UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-09819

STATE STREET INSTITUTIONAL INVESTMENT TRUST

(Exact name of registrant as specified in charter)

One Iron Street, Boston, Massachusetts 02210

(Address of principal executive offices) (Zip code)

(Name and Address of Agent for Service)	Copy to:

Sean O’Malley, Esq. Senior Vice President and General Counsel c/o SSGA Funds Management, Inc. One Iron Street Boston, Massachusetts 02210	Timothy W. Diggins, Esq. Ropes & Gray LLP Prudential Tower, 800 Boylston Street Boston, Massachusetts 02199-3600

Registrant’s telephone number, including area code: (617) 664-1465

Date of fiscal year end: December 31

Date of reporting period: December 31, 2022

Item 1. Reports to Stockholders.

(a)	The Report to Shareholders is attached herewith.

Annual Report
December 31, 2022
State Street Institutional Investment Trust
State Street Equity 500 Index Fund
State Street Equity 500 Index II Portfolio
The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-800-997-7327 or visiting www.ssga.com. Please read the prospectus carefully before you invest.

The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-800-997-7327 or visiting www.ssga.com. Please read the prospectus carefully before you invest.

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STATE STREET EQUITY 500 INDEX FUND
MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE (UNAUDITED)
The State Street Equity 500 Index Fund (the “Fund”) normally invests substantially all of its investable assets in the State Street Equity 500 Index II Portfolio (the “Portfolio”). The investment objective of the Fund is to replicate as closely as possible, before expenses, the performance of the Standard & Poor’s 500 Index (the “S&P 500” or the “Index”). As a result, this Fund invests indirectly through the Portfolio. The Fund’s benchmark is the S&P 500 Index (the “Index”).
For the 12-month period ended December 31, 2022 (the “Reporting Period”), the total return for the Fund’s Class K was –18.15%, and the return for the Index was –18.11%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. Fees, cash drag, and the cumulative effect of security misweights contributed to the difference between the Fund’s performance and that of the Index.
The global economy decelerated in 2022, with the S&P 500 sliding down in the first three quarters of 2022 and slightly rebounding in the fourth quarter.
In the first quarter of the Reporting Period in the U.S. concerns over the Russia-Ukraine war and tighter monetary policy negatively affected the S&P 500 which declined by 4.60% during the quarter. The U.S. consumer sentiment was hit due to higher prices, as inflation rose to 7.9%, reaching a 40-year high. The U.S. Federal Reserve (“the Fed”) announced its first rate hike since 2018, raising the target rate by 0.25%, and clarified that further increases would be appropriate. On the positive side, the U.S. labor market remained robust, with the February jobs report coming in much better than expected and wage growth had increased by 5.1% year over year. Total nonfarm payrolls surpassed consensus forecasts, and the unemployment rate dropped to 3.8%, despite the labor force participation rate moving up to 62.3%. Earnings growth for U.S. companies stood at 30% year over year, beating expectations.
The S&P 500 declined by 16.10% during the second quarter of the Reporting Period. Consumer sentiment dropped sharply despite lower levels of unemployment and stronger wage growth over the quarter. The Fed indicated its commitment toward bringing inflation under control by raising interest rates further. However, as an aftereffect, unemployment rates were also likely to rise, which was an area of concern for market participants. Signs of higher interest rates weighing on economic activity could be observed from 40% higher house prices compared with the start of 2020. Economic data also confirmed a decline in the number of home sales.
U.S. equities fell sharply for a third straight quarter in Q3, 2022 tampering down the S&P 500 return. The brief market rebound that began in June fizzled in the back half of August as central bank hawkishness driven by stubbornly high inflation frightened investors. The central bank has been looking to bring down inflation, which is running near its highest levels since the early 1980's. The Fed repeatedly stated that it is committed to slowing the economy to bring inflation down to its 2% target. Hotter August core CPI data underpinned the Fed’s hawkishness and further support came from a tight labor market.
Riding on the gains of October and November, U.S. equities were mostly higher in Q4, 2022. The S&P 500 gained 7.08% (USD) during Q4 2022, while the Dow Jones Industrial Average gained 15.39% (USD). This was seen as a respite after the negative returns seen during the past three quarters. There were some drawdowns seen in U.S. equities during December. The Fed raised the short-term borrowing rate by 75 bp during November. However, after four consecutive rate hikes of 75 bp during the year, the central bank raised the borrowing rate by 50 bp to a range of 4.25% to 4.50%. The Fed’s rate hike policy reflected the cooling year-on-year U.S. CPI during October and November, after the record high achieved in June 2022. During the quarter, there were also signs of downward pressure on housing rent as well as nominal wage growth.
Throughout the Reporting Period, only two of the eleven sectors posted positive returns. Energy was the best performing sector with a return of 65.7%, the Utilities sector finished the year gaining 1.5%. Communication Services, Consumer Discretionary and Information Technology were the three worst performing sectors, heavily affected by increasing Fed funds rates and consumer sentiment.
The Fund used futures in order to equitize cash during the Reporting Period. The Fund’s use of futures helped the Fund track the Index.
On an individual security level, the top positive contributors to the Fund’s performance on an absolute basis during the Reporting Period were: Exxon Mobil Corporation, Chevron and Merck & Co Inc. The top negative contributors to the Fund’s performance on an absolute basis during the Reporting Period were: Apple Inc., Amazon.com Inc. and Tesla Inc.
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
1

STATE STREET EQUITY 500 INDEX FUND
MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE (UNAUDITED)  (continued)
The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
2

State Street Equity 500 Index Fund
Performance Summary (Unaudited)
Comparison of Change in Value of a $10,000 Investment
(Based on Net Asset Value)
Line graph is based on cumulative total return.
Performance as of December 31, 2022
	Total Return One Year Ended December 31, 2022	Average Annual Total Return Five Years Ended December 31, 2022	Average Annual Total Return Ten Years Ended December 31, 2022
State Street Equity 500 Index Fund Administrative Shares	(18.28%)	9.17%	12.28%
State Street Equity 500 Index Fund Service Shares	(18.36%)	9.06%	12.17%
State Street Equity 500 Index Fund Class R Shares	(18.64%)	8.68%	11.78%
State Street Equity 500 Index Fund Class A Shares (1)	(18.52%)	8.88%	11.97%
State Street Equity 500 Index Fund Class I Shares (2)	(18.32%)	9.16%	12.25%
State Street Equity 500 Index Fund Class K Shares (3)	(18.15%)	9.34%	12.41%
S&P 500® Index (4)	(18.11%)	9.42%	12.56%
(1)	NAV Performance shown for the periods prior to the inception of Class A shares on September 17, 2014 reflects the historical performance of the fund’s Administrative Shares adjusted to reflect the higher expenses of Class A shares, estimated for their first year of operations, including applicable 12b-1 fees.
(2)	NAV Performance shown for the periods prior to the inception of Class I shares on September 17, 2014 reflects the historical performance of the fund’s Administrative Shares adjusted to reflect the higher expenses of Class I shares, estimated for their first year of operations, including applicable 12b-1 fees.
(3)	NAV Performance shown for the periods prior to the inception of Class K shares on September 17, 2014, reflect the historical performance of the fund’s Administrative Shares. Had the fund’s Class K fees been reflected, the returns shown for those periods would have been higher.
(4)	The Standard & Poor's 500 Composite Stock Price Index ("S&P 500 ® Index") is an unmanaged capitalization-weighted index of 500 widely held stocks recognized by investors to be representative of the stock market in general. It is not possible to invest directly in the S&P 500 ® Index.
Total returns and performance graph information represent past performance and are not indicative of future results, which may be lower or higher than performance data quoted. Investment return and principal value of an investment will fluctuate so that an investor’s share, when redeemed, may be worth more or less than its original cost. The graph and table above do not reflect the deduction of taxes that a shareholder would pay on fund distributions, sales, or the redemption of fund shares.
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
3

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET EQUITY 500 INDEX FUND
STATEMENT OF ASSETS AND LIABILITIES
December 31, 2022

ASSETS
Investment in affiliated State Street Equity 500 Index II Portfolio	$3,421,540,830
Receivable for investments sold	7,024,050
Receivable for fund shares sold	2,226,577
Receivable from Adviser	210,978
Prepaid expenses and other assets	5,317
TOTAL ASSETS	3,431,007,752
LIABILITIES
Payable for fund shares repurchased	9,233,814
Advisory fee payable	58,794
Custodian fees payable	15,389
Administration fees payable	141,325
Distribution fees payable	49,839
Transfer agent fees payable	62,521
Sub-transfer agent fee payable	151,987
Registration and filing fees payable	49,143
Professional fees payable	25,630
Printing and postage fees payable	34,777
Accrued expenses and other liabilities	10,189
TOTAL LIABILITIES	9,833,408
NET ASSETS	$3,421,174,344
NET ASSETS CONSIST OF:
Paid-in Capital	$2,953,593,054
Total distributable earnings (loss)	467,581,290
NET ASSETS	$3,421,174,344
Administrative Shares
Net Assets	$ 140,375,956
Shares Outstanding	488,376
Net asset value, offering and redemption price per share	$ 287.43
Service Shares
Net Assets	$ 6,430,645
Shares Outstanding	22,394
Net asset value, offering and redemption price per share	$ 287.16
Class R Shares
Net Assets	$ 27,008,191
Shares Outstanding	94,019
Net asset value, offering and redemption price per share	$ 287.26
Class A Shares
Net Assets	$ 74,419,834
Shares Outstanding	258,878
Net asset value, offering and redemption price per share	$ 287.47
Maximum sales charge	5.25%
Maximum offering price per share	$ 303.40
Class I Shares
Net Assets	$ 33,285,551
Shares Outstanding	115,760
Net asset value, offering and redemption price per share	$ 287.54
Class K Shares
Net Assets	$3,139,654,167
Shares Outstanding	10,918,812
Net asset value, offering and redemption price per share	$ 287.55
COST OF INVESTMENTS:
Investment in affiliated State Street Equity 500 Index II Portfolio	$2,920,319,513
Shares of affiliated State Street Equity 500 Index II Portfolio	9,830,319
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
4

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET EQUITY 500 INDEX FUND
STATEMENT OF OPERATIONS
For the Year Ended December 31, 2022

INVESTMENT INCOME
Interest income — unaffiliated issuers	$ 174
Dividend income from affiliated State Street Equity 500 Index II Portfolio	36,750,490
TOTAL INVESTMENT INCOME (LOSS)	36,750,664
EXPENSES
Advisory fee	656,771
Administration fees	1,641,927
Sub-transfer agent fee
Class A Shares	162,109
Class I Shares	71,310
Distribution fees
Administrative Shares	269,012
Service Shares	16,808
Class R Shares	186,061
Class A Shares	202,636
Custodian fees	46,200
Trustees’ fees and expenses	21,011
Transfer agent fees	231,334
Registration and filing fees	48,262
Professional fees	33,653
Printing and postage fees	77,872
Insurance expense	10,189
Miscellaneous expenses	19,293
TOTAL EXPENSES	3,694,448
Expenses waived/reimbursed by the Adviser	(2,742,824)
NET EXPENSES	951,624
NET INVESTMENT INCOME (LOSS)	$ 35,799,040
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investment in affiliated State Street Equity 500 Index II Portfolio	(35,747,112)
Capital gain distributions from the State Street Equity 500 Index II Portfolio	15,796,077
Net realized gain (loss)	(19,951,035)
Net change in unrealized appreciation/depreciation on:
Investment in affiliated State Street Equity 500 Index II Portfolio	(676,542,989)
NET REALIZED AND UNREALIZED GAIN (LOSS)	(696,494,024)
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$(660,694,984)
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
5

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET EQUITY 500 INDEX FUND
STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended 12/31/22	Year Ended 12/31/21
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ 35,799,040	$ 43,575,105
Net realized gain (loss)	(19,951,035)	35,705,091
Net change in unrealized appreciation/depreciation	(676,542,989)	612,889,016
Net increase (decrease) in net assets resulting from operations	(660,694,984)	692,169,212
DISTRIBUTIONS TO SHAREHOLDERS:
Administrative Shares	(2,765,066)	(5,886,900)
Service Shares	(120,234)	(198,578)
Class R Shares	(412,372)	(828,145)
Class A Shares	(1,242,018)	(2,111,087)
Class I Shares	(638,905)	(952,396)
Class K Shares	(66,368,494)	(78,793,757)
Total distributions to shareholders	(71,547,089)	(88,770,863)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Administrative Shares
Proceeds from shares sold	11,156,173	15,051,512
Reinvestment of distributions	2,765,066	5,886,900
Cost of shares redeemed	(60,380,608)	(91,642,106)
Net increase (decrease) from capital share transactions	(46,459,369)	(70,703,694)
Service Shares
Proceeds from shares sold	1,249,498	4,479,330
Reinvestment of distributions	120,234	198,577
Cost of shares redeemed	(1,515,488)	(24,489,397)
Net increase (decrease) from capital share transactions	(145,756)	(19,811,490)
Class R Shares
Proceeds from shares sold	2,940,314	3,786,593
Reinvestment of distributions	412,372	828,145
Cost of shares redeemed	(8,239,448)	(9,563,838)
Net increase (decrease) from capital share transactions	(4,886,762)	(4,949,100)
Class A Shares
Proceeds from shares sold	12,253,533	17,647,656
Reinvestment of distributions	1,236,304	2,107,809
Cost of shares redeemed	(15,547,474)	(10,182,286)
Net increase (decrease) from capital share transactions	(2,057,637)	9,573,179
Class I Shares
Proceeds from shares sold	17,447,973	14,432,402
Reinvestment of distributions	638,905	952,395
Cost of shares redeemed	(14,864,662)	(5,273,666)
Net increase (decrease) from capital share transactions	3,222,216	10,111,131
Class K Shares
Proceeds from shares sold	1,174,985,395	1,129,718,594
Reinvestment of distributions	66,339,809	78,793,757
Cost of shares redeemed	(401,716,405)	(546,574,592)
Net increase (decrease) from capital share transactions	839,608,799	661,937,759
Net increase (decrease) in net assets from beneficial interest transactions	789,281,491	586,157,785
Contribution from affiliate (Note 4)	1,381,224	—
Net increase (decrease) in net assets during the period	58,420,642	1,189,556,134
Net assets at beginning of period	3,362,753,702	2,173,197,568
NET ASSETS AT END OF PERIOD	$3,421,174,344	$3,362,753,702
SHARES OF BENEFICIAL INTEREST:
Administrative Shares
Shares sold	35,514	49,188
Reinvestment of distributions	9,647	16,341
Shares redeemed	(200,844)	(279,669)
Net increase (decrease) from share transactions	(155,683)	(214,140)
Service Shares
Shares sold	4,016	14,110
Reinvestment of distributions	420	552
Shares redeemed	(4,734)	(72,213)
Net increase (decrease) from share transactions	(298)	(57,551)
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
6

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET EQUITY 500 INDEX FUND
STATEMENTS OF CHANGES IN NET ASSETS  (continued)

	Year Ended 12/31/22	Year Ended 12/31/21
Class R Shares
Shares sold	9,196	11,668
Reinvestment of distributions	1,440	2,300
Shares redeemed	(26,387)	(29,213)
Net increase (decrease) from share transactions	(15,751)	(15,245)
Class A Shares
Shares sold	39,700	55,842
Reinvestment of distributions	4,313	5,850
Shares redeemed	(50,383)	(31,121)
Net increase (decrease) from share transactions	(6,370)	30,571
Class I Shares
Shares sold	53,313	45,037
Reinvestment of distributions	2,228	2,643
Shares redeemed	(46,109)	(15,804)
Net increase (decrease) from share transactions	9,432	31,876
Class K Shares
Shares sold	3,770,378	3,505,394
Reinvestment of distributions	231,375	218,635
Shares redeemed	(1,304,439)	(1,703,542)
Net increase (decrease) from share transactions	2,697,314	2,020,487
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
7

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET EQUITY 500 INDEX FUND
FINANCIAL HIGHLIGHTS
Selected data for a share outstanding throughout each period

	Administrative Shares
	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20(a)	Year Ended 12/31/19(a)	Year Ended 12/31/18(a)
Net asset value, beginning of period	$ 358.78	$ 286.86	$ 247.00	$ 196.40	$ 216.20
Income (loss) from investment operations:
Net investment income (loss) (b)	2.18	3.57	3.58	3.90	3.40
Net realized and unrealized gain (loss)	(67.90)	77.70	41.19	57.30	(13.30)
Total from investment operations	(65.72)	81.27	44.77	61.20	(9.90)
Contribution from affiliate (Note 4)	0.13	—	—	—	—
Distributions to shareholders from:
Net investment income	(2.69)	(4.40)	(4.11)	(4.40)	(3.90)
Net realized gains	(3.07)	(4.95)	(0.80)	(6.20)	(6.00)
Total distributions	(5.76)	(9.35)	(4.91)	(10.60)	(9.90)
Net asset value, end of period	$ 287.43	$ 358.78	$ 286.86	$ 247.00	$ 196.40
Total return (c)	(18.28)%(d)	28.32%	18.14%	31.14%	(4.56)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$140,376	$231,075	$246,181	$241,794	$213,270
Ratios to Average Net Assets:
Total expenses (e)	0.23%	0.25%	0.26%	0.27%	0.27%
Net expenses (e)	0.15%	0.17%	0.17%	0.17%	0.17%
Net investment income (loss)	0.70%	1.09%	1.45%	1.68%	1.51%
Portfolio turnover rate (f)	2%	6%	6%	21%	8%
(a)	On April 17, 2020, the State Street Equity 500 Index Fund underwent a 1-for-10 reverse share split. The per share data presented here have been retroactively adjusted to reflect this split. See Note 11.
(b)	Net investment income per share is calculated using the average shares method.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.
(d)	If the affiliates had not made contributions during the year ended December 31, 2022, the total return would have been (18.32)%.
(e)	Ratio does not include the expenses of the State Street Equity 500 Index II Portfolio.
(f)	Portfolio turnover rate is from the State Street Equity 500 Index II Portfolio.
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
8

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET EQUITY 500 INDEX FUND
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	Service Shares
	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20(a)	Year Ended 12/31/19(a)	Year Ended 12/31/18(a)
Net asset value, beginning of period	$358.44	$286.59	$246.70	$196.20	$216.00
Income (loss) from investment operations:
Net investment income (loss) (b)	2.40	0.94	3.33	3.10	3.20
Net realized and unrealized gain (loss)	(68.34)	79.89	41.18	57.70	(13.30)
Total from investment operations	(65.94)	80.83	44.51	60.80	(10.10)
Contribution from affiliates (Note 4)	0.13	0.00	0.00	0.00	0.00
Distributions to shareholders from:
Net investment income	(2.40)	(4.03)	(3.82)	(4.10)	(3.70)
Net realized gains	(3.07)	(4.95)	(0.80)	(6.20)	(6.00)
Total distributions	(5.47)	(8.98)	(4.62)	(10.30)	(9.70)
Net asset value, end of period	$287.16	$358.44	$286.59	$246.70	$196.20
Total return (c)	(18.36)%(d)	28.19%	18.06%	30.99%	(4.66)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$ 6,431	$ 8,134	$22,997	$20,457	$20,897
Ratios to Average Net Assets:
Total expenses (e)	0.33%	0.35%	0.36%	0.37%	0.37%
Net expenses (e)	0.25%	0.27%	0.27%	0.27%	0.27%
Net investment income (loss)	0.77%	0.29%	1.35%	1.36%	1.44%
Portfolio turnover rate (f)	2%	6%	6%	21%	8%
(a)	On April 17, 2020, the State Street Equity 500 Index Fund underwent a 1-for-10 reverse share split. The per share data presented here have been retroactively adjusted to reflect this split. See Note 11.
(b)	Net investment income per share is calculated using the average shares method.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.
(d)	If the affiliates had not made contributions during the year ended December 31, 2022, the total return would have been (18.40)%.
(e)	Ratio does not include the expenses of the State Street Equity 500 Index II Portfolio.
(f)	Portfolio turnover rate is from the State Street Equity 500 Index II Portfolio.
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
9

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET EQUITY 500 INDEX FUND
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	Class R Shares
	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20(a)	Year Ended 12/31/19(a)	Year Ended 12/31/18(a)
Net asset value, beginning of period	$358.56	$286.68	$246.80	$196.20	$216.10
Income (loss) from investment operations:
Net investment income (loss) (b)	1.06	2.52	2.41	2.90	2.40
Net realized and unrealized gain (loss)	(68.05)	77.04	41.07	57.10	(13.30)
Total from investment operations	(66.99)	79.56	43.48	60.00	(10.90)
Contribution from affiliates (Note 4)	0.13	0.00	0.00	0.00	0.00
Distributions to shareholders from:
Net investment income	(1.37)	(2.73)	(2.80)	(3.20)	(3.00)
Net realized gains	(3.07)	(4.95)	(0.80)	(6.20)	(6.00)
Total distributions	(4.44)	(7.68)	(3.60)	(9.40)	(9.00)
Net asset value, end of period	$287.26	$358.56	$286.68	$246.80	$196.20
Total return (c)	(18.64)%(d)	27.74%	17.63%	30.58%	(5.04)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$27,008	$39,359	$35,839	$37,222	$32,099
Ratios to Average Net Assets:
Total expenses (e)	0.68%	0.70%	0.71%	0.72%	0.72%
Net expenses (e)	0.60%	0.62%	0.62%	0.62%	0.62%
Net investment income (loss)	0.34%	0.78%	0.98%	1.27%	1.06%
Portfolio turnover rate (f)	2%	6%	6%	21%	8%
(a)	On April 17, 2020, the State Street Equity 500 Index Fund underwent a 1-for-10 reverse share split. The per share data presented here have been retroactively adjusted to reflect this split. See Note 11.
(b)	Net investment income per share is calculated using the average shares method.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.
(d)	If the affiliates had not made contributions during the year ended December 31, 2022, the total return would have been (18.70)%.
(e)	Ratio does not include the expenses of the State Street Equity 500 Index II Portfolio.
(f)	Portfolio turnover rate is from the State Street Equity 500 Index II Portfolio.
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
10

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET EQUITY 500 INDEX FUND
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	Class A Shares
	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20(a)	Year Ended 12/31/19(a)	Year Ended 12/31/18(a)
Net asset value, beginning of period	$358.82	$286.88	$247.00	$196.40	$216.30
Income (loss) from investment operations:
Net investment income (loss) (b)	1.67	3.49	3.20	4.20	6.40
Net realized and unrealized gain (loss)	(68.27)	76.69	40.72	56.30	(16.60)
Total from investment operations	(66.60)	80.18	43.92	60.50	(10.20)
Contribution from affiliates (Note 4)	0.13	—	—	—	—
Distributions to shareholders from:
Net investment income	(1.81)	(3.29)	(3.24)	(3.70)	(3.70)
Net realized gains	(3.07)	(4.95)	(0.80)	(6.20)	(6.00)
Total distributions	(4.88)	(8.24)	(4.04)	(9.90)	(9.70)
Net asset value, end of period	$287.47	$358.82	$286.88	$247.00	$196.40
Total return (c)	(18.52)%(d)	27.94%	17.79%	30.78%	(4.72)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$74,420	$95,176	$67,324	$55,604	$31,766
Ratios to Average Net Assets:
Total expenses (e)	0.53%	0.55%	0.56%	0.57%	0.38%
Net expenses (e)	0.45%	0.47%	0.47%	0.47%	0.28%
Net investment income (loss)	0.54%	1.07%	1.29%	1.81%	2.89%
Portfolio turnover rate (f)	2%	6%	6%	21%	8%
(a)	On April 17, 2020, the State Street Equity 500 Index Fund underwent a 1-for-10 reverse share split. The per share data presented here have been retroactively adjusted to reflect this split. See Note 11.
(b)	Net investment income per share is calculated using the average shares method.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.
(d)	If the affiliates had not made contributions during the year ended December 31, 2022, the total return would have been (18.56)%.
(e)	Ratio does not include the expenses of the State Street Equity 500 Index II Portfolio.
(f)	Portfolio turnover rate is from the State Street Equity 500 Index II Portfolio.
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
11

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET EQUITY 500 INDEX FUND
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	Class I Shares
	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20(a)	Year Ended 12/31/19(a)	Year Ended 12/31/18(a)
Net asset value, beginning of period	$358.91	$286.96	$247.10	$196.50	$216.30
Income (loss) from investment operations:
Net investment income (loss) (b)	2.50	4.85	4.39	3.20	4.40
Net realized and unrealized gain (loss)	(68.38)	76.26	40.24	58.10	(14.10)
Total from investment operations	(65.88)	81.11	44.63	61.30	(9.70)
Contribution from affiliates (Note 4)	0.13	—	—	—	—
Distributions to shareholders from:
Net investment income	(2.55)	(4.21)	(3.97)	(4.50)	(4.10)
Net realized gains	(3.07)	(4.95)	(0.80)	(6.20)	(6.00)
Total distributions	(5.62)	(9.16)	(4.77)	(10.70)	(10.10)
Net asset value, end of period	$287.54	$358.91	$286.96	$247.10	$196.50
Total return (c)	(18.32)%(d)	28.25%	18.07%	31.17%	(4.45)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$33,286	$38,162	$21,365	$14,478	$14,496
Ratios to Average Net Assets:
Total expenses (e)	0.28%	0.30%	0.31%	0.24%	0.15%
Net expenses (e)	0.20%	0.22%	0.22%	0.15%	0.05%
Net investment income (loss)	0.80%	1.47%	1.75%	1.38%	1.98%
Portfolio turnover rate (f)	2%	6%	6%	21%	8%
(a)	On April 17, 2020, the State Street Equity 500 Index Fund underwent a 1-for-10 reverse share split. The per share data presented here have been retroactively adjusted to reflect this split. See Note 11.
(b)	Net investment income per share is calculated using the average shares method.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.
(d)	If the affiliates had not made contributions during the year ended December 31, 2022, the total return would have been (18.36)%.
(e)	Ratio does not include the expenses of the State Street Equity 500 Index II Portfolio.
(f)	Portfolio turnover rate is from the State Street Equity 500 Index II Portfolio.
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
12

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET EQUITY 500 INDEX FUND
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	Class K Shares
	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20(a)	Year Ended 12/31/19(a)	Year Ended 12/31/18(a)
Net asset value, beginning of period	$ 358.92	$ 286.97	$ 247.10	$ 196.40	$ 216.20
Income (loss) from investment operations:
Net investment income (loss) (b)	3.53	5.43	5.92	5.10	4.70
Net realized and unrealized gain (loss)	(68.82)	76.42	39.30	56.60	(14.30)
Total from investment operations	(65.29)	81.85	45.22	61.70	(9.60)
Contribution from affiliates (Note 4)	0.13	—	—	—	—
Distributions to shareholders from:
Net investment income	(3.14)	(4.95)	(4.55)	(4.80)	(4.20)
Net realized gains	(3.07)	(4.95)	(0.80)	(6.20)	(6.00)
Total distributions	(6.21)	(9.90)	(5.35)	(11.00)	(10.20)
Net asset value, end of period	$ 287.55	$ 358.92	$ 286.97	$ 247.10	$ 196.40
Total return (c)	(18.15)%(d)	28.51%	18.32%	31.39%	(4.42)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$3,139,654	$2,950,849	$1,779,491	$827,654	$485,040
Ratios to Average Net Assets:
Total expenses (e)	0.08%	0.10%	0.11%	0.12%	0.12%
Net expenses (e)	0.00%(f)	0.02%	0.02%	0.02%	0.02%
Net investment income (loss)	1.14%	1.65%	2.37%	2.22%	2.08%
Portfolio turnover rate (g)	2%	6%	6%	21%	8%
(a)	On April 17, 2020, the State Street Equity 500 Index Fund underwent a 1-for-10 reverse share split. The per share data presented here have been retroactively adjusted to reflect this split. See Note 11.
(b)	Net investment income per share is calculated using the average shares method.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.
(d)	If the affiliates had not made contributions during the year ended December 31, 2022, the total return would have been (18.19)%.
(e)	Ratio does not include the expenses of the State Street Equity 500 Index II Portfolio.
(f)	Amount is less than 0.005%.
(g)	Portfolio turnover rate is from the State Street Equity 500 Index II Portfolio.
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
13

State Street Equity 500 Index II Portfolio
PORTFOLIO STATISTICS (UNAUDITED)
Portfolio Composition as of December 31, 2022

% of Net Assets
Common Stocks	98.0%
Short-Term Investments	2.1
Liabilities in Excess of Other Assets	(0.1)
TOTAL	100.0%
(The composition is expressed as a percentage of net assets as of the date indicated. The composition will vary over time.)
Top Five Sectors as of December 31, 2022

Description	% of Net Assets
Information Technology	25.2%
Health Care	15.5
Financials	11.4
Consumer Discretionary	9.6
Industrials	8.5
TOTAL	70.2%
(The top five sectors are expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
14

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET EQUITY 500 INDEX II PORTFOLIO
SCHEDULE OF INVESTMENTS
December 31, 2022

Security Description	Shares	Value
COMMON STOCKS — 98.0%
COMMUNICATION SERVICES — 7.1%
Activision Blizzard, Inc.	159,300	$ 12,194,415
Alphabet, Inc. Class A (a)	1,321,940	116,634,766
Alphabet, Inc. Class C (a)	1,172,040	103,995,109
AT&T, Inc.	1,583,240	29,147,448
Cars.com, Inc. (a)	1	14
Charter Communications, Inc. Class A (a)	23,300	7,901,030
Comcast Corp. Class A	957,766	33,493,077
DISH Network Corp. Class A (a)	45,918	644,689
Electronic Arts, Inc.	57,079	6,973,912
Fox Corp. Class A	70,066	2,127,904
Fox Corp. Class B	29,300	833,585
Interpublic Group of Cos., Inc.	83,366	2,776,922
Live Nation Entertainment, Inc. (a)	33,400	2,329,316
Lumen Technologies, Inc. (b)	199,078	1,039,187
Match Group, Inc. (a)	57,400	2,381,526
Meta Platforms, Inc. Class A (a)	498,293	59,964,580
Netflix, Inc. (a)	98,904	29,164,812
News Corp. Class A	81,488	1,483,082
News Corp. Class B	21,600	398,304
Omnicom Group, Inc.	44,891	3,661,759
Paramount Global Class B (b)	103,281	1,743,383
Take-Two Interactive Software, Inc. (a)	35,200	3,665,376
T-Mobile US, Inc. (a)	132,975	18,616,500
Verizon Communications, Inc.	932,215	36,729,271
Walt Disney Co. (a)	404,664	35,157,208
Warner Bros Discovery, Inc. (a)	466,678	4,424,107
		517,481,282
CONSUMER DISCRETIONARY — 9.6%
Advance Auto Parts, Inc.	13,300	1,955,499
Amazon.com, Inc. (a)	1,968,900	165,387,600
Aptiv PLC (a)	58,919	5,487,127
AutoZone, Inc. (a)	4,176	10,298,768
Bath & Body Works, Inc.	48,421	2,040,461
Best Buy Co., Inc.	46,806	3,754,309
Booking Holdings, Inc. (a)	8,524	17,178,247
BorgWarner, Inc.	56,977	2,293,324
Caesars Entertainment, Inc. (a)	45,700	1,901,120
CarMax, Inc. (a)	32,603	1,985,197
Carnival Corp. (a)(b)	218,001	1,757,088
Chipotle Mexican Grill, Inc. (a)	6,286	8,721,762
D.R. Horton, Inc.	70,997	6,328,673
Darden Restaurants, Inc.	26,971	3,730,898
Dollar General Corp.	49,513	12,192,576
Security Description	Shares	Value
Dollar Tree, Inc. (a)	45,626	$ 6,453,342
Domino's Pizza, Inc.	7,500	2,598,000
eBay, Inc.	118,145	4,899,473
Etsy, Inc. (a)	26,900	3,222,082
Expedia Group, Inc. (a)	31,634	2,771,138
Ford Motor Co.	885,438	10,297,644
Garmin, Ltd.	31,740	2,929,285
General Motors Co.	315,123	10,600,738
Genuine Parts Co.	31,989	5,550,411
Hasbro, Inc.	27,597	1,683,693
Hilton Worldwide Holdings, Inc.	61,100	7,720,596
Home Depot, Inc.	226,702	71,606,094
Las Vegas Sands Corp. (a)	72,300	3,475,461
Lennar Corp. Class A	55,106	4,987,093
LKQ Corp.	54,600	2,916,186
Lowe's Cos., Inc.	137,950	27,485,158
Marriott International, Inc. Class A	58,955	8,777,810
McDonald's Corp.	162,410	42,799,907
MGM Resorts International	71,300	2,390,689
Mohawk Industries, Inc. (a)	10,431	1,066,257
Newell Brands, Inc.	69,541	909,596
NIKE, Inc. Class B	279,806	32,740,100
Norwegian Cruise Line Holdings, Ltd. (a)	84,300	1,031,832
NVR, Inc. (a)	710	3,274,932
O'Reilly Automotive, Inc. (a)	14,080	11,883,942
Pool Corp.	8,100	2,448,873
PulteGroup, Inc.	46,362	2,110,862
Ralph Lauren Corp. (b)	8,979	948,811
Ross Stores, Inc.	77,956	9,048,353
Royal Caribbean Cruises, Ltd. (a)	50,900	2,515,987
Starbucks Corp.	255,230	25,318,816
Tapestry, Inc.	50,528	1,924,106
Target Corp.	102,772	15,317,139
Tesla, Inc. (a)	594,400	73,218,192
TJX Cos., Inc.	258,474	20,574,530
Tractor Supply Co.	24,226	5,450,123
Ulta Beauty, Inc. (a)	11,400	5,347,398
VF Corp.	65,244	1,801,387
Whirlpool Corp.	11,102	1,570,489
Wynn Resorts, Ltd. (a)(b)	21,841	1,801,227
Yum! Brands, Inc.	63,402	8,120,528
		696,600,929
CONSUMER STAPLES — 7.1%
Altria Group, Inc.	399,229	18,248,758
Archer-Daniels-Midland Co.	123,332	11,451,376
Brown-Forman Corp. Class B	38,452	2,525,527
Campbell Soup Co.	42,782	2,427,878
Church & Dwight Co., Inc.	52,300	4,215,903
Clorox Co.	28,264	3,966,287
Coca-Cola Co.	862,600	54,869,986
Colgate-Palmolive Co.	186,423	14,688,268
Conagra Brands, Inc.	109,924	4,254,059

See accompanying notes to financial statements.
15

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET EQUITY 500 INDEX II PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022

Security Description	Shares	Value
Constellation Brands, Inc. Class A	36,550	$ 8,470,462
Costco Wholesale Corp.	98,155	44,807,757
Estee Lauder Cos., Inc. Class A	51,741	12,837,459
General Mills, Inc.	133,242	11,172,342
Hershey Co.	33,067	7,657,325
Hormel Foods Corp.	59,602	2,714,871
JM Smucker Co.	24,205	3,835,524
Kellogg Co.	59,128	4,212,279
Keurig Dr. Pepper, Inc.	191,700	6,836,022
Kimberly-Clark Corp.	75,627	10,266,365
Kraft Heinz Co.	179,518	7,308,178
Kroger Co.	147,142	6,559,590
Lamb Weston Holdings, Inc.	30,700	2,743,352
McCormick & Co., Inc.	53,184	4,408,422
Molson Coors Beverage Co. Class B	39,653	2,042,923
Mondelez International, Inc. Class A	304,015	20,262,600
Monster Beverage Corp. (a)	85,635	8,694,522
PepsiCo, Inc.	305,316	55,158,389
Philip Morris International, Inc.	344,112	34,827,576
Procter & Gamble Co.	524,726	79,527,473
Sysco Corp.	110,474	8,445,737
Tyson Foods, Inc. Class A	63,544	3,955,614
Walgreens Boots Alliance, Inc.	162,205	6,059,979
Walmart, Inc.	313,003	44,380,695
		513,833,498
ENERGY — 5.1%
APA Corp.	68,955	3,218,819
Baker Hughes Co.	226,879	6,699,737
ChampionX Corp.	1	29
Chevron Corp.	394,017	70,722,111
ConocoPhillips	276,735	32,654,730
Coterra Energy, Inc.	171,178	4,205,844
Devon Energy Corp.	146,873	9,034,158
Diamondback Energy, Inc.	37,600	5,142,928
EOG Resources, Inc.	130,971	16,963,364
EQT Corp.	76,000	2,571,080
Exxon Mobil Corp.	911,675	100,557,753
Halliburton Co.	204,967	8,065,451
Hess Corp.	62,357	8,843,470
Kinder Morgan, Inc.	445,250	8,050,120
Marathon Oil Corp.	146,988	3,978,965
Marathon Petroleum Corp.	104,841	12,202,444
Occidental Petroleum Corp.	158,773	10,001,111
ONEOK, Inc.	100,996	6,635,437
Phillips 66	104,173	10,842,326
Pioneer Natural Resources Co.	53,176	12,144,867
Schlumberger, Ltd.	316,150	16,901,379
Targa Resources Corp.	52,100	3,829,350
Valero Energy Corp.	86,423	10,963,622
Security Description	Shares	Value
Williams Cos., Inc.	263,758	$ 8,677,638
		372,906,733
FINANCIALS — 11.4%
Aflac, Inc.	125,206	9,007,320
Allstate Corp.	59,139	8,019,248
American Express Co.	133,112	19,667,298
American International Group, Inc.	166,501	10,529,523
Ameriprise Financial, Inc.	23,244	7,237,484
Aon PLC Class A	46,198	13,865,868
Arch Capital Group, Ltd. (a)	84,000	5,273,520
Arthur J Gallagher & Co.	45,600	8,597,424
Assurant, Inc.	10,485	1,311,254
Bank of America Corp.	1,547,205	51,243,430
Bank of New York Mellon Corp.	165,794	7,546,943
Berkshire Hathaway, Inc. Class B (a)	398,784	123,184,378
BlackRock, Inc.	33,416	23,679,580
Brown & Brown, Inc.	54,600	3,110,562
Capital One Financial Corp.	83,495	7,761,695
Cboe Global Markets, Inc.	22,300	2,797,981
Charles Schwab Corp.	339,004	28,225,473
Chubb, Ltd.	92,453	20,395,132
Cincinnati Financial Corp.	35,509	3,635,767
Citigroup, Inc.	431,427	19,513,443
Citizens Financial Group, Inc.	106,200	4,181,094
CME Group, Inc.	80,363	13,513,842
Comerica, Inc.	28,827	1,927,085
Discover Financial Services	61,828	6,048,633
Everest Re Group, Ltd.	8,300	2,749,541
FactSet Research Systems, Inc.	8,000	3,209,680
Fifth Third Bancorp	156,462	5,133,518
First Republic Bank	40,600	4,948,734
Franklin Resources, Inc. (b)	70,089	1,848,948
Globe Life, Inc.	21,412	2,581,217
Goldman Sachs Group, Inc.	75,246	25,837,971
Hartford Financial Services Group, Inc.	72,167	5,472,424
Huntington Bancshares, Inc.	315,391	4,447,013
Intercontinental Exchange, Inc.	124,885	12,811,952
Invesco, Ltd.	93,111	1,675,067
JPMorgan Chase & Co.	649,443	87,090,306
KeyCorp.	214,996	3,745,230
Lincoln National Corp.	31,082	954,839
Loews Corp.	43,819	2,555,962
M&T Bank Corp.	39,245	5,692,880
MarketAxess Holdings, Inc.	8,400	2,342,676
Marsh & McLennan Cos., Inc.	110,519	18,288,684
MetLife, Inc.	144,970	10,491,479
Moody's Corp.	35,432	9,872,064
Morgan Stanley	293,027	24,913,156
MSCI, Inc.	18,000	8,373,060
Nasdaq, Inc.	77,425	4,750,024

See accompanying notes to financial statements.
16

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET EQUITY 500 INDEX II PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022

Security Description	Shares	Value
Northern Trust Corp.	44,596	$ 3,946,300
PNC Financial Services Group, Inc.	90,075	14,226,446
Principal Financial Group, Inc.	50,465	4,235,023
Progressive Corp.	130,449	16,920,540
Prudential Financial, Inc.	82,802	8,235,487
Raymond James Financial, Inc.	43,100	4,605,235
Regions Financial Corp.	197,446	4,256,936
S&P Global, Inc.	73,988	24,781,541
Signature Bank	12,100	1,394,162
State Street Corp. (c)	82,878	6,428,846
SVB Financial Group (a)	12,500	2,876,750
Synchrony Financial	99,976	3,285,211
T Rowe Price Group, Inc.	49,355	5,382,656
Travelers Cos., Inc.	51,406	9,638,111
Truist Financial Corp.	292,915	12,604,132
US Bancorp	302,222	13,179,901
W R Berkley Corp.	42,500	3,084,225
Wells Fargo & Co.	845,803	34,923,206
Willis Towers Watson PLC	23,745	5,807,552
Zions Bancorp NA	28,695	1,410,646
		831,283,308
HEALTH CARE — 15.5%
Abbott Laboratories	386,749	42,461,173
AbbVie, Inc.	391,780	63,315,566
Agilent Technologies, Inc.	64,693	9,681,307
Align Technology, Inc. (a)	15,700	3,311,130
AmerisourceBergen Corp.	36,734	6,087,191
Amgen, Inc.	118,454	31,110,759
Baxter International, Inc.	114,479	5,834,995
Becton Dickinson & Co.	63,656	16,187,721
Biogen, Inc. (a)	32,284	8,940,085
Bio-Rad Laboratories, Inc. Class A (a)	4,800	2,018,352
Bio-Techne Corp.	36,500	3,025,120
Boston Scientific Corp. (a)	319,657	14,790,529
Bristol-Myers Squibb Co.	471,975	33,958,601
Cardinal Health, Inc.	56,533	4,345,692
Catalent, Inc. (a)	38,700	1,741,887
Centene Corp. (a)	126,904	10,407,397
Charles River Laboratories International, Inc. (a)	10,700	2,331,530
Cigna Corp.	68,041	22,544,705
Cooper Cos., Inc.	11,000	3,637,370
CVS Health Corp.	291,994	27,210,921
Danaher Corp.	145,394	38,590,475
DaVita, Inc. (a)	12,028	898,131
DENTSPLY SIRONA, Inc.	52,034	1,656,763
DexCom, Inc. (a)	85,000	9,625,400
Edwards Lifesciences Corp. (a)	135,530	10,111,893
Elevance Health, Inc.	53,119	27,248,453
Eli Lilly & Co.	174,772	63,938,589
Gilead Sciences, Inc.	278,952	23,948,029
Security Description	Shares	Value
HCA Healthcare, Inc.	47,600	$ 11,422,096
Henry Schein, Inc. (a)	29,100	2,324,217
Hologic, Inc. (a)	52,700	3,942,487
Humana, Inc.	28,290	14,489,855
IDEXX Laboratories, Inc. (a)	18,000	7,343,280
Illumina, Inc. (a)	33,900	6,854,580
Incyte Corp. (a)	38,300	3,076,256
Intuitive Surgical, Inc. (a)	78,632	20,865,001
IQVIA Holdings, Inc. (a)	41,800	8,564,402
Johnson & Johnson	578,708	102,228,768
Laboratory Corp. of America Holdings	18,975	4,468,233
McKesson Corp.	31,052	11,648,226
Medtronic PLC	295,693	22,981,260
Merck & Co., Inc.	561,772	62,328,603
Mettler-Toledo International, Inc. (a)	4,800	6,938,160
Moderna, Inc. (a)	72,000	12,932,640
Molina Healthcare, Inc. (a)	13,300	4,391,926
Organon & Co.	53,767	1,501,712
PerkinElmer, Inc.	28,886	4,050,395
Pfizer, Inc.	1,243,633	63,723,755
Quest Diagnostics, Inc.	25,142	3,933,214
Regeneron Pharmaceuticals, Inc. (a)	23,842	17,201,765
ResMed, Inc.	33,100	6,889,103
STERIS PLC	21,300	3,933,897
Stryker Corp.	75,094	18,359,732
Teleflex, Inc.	9,800	2,446,374
Thermo Fisher Scientific, Inc.	87,012	47,916,638
UnitedHealth Group, Inc.	206,774	109,627,439
Universal Health Services, Inc. Class B	13,400	1,887,926
Vertex Pharmaceuticals, Inc. (a)	57,252	16,533,233
Viatris, Inc.	281,614	3,134,364
Waters Corp. (a)	12,950	4,436,411
West Pharmaceutical Services, Inc.	17,000	4,000,950
Zimmer Biomet Holdings, Inc.	46,625	5,944,688
Zoetis, Inc.	104,020	15,244,131
		1,126,525,481
INDUSTRIALS — 8.5%
3M Co.	121,458	14,565,243
A.O. Smith Corp.	24,500	1,402,380
Alaska Air Group, Inc. (a)	23,100	991,914
Allegion PLC	20,996	2,210,039
American Airlines Group, Inc. (a)	137,900	1,754,088
AMETEK, Inc.	49,999	6,985,860
Boeing Co. (a)	124,564	23,728,196
C.H. Robinson Worldwide, Inc.	25,879	2,369,481
Carrier Global Corp.	188,279	7,766,509
Caterpillar, Inc.	115,624	27,698,885
Cintas Corp.	19,466	8,791,235

See accompanying notes to financial statements.
17

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET EQUITY 500 INDEX II PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022

Security Description	Shares	Value
Copart, Inc. (a)	93,600	$ 5,699,304
CoStar Group, Inc. (a)	91,200	7,047,936
CSX Corp.	469,365	14,540,928
Cummins, Inc.	31,814	7,708,214
Deere & Co.	61,083	26,189,947
Delta Air Lines, Inc. (a)	136,634	4,489,793
Dover Corp.	29,750	4,028,448
Eaton Corp. PLC	88,825	13,941,084
Emerson Electric Co.	132,179	12,697,115
Equifax, Inc.	26,888	5,225,952
Expeditors International of Washington, Inc.	34,976	3,634,706
Fastenal Co.	129,916	6,147,625
FedEx Corp.	53,750	9,309,500
Fortive Corp.	76,249	4,898,998
Generac Holdings, Inc. (a)	12,700	1,278,382
General Dynamics Corp.	49,672	12,324,120
General Electric Co.	243,323	20,388,034
Honeywell International, Inc.	149,278	31,990,275
Howmet Aerospace, Inc.	78,186	3,081,310
Huntington Ingalls Industries, Inc.	8,800	2,029,984
IDEX Corp.	16,300	3,721,779
Illinois Tool Works, Inc.	62,400	13,746,720
Ingersoll Rand, Inc.	92,187	4,816,771
Jacobs Solutions, Inc.	29,443	3,535,221
JB Hunt Transport Services, Inc.	19,200	3,347,712
Johnson Controls International PLC	154,908	9,914,112
L3Harris Technologies, Inc.	41,921	8,728,371
Leidos Holdings, Inc.	31,600	3,324,004
Lockheed Martin Corp.	51,871	25,234,723
Masco Corp.	52,984	2,472,763
Nordson Corp.	11,400	2,710,008
Norfolk Southern Corp.	51,787	12,761,353
Northrop Grumman Corp.	32,325	17,636,843
Old Dominion Freight Line, Inc.	19,350	5,491,143
Otis Worldwide Corp.	93,889	7,352,448
PACCAR, Inc.	75,739	7,495,889
Parker-Hannifin Corp.	28,989	8,435,799
Pentair PLC	34,704	1,560,986
Quanta Services, Inc.	32,607	4,646,497
Raytheon Technologies Corp.	326,401	32,940,389
Republic Services, Inc.	46,389	5,983,717
Robert Half International, Inc.	23,166	1,710,346
Rockwell Automation, Inc.	25,926	6,677,760
Rollins, Inc.	51,325	1,875,416
Snap-on, Inc.	11,240	2,568,228
Southwest Airlines Co.	135,859	4,574,373
Stanley Black & Decker, Inc.	30,757	2,310,466
Textron, Inc.	43,633	3,089,216
Trane Technologies PLC	51,784	8,704,373
TransDigm Group, Inc.	11,500	7,240,975
Union Pacific Corp.	136,598	28,285,348
Security Description	Shares	Value
United Airlines Holdings, Inc. (a)	69,000	$ 2,601,300
United Parcel Service, Inc. Class B	162,191	28,195,283
United Rentals, Inc. (a)	14,900	5,295,758
Verisk Analytics, Inc.	35,500	6,262,910
W.W. Grainger, Inc.	9,657	5,371,706
Waste Management, Inc.	83,435	13,089,283
Westinghouse Air Brake Technologies Corp.	40,666	4,058,873
Xylem, Inc.	38,058	4,208,073
		616,892,420
INFORMATION TECHNOLOGY — 25.2%
Accenture PLC Class A	139,818	37,309,035
Adobe, Inc. (a)	103,144	34,711,050
Advanced Micro Devices, Inc. (a)	358,594	23,226,133
Akamai Technologies, Inc. (a)	34,590	2,915,937
Amphenol Corp. Class A	133,740	10,182,964
Analog Devices, Inc.	114,561	18,791,441
ANSYS, Inc. (a)	18,500	4,469,415
Apple, Inc.	3,315,396	430,769,402
Applied Materials, Inc.	191,554	18,653,529
Arista Networks, Inc. (a)	55,900	6,783,465
Autodesk, Inc. (a)	47,106	8,802,698
Automatic Data Processing, Inc.	92,252	22,035,313
Broadcom, Inc.	89,791	50,204,842
Broadridge Financial Solutions, Inc.	27,100	3,634,923
Cadence Design Systems, Inc. (a)	61,700	9,911,488
CDW Corp.	29,600	5,285,968
Ceridian HCM Holding, Inc. (a)	31,400	2,014,310
Cisco Systems, Inc.	910,590	43,380,508
Cognizant Technology Solutions Corp. Class A	116,441	6,659,261
Corning, Inc.	166,726	5,325,228
DXC Technology Co. (a)	46,338	1,227,957
Enphase Energy, Inc. (a)	30,200	8,001,792
EPAM Systems, Inc. (a)	13,200	4,326,168
F5, Inc. (a)	12,841	1,842,812
Fidelity National Information Services, Inc.	129,291	8,772,394
First Solar, Inc. (a)	21,400	3,205,506
Fiserv, Inc. (a)	142,124	14,364,473
FleetCor Technologies, Inc. (a)	15,300	2,810,304
Fortinet, Inc. (a)	139,600	6,825,044
Gartner, Inc. (a)	17,400	5,848,836
Gen Digital, Inc.	136,060	2,915,766
Global Payments, Inc.	58,768	5,836,838
Hewlett Packard Enterprise Co.	291,953	4,659,570
HP, Inc.	199,853	5,370,050

See accompanying notes to financial statements.
18

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET EQUITY 500 INDEX II PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022

Security Description	Shares	Value
Intel Corp.	917,636	$ 24,253,119
International Business Machines Corp.	200,895	28,304,097
Intuit, Inc.	62,637	24,379,573
Jack Henry & Associates, Inc.	15,300	2,686,068
Juniper Networks, Inc.	71,749	2,293,098
Keysight Technologies, Inc. (a)	39,200	6,705,944
KLA Corp.	31,732	11,963,916
Lam Research Corp.	29,777	12,515,273
Mastercard, Inc. Class A	188,051	65,390,974
Microchip Technology, Inc.	119,866	8,420,586
Micron Technology, Inc.	238,134	11,901,937
Microsoft Corp.	1,652,758	396,364,424
Monolithic Power Systems, Inc.	10,100	3,571,461
Motorola Solutions, Inc.	37,472	9,656,909
NetApp, Inc.	44,814	2,691,529
NVIDIA Corp.	551,276	80,563,475
NXP Semiconductors NV	56,900	8,991,907
ON Semiconductor Corp. (a)	94,500	5,893,965
Oracle Corp.	341,435	27,908,897
Paychex, Inc.	71,507	8,263,349
Paycom Software, Inc. (a)	11,200	3,475,472
PayPal Holdings, Inc. (a)	250,345	17,829,571
PTC, Inc. (a)	24,600	2,952,984
Qorvo, Inc. (a)	20,200	1,830,928
QUALCOMM, Inc.	249,026	27,377,918
Roper Technologies, Inc.	23,565	10,182,201
Salesforce, Inc. (a)	222,195	29,460,835
Seagate Technology Holdings PLC	43,424	2,284,537
ServiceNow, Inc. (a)	45,000	17,472,150
Skyworks Solutions, Inc.	37,100	3,380,923
SolarEdge Technologies, Inc. (a)	11,900	3,370,913
Synopsys, Inc. (a)	34,200	10,919,718
TE Connectivity, Ltd.	71,551	8,214,055
Teledyne Technologies, Inc. (a)	10,090	4,035,092
Teradyne, Inc. (b)	33,100	2,891,285
Texas Instruments, Inc.	201,493	33,290,673
Trimble, Inc. (a)	52,000	2,629,120
Tyler Technologies, Inc. (a)	8,800	2,837,208
VeriSign, Inc. (a)	19,901	4,088,461
Visa, Inc. Class A	362,160	75,242,362
Western Digital Corp. (a)	64,953	2,049,267
Zebra Technologies Corp. Class A (a)	10,700	2,743,587
		1,832,354,181
MATERIALS — 2.7%
Air Products & Chemicals, Inc.	49,502	15,259,486
Albemarle Corp.	25,500	5,529,930
Alcoa Corp.	1	45
Amcor PLC	332,326	3,958,003
Security Description	Shares	Value
Avery Dennison Corp.	16,770	$ 3,035,370
Ball Corp.	65,732	3,361,534
Celanese Corp.	21,800	2,228,832
CF Industries Holdings, Inc.	44,620	3,801,624
Corteva, Inc.	157,182	9,239,158
Dow, Inc.	152,648	7,691,933
DuPont de Nemours, Inc.	109,673	7,526,858
Eastman Chemical Co.	24,636	2,006,356
Ecolab, Inc.	55,300	8,049,468
FMC Corp.	26,578	3,316,934
Freeport-McMoRan, Inc.	315,440	11,986,720
International Flavors & Fragrances, Inc.	57,776	6,057,236
International Paper Co.	73,103	2,531,557
Linde PLC	109,763	35,802,495
LyondellBasell Industries NV Class A	56,858	4,720,920
Martin Marietta Materials, Inc.	14,145	4,780,586
Mosaic Co.	77,884	3,416,771
Newmont Corp.	178,433	8,422,038
Nucor Corp.	55,548	7,321,782
Packaging Corp. of America	19,200	2,455,872
PPG Industries, Inc.	53,054	6,671,010
Sealed Air Corp.	35,223	1,756,923
Sherwin-Williams Co.	52,727	12,513,699
Steel Dynamics, Inc.	36,000	3,517,200
Vulcan Materials Co.	29,571	5,178,178
Westrock Co.	62,636	2,202,282
		194,340,800
REAL ESTATE — 2.7%
Alexandria Real Estate Equities, Inc. REIT	34,100	4,967,347
American Tower Corp. REIT	103,618	21,952,510
AvalonBay Communities, Inc. REIT	30,669	4,953,657
Boston Properties, Inc. REIT	31,346	2,118,363
Camden Property Trust REIT	22,200	2,483,736
CBRE Group, Inc. Class A (a)	71,167	5,477,012
Crown Castle, Inc. REIT	96,758	13,124,255
Digital Realty Trust, Inc. REIT	65,000	6,517,550
Equinix, Inc. REIT	20,343	13,325,275
Equity Residential REIT	77,819	4,591,321
Essex Property Trust, Inc. REIT	14,045	2,976,416
Extra Space Storage, Inc. REIT	28,900	4,253,502
Federal Realty Investment Trust REIT	16,500	1,667,160
Healthpeak Properties, Inc. REIT	113,423	2,843,515
Host Hotels & Resorts, Inc. REIT	144,862	2,325,035
Invitation Homes, Inc. REIT	125,200	3,710,928
Iron Mountain, Inc. REIT	61,381	3,059,843
Kimco Realty Corp. REIT	143,853	3,046,807

See accompanying notes to financial statements.
19

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET EQUITY 500 INDEX II PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022

Security Description	Shares	Value
Mid-America Apartment Communities, Inc. REIT	26,400	$ 4,144,536
Prologis, Inc. REIT	205,322	23,145,949
Public Storage REIT	35,435	9,928,533
Realty Income Corp. REIT	140,900	8,937,287
Regency Centers Corp. REIT	32,900	2,056,250
SBA Communications Corp. REIT	23,600	6,615,316
Simon Property Group, Inc. REIT	73,680	8,655,926
UDR, Inc. REIT	66,700	2,583,291
Ventas, Inc. REIT	85,697	3,860,650
VICI Properties, Inc. REIT	217,200	7,037,280
Vornado Realty Trust REIT	29,168	606,986
Welltower, Inc. REIT	106,119	6,956,100
Weyerhaeuser Co. REIT	165,187	5,120,797
		193,043,133
UTILITIES — 3.1%
AES Corp.	147,636	4,246,011
Alliant Energy Corp.	58,200	3,213,222
Ameren Corp.	57,704	5,131,040
American Electric Power Co., Inc.	115,109	10,929,600
American Water Works Co., Inc.	41,100	6,264,462
Atmos Energy Corp.	32,300	3,619,861
CenterPoint Energy, Inc.	143,876	4,314,841
CMS Energy Corp.	62,655	3,967,941
Consolidated Edison, Inc.	77,452	7,381,950
Constellation Energy Corp.	70,494	6,077,288
Dominion Energy, Inc.	186,566	11,440,227
DTE Energy Co.	44,145	5,188,362
Duke Energy Corp.	171,592	17,672,260
Edison International	83,614	5,319,523
Entergy Corp.	45,398	5,107,275
Evergy, Inc.	48,499	3,052,042
Eversource Energy	78,717	6,599,633
Exelon Corp.	223,584	9,665,536
FirstEnergy Corp.	116,993	4,906,686
NextEra Energy, Inc.	440,956	36,863,922
NiSource, Inc.	83,704	2,295,164
NRG Energy, Inc.	49,702	1,581,518
PG&E Corp. (a)	353,000	5,739,780
Pinnacle West Capital Corp.	27,704	2,106,612
Security Description	Shares	Value
PPL Corp.	161,819	$ 4,728,351
Public Service Enterprise Group, Inc.	112,688	6,904,394
Sempra Energy	69,562	10,750,111
Southern Co.	238,759	17,049,780
WEC Energy Group, Inc.	69,482	6,514,632
Xcel Energy, Inc.	123,051	8,627,106
		227,259,130
TOTAL COMMON STOCKS (Cost $5,612,258,276)		7,122,520,895

SHORT-TERM INVESTMENTS — 2.1%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 4.16% (d) (e)	142,265,860	142,265,860
State Street Navigator Securities Lending Portfolio II (c) (f)	8,413,305	8,413,305
TOTAL SHORT-TERM INVESTMENTS (Cost $150,679,165)		150,679,165
TOTAL INVESTMENTS — 100.1% (Cost $5,762,937,441)		7,273,200,060
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.1)%		(5,310,458)
NET ASSETS — 100.0%		$ 7,267,889,602
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at December 31, 2022.
(c)	The Portfolio invested in an affiliated entity. Amounts related to these transactions during the period ended December 31, 2022 are shown in the Affiliate Table below.
(d)	The Portfolio invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2022 are shown in the Affiliate Table below.
(e)	The rate shown is the annualized seven-day yield at December 31, 2022.
(f)	Investment of cash collateral for securities loaned.
REIT	Real Estate Investment Trust

At December 31, 2022, open futures contracts were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
E-mini S&P 500 Index (long)	763	03/17/2023	$151,009,380	$147,297,056	$(3,712,324)
See accompanying notes to financial statements.
20

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET EQUITY 500 INDEX II PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022

During the year ended December 31, 2022, the average notional value related to futures contracts was $184,989,629.
The following table summarizes the value of the Portfolio’s investments according to the fair value hierarchy as of December 31, 2022.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$7,122,520,895	$—	$—	$7,122,520,895
Short-Term Investments	150,679,165	—	—	150,679,165
TOTAL INVESTMENTS	$7,273,200,060	$—	$—	$7,273,200,060
LIABILITIES:
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts(a)	(3,712,324)	—	—	(3,712,324)
TOTAL OTHER FINANCIAL INSTRUMENTS:	$ (3,712,324)	$—	$—	$ (3,712,324)
(a)	Futures Contracts are valued at unrealized appreciation (depreciation).

Affiliate Table
	Number of Shares Held at 12/31/21	Value at 12/31/21	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/22	Value at 12/31/22	Dividend Income
State Street Corp.	63,678	$ 5,922,054	$ 1,468,027	$ —	$—	$(961,235)	82,878	$ 6,428,846	$ 180,529
State Street Institutional U.S. Government Money Market Fund, Class G Shares	233,022,880	233,022,880	1,698,392,892	1,789,149,912	—	—	142,265,860	142,265,860	3,358,988
State Street Navigator Securities Lending Portfolio II	6,637,405	6,637,405	92,730,874	90,954,974	—	—	8,413,305	8,413,305	47,827
Total		$245,582,339	$1,792,591,793	$1,880,104,886	$—	$(961,235)		$ 157,108,011	$3,587,344
See accompanying notes to financial statements.
21

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET EQUITY 500 INDEX II PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
December 31, 2022

ASSETS
Investments in unaffiliated issuers, at value*	$ 7,116,092,049
Investments in affiliated issuers, at value	157,108,011
Total Investments	7,273,200,060
Net cash at broker	11,388,113
Receivable for investments sold	1,416,257
Receivable for fund shares sold	30,279,000
Dividends receivable — unaffiliated issuers	6,077,111
Interest receivable — unaffiliated issuers	703,295
Securities lending income receivable — unaffiliated issuers	57
Securities lending income receivable — affiliated issuers	2,598
Receivable from affiliate	15,694
Prepaid expenses and other assets	11,166
TOTAL ASSETS	7,323,093,351
LIABILITIES
Payable upon return of securities loaned	8,413,305
Payable for investments purchased	20,947,267
Payable for fund shares repurchased	21,584,050
Payable to broker – accumulated variation margin on open futures contracts	3,710,474
Administration, custody, and transfer agent fees payable	298,816
Trustees’ fees and expenses payable	1,722
Registration and filing fees payable	89,384
Professional fees payable	51,425
Printing and postage fees payable	29,110
Accrued expenses and other liabilities	78,196
TOTAL LIABILITIES	55,203,749
NET ASSETS	$7,267,889,602
NET ASSETS CONSIST OF:
Paid-in Capital	$5,838,006,382
Total distributable earnings (loss)	1,429,883,220
NET ASSETS	$7,267,889,602
NET ASSET VALUE PER SHARE
Net asset value per share	$ 348.16
Shares outstanding (unlimited amount authorized, no par value)	20,875,418
Net Assets	$7,267,889,602
COST OF INVESTMENTS:
Investments in unaffiliated issuers	$5,606,319,428
Investments in affiliated issuers	156,618,013
Total cost of investments	$5,762,937,441
* Includes investments in securities on loan, at value	$ 9,929,820
See accompanying notes to financial statements.
22

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET EQUITY 500 INDEX II PORTFOLIO
STATEMENT OF OPERATIONS
For the Year Ended December 31, 2022

INVESTMENT INCOME
Dividend income — unaffiliated issuers	$ 109,860,876
Dividend income — affiliated issuers	3,587,344
Unaffiliated securities lending income	51,417
Foreign taxes withheld	(26,960)
TOTAL INVESTMENT INCOME (LOSS)	113,472,677
EXPENSES
Administration, custody, and transfer agent fees	892,376
Trustees’ fees and expenses	69,724
Licensing and Registration Fees	103,717
Professional fees	99,139
Printing and postage fees	29,046
Insurance expense	21,782
Miscellaneous expenses	80,039
TOTAL EXPENSES	1,295,823
NET INVESTMENT INCOME (LOSS)	$ 112,176,854
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments — unaffiliated issuers	(13,116,705)
Futures contracts	(44,166,724)
Net realized gain (loss)	(57,283,429)
Net change in unrealized appreciation/depreciation on:
Investments — unaffiliated issuers	(1,446,931,250)
Investments — affiliated issuers	(961,235)
Futures contracts	(4,814,888)
Net change in unrealized appreciation/depreciation	(1,452,707,373)
NET REALIZED AND UNREALIZED GAIN (LOSS)	(1,509,990,802)
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$(1,397,813,948)
See accompanying notes to financial statements.
23

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET EQUITY 500 INDEX II PORTFOLIO
STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended 12/31/22	Year Ended 12/31/21
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ 112,176,854	$ 81,847,416
Net realized gain (loss)	(57,283,429)	103,073,370
Net change in unrealized appreciation/depreciation	(1,452,707,373)	1,331,068,722
Net increase (decrease) in net assets resulting from operations	(1,397,813,948)	1,515,989,508
Distributions to shareholders	(110,962,516)	(177,080,594)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from shares sold	2,193,289,248	2,052,984,080
Reinvestment of distributions	110,962,516	177,080,594
Cost of shares redeemed	(606,245,440)	(1,222,576,978)
Net increase (decrease) in net assets from beneficial interest transactions	1,698,006,324	1,007,487,696
Contribution from affiliate (Note 4)	15,694	—
Net increase (decrease) in net assets during the period	189,245,554	2,346,396,610
Net assets at beginning of period	7,078,644,048	4,732,247,438
NET ASSETS AT END OF PERIOD	$ 7,267,889,602	$ 7,078,644,048
SHARES OF BENEFICIAL INTEREST:
Shares sold	5,826,888	5,317,152
Reinvestment of distributions	320,331	420,250
Shares redeemed	(1,654,070)	(3,081,038)
Net increase (decrease) from share transactions	4,493,149	2,656,364
See accompanying notes to financial statements.
24

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET EQUITY 500 INDEX II PORTFOLIO
FINANCIAL HIGHLIGHTS
Selected data for a share outstanding throughout each period

	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20(a)	Year Ended 12/31/19(a)	Year Ended 12/31/18(a)
Net asset value, beginning of period	$ 432.09	$ 344.77	$ 302.40	$ 235.40	$ 261.40
Income (loss) from investment operations:
Net investment income (loss) (b)	6.02	5.30	5.44	5.60	5.20
Net realized and unrealized gain (loss)	(84.50)	92.75	49.45	68.40	(17.20)
Total from investment operations	(78.48)	98.05	54.89	74.00	(12.00)
Contribution from affiliate	0.00(c)	—	—	—	—
Distributions to shareholders from:
Net investment income	(3.73)	(5.07)	(5.28)	(5.20)	(5.20)
Net realized gains	(1.72)	(5.66)	(7.24)	(1.80)	(8.80)
Total distributions	(5.45)	(10.73)	(12.52)	(7.00)	(14.00)
Net asset value, end of period	$ 348.16	$ 432.09	$ 344.77	$ 302.40	$ 235.40
Total return (d)	(18.18)%	28.52%	18.30%	31.41%	(4.42)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$7,267,890	$7,078,644	$4,732,247	$3,223,997	$2,634,533
Ratios to average net assets:
Total expenses	0.02%	0.02%	0.02%	0.03%	0.03%
Net expenses	0.02%	0.02%	0.02%	0.02%	0.02%
Net investment income (loss)	1.61%	1.34%	1.79%	2.01%	1.93%
Portfolio turnover rate	2%	6%	6%	21%	8%
(a)	On April 17, 2020, the State Street Equity 500 Index II Portfolio underwent a 1-for-20 reverse share split. The historical per share activity presented here has been retroactively adjusted to reflect this split. See Note 11.
(b)	Net investment income per share is calculated using the average shares method.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.
See accompanying notes to financial statements.
25

STATE STREET INSTITUTIONAL INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS
December 31, 2022

1.    Organization
State Street Institutional Investment Trust (the “Trust”), a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (“1940 Act”), is an open-end management investment company.
As of December 31, 2022, the Trust consists of twenty-eight (28) series (and corresponding classes, each of which have the same rights and privileges, including voting rights) each of which represents a separate series of beneficial interest in the Trust. The Declaration of Trust permits the Board of Trustees of the Trust (the “Board” and each member thereof, a "Trustee") to authorize the issuance of an unlimited number of shares of beneficial interest with no par value. The financial statements herein relate to the following Fund or Portfolio:
Fund	Classes	Commencement of Operations	Diversification Classification
State Street Equity 500 Index Fund (the “Fund”)	Administrative Shares Service Shares Class A Shares Class I Shares Class K Shares Class R Shares	April 11, 2001 March 10, 2003 September 17, 2014 September 17, 2014 September 17, 2014 June 7, 2005	Diversified
State Street Equity 500 Index II Portfolio (the “Portfolio”)	N/A	August 11, 2014	Diversified
The Fund is part of a “master-feeder” structure, and it invests substantially all of its assets in the Portfolio as shown below. The Portfolio is a separate series of the Trust. The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including its Schedule of Investments, are attached to this report and should be read in conjunction with the Fund’s financial statements.
Fund Name	Portfolio Name	Fund Ownership Interest in Portfolio at December 31, 2022
State Street Equity 500 Index Fund	State Street Equity 500 Index II Portfolio	47.07%
Class A shares are available to the general public for investment through transaction-based financial intermediaries. Class A shares impose a sales charge (as a percentage of offering price) and may be subject to a 1% contingent deferred sales charge (“CDSC”) if no initial sales charge was paid at the time of purchase of an investment of $1,000,000 or more and the shares are redeemed within 18 months of purchase.
Class I shares and Class K shares are sold without a sales charge and only to certain eligible investors.
Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred.
2.    Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:
The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The Fund and the Portfolio are investment companies under U.S. GAAP and follow the accounting and reporting guidance applicable to investment companies.
Security Valuation
The Fund records its investment in its Portfolio at fair value (net asset value) each business day. The valuation policy of the Portfolio is discussed below:
26

STATE STREET INSTITUTIONAL INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2022

The Portfolio’s investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of the Portfolio are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board. The Committee provides oversight of the valuation of investments for the Portfolio. The Board has responsibility for overseeing the determination of the fair value of investments.
Valuation techniques used to value the Portfolio’s investments by major category are as follows:
•   Equity investments traded on a recognized securities exchange for which market quotations are readily available are valued at the last sale price or official closing price, as applicable, on the primary market or exchange on which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last published sale price or at fair value.
•   Investments in registered investment companies (including money market funds) or other unitized pooled investment vehicles that are not traded on an exchange are valued at that day’s published net asset value (“NAV”) per share or unit.
•   Exchange-traded futures contracts are valued at the closing settlement price on the primary market on which they are traded most extensively. Exchange-traded futures contracts traded on a recognized exchange for which there were no sales on that day are valued at the last reported sale price obtained from independent pricing services or brokers or at fair value.
In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.
Various inputs are used in determining the value of the Portfolio's investments.
The Portfolio values its assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.
The three levels of the fair value hierarchy are as follows:
•  Level 1 – Unadjusted quoted prices in active markets for an identical asset or liability;
•   Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and
•   Level 3 – Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.
The value of the Portfolio’s investments according to the fair value hierarchy as of December 31, 2022, is disclosed in the Portfolio’s Schedule of Investments.
27

STATE STREET INSTITUTIONAL INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2022

Investment Transactions and Income Recognition
Investment transactions are accounted for on trade date for financial reporting purposes. Realized gains and losses from the sale or disposition of investments and foreign exchange transactions, if any, are determined using the identified cost method. Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, or when the information becomes available, net of any foreign taxes withheld at source, if any. Non-cash dividends, if any, received in the form of stock are recorded as dividend income at fair value.
The Portfolio invests in real estate investment trusts (“REITs”). REITs determine the tax character of their distributions annually and may characterize a portion of their distributions as a return of capital or capital gain. The Portfolio’s policy is to record all REIT distributions initially as dividend income and re-designate the prior calendar year’s to return of capital or capital gains distributions at year end based on information provided by the REIT and/or SSGA Funds Management, Inc. (the “Adviser” or “SSGA FM”) estimates of such re-designations for which actual information has not yet been reported.
Expenses
Certain expenses, which are directly identifiable to a specific Fund or Portfolio, are applied to that Fund or Portfolio within the Trust. Other expenses which cannot be attributed to a specific Fund or Portfolio are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Fund and Portfolio within the Trust. Class specific expenses are borne by each class.
Distributions
Distributions from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed annually, unless additional distributions are required for compliance with applicable tax regulations. The amount and character of income and capital gains to be distributed are determined in accordance with applicable tax regulations which may differ from net investment income and realized gains recognized for U.S. GAAP purposes.
3.    Derivative Financial Instruments
Futures Contracts
The Portfolio may enter into futures contracts to meet its objectives. A futures contract is a standardized, exchange-traded agreement to buy or sell a financial instrument at a set price on a future date. Upon entering into a futures contract, the Portfolio is required to deposit with the broker, cash or securities in an amount equal to the minimum initial margin requirements of the clearing house. Securities deposited, if any, are designated on the Portfolio's Schedule of Investments and cash deposited, if any, is included in Cash at broker on the Portfolio's Statement of Assets and Liabilities. Subsequent payments are made or received by the Portfolio equal to the daily change in the contract value, accumulated, exchange rates, and or other transactional fees. The accumulation of those payments are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses. The Portfolio recognizes a realized gain or loss when the contract is closed.
Losses may arise if the value of a futures contract decreases due to unfavorable changes in the market rates or values of the underlying instrument during the term of the contract or if the counterparty does not perform under the contract. The use of futures contracts also involves the risk that the movements in the price of the futures contracts do not correlate with the movement of the assets underlying such contracts.
For the year ended December 31, 2022, the Portfolio entered into futures contracts for cash equitization to reduce tracking error and to facilitate daily liquidity.
The following tables summarize the value of the Fund's derivative instruments as of December 31, 2022, and the related location in the accompanying Statement of Assets and Liabilities and Statement of Operations, presented by primary underlying risk exposure:
	Liability Derivatives
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Equity Risk	Commodity Risk	Total
Futures Contracts	$—	$—	$—	$3,710,474	$—	$3,710,474

28

STATE STREET INSTITUTIONAL INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2022

	Net Realized Gain (Loss)
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Equity Risk	Commodity Risk	Total
Futures Contracts	$—	$—	$—	(44,166,724)	$—	(44,166,724)
	Net Change in Unrealized Appreciation (Depreciation)
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Equity Risk	Commodity Risk	Total
Futures Contracts	$—	$—	$—	(4,814,888)	$—	(4,814,888)
4.    Fees and Transactions with Affiliates
Advisory Fee
The Fund and Portfolio have entered into Investment Advisory Agreements with SSGA FM, a subsidiary of State Street Corporation and an affiliate of State Street Bank and Trust Company (“State Street”), under which the Adviser directs the investments of the Portfolio in accordance with its investment objectives, policies, and limitations. In compensation for the Adviser’s services as investment adviser, the Fund pays the Adviser a fee at an annual rate of 0.02% of its average daily net assets. The Portfolio pays no investment advisory fees to SSGA FM.
SSGA FM is contractually obligated until April 30, 2023, separately with respect to each of the Fund and the Portfolio, (i) to waive up to the full amount of the advisory fee payable by the Fund or the Portfolio and/or (ii) to reimburse the Fund or the Portfolio to the extent that Total Annual Fund Operating Expenses (exclusive of non-recurring account fees, interest, taxes, extraordinary expenses, and distribution, shareholder servicing, and sub-transfer agency fees) exceed 0.02% of average daily net assets of the Fund or Portfolio, respectively, on an annual basis. The expense limitation is inclusive of the allocation of expenses from the Portfolio. This waiver and/or reimbursement may not be terminated prior to April 30, 2023 except with approval of the Board.
For the year ended December 31, 2022, SSGA FM reimbursed or waived the fees under these agreements as shown on the respective Statement of Operations.
Administrator, Custodian, Sub-Administrator and Transfer Agent Fees
SSGA FM serves as administrator and State Street serves as custodian and sub-administrator to the Fund. For its administration services, the Fund pays SSGA FM a fee at an annual rate of 0.05% of its average daily net assets of the Fund. The fees are accrued daily and paid monthly. For its services as custodian, the Fund pays State Street an annual fee. SSGA FM pays State Street for its services as sub-administrator.
SSGA FM serves as administrator and State Street serves as the custodian, sub-administrator and transfer agent to the Portfolio. For its services as custodian, sub-administrator and transfer agent the Portfolio pays State Street an annual fee. The fees are accrued daily and paid monthly.
Distribution and Shareholder Servicing Fees
State Street Global Advisors Funds Distributors, LLC (“SSGA FD” or the “Distributor”), an affiliate of the Adviser, serves as the Distributor of the Fund.
The Fund has adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act under which the Fund may compensate the Distributor (or others) for services in connection with the distribution of the Fund’s Administrative Shares, Service Shares, Class R Shares and Class A Shares and for services provided to Fund shareholders in such class (the “Plan”). The Plan calls for payments at an annual rate (based on average daily net assets) of 0.15%, 0.25%, 0.60% and 0.25% of the Fund’s net assets attributable to its Administrative Shares, Service Shares, Class R Shares and Class A Shares, respectively. In addition to payments under the Plan, the Fund may reimburse SSGA FD or its affiliates for payments it makes to financial intermediaries that provide certain administrative, recordkeeping, and account maintenance services. The amount of the reimbursement and the manner in which it is calculated are reviewed by the Trustees periodically.
29

STATE STREET INSTITUTIONAL INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2022

Other Transactions with Affiliates – Securities Lending
State Street, an affiliate of the Fund/Portfolio, acts as the securities lending agent for the Fund/Portfolio, pursuant to an amended and restated securities lending authorization agreement dated January 6, 2017, as amended.
Net proceeds collected by State Street on investment of cash collateral or any fee income less rebates payable to borrowers, are paid as follows: If the calendar year to date net proceeds is below a specified threshold across participating affiliated funds and portfolios, the Fund/Portfolio retains eighty five percent (85%) of the net proceeds and fifteen percent (15%) of such net proceeds is payable to State Street. Starting the business day following the date that calendar year to date net proceeds exceeds a specified threshold, each Fund and Portfolio retains ninety percent (90%) of the net proceeds and ten percent (10%) of such net proceeds is payable to State Street.
In addition, cash collateral from lending activities is invested in the State Street Navigator Securities Lending Portfolio II, an affiliated fund, for which SSGA FM serves as investment adviser. See Note 8 for additional information regarding securities lending.
Other Transactions with Affiliates
The Fund may invest in affiliated entities, including securities issued by State Street Corporation, affiliated funds, or entities deemed to be affiliates as a result of the Fund owning more than five percent of the entity’s voting securities or outstanding shares. Amounts relating to these transactions during the year ended December 31, 2022, are disclosed in the Schedule of Investments.
SSGA FM and State Street combined to make a voluntary contribution to the Fund during the year ended December 31, 2022 in the amount of $1,381,224 related to an accounting matter.
State Street has agreed to make a voluntary contribution to the Portfolio during the year ended December 31, 2022 in the amount of $15,694 related to an accounting matter.
5.    Trustees’ Fees
The fees and expenses of the Trustees who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”), are paid directly by the Fund and the Portfolio. The Independent Trustees are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.
6.    Investment Transactions
Purchases and sales of investments (excluding in-kind transactions, derivative contracts and short term investments) for the year ended December 31, 2022 were as follows:
	Purchases	Sales
State Street Equity 500 Index II Portfolio	$1,750,131,732	$141,051,941
7.    Income Tax Information
The Fund and the Portfolio have qualified and intend to continue to qualify as regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended. The Fund and the Portfolio will not be subject to federal income taxes to the extent they distribute their taxable income, including any net realized capital gains, for each fiscal year. Therefore, no provision for federal income tax is required.
The Fund and Portfolio file federal and various state and local tax returns as required. No income tax returns are currently under examination. Generally, the federal returns are subject to examination by the Internal Revenue Service for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction. SSGA FM has analyzed the Fund's and Portfolio’s tax positions taken on tax returns for all open years and does not believe there are any uncertain tax positions that would require recognition of a tax liability.
Distributions to shareholders are recorded on ex-dividend date. Income dividends and gain distributions are determined in accordance with income tax rules and regulations, which may differ from generally accepted accounting principles.
30

STATE STREET INSTITUTIONAL INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2022

Certain capital accounts in the financial statements have been adjusted for permanent book-tax differences. These adjustments have no impact on net asset values or results of operations. Temporary book-tax differences will reverse in the future. These book-tax differences are primarily due to differing treatments for character of distributions, nontaxable dividend adjustments to income, corporate actions, futures contracts and wash sale loss deferrals.
The tax character of distributions paid during the year ended December 31, 2022, was as follows:
	Ordinary Income	Long-Term Capital Gains	Total
State Street Equity 500 Index Fund	$35,750,149	$35,796,940	$ 71,547,089
State Street Equity 500 Index II Portfolio	77,606,165	33,356,351	110,962,516
The tax character of distributions paid during the year ended December 31, 2021, was as follows:
	Ordinary Income	Long-Term Capital Gains	Total
State Street Equity 500 Index Fund	$ 46,520,737	$ 42,250,126	$ 88,770,863
State Street Equity 500 Index II Portfolio	98,568,567	78,512,027	177,080,594
At December 31, 2022, the components of distributable earnings on a tax basis were as follows:
	Undistributed Ordinary Income	Capital Loss Carryforwards	Undistributed Long-Term Capital Gains	Net Unrealized Gains (Losses)	Total
State Street Equity 500 Index Fund	$ 1,430,115	$ —	$15,796,016	$ 450,355,159	$ 467,581,290
State Street Equity 500 Index II Portfolio	35,113,316	(46,003,228)	—	1,440,773,132	1,429,883,220
As of December 31, 2022, the Portfolio had capital loss carryforwards available to offset future realized capital gains as follows:
	Non-Expiring Short Term	Non-Expiring Long Term
State Street Equity 500 Index II Portfolio	$19,419,460	$26,583,768
As of  December 31, 2022, gross unrealized appreciation and gross unrealized depreciation of investments and other financial instruments based on cost for federal income tax purposes were as follows:
	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
State Street Equity 500 Index Fund	$2,971,185,673	$ 450,355,157	$ —	$ 450,355,157
State Street Equity 500 Index II Portfolio	5,828,714,604	1,770,631,847	329,858,715	1,440,773,132
8.    Securities Lending
The Portfolio may lend securities to qualified broker-dealers or institutional investors. The loans are secured at all times by cash, cash equivalents or U.S. government securities in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. The value of the collateral with respect to a loaned security may be temporarily more or less than the value of a security due to market fluctuations of securities values. With respect to each loan, if on any U.S. business day the aggregate market value of securities collateral plus cash collateral is less than the aggregate market value of the securities which are subject to the loan, the borrower will be notified to provide additional collateral on the next business day.
31

STATE STREET INSTITUTIONAL INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2022

The Portfolio will regain record ownership of loaned securities to exercise certain beneficial rights; however, the Portfolio may bear the risk of delay in recovery of, or even loss of rights in the securities loaned should the borrower fail financially. In addition, the Portfolio will bear the risk of loss of any cash collateral that it may invest. The Portfolio receives compensation for lending its securities from interest or dividends earned on the cash, cash equivalents or U.S. government securities held as collateral, net of fee rebates paid to the borrower and net of fees paid to State Street as the lending agent. Additionally, the Portfolio will receive a fee from the borrower for non-cash collateral equal to a percentage of the market value of the loaned securities.
The market value of securities on loan as of December 31, 2022, and the value of the invested cash collateral are disclosed in the Portfolio's Statement of Assets and Liabilities. Non-cash collateral is not disclosed in the Portfolio's Statement of Assets and Liabilities as it is held by the lending agent on behalf of the Portfolio, and the Portfolio does not have the ability to re-hypothecate those securities. Securities lending income, as disclosed in the Portfolio's Statement of Operations, represents the income earned from the non-cash collateral and the investment of cash collateral, net of fee rebates paid to the borrower and net of fees paid to State Street as lending agent.
The following is a summary of the Portfolio’s securities lending agreements and related cash and non-cash collateral received as of December 31, 2022:
Fund	Market Value of Securities on Loan	Cash Collateral Received	Non-Cash Collateral Received*	Total Collateral Received
State Street Equity 500 Index II Portfolio	$ 9,929,820	$ 8,413,305	$ 1,745,962	$ 10,159,267
*	The non-cash collateral includes U.S. Treasuries and U.S. Government Agency securities.
The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged or securities loaned, and the remaining contractual maturity of those transactions as of December 31, 2022:
		Remaining Contractual Maturity of the Agreements as of December 31, 2022
Fund	Securities Lending Transactions	Overnight and Continuous	<30 Days	Between 30 & 90 Days	>90 Days	Total Borrowings	Gross Amount of Recognized Liabilities for Securities Lending Transactions
State Street Equity 500 Index II Portfolio	Common Stocks	$8,413,305	$—	$—	$—	$8,413,305	$8,413,305
9.    Line of Credit
The Portfolio and other affiliated funds (each, a “Participant” and collectively, the “Participants”) have access to $200 million of a $1.275 billion ($1.1 billion prior to October 6, 2022) revolving credit facility, provided by a syndication of banks under which the Participants may borrow to fund shareholder redemptions. This agreement expires in October 2023 unless extended or renewed.
The Participants are charged an annual commitment fee which is calculated based on the unused portion of the shared credit line. Commitment fees are allocated among each of the Participants based on relative net assets. Commitment fees are ordinary fund operating expenses. A Participant incurs and pays the interest expense related to its borrowing. Interest is calculated at a rate per annum equal to the sum of 1.00% plus the greater of the New York Fed Bank Rate and the one-month SOFR Rate.
The Portfolio had no outstanding loans as of December 31, 2022.
10.    Risks
Concentration Risk
As a result of the Portfolio's ability to invest a large percentage of its assets in obligations of issuers within the same country, state, region, currency or economic sector, an adverse economic, business or political development may affect the value of the Portfolio’s investments more than if the Portfolio was more broadly diversified.
32

STATE STREET INSTITUTIONAL INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2022

Credit Risk
The Portfolio may be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Portfolio has unsettled or open transactions defaults.
Market Risk
Market prices of investments held by the Portfolio will go up or down, sometimes rapidly or unpredictably. The Portfolio’s investments are subject to changes in general economic conditions, general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile, and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in actual or perceived creditworthiness of issuers and general market liquidity. Even if general economic conditions do not change, the value of an investment in a Portfolio could decline if the particular industries, sectors or companies in which the Portfolio invests do not perform well or are adversely affected by events. Further, legal, political, regulatory and tax changes also may cause fluctuations in markets and securities prices. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness, such as COVID-19, or other public health issues, or other events could have a significant impact on a Portfolio and its investments.
11.    Subsequent Events
Management has evaluated the impact of all subsequent events on the Portfolio and Fund through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.
33

STATE STREET INSTITUTIONAL INVESTMENT TRUST
REPORT OF INDEPENDENT REGISTERED PUBLIC
ACCOUNTING FIRM

To the Shareholders of State Street Equity 500 Index Fund and State Street Equity 500 Index II Portfolio and the Board of Trustees of State Street Institutional Investment Trust
Opinion on the Financial Statements
We have audited the accompanying statements of assets and liabilities of State Street Equity 500 Index Fund (the “Fund”) and State Street Equity 500 Index II Portfolio (the “Portfolio”) (two of the series constituting State Street Institutional Investment Trust (the “Trust”)), including the schedule of investments of the Portfolio, as of December 31, 2022, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund and the Portfolio (two of the series constituting State Street Institutional Investment Trust) at December 31, 2022, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended and their financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2022, by correspondence with the custodian, brokers and others; when replies were not received from brokers and others, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more State Street Global Advisors investment companies since 2000.
Boston, Massachusetts
February 24, 2023
34

STATE STREET INSTITUTIONAL INVESTMENT TRUST
OTHER INFORMATION
December 31, 2022 (Unaudited)

Expense Example
As a shareholder of a Fund/Portfolio, you incur two types of costs: (1) transaction costs, including sales charges (loads), if applicable, on purchase payments, reinvested dividends, or other distributions and (2) ongoing costs, including advisory fees and to the extent applicable, distribution (12b-1) and/or service fees; and other Fund/Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund/Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from July 1, 2022 to December 31, 2022.
The table below illustrates your Fund’s/Portfolio's cost in two ways:
Based on actual fund return ——This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the Fund’s/Portfolio's actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund/Portfolio. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Fund/Portfolio under the heading “Expenses Paid During Period”.
Based on hypothetical 5% return ——This section is intended to help you compare your Fund’s/Portfolio's costs with those of other mutual funds. It assumes that the Fund/Portfolio had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case, because the return used is not the Fund’s/Portfolio's actual return, the results do not apply to your investment. The example is useful in making comparisons because the U.S. Securities and Exchange Commission (the “SEC”) requires all mutual funds to calculate expenses based on a 5% return. You can assess your Fund’s/Portfolio's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales load charges (loads). Therefore, the hypothetical 5% return section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
		Actual		Hypothetical (assuming a 5% return before expenses)
	Annualized Expense Ratio	Ending Account Value	Expenses Paid During Period(a)	Ending Account Value	Expenses Paid During Period(a)
State Street Equity 500 Index Fund(b)
Administrative Shares	0.15%	$1,021.70	$ 0.76	$1,024.40	$ 0.77
Service Shares	0.25	1,021.20	1.27	1,023.90	1.28
Class R Shares	0.60	1,019.40	3.05	1,022.20	3.06
Class A Shares	0.45	1,020.20	2.29	1,022.90	2.29
Class I Shares	0.20	1,021.50	1.02	1,024.20	1.02
Class K Shares	0.00(c)	1,022.50	0.00(c)	1,025.20	0.00(c)
State Street Equity 500 Index II Portfolio	0.02	1,022.50	0.10	1,025.10	0.10
(a)	Expenses are equal to the Fund’s/Portfolio’s annualized net expense ratio multiplied by the average account value of the period, multiplied by 184, then divided by 365.
(b)	Because the Fund invests all of its assets in the Portfolio, the expense example reflects the net expenses of both the Fund and the Portfolio.
(c)	Amount is less than $0.005.
35

STATE STREET INSTITUTIONAL INVESTMENT TRUST
OTHER INFORMATION  (continued)
December 31, 2022 (Unaudited)

Tax Information
For federal income tax purposes, the following information is furnished with respect to the distributions of the Trust for its fiscal year ended December 31, 2022.
Dividends Received Deduction
Each Fund reports the maximum amount allowable of its net taxable income as eligible for the corporate dividends received deduction.
Qualified Dividend Income
A portion of dividends distributed by the Funds during the fiscal year ended December 31, 2022 are considered qualified dividend income and are eligible for reduced tax rates. Each Fund reports the maximum amount allowable of its net taxable income as qualified dividend income as provided in the Jobs and Growth Tax Relief Reconciliation Act of 2003.
Capital Gain Dividend
Long term capital gains dividends paid during the year ended December 31, 2022 were as follows:
Amount
State Street Equity 500 Index Fund	$35,796,940
State Street Equity 500 Index II Portfolio	33,356,351
36

STATE STREET INSTITUTIONAL INVESTMENT TRUST
OTHER INFORMATION  (continued)
December 31, 2022 (Unaudited)

Proxy Voting Policies and Procedures and Records
The Fund and Portfolio have adopted the proxy voting policies of the Adviser. A description of the Fund's and Portfolio's proxy voting policies and procedures that are used by the Fund's and Portfolio's Adviser to vote proxies relating to Fund's and Portfolio's portfolio of securities are available (i) without charge, upon request, by calling 1-800-997-7327 (toll free) and (ii) on the SEC's website at www.sec.gov. Information regarding how the Fund and Portfolio voted for the prior 12-month period ended June 30 is available by August 31 of each year by calling the same number and on the SEC's website, at www.sec.gov, and on the Fund's and Portfolio's website at www.ssga.com.
Quarterly Portfolio Schedule
Following the Fund's and Portfolio's first and third fiscal quarter-ends, complete Schedules of Investments are filed with the SEC as exhibits on Form N-PORT, which can be found on the SEC’s website at www.sec.gov and on the Funds' and Portfolio's website at www.ssga.com. The Funds’ and Portfolio's Schedules of Investments are available upon request, without charge, by calling 1-800-997-7327 (toll free).
37

STATE STREET INSTITUTIONAL INVESTMENT TRUST
OTHER INFORMATION  (continued)
December 31, 2022 (Unaudited)

TRUSTEES AND OFFICERS INFORMATION
Name, Address and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation During the Past Five Years and Relevant Experience	Number of Funds in Fund Complex Overseen by Trustee†	Other Directorships Held by Trustee During the Past Five Years
Trustees
Independent Trustees
Michael F. Holland(1) c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1944	Trustee and Co- Chairperson of the Board	Term: Indefinite Elected: 7/99	Chairman, Holland & Company L.L.C. (investment adviser) (1995 - present).	55	Director, the Holland Series Fund, Inc.; Director, The China Fund, Inc. (1992 - 2017); Director, The Taiwan Fund, Inc. (2007 - 2017); Director, Reaves Utility Income Fund, Inc.; and Director, Blackstone/GSO Loans (and Real Estate) Funds.
Patrick J. Riley c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1948	Trustee and Co- Chairperson of the Board	Term: Indefinite Elected: 1/14	Associate Justice of the Superior Court, Commonwealth of Massachusetts (2002 - May 2010); Partner, Riley, Burke & Donahue, L.L.P. (law firm) (1985 - 2002); Independent Director, State Street Global Advisors Europe Limited (investment company) (1998 - present); Independent Director, SSGA Liquidity PLC (formerly, SSGA Cash Management Fund PLC) (1998 - present); Independent Director, SSGA Fixed Income PLC (January 2009 - present); Independent Director, SSGA Qualified Funds PLC (January 2009 - 2019).	55	Board Director and Chairman, SPDR Europe I PLC Board (2011 - present); Board Director and Chairman, SPDR Europe II, PLC (2013 - present).
John R. Costantino c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1946	Trustee and Chairperson of the Qualified Legal Compliance Committee	Term: Indefinite Elected: 12/18	Senior Advisor to NGN Capital LLC (January 2020 - present); Managing General Partner, NGN Capital LLC (2006 - December 2019).	55	Director, Kleinfeld Bridal Corp. (January 2016 - present); Trustee of Neuroscience Research Institute (1986 - 2017); Trustee of Fordham University (1989 - 1995 and 2001 - 2007) and Trustee Emeritus (2007 - present); Trustee and Independent Chairperson of GE Funds (1993 - February 2011); Director, Muscular Dystrophy Association (2019 - present); Trustee of Gregorian University Foundation (1992 - 2007); Chairman of the Board of Directors, Vivaldi Biosciences Inc. (May 2017 - present); Chairman of the Supervisory Board, Vivaldi Biosciences AG. (May 2017 - present); Trustee, Gallim Dance (December 2021 - present).
Richard D. Shirk c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1945	Trustee and Chairperson of the Nominating Committee and Chairperson of the Governance Committee	Term: Indefinite Elected: 1/14	Chairman (March 2001 - April 2002), President and Chief Executive Officer (1996 - March 2001), Cerulean Companies, Inc. (holding company) (Retired); President and Chief Executive Officer, Blue Cross Blue Shield of Georgia (health insurer, managed healthcare) (1992 - March 2001).	55	Chairman and Board Member (December 2008) and Investment Committee Member (December 2008 - present), Healthcare Georgia Foundation (private foundation); Lead Director and Board Member, Amerigroup Corp. (managed health care) (September 2002 - 2012); Board Member (1999 - 2013) and Investment Committee Member (2001 - 2017), Woodruff Arts Center; Trustee, Gettysburg College (2003 - 2009); Board member, Aerocare Holdings (2003 - January 2021), Regenesis Biomedical Inc. (April 2012 - present).
Michael A. Jessee c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1946	Trustee and Chairperson of the Valuation Committee	Term: Indefinite Appointed: 7/16 Elected: 12/18	Retired; formerly, President and Chief Executive Officer of the Federal Home Loan Bank of Boston (1989 - 2009); Trustee, Randolph-Macon College (2004 - 2016).	55	None.
38

STATE STREET INSTITUTIONAL INVESTMENT TRUST
OTHER INFORMATION  (continued)
December 31, 2022 (Unaudited)

Name, Address and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation During the Past Five Years and Relevant Experience	Number of Funds in Fund Complex Overseen by Trustee†	Other Directorships Held by Trustee During the Past Five Years
Donna M. Rapaccioli c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1962	Trustee and Chairperson of the Audit Committee	Term: Indefinite Elected: 12/18	Dean of the Gabelli School of Business (2007 - June 2022) and Accounting Professor (1987 - present) at Fordham University.	55	Director- Graduate Management Admissions Council (2015 - present); Trustee of Emmanuel College (2010 - 2019).
Margaret McLaughlin c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1967	Trustee	Term: Indefinite Appointed: 9/22	Consultant (since 2020) Bates Group (consultants); Consultant (2019 - 2020) Madison Dearborn Partners (private equity); General Counsel/CCO (2011 - 2019) Kramer Van Kirk Credit Strategies L.P./Mariana Systems LLC (Investment Adviser/SaaS Technology).	55	Director, Manning & Napier Fund Inc. (2021 - present).
George Pereira c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1964	Trustee	Term: Indefinite Appointed: 9/22	Chief Operating Officer (January 2011 - September 2020) and Chief Financial Officer (November 2004 - September 2020), Charles Schwab Investment Management.	55	Director, Pacific Premier Bancorp, Pacific Premier Bank (2021 - present); Director, Charles Schwab Asset Management (Ireland) Ltd., & Charles Schwab Worldwide Funds PLC. (2005 - 2020); Director, Rotaplast International, Inc. (non-profit providing free medical services to children worldwide) (2012 - 2018).
Interested Trustee(2)
Ellen M. Needham(3) SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1967	Trustee and President	Term: Indefinite Elected 12/18	Chairman, SSGA Funds Management, Inc. (March 2020 - present); President and Director, SSGA Funds Management, Inc. (2001 - present)*; Senior Managing Director, State Street Global Advisors (1992 - present)*; Manager, State Street Global Advisors Funds Distributors, LLC (May 2017 - present).	55	Board Director, SSGA SPDR ETFs Europe I PLC (May 2020 - present); Board Director, SSGA SPDR ETFs Europe II PLC (May 2020 - present).
† For the purpose of determining the number of portfolios overseen by the Trustees, “Fund Complex” comprises registered investment companies for which SSGA Funds Management, Inc. serves as investment adviser.
(1) Mr. Holland retired as a Trustee of the Trust effective December 31, 2022.
(2) The individual listed below is a Trustee who is an “interested person,” as defined in the 1940 Act, of the Trust (“Interested Trustee”).
(3) Ms. Needham is an Interested Trustee because of her employment by SSGA FM, an affiliate of the Trust.
* Served in various capacities and/or with various affiliated entities during noted time period.

39

STATE STREET INSTITUTIONAL INVESTMENT TRUST
OTHER INFORMATION  (continued)
December 31, 2022 (Unaudited)

The following lists the principal officers for the Trust, as well as their mailing addresses and ages, positions with the Trust and length of time served, and present and principal occupations:

Name, Address and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation(s) During the Past 5 Years
Officers
ELLEN M. NEEDHAM SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1967	President, Trustee	Term: Indefinite Served: Since 10/12	Chairman, SSGA Funds Management, Inc. (March 2020 - present); President and Director, SSGA Funds Management, Inc. (2001 - present)*; Senior Managing Director, State Street Global Advisors (1992 - present)*; Manager, State Street Global Advisors Funds Distributors, LLC (May 2017 - present).
BRUCE S. ROSENBERG SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1961	Treasurer	Term: Indefinite Served: Since 2/16	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (July 2015 - present); Director, Credit Suisse (April 2008 - July 2015).
ANN M. CARPENTER SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1966	Vice President and Deputy Treasurer	Term: Indefinite Served: Since 10/12 Term: Indefinite Served: Since 2/16	Chief Operating Officer, SSGA Funds Management, Inc. (April 2005 - present)*; Managing Director, State Street Global Advisors. (April 2005 - present).*
CHAD C. HALLETT SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1969	Deputy Treasurer	Term: Indefinite Served: Since 2/16	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (November 2014 - present).
DARLENE ANDERSON-VASQUEZ SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1968	Deputy Treasurer	Term: Indefinite Served: Since 11/16	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (May 2016 - present); Senior Vice President, John Hancock Investments (September 2007 - May 2016).
ARTHUR A. JENSEN SSGA Funds Management, Inc. 1600 Summer Street Stamford, CT 06905 YOB: 1966	Deputy Treasurer	Term: Indefinite Served: Since 11/16	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (July 2016 - present); Mutual Funds Controller, GE Asset Management Incorporated (April 2011 - July 2016).
DAVID LANCASTER SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1971	Assistant Treasurer	Term: Indefinite Served: Since 11/20	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (July 2017 - present); Assistant Vice President, State Street Bank and Trust Company (November 2011 - July 2017).*
RYAN HILL SSGA Funds Management, Inc. One Iron Street, Boston, MA 02210 YOB:1982	Assistant Treasurer	Term: Indefinite Served: Since 5/22	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (May 2017 - present); Assistant Vice President, State Street Bank and Trust Company (May 2014 - May 2017).
JOHN BETTENCOURT SSGA Funds Management, Inc. One Iron Street, Boston, MA 02210 YOB:1976	Assistant Treasurer	Term: Indefinite Served: Since 5/22	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (March 2020 - present); Assistant Vice President, State Street Global Advisors (June 2007 - March 2020).
BRIAN HARRIS SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1973	Chief Compliance Officer, Anti-Money Laundering Officer and Code of Ethics Compliance Officer	Term: Indefinite Served: Since 7/16	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (June 2013 - present).*
SEAN O'MALLEY SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1969	Chief Legal Officer	Term: Indefinite Served: Since 8/19	Senior Vice President and General Counsel, State Street Global Advisors (May 2022 - present); Senior Vice President and Deputy General Counsel, State Street Global Advisors (November 2013 - May 2022).
40

STATE STREET INSTITUTIONAL INVESTMENT TRUST
OTHER INFORMATION  (continued)
December 31, 2022 (Unaudited)

Name, Address and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation(s) During the Past 5 Years
DAVID BARR SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1974	Secretary	Term: Indefinite Served: Since 9/20	Vice President and Senior Counsel, State Street Global Advisors (October 2019 - present); Vice President and Counsel, Eaton Vance Corp. (October 2010 - October 2019).
DAVID URMAN SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1985	Assistant Secretary	Term: Indefinite Served: Since 8/19	Vice President and Senior Counsel, State Street Global Advisors (April 2019 - present); Vice President and Counsel, State Street Global Advisors (August 2015 - April 2019); Associate, Ropes & Gray LLP (November 2012 - August 2015).

* Served in various capacities and/or with various affiliated entities during noted time period.
Statement of Additional Information (SAI) includes additional information about the Funds' Trustees and officers and is available, without charge, upon request and by calling 1-800-997-7327.

41

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[This Page Intentionally Left Blank]

Trustees
John R. Costantino
Michael F. Holland
Michael A. Jessee
Margaret McLaughlin
Ellen M. Needham
George Pereira
Donna M. Rapaccioli
Patrick J. Riley
Richard D. Shirk
Investment Adviser and Administrator
SSGA Funds Management, Inc.
One Iron Street
Boston, MA 02210
Custodian and Sub-Administrator of the Fund
and the Portfolio and Transfer Agent of the Portfolio
State Street Bank and Trust Company
State Street Financial Center
One Lincoln Street
Boston, MA 02111
Independent Registered Public Accounting Firm
Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116
Legal Counsel
Ropes & Gray LLP
800 Boylston Street
Boston, MA 02199
Transfer Agent of the Fund
SS&C GIDS, Inc.
State Street Global Advisors
P.O. Box 219737
Kansas City, MO 64121-9737
Distributor
State Street Global Advisors Funds Distributors, LLC
One Iron Street
Boston, MA 02210
This report is for shareholder information. This is not a prospectus intended for use in the purchase or sale of shares of beneficial interest.
State Street Institutional Investment Trust
State Street Bank and Trust Company
P.O. Box 5049
Boston, MA 02206
The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-800-997-7327 or visiting www.ssga.com. Please read the prospectus carefully before you invest.
SSIITEQ5001AR

Annual Report
December 31, 2022
State Street Institutional Investment Trust
State Street Institutional Liquid Reserves Fund
The information contained in this report is intended for the general information of shareholders of the Fund. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Fund prospectus which contains important information concerning the Fund and the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-877-521-4083 or visiting www.ssga.com. Please read the prospectus carefully before investing in the Fund.

The information contained in this report is intended for the general information of shareholders of the Fund. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Fund prospectus which contains important information concerning the Fund and the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-877-521-4083 or visiting www.ssga.com. Please read the prospectus carefully before investing in the Fund.

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL LIQUID RESERVES FUND
STATEMENT OF ASSETS AND LIABILITIES
December 31, 2022

ASSETS
Investment in corresponding affiliated Portfolio, at value	$ 11,900,294,421
Receivable from Adviser	18,853
Prepaid expenses and other assets	21,840
TOTAL ASSETS	11,900,335,114
LIABILITIES
Administration fees payable	586,075
Shareholder servicing fee payable	121,096
Distribution fees payable	19,506
Transfer agent fees payable	100,358
Registration and filing fees payable	82,226
Professional fees payable	24,829
Printing fees payable	74,314
Distribution payable	9,717,337
Accrued expenses and other liabilities	216,848
TOTAL LIABILITIES	10,942,589
NET ASSETS	$ 11,889,392,525
NET ASSETS CONSIST OF:
Paid-in Capital	$ 11,890,042,618
Total distributable earnings (loss)	(650,093)
NET ASSETS	$ 11,889,392,525
Administration Class
Net Assets	$ 383,630,838
Shares Outstanding	383,533,378
Net asset value, offering and redemption price per share	$ 1.0003
Bancroft Capital Class
Net Assets	$ 50,002
Shares Outstanding	50,000
Net asset value, offering and redemption price per share	$ 1.0000
Institutional Class
Net Assets	$ 258,088,660
Shares Outstanding	257,981,064
Net asset value, offering and redemption price per share	$ 1.0004
Investment Class
Net Assets	$ 6,137
Shares Outstanding	6,135
Net asset value, offering and redemption price per share	$ 1.0003
Investor Class
Net Assets	$ 167,653,579
Shares Outstanding	167,603,474
Net asset value, offering and redemption price per share	$ 1.0003
Opportunity Class
Net Assets	$ 136,311,812
Shares Outstanding	136,290,808
Net asset value, offering and redemption price per share	$ 1.0002
Premier Class
Net Assets	$ 10,442,749,113
Shares Outstanding	10,440,236,255
Net asset value, offering and redemption price per share	$ 1.0002
Trust Class
Net Assets	$ 500,902,384
Shares Outstanding	500,700,236
Net asset value, offering and redemption price per share	$ 1.0004
COST OF INVESTMENTS:
Investment in corresponding affiliated Portfolio	$ 11,899,993,801
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
1

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL LIQUID RESERVES FUND
STATEMENT OF OPERATIONS
For the Year Ended December 31, 2022

INCOME AND EXPENSES ALLOCATED FROM AFFILIATED PORTFOLIO
Interest income allocated from affiliated Portfolio	$221,592,898
Expenses allocated from affiliated Portfolio	(7,994,681)
TOTAL INVESTMENT INCOME (LOSS) ALLOCATED FROM AFFILIATED PORTFOLIO	213,598,217
EXPENSES
Administration fees
Administration Class	331,834
Bancroft Capital Class	26
Institutional Class	62,649
Investment Class	4
Investor Class	48,913
Opportunity Class	17,236
Premier Class	5,610,076
Trust Class	255,784
Shareholder servicing fees
Administration Class	1,327,339
Bancroft Capital Class	15
Institutional Class	37,589
Investment Class	15
Investor Class	78,262
Opportunity Class	10,341
Trust Class	296,709
Distribution fees
Administration Class	331,835
Investment Class	7
Custodian fees	71,197
Trustees’ fees and expenses	21,064
Transfer agent fees	321,109
Registration and filing fees	139,953
Professional fees and expenses	65,802
Printing and postage fees	97,855
Insurance expense	47,742
Miscellaneous expenses	68,450
TOTAL EXPENSES	9,241,806
Expenses waived/reimbursed by the Adviser	(286,795)
NET EXPENSES	8,955,011
NET INVESTMENT INCOME (LOSS)	$204,643,206
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments allocated from affiliated Portfolio	316,325
Net change in unrealized appreciation/depreciation on:
Investments — unaffiliated issuers	828,133
NET REALIZED AND UNREALIZED GAIN (LOSS)	1,144,458
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$205,787,664
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
2

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL LIQUID RESERVES FUND
STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended 12/31/22	Year Ended 12/31/21
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ 204,643,206	$ 7,596,106
Net realized gain (loss)	316,325	328,885
Net change in unrealized appreciation/depreciation	828,133	(1,003,186)
Net increase (decrease) in net assets resulting from operations	205,787,664	6,921,805
DISTRIBUTIONS TO SHAREHOLDERS:
Administration Class	(8,806,511)	—
Bancroft Capital Class (a)	(847)	(1)
Institutional Class	(2,801,363)	(28,289)
Investment Class	(86)	—
Investor Class	(1,516,899)	(790)
Opportunity Class (b)	(1,287,454)	(1)
Premier Class	(182,349,637)	(7,534,333)
Trust Class	(7,959,771)	(32,775)
Total distributions to shareholders	(204,722,568)	(7,596,189)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Administration Class
Shares sold	4,299,680,896	5,957,484,888
Reinvestment of distributions	5,393,919	—
Shares redeemed	(4,585,011,005)	(5,861,507,676)
Net increase (decrease) from capital share transactions	(279,936,190)	95,977,212
Bancroft Capital Class (a)
Shares sold	—	50,000
Net increase (decrease) from capital share transactions	—	50,000
Institutional Class
Shares sold	312,621,062	77,199,894
Reinvestment of distributions	2,294,369	6,990
Shares redeemed	(137,462,424)	(150,369,173)
Net increase (decrease) from capital share transactions	177,453,007	(73,162,289)
Investment Class
Reinvestment of distributions	85	—
Shares redeemed	(149)	—
Net increase (decrease) from capital share transactions	(64)	—
Investor Class
Shares sold	514,664,324	408,609,297
Reinvestment of distributions	1,335,452	381
Shares redeemed	(480,136,720)	(374,710,475)
Net increase (decrease) from capital share transactions	35,863,056	33,899,203
Opportunity Class (b)
Shares sold	143,000,000	50,001
Reinvestment of distributions	1,253,148	—
Shares redeemed	(8,000,001)	—
Net increase (decrease) from capital share transactions	136,253,147	50,001
Premier Class
Shares sold	112,464,483,149	113,078,030,118
Reinvestment of distributions	155,903,599	6,680,516
Shares redeemed	(113,824,705,100)	(116,292,575,431)
Net increase (decrease) from capital share transactions	(1,204,318,352)	(3,207,864,797)
Trust Class
Shares sold	7,233,551,554	7,081,187,234
Reinvestment of distributions	4,352,714	21,904
Shares redeemed	(7,150,181,489)	(7,120,423,609)
Net increase (decrease) from capital share transactions	87,722,779	(39,214,471)
Net increase (decrease) in net assets from beneficial interest transactions	(1,046,962,617)	(3,190,265,141)
Net increase (decrease) in net assets during the period	(1,045,897,521)	(3,190,939,525)
Net assets at beginning of period	12,935,290,046	16,126,229,571
NET ASSETS AT END OF PERIOD	$ 11,889,392,525	$ 12,935,290,046
SHARES OF BENEFICIAL INTEREST:
Administration Class
Shares sold	4,299,681,830	5,956,707,098
Reinvestment of distributions	5,393,272	—
Shares redeemed	(4,584,996,603)	(5,860,743,263)
Net increase (decrease) from share transactions	(279,921,501)	95,963,835
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
3

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL LIQUID RESERVES FUND
STATEMENTS OF CHANGES IN NET ASSETS  (continued)

	Year Ended 12/31/22	Year Ended 12/31/21
Bancroft Capital Class (a)
Shares sold	—	50,000
Net increase (decrease) from share transactions	—	50,000
Institutional Class
Shares sold	312,534,507	77,170,375
Reinvestment of distributions	2,293,649	6,987
Shares redeemed	(137,419,130)	(150,309,629)
Net increase (decrease) from share transactions	177,409,026	(73,132,267)
Investment Class
Reinvestment of distributions	85	—
Shares redeemed	(149)	—
Net increase (decrease) from share transactions	(64)	—
Investor Class
Shares sold	514,614,996	408,507,253
Reinvestment of distributions	1,335,217	381
Shares redeemed	(480,118,802)	(374,613,664)
Net increase (decrease) from share transactions	35,831,411	33,893,970
Opportunity Class (b)
Shares sold	142,987,702	50,001
Reinvestment of distributions	1,253,007	—
Shares redeemed	(7,999,902)	—
Net increase (decrease) from share transactions	136,240,807	50,001
Premier Class
Shares sold	112,459,935,403	113,051,301,766
Reinvestment of distributions	155,884,830	6,678,864
Shares redeemed	(113,820,118,727)	(116,265,052,910)
Net increase (decrease) from share transactions	(1,204,298,494)	(3,207,072,280)
Trust Class
Shares sold	7,232,826,005	7,079,718,262
Reinvestment of distributions	4,351,681	21,899
Shares redeemed	(7,149,586,416)	(7,118,962,285)
Net increase (decrease) from share transactions	87,591,270	(39,222,124)

(a)	For Bancroft Capital Class shares, data for the year ended December 31, 2021 is from October 13, 2021 (commencement date) through December 31, 2021.
(b)	For Opportunity Class shares, data for the year ended December 31, 2021 is from October 28, 2021 (commencement date) through December 31, 2021.
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
4

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL LIQUID RESERVES FUND
FINANCIAL HIGHLIGHTS
Selected data for a share outstanding throughout each period

	Administration Class (a)
	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20	Year Ended 12/31/19	Year Ended 12/31/18
Net asset value, beginning of period	$ 1.0000	$ 1.0001	$ 1.0001	$ 0.9999	$ 1.0000
Income (loss) from investment operations:
Net investment income (loss)	0.0147	0.0000(b)	0.0039	0.0206	0.0174
Net realized and unrealized gain (loss)	0.0004	(0.0001)	—	(0.0001)	(0.0001)
Total from investment operations	0.0151	(0.0001)	0.0039	0.0205	0.0173
Distributions to shareholders from:
Net investment income	(0.0148)	—	(0.0039)	(0.0203)	(0.0174)
Net asset value, end of period	$ 1.0003	$ 1.0000	$ 1.0001	$ 1.0001	$ 0.9999
Total return (c)	1.52%	(0.01)%	0.39%	2.07%	1.75%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$383,631	$663,480	$567,550	$613,074	$956,750
Ratios to Average Net Assets:
Total expenses	0.37%	0.37%	0.37%	0.38%	0.37%
Net expenses	0.33%	0.17%	0.32%	0.37%	0.37%
Net investment income (loss)	1.32%	0.00%(d)	0.43%	2.06%	1.74%
(a)	The per share amounts and percentages include the Fund’s proportionate share of income and expenses of the affiliated Portfolio.
(b)	Amount is less than $0.00005 per share.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.
(d)	Amount is less than 0.005%.
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
5

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL LIQUID RESERVES FUND
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	Bancroft Capital Class (a)
	Year Ended 12/31/22	For the Period 10/13/21*- 12/31/21
Net asset value, beginning of period	$ 0.9999	$ 1.0000
Income (loss) from investment operations:
Net investment income (loss)	0.0167	0.0000(b)
Net realized and unrealized gain (loss)	0.0001	(0.0001)
Total from investment operations	0.0168	(0.0001)
Distributions to shareholders from:
Net investment income	(0.0167)	(0.0000)(b)
Net asset value, end of period	$ 1.0000	$ 0.9999
Total return (c)	1.70%	(0.01)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$ 50	$ 50
Ratios to Average Net Assets:
Total expenses	0.14%	0.15%(d)
Net expenses	0.14%	0.15%(d)
Net investment income (loss)	1.69%	0.01%(d)
*	Commencement of operations.
(a)	The per share amounts and percentages include the Fund’s proportionate share of income and expenses of the affiliated Portfolio.
(b)	Amount is less than $0.00005 per share.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.
(d)	Annualized.
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
6

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL LIQUID RESERVES FUND
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	Institutional Class (a)
	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20	Year Ended 12/31/19	For the Period 7/6/18*- 12/31/18
Net asset value, beginning of period	$ 1.0003	$ 1.0003	$ 1.0002	$ 1.0001	$ 1.0000
Income (loss) from investment operations:
Net investment income (loss)	0.0166	0.0001	0.0054	0.0217	0.0108
Net realized and unrealized gain (loss)	0.0001	0.0001	0.0002	0.0009	0.0001
Total from investment operations	0.0167	0.0002	0.0056	0.0226	0.0109
Distributions to shareholders from:
Net investment income	(0.0166)	(0.0002)	(0.0055)	(0.0225)	(0.0108)
Net asset value, end of period	$ 1.0004	$ 1.0003	$ 1.0003	$ 1.0002	$ 1.0001
Total return (b)	1.69%	0.02%	0.56%	2.28%	1.08%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$258,089	$ 80,594	$153,757	$183,304	$ 55
Ratios to Average Net Assets:
Total expenses	0.15%	0.15%	0.15%	0.16%	0.15%(c)
Net expenses	0.15%	0.15%	0.15%	0.15%	0.15%(c)
Net investment income (loss)	2.25%	0.03%	0.57%	2.17%	2.21%(c)
*	Commencement of operations.
(a)	The per share amounts and percentages include the Fund’s proportionate share of income and expenses of the affiliated Portfolio.
(b)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.
(c)	Annualized.
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
7

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL LIQUID RESERVES FUND
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	Investment Class (a)
	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20	Year Ended 12/31/19	Year Ended 12/31/18
Net asset value, beginning of period	$ 1.0002	$1.0002	$ 1.0002	$ 1.0000	$ 0.9999
Income (loss) from investment operations:
Net investment income (loss)	0.0135	0.0000	0.0036	0.0201	0.0164
Net realized and unrealized gain (loss)	0.0006	—	—	(0.0003)	0.0001
Total from investment operations	0.0141	0.0000(b)	0.0036	0.0198	0.0165
Distributions to shareholders from:
Net investment income	(0.0140)	—	(0.0036)	(0.0196)	(0.0164)
Net asset value, end of period	$ 1.0003	$1.0002	$ 1.0002	$ 1.0002	$ 1.0000
Total return (c)	1.42%	0.00%(d)	0.37%	1.99%	1.67%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$ 6	$ 6	$ 6	$ 12	$ 23
Ratios to Average Net Assets:
Total expenses	0.48%	0.48%	0.45%	0.47%	0.47%
Net expenses	0.42%	0.17%	0.35%	0.45%	0.47%
Net investment income (loss)	1.42%	(0.03)%	0.38%	2.01%	1.18%
(a)	The per share amounts and percentages include the Fund’s proportionate share of income and expenses of the affiliated Portfolio.
(b)	Amount is less than $0.00005 per share.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.
(d)	Amount is less than 0.005%.
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
8

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL LIQUID RESERVES FUND
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	Investor Class (a)
	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20	Year Ended 12/31/19	Year Ended 12/31/18
Net asset value, beginning of period	$ 1.0001	$ 1.0002	$ 1.0001	$ 0.9999	$ 0.9999
Income (loss) from investment operations:
Net investment income (loss)	0.0162	0.0000(b)	0.0049	0.0219	0.0191
Net realized and unrealized gain (loss)	0.0002	(0.0001)	0.0002	0.0003	—
Total from investment operations	0.0164	(0.0001)	0.0051	0.0222	0.0191
Distributions to shareholders from:
Net investment income	(0.0162)	(0.0000)(b)	(0.0050)	(0.0220)	(0.0191)
Total distributions	(0.0162)	(0.0000)(b)	(0.0050)	(0.0220)	(0.0191)
Net asset value, end of period	$ 1.0003	$ 1.0001	$ 1.0002	$ 1.0001	$ 0.9999
Total return (c)	1.65%	(0.01)%	0.51%	2.24%	1.92%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$167,654	$131,790	$ 97,898	$ 36,424	$ 40,881
Ratios to Average Net Assets:
Total expenses	0.20%	0.20%	0.20%	0.21%	0.20%
Net expenses	0.19%	0.17%	0.20%	0.20%	0.20%
Net investment income (loss)	1.55%	0.00%(d)	0.57%	2.19%	1.95%
(a)	The per share amounts and percentages include the Fund’s proportionate share of income and expenses of the affiliated Portfolio.
(b)	Amount is less than $0.00005 per share.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.
(d)	Amount is less than 0.005%.
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
9

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL LIQUID RESERVES FUND
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	Opportunity Class (a)
	Year Ended 12/31/22	For the Period 10/28/21*- 12/31/21
Net asset value, beginning of period	$ 0.9999	$ 1.0000
Income (loss) from investment operations:
Net investment income (loss)	0.0167	0.0000(b)
Net realized and unrealized gain (loss)	0.0003	(0.0001)
Total from investment operations	0.0170	(0.0001)
Distributions to shareholders from:
Net investment income	(0.0167)	(0.0000)(b)
Net asset value, end of period	$ 1.0002	$ 0.9999
Total return (c)	1.71%	(0.01)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$136,312	$ 50
Ratios to Average Net Assets:
Total expenses	0.15%	0.15%(d)
Net expenses	0.15%	0.15%(d)
Net investment income (loss)	3.81%	0.00%(d)
*	Commencement of operations.
(a)	The per share amounts and percentages include the Fund’s proportionate share of income and expenses of the affiliated Portfolio.
(b)	Amount is less than $0.00005 per share.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.
(d)	Annualized.
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
10

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL LIQUID RESERVES FUND
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	Premier Class (a)
	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20	Year Ended 12/31/19	Year Ended 12/31/18
Net asset value, beginning of period	$ 1.0001	$ 1.0002	$ 1.0001	$ 0.9999	$ 0.9999
Income (loss) from investment operations:
Net investment income (loss)	0.0168	0.0004	0.0058	0.0223	0.0199
Net realized and unrealized gain (loss)	0.0002	—	0.0001	0.0007	—
Total from investment operations	0.0170	0.0004	0.0059	0.0230	0.0199
Distributions to shareholders from:
Net investment income	(0.0169)	(0.0005)	(0.0058)	(0.0228)	(0.0199)
Net asset value, end of period	$ 1.0002	$ 1.0001	$ 1.0002	$ 1.0001	$ 0.9999
Total return (b)	1.72%	0.04%	0.59%	2.32%	2.00%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$10,442,749	$11,646,151	$14,854,601	$20,188,261	$9,489,591
Ratios to Average Net Assets:
Total expenses	0.12%	0.12%	0.12%	0.13%	0.12%
Net expenses	0.12%	0.12%	0.12%	0.12%	0.12%
Net investment income (loss)	1.62%	0.06%	0.67%	2.23%	2.00%
(a)	The per share amounts and percentages include the Fund’s proportionate share of income and expenses of the affiliated Portfolio.
(b)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
11

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL LIQUID RESERVES FUND
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	Trust Class(a)
	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20	Year Ended 12/31/19	Year Ended 12/31/18
Net asset value, beginning of period	$ 1.0001	$ 1.0002	$ 1.0001	$ 1.0000	$ 0.9999
Income (loss) from investment operations:
Net investment income (loss)	0.0164	0.0001	0.0052	0.0226	0.0193
Net realized and unrealized gain (loss)	0.0003	(0.0001)	0.0001	(0.0003)	0.0001
Total from investment operations	0.0167	—	0.0053	0.0223	0.0194
Distributions to shareholders from:
Net investment income	(0.0164)	(0.0001)	(0.0052)	(0.0222)	(0.0193)
Net asset value, end of period	$ 1.0004	$ 1.0001	$ 1.0002	$ 1.0001	$ 1.0000
Total return (b)	1.68%	(0.00)%(c)	0.53%	2.26%	1.96%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$500,902	$413,169	$452,418	$597,353	$704,123
Ratios to Average Net Assets:
Total expenses	0.18%	0.18%	0.18%	0.18%	0.18%
Net expenses	0.18%	0.17%	0.18%	0.18%	0.18%
Net investment income (loss)	1.56%	0.01%	0.51%	2.26%	1.91%
(a)	The per share amounts and percentages include the Fund’s proportionate share of income and expenses of the affiliated Portfolio.
(b)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.
(c)	Amount is less than 0.005%.
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
12

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL LIQUID RESERVES FUND
NOTES TO FINANCIAL STATEMENTS
December 31, 2022

1.    Organization
State Street Institutional Investment Trust (the “Trust”), a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (“1940 Act”), is an open-end management investment company.
As of December 31, 2022, the Trust consists of twenty-nine (29) series (and corresponding classes, each of which have the same rights and privileges, including voting rights), each of which represents a separate series of beneficial interest in the Trust. The Declaration of Trust permits the Board of Trustees of the Trust (the “Board" and each member thereof, a "Trustee") to authorize the issuance of an unlimited number of shares of beneficial interest with no par value. The financial statements herein relate only to the following series (the “Fund”):
Fund	Classes	Commencement of Operations	Diversification Classification
State Street Institutional Liquid Reserves Fund	Premier Class Investment Class Administration Class Trust Class Investor Class Institutional Class Bancroft Capital Class Opportunity Class Service Class	August 12, 2004 October 15, 2007 August 29, 2016 August 29, 2016 July 13, 2017 July 6, 2018 October 13, 2021 October 28, 2021 Not commenced	Diversified
The Fund is part of a master-feeder structure and invests substantially all of its assets in the State Street Money Market Portfolio (the “Portfolio”), a separate series of State Street Master Funds. The value of the Fund’s investment in the Portfolio reflects the Fund’s proportionate interest in the net assets of the Portfolio (100.00% at December 31, 2022). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including its Schedule of Investments, are attached to this report and should be read in conjunction with the Fund’s financial statements.
The Fund operates as a floating net asset value (“NAV”) money market fund. As a floating NAV money market fund, the Fund (1) will utilize current market-based prices (except as otherwise generally permitted to value individual portfolio securities with remaining maturities of 60 days or less at amortized cost in accordance with Securities and Exchange Commission (“SEC”) guidance) to value its portfolio securities and transact at a floating NAV calculated to four decimal places; and (2) has adopted policies and procedures to impose liquidity fees on redemptions and/or temporary redemption gates in the event that the Fund’s weekly liquid assets fall below a designated threshold.
The NAV of the Fund is calculated multiple times each day the Fund accepts purchase orders and redemption requests. The Board has permitted the Fund to impose a liquidity fee of no more than 2% on the value redeemed and/or temporarily suspend redemptions for up to 10 business days in a 90 day period, in the event that the Fund’s liquid assets fall below certain thresholds. The Fund will pass through to its investors any liquidity fee or suspension of redemptions imposed by the Portfolio on the same terms and conditions as imposed by the Portfolio on the Fund.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred.
2.    Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:
The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.
13

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL LIQUID RESERVES FUND
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2022

Security Valuation
The Fund records its investments in the Portfolio at fair value (net asset value) each business day. The valuation policy of the Portfolio is discussed in Note 2 of the Portfolio’s Notes to Financial Statements, which are attached to this report.
The Portfolio’s investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of the Portfolio are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board. The Committee provides oversight of the valuation of investments for the Portfolio. The Board has responsibility for overseeing the determination of the fair value of investments.
The summary of the inputs used for the Portfolio, as of December 31, 2022, in valuing the Portfolio’s securities carried at fair value are discussed in Note 2 of the Portfolio’s Notes to Financial Statements, which are attached to the report.
Investment Transactions and Income Recognition
Investment transactions are accounted for on the trade date for financial reporting purposes. Realized gains and losses from security transactions consist of the Fund’s pro-rata share of its Portfolio’s realized gains and losses. Net investment income consists of the Fund’s pro-rata share of the net investment income of its Portfolio less expenses of the Fund.
Expenses
Certain expenses, which are directly identifiable to a specific Fund, are applied to that Fund within the Trust. Other expenses which cannot be attributed to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Funds within the Trust. The Fund is allocated a pro-rata share of the expense of its Portfolio. Class specific expenses are borne by each class.
Distributions
Distributions from net investment income, if any, are declared daily and are payable as of the last business day of each month. Net realized capital gains, if any, are distributed annually, unless additional distributions are required for compliance with applicable tax regulations. The amount and character of income and capital gains to be distributed are determined in accordance with applicable tax regulations which may differ from net investment income and realized gains recognized for U.S. GAAP purposes.
3.    Fees and Transactions with Affiliates
Advisory Fee
The Fund pays no advisory fee directly to SSGA Funds Management, Inc. (the “Adviser” or “SSGA FM”), for so long as assets of the Fund are invested in the Portfolio. The Portfolio retained SSGA FM, a subsidiary of State Street Corporation and an affiliate of State Street Bank and Trust Company (“State Street”), as its investment adviser. The Portfolio has entered into an investment advisory agreement with the Adviser, under which the Adviser directs the investments of the Portfolio in accordance with its investment objectives, policies, and limitations. In compensation for the Adviser’s services as investment adviser, the Portfolio pays the Adviser a management fee at an annual rate of 0.05% of its average daily net assets.
The Adviser is contractually obligated until April 30, 2023 to waive up to the full amount of the advisory fee payable by the Fund and/or to reimburse the Fund for expenses to the extent that total annual fund operating expenses (exclusive of non-recurring account fees, interest, taxes, extraordinary expenses, acquired fund fees and any class-specific expenses such as distribution, shareholder servicing, administration and sub-transfer agency fees) exceed 0.07% of average daily net assets on an annual basis (the “Total Annual Fund Operating Expense Waiver”). This waiver and/or reimbursement may not be terminated prior to April 30, 2023 except with approval of the Board. For the period ended December 31, 2022, the Adviser contractually waived fees in the amount of $29,960.
14

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL LIQUID RESERVES FUND
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2022

In addition to the contractual expense limitation for the Fund, each of the Adviser and State Street Global Advisors Funds Distributors, LLC (each a “Service Provider”) also may voluntarily reduce all or a portion of its fees and/or reimburse expenses for the Fund or a share class to the extent necessary to maintain a certain minimum net yield, which may vary from time to time and from share class to share class within the Fund, in SSGA FM’s sole discretion (any such waiver or reimbursement of expenses being referred to herein as a “Voluntary Reduction”). The Adviser may, in its sole discretion, implement the Voluntary Reduction for some series of the Trust, or some share classes of a series, and not others. The amount of any Voluntary Reduction may differ between such series and share classes in the Adviser's sole discretion. The business objectives of the Adviser and its affiliates and their broader relationships with certain Fund shareholders, Financial Intermediaries or distribution channels could give the Adviser an incentive to implement the Voluntary Reduction for some series of the Trust or share classes and not others, or to implement it to a greater degree for some series or share classes than others. Under an agreement with the Service Providers relating to the Voluntary Reduction, the Fund and the Portfolio have agreed to reimburse the Service Providers for the full dollar amount of any Voluntary Reduction beginning on May 1, 2020, subject to certain limitations. Each Service Provider may, in its sole discretion, irrevocably waive receipt of any or all reimbursement amounts due from the Fund.
A reimbursement to the Service Provider would increase fund expenses and may negatively impact the Fund’s yield during such period. There is no guarantee that the Voluntary Reduction will be in effect at any given time or that the Fund will be able to avoid a negative yield. The Fund has agreed, subject to certain limitations, to reimburse the applicable Service Provider for the full dollar amount of any Voluntary Reduction incurred after May 1, 2020. Any such future reimbursement of an applicable Service Provider may result in the total annual operating expenses with respect to a share class of the Fund exceeding the amount of the expense cap under the contractual expense limitation agreement because the expense is not covered by the agreement.
Fees reduced or expenses reimbursed by the Service Providers in connection with the Voluntary Reduction for the year ended December 31, 2022 were $256,835
As of December 31, 2022, SSGA FM has not recouped any expenses from the Fund. Waived/reduced fees subject to potential recovery by year of expiration are as follows
Expiration Date	Amount
12/31/2024	$1,404,801
12/31/2025	$ 256,835
Administrator, Sub-Administrator and Custodian Fees
SSGA FM serves as administrator and State Street serves as custodian and sub-administrator. For its administrative services, the Fund pays a fee at an annual rate of 0.05% of its average daily net assets to SSGA FM. The fees are accrued daily and paid monthly. The Fund pays State Street an annual fee for custody services for the Fund. SSGA FM pays an annual fee to State Street for sub-administration services provided for the Fund.
Distribution Fees
State Street Global Advisors Funds Distributors, LLC (“SSGA FD” or the “Distributor”), an affiliate of the Adviser, serves as the Distributor of the Fund.
The Fund has adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act, under which the Fund may compensate the Distributor (or others) for services in connection with the distribution of the Fund’s shares and for services provided to Fund shareholders (the “Plan”). The Plan calls for payments at an annual rate (based on average daily net assets) of 0.05% and 0.10% of the Fund’s net assets attributable to its Administration Class shares and Investment Class shares, respectively. In addition to payments under the Plan, the Fund may reimburse the Distributor or its affiliates for payments it makes to financial intermediaries that provide certain administrative, recordkeeping, and account maintenance services. The amount of the reimbursement and the manner in which it is calculated are reviewed by the Trustees periodically.
During the year ended December 31, 2022, the Fund's Administration Class shares and Investment Class shares paid $331,835 and $7, respectively, to SSGA FD under the Plan.
Under the Fund’s Shareholder Servicing Plan (and other shareholder servicing arrangements), the Fund compensates financial intermediaries for providing certain services to shareholders and for maintaining shareholder accounts. The Fund’s Institutional Class shares, Investment Class shares, Administration Class shares, Bancroft Capital Class shares, Investor Class shares, Trust Class shares and Opportunity Class shares
15

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL LIQUID RESERVES FUND
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2022

made payments for these services at an annual rate up to 0.03%, 0.25%, 0.20%, 0.03%, 0.08%, 0.058% and 0.03%, respectively, of the eligible average daily net assets of Institutional Class shares, Investment Class shares, Administration Class shares, Bancroft Capital Class shares, Investor Class shares, Trust Class shares and Opportunity Class shares, respectively. During the year ended December 31, 2022, the Fund’s Institutional Class shares, Investment Class shares, Administration Class shares, Bancroft Capital Class shares, Investor Class shares, Trust Class shares and Opportunity Class shares paid SSGA FD $37,589, $15, $1,327,339, $15, $78,262, $296,709 and $10,341, respectively, for these services which SSGA FD subsequently paid in part to financial intermediaries.
4.    Trustees’ Fees
The fees and expenses of the Trustees who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”), are paid directly by the Fund. The Independent Trustees are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.
5.    Income Tax Information
The Fund has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. The Fund will not be subject to federal income taxes to the extent it distributes its taxable income, including any net realized capital gains, for each fiscal year. Therefore, no provision for federal income tax is required.
The Fund files federal and various state and local tax returns as required. No income tax returns are currently under examination. Generally, the federal returns are subject to examination by the Internal Revenue Service for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction. SSGA FM has analyzed the Fund’s tax positions taken on tax returns for all open years and does not believe there are any uncertain tax positions that would require recognition of a tax liability.
Distributions to shareholders are recorded on ex-dividend date. Income dividends and gain distributions are determined in accordance with income tax rules and regulations, which may differ from generally accepted accounting principles.
Certain capital accounts in the financial statements have been adjusted for permanent book-tax differences. These adjustments have no impact on net asset values or results of operations. Temporary book-tax differences will reverse in the future.
The tax character of distributions paid during the year ended December 31, 2022, was as follows:
	Ordinary Income	Long-Term Capital Gains	Total
State Street Institutional Liquid Reserves Fund	$204,722,568	$—	$204,722,568
The tax character of distributions paid during the year ended December 31, 2021, was as follows:
	Ordinary Income	Long-Term Capital Gains	Total
State Street Institutional Liquid Reserves Fund	$ 7,596,189	$ —	$ 7,596,189
At December 31, 2022, the components of distributable earnings on a tax basis were as follows:
	Undistributed Ordinary Income	Capital Loss Carryforwards	Undistributed Long-Term Capital Gains	Net Unrealized Gains (Losses)	Total
State Street Institutional Liquid Reserves Fund	$(75,176)	$(875,536)	$—	$300,620	$(650,092)
16

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL LIQUID RESERVES FUND
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2022

As of December 31, 2022, the Fund had capital loss carryforwards available to offset future realized capital gains as follows:
	Non-Expiring Short Term	Non-Expiring Long Term
State Street Institutional Liquid Reserves Fund	$875,536	$—
As of December 31, 2022, gross unrealized appreciation and gross unrealized depreciation of investments based on cost for federal income tax purposes were as follows:
	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
State Street Institutional Liquid Reserves Fund	$11,899,993,801	$300,620	$—	$300,620
6.    Risks
Concentration Risk
As a result of the Fund's ability to invest a large percentage of its assets in obligations of issuers within the same country, state, region, currency or economic sector, an adverse economic, business or political development may affect the value of the Fund’s investments more than if the Fund was more broadly diversified.
Market, Credit and Counterparty Risk
In the normal course of business, the Fund trades securities and enters into financial transactions where risk of potential loss exists due to changes in global economic conditions and fluctuations of the market (market risk). Additionally, the Fund may also be exposed to counterparty risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults. The value of securities held by the Fund may decline in response to certain events, including those directly involving the companies whose securities are owned by the Fund; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations (credit risk).
Financial assets, which potentially expose the Fund to market, credit and counterparty risks, consist principally of investments and cash due from counterparties. The extent of the Fund’s exposure to market, credit and counterparty risks in respect to these financial assets approximates their value as recorded in the Fund’s Statement of Assets and Liabilities, less any collateral held by the Fund.
The Fund's investments are subject to changes in general economic conditions, general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and general market liquidity. The Fund is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness, such as COVID-19, or other public health issues, or other events could have a significant impact on the Fund and its investments.
7.    Recent Accounting Pronouncement
In March 2020, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update No. 2020-04 (“ASU 2020-04”), “Reference Rate Reform (Topic 848)”. In response to concerns about structural risks of interbank offered rates, and particularly the risk of cessation of LIBOR, regulators have undertaken reference rate reform initiatives to identify alternative reference rates that are more observable or transaction based and less susceptible to manipulation. ASU 2020-04 provides optional guidance for a limited period of time to ease the potential burden in accounting for (or recognizing the effects of) reference rate reform on financial reporting. ASU 2020-04 is elective and applies to all entities, subject to meeting certain criteria, that have contracts, hedging relationships, and other transactions that reference LIBOR or another reference rate expected to be discontinued because of reference rate reform. The relief provided is temporary and generally cannot be applied to contract modifications that occur after December 31, 2022, or hedging relationships entered into or evaluated after that date. However, the FASB has indicated that it will revisit the sunset date in Topic 848 after the LIBOR administrator
17

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL LIQUID RESERVES FUND
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2022

makes a final decision on a phaseout date. On November 30, 2020, the LIBOR administrator proposed extending the publication of the overnight and the one-, three-, six- and 12-month USD LIBOR settings through June 30, 2023, when many existing contracts that reference LIBOR will have expired. Management is currently evaluating the impact of the guidance.
8.    Subsequent Events
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.
18

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL LIQUID RESERVES FUND
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of State Street Institutional Liquid Reserves Fund and the Board of Trustees of State Street Institutional Investment Trust
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of State Street Institutional Liquid Reserves Fund (the “Fund”) (one of the series constituting State Street Institutional Investment Trust (the “Trust”)), as of December 31, 2022, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the series constituting State Street Institutional Investment Trust) at December 31, 2022, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more State Street Global Advisors investment companies since 2000.
Boston, Massachusetts
February 24, 2023
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STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL LIQUID RESERVES FUND
OTHER INFORMATION
December 31, 2022 (Unaudited)

Expense Example
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), if applicable, on purchase payments, reinvested dividends, or other distributions and (2) ongoing costs, including advisory fees and to the extent applicable, distribution (12b-1) and/or service fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from July 1, 2022 to December 31, 2022.
The table below illustrates your Fund’s cost in two ways:
Based on actual fund return ——This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the Fund's actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Fund under the heading “Expenses Paid During Period”.
Based on hypothetical 5% return ——This section is intended to help you compare your Fund’s costs with those of other mutual funds. It assumes that the Fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case, because the return used is not the Fund’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the U.S. Securities and Exchange Commission (the “SEC”) requires all mutual funds to calculate expenses based on a 5% return. You can assess your Fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales load charges (loads). Therefore, the hypothetical 5% return section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
		Actual		Hypothetical (assuming a 5% return before expenses)
	Annualized Expense Ratio	Ending Account Value	Expenses Paid During Period(a)	Ending Account Value	Expenses Paid During Period(a)
State Street Institutional Liquid Reserves Fund
Administration Class	0.37%	$1,014.00	$1.88	$1,023.30	$1.89
Bancroft Capital Class	0.15	1,015.20	0.76	1,024.40	0.77
Institutional Class	0.15	1,015.10	0.76	1,024.40	0.77
Investment Class	0.52	1,013.40	2.64	1,022.60	2.65
Investor Class	0.20	1,014.90	1.02	1,024.20	1.02
Opportunity Class	0.15	1,015.30	0.76	1,024.40	0.77
Premier Class	0.12	1,015.20	0.61	1,024.60	0.61
Trust Class	0.18	1,015.00	0.91	1,024.30	0.92
(a)	Expenses are equal to the Fund’s annualized net expense ratio, which includes the Fund’s proportionate share of the expenses of the Portfolio, multiplied by the average account value of the period, multiplied by 184, then divided by 365.
20

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL LIQUID RESERVES FUND
OTHER INFORMATION  (continued)
December 31, 2022 (Unaudited)

Tax Information
For federal income tax purposes, the following information is furnished with respect to the distributions of the Fund for its fiscal year ended December 31, 2022.
Qualified Interest Income
The Fund reports the maximum amount allowable of its net taxable income and short-term capital gain as qualified interest income.
Proxy Voting Policies and Procedures and Record
The Fund has adopted the proxy voting policies of the Adviser. A description of the Fund's proxy voting policies and procedures that are used by the Fund's Adviser to vote proxies relating to Fund's portfolio of securities are available (i) without charge, upon request, by calling 1-866-787-2257 (toll free) and (ii) on the SEC’s website at www.sec.gov. Information regarding how the Fund voted for the prior 12-month period ended June 30 is available by August 31 of each year by calling the same number and on the SEC’s website, at www.sec.gov, and on the Fund's website at www.ssga.com.
Monthly Portfolio Schedule
The Fund files its monthly portfolio holdings with the SEC on Form N-MFP. The Fund’s Form N-MFP is available on the SEC’s website at www.sec.gov.
21

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL LIQUID RESERVES FUND
OTHER INFORMATION  (continued)
December 31, 2022 (Unaudited)

TRUSTEES AND OFFICERS INFORMATION
Name, Address and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation During the Past Five Years and Relevant Experience	Number of Funds in Fund Complex Overseen by Trustee†	Other Directorships Held by Trustee During the Past Five Years
Trustees
Independent Trustees
Michael F. Holland(1) c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1944	Trustee and Co- Chairperson of the Board	Term: Indefinite Elected: 7/99	Chairman, Holland & Company L.L.C. (investment adviser) (1995 - present).	55	Director, the Holland Series Fund, Inc.; Director, The China Fund, Inc. (1992 - 2017); Director, The Taiwan Fund, Inc. (2007 - 2017); Director, Reaves Utility Income Fund, Inc.; and Director, Blackstone/GSO Loans (and Real Estate) Funds.
Patrick J. Riley c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1948	Trustee and Co- Chairperson of the Board	Term: Indefinite Elected: 1/14	Associate Justice of the Superior Court, Commonwealth of Massachusetts (2002 - May 2010); Partner, Riley, Burke & Donahue, L.L.P. (law firm) (1985 - 2002); Independent Director, State Street Global Advisors Europe Limited (investment company) (1998 - present); Independent Director, SSGA Liquidity PLC (formerly, SSGA Cash Management Fund PLC) (1998 - present); Independent Director, SSGA Fixed Income PLC (January 2009 - present); Independent Director, SSGA Qualified Funds PLC (January 2009 - 2019).	55	Board Director and Chairman, SPDR Europe I PLC Board (2011 - present); Board Director and Chairman, SPDR Europe II, PLC (2013 - present).
John R. Costantino c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1946	Trustee and Chairperson of the Qualified Legal Compliance Committee	Term: Indefinite Elected: 12/18	Senior Advisor to NGN Capital LLC (January 2020 - present); Managing General Partner, NGN Capital LLC (2006 - December 2019).	55	Director, Kleinfeld Bridal Corp. (January 2016 - present); Trustee of Neuroscience Research Institute (1986 - 2017); Trustee of Fordham University (1989 - 1995 and 2001 - 2007) and Trustee Emeritus (2007 - present); Trustee and Independent Chairperson of GE Funds (1993 - February 2011); Director, Muscular Dystrophy Association (2019 - present); Trustee of Gregorian University Foundation (1992 - 2007); Chairman of the Board of Directors, Vivaldi Biosciences Inc. (May 2017 - present); Chairman of the Supervisory Board, Vivaldi Biosciences AG. (May 2017 - present); Trustee, Gallim Dance (December 2021 - present).
Richard D. Shirk c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1945	Trustee and Chairperson of the Nominating Committee and Chairperson of the Governance Committee	Term: Indefinite Elected: 1/14	Chairman (March 2001 - April 2002), President and Chief Executive Officer (1996 - March 2001), Cerulean Companies, Inc. (holding company) (Retired); President and Chief Executive Officer, Blue Cross Blue Shield of Georgia (health insurer, managed healthcare) (1992 - March 2001).	55	Chairman and Board Member (December 2008) and Investment Committee Member (December 2008 - present), Healthcare Georgia Foundation (private foundation); Lead Director and Board Member, Amerigroup Corp. (managed health care) (September 2002 - 2012); Board Member (1999 - 2013) and Investment Committee Member (2001 - 2017), Woodruff Arts Center; Trustee, Gettysburg College (2003 - 2009); Board member, Aerocare Holdings (2003 - January 2021), Regenesis Biomedical Inc. (April 2012 - present).
Michael A. Jessee c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1946	Trustee and Chairperson of the Valuation Committee	Term: Indefinite Appointed: 7/16 Elected: 12/18	Retired; formerly, President and Chief Executive Officer of the Federal Home Loan Bank of Boston (1989 - 2009); Trustee, Randolph-Macon College (2004 - 2016).	55	None.
22

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL LIQUID RESERVES FUND
OTHER INFORMATION  (continued)
December 31, 2022 (Unaudited)

Name, Address and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation During the Past Five Years and Relevant Experience	Number of Funds in Fund Complex Overseen by Trustee†	Other Directorships Held by Trustee During the Past Five Years
Donna M. Rapaccioli c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1962	Trustee and Chairperson of the Audit Committee	Term: Indefinite Elected: 12/18	Dean of the Gabelli School of Business (2007 - June 2022) and Accounting Professor (1987 - present) at Fordham University.	55	Director- Graduate Management Admissions Council (2015 - present); Trustee of Emmanuel College (2010 - 2019).
Margaret McLaughlin c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1967	Trustee	Term: Indefinite Appointed: 9/22	Consultant (since 2020) Bates Group (consultants); Consultant (2019 - 2020) Madison Dearborn Partners (private equity); General Counsel/CCO (2011 - 2019) Kramer Van Kirk Credit Strategies L.P./Mariana Systems LLC (Investment Adviser/SaaS Technology).	55	Director, Manning & Napier Fund Inc. (2021 - present).
George Pereira c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1964	Trustee	Term: Indefinite Appointed: 9/22	Chief Operating Officer (January 2011 - September 2020) and Chief Financial Officer (November 2004 - September 2020), Charles Schwab Investment Management.	55	Director, Pacific Premier Bancorp, Pacific Premier Bank (2021 - present); Director, Charles Schwab Asset Management (Ireland) Ltd., & Charles Schwab Worldwide Funds PLC. (2005 - 2020); Director, Rotaplast International, Inc. (non-profit providing free medical services to children worldwide) (2012 - 2018).
Interested Trustee(2)
Ellen M. Needham(3) SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1967	Trustee and President	Term: Indefinite Elected 12/18	Chairman, SSGA Funds Management, Inc. (March 2020 - present); President and Director, SSGA Funds Management, Inc. (2001 - present)*; Senior Managing Director, State Street Global Advisors (1992 - present)*; Manager, State Street Global Advisors Funds Distributors, LLC (May 2017 - present).	55	Board Director, SSGA SPDR ETFs Europe I PLC (May 2020 - present); Board Director, SSGA SPDR ETFs Europe II PLC (May 2020 - present).
† For the purpose of determining the number of portfolios overseen by the Trustees, “Fund Complex” comprises registered investment companies for which SSGA Funds Management, Inc. serves as investment adviser.
(1) Mr. Holland retired as a Trustee of the Trust effective December 31, 2022.
(2) The individual listed below is a Trustee who is an “interested person,” as defined in the 1940 Act, of the Trust (“Interested Trustee”).
(3) Ms. Needham is an Interested Trustee because of her employment by SSGA FM, an affiliate of the Trust.
* Served in various capacities and/or with various affiliated entities during noted time period.

23

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL LIQUID RESERVES FUND
OTHER INFORMATION  (continued)
December 31, 2022 (Unaudited)

The following lists the principal officers for the Trust, as well as their mailing addresses and ages, positions with the Trust and length of time served, and present and principal occupations:

Name, Address and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation(s) During the Past 5 Years
Officers
ELLEN M. NEEDHAM SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1967	President, Trustee	Term: Indefinite Served: Since 10/12	Chairman, SSGA Funds Management, Inc. (March 2020 - present); President and Director, SSGA Funds Management, Inc. (2001 - present)*; Senior Managing Director, State Street Global Advisors (1992 - present)*; Manager, State Street Global Advisors Funds Distributors, LLC (May 2017 - present).
BRUCE S. ROSENBERG SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1961	Treasurer	Term: Indefinite Served: Since 2/16	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (July 2015 - present); Director, Credit Suisse (April 2008 - July 2015).
ANN M. CARPENTER SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1966	Vice President and Deputy Treasurer	Term: Indefinite Served: Since 10/12 Term: Indefinite Served: Since 2/16	Chief Operating Officer, SSGA Funds Management, Inc. (April 2005 - present)*; Managing Director, State Street Global Advisors. (April 2005 - present).*
CHAD C. HALLETT SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1969	Deputy Treasurer	Term: Indefinite Served: Since 2/16	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (November 2014 - present).
DARLENE ANDERSON-VASQUEZ SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1968	Deputy Treasurer	Term: Indefinite Served: Since 11/16	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (May 2016 - present); Senior Vice President, John Hancock Investments (September 2007 - May 2016).
ARTHUR A. JENSEN SSGA Funds Management, Inc. 1600 Summer Street Stamford, CT 06905 YOB: 1966	Deputy Treasurer	Term: Indefinite Served: Since 11/16	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (July 2016 - present); Mutual Funds Controller, GE Asset Management Incorporated (April 2011 - July 2016).
DAVID LANCASTER SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1971	Assistant Treasurer	Term: Indefinite Served: Since 11/20	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (July 2017 - present); Assistant Vice President, State Street Bank and Trust Company (November 2011 - July 2017).*
RYAN HILL SSGA Funds Management, Inc. One Iron Street, Boston, MA 02210 YOB:1982	Assistant Treasurer	Term: Indefinite Served: Since 5/22	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (May 2017 - present); Assistant Vice President, State Street Bank and Trust Company (May 2014 - May 2017).
JOHN BETTENCOURT SSGA Funds Management, Inc. One Iron Street, Boston, MA 02210 YOB:1976	Assistant Treasurer	Term: Indefinite Served: Since 5/22	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (March 2020 - present); Assistant Vice President, State Street Global Advisors (June 2007 - March 2020).
BRIAN HARRIS SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1973	Chief Compliance Officer, Anti-Money Laundering Officer and Code of Ethics Compliance Officer	Term: Indefinite Served: Since 7/16	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (June 2013 - present).*
SEAN O'MALLEY SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1969	Chief Legal Officer	Term: Indefinite Served: Since 8/19	Senior Vice President and General Counsel, State Street Global Advisors (May 2022 - present); Senior Vice President and Deputy General Counsel, State Street Global Advisors (November 2013 - May 2022).
24

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL LIQUID RESERVES FUND
OTHER INFORMATION  (continued)
December 31, 2022 (Unaudited)

Name, Address and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation(s) During the Past 5 Years
DAVID BARR SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1974	Secretary	Term: Indefinite Served: Since 9/20	Vice President and Senior Counsel, State Street Global Advisors (October 2019 - present); Vice President and Counsel, Eaton Vance Corp. (October 2010 - October 2019).
DAVID URMAN SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1985	Assistant Secretary	Term: Indefinite Served: Since 8/19	Vice President and Senior Counsel, State Street Global Advisors (April 2019 - present); Vice President and Counsel, State Street Global Advisors (August 2015 - April 2019); Associate, Ropes & Gray LLP (November 2012 - August 2015).

* Served in various capacities and/or with various affiliated entities during noted time period.
Statement of Additional Information (SAI) includes additional information about the Fund's Trustees and officers and is available, without charge, upon request and by calling 1-877-521-4083.

25

Trustees
John R. Costantino
Michael F. Holland
Michael A. Jessee
Margaret McLaughlin
Ellen M. Needham
George M. Pereira
Donna M. Rapaccioli
Patrick J. Riley
Richard D. Shirk
Investment Adviser and Administrator
SSGA Funds Management, Inc.
One Iron Street
Boston, MA 02210
Custodian and Sub-Administrator
State Street Bank and Trust Company
State Street Financial Center
One Lincoln Street
Boston, MA 02111
Independent Registered Public Accounting Firm
Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116
Legal Counsel
Ropes & Gray LLP
800 Boylston Street
Boston, MA 02199
Transfer Agent
SS&C GIDS, Inc.
State Street Global Advisors
P.O. Box 219737
Kansas City, MO 64121-9737
Distributor
State Street Global Advisors Funds Distributors, LLC
One Iron Street
Boston, MA 02210
This report is for shareholder information. This is not a prospectus intended for use in the purchase or sale of shares of beneficial interest.
State Street Institutional Investment Trust
State Street Bank and Trust Company
P.O. Box 5049
Boston, MA 02206
The information contained in this report is intended for the general information of shareholders of the Fund. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Fund prospectus which contains important information concerning the Fund and the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-877-521-4083 or visiting www.ssga.com. Please read the prospectus carefully before investing in the Fund.

Annual Report
December 31, 2022
State Street Master Funds
State Street Money Market Portfolio
The information contained in this report is intended for the general information of shareholders of the Portfolio and shareholders of any fund invested in the Portfolio. Interests in the Portfolio are offered solely to eligible investors in private placement transactions that do not involve any “public offering” within the meaning of Section 4(a)(2) of the 1933 Act. This report is not authorized for distribution (i) to prospective investors in any fund invested in the Portfolio unless preceded or accompanied by a current offering document for such fund or (ii) to prospective eligible investors in the Portfolio unless preceded or accompanied by a current offering document of the Portfolio. Eligible investors in the Portfolio may obtain a current Portfolio offering document by calling 1-877-521-4083. Please read the offering document carefully before investing in the Portfolio.

The information contained in this report is intended for the general information of shareholders of the Portfolio and shareholders of any fund invested in the Portfolio. Interests in the Portfolio are offered solely to eligible investors in private placement transactions that do not involve any “public offering” within the meaning of Section 4(a)(2) of the 1933 Act. This report is not authorized for distribution (i) to prospective investors in any fund invested in the Portfolio unless preceded or accompanied by a current offering document for such fund or (ii) to prospective eligible investors in the Portfolio unless preceded or accompanied by a current offering document of the Portfolio. Eligible investors in the Portfolio may obtain a current Portfolio offering document by calling 1-877-521-4083. Please read the offering document carefully before investing in the Portfolio.

State Street Money Market Portfolio
PORTFOLIO STATISTICS (UNAUDITED)
Portfolio Composition as of December 31, 2022

% of Net Assets
Other Notes	25.7%
Financial Company Commercial Paper	21.8
Certificates Of Deposit	17.1
Asset Backed Commercial Paper	13.6
Government Agency Repurchase Agreements	10.4
Other Repurchase Agreements	5.2
Treasury Repurchase Agreements	4.2
Other Assets in Excess of Liabilities	2.0
TOTAL	100.0%
(The composition is expressed as a percentage of net assets as of the date indicated. The composition will vary over time.)
Maturity Ladder as of December 31, 2022

% of Net Assets
2 to 30 Days	57.7%
31 to 60 Days	16.1
61 to 90 Days	8.1
Over 90 Days	16.1
Total	98.0%
Average days to maturity	8
Weighted average life	36
(The maturity ladder is expressed as a percentage of net assets as of the date indicated. The composition will vary over time.)
See accompanying notes to financial statements.
1

STATE STREET MASTER FUNDS
STATE STREET MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS
December 31, 2022

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
ASSET BACKED COMMERCIAL PAPER—13.6%
Anglesea Funding LLC	4.230%	01/06/2023	01/06/2023	$ 200,000,000	$ 199,831,612
Anglesea Funding LLC	4.340%	01/04/2023	01/04/2023	100,000,000	99,939,903
Anglesea Funding LLC	4.340%	02/01/2023	02/01/2023	100,000,000	99,600,517
Antalis SA	4.030%	01/06/2023	01/06/2023	100,000,000	99,915,806
Antalis SA	4.350%	01/24/2023	01/24/2023	60,200,000	60,017,226
Barclays Bank PLC, SOFR + 0.55%(a),(b)	4.850%	01/02/2023	03/02/2023	50,000,000	50,016,932
Barton Capital SA	4.020%	01/03/2023	01/03/2023	50,000,000	49,975,967
Barton Capital SA	4.250%	01/06/2023	01/06/2023	65,000,000	64,945,274
Bennington Stark Capital Co. LLC	4.300%	01/04/2023	01/04/2023	50,000,000	49,969,952
Bennington Stark Capital Co. LLC	4.350%	01/03/2023	01/03/2023	150,000,000	149,927,899
Britannia Funding Co. LLC	4.350%	01/06/2023	01/06/2023	37,300,000	37,268,523
Chesham Finance, Ltd.	4.200%	01/06/2023	01/06/2023	125,000,000	124,894,757
Collateralized Commercial Paper FLEX Co. LLC	4.840%	03/02/2023	03/02/2023	95,000,000	94,255,733
Gotham Funding Corp.	4.020%	01/11/2023	01/11/2023	69,947,000	69,846,253
Legacy Capital Co. LLC, SOFR + 0.41%(a),(b)	4.710%	01/02/2023	02/15/2023	75,000,000	75,011,300
Legacy Capital Co. LLC, SOFR + 0.45%(a),(b)	4.750%	01/02/2023	02/21/2023	50,000,000	50,003,733
LMA-Americas LLC	3.600%	01/12/2023	01/12/2023	33,750,000	33,697,411
LMA-Americas LLC	3.600%	01/13/2023	01/13/2023	50,000,000	49,916,117
Mackinac Funding Co. LLC	4.200%	01/11/2023	01/11/2023	100,000,000	99,855,600
Versailles Commercial Paper LLC	4.870%	04/06/2023	04/06/2023	60,000,000	59,236,125
TOTAL ASSET BACKED COMMERCIAL PAPER					1,618,126,640
CERTIFICATES OF DEPOSIT—17.1%
Bank of Nova Scotia, SOFR + 0.25%(b)	4.550%	01/02/2023	02/17/2023	75,000,000	74,996,554
Barclays Bank PLC, SOFR + 0.68%(b)	4.980%	01/02/2023	05/15/2023	50,000,000	50,043,508
Canadian Imperial Bank of Commerce, SOFR + 0.25%(b)	4.550%	01/02/2023	02/14/2023	75,000,000	75,000,385
Canadian Imperial Bank of Commerce, SOFR + 0.30%(b)	4.600%	01/02/2023	01/06/2023	100,000,000	100,004,220
Citibank NA	2.670%	03/03/2023	03/03/2023	82,500,000	82,217,815
Credit Agricole Corporate & Investment Bank	4.580%	02/01/2023	02/01/2023	100,000,000	100,022,753
Credit Agricole Corporate & Investment Bank SA, SOFR + 0.49%(b)	4.790%	01/02/2023	02/03/2023	67,250,000	67,275,484
Credit Agricole Corporate & Investment Bank SA, SOFR + 0.68%(b)	4.980%	01/02/2023	05/03/2023	50,000,000	50,046,047
KBC Bank NV	4.200%	01/06/2023	01/06/2023	100,000,000	99,998,018
Lloyds Bank Corporate Markets PLC, SOFR + 0.45%(b)	4.750%	01/02/2023	04/10/2023	100,000,000	99,980,937
Mizuho Bank, Ltd., SOFR + 0.78%(b)	5.080%	01/02/2023	04/26/2023	50,000,000	50,084,960
MUFG Bank, Ltd., SOFR + 0.34%(b)	4.640%	01/02/2023	05/01/2023	100,000,000	99,989,479
MUFG Bank, Ltd., SOFR + 0.55%(b)	4.850%	01/02/2023	02/14/2023	50,000,000	50,018,288
MUFG Bank, Ltd., SOFR + 0.60%(b)	4.900%	01/02/2023	03/01/2023	65,000,000	65,023,332
MUFG Bank, Ltd., SOFR + 0.60%(b)	4.900%	01/02/2023	04/14/2023	50,000,000	50,035,144
Norinchukin Bank	4.400%	02/02/2023	02/02/2023	100,000,000	99,999,798
Norinchukin Bank, SOFR + 0.50%(b)	4.800%	01/02/2023	01/17/2023	50,000,000	50,008,413
Standard Chartered Bank, SOFR + 0.55%(b)	4.850%	01/02/2023	02/06/2023	75,250,000	75,283,090
Sumitomo Mitsui Banking Corp., SOFR + 0.40%(b)	4.700%	01/02/2023	02/07/2023	100,000,000	99,979,842
Sumitomo Mitsui Banking Corp., SOFR + 0.80%(b)	5.100%	01/02/2023	05/04/2023	75,000,000	75,116,611
Svenska Handelsbanken, SOFR + 0.45%(b)	4.750%	01/02/2023	04/04/2023	75,250,000	75,269,729
Svenska Handelsbanken, SOFR + 0.61%(b)	4.910%	01/02/2023	06/16/2023	50,000,000	50,055,081
Svenska Handelsbanken, SOFR + 0.67%(b)	4.970%	01/02/2023	04/25/2023	75,000,000	75,070,930
Swedbank AB, SOFR + 0.50%(b)	4.800%	01/02/2023	02/21/2023	63,250,000	63,269,892
Toronto-Dominion Bank	5.040%	01/02/2023	08/14/2023	50,000,000	50,097,704
Toronto-Dominion Bank, SOFR + 0.48%(b)	4.780%	01/02/2023	02/28/2023	80,000,000	80,031,373
Westpac Banking Corp., SOFR + 0.20%(b)	4.500%	01/02/2023	01/20/2023	125,000,000	125,003,960
TOTAL CERTIFICATES OF DEPOSIT					2,033,923,347
See accompanying notes to financial statements.
2

STATE STREET MASTER FUNDS
STATE STREET MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
FINANCIAL COMPANY COMMERCIAL PAPER—21.8%
Australia & New Zealand Banking Group, Ltd., SOFR + 0.36%(a),(b)	4.660%	01/02/2023	03/24/2023	$ 53,500,000	$ 53,503,656
Australia & New Zealand Banking Group, Ltd., SOFR + 0.40%(a),(b)	4.700%	01/02/2023	04/05/2023	125,000,000	125,020,201
Australia & New Zealand Banking Group, Ltd., SOFR + 0.58%(a),(b)	4.880%	01/02/2023	05/16/2023	50,000,000	50,032,919
Bank of Montreal, SOFR + 0.70%(b)	5.000%	01/02/2023	05/08/2023	53,250,000	53,310,634
Barclays Bank PLC	4.520%	02/02/2023	02/02/2023	60,000,000	59,752,310
CDP Financial, Inc., SOFR + 0.62%(a),(b)	4.920%	01/02/2023	05/05/2023	55,750,000	55,797,723
Chesham Finance, Ltd., SOFR + 0.15%(b)	4.450%	01/02/2023	02/03/2023	150,000,000	150,000,000
Commonwealth Bank of Australia, SOFR + 0.38%(a),(b)	4.680%	01/02/2023	03/07/2023	100,000,000	100,010,435
Commonwealth Bank of Australia, SOFR + 0.40%(a),(b)	4.700%	01/02/2023	04/06/2023	100,000,000	100,016,034
DBS Bank, Ltd.	4.600%	03/01/2023	03/01/2023	75,000,000	74,421,389
DBS Bank, Ltd.	4.610%	03/13/2023	03/13/2023	50,000,000	49,534,727
HSBC Bank PLC, SOFR + 0.25%(a),(b)	4.550%	01/02/2023	02/10/2023	27,000,000	27,000,473
ING US Funding LLC, SOFR + 0.52%(a),(b)	4.820%	01/02/2023	02/24/2023	59,750,000	59,768,419
Lloyds Bank PLC, SOFR + 0.50%(b)	4.800%	01/02/2023	02/13/2023	68,500,000	68,519,890
Macquarie Bank, Ltd., SOFR + 0.40%(a),(b)	4.700%	01/02/2023	02/08/2023	65,000,000	65,013,463
Macquarie Bank, Ltd., SOFR + 0.45%(a),(b)	4.750%	01/02/2023	04/06/2023	90,000,000	90,043,062
Macquarie Bank, Ltd., SOFR + 0.55%(a),(b)	4.850%	01/02/2023	06/01/2023	68,000,000	68,047,629
National Australia Bank, Ltd., SOFR + 0.38%(a),(b)	4.680%	01/02/2023	03/06/2023	100,000,000	100,010,302
National Australia Bank, Ltd., SOFR + 0.41%(a),(b)	4.710%	01/02/2023	04/06/2023	100,000,000	100,020,578
National Australia Bank, Ltd., SOFR + 0.47%(a),(b)	4.770%	01/02/2023	07/13/2023	50,000,000	50,019,818
National Bank of Canada, SOFR + 0.40%(a),(b)	4.700%	01/02/2023	03/16/2023	50,000,000	50,014,486
Oversea-Chinese Banking Corp., Ltd.	4.610%	03/09/2023	03/09/2023	75,000,000	74,327,394
Oversea-Chinese Banking Corp., Ltd., SOFR + 0.38%(a),(b)	4.680%	01/02/2023	03/07/2023	125,000,000	124,999,219
Oversea-Chinese Banking Corp., Ltd., SOFR + 0.52%(a),(b)	4.820%	01/02/2023	02/21/2023	100,000,000	100,027,566
Royal Bank of Canada, SOFR + 0.45%(a),(b)	4.750%	01/02/2023	04/03/2023	125,000,000	125,036,175
Skandinaviska Enskilda Banken AB, SOFR + 0.50%(a),(b)	4.800%	01/02/2023	02/21/2023	59,500,000	59,518,713
Toronto-Dominion Bank, SOFR + 0.50%(b)	4.800%	01/02/2023	03/29/2023	50,000,000	50,031,831
Toyota Finance Australia, Ltd.	4.070%	01/09/2023	01/09/2023	100,000,000	99,879,611
UBS AG, SOFR + 0.51%(a),(b)	4.320%	01/02/2023	02/17/2023	56,500,000	56,513,324
United Overseas Bank, Ltd.	4.250%	01/09/2023	01/09/2023	125,000,000	124,849,617
Westpac Banking Corp., SOFR + 0.50%(a),(b)	4.800%	01/02/2023	03/21/2023	55,000,000	55,021,074
Westpac Banking Corp., SOFR + 0.50%(a),(b)	4.800%	01/02/2023	03/24/2023	50,000,000	50,019,795
Westpac Banking Corp., SOFR + 0.63%(a),(b)	4.930%	01/02/2023	06/09/2023	125,000,000	125,147,544
TOTAL FINANCIAL COMPANY COMMERCIAL PAPER					2,595,230,011
OTHER NOTES—25.7%
ABN AMRO Bank NV	4.310%	01/03/2023	01/03/2023	250,000,000	250,000,000
ABN AMRO Bank NV	4.330%	01/03/2023	01/03/2023	100,000,000	100,000,000
Abu Dhabi Commercial Bank PJSC	4.300%	01/03/2023	01/03/2023	294,571,000	294,571,000
Australia & New Zealand Banking Group, Ltd.	4.320%	01/03/2023	01/03/2023	300,000,000	300,000,000
Bank of Nova Scotia	4.350%	01/03/2023	01/03/2023	175,000,000	175,000,000
Bank of Nova Scotia	4.350%	01/05/2023	01/05/2023	100,000,000	100,000,000
Banque Nationale du Canada	4.310%	01/03/2023	01/03/2023	100,000,000	100,000,000
Canadian Imperial Bank of Commerce	4.300%	01/03/2023	01/03/2023	120,000,000	120,000,000
Citibank NA	4.310%	01/03/2023	01/03/2023	300,000,000	300,000,000
KBC Bank NV	4.310%	01/03/2023	01/03/2023	200,000,000	200,000,000
Mizuho Bank, Ltd.	4.320%	01/03/2023	01/03/2023	450,000,000	450,000,000
Republic of Poland Government International Bond	4.300%	01/03/2023	01/03/2023	125,000,000	125,000,000
Royal Bank of Canada	4.320%	01/03/2023	01/03/2023	350,000,000	350,000,000
Skandinaviska Enskilda Banken AB	4.310%	01/03/2023	01/03/2023	40,000,000	40,000,000
See accompanying notes to financial statements.
3

STATE STREET MASTER FUNDS
STATE STREET MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
Toronto-Dominion Bank	4.320%	01/04/2023	01/04/2023	$ 150,000,000	$ 150,000,000
TOTAL OTHER NOTES					3,054,571,000
GOVERNMENT AGENCY REPURCHASE AGREEMENTS—10.4%
Agreement with Bank of America and Bank of New York Mellon (Tri-Party), dated 12/30/2022 (collateralized by Federal National Mortgage Associations, 2.000% – 2.500% due 08/01/2037 – 08/01/2051, valued at $88,740,000); expected proceeds $87,042,050	4.350%	01/03/2023	01/03/2023	87,000,000	87,000,000
Agreement with Bank of America and Bank of New York Mellon (Tri-Party), dated 12/30/2022 (collateralized by Government National Mortgage Associations, 3.000% – 4.500% due 06/20/2046 – 10/20/2052, valued at $147,663,360); expected proceeds $144,837,167	4.300%	01/03/2023	01/03/2023	144,768,000	144,768,000
Agreement with BNP Paribas and Bank of New York Mellon (Tri-Party), dated 12/30/2022 (collateralized by Federal Home Loan Mortgage Corporations, 5.000% – 6.000% due 08/01/2049 – 10/01/2052, Federal Home Loan Mortgage Corporation Strips, 6.500% due 06/01/2031, and Government National Mortgage Association, 0.000% due 06/20/2052, valued at $29,580,329); expected proceeds $29,013,856	4.300%	01/03/2023	01/03/2023	29,000,000	29,000,000
Agreement with Citigroup Global Markets, Inc. and Bank of New York Mellon (Tri-Party), dated 12/23/2022 (collateralized by a Corporate Bond, 3.829% due 01/13/2023, Federal National Mortgage Associations, 1.317% – 5.500% due 06/25/2050 – 12/25/2050 and Government National Mortgage Association, 4.500% due 10/16/2048, valued at $41,191,221); expected proceeds $40,467,000(c)	4.670%	01/02/2023	03/23/2023	40,000,000	40,000,000
Agreement with Citigroup Global Markets, Inc. and Bank of New York Mellon (Tri-Party), dated 12/23/2022 (collateralized by a U.S. Treasury Notes, 0.250% – 2.875% due 02/15/2025 – 06/30/2025 and Federal National Mortgage Associations, 5.375% due 01/01/2049, valued at $29,791,457); expected proceeds $29,660,411(c)	4.770%	01/02/2023	04/21/2023	29,200,000	29,200,000
Agreement with Citigroup Global Markets, Inc. and Bank of New York Mellon (Tri-Party), dated 12/23/2022 (collateralized by Federal Home Loan Mortgage Corporation, 2.500% due 05/25/2060, Federal National Mortgage Associations, 2.000% – 2.500% due 12/25/2050, and Government National Mortgage Association, 0.000% – 4.500% due 10/16/2048 – 12/20/2072, valued at $45,115,025); expected proceeds $44,490,617(c)	4.770%	01/02/2023	04/21/2023	43,800,000	43,800,000
Agreement with Credit Agricole Corporate and Investment Bank and Bank of New York Mellon (Tri-Party), dated 12/30/2022 (collateralized by Government National Mortgage Association, 2.000% due 01/20/2051, valued at $7,140,000); expected proceeds $7,003,344	4.300%	01/03/2023	01/03/2023	7,000,000	7,000,000
See accompanying notes to financial statements.
4

STATE STREET MASTER FUNDS
STATE STREET MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
Agreement with JP Morgan Securities, Inc. and Bank of New York Mellon (Tri-Party), dated 12/30/2022 (collateralized by Federal Home Loan Mortgage Corporations, 3.000% – 4.000% due 08/01/2027 – 02/01/2045, Federal Home Loan Mortgage Corporation Strip, 4.000% due 06/15/2049, Federal Home Loan Mortgage Associations, 1.500% – 7.500% due 03/01/2027 – 03/01/2061, and Government National Mortgage Associations, 3.000% – 6.500% due 06/20/2040 – 12/20/2052, valued at $880,260,000); expected proceeds $863,412,322	4.300%	01/03/2023	01/03/2023	$ 863,000,000	$ 863,000,000
TOTAL GOVERNMENT AGENCY REPURCHASE AGREEMENTS					1,243,768,000
TREASURY REPURCHASE AGREEMENTS—4.2%
Agreement with Fixed Income Clearing Corp. and Bank of New York Mellon (Tri-Party), dated 12/30/2022 (collateralized by U.S. Treasury Inflation Index Note, 0.125% due 01/15/2032, and U.S. Treasury Notes, 0.500% – 1.875% due 08/31/2027 – 02/15/2032, valued at $510,000,027); expected proceeds $500,227,778	4.300%	01/03/2023	01/03/2023	500,000,000	500,000,000
OTHER REPURCHASE AGREEMENTS—5.2%
Agreement with Bank of Nova Scotia and Bank of New York Mellon (Tri-Party), dated 04/07/2021 (collateralized by various Corporate Bonds, 0.500% – 8.375% due 05/15/2023 – 11/15/2054, valued at $110,533,087); expected proceeds $107,884,583	4.480%	01/02/2023	01/02/2023	100,000,000	100,000,000
Agreement with Barclays Capital, Inc. and Bank of New York Mellon (Tri-Party), dated 12/30/2022 (collateralized by various Corporate Bonds, 3.400% – 11.750% due 06/01/2024 – 03/01/2050, valued at $143,750,143); expected proceeds $125,977,083(c)	4.690%	01/02/2023	02/28/2023	125,000,000	125,000,000
Agreement with BNP Paribas and Bank of New York Mellon (Tri-Party), dated 12/30/2022 (collateralized by various Common Stocks, valued at $30,797,081); expected proceeds $28,013,907	4.470%	01/03/2023	01/03/2023	28,000,000	28,000,000
Agreement with Credit Agricole Corporate and Investment Bank and Bank of New York Mellon (Tri-Party), dated 12/27/2022 (collateralized by Government National Mortgage Association, 1.500% – 4.500%, due 02/20/2051 – 09/20/2052 , U.S. Treasury Notes, 2.000% – 2.375%, due 08/15/2024 – 02/15/2025, and various Corporate Bonds, 1.486% – 5.900%, due 05/02/2023 – 12/31/2042, valued at $82,453,936); expected proceeds $80,068,133	4.380%	01/03/2023	01/03/2023	80,000,000	80,000,000
Agreement with JP Morgan Securities, Inc. and Bank of New York Mellon (Tri-Party), dated 12/23/2022 (collateralized by various Common Stocks, valued at $108,000,000); expected proceeds $101,530,472(c)	4.630%	01/02/2023	04/21/2023	100,000,000	100,000,000
Agreement with JP Morgan Securities, Inc. and Bank of New York Mellon (Tri-Party), dated 12/30/2022 (collateralized by various Common Stocks, valued at $43,200,000); expected proceeds $40,612,189(c)	4.630%	01/02/2023	04/28/2023	40,000,000	40,000,000
See accompanying notes to financial statements.
5

STATE STREET MASTER FUNDS
STATE STREET MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
Agreement with TD Securities (USA) LLC and Bank of New York Mellon (Tri-Party), dated 12/30/2022 (collateralized by various Corporate Bonds, 1.322% – 7.750% due 03/15/2024 – 08/08/2062 valued at $156,072,557); expected proceeds $142,069,264	4.390%	01/03/2023	01/03/2023	$ 142,000,000	$ 142,000,000
TOTAL OTHER REPURCHASE AGREEMENTS					615,000,000
TOTAL INVESTMENTS(d) –98.0% (Cost $11,660,318,378)					11,660,618,998
Other Assets in Excess of Liabilities —2.0%					239,677,404
NET ASSETS –100.0%					$ 11,900,296,402
(a)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 16.5% of net assets as of December 31, 2022, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(b)	Variable Rate Security - Interest rate shown is rate in effect at December 31, 2022. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(c)	Illiquid security. These securities represent $378,000,000 or 3.2% of net assets as of December 31, 2022.
(d)	Also represents the cost for federal tax purposes.
SOFR	Secured Overnight Financing Rate
The following table summarizes the value of the Portfolio’s investments according to the fair value hierarchy as of December 31, 2022.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Assets:
Investments:
Asset Backed Commercial Paper	$—	$ 1,618,126,640	$—	$ 1,618,126,640
Certificates Of Deposit	—	2,033,923,347	—	2,033,923,347
Financial Company Commercial Paper	—	2,595,230,011	—	2,595,230,011
Other Notes	—	3,054,571,000	—	3,054,571,000
Government Agency Repurchase Agreements	—	1,243,768,000	—	1,243,768,000
Treasury Repurchase Agreements	—	500,000,000	—	500,000,000
Other Repurchase Agreements	—	615,000,000	—	615,000,000
Total Investments	$—	$11,660,618,998	$—	$11,660,618,998
See accompanying notes to financial statements.
6

STATE STREET MASTER FUNDS
STATE STREET MONEY MARKET PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
December 31, 2022

ASSETS
Investments in unaffiliated issuers, at value	$ 9,301,850,998
Repurchase agreements, at value	2,358,768,000
Total Investments	11,660,618,998
Cash	220,064,334
Interest receivable — unaffiliated issuers	20,686,164
Prepaid expenses and other assets	2,632
TOTAL ASSETS	11,901,372,128
LIABILITIES
Advisory and administrator fee payable	565,604
Custody, sub-administration and transfer agent fees payable	435,836
Trustees’ fees and expenses payable	637
Professional fees payable	45,321
Printing fees payable	24,269
Accrued expenses and other liabilities	4,059
TOTAL LIABILITIES	1,075,726
NET ASSETS	$11,900,296,402
COST OF INVESTMENTS:
Investments in unaffiliated issuers	$ 9,301,550,378
Repurchase agreements	2,358,768,000
Total cost of investments	$11,660,318,378
See accompanying notes to financial statements.
7

STATE STREET MASTER FUNDS
STATE STREET MONEY MARKET PORTFOLIO
STATEMENT OF OPERATIONS
For the Year Ended December 31, 2022

INVESTMENT INCOME
Interest income — unaffiliated issuers	$221,592,879
EXPENSES
Advisory and administrator fee	6,327,552
Custodian, sub-administrator and transfer agent fees	1,381,453
Trustees’ fees and expenses	95,468
Professional fees and expenses	129,589
Printing and postage fees	20,806
Insurance expense	4,671
Miscellaneous expenses	35,142
TOTAL EXPENSES	7,994,681
NET INVESTMENT INCOME (LOSS)	$213,598,198
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments — unaffiliated issuers	316,326
Net change in unrealized appreciation/depreciation on:
Investments — unaffiliated issuers	828,132
NET REALIZED AND UNREALIZED GAIN (LOSS)	1,144,458
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$214,742,656
See accompanying notes to financial statements.
8

STATE STREET MASTER FUNDS
STATE STREET MONEY MARKET PORTFOLIO
STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended 12/31/22	Year Ended 12/31/21
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ 213,598,198	$ 16,569,254
Net realized gain (loss)	316,326	328,885
Net change in unrealized appreciation/depreciation	828,132	(1,003,186)
Net increase (decrease) in net assets resulting from operations	214,742,656	15,894,953
CAPITAL TRANSACTIONS
Contributions	40,261,574,037	38,249,431,278
Withdrawals	(41,512,296,729)	(41,456,603,607)
Net increase (decrease) in net assets from capital transactions	(1,250,722,692)	(3,207,172,329)
Net increase (decrease) in net assets during the period	(1,035,980,036)	(3,191,277,376)
Net assets at beginning of period	12,936,276,438	16,127,553,814
NET ASSETS AT END OF PERIOD	$ 11,900,296,402	$ 12,936,276,438
See accompanying notes to financial statements.
9

STATE STREET MASTER FUNDS
STATE STREET MONEY MARKET PORTFOLIO
FINANCIAL HIGHLIGHTS
Selected data for a share outstanding throughout each period

	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20	Year Ended 12/31/19	Year Ended 12/31/18
Total return (a)	1.80%	0.10%	0.77%	2.38%	2.06%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$11,900,296	$12,936,276	$16,127,554	$21,626,159	$11,196,385
Ratios to average net assets:
Total expenses	0.06%	0.07%	0.07%	0.07%	0.07%
Net investment income (loss)	1.69%	0.11%	0.72%	2.29%	2.05%
(a)	Results represent past performance and are not indicative of future results.
See accompanying notes to financial statements.
10

STATE STREET MASTER FUNDS
STATE STREET MONEY MARKET PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
December 31, 2022

1.    Organization
State Street Master Funds (the “Trust”), a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (“1940 Act”), is an open-end management investment company.
As of December 31, 2022, the Trust consists of five (5) series each of which represents a separate series of beneficial interest in the Trust. The State Street Money Market Portfolio (the “Portfolio”) is authorized to issue an unlimited number of shares of beneficial interest with no par value. The financial statements herein relate only to the Portfolio.
The Portfolio operates as a floating net asset value (“NAV”) money market fund. As a floating NAV money market fund, the Portfolio (1) will utilize current market-based prices (except as otherwise generally permitted to value individual portfolio securities with remaining maturities of 60 days or less at amortized cost in accordance with Securities and Exchange Commission (“SEC”) guidance) to value its portfolio securities and transact at a floating NAV calculated to four decimal places; and (2) has adopted policies and procedures to impose liquidity fees on redemptions and/or temporary redemption gates in the event that the Portfolio’s weekly liquid assets fall below a designated threshold.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred.
2.    Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:
The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The Portfolio is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.
Security Valuation
The Portfolio's investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of the Portfolio are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board of Trustees of the Trust (the "Board"). The Committee provides oversight of the valuation of investments for the Portfolio. The Board has responsibility for overseeing the determination of the fair value of investments.
Valuation techniques used to value the Portfolio's investments by major category are as follows:
•   Government and municipal fixed income securities are generally valued using quotations from independent pricing services or brokers.
•   Debt obligations (including short-term investments) are valued using quotations from independent pricing services or brokers or are generally valued at the last reported evaluated prices.
•  Repurchase agreements are valued at the repurchase price as of valuation date.
In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.
Various inputs are used in determining the value of the Portfolio's investments.
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STATE STREET MONEY MARKET PORTFOLIO
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2022

The Portfolio values its assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.
The three levels of the fair value hierarchy are as follows:
•  Level 1 – Unadjusted quoted prices in active markets for an identical asset or liability;
•   Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and
•   Level 3 – Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.
Investment Transactions and Income Recognition
Investment transactions are accounted for on trade date for financial reporting purposes. Realized gains and losses from the sale or disposition of investments are determined using the identified cost method. Interest income is recorded daily on an accrual basis. All premiums and discounts are amortized/accreted for financial reporting purposes.
All of the net investment income and realized and unrealized gains and losses from the security transactions of the Portfolio are allocated pro rata among the partners in the Portfolio on a daily basis based on each partner’s daily ownership percentage.
Expenses
Certain expenses, which are directly identifiable to a specific Portfolio, are applied to that Portfolio within the Trust. Other expenses which cannot be attributed to a specific Portfolio are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Portfolio within the Trust.
3.    Securities and Other Investments
Repurchase Agreements
The Portfolio may enter into repurchase agreements under the terms of a Master Repurchase Agreement. A repurchase agreement customarily obligates the seller at the time it sells securities to the Portfolio to repurchase the securities at a mutually agreed upon price and time. During the term of a repurchase agreement, the value of the underlying securities held as collateral on behalf of the Portfolio including accrued interest, is required to exceed the value of the repurchase agreement, including accrued interest.
The Portfolio monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the Portfolio’s principal amount of the repurchase agreement (including accrued interest). The underlying securities are ordinarily United States Government or Government Agency securities, but may consist of other securities. The use of repurchase agreements involves certain risks including counterparty risks. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which the value of the collateral may decline.
As of December 31, 2022, the Portfolio had invested in repurchase agreements with the gross values of $2,358,768,000 and associated collateral equal to $2,454,288,223.
12

STATE STREET MASTER FUNDS
STATE STREET MONEY MARKET PORTFOLIO
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2022

4.    Fees and Transactions with Affiliates
Advisory and Administrator Fee
The Trust has entered into an investment advisory agreement with SSGA Funds Management, Inc. (the “Adviser” or “SSGA FM”), a subsidiary of State Street Corporation and an affiliate of State Street Bank and Trust Company (“State Street”), under which the Adviser directs the investments of the Portfolio in accordance with its investment objective, policies, and limitations. In compensation for the Adviser’s services as investment adviser, the Portfolio pays the Adviser a management fee at an annual rate of 0.05% of its average daily net assets. SSGA FM also serves as administrator.
Each of the Adviser and State Street Global Advisors Funds Distributors, LLC (each a “Service Provider”) also may voluntarily reduce all or a portion of its fees and/or reimburse expenses for the Portfolio to the extent necessary to maintain a certain minimum net yield, which may vary from time to time, in SSGA FM’s sole discretion (any such waiver or reimbursement of expenses by a Service Provider being referred to herein as a “Voluntary Reduction”). The Adviser may, in its sole discretion, implement the Voluntary Reduction for some series of the Trust and not others. The amount of any Voluntary Reduction may differ between such series in the Adviser's sole discretion. The business objectives of the Adviser and its affiliates and their broader relationships with certain Portfolio shareholders, Financial Intermediaries or distribution channels could give the Adviser an incentive to implement the Voluntary Reduction for some series of the Trust and not others, or to implement it to a greater degree for some series or share classes than others. Under an agreement with the Service Providers relating to the Voluntary Reduction, the Portfolio has agreed to reimburse the Service Providers for the full dollar amount of any Voluntary Reduction beginning on May 1, 2020, subject to certain limitations. Each Service Provider may, in its sole discretion, irrevocably waive receipt of any or all reimbursement amounts due from the Portfolio.
A reimbursement to the Service Provider would increase fund expenses and may negatively impact the Portfolio's yield during such period. There is no guarantee that the Voluntary Reduction will be in effect at any given time or that the Portfolio will be able to avoid a negative yield.
There were no reimbursements for the period ended December 31, 2022.
Custodian, Sub-Administrator and Transfer Agent Fees
State Street serves as the custodian, sub-administrator and transfer agent to the Portfolio. For its services as custodian, sub-administrator and transfer agent, the Portfolio pays State Street an annual fee. The fees are accrued daily and paid monthly.
Due to Custodian
In certain circumstances, the Portfolio may have cash overdrafts with the custodian due to expense payments, capital transactions, trading of securities, investment operations or derivative transactions. The Due to custodian amount if any, reflects cash overdrawn with State Street as custodian who is an affiliate of the Portfolio.
5.    Trustees’ Fees
The fees and expenses of the Trust's Trustees who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”), are paid directly by the Portfolio. The Independent Trustees are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.
6.    Income Tax Information
The Portfolio is not required to pay federal income taxes on its net investment income and net capital gains because it is treated as a partnership for federal income tax purposes. All interest, gains and losses of the Portfolio are deemed to have been “passed through” to the Portfolio’s partners in proportion to their holdings in the Portfolio, regardless of whether such items have been distributed by the Portfolio. Each partner is responsible for its tax liability based on its distributive share; therefore, no provision has been made for federal income taxes.
The Portfolio files federal and various state and local tax returns as required. No income tax returns are currently under examination. Generally, the federal returns are subject to examination by the Internal Revenue Service for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction. SSGA FM has analyzed the Portfolio’s tax positions taken on tax returns for all open years and does not believe there are any uncertain tax positions that would require recognition of a tax liability.
13

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STATE STREET MONEY MARKET PORTFOLIO
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2022

As of December 31, 2022, gross unrealized appreciation and gross unrealized depreciation of investments based on cost for federal income tax purposes were as follows:
	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
State Street Money Market Portfolio	$11,660,318,378	$1,543,276	$1,242,656	$300,620
7.    Risks
Concentration Risk
As a result of the Portfolio's ability to invest a large percentage of its assets in obligations of issuers within the same country, state, region, currency or economic sector, an adverse economic, business or political development may affect the value of the Portfolio’s investments more than if the Portfolio was more broadly diversified.
Market, Credit and Counterparty Risk
In the normal course of business, the Portfolio trades securities and enters into financial transactions where risk of potential loss exists due to changes in global economic conditions and fluctuations of the market (market risk). Additionally, the Portfolio may also be exposed to counterparty risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Portfolio has unsettled or open transactions defaults. The value of securities held by the Portfolio may decline in response to certain events, including those directly involving the companies whose securities are owned by the Portfolio; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations (credit risk).
Financial assets, which potentially expose the Portfolio to market, credit and counterparty risks, consist principally of investments and cash due from counterparties. The extent of the Portfolio’s exposure to market, credit and counterparty risks in respect to these financial assets approximates their value as recorded in the Portfolio’s Statement of Assets and Liabilities, less any collateral held by the Portfolio.
The Portfolio's investments are subject to changes in general economic conditions, general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and general market liquidity. The Portfolio is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness, such as COVID-19, or other public health issues, or other events could have a significant impact on the Portfolio and its investments.
8.    Recent Accounting Pronouncement
In March 2020, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update No. 2020-04 (“ASU 2020-04”), “Reference Rate Reform (Topic 848)”. In response to concerns about structural risks of interbank offered rates, and particularly the risk of cessation of LIBOR, regulators have undertaken reference rate reform initiatives to identify alternative reference rates that are more observable or transaction based and less susceptible to manipulation. ASU 2020-04 provides optional guidance for a limited period of time to ease the potential burden in accounting for (or recognizing the effects of) reference rate reform on financial reporting. ASU 2020-04 is elective and applies to all entities, subject to meeting certain criteria, that have contracts, hedging relationships, and other transactions that reference LIBOR or another reference rate expected to be discontinued because of reference rate reform. The relief provided is temporary and generally cannot be applied to contract modifications that occur after December 31, 2022, or hedging relationships entered into or evaluated after that date. However, the FASB has indicated that it will revisit the sunset date in Topic 848 after the LIBOR administrator makes a final decision on a phaseout date. On November 30, 2020, the LIBOR administrator proposed extending the publication of the overnight and the one-, three-, six- and 12-month USD LIBOR settings through June 30, 2023, when many existing contracts that reference LIBOR will have expired. Management is currently evaluating the impact of the guidance.
14

STATE STREET MASTER FUNDS
STATE STREET MONEY MARKET PORTFOLIO
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2022

9.    Subsequent Events
Management has evaluated the impact of all subsequent events on the Portfolio through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.
15

STATE STREET MASTER FUNDS
STATE STREET MONEY MARKET PORTFOLIO
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Owners of Beneficial Interest of State Street Money Market Portfolio and the Board of Trustees of State Street Master Funds
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of State Street Money Market Portfolio (the “Portfolio”) (one of the series constituting State Street Master Funds (the “Trust”)), including the schedule of investments, as of December 31, 2022, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Portfolio (one of the series constituting State Street Master Funds) at December 31, 2022, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Portfolio’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financials reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2022, by correspondence with the custodian, brokers and others or by other appropriate auditing procedures where replies from brokers and others were not received. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more State Street Global Advisors investment companies since 2000.
Boston, Massachusetts
February 24, 2023
16

STATE STREET MASTER FUNDS
STATE STREET MONEY MARKET PORTFOLIO
OTHER INFORMATION
December 31, 2022 (Unaudited)

Expense Example
As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs, including sales charges (loads), if applicable, on purchase payments, reinvested dividends, or other distributions and (2) ongoing costs, including advisory fees and to the extent applicable, distribution (12b-1) and/or service fees; and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from July 1, 2022 to December 31, 2022.
The table below illustrates your Portfolio’s cost in two ways:
Based on actual fund return ——This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the Portfolio's actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Portfolio. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Portfolio under the heading “Expenses Paid During Period”.
Based on hypothetical 5% return ——This section is intended to help you compare your Portfolio’s costs with those of other mutual funds. It assumes that the Portfolio had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case, because the return used is not the Portfolio’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the U.S. Securities and Exchange Commission (the “SEC”) requires all mutual funds to calculate expenses based on a 5% return. You can assess your Portfolio’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales load charges (loads). Therefore, the hypothetical 5% return section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
		Actual		Hypothetical (assuming a 5% return before expenses)
	Annualized Expense Ratio	Ending Account Value	Expenses Paid During Period(a)	Ending Account Value	Expenses Paid During Period(a)
State Street Money Market Portfolio	0.06%	$1,015.80	$0.30	$1,024.90	$0.31
(a)	Expenses are equal to the Portfolio's annualized net expense ratio multiplied by the average account value of the period, multiplied by 184, then divided by 365.
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STATE STREET MASTER FUNDS
STATE STREET MONEY MARKET PORTFOLIO
OTHER INFORMATION  (continued)
December 31, 2022 (Unaudited)

Proxy Voting Policies and Procedures and Records
The Portfolio has adopted the proxy voting policies of the Adviser. A description of the Portfolio's proxy voting policies and procedures that are used by the Portfolio's Adviser to vote proxies relating to Portfolio's portfolio of securities are available (i) without charge, upon request, by calling 1-877-521-4083 (toll free) and (ii) on the SEC's website at www.sec.gov. Information regarding how the Portfolio voted for the prior 12-month period ended June 30 is available by August 31 of each year by calling the same number and on the SEC's website, at www.sec.gov, and on the Portfolio's website at www.ssga.com.
Monthly Portfolio Schedule
The Portfolio files its monthly portfolio holdings with the SEC on Form N-MFP. The Portfolio’s Form N-MFP is available on the SEC’s website at www.sec.gov.
18

STATE STREET MASTER FUNDS
STATE STREET MONEY MARKET PORTFOLIO
OTHER INFORMATION  (continued)
December 31, 2022 (Unaudited)

TRUSTEES AND OFFICERS INFORMATION
Name, Address and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation During the Past Five Years and Relevant Experience	Number of Funds in Fund Complex Overseen by Trustee†	Other Directorships Held by Trustee During the Past Five Years
Trustees
Independent Trustees
Michael F. Holland(1) c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1944	Trustee and Co- Chairperson of the Board	Term: Indefinite Elected: 7/99	Chairman, Holland & Company L.L.C. (investment adviser) (1995 - present).	55	Director, the Holland Series Fund, Inc.; Director, The China Fund, Inc. (1992 - 2017); Director, The Taiwan Fund, Inc. (2007 - 2017); Director, Reaves Utility Income Fund, Inc.; and Director, Blackstone/GSO Loans (and Real Estate) Funds.
Patrick J. Riley c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1948	Trustee and Co- Chairperson of the Board	Term: Indefinite Elected: 1/14	Associate Justice of the Superior Court, Commonwealth of Massachusetts (2002 - May 2010); Partner, Riley, Burke & Donahue, L.L.P. (law firm) (1985 - 2002); Independent Director, State Street Global Advisors Europe Limited (investment company) (1998 - present); Independent Director, SSGA Liquidity PLC (formerly, SSGA Cash Management Fund PLC) (1998 - present); Independent Director, SSGA Fixed Income PLC (January 2009 - present); Independent Director, SSGA Qualified Funds PLC (January 2009 - 2019).	55	Board Director and Chairman, SPDR Europe I PLC Board (2011 - present); Board Director and Chairman, SPDR Europe II, PLC (2013 - present).
John R. Costantino c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1946	Trustee and Chairperson of the Qualified Legal Compliance Committee	Term: Indefinite Elected: 12/18	Senior Advisor to NGN Capital LLC (January 2020 - present); Managing General Partner, NGN Capital LLC (2006 - December 2019).	55	Director, Kleinfeld Bridal Corp. (January 2016 - present); Trustee of Neuroscience Research Institute (1986 - 2017); Trustee of Fordham University (1989 - 1995 and 2001 - 2007) and Trustee Emeritus (2007 - present); Trustee and Independent Chairperson of GE Funds (1993 - February 2011); Director, Muscular Dystrophy Association (2019 - present); Trustee of Gregorian University Foundation (1992 - 2007); Chairman of the Board of Directors, Vivaldi Biosciences Inc. (May 2017 - present); Chairman of the Supervisory Board, Vivaldi Biosciences AG. (May 2017 - present); Trustee, Gallim Dance (December 2021 - present).
Richard D. Shirk c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1945	Trustee and Chairperson of the Nominating Committee and Chairperson of the Governance Committee	Term: Indefinite Elected: 1/14	Chairman (March 2001 - April 2002), President and Chief Executive Officer (1996 - March 2001), Cerulean Companies, Inc. (holding company) (Retired); President and Chief Executive Officer, Blue Cross Blue Shield of Georgia (health insurer, managed healthcare) (1992 - March 2001).	55	Chairman and Board Member (December 2008) and Investment Committee Member (December 2008 - present), Healthcare Georgia Foundation (private foundation); Lead Director and Board Member, Amerigroup Corp. (managed health care) (September 2002 - 2012); Board Member (1999 - 2013) and Investment Committee Member (2001 - 2017), Woodruff Arts Center; Trustee, Gettysburg College (2003 - 2009); Board member, Aerocare Holdings (2003 - January 2021), Regenesis Biomedical Inc. (April 2012 - present).
Michael A. Jessee c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1946	Trustee and Chairperson of the Valuation Committee	Term: Indefinite Appointed: 7/16 Elected: 12/18	Retired; formerly, President and Chief Executive Officer of the Federal Home Loan Bank of Boston (1989 - 2009); Trustee, Randolph-Macon College (2004 - 2016).	55	None.
19

STATE STREET MASTER FUNDS
STATE STREET MONEY MARKET PORTFOLIO
OTHER INFORMATION  (continued)
December 31, 2022 (Unaudited)

Name, Address and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation During the Past Five Years and Relevant Experience	Number of Funds in Fund Complex Overseen by Trustee†	Other Directorships Held by Trustee During the Past Five Years
Donna M. Rapaccioli c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1962	Trustee and Chairperson of the Audit Committee	Term: Indefinite Elected: 12/18	Dean of the Gabelli School of Business (2007 - June 2022) and Accounting Professor (1987 - present) at Fordham University.	55	Director- Graduate Management Admissions Council (2015 - present); Trustee of Emmanuel College (2010 - 2019).
Margaret McLaughlin c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1967	Trustee	Term: Indefinite Appointed: 9/22	Consultant (since 2020) Bates Group (consultants); Consultant (2019 - 2020) Madison Dearborn Partners (private equity); General Counsel/CCO (2011 - 2019) Kramer Van Kirk Credit Strategies L.P./Mariana Systems LLC (Investment Adviser/SaaS Technology).	55	Director, Manning & Napier Fund Inc. (2021 - present).
George Pereira c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1964	Trustee	Term: Indefinite Appointed: 9/22	Chief Operating Officer (January 2011 - September 2020) and Chief Financial Officer (November 2004 - September 2020), Charles Schwab Investment Management.	55	Director, Pacific Premier Bancorp, Pacific Premier Bank (2021 - present); Director, Charles Schwab Asset Management (Ireland) Ltd., & Charles Schwab Worldwide Funds PLC. (2005 - 2020); Director, Rotaplast International, Inc. (non-profit providing free medical services to children worldwide) (2012 - 2018).
Interested Trustee(2)
Ellen M. Needham(3) SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1967	Trustee and President	Term: Indefinite Elected 12/18	Chairman, SSGA Funds Management, Inc. (March 2020 - present); President and Director, SSGA Funds Management, Inc. (2001 - present)*; Senior Managing Director, State Street Global Advisors (1992 - present)*; Manager, State Street Global Advisors Funds Distributors, LLC (May 2017 - present).	55	Board Director, SSGA SPDR ETFs Europe I PLC (May 2020 - present); Board Director, SSGA SPDR ETFs Europe II PLC (May 2020 - present).
† For the purpose of determining the number of portfolios overseen by the Trustees, “Fund Complex” comprises registered investment companies for which SSGA Funds Management, Inc. serves as investment adviser.
(1) Mr. Holland retired as a Trustee of the Trust effective December 31, 2022.
(2) The individual listed below is a Trustee who is an “interested person,” as defined in the 1940 Act, of the Trust (“Interested Trustee”).
(3) Ms. Needham is an Interested Trustee because of her employment by SSGA FM, an affiliate of the Trust.
* Served in various capacities and/or with various affiliated entities during noted time period.

20

STATE STREET MASTER FUNDS
STATE STREET MONEY MARKET PORTFOLIO
OTHER INFORMATION  (continued)
December 31, 2022 (Unaudited)

The following lists the principal officers for the Trust, as well as their mailing addresses and ages, positions with the Trust and length of time served, and present and principal occupations:

Name, Address and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation(s) During the Past 5 Years
Officers
ELLEN M. NEEDHAM SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1967	President, Trustee	Term: Indefinite Served: Since 10/12	Chairman, SSGA Funds Management, Inc. (March 2020 - present); President and Director, SSGA Funds Management, Inc. (2001 - present)*; Senior Managing Director, State Street Global Advisors (1992 - present)*; Manager, State Street Global Advisors Funds Distributors, LLC (May 2017 - present).
BRUCE S. ROSENBERG SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1961	Treasurer	Term: Indefinite Served: Since 2/16	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (July 2015 - present); Director, Credit Suisse (April 2008 - July 2015).
ANN M. CARPENTER SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1966	Vice President and Deputy Treasurer	Term: Indefinite Served: Since 10/12 Term: Indefinite Served: Since 2/16	Chief Operating Officer, SSGA Funds Management, Inc. (April 2005 - present)*; Managing Director, State Street Global Advisors (April 2005 - present).*
CHAD C. HALLETT SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1969	Deputy Treasurer	Term: Indefinite Served: Since 2/16	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (November 2014 - present).
DARLENE ANDERSON-VASQUEZ SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1968	Deputy Treasurer	Term: Indefinite Served: Since 11/16	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (May 2016 - present); Senior Vice President, John Hancock Investments (September 2007 - May 2016).
ARTHUR A. JENSEN SSGA Funds Management, Inc. 1600 Summer Street Stamford, CT 06905 YOB: 1966	Deputy Treasurer	Term: Indefinite Served: Since 9/17	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (July 2016 - present); Mutual Fund Controller, GE Asset Management Incorporated (April 2011 - July 2016).
DAVID LANCASTER SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1971	Assistant Treasurer	Term: Indefinite Served: Since 11/20	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (July 2017 - present); Assistant Vice President, State Street Bank and Trust Company (November 2011 - July 2017).*
RYAN HILL SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1982	Assistant Treasurer	Term: Indefinite Served: Since 5/22	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (May 2017 - present); Assistant Vice President, State Street Bank and Trust Company (May 2014 - May 2017).
JOHN BETTENCOURT SSGA Funds Management, Inc. One Iron Street, Boston, MA 02210 YOB:1976	Assistant Treasurer	Term: Indefinite Served: Since 5/22	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (March 2020 - present); Assistant Vice President, State Street Global Advisors (June 2007 - March 2020).
BRIAN HARRIS SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1973	Chief Compliance Officer, Anti-Money Laundering Officer and Code of Ethics Compliance Officer	Term: Indifinite Served: Since 11/13 Term: Indefinite Served: Since 9/16	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (June 2013 - present).*
SEAN O'MALLEY SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1969	Chief Legal Officer	Term: Indefinite Served: Since 8/19	Senior Vice President and General Counsel, State Street Global Advisors (May 2022 - present); Senior Vice President and Deputy General Counsel, State Street Global Advisors (November 2013 - May 2022).
21

STATE STREET MASTER FUNDS
STATE STREET MONEY MARKET PORTFOLIO
OTHER INFORMATION  (continued)
December 31, 2022 (Unaudited)

Name, Address and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation(s) During the Past 5 Years
DAVID BARR SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB:1974	Secretary	Term: Indefinite Served: Since 9/20	Vice President and Senior Counsel, State Street Global Advisors (October 2019 - present); Vice President and Counsel, Eaton Vance Corp. (October 2010 - October 2019).
DAVID URMAN SSGA Funds Management, Inc. One Iron Street Boston,MA 02210 YOB:1985	Assistant Secretary	Term: Indefinite Served: Since 8/19	Vice President and Senior Counsel, State Street Global Advisors (April 2019 - present); Vice President and Counsel, State Street Global Advisors (August 2015 - April 2019); Associate, Ropes & Gray LLP (November 2012 - August 2015).
* Served in various capacities and/or with various affiliated entities during noted time period.
The Statement of Additional Information (SAI) includes additional information about the Trust's trustees and officers and is available, without charge, upon request and by calling 1-877-521-4083.

22

Trustees
John R. Costantino
Michael F. Holland
Michael A. Jessee
Margaret McLaughlin
Ellen M. Needham
George M. Pereira
Donna M. Rapaccioli
Patrick J. Riley
Richard D. Shirk
Investment Adviser and Administrator
SSGA Funds Management, Inc.
One Iron Street
Boston, MA 02210
Custodian, Sub-Administrator and Transfer Agent
State Street Bank and Trust Company
State Street Financial Center
One Lincoln Street
Boston, MA 02111
Independent Registered Public Accounting Firm
Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116
Legal Counsel
Ropes & Gray LLP
800 Boylston Street
Boston, MA 02199
This report is for shareholder information. This is not a prospectus intended for use in the purchase or sale of shares of beneficial interest.
State Street Master Funds
State Street Bank and Trust Company
P.O. Box 5049
Boston, MA 02206
The information contained in this report is intended for the general information of shareholders of the Portfolio and shareholders of any fund invested in the Portfolio. Interests in the Portfolio are offered solely to eligible investors in private placement transactions that do not involve any “public offering” within the meaning of Section 4(a)(2) of the 1933 Act. This report is not authorized for distribution (i) to prospective investors in any fund invested in the Portfolio unless preceded or accompanied by a current offering document for such fund or (ii) to prospective eligible investors in the Portfolio unless preceded or accompanied by a current offering document of the Portfolio. Eligible investors in the Portfolio may obtain a current Portfolio offering document by calling 1-877-521-4083. Please read the offering document carefully before investing in the Portfolio.
STTMMAR1

Annual Report
December 31, 2022
State Street Institutional Investment Trust
State Street Institutional U.S. Government Money Market Fund
The information contained in this report is intended for the general information of shareholders of the Fund. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Fund prospectus which contains important information concerning the Fund and the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-877-521-4083 or visiting www.ssga.com. Please read the prospectus carefully before investing in the Fund.

The information contained in this report is intended for the general information of shareholders of the Fund. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Fund prospectus which contains important information concerning the Fund and the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-877-521-4083 or visiting www.ssga.com. Please read the prospectus carefully before investing in the Fund.

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL U.S. GOVERNMENT MONEY MARKET FUND
STATEMENT OF ASSETS AND LIABILITIES
December 31, 2022

ASSETS
Investment in corresponding affiliated Portfolio, at value and cost	$90,730,065,726
Receivable for fund shares sold	19,017,501
Receivable from Adviser	389,529
Prepaid expenses and other assets	173,509
TOTAL ASSETS	90,749,646,265
LIABILITIES
Payable for fund shares repurchased	8,181,149
Administration fees payable	3,887,033
Shareholder servicing fee payable	838,136
Distribution fees payable	142,047
Transfer agent fees payable	31,404
Registration and filing fees payable	1,199,000
Professional fees payable	79,290
Printing fees payable	148,424
Distribution payable	75,907,691
Accrued expenses and other liabilities	113,875
TOTAL LIABILITIES	90,528,049
NET ASSETS	$ 90,659,118,216
NET ASSETS CONSIST OF:
Paid-in Capital	$90,661,330,635
Total distributable earnings (loss)	(2,212,419)
NET ASSETS	$ 90,659,118,216
Administration Class
Net Assets	$ 2,250,119,189
Shares Outstanding	2,250,305,300
Net asset value, offering and redemption price per share	$ 1.00
Bancroft Capital Class
Net Assets	$ 100,202
Shares Outstanding	100,129
Net asset value, offering and redemption price per share	$ 1.00
Blaylock Van Class
Net Assets	$ 429,773,026
Shares Outstanding	429,784,025
Net asset value, offering and redemption price per share	$ 1.00
Cabrera Capital Markets Class
Net Assets	$ 175,358,976
Shares Outstanding	175,363,406
Net asset value, offering and redemption price per share	$ 1.00
Institutional Class
Net Assets	$ 3,373,374,963
Shares Outstanding	3,373,460,238
Net asset value, offering and redemption price per share	$ 1.00
Investment Class
Net Assets	$ 417,224,855
Shares Outstanding	417,241,790
Net asset value, offering and redemption price per share	$ 1.00
Investor Class
Net Assets	$ 1,762,314,171
Shares Outstanding	1,762,364,796
Net asset value, offering and redemption price per share	$ 1.00
Opportunity Class
Net Assets	$ 2,384,409,422
Shares Outstanding	2,384,471,256
Net asset value, offering and redemption price per share	$ 1.00
Premier Class
Net Assets	$75,138,139,250
Shares Outstanding	75,140,257,489
Net asset value, offering and redemption price per share	$ 1.00
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
1

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL U.S. GOVERNMENT MONEY MARKET FUND
STATEMENT OF ASSETS AND LIABILITIES  (continued)
December 31, 2022

Class G
Net Assets	$ 4,699,611,010
Shares Outstanding	4,699,742,640
Net asset value, offering and redemption price per share	$ 1.00
Select Class
Net Assets	$ 28,693,152
Shares Outstanding	28,693,911
Net asset value, offering and redemption price per share	$ 1.00
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
2

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL U.S. GOVERNMENT MONEY MARKET FUND
STATEMENT OF OPERATIONS
For the Year Ended December 31, 2022

INCOME AND EXPENSES ALLOCATED FROM AFFILIATED PORTFOLIO
Interest income allocated from affiliated Portfolio	1,724,901,318
Expenses allocated from affiliated Portfolio	(60,513,327)
TOTAL INVESTMENT INCOME (LOSS) ALLOCATED FROM AFFILIATED PORTFOLIO	1,664,387,991
EXPENSES
Administration fees
Administration Class	1,091,773
Bancroft Capital Class	157,584
Blaylock Van Class	38,275
Cabrera Capital Markets Class	4,097
Institutional Class	2,709,371
Investment Class	212,820
Investor Class	1,127,575
Opportunity Class	956,464
Premier Class	39,809,367
Class G	534,315
Select Class (a)	6,623
Shareholder servicing fees
Administration Class	4,367,092
Bancroft Capital Class	94,551
Blaylock Van Class	22,965
Cabrera Capital Markets Class	2,457
Institutional Class	1,625,623
Investment Class	1,064,100
Investor Class	1,804,119
Opportunity Class	573,878
Distribution fees
Administration Class	1,091,773
Investment Class	425,640
Custodian fees	59,762
Trustees’ fees and expenses	21,338
Transfer agent fees	66,763
Registration and filing fees	2,527,049
Professional fees and expenses	410,021
Printing and postage fees	401,058
Insurance expense	322,480
Miscellaneous expenses	385,218
TOTAL EXPENSES	61,914,151
Expenses waived/reimbursed by the Adviser	(12,868,385)
NET EXPENSES	49,045,766
NET INVESTMENT INCOME (LOSS)	$1,615,342,225
REALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments allocated from affiliated Portfolio	14,116
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$1,615,356,341
(a)	For Select Class shares data for the year ended December 31, 2022 is from 2 June, 2022 (commencement date) through December 31, 2022.
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
3

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL U.S. GOVERNMENT MONEY MARKET FUND
STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended 12/31/22	Year Ended 12/31/21
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ 1,615,342,225	$ 22,691,002
Net realized gain (loss)	14,116	75,104
Net increase (decrease) in net assets resulting from operations	1,615,356,341	22,766,106
DISTRIBUTIONS TO SHAREHOLDERS:
Administration Class	(30,403,803)	(148,512)
Bancroft Capital Class (a)	(4,593,453)	(6)
Blaylock Van Class (b)	(2,577,990)	(27)
Cabrera Capital Markets Class (c)	(316,971)	(5)
Institutional Class	(111,528,060)	(695,423)
Investment Class	(5,636,872)	(23,973)
Investor Class	(44,160,603)	(74,003)
Opportunity Class (d)	(38,011,457)	(4,076)
Premier Class	(1,301,431,265)	(20,015,146)
Class G	(78,603,361)	(1,754,811)
Select Class (e)	(372,870)	—
Total distributions to shareholders	(1,617,636,705)	(22,715,982)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Administration Class
Shares sold	29,201,648,211	26,832,484,299
Reinvestment of distributions	4,730,380	24,057
Shares redeemed	(29,186,693,061)	(27,152,850,731)
Net increase (decrease) from capital share transactions	19,685,530	(320,342,375)
Bancroft Capital Class (a)
Shares sold	400,000,000	100,000
Reinvestment of distributions	4,591,986	—
Shares redeemed	(404,591,857)	—
Net increase (decrease) from capital share transactions	129	100,000
Blaylock Van Class (b)
Shares sold	1,166,100,000	500,000
Reinvestment of distributions	1,574,438	26
Shares redeemed	(738,390,439)	—
Net increase (decrease) from capital share transactions	429,283,999	500,026
Cabrera Capital Markets Class (c)
Shares sold	186,900,000	100,000
Reinvestment of distributions	263,401	5
Shares redeemed	(11,900,000)	—
Net increase (decrease) from capital share transactions	175,263,401	100,005
Institutional Class
Shares sold	99,884,324,051	35,188,173,015
Reinvestment of distributions	38,903,259	97,709
Shares redeemed	(98,138,160,818)	(34,949,274,786)
Net increase (decrease) from capital share transactions	1,785,066,492	238,995,938
Investment Class
Shares sold	1,089,683,205	1,025,029,018
Reinvestment of distributions	249,518	2,290
Shares redeemed	(1,100,785,759)	(1,079,958,501)
Net increase (decrease) from capital share transactions	(10,853,036)	(54,927,193)
Investor Class
Shares sold	45,095,968,660	36,818,660,683
Reinvestment of distributions	30,311,679	71,781
Shares redeemed	(44,427,014,179)	(36,692,616,165)
Net increase (decrease) from capital share transactions	699,266,160	126,116,299
Opportunity Class (d)
Shares sold	30,683,571,064	492,000,000
Reinvestment of distributions	28,714,601	1,718
Shares redeemed	(28,627,816,127)	(192,000,000)
Net increase (decrease) from capital share transactions	2,084,469,538	300,001,718
Premier Class
Shares sold	1,188,891,252,940	1,174,064,504,174
Reinvestment of distributions	997,664,208	14,991,772
Shares redeemed	(1,198,758,038,671)	(1,157,675,117,100)
Net increase (decrease) from capital share transactions	(8,869,121,523)	16,404,378,846
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
4

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL U.S. GOVERNMENT MONEY MARKET FUND
STATEMENTS OF CHANGES IN NET ASSETS  (continued)

	Year Ended 12/31/22	Year Ended 12/31/21
Class G
Shares sold	$ 67,568,039,534	$ 56,547,302,653
Reinvestment of distributions	75,307,122	1,733,882
Shares redeemed	(70,123,767,467)	(55,394,100,971)
Net increase (decrease) from capital share transactions	(2,480,420,811)	1,154,935,564
Select Class (e)
Shares sold	202,068,547	—
Reinvestment of distributions	364,777	—
Shares redeemed	(173,739,413)	—
Net increase (decrease) from capital share transactions	28,693,911	—
Net increase (decrease) in net assets from beneficial interest transactions	(6,138,666,210)	17,849,858,828
Net increase (decrease) in net assets during the period	(6,140,946,574)	17,849,908,952
Net assets at beginning of period	96,800,064,790	78,950,155,838
NET ASSETS AT END OF PERIOD	$ 90,659,118,216	$ 96,800,064,790
SHARES OF BENEFICIAL INTEREST:
Administration Class
Shares sold	29,201,648,211	26,832,484,298
Reinvestment of distributions	4,730,380	24,057
Shares redeemed	(29,186,693,061)	(27,152,850,731)
Net increase (decrease) from share transactions	19,685,530	(320,342,376)
Bancroft Capital Class (a)
Shares sold	400,000,000	100,000
Reinvestment of distributions	4,591,986	—
Shares redeemed	(404,591,857)	—
Net increase (decrease) from share transactions	129	100,000
Blaylock Van Class (b)
Shares sold	1,166,100,000	500,000
Reinvestment of distributions	1,574,438	26
Shares redeemed	(738,390,439)	—
Net increase (decrease) from share transactions	429,283,999	500,026
Cabrera Capital Markets Class (c)
Shares sold	186,900,000	100,000
Reinvestment of distributions	263,401	5
Shares redeemed	(11,900,000)	—
Net increase (decrease) from share transactions	175,263,401	100,005
Institutional Class
Shares sold	99,884,324,051	35,188,173,015
Reinvestment of distributions	38,903,259	97,709
Shares redeemed	(98,138,160,818)	(34,949,274,786)
Net increase (decrease) from share transactions	1,785,066,492	238,995,938
Investment Class
Shares sold	1,089,683,205	1,025,029,020
Reinvestment of distributions	249,518	2,290
Shares redeemed	(1,100,785,759)	(1,079,958,501)
Net increase (decrease) from share transactions	(10,853,036)	(54,927,191)
Investor Class
Shares sold	45,095,968,660	36,818,660,683
Reinvestment of distributions	30,311,679	71,781
Shares redeemed	(44,427,014,179)	(36,692,616,165)
Net increase (decrease) from share transactions	699,266,160	126,116,299
Opportunity Class (d)
Shares sold	30,683,571,064	492,000,000
Reinvestment of distributions	28,714,601	1,718
Shares redeemed	(28,627,816,127)	(192,000,000)
Net increase (decrease) from share transactions	2,084,469,538	300,001,718
Premier Class
Shares sold	1,188,891,252,940	1,174,064,504,174
Reinvestment of distributions	997,664,208	14,991,772
Shares redeemed	(1,198,758,038,671)	(1,157,675,117,100)
Net increase (decrease) from share transactions	(8,869,121,523)	16,404,378,846
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
5

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL U.S. GOVERNMENT MONEY MARKET FUND
STATEMENTS OF CHANGES IN NET ASSETS  (continued)

	Year Ended 12/31/22	Year Ended 12/31/21
Class G
Shares sold	67,568,039,534	56,547,302,653
Reinvestment of distributions	75,307,122	1,733,882
Shares redeemed	(70,123,767,467)	(55,394,100,971)
Net increase (decrease) from share transactions	(2,480,420,811)	1,154,935,564
Select Class (e)
Shares sold	202,068,547	—
Reinvestment of distributions	364,777	—
Shares redeemed	(173,739,413)	—
Net increase (decrease) from share transactions	28,693,911	—

(a)	For Bancroft Capital Class shares, data for the year ended December 31, 2021 is from October 13, 2021 (commencement date) through December 31, 2021.
(b)	For Blaylock Van Class shares, data for the year ended December 31, 2021 is from October 20, 2021 (commencement date) through December 31, 2021.
(c)	For Cabrera Capital Market Class shares, data for the year ended December 31, 2021 is from October 20, 2021 (commencement date) through December 31, 2021.
(d)	For Opportunity Class shares, data for the year ended December 31, 2021 is from October 28, 2021 (commencement date) through December 31, 2021.
(e)	For Select Class shares, data for the period ended December 31, 2022 is from June 2, 2022 (commencement date) through June 30, 2022.
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
6

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL U.S. GOVERNMENT MONEY MARKET FUND
FINANCIAL HIGHLIGHTS
Selected data for a share outstanding throughout each period

	Administration Class (a)
	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20	Year Ended 12/31/19	Year Ended 12/31/18
Net asset value, beginning of period	$ 1.0000	$ 1.0000	$ 1.0000	$ 1.0000	$ 1.0000
Income (loss) from investment operations:
Net investment income (loss)	0.0139	0.0001	0.0026	0.0186	0.0150
Net realized gain (loss)	0.0000(b)	—	0.0000(b)	0.0000(b)	—
Total from investment operations	0.0139	0.0001	0.0026	0.0186	0.0150
Distributions to shareholders from:
Net investment income	(0.0139)	(0.0001)	(0.0026)	(0.0186)	(0.0150)
Net asset value, end of period	$ 1.0000	$ 1.0000	$ 1.0000	$ 1.0000	$ 1.0000
Total return (c)	1.39%	0.01%	0.26%	1.88%	1.51%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$2,250,119	$2,230,490	$2,550,831	$1,672,762	$1,686,105
Ratios to Average Net Assets:
Total expenses	0.37%	0.37%	0.37%	0.37%	0.37%
Net expenses	0.30%	0.07%	0.23%	0.37%	0.37%
Net investment income (loss)	1.39%	0.01%	0.20%	1.87%	1.47%
(a)	The per share amounts and percentages include the Fund’s proportionate share of income and expenses of the affiliated Portfolio.
(b)	Amount is less than $0.00005 per share.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
7

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL U.S. GOVERNMENT MONEY MARKET FUND
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	Bancroft Capital Class (a)
	Year Ended 12/31/22	For the Period 10/13/21*- 12/31/21
Net asset value, beginning of period	$ 1.0000	$ 1.0000
Income (loss) from investment operations:
Net investment income (loss)	0.0157	0.0001
Net realized gain (loss)	0.0000(b)	0.0000(b)
Total from investment operations	0.0157	0.0001
Distributions to shareholders from:
Net investment income	(0.0157)	(0.0001)
Net asset value, end of period	$ 1.0000	$ 1.0000
Total return (c)	1.58%	0.01%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$ 100	$ 100
Ratios to Average Net Assets:
Total expenses	0.15%	0.14%(d)
Net expenses	0.13%	0.04%(d)
Net investment income (loss)	1.46%	0.03%(d)
*	Commencement of operations.
(a)	The per share amounts and percentages include the Fund’s proportionate share of income and expenses of the affiliated Portfolio.
(b)	Amount is less than $0.00005 per share.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.
(d)	Annualized.
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
8

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL U.S. GOVERNMENT MONEY MARKET FUND
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	Blaylock Van Class (a)
	Year Ended 12/31/22	For the Period 10/20/21*- 12/31/21
Net asset value, beginning of period	$ 1.0000	$ 1.0000
Income (loss) from investment operations:
Net investment income (loss)	0.0156	0.0001
Net realized gain (loss)	0.0000(b)	0.0000(b)
Total from investment operations	0.0156	0.0001
Distributions to shareholders from:
Net investment income	(0.0156)	(0.0001)
Net asset value, end of period	$ 1.0000	$ 1.0000
Total return (c)	1.58%	0.01%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$429,773	$ 500
Ratios to Average Net Assets:
Total expenses	0.15%	0.14%(d)
Net expenses	0.15%	0.04%(d)
Net investment income (loss)	3.46%	0.03%(d)
*	Commencement of operations.
(a)	The per share amounts and percentages include the Fund’s proportionate share of income and expenses of their respective Portfolio.
(b)	Amount is less than $0.00005 per share.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.
(d)	Annualized.
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
9

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL U.S. GOVERNMENT MONEY MARKET FUND
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	Cabrera Capital Markets Class (a)
	Year Ended 12/31/22	For the Period 10/20/21*- 12/31/21
Net asset value, beginning of period	$ 1.0000	$ 1.0000
Income (loss) from investment operations:
Net investment income (loss)	0.0157	0.0001
Net realized gain (loss)	0.0000(b)	0.0000(b)
Total from investment operations	0.0157	0.0001
Distributions to shareholders from:
Net investment income	(0.0157)	(0.0001)
Net asset value, end of period	$ 1.0000	$ 1.0000
Total return (c)	1.58%	0.01%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$175,359	$ 100
Ratios to Average Net Assets:
Total expenses	0.18%	0.14%(d)
Net expenses	0.17%	0.04%(d)
Net investment income (loss)	4.32%	0.02%(d)
*	Commencement of operations.
(a)	The per share amounts and percentages include the Fund’s proportionate share of income and expenses of their respective Portfolio.
(b)	Amount is less than $0.00005 per share.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.
(d)	Annualized.
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
10

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL U.S. GOVERNMENT MONEY MARKET FUND
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	Institutional Class (a)
	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20	Year Ended 12/31/19	For the Period 1/18/18*- 12/31/18
Net asset value, beginning of period	$ 1.0000	$ 1.0000	$ 1.0000	$ 1.0000	$ 1.0000
Income (loss) from investment operations:
Net investment income (loss)	0.0156	0.0001	0.0037	0.0207	0.0170
Net realized gain (loss)	0.0000(b)	—	0.0000(b)	0.0000(b)	—
Total from investment operations	0.0156	0.0001	0.0037	0.0207	0.0170
Distributions to shareholders from:
Net investment income	(0.0156)	(0.0001)	(0.0037)	(0.0207)	(0.0170)
Net asset value, end of period	$ 1.0000	$ 1.0000	$ 1.0000	$ 1.0000	$ 1.0000
Total return (c)	1.58%	0.03%	0.37%	2.09%	1.67%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$3,373,375	$1,588,396	$1,349,398	$950,202	$639,733
Ratios to Average Net Assets:
Total expenses	0.15%	0.15%	0.15%	0.15%	0.15%(d)
Net expenses	0.14%	0.04%	0.14%	0.15%	0.15%(d)
Net investment income (loss)	2.06%	0.03%	0.42%	1.95%	1.71%(d)
*	Commencement of operations.
(a)	The per share amounts and percentages include the Fund’s proportionate share of income and expenses of the affiliated Portfolio.
(b)	Amount is less than $0.00005 per share.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.
(d)	Annualized.
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
11

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL U.S. GOVERNMENT MONEY MARKET FUND
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	Investment Class (a)
	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20	Year Ended 12/31/19	Year Ended 12/31/18
Net asset value, beginning of period	$ 1.0000	$ 1.0000	$ 1.0000	$ 1.0000	$ 1.0000
Income (loss) from investment operations:
Net investment income (loss)	0.0132	0.0001	0.0025	0.0178	0.0140
Net realized gain (loss)	0.0000(b)	—	0.0000(b)	0.0000(b)	—
Total from investment operations	0.0132	0.0001	0.0025	0.0178	0.0140
Distributions to shareholders from:
Net investment income	(0.0132)	(0.0001)	(0.0025)	(0.0178)	(0.0140)
Net asset value, end of period	$ 1.0000	$ 1.0000	$ 1.0000	$ 1.0000	$ 1.0000
Total return (c)	1.33%	0.01%	0.25%	1.79%	1.40%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$417,225	$428,088	$483,015	$517,997	$380,085
Ratios to Average Net Assets:
Total expenses	0.47%	0.47%	0.47%	0.47%	0.47%
Net expenses	0.38%	0.07%	0.27%	0.45%	0.47%
Net investment income (loss)	1.32%	0.01%	0.32%	1.76%	1.42%
(a)	The per share amounts and percentages include the Fund’s proportionate share of income and expenses of the affiliated Portfolio.
(b)	Amount is less than $0.00005 per share.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
12

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL U.S. GOVERNMENT MONEY MARKET FUND
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	Investor Class (a)
	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20	Year Ended 12/31/19	Year Ended 12/31/18
Net asset value, beginning of period	$ 1.0000	$ 1.0000	$ 1.0000	$ 1.0000	$ 1.0000
Income (loss) from investment operations:
Net investment income (loss)	0.0152	0.0001	0.0033	0.0203	0.0170
Net realized gain (loss)	0.0000(b)	—	0.0000(b)	0.0000(b)	—
Total from investment operations	0.0152	0.0001	0.0033	0.0203	0.0170
Distributions to shareholders from:
Net investment income	(0.0152)	(0.0001)	(0.0033)	(0.0203)	(0.0170)
Net asset value, end of period	$ 1.0000	$ 1.0000	$ 1.0000	$ 1.0000	$ 1.0000
Total return (c)	1.53%	0.01%	0.33%	2.05%	1.68%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$1,762,314	$1,063,097	$936,980	$726,126	$1,875,096
Ratios to Average Net Assets:
Total expenses	0.20%	0.20%	0.20%	0.20%	0.20%
Net expenses	0.18%	0.07%	0.18%	0.20%	0.20%
Net investment income (loss)	1.96%	0.01%	0.35%	2.08%	1.68%
(a)	The per share amounts and percentages include the Fund’s proportionate share of income and expenses of the affiliated Portfolio.
(b)	Amount is less than $0.00005 per share.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
13

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL U.S. GOVERNMENT MONEY MARKET FUND
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	Opportunity Class (a)
	Year Ended 12/31/22	For the Period 10/28/21*- 12/31/21
Net asset value, beginning of period	$ 1.0000	$ 1.0000
Income (loss) from investment operations:
Net investment income (loss)	0.0156	0.0001
Net realized gain (loss)	0.0000(b)	0.0000(b)
Total from investment operations	0.0156	0.0001
Distributions to shareholders from:
Net investment income	(0.0156)	(0.0001)
Net asset value, end of period	$ 1.0000	$ 1.0000
Total return (c)	1.58%	0.00%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$2,384,409	$300,002
Ratios to Average Net Assets:
Total expenses	0.15%	0.15%(d)
Net expenses	0.14%	0.04%(d)
Net investment income (loss)	2.00%	0.03%(d)
*	Commencement of operations.
(a)	The per share amounts and percentages include the Fund’s proportionate share of income and expenses of their respective Portfolio.
(b)	Amount is less than $0.00005 per share.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.
(d)	Annualized.
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
14

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL U.S. GOVERNMENT MONEY MARKET FUND
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	Premier Class (a)
	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20	Year Ended 12/31/19	Year Ended 12/31/18
Net asset value, beginning of period	$ 1.0000	$ 1.0000	$ 1.0000	$ 1.0000	$ 1.0000
Income (loss) from investment operations:
Net investment income (loss)	0.0159	0.0001	0.0039	0.0211	0.0170
Net realized gain (loss)	0.0000(b)	—	0.0000(b)	0.0000(b)	—
Total from investment operations	0.0159	0.0001	0.0039	0.0211	0.0170
Distributions to shareholders from:
Net investment income	(0.0159)	(0.0001)	(0.0039)	(0.0211)	(0.0170)
Net asset value, end of period	$ 1.0000	$ 1.0000	$ 1.0000	$ 1.0000	$ 1.0000
Total return (c)	1.60%	0.03%	0.39%	2.13%	1.76%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$75,138,139	$84,009,144	$67,604,723	$52,826,660	$32,939,927
Ratios to Average Net Assets:
Total expenses	0.12%	0.12%	0.12%	0.12%	0.12%
Net expenses	0.10%	0.05%	0.12%	0.12%	0.12%
Net investment income (loss)	1.63%	0.03%	0.33%	2.08%	1.74%
(a)	The per share amounts and percentages include the Fund’s proportionate share of income and expenses of the affiliated Portfolio.
(b)	Amount is less than $0.00005 per share.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
15

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL U.S. GOVERNMENT MONEY MARKET FUND
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	Class G (a)
	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20	Year Ended 12/31/19	Year Ended 12/31/18
Net asset value, beginning of period	$ 1.0000	$ 1.0000	$ 1.0000	$ 1.0000	$ 1.0000
Income (loss) from investment operations:
Net investment income (loss)	0.0162	0.0001	0.0043	0.0215	0.0180
Net realized gain (loss)	0.0000(b)	—	0.0000(b)	0.0000(b)	—
Total from investment operations	0.0162	0.0001	0.0043	0.0215	0.0180
Distributions to shareholders from:
Net investment income	(0.0162)	(0.0001)	(0.0043)	(0.0215)	(0.0180)
Net asset value, end of period	$ 1.0000	$ 1.0000	$ 1.0000	$ 1.0000	$ 1.0000
Total return (c)	1.63%	0.03%	0.43%	2.17%	1.80%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$4,699,611	$7,180,149	$6,025,209	$3,607,164	$3,065,834
Ratios to Average Net Assets:
Total expenses	0.08%	0.08%	0.08%	0.08%	0.08%
Net expenses	0.07%	0.05%	0.08%	0.08%	0.08%
Net investment income (loss)	1.47%	0.03%	0.37%	2.12%	1.74%
(a)	The per share amounts and percentages include the Fund’s proportionate share of income and expenses of the affiliated Portfolio.
(b)	Amount is less than $0.00005 per share.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
16

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL U.S. GOVERNMENT MONEY MARKET FUND
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

Select Class (a)
For the Period 6/2/22*- 12/31/22
Net asset value, beginning of period	$ 1.0000
Income (loss) from investment operations:
Net investment income (loss)	0.0152
Net realized gain (loss)	—
Total from investment operations	0.0152
Distributions to shareholders from:
Net investment income	(0.0152)
Net asset value, end of period	$ 1.0000
Total return (b)	1.62%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$ 28,693
Ratios to Average Net Assets:
Total expenses	0.12%(c)
Net expenses	0.08%(c)
Net investment income (loss)	2.86%(c)
*	Commencement of operations.
(a)	The per share amounts and percentages include the Fund’s proportionate share of income and expenses of the affiliated Portfolio.
(b)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.
(c)	Annualized.
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
17

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL U.S. GOVERNMENT MONEY MARKET FUND
NOTES TO FINANCIAL STATEMENTS
December 31, 2022

1.    Organization
State Street Institutional Investment Trust (the “Trust”), a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (“1940 Act”), is an open-end management investment company.
As of December 31, 2022, the Trust consists of twenty-nine (29) series (and corresponding classes, each of which have the same rights and privileges, including voting rights), each of which represents a separate series of beneficial interest in the Trust. The Declaration of Trust permits the Board of Trustees of the Trust (the “Board" and each member thereof, a "Trustee") to authorize the issuance of an unlimited number of shares of beneficial interest with no par value. The financial statements herein relate only to the following series (the “Fund”):
Fund	Classes	Commencement of Operations	Diversification Classification
State Street Institutional U.S. Government Money Market Fund	Administration Class Bancroft Capital Class Blaylock Van Class Cabrera Capital Markets Class Class G Investment Class Investor Class Institutional Class Opportunity Class Premier Class Select Class	August 23, 2016 October 13, 2021 October 20, 2021 October 20, 2021 October 5, 2014 October 17, 2007 March 21, 2016 January 18, 2018 October 28, 2021 October 25, 2007 June 2, 2022	Diversified
The Fund is part of a master-feeder structure and invests substantially all of its assets in the State Street U.S. Government Money Market Portfolio (the “Portfolio”), a separate series of State Street Master Funds. The value of the Fund’s investment in the Portfolio reflects the Fund’s proportionate interest in the net assets of the Portfolio (99.34% at December 31, 2022). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including its Schedule of Investments, are attached to this report and should be read in conjunction with the Fund’s financial statements.
The Fund operates as a “government money market fund” within the meaning of Rule 2a-7 under the 1940 Act to comply with the amendments to Rule 2a-7 that became effective on October 14, 2016. The Fund is not currently subject to liquidity fees or temporary suspensions of redemptions due to declines in the Fund's weekly liquid assets.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred.
2.    Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:
The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.
Security Valuation
The Fund records its investments in its Portfolio at value (net asset value) each business day. The valuation policy of the Portfolio is discussed in Note 2 of the Portfolio’s Notes to Financial Statements, which are attached to this report.
18

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL U.S. GOVERNMENT MONEY MARKET FUND
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2022

The investments of the Portfolio are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board. The Committee provides oversight of the valuation of investments for the Portfolio. The Board has responsibility for overseeing the determination of the fair value of investments.
The Portfolio’s securities are recorded on the basis of amortized cost which approximates fair value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.
The summary of the inputs used for the Portfolio, as of December 31, 2022, in valuing the Portfolio’s securities carried at fair value are discussed in Note 2 of the Portfolio’s Notes to Financial Statements, which are attached to this report.
Investment Transactions and Income Recognition
Investment transactions are accounted for on the trade date for financial reporting purposes. Realized gains and losses from security transactions consist of the Fund’s pro-rata share of its Portfolio’s realized gains and losses. Net investment income consists of the Fund’s pro-rata share of the net investment income of its Portfolio less expenses of the Fund.
Expenses
Certain expenses, which are directly identifiable to a specific Fund, are applied to that Fund within the Trust. Other expenses which cannot be attributed to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Funds within the Trust. The Fund is allocated a pro-rata share of the expense of its Portfolio. Class specific expenses are borne by each class.
Distributions
Distributions from net investment income, if any, are declared daily and are payable as of the last business day of each month. Net realized capital gains, if any, are distributed annually, unless additional distributions are required for compliance with applicable tax regulations. The amount and character of income and capital gains to be distributed are determined in accordance with applicable tax regulations which may differ from net investment income and realized gains recognized for U.S. GAAP purposes.
3.    Fees and Transactions with Affiliates
Advisory Fee
The Fund pays no advisory fee directly to SSGA Funds Management, Inc. (the “Adviser” or “SSGA FM”), for so long as assets of the Fund are invested in the Portfolio. The Portfolio retained SSGA FM, a subsidiary of State Street Corporation and an affiliate of State Street Bank and Trust Company (“State Street”), as its investment adviser. The Portfolio has entered into an investment advisory agreement with the Adviser, under which the Adviser directs the investments of the Portfolio in accordance with its investment objectives, policies, and limitations. In compensation for the Adviser’s services as investment adviser, the Portfolio pays the Adviser a management fee at an annual rate of 0.05% of its average daily net assets.
The Adviser is contractually obligated until April 30, 2023 to waive up to the full amount of the advisory fee payable by the Fund and/or to reimburse the Fund for expenses to the extent that Total Annual Fund Operating Expenses (exclusive of non-recurring account fees, interest, taxes, extraordinary expenses, acquired fund fees, any class-specific expenses such as distribution, shareholder servicing, administration and sub-transfer agency fees) exceed 0.07% of average daily net assets on an annual basis (the “Total Annual Fund Operating Expense Waiver”). This waiver and/or reimbursement may not be terminated prior to April 30, 2023 except with approval of the Board. For the year ended December 31, 2022, the Adviser contractually waived fees in the amount of $2,760,477.
In addition to the contractual expense limitation for the Fund, each of the Adviser and State Street Global Advisors Funds Distributors, LLC (each a “Service Provider”) also may voluntarily reduce all or a portion of its fees and/or reimburse expenses for the Fund or a share class to the extent necessary to maintain a certain minimum net yield, which may vary from time to time and from share class to share class within the Fund, in SSGA FM’s sole discretion (any such waiver or reimbursement of expenses being referred to herein as a “Voluntary Reduction”). The Adviser may, in its sole discretion, implement the Voluntary Reduction for some series of the Trust, or some
19

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL U.S. GOVERNMENT MONEY MARKET FUND
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2022

share classes of a series, and not others. The amount of any Voluntary Reduction may differ between such series and share classes in the Adviser's sole discretion. The business objectives of the Adviser and its affiliates and their broader relationships with certain Fund shareholders, Financial Intermediaries or distribution channels could give the Adviser an incentive to implement the Voluntary Reduction for some series of the Trust or share classes and not others, or to implement it to a greater degree for some series or share classes than others. Under an agreement with the Service Providers relating to the Voluntary Reduction, the Fund and the Portfolio have agreed to reimburse the Service Providers for the full dollar amount of any Voluntary Reduction beginning on May 1, 2020, subject to certain limitations. Each Service Provider may, in its sole discretion, irrevocably waive receipt of any or all reimbursement amounts due from the Fund.
A reimbursement to the Service Provider would increase fund expenses and may negatively impact the Fund’s yield during such period. There is no guarantee that the Voluntary Reduction will be in effect at any given time or that the Fund will be able to avoid a negative yield. The Fund has agreed, subject to certain limitations, to reimburse the applicable Service Provider for the full dollar amount of any Voluntary Reduction incurred after May 1, 2020. Any such future reimbursement of an applicable Service Provider may result in the total annual operating expenses with respect to a share class of the Fund exceeding the amount of the expense cap under the contractual expense limitation agreement because the expense is not covered by the agreement.
Fees reduced or expenses reimbursed by the Service Providers in connection with the Voluntary Reduction for the year ended December 31, 2022 were $10,107,908.
As of December 31, 2022, SSGA FM has not recouped any expenses from the Fund. Waived/reduced fees subject to potential recovery by year of expiration are as follows:
Expiration Date	Amount
12/31/2023	$ 4,506,387
12/31/2024	$61,082,619
12/31/2025	$10,107,908
Administrator, Sub-Administrator and Custodian Fees
SSGA FM serves as administrator and State Street serves as custodian and sub-administrator. For its administrative services, each share class of the Fund, except class G shares, pays a fee at an annual rate of 0.05% of its average daily net assets to SSGA FM. Class G shares pay a fee at an annual rate of 0.01% of the average daily net assets of such class to SSGA FM. The fees are accrued daily and paid monthly.
The Fund pays State Street an annual fee for custody services for the Fund. SSGA FM pays an annual fee to State Street for sub-administration services provided for the Fund.
Distribution Fees
State Street Global Advisors Funds Distributors, LLC (“SSGA FD” or the “Distributor”), an affiliate of the Adviser, serves as the Distributor of the Fund.
The Fund has adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act, under which the Fund may compensate the Distributor (or others) for services in connection with the distribution of the Fund’s shares and for services provided to Fund shareholders (the “Plan”). The Plan calls for payments at an annual rate (based on average daily net assets) of 0.05% and 0.10% of the Fund’s net assets attributable to its Administration Class shares and Investment Class shares, respectively. In addition to payments under the Plan, the Fund may reimburse the Distributor or its affiliates for payments it makes to financial intermediaries that provide certain administrative, recordkeeping, and account maintenance services. The amount of the reimbursement and the manner in which it is calculated are reviewed by the Trustees periodically.
During the year ended December 31, 2022, the Fund's Administration Class shares and Investment Class shares paid $1,091,773 and $425,640, respectively, to SSGA FD under the Plan.
Under the Fund’s Shareholder Servicing Plan (and other shareholder servicing arrangements), the Fund compensates financial intermediaries for providing certain services to shareholders and for maintaining shareholder accounts. The Fund's Administration Class shares, Bancroft Capital Class shares, Blaylock Van Class shares, Cabrera Capital Markets Class shares, Institutional Class shares, Investment Class shares, Investor Class shares and Opportunity Class shares made payments for these services at an annual rate up to 0.20%, 0.03%, 0.03%, 0.03%, 0.03%, 0.25%, 0.08% and 0.03%, respectively, of the eligible average daily net assets of the
20

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL U.S. GOVERNMENT MONEY MARKET FUND
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2022

Administration Class shares, Bancroft Capital Class shares, Blaylock Van Class shares, Cabrera Capital Markets Class shares, Institutional Class shares, Investment Class shares, Investor Class shares and Opportunity Class shares, respectively. During the year ended December 31, 2022, the Fund’s Administration Class shares, Bancroft Capital Class shares, Blaylock Van Class shares, Cabrera Capital Markets Class shares, Institutional Class shares, Investment Class shares, Investor Class shares and Opportunity Class shares paid SSGA FD $4,367,092, $94,551, $22,965, $2,457, $1,625,623, $1,064,100, $1,804,119 and $573,878, respectively, for these services which SSGA FD subsequently paid in part to financial intermediaries.
4.    Trustees’ Fees
The fees and expenses of the Trustees who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”), are paid directly by the Fund. The Independent Trustees are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.
5.    Income Tax Information
The Fund has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. The Fund will not be subject to federal income taxes to the extent it distributes its taxable income, including any net realized capital gains, for each fiscal year. Therefore, no provision for federal income tax is required.
The Fund files federal and various state and local tax returns as required. No income tax returns are currently under examination. Generally, the federal returns are subject to examination by the Internal Revenue Service for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction. SSGA FM has analyzed the Fund’s tax positions taken on tax returns for all open years and does not believe there are any uncertain tax positions that would require recognition of a tax liability.
Distributions to shareholders are recorded on ex-dividend date. Income dividends and gain distributions are determined in accordance with income tax rules and regulations, which may differ from generally accepted accounting principles.
Certain capital accounts in the financial statements have been adjusted for permanent book-tax differences. These adjustments have no impact on net asset values or results of operations. Temporary book-tax differences will reverse in the future.
The tax character of distributions paid during the year ended December 31, 2022, was as follows:
	Ordinary Income	Long-Term Capital Gains	Total
State Street Institutional U.S. Government Money Market Fund	$1,617,622,589	$14,116	$1,617,636,705
The tax character of distributions paid during the year ended December 31, 2021, was as follows:
	Ordinary Income	Long-Term Capital Gains	Total
State Street Institutional U.S. Government Money Market Fund	$ 22,715,982	$ —	$ 22,715,982
At December 31, 2022, the components of distributable earnings on a tax basis were as follows:
	Undistributed Ordinary Income	Capital Loss Carryforwards	Undistributed Long-Term Capital Gains	Net Unrealized Gains (Losses)	Total
State Street Institutional U.S. Government Money Market Fund	$(2,212,419)	$—	$—	$—	$(2,212,419)
As of December 31, 2022, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.
21

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL U.S. GOVERNMENT MONEY MARKET FUND
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2022

6.    Risks
Concentration Risk
As a result of the Portfolio's ability to invest a large percentage of its assets in obligations of issuers within the same country, state, region, currency or economic sector, an adverse economic, business or political development may affect the value of the Portfolio’s investments more than if the Portfolio was more broadly diversified.
Market, Credit and Counterparty Risk
In the normal course of business, the Fund trades securities and enters into financial transactions where risk of potential loss exists due to changes in global economic conditions and fluctuations of the market (market risk). Additionally, the Fund may also be exposed to counterparty risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults. The value of securities held by the Fund may decline in response to certain events, including those directly involving the companies whose securities are owned by the Fund; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations (credit risk).
Financial assets, which potentially expose the Fund to market, credit and counterparty risks, consist principally of investments and cash due from counterparties. The extent of the Fund’s exposure to market, credit and counterparty risks in respect to these financial assets approximates their value as recorded in the Fund’s Statement of Assets and Liabilities, less any collateral held by the Fund.
The Fund's investments are subject to changes in general economic conditions, general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and general market liquidity. The Fund is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness, such as COVID-19, or other public health issues, or other events could have a significant impact on the Fund and its investments.
7.    Recent Accounting Pronouncement
In March 2020, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update No. 2020-04 (“ASU 2020-04”), “Reference Rate Reform (Topic 848)”. In response to concerns about structural risks of interbank offered rates, and particularly the risk of cessation of LIBOR, regulators have undertaken reference rate reform initiatives to identify alternative reference rates that are more observable or transaction based and less susceptible to manipulation. ASU 2020-04 provides optional guidance for a limited period of time to ease the potential burden in accounting for (or recognizing the effects of) reference rate reform on financial reporting. ASU 2020-04 is elective and applies to all entities, subject to meeting certain criteria, that have contracts, hedging relationships, and other transactions that reference LIBOR or another reference rate expected to be discontinued because of reference rate reform. The relief provided is temporary and generally cannot be applied to contract modifications that occur after December 31, 2022, or hedging relationships entered into or evaluated after that date. However, the FASB has indicated that it will revisit the sunset date in Topic 848 after the LIBOR administrator makes a final decision on a phaseout date. On November 30, 2020, the LIBOR administrator proposed extending the publication of the overnight and the one-, three-, six- and 12-month USD LIBOR settings through June 30, 2023, when many existing contracts that reference LIBOR will have expired. Management is currently evaluating the impact of the guidance.
8.    Subsequent Events
Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.
22

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL U.S. GOVERNMENT MONEY MARKET FUND
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of State Street Institutional U.S. Government Money Market Fund and the Board of Trustees of State Street Institutional Investment Trust
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of State Street Institutional U.S. Government Money Market Fund (the “Fund”) (one of the series constituting State Street Institutional Investment Trust (the “Trust”)), as of December 31, 2022, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the series constituting State Street Institutional Investment Trust) at December 31, 2022, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more State Street Global Advisors investment companies since 2000.
Boston, Massachusetts
February 24, 2023
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STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL U.S. GOVERNMENT MONEY MARKET FUND
OTHER INFORMATION
December 31, 2022 (Unaudited)

Expense Example
As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), if applicable, on purchase payments, reinvested dividends, or other distributions and (2) ongoing costs, including advisory fees and to the extent applicable, distribution (12b-1) and/or service fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from July 1, 2022 to December 31, 2022.
The table below illustrates your Fund's cost in two ways:
Based on actual fund return ——This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from each Fund's actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Fund under the heading “Expenses Paid During Period”.
Based on hypothetical 5% return ——This section is intended to help you compare your Fund's costs with those of other mutual funds. It assumes that the Fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case, because the return used is not the Fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the U.S. Securities and Exchange Commission (the “SEC”) requires all mutual funds to calculate expenses based on a 5% return. You can assess your Fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales load charges (loads). Therefore, the hypothetical 5% return section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
		Actual		Hypothetical (assuming a 5% return before expenses)
	Annualized Expense Ratio	Ending Account Value	Expenses Paid During Period(a)	Ending Account Value	Expenses Paid During Period(a)
State Street Institutional U.S. Government Money Market Fund
Administration Class	0.37%	$1,012.80	$1.88	$1,023.30	$1.89
Bancroft Capital Class	0.15	1,014.00	0.76	1,024.40	0.77
Blaylock Van Class	0.15	1,014.00	0.76	1,024.40	0.77
Cabrera Capital Markets Class	0.17	1,014.00	0.86	1,024.30	0.87
Institutional Class	0.15	1,014.00	0.76	1,024.40	0.77
Investment Class	0.47	1,012.30	2.38	1,022.80	2.40
Investor Class	0.20	1,013.70	1.02	1,024.20	1.02
Opportunity Class	0.15	1,014.00	0.76	1,024.40	0.77
Premier Class	0.12	1,014.10	0.61	1,024.60	0.61
Class G	0.08	1,014.30	0.41	1,024.80	0.41
Select Class	0.08	1,014.30	0.41	1,024.80	0.41
(a)	Expenses are equal to the Fund’s annualized net expense ratio, which includes the Fund’s proportionate share of the expenses of the Portfolio, multiplied by the average account value of the period, multiplied by 184, then divided by 365.
24

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL U.S. GOVERNMENT MONEY MARKET FUND
OTHER INFORMATION  (continued)
December 31, 2022 (Unaudited)

Tax Information
For federal income tax purposes, the following information is furnished with respect to the distributions of the Trust for its fiscal year ended December 31, 2022.
Qualified Interest Income
The Fund reports the maximum amount allowable of its net taxable income and short-term capital gain as qualified interest income.
Proxy Voting Policies and Procedures and Records
The Fund has adopted the proxy voting policies of the Adviser. A description of the Fund's proxy voting policies and procedures that are used by the Fund's Adviser to vote proxies relating to Fund's portfolio of securities are available (i) without charge, upon request, by calling 1-866-787-2257 (toll free) and (ii) on the SEC’s website at www.sec.gov. Information regarding how the Fund voted for the prior 12-month period ended June 30 is available by August 31 of each year by calling the same number and on the SEC’s website, at www.sec.gov, and on the Fund's website at www.ssga.com.
Monthly Portfolio Schedule
The Fund files its monthly portfolio holdings with the SEC on Form N-MFP. The Fund’s Form N-MFP is available on the SEC’s website at www.sec.gov.
25

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL U.S. GOVERNMENT MONEY MARKET FUND
OTHER INFORMATION  (continued)
December 31, 2022 (Unaudited)

TRUSTEES AND OFFICERS INFORMATION
Name, Address and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation During the Past Five Years and Relevant Experience	Number of Funds in Fund Complex Overseen by Trustee†	Other Directorships Held by Trustee During the Past Five Years
Trustees
Independent Trustees
Michael F. Holland(1) c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1944	Trustee and Co- Chairperson of the Board	Term: Indefinite Elected: 7/99	Chairman, Holland & Company L.L.C. (investment adviser) (1995 - present).	55	Director, the Holland Series Fund, Inc.; Director, The China Fund, Inc. (1992 - 2017); Director, The Taiwan Fund, Inc. (2007 - 2017); Director, Reaves Utility Income Fund, Inc.; and Director, Blackstone/GSO Loans (and Real Estate) Funds.
Patrick J. Riley c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1948	Trustee and Co- Chairperson of the Board	Term: Indefinite Elected: 1/14	Associate Justice of the Superior Court, Commonwealth of Massachusetts (2002 - May 2010); Partner, Riley, Burke & Donahue, L.L.P. (law firm) (1985 - 2002); Independent Director, State Street Global Advisors Europe Limited (investment company) (1998 - present); Independent Director, SSGA Liquidity PLC (formerly, SSGA Cash Management Fund PLC) (1998 - present); Independent Director, SSGA Fixed Income PLC (January 2009 - present); Independent Director, SSGA Qualified Funds PLC (January 2009 - 2019).	55	Board Director and Chairman, SPDR Europe I PLC Board (2011 - present); Board Director and Chairman, SPDR Europe II, PLC (2013 - present).
John R. Costantino c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1946	Trustee and Chairperson of the Qualified Legal Compliance Committee	Term: Indefinite Elected: 12/18	Senior Advisor to NGN Capital LLC (January 2020 - present); Managing General Partner, NGN Capital LLC (2006 - December 2019).	55	Director, Kleinfeld Bridal Corp. (January 2016 - present); Trustee of Neuroscience Research Institute (1986 - 2017); Trustee of Fordham University (1989 - 1995 and 2001 - 2007) and Trustee Emeritus (2007 - present); Trustee and Independent Chairperson of GE Funds (1993 - February 2011); Director, Muscular Dystrophy Association (2019 - present); Trustee of Gregorian University Foundation (1992 - 2007); Chairman of the Board of Directors, Vivaldi Biosciences Inc. (May 2017 - present); Chairman of the Supervisory Board, Vivaldi Biosciences AG. (May 2017 - present); Trustee, Gallim Dance (December 2021 - present).
Richard D. Shirk c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1945	Trustee and Chairperson of the Nominating Committee and Chairperson of the Governance Committee	Term: Indefinite Elected: 1/14	Chairman (March 2001 - April 2002), President and Chief Executive Officer (1996 - March 2001), Cerulean Companies, Inc. (holding company) (Retired); President and Chief Executive Officer, Blue Cross Blue Shield of Georgia (health insurer, managed healthcare) (1992 - March 2001).	55	Chairman and Board Member (December 2008) and Investment Committee Member (December 2008 - present), Healthcare Georgia Foundation (private foundation); Lead Director and Board Member, Amerigroup Corp. (managed health care) (September 2002 - 2012); Board Member (1999 - 2013) and Investment Committee Member (2001 - 2017), Woodruff Arts Center; Trustee, Gettysburg College (2003 - 2009); Board member, Aerocare Holdings (2003 - January 2021), Regenesis Biomedical Inc. (April 2012 - present).
Michael A. Jessee c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1946	Trustee and Chairperson of the Valuation Committee	Term: Indefinite Appointed: 7/16 Elected: 12/18	Retired; formerly, President and Chief Executive Officer of the Federal Home Loan Bank of Boston (1989 - 2009); Trustee, Randolph-Macon College (2004 - 2016).	55	None.
26

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL U.S. GOVERNMENT MONEY MARKET FUND
OTHER INFORMATION  (continued)
December 31, 2022 (Unaudited)

Name, Address and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation During the Past Five Years and Relevant Experience	Number of Funds in Fund Complex Overseen by Trustee†	Other Directorships Held by Trustee During the Past Five Years
Donna M. Rapaccioli c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1962	Trustee and Chairperson of the Audit Committee	Term: Indefinite Elected: 12/18	Dean of the Gabelli School of Business (2007 - June 2022) and Accounting Professor (1987 - present) at Fordham University.	55	Director- Graduate Management Admissions Council (2015 - present); Trustee of Emmanuel College (2010 - 2019).
Margaret McLaughlin c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1967	Trustee	Term: Indefinite Appointed: 9/22	Consultant (since 2020) Bates Group (consultants); Consultant (2019 - 2020) Madison Dearborn Partners (private equity); General Counsel/CCO (2011 - 2019) Kramer Van Kirk Credit Strategies L.P./Mariana Systems LLC (Investment Adviser/SaaS Technology).	55	Director, Manning & Napier Fund Inc. (2021 - present).
George Pereira c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1964	Trustee	Term: Indefinite Appointed: 9/22	Chief Operating Officer (January 2011 - September 2020) and Chief Financial Officer (November 2004 - September 2020), Charles Schwab Investment Management.	55	Director, Pacific Premier Bancorp, Pacific Premier Bank (2021 - present); Director, Charles Schwab Asset Management (Ireland) Ltd., & Charles Schwab Worldwide Funds PLC. (2005 - 2020); Director, Rotaplast International, Inc. (non-profit providing free medical services to children worldwide) (2012 - 2018).
Interested Trustee(2)
Ellen M. Needham(3) SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1967	Trustee and President	Term: Indefinite Elected 12/18	Chairman, SSGA Funds Management, Inc. (March 2020 - present); President and Director, SSGA Funds Management, Inc. (2001 - present)*; Senior Managing Director, State Street Global Advisors (1992 - present)*; Manager, State Street Global Advisors Funds Distributors, LLC (May 2017 - present).	55	Board Director, SSGA SPDR ETFs Europe I PLC (May 2020 - present); Board Director, SSGA SPDR ETFs Europe II PLC (May 2020 - present).
† For the purpose of determining the number of portfolios overseen by the Trustees, “Fund Complex” comprises registered investment companies for which SSGA Funds Management, Inc. serves as investment adviser.
(1) Mr. Holland retired as a Trustee of the Trust effective December 31, 2022.
(2) The individual listed below is a Trustee who is an “interested person,” as defined in the 1940 Act, of the Trust (“Interested Trustee”).
(3) Ms. Needham is an Interested Trustee because of her employment by SSGA FM, an affiliate of the Trust.
* Served in various capacities and/or with various affiliated entities during noted time period.

27

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STATE STREET INSTITUTIONAL U.S. GOVERNMENT MONEY MARKET FUND
OTHER INFORMATION  (continued)
December 31, 2022 (Unaudited)

The following lists the principal officers for the Trust, as well as their mailing addresses and ages, positions with the Trust and length of time served, and present and principal occupations:

Name, Address and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation(s) During the Past 5 Years
Officers
ELLEN M. NEEDHAM SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1967	President, Trustee	Term: Indefinite Served: Since 10/12	Chairman, SSGA Funds Management, Inc. (March 2020 - present); President and Director, SSGA Funds Management, Inc. (2001 - present)*; Senior Managing Director, State Street Global Advisors (1992 - present)*; Manager, State Street Global Advisors Funds Distributors, LLC (May 2017 - present).
BRUCE S. ROSENBERG SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1961	Treasurer	Term: Indefinite Served: Since 2/16	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (July 2015 - present); Director, Credit Suisse (April 2008 - July 2015).
ANN M. CARPENTER SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1966	Vice President and Deputy Treasurer	Term: Indefinite Served: Since 10/12 Term: Indefinite Served: Since 2/16	Chief Operating Officer, SSGA Funds Management, Inc. (April 2005 - present)*; Managing Director, State Street Global Advisors. (April 2005 - present).*
CHAD C. HALLETT SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1969	Deputy Treasurer	Term: Indefinite Served: Since 2/16	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (November 2014 - present).
DARLENE ANDERSON-VASQUEZ SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1968	Deputy Treasurer	Term: Indefinite Served: Since 11/16	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (May 2016 - present); Senior Vice President, John Hancock Investments (September 2007 - May 2016).
ARTHUR A. JENSEN SSGA Funds Management, Inc. 1600 Summer Street Stamford, CT 06905 YOB: 1966	Deputy Treasurer	Term: Indefinite Served: Since 11/16	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (July 2016 - present); Mutual Funds Controller, GE Asset Management Incorporated (April 2011 - July 2016).
DAVID LANCASTER SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1971	Assistant Treasurer	Term: Indefinite Served: Since 11/20	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (July 2017 - present); Assistant Vice President, State Street Bank and Trust Company (November 2011 - July 2017).*
RYAN HILL SSGA Funds Management, Inc. One Iron Street, Boston, MA 02210 YOB:1982	Assistant Treasurer	Term: Indefinite Served: Since 5/22	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (May 2017 - present); Assistant Vice President, State Street Bank and Trust Company (May 2014 - May 2017).
JOHN BETTENCOURT SSGA Funds Management, Inc. One Iron Street, Boston, MA 02210 YOB:1976	Assistant Treasurer	Term: Indefinite Served: Since 5/22	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (March 2020 - present); Assistant Vice President, State Street Global Advisors (June 2007 - March 2020).
BRIAN HARRIS SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1973	Chief Compliance Officer, Anti-Money Laundering Officer and Code of Ethics Compliance Officer	Term: Indefinite Served: Since 7/16	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (June 2013 - present).*
SEAN O'MALLEY SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1969	Chief Legal Officer	Term: Indefinite Served: Since 8/19	Senior Vice President and General Counsel, State Street Global Advisors (May 2022 - present); Senior Vice President and Deputy General Counsel, State Street Global Advisors (November 2013 - May 2022).
28

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL U.S. GOVERNMENT MONEY MARKET FUND
OTHER INFORMATION  (continued)
December 31, 2022 (Unaudited)

Name, Address and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation(s) During the Past 5 Years
DAVID BARR SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1974	Secretary	Term: Indefinite Served: Since 9/20	Vice President and Senior Counsel, State Street Global Advisors (October 2019 - present); Vice President and Counsel, Eaton Vance Corp. (October 2010 - October 2019).
DAVID URMAN SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1985	Assistant Secretary	Term: Indefinite Served: Since 8/19	Vice President and Senior Counsel, State Street Global Advisors (April 2019 - present); Vice President and Counsel, State Street Global Advisors (August 2015 - April 2019); Associate, Ropes & Gray LLP (November 2012 - August 2015).

* Served in various capacities and/or with various affiliated entities during noted time period.
Statement of Additional Information (SAI) includes additional information about the Fund's Trustees and officers and is available, without charge, upon request and by calling 1-877-521-4083.

29

Trustees
John R. Costantino
Michael F. Holland
Michael A. Jessee
Margaret McLaughlin
Ellen M. Needham
George M. Pereira
Donna M. Rapaccioli
Patrick J. Riley
Richard D. Shirk
Investment Adviser and Administrator
SSGA Funds Management, Inc.
One Iron Street
Boston, MA 02210
Custodian and Sub-Administrator
State Street Bank and Trust Company
State Street Financial Center
One Lincoln Street
Boston, MA 02111
Independent Registered Public Accounting Firm
Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116
Legal Counsel
Ropes & Gray LLP
800 Boylston Street
Boston, MA 02199
Transfer Agent
SS&C GIDS, Inc.
State Street Global Advisors
P.O. Box 219737
Kansas City, MO 64121-9737
Distributor
State Street Global Advisors Funds Distributors, LLC
One Iron Street
Boston, MA 02210
This report is for shareholder information. This is not a prospectus intended for use in the purchase or sale of shares of beneficial interest.
State Street Institutional Investment Trust
State Street Bank and Trust Company
P.O. Box 5049
Boston, MA 02206
The information contained in this report is intended for the general information of shareholders of the Fund. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Fund prospectus which contains important information concerning the Fund and the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-877-521-4083 or visiting www.ssga.com. Please read the prospectus carefully before investing in the Fund.

Annual Report
December 31, 2022
State Street Master Funds
State Street U.S. Government Money Market Portfolio
The information contained in this report is intended for the general information of shareholders of the Portfolio and shareholders of any fund invested in the Portfolio. Interests in the Portfolio are offered solely to eligible investors in private placement transactions that do not involve any “public offering” within the meaning of Section 4(a)(2) of the 1933 Act. This report is not authorized for distribution (i) to prospective investors in any fund invested in the Portfolio unless preceded or accompanied by a current offering document for such fund or (ii) to prospective eligible investors in the Portfolio unless preceded or accompanied by a current offering document of the Portfolio. Eligible investors in the Portfolio may obtain a current Portfolio offering document by calling 1-877-521-4083. Please read the offering document carefully before investing in the Portfolio.

The information contained in this report is intended for the general information of shareholders of the Portfolio and shareholders of any fund invested in the Portfolio. Interests in the Portfolio are offered solely to eligible investors in private placement transactions that do not involve any “public offering” within the meaning of Section 4(a)(2) of the 1933 Act. This report is not authorized for distribution (i) to prospective investors in any fund invested in the Portfolio unless preceded or accompanied by a current offering document for such fund or (ii) to prospective eligible investors in the Portfolio unless preceded or accompanied by a current offering document of the Portfolio. Eligible investors in the Portfolio may obtain a current Portfolio offering document by calling 1-877-521-4083. Please read the offering document carefully before investing in the Portfolio.

State Street U.S. Government Money Market Portfolio
Portfolio Statistics (Unaudited)
Portfolio Composition as of December 31, 2022

% of Net Assets
Treasury Repurchase Agreements	63.7%
Government Agency Debt	13.0
Treasury Debt	10.7
Government Agency Repurchase Agreements	5.5
Other Assets in Excess of Liabilities	7.1
TOTAL	100.0%
(The composition is expressed as a percentage of net assets as of the date indicated. The composition will vary over time.)
Maturity Ladder as of December 31, 2022

% of Net Assets
2 to 30 Days	71.0%
31 to 60 Days	5.7
61 to 90 Days	1.6
Over 90 Days	14.6
Total	92.9%
Average days to maturity	12
Weighted average life	47
(The maturity ladder is expressed as a percentage of net assets as of the date indicated. The composition will vary over time.)
See accompanying notes to financial statements.
1

STATE STREET MASTER FUNDS
STATE STREET U.S. GOVERNMENT MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS
December 31, 2022

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
GOVERNMENT AGENCY DEBT—13.0%
Federal Farm Credit Banks Funding Corp.	2.158%	05/25/2023	05/25/2023	$ 299,500,000	$ 299,433,370
Federal Farm Credit Banks Funding Corp., SOFR + 0.02% (a)	4.318%	12/31/2022	07/14/2023	162,800,000	162,797,393
Federal Farm Credit Banks Funding Corp., SOFR + 0.02% (a)	4.320%	12/31/2022	03/14/2023	522,169,000	522,156,633
Federal Farm Credit Banks Funding Corp., SOFR + 0.02% (a)	4.320%	12/31/2022	08/21/2023	379,450,000	379,445,156
Federal Farm Credit Banks Funding Corp., SOFR + 0.03% (a)	4.325%	12/31/2022	01/12/2023	309,250,000	309,249,614
Federal Farm Credit Banks Funding Corp., SOFR + 0.05% (a)	4.345%	12/31/2022	05/24/2024	178,700,000	178,700,000
Federal Farm Credit Banks Funding Corp., SOFR + 0.05% (a)	4.345%	12/31/2022	06/03/2024	124,800,000	124,800,000
Federal Farm Credit Banks Funding Corp., SOFR + 0.05% (a)	4.350%	12/31/2022	05/09/2024	135,000,000	135,000,000
Federal Farm Credit Banks Funding Corp., SOFR + 0.06% (a)	4.355%	12/31/2022	02/09/2023	54,700,000	54,700,000
Federal Farm Credit Banks Funding Corp., SOFR + 0.06% (a)	4.360%	12/31/2022	05/13/2024	49,920,000	49,928,500
Federal Farm Credit Banks Funding Corp., FFR + 0.06% (a)	4.385%	12/31/2022	01/19/2023	150,000,000	149,999,668
Federal Farm Credit Banks Funding Corp., 3 Month USD MMY + 0.03% (a)	4.423%	12/31/2022	07/13/2023	75,000,000	74,998,008
Federal Farm Credit Banks Funding Corp., 3 Month USD MMY + 0.03% (a)	4.426%	12/31/2022	10/12/2023	275,000,000	274,990,226
Federal Farm Credit Banks Funding Corp., 3 Month USD MMY + 0.03% (a)	4.427%	12/31/2022	04/03/2023	226,046,000	226,046,000
Federal Farm Credit Banks Funding Corp., 3 Month USD MMY + 0.04% (a)	4.433%	12/31/2022	05/03/2023	318,080,000	318,080,000
Federal Farm Credit Banks Funding Corp., 3 Month USD MMY + 0.04% (a)	4.433%	12/31/2022	11/01/2023	300,000,000	299,989,928
Federal Home Loan Bank	2.238%	05/18/2023	05/18/2023	55,980,000	55,957,156
Federal Home Loan Bank (b)	3.026%	08/10/2023	08/10/2023	685,000,000	685,000,000
Federal Home Loan Bank, SOFR + 0.04% (a)	4.340%	12/31/2022	01/26/2023	400,000,000	400,000,000
Federal Home Loan Bank, SOFR + 0.04% (a)	4.340%	12/31/2022	02/13/2023	433,580,000	433,580,000
Federal Home Loan Bank, SOFR + 0.05% (a)	4.350%	12/31/2022	04/03/2023	652,050,000	652,050,000
Federal Home Loan Bank, SOFR + 0.06% (a)	4.360%	12/31/2022	07/27/2023	114,000,000	114,000,000
Federal Home Loan Bank, SOFR + 0.07% (a)	4.370%	12/31/2022	03/27/2023	501,500,000	501,500,000
Federal Home Loan Bank Discount Notes	1.200%	02/23/2023	02/23/2023	449,600,000	448,835,680
Federal Home Loan Bank Discount Notes	1.980%	04/20/2023	04/20/2023	431,549,000	429,009,334
Federal Home Loan Bank Discount Notes	2.100%	05/12/2023	05/12/2023	507,800,000	503,855,352
Federal Home Loan Bank Discount Notes	2.160%	05/18/2023	05/18/2023	147,700,000	146,485,780
Federal Home Loan Bank Discount Notes	2.600%	01/11/2023	01/11/2023	755,883,000	755,446,268
Federal Home Loan Bank Discount Notes	3.000%	02/01/2023	02/01/2023	17,130,000	17,088,603
Federal Home Loan Bank Discount Notes	3.060%	06/20/2023	06/20/2023	355,850,000	350,764,306
Federal Home Loan Bank Discount Notes	3.085%	07/13/2023	07/13/2023	690,750,000	679,436,214
Federal Home Loan Bank Discount Notes	3.120%	01/26/2023	01/26/2023	706,900,000	705,490,161
Federal Home Loan Bank Discount Notes	3.130%	02/28/2023	02/28/2023	443,530,000	441,370,502
Federal Home Loan Bank Discount Notes	3.155%	08/11/2023	08/11/2023	277,600,000	272,247,718
Federal Home Loan Bank Discount Notes	3.340%	02/22/2023	02/22/2023	400,000,000	398,144,444
Federal Home Loan Bank Discount Notes	3.405%	02/15/2023	02/15/2023	162,000,000	161,341,133
Federal Home Loan Mortgage Corp.	3.200%	06/26/2023	06/26/2023	202,425,000	199,636,685
TOTAL GOVERNMENT AGENCY DEBT					11,911,553,832
TREASURY DEBT—10.7%
U.S. Treasury Bill	1.861%	04/20/2023	04/20/2023	1,387,000	1,379,330
See accompanying notes to financial statements.
2

STATE STREET MASTER FUNDS
STATE STREET U.S. GOVERNMENT MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
U.S. Treasury Bill	2.100%	05/18/2023	05/18/2023	$ 10,400,000	$ 10,318,100
U.S. Treasury Bill	2.900%	01/26/2023	01/26/2023	352,400,000	351,736,950
U.S. Treasury Bill	2.930%	01/10/2023	01/10/2023	188,800,000	188,692,436
U.S. Treasury Bill	3.035%	07/13/2023	07/13/2023	4,870,000	4,791,581
U.S. Treasury Bill	3.085%	08/10/2023	08/10/2023	48,200,000	47,295,427
U.S. Treasury Bill	3.110%	02/23/2023	02/23/2023	30,080,000	29,947,473
U.S. Treasury Bill	3.156%	02/16/2023	02/16/2023	890,000	886,567
U.S. Treasury Bill	3.195%	02/14/2023	02/14/2023	376,200,000	374,782,988
U.S. Treasury Notes	1.447%	03/31/2023	03/31/2023	450,360,000	448,956,479
U.S. Treasury Notes, 3 Month USD MMY - 0.08% (a)	4.323%	12/31/2022	04/30/2024	2,508,100,000	2,505,836,491
U.S. Treasury Notes, 3 Month USD MMY + 0.04% (a)	4.372%	01/02/2023	10/31/2023	714,600,000	714,676,831
U.S. Treasury Notes, 3 Month USD MMY - 0.02% (a)	4.383%	12/31/2022	01/31/2024	40,300,000	40,315,328
U.S. Treasury Notes, 3 Month USD MMY + 0.03% (a)	4.427%	12/31/2022	07/31/2023	1,287,605,000	1,287,625,203
U.S. Treasury Notes, 3 Month USD MMY + 0.03% (a)	4.432%	12/31/2022	04/30/2023	1,440,672,000	1,440,707,837
U.S. Treasury Notes, 3 Month USD MMY + 0.04% (a)	4.435%	12/31/2022	07/31/2024	699,000,000	698,398,742
U.S. Treasury Notes, 3 Month USD MMY + 0.05% (a)	4.447%	12/31/2022	01/31/2023	1,629,182,000	1,629,215,180
TOTAL TREASURY DEBT					9,775,562,943
GOVERNMENT AGENCY REPURCHASE AGREEMENTS—5.5%
Agreement with Barclays Capital, Inc. and Bank of New York Mellon (Tri-Party), dated 12/30/2022 (collateralized by Federal Home Loan Mortgage Corporations, 3.000% – 6.000% due 09/01/2042 – 11/01/2052, and Federal National Mortgage Associations, 3.000% – 6.000% due 02/01/2040 – 11/01/2052, valued at $204,000,000); expected proceeds $200,095,556	4.300%	12/30/2022	01/03/2023	200,000,000	200,000,000
Agreement with BNP Paribas and Bank of New York Mellon (Tri-Party), dated 12/30/2022 (collateralized by Federal Home Loan Mortgage Corporations, 3.500% due 05/25/2051, and Government National Mortgage Associations, 1.673% – 7.514% due 02/15/2026 – 12/20/2052, valued at $4,120,000); expected proceeds $4,001,911	4.300%	12/30/2022	01/03/2023	4,000,000	4,000,000
Agreement with Citigroup Global Markets, Inc. and Bank of New York Mellon (Tri-Party), dated 12/29/2022 (collateralized by Government National Mortgage Associations, 0.000% – 15.746% due 10/20/2044 – 02/20/2072, valued at $757,050,000); expected proceeds $735,614,542	4.300%	12/29/2022	01/05/2023	735,000,000	735,000,000
Agreement with HSBC Securities USA, Inc. and Bank of New York Mellon (Tri-Party), dated 12/30/2022 (collateralized by Federal National Mortgage Association, 4.500% due 07/01/2052, valued at $3,060,001); expected proceeds $3,001,433	4.300%	12/30/2022	01/03/2023	3,000,000	3,000,000
Agreement with ING Financial Markets, Inc. and Bank of New York Mellon (Tri-Party), dated 12/15/2022 (collateralized by Federal Home Loan Mortgage Corporations, 2.000% – 5.500% due 11/01/2029 – 11/01/2052, Federal National Mortgage Associations, 2.000% – 6.500% due 06/01/2027 – 05/01/2058, and Government National Mortgage Associations, 2.000% – 3.500% due 05/20/2049 – 05/20/2051, valued at $474,300,001); expected proceeds $467,727,871 (c)	4.310%	12/15/2022	02/02/2023	465,000,000	465,000,000
See accompanying notes to financial statements.
3

STATE STREET MASTER FUNDS
STATE STREET U.S. GOVERNMENT MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
Agreement with JP Morgan Securities, Inc. and Bank of New York Mellon (Tri-Party), dated 12/30/2022 (collateralized by Federal National Mortgage Associations, 1.000% – 5.000% due 10/01/2050 – 12/01/2052, valued at $804,780,000); expected proceeds $789,376,967	4.300%	12/30/2022	01/03/2023	$ 789,000,000	$ 789,000,000
Agreement with Mitsubishi UFJ Securities, Inc. and Bank of New York Mellon (Tri-Party), dated 12/30/2022 (collateralized by Federal Home Loan Mortgage Corporations, 2.000% – 5.000% due 02/01/2037 – 06/01/2052, Federal National Mortgage Associations, 2.000% – 6.500% due 09/01/2036 – 12/01/2052, Government National Mortgage Associations, 3.000% – 6.500% due 09/20/2039 – 06/20/2051, U.S. Treasury Bonds, 2.000% – 3.375% due 02/15/2042 – 02/15/2050, U.S. Treasury Inflation Index Bond, 2.500% due 01/15/2029, U.S. Treasury Inflation Index Notes, 0.125% due 01/15/2030 – 07/15/2031, and U.S. Treasury Notes, 1.250% – 3.125% due 04/30/2024 – 05/15/2029, valued at $765,000,007); expected proceeds $754,399,792 (c)
	4.310%	12/15/2022	02/02/2023	750,000,000	750,000,000
Agreement with Mitsubishi UFJ Securities, Inc. and Bank of New York Mellon (Tri-Party), dated 12/30/2022 (collateralized by Federal Home Loan Mortgage Corporations, 2.500% – 4.500% due 12/01/2031 – 06/01/2052, Federal National Mortgage Associations, 2.000% – 6.000% due 06/01/2036 – 12/01/2052, U.S. Treasury Bond, 2.500% due 02/15/2046, U.S. Treasury Inflation Index Bond, 1.375% due 02/15/2044, U.S. Treasury Inflation Index Notes, 0.125% due 01/15/2030 – 07/15/2031, and U.S. Treasury Notes, 0.250% – 2.875% due 01/31/2024 – 05/15/2030, valued at $255,000,000); expected proceeds $250,119,444	4.300%	12/30/2022	01/03/2023	250,000,000	250,000,000
Agreement with Royal Bank of Canada and Bank of New York Mellon (Tri-Party), dated 12/30/2022 (collateralized by U.S. Treasury Bills, 0.000% due 01/05/2023 – 12/28/2023, U.S. Treasury Notes, 4.432% – 4.477% due 04/30/2023 – 10/31/2024, and Federal National Mortgage Associations, 3.500% – 4.500% due 02/01/2043 – 06/01/2052, valued at $40,800,065); expected proceeds $40,019,111	4.300%	12/30/2022	01/03/2023	40,000,000	40,000,000
Agreement with Santander and Bank of New York Mellon (Tri-Party), dated 12/30/2022 (collateralized by Federal Home Loan Mortgage Corporations, 3.000% – 5.000% due 12/01/2029 – 10/01/2052, and Federal National Mortgage Associations, 2.000% – 6.500% due 01/01/2030 – 09/01/2057, valued at $255,000,000); expected proceeds $250,119,583	4.305%	12/30/2022	01/03/2023	250,000,000	250,000,000
Agreement with Societe Generale and Bank of New York Mellon (Tri-Party), dated 12/29/2022 (collateralized by Federal National Mortgage Associations, 1.500% – 5.500% due 10/01/2036 – 01/01/2060, valued at $510,000,000); expected proceeds $500,418,056	4.300%	12/29/2022	01/05/2023	500,000,000	500,000,000
See accompanying notes to financial statements.
4

STATE STREET MASTER FUNDS
STATE STREET U.S. GOVERNMENT MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
Agreement with Societe Generale and Bank of New York Mellon (Tri-Party), dated 12/30/2022 (collateralized by Federal Home Loan Mortgage Corporations, 4.500% – 5.318% due 08/15/2038 – 01/01/2049, Federal National Mortgage Associations, 5.089% – 5.389% due 05/25/2023 – 11/25/2039, and Government National Mortgage Associations, 1.750% – 4.876% due 11/26/23 – 09/20/2047, valued at $102,256,945); expected proceeds $100,047,778	4.300%	12/30/2022	01/03/2023	$ 100,000,000	$ 100,000,000
Agreement with TD Securities (USA) LLC and Bank of New York Mellon (Tri-Party), dated 12/30/2022 (collateralized by Federal Home Loan Mortgage Corporations, 0.250% – 6.750% due 04/20/2023 – 03/15/2031, valued at $45,901,044); expected proceeds $45,021,500	4.300%	12/30/2022	01/03/2023	45,000,000	45,000,000
Agreement with UBS Securities LLC and Bank of New York Mellon (Tri-Party), dated 12/30/2022 (collateralized by Federal Home Loan Mortgage Corporations, 2.000% – 8.000% due 02/01/2023 – 012/01/2052, Federal National Mortgage Associations, 2.000% – 9.000% due 01/25/2023 – 04/01/2052, and Government National Mortgage Associations, 1.500% – 9.500% due 02/15/2023 – 08/20/2052, valued at $51,000,001); expected proceeds $50,023,889	4.300%	12/30/2022	01/03/2023	50,000,000	50,000,000
Agreement with Wells Fargo Bank and Bank of New York Mellon (Tri-Party), dated 12/30/2022 (collateralized by U.S. Treasury notes, 0.500% – 1.250% due 02/28/2026 – 04/30/2028, Federal Home Loan Mortgage Corporations, 1.788% – 5.029% due 10/01/2027 – 10/01/2052, and Federal National Mortgage Associations, 1.583% – 6.500% due 02/01/2025 – 11/01/2052, valued at $816,390,774); expected proceeds $800,383,111	4.310%	12/30/2022	01/03/2023	800,000,000	800,000,000
TOTAL GOVERNMENT AGENCY REPURCHASE AGREEMENTS					4,981,000,000
TREASURY REPURCHASE AGREEMENTS—63.7%
Agreement with Barclays Capital, Inc. and Bank of New York Mellon (Tri-Party), dated 12/30/2022 (collateralized by U.S. Treasury Notes, 1.125% – 3.250% due 08/31/2028 – 06/30/2029, valued at $346,800,071); expected proceeds $340,162,444	4.300%	12/30/2022	01/03/2023	340,000,000	340,000,000
Agreement with Federal Reserve Bank of New York and Bank of New York Mellon (Tri-Party), dated 12/30/2022 (collateralized by U.S. Treasury Notes, 0.125% – 2.125% due 05/15/2023 – 02/29/2028, valued at $41,219,684,513); expected proceeds $41,219,684,444	4.300%	12/30/2022	01/03/2023	41,200,000,000	41,200,000,000
Agreement with Fixed Income Clearing Corp. and Bank of New York Mellon (Tri-Party), dated 12/30/2022 (collateralized by U.S. Treasury Notes, 0.250% – 3.250% due 10/31/2025 – 03/31/2028, valued at $642,600,027); expected proceeds $630,301,000	4.300%	12/30/2022	01/03/2023	630,000,000	630,000,000
Agreement with Fixed Income Clearing Corp., dated 12/30/2022 (collateralized by U.S. Treasury Notes, 0.625% - 3.375% due 02/28/2027 – 05/15/2052, valued at $13,825,425,993); expected proceeds $13,500,000,564	4.300%	12/30/2022	01/03/2023	13,500,000,564	13,500,000,564
See accompanying notes to financial statements.
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STATE STREET U.S. GOVERNMENT MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
Agreement with Fixed Income Clearing Corp., dated 12/30/2022 (collateralized by U.S. Treasury Notes, 0.750% – 4.750% due 03/31/2026 – 11/15/2048, valued at $1,380,568,182); expected proceeds $1,350,000,000	4.300%	12/30/2022	01/03/2023	$ 1,350,000,000	$ 1,350,000,000
Agreement with Mitsubishi UFJ Securities, Inc., dated 12/30/2022 (collateralized by U.S. Treasury Notes, 0.125% - 4.125% due 12/31/2023 – 05/15/2031, valued at $637,328,854); expected proceeds $625,000,000	4.300%	12/30/2022	01/03/2023	625,000,000	625,000,000
Agreement with National Australia Bank, Ltd., dated 12/30/2022 (collateralized by a U.S. Treasury Note, 1.000% due 07/31/2028, valued at $351,672,196); expected proceeds $345,000,000	4.300%	12/30/2022	01/03/2023	345,000,000	345,000,000
Agreement with Prudential Insurance Co., dated 12/30/2022 (collateralized by a U.S. Treasury Note, 0.000% - 3.750%, due 11/15/2029 – 02/15/2045, valued at $170,273,198); expected proceeds $166,349,875	4.310%	12/30/2022	01/03/2023	166,349,875	166,349,875
TOTAL TREASURY REPURCHASE AGREEMENTS					58,156,350,439
TOTAL INVESTMENTS –92.9% (d)(e)					84,824,467,214
Other Assets in Excess of Liabilities —7.1%					6,514,138,481
NET ASSETS –100.0%					$ 91,338,605,695
(a)	Variable Rate Security - Interest rate shown is rate in effect at December 31, 2022. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(b)	Step-up bond - Coupon rate increases in increments to maturity. Rate shown as of December 31, 2022. Maturity date shown is the final maturity.
(c)	Illiquid security. These securities represent $1,215,000,000 or 1.3% of net assets as of December 31, 2022.
(d)	Also represents the cost for federal tax purposes.
(e)	Unless otherwise indicated, the values of the securities of the Portfolio are determined based on Level 2 inputs (Note 2).
SOFR	Secured Overnight Financing Rate
MMY	Money Market Yield
See accompanying notes to financial statements.
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STATEMENT OF ASSETS AND LIABILITIES
December 31, 2022

ASSETS
Investments in unaffiliated issuers, at value and cost	$ 21,687,116,775
Repurchase agreements, at value and amortized cost	63,137,350,439
Total Investments	84,824,467,214
Cash	6,387,606,139
Interest receivable — unaffiliated issuers	134,303,787
Prepaid expenses and other assets	21,015
TOTAL ASSETS	91,346,398,155
LIABILITIES
Advisory and administrator fee payable	4,153,851
Custody, sub-administration and transfer agent fees payable	3,405,503
Trustees’ fees and expenses payable	6,571
Professional fees payable	171,671
Printing fees payable	31,697
Accrued expenses and other liabilities	23,167
TOTAL LIABILITIES	7,792,460
NET ASSETS	$91,338,605,695
See accompanying notes to financial statements.
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STATE STREET MASTER FUNDS
STATE STREET U.S. GOVERNMENT MONEY MARKET PORTFOLIO
STATEMENT OF OPERATIONS
For the Year Ended December 31, 2022

INVESTMENT INCOME
Interest income — unaffiliated issuers	1,735,197,187
EXPENSES
Advisory and administrator fee	49,076,090
Custodian, sub-administrator and transfer agent fees	10,162,451
Trustees’ fees and expenses	574,907
Professional fees and expenses	832,386
Printing and postage fees	76,368
Insurance expense	32,729
Miscellaneous expenses	128,817
TOTAL EXPENSES	60,883,748
NET INVESTMENT INCOME (LOSS)	$1,674,313,439
REALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments — unaffiliated issuers	14,224
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$1,674,327,663
See accompanying notes to financial statements.
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STATE STREET U.S. GOVERNMENT MONEY MARKET PORTFOLIO
STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended 12/31/22	Year Ended 12/31/21
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ 1,674,313,439	$ 8,581,856
Net realized gain (loss)	14,224	75,720
Net increase (decrease) in net assets resulting from operations	1,674,327,663	8,657,576
CAPITAL TRANSACTIONS
Contributions	332,658,752,241	228,927,239,917
Withdrawals	(340,382,697,082)	(211,159,621,770)
Net increase (decrease) in net assets from capital transactions	(7,723,944,841)	17,767,618,147
Net increase (decrease) in net assets during the period	(6,049,617,178)	17,776,275,723
Net assets at beginning of period	97,388,222,873	79,611,947,150
NET ASSETS AT END OF PERIOD	$ 91,338,605,695	$ 97,388,222,873
See accompanying notes to financial statements.
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STATE STREET U.S. GOVERNMENT MONEY MARKET PORTFOLIO
FINANCIAL HIGHLIGHTS
Selected data for a share outstanding throughout each period

	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20	Year Ended 12/31/19	Year Ended 12/31/18
Total return (a)	1.63%	0.01%	0.45%	2.20%	1.81%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$91,338,606	$97,388,223	$79,611,947	$60,887,784	$41,221,782
Ratios to average net assets:
Total expenses	0.06%	0.06%	0.06%	0.07%	0.07%
Net investment income (loss)	1.71%	0.01%	0.39%	2.13%	1.78%
(a)	Results represent past performance and are not indicative of future results. Total return for periods of less than one year are not annualized.
See accompanying notes to financial statements.
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STATE STREET U.S. GOVERNMENT MONEY MARKET PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
December 31, 2022

1.    Organization
State Street Master Funds (the “Trust”), a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (“1940 Act”), is an open-end management investment company.
As of December 31, 2022, the Trust consists of five (5) series, each of which represents a separate series of beneficial interest in the Trust. State Street U.S. Government Money Market Portfolio (the “Portfolio”) is authorized to issue an unlimited number of shares of beneficial interest with no par value. The financial statements herein relate only to the Portfolio.
The Portfolio operates as a “government money market fund” within the meaning of Rule 2a-7 under the 1940 Act to comply with the amendments to Rule 2a-7 that became effective on October 14, 2016. The Portfolio is not currently subject to liquidity fees or temporary suspensions of redemptions due to declines in the Portfolio's weekly liquid assets.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred.
2.    Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:
The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The Portfolio is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.
Security Valuation
The investments of the Portfolio are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board of Trustees of the Trust (the “Board”). The Committee provides oversight of the valuation of investments for the Portfolio. The Board has responsibility for overseeing the determination of the fair value of investments.
The Portfolio’s securities are recorded on the basis of amortized cost which approximates fair value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.
Because of the inherent uncertainties of valuation and under certain market conditions, the values reflected in the financial statements may differ from the value received upon actual sale of those investments and it is possible that the differences could be material.
Various inputs are used in determining the value of the Portfolio’s investments. The Portfolio values its assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.
The three levels of the fair value hierarchy are as follows:
•  Level 1 – Unadjusted quoted prices in active markets for an identical asset or liability;
•   Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest
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NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2022

rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and
•   Level 3 – Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.
Investment Transactions and Income Recognition
Investment transactions are accounted for on trade date for financial reporting purposes. Realized gains and losses from the sale or disposition of investments are determined using the identified cost method. Interest income is recorded daily on an accrual basis. All premiums and discounts are amortized/accreted for financial reporting purposes.
All of the net investment income and realized gains and losses from the security transactions of the Portfolio are allocated pro rata among the partners in the Portfolio on a daily basis based on each partner’s daily ownership percentage.
Expenses
Certain expenses, which are directly identifiable to a specific Portfolio, are applied to that Portfolio within the Trust. Other expenses which cannot be attributed to a specific Portfolio are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Portfolio within the Trust.
3.    Securities and Other Investments
Repurchase Agreements
The Portfolio may enter into repurchase agreements under the terms of a Master Repurchase Agreement. A repurchase agreement customarily obligates the seller at the time it sells securities to the Portfolio to repurchase the securities at a mutually agreed upon price and time. During the term of a repurchase agreement, the value of the underlying securities held as collateral on behalf of the Portfolio including accrued interest, is required to exceed the value of the repurchase agreement, including accrued interest.
The Portfolio monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the Portfolio’s principal amount of the repurchase agreement (including accrued interest). The underlying securities are ordinarily United States Government or Government Agency securities, but may consist of other securities. The use of repurchase agreements involves certain risks including counterparty risks. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which the value of the collateral may decline.
As of December 31, 2022, the Portfolio had invested in repurchase agreements with the gross values of $63,137,350,439 and associated collateral equal to $63,663,011,872.
4.    Fees and Transactions with Affiliates
Advisory and Administrator Fee
The Trust has entered into an investment advisory agreement with SSGA Funds Management, Inc. (the “Adviser” or “SSGA FM”), a subsidiary of State Street Corporation and an affiliate of State Street Bank and Trust Company (“State Street”), under which the Adviser directs the investments of the Portfolio in accordance with its investment objective, policies, and limitations. In compensation for the Adviser’s services as investment adviser, the Portfolio pays the Adviser a management fee at an annual rate of 0.05% of its average daily net assets. SSGA FM also serves as administrator.
Each of the Adviser and State Street Global Advisors Funds Distributors, LLC (each a “Service Provider”) also may voluntarily reduce all or a portion of its fees and/or reimburse expenses for a Portfolio to the extent necessary to maintain a certain minimum net yield, which may vary from time to time, in SSGA FM's sole discretion (any such waiver or reimbursement of expenses by a Service Provider being referred to herein as a “Voluntary Reduction”). The Adviser may, in its sole discretion, implement the Voluntary Reduction for some series of the Trust and not others. The amount of any Voluntary Reduction may differ between such series in the Adviser's sole discretion. The business objectives of the Adviser and its affiliates and their broader relationships with certain Portfolio shareholders, Financial Intermediaries or distribution channels could give the Adviser an incentive to implement
12

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NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2022

the Voluntary Reduction for some series of the Trust and not others, or to implement it to a greater degree for some series or share classes than others. Under an agreement with the Service Providers relating to the Voluntary Reduction, the Portfolios have agreed to reimburse the Service Providers for the full dollar amount of any Voluntary Reduction beginning on May 1, 2020, subject to certain limitations. Each Service Provider may, in its sole discretion, irrevocably waive receipt of any or all reimbursement amounts due from a Portfolio.
A reimbursement to the Service Provider would increase fund expenses and may negatively impact the Portfolio's yield during such period. There is no guarantee that the Voluntary Reduction will be in effect at any given time or that the Portfolio will be able to avoid a negative yield.
There were no reimbursements for the period ended December 31, 2022.
Custodian, Sub-Administrator and Transfer Agent Fees
State Street serves as the custodian, sub-administrator and transfer agent to the Portfolio. For its services as custodian, sub-administrator and transfer agent, the Portfolio pays State Street an annual fee. The fees are accrued daily and paid monthly.
5.    Trustees’ Fees
The fees and expenses of the Trust's Trustees who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”), are paid directly by the Portfolio. The Independent Trustees are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.
6.    Income Tax Information
The Portfolio is not required to pay federal income taxes on its net investment income and net capital gains because it is treated as a partnership for federal income tax purposes. All interest, gains and losses of the Portfolio are deemed to have been “passed through” to the Portfolio’s partners in proportion to their holdings in the Portfolio, regardless of whether such items have been distributed by the Portfolio. Each partner is responsible for its tax liability based on its distributive share; therefore, no provision has been made for federal income taxes.
The Portfolio files federal and various state and local tax returns as required. No income tax returns are currently under examination. Generally, the federal returns are subject to examination by the Internal Revenue Service for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction. SSGA FM has analyzed the Portfolio’s tax positions taken on tax returns for all open years and does not believe there are any uncertain tax positions that would require recognition of a tax liability.
As of December 31, 2022, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.
7.    Risks
Concentration Risk
As a result of the Portfolio's ability to invest a large percentage of its assets in obligations of issuers within the same country, state, region, currency or economic sector, an adverse economic, business or political development may affect the value of the Portfolio’s investments more than if the Portfolio was more broadly diversified.
Market, Credit and Counterparty Risk
In the normal course of business, the Portfolio trades securities and enters into financial transactions where risk of potential loss exists due to changes in global economic conditions and fluctuations of the market (market risk). Additionally, the Portfolio may also be exposed to counterparty risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Portfolio has unsettled or open transactions defaults. The value of securities held by the Portfolio may decline in response to certain events, including those directly involving the companies whose securities are owned by the Portfolio; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations (credit risk).
Financial assets, which potentially expose the Portfolio to market, credit and counterparty risks, consist principally of investments and cash due from counterparties. The extent of the Portfolio’s exposure to market, credit and counterparty risks in respect to these financial assets approximates their value as recorded in the Portfolio’s Statement of Assets and Liabilities, less any collateral held by the Portfolio.
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NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2022

The Portfolio's investments are subject to changes in general economic conditions, general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and general market liquidity. The Portfolio is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness, such as COVID-19, or other public health issues, or other events could have a significant impact on the Portfolio and its investments.
8.    Recent Accounting Pronouncement
In March 2020, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update No. 2020-04 (“ASU 2020-04”), “Reference Rate Reform (Topic 848)”. In response to concerns about structural risks of interbank offered rates, and particularly the risk of cessation of LIBOR, regulators have undertaken reference rate reform initiatives to identify alternative reference rates that are more observable or transaction based and less susceptible to manipulation. ASU 2020-04 provides optional guidance for a limited period of time to ease the potential burden in accounting for (or recognizing the effects of) reference rate reform on financial reporting. ASU 2020-04 is elective and applies to all entities, subject to meeting certain criteria, that have contracts, hedging relationships, and other transactions that reference LIBOR or another reference rate expected to be discontinued because of reference rate reform. The relief provided is temporary and generally cannot be applied to contract modifications that occur after December 31, 2022, or hedging relationships entered into or evaluated after that date. However, the FASB has indicated that it will revisit the sunset date in Topic 848 after the LIBOR administrator makes a final decision on a phaseout date. On November 30, 2020, the LIBOR administrator proposed extending the publication of the overnight and the one-, three-, six- and 12-month USD LIBOR settings through June 30, 2023, when many existing contracts that reference LIBOR will have expired. Management is currently evaluating the impact of the guidance.
9.    Subsequent Events
Management has evaluated the impact of all subsequent events on the Portfolio through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.
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REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Owners of Beneficial Interest State Street U.S. Government Money Market Portfolio and the Board of Trustees of State Street Master Funds
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of State Street U.S. Government Money Market Portfolio (the “Portfolio”) (one of the series constituting State Street Master Funds (the “Trust”)), including the schedule of investments, as of December 31, 2022, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Portfolio (one of the series constituting State Street Master Funds) at December 31, 2022, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2022, by correspondence with the custodian, brokers and others; when replies were not received from brokers and others, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more State Street Global Advisors investment companies since 2000.
Boston, Massachusetts
February 24, 2023
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OTHER INFORMATION
December 31, 2022 (Unaudited)

Expense Example
As a shareholder of a portfolio, you incur two types of costs: (1) transaction costs, including sales charges (loads), if applicable, on purchase payments, reinvested dividends, or other distributions and (2) ongoing costs, including advisory fees and to the extent applicable, distribution (12b-1) and/or service fees; and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from July 1, 2022 to December 31, 2022.
The table below illustrates your Portfolio's cost in two ways:
Based on actual fund return ——This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the Portfolio's actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Portfolio. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Portfolio under the heading “Expenses Paid During Period”.
Based on hypothetical 5% return ——This section is intended to help you compare your Portfolio's costs with those of other mutual funds. It assumes that the Portfolio had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case, because the return used is not the Portfolio's actual return, the results do not apply to your investment. The example is useful in making comparisons because the U.S. Securities and Exchange Commission (the “SEC”) requires all mutual funds to calculate expenses based on a 5% return. You can assess your Portfolio's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales load charges (loads). Therefore, the hypothetical 5% return section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
		Actual		Hypothetical (assuming a 5% return before expenses)
	Annualized Expense Ratio	Ending Account Value	Expenses Paid During Period(a)	Ending Account Value	Expenses Paid During Period(a)
State Street U.S. Government Money Market Portfolio	0.06%	$1,014.50	$0.30	$1,024.90	$0.31
(a)	Expenses are equal to the Portfolio's annualized net expense ratio multiplied by the average account value of the period, multiplied by 184, then divided by 365.
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OTHER INFORMATION  (continued)
December 31, 2022 (Unaudited)

Proxy Voting Policies and Procedures and Records
The Portfolio has adopted the proxy voting policies of the Adviser. A description of the Portfolio's proxy voting policies and procedures that are used by the Portfolio's Adviser to vote proxies relating to Portfolio's portfolio of securities are available (i) without charge, upon request, by calling 1-877-521-4083 (toll free) and (ii) on the SEC's website at www.sec.gov. Information regarding how the Portfolio voted for the prior 12-month period ended June 30 is available by August 31 of each year by calling the same number and on the SEC's website, at www.sec.gov, and on the Portfolio's website at www.ssga.com.
Monthly Portfolio Schedule
The Portfolio files its monthly portfolio holdings with the SEC on Form N-MFP. The Portfolio’s Form N-MFP is available on the SEC’s website at www.sec.gov.
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OTHER INFORMATION  (continued)
December 31, 2022 (Unaudited)

TRUSTEES AND OFFICERS INFORMATION
Name, Address and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation During the Past Five Years and Relevant Experience	Number of Funds in Fund Complex Overseen by Trustee†	Other Directorships Held by Trustee During the Past Five Years
Trustees
Independent Trustees
Michael F. Holland(1) c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1944	Trustee and Co- Chairperson of the Board	Term: Indefinite Elected: 7/99	Chairman, Holland & Company L.L.C. (investment adviser) (1995 - present).	55	Director, the Holland Series Fund, Inc.; Director, The China Fund, Inc. (1992 - 2017); Director, The Taiwan Fund, Inc. (2007 - 2017); Director, Reaves Utility Income Fund, Inc.; and Director, Blackstone/GSO Loans (and Real Estate) Funds.
Patrick J. Riley c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1948	Trustee and Co- Chairperson of the Board	Term: Indefinite Elected: 1/14	Associate Justice of the Superior Court, Commonwealth of Massachusetts (2002 - May 2010); Partner, Riley, Burke & Donahue, L.L.P. (law firm) (1985 - 2002); Independent Director, State Street Global Advisors Europe Limited (investment company) (1998 - present); Independent Director, SSGA Liquidity PLC (formerly, SSGA Cash Management Fund PLC) (1998 - present); Independent Director, SSGA Fixed Income PLC (January 2009 - present); Independent Director, SSGA Qualified Funds PLC (January 2009 - 2019).	55	Board Director and Chairman, SPDR Europe I PLC Board (2011 - present); Board Director and Chairman, SPDR Europe II, PLC (2013 - present).
John R. Costantino c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1946	Trustee and Chairperson of the Qualified Legal Compliance Committee	Term: Indefinite Elected: 12/18	Senior Advisor to NGN Capital LLC (January 2020 - present); Managing General Partner, NGN Capital LLC (2006 - December 2019).	55	Director, Kleinfeld Bridal Corp. (January 2016 - present); Trustee of Neuroscience Research Institute (1986 - 2017); Trustee of Fordham University (1989 - 1995 and 2001 - 2007) and Trustee Emeritus (2007 - present); Trustee and Independent Chairperson of GE Funds (1993 - February 2011); Director, Muscular Dystrophy Association (2019 - present); Trustee of Gregorian University Foundation (1992 - 2007); Chairman of the Board of Directors, Vivaldi Biosciences Inc. (May 2017 - present); Chairman of the Supervisory Board, Vivaldi Biosciences AG. (May 2017 - present); Trustee, Gallim Dance (December 2021 - present).
Richard D. Shirk c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1945	Trustee and Chairperson of the Nominating Committee and Chairperson of the Governance Committee	Term: Indefinite Elected: 1/14	Chairman (March 2001 - April 2002), President and Chief Executive Officer (1996 - March 2001), Cerulean Companies, Inc. (holding company) (Retired); President and Chief Executive Officer, Blue Cross Blue Shield of Georgia (health insurer, managed healthcare) (1992 - March 2001).	55	Chairman and Board Member (December 2008) and Investment Committee Member (December 2008 - present), Healthcare Georgia Foundation (private foundation); Lead Director and Board Member, Amerigroup Corp. (managed health care) (September 2002 - 2012); Board Member (1999 - 2013) and Investment Committee Member (2001 - 2017), Woodruff Arts Center; Trustee, Gettysburg College (2003 - 2009); Board member, Aerocare Holdings (2003 - January 2021), Regenesis Biomedical Inc. (April 2012 - present).
Michael A. Jessee c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1946	Trustee and Chairperson of the Valuation Committee	Term: Indefinite Appointed: 7/16 Elected: 12/18	Retired; formerly, President and Chief Executive Officer of the Federal Home Loan Bank of Boston (1989 - 2009); Trustee, Randolph-Macon College (2004 - 2016).	55	None.
18

STATE STREET MASTER FUNDS
STATE STREET U.S. GOVERNMENT MONEY MARKET PORTFOLIO
OTHER INFORMATION  (continued)
December 31, 2022 (Unaudited)

Name, Address and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation During the Past Five Years and Relevant Experience	Number of Funds in Fund Complex Overseen by Trustee†	Other Directorships Held by Trustee During the Past Five Years
Donna M. Rapaccioli c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1962	Trustee and Chairperson of the Audit Committee	Term: Indefinite Elected: 12/18	Dean of the Gabelli School of Business (2007 - June 2022) and Accounting Professor (1987 - present) at Fordham University.	55	Director- Graduate Management Admissions Council (2015 - present); Trustee of Emmanuel College (2010 - 2019).
Margaret McLaughlin c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1967	Trustee	Term: Indefinite Appointed: 9/22	Consultant (since 2020) Bates Group (consultants); Consultant (2019 - 2020) Madison Dearborn Partners (private equity); General Counsel/CCO (2011 - 2019) Kramer Van Kirk Credit Strategies L.P./Mariana Systems LLC (Investment Adviser/SaaS Technology).	55	Director, Manning & Napier Fund Inc. (2021 - present).
George Pereira c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1964	Trustee	Term: Indefinite Appointed: 9/22	Chief Operating Officer (January 2011 - September 2020) and Chief Financial Officer (November 2004 - September 2020), Charles Schwab Investment Management.	55	Director, Pacific Premier Bancorp, Pacific Premier Bank (2021 - present); Director, Charles Schwab Asset Management (Ireland) Ltd., & Charles Schwab Worldwide Funds PLC. (2005 - 2020); Director, Rotaplast International, Inc. (non-profit providing free medical services to children worldwide) (2012 - 2018).
Interested Trustee(2)
Ellen M. Needham(3) SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1967	Trustee and President	Term: Indefinite Elected 12/18	Chairman, SSGA Funds Management, Inc. (March 2020 - present); President and Director, SSGA Funds Management, Inc. (2001 - present)*; Senior Managing Director, State Street Global Advisors (1992 - present)*; Manager, State Street Global Advisors Funds Distributors, LLC (May 2017 - present).	55	Board Director, SSGA SPDR ETFs Europe I PLC (May 2020 - present); Board Director, SSGA SPDR ETFs Europe II PLC (May 2020 - present).
† For the purpose of determining the number of portfolios overseen by the Trustees, “Fund Complex” comprises registered investment companies for which SSGA Funds Management, Inc. serves as investment adviser.
(1) Mr. Holland retired as a Trustee of the Trust effective December 31, 2022.
(2) The individual listed below is a Trustee who is an “interested person,” as defined in the 1940 Act, of the Trust (“Interested Trustee”).
(3) Ms. Needham is an Interested Trustee because of her employment by SSGA FM, an affiliate of the Trust.
* Served in various capacities and/or with various affiliated entities during noted time period.

19

STATE STREET MASTER FUNDS
STATE STREET U.S. GOVERNMENT MONEY MARKET PORTFOLIO
OTHER INFORMATION  (continued)
December 31, 2022 (Unaudited)

The following lists the principal officers for the Trust, as well as their mailing addresses and ages, positions with the Trust and length of time served, and present and principal occupations:

Name, Address and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation(s) During the Past 5 Years
Officers
ELLEN M. NEEDHAM SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1967	President, Trustee	Term: Indefinite Served: Since 10/12	Chairman, SSGA Funds Management, Inc. (March 2020 - present); President and Director, SSGA Funds Management, Inc. (2001 - present)*; Senior Managing Director, State Street Global Advisors (1992 - present)*; Manager, State Street Global Advisors Funds Distributors, LLC (May 2017 - present).
BRUCE S. ROSENBERG SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1961	Treasurer	Term: Indefinite Served: Since 2/16	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (July 2015 - present); Director, Credit Suisse (April 2008 - July 2015).
ANN M. CARPENTER SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1966	Vice President and Deputy Treasurer	Term: Indefinite Served: Since 10/12 Term: Indefinite Served: Since 2/16	Chief Operating Officer, SSGA Funds Management, Inc. (April 2005 - present)*; Managing Director, State Street Global Advisors (April 2005 - present).*
CHAD C. HALLETT SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1969	Deputy Treasurer	Term: Indefinite Served: Since 2/16	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (November 2014 - present).
DARLENE ANDERSON-VASQUEZ SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1968	Deputy Treasurer	Term: Indefinite Served: Since 11/16	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (May 2016 - present); Senior Vice President, John Hancock Investments (September 2007 - May 2016).
ARTHUR A. JENSEN SSGA Funds Management, Inc. 1600 Summer Street Stamford, CT 06905 YOB: 1966	Deputy Treasurer	Term: Indefinite Served: Since 9/17	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (July 2016 - present); Mutual Fund Controller, GE Asset Management Incorporated (April 2011 - July 2016).
DAVID LANCASTER SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1971	Assistant Treasurer	Term: Indefinite Served: Since 11/20	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (July 2017 - present); Assistant Vice President, State Street Bank and Trust Company (November 2011 - July 2017).*
RYAN HILL SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1982	Assistant Treasurer	Term: Indefinite Served: Since 5/22	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (May 2017 - present); Assistant Vice President, State Street Bank and Trust Company (May 2014 - May 2017).
JOHN BETTENCOURT SSGA Funds Management, Inc. One Iron Street, Boston, MA 02210 YOB:1976	Assistant Treasurer	Term: Indefinite Served: Since 5/22	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (March 2020 - present); Assistant Vice President, State Street Global Advisors (June 2007 - March 2020).
BRIAN HARRIS SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1973	Chief Compliance Officer, Anti-Money Laundering Officer and Code of Ethics Compliance Officer	Term: Indifinite Served: Since 11/13 Term: Indefinite Served: Since 9/16	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (June 2013 - present).*
SEAN O'MALLEY SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1969	Chief Legal Officer	Term: Indefinite Served: Since 8/19	Senior Vice President and General Counsel, State Street Global Advisors (May 2022 - present); Senior Vice President and Deputy General Counsel, State Street Global Advisors (November 2013 - May 2022).
20

STATE STREET MASTER FUNDS
STATE STREET U.S. GOVERNMENT MONEY MARKET PORTFOLIO
OTHER INFORMATION  (continued)
December 31, 2022 (Unaudited)

Name, Address and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation(s) During the Past 5 Years
DAVID BARR SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB:1974	Secretary	Term: Indefinite Served: Since 9/20	Vice President and Senior Counsel, State Street Global Advisors (October 2019 - present); Vice President and Counsel, Eaton Vance Corp. (October 2010 - October 2019).
DAVID URMAN SSGA Funds Management, Inc. One Iron Street Boston,MA 02210 YOB:1985	Assistant Secretary	Term: Indefinite Served: Since 8/19	Vice President and Senior Counsel, State Street Global Advisors (April 2019 - present); Vice President and Counsel, State Street Global Advisors (August 2015 - April 2019); Associate, Ropes & Gray LLP (November 2012 - August 2015).
* Served in various capacities and/or with various affiliated entities during noted time period.
The Statement of Additional Information (SAI) includes additional information about the Trust's trustees and officers and is available, without charge, upon request and by calling 1-877-521-4083.

21

Trustees
John R. Costantino
Michael F. Holland
Michael A. Jessee
Margaret McLaughlin
Ellen M. Needham
George M. Pereira
Donna M. Rapaccioli
Patrick J. Riley
Richard D. Shirk
Investment Adviser and Administrator
SSGA Funds Management, Inc.
One Iron Street
Boston, MA 02210
Custodian, Sub-Administrator and Transfer Agent
State Street Bank and Trust Company
State Street Financial Center
One Lincoln Street
Boston, MA 02111
Independent Registered Public Accounting Firm
Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116
Legal Counsel
Ropes & Gray LLP
800 Boylston Street
Boston, MA 02199
This report is for shareholder information. This is not a prospectus intended for use in the purchase or sale of shares of beneficial interest.
State Street Master Funds
State Street Bank and Trust Company
P.O. Box 5049
Boston, MA 02206
The information contained in this report is intended for the general information of shareholders of the Portfolio and shareholders of any fund invested in the Portfolio. Interests in the Portfolio are offered solely to eligible investors in private placement transactions that do not involve any “public offering” within the meaning of Section 4(a)(2) of the 1933 Act. This report is not authorized for distribution (i) to prospective investors in any fund invested in the Portfolio unless preceded or accompanied by a current offering document for such fund or (ii) to prospective eligible investors in the Portfolio unless preceded or accompanied by a current offering document of the Portfolio. Eligible investors in the Portfolio may obtain a current Portfolio offering document by calling 1-877-521-4083. Please read the offering document carefully before investing in the Portfolio.
STTUSGOVAR1
00282810

Annual Report
December 31, 2022
State Street Institutional Investment Trust
State Street Institutional Treasury Money Market Fund
The information contained in this report is intended for the general information of shareholders of the Fund. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Fund prospectus which contains important information concerning the Fund and the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-877-521-4083 or visiting www.ssga.com. Please read the prospectus carefully before investing in the Fund.

The information contained in this report is intended for the general information of shareholders of the Fund. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Fund prospectus which contains important information concerning the Fund and the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-877-521-4083 or visiting www.ssga.com. Please read the prospectus carefully before investing in the Fund.

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL TREASURY MONEY MARKET FUND
STATEMENT OF ASSETS AND LIABILITIES
December 31, 2022

ASSETS
Investment in corresponding affiliated Portfolio, at value and cost	$12,005,449,266
Receivable for fund shares sold	7,166
Receivable from Adviser	40,906
Prepaid expenses and other assets	26,658
TOTAL ASSETS	12,005,523,996
LIABILITIES
Administration fees payable	513,713
Shareholder servicing fee payable	169,516
Distribution fees payable	35,228
Transfer agent fees payable	21,985
Registration and filing fees payable	158,401
Professional fees payable	27,992
Printing fees payable	47,410
Distribution payable	8,110,420
Accrued expenses and other liabilities	9,106
TOTAL LIABILITIES	9,093,771
NET ASSETS	$ 11,996,430,225
NET ASSETS CONSIST OF:
Paid-in Capital	$ 11,996,612,824
Total distributable earnings (loss)	(182,599)
NET ASSETS	$ 11,996,430,225
Administration Class
Net Assets	$ 49,999
Shares Outstanding	50,000
Net asset value, offering and redemption price per share	$ 1.00
Bancroft Capital Class
Net Assets	$ 49,999
Shares Outstanding	50,000
Net asset value, offering and redemption price per share	$ 1.00
Cabrera Capital Markets Class
Net Assets	$ 50,716
Shares Outstanding	50,717
Net asset value, offering and redemption price per share	$ 1.00
Institutional Class
Net Assets	$ 1,663,785,538
Shares Outstanding	1,663,820,022
Net asset value, offering and redemption price per share	$ 1.00
Investment Class
Net Assets	$ 366,876,161
Shares Outstanding	366,878,936
Net asset value, offering and redemption price per share	$ 1.00
Investor Class
Net Assets	$ 493,478,100
Shares Outstanding	493,485,718
Net asset value, offering and redemption price per share	$ 1.00
Opportunity Class
Net Assets	$ 65,405,946
Shares Outstanding	65,405,848
Net asset value, offering and redemption price per share	$ 1.00
Premier Class
Net Assets	$ 9,406,733,766
Shares Outstanding	9,406,972,347
Net asset value, offering and redemption price per share	$ 1.00
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
1

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL TREASURY MONEY MARKET FUND
STATEMENT OF OPERATIONS
For the Year Ended December 31, 2022

INCOME AND EXPENSES ALLOCATED FROM AFFILIATED PORTFOLIO
Interest income allocated from affiliated Portfolio	$218,837,349
Expenses allocated from affiliated Portfolio	(9,021,186)
TOTAL INVESTMENT INCOME (LOSS) ALLOCATED FROM AFFILIATED PORTFOLIO	209,816,163
EXPENSES
Administration fees
Administration Class	25
Bancroft Capital Class	25
Cabrera Capital Markets Class	25
Institutional Class	811,664
Investment Class	229,472
Investor Class	284,754
Opportunity Class	6,505
Premier Class	5,841,448
Shareholder servicing fees
Administration Class	99
Bancroft Capital Class	15
Cabrera Capital Markets Class	15
Institutional Class	486,998
Investment Class	1,147,357
Investor Class	455,606
Opportunity Class	3,903
Distribution fees
Administration Class	25
Investment Class	458,943
Custodian fees	46,854
Trustees’ fees and expenses	21,058
Transfer agent fees	16,514
Registration and filing fees	256,522
Professional fees	77,418
Printing and postage fees	72,843
Insurance expense	49,117
Miscellaneous expenses	108,620
TOTAL EXPENSES	10,375,825
Expenses waived/reimbursed by the Adviser	(1,224,919)
NET EXPENSES	9,150,906
NET INVESTMENT INCOME (LOSS)	$200,665,257
REALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments allocated from affiliated Portfolio	(221,565)
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$200,443,692
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
2

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL TREASURY MONEY MARKET FUND
STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended 12/31/22	Year Ended 12/31/21
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ 200,665,257	$ 863,894
Net realized gain (loss)	(221,565)	45,399
Net increase (decrease) in net assets resulting from operations	200,443,692	909,293
DISTRIBUTIONS TO SHAREHOLDERS:
Administration Class	(634)	(8)
Bancroft Capital Class (a)	(721)	(1)
Cabrera Capital Markets Class (b)	(726)	(1)
Institutional Class	(24,647,811)	(48,229)
Investment Class	(5,775,321)	(25,325)
Investor Class	(7,382,562)	(47,317)
Opportunity Class (c)	(318,732)	(1)
Premier Class	(162,523,804)	(841,012)
Total distributions to shareholders	(200,650,311)	(961,894)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Administration Class
Reinvestment of distributions	—	7
Shares redeemed	—	(275,014)
Net increase (decrease) from capital share transactions	—	(275,007)
Bancroft Capital Class (a)
Shares sold	—	50,000
Net increase (decrease) from capital share transactions	—	50,000
Cabrera Capital Markets Class (b)
Shares sold	—	50,000
Reinvestment of distributions	716	1
Net increase (decrease) from capital share transactions	716	50,001
Institutional Class
Shares sold	7,597,086,274	5,087,839,401
Reinvestment of distributions	2,612,428	21,352
Shares redeemed	(6,847,263,138)	(4,420,515,486)
Net increase (decrease) from capital share transactions	752,435,564	667,345,267
Investment Class
Shares sold	732,327,976	533,675,055
Reinvestment of distributions	138,353	1,631
Shares redeemed	(649,470,394)	(729,742,532)
Net increase (decrease) from capital share transactions	82,995,935	(196,065,846)
Investor Class
Shares sold	10,251,895,791	5,276,633,799
Reinvestment of distributions	6,426,861	17,757
Shares redeemed	(10,303,112,429)	(5,293,891,789)
Net increase (decrease) from capital share transactions	(44,789,777)	(17,240,233)
Opportunity Class (c)
Shares sold	160,599,999	50,000
Reinvestment of distributions	256,140	—
Shares redeemed	(95,500,291)	—
Net increase (decrease) from capital share transactions	65,355,848	50,000
Premier Class
Shares sold	110,731,895,295	104,057,324,262
Reinvestment of distributions	156,683,525	848,198
Shares redeemed	(113,182,581,798)	(107,065,223,762)
Net increase (decrease) from capital share transactions	(2,294,002,978)	(3,007,051,302)
Net increase (decrease) in net assets from beneficial interest transactions	(1,438,004,692)	(2,553,137,120)
Net increase (decrease) in net assets during the period	(1,438,211,311)	(2,553,189,721)
Net assets at beginning of period	13,434,641,536	15,987,831,257
NET ASSETS AT END OF PERIOD	$ 11,996,430,225	$ 13,434,641,536
SHARES OF BENEFICIAL INTEREST:
Administration Class
Reinvestment of distributions	—	7
Shares redeemed	—	(275,014)
Net increase (decrease) from share transactions	—	(275,007)
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
3

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL TREASURY MONEY MARKET FUND
STATEMENTS OF CHANGES IN NET ASSETS  (continued)

	Year Ended 12/31/22	Year Ended 12/31/21
Bancroft Capital Class (a)
Shares sold	—	50,000
Net increase (decrease) from share transactions	—	50,000
Cabrera Capital Markets Class (b)
Shares sold	—	50,000
Reinvestment of distributions	716	1
Net increase (decrease) from share transactions	716	50,001
Institutional Class
Shares sold	7,597,086,274	5,087,839,401
Reinvestment of distributions	2,612,428	21,352
Shares redeemed	(6,847,263,138)	(4,420,515,486)
Net increase (decrease) from share transactions	752,435,564	667,345,267
Investment Class
Shares sold	732,327,976	533,675,055
Reinvestment of distributions	138,353	1,631
Shares redeemed	(649,470,394)	(729,742,532)
Net increase (decrease) from share transactions	82,995,935	(196,065,846)
Investor Class
Shares sold	10,251,895,791	5,276,633,799
Reinvestment of distributions	6,426,861	17,757
Shares redeemed	(10,303,112,429)	(5,293,891,789)
Net increase (decrease) from share transactions	(44,789,777)	(17,240,233)
Opportunity Class (c)
Shares sold	160,599,999	50,000
Reinvestment of distributions	256,140	—
Shares redeemed	(95,500,291)	—
Net increase (decrease) from share transactions	65,355,848	50,000
Premier Class
Shares sold	110,731,895,295	104,057,324,262
Reinvestment of distributions	156,683,525	848,198
Shares redeemed	(113,182,581,798)	(107,065,223,762)
Net increase (decrease) from share transactions	(2,294,002,978)	(3,007,051,302)

(a)	For Bancroft Capital Class shares, data for the year ended December 31, 2021 is from October 13, 2021 (commencement date) through December 31, 2021.
(b)	For Cabrera Capital Market Class shares, data for the year ended December 31, 2021 is from October 20, 2021 (commencement date) through December 31, 2021.
(c)	For Opportunity Class shares, data for the year ended December 31, 2021 is from October 28, 2021 (commencement date) through December 31, 2021.
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
4

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL TREASURY MONEY MARKET FUND
FINANCIAL HIGHLIGHTS
Selected data for a share outstanding throughout each period

	Administration Class (a)
	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20	Year Ended 12/31/19	For the Period 07/31/18*- 12/31/18
Net asset value, beginning of period	$ 1.0000	$ 1.0000	$ 1.0000	$ 1.0000	$ 1.0000
Income (loss) from investment operations:
Net investment income (loss)	0.0127	0.0009	0.0029	0.0184	0.0076
Net realized gain (loss)	(0.0002)	(0.0007)	(0.0001)	0.0000(b)	(0.0000)(b)
Total from investment operations	0.0125	0.0002	0.0028	0.0184	0.0076
Distributions to shareholders from:
Net investment income	(0.0125)	(0.0001)	(0.0028)	(0.0184)	(0.0076)
Net realized gains	—	(0.0001)	—	—	—
Total distributions	(0.0125)	(0.0002)	(0.0028)	(0.0184)	(0.0076)
Net asset value, end of period	$ 1.0000	$ 1.0000	$ 1.0000	$ 1.0000	$ 1.0000
Total return (c)	1.26%	0.00%(d)	0.28%	1.85%	0.76%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$ 50	$ 50	$ 325	$ 50	$ 50
Ratios to Average Net Assets:
Total expenses	0.36%	0.37%	0.37%	0.37%	0.37%(e)
Net expenses	0.30%	0.07%	0.18%	0.37%	0.37%(e)
Net investment income (loss)	1.27%	0.01%	0.07%	1.84%	1.79%(e)
*	Commencement of operations.
(a)	The per share amounts and percentages include the Fund’s proportionate share of income and expenses of the affiliated Portfolio.
(b)	Amount is less than $0.00005 per share.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.
(d)	Amount is less than 0.005%.
(e)	Annualized.
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
5

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL TREASURY MONEY MARKET FUND
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	Bancroft Capital Class (a)
	Year Ended 12/31/22	For the Period 10/13/21*- 12/31/21
Net asset value, beginning of period	$ 1.0000	$ 1.0000
Income (loss) from investment operations:
Net investment income (loss)	0.0144	0.0001
Net realized gain (loss)	(0.0002)	0.0001
Total from investment operations	0.0142	0.0002
Distributions to shareholders from:
Net investment income	(0.0142)	(0.0001)
Net realized gains	—	(0.0001)
Total distributions	(0.0142)	(0.0002)
Net asset value, end of period	$ 1.0000	$ 1.0000
Total return (b)	1.43%	0.00%(c)
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$ 50	$ 50
Ratios to Average Net Assets:
Total expenses	0.14%	0.15%(d)
Net expenses	0.13%	0.05%(d)
Net investment income (loss)	1.44%	0.01%(d)
*	Commencement of operations.
(a)	The per share amounts and percentages include the Fund’s proportionate share of income and expenses of the affiliated Portfolio.
(b)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.
(c)	Amount is less than 0.005%.
(d)	Annualized.
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
6

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL TREASURY MONEY MARKET FUND
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	Cabrera Capital Markets Class (a)
	Year Ended 12/31/22	For the Period 10/20/21*- 12/31/21
Net asset value, beginning of period	$ 1.0000	$ 1.0000
Income (loss) from investment operations:
Net investment income (loss)	0.0145	0.0001
Net realized gain (loss)	(0.0003)	0.0001
Total from investment operations	0.0142	0.0002
Distributions to shareholders from:
Net investment income	(0.0142)	(0.0001)
Net realized gains	—	(0.0001)
Total distributions	(0.0142)	(0.0002)
Net asset value, end of period	$ 1.0000	$ 1.0000
Total return (b)	1.43%	0.00%(c)
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$ 51	$ 50
Ratios to Average Net Assets:
Total expenses	0.14%	0.15%(d)
Net expenses	0.13%	0.05%(d)
Net investment income (loss)	1.45%	0.02%(d)
*	Commencement of operations.
(a)	The per share amounts and percentages include the Fund’s proportionate share of income and expenses of the affiliated Portfolio.
(b)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.
(c)	Amount is less than 0.005%.
(d)	Annualized.
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
7

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL TREASURY MONEY MARKET FUND
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	Institutional Class (a)
	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20	Year Ended 12/31/19	For the Period 7/31/18*- 12/31/18
Net asset value, beginning of period	$ 1.0000	$ 1.0000	$ 1.0000	$ 1.0000	$ 1.0000
Income (loss) from investment operations:
Net investment income (loss)	0.0152	0.0001	0.0038	0.0205	0.0085
Net realized gain (loss)	(0.0010)	0.0001	—	0.0000(b)	(0.0000)(b)
Total from investment operations	0.0142	0.0002	0.0038	0.0205	0.0085
Distributions to shareholders from:
Net investment income	(0.0142)	(0.0001)	(0.0038)	(0.0205)	(0.0085)
Net realized gains	—	(0.0001)	—	—	—
Net asset value, end of period	$ 1.0000	$ 1.0000	$ 1.0000	$ 1.0000	$ 1.0000
Total return (c)	1.42%	0.01%	0.38%	2.07%	0.85%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$1,663,786	$911,380	$244,039	$ 23,628	$ 50
Ratios to Average Net Assets:
Total expenses	0.15%	0.15%	0.15%	0.15%	0.15%(d)
Net expenses	0.14%	0.06%	0.14%	0.15%	0.15%(d)
Net investment income (loss)	1.52%	0.01%	0.12%	1.86%	2.01%(d)
*	Commencement of operations.
(a)	The per share amounts and percentages include the Fund’s proportionate share of income and expenses of the affiliated Portfolio.
(b)	Amount is less than $0.00005 per share.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.
(d)	Annualized.
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
8

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL TREASURY MONEY MARKET FUND
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	Investment Class (a)
	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20	Year Ended 12/31/19	Year Ended 12/31/18
Net asset value, beginning of period	$ 1.0000	$ 1.0000	$ 1.0000	$ 1.0000	$ 1.0000
Income (loss) from investment operations:
Net investment income (loss)	0.0126	0.0000	0.0027	0.0175	0.0138
Net realized gain (loss)	(0.0008)	0.0002	0.0001	0.0000(b)	(0.0000)(b)
Total from investment operations	0.0118	0.0002	0.0028	0.0175	0.0138
Distributions to shareholders from:
Net investment income	(0.0118)	(0.0001)	(0.0027)	(0.0175)	(0.0138)
Net realized gains	—	(0.0001)	(0.0001)	—	—
Total distributions	(0.0118)	(0.0002)	(0.0028)	(0.0175)	(0.0138)
Net asset value, end of period	$ 1.0000	$ 1.0000	$ 1.0000	$ 1.0000	$ 1.0000
Total return (c)	1.18%	0.01%	0.27%	1.76%	1.39%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$366,876	$283,888	$479,954	$408,230	$390,735
Ratios to Average Net Assets:
Total expenses	0.47%	0.47%	0.47%	0.47%	0.47%
Net expenses	0.41%	0.06%	0.26%	0.46%	0.47%
Net investment income (loss)	1.26%	0.01%	0.21%	1.74%	1.37%
(a)	The per share amounts and percentages include the Fund’s proportionate share of income and expenses of the affiliated Portfolio.
(b)	Amount is less than $0.00005 per share.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
9

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL TREASURY MONEY MARKET FUND
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	Investor Class (a)
	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20	Year Ended 12/31/19	Year Ended 12/31/18
Net asset value, beginning of period	$ 1.0000	$ 1.0000	$ 1.0000	$ 1.0000	$ 1.0000
Income (loss) from investment operations:
Net investment income (loss)	0.0130	0.0001	0.0035	0.0200	0.0165
Net realized gain (loss)	0.0008	0.0001	—	0.0000(b)	(0.0000)(b)
Total from investment operations	0.0138	0.0002	0.0035	0.0200	0.0165
Distributions to shareholders from:
Net investment income	(0.0138)	(0.0001)	(0.0035)	(0.0200)	(0.0165)
Net realized gains	—	(0.0001)	—	—	—
Total distributions	(0.0138)	(0.0002)	(0.0035)	(0.0200)	(0.0165)
Net asset value, end of period	$ 1.0000	$ 1.0000	$ 1.0000	$ 1.0000	$ 1.0000
Total return (c)	1.38%	0.01%	0.35%	2.02%	1.66%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$493,478	$538,275	$555,517	$131,075	$ 97,241
Ratios to Average Net Assets:
Total expenses	0.20%	0.20%	0.20%	0.20%	0.20%
Net expenses	0.17%	0.06%	0.17%	0.20%	0.20%
Net investment income (loss)	1.30%	0.01%	0.17%	1.95%	1.70%
(a)	The per share amounts and percentages include the Fund’s proportionate share of income and expenses of the affiliated Portfolio.
(b)	Amount is less than $0.00005 per share.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
10

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL TREASURY MONEY MARKET FUND
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	Opportunity Class (a)
	Year Ended 12/31/22	For the Period 10/28/21*- 12/31/21
Net asset value, beginning of period	$ 1.0000	$ 1.0000
Income (loss) from investment operations:
Net investment income (loss)	0.0252	0.0001
Net realized gain (loss)	(0.0110)	0.0001
Total from investment operations	0.0142	0.0002
Distributions to shareholders from:
Net investment income	(0.0142)	(0.0001)
Net realized gains	—	(0.0001)
Total distributions	(0.0142)	(0.0002)
Net asset value, end of period	$ 1.0000	$ 1.0000
Total return (b)	1.43%	0.00%(c)
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$ 65,406	$ 50
Ratios to Average Net Assets:
Total expenses	0.15%	0.15%(d)
Net expenses	0.15%	0.05%(d)
Net investment income (loss)	2.52%	0.01%(d)
*	Commencement of operations.
(a)	The per share amounts and percentages include the Fund’s proportionate share of income and expenses of the affiliated Portfolio.
(b)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.
(c)	Amount is less than 0.005%.
(d)	Annualized.
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
11

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL TREASURY MONEY MARKET FUND
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	Premier Class (a)
	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20	Year Ended 12/31/19	Year Ended 12/31/18
Net asset value, beginning of period	$ 1.0000	$ 1.0000	$ 1.0000	$ 1.0000	$ 1.0000
Income (loss) from investment operations:
Net investment income (loss)	0.0139	0.0000	0.0040	0.0208	0.0173
Net realized gain (loss)	0.0005	0.0002	0.0001	0.0000(b)	(0.0000)(b)
Total from investment operations	0.0144	0.0002	0.0041	0.0208	0.0173
Distributions to shareholders from:
Net investment income	(0.0144)	(0.0001)	(0.0040)	(0.0208)	(0.0173)
Net realized gains	—	(0.0001)	(0.0001)	—	—
Total distributions	(0.0144)	(0.0002)	(0.0041)	(0.0208)	(0.0173)
Net asset value, end of period	$ 1.0000	$ 1.0000	$ 1.0000	$ 1.0000	$ 1.0000
Total return (c)	1.45%	0.01%	0.40%	2.10%	1.74%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$9,406,734	$11,700,899	$14,707,995	$11,812,916	$9,424,507
Ratios to Average Net Assets:
Total expenses	0.12%	0.12%	0.12%	0.12%	0.12%
Net expenses	0.11%	0.06%	0.12%	0.12%	0.12%
Net investment income (loss)	1.39%	0.01%	0.33%	2.07%	1.71%
(a)	The per share amounts and percentages include the Fund’s proportionate share of income and expenses of the affiliated Portfolio.
(b)	Amount is less than $0.00005 per share.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
12

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL TREASURY MONEY MARKET FUND
NOTES TO FINANCIAL STATEMENTS
December 31, 2022

1.    Organization
State Street Institutional Investment Trust (the “Trust”), a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (“1940 Act”), is an open-end management investment company.
As of December 31, 2022, the Trust consists of twenty-nine (29) series (and corresponding classes, each of which have the same rights and privileges, including voting rights), each of which represents a separate series of beneficial interest in the Trust. The Declaration of Trust permits the Board of Trustees of the Trust (the “Board" and each member thereof, a "Trustee") to authorize the issuance of an unlimited number of shares of beneficial interest with no par value. The financial statements herein relate only to the following series (the “Fund”):
Fund	Classes	Commencement of Operations	Diversification Classification
State Street Institutional Treasury Money Market Fund	Administration Class Bancroft Capital Class Cabrera Capital Markets Class Institutional Class Investment Class Investor Class Opportunity Class Premier Class Select Class	July 31, 2018 October 13, 2021 October 20, 2021 July 31, 2018 October 25, 2007 December 22, 2016 October 28, 2021 October 25, 2007 Not commenced	Diversified
The Fund is part of a master-feeder structure and invests substantially all of its assets in the State Street Treasury Money Market Portfolio (the “Portfolio”), a separate series of State Street Master Funds. The value of the Fund’s investment in the Portfolio reflects the Fund’s proportionate interest in the net assets of the Portfolio (94.69% at December 31, 2022). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including its Schedule of Investments, are attached to this report and should be read in conjunction with the Fund’s financial statements.
The Fund operates as a “government money market fund” within the meaning of Rule 2a-7 under the 1940 Act to comply with the amendments to Rule 2a-7 that became effective on October 14, 2016. The Fund is not currently subject to liquidity fees or temporary suspensions of redemptions due to declines in the Fund's weekly liquid assets.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred.
2.    Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:
The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.
Security Valuation
The Fund records its investments in its Portfolio at value (net asset value) each business day. The valuation policy of the Portfolio is discussed in Note 2 of the Portfolio’s Notes to Financial Statements, which are attached to this report.
13

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL TREASURY MONEY MARKET FUND
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2022

The investments of the Portfolio are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board. The Committee provides oversight of the valuation of investments for the Portfolio. The Board has responsibility for overseeing the determination of the fair value of investments.
The Portfolio’s securities are recorded on the basis of amortized cost which approximates fair value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.
The summary of the inputs used for the Portfolio, as of December 31, 2022, in valuing the Portfolio’s securities carried at fair value are discussed in Note 2 of the Portfolio’s Notes to Financial Statements.
Investment Transactions and Income Recognition
Investment transactions are accounted for on the trade date for financial reporting purposes. Realized gains and losses from security transactions consist of the Fund’s pro-rata share of its Portfolio’s realized gains and losses. Net investment income consists of the Fund’s pro-rata share of the net investment income of its Portfolio less expenses of the Fund.
Expenses
Certain expenses, which are directly identifiable to a specific Fund, are applied to that Fund within the Trust. Other expenses which cannot be attributed to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Funds within the Trust. The Fund is allocated a pro-rata share of the expense of its Portfolio. Class specific expenses are borne by each class.
Distributions
Distributions from net investment income, if any, are declared daily and are payable as of the last business day of each month. Net realized capital gains, if any, are distributed annually, unless additional distributions are required for compliance with applicable tax regulations. The amount and character of income and capital gains to be distributed are determined in accordance with applicable tax regulations which may differ from net investment income and realized gains recognized for U.S. GAAP purposes.
3.    Fees and Transactions with Affiliates
Advisory Fee
The Fund pays no advisory fee directly to SSGA Funds Management, Inc. (the “Adviser” or “SSGA FM”), for so long as assets of the Fund are invested in the Portfolio. The Portfolio retained SSGA FM, a subsidiary of State Street Corporation and an affiliate of State Street Bank and Trust Company (“State Street”), as its investment adviser. The Portfolio has entered into an investment advisory agreement with the Adviser, under which the Adviser directs the investments of the Portfolio in accordance with its investment objectives, policies, and limitations. In compensation for the Adviser’s services as investment adviser, the Portfolio pays the Adviser a management fee at an annual rate of 0.05% of its average daily net assets.
The Adviser is contractually obligated until April 30, 2023 to waive up to the full amount of the advisory fee payable by the Fund and/or to reimburse the Fund for expenses to the extent that Total Annual Fund Operating Expenses (exclusive of non-recurring account fees, interest, taxes, extraordinary expenses, acquired fund fees, any class-specific expenses, such as distribution, shareholder servicing, sub-transfer agency and administration fees) exceed 0.07% of average daily net assets on an annual basis (the "Total Annual Fund Operating Expense Waiver"). This waiver and/or reimbursement may not be terminated prior to April 30, 2023 except with approval of the Board. For the year ended December 31, 2022, the Adviser contractually waived fees in the amount of $55,420.
In addition to the contractual expense limitation for the Fund, each of the Adviser and State Street Global Advisors Funds Distributors, LLC (each a “Service Provider”) also may voluntarily reduce all or a portion of its fees and/or reimburse expenses for the Fund or a share class to the extent necessary to maintain a certain minimum net yield, which may vary from time to time and from share class to share class within the Fund, in SSGA FM’s sole discretion (any such waiver or reimbursement of expenses being referred to herein as a “Voluntary Reduction”). The Adviser may, in its sole discretion, implement the Voluntary Reduction for some series of the Trust, or some share classes of a series, and not others. The amount of any Voluntary Reduction may differ between such series
14

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL TREASURY MONEY MARKET FUND
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2022

and share classes in the Adviser's sole discretion. The business objectives of the Adviser and its affiliates and their broader relationships with certain Fund shareholders, Financial Intermediaries or distribution channels could give the Adviser an incentive to implement the Voluntary Reduction for some series of the Trust or share classes and not others, or to implement it to a greater degree for some series or share classes than others. Under an agreement with the Service Providers relating to the Voluntary Reduction, the Fund and the Portfolio have agreed to reimburse the Service Providers for the full dollar amount of any Voluntary Reduction beginning on May 1, 2020, subject to certain limitations. Each Service Provider may, in its sole discretion, irrevocably waive receipt of any or all reimbursement amounts due from the Fund.
A reimbursement to the Service Provider would increase fund expenses and may negatively impact the Fund’s yield during such period. There is no guarantee that the Voluntary Reduction will be in effect at any given time or that the Fund will be able to avoid a negative yield. The Fund has agreed, subject to certain limitations, to reimburse the applicable Service Provider for the full dollar amount of any Voluntary Reduction incurred after May 1, 2020. Any such future reimbursement of an applicable Service Provider may result in the total annual operating expenses with respect to a share class of the Fund exceeding the amount of the expense cap under the contractual expense limitation agreement because the expense is not covered by the agreement.
Fees reduced or expenses reimbursed by the Service Providers in connection with the Voluntary Reduction for the year ended December 31, 2022 were $1,169,499. As of December 31, 2022, SSGA FM has not recouped any expenses from the Fund. Waived/reduced fees subject to potential recovery by year of expiration are as follows:
Expiration Date	Amount
12/31/2023	$ 1,398,757
12/31/2024	$10,134,247
12/31/2025	$ 1,169,499
Administrator, Sub-Administrator and Custodian Fees
SSGA FM serves as administrator and State Street serves as custodian and sub-administrator. For its administrative services, the Fund pays a fee at an annual rate of 0.05% of its average daily net assets to SSGA FM. The fees are accrued daily and paid monthly. The Fund pays State Street an annual fee for custody services for the Fund. SSGA FM pays an annual fee to State Street for sub-administration services provided for the Fund.
Distribution Fees
State Street Global Advisors Funds Distributors, LLC (“SSGA FD” or the “Distributor”), an affiliate of the Adviser, serves as the distributor of the Fund.
The Fund has adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act, under which the Fund may compensate the Distributor (or others) for services in connection with the distribution of the Fund’s shares and for services provided to Fund shareholders (the “Plan”). The Plan calls for payments at an annual rate (based on average daily net assets) of 0.05% and 0.10% of the Fund’s net assets attributable to its Administration Class shares and Investment Class shares, respectively. In addition to payments under the Plan, the Fund may reimburse the Distributor or its affiliates for payments it makes to financial intermediaries that provide certain administrative, recordkeeping, and account maintenance services. The amount of the reimbursement and the manner in which it is calculated are reviewed by the Trustees periodically.
During the year ended December 31, 2022, the Fund's Administration Class shares and Investment Class shares paid $25 and $458,943, respectively, to SSGA FD under the Plan.
Under the Fund’s Shareholder Servicing Plan (and other shareholder servicing arrangements), the Fund compensates financial intermediaries for providing certain services to shareholders and for maintaining shareholder accounts. The Fund's Administration Class shares, Bancroft Capital Class shares, Cabrera Capital Markets Class shares, Institutional Class shares, Investment Class shares, Investor Class shares and Opportunity Class shares made payments for these services at an annual rate up to 0.20%, 0.03%, 0.03%, 0.03%, 0.25%, 0.08%, and 0.03%, respectively, of the eligible average daily net assets of the Administration Class shares, Bancroft Capital Class shares, Cabrera Capital Markets Class shares, Institutional Class shares, Investment Class shares, Investor Class shares, and Opportunity Class shares, respectively. During the period ended December 31, 2022, the Fund's Administration Class shares, Bancroft Capital Class shares, Cabrera Capital Markets Class shares, Institutional Class shares, Investment Class shares, Investor Class shares and Opportunity Class shares paid SSGA FD $99, $15, $15, $486,998, $1,147,357, $455,606 and $3,903, respectively, for these services, which
15

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL TREASURY MONEY MARKET FUND
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2022

SSGA FD subsequently paid in part to financial intermediaries.
4.    Trustees’ Fees
The fees and expenses of the Trustees who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”), are paid directly by the Fund. The Independent Trustees are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.
5.    Income Tax Information
The Fund has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. The Fund will not be subject to federal income taxes to the extent it distributes its taxable income, including any net realized capital gains, for each fiscal year. Therefore, no provision for federal income tax is required.
The Fund files federal and various state and local tax returns as required. No income tax returns are currently under examination. Generally, the federal returns are subject to examination by the Internal Revenue Service for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction. SSGA FM has analyzed the Fund’s tax positions taken on tax returns for all open years and does not believe there are any uncertain tax positions that would require recognition of a tax liability.
Distributions to shareholders are recorded on ex-dividend date. Income dividends and gain distributions are determined in accordance with income tax rules and regulations, which may differ from generally accepted accounting principles.
The tax character of distributions paid during the year ended December 31, 2022, was as follows:
	Ordinary Income	Long-Term Capital Gains	Total
State Street Institutional Treasury Money Market Fund	$200,650,311	$—	$200,650,311
The tax character of distributions paid during the year ended December 31, 2021, was as follows:
	Ordinary Income	Long-Term Capital Gains	Total
State Street Institutional Treasury Money Market Fund	$ 961,894	$ —	$ 961,894
At December 31, 2022, the components of distributable earnings on a tax basis were as follows:
	Undistributed Ordinary Income	Capital Loss Carryforwards	Undistributed Long-Term Capital Gains	Net Unrealized Gains (Losses)	Total
State Street Institutional Treasury Money Market Fund	$38,965	$(221,564)	$—	$—	$(182,599)
As of December 31, 2022, the Fund had capital loss carryforwards available to offset future realized capital gains as follows:
	Non-Expiring Short Term	Non-Expiring Long Term
State Street Institutional Treasury Money Market Fund	$221,564	$—
As of December 31, 2022, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.
16

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL TREASURY MONEY MARKET FUND
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2022

6.    Risks
Concentration Risk
As a result of the Fund's ability to invest a large percentage of its assets in obligations of issuers within the same country, state, region, currency or economic sector, an adverse economic, business or political development may affect the value of the Fund’s investments more than if the Fund was more broadly diversified.
Market, Credit and Counterparty Risk
In the normal course of business, the Fund trades securities and enters into financial transactions where risk of potential loss exists due to changes in global economic conditions and fluctuations of the market (market risk). Additionally, the Fund may also be exposed to counterparty risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults. The value of securities held by the Fund may decline in response to certain events, including those directly involving the companies whose securities are owned by the Fund; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations (credit risk).
Financial assets, which potentially expose the Fund to market, credit and counterparty risks, consist principally of investments and cash due from counterparties. The extent of the Fund’s exposure to market, credit and counterparty risks in respect to these financial assets approximates their value as recorded in the Fund’s Statement of Assets and Liabilities, less any collateral held by the Fund.
The Fund’s investments are subject to changes in general economic conditions, general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and general market liquidity. The Fund is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness, such as COVID-19, or other public health issues, or other events could have a significant impact on the Fund and its investments.
7.    Recent Accounting Pronouncement
In March 2020, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update No. 2020-04 (“ASU 2020-04”), “Reference Rate Reform (Topic 848)”. In response to concerns about structural risks of interbank offered rates, and particularly the risk of cessation of LIBOR, regulators have undertaken reference rate reform initiatives to identify alternative reference rates that are more observable or transaction based and less susceptible to manipulation. ASU 2020-04 provides optional guidance for a limited period of time to ease the potential burden in accounting for (or recognizing the effects of) reference rate reform on financial reporting. ASU 2020-04 is elective and applies to all entities, subject to meeting certain criteria, that have contracts, hedging relationships, and other transactions that reference LIBOR or another reference rate expected to be discontinued because of reference rate reform. The relief provided is temporary and generally cannot be applied to contract modifications that occur after December 31, 2022, or hedging relationships entered into or evaluated after that date. However, the FASB has indicated that it will revisit the sunset date in Topic 848 after the LIBOR administrator makes a final decision on a phaseout date. On November 30, 2020, the LIBOR administrator proposed extending the publication of the overnight and the one-, three-, six- and 12-month USD LIBOR settings through June 30, 2023, when many existing contracts that reference LIBOR will have expired. Management is currently evaluating the impact of the guidance.
8.    Subsequent Events
Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.
17

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL TREASURY MONEY MARKET FUND
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of State Street Institutional Treasury Money Market Fund and the Board of Trustees of State Street Institutional Investment Trust
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of State Street Institutional Treasury Money Market Fund (the “Fund”) (one of the series constituting State Street Institutional Investment Trust (the “Trust”)), as of December 31, 2022, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the series constituting State Street Institutional Investment Trust) at December 31, 2022, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more State Street Global Advisors investment companies since 2000.
Boston, Massachusetts
February 24, 2023
18

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL TREASURY MONEY MARKET FUND
OTHER INFORMATION
December 31, 2022 (Unaudited)

Expense Example
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), if applicable, on purchase payments, reinvested dividends, or other distributions; and (2) ongoing costs, including advisory fees and to the extent applicable, distribution (12b-1) and/or service fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from July 1, 2022 to December 31, 2022.
The table below illustrates your Fund’s cost in two ways:
Based on actual fund return ——This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the Fund's actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Fund under the heading “Expenses Paid During Period”.
Based on hypothetical 5% return ——This section is intended to help you compare your Fund’s costs with those of other mutual funds. It assumes that the Fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case, because the return used is not the Fund’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the U.S. Securities and Exchange Commission (the “SEC”) requires all mutual funds to calculate expenses based on a 5% return. You can assess your Fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales load charges (loads). Therefore, the hypothetical 5% return section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
		Actual		Hypothetical (assuming a 5% return before expenses)
	Annualized Expense Ratio	Ending Account Value	Expenses Paid During Period(a)	Ending Account Value	Expenses Paid During Period(a)
State Street Institutional Treasury Money Market Fund
Administration Class	0.36%	$ 1,011.70	$1.83	$1,023.40	$1.84
Bancroft Capital Class	0.14	1,012.90	0.71	1,024.50	0.71
Cabrera Capital Markets Class	0.14	1,012.90	0.71	1,024.50	0.71
Institutional Class	0.15	1,012.80	0.76	1,024.40	0.77
Investment Class	0.47	1,011.20	2.38	1,022.80	2.40
Investor Class	0.20	1,012.60	1.01	1,024.20	1.02
Opportunity Class	0.15	1,012.80	0.76	1,024.40	0.77
Premier Class	0.12	1,013.00	0.61	1,024.60	0.61
(a)	Expenses are equal to the Fund’s annualized net expense ratio, which includes the Fund’s proportionate share of the expenses of the Portfolio, multiplied by the average account value of the period, multiplied by 184, then divided by 365.
19

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL TREASURY MONEY MARKET FUND
OTHER INFORMATION  (continued)
December 31, 2022 (Unaudited)

Tax Information
For federal income tax purposes, the following information is furnished with respect to the distributions of the Fund for its fiscal year ended December 31, 2022.
Qualified Interest Income
The Fund reports the maximum amount allowable of its net taxable income and short-term capital gain as qualified interest income.
Proxy Voting Policies and Procedures and Records
The Fund has adopted the proxy voting policies of the Adviser. A description of the Fund's proxy voting policies and procedures that are used by the Fund's Adviser to vote proxies relating to Fund's portfolio of securities are available (i) without charge, upon request, by calling 1-866-787-2257 (toll free) and (ii) on the SEC’s website at www.sec.gov. Information regarding how the Fund voted for the prior 12-month period ended June 30 is available by August 31 of each year by calling the same number and on the SEC’s website, at www.sec.gov, and on the Fund's website at www.ssga.com.
Monthly Portfolio Schedule
The Fund files its monthly portfolio holdings with the SEC on Form N-MFP. The Fund’s Form N-MFP is available on the SEC’s website at www.sec.gov.
20

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL TREASURY MONEY MARKET FUND
OTHER INFORMATION  (continued)
December 31, 2022 (Unaudited)

TRUSTEES AND OFFICERS INFORMATION
Name, Address and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation During the Past Five Years and Relevant Experience	Number of Funds in Fund Complex Overseen by Trustee†	Other Directorships Held by Trustee During the Past Five Years
Trustees
Independent Trustees
Michael F. Holland(1) c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1944	Trustee and Co- Chairperson of the Board	Term: Indefinite Elected: 7/99	Chairman, Holland & Company L.L.C. (investment adviser) (1995 - present).	55	Director, the Holland Series Fund, Inc.; Director, The China Fund, Inc. (1992 - 2017); Director, The Taiwan Fund, Inc. (2007 - 2017); Director, Reaves Utility Income Fund, Inc.; and Director, Blackstone/GSO Loans (and Real Estate) Funds.
Patrick J. Riley c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1948	Trustee and Co- Chairperson of the Board	Term: Indefinite Elected: 1/14	Associate Justice of the Superior Court, Commonwealth of Massachusetts (2002 - May 2010); Partner, Riley, Burke & Donahue, L.L.P. (law firm) (1985 - 2002); Independent Director, State Street Global Advisors Europe Limited (investment company) (1998 - present); Independent Director, SSGA Liquidity PLC (formerly, SSGA Cash Management Fund PLC) (1998 - present); Independent Director, SSGA Fixed Income PLC (January 2009 - present); Independent Director, SSGA Qualified Funds PLC (January 2009 - 2019).	55	Board Director and Chairman, SPDR Europe I PLC Board (2011 - present); Board Director and Chairman, SPDR Europe II, PLC (2013 - present).
John R. Costantino c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1946	Trustee and Chairperson of the Qualified Legal Compliance Committee	Term: Indefinite Elected: 12/18	Senior Advisor to NGN Capital LLC (January 2020 - present); Managing General Partner, NGN Capital LLC (2006 - December 2019).	55	Director, Kleinfeld Bridal Corp. (January 2016 - present); Trustee of Neuroscience Research Institute (1986 - 2017); Trustee of Fordham University (1989 - 1995 and 2001 - 2007) and Trustee Emeritus (2007 - present); Trustee and Independent Chairperson of GE Funds (1993 - February 2011); Director, Muscular Dystrophy Association (2019 - present); Trustee of Gregorian University Foundation (1992 - 2007); Chairman of the Board of Directors, Vivaldi Biosciences Inc. (May 2017 - present); Chairman of the Supervisory Board, Vivaldi Biosciences AG. (May 2017 - present); Trustee, Gallim Dance (December 2021 - present).
Richard D. Shirk c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1945	Trustee and Chairperson of the Nominating Committee and Chairperson of the Governance Committee	Term: Indefinite Elected: 1/14	Chairman (March 2001 - April 2002), President and Chief Executive Officer (1996 - March 2001), Cerulean Companies, Inc. (holding company) (Retired); President and Chief Executive Officer, Blue Cross Blue Shield of Georgia (health insurer, managed healthcare) (1992 - March 2001).	55	Chairman and Board Member (December 2008) and Investment Committee Member (December 2008 - present), Healthcare Georgia Foundation (private foundation); Lead Director and Board Member, Amerigroup Corp. (managed health care) (September 2002 - 2012); Board Member (1999 - 2013) and Investment Committee Member (2001 - 2017), Woodruff Arts Center; Trustee, Gettysburg College (2003 - 2009); Board member, Aerocare Holdings (2003 - January 2021), Regenesis Biomedical Inc. (April 2012 - present).
Michael A. Jessee c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1946	Trustee and Chairperson of the Valuation Committee	Term: Indefinite Appointed: 7/16 Elected: 12/18	Retired; formerly, President and Chief Executive Officer of the Federal Home Loan Bank of Boston (1989 - 2009); Trustee, Randolph-Macon College (2004 - 2016).	55	None.
21

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL TREASURY MONEY MARKET FUND
OTHER INFORMATION  (continued)
December 31, 2022 (Unaudited)

Name, Address and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation During the Past Five Years and Relevant Experience	Number of Funds in Fund Complex Overseen by Trustee†	Other Directorships Held by Trustee During the Past Five Years
Donna M. Rapaccioli c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1962	Trustee and Chairperson of the Audit Committee	Term: Indefinite Elected: 12/18	Dean of the Gabelli School of Business (2007 - June 2022) and Accounting Professor (1987 - present) at Fordham University.	55	Director- Graduate Management Admissions Council (2015 - present); Trustee of Emmanuel College (2010 - 2019).
Margaret McLaughlin c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1967	Trustee	Term: Indefinite Appointed: 9/22	Consultant (since 2020) Bates Group (consultants); Consultant (2019 - 2020) Madison Dearborn Partners (private equity); General Counsel/CCO (2011 - 2019) Kramer Van Kirk Credit Strategies L.P./Mariana Systems LLC (Investment Adviser/SaaS Technology).	55	Director, Manning & Napier Fund Inc. (2021 - present).
George Pereira c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1964	Trustee	Term: Indefinite Appointed: 9/22	Chief Operating Officer (January 2011 - September 2020) and Chief Financial Officer (November 2004 - September 2020), Charles Schwab Investment Management.	55	Director, Pacific Premier Bancorp, Pacific Premier Bank (2021 - present); Director, Charles Schwab Asset Management (Ireland) Ltd., & Charles Schwab Worldwide Funds PLC. (2005 - 2020); Director, Rotaplast International, Inc. (non-profit providing free medical services to children worldwide) (2012 - 2018).
Interested Trustee(2)
Ellen M. Needham(3) SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1967	Trustee and President	Term: Indefinite Elected 12/18	Chairman, SSGA Funds Management, Inc. (March 2020 - present); President and Director, SSGA Funds Management, Inc. (2001 - present)*; Senior Managing Director, State Street Global Advisors (1992 - present)*; Manager, State Street Global Advisors Funds Distributors, LLC (May 2017 - present).	55	Board Director, SSGA SPDR ETFs Europe I PLC (May 2020 - present); Board Director, SSGA SPDR ETFs Europe II PLC (May 2020 - present).
† For the purpose of determining the number of portfolios overseen by the Trustees, “Fund Complex” comprises registered investment companies for which SSGA Funds Management, Inc. serves as investment adviser.
(1) Mr. Holland retired as a Trustee of the Trust effective December 31, 2022.
(2) The individual listed below is a Trustee who is an “interested person,” as defined in the 1940 Act, of the Trust (“Interested Trustee”).
(3) Ms. Needham is an Interested Trustee because of her employment by SSGA FM, an affiliate of the Trust.
* Served in various capacities and/or with various affiliated entities during noted time period.

22

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL TREASURY MONEY MARKET FUND
OTHER INFORMATION  (continued)
December 31, 2022 (Unaudited)

The following lists the principal officers for the Trust, as well as their mailing addresses and ages, positions with the Trust and length of time served, and present and principal occupations:

Name, Address and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation(s) During the Past 5 Years
Officers
ELLEN M. NEEDHAM SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1967	President, Trustee	Term: Indefinite Served: Since 10/12	Chairman, SSGA Funds Management, Inc. (March 2020 - present); President and Director, SSGA Funds Management, Inc. (2001 - present)*; Senior Managing Director, State Street Global Advisors (1992 - present)*; Manager, State Street Global Advisors Funds Distributors, LLC (May 2017 - present).
BRUCE S. ROSENBERG SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1961	Treasurer	Term: Indefinite Served: Since 2/16	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (July 2015 - present); Director, Credit Suisse (April 2008 - July 2015).
ANN M. CARPENTER SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1966	Vice President and Deputy Treasurer	Term: Indefinite Served: Since 10/12 Term: Indefinite Served: Since 2/16	Chief Operating Officer, SSGA Funds Management, Inc. (April 2005 - present)*; Managing Director, State Street Global Advisors. (April 2005 - present).*
CHAD C. HALLETT SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1969	Deputy Treasurer	Term: Indefinite Served: Since 2/16	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (November 2014 - present).
DARLENE ANDERSON-VASQUEZ SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1968	Deputy Treasurer	Term: Indefinite Served: Since 11/16	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (May 2016 - present); Senior Vice President, John Hancock Investments (September 2007 - May 2016).
ARTHUR A. JENSEN SSGA Funds Management, Inc. 1600 Summer Street Stamford, CT 06905 YOB: 1966	Deputy Treasurer	Term: Indefinite Served: Since 11/16	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (July 2016 - present); Mutual Funds Controller, GE Asset Management Incorporated (April 2011 - July 2016).
DAVID LANCASTER SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1971	Assistant Treasurer	Term: Indefinite Served: Since 11/20	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (July 2017 - present); Assistant Vice President, State Street Bank and Trust Company (November 2011 - July 2017).*
RYAN HILL SSGA Funds Management, Inc. One Iron Street, Boston, MA 02210 YOB:1982	Assistant Treasurer	Term: Indefinite Served: Since 5/22	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (May 2017 - present); Assistant Vice President, State Street Bank and Trust Company (May 2014 - May 2017).
JOHN BETTENCOURT SSGA Funds Management, Inc. One Iron Street, Boston, MA 02210 YOB:1976	Assistant Treasurer	Term: Indefinite Served: Since 5/22	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (March 2020 - present); Assistant Vice President, State Street Global Advisors (June 2007 - March 2020).
BRIAN HARRIS SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1973	Chief Compliance Officer, Anti-Money Laundering Officer and Code of Ethics Compliance Officer	Term: Indefinite Served: Since 7/16	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (June 2013 - present).*
SEAN O'MALLEY SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1969	Chief Legal Officer	Term: Indefinite Served: Since 8/19	Senior Vice President and General Counsel, State Street Global Advisors (May 2022 - present); Senior Vice President and Deputy General Counsel, State Street Global Advisors (November 2013 - May 2022).
23

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL TREASURY MONEY MARKET FUND
OTHER INFORMATION  (continued)
December 31, 2022 (Unaudited)

Name, Address and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation(s) During the Past 5 Years
DAVID BARR SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1974	Secretary	Term: Indefinite Served: Since 9/20	Vice President and Senior Counsel, State Street Global Advisors (October 2019 - present); Vice President and Counsel, Eaton Vance Corp. (October 2010 - October 2019).
DAVID URMAN SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1985	Assistant Secretary	Term: Indefinite Served: Since 8/19	Vice President and Senior Counsel, State Street Global Advisors (April 2019 - present); Vice President and Counsel, State Street Global Advisors (August 2015 - April 2019); Associate, Ropes & Gray LLP (November 2012 - August 2015).

* Served in various capacities and/or with various affiliated entities during noted time period.
Statement of Additional Information (SAI) includes additional information about the Fund's Trustees and officers and is available, without charge, upon request and by calling 1-877-521-4083.

24

Trustees
John R. Costantino
Michael F. Holland
Michael A. Jessee
Margaret McLaughlin
Ellen M. Needham
George M. Pereira
Donna M. Rapaccioli
Patrick J. Riley
Richard D. Shirk
Investment Adviser and Administrator
SSGA Funds Management, Inc.
One Iron Street
Boston, MA 02210
Custodian and Sub-Administrator
State Street Bank and Trust Company
State Street Financial Center
One Lincoln Street
Boston, MA 02111
Independent Registered Public Accounting Firm
Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116
Legal Counsel
Ropes & Gray LLP
800 Boylston Street
Boston, MA 02199
Transfer Agent
SS&C GIDS, Inc.
State Street Global Advisors
P.O. Box 219737
Kansas City, MO 64121-9737
Distributor
State Street Global Advisors Funds Distributors, LLC
One Iron Street
Boston, MA 02210
This report is for shareholder information. This is not a prospectus intended for use in the purchase or sale of shares of beneficial interest.
State Street Institutional Investment Trust
State Street Bank and Trust Company
P.O. Box 5049
Boston, MA 02206
The information contained in this report is intended for the general information of shareholders of the Fund. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Fund prospectus which contains important information concerning the Fund and the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-877-521-4083 or visiting www.ssga.com. Please read the prospectus carefully before investing in the Fund.

Annual Report
December 31, 2022
State Street Master Funds
State Street Treasury Money Market Portfolio
The information contained in this report is intended for the general information of shareholders of the Portfolio and shareholders of any fund invested in the Portfolio. Interests in the Portfolio are offered solely to eligible investors in private placement transactions that do not involve any “public offering” within the meaning of Section 4(a)(2) of the 1933 Act. This report is not authorized for distribution (i) to prospective investors in any fund invested in the Portfolio unless preceded or accompanied by a current offering document for such fund or (ii) to prospective eligible investors in the Portfolio unless preceded or accompanied by a current offering document of the Portfolio. Eligible investors in the Portfolio may obtain a current Portfolio offering document by calling 1-877-521-4083. Please read the offering document carefully before investing in the Portfolio.

The information contained in this report is intended for the general information of shareholders of the Portfolio and shareholders of any fund invested in the Portfolio. Interests in the Portfolio are offered solely to eligible investors in private placement transactions that do not involve any “public offering” within the meaning of Section 4(a)(2) of the 1933 Act. This report is not authorized for distribution (i) to prospective investors in any fund invested in the Portfolio unless preceded or accompanied by a current offering document for such fund or (ii) to prospective eligible investors in the Portfolio unless preceded or accompanied by a current offering document of the Portfolio. Eligible investors in the Portfolio may obtain a current Portfolio offering document by calling 1-877-521-4083. Please read the offering document carefully before investing in the Portfolio.

State Street Treasury Money Market Portfolio
PORTFOLIO STATISTICS (UNAUDITED)
Portfolio Composition as of December 31, 2022

% of Net Assets
Treasury Debt	106.7%
Liabilities in Excess of Other Assets	(6.7)
TOTAL	100.0%
(The composition is expressed as a percentage of net assets as of the date indicated. The composition will vary over time.)
Maturity Ladder as of December 31, 2022

% of Net Assets
2 to 30 Days	41.5%
31 to 60 Days	41.4
61 to 90 Days	7.1
Over 90 Days	16.7
Total	106.7%
Average days to maturity	35
Weighted average life	74
(The maturity ladder is expressed as a percentage of net assets as of the date indicated. The composition will vary over time.)
See accompanying notes to financial statements.
1

STATE STREET MASTER FUNDS
STATE STREET TREASURY MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS
December 31, 2022

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
TREASURY DEBT—106.7%
U.S. Treasury Bill (a)	1.870%	04/20/2023	04/20/2023	$ 66,530,000	$ 66,161,392
U.S. Treasury Bill (a)	2.100%	05/18/2023	05/18/2023	150,400,000	149,215,600
U.S. Treasury Bill (a)	2.500%	01/05/2023	01/05/2023	150,000,000	149,974,486
U.S. Treasury Bill (a)	2.678%	01/12/2023	01/12/2023	207,800,000	207,633,692
U.S. Treasury Bill (a)	2.841%	02/02/2023	02/02/2023	546,011,000	544,382,329
U.S. Treasury Bill (a)	2.930%	01/10/2023	01/10/2023	1,115,900,000	1,115,110,834
U.S. Treasury Bill (a)	2.955%	01/17/2023	01/17/2023	1,396,300,000	1,394,177,710
U.S. Treasury Bill (a)	3.035%	07/13/2023	07/13/2023	99,260,000	97,669,579
U.S. Treasury Bill (a)	3.101%	01/03/2023	01/03/2023	1,565,848,000	1,565,848,000
U.S. Treasury Bill (a)	3.110%	02/23/2023	02/23/2023	368,620,000	366,555,870
U.S. Treasury Bill (a)	3.156%	02/16/2023	02/16/2023	51,200,000	50,982,977
U.S. Treasury Bill (a)	3.195%	02/14/2023	02/14/2023	687,800,000	684,800,534
U.S. Treasury Bill (a)	3.465%	03/16/2023	03/16/2023	335,000,000	332,466,500
U.S. Treasury Bill (a)	3.585%	01/24/2023	01/24/2023	762,711,000	760,888,988
U.S. Treasury Bill (a)	3.590%	01/31/2023	01/31/2023	525,000,000	523,409,367
U.S. Treasury Bill (a)	4.000%	01/26/2023	01/26/2023	72,734,000	72,597,149
U.S. Treasury Bill (a)	4.020%	02/07/2023	02/07/2023	250,000,000	249,022,917
U.S. Treasury Bill (a)	4.030%	02/21/2023	02/21/2023	753,903,000	749,767,580
U.S. Treasury Bill (a)	4.116%	02/09/2023	02/09/2023	225,000,000	224,048,175
U.S. Treasury Bill (a)	4.250%	02/28/2023	02/28/2023	744,000,000	739,081,333
U.S. Treasury Bill (a)	4.283%	03/02/2023	03/02/2023	110,000,000	109,241,046
U.S. Treasury Bill (a)	4.285%	03/23/2023	03/23/2023	130,000,000	128,777,585
U.S. Treasury Bill (a)	4.316%	03/21/2023	03/21/2023	141,000,000	139,699,648
U.S. Treasury Bill (a)	4.350%	03/30/2023	03/30/2023	120,000,000	118,753,000
U.S. Treasury Bill (a)	4.441%	04/18/2023	04/18/2023	120,000,000	118,445,825
U.S. Treasury Bill (a)	4.550%	05/02/2023	05/02/2023	125,500,000	123,612,445
U.S. Treasury Bill (a)	4.571%	06/08/2023	06/08/2023	135,000,000	132,326,258
U.S. Treasury Notes	1.447%	03/31/2023	03/31/2023	83,200,000	82,940,714
U.S. Treasury Notes	2.271%	05/15/2023	05/15/2023	49,600,000	49,219,086
U.S. Treasury Notes	4.089%	01/31/2023	01/31/2023	350,000,000	349,158,944
U.S. Treasury Notes	4.191%	02/15/2023	02/15/2023	261,449,000	260,773,703
U.S. Treasury Notes, 3 Month USD MMY - 0.08% (b)	4.323%	12/31/2022	04/30/2024	756,650,000	756,110,161
U.S. Treasury Notes, 3 Month USD MMY + 0.04% (b)	4.372%	01/02/2023	10/31/2023	89,525,000	89,578,863
U.S. Treasury Notes, 3 Month USD MMY - 0.02% (b)	4.383%	12/31/2022	01/31/2024	21,750,000	21,758,273
U.S. Treasury Notes, 3 Month USD MMY + 0.03% (b)	4.427%	12/31/2022	07/31/2023	238,500,000	238,503,306
U.S. Treasury Notes, 3 Month USD MMY + 0.03% (b)	4.432%	12/31/2022	04/30/2023	150,000,000	150,001,949
U.S. Treasury Notes, 3 Month USD MMY + 0.04% (b)	4.435%	12/31/2022	07/31/2024	100,000,000	99,913,983
U.S. Treasury Notes, 3 Month USD MMY + 0.05% (b)	4.447%	12/31/2022	01/31/2023	512,486,000	512,601,495
TOTAL INVESTMENTS –106.7% (c)(d)					13,525,211,296
Liabilities in Excess of Other Assets —(6.7)%					(846,302,339)
NET ASSETS –100.0%					$ 12,678,908,957
(a)	Rate shown is the discount rate at time of purchase.
(b)	Variable Rate Security - Interest rate shown is rate in effect at December 31, 2022. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(c)	Also represents the cost for federal tax purposes.
(d)	Unless otherwise indicated, the values of the securities of the Portfolio are determined based on Level 2 inputs (Note 2).
MMY	Money Market Yield
See accompanying notes to financial statements.
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STATEMENT OF ASSETS AND LIABILITIES
December 31, 2022

ASSETS
Investments in unaffiliated issuers, at value and cost	$ 13,525,211,296
Cash	19,526
Interest receivable — unaffiliated issuers	17,569,196
Prepaid expenses and other assets	3,352
TOTAL ASSETS	13,542,803,370
LIABILITIES
Payable for investments purchased	862,693,778
Advisory and administrator fee payable	564,521
Custody, sub-administration and transfer agent fees payable	550,245
Trustees’ fees and expenses payable	985
Professional fees payable	57,345
Printing fees payable	22,123
Accrued expenses and other liabilities	5,416
TOTAL LIABILITIES	863,894,413
NET ASSETS	$12,678,908,957
See accompanying notes to financial statements.
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STATEMENT OF OPERATIONS
For the Year Ended December 31, 2022

INVESTMENT INCOME
Interest income — unaffiliated issuers	$229,626,048
EXPENSES
Advisory and administrator fee	7,513,540
Custodian, sub-administrator and transfer agent fees	1,591,789
Trustees’ fees and expenses	107,436
Professional fees	157,130
Printing and postage fees	19,959
Insurance expense	5,194
Miscellaneous expenses	53,461
TOTAL EXPENSES	9,448,509
NET INVESTMENT INCOME (LOSS)	$220,177,539
REALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments — unaffiliated issuers	(233,704)
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$219,943,835
See accompanying notes to financial statements.
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STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended 12/31/22	Year Ended 12/31/21
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ 220,177,539	$ 367,418
Net realized gain (loss)	(233,704)	47,649
Net increase (decrease) in net assets resulting from operations	219,943,835	415,067
CAPITAL TRANSACTIONS
Contributions	38,227,888,329	22,872,089,825
Withdrawals	(39,829,794,938)	(25,583,136,317)
Net increase (decrease) in net assets from capital transactions	(1,601,906,609)	(2,711,046,492)
Net increase (decrease) in net assets during the period	(1,381,962,774)	(2,710,631,425)
Net assets at beginning of period	14,060,871,731	16,771,503,156
NET ASSETS AT END OF PERIOD	$ 12,678,908,957	$ 14,060,871,731
See accompanying notes to financial statements.
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FINANCIAL HIGHLIGHTS
Selected data for a share outstanding throughout each period

	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20	Year Ended 12/31/19	Year Ended 12/31/18
Total return (a)	1.49%	0.00%(b)	0.48%	2.18%	1.80%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$12,678,909	$14,060,872	$16,771,503	$12,816,642	$10,372,969
Ratios to average net assets:
Total expenses	0.06%	0.07%	0.06%	0.07%	0.07%
Net investment income (loss)	1.46%	0.00%(b)	0.38%	2.13%	1.76%
(a)	Results represent past performance and are not indicative of future results. Total return for periods of less than one year are not annualized.
(b)	Amount is less than 0.005%.
See accompanying notes to financial statements.
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STATE STREET TREASURY MONEY MARKET PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
December 31, 2022

1.    Organization
State Street Master Funds (the “Trust”), a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (“1940 Act”), is an open-end management investment company.
As of December 31, 2022, the Trust consists of five (5) series, each of which represents a separate series of beneficial interest in the Trust. State Street Treasury Money Market Portfolio (the “Portfolio”) is authorized to issue an unlimited number of shares of beneficial interest with no par value. The financial statements herein relate only to the Portfolio.
The Portfolio operates as a “government money market fund” within the meaning of Rule 2a-7 under the 1940 Act to comply with the amendments to Rule 2a-7 that became effective October 14, 2016. The Portfolio is not currently subject to liquidity fees or temporary suspensions of redemptions due to declines in the Portfolio's weekly liquid assets.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred.
2.    Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:
The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The Portfolio is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.
Security Valuation
The investments of the Portfolio are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board of Trustees of the Trust (the “Board” and each member thereof, a "Trustee"). The Committee provides oversight of the valuation of investments for the Portfolio. The Board has responsibility for overseeing the determination of the fair value of investments.
The Portfolio’s securities are recorded on the basis of amortized cost which approximates fair value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.
Because of the inherent uncertainties of valuation and under certain market conditions, the values reflected in the financial statements may differ from the value received upon actual sale of those investments and it is possible that the differences could be material.
Various inputs are used in determining the value of the Portfolio’s investments. The Portfolio values its assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.
The three levels of the fair value hierarchy are as follows:
•  Level 1 – Unadjusted quoted prices in active markets for an identical asset or liability;
•   Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest
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NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2022

rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and
•   Level 3 – Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.
Investment Transactions and Income Recognition
Investment transactions are accounted for on trade date for financial reporting purposes. Realized gains and losses from the sale or disposition of investments are determined using the identified cost method. Interest income is recorded daily on an accrual basis. All premiums and discounts are amortized/accreted for financial reporting purposes.
All of the net investment income and realized gains and losses from the security transactions of the Portfolio are allocated pro rata among the partners in the Portfolio on a daily basis based on each partner’s daily ownership percentage.
Expenses
Certain expenses, which are directly identifiable to a specific Portfolio, are applied to that Portfolio within the Trust. Other expenses which cannot be attributed to a specific Portfolio are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Portfolio within the Trust.
3.    Fees and Transactions with Affiliates
Advisory and Administrator Fee
The Trust has entered into an investment advisory agreement with SSGA Funds Management, Inc. (the “Adviser” or “SSGA FM”), a subsidiary of State Street Corporation and an affiliate of State Street Bank and Trust Company (“State Street”), under which the Adviser directs the investments of the Portfolio in accordance with its investment objective, policies, and limitations. In compensation for the Adviser’s services as investment adviser, the Portfolio pays the Adviser a management fee at an annual rate of 0.05% of its average daily net assets. SSGA FM also serves as administrator.
Each of the Adviser and State Street Global Advisors Funds Distributors, LLC (each a “Service Provider”) also may voluntarily reduce all or a portion of its fees and/or reimburse expenses for the Portfolio to the extent necessary to attempt to maintain a certain minimum net yield, which may vary from time to time, in SSGA FM’s sole discretion (any such waiver or reimbursement of expenses by a Service Provider being referred to herein as a “Voluntary Reduction”). The Adviser may, in its sole discretion, implement the Voluntary Reduction for some series of the Trust and not others. The amount of any Voluntary Reduction may differ between such series in the Adviser's sole discretion. The business objectives of the Adviser and its affiliates and their broader relationships with certain Portfolio shareholders, Financial Intermediaries or distribution channels could give the Adviser an incentive to implement the Voluntary Reduction for some series of the Trust and not others, or to implement it to a greater degree for some series or share classes than others. Under an agreement with the Service Providers relating to the Voluntary Reduction, the Portfolio has agreed to reimburse the Service Providers for the full dollar amount of any Voluntary Reduction beginning on May 1, 2020, subject to certain limitations. Each Service Provider may, in its sole discretion, irrevocably waive receipt of any or all reimbursement amounts due from the Portfolio.
A reimbursement to the Service Provider would increase fund expenses and may negatively impact the Portfolio’s yield during such period. There is no guarantee that the Voluntary Reduction will be in effect at any given time or that the Portfolio will be able to avoid a negative yield.
There were no reimbursements for the year ended December 31, 2022.
Custodian, Sub-Administrator and Transfer Agent Fees
State Street serves as the custodian, sub-administrator and transfer agent to the Portfolio. For its services as custodian, sub-administrator and transfer agent, the Portfolio pays State Street an annual fee. The fees are accrued daily and paid monthly.
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NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2022

4.    Trustees’ Fees
The fees and expenses of the Trust's Trustees who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”), are paid directly by the Portfolio. The Independent Trustees are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.
5.    Income Tax Information
The Portfolio is not required to pay federal income taxes on its net investment income and net capital gains because it is treated as a partnership for federal income tax purposes. All interest, gains and losses of the Portfolio are deemed to have been “passed through” to the Portfolio’s partners in proportion to their holdings in the Portfolio, regardless of whether such items have been distributed by the Portfolio. Each partner is responsible for its tax liability based on its distributive share; therefore, no provision has been made for federal income taxes.
The Portfolio files federal and various state and local tax returns as required. No income tax returns are currently under examination. Generally, the federal returns are subject to examination by the Internal Revenue Service for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction. SSGA FM has analyzed the Portfolio’s tax positions taken on tax returns for all open years and does not believe there are any uncertain tax positions that would require recognition of a tax liability.
As of December 31, 2022, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.
6.    Risks
Concentration Risk
As a result of the Portfolio's ability to invest a large percentage of its assets in obligations of issuers within the same country, state, region, currency or economic sector, an adverse economic, business or political development may affect the value of the Portfolio's investments more than if the Portfolio was more broadly diversified.
Market, Credit and Counterparty Risk
In the normal course of business, the Portfolio trades securities and enters into financial transactions where risk of potential loss exists due to changes in global economic conditions and fluctuations of the market (market risk). Additionally, the Portfolio may also be exposed to counterparty risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Portfolio has unsettled or open transactions defaults. The value of securities held by the Portfolio may decline in response to certain events, including those directly involving the companies whose securities are owned by the Portfolio; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations (credit risk).
Financial assets, which potentially expose the Portfolio to market, credit and counterparty risks, consist principally of investments and cash due from counterparties. The extent of the Portfolio’s exposure to market, credit and counterparty risks in respect to these financial assets approximates their value as recorded in the Portfolio’s Statement of Assets and Liabilities, less any collateral held by the Portfolio.
The Portfolio's investments are subject to changes in general economic conditions, general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and general market liquidity. The Portfolio is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness, such as COVID-19, or other public health issues, or other events could have a significant impact on the Portfolio and its investments.
7.    Recent Accounting Pronouncement
In March 2020, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update No. 2020-04 (“ASU 2020-04”), “Reference Rate Reform (Topic 848)”. In response to concerns about structural risks of interbank offered rates, and particularly the risk of cessation of LIBOR, regulators have undertaken reference rate reform initiatives to identify alternative reference rates that are more observable or transaction based and less susceptible to manipulation. ASU 2020-04 provides optional guidance for a limited period of time to ease the potential burden in accounting for (or recognizing the effects of) reference rate reform on financial reporting. ASU
9

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NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2022

2020-04 is elective and applies to all entities, subject to meeting certain criteria, that have contracts, hedging relationships, and other transactions that reference LIBOR or another reference rate expected to be discontinued because of reference rate reform. The relief provided is temporary and generally cannot be applied to contract modifications that occur after December 31, 2022, or hedging relationships entered into or evaluated after that date. However, the FASB has indicated that it will revisit the sunset date in Topic 848 after the LIBOR administrator makes a final decision on a phaseout date. On November 30, 2020, the LIBOR administrator proposed extending the publication of the overnight and the one-, three-, six- and 12-month USD LIBOR settings through June 30, 2023, when many existing contracts that reference LIBOR will have expired. Management is currently evaluating the impact of the guidance.
8.    Subsequent Events
Management has evaluated the impact of all subsequent events on the Portfolio through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.
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REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Owners of Beneficial Interest of State Street Treasury Money Market Portfolio and the Board of Trustees of State Street Master Funds
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of State Street Treasury Money Market Portfolio (the “Portfolio”) (one of the series constituting State Street Master Funds (the “Trust”)), including the schedule of investments, as of December 31, 2022, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Portfolio (one of the series constituting State Street Master Funds) at December 31, 2022, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2022, by correspondence with the custodian, brokers and others; when replies were not received from brokers and others, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more State Street Global Advisors investment companies since 2000.
Boston, Massachusetts
February 24, 2023
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OTHER INFORMATION
December 31, 2022 (Unaudited)

Expense Example
As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs, including sales charges (loads), if applicable, on purchase payments, reinvested dividends, or other distributions; and (2) ongoing costs, including advisory fees and to the extent applicable, distribution (12b-1) and/or service fees; and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from July 1, 2022 to December 31, 2022.
The table below illustrates your Portfolio's cost in two ways:
Based on actual fund return ——This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the Portfolio's actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Portfolio. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Portfolio under the heading “Expenses Paid During Period”.
Based on hypothetical 5% return ——This section is intended to help you compare your Portfolio's costs with those of other mutual funds. It assumes that the Portfolio had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case, because the return used is not the Portfolio's actual return, the results do not apply to your investment. The example is useful in making comparisons because the U.S. Securities and Exchange Commission (the “SEC”) requires all mutual funds to calculate expenses based on a 5% return. You can assess your Portfolio's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales load charges (loads). Therefore, the hypothetical 5% return section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
		Actual		Hypothetical (assuming a 5% return before expenses)
	Annualized Expense Ratio	Ending Account Value	Expenses Paid During Period(a)	Ending Account Value	Expenses Paid During Period(a)
State Street Treasury Money Market Portfolio	0.06%	$1,000.00	$0.30	$1,024.90	$0.31
(a)	Expenses are equal to the Portfolio's annualized net expense ratio multiplied by the average account value of the period, multiplied by 184, then divided by 365.
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OTHER INFORMATION  (continued)
December 31, 2022 (Unaudited)

Proxy Voting Policies and Procedures and Records
The Portfolio has adopted the proxy voting policies of the Adviser. A description of the Portfolio's proxy voting policies and procedures that are used by the Portfolio's Adviser to vote proxies relating to Portfolio's portfolio of securities are available (i) without charge, upon request, by calling 1-877-521-4083 (toll free) and (ii) on the SEC's website at www.sec.gov. Information regarding how the Portfolio voted for the prior 12-month period ended June 30 is available by August 31 of each year by calling the same number and on the SEC's website, at www.sec.gov, and on the Portfolio's website at www.ssga.com.
Monthly Portfolio Schedule
The Portfolio files its monthly portfolio holdings with the SEC on Form N-MFP. The Portfolio’s Form N-MFP is available on the SEC’s website at www.sec.gov.
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OTHER INFORMATION  (continued)
December 31, 2022 (Unaudited)

TRUSTEES AND OFFICERS INFORMATION
Name, Address and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation During the Past Five Years and Relevant Experience	Number of Funds in Fund Complex Overseen by Trustee†	Other Directorships Held by Trustee During the Past Five Years
Trustees
Independent Trustees
Michael F. Holland(1) c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1944	Trustee and Co- Chairperson of the Board	Term: Indefinite Elected: 7/99	Chairman, Holland & Company L.L.C. (investment adviser) (1995 - present).	55	Director, the Holland Series Fund, Inc.; Director, The China Fund, Inc. (1992 - 2017); Director, The Taiwan Fund, Inc. (2007 - 2017); Director, Reaves Utility Income Fund, Inc.; and Director, Blackstone/GSO Loans (and Real Estate) Funds.
Patrick J. Riley c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1948	Trustee and Co- Chairperson of the Board	Term: Indefinite Elected: 1/14	Associate Justice of the Superior Court, Commonwealth of Massachusetts (2002 - May 2010); Partner, Riley, Burke & Donahue, L.L.P. (law firm) (1985 - 2002); Independent Director, State Street Global Advisors Europe Limited (investment company) (1998 - present); Independent Director, SSGA Liquidity PLC (formerly, SSGA Cash Management Fund PLC) (1998 - present); Independent Director, SSGA Fixed Income PLC (January 2009 - present); Independent Director, SSGA Qualified Funds PLC (January 2009 - 2019).	55	Board Director and Chairman, SPDR Europe I PLC Board (2011 - present); Board Director and Chairman, SPDR Europe II, PLC (2013 - present).
John R. Costantino c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1946	Trustee and Chairperson of the Qualified Legal Compliance Committee	Term: Indefinite Elected: 12/18	Senior Advisor to NGN Capital LLC (January 2020 - present); Managing General Partner, NGN Capital LLC (2006 - December 2019).	55	Director, Kleinfeld Bridal Corp. (January 2016 - present); Trustee of Neuroscience Research Institute (1986 - 2017); Trustee of Fordham University (1989 - 1995 and 2001 - 2007) and Trustee Emeritus (2007 - present); Trustee and Independent Chairperson of GE Funds (1993 - February 2011); Director, Muscular Dystrophy Association (2019 - present); Trustee of Gregorian University Foundation (1992 - 2007); Chairman of the Board of Directors, Vivaldi Biosciences Inc. (May 2017 - present); Chairman of the Supervisory Board, Vivaldi Biosciences AG. (May 2017 - present); Trustee, Gallim Dance (December 2021 - present).
Richard D. Shirk c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1945	Trustee and Chairperson of the Nominating Committee and Chairperson of the Governance Committee	Term: Indefinite Elected: 1/14	Chairman (March 2001 - April 2002), President and Chief Executive Officer (1996 - March 2001), Cerulean Companies, Inc. (holding company) (Retired); President and Chief Executive Officer, Blue Cross Blue Shield of Georgia (health insurer, managed healthcare) (1992 - March 2001).	55	Chairman and Board Member (December 2008) and Investment Committee Member (December 2008 - present), Healthcare Georgia Foundation (private foundation); Lead Director and Board Member, Amerigroup Corp. (managed health care) (September 2002 - 2012); Board Member (1999 - 2013) and Investment Committee Member (2001 - 2017), Woodruff Arts Center; Trustee, Gettysburg College (2003 - 2009); Board member, Aerocare Holdings (2003 - January 2021), Regenesis Biomedical Inc. (April 2012 - present).
Michael A. Jessee c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1946	Trustee and Chairperson of the Valuation Committee	Term: Indefinite Appointed: 7/16 Elected: 12/18	Retired; formerly, President and Chief Executive Officer of the Federal Home Loan Bank of Boston (1989 - 2009); Trustee, Randolph-Macon College (2004 - 2016).	55	None.
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STATE STREET MASTER FUNDS
STATE STREET TREASURY MONEY MARKET PORTFOLIO
OTHER INFORMATION  (continued)
December 31, 2022 (Unaudited)

Name, Address and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation During the Past Five Years and Relevant Experience	Number of Funds in Fund Complex Overseen by Trustee†	Other Directorships Held by Trustee During the Past Five Years
Donna M. Rapaccioli c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1962	Trustee and Chairperson of the Audit Committee	Term: Indefinite Elected: 12/18	Dean of the Gabelli School of Business (2007 - June 2022) and Accounting Professor (1987 - present) at Fordham University.	55	Director- Graduate Management Admissions Council (2015 - present); Trustee of Emmanuel College (2010 - 2019).
Margaret McLaughlin c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1967	Trustee	Term: Indefinite Appointed: 9/22	Consultant (since 2020) Bates Group (consultants); Consultant (2019 - 2020) Madison Dearborn Partners (private equity); General Counsel/CCO (2011 - 2019) Kramer Van Kirk Credit Strategies L.P./Mariana Systems LLC (Investment Adviser/SaaS Technology).	55	Director, Manning & Napier Fund Inc. (2021 - present).
George Pereira c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1964	Trustee	Term: Indefinite Appointed: 9/22	Chief Operating Officer (January 2011 - September 2020) and Chief Financial Officer (November 2004 - September 2020), Charles Schwab Investment Management.	55	Director, Pacific Premier Bancorp, Pacific Premier Bank (2021 - present); Director, Charles Schwab Asset Management (Ireland) Ltd., & Charles Schwab Worldwide Funds PLC. (2005 - 2020); Director, Rotaplast International, Inc. (non-profit providing free medical services to children worldwide) (2012 - 2018).
Interested Trustee(2)
Ellen M. Needham(3) SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1967	Trustee and President	Term: Indefinite Elected 12/18	Chairman, SSGA Funds Management, Inc. (March 2020 - present); President and Director, SSGA Funds Management, Inc. (2001 - present)*; Senior Managing Director, State Street Global Advisors (1992 - present)*; Manager, State Street Global Advisors Funds Distributors, LLC (May 2017 - present).	55	Board Director, SSGA SPDR ETFs Europe I PLC (May 2020 - present); Board Director, SSGA SPDR ETFs Europe II PLC (May 2020 - present).
† For the purpose of determining the number of portfolios overseen by the Trustees, “Fund Complex” comprises registered investment companies for which SSGA Funds Management, Inc. serves as investment adviser.
(1) Mr. Holland retired as a Trustee of the Trust effective December 31, 2022.
(2) The individual listed below is a Trustee who is an “interested person,” as defined in the 1940 Act, of the Trust (“Interested Trustee”).
(3) Ms. Needham is an Interested Trustee because of her employment by SSGA FM, an affiliate of the Trust.
* Served in various capacities and/or with various affiliated entities during noted time period.

15

STATE STREET MASTER FUNDS
STATE STREET TREASURY MONEY MARKET PORTFOLIO
OTHER INFORMATION  (continued)
December 31, 2022 (Unaudited)

The following lists the principal officers for the Trust, as well as their mailing addresses and ages, positions with the Trust and length of time served, and present and principal occupations:

Name, Address and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation(s) During the Past 5 Years
Officers
ELLEN M. NEEDHAM SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1967	President, Trustee	Term: Indefinite Served: Since 10/12	Chairman, SSGA Funds Management, Inc. (March 2020 - present); President and Director, SSGA Funds Management, Inc. (2001 - present)*; Senior Managing Director, State Street Global Advisors (1992 - present)*; Manager, State Street Global Advisors Funds Distributors, LLC (May 2017 - present).
BRUCE S. ROSENBERG SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1961	Treasurer	Term: Indefinite Served: Since 2/16	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (July 2015 - present); Director, Credit Suisse (April 2008 - July 2015).
ANN M. CARPENTER SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1966	Vice President and Deputy Treasurer	Term: Indefinite Served: Since 10/12 Term: Indefinite Served: Since 2/16	Chief Operating Officer, SSGA Funds Management, Inc. (April 2005 - present)*; Managing Director, State Street Global Advisors (April 2005 - present).*
CHAD C. HALLETT SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1969	Deputy Treasurer	Term: Indefinite Served: Since 2/16	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (November 2014 - present).
DARLENE ANDERSON-VASQUEZ SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1968	Deputy Treasurer	Term: Indefinite Served: Since 11/16	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (May 2016 - present); Senior Vice President, John Hancock Investments (September 2007 - May 2016).
ARTHUR A. JENSEN SSGA Funds Management, Inc. 1600 Summer Street Stamford, CT 06905 YOB: 1966	Deputy Treasurer	Term: Indefinite Served: Since 9/17	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (July 2016 - present); Mutual Fund Controller, GE Asset Management Incorporated (April 2011 - July 2016).
DAVID LANCASTER SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1971	Assistant Treasurer	Term: Indefinite Served: Since 11/20	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (July 2017 - present); Assistant Vice President, State Street Bank and Trust Company (November 2011 - July 2017).*
RYAN HILL SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1982	Assistant Treasurer	Term: Indefinite Served: Since 5/22	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (May 2017 - present); Assistant Vice President, State Street Bank and Trust Company (May 2014 - May 2017).
JOHN BETTENCOURT SSGA Funds Management, Inc. One Iron Street, Boston, MA 02210 YOB:1976	Assistant Treasurer	Term: Indefinite Served: Since 5/22	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (March 2020 - present); Assistant Vice President, State Street Global Advisors (June 2007 - March 2020).
BRIAN HARRIS SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1973	Chief Compliance Officer, Anti-Money Laundering Officer and Code of Ethics Compliance Officer	Term: Indifinite Served: Since 11/13 Term: Indefinite Served: Since 9/16	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (June 2013 - present).*
SEAN O'MALLEY SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1969	Chief Legal Officer	Term: Indefinite Served: Since 8/19	Senior Vice President and General Counsel, State Street Global Advisors (May 2022 - present); Senior Vice President and Deputy General Counsel, State Street Global Advisors (November 2013 - May 2022).
16

STATE STREET MASTER FUNDS
STATE STREET TREASURY MONEY MARKET PORTFOLIO
OTHER INFORMATION  (continued)
December 31, 2022 (Unaudited)

Name, Address and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation(s) During the Past 5 Years
DAVID BARR SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB:1974	Secretary	Term: Indefinite Served: Since 9/20	Vice President and Senior Counsel, State Street Global Advisors (October 2019 - present); Vice President and Counsel, Eaton Vance Corp. (October 2010 - October 2019).
DAVID URMAN SSGA Funds Management, Inc. One Iron Street Boston,MA 02210 YOB:1985	Assistant Secretary	Term: Indefinite Served: Since 8/19	Vice President and Senior Counsel, State Street Global Advisors (April 2019 - present); Vice President and Counsel, State Street Global Advisors (August 2015 - April 2019); Associate, Ropes & Gray LLP (November 2012 - August 2015).
* Served in various capacities and/or with various affiliated entities during noted time period.
The Statement of Additional Information (SAI) includes additional information about the Trust's trustees and officers and is available, without charge, upon request and by calling 1-877-521-4083.

17

Trustees
John R. Costantino
Michael F. Holland
Michael A. Jessee
Margaret McLaughlin
Ellen M. Needham
George M. Pereira
Donna M. Rapaccioli
Patrick J. Riley
Richard D. Shirk
Investment Adviser and Administrator
SSGA Funds Management, Inc.
One Iron Street
Boston, MA 02210
Custodian, Sub-Administrator and Transfer Agent
State Street Bank and Trust Company
State Street Financial Center
One Lincoln Street
Boston, MA 02111
Independent Registered Public Accounting Firm
Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116
Legal Counsel
Ropes & Gray LLP
800 Boylston Street
Boston, MA 02199
This report is for shareholder information. This is not a prospectus intended for use in the purchase or sale of shares of beneficial interest.
State Street Master Funds
State Street Bank and Trust Company
P.O. Box 5049
Boston, MA 02206
The information contained in this report is intended for the general information of shareholders of the Portfolio and shareholders of any fund invested in the Portfolio. Interests in the Portfolio are offered solely to eligible investors in private placement transactions that do not involve any “public offering” within the meaning of Section 4(a)(2) of the 1933 Act. This report is not authorized for distribution (i) to prospective investors in any fund invested in the Portfolio unless preceded or accompanied by a current offering document for such fund or (ii) to prospective eligible investors in the Portfolio unless preceded or accompanied by a current offering document of the Portfolio. Eligible investors in the Portfolio may obtain a current Portfolio offering document by calling 1-877-521-4083. Please read the offering document carefully before investing in the Portfolio.
SSTTRAR1

Annual Report
December 31, 2022
State Street Institutional Investment Trust
State Street Institutional Treasury Plus Money Market Fund
The information contained in this report is intended for the general information of shareholders of the Fund. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Fund prospectus which contains important information concerning the Fund and the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-877-521-4083 or visiting www.ssga.com. Please read the prospectus carefully before investing in the Fund.

The information contained in this report is intended for the general information of shareholders of the Fund. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Fund prospectus which contains important information concerning the Fund and the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-877-521-4083 or visiting www.ssga.com. Please read the prospectus carefully before investing in the Fund.

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL TREASURY PLUS MONEY MARKET FUND
STATEMENT OF ASSETS AND LIABILITIES
December 31, 2022

ASSETS
Investment in corresponding affiliated Portfolio, at value and cost	$37,431,133,213
Receivable from Adviser	381,274
Prepaid expenses and other assets	63,660
TOTAL ASSETS	37,431,578,147
LIABILITIES
Payable for fund shares repurchased	50,219
Administration fees payable	1,642,587
Shareholder servicing fee payable	496,097
Distribution fees payable	1,222
Transfer agent fees payable	19,517
Registration and filing fees payable	1,548,188
Professional fees payable	44,019
Printing fees payable	55,064
Distribution payable	20,909,901
Accrued expenses and other liabilities	11,462
TOTAL LIABILITIES	24,778,276
NET ASSETS	$37,406,799,871
NET ASSETS CONSIST OF:
Paid-in Capital	$37,408,828,747
Total distributable earnings (loss)	(2,028,876)
NET ASSETS	$37,406,799,871
Administration Class
Net Assets	$ 1,042,555
Shares Outstanding	1,042,589
Net asset value, offering and redemption price per share	$ 1.00
Bancroft Capital Class
Net Assets	$ 49,997
Shares Outstanding	50,000
Net asset value, offering and redemption price per share	$ 1.00
Blaylock Van Class
Net Assets	$ 507,901
Shares Outstanding	507,927
Net asset value, offering and redemption price per share	$ 1.00
Cabrera Capital Markets Class
Net Assets	$ 50,792
Shares Outstanding	50,795
Net asset value, offering and redemption price per share	$ 1.00
Institutional Class
Net Assets	$ 2,122,508,062
Shares Outstanding	2,122,625,299
Net asset value, offering and redemption price per share	$ 1.00
Investment Class
Net Assets	$ 13,377,653
Shares Outstanding	13,384,657
Net asset value, offering and redemption price per share	$ 1.00
Investor Class
Net Assets	$ 5,250,351,130
Shares Outstanding	5,250,588,883
Net asset value, offering and redemption price per share	$ 1.00
Opportunity Class
Net Assets	$ 14,726,585
Shares Outstanding	14,727,799
Net asset value, offering and redemption price per share	$ 1.00
Premier Class
Net Assets	$26,238,410,513
Shares Outstanding	26,240,042,158
Net asset value, offering and redemption price per share	$ 1.00
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
1

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL TREASURY PLUS MONEY MARKET FUND
STATEMENT OF ASSETS AND LIABILITIES  (continued)
December 31, 2022

Trust Class
Net Assets	$ 3,765,774,683
Shares Outstanding	3,766,275,403
Net asset value, offering and redemption price per share	$ 1.00
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
2

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL TREASURY PLUS MONEY MARKET FUND
STATEMENT OF OPERATIONS
For the Year Ended December 31, 2022

INCOME AND EXPENSES ALLOCATED FROM AFFILIATED PORTFOLIO
Interest income allocated from affiliated Portfolio	$655,583,010
Expenses allocated from affiliated Portfolio	(20,664,470)
TOTAL INVESTMENT INCOME (LOSS) ALLOCATED FROM AFFILIATED PORTFOLIO	634,918,540
EXPENSES
Administration fees
Administration Class	54
Bancroft Capital Class	25
Blaylock Van Class	251
Cabrera Capital Markets Class	26
Institutional Class	567,898
Investment Class	8,081
Investor Class	1,265,341
Opportunity Class	10,834
Premier Class	12,921,832
Trust Class	1,849,870
Shareholder servicing fees
Administration Class	213
Bancroft Capital Class	15
Blaylock Van Class	150
Cabrera Capital Markets Class	15
Institutional Class	340,738
Investment Class	40,404
Investor Class	2,024,546
Opportunity Class	6,500
Trust Class	2,071,855
Distribution fees
Administration Class	54
Investment Class	16,162
Custodian fees	54,922
Trustees’ fees and expenses	21,093
Transfer agent fees	11,861
Registration and filing fees	1,711,045
Professional fees	151,871
Printing and postage fees	116,223
Insurance expense	96,736
Miscellaneous expenses	139,752
TOTAL EXPENSES	23,428,367
Expenses waived/reimbursed by the Adviser	(2,619,078)
NET EXPENSES	20,809,289
NET INVESTMENT INCOME (LOSS)	$614,109,251
REALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments allocated from affiliated Portfolio	(851,701)
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$613,257,550
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
3

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL TREASURY PLUS MONEY MARKET FUND
STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended 12/31/22	Year Ended 12/31/21
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ 614,109,251	$ 3,192,108
Net realized gain (loss)	(851,701)	11,001
Net increase (decrease) in net assets resulting from operations	613,257,550	3,203,109
DISTRIBUTIONS TO SHAREHOLDERS:
Administration Class	(2,910)	(2)
Bancroft Capital Class (a)	(799)	(2)
Blaylock Van Class (b)	(8,030)	(11)
Cabrera Capital Markets Class (c)	(804)	(2)
Institutional Class	(29,028,428)	(63,985)
Investment Class	(178,816)	(1,278)
Investor Class	(53,743,746)	(31,544)
Opportunity Class (d)	(501,672)	(2)
Premier Class	(472,247,436)	(2,853,345)
Trust Class	(59,588,072)	(247,949)
Total distributions to shareholders	(615,300,713)	(3,198,120)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Administration Class
Shares sold	1,016,254	—
Reinvestment of distributions	1,617	—
Shares redeemed	(25,282)	—
Net increase (decrease) from capital share transactions	992,589	—
Bancroft Capital Class (a)
Shares sold	—	50,000
Net increase (decrease) from capital share transactions	—	50,000
Blaylock Van Class (b)
Shares sold	—	500,000
Reinvestment of distributions	7,916	11
Net increase (decrease) from capital share transactions	7,916	500,011
Cabrera Capital Markets Class (c)
Shares sold	—	50,000
Reinvestment of distributions	793	2
Net increase (decrease) from capital share transactions	793	50,002
Institutional Class
Shares sold	12,950,689,578	5,027,130,680
Reinvestment of distributions	9,906,054	9,586
Shares redeemed	(11,115,996,559)	(4,839,682,511)
Net increase (decrease) from capital share transactions	1,844,599,073	187,457,755
Investment Class
Shares sold	27,207,416	68,376,653
Reinvestment of distributions	36,611	359
Shares redeemed	(37,553,379)	(87,046,861)
Net increase (decrease) from capital share transactions	(10,309,352)	(18,669,849)
Investor Class
Shares sold	44,496,827,680	11,432,839,816
Reinvestment of distributions	47,529,827	22,476
Shares redeemed	(41,786,077,115)	(9,487,117,188)
Net increase (decrease) from capital share transactions	2,758,280,392	1,945,745,104
Opportunity Class (d)
Shares sold	522,235,832	50,000
Reinvestment of distributions	449,356	—
Shares redeemed	(508,007,389)	—
Net increase (decrease) from capital share transactions	14,677,799	50,000
Premier Class
Shares sold	352,559,376,754	211,935,808,248
Reinvestment of distributions	415,322,507	2,635,534
Shares redeemed	(343,679,026,461)	(214,998,625,131)
Net increase (decrease) from capital share transactions	9,295,672,800	(3,060,181,349)
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
4

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL TREASURY PLUS MONEY MARKET FUND
STATEMENTS OF CHANGES IN NET ASSETS  (continued)

	Year Ended 12/31/22	Year Ended 12/31/21
Trust Class
Shares sold	28,376,685,142	$ 32,172,851,264
Reinvestment of distributions	53,328,426	218,869
Shares redeemed	(28,230,256,356)	(33,216,849,822)
Net increase (decrease) from capital share transactions	199,757,212	(1,043,779,689)
Net increase (decrease) in net assets from beneficial interest transactions	14,103,679,222	(1,988,778,015)
Net increase (decrease) in net assets during the period	14,101,636,059	(1,988,773,026)
Net assets at beginning of period	23,305,163,812	25,293,936,838
NET ASSETS AT END OF PERIOD	$ 37,406,799,871	$ 23,305,163,812
SHARES OF BENEFICIAL INTEREST:
Administration Class
Shares sold	1,016,254	—
Reinvestment of distributions	1,617	—
Shares redeemed	(25,282)	—
Net increase (decrease) from share transactions	992,589	—
Bancroft Capital Class (a)
Shares sold	—	50,000
Net increase (decrease) from share transactions	—	50,000
Blaylock Van Class (b)
Shares sold	—	500,000
Reinvestment of distributions	7,916	11
Net increase (decrease) from share transactions	7,916	500,011
Cabrera Capital Markets Class (c)
Shares sold	—	50,000
Reinvestment of distributions	793	2
Net increase (decrease) from share transactions	793	50,002
Institutional Class
Shares sold	12,950,689,578	5,027,130,680
Reinvestment of distributions	9,906,054	9,586
Shares redeemed	(11,115,996,559)	(4,839,682,511)
Net increase (decrease) from share transactions	1,844,599,073	187,457,755
Investment Class
Shares sold	27,207,416	68,376,653
Reinvestment of distributions	36,611	359
Shares redeemed	(37,553,379)	(87,046,861)
Net increase (decrease) from share transactions	(10,309,352)	(18,669,849)
Investor Class
Shares sold	44,496,827,679	11,432,839,816
Reinvestment of distributions	47,529,827	22,476
Shares redeemed	(41,786,077,115)	(9,487,117,188)
Net increase (decrease) from share transactions	2,758,280,391	1,945,745,104
Opportunity Class (d)
Shares sold	522,235,832	50,000
Reinvestment of distributions	449,356	—
Shares redeemed	(508,007,389)	—
Net increase (decrease) from share transactions	14,677,799	50,000
Premier Class
Shares sold	352,559,376,754	211,935,808,248
Reinvestment of distributions	415,322,507	2,635,534
Shares redeemed	(343,679,026,461)	(214,998,625,131)
Net increase (decrease) from share transactions	9,295,672,800	(3,060,181,349)
Trust Class
Shares sold	28,376,685,142	32,172,851,264
Reinvestment of distributions	53,328,426	218,869
Shares redeemed	(28,230,256,356)	(33,216,849,822)
Net increase (decrease) from share transactions	199,757,212	(1,043,779,689)

(a)	For Bancroft Capital Class shares, data for the year ended December 31, 2021 is from October 13, 2021 (commencement date) through December 31, 2021.
(b)	For Blaylock Van Class shares, data for the year ended December 31, 2021 is from October 20, 2021 (commencement date) through December 31, 2021.
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
5

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL TREASURY PLUS MONEY MARKET FUND
STATEMENTS OF CHANGES IN NET ASSETS  (continued)

(c)	For Cabrera Capital Market Class shares, data for the year ended December 31, 2021 is from October 20, 2021 (commencement date) through December 31, 2021.
(d)	For Opportunity Class shares, data for the year ended December 31, 2021 is from October 28, 2021 (commencement date) through December 31, 2021.
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
6

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL TREASURY PLUS MONEY MARKET FUND
FINANCIAL HIGHLIGHTS
Selected data for a share outstanding throughout each period

	Administration Class (a)
	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20	Year Ended 12/31/19	For the Period 07/31/18*- 12/31/18
Net asset value, beginning of period	$ 1.0000	$ 1.0000	$ 1.0000	$ 1.0000	$ 1.0000
Income (loss) from investment operations:
Net investment income (loss)	0.0140	0.0001	0.0027	0.0185	0.0076
Net realized gain (loss)	—	—	—	(0.0000)(b)	—
Total from investment operations	0.0140	0.0001	0.0027	0.0185	0.0076
Distributions to shareholders from:
Net investment income	(0.0140)	(0.0001)	(0.0027)	(0.0185)	(0.0076)
Total distributions	(0.0140)	(0.0001)	(0.0027)	(0.0185)	(0.0076)
Net asset value, end of period	$ 1.0000	$ 1.0000	$ 1.0000	$ 1.0000	$ 1.0000
Total return (c)	1.41%	0.00%(d)	0.27%	1.86%	0.76%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$ 1,043	$ 50	$ 50	$ 50	$ 50
Ratios to Average Net Assets:
Total expenses	0.37%	0.37%	0.36%	0.37%	0.37%(e)
Net expenses	0.34%	0.07%	0.25%	0.37%	0.37%(e)
Net investment income (loss)	2.82%	0.00%(d)	0.27%	1.85%	1.78%(e)
*	Commencement of operations.
(a)	The per share amounts and percentages include the Fund’s proportionate share of income and expenses of the affiliated Portfolio.
(b)	Amount is less than $0.00005 per share.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.
(d)	Amount is less than 0.005%.
(e)	Annualized.
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
7

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL TREASURY PLUS MONEY MARKET FUND
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	Bancroft Capital Class (a)
	Year Ended 12/31/22	For the Period 10/13/21*- 12/31/21
Net asset value, beginning of period	$ 1.0000	$ 1.0000
Income (loss) from investment operations:
Net investment income (loss)	0.0157	0.0001
Net realized gain (loss)	—	0.0000(b)
Total from investment operations	0.0157	0.0001
Distributions to shareholders from:
Net investment income	(0.0157)	(0.0001)
Total distributions	(0.0157)	(0.0001)
Net asset value, end of period	$ 1.0000	$ 1.0000
Total return (c)	1.59%	0.00%(d)
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$ 50	$ 50
Ratios to Average Net Assets:
Total expenses	0.14%	0.15%(e)
Net expenses	0.13%	0.05%(e)
Net investment income (loss)	1.59%	0.02%(e)
*	Commencement of operations.
(a)	The per share amounts and percentages include the Fund’s proportionate share of income and expenses of the affiliated Portfolio.
(b)	Amount is less than $0.00005 per share.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.
(d)	Amount is less than 0.005%.
(e)	Annualized.
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
8

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL TREASURY PLUS MONEY MARKET FUND
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	Blaylock Van Class (a)
	Year Ended 12/31/22	For the Period 10/20/21*- 12/31/21
Net asset value, beginning of period	$ 1.0000	$ 1.0000
Income (loss) from investment operations:
Net investment income (loss)	0.0157	0.0001
Net realized gain (loss)	—	0.0000(b)
Total from investment operations	0.0157	0.0001
Distributions to shareholders from:
Net investment income	(0.0157)	(0.0001)
Total distributions	(0.0157)	(0.0001)
Net asset value, end of period	$ 1.0000	$ 1.0000
Total return (c)	1.58%	0.00%(d)
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$ 508	$ 500
Ratios to Average Net Assets:
Total expenses	0.15%	0.15%(e)
Net expenses	0.13%	0.05%(e)
Net investment income (loss)	1.60%	0.01%(e)
*	Commencement of operations.
(a)	The per share amounts and percentages include the Fund’s proportionate share of income and expenses of the affiliated Portfolio.
(b)	Amount is less than $0.00005 per share.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.
(d)	Amount is less than 0.005%.
(e)	Annualized.
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
9

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL TREASURY PLUS MONEY MARKET FUND
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	Cabrera Capital Markets Class (a)
	Year Ended 12/31/22	For the Period 10/20/21*- 12/31/21
Net asset value, beginning of period	$ 1.0000	$ 1.0000
Income (loss) from investment operations:
Net investment income (loss)	0.0158	0.0001
Net realized gain (loss)	—	0.0000(b)
Total from investment operations	0.0158	0.0001
Distributions to shareholders from:
Net investment income	(0.0158)	(0.0001)
Total distributions	(0.0158)	(0.0001)
Net asset value, end of period	$ 1.0000	$ 1.0000
Total return (c)	1.59%	0.00%(d)
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$ 51	$ 50
Ratios to Average Net Assets:
Total expenses	0.14%	0.13%(e)
Net expenses	0.13%	0.04%(e)
Net investment income (loss)	1.60%	0.02%(e)
*	Commencement of operations.
(a)	The per share amounts and percentages include the Fund’s proportionate share of income and expenses of the affiliated Portfolio.
(b)	Amount is less than $0.00005 per share.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.
(d)	Amount is less than 0.005%.
(e)	Annualized.
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
10

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL TREASURY PLUS MONEY MARKET FUND
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	Institutional Class (a)
	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20	Year Ended 12/31/19	For the Period 7/31/18*- 12/31/18
Net asset value, beginning of period	$ 1.0000	$ 1.0000	$ 1.0000	$ 1.0000	$ 1.0000
Income (loss) from investment operations:
Net investment income (loss)	0.0157	0.0001	0.0037	0.0207	0.0085
Net realized gain (loss)	—	—	—	(0.0000)(b)	—
Total from investment operations	0.0157	0.0001	0.0037	0.0207	0.0085
Distributions to shareholders from:
Net investment income	(0.0157)	(0.0001)	(0.0037)	(0.0207)	(0.0085)
Total distributions	(0.0157)	(0.0001)	(0.0037)	(0.0207)	(0.0085)
Net asset value, end of period	$ 1.0000	$ 1.0000	$ 1.0000	$ 1.0000	$ 1.0000
Total return (c)	1.58%	0.02%	0.37%	2.09%	0.85%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$2,122,508	$278,027	$ 90,569	$468,721	$ 94,554
Ratios to Average Net Assets:
Total expenses	0.15%	0.15%	0.15%	0.15%	0.15%(d)
Net expenses	0.15%	0.06%	0.15%	0.15%	0.15%(d)
Net investment income (loss)	2.57%	0.02%	0.34%	2.09%	2.04%(d)
*	Commencement of operations.
(a)	The per share amounts and percentages include the Fund’s proportionate share of income and expenses of the affiliated Portfolio.
(b)	Amount is less than $0.00005 per share.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.
(d)	Annualized.
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
11

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL TREASURY PLUS MONEY MARKET FUND
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	Investment Class (a)
	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20	Year Ended 12/31/19	Year Ended 12/31/18
Net asset value, beginning of period	$ 1.0000	$ 1.0000	$ 1.0000	$ 1.0000	$ 1.0000
Income (loss) from investment operations:
Net investment income (loss)	0.0133	0.0001	0.0025	0.0180	0.0139
Net realized gain (loss)	—	—	—	(0.0000)(b)	—
Total from investment operations	0.0133	0.0001	0.0025	0.0180	0.0139
Distributions to shareholders from:
Net investment income	(0.0133)	(0.0001)	(0.0025)	(0.0180)	(0.0139)
Total distributions	(0.0133)	(0.0001)	(0.0025)	(0.0180)	(0.0139)
Net asset value, end of period	$ 1.0000	$ 1.0000	$ 1.0000	$ 1.0000	$ 1.0000
Total return (c)	1.33%	0.01%	0.25%	1.81%	1.40%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$ 13,378	$ 23,688	$ 42,358	$ 52,086	$ 69,812
Ratios to Average Net Assets:
Total expenses	0.47%	0.47%	0.47%	0.47%	0.47%
Net expenses	0.36%	0.07%	0.29%	0.46%	0.47%
Net investment income (loss)	1.10%	0.00%(d)	0.27%	1.78%	1.54%
(a)	The per share amounts and percentages include the Fund’s proportionate share of income and expenses of the affiliated Portfolio.
(b)	Amount is less than $0.00005 per share.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.
(d)	Amount is less than 0.005%.
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
12

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL TREASURY PLUS MONEY MARKET FUND
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	Investor Class (a)
	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20	Year Ended 12/31/19	Year Ended 12/31/18
Net asset value, beginning of period	$ 1.0000	$ 1.0000	$ 1.0000	$ 1.0000	$ 1.0000
Income (loss) from investment operations:
Net investment income (loss)	0.0153	0.0001	0.0034	0.0202	0.0166
Net realized gain (loss)	—	—	—	(0.0000)(b)	—
Total from investment operations	0.0153	0.0001	0.0034	0.0202	0.0166
Distributions to shareholders from:
Net investment income	(0.0153)	(0.0001)	(0.0034)	(0.0202)	(0.0166)
Total distributions	(0.0153)	(0.0001)	(0.0034)	(0.0202)	(0.0166)
Net asset value, end of period	$ 1.0000	$ 1.0000	$ 1.0000	$ 1.0000	$ 1.0000
Total return (c)	1.54%	0.01%	0.34%	2.03%	1.67%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$5,250,351	$2,492,307	$546,563	$230,017	$774,885
Ratios to Average Net Assets:
Total expenses	0.20%	0.20%	0.20%	0.20%	0.20%
Net expenses	0.19%	0.07%	0.18%	0.20%	0.20%
Net investment income (loss)	2.13%	0.01%	0.31%	2.02%	1.67%
(a)	The per share amounts and percentages include the Fund’s proportionate share of income and expenses of the affiliated Portfolio.
(b)	Amount is less than $0.00005 per share.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
13

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL TREASURY PLUS MONEY MARKET FUND
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	Opportunity Class (a)
	Year Ended 12/31/22	For the Period 10/28/21*- 12/31/21
Net asset value, beginning of period	$ 1.0000	$ 1.0000
Income (loss) from investment operations:
Net investment income (loss)	0.0157	0.0001
Net realized gain (loss)	—	0.0000(b)
Total from investment operations	0.0157	0.0001
Distributions to shareholders from:
Net investment income	(0.0157)	(0.0001)
Total distributions	(0.0157)	(0.0001)
Net asset value, end of period	$ 1.0000	$ 1.0000
Total return (c)	1.58%	0.00%(d)
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$ 14,727	$ 50
Ratios to Average Net Assets:
Total expenses	0.15%	0.15%(e)
Net expenses	0.15%	0.04%(e)
Net investment income (loss)	2.32%	0.00%(e)
*	Commencement of operations.
(a)	The per share amounts and percentages include the Fund’s proportionate share of income and expenses of the affiliated Portfolio.
(b)	Amount is less than $0.00005 per share.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.
(d)	Amount is less than 0.005%.
(e)	Annualized.
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
14

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL TREASURY PLUS MONEY MARKET FUND
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	Premier Class (a)
	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20	Year Ended 12/31/19	Year Ended 12/31/18
Net asset value, beginning of period	$ 1.0000	$ 1.0000	$ 1.0000	$ 1.0000	$ 1.0000
Income (loss) from investment operations:
Net investment income (loss)	0.0160	0.0001	0.0040	0.0210	0.0174
Net realized gain (loss)	—	—	—	(0.0000)(b)	—
Total from investment operations	0.0160	0.0001	0.0040	0.0210	0.0174
Distributions to shareholders from:
Net investment income	(0.0160)	(0.0001)	(0.0040)	(0.0210)	(0.0174)
Total distributions	(0.0160)	(0.0001)	(0.0040)	(0.0210)	(0.0174)
Net asset value, end of period	$ 1.0000	$ 1.0000	$ 1.0000	$ 1.0000	$ 1.0000
Total return (c)	1.61%	0.02%	0.40%	2.12%	1.75%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$26,238,411	$16,944,237	$20,004,414	$14,672,348	$8,402,049
Ratios to Average Net Assets:
Total expenses	0.12%	0.12%	0.12%	0.12%	0.12%
Net expenses	0.11%	0.06%	0.12%	0.12%	0.12%
Net investment income (loss)	1.83%	0.02%	0.33%	2.07%	1.80%
(a)	The per share amounts and percentages include the Fund’s proportionate share of income and expenses of the affiliated Portfolio.
(b)	Amount is less than $0.00005 per share.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
15

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL TREASURY PLUS MONEY MARKET FUND
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	Trust Class(a)
	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20	Year Ended 12/31/19	Year Ended 12/31/18
Net asset value, beginning of period	$ 1.0000	$ 1.0000	$ 1.0000	$ 1.0000	$ 1.0000
Income (loss) from investment operations:
Net investment income (loss)	0.0155	0.0001	0.0036	0.0204	0.0168
Net realized gain (loss)	—	—	—	(0.0000)(b)	—
Total from investment operations	0.0155	0.0001	0.0036	0.0204	0.0168
Distributions to shareholders from:
Net investment income	(0.0155)	(0.0001)	(0.0036)	(0.0204)	(0.0168)
Total distributions	(0.0155)	(0.0001)	(0.0036)	(0.0204)	(0.0168)
Net asset value, end of period	$ 1.0000	$ 1.0000	$ 1.0000	$ 1.0000	$ 1.0000
Total return (c)	1.56%	0.01%	0.36%	2.06%	1.69%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$3,765,775	$3,566,204	$4,609,983	$4,185,964	$4,481,410
Ratios to Average Net Assets:
Total expenses	0.17%	0.17%	0.18%	0.18%	0.18%
Net expenses	0.16%	0.07%	0.16%	0.18%	0.18%
Net investment income (loss)	1.61%	0.01%	0.33%	2.05%	1.64%
(a)	The per share amounts and percentages include the Fund’s proportionate share of income and expenses of the affiliated Portfolio.
(b)	Amount is less than $0.00005 per share.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
16

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL TREASURY PLUS MONEY MARKET FUND
NOTES TO FINANCIAL STATEMENTS
December 31, 2022

1.    Organization
State Street Institutional Investment Trust (the “Trust”), a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (“1940 Act”), is an open-end management investment company.
As of December 31, 2022, the Trust consists of twenty-nine (29) series (and corresponding classes, each of which have the same rights and privileges, including voting rights), each of which represents a separate series of beneficial interest in the Trust. The Declaration of Trust permits the Board of Trustees of the Trust (the “Board" and each member thereof, a "Trustee") to authorize the issuance of an unlimited number of shares of beneficial interest with no par value. The financial statements herein relate only to the following series (the “Fund”):
Fund	Classes	Commencement of Operations	Diversification Classification
State Street Institutional Treasury Plus Money Market Fund	Investment Class
Premier Class
Investor Class
Trust Class
Administration Class
Institutional Class
Select Class
Bancroft Capital Class
Blaylock Van Class
Cabrera Capital Markets Class
	Opportunity Class	October 24, 2007 October 24, 2007 October 14, 2016 August 29, 2016 July 31, 2018 July 31, 2018 Not commenced October 13, 2021 October 20, 2021 October 20, 2021 October 28, 2021	Diversified
The Fund is part of a master-feeder structure and invests substantially all of its assets in the State Street Treasury Plus Money Market Portfolio (the “Portfolio”), a separate series of State Street Master Funds. The value of the Fund’s investment in the Portfolio reflects the Fund’s proportionate interest in the net assets of the Portfolio (85.68% at December 31, 2022). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including its Schedule of Investments, are attached to this report and should be read in conjunction with the Fund’s financial statements.
The Fund operates as a “government money market fund” within the meaning of Rule 2a-7 under the 1940 Act to comply with the amendments to Rule 2a-7 that became effective on October 14, 2016. The Fund is not currently subject to liquidity fees or temporary suspensions of redemptions due to declines in the Fund's weekly liquid assets.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred.
2.    Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:
The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.
Security Valuation
The Fund records its investments in its Portfolio at value (net asset value) each business day. The valuation policy of the Portfolio is discussed in Note 2 of the Portfolio’s Notes to Financial Statements, which are attached to this report.
17

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL TREASURY PLUS MONEY MARKET FUND
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2022

The investments of the Portfolio are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board. The Committee provides oversight of the valuation of investments for the Portfolio. The Board has responsibility for overseeing the determination of the fair value of investments.
The Portfolio’s securities are recorded on the basis of amortized cost which approximates fair value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.
The summary of the inputs used for the Portfolio, as of December 31, 2022, in valuing the Portfolio’s securities carried at fair value are discussed in Note 2 of the Portfolio’s Notes to Financial Statements, which are attached to this report.
Investment Transactions and Income Recognition
Investment transactions are accounted for on the trade date for financial reporting purposes. Realized gains and losses from security transactions consist of the Fund’s pro-rata share of its Portfolio’s realized gains and losses. Net investment income consists of the Fund’s pro-rata share of the net investment income of its Portfolio less expenses of the Fund.
Expenses
Certain expenses, which are directly identifiable to a specific Fund, are applied to that Fund within the Trust. Other expenses which cannot be attributed to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Funds within the Trust. The Fund is allocated a pro-rata share of the expense of its Portfolio. Class specific expenses are borne by each class.
Distributions
Distributions from net investment income, if any, are declared daily and are payable as of the last business day of each month. Net realized capital gains, if any, are distributed annually, unless additional distributions are required for compliance with applicable tax regulations. The amount and character of income and capital gains to be distributed are determined in accordance with applicable tax regulations which may differ from net investment income and realized gains recognized for U.S. GAAP purposes.
3.    Fees and Transactions with Affiliates
Advisory Fee
The Fund pays no advisory fee directly to SSGA Funds Management, Inc. (the “Adviser” or “SSGA FM”), for so long as assets of the Fund are invested in the Portfolio. The Portfolio retained SSGA FM, a subsidiary of State Street Corporation and an affiliate of State Street Bank and Trust Company (“State Street”), as its investment adviser. The Portfolio has entered into an investment advisory agreement with the Adviser, under which the Adviser directs the investments of the Portfolio in accordance with its investment objectives, policies, and limitations. In compensation for the Adviser’s services as investment adviser, the Portfolio pays the Adviser a management fee at an annual rate of 0.05% of its average daily net assets.
The Adviser is contractually obligated until April 30, 2023 to waive up to the full amount of the advisory fee payable by the Fund and/or to reimburse the Fund for expenses to the extent that total annual fund operating expenses (exclusive of non-recurring account fees, interest, taxes, extraordinary expenses, acquired fund fees, any class-specific expenses such as distribution, shareholder servicing, administration and sub-transfer agency fees) exceed 0.07% of average daily net assets on an annual basis (the “Total Annual Fund Operating Expense Waiver”). This waiver and/or reimbursement may not be terminated prior to April 30, 2023 except with approval of the Board. For the fiscal year ended December 31, 2022, the Adviser contractually waived fees in the amount of $1,323,552.
In addition to the contractual expense limitation for the Fund, each of the Adviser and State Street Global Advisors Funds Distributors, LLC (each a “Service Provider”) also may voluntarily reduce all or a portion of its fees and/or reimburse expenses for the Fund or a share class to the extent necessary to maintain a certain minimum net yield, which may vary from time to time and from share class to share class within the Fund, in SSGA FM’s sole discretion (any such waiver or reimbursement of expenses being referred to herein as a “Voluntary Reduction”). The Adviser may, in its sole discretion, implement the Voluntary Reduction for some series of the Trust, or some
18

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL TREASURY PLUS MONEY MARKET FUND
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2022

share classes of a series, and not others. The amount of any Voluntary Reduction may differ between such series and share classes in the Adviser's sole discretion. The business objectives of the Adviser and its affiliates and their broader relationships with certain Fund shareholders, Financial Intermediaries or distribution channels could give the Adviser an incentive to implement the Voluntary Reduction for some series of the Trust or share classes and not others, or to implement it to a greater degree for some series or share classes than others. Under an agreement with the Service Providers relating to the Voluntary Reduction, the Fund and the Portfolio have agreed to reimburse the Service Providers for the full dollar amount of any Voluntary Reduction beginning on May 1, 2020, subject to certain limitations. Each Service Provider may, in its sole discretion, irrevocably waive receipt of any or all reimbursement amounts due from the Fund.
A reimbursement to the Service Provider would increase fund expenses and may negatively impact the Fund’s yield during such period. There is no guarantee that the Voluntary Reduction will be in effect at any given time or that the Fund will be able to avoid a negative yield. The Fund has agreed, subject to certain limitations, to reimburse the applicable Service Provider for the full dollar amount of any Voluntary Reduction incurred after May 1, 2020. Any such future reimbursement of an applicable Service Provider may result in the total annual operating expenses with respect to a share class of the Fund exceeding the amount of the expense cap under the contractual expense limitation agreement because the expense is not covered by the agreement.
Fees reduced or expenses reimbursed by the Service Providers in connection with the Voluntary Reduction for the period ended December 31, 2022 were $1,295,526.
As of December 31, 2022, SSGA FM has not recouped any expenses from the Fund. Waived/reduced fees subject to potential recovery by year of expiration are as follows:
Expiration Date	Amount
12/31/2023	$ 1,084,579
12/31/2024	$13,835,326
12/31/2025	$ 1,295,526
Administrator, Sub-Administrator and Custodian Fees
SSGA FM serves as administrator and State Street serves as custodian and sub-administrator. For its administrative services, the Fund pays a fee at an annual rate of 0.05% of its average daily net assets to SSGA FM. The fees are accrued daily and paid monthly. The Fund pays State Street an annual fee for custody services for the Fund. SSGA FM pays an annual fee to State Street for sub-administration services provided for the Fund.
Distribution Fees
State Street Global Advisors Funds Distributors, LLC (“SSGA FD” or the “Distributor”), an affiliate of the Adviser, serves as the distributor of the Fund.
The Fund has adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act, under which the Fund may compensate the Distributor (or others) for services in connection with the distribution of the Fund’s shares and for services provided to Fund shareholders (the “Plan”). The Plan calls for payments at an annual rate (based on average daily net assets) of 0.05% and 0.10% of the Fund’s net assets attributable to its Administration Class shares and Investment Class shares, respectively. In addition to payments under the Plan, the Fund may reimburse the Distributor or its affiliates for payments it makes to financial intermediaries that provide certain administrative, recordkeeping, and account maintenance services. The amount of the reimbursement and the manner in which it is calculated are reviewed by the Trustees periodically.
During the year ended December 31, 2022, the Fund's Administration Class shares and Investment Class shares paid $54 and $16,162, respectively, to SSGA FD under the Plan.
Under the Fund’s Shareholder Servicing Plan (and other shareholder servicing arrangements), the Fund compensates financial intermediaries for providing certain services to shareholders and for maintaining shareholder accounts. The Fund’s Administration Class shares, Bancroft Capital Class shares, Blaylock Van Class shares, Cabrera Class shares, Institutional Class shares, Investment Class shares, Investor Class shares, Opportunity Class shares and Trust Class shares made payments for these services at an annual rate up to 0.20%, 0.03%, 0.03%, 0.03%, 0.03%, 0.25%, 0.08%, 0.03% and 0.056%, respectively, of the eligible average daily net assets of the Administration Class shares, Bancroft Capital Class Shares, Blaylock Van Class Shares, Cabrera Capital Markets Class Shares, Institutional Class shares, Investment Class shares, Investor Class, Opportunity Class shares and Trust Class Shares, respectively. During the year ended December 31, 2022, the Fund’s
19

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STATE STREET INSTITUTIONAL TREASURY PLUS MONEY MARKET FUND
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2022

Administration Class shares, Bancroft Capital Class shares, Blaylock Van Class shares, Cabrera Capital Markets Class shares, Institutional Class shares, Investment Class shares, Investor Class shares, Opportunity Class shares and Trust Class shares paid SSGA FD $213, $15, $150, $15, $340,738, $40,404, $2,024,546, $6,500 and $2,071,855, respectively, for these services which SSGA FD subsequently paid in part to financial intermediaries.
4.    Trustees’ Fees
The fees and expenses of the Trust's Trustees who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”), are paid directly by the Fund. The Independent Trustees are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.
5.    Income Tax Information
The Fund has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. The Fund will not be subject to federal income taxes to the extent it distributes its taxable income, including any net realized capital gains, for each fiscal year. Therefore, no provision for federal income tax is required.
The Fund files federal and various state and local tax returns as required. No income tax returns are currently under examination. Generally, the federal returns are subject to examination by the Internal Revenue Service for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction. SSGA FM has analyzed the Fund’s tax positions taken on tax returns for all open years and does not believe there are any uncertain tax positions that would require recognition of a tax liability.
Distributions to shareholders are recorded on ex-dividend date. Income dividends and gain distributions are determined in accordance with income tax rules and regulations, which may differ from generally accepted accounting principles.
Certain capital accounts in the financial statements have been adjusted for permanent book-tax differences. These adjustments have no impact on net asset values or results of operations. Temporary book-tax differences will reverse in the future.
The tax character of distributions paid during the year ended December 31, 2022, was as follows:
	Ordinary Income	Long-Term Capital Gains	Total
State Street Institutional Treasury Plus Money Market Fund	$615,300,713	$—	$615,300,713
The tax character of distributions paid during the year ended December 31, 2021, was as follows:
	Ordinary Income	Long-Term Capital Gains	Total
State Street Institutional Treasury Plus Money Market Fund	$ 3,198,120	$ —	$ 3,198,120
At December 31, 2022, the components of distributable earnings on a tax basis were as follows:
	Undistributed Ordinary Income	Capital Loss Carryforwards	Undistributed Long-Term Capital Gains	Net Unrealized Gains (Losses)	Total
State Street Institutional Treasury Plus Money Market Fund	$(1,177,175)	$(851,701)	$—	$—	$(2,028,876)
As of December 31, 2022, the Fund had capital loss carryforwards available to offset future realized capital gains as follows:
	Non-Expiring Short Term	Non-Expiring Long Term
State Street Institutional Treasury Plus Money Market Fund	$851,701	$—
20

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL TREASURY PLUS MONEY MARKET FUND
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2022

As of December 31, 2022, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.
6.    Risks
Concentration Risk
As a result of the Funds' ability to invest a large percentage of its assets in obligations of issuers within the same country, state, region, currency or economic sector, an adverse economic, business or political development may affect the value of the Funds’ investments more than if the Funds were more broadly diversified.
Market, Credit and Counterparty Risk
In the normal course of business, the Fund trades securities and enters into financial transactions where risk of potential loss exists due to changes in global economic conditions and fluctuations of the market (market risk). Additionally, the Fund may also be exposed to counterparty risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults. The value of securities held by the Fund may decline in response to certain events, including those directly involving the companies whose securities are owned by the Fund; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations (credit risk).
Financial assets, which potentially expose the Fund to market, credit and counterparty risks, consist principally of investments and cash due from counterparties. The extent of the Fund’s exposure to market, credit and counterparty risks in respect to these financial assets approximates their value as recorded in the Fund’s Statement of Assets and Liabilities, less any collateral held by the Fund.
The Fund's investments are subject to changes in general economic conditions, general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and general market liquidity. The Fund is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness, such as COVID-19, or other public health issues, or other events could have a significant impact on the Fund and its investments.
7.    Recent Accounting Pronouncement
In March 2020, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update No. 2020-04 (“ASU 2020-04”), “Reference Rate Reform (Topic 848)”. In response to concerns about structural risks of interbank offered rates, and particularly the risk of cessation of LIBOR, regulators have undertaken reference rate reform initiatives to identify alternative reference rates that are more observable or transaction based and less susceptible to manipulation. ASU 2020-04 provides optional guidance for a limited period of time to ease the potential burden in accounting for (or recognizing the effects of) reference rate reform on financial reporting. ASU 2020-04 is elective and applies to all entities, subject to meeting certain criteria, that have contracts, hedging relationships, and other transactions that reference LIBOR or another reference rate expected to be discontinued because of reference rate reform. The relief provided is temporary and generally cannot be applied to contract modifications that occur after December 31, 2022, or hedging relationships entered into or evaluated after that date. However, the FASB has indicated that it will revisit the sunset date in Topic 848 after the LIBOR administrator makes a final decision on a phaseout date. On November 30, 2020, the LIBOR administrator proposed extending the publication of the overnight and the one-, three-, six- and 12-month USD LIBOR settings through June 30, 2023, when many existing contracts that reference LIBOR will have expired. Management is currently evaluating the impact of the guidance.
8.    Subsequent Events
Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.
21

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL TREASURY PLUS MONEY MARKET FUND
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of State Street Institutional Treasury Plus Money Market Fund and the Board of Trustees of State Street Institutional Investment Trust
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of State Street Institutional Treasury Plus Money Market Fund (the “Fund”) (one of the series constituting State Street Institutional Investment Trust (the “Trust”)), as of December 31, 2022, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the series constituting State Street Institutional Investment Trust) at December 31, 2022, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more State Street Global Advisors investment companies since 2000.
Boston, Massachusetts
February 24, 2023
22

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL TREASURY PLUS MONEY MARKET FUND
OTHER INFORMATION
December 31, 2022 (Unaudited)

Expense Example
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), if applicable, on purchase payments, reinvested dividends, or other distributions and (2) ongoing costs, including advisory fees and to the extent applicable, distribution (12b-1) and/or service fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from July 1, 2022 to December 31, 2022.
The table below illustrates your Fund’s cost in two ways:
Based on actual fund return ——This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the Fund's actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Fund under the heading “Expenses Paid During Period”.
Based on hypothetical 5% return ——This section is intended to help you compare your Fund’s costs with those of other mutual funds. It assumes that the Fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case, because the return used is not the Fund’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the U.S. Securities and Exchange Commission (the “SEC”) requires all mutual funds to calculate expenses based on a 5% return. You can assess your Fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales load charges (loads). Therefore, the hypothetical 5% return section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
		Actual		Hypothetical (assuming a 5% return before expenses)
	Annualized Expense Ratio	Ending Account Value	Expenses Paid During Period(a)	Ending Account Value	Expenses Paid During Period(a)
State Street Institutional Treasury Plus Money Market Fund
Administration Class	0.39%	$1,012.90	$1.98	$1,023.20	$1.99
Bancroft Capital Class	0.15	1,014.10	0.76	1,024.40	0.77
Blaylock Van Class	0.15	1,014.00	0.76	1,024.40	0.77
Cabrera Capital Markets Class	0.15	1,014.10	0.76	1,024.40	0.77
Institutional Class	0.15	1,014.00	0.76	1,024.40	0.77
Investment Class	0.47	1,012.40	2.38	1,022.80	2.40
Investor Class	0.20	1,013.80	1.02	1,024.20	1.02
Opportunity Class	0.15	1,014.00	0.76	1,024.40	0.77
Premier Class	0.12	1,014.20	0.61	1,024.60	0.61
Trust Class	0.18	1,013.90	0.91	1,024.30	0.92
(a)	Expenses are equal to the Fund's annualized net expense ratio multiplied by the average account value of the period, multiplied by 184, then divided by 365.
23

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL TREASURY PLUS MONEY MARKET FUND
OTHER INFORMATION  (continued)
December 31, 2022 (Unaudited)

Tax Information
For federal income tax purposes, the following information is furnished with respect to the distributions of the Fund for its fiscal year ended December 31, 2022.
Qualified Interest Income
The Fund reports the maximum amount allowable of its net taxable income and short-term capital gain as qualified interest income.
Proxy Voting Policies and Procedures and Records
The Fund has adopted the proxy voting policies of the Adviser. A description of the Fund's proxy voting policies and procedures that are used by the Fund's Adviser to vote proxies relating to Fund's portfolio of securities are available (i) without charge, upon request, by calling 1-866-787-2257 (toll free) and (ii) on the SEC’s website at www.sec.gov. Information regarding how the Fund voted for the prior 12-month period ended June 30 is available by August 31 of each year by calling the same number and on the SEC’s website, at www.sec.gov, and on the Fund's website at www.ssga.com.
Monthly Portfolio Schedule
The Fund files its monthly portfolio holdings with the SEC on Form N-MFP. The Fund’s Form N-MFP is available on the SEC’s website at www.sec.gov.
24

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL TREASURY PLUS MONEY MARKET FUND
OTHER INFORMATION  (continued)
December 31, 2022 (Unaudited)

TRUSTEES AND OFFICERS INFORMATION
Name, Address and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation During the Past Five Years and Relevant Experience	Number of Funds in Fund Complex Overseen by Trustee†	Other Directorships Held by Trustee During the Past Five Years
Trustees
Independent Trustees
Michael F. Holland(1) c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1944	Trustee and Co- Chairperson of the Board	Term: Indefinite Elected: 7/99	Chairman, Holland & Company L.L.C. (investment adviser) (1995 - present).	55	Director, the Holland Series Fund, Inc.; Director, The China Fund, Inc. (1992 - 2017); Director, The Taiwan Fund, Inc. (2007 - 2017); Director, Reaves Utility Income Fund, Inc.; and Director, Blackstone/GSO Loans (and Real Estate) Funds.
Patrick J. Riley c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1948	Trustee and Co- Chairperson of the Board	Term: Indefinite Elected: 1/14	Associate Justice of the Superior Court, Commonwealth of Massachusetts (2002 - May 2010); Partner, Riley, Burke & Donahue, L.L.P. (law firm) (1985 - 2002); Independent Director, State Street Global Advisors Europe Limited (investment company) (1998 - present); Independent Director, SSGA Liquidity PLC (formerly, SSGA Cash Management Fund PLC) (1998 - present); Independent Director, SSGA Fixed Income PLC (January 2009 - present); Independent Director, SSGA Qualified Funds PLC (January 2009 - 2019).	55	Board Director and Chairman, SPDR Europe I PLC Board (2011 - present); Board Director and Chairman, SPDR Europe II, PLC (2013 - present).
John R. Costantino c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1946	Trustee and Chairperson of the Qualified Legal Compliance Committee	Term: Indefinite Elected: 12/18	Senior Advisor to NGN Capital LLC (January 2020 - present); Managing General Partner, NGN Capital LLC (2006 - December 2019).	55	Director, Kleinfeld Bridal Corp. (January 2016 - present); Trustee of Neuroscience Research Institute (1986 - 2017); Trustee of Fordham University (1989 - 1995 and 2001 - 2007) and Trustee Emeritus (2007 - present); Trustee and Independent Chairperson of GE Funds (1993 - February 2011); Director, Muscular Dystrophy Association (2019 - present); Trustee of Gregorian University Foundation (1992 - 2007); Chairman of the Board of Directors, Vivaldi Biosciences Inc. (May 2017 - present); Chairman of the Supervisory Board, Vivaldi Biosciences AG. (May 2017 - present); Trustee, Gallim Dance (December 2021 - present).
Richard D. Shirk c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1945	Trustee and Chairperson of the Nominating Committee and Chairperson of the Governance Committee	Term: Indefinite Elected: 1/14	Chairman (March 2001 - April 2002), President and Chief Executive Officer (1996 - March 2001), Cerulean Companies, Inc. (holding company) (Retired); President and Chief Executive Officer, Blue Cross Blue Shield of Georgia (health insurer, managed healthcare) (1992 - March 2001).	55	Chairman and Board Member (December 2008) and Investment Committee Member (December 2008 - present), Healthcare Georgia Foundation (private foundation); Lead Director and Board Member, Amerigroup Corp. (managed health care) (September 2002 - 2012); Board Member (1999 - 2013) and Investment Committee Member (2001 - 2017), Woodruff Arts Center; Trustee, Gettysburg College (2003 - 2009); Board member, Aerocare Holdings (2003 - January 2021), Regenesis Biomedical Inc. (April 2012 - present).
Michael A. Jessee c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1946	Trustee and Chairperson of the Valuation Committee	Term: Indefinite Appointed: 7/16 Elected: 12/18	Retired; formerly, President and Chief Executive Officer of the Federal Home Loan Bank of Boston (1989 - 2009); Trustee, Randolph-Macon College (2004 - 2016).	55	None.
25

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL TREASURY PLUS MONEY MARKET FUND
OTHER INFORMATION  (continued)
December 31, 2022 (Unaudited)

Name, Address and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation During the Past Five Years and Relevant Experience	Number of Funds in Fund Complex Overseen by Trustee†	Other Directorships Held by Trustee During the Past Five Years
Donna M. Rapaccioli c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1962	Trustee and Chairperson of the Audit Committee	Term: Indefinite Elected: 12/18	Dean of the Gabelli School of Business (2007 - June 2022) and Accounting Professor (1987 - present) at Fordham University.	55	Director- Graduate Management Admissions Council (2015 - present); Trustee of Emmanuel College (2010 - 2019).
Margaret McLaughlin c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1967	Trustee	Term: Indefinite Appointed: 9/22	Consultant (since 2020) Bates Group (consultants); Consultant (2019 - 2020) Madison Dearborn Partners (private equity); General Counsel/CCO (2011 - 2019) Kramer Van Kirk Credit Strategies L.P./Mariana Systems LLC (Investment Adviser/SaaS Technology).	55	Director, Manning & Napier Fund Inc. (2021 - present).
George Pereira c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1964	Trustee	Term: Indefinite Appointed: 9/22	Chief Operating Officer (January 2011 - September 2020) and Chief Financial Officer (November 2004 - September 2020), Charles Schwab Investment Management.	55	Director, Pacific Premier Bancorp, Pacific Premier Bank (2021 - present); Director, Charles Schwab Asset Management (Ireland) Ltd., & Charles Schwab Worldwide Funds PLC. (2005 - 2020); Director, Rotaplast International, Inc. (non-profit providing free medical services to children worldwide) (2012 - 2018).
Interested Trustee(2)
Ellen M. Needham(3) SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1967	Trustee and President	Term: Indefinite Elected 12/18	Chairman, SSGA Funds Management, Inc. (March 2020 - present); President and Director, SSGA Funds Management, Inc. (2001 - present)*; Senior Managing Director, State Street Global Advisors (1992 - present)*; Manager, State Street Global Advisors Funds Distributors, LLC (May 2017 - present).	55	Board Director, SSGA SPDR ETFs Europe I PLC (May 2020 - present); Board Director, SSGA SPDR ETFs Europe II PLC (May 2020 - present).
† For the purpose of determining the number of portfolios overseen by the Trustees, “Fund Complex” comprises registered investment companies for which SSGA Funds Management, Inc. serves as investment adviser.
(1) Mr. Holland retired as a Trustee of the Trust effective December 31, 2022.
(2) The individual listed below is a Trustee who is an “interested person,” as defined in the 1940 Act, of the Trust (“Interested Trustee”).
(3) Ms. Needham is an Interested Trustee because of her employment by SSGA FM, an affiliate of the Trust.
* Served in various capacities and/or with various affiliated entities during noted time period.

26

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL TREASURY PLUS MONEY MARKET FUND
OTHER INFORMATION  (continued)
December 31, 2022 (Unaudited)

The following lists the principal officers for the Trust, as well as their mailing addresses and ages, positions with the Trust and length of time served, and present and principal occupations:

Name, Address and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation(s) During the Past 5 Years
Officers
ELLEN M. NEEDHAM SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1967	President, Trustee	Term: Indefinite Served: Since 10/12	Chairman, SSGA Funds Management, Inc. (March 2020 - present); President and Director, SSGA Funds Management, Inc. (2001 - present)*; Senior Managing Director, State Street Global Advisors (1992 - present)*; Manager, State Street Global Advisors Funds Distributors, LLC (May 2017 - present).
BRUCE S. ROSENBERG SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1961	Treasurer	Term: Indefinite Served: Since 2/16	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (July 2015 - present); Director, Credit Suisse (April 2008 - July 2015).
ANN M. CARPENTER SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1966	Vice President and Deputy Treasurer	Term: Indefinite Served: Since 10/12 Term: Indefinite Served: Since 2/16	Chief Operating Officer, SSGA Funds Management, Inc. (April 2005 - present)*; Managing Director, State Street Global Advisors. (April 2005 - present).*
CHAD C. HALLETT SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1969	Deputy Treasurer	Term: Indefinite Served: Since 2/16	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (November 2014 - present).
DARLENE ANDERSON-VASQUEZ SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1968	Deputy Treasurer	Term: Indefinite Served: Since 11/16	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (May 2016 - present); Senior Vice President, John Hancock Investments (September 2007 - May 2016).
ARTHUR A. JENSEN SSGA Funds Management, Inc. 1600 Summer Street Stamford, CT 06905 YOB: 1966	Deputy Treasurer	Term: Indefinite Served: Since 11/16	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (July 2016 - present); Mutual Funds Controller, GE Asset Management Incorporated (April 2011 - July 2016).
DAVID LANCASTER SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1971	Assistant Treasurer	Term: Indefinite Served: Since 11/20	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (July 2017 - present); Assistant Vice President, State Street Bank and Trust Company (November 2011 - July 2017).*
RYAN HILL SSGA Funds Management, Inc. One Iron Street, Boston, MA 02210 YOB:1982	Assistant Treasurer	Term: Indefinite Served: Since 5/22	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (May 2017 - present); Assistant Vice President, State Street Bank and Trust Company (May 2014 - May 2017).
JOHN BETTENCOURT SSGA Funds Management, Inc. One Iron Street, Boston, MA 02210 YOB:1976	Assistant Treasurer	Term: Indefinite Served: Since 5/22	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (March 2020 - present); Assistant Vice President, State Street Global Advisors (June 2007 - March 2020).
BRIAN HARRIS SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1973	Chief Compliance Officer, Anti-Money Laundering Officer and Code of Ethics Compliance Officer	Term: Indefinite Served: Since 7/16	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (June 2013 - present).*
SEAN O'MALLEY SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1969	Chief Legal Officer	Term: Indefinite Served: Since 8/19	Senior Vice President and General Counsel, State Street Global Advisors (May 2022 - present); Senior Vice President and Deputy General Counsel, State Street Global Advisors (November 2013 - May 2022).
27

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL TREASURY PLUS MONEY MARKET FUND
OTHER INFORMATION  (continued)
December 31, 2022 (Unaudited)

Name, Address and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation(s) During the Past 5 Years
DAVID BARR SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1974	Secretary	Term: Indefinite Served: Since 9/20	Vice President and Senior Counsel, State Street Global Advisors (October 2019 - present); Vice President and Counsel, Eaton Vance Corp. (October 2010 - October 2019).
DAVID URMAN SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1985	Assistant Secretary	Term: Indefinite Served: Since 8/19	Vice President and Senior Counsel, State Street Global Advisors (April 2019 - present); Vice President and Counsel, State Street Global Advisors (August 2015 - April 2019); Associate, Ropes & Gray LLP (November 2012 - August 2015).

* Served in various capacities and/or with various affiliated entities during noted time period.
Statement of Additional Information (SAI) includes additional information about the Fund's Trustees and officers and is available, without charge, upon request and by calling 1-877-521-4083.

28

Trustees
John R. Costantino
Michael F. Holland
Michael A. Jessee
Margaret McLaughlin
Ellen M. Needham
George M. Pereira
Donna M. Rapaccioli
Patrick J. Riley
Richard D. Shirk
Investment Adviser and Administrator
SSGA Funds Management, Inc.
One Iron Street
Boston, MA 02210
Custodian and Sub-Administrator
State Street Bank and Trust Company
State Street Financial Center
One Lincoln Street
Boston, MA 02111
Independent Registered Public Accounting Firm
Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116
Legal Counsel
Ropes & Gray LLP
800 Boylston Street
Boston, MA 02199
Transfer Agent
SS&C GIDS, Inc.
State Street Global Advisors
P.O. Box 219737
Kansas City, MO 64121-9737
Distributor
State Street Global Advisors Funds Distributors, LLC
One Iron Street
Boston, MA 02210
This report is for shareholder information. This is not a prospectus intended for use in the purchase or sale of shares of beneficial interest.
State Street Institutional Investment Trust
State Street Bank and Trust Company
P.O. Box 5049
Boston, MA 02206
The information contained in this report is intended for the general information of shareholders of the Fund. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Fund prospectus which contains important information concerning the Fund and the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-877-521-4083 or visiting www.ssga.com. Please read the prospectus carefully before investing in the Fund.

Annual Report
December 31, 2022
State Street Master Funds
State Street Treasury Plus Money Market Portfolio
The information contained in this report is intended for the general information of shareholders of the Portfolio and shareholders of any fund invested in the Portfolio. Interests in the Portfolio are offered solely to eligible investors in private placement transactions that do not involve any “public offering” within the meaning of Section 4(a)(2) of the 1933 Act. This report is not authorized for distribution (i) to prospective investors in any fund invested in the Portfolio unless preceded or accompanied by a current offering document for such fund or (ii) to prospective eligible investors in the Portfolio unless preceded or accompanied by a current offering document of the Portfolio. Eligible investors in the Portfolio may obtain a current Portfolio offering document by calling 1-877-521-4083. Please read the offering document carefully before investing in the Portfolio.

The information contained in this report is intended for the general information of shareholders of the Portfolio and shareholders of any fund invested in the Portfolio. Interests in the Portfolio are offered solely to eligible investors in private placement transactions that do not involve any “public offering” within the meaning of Section 4(a)(2) of the 1933 Act. This report is not authorized for distribution (i) to prospective investors in any fund invested in the Portfolio unless preceded or accompanied by a current offering document for such fund or (ii) to prospective eligible investors in the Portfolio unless preceded or accompanied by a current offering document of the Portfolio. Eligible investors in the Portfolio may obtain a current Portfolio offering document by calling 1-877-521-4083. Please read the offering document carefully before investing in the Portfolio.

State Street Treasury Plus Money Market Portfolio
PORTFOLIO STATISTICS (UNAUDITED)
Portfolio Composition as of December 31, 2022

% of Net Assets
Treasury Repurchase Agreements	76.6%
Treasury Debt	14.5
Other Assets in Excess of Liabilities	8.9
TOTAL	100.0%
(The composition is expressed as a percentage of net assets as of the date indicated. The composition will vary over time.)
Maturity Ladder as of December 31, 2022

% of Net Assets
2 to 30 Days	78.5%
31 to 60 Days	2.7
61 to 90 Days	0.3
Over 90 Days	9.6
Total	91.1%
Average days to maturity	9
Weighted average life	37
(The maturity ladder is expressed as a percentage of net assets as of the date indicated. The composition will vary over time.)
See accompanying notes to financial statements.
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STATE STREET MASTER FUNDS
STATE STREET TREASURY PLUS MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS
December 31, 2022

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
TREASURY DEBT—14.5%
U.S. Treasury Bill	0.000%	01/05/2023	01/05/2023	$ 300,000,000	$ 299,957,650
U.S. Treasury Bill	0.000%	01/10/2023	01/10/2023	75,500,000	75,456,986
U.S. Treasury Bill	0.000%	04/20/2023	04/20/2023	173,600,000	172,637,848
U.S. Treasury Bill	2.100%	05/18/2023	05/18/2023	274,600,000	272,437,525
U.S. Treasury Bill	2.841%	02/02/2023	02/02/2023	200,000,000	199,526,500
U.S. Treasury Bill	2.900%	01/26/2023	01/26/2023	423,800,000	423,007,873
U.S. Treasury Bill	3.020%	07/13/2023	07/13/2023	441,300,000	434,216,097
U.S. Treasury Bill	3.085%	08/10/2023	08/10/2023	137,000,000	134,428,910
U.S. Treasury Bill	3.110%	02/23/2023	02/23/2023	272,630,000	271,429,072
U.S. Treasury Bill	3.156%	02/16/2023	02/16/2023	75,050,000	74,760,526
U.S. Treasury Bill	3.260%	02/14/2023	02/14/2023	220,700,000	219,868,711
U.S. Treasury Notes	1.447%	03/31/2023	03/31/2023	156,600,000	156,111,917
U.S. Treasury Notes	2.271%	05/15/2023	05/15/2023	90,400,000	89,705,753
U.S. Treasury Notes, 3 Month USD MMY - 0.08% (a)	4.323%	12/31/2022	04/30/2024	1,355,200,000	1,354,221,311
U.S. Treasury Notes, 3 Month USD MMY + 0.04% (a)	4.372%	01/02/2023	10/31/2023	433,900,000	433,934,960
U.S. Treasury Notes, 3 Month USD MMY - 0.02% (a)	4.383%	12/31/2022	01/31/2024	9,700,000	9,703,689
U.S. Treasury Notes, 3 Month USD MMY + 0.03% (a)	4.427%	12/31/2022	07/31/2023	511,644,000	511,650,433
U.S. Treasury Notes, 3 Month USD MMY + 0.03% (a)	4.432%	12/31/2022	04/30/2023	389,941,000	389,950,722
U.S. Treasury Notes, 3 Month USD MMY + 0.04% (a)	4.435%	12/31/2022	07/31/2024	400,000,000	399,655,932
U.S. Treasury Notes, 3 Month USD MMY + 0.05% (a)	4.447%	12/31/2022	01/31/2023	425,406,000	425,414,904
TOTAL TREASURY DEBT					6,348,077,319
TREASURY REPURCHASE AGREEMENTS—76.6%
Agreement with Barclays Capital, Inc. and Bank of New York Mellon (Tri-Party), dated 12/30/2022 (collateralized by a U.S. Treasury Bond, 2.000% due 11/15/2041, valued at $163,200,040); expected proceeds $160,076,444	4.300%	01/03/2023	01/03/2023	160,000,000	160,000,000
Agreement with Federal Reserve Bank of New York and Bank of New York Mellon (Tri-Party), dated 12/30/2022 (collateralized by U.S. Treasury Notes, 0.125% – 2.375% due 02/15/2024 – 05/15/2029, valued at $25,212,040,030); expected proceeds $25,212,040,000	4.300%	01/03/2023	01/03/2023	25,200,000,000	25,200,000,000
Agreement with Fixed Income Clearing Corp. and Bank of New York Mellon (Tri-Party), dated 12/30/2022 (collateralized by U.S. Treasury Inflation Index Note, 0.375% due 07/15/2027, and U.S. Treasury Note, 3.500% due 09/15/2025, valued at $306,000,030); expected proceeds $300,143,333	4.300%	01/03/2023	01/03/2023	300,000,000	300,000,000
Agreement with Fixed Income Clearing Corp., dated 12/30/2022 (collateralized by U.S. Treasury Inflation Index Note, 0.375% due 07/15/2023, and U.S. Treasury Note, 0.750% due 04/30/2026, valued at $663,160,648); expected proceeds $650,310,556	4.300%	01/03/2023	01/03/2023	650,000,000	650,000,000
Agreement with Fixed Income Clearing Corp., dated 12/30/2022 (collateralized by U.S. Treasury Notes, 1.875% - 4.125% due 02/28/2027 – 11/30/2029, valued at $6,625,776,158); expected proceeds $6,503,106,375	4.300%	01/03/2023	01/03/2023	6,500,000,819	6,500,000,819
Agreement with Mitsubishi UFJ Securities, Inc., dated 12/30/2022 (collateralized by U.S. Treasury Notes, 1.250% - 4.250% due 08/15/2040 – 02/15/2052, valued at $305,902,559); expected proceeds $300,143,333	4.300%	01/03/2023	01/03/2023	300,000,000	300,000,000
See accompanying notes to financial statements.
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STATE STREET MASTER FUNDS
STATE STREET TREASURY PLUS MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
Agreement with National Australia Bank, Ltd., dated 12/30/2022 (collateralized by U.S. Treasury Note, 1.000% due 07/31/2028, valued at $157,981,790); expected proceeds $155,074,056	4.300%	01/03/2023	01/03/2023	$ 155,000,000	$ 155,000,000
Agreement with Prudential Insurance Co., dated 12/30/2022 (collateralized by U.S. Treasury Note, 1.750% due 08/15/2041, and U.S. Treasury Strips, 0.000% due 05/15/2030 – 11/15/2037, valued at $101,304,377); expected proceeds $98,998,637	4.310%	01/03/2023	01/03/2023	98,951,250	98,951,250
Agreement with UBS Securities LLC and Bank of New York Mellon (Tri-Party), dated 12/30/2022 (collateralized by U.S Treasury Bills, 0.000% due 01/12/2023 – 06/08/2023, U.S Treasury Bonds, 0.125% – 7.625% due 01/31/2023 – 08/15/2051, U.S Treasury Inflation Index Bonds, 0.125% – 2.375% due 04/15/2023 – 02/15/2046, U.S Treasury Notes, 4.323% – 4.477% due 07/31/2023 – 10/31/2024, and U.S. Treasury Strips, 0.000% due 02/15/2023 – 11/15/2050, valued at $102,000,088); expected proceeds $100,047,778	4.300%	01/03/2023	01/03/2023	100,000,000	100,000,000
TOTAL TREASURY REPURCHASE AGREEMENTS					33,463,952,069
TOTAL INVESTMENTS (b)(c)–91.1%					39,812,029,388
Other Assets in Excess of Liabilities —8.9%					3,875,065,924
NET ASSETS –100.0%					$ 43,687,095,312
(a)	Variable Rate Security - Interest rate shown is rate in effect at December 31, 2022. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(b)	Also represents the cost for federal tax purposes.
(c)	Unless otherwise indicated, the values of the securities of the Portfolio are determined based on Level 2 inputs (Note 2).
MMY	Money Market Yield
See accompanying notes to financial statements.
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STATE STREET MASTER FUNDS
STATE STREET TREASURY PLUS MONEY MARKET PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
December 31, 2022

ASSETS
Investments in unaffiliated issuers, at value and cost	$ 6,348,077,319
Repurchase agreements, at value and amortized cost	33,463,952,069
Total Investments	39,812,029,388
Cash	3,835,699,240
Interest receivable — unaffiliated issuers	42,903,120
Prepaid expenses and other assets	8,924
TOTAL ASSETS	43,690,640,672
LIABILITIES
Advisory and administrator fee payable	1,907,500
Custody, sub-administration and transfer agent fees payable	1,500,352
Trustees’ fees and expenses payable	3,425
Professional fees payable	99,535
Printing fees payable	27,576
Accrued expenses and other liabilities	6,972
TOTAL LIABILITIES	3,545,360
NET ASSETS	$43,687,095,312
See accompanying notes to financial statements.
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STATE STREET MASTER FUNDS
STATE STREET TREASURY PLUS MONEY MARKET PORTFOLIO
STATEMENT OF OPERATIONS
For the Year Ended December 31, 2022

INVESTMENT INCOME
Interest income — unaffiliated issuers	$760,124,053
EXPENSES
Advisory and administrator fee	19,365,971
Custodian, sub-administrator and transfer agent fees	4,025,642
Trustees’ fees and expenses	218,069
Professional fees	355,713
Printing and postage fees	32,456
Insurance expense	11,838
Miscellaneous expenses	69,117
TOTAL EXPENSES	24,078,806
NET INVESTMENT INCOME (LOSS)	$736,045,247
REALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments — unaffiliated issuers	(971,357)
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$735,073,890
See accompanying notes to financial statements.
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STATE STREET MASTER FUNDS
STATE STREET TREASURY PLUS MONEY MARKET PORTFOLIO
STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended 12/31/22	Year Ended 12/31/21
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ 736,045,247	$ 2,473,307
Net realized gain (loss)	(971,357)	12,659
Net increase (decrease) in net assets resulting from operations	735,073,890	2,485,966
CAPITAL TRANSACTIONS
Contributions	170,908,030,378	59,891,436,435
Withdrawals	(155,017,320,210)	(60,881,968,916)
Net increase (decrease) in net assets from capital transactions	15,890,710,168	(990,532,481)
Net increase (decrease) in net assets during the period	16,625,784,058	(988,046,515)
Net assets at beginning of period	27,061,311,254	28,049,357,769
NET ASSETS AT END OF PERIOD	$ 43,687,095,312	$ 27,061,311,254
See accompanying notes to financial statements.
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STATE STREET MASTER FUNDS
STATE STREET TREASURY PLUS MONEY MARKET PORTFOLIO
FINANCIAL HIGHLIGHTS
Selected data for a share outstanding throughout each period

	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20	Year Ended 12/31/19	Year Ended 12/31/18
Total return (a)	1.65%	0.01%	0.46%	2.19%	1.82%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$43,687,095	$27,061,311	$28,049,358	$23,834,935	$17,447,265
Ratios to average net assets:
Total expenses	0.06%	0.06%	0.06%	0.07%	0.07%
Net investment income (loss)	1.91%	0.01%	0.41%	2.13%	1.79%
(a)	Results represent past performance and are not indicative of future results. Total return for periods of less than one year are not annualized.
See accompanying notes to financial statements.
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STATE STREET MASTER FUNDS
STATE STREET TREASURY PLUS MONEY MARKET PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
December 31, 2022

1.    Organization
State Street Master Funds (the “Trust”), a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (“1940 Act”), is an open-end management investment company.
As of December 31, 2022, the Trust consists of five (5) series, each of which represents a separate series of beneficial interest in the Trust. State Street Treasury Plus Money Market Portfolio (the “Portfolio”) is authorized to issue an unlimited number of shares of beneficial interest with no par value. The financial statements herein relate only to the Portfolio.
The Portfolio operates as a “government money market fund” within the meaning of Rule 2a-7 under the 1940 Act to comply with the amendments to Rule 2a-7 that became effective on October 14, 2016. The Portfolio is not currently subject to liquidity fees or temporary suspensions of redemptions due to declines in the Portfolio's weekly liquid assets.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred.
2.    Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:
The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The Portfolio is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.
Security Valuation
The investments of the Portfolio are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board of Trustees of the Trust (the “Board”). The Committee provides oversight of the valuation of investments for the Portfolio. The Board has responsibility for overseeing the determination of the fair value of investments.
The Portfolio’s securities are recorded on the basis of amortized cost which approximates fair value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.
Because of the inherent uncertainties of valuation and under certain market conditions, the values reflected in the financial statements may differ from the value received upon actual sale of those investments and it is possible that the differences could be material.
Various inputs are used in determining the value of the Portfolio’s investments. The Portfolio values its assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.
The three levels of the fair value hierarchy are as follows:
•  Level 1 – Unadjusted quoted prices in active markets for an identical asset or liability;
•   Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest
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STATE STREET TREASURY PLUS MONEY MARKET PORTFOLIO
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2022

rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and
•   Level 3 – Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.
Investment Transactions and Income Recognition
Investment transactions are accounted for on trade date for financial reporting purposes. Realized gains and losses from the sale or disposition of investments are determined using the identified cost method. Interest income is recorded daily on an accrual basis. All premiums and discounts are amortized/accreted for financial reporting purposes.
All of the net investment income and realized gains and losses from the security transactions of the Portfolio are allocated pro rata among the partners in the Portfolio on a daily basis based on each partner’s daily ownership percentage.
Expenses
Certain expenses, which are directly identifiable to a specific Portfolio, are applied to that Portfolio within the Trust. Other expenses which cannot be attributed to a specific Portfolio are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Portfolio within the Trust.
3.    Securities and Other Investments
Repurchase Agreements
The Portfolio may enter into repurchase agreements under the terms of a Master Repurchase Agreement. A repurchase agreement customarily obligates the seller at the time it sells securities to the Portfolio to repurchase the securities at a mutually agreed upon price and time. During the term of a repurchase agreement, the value of the underlying securities held as collateral on behalf of the Portfolio including accrued interest, is required to exceed the value of the repurchase agreement, including accrued interest.
The Portfolio monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the Portfolio’s principal amount of the repurchase agreement (including accrued interest). The underlying securities are ordinarily United States Government or Government Agency securities, but may consist of other securities. The use of repurchase agreements involves certain risks including counterparty risks. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which the value of the collateral may decline.
As of December 31, 2022, the Portfolio had invested in repurchase agreements with the gross values of $33,463,952,069 and associated collateral equal to $33,637,365,720.
4.    Fees and Transactions with Affiliates
Advisory and Administrator Fee
The Trust has entered into an investment advisory agreement with SSGA Funds Management, Inc. (the “Adviser” or “SSGA FM”), a subsidiary of State Street Corporation and an affiliate of State Street Bank and Trust Company (“State Street”), under which the Adviser directs the investments of the Portfolio in accordance with its investment objective, policies, and limitations. In compensation for the Adviser’s services as investment adviser, the Portfolio pays the Adviser a management fee at an annual rate of 0.05% of its average daily net assets. SSGA FM also serves as administrator.
Each of the Adviser and State Street Global Advisors Funds Distributors, LLC (each a “Service Provider”) also may voluntarily reduce all or a portion of its fees and/or reimburse expenses for the Portfolio to the extent necessary to maintain a certain minimum net yield, which may vary from time to time, in SSGA FM’s sole discretion (any such waiver or reimbursement of expenses by a Service Provider being referred to herein as a “Voluntary Reduction”). The Adviser may, in its sole discretion, implement the Voluntary Reduction for some series of the Trust and not others. The amount of any Voluntary Reduction may differ between such series in the Adviser's sole discretion. The business objectives of the Adviser and its affiliates and their broader relationships with certain Portfolio shareholders, Financial Intermediaries or distribution channels could give the Adviser an incentive to implement
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STATE STREET MASTER FUNDS
STATE STREET TREASURY PLUS MONEY MARKET PORTFOLIO
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2022

the Voluntary Reduction for some series of the Trust and not others, or to implement it to a greater degree for some series or share classes than others. Under an agreement with the Service Providers relating to the Voluntary Reduction, the Portfolio has agreed to reimburse the Service Providers for the full dollar amount of any Voluntary Reduction beginning on May 1, 2020, subject to certain limitations. Each Service Provider may, in its sole discretion, irrevocably waive receipt of any or all reimbursement amounts due from the Portfolio.
A reimbursement to the Service Provider would increase fund expenses and may negatively impact a Portfolio's yield during such period. There is no guarantee that the Voluntary Reduction will be in effect at any given time or that a Portfolio will be able to avoid a negative yield.
There were no reimbursements for the fiscal year ended December 31, 2022.
Custodian, Sub-Administrator and Transfer Agent Fees
State Street serves as the custodian, sub-administrator and transfer agent to the Portfolio. For its services as custodian, sub-administrator and transfer agent the Portfolio pays State Street an annual fee. The fees are accrued daily and paid monthly.
5.    Trustees’ Fees
The fees and expenses of the Trust's Trustees who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”), are paid directly by the Portfolio. The Independent Trustees are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.
6.    Income Tax Information
The Portfolio is not required to pay federal income taxes on its net investment income and net capital gains because it is treated as a partnership for federal income tax purposes. All interest, gains and losses of the Portfolio are deemed to have been “passed through” to the Portfolio’s partners in proportion to their holdings in the Portfolio, regardless of whether such items have been distributed by the Portfolio. Each partner is responsible for its tax liability based on its distributive share; therefore, no provision has been made for federal income taxes.
The Portfolio files federal and various state and local tax returns as required. No income tax returns are currently under examination. Generally, the federal returns are subject to examination by the Internal Revenue Service for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction. SSGA FM has analyzed the Portfolio’s tax positions taken on tax returns for all open years and does not believe there are any uncertain tax positions that would require recognition of a tax liability.
As of December 31, 2022, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.
7.    Risks
Concentration Risk
As a result of the Portfolio's ability to invest a large percentage of its assets in obligations of issuers within the same country, state, region, currency or economic sector, an adverse economic, business or political development may affect the value of the Portfolio's investments more than if the Portfolio was more broadly diversified.
Market, Credit and Counterparty Risk
In the normal course of business, the Portfolio trades securities and enters into financial transactions where risk of potential loss exists due to changes in global economic conditions and fluctuations of the market (market risk). Additionally, the Portfolio may also be exposed to counterparty risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Portfolio has unsettled or open transactions defaults. The value of securities held by the Portfolio may decline in response to certain events, including those directly involving the companies whose securities are owned by the Portfolio; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations (credit risk).
Financial assets, which potentially expose the Portfolio to market, credit and counterparty risks, consist principally of investments and cash due from counterparties. The extent of the Portfolio’s exposure to market, credit and counterparty risks in respect to these financial assets approximates their value as recorded in the Portfolio’s Statement of Assets and Liabilities, less any collateral held by the Portfolio.
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STATE STREET MASTER FUNDS
STATE STREET TREASURY PLUS MONEY MARKET PORTFOLIO
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2022

The Portfolio's investments are subject to changes in general economic conditions, general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and general market liquidity. The Portfolio is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness, such as COVID-19, or other public health issues, or other events could have a significant impact on the Portfolio and its investments.
8.    Recent Accounting Pronouncement
In March 2020, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update No. 2020-04 (“ASU 2020-04”), “Reference Rate Reform (Topic 848)”. In response to concerns about structural risks of interbank offered rates, and particularly the risk of cessation of LIBOR, regulators have undertaken reference rate reform initiatives to identify alternative reference rates that are more observable or transaction based and less susceptible to manipulation. ASU 2020-04 provides optional guidance for a limited period of time to ease the potential burden in accounting for (or recognizing the effects of) reference rate reform on financial reporting. ASU 2020-04 is elective and applies to all entities, subject to meeting certain criteria, that have contracts, hedging relationships, and other transactions that reference LIBOR or another reference rate expected to be discontinued because of reference rate reform. The relief provided is temporary and generally cannot be applied to contract modifications that occur after December 31, 2022, or hedging relationships entered into or evaluated after that date. However, the FASB has indicated that it will revisit the sunset date in Topic 848 after the LIBOR administrator makes a final decision on a phaseout date. On November 30, 2020, the LIBOR administrator proposed extending the publication of the overnight and the one-, three-, six- and 12-month USD LIBOR settings through June 30, 2023, when many existing contracts that reference LIBOR will have expired. Management is currently evaluating the impact of the guidance.
9.    Subsequent Events
Management has evaluated the impact of all subsequent events on the Portfolio through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.
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STATE STREET MASTER FUNDS
STATE STREET TREASURY PLUS MONEY MARKET PORTFOLIO
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Owners of Beneficial Interest State Street Treasury Plus Money Market Portfolio and the Board of Trustees of State Street Master Funds
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of State Street Treasury Plus Money Market Portfolio (the “Portfolio”) (one of the series constituting State Street Master Funds (the “Trust”)), including the schedule of investments, as of December 31, 2022, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Portfolio (one of the series constituting State Street Master Funds) at December 31, 2022, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2022, by correspondence with the custodian, brokers and others; when replies were not received from brokers and others, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more State Street Global Advisors investment companies since 2000.
Boston, Massachusetts
February 24, 2023
12

STATE STREET MASTER FUNDS
STATE STREET TREASURY PLUS MONEY MARKET PORTFOLIO
OTHER INFORMATION
December 31, 2022 (Unaudited)

Expense Example
As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs, including sales charges (loads), if applicable, on purchase payments, reinvested dividends, or other distributions and (2) ongoing costs, including advisory fees and to the extent applicable, distribution (12b-1) and/or service fees; and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from July 1, 2022 to December 31, 2022.
The table below illustrates your Portfolio's cost in two ways:
Based on actual fund return ——This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the Portfolio's actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Portfolio. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Portfolio under the heading “Expenses Paid During Period”.
Based on hypothetical 5% return ——This section is intended to help you compare your Portfolio's costs with those of other mutual funds. It assumes that the Portfolio had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case, because the return used is not the Portfolio's actual return, the results do not apply to your investment. The example is useful in making comparisons because the U.S. Securities and Exchange Commission (the “SEC”) requires all mutual funds to calculate expenses based on a 5% return. You can assess your Portfolio's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales load charges (loads). Therefore, the hypothetical 5% return section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
		Actual		Hypothetical (assuming a 5% return before expenses)
	Annualized Expense Ratio	Ending Account Value	Expenses Paid During Period(a)	Ending Account Value	Expenses Paid During Period(a)
State Street Treasury Plus Money Market Portfolio	0.06%	$1,014.50	$0.30	$1,024.90	$0.31
(a)	Expenses are equal to the Portfolio's annualized net expense ratio multiplied by the average account value of the period, multiplied by 184, then divided by 365.
13

STATE STREET MASTER FUNDS
STATE STREET TREASURY PLUS MONEY MARKET PORTFOLIO
OTHER INFORMATION  (continued)
December 31, 2022 (Unaudited)

Proxy Voting Policies and Procedures and Records
The Portfolio has adopted the proxy voting policies of the Adviser. A description of the Portfolio's proxy voting policies and procedures that are used by the Portfolio's Adviser to vote proxies relating to Portfolio's portfolio of securities are available (i) without charge, upon request, by calling 1-877-521-4083 (toll free) and (ii) on the SEC's website at www.sec.gov. Information regarding how the Portfolio voted for the prior 12-month period ended June 30 is available by August 31 of each year by calling the same number and on the SEC's website, at www.sec.gov. and on the Portfolio's website at www.ssga.com.
Monthly Portfolio Schedule
The Portfolio files its monthly portfolio holdings with the SEC on Form N-MFP. The Portfolio’s Form N-MFP is available on the SEC’s website at www.sec.gov.
14

STATE STREET MASTER FUNDS
STATE STREET TREASURY PLUS MONEY MARKET PORTFOLIO
OTHER INFORMATION  (continued)
December 31, 2022 (Unaudited)

TRUSTEES AND OFFICERS INFORMATION
Name, Address and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation During the Past Five Years and Relevant Experience	Number of Funds in Fund Complex Overseen by Trustee†	Other Directorships Held by Trustee During the Past Five Years
Trustees
Independent Trustees
Michael F. Holland(1) c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1944	Trustee and Co- Chairperson of the Board	Term: Indefinite Elected: 7/99	Chairman, Holland & Company L.L.C. (investment adviser) (1995 - present).	55	Director, the Holland Series Fund, Inc.; Director, The China Fund, Inc. (1992 - 2017); Director, The Taiwan Fund, Inc. (2007 - 2017); Director, Reaves Utility Income Fund, Inc.; and Director, Blackstone/GSO Loans (and Real Estate) Funds.
Patrick J. Riley c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1948	Trustee and Co- Chairperson of the Board	Term: Indefinite Elected: 1/14	Associate Justice of the Superior Court, Commonwealth of Massachusetts (2002 - May 2010); Partner, Riley, Burke & Donahue, L.L.P. (law firm) (1985 - 2002); Independent Director, State Street Global Advisors Europe Limited (investment company) (1998 - present); Independent Director, SSGA Liquidity PLC (formerly, SSGA Cash Management Fund PLC) (1998 - present); Independent Director, SSGA Fixed Income PLC (January 2009 - present); Independent Director, SSGA Qualified Funds PLC (January 2009 - 2019).	55	Board Director and Chairman, SPDR Europe I PLC Board (2011 - present); Board Director and Chairman, SPDR Europe II, PLC (2013 - present).
John R. Costantino c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1946	Trustee and Chairperson of the Qualified Legal Compliance Committee	Term: Indefinite Elected: 12/18	Senior Advisor to NGN Capital LLC (January 2020 - present); Managing General Partner, NGN Capital LLC (2006 - December 2019).	55	Director, Kleinfeld Bridal Corp. (January 2016 - present); Trustee of Neuroscience Research Institute (1986 - 2017); Trustee of Fordham University (1989 - 1995 and 2001 - 2007) and Trustee Emeritus (2007 - present); Trustee and Independent Chairperson of GE Funds (1993 - February 2011); Director, Muscular Dystrophy Association (2019 - present); Trustee of Gregorian University Foundation (1992 - 2007); Chairman of the Board of Directors, Vivaldi Biosciences Inc. (May 2017 - present); Chairman of the Supervisory Board, Vivaldi Biosciences AG. (May 2017 - present); Trustee, Gallim Dance (December 2021 - present).
Richard D. Shirk c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1945	Trustee and Chairperson of the Nominating Committee and Chairperson of the Governance Committee	Term: Indefinite Elected: 1/14	Chairman (March 2001 - April 2002), President and Chief Executive Officer (1996 - March 2001), Cerulean Companies, Inc. (holding company) (Retired); President and Chief Executive Officer, Blue Cross Blue Shield of Georgia (health insurer, managed healthcare) (1992 - March 2001).	55	Chairman and Board Member (December 2008) and Investment Committee Member (December 2008 - present), Healthcare Georgia Foundation (private foundation); Lead Director and Board Member, Amerigroup Corp. (managed health care) (September 2002 - 2012); Board Member (1999 - 2013) and Investment Committee Member (2001 - 2017), Woodruff Arts Center; Trustee, Gettysburg College (2003 - 2009); Board member, Aerocare Holdings (2003 - January 2021), Regenesis Biomedical Inc. (April 2012 - present).
Michael A. Jessee c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1946	Trustee and Chairperson of the Valuation Committee	Term: Indefinite Appointed: 7/16 Elected: 12/18	Retired; formerly, President and Chief Executive Officer of the Federal Home Loan Bank of Boston (1989 - 2009); Trustee, Randolph-Macon College (2004 - 2016).	55	None.
15

STATE STREET MASTER FUNDS
STATE STREET TREASURY PLUS MONEY MARKET PORTFOLIO
OTHER INFORMATION  (continued)
December 31, 2022 (Unaudited)

Name, Address and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation During the Past Five Years and Relevant Experience	Number of Funds in Fund Complex Overseen by Trustee†	Other Directorships Held by Trustee During the Past Five Years
Donna M. Rapaccioli c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1962	Trustee and Chairperson of the Audit Committee	Term: Indefinite Elected: 12/18	Dean of the Gabelli School of Business (2007 - June 2022) and Accounting Professor (1987 - present) at Fordham University.	55	Director- Graduate Management Admissions Council (2015 - present); Trustee of Emmanuel College (2010 - 2019).
Margaret McLaughlin c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1967	Trustee	Term: Indefinite Appointed: 9/22	Consultant (since 2020) Bates Group (consultants); Consultant (2019 - 2020) Madison Dearborn Partners (private equity); General Counsel/CCO (2011 - 2019) Kramer Van Kirk Credit Strategies L.P./Mariana Systems LLC (Investment Adviser/SaaS Technology).	55	Director, Manning & Napier Fund Inc. (2021 - present).
George Pereira c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1964	Trustee	Term: Indefinite Appointed: 9/22	Chief Operating Officer (January 2011 - September 2020) and Chief Financial Officer (November 2004 - September 2020), Charles Schwab Investment Management.	55	Director, Pacific Premier Bancorp, Pacific Premier Bank (2021 - present); Director, Charles Schwab Asset Management (Ireland) Ltd., & Charles Schwab Worldwide Funds PLC. (2005 - 2020); Director, Rotaplast International, Inc. (non-profit providing free medical services to children worldwide) (2012 - 2018).
Interested Trustee(2)
Ellen M. Needham(3) SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1967	Trustee and President	Term: Indefinite Elected 12/18	Chairman, SSGA Funds Management, Inc. (March 2020 - present); President and Director, SSGA Funds Management, Inc. (2001 - present)*; Senior Managing Director, State Street Global Advisors (1992 - present)*; Manager, State Street Global Advisors Funds Distributors, LLC (May 2017 - present).	55	Board Director, SSGA SPDR ETFs Europe I PLC (May 2020 - present); Board Director, SSGA SPDR ETFs Europe II PLC (May 2020 - present).
† For the purpose of determining the number of portfolios overseen by the Trustees, “Fund Complex” comprises registered investment companies for which SSGA Funds Management, Inc. serves as investment adviser.
(1) Mr. Holland retired as a Trustee of the Trust effective December 31, 2022.
(2) The individual listed below is a Trustee who is an “interested person,” as defined in the 1940 Act, of the Trust (“Interested Trustee”).
(3) Ms. Needham is an Interested Trustee because of her employment by SSGA FM, an affiliate of the Trust.
* Served in various capacities and/or with various affiliated entities during noted time period.

16

STATE STREET MASTER FUNDS
STATE STREET TREASURY PLUS MONEY MARKET PORTFOLIO
OTHER INFORMATION  (continued)
December 31, 2022 (Unaudited)

The following lists the principal officers for the Trust, as well as their mailing addresses and ages, positions with the Trust and length of time served, and present and principal occupations:

Name, Address and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation(s) During the Past 5 Years
Officers
ELLEN M. NEEDHAM SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1967	President, Trustee	Term: Indefinite Served: Since 10/12	Chairman, SSGA Funds Management, Inc. (March 2020 - present); President and Director, SSGA Funds Management, Inc. (2001 - present)*; Senior Managing Director, State Street Global Advisors (1992 - present)*; Manager, State Street Global Advisors Funds Distributors, LLC (May 2017 - present).
BRUCE S. ROSENBERG SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1961	Treasurer	Term: Indefinite Served: Since 2/16	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (July 2015 - present); Director, Credit Suisse (April 2008 - July 2015).
ANN M. CARPENTER SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1966	Vice President and Deputy Treasurer	Term: Indefinite Served: Since 10/12 Term: Indefinite Served: Since 2/16	Chief Operating Officer, SSGA Funds Management, Inc. (April 2005 - present)*; Managing Director, State Street Global Advisors (April 2005 - present).*
CHAD C. HALLETT SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1969	Deputy Treasurer	Term: Indefinite Served: Since 2/16	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (November 2014 - present).
DARLENE ANDERSON-VASQUEZ SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1968	Deputy Treasurer	Term: Indefinite Served: Since 11/16	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (May 2016 - present); Senior Vice President, John Hancock Investments (September 2007 - May 2016).
ARTHUR A. JENSEN SSGA Funds Management, Inc. 1600 Summer Street Stamford, CT 06905 YOB: 1966	Deputy Treasurer	Term: Indefinite Served: Since 9/17	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (July 2016 - present); Mutual Fund Controller, GE Asset Management Incorporated (April 2011 - July 2016).
DAVID LANCASTER SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1971	Assistant Treasurer	Term: Indefinite Served: Since 11/20	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (July 2017 - present); Assistant Vice President, State Street Bank and Trust Company (November 2011 - July 2017).*
RYAN HILL SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1982	Assistant Treasurer	Term: Indefinite Served: Since 5/22	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (May 2017 - present); Assistant Vice President, State Street Bank and Trust Company (May 2014 - May 2017).
JOHN BETTENCOURT SSGA Funds Management, Inc. One Iron Street, Boston, MA 02210 YOB:1976	Assistant Treasurer	Term: Indefinite Served: Since 5/22	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (March 2020 - present); Assistant Vice President, State Street Global Advisors (June 2007 - March 2020).
BRIAN HARRIS SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1973	Chief Compliance Officer, Anti-Money Laundering Officer and Code of Ethics Compliance Officer	Term: Indifinite Served: Since 11/13 Term: Indefinite Served: Since 9/16	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (June 2013 - present).*
SEAN O'MALLEY SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1969	Chief Legal Officer	Term: Indefinite Served: Since 8/19	Senior Vice President and General Counsel, State Street Global Advisors (May 2022 - present); Senior Vice President and Deputy General Counsel, State Street Global Advisors (November 2013 - May 2022).
17

STATE STREET MASTER FUNDS
STATE STREET TREASURY PLUS MONEY MARKET PORTFOLIO
OTHER INFORMATION  (continued)
December 31, 2022 (Unaudited)

Name, Address and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation(s) During the Past 5 Years
DAVID BARR SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB:1974	Secretary	Term: Indefinite Served: Since 9/20	Vice President and Senior Counsel, State Street Global Advisors (October 2019 - present); Vice President and Counsel, Eaton Vance Corp. (October 2010 - October 2019).
DAVID URMAN SSGA Funds Management, Inc. One Iron Street Boston,MA 02210 YOB:1985	Assistant Secretary	Term: Indefinite Served: Since 8/19	Vice President and Senior Counsel, State Street Global Advisors (April 2019 - present); Vice President and Counsel, State Street Global Advisors (August 2015 - April 2019); Associate, Ropes & Gray LLP (November 2012 - August 2015).
* Served in various capacities and/or with various affiliated entities during noted time period.
The Statement of Additional Information (SAI) includes additional information about the Trust's trustees and officers and is available, without charge, upon request and by calling 1-877-521-4083.

18

Trustees
John R. Costantino
Michael F. Holland
Michael A. Jessee
Margaret McLaughlin
Ellen M. Needham
George M. Pereira
Donna M. Rapaccioli
Patrick J. Riley
Richard D. Shirk
Investment Adviser and Administrator
SSGA Funds Management, Inc.
One Iron Street
Boston, MA 02210
Custodian, Sub-Administrator and Transfer Agent
State Street Bank and Trust Company
State Street Financial Center
One Lincoln Street
Boston, MA 02111
Independent Registered Public Accounting Firm
Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116
Legal Counsel
Ropes & Gray LLP
800 Boylston Street
Boston, MA 02199
This report is for shareholder information. This is not a prospectus intended for use in the purchase or sale of shares of beneficial interest.
State Street Master Funds
State Street Bank and Trust Company
P.O. Box 5049
Boston, MA 02206
The information contained in this report is intended for the general information of shareholders of the Portfolio and shareholders of any fund invested in the Portfolio. Interests in the Portfolio are offered solely to eligible investors in private placement transactions that do not involve any “public offering” within the meaning of Section 4(a)(2) of the 1933 Act. This report is not authorized for distribution (i) to prospective investors in any fund invested in the Portfolio unless preceded or accompanied by a current offering document for such fund or (ii) to prospective eligible investors in the Portfolio unless preceded or accompanied by a current offering document of the Portfolio. Eligible investors in the Portfolio may obtain a current Portfolio offering document by calling 1-877-521-4083. Please read the offering document carefully before investing in the Portfolio.
STTTPAR1
00282811

Annual Report
December 31, 2022
State Street Institutional Investment Trust
State Street Treasury Obligations Money Market Fund
The information contained in this report is intended for the general information of shareholders of the Fund. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Fund prospectus which contains important information concerning the Fund and the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-877-521-4083 or visiting www.ssga.com. Please read the prospectus carefully before investing in the Fund.

The information contained in this report is intended for the general information of shareholders of the Fund. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Fund prospectus which contains important information concerning the Fund and the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-877-521-4083 or visiting www.ssga.com. Please read the prospectus carefully before investing in the Fund.

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TREASURY OBLIGATIONS MONEY MARKET FUND
STATEMENT OF ASSETS AND LIABILITIES
December 31, 2022

ASSETS
Investment in corresponding affiliated Portfolio, at value and cost	$6,255,960,996
Receivable from Adviser	245,473
Prepaid expenses and other assets	10,545
TOTAL ASSETS	6,256,217,014
LIABILITIES
Administration fees payable	284,889
Transfer agent fees payable	352
Registration and filing fees payable	208,533
Professional fees payable	24,077
Printing fees payable	36,961
Distribution payable	1,434,536
Accrued expenses and other liabilities	7,312
TOTAL LIABILITIES	1,996,660
NET ASSETS	$6,254,220,354
NET ASSETS CONSIST OF:
Paid-in Capital	$6,254,537,870
Total distributable earnings (loss)	(317,516)
NET ASSETS	$6,254,220,354
NET ASSET VALUE PER SHARE
Net asset value, offering and redemption price per share	$ 1.00
Shares outstanding	6,254,537,870
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
1

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TREASURY OBLIGATIONS MONEY MARKET FUND
STATEMENT OF OPERATIONS
For the Year Ended December 31, 2022

INCOME AND EXPENSES ALLOCATED FROM AFFILIATED PORTFOLIO
Interest income allocated from affiliated Portfolio	104,541,160
Expenses allocated from affiliated Portfolio	(3,414,336)
TOTAL INVESTMENT INCOME (LOSS) ALLOCATED FROM AFFILIATED PORTFOLIO	101,126,824
EXPENSES
Administration fees	2,743,013
Custodian fees	18,222
Trustees’ fees and expenses	21,013
Transfer agent fees	557
Registration and filing fees	248,626
Professional fees and expenses	39,204
Printing and postage fees	30,295
Insurance expense	15,464
Miscellaneous expenses	20,345
TOTAL EXPENSES	3,136,739
Expenses waived/reimbursed by the Adviser	(2,251,200)
NET EXPENSES	885,539
NET INVESTMENT INCOME (LOSS)	$100,241,285
REALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments allocated from affiliated Portfolio	(119,658)
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$100,121,627
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
2

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TREASURY OBLIGATIONS MONEY MARKET FUND
STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended 12/31/22	Year Ended 12/31/21
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ 100,241,285	$ 773,304
Net realized gain (loss)	(119,658)	1,659
Net increase (decrease) in net assets resulting from operations	100,121,627	774,963
DISTRIBUTIONS TO SHAREHOLDERS:
Distributions to shareholders	(100,440,497)	(774,279)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from sale of shares sold	7,246,651,965	4,109,785,543
Reinvestment of distributions	98,971,918	773,017
Cost of shares redeemed	(4,846,841,445)	(3,108,792,238)
Net increase (decrease) from share transactions	2,498,782,438	1,001,766,322
Net increase (decrease) in net assets during the period	2,498,463,568	1,001,767,006
Net assets at beginning of period	3,755,756,786	2,753,989,780
NET ASSETS AT END OF PERIOD	$ 6,254,220,354	$ 3,755,756,786
SHARES OF BENEFICIAL INTEREST:
Shares sold	7,246,651,965	4,109,785,543
Reinvestment of distributions	98,971,918	773,017
Shares redeemed	(4,846,841,445)	(3,108,792,238)
Net increase (decrease) from share transactions	2,498,782,438	1,001,766,322
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
3

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TREASURY OBLIGATIONS MONEY MARKET FUND
FINANCIAL HIGHLIGHTS
Selected data for a share outstanding throughout each period

	Year Ended 12/31/22(a)	Year Ended 12/31/21(a)	Year Ended 12/31/20(a)	Year Ended 12/31/19(a)	Year Ended 12/31/18(a)
Net asset value, beginning of period	$ 1.0000	$ 1.0000	$ 1.0000	$ 1.0000	$ 1.0000
Income (loss) from investment operations:
Net investment income (loss)	0.0162	0.0002	0.0045	0.0213	0.0178
Net realized and unrealized gain (loss)	—	(0.0001)	(0.0001)	(0.0000)(b)	—
Total from investment operations	0.0162	0.0001	0.0044	0.0213	0.0178
Distributions to shareholders from:
Net investment income	(0.0162)	(0.0001)	(0.0044)	(0.0213)	(0.0178)
Net asset value, end of period	$ 1.0000	$ 1.0000	$ 1.0000	$ 1.0000	$ 1.0000
Total return (c)	1.64%	0.02%	0.44%	2.16%	1.79%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$6,254,220	$3,755,757	$2,753,990	$4,220,578	$3,620,569
Ratios to average net assets:
Total expenses	0.12%	0.12%	0.12%	0.12%	0.13%
Net expenses	0.08%	0.05%	0.08%	0.08%	0.08%
Net investment income (loss)	1.83%	0.02%	0.45%	2.13%	1.77%
(a)	The per share amounts and percentages include the Fund’s proportionate share of income and expenses of the affiliated Portfolio.
(b)	Amount is less than $0.00005 per share.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
4

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TREASURY OBLIGATIONS MONEY MARKET FUND
NOTES TO FINANCIAL STATEMENTS
December 31, 2022

1.    Organization
State Street Institutional Investment Trust (the “Trust”), a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (“1940 Act”), is an open-end management investment company.
As of December 31, 2022, the Trust consists of twenty-nine (29) series (and corresponding classes, each of which have the same rights and privileges, including voting rights), each of which represents a separate series of beneficial interest in the Trust. The Declaration of Trust permits the Board of Trustees of the Trust (the “Board" and each member thereof, a "Trustee") to authorize the issuance of an unlimited number of shares of beneficial interest with no par value. The financial statements herein relate only to the following series (the “Fund”):
Fund	Commencement of Operations	Diversification Classification
State Street Treasury Obligations Money Market Fund	October 5, 2017	Diversified
The Fund is part of a master-feeder structure and invests substantially all of its assets in the State Street Treasury Plus Money Market Portfolio (the “Portfolio”), a separate series of State Street Master Funds. The value of the Fund’s investment in the Portfolio reflects the Fund’s proportionate interest in the net assets of the Portfolio (14.32% at December 31, 2022). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including its Schedule of Investments, are attached to this report and should be read in conjunction with the Fund’s financial statements.
The Fund operates as a “government money market fund” within the meaning of Rule 2a-7 under the 1940 Act to comply with the amendments to Rule 2a-7 that became effective October 14, 2016. The Fund is not currently subject to liquidity fees or temporary suspensions of redemptions due to declines in the Fund's weekly liquid assets.
Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred.
2.    Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:
The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.
Security Valuation
The Fund records its investments in its Portfolio at value (net asset value) each business day. The valuation policy of the Portfolio is discussed in Note 2 of the Portfolio’s Notes to Financial Statements, which are attached to this report.
The investments of the Portfolio are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board. The Committee provides oversight of the valuation of investments for the Portfolio. The Board has responsibility for overseeing the determination of the fair value of investments.
The Portfolio’s securities are recorded on the basis of amortized cost which approximates fair value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.
The summary of the inputs used for the Portfolio, as of December 31, 2022, in valuing the Portfolio’s securities carried at fair value are discussed in Note 2 of the Portfolio’s Notes to Financial Statements, which are attached to this report.
5

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TREASURY OBLIGATIONS MONEY MARKET FUND
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2022

Investment Transactions and Income Recognition
Investment transactions are accounted for on the trade date for financial reporting purposes. Realized gains and losses from security transactions consist of the Fund’s pro-rata share of its Portfolio’s realized gains and losses. Net investment income consists of the Fund’s pro-rata share of the net investment income of its Portfolio less expenses of the Fund.
Expenses
Certain expenses, which are directly identifiable to a specific Fund, are applied to that Fund within the Trust. Other expenses which cannot be attributed to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Funds within the Trust. The Fund is allocated a pro-rata share of the expense of its Portfolio. Class specific expenses are borne by each class.
Distributions
Distributions from net investment income, if any, are declared daily and are payable as of the last business day of each month. Net realized capital gains, if any, are distributed annually, unless additional distributions are required for compliance with applicable tax regulations. The amount and character of income and capital gains to be distributed are determined in accordance with applicable tax regulations which may differ from net investment income and realized gains recognized for U.S. GAAP purposes.
3.    Fees and Transactions with Affiliates
Advisory Fee
The Fund pays no advisory fee directly to SSGA Funds Management, Inc. (the “Adviser” or “SSGA FM”), for so long as assets of the Fund are invested in the Portfolio. The Portfolio retained SSGA FM, a subsidiary of State Street Corporation and an affiliate of State Street Bank and Trust Company (“State Street”), as its investment adviser. The Portfolio has entered into an investment advisory agreement with the Adviser, under which the Adviser directs the investments of the Portfolio in accordance with its investment objectives, policies, and limitations. In compensation for the Adviser’s services as investment adviser, the Portfolio pays the Adviser a management fee at an annual rate of 0.05% of its average daily net assets.
The Adviser is contractually obligated until April 30, 2023 to waive up to the full amount of the advisory fee payable by the Fund and/or to reimburse the Fund for expenses to the extent that total annual fund operating expenses (exclusive of non-recurring account fees, interest, taxes, and extraordinary expenses), exceed 0.10% of average daily net assets on an annual basis. This waiver and/or reimbursement may not be terminated prior to April 30, 2023 except with approval of the Board. For the period ended December 31, 2022, the Adviser contractually waived fees in the amount of $1,063,812.
Additionally, the Adviser currently intends to voluntarily waive its advisory fee and/or to reimburse the Fund for expenses to the extent that the Fund’s total annual fund operating expenses exceed 0.08% of average daily net assets on an annual basis – this voluntary fee waiver and/or expense limitation arrangement may be terminated by SSGA FM at any time, in its sole discretion. For the period ended December 31, 2022, the Adviser voluntarily waived expenses in the amount of $1,097,205.
In addition to the contractual expense limitation for the Fund, each of the Adviser and State Street Global Advisors Funds Distributors, LLC (each a “Service Provider”) also may voluntarily reduce all or a portion of its fees and/or reimburse expenses for the Fund or a share class to the extent necessary to maintain a certain minimum net yield, which may vary from time to time, in SSGA FM’s sole discretion (any such waiver or reimbursement of expenses being referred to herein as a “Voluntary Reduction”). The Adviser may, in its sole discretion, implement the Voluntary Reduction for some series of the Trust, or some share classes of a series, and not others. The amount of any Voluntary Reduction may differ between such series and share classes in the Adviser's sole discretion. The business objectives of the Adviser and its affiliates and their broader relationships with certain Fund shareholders, Financial Intermediaries or distribution channels could give the Adviser an incentive to implement the Voluntary Reduction for some series of the Trust or share classes and not others, or to implement it to a greater degree for some series or share classes than others. Under an agreement with the Service Providers relating to the Voluntary Reduction, the Fund and the Portfolio have agreed to reimburse the Service Providers for the full dollar amount of any Voluntary Reduction beginning on May 1, 2020, subject to certain limitations. Each Service Provider may, in its sole discretion, irrevocably waive receipt of any or all reimbursement amounts due from the Fund.
6

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TREASURY OBLIGATIONS MONEY MARKET FUND
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2022

A reimbursement to the Service Provider would increase fund expenses and may negatively impact the Fund’s yield during such period. There is no guarantee that the Voluntary Reduction will be in effect at any given time or that the Fund will be able to avoid a negative yield.The Fund has agreed, subject to certain limitations, to reimburse the applicable Service Provider for the full dollar amount of any Voluntary Reduction incurred after May 1, 2020. Any such future reimbursement of an applicable Service Provider may result in the total annual operating expenses of the Fund exceeding the amount of the expense cap under the contractual expense limitation agreement because the expense is not covered by the agreement.
Fees reduced or expenses reimbursed by the Service Providers in connection with the Voluntary Reduction for the period ended December 31, 2022 were $90,183. As of December 31, 2022, SSGA FM has not recouped any expenses from the Fund. Waived/reduced fees subject to potential recovery by year of expiration are as follows:
Expiration Date	Amount
12/31/2023	$ 645
12/31/2024	$1,057,953
12/31/2025	$ 90,183
Administrator, Sub-Administrator and Custodian Fees
SSGA FM serves as administrator and State Street serves as custodian and sub-administrator. For its administrative services, the Fund pays a fee at an annual rate of 0.05% of its average daily net assets to SSGA FM. The fees are accrued daily and paid monthly. The Fund pays State Street an annual fee for custody services for the Fund. SSGA FM pays an annual fee to State Street for sub-administration services provided for the Fund.
Distributor
State Street Global Advisors Funds Distributors, LLC (“SSGA FD” or the “Distributor”), an affiliate of the Adviser, serves as the Distributor of the Fund.
4.    Trustees’ Fees
The fees and expenses of the Trustees who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”), are paid directly by the Fund. The Independent Trustees are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.
5.    Income Tax Information
The Fund has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. The Fund will not be subject to federal income taxes to the extent it distributes its taxable income, including any net realized capital gains, for each fiscal year. Therefore, no provision for federal income tax is required.
The Fund files federal and various state and local tax returns as required. No income tax returns are currently under examination. Generally, the federal returns are subject to examination by the Internal Revenue Service for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction. SSGA FM has analyzed the Fund’s tax positions taken on tax returns for all open years and does not believe there are any uncertain tax positions that would require recognition of a tax liability.
Distributions to shareholders are recorded on ex-dividend date. Income dividends and gain distributions are determined in accordance with income tax rules and regulations, which may differ from generally accepted accounting principles.
Certain capital accounts in the financial statements have been adjusted for permanent book-tax differences. These adjustments have no impact on net asset values or results of operations. Temporary book-tax differences will reverse in the future.
7

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TREASURY OBLIGATIONS MONEY MARKET FUND
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2022

The tax character of distributions paid during the year ended December 31, 2022, was as follows:
	Ordinary Income	Long-Term Capital Gains	Total
State Street Treasury Obligations Money Market Fund	$100,440,497	$—	$100,440,497
The tax character of distributions paid during the year ended December 31, 2021, was as follows:
	Ordinary Income	Long-Term Capital Gains	Total
State Street Treasury Obligations Money Market Fund	$ 774,279	$ —	$ 774,279
At December 31, 2022, the components of distributable earnings on a tax basis were as follows:
	Undistributed Ordinary Income	Capital Loss Carryforwards	Undistributed Long-Term Capital Gains	Net Unrealized Gains (Losses)	Total
State Street Treasury Obligations Money Market Fund	$(197,858)	$(119,658)	$—	$—	$(317,516)
As of December 31, 2022, the Fund had capital loss carryforwards available to offset future realized capital gains as follows:
	Non-Expiring Short Term	Non-Expiring Long Term
State Street Treasury Obligations Money Market Fund	$119,658	$—
As of December 31, 2022, the cost of investments and other financial instruments for federal income tax purposes was substantially the same as cost for financial reporting purposes.
6.    Risks
Concentration Risk
As a result of the Funds' ability to invest a large percentage of its assets in obligations of issuers within the same country, state, region, currency or economic sector, an adverse economic, business or political development may affect the value of the Funds’ investments more than if the Funds were more broadly diversified.
Market, Credit and Counterparty Risk
In the normal course of business, the Fund trades securities and enters into financial transactions where risk of potential loss exists due to changes in global economic conditions and fluctuations of the market (market risk). Additionally, the Fund may also be exposed to counterparty risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults. The value of securities held by the Fund may decline in response to certain events, including those directly involving the companies whose securities are owned by the Fund; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations (credit risk).
Financial assets, which potentially expose the Fund to market, credit and counterparty risks, consist principally of investments and cash due from counterparties. The extent of the Fund’s exposure to market, credit and counterparty risks in respect to these financial assets approximates their value as recorded in the Fund’s Statement of Assets and Liabilities, less any collateral held by the Fund.
The Fund's investments are subject to changes in general economic conditions, general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and general market liquidity. The Fund is subject to the risk that geopolitical events will disrupt securities markets and adversely
8

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TREASURY OBLIGATIONS MONEY MARKET FUND
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2022

affect global economies and markets. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness, such as COVID-19, or other public health issues, or other events could have a significant impact on the Fund and its investments.
7.    Recent Accounting Pronouncement
In March 2020, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update No. 2020-04 (“ASU 2020-04”), “Reference Rate Reform (Topic 848)”. In response to concerns about structural risks of interbank offered rates, and particularly the risk of cessation of LIBOR, regulators have undertaken reference rate reform initiatives to identify alternative reference rates that are more observable or transaction based and less susceptible to manipulation. ASU 2020-04 provides optional guidance for a limited period of time to ease the potential burden in accounting for (or recognizing the effects of) reference rate reform on financial reporting. ASU 2020-04 is elective and applies to all entities, subject to meeting certain criteria, that have contracts, hedging relationships, and other transactions that reference LIBOR or another reference rate expected to be discontinued because of reference rate reform. The relief provided is temporary and generally cannot be applied to contract modifications that occur after December 31, 2022, or hedging relationships entered into or evaluated after that date. However, the FASB has indicated that it will revisit the sunset date in Topic 848 after the LIBOR administrator makes a final decision on a phaseout date. On November 30, 2020, the LIBOR administrator proposed extending the publication of the overnight and the one-, three-, six- and 12-month USD LIBOR settings through June 30, 2023, when many existing contracts that reference LIBOR will have expired. Management is currently evaluating the impact of the guidance.
8.    Subsequent Events
Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.
9

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TREASURY OBLIGATIONS MONEY MARKET FUND
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of State Street Treasury Obligations Money Market Fund and the Board of Trustees of State Street Institutional Investment Trust
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of State Street Treasury Obligations Money Market Fund (the “Fund”) (one of the series constituting State Street Institutional Investment Trust (the “Trust”)), as of December 31, 2022, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the series constituting State Street Institutional Investment Trust) at December 31, 2022, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more State Street Global Advisors investment companies since 2000.
Boston, Massachusetts
February 24, 2023
10

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TREASURY OBLIGATIONS MONEY MARKET FUND
OTHER INFORMATION
December 31, 2022 (Unaudited)

Expense Example
As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), if applicable, on purchase payments, reinvested dividends, or other distributions and (2) ongoing costs, including advisory fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from July 1, 2022 to December 31, 2022.
The table below illustrates your Fund's cost in two ways:
Based on actual fund return ——This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the Fund's actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Fund under the heading “Expenses Paid During Period”.
Based on hypothetical 5% return ——This section is intended to help you compare your Fund's costs with those of other mutual funds. It assumes that the Fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case, because the return used is not the Fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the U.S. Securities and Exchange Commission (the “SEC”) requires all mutual funds to calculate expenses based on a 5% return. You can assess your Fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales load charges (loads). Therefore, the hypothetical 5% return section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
		Actual		Hypothetical (assuming a 5% return before expenses)
	Annualized Expense Ratio	Ending Account Value	Expenses Paid During Period(a)	Ending Account Value	Expenses Paid During Period(a)
State Street Treasury Obligations Money Market Fund	0.08%	$1,014.40	$0.41	$1,024.80	$0.41
(a)	Expenses are equal to the Fund’s annualized net expense ratio, which includes the Fund’s proportionate share of the expenses of the Portfolio, multiplied by the average account value of the period, multiplied by 184, then divided by 365.
11

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TREASURY OBLIGATIONS MONEY MARKET FUND
OTHER INFORMATION  (continued)
December 31, 2022 (Unaudited)

Tax Information
For federal income tax purposes, the following information is furnished with respect to the distributions of the Fund for its fiscal year ended December 31, 2022.
Qualified Interest Income
The Fund reports the maximum amount allowable of its net taxable income and short-term capital gain as qualified interest income.
Proxy Voting Policies and Procedures and Records
The Fund has adopted the proxy voting policies of the Adviser. A description of the Fund's proxy voting policies and procedures that are used by the Fund's investment Adviser to vote proxies relating to Fund's portfolio of securities are available (i) without charge, upon request, by calling 1-866-787-2257 (toll free) and (ii) on the SEC’s website at www.sec.gov. Information regarding how the Fund voted for the prior 12-month period ended June 30 is available by August 31 of each year by calling the same number and on the SEC’s website, at www.sec.gov. and on the Fund’s website at www.ssga.com.
Monthly Portfolio Schedule
The Fund files its monthly portfolio holdings with the SEC on Form N-MFP. The Fund’s Form N-MFP is available on the SEC’s website at www.sec.gov.
12

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TREASURY OBLIGATIONS MONEY MARKET FUND
OTHER INFORMATION  (continued)
December 31, 2022 (Unaudited)

TRUSTEES AND OFFICERS INFORMATION
Name, Address and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation During the Past Five Years and Relevant Experience	Number of Funds in Fund Complex Overseen by Trustee†	Other Directorships Held by Trustee During the Past Five Years
Trustees
Independent Trustees
Michael F. Holland(1) c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1944	Trustee and Co- Chairperson of the Board	Term: Indefinite Elected: 7/99	Chairman, Holland & Company L.L.C. (investment adviser) (1995 - present).	55	Director, the Holland Series Fund, Inc.; Director, The China Fund, Inc. (1992 - 2017); Director, The Taiwan Fund, Inc. (2007 - 2017); Director, Reaves Utility Income Fund, Inc.; and Director, Blackstone/GSO Loans (and Real Estate) Funds.
Patrick J. Riley c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1948	Trustee and Co- Chairperson of the Board	Term: Indefinite Elected: 1/14	Associate Justice of the Superior Court, Commonwealth of Massachusetts (2002 - May 2010); Partner, Riley, Burke & Donahue, L.L.P. (law firm) (1985 - 2002); Independent Director, State Street Global Advisors Europe Limited (investment company) (1998 - present); Independent Director, SSGA Liquidity PLC (formerly, SSGA Cash Management Fund PLC) (1998 - present); Independent Director, SSGA Fixed Income PLC (January 2009 - present); Independent Director, SSGA Qualified Funds PLC (January 2009 - 2019).	55	Board Director and Chairman, SPDR Europe I PLC Board (2011 - present); Board Director and Chairman, SPDR Europe II, PLC (2013 - present).
John R. Costantino c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1946	Trustee and Chairperson of the Qualified Legal Compliance Committee	Term: Indefinite Elected: 12/18	Senior Advisor to NGN Capital LLC (January 2020 - present); Managing General Partner, NGN Capital LLC (2006 - December 2019).	55	Director, Kleinfeld Bridal Corp. (January 2016 - present); Trustee of Neuroscience Research Institute (1986 - 2017); Trustee of Fordham University (1989 - 1995 and 2001 - 2007) and Trustee Emeritus (2007 - present); Trustee and Independent Chairperson of GE Funds (1993 - February 2011); Director, Muscular Dystrophy Association (2019 - present); Trustee of Gregorian University Foundation (1992 - 2007); Chairman of the Board of Directors, Vivaldi Biosciences Inc. (May 2017 - present); Chairman of the Supervisory Board, Vivaldi Biosciences AG. (May 2017 - present); Trustee, Gallim Dance (December 2021 - present).
Richard D. Shirk c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1945	Trustee and Chairperson of the Nominating Committee and Chairperson of the Governance Committee	Term: Indefinite Elected: 1/14	Chairman (March 2001 - April 2002), President and Chief Executive Officer (1996 - March 2001), Cerulean Companies, Inc. (holding company) (Retired); President and Chief Executive Officer, Blue Cross Blue Shield of Georgia (health insurer, managed healthcare) (1992 - March 2001).	55	Chairman and Board Member (December 2008) and Investment Committee Member (December 2008 - present), Healthcare Georgia Foundation (private foundation); Lead Director and Board Member, Amerigroup Corp. (managed health care) (September 2002 - 2012); Board Member (1999 - 2013) and Investment Committee Member (2001 - 2017), Woodruff Arts Center; Trustee, Gettysburg College (2003 - 2009); Board member, Aerocare Holdings (2003 - January 2021), Regenesis Biomedical Inc. (April 2012 - present).
Michael A. Jessee c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1946	Trustee and Chairperson of the Valuation Committee	Term: Indefinite Appointed: 7/16 Elected: 12/18	Retired; formerly, President and Chief Executive Officer of the Federal Home Loan Bank of Boston (1989 - 2009); Trustee, Randolph-Macon College (2004 - 2016).	55	None.
13

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TREASURY OBLIGATIONS MONEY MARKET FUND
OTHER INFORMATION  (continued)
December 31, 2022 (Unaudited)

Name, Address and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation During the Past Five Years and Relevant Experience	Number of Funds in Fund Complex Overseen by Trustee†	Other Directorships Held by Trustee During the Past Five Years
Donna M. Rapaccioli c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1962	Trustee and Chairperson of the Audit Committee	Term: Indefinite Elected: 12/18	Dean of the Gabelli School of Business (2007 - June 2022) and Accounting Professor (1987 - present) at Fordham University.	55	Director- Graduate Management Admissions Council (2015 - present); Trustee of Emmanuel College (2010 - 2019).
Margaret McLaughlin c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1967	Trustee	Term: Indefinite Appointed: 9/22	Consultant (since 2020) Bates Group (consultants); Consultant (2019 - 2020) Madison Dearborn Partners (private equity); General Counsel/CCO (2011 - 2019) Kramer Van Kirk Credit Strategies L.P./Mariana Systems LLC (Investment Adviser/SaaS Technology).	55	Director, Manning & Napier Fund Inc. (2021 - present).
George Pereira c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1964	Trustee	Term: Indefinite Appointed: 9/22	Chief Operating Officer (January 2011 - September 2020) and Chief Financial Officer (November 2004 - September 2020), Charles Schwab Investment Management.	55	Director, Pacific Premier Bancorp, Pacific Premier Bank (2021 - present); Director, Charles Schwab Asset Management (Ireland) Ltd., & Charles Schwab Worldwide Funds PLC. (2005 - 2020); Director, Rotaplast International, Inc. (non-profit providing free medical services to children worldwide) (2012 - 2018).
Interested Trustee(2)
Ellen M. Needham(3) SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1967	Trustee and President	Term: Indefinite Elected 12/18	Chairman, SSGA Funds Management, Inc. (March 2020 - present); President and Director, SSGA Funds Management, Inc. (2001 - present)*; Senior Managing Director, State Street Global Advisors (1992 - present)*; Manager, State Street Global Advisors Funds Distributors, LLC (May 2017 - present).	55	Board Director, SSGA SPDR ETFs Europe I PLC (May 2020 - present); Board Director, SSGA SPDR ETFs Europe II PLC (May 2020 - present).
† For the purpose of determining the number of portfolios overseen by the Trustees, “Fund Complex” comprises registered investment companies for which SSGA Funds Management, Inc. serves as investment adviser.
(1) Mr. Holland retired as a Trustee of the Trust effective December 31, 2022.
(2) The individual listed below is a Trustee who is an “interested person,” as defined in the 1940 Act, of the Trust (“Interested Trustee”).
(3) Ms. Needham is an Interested Trustee because of her employment by SSGA FM, an affiliate of the Trust.
* Served in various capacities and/or with various affiliated entities during noted time period.

14

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TREASURY OBLIGATIONS MONEY MARKET FUND
OTHER INFORMATION  (continued)
December 31, 2022 (Unaudited)

The following lists the principal officers for the Trust, as well as their mailing addresses and ages, positions with the Trust and length of time served, and present and principal occupations:

Name, Address and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation(s) During the Past 5 Years
Officers
ELLEN M. NEEDHAM SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1967	President, Trustee	Term: Indefinite Served: Since 10/12	Chairman, SSGA Funds Management, Inc. (March 2020 - present); President and Director, SSGA Funds Management, Inc. (2001 - present)*; Senior Managing Director, State Street Global Advisors (1992 - present)*; Manager, State Street Global Advisors Funds Distributors, LLC (May 2017 - present).
BRUCE S. ROSENBERG SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1961	Treasurer	Term: Indefinite Served: Since 2/16	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (July 2015 - present); Director, Credit Suisse (April 2008 - July 2015).
ANN M. CARPENTER SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1966	Vice President and Deputy Treasurer	Term: Indefinite Served: Since 10/12 Term: Indefinite Served: Since 2/16	Chief Operating Officer, SSGA Funds Management, Inc. (April 2005 - present)*; Managing Director, State Street Global Advisors. (April 2005 - present).*
CHAD C. HALLETT SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1969	Deputy Treasurer	Term: Indefinite Served: Since 2/16	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (November 2014 - present).
DARLENE ANDERSON-VASQUEZ SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1968	Deputy Treasurer	Term: Indefinite Served: Since 11/16	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (May 2016 - present); Senior Vice President, John Hancock Investments (September 2007 - May 2016).
ARTHUR A. JENSEN SSGA Funds Management, Inc. 1600 Summer Street Stamford, CT 06905 YOB: 1966	Deputy Treasurer	Term: Indefinite Served: Since 11/16	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (July 2016 - present); Mutual Funds Controller, GE Asset Management Incorporated (April 2011 - July 2016).
DAVID LANCASTER SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1971	Assistant Treasurer	Term: Indefinite Served: Since 11/20	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (July 2017 - present); Assistant Vice President, State Street Bank and Trust Company (November 2011 - July 2017).*
RYAN HILL SSGA Funds Management, Inc. One Iron Street, Boston, MA 02210 YOB:1982	Assistant Treasurer	Term: Indefinite Served: Since 5/22	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (May 2017 - present); Assistant Vice President, State Street Bank and Trust Company (May 2014 - May 2017).
JOHN BETTENCOURT SSGA Funds Management, Inc. One Iron Street, Boston, MA 02210 YOB:1976	Assistant Treasurer	Term: Indefinite Served: Since 5/22	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (March 2020 - present); Assistant Vice President, State Street Global Advisors (June 2007 - March 2020).
BRIAN HARRIS SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1973	Chief Compliance Officer, Anti-Money Laundering Officer and Code of Ethics Compliance Officer	Term: Indefinite Served: Since 7/16	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (June 2013 - present).*
SEAN O'MALLEY SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1969	Chief Legal Officer	Term: Indefinite Served: Since 8/19	Senior Vice President and General Counsel, State Street Global Advisors (May 2022 - present); Senior Vice President and Deputy General Counsel, State Street Global Advisors (November 2013 - May 2022).
15

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TREASURY OBLIGATIONS MONEY MARKET FUND
OTHER INFORMATION  (continued)
December 31, 2022 (Unaudited)

Name, Address and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation(s) During the Past 5 Years
DAVID BARR SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1974	Secretary	Term: Indefinite Served: Since 9/20	Vice President and Senior Counsel, State Street Global Advisors (October 2019 - present); Vice President and Counsel, Eaton Vance Corp. (October 2010 - October 2019).
DAVID URMAN SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1985	Assistant Secretary	Term: Indefinite Served: Since 8/19	Vice President and Senior Counsel, State Street Global Advisors (April 2019 - present); Vice President and Counsel, State Street Global Advisors (August 2015 - April 2019); Associate, Ropes & Gray LLP (November 2012 - August 2015).

* Served in various capacities and/or with various affiliated entities during noted time period.
Statement of Additional Information (SAI) includes additional information about the Fund's Trustees and officers and is available, without charge, upon request and by calling 1-877-521-4083.

16

Trustees
John R. Costantino
Michael F. Holland
Michael A. Jessee
Margaret McLaughlin
Ellen M. Needham
George M. Pereira
Donna M. Rapaccioli
Patrick J. Riley
Richard D. Shirk
Investment Adviser and Administrator
SSGA Funds Management, Inc.
One Iron Street
Boston, MA 02210
Custodian and Sub-Administrator
State Street Bank and Trust Company
State Street Financial Center
One Lincoln Street
Boston, MA 02111
Independent Registered Public Accounting Firm
Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116
Legal Counsel
Ropes & Gray LLP
800 Boylston Street
Boston, MA 02199
Transfer Agent
SS&C GIDS, Inc.
State Street Global Advisors
P.O. Box 219737
Kansas City, MO 64121-9737
Distributor
State Street Global Advisors Funds Distributors, LLC
One Iron Street
Boston, MA 02210
This report is for shareholder information. This is not a prospectus intended for use in the purchase or sale of shares of beneficial interest.
State Street Institutional Investment Trust
State Street Bank and Trust Company
P.O. Box 5049
Boston, MA 02206
The information contained in this report is intended for the general information of shareholders of the Fund. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Fund prospectus which contains important information concerning the Fund and the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-877-521-4083 or visiting www.ssga.com. Please read the prospectus carefully before investing in the Fund.

Annual Report
December 31, 2022
State Street Master Funds
State Street Treasury Plus Money Market Portfolio
The information contained in this report is intended for the general information of shareholders of the Portfolio and shareholders of any fund invested in the Portfolio. Interests in the Portfolio are offered solely to eligible investors in private placement transactions that do not involve any “public offering” within the meaning of Section 4(a)(2) of the 1933 Act. This report is not authorized for distribution (i) to prospective investors in any fund invested in the Portfolio unless preceded or accompanied by a current offering document for such fund or (ii) to prospective eligible investors in the Portfolio unless preceded or accompanied by a current offering document of the Portfolio. Eligible investors in the Portfolio may obtain a current Portfolio offering document by calling 1-877-521-4083. Please read the offering document carefully before investing in the Portfolio.

The information contained in this report is intended for the general information of shareholders of the Portfolio and shareholders of any fund invested in the Portfolio. Interests in the Portfolio are offered solely to eligible investors in private placement transactions that do not involve any “public offering” within the meaning of Section 4(a)(2) of the 1933 Act. This report is not authorized for distribution (i) to prospective investors in any fund invested in the Portfolio unless preceded or accompanied by a current offering document for such fund or (ii) to prospective eligible investors in the Portfolio unless preceded or accompanied by a current offering document of the Portfolio. Eligible investors in the Portfolio may obtain a current Portfolio offering document by calling 1-877-521-4083. Please read the offering document carefully before investing in the Portfolio.

State Street Treasury Plus Money Market Portfolio
Portfolio Statistics (Unaudited)
Portfolio Composition as of December 31, 2022

% of Net Assets
Treasury Repurchase Agreements	76.6%
Treasury Debt	14.5
Other Assets in Excess of Liabilities	8.9
TOTAL	100.0%
(The composition is expressed as a percentage of net assets as of the date indicated. The composition will vary over time.)
Maturity Ladder as of December 31, 2022

% of Net Assets
2 to 30 Days	78.5%
31 to 60 Days	2.7
61 to 90 Days	0.3
Over 90 Days	9.6
Total	91.1%
Average days to maturity	9
Weighted average life	37
(The maturity ladder is expressed as a percentage of net assets as of the date indicated. The composition will vary over time.)
See accompanying notes to financial statements.
1

STATE STREET MASTER FUNDS
STATE STREET TREASURY PLUS MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS
December 31, 2022

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
TREASURY DEBT—14.5%
U.S. Treasury Bill	1.870%	04/20/2023	04/20/2023	$ 173,600,000	$ 172,637,848
U.S. Treasury Bill	2.100%	05/18/2023	05/18/2023	274,600,000	272,437,525
U.S. Treasury Bill	2.500%	01/05/2023	01/05/2023	300,000,000	299,957,650
U.S. Treasury Bill	2.841%	02/02/2023	02/02/2023	200,000,000	199,526,500
U.S. Treasury Bill	2.900%	01/26/2023	01/26/2023	423,800,000	423,007,873
U.S. Treasury Bill	2.930%	01/10/2023	01/10/2023	75,500,000	75,456,986
U.S. Treasury Bill	3.020%	07/13/2023	07/13/2023	441,300,000	434,216,097
U.S. Treasury Bill	3.085%	08/10/2023	08/10/2023	137,000,000	134,428,910
U.S. Treasury Bill	3.110%	02/23/2023	02/23/2023	272,630,000	271,429,072
U.S. Treasury Bill	3.156%	02/16/2023	02/16/2023	75,050,000	74,760,526
U.S. Treasury Bill	3.260%	02/14/2023	02/14/2023	220,700,000	219,868,711
U.S. Treasury Notes	1.447%	03/31/2023	03/31/2023	156,600,000	156,111,917
U.S. Treasury Notes	2.271%	05/15/2023	05/15/2023	90,400,000	89,705,753
U.S. Treasury Notes, 3 Month USD MMY - 0.08% (a)	4.323%	12/31/2022	04/30/2024	1,355,200,000	1,354,221,311
U.S. Treasury Notes, 3 Month USD MMY + 0.04% (a)	4.372%	01/02/2023	10/31/2023	433,900,000	433,934,960
U.S. Treasury Notes, 3 Month USD MMY - 0.02% (a)	4.383%	12/31/2022	01/31/2024	9,700,000	9,703,689
U.S. Treasury Notes, 3 Month USD MMY + 0.03% (a)	4.427%	12/31/2022	07/31/2023	511,644,000	511,650,433
U.S. Treasury Notes, 3 Month USD MMY + 0.03% (a)	4.432%	12/31/2022	04/30/2023	389,941,000	389,950,722
U.S. Treasury Notes, 3 Month USD MMY + 0.04% (a)	4.435%	12/31/2022	07/31/2024	400,000,000	399,655,932
U.S. Treasury Notes, 3 Month USD MMY + 0.05% (a)	4.447%	12/31/2022	01/31/2023	425,406,000	425,414,904
TOTAL TREASURY DEBT					6,348,077,319
TREASURY REPURCHASE AGREEMENTS—76.6%
Agreement with Barclays Capital, Inc. and Bank of New York Mellon (Tri-Party), dated 12/30/2022 (collateralized by a U.S. Treasury Bond, 2.000% due 11/15/2041, valued at $163,200,040); expected proceeds $160,076,444	4.300%	01/03/2023	01/03/2023	160,000,000	160,000,000
Agreement with Federal Reserve Bank of New York and Bank of New York Mellon (Tri-Party), dated 12/30/2022 (collateralized by U.S. Treasury Notes, 0.125% – 2.375% due 02/15/2024 – 05/15/2029, valued at $25,212,040,030); expected proceeds $25,212,040,000	4.300%	01/03/2023	01/03/2023	25,200,000,000	25,200,000,000
Agreement with Fixed Income Clearing Corp. and Bank of New York Mellon (Tri-Party), dated 12/30/2022 (collateralized by U.S. Treasury Inflation Index Note, 0.375% due 07/15/2027, and U.S. Treasury Note, 3.500% due 09/15/2025, valued at $306,000,030); expected proceeds $300,143,333	4.300%	01/03/2023	01/03/2023	300,000,000	300,000,000
Agreement with Fixed Income Clearing Corp., dated 12/30/2022 (collateralized by U.S. Treasury Inflation Index Note, 0.375% due 07/15/2023, and U.S. Treasury Note, 0.750% due 04/30/2026, valued at $663,160,648); expected proceeds $650,310,556	4.300%	01/03/2023	01/03/2023	650,000,000	650,000,000
Agreement with Fixed Income Clearing Corp., dated 12/30/2022 (collateralized by U.S. Treasury Notes, 1.875% - 4.125% due 02/28/2027 – 11/30/2029, valued at $6,625,776,158); expected proceeds $6,503,106,375	4.300%	01/03/2023	01/03/2023	6,500,000,819	6,500,000,819
Agreement with Mitsubishi UFJ Securities, Inc., dated 12/30/2022 (collateralized by U.S. Treasury Notes, 1.250% - 4.250% due 08/15/2040 – 02/15/2052, valued at $305,902,559); expected proceeds $300,143,333	4.300%	01/03/2023	01/03/2023	300,000,000	300,000,000
See accompanying notes to financial statements.
2

STATE STREET MASTER FUNDS
STATE STREET TREASURY PLUS MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
Agreement with National Australia Bank, Ltd., dated 12/30/2022 (collateralized by U.S. Treasury Note, 1.000% due 07/31/2028, valued at $157,981,790); expected proceeds $155,074,056	4.300%	01/03/2023	01/03/2023	$ 155,000,000	$ 155,000,000
Agreement with Prudential Insurance Co., dated 12/30/2022 (collateralized by U.S. Treasury Note, 1.750% due 08/15/2041, and U.S. Treasury Strips, 0.000% due 05/15/2030 – 11/15/2037, valued at $101,304,377); expected proceeds $98,998,637	4.310%	01/03/2023	01/03/2023	98,951,250	98,951,250
Agreement with UBS Securities LLC and Bank of New York Mellon (Tri-Party), dated 12/30/2022 (collateralized by U.S Treasury Bills, 0.000% due 01/12/2023 – 06/08/2023, U.S Treasury Bonds, 0.125% – 7.625% due 01/31/2023 – 08/15/2051, U.S Treasury Inflation Index Bonds, 0.125% – 2.375% due 04/15/2023 – 02/15/2046, U.S Treasury Notes, 4.323% – 4.477% due 07/31/2023 – 10/31/2024, and U.S. Treasury Strips, 0.000% due 02/15/2023 – 11/15/2050, valued at $102,000,088); expected proceeds $100,047,778	4.300%	01/03/2023	01/03/2023	100,000,000	100,000,000
TOTAL TREASURY REPURCHASE AGREEMENTS					33,463,952,069
TOTAL INVESTMENTS (b)(c)–91.1%					39,812,029,388
Other Assets in Excess of Liabilities —8.9%					3,875,065,924
NET ASSETS –100.0%					$ 43,687,095,312
(a)	Variable Rate Security - Interest rate shown is rate in effect at December 31, 2022. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(b)	Also represents the cost for federal tax purposes.
(c)	Unless otherwise indicated, the values of the securities of the Portfolio are determined based on Level 2 inputs (Note 2).
MMY	Money Market Yield
See accompanying notes to financial statements.
3

STATE STREET MASTER FUNDS
STATE STREET TREASURY PLUS MONEY MARKET PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
December 31, 2022

ASSETS
Investments in unaffiliated issuers, at value and cost	$ 6,348,077,319
Repurchase agreements, at value and amortized cost	33,463,952,069
Total Investments	39,812,029,388
Cash	3,835,699,240
Interest receivable — unaffiliated issuers	42,903,120
Prepaid expenses and other assets	8,924
TOTAL ASSETS	43,690,640,672
LIABILITIES
Advisory and administrator fee payable	1,907,500
Custody, sub-administration and transfer agent fees payable	1,500,352
Trustees’ fees and expenses payable	3,425
Professional fees payable	99,535
Printing fees payable	27,576
Accrued expenses and other liabilities	6,972
TOTAL LIABILITIES	3,545,360
NET ASSETS	$43,687,095,312
See accompanying notes to financial statements.
4

STATE STREET MASTER FUNDS
STATE STREET TREASURY PLUS MONEY MARKET PORTFOLIO
STATEMENT OF OPERATIONS
For the Year Ended December 31, 2022

INVESTMENT INCOME
Interest income — unaffiliated issuers	$760,124,053
EXPENSES
Advisory and administrator fee	19,365,971
Custodian, sub-administrator and transfer agent fees	4,025,642
Trustees’ fees and expenses	218,069
Professional fees	355,713
Printing and postage fees	32,456
Insurance expense	11,838
Miscellaneous expenses	69,117
TOTAL EXPENSES	24,078,806
NET INVESTMENT INCOME (LOSS)	$736,045,247
REALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments — unaffiliated issuers	(971,357)
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$735,073,890
See accompanying notes to financial statements.
5

STATE STREET MASTER FUNDS
STATE STREET TREASURY PLUS MONEY MARKET PORTFOLIO
STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended 12/31/22	Year Ended 12/31/21
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ 736,045,247	$ 2,473,307
Net realized gain (loss)	(971,357)	12,659
Net increase (decrease) in net assets resulting from operations	735,073,890	2,485,966
CAPITAL TRANSACTIONS
Contributions	170,908,030,378	59,891,436,435
Withdrawals	(155,017,320,210)	(60,881,968,916)
Net increase (decrease) in net assets from capital transactions	15,890,710,168	(990,532,481)
Net increase (decrease) in net assets during the period	16,625,784,058	(988,046,515)
Net assets at beginning of period	27,061,311,254	28,049,357,769
NET ASSETS AT END OF PERIOD	$ 43,687,095,312	$ 27,061,311,254
See accompanying notes to financial statements.
6

STATE STREET MASTER FUNDS
STATE STREET TREASURY PLUS MONEY MARKET PORTFOLIO
FINANCIAL HIGHLIGHTS
Selected data for a share outstanding throughout each period

	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20	Year Ended 12/31/19	Year Ended 12/31/18
Total return (a)	1.65%	0.01%	0.46%	2.19%	1.82%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$43,687,095	$27,061,311	$28,049,358	$23,834,935	$17,447,265
Ratios to average net assets:
Total expenses	0.06%	0.06%	0.06%	0.07%	0.07%
Net investment income (loss)	1.91%	0.01%	0.41%	2.13%	1.79%
(a)	Results represent past performance and are not indicative of future results. Total return for periods of less than one year are not annualized.
See accompanying notes to financial statements.
7

STATE STREET MASTER FUNDS
STATE STREET TREASURY PLUS MONEY MARKET PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
December 31, 2022

1.    Organization
State Street Master Funds (the “Trust”), a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (“1940 Act”), is an open-end management investment company.
As of December 31, 2022, the Trust consists of five (5) series, each of which represents a separate series of beneficial interest in the Trust. State Street Treasury Plus Money Market Portfolio (the “Portfolio”) is authorized to issue an unlimited number of shares of beneficial interest with no par value. The financial statements herein relate only to the Portfolio.
The Portfolio operates as a “government money market fund” within the meaning of Rule 2a-7 under the 1940 Act to comply with the amendments to Rule 2a-7 that became effective October 14, 2016. The Portfolio is not currently subject to liquidity fees or temporary suspensions of redemptions due to declines in the Portfolio's weekly liquid assets.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred.
2.    Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:
The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The Portfolio is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.
Security Valuation
The investments of the Portfolio are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board of Trustees of the Trust (the “Board” and each member thereof, a "Trustee"). The Committee provides oversight of the valuation of investments for the Portfolio. The Board has responsibility for overseeing the determination of the fair value of investments.
The Portfolio’s securities are recorded on the basis of amortized cost which approximates fair value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.
Because of the inherent uncertainties of valuation and under certain market conditions, the values reflected in the financial statements may differ from the value received upon actual sale of those investments and it is possible that the differences could be material.
Various inputs are used in determining the value of the Portfolio’s investments. The Portfolio values its assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.
The three levels of the fair value hierarchy are as follows:
•  Level 1 – Unadjusted quoted prices in active markets for an identical asset or liability;
•   Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest
8

STATE STREET MASTER FUNDS
STATE STREET TREASURY PLUS MONEY MARKET PORTFOLIO
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2022

rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and
•   Level 3 – Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.
Investment Transactions and Income Recognition
Investment transactions are accounted for on trade date for financial reporting purposes. Realized gains and losses from the sale or disposition of investments are determined using the identified cost method. Interest income is recorded daily on an accrual basis. All premiums and discounts are amortized/accreted for financial reporting purposes.
All of the net investment income and realized gains and losses from the security transactions of the Portfolio are allocated pro rata among the partners in the Portfolio on a daily basis based on each partner’s daily ownership percentage.
Expenses
Certain expenses, which are directly identifiable to a specific Portfolio, are applied to that Portfolio within the Trust. Other expenses which cannot be attributed to a specific Portfolio are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Portfolio within the Trust.
3.    Securities and Other Investments
Repurchase Agreements
The Portfolio may enter into repurchase agreements under the terms of a Master Repurchase Agreement. A repurchase agreement customarily obligates the seller at the time it sells securities to the Portfolio to repurchase the securities at a mutually agreed upon price and time. During the term of a repurchase agreement, the value of the underlying securities held as collateral on behalf of the Portfolio including accrued interest, is required to exceed the value of the repurchase agreement, including accrued interest.
The Portfolio monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the Portfolio’s principal amount of the repurchase agreement (including accrued interest). The underlying securities are ordinarily United States Government or Government Agency securities, but may consist of other securities. The use of repurchase agreements involves certain risks including counterparty risks. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which the value of the collateral may decline.
As of December 31, 2022, the Portfolio had invested in repurchase agreements with the gross values of $33,463,952,069 and associated collateral equal to $33,637,365,720.
4.    Fees and Transactions with Affiliates
Advisory and Administrator Fee
The Trust has entered into an investment advisory agreement with SSGA Funds Management, Inc. (the “Adviser” or “SSGA FM”), a subsidiary of State Street Corporation and an affiliate of State Street Bank and Trust Company (“State Street”), under which the Adviser directs the investments of the Portfolio in accordance with its investment objective, policies, and limitations. In compensation for the Adviser’s services as investment adviser, the Portfolio pays the Adviser a management fee at an annual rate of 0.05% of its average daily net assets. SSGA FM also serves as administrator.
Each of the Adviser and State Street Global Advisors Funds Distributors, LLC (each a “Service Provider”) also may voluntarily reduce all or a portion of its fees and/or reimburse expenses for the Portfolio to the extent necessary to maintain a certain minimum net yield, which may vary from time to time, in SSGA FM’s sole discretion (any such waiver or reimbursement of expenses by a Service Provider being referred to herein as a “Voluntary Reduction”). The Adviser may, in its sole discretion, implement the Voluntary Reduction for some series of the Trust and not others. The amount of any Voluntary Reduction may differ between such series in the Adviser's sole discretion. The business objectives of the Adviser and its affiliates and their broader relationships with certain Portfolio shareholders, Financial Intermediaries or distribution channels could give the Adviser an incentive to implement
9

STATE STREET MASTER FUNDS
STATE STREET TREASURY PLUS MONEY MARKET PORTFOLIO
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2022

the Voluntary Reduction for some series of the Trust and not others, or to implement it to a greater degree for some series or share classes than others. Under an agreement with the Service Providers relating to the Voluntary Reduction, the Portfolio has agreed to reimburse the Service Providers for the full dollar amount of any Voluntary Reduction beginning on May 1, 2020, subject to certain limitations. Each Service Provider may, in its sole discretion, irrevocably waive receipt of any or all reimbursement amounts due from the Portfolio.
A reimbursement to the Service Provider would increase fund expenses and may negatively impact a Portfolio's yield during such period. There is no guarantee that the Voluntary Reduction will be in effect at any given time or that a Portfolio will be able to avoid a negative yield.
There were no reimbursements for the period ended December 31, 2022.
Custodian, Sub-Administrator and Transfer Agent Fees
State Street serves as the custodian, sub-administrator and transfer agent to the Portfolio. For its services as custodian, sub-administrator and transfer agent the Portfolio pays State Street an annual fee. The fees are accrued daily and paid monthly.
5.    Trustees’ Fees
The fees and expenses of the Trust's Trustees who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”), are paid directly by the Portfolio. The Independent Trustees are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.
6.    Income Tax Information
The Portfolio is not required to pay federal income taxes on its net investment income and net capital gains because it is treated as a partnership for federal income tax purposes. All interest, gains and losses of the Portfolio are deemed to have been “passed through” to the Portfolio’s partners in proportion to their holdings in the Portfolio, regardless of whether such items have been distributed by the Portfolio. Each partner is responsible for its tax liability based on its distributive share; therefore, no provision has been made for federal income taxes.
The Portfolio files federal and various state and local tax returns as required. No income tax returns are currently under examination. Generally, the federal returns are subject to examination by the Internal Revenue Service for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction. SSGA FM has analyzed the Portfolio’s tax positions taken on tax returns for all open years and does not believe there are any uncertain tax positions that would require recognition of a tax liability.
As of December 31, 2022, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.
7.    Risks
Concentration Risk
As a result of the Portfolio's ability to invest a large percentage of its assets in obligations of issuers within the same country, state, region, currency or economic sector, an adverse economic, business or political development may affect the value of the Portfolio's investments more than if the Portfolio was more broadly diversified.
Market, Credit and Counterparty Risk
In the normal course of business, the Portfolio trades securities and enters into financial transactions where risk of potential loss exists due to changes in global economic conditions and fluctuations of the market (market risk). Additionally, the Portfolio may also be exposed to counterparty risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Portfolio has unsettled or open transactions defaults. The value of securities held by the Portfolio may decline in response to certain events, including those directly involving the companies whose securities are owned by the Portfolio; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations (credit risk).
Financial assets, which potentially expose the Portfolio to market, credit and counterparty risks, consist principally of investments and cash due from counterparties. The extent of the Portfolio’s exposure to market, credit and counterparty risks in respect to these financial assets approximates their value as recorded in the Portfolio’s Statement of Assets and Liabilities, less any collateral held by the Portfolio.
10

STATE STREET MASTER FUNDS
STATE STREET TREASURY PLUS MONEY MARKET PORTFOLIO
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2022

The Portfolio's investments are subject to changes in general economic conditions, general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and general market liquidity. The Portfolio is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness, such as COVID-19, or other public health issues, or other events could have a significant impact on the Portfolio and its investments.
8.    Recent Accounting Pronouncement
In March 2020, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update No. 2020-04 (“ASU 2020-04”), “Reference Rate Reform (Topic 848)”. In response to concerns about structural risks of interbank offered rates, and particularly the risk of cessation of LIBOR, regulators have undertaken reference rate reform initiatives to identify alternative reference rates that are more observable or transaction based and less susceptible to manipulation. ASU 2020-04 provides optional guidance for a limited period of time to ease the potential burden in accounting for (or recognizing the effects of) reference rate reform on financial reporting. ASU 2020-04 is elective and applies to all entities, subject to meeting certain criteria, that have contracts, hedging relationships, and other transactions that reference LIBOR or another reference rate expected to be discontinued because of reference rate reform. The relief provided is temporary and generally cannot be applied to contract modifications that occur after December 31, 2022, or hedging relationships entered into or evaluated after that date. However, the FASB has indicated that it will revisit the sunset date in Topic 848 after the LIBOR administrator makes a final decision on a phaseout date. On November 30, 2020, the LIBOR administrator proposed extending the publication of the overnight and the one-, three-, six- and 12-month USD LIBOR settings through June 30, 2023, when many existing contracts that reference LIBOR will have expired. Management is currently evaluating the impact of the guidance.
9.    Subsequent Events
Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.
11

STATE STREET MASTER FUNDS
STATE STREET TREASURY PLUS MONEY MARKET PORTFOLIO
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Owners of Beneficial Interest State Street Treasury Plus Money Market Portfolio and the Board of Trustees of State Street Master Funds
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of State Street Treasury Plus Money Market Portfolio (the “Portfolio”) (one of the series constituting State Street Master Funds (the “Trust”)), including the schedule of investments, as of December 31, 2022, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Portfolio (one of the series constituting State Street Master Funds) at December 31, 2022, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2022, by correspondence with the custodian, brokers and others; when replies were not received from brokers and others, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more State Street Global Advisors investment companies since 2000.
Boston, Massachusetts
February 24, 2023
12

STATE STREET MASTER FUNDS
STATE STREET TREASURY PLUS MONEY MARKET PORTFOLIO
OTHER INFORMATION
December 31, 2022 (Unaudited)

Expense Example
As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs, including sales charges (loads), if applicable, on purchase payments, reinvested dividends, or other distributions and (2) ongoing costs, including advisory fees and to the extent applicable, distribution (12b-1) and/or service fees; and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from July 1, 2022 to December 31, 2022.
The table below illustrates your Portfolio's cost in two ways:
Based on actual fund return ——This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the Portfolio's actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Portfolio. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Portfolio under the heading “Expenses Paid During Period”.
Based on hypothetical 5% return ——This section is intended to help you compare your Portfolio's costs with those of other mutual funds. It assumes that the Portfolio had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case, because the return used is not the Portfolio's actual return, the results do not apply to your investment. The example is useful in making comparisons because the U.S. Securities and Exchange Commission (the “SEC”) requires all mutual funds to calculate expenses based on a 5% return. You can assess your Portfolio's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales load charges (loads). Therefore, the hypothetical 5% return section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
		Actual		Hypothetical (assuming a 5% return before expenses)
	Annualized Expense Ratio	Ending Account Value	Expenses Paid During Period(a)	Ending Account Value	Expenses Paid During Period(a)
State Street Treasury Plus Money Market Portfolio	0.06%	$1,014.50	$0.30	$1,024.90	$0.31
(a)	Expenses are equal to the Portfolio's annualized net expense ratio multiplied by the average account value of the period, multiplied by 184, then divided by 365.
13

STATE STREET MASTER FUNDS
STATE STREET TREASURY PLUS MONEY MARKET PORTFOLIO
OTHER INFORMATION  (continued)
December 31, 2022 (Unaudited)

Proxy Voting Policies and Procedures and Records
The Portfolio has adopted the proxy voting policies of the Adviser. A description of the Portfolio's proxy voting policies and procedures that are used by the Portfolio's Adviser to vote proxies relating to Portfolio's portfolio of securities are available (i) without charge, upon request, by calling 1-877-521-4083 (toll free) and (ii) on the SEC's website at www.sec.gov. Information regarding how the Portfolio voted for the prior 12-month period ended June 30 is available by August 31 of each year by calling the same number and on the SEC's website, at www.sec.gov, and on the Portfolio's website at www.ssga.com.
Monthly Portfolio Schedule
The Portfolio files its monthly portfolio holdings with the SEC on Form N-MFP. The Portfolio’s Form N-MFP is available on the SEC’s website at www.sec.gov.
14

STATE STREET MASTER FUNDS
STATE STREET TREASURY PLUS MONEY MARKET PORTFOLIO
OTHER INFORMATION  (continued)
December 31, 2022 (Unaudited)

TRUSTEES AND OFFICERS INFORMATION
Name, Address and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation During the Past Five Years and Relevant Experience	Number of Funds in Fund Complex Overseen by Trustee†	Other Directorships Held by Trustee During the Past Five Years
Trustees
Independent Trustees
Michael F. Holland(1) c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1944	Trustee and Co- Chairperson of the Board	Term: Indefinite Elected: 7/99	Chairman, Holland & Company L.L.C. (investment adviser) (1995 - present).	55	Director, the Holland Series Fund, Inc.; Director, The China Fund, Inc. (1992 - 2017); Director, The Taiwan Fund, Inc. (2007 - 2017); Director, Reaves Utility Income Fund, Inc.; and Director, Blackstone/GSO Loans (and Real Estate) Funds.
Patrick J. Riley c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1948	Trustee and Co- Chairperson of the Board	Term: Indefinite Elected: 1/14	Associate Justice of the Superior Court, Commonwealth of Massachusetts (2002 - May 2010); Partner, Riley, Burke & Donahue, L.L.P. (law firm) (1985 - 2002); Independent Director, State Street Global Advisors Europe Limited (investment company) (1998 - present); Independent Director, SSGA Liquidity PLC (formerly, SSGA Cash Management Fund PLC) (1998 - present); Independent Director, SSGA Fixed Income PLC (January 2009 - present); Independent Director, SSGA Qualified Funds PLC (January 2009 - 2019).	55	Board Director and Chairman, SPDR Europe I PLC Board (2011 - present); Board Director and Chairman, SPDR Europe II, PLC (2013 - present).
John R. Costantino c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1946	Trustee and Chairperson of the Qualified Legal Compliance Committee	Term: Indefinite Elected: 12/18	Senior Advisor to NGN Capital LLC (January 2020 - present); Managing General Partner, NGN Capital LLC (2006 - December 2019).	55	Director, Kleinfeld Bridal Corp. (January 2016 - present); Trustee of Neuroscience Research Institute (1986 - 2017); Trustee of Fordham University (1989 - 1995 and 2001 - 2007) and Trustee Emeritus (2007 - present); Trustee and Independent Chairperson of GE Funds (1993 - February 2011); Director, Muscular Dystrophy Association (2019 - present); Trustee of Gregorian University Foundation (1992 - 2007); Chairman of the Board of Directors, Vivaldi Biosciences Inc. (May 2017 - present); Chairman of the Supervisory Board, Vivaldi Biosciences AG. (May 2017 - present); Trustee, Gallim Dance (December 2021 - present).
Richard D. Shirk c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1945	Trustee and Chairperson of the Nominating Committee and Chairperson of the Governance Committee	Term: Indefinite Elected: 1/14	Chairman (March 2001 - April 2002), President and Chief Executive Officer (1996 - March 2001), Cerulean Companies, Inc. (holding company) (Retired); President and Chief Executive Officer, Blue Cross Blue Shield of Georgia (health insurer, managed healthcare) (1992 - March 2001).	55	Chairman and Board Member (December 2008) and Investment Committee Member (December 2008 - present), Healthcare Georgia Foundation (private foundation); Lead Director and Board Member, Amerigroup Corp. (managed health care) (September 2002 - 2012); Board Member (1999 - 2013) and Investment Committee Member (2001 - 2017), Woodruff Arts Center; Trustee, Gettysburg College (2003 - 2009); Board member, Aerocare Holdings (2003 - January 2021), Regenesis Biomedical Inc. (April 2012 - present).
Michael A. Jessee c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1946	Trustee and Chairperson of the Valuation Committee	Term: Indefinite Appointed: 7/16 Elected: 12/18	Retired; formerly, President and Chief Executive Officer of the Federal Home Loan Bank of Boston (1989 - 2009); Trustee, Randolph-Macon College (2004 - 2016).	55	None.
15

STATE STREET MASTER FUNDS
STATE STREET TREASURY PLUS MONEY MARKET PORTFOLIO
OTHER INFORMATION  (continued)
December 31, 2022 (Unaudited)

Name, Address and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation During the Past Five Years and Relevant Experience	Number of Funds in Fund Complex Overseen by Trustee†	Other Directorships Held by Trustee During the Past Five Years
Donna M. Rapaccioli c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1962	Trustee and Chairperson of the Audit Committee	Term: Indefinite Elected: 12/18	Dean of the Gabelli School of Business (2007 - June 2022) and Accounting Professor (1987 - present) at Fordham University.	55	Director- Graduate Management Admissions Council (2015 - present); Trustee of Emmanuel College (2010 - 2019).
Margaret McLaughlin c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1967	Trustee	Term: Indefinite Appointed: 9/22	Consultant (since 2020) Bates Group (consultants); Consultant (2019 - 2020) Madison Dearborn Partners (private equity); General Counsel/CCO (2011 - 2019) Kramer Van Kirk Credit Strategies L.P./Mariana Systems LLC (Investment Adviser/SaaS Technology).	55	Director, Manning & Napier Fund Inc. (2021 - present).
George Pereira c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1964	Trustee	Term: Indefinite Appointed: 9/22	Chief Operating Officer (January 2011 - September 2020) and Chief Financial Officer (November 2004 - September 2020), Charles Schwab Investment Management.	55	Director, Pacific Premier Bancorp, Pacific Premier Bank (2021 - present); Director, Charles Schwab Asset Management (Ireland) Ltd., & Charles Schwab Worldwide Funds PLC. (2005 - 2020); Director, Rotaplast International, Inc. (non-profit providing free medical services to children worldwide) (2012 - 2018).
Interested Trustee(2)
Ellen M. Needham(3) SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1967	Trustee and President	Term: Indefinite Elected 12/18	Chairman, SSGA Funds Management, Inc. (March 2020 - present); President and Director, SSGA Funds Management, Inc. (2001 - present)*; Senior Managing Director, State Street Global Advisors (1992 - present)*; Manager, State Street Global Advisors Funds Distributors, LLC (May 2017 - present).	55	Board Director, SSGA SPDR ETFs Europe I PLC (May 2020 - present); Board Director, SSGA SPDR ETFs Europe II PLC (May 2020 - present).
† For the purpose of determining the number of portfolios overseen by the Trustees, “Fund Complex” comprises registered investment companies for which SSGA Funds Management, Inc. serves as investment adviser.
(1) Mr. Holland retired as a Trustee of the Trust effective December 31, 2022.
(2) The individual listed below is a Trustee who is an “interested person,” as defined in the 1940 Act, of the Trust (“Interested Trustee”).
(3) Ms. Needham is an Interested Trustee because of her employment by SSGA FM, an affiliate of the Trust.
* Served in various capacities and/or with various affiliated entities during noted time period.

16

STATE STREET MASTER FUNDS
STATE STREET TREASURY PLUS MONEY MARKET PORTFOLIO
OTHER INFORMATION  (continued)
December 31, 2022 (Unaudited)

The following lists the principal officers for the Trust, as well as their mailing addresses and ages, positions with the Trust and length of time served, and present and principal occupations:

Name, Address and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation(s) During the Past 5 Years
Officers
ELLEN M. NEEDHAM SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1967	President, Trustee	Term: Indefinite Served: Since 10/12	Chairman, SSGA Funds Management, Inc. (March 2020 - present); President and Director, SSGA Funds Management, Inc. (2001 - present)*; Senior Managing Director, State Street Global Advisors (1992 - present)*; Manager, State Street Global Advisors Funds Distributors, LLC (May 2017 - present).
BRUCE S. ROSENBERG SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1961	Treasurer	Term: Indefinite Served: Since 2/16	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (July 2015 - present); Director, Credit Suisse (April 2008 - July 2015).
ANN M. CARPENTER SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1966	Vice President and Deputy Treasurer	Term: Indefinite Served: Since 10/12 Term: Indefinite Served: Since 2/16	Chief Operating Officer, SSGA Funds Management, Inc. (April 2005 - present)*; Managing Director, State Street Global Advisors (April 2005 - present).*
CHAD C. HALLETT SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1969	Deputy Treasurer	Term: Indefinite Served: Since 2/16	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (November 2014 - present).
DARLENE ANDERSON-VASQUEZ SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1968	Deputy Treasurer	Term: Indefinite Served: Since 11/16	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (May 2016 - present); Senior Vice President, John Hancock Investments (September 2007 - May 2016).
ARTHUR A. JENSEN SSGA Funds Management, Inc. 1600 Summer Street Stamford, CT 06905 YOB: 1966	Deputy Treasurer	Term: Indefinite Served: Since 9/17	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (July 2016 - present); Mutual Fund Controller, GE Asset Management Incorporated (April 2011 - July 2016).
DAVID LANCASTER SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1971	Assistant Treasurer	Term: Indefinite Served: Since 11/20	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (July 2017 - present); Assistant Vice President, State Street Bank and Trust Company (November 2011 - July 2017).*
RYAN HILL SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1982	Assistant Treasurer	Term: Indefinite Served: Since 5/22	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (May 2017 - present); Assistant Vice President, State Street Bank and Trust Company (May 2014 - May 2017).
JOHN BETTENCOURT SSGA Funds Management, Inc. One Iron Street, Boston, MA 02210 YOB:1976	Assistant Treasurer	Term: Indefinite Served: Since 5/22	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (March 2020 - present); Assistant Vice President, State Street Global Advisors (June 2007 - March 2020).
BRIAN HARRIS SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1973	Chief Compliance Officer, Anti-Money Laundering Officer and Code of Ethics Compliance Officer	Term: Indifinite Served: Since 11/13 Term: Indefinite Served: Since 9/16	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (June 2013 - present).*
SEAN O'MALLEY SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1969	Chief Legal Officer	Term: Indefinite Served: Since 8/19	Senior Vice President and General Counsel, State Street Global Advisors (May 2022 - present); Senior Vice President and Deputy General Counsel, State Street Global Advisors (November 2013 - May 2022).
17

STATE STREET MASTER FUNDS
STATE STREET TREASURY PLUS MONEY MARKET PORTFOLIO
OTHER INFORMATION  (continued)
December 31, 2022 (Unaudited)

Name, Address and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation(s) During the Past 5 Years
DAVID BARR SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB:1974	Secretary	Term: Indefinite Served: Since 9/20	Vice President and Senior Counsel, State Street Global Advisors (October 2019 - present); Vice President and Counsel, Eaton Vance Corp. (October 2010 - October 2019).
DAVID URMAN SSGA Funds Management, Inc. One Iron Street Boston,MA 02210 YOB:1985	Assistant Secretary	Term: Indefinite Served: Since 8/19	Vice President and Senior Counsel, State Street Global Advisors (April 2019 - present); Vice President and Counsel, State Street Global Advisors (August 2015 - April 2019); Associate, Ropes & Gray LLP (November 2012 - August 2015).
* Served in various capacities and/or with various affiliated entities during noted time period.
The Statement of Additional Information (SAI) includes additional information about the Trust's trustees and officers and is available, without charge, upon request and by calling 1-877-521-4083.

18

Trustees
John R. Costantino
Michael F. Holland
Michael A. Jessee
Margaret McLaughlin
Ellen M. Needham
George M. Pereira
Donna M. Rapaccioli
Patrick J. Riley
Richard D. Shirk
Investment Adviser and Administrator
SSGA Funds Management, Inc.
One Iron Street
Boston, MA 02210
Custodian, Sub-Administrator and Transfer Agent
State Street Bank and Trust Company
State Street Financial Center
One Lincoln Street
Boston, MA 02111
Independent Registered Public Accounting Firm
Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116
Legal Counsel
Ropes & Gray LLP
800 Boylston Street
Boston, MA 02199
This report is for shareholder information. This is not a prospectus intended for use in the purchase or sale of shares of beneficial interest.
State Street Master Funds
State Street Bank and Trust Company
P.O. Box 5049
Boston, MA 02206
The information contained in this report is intended for the general information of shareholders of the Portfolio and shareholders of any fund invested in the Portfolio. Interests in the Portfolio are offered solely to eligible investors in private placement transactions that do not involve any “public offering” within the meaning of Section 4(a)(2) of the 1933 Act. This report is not authorized for distribution (i) to prospective investors in any fund invested in the Portfolio unless preceded or accompanied by a current offering document for such fund or (ii) to prospective eligible investors in the Portfolio unless preceded or accompanied by a current offering document of the Portfolio. Eligible investors in the Portfolio may obtain a current Portfolio offering document by calling 1-877-521-4083. Please read the offering document carefully before investing in the Portfolio.
SSIITTROBAR

Annual Report
December 31, 2022
State Street Institutional Investment Trust
State Street Aggregate Bond Index Fund
State Street Global All Cap Equity ex- U.S. Index Fund
State Street Small/Mid Cap Equity Index Fund
State Street Aggregate Bond Index Portfolio
State Street Global All Cap Equity ex- U.S. Index Portfolio
State Street Small/Mid Cap Equity Index Portfolio
The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-800-997-7327 or visiting www.ssga.com. Please read the prospectus carefully before you invest.

The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-800-997-7327 or visiting www.ssga.com. Please read the prospectus carefully before you invest.

[This Page Intentionally Left Blank]

STATE STREET AGGREGATE BOND INDEX FUND
Management's Discussion of Fund Performance (Unaudited)
The State Street Aggregate Bond Index Fund (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of an index that tracks the U.S. dollar denominated investment grade bond market over the long term. The Fund’s benchmark is the Bloomberg U.S. Aggregate Bond Index (the “Index”). The State Street Aggregate Bond Index Fund (the “Fund”) seeks to achieve its investment objective by investing substantially all of its investable assets in the State Street Aggregate Bond Index Portfolio (the Portfolio”). As a result, this Fund invests indirectly through the Portfolio.
For the 12-month period ended December 31, 2022 (the “Reporting Period”), the total return for the Fund’s Class K was –13.19%, and the Index was –13.01%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. Sampling differences, trading costs, and fees contributed to the difference between the Fund’s performance and that of the Index. The tracking error of the Fund relative to the Index was within expectations.
Ongoing inflation concerns, an aggressive hiking cycle set forth by the U.S. Federal Reserve (“the Fed”), and geopolitical tensions resulting from the war in Ukraine were primary drivers of Fund performance during the Reporting Period.
In order to reign in persistent inflation and an overheated economy, the Fed deviated from its previous easy monetary policy and embarked on an aggressive rate hiking cycle. The Fed, hiked a total of 4.25% throughout the year, with more hikes expected in 2023. U.S. Treasury yields soared in response to the rate hikes, albeit unevenly across the curve, resulting in a curve inversion in June 2023 that deepened throughout the second half of the year, a telltale sign of impending recession. Ten year yields peaked at 4.24% in the fourth quarter, up by 2.75% from 2021 year end, resulting in negative returns for the sector. Investment grade corporate bonds, though supported by strong technical and consistent issuance, also experienced volatility with spreads widening by as much as 75 bps. These increases in yields and yield spreads meant that bonds had one of their worst years in history, with all major U.S. indices posting negative returns for the majority of the twelve months.
The invasion of Ukraine by Russia in the first quarter of the year had minimal-to-no direct effect on US-only indices on a bond level, however the war did have cascading effects on investor sentiment as well as the energy industry through Russian oil sanctions which contributed to overall market volatility.
The Fund did not invest in derivatives during the Reporting Period.
On a sector level, Auto Loans, Other ABS, and Government Guaranteed contributed most to performance for the period while Industrial, Communications, and Insurance detracted from performance. On an individual security level, the top positive contributors to the Fund’s performance on an absolute basis during the Reporting Period were PGC 5.212 12/01/47, HSBC 8.113 11/03/33 and JBSSBZ 6.5 12/01/52. The top negative contributors to the Fund’s performance on an absolute basis during the Reporting Period were UNINHGR 4.179 09/01/17, UVPHGR 3.555 09/15/19 and CALTEC 3.65 09/01/19.
The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.
See accompanying notes to financial statements.
1

State Street Aggregate Bond Index Fund
Performance Summary (Unaudited)
Comparison of Change in Value of a $10,000 Investment
(Based on Net Asset Value)
Line graph is based on cumulative total return.
Performance as of December 31, 2022
	Total Return One Year Ended December 31, 2022	Average Annual Total Return Five Years Ended December 31, 2022	Average Annual Total Return Inception Date* to December 31, 2022
State Street Aggregate Bond Index Fund Class A	(13.57%)	(0.45%)	0.57%
State Street Aggregate Bond Index Fund Class I	(13.36%)	(0.21%)	0.84%
State Street Aggregate Bond Index Fund Class K	(13.19%)	(0.06%)	0.93%
Bloomberg U.S. Aggregate Index (1)	(13.01%)	0.02%	1.07%
*	Inception date is September 19, 2014.
(1)	The Bloomberg U.S. Aggregate Bond Index provides a measure of the performance of the U.S. dollar denominated investment grade bond market, which includes investment grade (must be Baa3/BBB- or higher using the middle rating of Moody's Investor Service, Inc., Standard & Poor's, and Fitch Inc.) government bonds, investment grade corporate bonds, mortgage pass through securities, commercial mortgage backed securities and asset backed securities that are publicly for sale in the United States. The securities in the Bloomberg U.S. Aggregate Bond Index must have at least 1 year remaining to maturity and must have $300 million or more of outstanding face value. Asset backed securities must have a minimum deal size of $500 million and a minimum tranche size of $25 million. For commercial mortgage backed securities, the original aggregate transaction must have a minimum deal size of $500 million, and a minimum tranche size of $25 million; the aggregate outstanding transaction sizes must be at least $300 million to remain in the index. In addition, the securities must be U.S. dollar denominated, fixed rate, non convertible, and taxable. Certain types of securities, such as flower bonds, TINs, and state and local government series bonds are excluded from the Bloomberg U.S. Aggregate Bond Index. Also excluded from the Bloomberg U.S. Aggregate Bond Index are structured notes with embedded swaps or other special features, private placements, floating rate securities and Eurobonds. The Bloomberg U.S. Aggregate Bond Index is market capitalization weighted and the securities in the Index are updated on the last business day of each month.
Total returns and performance graph information represent past performance and are not indicative of future results, which may be lower or higher than performance data quoted. Investment return and principal value of an investment will fluctuate so that an investor’s share, when redeemed, may be worth more or less than its original cost. The graph and table above do not reflect the deduction of taxes that a shareholder would pay on fund distributions, sales, or the redemption of fund shares.
See accompanying notes to financial statements.
2

STATE STREET GLOBAL ALL CAP EQUITY EX-U.S. INDEX FUND
Management's Discussion of Fund Performance (Unaudited)
The State Street Global All Cap Equity ex-U.S. Index Fund (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of a broad-based index of world (ex-U.S.) equity markets over the long term. The Fund’s benchmark is the MSCI ACWI ex USA Investable Market Index (the “Index”). The Fund seeks to achieve its investment objective by investing substantially all of its investable assets in the State Street Global ex-U.S. Index Portfolio (the “Portfolio”). As a result, this Fund invests indirectly through the Portfolio.
For the 12-month period ended December 31, 2022 (the “Reporting Period”), the total return for the Fund’s Class K was –16.45%, and the Index was –16.58%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. Fees and expenses, cash drag, as-of cash flows, cumulative effect of security misweights contributed to the difference between the Fund’s performance and that of the Index.
The fund had negative performance in the Reporting Period. The first quarter of the Reporting Period had negative performance on the back of concerns around the Russia-Ukraine war, increased supply chain disruptions, global growth risks and surging inflation. Performance in the second quarter of the Reporting Period was also negative as concerns about the Russa-Ukraine war and inflation continued in addition to tighter monetary policy and recession fears. Negative performance for the fund continued in the third quarter of the Reporting Period as economic growth expectations decreased amid monetary tightening and persistently high inflation. Performance in the fourth quarter of the Reporting Period was positive on the back of signs of slower inflation, easing of China’s zero-COVID policy and despite continued hawkish monetary policy.
On a country level, the top positive contributors to the Fund’s performance during the Reporting Period were Turkey, Brazil and Mexico. The top negative contributors to the Fund’s performance during the Reporting Period were China, Japan, and Taiwan.
On a sector level, the only positive contributor to the Fund’s performance during the Reporting Period was Energy sector. The top negative contributors to the Fund’s performance during the Reporting Period were Information Technology, Consumer Discretionary and Industrials sectors.
The State Street Global All Cap Equity ex-U.S. Index Fund (the “Fund”) used index futures contracts in order to equitize cash and receivables during the Reporting Period. The Fund’s use of the futures contracts helped the Fund to track the Index.
On an individual security level, the top positive contributors to the Fund’s performance during the Reporting Period were Novo Nordisk, Total Energies SE and Shell Plc. The top negative contributors to the Fund’s performance during the Reporting Period were Taiwan Semiconductor Manufacturing Co., Ltd., Tencent Holdings Ltd. and Samsung Electronics Co.
The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.
See accompanying notes to financial statements.
3

State Street Global All Cap Equity ex- U.S. Index Fund
Performance Summary (Unaudited)
Comparison of Change in Value of a $10,000 Investment
(Based on Net Asset Value)
Line graph is based on cumulative total return.
Performance as of December 31, 2022
	Total Return One Year Ended December 31, 2022	Average Annual Total Return Five Years Ended December 31, 2022	Average Annual Total Return Inception Date* to December 31, 2022
State Street Global All Cap Equity ex- U.S. Index Fund Class A	(16.83%)	0.53%	1.99%
State Street Global All Cap Equity ex- U.S. Index Fund Class I	(16.58%)	0.82%	2.27%
State Street Global All Cap Equity ex- U.S. Index Fund Class K	(16.45%)	0.99%	2.39%
MSCI ACWI ex USA Investable Market Index (1), (2)	(16.58%)	0.99%	2.47%
*	Inception date is September 17, 2014.
(1)	The MSCI ACWI ex USA Investable Market Index is a free float-adjusted market capitalization index that is designed to measure the combined equity market performance of securities, across all market capitalizations, in developed and emerging market countries excluding the United States. All listed equity securities and listed securities that exhibit characteristics of equity securities, except mutual funds, ETFs, equity derivatives, limited partnerships and most investment trusts, are eligible for inclusion. Countries covered in the Index have historically included, among others, Argentina, Australia, Austria, Belgium, Brazil, Canada, Chile, China, Colombia, Czech Republic, Denmark, Egypt, Finland, France, Germany, Greece, Hong Kong, Hungary, India, Indonesia, Ireland, Israel, Italy, Japan, Malaysia, Mexico, the Netherlands, New Zealand, Norway, Pakistan, Peru, Philippines, Poland, Portugal, Qatar, Russia, Saudi Arabia, Singapore, South Africa, South Korea, Spain, Sweden, Switzerland, Taiwan, Thailand, Turkey, United Arab Emirates and the United Kingdom.
(2)	Returns shown are reflective of the MSCI ACWI ex USA Investable Market Index for periods beginning on October 9, 2019 and the MSCI ACWI ex USA Index for periods prior to October 9, 2019.
Total returns and performance graph information represent past performance and are not indicative of future results, which may be lower or higher than performance data quoted. Investment return and principal value of an investment will fluctuate so that an investor’s share, when redeemed, may be worth more or less than its original cost. The graph and table above do not reflect the deduction of taxes that a shareholder would pay on fund distributions, sales, or the redemption of fund shares.
See accompanying notes to financial statements.
4

STATE STREET SMALL/MID CAP EQUITY INDEX FUND
Management's Discussion of Fund Performance (Unaudited)
The State Street Small/Mid Cap Equity Index Fund (the “Fund”) seeks to provide investment results that, before expenses, correspond generally to the total return of an index that tracks the performance of mid to small capitalization exchange traded U.S. equity securities. The Fund’s benchmark is the Russell Small Cap Completeness Index (the “Index”). The Fund seeks to achieve its investment objective by investing substantially all of its investable assets in the State Street Small/Mid Cap Equity Index Portfolio (the “Portfolio”). As a result, this Fund invests indirectly through the Portfolio.
For the 12-month period ended December 31, 2022 (the “Reporting Period”), the total return for the Fund’s Class K was –25.41%, and the Index was –25.49%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. The expenses of managing the Fund, managing cash inflows to and outflows from the Fund and small security misweights contributed to the difference between the Fund’s performance and that of the Index.
Inflation, monetary policy, and the Russia-Ukraine war were primary drivers of Fund performance during the Reporting Period.
The global economy decelerated in 2022, with Russell Small Cap Completeness Index sliding down in the first three quarters of 2022 and rebounding in the Q4 of the Reporting Period.
In the Q1of the Reporting Period in the U.S., concerns over the Russia-Ukraine war and tighter monetary policy negatively affected the Russell Small Cap Completeness Index declined by 9.07% during the quarter. The U.S. consumer sentiment was hit due to higher prices, as inflation rose to 7.9%, reaching a 40-year high. The U.S. Federal Reserve (the “Fed”) announced its first rate hike since 2018, raising the target rate by 0.25%, and clarified that further increases would be appropriate. On the positive side, the U.S. labor market remained robust, with the February jobs report coming in much better than expected and wage growth to had increased by 5.1% year-over-year. Total nonfarm payrolls surpassed consensus forecasts, and the unemployment rate dropped to 3.8%, despite the labor force participation rate moving up to 62.3%. Earnings growth for U.S. companies stood at 30% year-over-year, beating expectations.
The Russell Small Cap Completeness Index declined by 19.95% during the second quarter. Consumer sentiment dropped sharply despite lower levels of unemployment and stronger wage growth over the quarter. The U.S. Federal Reserve (the “Fed”) indicated its commitment toward bringing inflation under control by raising interest rates further. However, as an aftereffect, unemployment rates were also likely to rise, which was an area of concern for market participants. Signs of higher interest rates weighing on economic activity could be observed from 40% higher house prices compared with the start of 2020. Economic data also confirmed a decline in the number of home sales.
U.S. equities fell sharply for a third straight quarter in Q3 of the Reporting Period. The brief market rebound that began in June fizzled in the back half of August as central bank hawkishness driven by stubbornly high inflation frightened investors. The central bank has been looking to bring down inflation, which is running near its highest levels since the early 1980s. The U.S. Federal Reserve (the “Fed”) repeatedly stated that it is committed to slowing the economy to bring inflation down to its 2% target. Hotter August core CPI data underpinned the Fed’s hawkishness and further support came from a tight labor market. The Russell Small Cap Completeness Index declined by 4.14% in the third quarter.
Riding on the gains of October and November, U.S. equities were mostly higher in Q4, 2022. The Russell Small Cap Completeness Index gained 4.85% (USD) during Q4 2022. This was seen as a respite after the negative returns seen during the past three quarters. There were some drawdowns seen in U.S. equities during December. The U.S. Federal Reserve (the “Fed”) raised the short-term borrowing rate by 75 bp during November. However, after four consecutive rate hikes of 75 bp during the year, the central bank raised the borrowing rate by 50 bp to a range of 4.25% to 4.50%. The Fed’s rate hike policy reflected the cooling year-on-year U.S. CPI during October and November, after the record high achieved in June 2022. During the quarter, there were also signs of downward pressure on housing rent as well as nominal wage growth.
The Fund used equity index futures in order to cash and receivables to the market during the Reporting Period. The Fund’s use of equity index futures contracts helped the Fund track the Index from Fund performance relative to the Index.
On an individual security level, the top positive contributors to the Fund’s performance on an absolute basis during the Reporting Period were Alnylam Pharmaceuticals, Inc, Cheniere Energy, Inc. and First Solar, Inc. The top negative contributors to the Fund’s performance on an absolute basis during the Reporting Period were Snowflake, Inc. Class A, Marvell Technology, Inc. and Block, Inc. Class A.
The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.
See accompanying notes to financial statements.
5

State Street Small/Mid Cap Equity Index Fund
Performance Summary (Unaudited)
Comparison of Change in Value of a $10,000 Investment
(Based on Net Asset Value)
Line graph is based on cumulative total return.
Performance as of December 31, 2022
	Total Return One Year Ended December 31, 2022	Average Annual Total Return Five Years Ended December 31, 2022	Average Annual Total Return Inception Date* to December 31, 2022
State Street Small/Mid Cap Equity Index Fund Class A	(25.74%)	4.82%	7.58%
State Street Small/Mid Cap Equity Index Fund Class I	(25.56%)	5.09%	7.86%
State Street Small/Mid Cap Equity Index Fund Class K	(25.41%)	5.26%	7.10%
Russell Small Cap Completeness Index (1)	(25.49%)	5.33%	8.08%
*	Inception date is October 15, 2015 for Class A and Class I and inception date is August 11, 2015 for Class K and the date used for the Russell Small Cap Completeness Index return.
(1)	The Russell Small Cap Completeness® Index is a float-adjusted, market capitalization index which measures the performance of the Russell 3000® Index companies excluding S&P 500® constituents. The Index is constructed to provide a comprehensive and unbiased barometer of the extended broad market beyond the S&P 500 exposure. The Index is completely reconstituted annually.
Total returns and performance graph information represent past performance and are not indicative of future results, which may be lower or higher than performance data quoted. Investment return and principal value of an investment will fluctuate so that an investor’s share, when redeemed, may be worth more or less than its original cost. The graph and table above do not reflect the deduction of taxes that a shareholder would pay on fund distributions, sales, or the redemption of fund shares.
See accompanying notes to financial statements.
6

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATEMENTS OF ASSETS AND LIABILITIES
December 31, 2022

	State Street Aggregate Bond Index Fund	State Street Global All Cap Equity ex- U.S. Index Fund	State Street Small/Mid Cap Equity Index Fund
ASSETS
Investment in corresponding affiliated Portfolio, at value*	$ 609,412,243	$1,138,084,261	$ 367,571,736
Cash	8	—	—
Receivable for investments sold	815,597	3,778,559	—
Receivable for fund shares sold	728,163	307,620	254,536
Receivable from Adviser	71,086	291,673	19,896
Prepaid expenses and other assets	1,052	1,865	578
TOTAL ASSETS	611,028,149	1,142,463,978	367,846,746
LIABILITIES
Payable for investments purchased	—	—	186,555
Payable for fund shares repurchased	1,538,519	4,080,923	62,730
Advisory fee payable	13,326	59,835	9,453
Custodian fees payable	12,072	12,005	12,037
Administration fees payable	26,653	49,863	15,754
Distribution fees payable	3,152	2,559	6,470
Transfer agent fees payable	40,745	34,358	19,418
Sub-transfer agent fee payable	67,629	9,648	76,923
Registration and filing fees payable	4,597	20,211	9,677
Professional fees payable	28,208	28,430	27,510
Printing and postage fees payable	14,879	21,957	7,359
Accrued expenses and other liabilities	40	334,671	27
TOTAL LIABILITIES	1,749,820	4,654,460	433,913
NET ASSETS	$ 609,278,329	$1,137,809,518	$ 367,412,833
NET ASSETS CONSIST OF:
Paid-in Capital	$ 721,463,266	$1,251,308,188	$ 488,040,948
Total distributable earnings (loss)	(112,184,937)	(113,498,670)	(120,628,115)
NET ASSETS	$ 609,278,329	$1,137,809,518	$ 367,412,833
Class A
Net Assets	$ 14,389,866	$ 11,844,556	$ 29,512,096
Shares Outstanding	169,181	131,054	136,841
Net asset value, offering and redemption price per share	$ 85.06	$ 90.38	$ 215.67
Maximum sales charge	3.75%	5.25%	5.25%
Maximum offering price per share	$ 88.37	$ 95.39	$ 227.62
Class I
Net Assets	$ 6,869,651	$ 788,397	$ 8,058,169
Shares Outstanding	80,999	8,717	37,360
Net asset value, offering and redemption price per share	$ 84.81	$ 90.44	$ 215.69
Class K
Net Assets	$ 588,018,812	$1,125,176,565	$ 329,842,568
Shares Outstanding	6,933,928	12,421,738	1,529,009
Net asset value, offering and redemption price per share	$ 84.80	$ 90.58	$ 215.72
COST OF INVESTMENTS:
*Investment in corresponding affiliated Portfolio, at cost	$ 695,059,530	$1,246,333,818	$ 490,170,085
See accompanying notes to financial statements.
7

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATEMENTS OF OPERATIONS
For the Year Ended December 31, 2022

	State Street Aggregate Bond Index Fund	State Street Global All Cap Equity ex- U.S. Index Fund	State Street Small/Mid Cap Equity Index Fund
INVESTMENT INCOME
Dividend income from corresponding affiliated Portfolio	$ 14,499,865	$ 26,397,294	$ 5,516,834
EXPENSES
Advisory fee	152,091	670,847	109,694
Administration fees	304,182	559,039	182,824
Sub-transfer agent fee
Class A	25,119	24,070	67,282
Class I	15,632	1,162	16,898
Distribution fees
Class A	31,398	30,087	84,102
Custodian fees	36,379	36,249	36,296
Trustees’ fees and expenses	21,002	21,004	21,001
Transfer agent fees	155,342	132,110	67,464
Registration and filing fees	69,130	78,901	70,787
Professional fees and expenses	27,159	28,980	25,103
Printing and postage fees	18,925	31,502	10,031
Insurance expense	2,023	3,514	1,203
Miscellaneous expenses	4,165	423,341	3,287
TOTAL EXPENSES	862,547	2,040,806	695,972
Expenses waived/reimbursed by the Adviser	(780,471)	(1,814,506)	(458,467)
NET EXPENSES	82,076	226,300	237,505
NET INVESTMENT INCOME (LOSS)	$ 14,417,789	$ 26,170,994	$ 5,279,329
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investment in corresponding affiliated Portfolio	(27,069,858)	(224,261)	3,384,386
Capital gain distributions from corresponding affiliated Portfolio	—	—	2,436,516
Net realized gain (loss)	(27,069,858)	(224,261)	5,820,902
Net change in unrealized appreciation/depreciation on:
Investments in corresponding affiliated Portfolio	(72,787,921)	(229,510,950)	(121,009,699)
NET REALIZED AND UNREALIZED GAIN (LOSS)	(99,857,779)	(229,735,211)	(115,188,797)
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$(85,439,990)	$(203,564,217)	$(109,909,468)
See accompanying notes to financial statements.
8

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATEMENTS OF CHANGES IN NET ASSETS

	State Street Aggregate Bond Index Fund		State Street Global All Cap Equity ex- U.S. Index Fund		State Street Small/Mid Cap Equity Index Fund
	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/22	Year Ended 12/31/21
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ 14,417,789	$ 10,507,301	$ 26,170,994	$ 28,787,282	$ 5,279,329	$ 11,744,017
Net realized gain (loss)	(27,069,858)	6,717,165	(224,261)	18,423,403	5,820,902	64,543,810
Net change in unrealized appreciation/depreciation	(72,787,921)	(25,081,448)	(229,510,950)	24,928,048	(121,009,699)	(40,840,365)
Net increase (decrease) in net assets resulting from operations	(85,439,990)	(7,856,982)	(203,564,217)	72,138,733	(109,909,468)	35,447,462
DISTRIBUTIONS TO SHAREHOLDERS:
Class A	(249,669)	(310,385)	(280,004)	(451,550)	(4,268,660)	(3,768,805)
Class I	(167,916)	(225,701)	(20,980)	(26,348)	(1,161,603)	(1,008,856)
Class K	(13,894,274)	(18,961,341)	(31,469,496)	(45,789,587)	(47,954,867)	(30,749,558)
Total distributions to shareholders	(14,311,859)	(19,497,427)	(31,770,480)	(46,267,485)	(53,385,130)	(35,527,219)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Class A
Proceeds from sale of shares sold	9,406,357	5,609,425	4,245,005	4,169,296	5,218,561	26,020,266
Reinvestment of distributions	217,498	310,209	279,991	451,510	4,178,201	3,690,403
Cost of shares redeemed	(4,048,232)	(5,788,708)	(2,584,626)	(1,900,429)	(9,045,902)	(10,987,860)
Net increase (decrease) from capital share transactions	5,575,623	130,926	1,940,370	2,720,377	350,860	18,722,809
Class I
Proceeds from sale of shares sold	2,979,451	3,953,998	279,997	253,992	4,038,433	12,109,475
Reinvestment of distributions	13,819	31,270	20,980	26,348	1,161,603	1,008,856
Cost of shares redeemed	(1,962,856)	(4,582,328)	(30,123)	(41,859)	(4,745,531)	(9,108,940)
Net increase (decrease) from capital share transactions	1,030,414	(597,060)	270,854	238,481	454,505	4,009,391
Class K
Proceeds from sale of shares sold	331,714,606	505,711,468	441,489,455	478,760,857	135,153,718	201,622,021
Reinvestment of distributions	13,877,348	18,955,896	30,324,342	44,103,749	47,808,154	30,647,437
Cost of shares redeemed	(282,487,329)	(239,473,320)	(250,849,914)	(206,583,444)	(63,651,028)	(94,538,053)
Net increase (decrease) from capital share transactions	63,104,625	285,194,044	220,963,883	316,281,162	119,310,844	137,731,405
Net increase (decrease) in net assets from beneficial interest transactions	69,710,662	284,727,910	223,175,107	319,240,020	120,116,209	160,463,605
Contribution from affiliates (Note 5)	378,243	—	—	—	230,431	—
Net increase (decrease) in net assets during the period	(29,662,944)	257,373,501	(12,159,590)	345,111,268	(42,947,958)	160,383,848
Net assets at beginning of period	638,941,273	381,567,772	1,149,969,108	804,857,840	410,360,791	249,976,943
NET ASSETS AT END OF PERIOD	$ 609,278,329	$ 638,941,273	$1,137,809,518	$1,149,969,108	$ 367,412,833	$410,360,791
SHARES OF BENEFICIAL INTEREST:
Class A
Shares sold	104,949	54,459	42,506	37,035	18,755	71,506
Reinvestment of distributions	2,451	3,060	3,087	4,070	19,531	10,885
Shares redeemed	(45,306)	(56,565)	(26,955)	(16,654)	(32,118)	(29,990)
Net increase (decrease) from share transactions	62,094	954	18,638	24,451	6,168	52,401
Class I
Shares sold	32,153	38,742	2,738	2,288	13,474	33,255
Reinvestment of distributions	155	308	231	237	5,429	2,975
Shares redeemed	(22,889)	(44,192)	(318)	(367)	(15,948)	(24,203)
Net increase (decrease) from share transactions	9,419	(5,142)	2,651	2,158	2,955	12,027
See accompanying notes to financial statements.
9

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATEMENTS OF CHANGES IN NET ASSETS  (continued)

	State Street Aggregate Bond Index Fund		State Street Global All Cap Equity ex- U.S. Index Fund		State Street Small/Mid Cap Equity Index Fund
	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/22	Year Ended 12/31/21
Class K
Shares sold	3,709,218	4,916,863	4,650,269	4,208,329	484,855	561,669
Reinvestment of distributions	156,104	187,407	333,564	396,688	223,434	90,371
Shares redeemed	(3,141,325)	(2,338,151)	(2,757,646)	(1,823,318)	(224,634)	(261,943)
Net increase (decrease) from share transactions	723,997	2,766,119	2,226,187	2,781,699	483,655	390,097
See accompanying notes to financial statements.
10

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX FUND
FINANCIAL HIGHLIGHTS
Selected data for a share outstanding throughout each period

	Class A
	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20(a)	Year Ended 12/31/19(a)	Year Ended 12/31/18(a)
Net asset value, beginning of period	$100.32	$105.53	$101.10	$ 95.50	$98.20
Income (loss) from investment operations:
Net investment income (loss) (b)	1.79	1.45	2.18	3.40	2.60
Net realized and unrealized gain (loss)	(15.40)	(3.79)	5.10	4.40	(3.00)
Total from investment operations	(13.61)	(2.34)	7.28	7.80	(0.40)
Contribution from affiliates (Note 5)	0.06	—	—	—	—
Distributions to shareholders from:
Net investment income	(1.70)	(1.44)	(2.06)	(2.20)	(2.30)
Net realized gains	(0.01)	(1.43)	(0.79)	—	—
Total distributions	(1.71)	(2.87)	(2.85)	(2.20)	(2.30)
Net asset value, end of period	$ 85.06	$100.32	$105.53	$101.10	$95.50
Total return (c)	(13.57)%(d)	(2.22)%	7.25%	8.27%	(0.39)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$14,390	$10,742	$ 11,200	$19,325	$1,121
Ratios to Average Net Assets:
Total expenses (e)	0.58%	0.58%	0.66%	0.68%	0.55%
Net expenses (e)	0.45%	0.47%	0.48%	0.48%	0.31%
Net investment income (loss)	2.01%	1.41%	2.08%	3.45%	2.74%
Portfolio turnover rate (f)	21%	29%	37%	69%	90%
(a)	After the close of trading on April 17, 2020, the State Street Aggregate Bond Index Fund underwent a 1-for-10 reverse share split. The historical per share activity presented here has been retroactively adjusted to reflect this split.
(b)	Net investment income per share is calculated using the average shares method.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.
(d)	If the affiliates had not made contributions during the year ended December 31, 2022, the total return would have been (13.63)%.
(e)	Ratio does not include the expenses of the corresponding Portfolio.
(f)	Portfolio turnover rate is from the corresponding Portfolio.
See accompanying notes to financial statements.
11

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX FUND
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	Class I
	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20(a)	Year Ended 12/31/19(a)	Year Ended 12/31/18(a)
Net asset value, beginning of period	$100.03	$105.23	$100.80	$ 95.50	$ 98.40
Income (loss) from investment operations:
Net investment income (loss) (b)	1.94	1.69	2.38	2.70	2.70
Net realized and unrealized gain (loss)	(15.29)	(3.77)	5.20	5.40	(2.90)
Total from investment operations	(13.35)	(2.08)	7.58	8.10	(0.20)
Contribution from affiliates (Note 5)	0.06	—	—	—	—
Distributions to shareholders from:
Net investment income	(1.92)	(1.69)	(2.36)	(2.80)	(2.70)
Net realized gains	(0.01)	(1.43)	(0.79)	—	—
Total distributions	(1.93)	(3.12)	(3.15)	(2.80)	(2.70)
Net asset value, end of period	$ 84.81	$100.03	$105.23	$100.80	$ 95.50
Total return (c)	(13.36)%(d)	(1.97)%	7.57%	8.55%	(0.20)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$ 6,870	$ 7,160	$ 8,073	$ 7,273	$10,598
Ratios to Average Net Assets:
Total expenses (e)	0.33%	0.33%	0.41%	0.32%	0.27%
Net expenses (e)	0.20%	0.22%	0.23%	0.12%	0.04%
Net investment income (loss)	2.16%	1.65%	2.27%	2.73%	2.78%
Portfolio turnover rate (f)	21%	29%	37%	69%	90%
(a)	After the close of trading on April 17, 2020, the State Street Aggregate Bond Index Fund underwent a 1-for-10 reverse share split. The historical per share activity presented here has been retroactively adjusted to reflect this split.
(b)	Net investment income per share is calculated using the average shares method.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.
(d)	If the affiliates had not made contributions during the year ended December 31, 2022, the total return would have been (13.42)%.
(e)	Ratio does not include the expenses of the corresponding Portfolio.
(f)	Portfolio turnover rate is from the corresponding Portfolio.
See accompanying notes to financial statements.
12

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX FUND
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	Class K
	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20(a)	Year Ended 12/31/19(a)	Year Ended 12/31/18(a)
Net asset value, beginning of period	$ 100.01	$ 105.20	$ 100.80	$ 95.50	$ 98.30
Income (loss) from investment operations:
Net investment income (loss) (b)	2.13	1.92	2.59	2.90	2.70
Net realized and unrealized gain (loss)	(15.30)	(3.79)	5.20	5.20	(2.80)
Total from investment operations	(13.17)	(1.87)	7.79	8.10	(0.10)
Contribution from affiliates (Note 5)	0.06	—	—	—	—
Distributions to shareholders from:
Net investment income	(2.09)	(1.89)	(2.60)	(2.80)	(2.70)
Net realized gains	(0.01)	(1.43)	(0.79)	—	—
Total distributions	(2.10)	(3.32)	(3.39)	(2.80)	(2.70)
Net asset value, end of period	$ 84.80	$ 100.01	$ 105.20	$ 100.80	$ 95.50
Total return (c)	(13.19)%(d)	(1.77)%	7.79%	8.57%	(0.10)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$588,019	$621,039	$362,294	$210,489	$127,817
Ratios to Average Net Assets:
Total expenses (e)	0.13%	0.13%	0.21%	0.23%	0.27%
Net expenses (e)	0.00%	0.02%	0.03%	0.03%	0.04%
Net investment income (loss)	2.38%	1.88%	2.47%	2.94%	2.83%
Portfolio turnover rate (f)	21%	29%	37%	69%	90%
(a)	After the close of trading on April 17, 2020, the State Street Aggregate Bond Index Fund underwent a 1-for-10 reverse share split. The historical per share activity presented here has been retroactively adjusted to reflect this split.
(b)	Net investment income per share is calculated using the average shares method.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.
(d)	If the affiliates had not made contributions during the year ended December 31, 2022, the total return would have been (13.25)%.
(e)	Ratio does not include the expenses of the corresponding Portfolio.
(f)	Portfolio turnover rate is from the corresponding Portfolio.
See accompanying notes to financial statements.
13

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX FUND
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	Class A
	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20(a)	Year Ended 12/31/19(a)	Year Ended 12/31/18(a)
Net asset value, beginning of period	$ 111.26	$107.01	$ 98.00	$84.60	$106.70
Income (loss) from investment operations:
Net investment income (loss) (b)	1.73	2.53	1.63	3.20	3.60
Net realized and unrealized gain (loss)	(20.44)	5.89	8.74	14.50	(19.00)
Total from investment operations	(18.71)	8.42	10.37	17.70	(15.40)
Distributions to shareholders from:
Net investment income	(1.76)	(2.40)	(1.34)	(2.50)	(2.30)
Net realized gains	(0.41)	(1.77)	(0.02)	(1.80)	(4.40)
Total distributions	(2.17)	(4.17)	(1.36)	(4.30)	(6.70)
Net asset value, end of period	$ 90.38	$ 111.26	$107.01	$98.00	$ 84.60
Total return (c)	(16.83)%	7.88%	10.47%	21.01%	(14.38)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$11,845	$12,507	$ 9,413	$7,104	$ 3,599
Ratios to Average Net Assets:
Total expenses (d)	0.63%	0.63%	0.70%	0.71%	0.57%
Net expenses (d)	0.47%	0.46%	0.46%	0.45%	0.42%
Net investment income (loss)	1.82%	2.21%	1.79%	3.44%	3.59%
Portfolio turnover rate (e)	2%	2%	2%	28%	4%
(a)	After the close of trading on April 17, 2020, the State Street Global All Cap Equity ex-U.S. Index Fund underwent a 1-for-10 reverse share split. The historical per share activity presented here has been retroactively adjusted to reflect this split.
(b)	Net investment income per share is calculated using the average shares method.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.
(d)	Ratio does not include the expenses of the corresponding Portfolio.
(e)	Portfolio turnover rate is from the corresponding Portfolio.
See accompanying notes to financial statements.
14

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX FUND
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	Class I
	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20(a)	Year Ended 12/31/19(a)	Year Ended 12/31/18(a)
Net asset value, beginning of period	$111.37	$107.12	$ 98.10	$84.60	$106.70
Income (loss) from investment operations:
Net investment income (loss) (b)	2.11	2.87	1.26	2.70	2.30
Net realized and unrealized gain (loss)	(20.57)	5.91	9.44	15.40	(17.60)
Total from investment operations	(18.46)	8.78	10.70	18.10	(15.30)
Distributions to shareholders from:
Net investment income	(2.06)	(2.76)	(1.66)	(2.80)	(2.40)
Net realized gains	(0.41)	(1.77)	(0.02)	(1.80)	(4.40)
Total distributions	(2.47)	(4.53)	(1.68)	(4.60)	(6.80)
Net asset value, end of period	$ 90.44	$ 111.37	$107.12	$98.10	$ 84.60
Total return (c)	(16.58)%	8.21%	10.91%	21.24%	(14.18)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$ 788	$ 676	$ 419	$ 739	$ 635
Ratios to Average Net Assets:
Total expenses (d)	0.33%	0.32%	0.40%	0.38%	0.43%
Net expenses (d)	0.17%	0.16%	0.16%	0.12%	0.30%
Net investment income (loss)	2.23%	2.50%	1.37%	2.90%	2.27%
Portfolio turnover rate (e)	2%	2%	2%	28%	4%
(a)	After the close of trading on April 17, 2020, the State Street Global All Cap Equity ex-U.S. Index Fund underwent a 1-for-10 reverse share split. The historical per share activity presented here has been retroactively adjusted to reflect this split.
(b)	Net investment income per share is calculated using the average shares method.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.
(d)	Ratio does not include the expenses of the corresponding Portfolio.
(e)	Portfolio turnover rate is from the corresponding Portfolio.
See accompanying notes to financial statements.
15

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX FUND
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	Class K
	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20(a)	Year Ended 12/31/19(a)	Year Ended 12/31/18(a)
Net asset value, beginning of period	$ 111.50	$ 107.24	$ 98.20	$ 84.70	$ 106.80
Income (loss) from investment operations:
Net investment income (loss) (b)	2.23	3.41	2.49	2.90	2.60
Net realized and unrealized gain (loss)	(20.57)	5.54	8.40	15.40	(17.70)
Total from investment operations	(18.34)	8.95	10.89	18.30	(15.10)
Distributions to shareholders from:
Net investment income	(2.17)	(2.92)	(1.83)	(3.00)	(2.60)
Net realized gains	(0.41)	(1.77)	(0.02)	(1.80)	(4.40)
Total distributions	(2.58)	(4.69)	(1.85)	(4.80)	(7.00)
Net asset value, end of period	$ 90.58	$ 111.50	$ 107.24	$ 98.20	$ 84.70
Total return (c)	(16.45)%	8.36%	11.08%	21.49%	(14.03)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$1,125,177	$1,136,787	$795,026	$423,417	$433,086
Ratios to Average Net Assets:
Total expenses (d)	0.18%	0.18%	0.25%	0.27%	0.18%
Net expenses (d)	0.02%	0.01%	0.01%	0.01%	0.05%
Net investment income (loss)	2.35%	2.97%	2.70%	3.12%	2.57%
Portfolio turnover rate (e)	2%	2%	2%	28%	4%
(a)	After the close of trading on April 17, 2020, the State Street Global All Cap Equity ex-U.S. Index Fund underwent a 1-for-10 reverse share split. The historical per share activity presented here has been retroactively adjusted to reflect this split.
(b)	Net investment income per share is calculated using the average shares method.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.
(d)	Ratio does not include the expenses of the corresponding Portfolio.
(e)	Portfolio turnover rate is from the corresponding Portfolio.
See accompanying notes to financial statements.
16

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET SMALL/MID CAP EQUITY INDEX FUND
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	Class A
	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20(a)	Year Ended 12/31/19(a)	Year Ended 12/31/18(a)
Net asset value, beginning of period	$338.94	$330.61	$253.40	$209.40	$239.00
Income (loss) from investment operations:
Net investment income (loss) (b)	2.63	10.39	2.82	4.40	6.40
Net realized and unrealized gain (loss)	(90.34)	29.12	77.73	53.00	(29.00)
Total from investment operations	(87.71)	39.51	80.55	57.40	(22.60)
Contribution from affiliates (Note 5)	0.17	—	—	—	—
Distributions to shareholders from:
Net investment income	(2.60)	(10.62)	(0.71)	(4.60)	(3.00)
Net realized gains	(33.13)	(20.56)	(2.63)	(8.80)	(4.00)
Total distributions	(35.73)	(31.18)	(3.34)	(13.40)	(7.00)
Net asset value, end of period	$215.67	$338.94	$330.61	$253.40	$209.40
Total return (c)	(25.74)%(d)	11.95%	31.79%	27.42%	(9.35)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$29,512	$44,290	$25,877	$22,037	$ 9,274
Ratios to Average Net Assets:
Total expenses (e)	0.59%	0.60%	0.69%	0.79%	0.80%
Net expenses (e)	0.47%	0.49%	0.50%	0.49%	0.29%
Net investment income (loss)	0.95%	2.82%	1.12%	1.76%	2.65%
Portfolio turnover rate (f)	19%	28%	52%	51%	22%
(a)	After the close of trading on April 17, 2020, the State Street Small/Mid Cap Equity Index Fund underwent a 1-for-20 reverse share split. The per share data presented here have been retroactively adjusted to reflect this split.
(b)	Net investment income per share is calculated using the average shares method.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.
(d)	If the affiliates had not made contributions during the year ended December 31, 2022, the total return would have been (25.80)%.
(e)	Ratio does not include the expenses of the corresponding Portfolio.
(f)	Portfolio turnover rate is from the corresponding Portfolio.
See accompanying notes to financial statements.
17

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET SMALL/MID CAP EQUITY INDEX FUND
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	Class I
	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20(a)	Year Ended 12/31/19(a)	Year Ended 12/31/18(a)
Net asset value, beginning of period	$338.99	$330.66	$253.40	$209.60	$239.00
Income (loss) from investment operations:
Net investment income (loss) (b)	3.58	9.73	3.20	3.80	4.00
Net realized and unrealized gain (loss)	(90.69)	30.71	78.24	54.40	(25.80)
Total from investment operations	(87.11)	40.44	81.44	58.20	(21.80)
Contribution from affiliates (Note 5)	0.17	—	—	—	—
Distributions to shareholders from:
Net investment income	(3.23)	(11.55)	(1.55)	(5.60)	(3.60)
Net realized gains	(33.13)	(20.56)	(2.63)	(8.80)	(4.00)
Total distributions	(36.36)	(32.11)	(4.18)	(14.40)	(7.60)
Net asset value, end of period	$215.69	$338.99	$330.66	$253.40	$209.60
Total return (c)	(25.56)%(d)	12.22%	32.15%	27.70%	(9.07)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$ 8,058	$ 11,663	$ 7,400	$ 6,312	$ 5,038
Ratios to Average Net Assets:
Total expenses (e)	0.34%	0.35%	0.44%	0.46%	0.61%
Net expenses (e)	0.22%	0.24%	0.25%	0.17%	0.07%
Net investment income (loss)	1.31%	2.65%	1.28%	1.58%	1.58%
Portfolio turnover rate (f)	19%	28%	52%	51%	22%
(a)	After the close of trading on April 17, 2020, the State Street Small/Mid Cap Equity Index Fund underwent a 1-for-20 reverse share split. The per share data presented here have been retroactively adjusted to reflect this split.
(b)	Net investment income per share is calculated using the average shares method.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.
(d)	If the affiliates had not made contributions during the year ended December 31, 2022, the total return would have been (25.62)%.
(e)	Ratio does not include the expenses of the corresponding Portfolio.
(f)	Portfolio turnover rate is from the corresponding Portfolio.
See accompanying notes to financial statements.
18

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET SMALL/MID CAP EQUITY INDEX FUND
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	Class K
	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20(a)	Year Ended 12/31/19(a)	Year Ended 12/31/18(a)
Net asset value, beginning of period	$ 339.03	$ 330.71	$ 253.40	$209.60	$239.00
Income (loss) from investment operations:
Net investment income (loss) (b)	4.39	12.44	7.44	5.40	5.80
Net realized and unrealized gain (loss)	(91.00)	28.74	74.73	53.00	(27.60)
Total from investment operations	(86.61)	41.18	82.17	58.40	(21.80)
Contribution from affiliates (Note 5)	0.17	—	—	—	—
Distributions to shareholders from:
Net investment income	(3.74)	(12.30)	(2.23)	(5.80)	(3.60)
Net realized gains	(33.13)	(20.56)	(2.63)	(8.80)	(4.00)
Total distributions	(36.87)	(32.86)	(4.86)	(14.60)	(7.60)
Net asset value, end of period	$ 215.72	$ 339.03	$ 330.71	$253.40	$209.60
Total return (c)	(25.41)%(d)	12.45%	32.44%	27.84%	(9.03)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$329,843	$354,408	$216,700	$77,885	$38,195
Ratios to Average Net Assets:
Total expenses (e)	0.14%	0.15%	0.24%	0.34%	0.55%
Net expenses (e)	0.02%	0.04%	0.05%	0.05%	0.04%
Net investment income (loss)	1.60%	3.38%	2.91%	2.17%	2.37%
Portfolio turnover rate (f)	19%	28%	52%	51%	22%
(a)	After the close of trading on April 17, 2020, the State Street Small/Mid Cap Equity Index Fund underwent a 1-for-20 reverse share split. The per share data presented here have been retroactively adjusted to reflect this split.
(b)	Net investment income per share is calculated using the average shares method.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.
(d)	If the affiliates had not made contributions during the year ended December 31, 2022, the total return would have been (25.47)%.
(e)	Ratio does not include the expenses of the corresponding Portfolio.
(f)	Portfolio turnover rate is from the corresponding Portfolio.
See accompanying notes to financial statements.
19

State Street Aggregate Bond Index Portfolio
PORTFOLIO STATISTICS (UNAUDITED)
Portfolio Composition as of December 31, 2022

% of Net Assets
U.S. Treasury Obligations	40.3%
U.S. Government Agency Obligations	29.4
Corporate Bonds & Notes	24.2
Foreign Government Obligations	3.1
Mortgage-Backed Securities	0.9
Municipal Bonds & Notes	0.5
Asset-Backed Securities	0.3
Short-Term Investments	6.6
Liabilities in Excess of Other Assets	(5.3)
TOTAL	100.0%
(The composition is expressed as a percentage of net assets as of the date indicated. The composition will vary over time.)
Top Five Sectors as of December 31, 2022

Description	% of Net Assets
Banks	5.6%
Electric	1.8
Pharmaceuticals	1.3
Telecommunications	1.0
Diversified Financial Services	0.9
TOTAL	10.6%
(The top five sectors are expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
20

State Street Global All Cap Equity ex- U.S. Index Portfolio
PORTFOLIO STATISTICS (UNAUDITED)
Portfolio Composition as of December 31, 2022

% of Net Assets
Common Stocks	99.8%
Preferred Stocks	0.1
Warrants	0.0 *
Rights	0.0 *
Short-Term Investments	8.2
Liabilities in Excess of Other Assets	(8.1)
TOTAL	100.0%
*	Amount shown represents less than 0.05% of net assets.
(The composition is expressed as a percentage of net assets as of the date indicated. The composition will vary over time.)
See accompanying notes to financial statements.
21

State Street Small/Mid Cap Equity Index Portfolio
PORTFOLIO STATISTICS (UNAUDITED)
Portfolio Composition as of December 31, 2022

% of Net Assets
Common Stocks	98.9%
Rights	0.0 *
Short-Term Investments	6.0
Liabilities in Excess of Other Assets	(4.9)
TOTAL	100.0%
*	Amount shown represents less than 0.05% of net assets.
(The composition is expressed as a percentage of net assets as of the date indicated. The composition will vary over time.)
Top Five Sectors as of December 31, 2022

Description	% of Net Assets
Software	9.1%
Equity Real Estate Investment Trusts (REITs)	6.0
Banks	5.8
Biotechnology	5.6
IT Services	4.5
TOTAL	31.0%
(The top five sectors are expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
22

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS
December 31, 2022

Security Description	Principal Amount	Value
CORPORATE BONDS & NOTES — 24.2%
ADVERTISING — 0.0% (a)
Interpublic Group of Cos., Inc.:
2.40%, 3/1/2031	$ 100,000	$ 79,049
3.38%, 3/1/2041	70,000	49,340
4.65%, 10/1/2028 (b)	10,000	9,572
5.40%, 10/1/2048	25,000	22,948
Omnicom Group, Inc.:
2.45%, 4/30/2030	100,000	82,562
2.60%, 8/1/2031	200,000	163,524
Omnicom Group, Inc./Omnicom Capital, Inc. 3.60%, 4/15/2026	100,000	96,020
		503,015
AEROSPACE & DEFENSE — 0.5%
Boeing Co.:
1.43%, 2/4/2024	100,000	95,659
1.95%, 2/1/2024	30,000	28,879
2.20%, 2/4/2026	1,400,000	1,272,488
2.60%, 10/30/2025 (b)	35,000	32,634
2.75%, 2/1/2026	550,000	510,741
2.95%, 2/1/2030 (b)	50,000	42,324
3.25%, 2/1/2028	50,000	45,656
3.25%, 3/1/2028	25,000	22,378
3.38%, 6/15/2046	25,000	16,221
3.50%, 3/1/2039	250,000	180,885
3.55%, 3/1/2038	165,000	121,537
3.63%, 2/1/2031	30,000	26,257
3.65%, 3/1/2047	100,000	66,626
3.75%, 2/1/2050	50,000	34,465
3.83%, 3/1/2059	250,000	160,935
4.88%, 5/1/2025	335,000	332,297
5.04%, 5/1/2027	150,000	148,432
5.15%, 5/1/2030	200,000	195,054
5.71%, 5/1/2040	150,000	142,802
5.81%, 5/1/2050	200,000	186,080
5.93%, 5/1/2060	150,000	137,741
General Dynamics Corp.:
1.15%, 6/1/2026	35,000	31,122
2.25%, 6/1/2031	45,000	37,644
2.38%, 11/15/2024	250,000	238,672
2.85%, 6/1/2041	790,000	588,447
3.63%, 4/1/2030	100,000	93,156
4.25%, 4/1/2050	60,000	53,422
L3Harris Technologies, Inc.:
2.90%, 12/15/2029	15,000	12,826
3.83%, 4/27/2025	50,000	48,597
3.85%, 12/15/2026	50,000	47,774
4.40%, 6/15/2028	100,000	96,205
Lockheed Martin Corp.:
1.85%, 6/15/2030	395,000	323,738
2.80%, 6/15/2050	400,000	271,132
3.55%, 1/15/2026	50,000	48,567
Security Description	Principal Amount	Value
3.60%, 3/1/2035	$ 50,000	$ 44,339
3.90%, 6/15/2032	70,000	65,744
4.15%, 6/15/2053	500,000	425,045
4.70%, 5/15/2046	110,000	102,465
5.25%, 1/15/2033	500,000	516,925
5.70%, 11/15/2054	500,000	530,245
5.90%, 11/15/2063	500,000	540,060
Northrop Grumman Corp.:
2.93%, 1/15/2025	150,000	143,956
3.25%, 1/15/2028	150,000	138,726
4.03%, 10/15/2047	100,000	82,883
4.75%, 6/1/2043	25,000	23,110
Raytheon Technologies Corp.:
1.90%, 9/1/2031	125,000	98,020
2.25%, 7/1/2030	700,000	582,344
2.38%, 3/15/2032	750,000	608,017
2.82%, 9/1/2051	200,000	130,442
3.13%, 5/4/2027	200,000	186,382
3.13%, 7/1/2050	200,000	140,888
3.50%, 3/15/2027	136,000	129,575
4.13%, 11/16/2028	60,000	57,500
4.35%, 4/15/2047	450,000	386,050
4.45%, 11/16/2038	20,000	18,180
4.50%, 6/1/2042	100,000	89,994
4.63%, 11/16/2048	35,000	31,676
Teledyne Technologies, Inc. 2.75%, 4/1/2031	250,000	204,797
		10,968,756
AGRICULTURE — 0.3%
Altria Group, Inc.:
2.45%, 2/4/2032	250,000	188,540
3.40%, 2/4/2041	550,000	364,964
3.88%, 9/16/2046	100,000	66,746
4.40%, 2/14/2026	117,000	114,688
4.45%, 5/6/2050	500,000	354,185
4.50%, 5/2/2043	25,000	18,812
4.80%, 2/14/2029	40,000	38,352
5.80%, 2/14/2039	285,000	261,379
5.95%, 2/14/2049	75,000	66,836
Archer-Daniels-Midland Co.:
2.90%, 3/1/2032	115,000	98,848
3.25%, 3/27/2030	250,000	224,793
BAT Capital Corp.:
2.26%, 3/25/2028	525,000	436,952
2.73%, 3/25/2031 (b)	50,000	38,995
2.79%, 9/6/2024	70,000	67,031
3.22%, 8/15/2024	50,000	48,208
3.22%, 9/6/2026	100,000	92,371
3.46%, 9/6/2029	100,000	85,533
3.56%, 8/15/2027	100,000	91,059
3.73%, 9/25/2040	30,000	20,387
3.98%, 9/25/2050	250,000	164,395
4.39%, 8/15/2037	100,000	77,766
4.54%, 8/15/2047	105,000	74,635
4.70%, 4/2/2027 (b)	250,000	240,123

See accompanying notes to financial statements.
23

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022

Security Description	Principal Amount	Value
4.76%, 9/6/2049	$ 100,000	$ 72,619
BAT International Finance PLC:
1.67%, 3/25/2026 (b)	525,000	464,830
4.45%, 3/16/2028	250,000	231,398
Bunge, Ltd. Finance Corp.:
2.75%, 5/14/2031 (b)	200,000	164,176
3.75%, 9/25/2027 (b)	30,000	28,055
Philip Morris International, Inc.:
0.88%, 5/1/2026	150,000	131,823
1.75%, 11/1/2030	150,000	117,387
2.10%, 5/1/2030	550,000	445,318
2.75%, 2/25/2026 (b)	125,000	117,323
3.13%, 3/2/2028 (b)	200,000	181,926
4.13%, 3/4/2043	25,000	19,767
4.25%, 11/10/2044	250,000	201,415
4.50%, 3/20/2042	50,000	42,155
5.75%, 11/17/2032	750,000	767,122
Reynolds American, Inc.:
5.70%, 8/15/2035	25,000	22,618
5.85%, 8/15/2045	175,000	149,399
		6,392,929
AIRLINES — 0.1%
American Airlines 2017-2 Pass Through Trust Series AA, Class AA, 3.35%, 4/15/2031	75,645	65,505
American Airlines 2019-1 Pass Through Trust Series AA, Class AA, 3.15%, 8/15/2033	64,832	54,115
Delta Air Lines 2020-1 Pass Through Trust Series AA, Class AA, 2.00%, 12/10/2029	85,052	72,557
JetBlue 2020-1 Pass Through Trust Series 1A, 4.00%, 5/15/2034	21,728	19,240
Southwest Airlines Co.:
2.63%, 2/10/2030	100,000	82,758
5.13%, 6/15/2027	100,000	98,862
5.25%, 5/4/2025	90,000	90,306
United Airlines 2016-1 Pass Through Trust Series AA, Class AA, 3.10%, 1/7/2030	36,808	32,538
United Airlines 2018-1 Pass Through Trust Series AA, Class AA, 3.50%, 9/1/2031	93,048	79,328
United Airlines 2019-1 Pass Through Trust Series AA, Class AA, 4.15%, 2/25/2033	61,857	54,518
Security Description	Principal Amount	Value
United Airlines 2019-2 Pass Through Trust Series AA, Class AA, 2.70%, 11/1/2033	$ 57,494	$ 46,271
United Airlines 2020-1 Pass Through Trust:
Series 20-1, Class A, 5.88%, 4/15/2029	466,326	459,345
Series 2020-1, Class B, 4.88%, 7/15/2027	426,720	401,706
		1,557,049
APPAREL — 0.1%
NIKE, Inc.:
2.38%, 11/1/2026	50,000	46,157
2.40%, 3/27/2025	500,000	477,555
2.85%, 3/27/2030	500,000	446,390
3.25%, 3/27/2040	200,000	162,434
3.38%, 3/27/2050 (b)	150,000	117,541
3.88%, 11/1/2045	30,000	25,813
Ralph Lauren Corp.:
2.95%, 6/15/2030	15,000	12,921
3.75%, 9/15/2025 (b)	25,000	24,288
VF Corp.:
2.40%, 4/23/2025	100,000	93,844
2.95%, 4/23/2030 (b)	65,000	54,072
		1,461,015
AUTO MANUFACTURERS — 0.4%
American Honda Finance Corp.:
1.50%, 1/13/2025	100,000	93,614
Series MTN, 0.75%, 8/9/2024	65,000	60,800
Series MTN, 1.30%, 9/9/2026	85,000	75,080
Series MTN, 2.00%, 3/24/2028 (b)	115,000	99,345
Series MTN, 2.15%, 9/10/2024	100,000	95,446
Series MTN, 2.25%, 1/12/2029	100,000	86,011
Series MTN, 2.90%, 2/16/2024	50,000	48,821
Cummins, Inc. 1.50%, 9/1/2030	200,000	157,404
General Motors Co.:
5.15%, 4/1/2038	200,000	173,204
5.20%, 4/1/2045	200,000	163,530
6.13%, 10/1/2025	250,000	254,865
6.60%, 4/1/2036	100,000	98,069
6.75%, 4/1/2046	25,000	24,209
General Motors Financial Co., Inc.:
1.05%, 3/8/2024	50,000	47,485
1.20%, 10/15/2024	45,000	41,684
1.25%, 1/8/2026	500,000	440,785

See accompanying notes to financial statements.
24

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022

Security Description	Principal Amount	Value
1.50%, 6/10/2026	$ 500,000	$ 434,015
2.40%, 4/10/2028	100,000	84,392
2.40%, 10/15/2028	1,000,000	831,930
2.70%, 6/10/2031	500,000	384,470
3.95%, 4/13/2024	150,000	147,046
4.00%, 1/15/2025	35,000	33,981
4.30%, 4/6/2029	150,000	134,649
4.35%, 1/17/2027	185,000	176,026
5.00%, 4/9/2027	500,000	484,735
5.25%, 3/1/2026	100,000	98,478
6.05%, 10/10/2025	500,000	508,760
Honda Motor Co., Ltd. 2.53%, 3/10/2027	750,000	686,445
PACCAR Financial Corp.:
2.00%, 2/4/2027	105,000	94,697
4.95%, 10/3/2025	50,000	50,264
Series MTN, 0.90%, 11/8/2024	75,000	69,985
Series MTN, 1.10%, 5/11/2026	70,000	62,372
Toyota Motor Credit Corp.:
3.65%, 8/18/2025	500,000	486,320
4.40%, 9/20/2024	250,000	247,897
5.45%, 11/10/2027	200,000	204,728
Series GMTN, 3.05%, 1/11/2028	50,000	46,295
Series MTN, 0.45%, 1/11/2024	750,000	716,332
Series MTN, 0.80%, 10/16/2025	100,000	89,646
Series MTN, 1.15%, 8/13/2027 (b)	60,000	51,154
Series MTN, 1.80%, 2/13/2025	150,000	141,036
Series MTN, 1.90%, 4/6/2028 (b)	100,000	87,067
Series MTN, 2.90%, 4/17/2024	50,000	48,684
Series MTN, 3.00%, 4/1/2025	500,000	480,530
Series MTN, 3.40%, 4/14/2025	100,000	96,972
		8,939,258
AUTO PARTS & EQUIPMENT — 0.0% (a)
Aptiv PLC:
3.10%, 12/1/2051	250,000	148,195
4.40%, 10/1/2046	30,000	22,690
Aptiv PLC 4.35%, 3/15/2029	45,000	42,291
Aptiv PLC/Aptiv Corp. 4.15%, 5/1/2052	500,000	362,125
BorgWarner, Inc. 2.65%, 7/1/2027	50,000	44,546
Lear Corp.:
3.50%, 5/30/2030	25,000	21,120
4.25%, 5/15/2029	25,000	22,511
Security Description	Principal Amount	Value
5.25%, 5/15/2049	$ 30,000	$ 24,710
		688,188
BANKS — 5.6%
Australia & New Zealand Banking Group, Ltd. 5.09%, 12/8/2025	250,000	250,865
Banco Bilbao Vizcaya Argentaria SA:
1.13%, 9/18/2025	200,000	178,910
1 year CMT + 2.30%, 5.86%, 9/14/2026 (c)	200,000	199,820
Banco Santander SA:
1.85%, 3/25/2026	200,000	177,580
2.75%, 5/28/2025	200,000	187,252
2.75%, 12/3/2030	200,000	153,138
2.96%, 3/25/2031	200,000	160,410
3.89%, 5/24/2024	200,000	195,736
4.38%, 4/12/2028	200,000	187,844
5.15%, 8/18/2025	200,000	198,070
1 year CMT + 0.90%, 1.72%, 9/14/2027 (c)	200,000	170,968
1 year CMT + 1.60%, 3.23%, 11/22/2032 (c)	400,000	302,832
Bank of America Corp.:
6.11%, 1/29/2037	75,000	76,355
3 Month USD LIBOR + 0.81%, 3.37%, 1/23/2026 (c)	250,000	238,480
3 Month USD LIBOR + 1.04%, 3.42%, 12/20/2028 (c)	750,000	680,272
3 Month USD LIBOR + 1.19%, 3.95%, 1/23/2049 (c)	100,000	77,248
3 Month USD LIBOR + 1.81%, 4.24%, 4/24/2038 (c)	200,000	171,072
5 Year CMT + 1.20%, 2.48%, 9/21/2036 (c)	200,000	147,442
5 Year CMT + 2.00%, 3.85%, 3/8/2037 (c)	200,000	165,420
SOFR + 0.67%, 1.84%, 2/4/2025 (c)	200,000	191,584
SOFR + 0.69%, 0.98%, 4/22/2025 (c)	150,000	140,592
SOFR + 0.96%, 1.73%, 7/22/2027 (c)	770,000	674,928
SOFR + 1.05%, 2.55%, 2/4/2028 (c)	200,000	177,618
SOFR + 1.11%, 3.84%, 4/25/2025 (c)	250,000	244,035
SOFR + 1.21%, 2.57%, 10/20/2032 (c)	200,000	156,892
SOFR + 1.22%, 2.30%, 7/21/2032 (c)	200,000	153,972

See accompanying notes to financial statements.
25

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022

Security Description	Principal Amount	Value
SOFR + 1.32%, 2.69%, 4/22/2032 (c)	$ 150,000	$ 120,011
SOFR + 1.33%, 2.97%, 2/4/2033 (c)	125,000	100,790
SOFR + 1.33%, 3.38%, 4/2/2026 (c)	500,000	477,390
SOFR + 1.56%, 2.97%, 7/21/2052 (c)	200,000	126,190
SOFR + 1.58%, 3.31%, 4/22/2042 (c)	700,000	514,738
SOFR + 1.58%, 4.38%, 4/27/2028 (c)	250,000	239,022
SOFR + 1.75%, 4.83%, 7/22/2026 (c)	250,000	247,197
SOFR + 1.83%, 4.57%, 4/27/2033 (c)	500,000	458,125
SOFR + 1.99%, 6.20%, 11/10/2028 (c)	325,000	334,565
SOFR + 2.04%, 4.95%, 7/22/2028 (c)	250,000	244,310
SOFR + 2.15%, 2.59%, 4/29/2031 (c)	735,000	599,576
SOFR + 2.16%, 5.02%, 7/22/2033 (c)	500,000	474,390
Series GMTN, 3.50%, 4/19/2026	130,000	124,136
Series GMTN, 3 Month USD LIBOR + 1.37%, 3.59%, 7/21/2028 (c)	250,000	230,242
Series L, 3.95%, 4/21/2025	50,000	48,709
Series MTN, 4.00%, 4/1/2024	50,000	49,370
Series MTN, 4.13%, 1/22/2024	25,000	24,777
Series MTN, 4.20%, 8/26/2024	50,000	49,228
Series MTN, 4.88%, 4/1/2044	50,000	45,102
Series MTN, 5.00%, 1/21/2044	100,000	91,842
Series MTN, 3 Month USD LIBOR + 0.64%, 2.02%, 2/13/2026 (c)	500,000	463,605
Series MTN, 3 Month USD LIBOR + 0.87%, 2.46%, 10/22/2025 (c)	75,000	70,857
Series MTN, 3 Month USD LIBOR + 0.99%, 2.50%, 2/13/2031 (c)	250,000	203,103
Series MTN, 3 Month USD LIBOR + 1.06%, 3.56%, 4/23/2027 (c)	250,000	234,252
Series MTN, 3 Month USD LIBOR + 1.09%, 3.09%, 10/1/2025 (c)	250,000	239,515
Series MTN, 3 Month USD LIBOR + 1.18%, 3.19%, 7/23/2030 (c)	100,000	86,064
Security Description	Principal Amount	Value
Series MTN, 3 Month USD LIBOR + 1.19%, 2.88%, 10/22/2030 (c)	$ 75,000	$ 63,001
Series MTN, 3 Month USD LIBOR + 1.21%, 3.97%, 2/7/2030 (c)	150,000	136,257
Series MTN, 3 Month USD LIBOR + 1.31%, 4.27%, 7/23/2029 (c)	500,000	467,030
Series MTN, 3 Month USD LIBOR + 1.32%, 4.08%, 4/23/2040 (c)	150,000	124,724
Series MTN, 3 Month USD LIBOR + 1.99%, 4.44%, 1/20/2048 (c)	150,000	126,746
Series MTN, 3 Month USD LIBOR + 3.15%, 4.08%, 3/20/2051 (c)	600,000	473,886
Series MTN, SOFR + 0.91%, 0.98%, 9/25/2025 (c)	250,000	230,602
Series MTN, SOFR + 1.01%, 1.20%, 10/24/2026 (c)	100,000	89,076
Series MTN, SOFR + 1.06%, 2.09%, 6/14/2029 (c)	700,000	588,819
Series MTN, SOFR + 1.15%, 1.32%, 6/19/2026 (c)	200,000	180,154
Series MTN, SOFR + 1.37%, 1.92%, 10/24/2031 (c)	100,000	76,331
Series MTN, SOFR + 1.53%, 1.90%, 7/23/2031 (c)	500,000	384,425
Series MTN, SOFR + 1.88%, 2.83%, 10/24/2051 (c)	275,000	170,220
Series MTN, SOFR + 1.93%, 2.68%, 6/19/2041 (c)	350,000	236,467
Series N, SOFR + 0.91%, 1.66%, 3/11/2027 (c)	600,000	530,208
Series N, SOFR + 1.22%, 2.65%, 3/11/2032 (c)	150,000	120,096
Series N, SOFR + 1.65%, 3.48%, 3/13/2052 (c)	350,000	249,189
Bank of Montreal:
4.25%, 9/14/2024	250,000	246,600
5 Year CMT + 1.40%, 3.09%, 1/10/2037 (c)	200,000	151,812
Series MTN, 1.25%, 9/15/2026	100,000	87,625
Series MTN, 1.50%, 1/10/2025	500,000	466,545
Series MTN, 1.85%, 5/1/2025	500,000	467,035

See accompanying notes to financial statements.
26

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022

Security Description	Principal Amount	Value
Series MTN, 2.50%, 6/28/2024	$ 65,000	$ 62,577
Bank of New York Mellon Corp.:
3.35%, 4/25/2025	200,000	193,580
5.80%, 10/25/2028	145,000	149,736
5.83%, 10/25/2033	115,000	119,623
Series G, 3.00%, 2/24/2025	100,000	96,409
Series J, 0.85%, 10/25/2024	150,000	139,556
Series J, 1.90%, 1/25/2029	150,000	125,387
Series MTN, 0.50%, 4/26/2024	100,000	94,389
Series MTN, 0.75%, 1/28/2026	250,000	221,658
Series MTN, 1.65%, 7/14/2028 (b)	100,000	84,648
Series MTN, 3.25%, 5/16/2027	100,000	94,075
Series MTN, 3.30%, 8/23/2029	250,000	224,165
Series MTN, 3 Month USD LIBOR + 1.07%, 3.44%, 2/7/2028 (c)	250,000	234,610
Bank of Nova Scotia:
0.70%, 4/15/2024	165,000	155,872
1.05%, 3/2/2026	250,000	221,240
1.30%, 6/11/2025	150,000	137,453
1.30%, 9/15/2026	200,000	174,886
1.35%, 6/24/2026	100,000	88,719
2.15%, 8/1/2031 (b)	100,000	79,388
2.95%, 3/11/2027 (b)	100,000	92,136
3.45%, 4/11/2025	600,000	578,208
5.25%, 12/6/2024	500,000	500,515
Barclays PLC:
4.38%, 1/12/2026	50,000	48,246
5.25%, 8/17/2045	25,000	22,498
7.44%, 11/2/2033	200,000	210,552
1 year CMT + 1.05%, 2.28%, 11/24/2027 (c)	200,000	173,358
1 year CMT + 1.20%, 2.67%, 3/10/2032 (c)	200,000	152,878
1 year CMT + 1.30%, 2.89%, 11/24/2032 (c)	200,000	152,206
1 year CMT + 1.30%, 3.33%, 11/24/2042 (c)	250,000	171,835
1 year CMT + 1.70%, 3.81%, 3/10/2042 (c)	550,000	372,097
1 year CMT + 2.30%, 5.30%, 8/9/2026 (c)	250,000	248,282
1 year CMT + 3.05%, 7.33%, 11/2/2026 (c)	200,000	207,358
1 year CMT + 3.30%, 7.39%, 11/2/2028 (c)	200,000	208,028
Security Description	Principal Amount	Value
3 Month USD LIBOR + 1.61%, 3.93%, 5/7/2025 (c)	$ 250,000	$ 242,390
3 Month USD LIBOR + 1.90%, 4.97%, 5/16/2029 (c)	200,000	188,408
SOFR + 2.71%, 2.85%, 5/7/2026 (c)	200,000	185,690
5 Year CMT + 2.90%, 3.56%, 9/23/2035 (c)	250,000	191,603
BNP Paribas SA Series MTN, 4.25%, 10/15/2024	250,000	244,182
BPCE SA 4.00%, 4/15/2024	250,000	245,742
Canadian Imperial Bank of Commerce:
0.95%, 10/23/2025 (b)	45,000	40,405
1.25%, 6/22/2026	100,000	87,908
3.10%, 4/2/2024	100,000	97,586
3.60%, 4/7/2032 (b)	90,000	79,379
3.95%, 8/4/2025	250,000	244,437
Citibank NA Series BKNT, 3.65%, 1/23/2024	250,000	246,660
Citigroup, Inc.:
3.20%, 10/21/2026	300,000	278,088
3.75%, 6/16/2024	25,000	24,593
4.13%, 7/25/2028	70,000	65,262
4.30%, 11/20/2026	50,000	48,258
4.40%, 6/10/2025	250,000	245,395
4.45%, 9/29/2027	150,000	143,279
4.65%, 7/30/2045	25,000	21,521
4.65%, 7/23/2048	250,000	217,373
5.30%, 5/6/2044	50,000	45,057
6.27%, 11/17/2033	885,000	913,276
6.68%, 9/13/2043	175,000	189,355
3 Month USD LIBOR + 0.90%, 3.35%, 4/24/2025 (c)	250,000	242,367
3 Month USD LIBOR + 1.15%, 3.52%, 10/27/2028 (c)	250,000	227,692
3 Month USD LIBOR + 1.19%, 4.08%, 4/23/2029 (c)	250,000	230,547
3 Month USD LIBOR + 1.39%, 3.67%, 7/24/2028 (c)	100,000	91,843
3 Month USD LIBOR + 1.56%, 3.89%, 1/10/2028 (c)	250,000	233,655
3 Month USD LIBOR + 1.84%, 4.28%, 4/24/2048 (c)	150,000	122,915
SOFR + 0.53%, 1.28%, 11/3/2025 (c)	60,000	55,274

See accompanying notes to financial statements.
27

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022

Security Description	Principal Amount	Value
SOFR + 0.69%, 2.01%, 1/25/2026 (c)	$ 145,000	$ 134,267
SOFR + 0.77%, 1.12%, 1/28/2027 (c)	1,000,000	871,890
SOFR + 0.77%, 1.46%, 6/9/2027 (c)	500,000	433,995
SOFR + 1.17%, 2.56%, 5/1/2032 (c)	860,000	679,073
SOFR + 1.18%, 2.52%, 11/3/2032 (c)	145,000	112,581
SOFR + 1.35%, 3.06%, 1/25/2033 (c)	135,000	109,006
SOFR + 1.42%, 2.98%, 11/5/2030 (c)	100,000	84,057
SOFR + 1.55%, 5.61%, 9/29/2026 (c)	500,000	501,380
SOFR + 1.89%, 4.66%, 5/24/2028 (c)	500,000	483,445
SOFR + 1.94%, 3.79%, 3/17/2033 (c)	500,000	428,825
SOFR + 2.09%, 4.91%, 5/24/2033 (c)	500,000	468,735
SOFR + 2.11%, 2.57%, 6/3/2031 (c)	150,000	121,329
SOFR + 2.84%, 3.11%, 4/8/2026 (c)	250,000	236,460
SOFR + 3.91%, 4.41%, 3/31/2031 (c)	250,000	229,797
SOFR + 4.55%, 5.32%, 3/26/2041 (c)	250,000	240,872
Series VAR, SOFR + 1.28%, 3.07%, 2/24/2028 (c)	200,000	180,464
Citizens Bank NA/Providence RI Series BKNT, 2.25%, 4/28/2025	250,000	232,822
Citizens Financial Group, Inc.:
2.50%, 2/6/2030	75,000	60,314
2.85%, 7/27/2026	25,000	23,138
Comerica Bank SOFR + 2.61%, 5.33%, 8/25/2033 (c)	250,000	240,095
Comerica, Inc. 4.00%, 2/1/2029	50,000	46,796
Cooperatieve Rabobank UA:
4.38%, 8/4/2025	250,000	243,940
5.75%, 12/1/2043 (b)	50,000	47,851
Series BKNT, 3.75%, 7/21/2026	500,000	470,890
Credit Suisse AG:
0.50%, 2/2/2024	500,000	464,155
2.95%, 4/9/2025	500,000	451,075
Series MTN, 3.63%, 9/9/2024	500,000	466,660
Deutsche Bank AG:
0.90%, 5/28/2024	150,000	140,319
Security Description	Principal Amount	Value
3.70%, 5/30/2024	$ 50,000	$ 48,528
SOFR + 1.22%, 2.31%, 11/16/2027 (c)	500,000	424,785
SOFR + 1.32%, 2.55%, 1/7/2028 (c)	500,000	425,680
SOFR + 1.87%, 2.13%, 11/24/2026 (c)	500,000	441,055
Discover Bank Series BKNT, 3.45%, 7/27/2026	25,000	23,027
Fifth Third Bancorp:
2.55%, 5/5/2027	500,000	450,045
3.95%, 3/14/2028 (b)	100,000	95,552
SOFR + 1.36%, 4.06%, 4/25/2028 (c)	60,000	56,989
Fifth Third Bank NA:
5.85%, 10/27/2025	250,000	252,332
Series BKNT, 3.85%, 3/15/2026	225,000	214,792
Goldman Sachs Group, Inc.:
2.60%, 2/7/2030	750,000	626,062
3.50%, 1/23/2025	50,000	48,379
3.50%, 4/1/2025	250,000	240,675
3.50%, 11/16/2026	250,000	234,855
3.75%, 2/25/2026	50,000	48,187
3.80%, 3/15/2030	250,000	224,350
4.00%, 3/3/2024	800,000	789,832
4.75%, 10/21/2045	50,000	43,899
5.15%, 5/22/2045	250,000	226,108
5.95%, 1/15/2027	50,000	51,325
6.25%, 2/1/2041	200,000	208,436
6.75%, 10/1/2037	150,000	159,758
3 Month USD LIBOR + 1.30%, 4.22%, 5/1/2029 (c)	500,000	465,705
3 Month USD LIBOR + 1.37%, 4.02%, 10/31/2038 (c)	200,000	164,032
3 Month USD LIBOR + 1.43%, 4.41%, 4/23/2039 (c)	350,000	301,791
3 Month USD LIBOR + 1.51%, 3.69%, 6/5/2028 (c)	250,000	232,242
SOFR + 0.61%, 0.86%, 2/12/2026 (c)	535,000	483,854
SOFR + 0.73%, 1.76%, 1/24/2025 (c)	110,000	105,272
SOFR + 0.80%, 1.43%, 3/9/2027 (c)	80,000	69,996
SOFR + 0.82%, 1.54%, 9/10/2027 (c)	150,000	129,585
SOFR + 0.91%, 1.95%, 10/21/2027 (c)	230,000	200,726
SOFR + 1.09%, 1.99%, 1/27/2032 (c)	90,000	68,511

See accompanying notes to financial statements.
28

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022

Security Description	Principal Amount	Value
SOFR + 1.11%, 2.64%, 2/24/2028 (c)	$ 590,000	$ 524,941
SOFR + 1.26%, 2.65%, 10/21/2032 (c)	115,000	90,772
SOFR + 1.28%, 2.62%, 4/22/2032 (c)	180,000	143,446
SOFR + 1.41%, 3.10%, 2/24/2033 (c)	200,000	163,088
SOFR + 1.51%, 3.21%, 4/22/2042 (c)	155,000	111,566
SOFR + 1.63%, 3.44%, 2/24/2043 (c)	850,000	626,356
SOFR + 1.73%, 4.48%, 8/23/2028 (c)	385,000	368,256
SOFR + 1.85%, 3.62%, 3/15/2028 (c)	500,000	464,240
3 Month USD LIBOR + 1.20%, 3.27%, 9/29/2025 (c)	325,000	312,536
SOFR + 1.25%, 2.38%, 7/21/2032 (c)	525,000	406,975
Series MTN, 4.80%, 7/8/2044	50,000	44,172
Series VAR, SOFR + 0.79%, 1.09%, 12/9/2026 (c)	450,000	397,278
HSBC Holdings PLC:
4.30%, 3/8/2026	250,000	241,915
4.95%, 3/31/2030	250,000	238,790
5.25%, 3/14/2044	250,000	211,730
6.50%, 9/15/2037	200,000	192,562
3 Month USD LIBOR + 1.21%, 3.80%, 3/11/2025 (c)	750,000	730,470
3 Month USD LIBOR + 1.35%, 4.29%, 9/12/2026 (c)	200,000	191,900
3 Month USD LIBOR + 1.53%, 4.58%, 6/19/2029 (c)	250,000	229,845
3 Month USD LIBOR + 1.55%, 4.04%, 3/13/2028 (c)	250,000	230,575
SOFR + 0.71%, 0.98%, 5/24/2025 (c)	550,000	508,794
SOFR + 1.19%, 2.80%, 5/24/2032 (c)	200,000	154,384
SOFR + 1.29%, 1.59%, 5/24/2027 (c)	750,000	646,357
SOFR + 1.29%, 2.21%, 8/17/2029 (c)	200,000	161,534
SOFR + 1.54%, 1.65%, 4/18/2026 (c)	350,000	316,036
SOFR + 1.73%, 2.01%, 9/22/2028 (c)	200,000	166,914
SOFR + 1.93%, 2.10%, 6/4/2026 (c)	500,000	455,780
Security Description	Principal Amount	Value
SOFR + 2.39%, 2.85%, 6/4/2031 (c)	$ 200,000	$ 159,856
SOFR + 2.53%, 4.76%, 3/29/2033 (c)	500,000	432,660
SOFR + 2.87%, 5.40%, 8/11/2033 (c)	250,000	232,232
SOFR + 4.25%, 8.11%, 11/3/2033 (c)	500,000	529,875
Huntington Bancshares, Inc. 4.00%, 5/15/2025	100,000	97,492
Huntington National Bank SOFR + 1.65%, 4.55%, 5/17/2028 (c)	250,000	241,012
ING Groep NV:
3.55%, 4/9/2024	200,000	195,706
4.55%, 10/2/2028	200,000	190,922
SOFR + 1.83%, 4.02%, 3/28/2028 (c)	200,000	186,786
SOFR + 1.01%, 1.73%, 4/1/2027 (c)	500,000	440,425
Intesa Sanpaolo SpA 5.25%, 1/12/2024	50,000	49,547
JPMorgan Chase & Co.:
2.95%, 10/1/2026	350,000	326,508
3.88%, 2/1/2024	50,000	49,420
4.13%, 12/15/2026	50,000	48,352
4.25%, 10/1/2027	80,000	76,957
4.85%, 2/1/2044	50,000	45,919
4.95%, 6/1/2045	50,000	44,794
5.40%, 1/6/2042	50,000	49,150
5.50%, 10/15/2040	150,000	149,294
5.63%, 8/16/2043	250,000	244,345
3 Month SOFR + 0.58%, 0.97%, 6/23/2025 (c)	100,000	93,247
3 Month SOFR + 0.70%, 1.04%, 2/4/2027 (c)	250,000	217,693
3 Month SOFR + 1.11%, 1.76%, 11/19/2031 (c)	100,000	75,831
3 Month SOFR + 1.59%, 2.01%, 3/13/2026 (c)	720,000	666,374
3 Month USD LIBOR + 0.95%, 3.51%, 1/23/2029 (c)	185,000	167,795
3 Month USD LIBOR + 1.16%, 3.22%, 3/1/2025 (c)	100,000	97,192
3 Month USD LIBOR + 1.16%, 3.70%, 5/6/2030 (c)	125,000	111,869
3 Month USD LIBOR + 1.26%, 4.20%, 7/23/2029 (c)	200,000	186,288
3 Month USD LIBOR + 1.34%, 3.78%, 2/1/2028 (c)	250,000	233,840

See accompanying notes to financial statements.
29

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022

Security Description	Principal Amount	Value
3 Month USD LIBOR + 1.36%, 3.88%, 7/24/2038 (c)	$ 200,000	$ 166,082
3 Month USD LIBOR + 1.38%, 3.54%, 5/1/2028 (c)	200,000	184,254
3 Month USD LIBOR + 1.38%, 3.96%, 11/15/2048 (c)	100,000	78,287
3 Month USD LIBOR + 1.46%, 4.03%, 7/24/2048 (c)	50,000	39,687
3 Month USD LIBOR + 1.58%, 4.26%, 2/22/2048 (c)	100,000	82,138
SOFR + 0.42%, 0.56%, 2/16/2025 (c)	120,000	113,188
SOFR + 0.49%, 0.77%, 8/9/2025 (c)	165,000	152,211
SOFR + 0.54%, 0.82%, 6/1/2025 (c)	750,000	699,547
SOFR + 0.61%, 1.56%, 12/10/2025 (c)	700,000	647,689
SOFR + 0.77%, 1.47%, 9/22/2027 (c)	115,000	99,401
SOFR + 0.80%, 1.05%, 11/19/2026 (c)	600,000	529,758
SOFR + 0.89%, 1.58%, 4/22/2027 (c)	135,000	118,820
SOFR + 0.92%, 2.60%, 2/24/2026 (c)	200,000	188,122
SOFR + 0.98%, 3.85%, 6/14/2025 (c)	200,000	195,690
SOFR + 1.07%, 1.95%, 2/4/2032 (c)	650,000	497,555
SOFR + 1.07%, 5.55%, 12/15/2025 (c)	250,000	250,015
SOFR + 1.17%, 2.95%, 2/24/2028 (c)	620,000	561,230
SOFR + 1.18%, 2.55%, 11/8/2032 (c)	155,000	122,484
SOFR + 1.25%, 2.58%, 4/22/2032 (c)	905,000	724,036
SOFR + 1.26%, 2.96%, 1/25/2033 (c)	100,000	81,294
SOFR + 1.46%, 3.16%, 4/22/2042 (c)	200,000	145,404
SOFR + 1.51%, 2.53%, 11/19/2041 (c)	100,000	65,625
SOFR + 1.56%, 4.32%, 4/26/2028 (c)	500,000	476,655
SOFR + 1.58%, 3.33%, 4/22/2052 (c)	485,000	334,092
SOFR + 1.75%, 4.57%, 6/14/2030 (c)	140,000	132,198
SOFR + 1.85%, 2.08%, 4/22/2026 (c)	250,000	231,982
Security Description	Principal Amount	Value
SOFR + 1.89%, 2.18%, 6/1/2028 (c)	$ 200,000	$ 174,594
SOFR + 1.99%, 4.85%, 7/25/2028 (c)	500,000	488,140
SOFR + 2.04%, 2.52%, 4/22/2031 (c)	500,000	409,060
SOFR + 2.44%, 3.11%, 4/22/2051 (c)	250,000	166,100
SOFR + 2.46%, 3.11%, 4/22/2041 (c)	165,000	119,777
SOFR + 2.52%, 2.96%, 5/13/2031 (c)	565,000	465,187
SOFR + 2.58%, 5.72%, 9/14/2033 (c)	750,000	736,995
SOFR + 3.79%, 4.49%, 3/24/2031 (c)	250,000	233,795
KeyBank NA:
5.85%, 11/15/2027	250,000	257,292
Series BKNT, 3.40%, 5/20/2026	25,000	23,446
Series BKNT, 4.39%, 12/14/2027	300,000	288,093
KeyCorp:
SOFR + 1.25%, 3.88%, 5/23/2025 (c)	85,000	83,184
Series MTN, 2.25%, 4/6/2027 (b)	100,000	88,917
Series MTN, 4.15%, 10/29/2025 (b)	65,000	63,447
Kreditanstalt fuer Wiederaufbau:
1.00%, 10/1/2026	500,000	444,125
1.25%, 1/31/2025	500,000	468,050
3.00%, 5/20/2027 (b)	225,000	214,567
Landwirtschaftliche Rentenbank:
2.00%, 1/13/2025	25,000	23,800
Series GMTN, 1.75%, 7/27/2026	50,000	45,748
Lloyds Banking Group PLC:
3.75%, 1/11/2027	100,000	93,061
3.90%, 3/12/2024 (b)	250,000	245,372
4.34%, 1/9/2048	200,000	146,482
4.55%, 8/16/2028	250,000	233,735
4.65%, 3/24/2026	100,000	95,600
1 year CMT + 0.85%, 1.63%, 5/11/2027 (c)	200,000	172,980
1 year CMT + 1.75%, 4.72%, 8/11/2026 (c)	250,000	244,215
1 year CMT + 2.30%, 4.98%, 8/11/2033 (c)	250,000	229,277
1 year CMT + 3.50%, 3.87%, 7/9/2025 (c)	250,000	242,282
1 year CMT + 3.75%, 7.95%, 11/15/2033 (c)	250,000	264,950
1 year CMT + 1.60%, 3.51%, 3/18/2026 (c)	200,000	190,134

See accompanying notes to financial statements.
30

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022

Security Description	Principal Amount	Value
1 year CMT + 1.80%, 3.75%, 3/18/2028 (c)	$ 200,000	$ 184,398
M&T Bank Corp. SOFR + 1.78%, 4.55%, 8/16/2028 (c)	165,000	159,738
Manufacturers & Traders Trust Co. 5.40%, 11/21/2025	250,000	251,580
Mitsubishi UFJ Financial Group, Inc.:
1.41%, 7/17/2025	500,000	454,080
2.19%, 2/25/2025	250,000	234,065
2.76%, 9/13/2026	25,000	22,869
3.29%, 7/25/2027 (b)	50,000	45,998
3.41%, 3/7/2024	250,000	244,465
3.68%, 2/22/2027	50,000	47,346
3.74%, 3/7/2029 (b)	250,000	230,690
3.78%, 3/2/2025	50,000	48,664
3.85%, 3/1/2026	25,000	23,899
3.96%, 3/2/2028	50,000	47,228
4.05%, 9/11/2028 (b)	100,000	93,749
4.29%, 7/26/2038 (b)	35,000	30,325
1 year CMT + 0.55%, 0.95%, 7/19/2025 (c)	100,000	92,939
1 year CMT + 0.67%, 1.64%, 10/13/2027 (c)	500,000	432,505
1 year CMT + 0.75%, 1.54%, 7/20/2027 (c)	100,000	86,823
1 year CMT + 1.55%, 5.06%, 9/12/2025 (c)	450,000	447,133
1 year CMT + 1.90%, 5.35%, 9/13/2028 (c)	200,000	198,162
1 year CMT + 2.13%, 5.47%, 9/13/2033 (c)	200,000	196,546
1 year CMT + 0.95%, 2.31%, 7/20/2032 (c)	500,000	385,535
Mizuho Financial Group, Inc.:
2.56%, 9/13/2031	215,000	164,395
4.02%, 3/5/2028 (b)	200,000	188,514
1 year CMT + 2.05%, 5.41%, 9/13/2028 (b) (c)	200,000	199,836
SOFR + 1.24%, 2.84%, 7/16/2025 (c)	200,000	190,576
SOFR + 1.57%, 2.87%, 9/13/2030 (c)	200,000	166,964
SOFR + 1.77%, 2.20%, 7/10/2031 (c)	500,000	390,505
Morgan Stanley:
3.63%, 1/20/2027	100,000	94,402
3.95%, 4/23/2027	25,000	23,656
4.30%, 1/27/2045	50,000	42,507
4.38%, 1/22/2047	100,000	85,251
6.34%, 10/18/2033	980,000	1,025,266
6.38%, 7/24/2042	65,000	70,814
3 Month USD LIBOR + 1.34%, 3.59%, 7/22/2028 (c)	100,000	91,914
Security Description	Principal Amount	Value
3 Month USD LIBOR + 1.43%, 4.46%, 4/22/2039 (c)	$ 250,000	$ 219,535
3 Month USD LIBOR + 1.46%, 3.97%, 7/22/2038 (c)	100,000	83,968
SOFR + 0.53%, 0.79%, 5/30/2025 (c)	150,000	139,766
SOFR + 0.72%, 0.99%, 12/10/2026 (c)	450,000	394,920
SOFR + 0.88%, 1.59%, 5/4/2027 (c)	245,000	215,081
SOFR + 0.94%, 2.63%, 2/18/2026 (c)	150,000	140,969
SOFR + 1.00%, 2.48%, 1/21/2028 (c)	670,000	595,188
SOFR + 1.16%, 3.62%, 4/17/2025 (c)	150,000	146,310
SOFR + 1.29%, 2.94%, 1/21/2033 (c)	135,000	109,490
SOFR + 1.36%, 2.48%, 9/16/2036 (c)	200,000	145,886
SOFR + 1.49%, 3.22%, 4/22/2042 (c)	145,000	107,125
SOFR + 1.61%, 4.21%, 4/20/2028 (c)	175,000	166,222
SOFR + 1.99%, 2.19%, 4/28/2026 (c)	255,000	236,640
SOFR + 2.24%, 6.30%, 10/18/2028 (c)	250,000	257,700
SOFR + 2.62%, 5.30%, 4/20/2037 (c)	160,000	146,400
Series GMTN, 3.70%, 10/23/2024	250,000	244,195
Series GMTN, 3.88%, 1/27/2026	125,000	121,054
Series GMTN, 4.00%, 7/23/2025	500,000	488,605
Series GMTN, 4.35%, 9/8/2026	50,000	48,599
Series GMTN, 3 Month USD LIBOR + 1.63%, 4.43%, 1/23/2030 (c)	250,000	233,392
Series GMTN, SOFR + 0.51%, 0.79%, 1/22/2025 (c)	200,000	189,406
Series GMTN, SOFR + 0.86%, 1.51%, 7/20/2027 (c)	700,000	607,915
Series GMTN, SOFR + 1.14%, 2.70%, 1/22/2031 (c)	250,000	206,895
Series GMTN, SOFR + 1.18%, 2.24%, 7/21/2032 (c)	200,000	153,234
Series GMTN, SOFR + 4.84%, 5.60%, 3/24/2051 (c)	200,000	199,754

See accompanying notes to financial statements.
31

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022

Security Description	Principal Amount	Value
Series MTN, 3.13%, 7/27/2026	$ 225,000	$ 209,898
Series MTN, SOFR + 0.56%, 1.16%, 10/21/2025 (c)	110,000	101,214
Series MTN, SOFR + 1.02%, 1.93%, 4/28/2032 (c)	525,000	396,658
Series MTN, SOFR + 1.03%, 1.79%, 2/13/2032 (c)	65,000	48,721
Series MTN, SOFR + 1.15%, 2.72%, 7/22/2025 (c)	500,000	478,320
Series MTN, SOFR + 1.20%, 2.51%, 10/20/2032 (c)	110,000	85,975
Series MTN, SOFR + 1.43%, 2.80%, 1/25/2052 (c)	250,000	155,255
Series MTN, SOFR + 3.12%, 3.62%, 4/1/2031 (c)	500,000	437,405
Series VAR, 6.14%, 10/16/2026	250,000	255,670
National Australia Bank, Ltd.:
5.13%, 11/22/2024	250,000	250,660
Series BKNT, 2.50%, 7/12/2026	50,000	46,063
Natwest Group PLC:
1 year CMT + 0.90%, 1.64%, 6/14/2027 (c)	1,450,000	1,256,497
1 year CMT + 2.55%, 3.07%, 5/22/2028 (c)	500,000	446,575
3 Month USD LIBOR + 1.87%, 4.45%, 5/8/2030 (c)	200,000	181,570
Northern Trust Corp.:
1.95%, 5/1/2030 (b)	75,000	61,630
3.65%, 8/3/2028 (b)	100,000	95,169
4.00%, 5/10/2027 (b)	100,000	97,698
3 Month USD LIBOR + 1.13%, 3.38%, 5/8/2032 (c)	63,000	57,358
Oesterreichische Kontrollbank AG 4.63%, 11/3/2025	645,000	647,857
PNC Bank NA:
2.50%, 8/27/2024	250,000	239,845
Series BKNT, 3.25%, 1/22/2028	250,000	233,647
PNC Financial Services Group, Inc.:
2.20%, 11/1/2024	150,000	143,342
2.55%, 1/22/2030	500,000	424,890
3.15%, 5/19/2027 (b)	100,000	93,412
3.45%, 4/23/2029	100,000	91,636
Security Description	Principal Amount	Value
3.50%, 1/23/2024	$ 50,000	$ 49,227
3.90%, 4/29/2024	50,000	49,410
5.35%, 12/2/2028	500,000	503,730
SOFR + 0.98%, 2.31%, 4/23/2032 (c)	135,000	109,315
SOFR + 1.85%, 4.63%, 6/6/2033 (c)	100,000	92,577
Regions Financial Corp. 2.25%, 5/18/2025	100,000	93,527
Royal Bank of Canada:
1.20%, 4/27/2026	100,000	89,008
3.63%, 5/4/2027 (b)	250,000	238,032
3.88%, 5/4/2032	500,000	456,080
5.66%, 10/25/2024	500,000	505,805
6.00%, 11/1/2027	200,000	208,264
Series FXD, 2.05%, 1/21/2027	100,000	89,913
Series GMTN, 1.15%, 7/14/2026	100,000	88,096
Series GMTN, 4.65%, 1/27/2026	100,000	98,757
Series MTN, 2.30%, 11/3/2031	100,000	80,259
Santander Holdings USA, Inc.:
4.40%, 7/13/2027	50,000	47,685
4.50%, 7/17/2025	50,000	48,908
SOFR + 2.33%, 5.81%, 9/9/2026 (c)	295,000	292,377
3.50%, 6/7/2024	70,000	68,042
Santander UK Group Holdings PLC:
3 Month USD LIBOR + 1.40%, 3.82%, 11/3/2028 (c)	200,000	178,354
SOFR + 0.79%, 1.09%, 3/15/2025 (c)	200,000	187,190
SOFR + 0.99%, 1.67%, 6/14/2027 (c)	250,000	211,995
SOFR + 2.75%, 6.83%, 11/21/2026 (c)	250,000	253,450
1 year CMT + 1.25%, 1.53%, 8/21/2026 (c)	250,000	220,080
Sumitomo Mitsui Financial Group, Inc.:
1.47%, 7/8/2025	200,000	182,254
1.90%, 9/17/2028	550,000	454,421
2.14%, 9/23/2030	200,000	154,268
2.30%, 1/12/2041 (b)	750,000	470,497
2.35%, 1/15/2025	500,000	473,010
2.45%, 9/27/2024	200,000	190,150
3.01%, 10/19/2026	50,000	46,339
3.04%, 7/16/2029	200,000	173,502
3.36%, 7/12/2027	50,000	46,145
3.78%, 3/9/2026	30,000	28,921
3.94%, 7/19/2028 (b)	50,000	47,018
4.31%, 10/16/2028	100,000	94,014

See accompanying notes to financial statements.
32

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022

Security Description	Principal Amount	Value
SVB Financial Group:
1.80%, 10/28/2026	$ 100,000	$ 87,675
1.80%, 2/2/2031 (b)	135,000	98,106
2.10%, 5/15/2028 (b)	80,000	66,617
SOFR + 1.71%, 4.35%, 4/29/2028 (c)	100,000	94,490
Synchrony Bank 5.40%, 8/22/2025	500,000	493,250
Toronto-Dominion Bank:
0.55%, 3/4/2024 (b)	250,000	237,432
3.20%, 3/10/2032	200,000	172,354
3.77%, 6/6/2025	200,000	194,100
4.11%, 6/8/2027 (b)	200,000	193,138
4.29%, 9/13/2024	250,000	246,942
Series GMTN, 2.45%, 1/12/2032 (b)	150,000	121,292
Series MTN, 0.70%, 9/10/2024	100,000	93,066
Series MTN, 0.75%, 9/11/2025 (b)	250,000	223,648
Series MTN, 1.15%, 6/12/2025	200,000	182,282
Series MTN, 1.20%, 6/3/2026	100,000	88,185
Series MTN, 1.25%, 9/10/2026	100,000	87,417
Series MTN, 2.00%, 9/10/2031 (b)	100,000	78,721
Truist Bank:
Series BKNT, 1.50%, 3/10/2025	800,000	742,616
Series BKNT, 3.63%, 9/16/2025	25,000	24,041
Series BKNT, 4.05%, 11/3/2025	40,000	39,351
Truist Financial Corp.:
4.00%, 5/1/2025	100,000	97,899
6.12%, 10/28/2033	350,000	367,818
SOFR + 1.37%, 4.12%, 6/6/2028 (c)	180,000	172,319
Series MTN, 1.13%, 8/3/2027	100,000	84,331
Series MTN, 2.50%, 8/1/2024	100,000	96,022
Series MTN, 3.88%, 3/19/2029	100,000	91,926
Series MTN, SOFR + 0.61%, 1.27%, 3/2/2027 (c)	60,000	53,264
Series MTN, SOFR + 0.86%, 1.89%, 6/7/2029 (c)	50,000	42,013
US Bancorp:
1.45%, 5/12/2025	150,000	139,194
2.40%, 7/30/2024	100,000	96,176
5.73%, 10/21/2026	905,000	922,331
5.85%, 10/21/2033	155,000	160,999
Security Description	Principal Amount	Value
Series DMTN, 3.00%, 7/30/2029	$ 100,000	$ 87,807
Series MTN, 1.38%, 7/22/2030	150,000	116,420
Series MTN, 3.10%, 4/27/2026	50,000	47,268
Series MTN, 3.60%, 9/11/2024	25,000	24,491
Series MTN, SOFR + 0.73%, 2.22%, 1/27/2028 (c)	200,000	179,816
Series MTN, SOFR + 1.02%, 2.68%, 1/27/2033 (c)	200,000	165,136
US Bank NA Series BKNT, 2.05%, 1/21/2025	500,000	473,510
Wells Fargo & Co.:
3.00%, 4/22/2026	250,000	233,915
3.00%, 10/23/2026	250,000	231,082
4.48%, 1/16/2024	25,000	24,841
5.38%, 11/2/2043	150,000	139,596
5.61%, 1/15/2044	325,000	315,065
SOFR + 1.32%, 3.91%, 4/25/2026 (c)	145,000	140,830
SOFR + 1.51%, 3.53%, 3/24/2028 (c)	665,000	616,508
SOFR + 1.98%, 4.81%, 7/25/2028 (c)	165,000	160,847
SOFR + 2.00%, 2.19%, 4/30/2026 (c)	310,000	288,532
SOFR + 2.53%, 3.07%, 4/30/2041 (c)	915,000	654,124
Series GMTN, 4.30%, 7/22/2027	50,000	48,156
Series GMTN, 4.90%, 11/17/2045	150,000	129,689
Series MTN, 3.30%, 9/9/2024 (b)	150,000	145,721
Series MTN, 3.55%, 9/29/2025	50,000	48,097
Series MTN, 3.75%, 1/24/2024	1,000,000	987,120
Series MTN, 4.15%, 1/24/2029	250,000	234,887
Series MTN, 3 Month USD LIBOR + 0.75%, 2.16%, 2/11/2026 (c)	625,000	583,231
Series MTN, 3 Month USD LIBOR + 1.17%, 3.20%, 6/17/2027 (c)	110,000	102,115
Series MTN, 3 Month USD LIBOR + 1.31%, 3.58%, 5/22/2028 (c)	350,000	324,205
Series MTN, SOFR + 1.09%, 2.41%, 10/30/2025 (c)	250,000	236,747

See accompanying notes to financial statements.
33

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022

Security Description	Principal Amount	Value
Series MTN, SOFR + 1.26%, 2.57%, 2/11/2031 (c)	$ 250,000	$ 206,773
Series MTN, SOFR + 1.50%, 3.35%, 3/2/2033 (c)	695,000	584,439
Series MTN, SOFR + 2.10%, 2.39%, 6/2/2028 (c)	200,000	176,384
Series MTN, SOFR + 2.13%, 4.61%, 4/25/2053 (c)	1,250,000	1,062,925
Series MTN, SOFR + 4.03%, 4.48%, 4/4/2031 (c)	150,000	140,585
Series MTN, SOFR + 4.50%, 5.01%, 4/4/2051 (c)	500,000	444,760
Westpac Banking Corp.:
1.15%, 6/3/2026	100,000	88,481
2.15%, 6/3/2031 (b)	600,000	497,754
2.35%, 2/19/2025	100,000	94,835
2.85%, 5/13/2026	50,000	46,825
2.96%, 11/16/2040	530,000	349,477
3.30%, 2/26/2024	300,000	294,831
3.35%, 3/8/2027	150,000	141,273
3.40%, 1/25/2028 (b)	100,000	93,616
4.42%, 7/24/2039 (b)	25,000	20,688
5.46%, 11/18/2027	250,000	255,447
1 year CMT + 2.68%, 5.41%, 8/10/2033 (c)	250,000	233,537
5 Year CMT + 2.00%, 4.11%, 7/24/2034 (c)	30,000	25,697
5 Year CMT + 1.75%, 2.67%, 11/15/2035 (c)	40,000	29,717
Zions Bancorp NA 3.25%, 10/29/2029	250,000	204,873
		115,223,494
BEVERAGES — 0.5%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc.:
3.65%, 2/1/2026	250,000	240,802
4.70%, 2/1/2036	125,000	117,846
4.90%, 2/1/2046	1,000,000	915,100
Anheuser-Busch InBev Worldwide, Inc.:
3.50%, 6/1/2030	500,000	454,755
4.00%, 4/13/2028	80,000	76,358
4.35%, 6/1/2040	500,000	441,850
4.38%, 4/15/2038	215,000	193,296
4.60%, 4/15/2048	35,000	30,809
4.75%, 1/23/2029	750,000	741,307
4.90%, 1/23/2031	65,000	64,958
4.95%, 1/15/2042	250,000	234,335
5.45%, 1/23/2039	350,000	348,992
Security Description	Principal Amount	Value
5.55%, 1/23/2049	$ 350,000	$ 348,824
5.80%, 1/23/2059	45,000	46,468
Brown-Forman Corp.:
3.50%, 4/15/2025	50,000	48,826
4.00%, 4/15/2038	50,000	43,828
Coca-Cola Co.:
1.00%, 3/15/2028	250,000	209,450
1.38%, 3/15/2031	200,000	156,510
1.45%, 6/1/2027	790,000	697,712
1.50%, 3/5/2028 (b)	60,000	51,736
2.00%, 3/5/2031	65,000	53,628
2.13%, 9/6/2029	150,000	128,319
2.25%, 1/5/2032 (b)	100,000	83,801
2.50%, 3/15/2051	250,000	164,283
2.60%, 6/1/2050	350,000	235,249
2.88%, 5/5/2041	100,000	76,683
3.00%, 3/5/2051	90,000	65,809
Coca-Cola Femsa SAB de CV 1.85%, 9/1/2032	250,000	189,633
Constellation Brands, Inc.:
2.25%, 8/1/2031	250,000	198,438
2.88%, 5/1/2030	25,000	21,249
3.15%, 8/1/2029	100,000	87,629
3.75%, 5/1/2050	20,000	15,029
4.50%, 5/9/2047	50,000	42,135
4.65%, 11/15/2028	30,000	29,005
Diageo Capital PLC:
2.13%, 4/29/2032	500,000	397,855
3.88%, 5/18/2028	200,000	190,648
Diageo Investment Corp. 4.25%, 5/11/2042 (b)	25,000	21,968
Fomento Economico Mexicano SAB de CV 3.50%, 1/16/2050	150,000	105,044
Keurig Dr Pepper, Inc.:
2.25%, 3/15/2031 (b)	40,000	32,211
3.20%, 5/1/2030	45,000	39,160
3.35%, 3/15/2051	280,000	192,654
3.80%, 5/1/2050	70,000	52,630
3.95%, 4/15/2029	200,000	185,818
4.42%, 5/25/2025	200,000	197,920
Molson Coors Beverage Co. 4.20%, 7/15/2046	30,000	23,381
Molson Coors Brewing Co. 3.00%, 7/15/2026	50,000	46,427
PepsiCo, Inc.:
1.40%, 2/25/2031	40,000	31,486
1.63%, 5/1/2030	75,000	61,202
2.25%, 3/19/2025	250,000	237,912
2.63%, 7/29/2029	50,000	44,157
2.75%, 10/21/2051	200,000	139,614
2.85%, 2/24/2026	85,000	80,846
2.88%, 10/15/2049 (b)	100,000	71,977
3.38%, 7/29/2049	35,000	27,709
3.45%, 10/6/2046	150,000	120,408
3.60%, 3/1/2024 (b)	775,000	765,723

See accompanying notes to financial statements.
34

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022

Security Description	Principal Amount	Value
3.60%, 2/18/2028	$ 550,000	$ 528,302
		10,449,704
BIOTECHNOLOGY — 0.3%
Amgen, Inc.:
1.65%, 8/15/2028	250,000	208,873
2.20%, 2/21/2027	820,000	737,073
2.30%, 2/25/2031	100,000	81,448
2.77%, 9/1/2053	65,000	39,265
3.15%, 2/21/2040	850,000	627,691
3.20%, 11/2/2027	250,000	231,847
3.38%, 2/21/2050	100,000	69,938
3.63%, 5/22/2024	100,000	98,156
4.05%, 8/18/2029	500,000	468,495
4.20%, 2/22/2052	500,000	401,435
4.40%, 5/1/2045	50,000	41,770
4.56%, 6/15/2048	200,000	172,108
4.66%, 6/15/2051	150,000	129,800
4.88%, 3/1/2053	500,000	445,245
Baxalta, Inc. 4.00%, 6/23/2025	8,000	7,792
Biogen, Inc.:
2.25%, 5/1/2030 (b)	35,000	28,447
3.25%, 2/15/2051	308,000	206,378
4.05%, 9/15/2025	50,000	48,551
Gilead Sciences, Inc.:
1.20%, 10/1/2027 (b)	295,000	250,543
1.65%, 10/1/2030 (b)	290,000	229,976
2.60%, 10/1/2040	350,000	245,245
2.80%, 10/1/2050	150,000	97,074
2.95%, 3/1/2027 (b)	25,000	23,285
3.65%, 3/1/2026	85,000	82,049
4.15%, 3/1/2047	120,000	99,350
4.50%, 2/1/2045	25,000	21,926
4.60%, 9/1/2035	100,000	94,812
4.75%, 3/1/2046	175,000	158,221
4.80%, 4/1/2044	25,000	23,062
Illumina, Inc.:
5.75%, 12/13/2027	100,000	101,316
5.80%, 12/12/2025	250,000	251,937
Regeneron Pharmaceuticals, Inc.:
1.75%, 9/15/2030	35,000	27,098
2.80%, 9/15/2050	30,000	18,699
Royalty Pharma PLC:
1.20%, 9/2/2025	70,000	62,668
2.20%, 9/2/2030	40,000	31,255
3.30%, 9/2/2040	65,000	45,466
3.55%, 9/2/2050	315,000	203,140
		6,111,434
BUILDING MATERIALS — 0.2%
Carrier Global Corp.:
2.24%, 2/15/2025	535,000	504,516
2.49%, 2/15/2027	35,000	31,571
2.70%, 2/15/2031 (b)	250,000	206,157
Security Description	Principal Amount	Value
2.72%, 2/15/2030	$ 300,000	$ 252,822
3.38%, 4/5/2040	515,000	390,179
3.58%, 4/5/2050	550,000	393,943
Fortune Brands Innovations, Inc. 4.00%, 3/25/2032 (b)	200,000	173,582
Johnson Controls International PLC:
4.50%, 2/15/2047	320,000	265,203
3.63%, 7/2/2024 (d)	23,000	22,508
Johnson Controls International PLC/Tyco Fire & Security Finance SCA 1.75%, 9/15/2030 (b)	15,000	11,954
Lennox International, Inc. 1.35%, 8/1/2025	25,000	22,564
Martin Marietta Materials, Inc.:
2.40%, 7/15/2031	50,000	39,959
3.20%, 7/15/2051	70,000	47,403
4.25%, 12/15/2047	100,000	80,901
Masco Corp.:
2.00%, 2/15/2031	100,000	77,155
3.13%, 2/15/2051	500,000	311,265
4.50%, 5/15/2047 (b)	100,000	78,830
Mohawk Industries, Inc. 3.63%, 5/15/2030 (b)	100,000	86,114
Owens Corning:
3.95%, 8/15/2029	70,000	63,441
4.30%, 7/15/2047	100,000	77,813
Vulcan Materials Co. 4.70%, 3/1/2048	100,000	85,914
		3,223,794
CHEMICALS — 0.4%
Air Products & Chemicals, Inc.:
1.50%, 10/15/2025	20,000	18,399
2.05%, 5/15/2030	20,000	16,746
2.70%, 5/15/2040	50,000	37,437
2.80%, 5/15/2050	35,000	24,313
Cabot Corp. 4.00%, 7/1/2029	25,000	22,268
Celanese US Holdings LLC:
3.50%, 5/8/2024	30,000	28,992
6.17%, 7/15/2027	100,000	98,760
6.38%, 7/15/2032 (b)	600,000	572,808
Dow Chemical Co.:
2.10%, 11/15/2030 (b)	500,000	402,015
3.60%, 11/15/2050	750,000	540,682
4.25%, 10/1/2034	36,000	32,354
4.38%, 11/15/2042	50,000	41,341
4.80%, 11/30/2028	100,000	98,582
4.80%, 5/15/2049	65,000	55,150
6.90%, 5/15/2053	500,000	545,435
DuPont de Nemours, Inc.:
4.49%, 11/15/2025	100,000	98,405

See accompanying notes to financial statements.
35

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022

Security Description	Principal Amount	Value
4.73%, 11/15/2028 (b)	$ 150,000	$ 148,003
5.42%, 11/15/2048	110,000	105,024
Eastman Chemical Co.:
3.80%, 3/15/2025	25,000	24,256
4.50%, 12/1/2028	100,000	94,714
Ecolab, Inc.:
1.65%, 2/1/2027	500,000	442,930
2.70%, 11/1/2026 (b)	150,000	139,492
2.75%, 8/18/2055	500,000	301,210
EI du Pont de Nemours & Co. 1.70%, 7/15/2025	40,000	36,940
FMC Corp. 4.50%, 10/1/2049	100,000	79,577
Huntsman International LLC 4.50%, 5/1/2029	20,000	17,971
International Flavors & Fragrances, Inc. 4.45%, 9/26/2028	45,000	42,376
Linde, Inc.:
1.10%, 8/10/2030	500,000	384,045
3.20%, 1/30/2026	275,000	264,665
3.55%, 11/7/2042	25,000	20,069
4.70%, 12/5/2025	250,000	250,320
LYB International Finance B.V. 4.88%, 3/15/2044	25,000	20,723
LYB International Finance III LLC:
1.25%, 10/1/2025	20,000	17,879
2.25%, 10/1/2030	25,000	19,862
3.38%, 10/1/2040	280,000	198,862
3.63%, 4/1/2051	40,000	26,810
3.80%, 10/1/2060	30,000	19,512
4.20%, 10/15/2049	50,000	37,397
4.20%, 5/1/2050	50,000	37,087
LyondellBasell Industries NV:
4.63%, 2/26/2055	25,000	19,644
5.75%, 4/15/2024	100,000	100,207
Mosaic Co.:
4.05%, 11/15/2027 (b)	250,000	236,075
5.63%, 11/15/2043	25,000	23,365
NewMarket Corp. 2.70%, 3/18/2031	750,000	591,472
Nutrien, Ltd.:
2.95%, 5/13/2030	100,000	85,704
3.00%, 4/1/2025	50,000	47,663
4.00%, 12/15/2026	50,000	48,557
4.13%, 3/15/2035	25,000	21,558
4.20%, 4/1/2029	85,000	79,880
5.00%, 4/1/2049	150,000	134,460
PPG Industries, Inc.:
1.20%, 3/15/2026	70,000	62,054
2.80%, 8/15/2029	100,000	86,230
RPM International, Inc.:
2.95%, 1/15/2032	500,000	394,200
3.75%, 3/15/2027	50,000	46,614
Security Description	Principal Amount	Value
4.25%, 1/15/2048	$ 200,000	$ 150,040
5.25%, 6/1/2045	25,000	21,671
Sherwin-Williams Co.:
2.20%, 3/15/2032 (b)	155,000	122,489
2.30%, 5/15/2030	60,000	49,300
2.95%, 8/15/2029	50,000	43,803
3.30%, 5/15/2050	100,000	68,773
3.45%, 6/1/2027	30,000	28,149
3.80%, 8/15/2049	50,000	37,431
Westlake Corp.:
3.13%, 8/15/2051	350,000	217,434
4.38%, 11/15/2047	150,000	113,293
5.00%, 8/15/2046	100,000	83,838
		8,277,315
COMMERCIAL SERVICES — 0.2%
Automatic Data Processing, Inc.:
1.25%, 9/1/2030	75,000	58,574
1.70%, 5/15/2028	60,000	52,091
Block Financial LLC 3.88%, 8/15/2030	30,000	26,276
California Institute of Technology 3.65%, 9/1/2119	45,000	28,753
Cintas Corp. No. 2:
3.45%, 5/1/2025	45,000	43,528
3.70%, 4/1/2027	150,000	144,468
Equifax, Inc.:
2.60%, 12/1/2024	50,000	47,694
5.10%, 12/15/2027 (b)	115,000	113,599
George Washington University Series 2018, 4.13%, 9/15/2048	100,000	83,670
Georgetown University Series 20A, 2.94%, 4/1/2050	25,000	16,047
Global Payments, Inc.:
1.20%, 3/1/2026	75,000	65,382
1.50%, 11/15/2024	55,000	51,176
2.15%, 1/15/2027	100,000	87,332
2.65%, 2/15/2025	350,000	329,560
4.45%, 6/1/2028	100,000	93,037
GXO Logistics, Inc. 1.65%, 7/15/2026	750,000	642,585
Massachusetts Institute of Technology:
3.96%, 7/1/2038	50,000	45,201
Series F, 2.99%, 7/1/2050	100,000	73,043
Moody's Corp.:
2.00%, 8/19/2031 (b)	100,000	79,225
2.75%, 8/19/2041	350,000	244,531
Northwestern University Series 2017, 3.66%, 12/1/2057	150,000	116,187

See accompanying notes to financial statements.
36

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022

Security Description	Principal Amount	Value
PayPal Holdings, Inc.:
2.30%, 6/1/2030	$ 55,000	$ 45,150
2.40%, 10/1/2024	35,000	33,529
2.65%, 10/1/2026	270,000	249,391
2.85%, 10/1/2029	30,000	26,122
3.25%, 6/1/2050	65,000	44,699
3.90%, 6/1/2027 (b)	70,000	67,416
President and Fellows of Harvard College 3.15%, 7/15/2046	225,000	172,055
Quanta Services, Inc.:
0.95%, 10/1/2024	30,000	27,611
2.35%, 1/15/2032	55,000	41,804
3.05%, 10/1/2041	250,000	163,755
RELX Capital, Inc. 4.00%, 3/18/2029	100,000	92,661
S&P Global, Inc.:
2.45%, 3/1/2027 (e)	545,000	497,852
2.50%, 12/1/2029	55,000	47,050
2.90%, 3/1/2032 (e)	70,000	59,725
3.25%, 12/1/2049	65,000	47,486
3.70%, 3/1/2052 (e)	525,000	409,043
3.90%, 3/1/2062 (e)	30,000	23,318
Trustees of Princeton University Series 2020, 2.52%, 7/1/2050	20,000	13,518
Trustees of the University of Pennsylvania 3.61%, 2/15/2119	25,000	16,554
University of Chicago Series 20B, 2.76%, 4/1/2045	10,000	7,551
University of Southern California:
2.81%, 10/1/2050	50,000	33,343
3.03%, 10/1/2039	25,000	19,572
Series A, 3.23%, 10/1/2120	35,000	20,687
Verisk Analytics, Inc. 4.13%, 3/15/2029	120,000	111,952
		4,713,803
COMPUTERS — 0.6%
Apple, Inc.:
0.55%, 8/20/2025 (b)	200,000	180,326
0.70%, 2/8/2026	200,000	177,724
1.13%, 5/11/2025	350,000	322,514
1.20%, 2/8/2028	500,000	424,510
1.25%, 8/20/2030	200,000	157,174
1.40%, 8/5/2028	500,000	423,665
1.65%, 5/11/2030	90,000	73,779
1.65%, 2/8/2031	200,000	160,988
2.05%, 9/11/2026	750,000	685,147
2.38%, 2/8/2041	50,000	35,379
2.40%, 8/20/2050	110,000	69,522
2.65%, 5/11/2050	300,000	199,506
Security Description	Principal Amount	Value
2.65%, 2/8/2051	$ 200,000	$ 133,462
2.70%, 8/5/2051	350,000	233,734
2.75%, 1/13/2025	200,000	192,638
2.80%, 2/8/2061	100,000	64,165
2.85%, 5/11/2024 (b)	200,000	194,792
3.00%, 2/9/2024	850,000	833,450
3.00%, 11/13/2027	100,000	93,430
3.20%, 5/11/2027	250,000	237,308
3.25%, 2/23/2026 (b)	150,000	144,159
3.45%, 5/6/2024	250,000	245,737
3.45%, 2/9/2045	350,000	281,676
3.85%, 5/4/2043	25,000	21,721
3.85%, 8/4/2046	150,000	127,731
3.95%, 8/8/2052	500,000	426,965
4.38%, 5/13/2045	75,000	69,287
4.50%, 2/23/2036 (b)	350,000	346,741
4.65%, 2/23/2046	75,000	71,315
Dell International LLC/EMC Corp.:
3.38%, 12/15/2041 (e)	250,000	167,903
3.45%, 12/15/2051 (e)	250,000	154,655
4.00%, 7/15/2024	50,000	49,071
4.90%, 10/1/2026	100,000	98,514
6.02%, 6/15/2026	520,000	530,863
6.20%, 7/15/2030	250,000	254,545
8.35%, 7/15/2046	252,000	289,079
DXC Technology Co.:
1.80%, 9/15/2026 (b)	100,000	86,969
2.38%, 9/15/2028 (b)	100,000	84,087
Genpact Luxembourg SARL 3.38%, 12/1/2024	50,000	47,840
Hewlett Packard Enterprise Co.:
1.45%, 4/1/2024	150,000	143,220
1.75%, 4/1/2026	150,000	134,820
4.90%, 10/15/2025	70,000	69,302
6.20%, 10/15/2035 (b)	10,000	10,309
6.35%, 10/15/2045	10,000	9,996
HP, Inc.:
1.45%, 6/17/2026	200,000	175,368
4.00%, 4/15/2029	500,000	457,800
4.20%, 4/15/2032	200,000	171,784
6.00%, 9/15/2041	250,000	239,663
International Business Machines Corp.:
1.70%, 5/15/2027 (b)	850,000	746,886
1.95%, 5/15/2030	350,000	285,246
2.72%, 2/9/2032	100,000	83,847
2.85%, 5/15/2040	100,000	72,407
2.95%, 5/15/2050	100,000	65,262
3.00%, 5/15/2024	200,000	194,696
3.30%, 5/15/2026	250,000	237,963
3.50%, 5/15/2029	215,000	197,542
3.63%, 2/12/2024	50,000	49,243
4.15%, 7/27/2027	250,000	243,705

See accompanying notes to financial statements.
37

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022

Security Description	Principal Amount	Value
4.15%, 5/15/2039	$ 100,000	$ 86,098
4.70%, 2/19/2046	325,000	288,203
5.88%, 11/29/2032	25,000	26,644
Leidos, Inc.:
2.30%, 2/15/2031	55,000	42,090
3.63%, 5/15/2025	25,000	24,027
Western Digital Corp.:
2.85%, 2/1/2029	30,000	23,202
3.10%, 2/1/2032 (b)	55,000	39,549
		12,510,943
COSMETICS/PERSONAL CARE — 0.2%
Colgate-Palmolive Co. Series MTN, 3.70%, 8/1/2047 (b)	55,000	46,901
Estee Lauder Cos., Inc.:
1.95%, 3/15/2031 (b)	95,000	76,774
2.00%, 12/1/2024	45,000	42,676
2.38%, 12/1/2029	40,000	34,344
3.13%, 12/1/2049 (b)	60,000	43,325
GSK Consumer Healthcare Capital UK PLC 3.13%, 3/24/2025	550,000	523,798
GSK Consumer Healthcare Capital US LLC:
3.38%, 3/24/2027	250,000	232,932
3.63%, 3/24/2032	250,000	220,257
Procter & Gamble Co.:
1.00%, 4/23/2026	500,000	448,025
1.20%, 10/29/2030	300,000	235,527
1.90%, 2/1/2027	500,000	455,105
2.45%, 11/3/2026	150,000	138,971
3.00%, 3/25/2030	100,000	91,113
Unilever Capital Corp.:
0.63%, 8/12/2024	100,000	93,611
1.38%, 9/14/2030	100,000	78,008
1.75%, 8/12/2031	140,000	110,492
2.00%, 7/28/2026	100,000	91,304
2.90%, 5/5/2027	150,000	140,186
3.10%, 7/30/2025 (b)	50,000	48,099
		3,151,448
DISTRIBUTION & WHOLESALE — 0.0% (a)
WW Grainger, Inc.:
1.85%, 2/15/2025	100,000	93,866
4.60%, 6/15/2045	50,000	45,454
		139,320
DIVERSIFIED FINANCIAL SERVICES — 0.9%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust:
1.65%, 10/29/2024	1,150,000	1,061,956
1.75%, 1/30/2026	225,000	198,297
2.45%, 10/29/2026	150,000	131,184
3.30%, 1/30/2032	150,000	117,196
3.40%, 10/29/2033	150,000	114,087
Security Description	Principal Amount	Value
3.65%, 7/21/2027	$ 150,000	$ 135,894
6.50%, 7/15/2025	500,000	507,930
Series 3NC1, 1.75%, 10/29/2024	150,000	138,325
Affiliated Managers Group, Inc. 3.30%, 6/15/2030	70,000	58,437
Air Lease Corp.:
0.80%, 8/18/2024	85,000	78,361
1.88%, 8/15/2026	100,000	87,048
3.13%, 12/1/2030	100,000	82,803
3.25%, 3/1/2025	100,000	94,961
3.63%, 4/1/2027	70,000	63,836
4.25%, 9/15/2024 (b)	25,000	24,480
5.85%, 12/15/2027	250,000	250,080
Series GMTN, 3.75%, 6/1/2026	150,000	140,521
Series MTN, 0.70%, 2/15/2024	100,000	94,509
Series MTN, 2.88%, 1/15/2026	160,000	148,149
Aircastle, Ltd.:
4.13%, 5/1/2024	25,000	24,164
4.25%, 6/15/2026	65,000	61,196
Ally Financial, Inc.:
2.20%, 11/2/2028	100,000	78,227
5.80%, 5/1/2025	215,000	214,151
7.10%, 11/15/2027 (b)	200,000	203,906
American Express Co.:
1.65%, 11/4/2026	550,000	487,437
2.25%, 3/4/2025	500,000	472,360
2.50%, 7/30/2024	165,000	158,778
2.55%, 3/4/2027	165,000	150,259
3.00%, 10/30/2024	100,000	96,802
3.95%, 8/1/2025	250,000	245,000
4.20%, 11/6/2025 (b)	105,000	103,770
SOFR + 1.76%, 4.42%, 8/3/2033 (b) (c)	250,000	236,962
SOFR + 2.26%, 4.99%, 5/26/2033 (c)	105,000	101,195
Ameriprise Financial, Inc.:
3.70%, 10/15/2024	50,000	48,739
4.50%, 5/13/2032 (b)	70,000	67,639
BlackRock, Inc.:
1.90%, 1/28/2031	25,000	20,229
2.40%, 4/30/2030 (b)	45,000	38,419
3.20%, 3/15/2027	56,000	53,024
3.25%, 4/30/2029 (b)	60,000	55,434
3.50%, 3/18/2024	25,000	24,609
Brookfield Finance, Inc.:
2.72%, 4/15/2031	80,000	64,029
3.50%, 3/30/2051	50,000	31,907
3.90%, 1/25/2028	50,000	45,980
4.35%, 4/15/2030	100,000	90,652
4.70%, 9/20/2047	50,000	39,982
4.85%, 3/29/2029	100,000	95,502

See accompanying notes to financial statements.
38

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022

Security Description	Principal Amount	Value
Capital One Financial Corp.:
3.30%, 10/30/2024	$ 100,000	$ 96,513
3.75%, 7/28/2026	125,000	118,006
3.80%, 1/31/2028	250,000	234,182
3.90%, 1/29/2024	200,000	197,480
SOFR + 0.86%, 1.88%, 11/2/2027 (c)	300,000	262,338
SOFR + 1.27%, 2.62%, 11/2/2032 (c)	300,000	230,886
SOFR + 1.29%, 2.64%, 3/3/2026 (c)	175,000	164,080
SOFR + 1.79%, 3.27%, 3/1/2030 (c)	200,000	171,382
SOFR + 2.06%, 4.93%, 5/10/2028 (c)	250,000	242,167
Cboe Global Markets, Inc. 1.63%, 12/15/2030 (b)	100,000	77,802
Charles Schwab Corp.:
0.75%, 3/18/2024	500,000	475,255
0.90%, 3/11/2026	250,000	221,460
1.15%, 5/13/2026	50,000	44,449
1.65%, 3/11/2031	250,000	194,455
2.00%, 3/20/2028 (b)	500,000	438,850
2.30%, 5/13/2031	100,000	81,701
3.20%, 1/25/2028 (b)	50,000	46,625
3.45%, 2/13/2026	50,000	48,385
3.85%, 5/21/2025	250,000	244,122
4.00%, 2/1/2029	50,000	47,569
CI Financial Corp. 3.20%, 12/17/2030	250,000	189,990
CME Group, Inc.:
2.65%, 3/15/2032	145,000	121,598
3.75%, 6/15/2028 (b)	100,000	96,400
Credit Suisse USA, Inc. 7.13%, 7/15/2032 (b)	50,000	50,514
Discover Financial Services:
4.10%, 2/9/2027	75,000	70,589
4.50%, 1/30/2026	50,000	48,451
6.70%, 11/29/2032	400,000	407,052
Eaton Vance Corp. 3.50%, 4/6/2027	150,000	139,666
Franklin Resources, Inc. 1.60%, 10/30/2030	100,000	76,884
Intercontinental Exchange, Inc.:
2.10%, 6/15/2030	30,000	24,482
2.65%, 9/15/2040	50,000	34,786
3.00%, 6/15/2050	25,000	16,731
3.00%, 9/15/2060	50,000	31,191
3.10%, 9/15/2027	100,000	92,814
3.65%, 5/23/2025	595,000	582,303
3.75%, 12/1/2025 (b)	180,000	175,264
4.00%, 9/15/2027	200,000	193,202
4.25%, 9/21/2048	150,000	125,608
4.35%, 6/15/2029	85,000	82,232
4.60%, 3/15/2033	55,000	52,753
Security Description	Principal Amount	Value
4.95%, 6/15/2052	$ 95,000	$ 88,150
5.20%, 6/15/2062	145,000	137,641
Invesco Finance PLC 3.75%, 1/15/2026	50,000	48,001
Jefferies Financial Group, Inc.:
2.63%, 10/15/2031	250,000	192,037
2.75%, 10/15/2032	40,000	30,036
4.15%, 1/23/2030	50,000	44,677
4.85%, 1/15/2027	90,000	88,462
6.50%, 1/20/2043	50,000	48,824
Lazard Group LLC 4.50%, 9/19/2028	100,000	92,602
Mastercard, Inc.:
2.00%, 3/3/2025	100,000	94,756
2.95%, 6/1/2029	100,000	90,284
3.30%, 3/26/2027	30,000	28,591
3.35%, 3/26/2030	50,000	45,814
3.50%, 2/26/2028	30,000	28,485
3.65%, 6/1/2049	100,000	81,489
3.85%, 3/26/2050	515,000	431,884
3.95%, 2/26/2048	30,000	25,698
Nasdaq, Inc.:
1.65%, 1/15/2031 (b)	200,000	153,006
2.50%, 12/21/2040	250,000	162,187
3.25%, 4/28/2050	40,000	26,989
3.95%, 3/7/2052	500,000	382,660
Nomura Holdings, Inc.:
1.65%, 7/14/2026	150,000	130,911
1.85%, 7/16/2025	200,000	182,060
2.33%, 1/22/2027	500,000	438,305
2.65%, 1/16/2025	500,000	472,235
ORIX Corp.:
2.25%, 3/9/2031 (b)	100,000	78,733
3.70%, 7/18/2027	50,000	46,804
4.00%, 4/13/2032	100,000	88,447
Raymond James Financial, Inc. 3.75%, 4/1/2051	165,000	119,881
Stifel Financial Corp. 4.00%, 5/15/2030	100,000	86,683
Synchrony Financial:
2.88%, 10/28/2031	150,000	111,786
4.50%, 7/23/2025	50,000	48,053
Visa, Inc.:
0.75%, 8/15/2027 (b)	45,000	38,394
1.10%, 2/15/2031 (b)	500,000	384,560
1.90%, 4/15/2027	500,000	451,170
2.05%, 4/15/2030	150,000	127,104
2.70%, 4/15/2040	350,000	265,093
2.75%, 9/15/2027 (b)	250,000	231,790
3.65%, 9/15/2047	100,000	82,568
4.15%, 12/14/2035	50,000	47,141
4.30%, 12/14/2045	200,000	182,820
		19,025,434

See accompanying notes to financial statements.
39

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022

Security Description	Principal Amount	Value
ELECTRIC — 1.8%
AEP Texas, Inc.:
3.45%, 5/15/2051	$ 50,000	$ 35,370
3.80%, 10/1/2047	25,000	18,199
4.70%, 5/15/2032	200,000	191,596
Series H, 3.45%, 1/15/2050	100,000	70,811
AEP Transmission Co. LLC:
3.75%, 12/1/2047	100,000	77,664
3.80%, 6/15/2049	50,000	39,165
4.25%, 9/15/2048	20,000	16,525
AES Corp.:
1.38%, 1/15/2026	250,000	222,757
2.45%, 1/15/2031	500,000	396,320
Alabama Power Co.:
3.13%, 7/15/2051	50,000	34,526
3.85%, 12/1/2042	75,000	60,163
Series 20-A, 1.45%, 9/15/2030	50,000	38,935
Series A, 4.30%, 7/15/2048	65,000	54,464
Ameren Corp.:
1.75%, 3/15/2028	50,000	42,412
3.65%, 2/15/2026	50,000	47,802
Ameren Illinois Co.:
3.70%, 12/1/2047	50,000	39,744
3.80%, 5/15/2028	25,000	23,799
4.15%, 3/15/2046	50,000	42,122
4.50%, 3/15/2049	50,000	46,088
American Electric Power Co., Inc.:
5 Year CMT + 2.68%, 3.88%, 2/15/2062 (c)	250,000	196,262
Series J, 4.30%, 12/1/2028	100,000	95,516
Series N, 1.00%, 11/1/2025 (b)	30,000	26,820
Appalachian Power Co.:
4.40%, 5/15/2044	25,000	20,572
4.50%, 8/1/2032	85,000	79,548
7.00%, 4/1/2038	25,000	27,911
Arizona Public Service Co.:
2.65%, 9/15/2050	85,000	49,167
3.75%, 5/15/2046	25,000	17,551
4.20%, 8/15/2048	25,000	19,117
4.25%, 3/1/2049	50,000	38,145
4.35%, 11/15/2045	50,000	39,343
Avangrid, Inc. 3.15%, 12/1/2024	50,000	47,927
Baltimore Gas & Electric Co.:
2.25%, 6/15/2031	400,000	324,480
6.35%, 10/1/2036	50,000	53,415
Berkshire Hathaway Energy Co.:
1.65%, 5/15/2031	30,000	23,209
2.85%, 5/15/2051	300,000	197,289
3.25%, 4/15/2028	30,000	27,798
Security Description	Principal Amount	Value
3.70%, 7/15/2030	$ 250,000	$ 228,860
4.25%, 10/15/2050	500,000	416,830
4.50%, 2/1/2045	50,000	43,489
4.60%, 5/1/2053 (e)	500,000	439,650
5.15%, 11/15/2043	150,000	143,052
Black Hills Corp.:
3.15%, 1/15/2027	25,000	23,088
3.88%, 10/15/2049	100,000	71,008
4.35%, 5/1/2033	30,000	26,474
CenterPoint Energy Houston Electric LLC:
3.95%, 3/1/2048	50,000	41,129
Series AA, 3.00%, 2/1/2027	100,000	94,209
Series AC, 4.25%, 2/1/2049	200,000	174,462
Series AE, 2.35%, 4/1/2031	55,000	45,680
Series AF, 3.35%, 4/1/2051	350,000	259,854
Series Z, 2.40%, 9/1/2026	50,000	45,773
CenterPoint Energy, Inc. 2.65%, 6/1/2031 (b)	40,000	32,965
Cleco Corporate Holdings LLC 4.97%, 5/1/2046	20,000	16,920
CMS Energy Corp.:
3.45%, 8/15/2027 (b)	50,000	46,310
5 Year CMT + 4.12%, 4.75%, 6/1/2050 (c)	50,000	43,396
Commonwealth Edison Co.:
4.00%, 3/1/2048	125,000	102,960
Series 123, 3.75%, 8/15/2047	150,000	117,232
Series 130, 3.13%, 3/15/2051	150,000	104,532
Series 131, 2.75%, 9/1/2051	285,000	183,346
Series 132, 3.15%, 3/15/2032	100,000	87,559
Connecticut Light & Power Co.:
Series A, 0.75%, 12/1/2025 (b)	250,000	223,857
Series A, 3.20%, 3/15/2027	150,000	140,992
Series A, 4.15%, 6/1/2045	100,000	83,588
Consolidated Edison Co. of New York, Inc.:
2.40%, 6/15/2031	200,000	164,064
3.20%, 12/1/2051	500,000	347,500
3.60%, 6/15/2061	250,000	179,800
3.70%, 11/15/2059	85,000	61,284
3.85%, 6/15/2046	50,000	38,891
4.45%, 3/15/2044	75,000	64,600
4.50%, 5/15/2058	100,000	83,646
Series 06-B, 6.20%, 6/15/2036	25,000	26,238

See accompanying notes to financial statements.
40

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022

Security Description	Principal Amount	Value
Series 20B, 3.95%, 4/1/2050	$ 250,000	$ 198,830
Series A, 4.13%, 5/15/2049	100,000	81,386
Series C, 3.00%, 12/1/2060	150,000	93,907
Series D, 4.00%, 12/1/2028	100,000	95,592
Consumers Energy Co.:
3.25%, 8/15/2046	50,000	36,338
3.75%, 2/15/2050	50,000	39,309
4.05%, 5/15/2048	100,000	83,370
Dayton Power & Light Co. 3.95%, 6/15/2049	30,000	23,334
Dominion Energy South Carolina, Inc. Series A, 2.30%, 12/1/2031	150,000	120,820
Dominion Energy, Inc.:
4.70%, 12/1/2044	130,000	110,701
5.38%, 11/15/2032	350,000	347,760
Series A, 1.45%, 4/15/2026	75,000	66,832
Series B, 3.30%, 4/15/2041	565,000	418,219
Series C, 2.25%, 8/15/2031	45,000	35,746
Series C, 3.38%, 4/1/2030	350,000	308,360
Series D, 2.85%, 8/15/2026	25,000	23,091
DTE Electric Co.:
2.25%, 3/1/2030	500,000	421,585
3.70%, 6/1/2046	75,000	58,405
Series A, 3.00%, 3/1/2032	100,000	86,352
DTE Energy Co.:
Series C, 3.40%, 6/15/2029	164,000	145,863
Series F, 1.05%, 6/1/2025	70,000	63,422
Duke Energy Carolinas LLC:
2.45%, 8/15/2029	150,000	128,944
2.55%, 4/15/2031	75,000	62,682
2.85%, 3/15/2032	155,000	130,953
3.20%, 8/15/2049	100,000	70,529
3.45%, 4/15/2051	90,000	66,307
3.88%, 3/15/2046	150,000	118,488
3.95%, 11/15/2028	100,000	96,048
4.25%, 12/15/2041	130,000	112,502
Duke Energy Corp.:
0.90%, 9/15/2025	350,000	313,306
2.55%, 6/15/2031	100,000	81,608
2.65%, 9/1/2026	50,000	46,193
3.15%, 8/15/2027	100,000	92,317
3.30%, 6/15/2041	850,000	621,987
3.50%, 6/15/2051	100,000	70,199
3.75%, 9/1/2046	250,000	186,277
3.95%, 8/15/2047	150,000	113,989
Security Description	Principal Amount	Value
5.00%, 8/15/2052	$ 500,000	$ 448,570
Duke Energy Florida LLC:
2.50%, 12/1/2029	150,000	128,413
3.20%, 1/15/2027	250,000	236,295
6.40%, 6/15/2038	50,000	55,073
Duke Energy Indiana LLC 2.75%, 4/1/2050	65,000	40,986
Duke Energy Ohio, Inc. 3.70%, 6/15/2046	28,000	20,731
Duke Energy Progress LLC:
2.50%, 8/15/2050	100,000	60,525
3.40%, 4/1/2032 (b)	145,000	128,309
3.60%, 9/15/2047	50,000	37,682
3.70%, 9/1/2028	50,000	47,063
4.20%, 8/15/2045	150,000	125,829
Edison International:
3.55%, 11/15/2024	80,000	77,257
4.13%, 3/15/2028	50,000	46,393
6.95%, 11/15/2029	300,000	314,310
Emera US Finance L.P.:
0.83%, 6/15/2024	750,000	701,760
4.75%, 6/15/2046	130,000	101,140
Enel Chile SA 4.88%, 6/12/2028 (b)	50,000	48,694
Entergy Arkansas LLC:
2.65%, 6/15/2051	100,000	61,361
3.35%, 6/15/2052	100,000	70,078
4.20%, 4/1/2049	25,000	20,653
Entergy Corp.:
1.90%, 6/15/2028	125,000	105,796
2.40%, 6/15/2031	150,000	118,899
2.95%, 9/1/2026	50,000	46,540
Entergy Louisiana LLC:
3.05%, 6/1/2031	25,000	21,406
3.10%, 6/15/2041	250,000	185,675
3.25%, 4/1/2028	200,000	182,226
4.20%, 4/1/2050	50,000	40,721
Entergy Mississippi LLC:
2.85%, 6/1/2028	25,000	22,195
3.50%, 6/1/2051	145,000	104,994
3.85%, 6/1/2049	125,000	96,089
Entergy Texas, Inc.:
1.75%, 3/15/2031	85,000	66,541
3.55%, 9/30/2049	25,000	18,075
Evergy Kansas Central, Inc.:
3.25%, 9/1/2049	25,000	17,397
4.13%, 3/1/2042	30,000	24,911
Evergy Metro, Inc.:
4.20%, 6/15/2047	25,000	20,306
4.20%, 3/15/2048	50,000	39,723
Series 2019, 4.13%, 4/1/2049	100,000	80,492
Series 2020, 2.25%, 6/1/2030 (b)	50,000	41,178
Eversource Energy:
2.90%, 3/1/2027	100,000	92,156

See accompanying notes to financial statements.
41

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022

Security Description	Principal Amount	Value
3.38%, 3/1/2032	$ 100,000	$ 86,959
Series L, 2.90%, 10/1/2024	250,000	241,077
Series O, 4.25%, 4/1/2029	25,000	23,625
Exelon Corp.:
2.75%, 3/15/2027	100,000	91,708
3.35%, 3/15/2032	100,000	86,849
3.40%, 4/15/2026	100,000	95,036
3.95%, 6/15/2025	50,000	48,836
4.10%, 3/15/2052	350,000	279,672
4.70%, 4/15/2050	250,000	219,600
5.10%, 6/15/2045	330,000	306,544
Florida Power & Light Co.:
2.45%, 2/3/2032	500,000	417,980
2.85%, 4/1/2025	500,000	479,100
2.88%, 12/4/2051	750,000	510,720
3.15%, 10/1/2049	30,000	21,793
3.25%, 6/1/2024	25,000	24,423
3.95%, 3/1/2048	85,000	70,584
3.99%, 3/1/2049	25,000	21,100
4.05%, 10/1/2044	50,000	42,454
4.13%, 6/1/2048	100,000	85,113
Fortis, Inc. 3.06%, 10/4/2026	50,000	46,445
Georgia Power Co.:
Series A, 2.20%, 9/15/2024	100,000	95,307
Series A, 3.25%, 3/15/2051	570,000	393,226
Indiana Michigan Power Co.:
3.25%, 5/1/2051	45,000	30,788
4.25%, 8/15/2048	15,000	12,166
Interstate Power & Light Co.:
3.50%, 9/30/2049	50,000	35,783
3.70%, 9/15/2046	50,000	36,172
4.10%, 9/26/2028	50,000	47,596
IPALCO Enterprises, Inc. 4.25%, 5/1/2030	100,000	88,894
ITC Holdings Corp. 3.35%, 11/15/2027	50,000	45,996
MidAmerican Energy Co. 3.95%, 8/1/2047	150,000	123,651
National Rural Utilities Cooperative Finance Corp.:
0.35%, 2/8/2024 (b)	345,000	327,736
1.00%, 6/15/2026 (b)	100,000	88,252
1.35%, 3/15/2031	50,000	36,987
2.95%, 2/7/2024	100,000	97,736
3.40%, 2/7/2028	50,000	46,355
3.90%, 11/1/2028	100,000	93,908
4.02%, 11/1/2032 (b)	50,000	45,396
Series MTN, 1.65%, 6/15/2031 (b)	200,000	152,246
NextEra Energy Capital Holdings, Inc.:
1.90%, 6/15/2028	750,000	641,835
2.25%, 6/1/2030	250,000	205,770
Security Description	Principal Amount	Value
2.44%, 1/15/2032	$ 500,000	$ 402,965
2.75%, 11/1/2029 (b)	165,000	142,781
3.50%, 4/1/2029	100,000	90,982
3.55%, 5/1/2027	100,000	94,312
3 Month USD LIBOR + 2.41%, 4.80%, 12/1/2077 (c)	25,000	20,526
Northern States Power Co.:
2.60%, 6/1/2051	50,000	32,032
2.90%, 3/1/2050	30,000	20,650
3.60%, 9/15/2047	50,000	38,686
NSTAR Electric Co. 3.20%, 5/15/2027	50,000	46,997
Oglethorpe Power Corp. 5.05%, 10/1/2048	100,000	86,016
Ohio Power Co.:
4.00%, 6/1/2049	20,000	15,839
Series Q, 1.63%, 1/15/2031 (b)	100,000	77,480
Oklahoma Gas & Electric Co. 3.80%, 8/15/2028 (b)	50,000	46,891
Oncor Electric Delivery Co. LLC:
0.55%, 10/1/2025	70,000	62,388
2.75%, 5/15/2030	75,000	65,347
3.70%, 11/15/2028	200,000	188,716
3.80%, 9/30/2047	100,000	81,389
4.15%, 6/1/2032 (e)	75,000	71,254
7.50%, 9/1/2038	50,000	60,603
5.35%, 10/1/2052 (b)	100,000	101,886
Pacific Gas & Electric Co.:
2.50%, 2/1/2031	350,000	272,121
3.25%, 2/16/2024	90,000	87,775
3.25%, 6/1/2031	790,000	642,183
3.30%, 8/1/2040	350,000	237,356
3.45%, 7/1/2025	250,000	237,160
3.50%, 8/1/2050	295,000	185,679
4.20%, 3/1/2029	70,000	62,611
4.20%, 6/1/2041	55,000	41,186
4.50%, 7/1/2040	250,000	195,697
4.55%, 7/1/2030	250,000	226,627
4.95%, 7/1/2050	250,000	195,865
5.25%, 3/1/2052	500,000	410,270
PacifiCorp:
2.70%, 9/15/2030	320,000	274,963
2.90%, 6/15/2052	200,000	131,632
3.30%, 3/15/2051	65,000	46,857
5.35%, 12/1/2053	600,000	600,204
PECO Energy Co.:
3.05%, 3/15/2051	45,000	30,839
3.90%, 3/1/2048	125,000	102,941
PG&E Wildfire Recovery Funding LLC:
5.21%, 12/1/2049	500,000	483,840
Series A-1, 3.59%, 6/1/2032	375,268	356,249

See accompanying notes to financial statements.
42

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022

Security Description	Principal Amount	Value
PPL Electric Utilities Corp.:
3.00%, 10/1/2049	$ 70,000	$ 47,919
3.95%, 6/1/2047	50,000	40,736
Public Service Co. of Colorado:
3.80%, 6/15/2047	150,000	119,109
Series 34, 3.20%, 3/1/2050 (b)	30,000	21,501
Series 35, 1.90%, 1/15/2031	500,000	400,900
Public Service Electric & Gas Co.:
4.90%, 12/15/2032	625,000	626,331
Series MTN, 0.95%, 3/15/2026	150,000	133,174
Series MTN, 2.05%, 8/1/2050	50,000	27,941
Series MTN, 3.00%, 3/1/2051 (b)	150,000	102,381
Series MTN, 3.20%, 5/15/2029	50,000	45,353
Series MTN, 3.20%, 8/1/2049	30,000	21,611
Series MTN, 3.60%, 12/1/2047	100,000	76,502
Series MTN, 3.65%, 9/1/2042	50,000	40,016
Series MTN, 3.70%, 5/1/2028	50,000	47,635
Public Service Enterprise Group, Inc.:
1.60%, 8/15/2030	100,000	77,688
2.45%, 11/15/2031	100,000	80,098
2.88%, 6/15/2024	70,000	67,676
Puget Energy, Inc. 4.22%, 3/15/2032	180,000	160,178
Puget Sound Energy, Inc.:
3.25%, 9/15/2049	65,000	44,558
4.22%, 6/15/2048	65,000	53,221
5.80%, 3/15/2040	50,000	49,773
San Diego Gas & Electric Co.:
Series RRR, 3.75%, 6/1/2047	50,000	39,197
Series VVV, 1.70%, 10/1/2030	150,000	118,873
Series WWW, 2.95%, 8/15/2051	350,000	237,926
Sempra Energy:
3.25%, 6/15/2027	300,000	277,404
3.30%, 4/1/2025	140,000	134,393
3.40%, 2/1/2028	30,000	27,876
3.80%, 2/1/2038	100,000	81,985
4.00%, 2/1/2048	30,000	23,587
Sierra Pacific Power Co. 2.60%, 5/1/2026	50,000	46,371
Security Description	Principal Amount	Value
Southern California Edison Co.:
2.25%, 6/1/2030	$ 100,000	$ 82,504
2.75%, 2/1/2032	125,000	104,730
2.85%, 8/1/2029	115,000	99,958
3.65%, 2/1/2050	250,000	183,760
4.00%, 4/1/2047	191,000	149,967
4.50%, 9/1/2040	25,000	21,340
Series 13-A, 3.90%, 3/15/2043	50,000	38,627
Series 20A, 2.95%, 2/1/2051	500,000	320,545
Series A, 4.20%, 3/1/2029	100,000	95,131
Series B, 3.65%, 3/1/2028	100,000	93,373
Series C, 3.60%, 2/1/2045	50,000	35,992
Southern Co.:
3.25%, 7/1/2026	250,000	235,500
4.25%, 7/1/2036	250,000	218,410
Series B, 5 Year CMT + 3.73%, 4.00%, 1/15/2051 (c)	500,000	454,625
Southern Power Co.:
0.90%, 1/15/2026	250,000	219,755
Series F, 4.95%, 12/15/2046	150,000	127,822
Southwestern Electric Power Co.:
3.25%, 11/1/2051	250,000	165,305
Series K, 2.75%, 10/1/2026	50,000	45,846
Series M, 4.10%, 9/15/2028	25,000	23,729
Series N, 1.65%, 3/15/2026	300,000	268,839
Southwestern Public Service Co.:
3.30%, 6/15/2024	50,000	48,866
3.75%, 6/15/2049	100,000	76,555
Tampa Electric Co.:
3.63%, 6/15/2050	150,000	108,919
4.30%, 6/15/2048	50,000	40,229
4.45%, 6/15/2049	25,000	20,690
Tucson Electric Power Co.:
3.25%, 5/1/2051	35,000	23,254
4.85%, 12/1/2048	50,000	42,928
Union Electric Co.:
2.15%, 3/15/2032	250,000	197,467
3.50%, 3/15/2029	250,000	231,340
4.00%, 4/1/2048	50,000	40,206
Virginia Electric & Power Co.:
2.45%, 12/15/2050	375,000	223,549
3.30%, 12/1/2049	50,000	35,871
3.45%, 2/15/2024	50,000	49,166
4.60%, 12/1/2048	250,000	218,285
8.88%, 11/15/2038	50,000	65,602

See accompanying notes to financial statements.
43

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022

Security Description	Principal Amount	Value
Series B, 2.95%, 11/15/2026 (b)	$ 30,000	$ 28,034
Series B, 3.75%, 5/15/2027	155,000	148,214
WEC Energy Group, Inc.:
1.80%, 10/15/2030	250,000	195,647
2.20%, 12/15/2028	100,000	84,673
Wisconsin Electric Power Co.:
2.05%, 12/15/2024	50,000	47,293
4.30%, 10/15/2048	25,000	20,517
Wisconsin Power & Light Co. 1.95%, 9/16/2031 (b)	275,000	216,683
Wisconsin Public Service Corp. 5.35%, 11/10/2025	75,000	75,801
Xcel Energy, Inc.:
1.75%, 3/15/2027	500,000	438,555
2.60%, 12/1/2029	100,000	85,412
4.00%, 6/15/2028 (b)	50,000	47,894
		37,738,297
ELECTRICAL COMPONENTS & EQUIPMENT — 0.0% (a)
Emerson Electric Co.:
0.88%, 10/15/2026	65,000	56,317
1.95%, 10/15/2030	50,000	40,485
2.00%, 12/21/2028	200,000	170,148
2.20%, 12/21/2031	700,000	565,852
		832,802
ELECTRONICS — 0.1%
Agilent Technologies, Inc. 2.75%, 9/15/2029	50,000	43,057
Allegion PLC 3.50%, 10/1/2029	50,000	43,098
Allegion US Holding Co., Inc. 3.55%, 10/1/2027	50,000	45,364
Amphenol Corp.:
2.20%, 9/15/2031	60,000	47,539
2.80%, 2/15/2030	100,000	85,476
4.35%, 6/1/2029	50,000	47,674
Arrow Electronics, Inc.:
3.25%, 9/8/2024	50,000	48,122
3.88%, 1/12/2028	25,000	22,758
Avnet, Inc. 3.00%, 5/15/2031	100,000	77,381
Flex, Ltd.:
3.75%, 2/1/2026	50,000	47,083
4.88%, 6/15/2029	75,000	70,523
6.00%, 1/15/2028	355,000	354,471
Fortive Corp. 3.15%, 6/15/2026	50,000	46,724
Honeywell International, Inc.:
1.10%, 3/1/2027	200,000	174,324
1.75%, 9/1/2031	160,000	126,757
1.95%, 6/1/2030	250,000	206,797
2.30%, 8/15/2024	100,000	96,071
2.50%, 11/1/2026	150,000	138,474
Security Description	Principal Amount	Value
2.70%, 8/15/2029	$ 60,000	$ 53,314
Hubbell, Inc.:
2.30%, 3/15/2031	60,000	47,779
3.35%, 3/1/2026	50,000	47,555
Jabil, Inc.:
1.70%, 4/15/2026	65,000	57,508
3.60%, 1/15/2030	25,000	21,916
3.95%, 1/12/2028	25,000	23,286
Keysight Technologies, Inc.:
3.00%, 10/30/2029	50,000	43,374
4.60%, 4/6/2027	30,000	29,360
Trimble, Inc. 4.90%, 6/15/2028	50,000	48,005
Tyco Electronics Group SA:
2.50%, 2/4/2032 (b)	45,000	37,079
3.70%, 2/15/2026	50,000	48,139
		2,179,008
ENTERTAINMENT — 0.2%
WarnerMedia Holdings, Inc.:
3.64%, 3/15/2025 (e)	500,000	475,580
3.76%, 3/15/2027 (b) (e)	685,000	618,240
4.05%, 3/15/2029 (e)	500,000	433,355
4.28%, 3/15/2032 (e)	645,000	531,815
5.14%, 3/15/2052 (e)	1,250,000	917,850
5.39%, 3/15/2062 (e)	500,000	366,280
		3,343,120
ENVIRONMENTAL CONTROL — 0.0% (a)
Republic Services, Inc.:
1.45%, 2/15/2031	100,000	76,796
2.90%, 7/1/2026	45,000	42,005
3.38%, 11/15/2027	60,000	55,975
3.95%, 5/15/2028	150,000	142,809
Waste Connections, Inc.:
2.20%, 1/15/2032	115,000	91,481
2.95%, 1/15/2052	115,000	76,558
3.05%, 4/1/2050	20,000	13,649
3.50%, 5/1/2029	50,000	45,765
Waste Management, Inc.:
0.75%, 11/15/2025	20,000	17,907
1.15%, 3/15/2028	30,000	25,022
1.50%, 3/15/2031 (b)	30,000	23,418
2.00%, 6/1/2029 (b)	75,000	63,454
2.50%, 11/15/2050 (b)	20,000	12,513
2.95%, 6/1/2041	55,000	40,603
		727,955
FOOD — 0.3%
Campbell Soup Co.:
2.38%, 4/24/2030 (b)	15,000	12,455
3.95%, 3/15/2025	100,000	97,690
4.15%, 3/15/2028	50,000	47,794
4.80%, 3/15/2048	20,000	17,781
Conagra Brands, Inc.:
5.30%, 11/1/2038	265,000	250,666

See accompanying notes to financial statements.
44

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022

Security Description	Principal Amount	Value
5.40%, 11/1/2048	$ 40,000	$ 37,169
Flowers Foods, Inc. 2.40%, 3/15/2031 (b)	45,000	36,192
General Mills, Inc.:
3.00%, 2/1/2051	510,000	348,248
3.20%, 2/10/2027 (b)	100,000	94,689
3.65%, 2/15/2024	50,000	49,253
4.20%, 4/17/2028	25,000	24,163
Hershey Co.:
0.90%, 6/1/2025	45,000	41,147
3.20%, 8/21/2025	25,000	24,069
Hormel Foods Corp.:
0.65%, 6/3/2024 (b)	35,000	33,005
1.70%, 6/3/2028	570,000	492,611
3.05%, 6/3/2051	45,000	31,201
Ingredion, Inc. 2.90%, 6/1/2030	100,000	84,712
JBS USA LUX SA / JBS USA Food Co. / JBS USA Finance, Inc.:
5.75%, 4/1/2033 (e)	250,000	238,845
6.50%, 12/1/2052 (e)	500,000	475,350
JM Smucker Co.:
3.38%, 12/15/2027	100,000	92,490
3.55%, 3/15/2050	25,000	17,191
4.25%, 3/15/2035	50,000	44,625
Kellogg Co.:
4.30%, 5/15/2028	100,000	97,223
4.50%, 4/1/2046 (b)	100,000	85,584
Kraft Heinz Foods Co.:
3.88%, 5/15/2027	750,000	716,580
4.88%, 10/1/2049	750,000	654,502
Kroger Co.:
2.65%, 10/15/2026	50,000	45,905
3.70%, 8/1/2027	35,000	33,074
3.95%, 1/15/2050	550,000	428,582
4.45%, 2/1/2047	100,000	84,461
4.65%, 1/15/2048	100,000	86,341
McCormick & Co., Inc. 3.40%, 8/15/2027 (b)	100,000	93,318
Mondelez International, Inc.:
1.50%, 5/4/2025	60,000	55,613
1.50%, 2/4/2031	40,000	30,763
1.88%, 10/15/2032 (b)	75,000	56,984
2.13%, 3/17/2024	65,000	62,689
2.63%, 3/17/2027	200,000	181,630
2.63%, 9/4/2050	35,000	22,157
2.75%, 4/13/2030	35,000	30,162
3.00%, 3/17/2032 (b)	200,000	170,532
Sysco Corp.:
2.40%, 2/15/2030	10,000	8,311
2.45%, 12/14/2031	145,000	116,368
3.15%, 12/14/2051	500,000	331,880
3.25%, 7/15/2027	50,000	46,271
3.30%, 7/15/2026	100,000	94,444
3.30%, 2/15/2050	10,000	6,878
Security Description	Principal Amount	Value
3.75%, 10/1/2025	$ 5,000	$ 4,837
4.45%, 3/15/2048	50,000	41,102
4.85%, 10/1/2045	5,000	4,369
6.60%, 4/1/2050	250,000	272,325
Tyson Foods, Inc.:
3.55%, 6/2/2027	150,000	140,431
4.55%, 6/2/2047	285,000	243,960
		6,838,622
FOREST PRODUCTS & PAPER — 0.0% (a)
Celulosa Arauco y Constitucion SA:
3.88%, 11/2/2027	200,000	187,576
4.50%, 8/1/2024	50,000	49,247
Fibria Overseas Finance, Ltd. 5.50%, 1/17/2027 (b)	25,000	25,092
Georgia-Pacific LLC 7.75%, 11/15/2029 (b)	25,000	28,360
International Paper Co. 4.35%, 8/15/2048 (b)	27,000	22,507
Suzano Austria GmbH:
2.50%, 9/15/2028	125,000	105,060
3.75%, 1/15/2031	150,000	125,570
Series DM3N, 3.13%, 1/15/2032	80,000	62,477
		605,889
GAS — 0.2%
Atmos Energy Corp.:
1.50%, 1/15/2031	100,000	77,892
2.63%, 9/15/2029	200,000	173,704
3.00%, 6/15/2027 (b)	150,000	140,008
4.15%, 1/15/2043	25,000	20,899
National Fuel Gas Co.:
3.95%, 9/15/2027	50,000	46,232
5.50%, 1/15/2026	30,000	29,912
NiSource, Inc.:
0.95%, 8/15/2025	560,000	505,114
1.70%, 2/15/2031	100,000	76,159
2.95%, 9/1/2029	100,000	86,865
3.49%, 5/15/2027	50,000	47,128
4.38%, 5/15/2047	150,000	126,180
4.80%, 2/15/2044	30,000	26,488
ONE Gas, Inc.:
1.10%, 3/11/2024	135,000	129,472
4.50%, 11/1/2048	90,000	74,567
Piedmont Natural Gas Co., Inc.:
2.50%, 3/15/2031	190,000	155,162
5.05%, 5/15/2052	750,000	680,287
Southern California Gas Co.:
2.95%, 4/15/2027	110,000	101,642
3.15%, 9/15/2024	25,000	24,332
3.20%, 6/15/2025	50,000	48,246
3.75%, 9/15/2042	30,000	23,546
5.13%, 11/15/2040 (b)	25,000	23,678

See accompanying notes to financial statements.
45

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022

Security Description	Principal Amount	Value
Series VV, 4.30%, 1/15/2049	$ 50,000	$ 41,298
Southern Co. Gas Capital Corp.:
4.40%, 5/30/2047	150,000	119,779
Series 20-A, 1.75%, 1/15/2031	500,000	382,110
Southwest Gas Corp.:
3.70%, 4/1/2028	25,000	22,916
4.05%, 3/15/2032	90,000	78,923
Washington Gas Light Co. Series MTN, 3.65%, 9/15/2049	50,000	36,563
		3,299,102
HAND & MACHINE TOOLS — 0.0% (a)
Kennametal, Inc. 4.63%, 6/15/2028	50,000	46,967
Snap-on, Inc. 3.10%, 5/1/2050	70,000	49,885
Stanley Black & Decker, Inc.:
2.75%, 11/15/2050	100,000	60,930
3.40%, 3/1/2026	35,000	33,346
4.25%, 11/15/2028	100,000	95,467
5 Year CMT + 2.66%, 4.00%, 3/15/2060 (b) (c)	30,000	25,786
		312,381
HEALTH CARE PRODUCTS — 0.3%
Abbott Laboratories:
1.40%, 6/30/2030	500,000	397,635
2.95%, 3/15/2025	75,000	72,446
3.75%, 11/30/2026 (b)	85,000	82,845
4.75%, 11/30/2036	250,000	247,600
4.75%, 4/15/2043	25,000	23,935
4.90%, 11/30/2046	150,000	146,769
Baxter International, Inc.:
1.32%, 11/29/2024	600,000	558,606
1.73%, 4/1/2031 (b)	45,000	34,372
1.92%, 2/1/2027	600,000	532,848
2.27%, 12/1/2028	500,000	426,775
3.13%, 12/1/2051	250,000	163,297
3.50%, 8/15/2046	50,000	35,739
Boston Scientific Corp.:
1.90%, 6/1/2025	65,000	60,706
2.65%, 6/1/2030	100,000	85,793
3.45%, 3/1/2024	11,000	10,786
4.55%, 3/1/2039	50,000	44,863
4.70%, 3/1/2049	35,000	31,602
Danaher Corp. 2.60%, 10/1/2050	565,000	361,679
DH Europe Finance II SARL:
2.20%, 11/15/2024	50,000	47,606
2.60%, 11/15/2029 (b)	30,000	26,246
3.25%, 11/15/2039	50,000	40,102
3.40%, 11/15/2049 (b)	50,000	37,753
Security Description	Principal Amount	Value
GE HealthCare Technologies, Inc.:
5.60%, 11/15/2025 (e)	$ 500,000	$ 503,025
5.65%, 11/15/2027 (e)	500,000	507,335
5.91%, 11/22/2032 (b) (e)	500,000	518,775
Medtronic, Inc.:
4.38%, 3/15/2035	54,000	51,214
4.63%, 3/15/2045	345,000	320,722
PerkinElmer, Inc.:
2.25%, 9/15/2031	105,000	82,215
2.55%, 3/15/2031	85,000	68,658
3.30%, 9/15/2029	65,000	56,671
Smith & Nephew PLC 2.03%, 10/14/2030	50,000	39,247
Stryker Corp.:
1.15%, 6/15/2025	50,000	45,738
1.95%, 6/15/2030	50,000	40,688
2.90%, 6/15/2050 (b)	25,000	16,853
3.38%, 11/1/2025	25,000	24,181
3.50%, 3/15/2026	25,000	23,986
3.65%, 3/7/2028	50,000	47,494
4.63%, 3/15/2046	25,000	22,191
Thermo Fisher Scientific, Inc.:
1.22%, 10/18/2024	900,000	844,659
4.10%, 8/15/2047	100,000	87,194
Zimmer Biomet Holdings, Inc. 2.60%, 11/24/2031	100,000	80,831
		6,851,680
HEALTH CARE SERVICES — 0.6%
AdventHealth Obligated Group Series E, 2.80%, 11/15/2051	250,000	159,280
Advocate Health & Hospitals Corp. 3.39%, 10/15/2049	50,000	35,847
Aetna, Inc.:
3.88%, 8/15/2047	100,000	77,255
4.13%, 11/15/2042	25,000	20,525
AHS Hospital Corp. Series 2021, 2.78%, 7/1/2051	75,000	46,252
Ascension Health 3.95%, 11/15/2046	150,000	124,785
Banner Health 2.34%, 1/1/2030	40,000	33,318
Baylor Scott & White Holdings Series 2021, 1.78%, 11/15/2030 (b)	25,000	19,533
Centene Corp.:
2.50%, 3/1/2031	500,000	391,185
4.63%, 12/15/2029	500,000	458,475
Children's Hospital Corp. Series 2020, 2.59%, 2/1/2050	15,000	9,110

See accompanying notes to financial statements.
46

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022

Security Description	Principal Amount	Value
CommonSpirit Health:
2.76%, 10/1/2024	$ 250,000	$ 239,742
4.19%, 10/1/2049	250,000	194,167
4.35%, 11/1/2042	25,000	21,014
Duke University Health System, Inc. Series 2017, 3.92%, 6/1/2047	50,000	40,358
Elevance Health, Inc.:
1.50%, 3/15/2026	600,000	539,184
2.25%, 5/15/2030	265,000	219,878
2.38%, 1/15/2025	20,000	18,987
2.55%, 3/15/2031	100,000	83,726
3.13%, 5/15/2050	270,000	187,275
3.35%, 12/1/2024 (b)	50,000	48,532
3.50%, 8/15/2024	25,000	24,377
3.60%, 3/15/2051	305,000	229,616
3.65%, 12/1/2027	130,000	122,559
4.10%, 3/1/2028	100,000	95,848
4.10%, 5/15/2032	200,000	185,804
4.38%, 12/1/2047	130,000	111,955
4.55%, 3/1/2048	50,000	44,076
4.65%, 1/15/2043	50,000	45,274
HCA, Inc.:
2.38%, 7/15/2031	650,000	504,744
3.13%, 3/15/2027 (e)	45,000	40,934
3.50%, 7/15/2051	650,000	419,549
3.63%, 3/15/2032 (e)	650,000	549,789
4.13%, 6/15/2029	35,000	31,952
4.50%, 2/15/2027	50,000	48,138
4.63%, 3/15/2052 (e)	500,000	391,570
5.00%, 3/15/2024	85,000	84,534
5.13%, 6/15/2039	275,000	245,138
5.25%, 4/15/2025	60,000	59,638
5.25%, 6/15/2026	65,000	64,240
5.25%, 6/15/2049	100,000	85,602
5.50%, 6/15/2047	65,000	57,823
Humana, Inc.:
2.15%, 2/3/2032	350,000	273,766
3.70%, 3/23/2029	105,000	95,910
4.80%, 3/15/2047	100,000	88,295
4.95%, 10/1/2044	50,000	45,222
Indiana University Health, Inc. Obligated Group Series 2021, 2.85%, 11/1/2051	25,000	15,682
Johns Hopkins Health System Corp. 3.84%, 5/15/2046	50,000	39,813
Kaiser Foundation Hospitals:
Series 2019, 3.27%, 11/1/2049	105,000	75,606
Series 2021, 2.81%, 6/1/2041	135,000	97,875
Series 2021, 3.00%, 6/1/2051	135,000	91,804
Security Description	Principal Amount	Value
Laboratory Corp. of America Holdings:
1.55%, 6/1/2026	$ 70,000	$ 61,987
2.30%, 12/1/2024	100,000	94,651
2.70%, 6/1/2031	100,000	82,856
2.95%, 12/1/2029	100,000	85,986
3.25%, 9/1/2024	100,000	96,911
4.70%, 2/1/2045	25,000	21,543
Mass General Brigham, Inc. Series 2017, 3.77%, 7/1/2048	100,000	77,939
Mayo Clinic Series 2021, 3.20%, 11/15/2061	100,000	66,014
Memorial Sloan-Kettering Cancer Center:
4.13%, 7/1/2052	25,000	20,676
Series 2020, 2.96%, 1/1/2050	55,000	36,600
Methodist Hospital Series 20A, 2.71%, 12/1/2050	65,000	40,565
Montefiore Obligated Group 4.29%, 9/1/2050	50,000	29,922
Mount Sinai Hospitals Group, Inc. Series 2019, 3.74%, 7/1/2049	35,000	26,038
New York and Presbyterian Hospital:
2.26%, 8/1/2040	50,000	32,998
Series 2019, 3.95%, 8/1/2119	35,000	24,474
Northwell Healthcare, Inc. 4.26%, 11/1/2047	50,000	40,029
Novant Health, Inc. 3.17%, 11/1/2051	85,000	58,643
NYU Langone Hospitals Series 2020, 3.38%, 7/1/2055	100,000	66,675
Orlando Health Obligated Group 3.33%, 10/1/2050	25,000	17,245
Providence St. Joseph Health Obligated Group Series 19A, 2.53%, 10/1/2029	80,000	67,306
Quest Diagnostics, Inc.:
2.95%, 6/30/2030	35,000	30,260
4.20%, 6/30/2029	100,000	95,616
4.70%, 3/30/2045	25,000	21,033
RWJ Barnabas Health, Inc. 3.48%, 7/1/2049	50,000	36,465
Sutter Health:
Series 20A, 2.29%, 8/15/2030 (b)	55,000	44,409

See accompanying notes to financial statements.
47

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022

Security Description	Principal Amount	Value
Series 20A, 3.36%, 8/15/2050	$ 55,000	$ 38,278
Trinity Health Corp. Series 2021, 2.63%, 12/1/2040	50,000	34,330
UnitedHealth Group, Inc.:
1.15%, 5/15/2026	100,000	89,419
1.25%, 1/15/2026	35,000	31,760
2.00%, 5/15/2030	305,000	252,430
2.30%, 5/15/2031	100,000	83,304
2.75%, 5/15/2040	300,000	218,556
2.90%, 5/15/2050	200,000	136,310
3.05%, 5/15/2041	350,000	263,697
3.10%, 3/15/2026	50,000	47,749
3.13%, 5/15/2060 (b)	100,000	67,811
3.25%, 5/15/2051	100,000	72,074
3.38%, 4/15/2027	100,000	94,860
3.50%, 2/15/2024	10,000	9,841
3.50%, 8/15/2039	200,000	164,014
3.70%, 12/15/2025	10,000	9,768
3.75%, 7/15/2025	305,000	298,522
3.75%, 10/15/2047	50,000	39,958
3.88%, 12/15/2028	15,000	14,329
4.25%, 4/15/2047	100,000	86,226
4.63%, 7/15/2035	200,000	193,804
4.75%, 7/15/2045	230,000	217,378
4.75%, 5/15/2052	500,000	463,360
5.15%, 10/15/2025	45,000	45,544
5.25%, 2/15/2028	145,000	148,441
5.35%, 2/15/2033	700,000	725,025
5.88%, 2/15/2053	500,000	542,870
6.88%, 2/15/2038	25,000	29,323
Willis-Knighton Medical Center Series 2021, 3.07%, 3/1/2051	550,000	347,374
		13,278,757
HOME BUILDERS — 0.0% (a)
D.R. Horton, Inc. 2.50%, 10/15/2024	100,000	95,156
Lennar Corp. 4.75%, 11/29/2027	250,000	240,390
MDC Holdings, Inc. 3.97%, 8/6/2061	200,000	112,128
NVR, Inc. 3.00%, 5/15/2030	130,000	109,084
PulteGroup, Inc. 5.00%, 1/15/2027 (b)	250,000	247,420
		804,178
HOME FURNISHINGS — 0.0% (a)
Leggett & Platt, Inc. 4.40%, 3/15/2029	100,000	94,055
Whirlpool Corp.:
2.40%, 5/15/2031 (b)	25,000	19,731
4.50%, 6/1/2046	25,000	19,565
Security Description	Principal Amount	Value
4.60%, 5/15/2050 (b)	$ 50,000	$ 40,331
4.75%, 2/26/2029 (b)	60,000	58,416
		232,098
HOUSEHOLD PRODUCTS & WARES — 0.0% (a)
Church & Dwight Co., Inc.:
2.30%, 12/15/2031	40,000	32,031
5.60%, 11/15/2032	95,000	98,416
Clorox Co.:
3.10%, 10/1/2027	50,000	46,195
3.90%, 5/15/2028	50,000	47,759
4.40%, 5/1/2029	200,000	192,916
Kimberly-Clark Corp.:
1.05%, 9/15/2027	15,000	12,807
2.00%, 11/2/2031	250,000	201,022
2.75%, 2/15/2026	25,000	23,605
3.10%, 3/26/2030	40,000	35,931
3.20%, 4/25/2029	100,000	91,089
3.90%, 5/4/2047	50,000	41,064
3.95%, 11/1/2028 (b)	55,000	53,027
		875,862
INSURANCE — 0.7%
Aflac, Inc.:
1.13%, 3/15/2026	105,000	92,996
4.75%, 1/15/2049	75,000	66,935
Alleghany Corp. 4.90%, 9/15/2044	50,000	46,050
Allstate Corp.:
1.45%, 12/15/2030 (b)	250,000	190,737
3.85%, 8/10/2049 (b)	125,000	97,317
4.20%, 12/15/2046	50,000	41,380
American Financial Group, Inc. 4.50%, 6/15/2047	100,000	79,580
American International Group, Inc.:
2.50%, 6/30/2025	400,000	376,836
3.90%, 4/1/2026 (b)	15,000	14,510
4.38%, 6/30/2050	315,000	268,226
Series A-9, 3 Month USD LIBOR + 2.87%, 5.75%, 4/1/2048 (c)	100,000	95,562
Aon Corp. 3.75%, 5/2/2029	100,000	92,564
Aon Corp. / Aon Global Holdings PLC 2.60%, 12/2/2031	645,000	525,810
Aon Global, Ltd.:
3.50%, 6/14/2024	50,000	48,829
3.88%, 12/15/2025	150,000	146,230
Arch Capital Group, Ltd. 3.64%, 6/30/2050	105,000	73,520
Assurant, Inc.:
2.65%, 1/15/2032	600,000	444,828
4.90%, 3/27/2028 (b)	50,000	47,967

See accompanying notes to financial statements.
48

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022

Security Description	Principal Amount	Value
Assured Guaranty US Holdings, Inc. 3.60%, 9/15/2051	$ 40,000	$ 26,059
Athene Holding, Ltd.:
3.45%, 5/15/2052	500,000	308,695
3.50%, 1/15/2031	150,000	123,552
4.13%, 1/12/2028	100,000	91,954
AXIS Specialty Finance LLC 3.90%, 7/15/2029	25,000	22,173
Berkshire Hathaway Finance Corp.:
1.45%, 10/15/2030	80,000	63,770
1.85%, 3/12/2030 (b)	10,000	8,337
2.30%, 3/15/2027 (b)	200,000	184,748
2.50%, 1/15/2051	110,000	69,431
2.85%, 10/15/2050	340,000	228,715
2.88%, 3/15/2032	200,000	173,492
4.20%, 8/15/2048	100,000	88,317
4.25%, 1/15/2049	150,000	134,473
Berkshire Hathaway, Inc.:
3.13%, 3/15/2026	55,000	52,771
4.50%, 2/11/2043	180,000	168,892
Brighthouse Financial, Inc.:
3.70%, 6/22/2027 (b)	150,000	139,378
4.70%, 6/22/2047	150,000	110,550
Brown & Brown, Inc.:
2.38%, 3/15/2031	150,000	114,360
4.20%, 3/17/2032	65,000	56,321
4.50%, 3/15/2029	50,000	46,165
Chubb INA Holdings, Inc.:
1.38%, 9/15/2030 (b)	150,000	116,514
3.05%, 12/15/2061	500,000	325,620
3.35%, 5/3/2026	250,000	239,575
4.15%, 3/13/2043	25,000	21,042
4.35%, 11/3/2045	125,000	108,477
CNA Financial Corp.:
2.05%, 8/15/2030	100,000	78,776
3.45%, 8/15/2027	100,000	92,797
4.50%, 3/1/2026	25,000	24,670
Corebridge Financial, Inc.:
3.50%, 4/4/2025 (e)	500,000	479,260
3.65%, 4/5/2027 (e)	500,000	465,780
Enstar Group, Ltd. 4.95%, 6/1/2029 (b)	50,000	45,677
Equitable Holdings, Inc.:
4.35%, 4/20/2028	150,000	142,759
5.00%, 4/20/2048	100,000	87,796
Everest Reinsurance Holdings, Inc. 3.50%, 10/15/2050	500,000	335,735
Fairfax Financial Holdings, Ltd.:
3.38%, 3/3/2031	70,000	57,086
4.85%, 4/17/2028	100,000	94,768
Security Description	Principal Amount	Value
Fidelity National Financial, Inc.:
2.45%, 3/15/2031 (b)	$ 100,000	$ 75,773
3.20%, 9/17/2051	250,000	146,055
4.50%, 8/15/2028	50,000	47,475
First American Financial Corp. 4.60%, 11/15/2024 (b)	25,000	24,608
Globe Life, Inc.:
2.15%, 8/15/2030	100,000	78,749
4.55%, 9/15/2028 (b)	25,000	24,296
Hanover Insurance Group, Inc. 2.50%, 9/1/2030	15,000	11,541
Hartford Financial Services Group, Inc.:
2.80%, 8/19/2029	70,000	59,870
2.90%, 9/15/2051	325,000	204,828
4.40%, 3/15/2048	100,000	82,912
Kemper Corp. 2.40%, 9/30/2030	100,000	77,406
Lincoln National Corp.:
3.05%, 1/15/2030 (b)	100,000	82,584
3.40%, 3/1/2032	250,000	202,360
3.80%, 3/1/2028	35,000	32,169
4.35%, 3/1/2048	50,000	37,518
6.30%, 10/9/2037	50,000	49,073
Loews Corp.:
3.20%, 5/15/2030	15,000	13,229
3.75%, 4/1/2026	50,000	48,236
Manulife Financial Corp.:
2.48%, 5/19/2027	70,000	62,993
3.70%, 3/16/2032	200,000	177,710
5 Year US ISDA + 1.65%, 4.06%, 2/24/2032 (c)	50,000	45,557
Markel Corp.:
3.45%, 5/7/2052	135,000	90,810
3.50%, 11/1/2027 (b)	50,000	46,089
4.15%, 9/17/2050	50,000	38,197
5.00%, 5/20/2049	30,000	26,286
Marsh & McLennan Cos., Inc.:
2.38%, 12/15/2031	615,000	497,713
3.75%, 3/14/2026	25,000	24,250
3.88%, 3/15/2024	100,000	98,612
4.38%, 3/15/2029	250,000	241,645
Mercury General Corp. 4.40%, 3/15/2027	50,000	46,884
MetLife, Inc.:
3.60%, 4/10/2024	300,000	294,651
4.05%, 3/1/2045	150,000	125,145
4.88%, 11/13/2043	200,000	185,882
6.40%, 12/15/2066	100,000	97,252
Old Republic International Corp. 3.85%, 6/11/2051	85,000	58,436

See accompanying notes to financial statements.
49

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022

Security Description	Principal Amount	Value
Principal Financial Group, Inc.:
2.13%, 6/15/2030	$ 150,000	$ 122,563
3.70%, 5/15/2029	50,000	46,362
Progressive Corp.:
2.50%, 3/15/2027	40,000	36,688
3.00%, 3/15/2032	50,000	43,426
4.00%, 3/1/2029 (b)	50,000	47,920
4.20%, 3/15/2048	100,000	84,042
Prudential Financial, Inc.:
3.94%, 12/7/2049	100,000	78,502
3 Month USD LIBOR + 2.38%, 4.50%, 9/15/2047 (b) (c)	170,000	154,256
3 Month USD LIBOR + 3.03%, 5.38%, 5/15/2045 (c)	200,000	193,602
5 Year CMT + 3.04%, 3.70%, 10/1/2050 (c)	600,000	513,462
Series MTN, 3.70%, 3/13/2051	100,000	76,047
Series MTN, 4.60%, 5/15/2044	75,000	67,001
Series MTN, 6.63%, 6/21/2040	25,000	27,054
Prudential PLC 3.63%, 3/24/2032 (b)	150,000	132,811
Reinsurance Group of America, Inc.:
3.15%, 6/15/2030	35,000	29,777
3.90%, 5/15/2029	50,000	45,791
RenaissanceRe Finance, Inc. 3.45%, 7/1/2027	30,000	27,947
Travelers Cos., Inc.:
2.55%, 4/27/2050	10,000	6,246
3.05%, 6/8/2051	250,000	173,120
3.75%, 5/15/2046	10,000	7,739
4.00%, 5/30/2047	80,000	64,861
4.05%, 3/7/2048	100,000	81,347
4.10%, 3/4/2049	100,000	81,625
Series MTN, 6.25%, 6/15/2037	25,000	27,137
Trinity Acquisition PLC 4.40%, 3/15/2026	26,000	25,171
Unum Group:
4.00%, 6/15/2029	70,000	63,188
4.13%, 6/15/2051	100,000	68,542
4.50%, 12/15/2049	15,000	10,684
Voya Financial, Inc. 3.65%, 6/15/2026 (b)	50,000	47,417
W R Berkley Corp. 3.55%, 3/30/2052 (b)	100,000	68,933
Willis North America, Inc.:
3.60%, 5/15/2024	50,000	48,659
3.88%, 9/15/2049	70,000	49,792
4.50%, 9/15/2028	50,000	47,081
Security Description	Principal Amount	Value
4.65%, 6/15/2027	$ 100,000	$ 96,708
WR Berkley Corp. 4.00%, 5/12/2050	45,000	34,281
XLIT, Ltd. 5.50%, 3/31/2045	125,000	118,705
		13,983,643
INTERNET — 0.5%
Alibaba Group Holding, Ltd.:
2.70%, 2/9/2041	500,000	321,585
3.15%, 2/9/2051	100,000	62,551
3.40%, 12/6/2027	200,000	184,348
3.60%, 11/28/2024	75,000	72,497
4.20%, 12/6/2047	260,000	199,664
Alphabet, Inc.:
1.10%, 8/15/2030	165,000	129,548
2.00%, 8/15/2026	250,000	229,927
2.05%, 8/15/2050	250,000	148,327
Amazon.com, Inc.:
0.80%, 6/3/2025	815,000	744,886
1.00%, 5/12/2026 (b)	150,000	132,961
1.50%, 6/3/2030	235,000	188,801
1.65%, 5/12/2028 (b)	150,000	129,084
2.10%, 5/12/2031	150,000	122,765
2.50%, 6/3/2050	390,000	247,459
2.70%, 6/3/2060	280,000	170,422
2.80%, 8/22/2024	100,000	96,877
2.88%, 5/12/2041	150,000	112,017
3.00%, 4/13/2025	200,000	193,202
3.10%, 5/12/2051	150,000	107,487
3.15%, 8/22/2027	100,000	94,150
3.25%, 5/12/2061	150,000	104,315
3.30%, 4/13/2027	250,000	237,442
3.45%, 4/13/2029	200,000	187,156
3.60%, 4/13/2032 (b)	250,000	229,320
3.80%, 12/5/2024 (b)	30,000	29,527
3.88%, 8/22/2037	125,000	110,871
3.95%, 4/13/2052	500,000	418,875
4.05%, 8/22/2047	125,000	108,068
4.25%, 8/22/2057	150,000	130,094
4.55%, 12/1/2027	250,000	249,275
4.60%, 12/1/2025	250,000	249,690
4.65%, 12/1/2029	500,000	496,225
4.70%, 11/29/2024	500,000	499,780
4.70%, 12/1/2032	500,000	496,750
4.95%, 12/5/2044	125,000	123,466
5.20%, 12/3/2025 (b)	50,000	50,922
Baidu, Inc.:
1.63%, 2/23/2027	200,000	171,066
2.38%, 8/23/2031	200,000	155,988
Booking Holdings, Inc.:
3.60%, 6/1/2026	250,000	239,537
4.63%, 4/13/2030	100,000	96,762
eBay, Inc.:
1.40%, 5/10/2026	100,000	88,748
1.90%, 3/11/2025	140,000	131,061

See accompanying notes to financial statements.
50

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022

Security Description	Principal Amount	Value
2.60%, 5/10/2031 (b)	$ 100,000	$ 82,270
2.70%, 3/11/2030 (b)	100,000	85,059
3.45%, 8/1/2024	25,000	24,342
3.65%, 5/10/2051	50,000	36,054
Expedia Group, Inc.:
2.95%, 3/15/2031	555,000	446,853
3.25%, 2/15/2030	35,000	29,704
3.80%, 2/15/2028	50,000	45,903
4.63%, 8/1/2027	590,000	566,323
Meta Platforms, Inc.:
3.50%, 8/15/2027	550,000	512,600
3.85%, 8/15/2032	500,000	439,968
4.45%, 8/15/2052	750,000	595,988
VeriSign, Inc. 2.70%, 6/15/2031 (b)	80,000	65,448
		11,224,008
INVESTMENT COMPANY SECURITY — 0.2%
Ares Capital Corp.:
2.15%, 7/15/2026	750,000	636,112
2.88%, 6/15/2028	500,000	401,640
3.88%, 1/15/2026	100,000	91,793
4.20%, 6/10/2024	50,000	48,275
4.25%, 3/1/2025	50,000	47,481
Bain Capital Specialty Finance, Inc. 2.55%, 10/13/2026	100,000	82,240
Blackstone Private Credit Fund:
2.63%, 12/15/2026	200,000	165,636
7.05%, 9/29/2025 (e)	200,000	198,196
Blackstone Secured Lending Fund:
2.85%, 9/30/2028	100,000	78,053
3.63%, 1/15/2026	150,000	138,018
FS KKR Capital Corp.:
3.40%, 1/15/2026	250,000	222,015
4.13%, 2/1/2025 (b)	100,000	93,977
Golub Capital BDC, Inc. 2.50%, 8/24/2026	160,000	135,936
Main Street Capital Corp. 3.00%, 7/14/2026	85,000	73,324
Oaktree Specialty Lending Corp. 2.70%, 1/15/2027	100,000	85,672
Owl Rock Capital Corp.:
3.40%, 7/15/2026	250,000	218,895
4.00%, 3/30/2025	50,000	46,992
Owl Rock Technology Finance Corp. 2.50%, 1/15/2027	500,000	407,680
Prospect Capital Corp. 3.44%, 10/15/2028	100,000	77,342
		3,249,277
Security Description	Principal Amount	Value
IRON/STEEL — 0.1%
ArcelorMittal SA:
6.55%, 11/29/2027	$ 200,000	$ 201,582
6.80%, 11/29/2032	175,000	174,465
Nucor Corp.:
2.00%, 6/1/2025	15,000	13,971
2.70%, 6/1/2030	15,000	12,737
2.98%, 12/15/2055	50,000	31,045
3.13%, 4/1/2032	90,000	76,469
Reliance Steel & Aluminum Co. 1.30%, 8/15/2025	40,000	36,167
Steel Dynamics, Inc.:
1.65%, 10/15/2027	10,000	8,379
2.80%, 12/15/2024	25,000	23,773
3.25%, 10/15/2050	20,000	13,007
3.45%, 4/15/2030	40,000	35,207
Vale Overseas, Ltd. 6.88%, 11/10/2039	300,000	316,632
		943,434
LEISURE TIME — 0.0% (a)
Brunswick Corp. 4.40%, 9/15/2032 (b)	250,000	210,645
LODGING — 0.0% (a)
Choice Hotels International, Inc. 3.70%, 12/1/2029	50,000	43,492
Hyatt Hotels Corp. 4.38%, 9/15/2028	50,000	45,960
Marriott International, Inc.:
3.75%, 3/15/2025	25,000	24,169
5.00%, 10/15/2027	55,000	54,326
Series EE, 5.75%, 5/1/2025	290,000	293,068
Series GG, 3.50%, 10/15/2032	500,000	415,610
		876,625
MACHINERY, CONSTRUCTION & MINING — 0.1%
Caterpillar Financial Services Corp.:
0.90%, 3/2/2026	600,000	535,068
3.40%, 5/13/2025	750,000	729,397
3.65%, 8/12/2025	500,000	487,755
Series MTN, 0.45%, 5/17/2024	50,000	47,073
Series MTN, 0.80%, 11/13/2025	30,000	26,958
Caterpillar, Inc.:
2.60%, 9/19/2029	100,000	87,942
2.60%, 4/9/2030 (b)	95,000	82,883
3.25%, 4/9/2050 (b)	125,000	95,537
3.80%, 8/15/2042	125,000	106,380
4.75%, 5/15/2064	25,000	23,833

See accompanying notes to financial statements.
51

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022

Security Description	Principal Amount	Value
Oshkosh Corp. 3.10%, 3/1/2030	$ 10,000	$ 8,442
		2,231,268
MACHINERY-DIVERSIFIED — 0.2%
CNH Industrial Capital LLC:
1.45%, 7/15/2026	150,000	132,613
4.20%, 1/15/2024	100,000	98,621
CNH Industrial NV Series MTN, 3.85%, 11/15/2027 (b)	15,000	14,111
Deere & Co.:
2.88%, 9/7/2049 (b)	35,000	25,075
3.90%, 6/9/2042 (b)	225,000	199,395
Flowserve Corp.:
2.80%, 1/15/2032	75,000	56,044
3.50%, 10/1/2030	35,000	29,117
IDEX Corp.:
2.63%, 6/15/2031 (b)	100,000	83,037
3.00%, 5/1/2030	25,000	21,512
John Deere Capital Corp.:
1.45%, 1/15/2031	70,000	54,635
3.35%, 4/18/2029 (b)	100,000	92,582
4.55%, 10/11/2024	110,000	109,682
Series MTN, 0.45%, 1/17/2024	100,000	95,667
Series MTN, 0.45%, 6/7/2024	65,000	61,075
Series MTN, 0.63%, 9/10/2024 (b)	55,000	51,338
Series MTN, 0.70%, 1/15/2026	100,000	88,985
Series MTN, 1.25%, 1/10/2025	500,000	468,270
Series MTN, 1.30%, 10/13/2026	300,000	265,248
Series MTN, 1.50%, 3/6/2028	100,000	85,518
Series MTN, 2.25%, 9/14/2026	100,000	92,275
Series MTN, 2.60%, 3/7/2024	65,000	63,328
Series MTN, 2.80%, 7/18/2029	50,000	44,524
Series MTN, 3.40%, 9/11/2025	25,000	24,211
Series MTN, 3.45%, 3/13/2025	100,000	97,410
nVent Finance SARL:
2.75%, 11/15/2031	50,000	38,245
4.55%, 4/15/2028	50,000	46,151
Otis Worldwide Corp.:
2.06%, 4/5/2025	600,000	561,822
2.57%, 2/15/2030	250,000	210,180
3.11%, 2/15/2040	250,000	184,267
Rockwell Automation, Inc.:
3.50%, 3/1/2029	85,000	79,274
Security Description	Principal Amount	Value
4.20%, 3/1/2049	$ 250,000	$ 214,627
Westinghouse Air Brake Technologies Corp.:
4.40%, 3/15/2024	50,000	49,182
4.95%, 9/15/2028	300,000	288,345
Xylem, Inc. 1.95%, 1/30/2028 (b)	45,000	38,665
		4,065,031
MEDIA — 0.7%
Charter Communications Operating LLC/Charter Communications Operating Capital:
2.30%, 2/1/2032	350,000	258,286
2.80%, 4/1/2031	290,000	225,475
3.50%, 6/1/2041	500,000	328,810
3.70%, 4/1/2051	730,000	444,387
3.85%, 4/1/2061	100,000	57,777
3.90%, 6/1/2052	100,000	63,072
4.20%, 3/15/2028	250,000	229,667
4.40%, 4/1/2033 (b)	315,000	269,955
4.40%, 12/1/2061	100,000	64,251
4.80%, 3/1/2050	155,000	113,418
4.91%, 7/23/2025	50,000	49,035
5.05%, 3/30/2029	100,000	94,028
5.25%, 4/1/2053	750,000	585,967
5.38%, 5/1/2047	150,000	118,193
6.48%, 10/23/2045	185,000	167,658
Class USD, 4.50%, 2/1/2024	100,000	98,794
Comcast Corp.:
1.50%, 2/15/2031 (b)	150,000	116,787
1.95%, 1/15/2031	70,000	56,478
2.45%, 8/15/2052	115,000	67,980
2.65%, 8/15/2062	75,000	42,788
2.80%, 1/15/2051	805,000	512,978
2.89%, 11/1/2051	350,000	226,509
2.94%, 11/1/2056	500,000	313,615
3.15%, 3/1/2026	225,000	214,373
3.15%, 2/15/2028	200,000	184,828
3.20%, 7/15/2036	250,000	202,687
3.30%, 2/1/2027	150,000	141,588
3.30%, 4/1/2027	100,000	94,272
3.40%, 4/1/2030	550,000	500,665
3.40%, 7/15/2046	100,000	73,310
3.70%, 4/15/2024	500,000	492,350
3.75%, 4/1/2040	250,000	206,415
3.90%, 3/1/2038	150,000	130,046
3.95%, 10/15/2025	350,000	342,643
4.00%, 11/1/2049	69,000	54,962
4.15%, 10/15/2028	250,000	240,287
4.20%, 8/15/2034	100,000	92,378
4.25%, 10/15/2030	50,000	47,951
4.25%, 1/15/2033	50,000	47,115
4.60%, 10/15/2038	305,000	281,744

See accompanying notes to financial statements.
52

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022

Security Description	Principal Amount	Value
4.65%, 7/15/2042	$ 75,000	$ 67,724
4.70%, 10/15/2048	500,000	450,220
4.95%, 10/15/2058 (b)	105,000	95,863
5.50%, 11/15/2032	105,000	109,309
Discovery Communications LLC:
3.80%, 3/13/2024	100,000	97,681
3.95%, 3/20/2028	30,000	26,623
4.00%, 9/15/2055	265,000	159,652
4.65%, 5/15/2050	250,000	171,912
5.20%, 9/20/2047	100,000	74,713
Fox Corp.:
4.03%, 1/25/2024	25,000	24,701
4.71%, 1/25/2029	40,000	38,718
5.48%, 1/25/2039	275,000	250,011
5.58%, 1/25/2049	25,000	22,410
Grupo Televisa SAB:
5.00%, 5/13/2045	50,000	42,839
6.13%, 1/31/2046 (b)	100,000	99,703
Paramount Global:
2.90%, 1/15/2027 (b)	125,000	112,206
3.70%, 6/1/2028 (b)	50,000	44,606
4.20%, 6/1/2029	200,000	177,868
4.38%, 3/15/2043	25,000	17,275
4.75%, 5/15/2025	111,000	109,232
4.95%, 1/15/2031 (b)	250,000	222,975
4.95%, 5/19/2050 (b)	200,000	146,028
5.85%, 9/1/2043	200,000	166,012
Thomson Reuters Corp. 3.35%, 5/15/2026 (b)	50,000	47,441
Time Warner Cable LLC:
4.50%, 9/15/2042	100,000	73,501
5.50%, 9/1/2041	425,000	354,956
5.88%, 11/15/2040	50,000	43,523
6.75%, 6/15/2039	50,000	47,628
TWDC Enterprises 18 Corp.:
3.00%, 2/13/2026	50,000	47,374
Series GMTN, 3.15%, 9/17/2025	25,000	23,968
Series MTN, 3.00%, 7/30/2046	75,000	52,646
Walt Disney Co.:
1.75%, 8/30/2024	50,000	47,620
1.75%, 1/13/2026	105,000	96,198
2.00%, 9/1/2029	185,000	155,307
2.20%, 1/13/2028 (b)	70,000	62,385
2.65%, 1/13/2031 (b)	440,000	375,945
3.35%, 3/24/2025	250,000	242,162
3.38%, 11/15/2026	100,000	94,569
3.50%, 5/13/2040	650,000	524,186
3.60%, 1/13/2051	75,000	57,512
3.70%, 10/15/2025 (b)	100,000	97,052
3.80%, 5/13/2060 (b)	90,000	69,148
4.00%, 10/1/2023	100,000	99,121
4.70%, 3/23/2050	150,000	138,433
Security Description	Principal Amount	Value
5.40%, 10/1/2043	$ 75,000	$ 75,210
6.65%, 11/15/2037	250,000	281,417
		13,689,105
METAL FABRICATE & HARDWARE — 0.0% (a)
Timken Co.:
4.13%, 4/1/2032	55,000	49,016
4.50%, 12/15/2028	20,000	19,017
		68,033
MINING — 0.1%
AngloGold Ashanti Holdings PLC 3.38%, 11/1/2028	200,000	175,344
Barrick North America Finance LLC 5.75%, 5/1/2043	250,000	252,482
BHP Billiton Finance USA, Ltd.:
4.13%, 2/24/2042	125,000	109,068
5.00%, 9/30/2043	50,000	48,534
Freeport-McMoRan, Inc.:
4.55%, 11/14/2024	350,000	345,520
5.45%, 3/15/2043	350,000	315,430
Newmont Corp.:
2.25%, 10/1/2030	65,000	52,254
2.60%, 7/15/2032	500,000	398,395
2.80%, 10/1/2029	80,000	68,176
4.88%, 3/15/2042	50,000	46,046
Rio Tinto Finance USA PLC:
4.13%, 8/21/2042	25,000	21,574
4.75%, 3/22/2042	150,000	140,730
Rio Tinto Finance USA, Ltd. 2.75%, 11/2/2051	250,000	165,880
Southern Copper Corp. 5.88%, 4/23/2045	357,000	365,889
		2,505,322
MISCELLANEOUS MANUFACTURER — 0.1%
3M Co.:
2.00%, 2/14/2025 (b)	100,000	94,690
2.38%, 8/26/2029 (b)	100,000	84,879
2.88%, 10/15/2027	225,000	208,206
3.25%, 8/26/2049 (b)	60,000	41,917
Series MTN, 3.38%, 3/1/2029 (b)	50,000	45,995
Series MTN, 3.63%, 10/15/2047 (b)	25,000	18,689
Series MTN, 4.00%, 9/14/2048 (b)	30,000	23,706
Carlisle Cos., Inc. 2.75%, 3/1/2030	65,000	54,085
Eaton Corp.:
3.10%, 9/15/2027	100,000	93,139
4.15%, 11/2/2042	25,000	21,311
GE Capital Funding LLC 4.55%, 5/15/2032	200,000	189,824

See accompanying notes to financial statements.
53

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022

Security Description	Principal Amount	Value
Illinois Tool Works, Inc. 3.90%, 9/1/2042 (b)	$ 325,000	$ 277,007
Parker-Hannifin Corp.:
2.70%, 6/14/2024	35,000	33,724
4.00%, 6/14/2049	40,000	31,580
4.25%, 9/15/2027	750,000	728,790
Series MTN, 3.30%, 11/21/2024	50,000	48,360
Textron, Inc.:
2.45%, 3/15/2031 (b)	30,000	24,029
3.90%, 9/17/2029	50,000	45,291
4.00%, 3/15/2026	50,000	48,141
Trane Technologies Global Holding Co., Ltd. 5.75%, 6/15/2043	25,000	24,569
Trane Technologies Luxembourg Finance SA 3.80%, 3/21/2029	100,000	92,176
		2,230,108
MULTI-NATIONAL — 0.1%
African Development Bank 4.38%, 11/3/2027	405,000	406,980
Asian Development Bank 1.63%, 3/15/2024	250,000	240,845
Corp. Andina de Fomento:
2.25%, 2/8/2027	150,000	134,516
5.25%, 11/21/2025	100,000	99,744
International Bank for Reconstruction & Development 2.25%, 3/28/2024	64,000	62,077
Nordic Investment Bank 2.63%, 4/4/2025	200,000	192,372
		1,136,534
OFFICE & BUSINESS EQUIPMENT — 0.0% (a)
CDW LLC/CDW Finance Corp.:
2.67%, 12/1/2026	215,000	191,182
3.57%, 12/1/2031	500,000	412,840
		604,022
OIL & GAS — 0.9%
BP Capital Markets America, Inc.:
1.75%, 8/10/2030	500,000	398,900
2.72%, 1/12/2032	500,000	418,555
2.94%, 6/4/2051	105,000	69,324
3.00%, 2/24/2050	250,000	169,600
3.02%, 1/16/2027	200,000	186,472
3.06%, 6/17/2041	500,000	372,890
3.38%, 2/8/2061	150,000	103,709
3.59%, 4/14/2027	250,000	238,120
3.63%, 4/6/2030	200,000	183,474
3.94%, 9/21/2028	100,000	95,551
Security Description	Principal Amount	Value
Canadian Natural Resources, Ltd.:
3.85%, 6/1/2027 (b)	$ 50,000	$ 47,192
3.90%, 2/1/2025	25,000	24,317
Series GMTN, 4.95%, 6/1/2047	100,000	87,527
Cenovus Energy, Inc. 2.65%, 1/15/2032	35,000	27,902
Chevron Corp.:
1.55%, 5/11/2025	385,000	358,239
2.00%, 5/11/2027	350,000	314,538
2.24%, 5/11/2030	100,000	85,615
2.90%, 3/3/2024 (b)	750,000	733,215
2.95%, 5/16/2026	50,000	47,449
3.08%, 5/11/2050	100,000	72,726
Chevron USA, Inc.:
0.69%, 8/12/2025	65,000	58,808
1.02%, 8/12/2027 (b)	40,000	34,317
2.34%, 8/12/2050	65,000	40,704
CNOOC Finance 2014 ULC 4.88%, 4/30/2044	100,000	88,124
CNOOC Finance 2015 USA LLC:
3.50%, 5/5/2025	300,000	289,074
4.38%, 5/2/2028	250,000	244,645
CNOOC Petroleum North America ULC 5.88%, 3/10/2035	100,000	99,029
ConocoPhillips 6.50%, 2/1/2039	75,000	84,323
ConocoPhillips Co.:
2.13%, 3/8/2024 (b)	200,000	193,724
2.40%, 3/7/2025	200,000	190,142
3.80%, 3/15/2052	500,000	396,850
4.03%, 3/15/2062	215,000	171,619
6.95%, 4/15/2029	50,000	55,286
Coterra Energy, Inc. 3.90%, 5/15/2027	250,000	233,642
Devon Energy Corp.:
5.00%, 6/15/2045	25,000	21,517
5.25%, 9/15/2024	500,000	500,005
5.85%, 12/15/2025	50,000	50,957
Diamondback Energy, Inc.:
3.13%, 3/24/2031 (b)	795,000	658,944
3.25%, 12/1/2026	45,000	41,921
3.50%, 12/1/2029	100,000	87,731
4.40%, 3/24/2051 (b)	35,000	26,764
6.25%, 3/15/2053	250,000	242,802
EOG Resources, Inc.:
3.90%, 4/1/2035	25,000	22,257
4.38%, 4/15/2030	30,000	29,040
4.95%, 4/15/2050	35,000	33,478
EQT Corp. 5.70%, 4/1/2028	500,000	497,210
Equinor ASA:
2.65%, 1/15/2024	75,000	73,191

See accompanying notes to financial statements.
54

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022

Security Description	Principal Amount	Value
2.88%, 4/6/2025	$ 250,000	$ 239,692
3.25%, 11/18/2049	305,000	222,775
3.63%, 9/10/2028	50,000	47,389
3.63%, 4/6/2040	100,000	82,004
3.70%, 3/1/2024	300,000	295,809
3.95%, 5/15/2043	50,000	41,846
4.80%, 11/8/2043	30,000	28,193
Exxon Mobil Corp.:
2.02%, 8/16/2024	50,000	47,903
2.44%, 8/16/2029	50,000	43,738
2.61%, 10/15/2030	300,000	261,909
2.99%, 3/19/2025	650,000	626,580
3.00%, 8/16/2039	50,000	38,461
3.10%, 8/16/2049	50,000	35,927
3.29%, 3/19/2027 (b)	350,000	335,839
3.45%, 4/15/2051	545,000	413,105
3.48%, 3/19/2030	250,000	232,905
4.11%, 3/1/2046	125,000	106,906
4.23%, 3/19/2040	105,000	94,506
4.33%, 3/19/2050	250,000	221,092
Hess Corp.:
5.60%, 2/15/2041	75,000	71,015
5.80%, 4/1/2047 (b)	250,000	239,457
Marathon Oil Corp.:
4.40%, 7/15/2027	50,000	47,747
5.20%, 6/1/2045	50,000	42,776
Marathon Petroleum Corp.:
3.63%, 9/15/2024	50,000	48,684
3.80%, 4/1/2028	30,000	27,729
4.50%, 4/1/2048	25,000	19,873
4.70%, 5/1/2025	350,000	344,879
5.13%, 12/15/2026	150,000	149,413
Phillips 66:
2.15%, 12/15/2030 (b)	150,000	119,959
3.85%, 4/9/2025	180,000	175,421
3.90%, 3/15/2028 (b)	50,000	47,251
4.88%, 11/15/2044	95,000	87,275
Phillips 66 Co.:
3.15%, 12/15/2029 (e)	100,000	87,222
3.55%, 10/1/2026 (e)	10,000	9,377
3.75%, 3/1/2028 (e)	25,000	23,063
4.90%, 10/1/2046 (e)	10,000	8,887
Pioneer Natural Resources Co.:
1.13%, 1/15/2026 (b)	95,000	84,658
2.15%, 1/15/2031	70,000	55,518
Shell International Finance B.V.:
2.38%, 11/7/2029	100,000	86,472
2.50%, 9/12/2026	150,000	139,138
2.75%, 4/6/2030 (b)	250,000	219,730
2.88%, 11/26/2041	350,000	254,782
3.13%, 11/7/2049	100,000	70,677
3.25%, 5/11/2025	100,000	96,923
3.25%, 4/6/2050 (b)	500,000	362,815
Security Description	Principal Amount	Value
4.00%, 5/10/2046	$ 100,000	$ 82,373
4.13%, 5/11/2035	75,000	69,454
4.38%, 5/11/2045	250,000	218,997
4.55%, 8/12/2043	250,000	225,965
5.50%, 3/25/2040	25,000	25,547
Suncor Energy, Inc.:
3.75%, 3/4/2051	285,000	206,406
4.00%, 11/15/2047	70,000	53,212
6.50%, 6/15/2038	50,000	51,415
TotalEnergies Capital International SA:
2.99%, 6/29/2041	500,000	373,225
3.13%, 5/29/2050	200,000	142,208
3.75%, 4/10/2024	375,000	370,230
TotalEnergies Capital SA 3.88%, 10/11/2028	25,000	24,167
Valero Energy Corp.:
2.15%, 9/15/2027	250,000	219,312
3.65%, 12/1/2051	750,000	531,217
6.63%, 6/15/2037	250,000	267,270
		17,699,737
OIL & GAS SERVICES — 0.1%
Baker Hughes Holdings LLC/Baker Hughes Co.-Obligor, Inc.:
2.06%, 12/15/2026 (b)	600,000	537,762
3.34%, 12/15/2027 (b)	50,000	46,259
4.08%, 12/15/2047	150,000	117,719
Halliburton Co.:
2.92%, 3/1/2030 (b)	500,000	429,410
3.80%, 11/15/2025	9,000	8,753
4.85%, 11/15/2035	150,000	138,895
5.00%, 11/15/2045	35,000	31,030
7.45%, 9/15/2039	25,000	28,268
NOV, Inc. 3.60%, 12/1/2029	100,000	87,956
Schlumberger Investment SA 2.65%, 6/26/2030 (b)	150,000	128,589
		1,554,641
PACKAGING & CONTAINERS — 0.1%
Amcor Flexibles North America, Inc. 2.69%, 5/25/2031 (b)	130,000	105,634
Berry Global, Inc. 1.57%, 1/15/2026	250,000	223,228
Packaging Corp. of America:
3.00%, 12/15/2029	25,000	21,412
3.40%, 12/15/2027	35,000	32,246
4.05%, 12/15/2049	10,000	7,678
WRKCo, Inc.:
3.00%, 6/15/2033 (b)	500,000	398,995
3.38%, 9/15/2027	100,000	91,927
3.75%, 3/15/2025	100,000	96,751

See accompanying notes to financial statements.
55

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022

Security Description	Principal Amount	Value
4.20%, 6/1/2032 (b)	$ 50,000	$ 44,979
		1,022,850
PHARMACEUTICALS — 1.3%
AbbVie, Inc.:
2.60%, 11/21/2024	605,000	579,239
2.95%, 11/21/2026	605,000	563,769
3.20%, 5/14/2026	200,000	189,302
3.20%, 11/21/2029	245,000	220,899
3.60%, 5/14/2025	350,000	339,255
3.80%, 3/15/2025	425,000	414,298
3.85%, 6/15/2024	50,000	49,212
4.05%, 11/21/2039	700,000	599,494
4.25%, 11/14/2028	35,000	33,842
4.25%, 11/21/2049	340,000	285,794
4.30%, 5/14/2036	50,000	45,199
4.40%, 11/6/2042	50,000	43,418
4.45%, 5/14/2046	150,000	130,164
4.50%, 5/14/2035	50,000	46,548
4.55%, 3/15/2035	350,000	327,190
4.75%, 3/15/2045	75,000	67,349
4.88%, 11/14/2048	25,000	23,021
AmerisourceBergen Corp.:
2.70%, 3/15/2031	200,000	165,916
2.80%, 5/15/2030	100,000	84,805
3.45%, 12/15/2027	50,000	46,711
Astrazeneca Finance LLC:
0.70%, 5/28/2024	80,000	75,462
1.20%, 5/28/2026	785,000	699,427
1.75%, 5/28/2028	55,000	47,238
2.25%, 5/28/2031 (b)	20,000	16,644
AstraZeneca PLC:
3.00%, 5/28/2051	780,000	550,875
3.38%, 11/16/2025	35,000	33,828
4.00%, 1/17/2029	35,000	33,644
4.00%, 9/18/2042	25,000	21,618
4.38%, 8/17/2048	40,000	35,872
6.45%, 9/15/2037	25,000	28,217
Becton Dickinson & Co.:
1.96%, 2/11/2031	65,000	51,355
3.36%, 6/6/2024	23,000	22,438
3.70%, 6/6/2027	163,000	154,190
3.73%, 12/15/2024	14,000	13,649
4.69%, 12/15/2044	20,000	17,797
Becton Dickinson and Co. 4.67%, 6/6/2047	210,000	185,228
Bristol-Myers Squibb Co.:
0.75%, 11/13/2025	50,000	44,997
1.13%, 11/13/2027 (b)	50,000	42,741
1.45%, 11/13/2030 (b)	30,000	23,661
2.35%, 11/13/2040	520,000	356,928
2.55%, 11/13/2050	30,000	18,948
2.90%, 7/26/2024	319,000	309,963
2.95%, 3/15/2032	95,000	82,877
3.25%, 8/1/2042	50,000	38,183
3.40%, 7/26/2029	155,000	143,913
Security Description	Principal Amount	Value
3.70%, 3/15/2052	$ 500,000	$ 390,415
3.90%, 2/20/2028	100,000	96,588
4.13%, 6/15/2039	535,000	476,969
4.25%, 10/26/2049	150,000	129,733
4.35%, 11/15/2047	225,000	198,805
4.55%, 2/20/2048	100,000	90,843
Cardinal Health, Inc.:
3.08%, 6/15/2024	250,000	242,752
3.41%, 6/15/2027	300,000	280,794
4.90%, 9/15/2045	25,000	21,294
Cigna Corp.:
1.25%, 3/15/2026	165,000	147,066
2.40%, 3/15/2030	120,000	100,554
3.05%, 10/15/2027	50,000	45,795
3.20%, 3/15/2040	585,000	442,523
3.40%, 3/15/2050	415,000	294,463
3.40%, 3/15/2051	290,000	207,211
4.38%, 10/15/2028	310,000	299,032
4.50%, 2/25/2026	750,000	739,125
4.80%, 8/15/2038	60,000	55,912
4.90%, 12/15/2048	295,000	267,795
6.13%, 11/15/2041	25,000	25,944
CVS Health Corp.:
1.30%, 8/21/2027	300,000	254,472
1.88%, 2/28/2031	250,000	195,792
2.70%, 8/21/2040	850,000	582,275
2.88%, 6/1/2026	210,000	196,113
3.38%, 8/12/2024	25,000	24,393
3.75%, 4/1/2030	250,000	226,887
3.88%, 7/20/2025	20,000	19,526
4.10%, 3/25/2025	311,000	306,540
4.13%, 4/1/2040	350,000	291,319
4.30%, 3/25/2028	179,000	173,140
4.78%, 3/25/2038	675,000	618,482
4.88%, 7/20/2035	45,000	42,709
5.05%, 3/25/2048	300,000	270,801
5.13%, 7/20/2045	185,000	168,568
Eli Lilly & Co.:
2.25%, 5/15/2050	100,000	63,014
2.50%, 9/15/2060	250,000	153,370
GlaxoSmithKline Capital PLC:
3.00%, 6/1/2024	70,000	68,107
3.38%, 6/1/2029	835,000	770,379
GlaxoSmithKline Capital, Inc.:
3.63%, 5/15/2025	55,000	53,733
3.88%, 5/15/2028	100,000	96,080
4.20%, 3/18/2043	25,000	21,678
6.38%, 5/15/2038	50,000	56,235
Johnson & Johnson:
0.95%, 9/1/2027	65,000	56,049
1.30%, 9/1/2030	570,000	460,013
2.10%, 9/1/2040	65,000	44,641
2.25%, 9/1/2050	100,000	62,720
2.45%, 3/1/2026	30,000	28,209
2.45%, 9/1/2060	65,000	39,894

See accompanying notes to financial statements.
56

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022

Security Description	Principal Amount	Value
2.90%, 1/15/2028	$ 250,000	$ 233,045
3.40%, 1/15/2038	100,000	85,330
3.55%, 3/1/2036	150,000	132,811
3.63%, 3/3/2037	200,000	177,990
3.75%, 3/3/2047	100,000	84,556
4.50%, 12/5/2043 (b)	50,000	47,794
McKesson Corp. 0.90%, 12/3/2025	370,000	329,145
Mead Johnson Nutrition Co. 4.60%, 6/1/2044	25,000	22,432
Merck & Co., Inc.:
0.75%, 2/24/2026	350,000	310,194
1.45%, 6/24/2030	55,000	43,888
1.70%, 6/10/2027	850,000	754,902
1.90%, 12/10/2028	100,000	86,062
2.15%, 12/10/2031	195,000	159,344
2.35%, 6/24/2040	70,000	48,837
2.75%, 2/10/2025	325,000	311,558
2.75%, 12/10/2051	150,000	100,956
2.90%, 3/7/2024	45,000	43,984
3.40%, 3/7/2029	100,000	93,135
3.60%, 9/15/2042	25,000	20,556
3.70%, 2/10/2045	50,000	41,141
3.90%, 3/7/2039	100,000	87,853
4.00%, 3/7/2049	65,000	55,700
Novartis Capital Corp.:
1.75%, 2/14/2025	100,000	94,327
2.00%, 2/14/2027	100,000	91,039
2.20%, 8/14/2030	100,000	84,996
2.75%, 8/14/2050	815,000	567,053
3.00%, 11/20/2025	25,000	23,973
3.10%, 5/17/2027	30,000	28,431
3.40%, 5/6/2024	25,000	24,498
4.00%, 11/20/2045	50,000	44,135
Pfizer, Inc.:
1.70%, 5/28/2030	150,000	123,348
1.75%, 8/18/2031	65,000	52,262
2.55%, 5/28/2040	900,000	654,201
2.70%, 5/28/2050	250,000	170,187
2.95%, 3/15/2024	100,000	97,737
3.00%, 12/15/2026	150,000	142,182
3.40%, 5/15/2024	25,000	24,541
3.45%, 3/15/2029 (b)	100,000	94,210
3.60%, 9/15/2028 (b)	100,000	95,834
3.90%, 3/15/2039	25,000	22,058
4.00%, 12/15/2036	150,000	136,995
4.00%, 3/15/2049	100,000	86,748
4.10%, 9/15/2038	200,000	181,354
4.20%, 9/15/2048	35,000	31,327
7.20%, 3/15/2039	75,000	90,969
Sanofi 3.63%, 6/19/2028	100,000	95,466
Shire Acquisitions Investments Ireland DAC 3.20%, 9/23/2026	30,000	28,202
Security Description	Principal Amount	Value
Takeda Pharmaceutical Co., Ltd.:
2.05%, 3/31/2030	$ 250,000	$ 204,027
3.03%, 7/9/2040	200,000	146,744
3.18%, 7/9/2050	500,000	342,005
5.00%, 11/26/2028	100,000	99,270
Utah Acquisition Sub, Inc. 5.25%, 6/15/2046	250,000	189,430
Viatris, Inc.:
2.70%, 6/22/2030	150,000	117,591
3.85%, 6/22/2040	500,000	335,080
4.00%, 6/22/2050	900,000	557,505
Wyeth LLC 6.00%, 2/15/2036	25,000	26,732
Zoetis, Inc.:
3.00%, 9/12/2027 (b)	50,000	46,227
3.00%, 5/15/2050	105,000	71,156
3.90%, 8/20/2028	50,000	47,535
4.45%, 8/20/2048	25,000	21,742
4.70%, 2/1/2043	25,000	22,625
5.40%, 11/14/2025 (b)	95,000	96,906
		25,885,731
PIPELINES — 0.8%
Boardwalk Pipelines L.P.:
3.40%, 2/15/2031	45,000	37,674
4.80%, 5/3/2029	40,000	37,632
Cheniere Corpus Christi Holdings LLC:
2.74%, 12/31/2039	750,000	582,022
3.70%, 11/15/2029	90,000	81,590
Enbridge, Inc.:
2.15%, 2/16/2024	90,000	86,914
2.50%, 2/14/2025	80,000	75,558
2.50%, 8/1/2033	200,000	154,070
3.40%, 8/1/2051	145,000	99,061
3.70%, 7/15/2027	50,000	46,859
4.00%, 11/15/2049	100,000	76,173
4.25%, 12/1/2026	50,000	48,136
Energy Transfer L.P.:
2.90%, 5/15/2025	500,000	471,105
4.00%, 10/1/2027	50,000	46,749
4.15%, 9/15/2029	100,000	90,219
4.20%, 4/15/2027	50,000	47,191
4.40%, 3/15/2027	50,000	47,563
4.75%, 1/15/2026	225,000	219,566
4.95%, 5/15/2028	30,000	28,805
5.00%, 5/15/2050	250,000	201,827
5.15%, 2/1/2043	25,000	20,827
5.15%, 3/15/2045	225,000	186,793
5.25%, 4/15/2029	275,000	266,612
5.30%, 4/1/2044	25,000	21,165
5.35%, 5/15/2045	25,000	21,307
5.40%, 10/1/2047	150,000	127,671
5.75%, 2/15/2033	500,000	490,450
5.88%, 1/15/2024	250,000	250,635

See accompanying notes to financial statements.
57

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022

Security Description	Principal Amount	Value
6.25%, 4/15/2049	$ 275,000	$ 256,820
Enterprise Products Operating LLC:
3.13%, 7/31/2029	100,000	88,037
3.20%, 2/15/2052	200,000	131,984
3.30%, 2/15/2053	250,000	166,955
3.70%, 1/31/2051	1,250,000	909,112
3.75%, 2/15/2025	75,000	72,933
3.95%, 2/15/2027	200,000	191,812
4.15%, 10/16/2028	25,000	23,672
4.20%, 1/31/2050	65,000	51,225
4.80%, 2/1/2049	25,000	21,600
4.85%, 3/15/2044	50,000	43,912
4.90%, 5/15/2046	50,000	43,810
5.10%, 2/15/2045	200,000	180,682
Series E, 3 Month USD LIBOR + 3.03%, 5.25%, 8/16/2077 (c)	150,000	122,619
Kinder Morgan Energy Partners L.P. 5.40%, 9/1/2044	25,000	22,471
Kinder Morgan, Inc.:
2.00%, 2/15/2031 (b)	110,000	85,308
3.25%, 8/1/2050	650,000	421,512
3.60%, 2/15/2051	600,000	414,774
4.30%, 6/1/2025	300,000	294,501
5.05%, 2/15/2046	50,000	42,619
5.30%, 12/1/2034	200,000	187,210
5.55%, 6/1/2045	150,000	137,442
Magellan Midstream Partners L.P.:
4.20%, 10/3/2047	50,000	37,696
4.85%, 2/1/2049	275,000	228,866
5.00%, 3/1/2026	50,000	49,728
MPLX L.P.:
1.75%, 3/1/2026	35,000	31,244
2.65%, 8/15/2030	500,000	405,665
4.00%, 3/15/2028	35,000	32,601
4.50%, 4/15/2038	180,000	151,286
4.70%, 4/15/2048	100,000	79,778
4.80%, 2/15/2029	105,000	100,430
4.88%, 6/1/2025	50,000	49,424
4.90%, 4/15/2058	25,000	19,641
4.95%, 3/14/2052	500,000	410,585
5.20%, 3/1/2047	100,000	85,009
5.20%, 12/1/2047	100,000	85,219
ONEOK, Inc.:
2.20%, 9/15/2025	25,000	22,959
2.75%, 9/1/2024	100,000	95,796
3.10%, 3/15/2030	525,000	440,527
3.40%, 9/1/2029	100,000	86,456
4.00%, 7/13/2027	30,000	28,258
4.45%, 9/1/2049	40,000	29,950
4.50%, 3/15/2050	25,000	18,757
4.55%, 7/15/2028	50,000	47,249
4.95%, 7/13/2047	150,000	121,752
Security Description	Principal Amount	Value
5.20%, 7/15/2048	$ 25,000	$ 20,948
Plains All American Pipeline L.P./PAA Finance Corp.:
3.60%, 11/1/2024	25,000	24,210
4.50%, 12/15/2026	50,000	48,073
4.65%, 10/15/2025	400,000	391,668
4.70%, 6/15/2044	25,000	18,921
Sabine Pass Liquefaction LLC:
4.20%, 3/15/2028	100,000	94,016
5.63%, 3/1/2025	200,000	200,474
5.75%, 5/15/2024	75,000	75,026
5.88%, 6/30/2026	250,000	252,965
4.50%, 5/15/2030	250,000	232,192
Spectra Energy Partners L.P. 4.75%, 3/15/2024	350,000	347,767
Targa Resources Corp. 5.20%, 7/1/2027	85,000	83,503
Targa Resources Partners L.P./Targa Resources Partners Finance Corp. 4.00%, 1/15/2032	500,000	420,330
TransCanada PipeLines, Ltd.:
1.00%, 10/12/2024	120,000	111,156
4.10%, 4/15/2030	700,000	641,802
4.63%, 3/1/2034	250,000	228,325
4.75%, 5/15/2038	100,000	89,133
7.63%, 1/15/2039	25,000	28,611
Transcontinental Gas Pipe Line Co. LLC:
3.25%, 5/15/2030	750,000	651,510
7.85%, 2/1/2026	200,000	213,294
Valero Energy Partners L.P. 4.50%, 3/15/2028	50,000	48,521
Williams Cos., Inc.:
2.60%, 3/15/2031	750,000	608,542
3.50%, 11/15/2030 (b)	100,000	87,603
3.75%, 6/15/2027 (b)	200,000	188,512
3.90%, 1/15/2025	50,000	48,723
4.55%, 6/24/2024	65,000	64,280
5.10%, 9/15/2045	125,000	109,335
5.75%, 6/24/2044	25,000	23,823
		15,787,323
REAL ESTATE — 0.0% (a)
CBRE Services, Inc. 4.88%, 3/1/2026	50,000	49,481
REAL ESTATE INVESTMENT TRUSTS — 0.9%
Agree L.P.:
2.00%, 6/15/2028	65,000	53,117
4.80%, 10/1/2032	250,000	229,907
Alexandria Real Estate Equities, Inc.:
2.00%, 5/18/2032	125,000	96,182
3.00%, 5/18/2051	250,000	159,525
3.38%, 8/15/2031	60,000	52,390

See accompanying notes to financial statements.
58

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022

Security Description	Principal Amount	Value
3.45%, 4/30/2025	$ 100,000	$ 96,770
4.00%, 2/1/2050	100,000	76,090
4.70%, 7/1/2030	35,000	33,626
American Tower Corp.:
1.45%, 9/15/2026	200,000	174,468
1.50%, 1/31/2028 (b)	500,000	414,165
2.30%, 9/15/2031	145,000	112,896
2.75%, 1/15/2027	200,000	181,164
3.10%, 6/15/2050	100,000	63,869
3.13%, 1/15/2027	100,000	91,772
3.38%, 10/15/2026	75,000	70,185
3.65%, 3/15/2027	160,000	149,651
AvalonBay Communities, Inc.:
2.05%, 1/15/2032	140,000	110,085
5.00%, 2/15/2033	500,000	493,250
Series GMTN, 2.95%, 5/11/2026	50,000	46,542
Series MTN, 2.45%, 1/15/2031	70,000	57,791
Series MTN, 3.20%, 1/15/2028	40,000	36,572
Series MTN, 3.30%, 6/1/2029	65,000	58,252
Series MTN, 3.90%, 10/15/2046	50,000	38,502
Boston Properties L.P.:
2.45%, 10/1/2033 (b)	50,000	36,159
2.55%, 4/1/2032	200,000	152,406
2.75%, 10/1/2026	150,000	135,271
2.90%, 3/15/2030	35,000	28,600
3.40%, 6/21/2029	100,000	86,135
3.65%, 2/1/2026	100,000	94,931
6.75%, 12/1/2027	100,000	103,271
Brandywine Operating Partnership L.P. 7.55%, 3/15/2028	500,000	490,940
Brixmor Operating Partnership L.P.:
2.25%, 4/1/2028	50,000	41,583
2.50%, 8/16/2031	50,000	38,284
3.65%, 6/15/2024	50,000	48,540
4.05%, 7/1/2030	25,000	21,974
4.13%, 6/15/2026	50,000	47,521
4.13%, 5/15/2029	100,000	89,349
Camden Property Trust:
3.15%, 7/1/2029	65,000	58,009
4.10%, 10/15/2028	20,000	18,887
Corporate Office Properties L.P.:
2.25%, 3/15/2026	35,000	30,930
2.75%, 4/15/2031	40,000	29,943
Crown Castle, Inc.:
2.10%, 4/1/2031	500,000	393,525
2.50%, 7/15/2031	500,000	402,700
2.90%, 4/1/2041	500,000	342,950
3.20%, 9/1/2024	250,000	241,597
Security Description	Principal Amount	Value
3.65%, 9/1/2027	$ 150,000	$ 139,480
3.70%, 6/15/2026	15,000	14,257
4.00%, 3/1/2027	20,000	19,046
4.75%, 5/15/2047	100,000	84,937
CubeSmart L.P.:
3.00%, 2/15/2030	100,000	83,040
4.38%, 2/15/2029	30,000	27,720
Digital Realty Trust L.P.:
3.70%, 8/15/2027	150,000	139,419
5.55%, 1/15/2028	140,000	140,945
Equinix, Inc.:
1.00%, 9/15/2025	150,000	134,038
1.45%, 5/15/2026	70,000	61,543
1.55%, 3/15/2028	75,000	62,091
2.00%, 5/15/2028	70,000	59,052
2.50%, 5/15/2031	100,000	80,175
2.63%, 11/18/2024	65,000	61,964
2.95%, 9/15/2051	150,000	93,796
3.20%, 11/18/2029 (b)	45,000	39,165
3.40%, 2/15/2052	50,000	34,319
3.90%, 4/15/2032	100,000	88,573
ERP Operating L.P.:
1.85%, 8/1/2031	200,000	155,480
3.00%, 7/1/2029	25,000	21,778
3.50%, 3/1/2028 (b)	100,000	92,214
4.00%, 8/1/2047	50,000	38,701
4.15%, 12/1/2028 (b)	100,000	94,081
Essex Portfolio L.P.:
1.70%, 3/1/2028	165,000	137,623
2.55%, 6/15/2031	30,000	23,730
3.00%, 1/15/2030	25,000	21,136
3.63%, 5/1/2027	50,000	46,883
4.00%, 3/1/2029	65,000	59,169
4.50%, 3/15/2048	50,000	40,462
Extra Space Storage L.P.:
2.35%, 3/15/2032	70,000	53,004
3.90%, 4/1/2029	520,000	466,788
Federal Realty Investment Trust:
3.20%, 6/15/2029	75,000	64,933
3.25%, 7/15/2027	50,000	45,705
GLP Capital L.P./GLP Financing II, Inc.:
3.25%, 1/15/2032	100,000	80,020
3.35%, 9/1/2024	55,000	52,665
4.00%, 1/15/2030	65,000	56,870
4.00%, 1/15/2031	50,000	42,525
5.25%, 6/1/2025	20,000	19,692
5.38%, 4/15/2026	40,000	39,442
5.75%, 6/1/2028	20,000	19,694
Healthcare Realty Holdings L.P.:
2.00%, 3/15/2031 (b)	55,000	41,590
3.50%, 8/1/2026	25,000	23,272

See accompanying notes to financial statements.
59

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022

Security Description	Principal Amount	Value
Healthpeak Properties, Inc.:
1.35%, 2/1/2027	$ 100,000	$ 86,780
2.13%, 12/1/2028 (b)	125,000	105,104
2.88%, 1/15/2031	125,000	104,452
Highwoods Realty L.P.:
3.05%, 2/15/2030	25,000	19,811
3.88%, 3/1/2027	50,000	46,220
Host Hotels & Resorts L.P.:
3.88%, 4/1/2024	50,000	48,836
Series H, 3.38%, 12/15/2029	150,000	125,527
Hudson Pacific Properties L.P.:
3.25%, 1/15/2030	200,000	152,570
4.65%, 4/1/2029	25,000	21,334
Kilroy Realty L.P.:
3.05%, 2/15/2030	50,000	40,047
3.45%, 12/15/2024	50,000	47,873
4.75%, 12/15/2028	25,000	22,726
Kimco Realty Corp.:
2.25%, 12/1/2031	180,000	137,950
2.80%, 10/1/2026	50,000	45,949
3.30%, 2/1/2025	40,000	38,338
3.70%, 10/1/2049	100,000	68,447
3.80%, 4/1/2027	25,000	23,374
4.60%, 2/1/2033	250,000	230,005
Life Storage L.P.:
2.40%, 10/15/2031 (b)	70,000	53,456
4.00%, 6/15/2029	100,000	89,407
Mid-America Apartments L.P.:
3.60%, 6/1/2027	50,000	47,394
3.95%, 3/15/2029	100,000	94,519
National Retail Properties, Inc.:
3.00%, 4/15/2052	250,000	152,482
3.10%, 4/15/2050	100,000	61,979
3.50%, 4/15/2051	45,000	30,229
3.60%, 12/15/2026	50,000	46,578
4.30%, 10/15/2028	35,000	32,471
Omega Healthcare Investors, Inc.:
3.25%, 4/15/2033	200,000	144,658
3.63%, 10/1/2029	50,000	41,096
Physicians Realty L.P.:
2.63%, 11/1/2031	25,000	19,491
3.95%, 1/15/2028	100,000	91,482
Piedmont Operating Partnership L.P. 3.15%, 8/15/2030	100,000	75,811
Prologis L.P.:
1.25%, 10/15/2030	30,000	22,772
1.63%, 3/15/2031 (b)	250,000	193,265
1.75%, 2/1/2031	70,000	55,121
2.13%, 4/15/2027	50,000	44,810
2.25%, 4/15/2030	65,000	54,259
2.25%, 1/15/2032	100,000	79,634
Security Description	Principal Amount	Value
3.00%, 4/15/2050	$ 50,000	$ 33,425
3.05%, 3/1/2050	10,000	6,745
4.00%, 9/15/2028	100,000	95,404
4.38%, 2/1/2029	65,000	62,128
Public Storage:
1.50%, 11/9/2026 (b)	50,000	44,549
1.85%, 5/1/2028	250,000	214,730
2.25%, 11/9/2031	65,000	52,416
Realty Income Corp.:
0.75%, 3/15/2026	250,000	217,695
1.80%, 3/15/2033 (b)	300,000	215,820
2.85%, 12/15/2032	250,000	203,067
3.10%, 12/15/2029	150,000	131,026
3.65%, 1/15/2028	100,000	93,372
3.88%, 4/15/2025	100,000	97,778
3.95%, 8/15/2027 (b)	40,000	38,225
4.13%, 10/15/2026	50,000	48,583
4.60%, 2/6/2024	5,000	4,966
4.63%, 11/1/2025	50,000	49,592
4.88%, 6/1/2026	10,000	9,953
Regency Centers L.P.:
4.13%, 3/15/2028	50,000	46,216
4.40%, 2/1/2047	150,000	115,503
Sabra Health Care L.P.:
3.20%, 12/1/2031	150,000	111,766
5.13%, 8/15/2026	25,000	23,812
Simon Property Group L.P.:
1.38%, 1/15/2027 (b)	200,000	174,820
1.75%, 2/1/2028	250,000	212,667
2.20%, 2/1/2031 (b)	250,000	198,020
2.65%, 7/15/2030 (b)	350,000	291,140
2.65%, 2/1/2032	500,000	402,130
4.25%, 11/30/2046 (b)	50,000	40,324
Spirit Realty L.P.:
2.10%, 3/15/2028	50,000	40,748
2.70%, 2/15/2032	60,000	44,489
3.40%, 1/15/2030	100,000	83,231
STORE Capital Corp.:
2.70%, 12/1/2031	100,000	72,752
4.50%, 3/15/2028	50,000	45,062
Sun Communities Operating L.P.:
2.30%, 11/1/2028	65,000	54,309
2.70%, 7/15/2031	40,000	31,492
4.20%, 4/15/2032	50,000	43,934
Tanger Properties L.P. 3.88%, 7/15/2027 (b)	50,000	45,781
UDR, Inc.:
Series GMTN, 3.50%, 1/15/2028	150,000	135,964
Series MTN, 1.90%, 3/15/2033	250,000	177,920
Series MTN, 2.95%, 9/1/2026	25,000	22,981
Series MTN, 3.50%, 7/1/2027	50,000	46,646

See accompanying notes to financial statements.
60

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022

Security Description	Principal Amount	Value
Ventas Realty L.P.:
2.65%, 1/15/2025	$ 25,000	$ 23,670
3.00%, 1/15/2030	50,000	42,141
3.85%, 4/1/2027	100,000	94,228
4.00%, 3/1/2028	100,000	92,439
4.38%, 2/1/2045	75,000	58,358
VICI Properties L.P. 5.13%, 5/15/2032	750,000	695,227
Vornado Realty L.P. 3.50%, 1/15/2025	50,000	46,974
Welltower, Inc.:
2.05%, 1/15/2029	560,000	454,955
2.70%, 2/15/2027	50,000	45,040
2.80%, 6/1/2031	200,000	159,334
3.10%, 1/15/2030	55,000	46,439
4.00%, 6/1/2025	175,000	170,527
4.13%, 3/15/2029	100,000	91,646
Weyerhaeuser Co.:
3.38%, 3/9/2033	60,000	50,093
4.00%, 11/15/2029	200,000	183,034
WP Carey, Inc.:
2.25%, 4/1/2033 (b)	50,000	37,081
3.85%, 7/15/2029	100,000	89,909
		18,189,826
RETAIL — 0.7%
Advance Auto Parts, Inc. 3.90%, 4/15/2030	100,000	87,865
AutoNation, Inc.:
3.85%, 3/1/2032	200,000	159,860
4.75%, 6/1/2030	50,000	44,743
AutoZone, Inc.:
1.65%, 1/15/2031	40,000	30,962
3.13%, 4/18/2024	100,000	97,381
3.75%, 6/1/2027	100,000	95,431
Best Buy Co., Inc. 4.45%, 10/1/2028 (b)	50,000	48,178
Costco Wholesale Corp.:
1.38%, 6/20/2027	100,000	87,660
1.60%, 4/20/2030	65,000	53,184
1.75%, 4/20/2032 (b)	530,000	418,933
Darden Restaurants, Inc.:
3.85%, 5/1/2027 (b)	15,000	14,272
4.55%, 2/15/2048	15,000	11,581
Dollar General Corp.:
4.13%, 5/1/2028	70,000	66,741
4.15%, 11/1/2025 (b)	25,000	24,393
4.25%, 9/20/2024	45,000	44,415
4.63%, 11/1/2027	100,000	98,217
5.00%, 11/1/2032	60,000	59,030
5.50%, 11/1/2052	100,000	99,443
Dollar Tree, Inc.:
2.65%, 12/1/2031	200,000	161,348
4.00%, 5/15/2025	100,000	97,661
4.20%, 5/15/2028	45,000	43,177
Security Description	Principal Amount	Value
Genuine Parts Co. 1.75%, 2/1/2025	$ 40,000	$ 37,386
Home Depot, Inc.:
1.50%, 9/15/2028	100,000	84,969
1.88%, 9/15/2031	40,000	31,988
2.13%, 9/15/2026	150,000	137,350
2.38%, 3/15/2051	500,000	302,565
2.50%, 4/15/2027	350,000	321,930
2.70%, 4/15/2030	250,000	218,267
2.75%, 9/15/2051	100,000	66,210
2.80%, 9/14/2027	250,000	231,905
2.88%, 4/15/2027	100,000	93,393
3.00%, 4/1/2026	350,000	333,091
3.13%, 12/15/2049	100,000	71,428
3.25%, 4/15/2032	130,000	115,558
3.30%, 4/15/2040	250,000	199,467
3.35%, 4/15/2050	150,000	111,778
3.75%, 2/15/2024	25,000	24,751
4.00%, 9/15/2025	80,000	78,995
4.25%, 4/1/2046	35,000	30,474
4.95%, 9/15/2052 (b)	250,000	241,552
5.95%, 4/1/2041	50,000	54,198
Lowe's Cos., Inc.:
1.30%, 4/15/2028	20,000	16,610
1.70%, 9/15/2028	25,000	20,999
1.70%, 10/15/2030	520,000	406,188
2.50%, 4/15/2026	50,000	46,660
2.63%, 4/1/2031	100,000	82,850
3.00%, 10/15/2050	265,000	169,934
3.10%, 5/3/2027	200,000	186,368
3.35%, 4/1/2027	90,000	84,549
3.38%, 9/15/2025 (b)	25,000	24,010
3.50%, 4/1/2051	50,000	35,030
3.70%, 4/15/2046	50,000	37,160
3.75%, 4/1/2032	250,000	222,810
4.05%, 5/3/2047	300,000	235,551
4.40%, 9/8/2025	70,000	69,067
5.00%, 4/15/2033 (b)	210,000	205,481
5.80%, 9/15/2062	250,000	241,062
McDonald's Corp.:
Series MTN, 1.45%, 9/1/2025	15,000	13,771
Series MTN, 2.13%, 3/1/2030	15,000	12,532
Series MTN, 2.63%, 9/1/2029	75,000	65,806
Series MTN, 3.50%, 3/1/2027	50,000	47,615
Series MTN, 3.60%, 7/1/2030	250,000	229,375
Series MTN, 3.63%, 9/1/2049	160,000	121,778
Series MTN, 3.70%, 1/30/2026	75,000	72,977
Series MTN, 3.80%, 4/1/2028	100,000	95,669

See accompanying notes to financial statements.
61

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022

Security Description	Principal Amount	Value
Series MTN, 4.20%, 4/1/2050	$ 750,000	$ 627,217
Series MTN, 4.45%, 3/1/2047	125,000	108,378
Series MTN, 4.45%, 9/1/2048	20,000	17,533
Series MTN, 4.70%, 12/9/2035	150,000	144,240
Series MTN, 4.88%, 12/9/2045	100,000	92,700
O'Reilly Automotive, Inc.:
1.75%, 3/15/2031 (b)	45,000	34,807
3.60%, 9/1/2027	50,000	47,197
4.35%, 6/1/2028	100,000	97,164
Starbucks Corp.:
2.00%, 3/12/2027	100,000	89,355
2.25%, 3/12/2030	100,000	83,070
2.55%, 11/15/2030	100,000	84,049
3.00%, 2/14/2032 (b)	220,000	188,093
3.35%, 3/12/2050	25,000	17,664
3.50%, 11/15/2050	150,000	108,820
3.80%, 8/15/2025	50,000	48,912
4.00%, 11/15/2028	50,000	47,642
4.45%, 8/15/2049	100,000	85,754
4.50%, 11/15/2048	30,000	25,937
Target Corp.:
1.95%, 1/15/2027 (b)	200,000	181,662
2.25%, 4/15/2025	500,000	474,295
2.50%, 4/15/2026	50,000	46,842
3.38%, 4/15/2029 (b)	100,000	92,864
TJX Cos., Inc.:
1.60%, 5/15/2031	250,000	194,845
2.25%, 9/15/2026	50,000	45,754
Walgreens Boots Alliance, Inc.:
3.20%, 4/15/2030 (b)	50,000	43,244
3.45%, 6/1/2026	250,000	237,537
4.10%, 4/15/2050	350,000	257,544
Walmart, Inc.:
1.05%, 9/17/2026	165,000	145,961
1.50%, 9/22/2028	500,000	428,710
1.80%, 9/22/2031	570,000	464,767
2.50%, 9/22/2041	750,000	547,710
2.65%, 12/15/2024	150,000	144,286
2.65%, 9/22/2051 (b)	400,000	273,972
3.25%, 7/8/2029	80,000	74,690
3.30%, 4/22/2024	325,000	318,539
4.50%, 9/9/2052	250,000	238,557
		13,535,893
SEMICONDUCTORS — 0.7%
Analog Devices, Inc. 2.10%, 10/1/2031	500,000	404,500
Applied Materials, Inc.:
1.75%, 6/1/2030	30,000	24,458
3.90%, 10/1/2025	25,000	24,460
Security Description	Principal Amount	Value
4.35%, 4/1/2047	$ 100,000	$ 90,335
5.10%, 10/1/2035	50,000	50,517
Broadcom Corp./Broadcom Cayman Finance, Ltd. 3.88%, 1/15/2027	350,000	331,345
Broadcom, Inc.:
1.95%, 2/15/2028 (e)	80,000	67,621
2.45%, 2/15/2031 (e)	700,000	551,103
2.60%, 2/15/2033 (e)	200,000	149,918
3.14%, 11/15/2035 (e)	750,000	550,245
3.15%, 11/15/2025	80,000	75,854
3.42%, 4/15/2033 (e)	315,000	252,844
3.47%, 4/15/2034 (e)	250,000	198,212
3.50%, 2/15/2041 (e)	315,000	225,512
3.75%, 2/15/2051 (e)	40,000	27,905
4.11%, 9/15/2028	159,000	148,349
4.15%, 11/15/2030	100,000	89,588
4.30%, 11/15/2032	55,000	48,556
4.75%, 4/15/2029	150,000	143,057
4.93%, 5/15/2037 (e)	500,000	437,015
5.00%, 4/15/2030	200,000	189,680
Intel Corp.:
1.60%, 8/12/2028	55,000	46,732
2.00%, 8/12/2031	100,000	79,307
2.45%, 11/15/2029 (b)	150,000	128,663
2.88%, 5/11/2024	200,000	194,760
3.05%, 8/12/2051	350,000	227,486
3.10%, 2/15/2060	150,000	93,552
3.15%, 5/11/2027 (b)	200,000	188,222
3.25%, 11/15/2049	150,000	102,167
3.40%, 3/25/2025 (b)	500,000	486,790
3.75%, 3/25/2027	300,000	289,719
3.75%, 8/5/2027	250,000	240,382
4.10%, 5/19/2046	370,000	301,198
4.10%, 5/11/2047	50,000	40,512
4.75%, 3/25/2050	150,000	130,797
4.90%, 8/5/2052 (b)	500,000	444,210
KLA Corp.:
3.30%, 3/1/2050	50,000	36,249
4.10%, 3/15/2029	65,000	62,894
4.95%, 7/15/2052	750,000	703,897
Lam Research Corp.:
3.75%, 3/15/2026	50,000	48,497
4.00%, 3/15/2029 (b)	280,000	266,484
4.88%, 3/15/2049	25,000	23,898
Marvell Technology, Inc.:
1.65%, 4/15/2026	65,000	57,506
2.45%, 4/15/2028	65,000	54,656
2.95%, 4/15/2031	60,000	48,192
Micron Technology, Inc.:
2.70%, 4/15/2032	110,000	82,522
4.66%, 2/15/2030	200,000	181,280
NVIDIA Corp.:
0.58%, 6/14/2024	75,000	70,754
1.55%, 6/15/2028 (b)	100,000	85,489

See accompanying notes to financial statements.
62

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022

Security Description	Principal Amount	Value
2.00%, 6/15/2031	$ 100,000	$ 80,252
3.20%, 9/16/2026	50,000	47,529
3.50%, 4/1/2040	300,000	243,045
3.50%, 4/1/2050	150,000	113,514
NXP B.V./NXP Funding LLC 4.88%, 3/1/2024	100,000	99,197
NXP B.V./NXP Funding LLC/NXP USA, Inc.:
2.70%, 5/1/2025	10,000	9,402
3.15%, 5/1/2027	15,000	13,670
3.25%, 5/11/2041	350,000	243,250
3.40%, 5/1/2030	570,000	491,887
4.30%, 6/18/2029	500,000	463,440
4.40%, 6/1/2027	75,000	71,881
5.00%, 1/15/2033	100,000	94,357
QUALCOMM, Inc.:
1.30%, 5/20/2028 (b)	250,000	211,710
2.15%, 5/20/2030 (b)	100,000	84,471
2.90%, 5/20/2024	200,000	195,112
3.25%, 5/20/2027 (b)	50,000	47,590
3.25%, 5/20/2050 (b)	45,000	32,803
3.45%, 5/20/2025	50,000	48,622
4.25%, 5/20/2032 (b)	90,000	86,719
4.30%, 5/20/2047	50,000	43,361
4.80%, 5/20/2045	25,000	23,457
5.40%, 5/20/2033	250,000	260,507
Texas Instruments, Inc.:
2.90%, 11/3/2027	70,000	65,200
3.88%, 3/15/2039	250,000	220,595
4.15%, 5/15/2048	150,000	133,437
4.60%, 2/15/2028	115,000	115,223
TSMC Arizona Corp.:
1.75%, 10/25/2026	750,000	665,737
3.13%, 10/25/2041	750,000	574,155
3.88%, 4/22/2027	200,000	191,850
Xilinx, Inc. 2.95%, 6/1/2024	50,000	48,605
		13,818,467
SHIPBUILDING — 0.0% (a)
Huntington Ingalls Industries, Inc. 2.04%, 8/16/2028	100,000	82,447
SOFTWARE — 0.6%
Activision Blizzard, Inc. 4.50%, 6/15/2047	150,000	131,610
Adobe, Inc.:
1.90%, 2/1/2025	30,000	28,341
2.30%, 2/1/2030	30,000	25,589
3.25%, 2/1/2025	25,000	24,293
Autodesk, Inc.:
2.40%, 12/15/2031	160,000	128,322
3.50%, 6/15/2027	50,000	46,822
Security Description	Principal Amount	Value
Broadridge Financial Solutions, Inc.:
2.60%, 5/1/2031 (b)	$ 150,000	$ 122,037
2.90%, 12/1/2029	50,000	42,309
Electronic Arts, Inc.:
1.85%, 2/15/2031	90,000	70,817
2.95%, 2/15/2051	65,000	42,271
Fidelity National Information Services, Inc.:
0.60%, 3/1/2024	35,000	33,140
1.15%, 3/1/2026	305,000	267,656
1.65%, 3/1/2028 (b)	35,000	29,102
2.25%, 3/1/2031 (b)	100,000	78,662
3.10%, 3/1/2041	15,000	10,388
Fiserv, Inc.:
2.25%, 6/1/2027	50,000	44,645
2.65%, 6/1/2030 (b)	50,000	41,924
2.75%, 7/1/2024	100,000	96,452
3.20%, 7/1/2026	275,000	257,603
3.50%, 7/1/2029	65,000	58,573
4.20%, 10/1/2028	65,000	61,523
4.40%, 7/1/2049	60,000	48,798
Intuit, Inc.:
0.95%, 7/15/2025	15,000	13,660
1.65%, 7/15/2030	15,000	12,056
Microsoft Corp.:
2.40%, 8/8/2026	200,000	186,572
2.53%, 6/1/2050	1,668,000	1,111,572
2.68%, 6/1/2060	288,000	186,123
2.88%, 2/6/2024	500,000	490,275
2.92%, 3/17/2052	860,000	612,733
3.04%, 3/17/2062	312,000	217,327
3.13%, 11/3/2025	50,000	48,300
3.30%, 2/6/2027	280,000	269,881
3.45%, 8/8/2036	262,000	232,507
Oracle Corp.:
1.65%, 3/25/2026	590,000	528,746
2.30%, 3/25/2028	105,000	91,052
2.50%, 4/1/2025	600,000	565,746
2.65%, 7/15/2026	45,000	41,378
2.80%, 4/1/2027	250,000	228,032
2.88%, 3/25/2031	370,000	306,963
2.95%, 5/15/2025	10,000	9,496
2.95%, 4/1/2030	300,000	256,080
3.60%, 4/1/2040	750,000	553,822
3.60%, 4/1/2050	525,000	358,160
3.65%, 3/25/2041	910,000	672,772
3.80%, 11/15/2037	180,000	141,998
3.85%, 7/15/2036	150,000	122,708
3.85%, 4/1/2060	250,000	167,257
3.90%, 5/15/2035	5,000	4,167
3.95%, 3/25/2051	370,000	266,581
4.00%, 7/15/2046	180,000	132,190
4.10%, 3/25/2061	145,000	101,249
4.30%, 7/8/2034	200,000	176,216

See accompanying notes to financial statements.
63

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022

Security Description	Principal Amount	Value
4.38%, 5/15/2055	$ 10,000	$ 7,679
6.15%, 11/9/2029	295,000	306,688
6.25%, 11/9/2032	350,000	367,517
Roper Technologies, Inc.:
1.75%, 2/15/2031	250,000	192,460
2.00%, 6/30/2030	30,000	23,985
2.95%, 9/15/2029	40,000	34,691
3.80%, 12/15/2026	30,000	28,655
4.20%, 9/15/2028	65,000	62,706
Salesforce, Inc.:
0.63%, 7/15/2024	55,000	51,668
1.50%, 7/15/2028 (b)	65,000	55,537
1.95%, 7/15/2031	120,000	96,080
2.70%, 7/15/2041	60,000	42,874
2.90%, 7/15/2051	100,000	66,602
3.05%, 7/15/2061	50,000	32,375
3.70%, 4/11/2028	25,000	24,032
ServiceNow, Inc. 1.40%, 9/1/2030	65,000	49,528
VMware, Inc.:
1.00%, 8/15/2024	750,000	697,665
1.40%, 8/15/2026	500,000	435,500
3.90%, 8/21/2027	150,000	139,983
Workday, Inc. 3.50%, 4/1/2027	550,000	514,426
		13,027,147
TELECOMMUNICATIONS — 1.0%
America Movil SAB de CV:
2.88%, 5/7/2030	200,000	171,374
4.38%, 7/16/2042	50,000	42,917
4.38%, 4/22/2049 (b)	200,000	170,856
4.70%, 7/21/2032	200,000	191,344
6.13%, 3/30/2040	100,000	103,350
AT&T, Inc.:
1.65%, 2/1/2028	530,000	448,401
1.70%, 3/25/2026	850,000	767,184
2.25%, 2/1/2032	125,000	98,011
2.30%, 6/1/2027	550,000	490,121
2.55%, 12/1/2033	350,000	269,150
2.75%, 6/1/2031	350,000	290,622
3.10%, 2/1/2043	150,000	103,916
3.50%, 6/1/2041	600,000	447,792
3.50%, 9/15/2053	900,000	612,333
3.55%, 9/15/2055	429,000	289,755
3.65%, 6/1/2051	100,000	70,726
3.65%, 9/15/2059	294,000	199,029
3.80%, 2/15/2027	150,000	142,868
3.80%, 12/1/2057	471,000	326,445
3.85%, 6/1/2060	45,000	31,411
4.10%, 2/15/2028	184,000	175,172
4.50%, 5/15/2035	300,000	272,856
4.55%, 3/9/2049	208,000	170,325
4.65%, 6/1/2044	25,000	21,062
4.75%, 5/15/2046	30,000	25,601
4.85%, 3/1/2039	570,000	510,235
Security Description	Principal Amount	Value
Bell Telephone Co. of Canada or Bell Canada:
4.30%, 7/29/2049	$ 55,000	$ 45,002
4.46%, 4/1/2048	30,000	25,544
Series US-3, 0.75%, 3/17/2024	150,000	142,062
Series US-4, 3.65%, 3/17/2051	150,000	108,666
British Telecommunications PLC 5.13%, 12/4/2028	200,000	193,808
Cisco Systems, Inc.:
3.50%, 6/15/2025 (b)	25,000	24,334
3.63%, 3/4/2024	25,000	24,641
5.50%, 1/15/2040	300,000	312,903
Corning, Inc.:
4.38%, 11/15/2057 (b)	25,000	19,455
5.35%, 11/15/2048 (b)	100,000	94,118
5.75%, 8/15/2040	25,000	24,808
Deutsche Telekom International Finance B.V. 8.75%, 6/15/2030	250,000	294,972
Juniper Networks, Inc.:
1.20%, 12/10/2025	250,000	223,588
2.00%, 12/10/2030	250,000	190,040
3.75%, 8/15/2029	100,000	89,098
Motorola Solutions, Inc.:
2.75%, 5/24/2031	100,000	79,800
4.00%, 9/1/2024	3,000	2,945
4.60%, 2/23/2028	125,000	121,188
4.60%, 5/23/2029	50,000	47,492
Orange SA 5.50%, 2/6/2044	50,000	49,251
Rogers Communications, Inc.:
3.20%, 3/15/2027 (e)	135,000	124,891
3.70%, 11/15/2049	50,000	34,043
3.80%, 3/15/2032 (e)	125,000	107,880
4.30%, 2/15/2048	40,000	30,183
4.35%, 5/1/2049	155,000	117,670
4.55%, 3/15/2052 (e)	500,000	390,015
5.00%, 3/15/2044 (b)	50,000	42,578
Telefonica Emisiones SA:
4.67%, 3/6/2038	150,000	119,081
5.21%, 3/8/2047	300,000	242,190
5.52%, 3/1/2049	150,000	125,408
7.05%, 6/20/2036	25,000	25,827
Telefonica Europe B.V. 8.25%, 9/15/2030	25,000	27,902
TELUS Corp. 4.60%, 11/16/2048	150,000	129,392
T-Mobile USA, Inc.:
2.05%, 2/15/2028	45,000	38,713
2.25%, 11/15/2031	50,000	39,320
2.55%, 2/15/2031	165,000	134,463
2.70%, 3/15/2032	500,000	404,650
3.00%, 2/15/2041	555,000	391,797

See accompanying notes to financial statements.
64

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022

Security Description	Principal Amount	Value
3.30%, 2/15/2051	$ 350,000	$ 233,289
3.40%, 10/15/2052	500,000	339,555
3.50%, 4/15/2025	650,000	625,742
3.60%, 11/15/2060	20,000	13,158
3.75%, 4/15/2027	150,000	141,428
3.88%, 4/15/2030	380,000	344,937
4.38%, 4/15/2040	350,000	300,289
4.50%, 4/15/2050	545,000	450,006
5.20%, 1/15/2033	250,000	247,532
5.65%, 1/15/2053	250,000	243,167
Verizon Communications, Inc.:
0.75%, 3/22/2024	555,000	526,856
0.85%, 11/20/2025 (b)	200,000	178,630
1.45%, 3/20/2026	580,000	521,304
1.50%, 9/18/2030	60,000	46,676
1.68%, 10/30/2030	55,000	42,745
1.75%, 1/20/2031	200,000	154,916
2.10%, 3/22/2028	500,000	433,745
2.55%, 3/21/2031	500,000	411,500
2.63%, 8/15/2026	50,000	46,187
2.65%, 11/20/2040	200,000	135,004
2.88%, 11/20/2050	200,000	126,140
2.99%, 10/30/2056	337,000	206,817
3.00%, 11/20/2060	175,000	104,839
3.15%, 3/22/2030	500,000	440,505
3.38%, 2/15/2025	500,000	484,685
3.40%, 3/22/2041	500,000	376,530
3.55%, 3/22/2051 (b)	500,000	357,925
3.70%, 3/22/2061	500,000	350,470
3.88%, 2/8/2029	10,000	9,390
4.00%, 3/22/2050	500,000	392,020
4.02%, 12/3/2029	350,000	327,547
4.27%, 1/15/2036	28,000	25,025
4.33%, 9/21/2028	285,000	274,335
4.40%, 11/1/2034	250,000	229,842
4.50%, 8/10/2033	250,000	234,305
Vodafone Group PLC:
4.13%, 5/30/2025	50,000	49,214
4.25%, 9/17/2050	750,000	579,367
4.38%, 2/19/2043	75,000	59,842
5.00%, 5/30/2038	250,000	229,728
5.25%, 5/30/2048	225,000	199,793
		21,577,559
TOYS/GAMES/HOBBIES — 0.0% (a)
Hasbro, Inc.:
3.50%, 9/15/2027	30,000	27,835
3.90%, 11/19/2029	100,000	88,893
		116,728
TRANSPORTATION — 0.5%
Burlington Northern Santa Fe LLC:
3.05%, 2/15/2051	15,000	10,422
3.30%, 9/15/2051	350,000	256,357
Security Description	Principal Amount	Value
3.40%, 9/1/2024	$ 100,000	$ 97,721
3.55%, 2/15/2050	250,000	192,450
3.75%, 4/1/2024	25,000	24,650
3.90%, 8/1/2046	100,000	81,566
4.05%, 6/15/2048	155,000	129,701
4.13%, 6/15/2047	150,000	127,585
4.15%, 12/15/2048	30,000	25,544
4.45%, 3/15/2043	50,000	44,726
4.55%, 9/1/2044	50,000	45,391
4.90%, 4/1/2044	125,000	118,315
Canadian National Railway Co.:
2.45%, 5/1/2050	15,000	9,420
2.75%, 3/1/2026	100,000	94,252
2.95%, 11/21/2024	50,000	48,113
3.20%, 8/2/2046 (b)	25,000	18,402
3.65%, 2/3/2048	50,000	39,979
Canadian Pacific Railway Co.:
1.35%, 12/2/2024	150,000	139,957
1.75%, 12/2/2026	80,000	71,290
2.05%, 3/5/2030	35,000	28,682
2.45%, 12/2/2031	565,000	470,272
3.00%, 12/2/2041	350,000	263,011
4.00%, 6/1/2028	100,000	95,629
4.80%, 9/15/2035	30,000	28,053
CSX Corp.:
2.40%, 2/15/2030 (b)	50,000	42,248
2.50%, 5/15/2051	610,000	370,404
3.25%, 6/1/2027	50,000	46,842
3.35%, 9/15/2049	65,000	46,832
3.40%, 8/1/2024	25,000	24,417
3.80%, 3/1/2028	50,000	47,680
3.80%, 11/1/2046	100,000	78,781
4.10%, 3/15/2044	75,000	62,779
4.25%, 3/15/2029	95,000	91,247
4.30%, 3/1/2048	50,000	42,660
4.50%, 3/15/2049	125,000	109,322
4.65%, 3/1/2068	50,000	42,421
FedEx Corp.:
2.40%, 5/15/2031 (b)	65,000	52,467
3.25%, 5/15/2041	65,000	46,633
3.40%, 2/15/2028	50,000	46,237
3.90%, 2/1/2035	200,000	170,054
4.05%, 2/15/2048	50,000	37,980
4.55%, 4/1/2046	100,000	81,403
4.75%, 11/15/2045	25,000	21,176
4.95%, 10/17/2048	100,000	87,432
5.25%, 5/15/2050 (b)	250,000	229,730
Kansas City Southern:
2.88%, 11/15/2029	65,000	56,125
3.50%, 5/1/2050	25,000	17,844
4.70%, 5/1/2048	50,000	43,494
Norfolk Southern Corp.:
2.90%, 6/15/2026	150,000	140,500
2.90%, 8/25/2051	150,000	97,750

See accompanying notes to financial statements.
65

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022

Security Description	Principal Amount	Value
3.00%, 3/15/2032 (b)	$ 150,000	$ 128,358
3.05%, 5/15/2050	350,000	234,934
3.15%, 6/1/2027	50,000	46,576
3.16%, 5/15/2055	68,000	45,289
3.40%, 11/1/2049	100,000	71,815
3.94%, 11/1/2047	100,000	80,617
4.45%, 6/15/2045	19,000	16,273
Ryder System, Inc.:
Series MTN, 1.75%, 9/1/2026	125,000	110,291
Series MTN, 2.50%, 9/1/2024	40,000	38,087
Series MTN, 2.85%, 3/1/2027	145,000	131,270
Union Pacific Corp.:
2.15%, 2/5/2027	250,000	225,785
2.38%, 5/20/2031	40,000	33,580
2.40%, 2/5/2030	500,000	427,850
2.75%, 3/1/2026 (b)	50,000	47,311
2.80%, 2/14/2032	570,000	489,875
2.97%, 9/16/2062	110,000	70,398
3.20%, 5/20/2041 (b)	70,000	54,916
3.25%, 2/5/2050	700,000	511,938
3.38%, 2/14/2042	40,000	31,812
3.50%, 2/14/2053	75,000	56,650
3.55%, 5/20/2061	100,000	73,165
3.80%, 10/1/2051	52,000	41,645
3.80%, 4/6/2071	175,000	129,194
3.84%, 3/20/2060	130,000	100,922
4.10%, 9/15/2067	15,000	11,822
4.50%, 1/20/2033 (b)	250,000	244,670
4.95%, 9/9/2052 (b)	250,000	241,982
United Parcel Service, Inc.:
2.40%, 11/15/2026	30,000	27,878
3.05%, 11/15/2027 (b)	50,000	47,041
3.75%, 11/15/2047	175,000	143,591
3.90%, 4/1/2025 (b)	500,000	492,585
5.30%, 4/1/2050	200,000	208,498
		9,212,564
TRUCKING & LEASING — 0.0% (a)
GATX Corp.:
1.90%, 6/1/2031	200,000	149,002
3.10%, 6/1/2051	250,000	150,208
3.85%, 3/30/2027	50,000	46,760
4.55%, 11/7/2028	50,000	47,427
4.70%, 4/1/2029	25,000	23,824
		417,221
VENTURE CAPITAL — 0.0% (a)
Hercules Capital, Inc. 3.38%, 1/20/2027	65,000	55,615
WATER — 0.0% (a)
American Water Capital Corp.:
2.30%, 6/1/2031	100,000	82,155
Security Description	Principal Amount	Value
2.95%, 9/1/2027	$ 121,000	$ 111,581
3.25%, 6/1/2051 (b)	100,000	71,633
3.40%, 3/1/2025	25,000	24,230
3.45%, 5/1/2050	50,000	36,914
3.75%, 9/1/2028	100,000	94,359
3.75%, 9/1/2047	100,000	77,886
4.30%, 12/1/2042	25,000	21,750
Essential Utilities, Inc.:
2.40%, 5/1/2031 (b)	105,000	83,872
2.70%, 4/15/2030	60,000	50,278
		654,658
TOTAL CORPORATE BONDS & NOTES (Cost $588,999,024)		500,961,593
ASSET-BACKED SECURITIES — 0.3%
AUTOMOBILE — 0.2%
AmeriCredit Automobile Receivables Trust Series 2022-1, Class A3, 2.45%, 11/18/2026	250,000	240,075
CarMax Auto Owner Trust Series 2020-1, Class A4, 2.03%, 6/16/2025	235,000	227,422
Carvana Auto Receivables Trust 2021-P4 Series 2021-P4, Class A3, 1.31%, 1/11/2027	175,000	163,338
Ford Credit Auto Owner Trust Series 2022-A, Class A3, 1.29%, 6/15/2026	218,000	207,260
GM Financial Automobile Leasing Trust Series 2022-2, Class A3, 3.42%, 6/20/2025	400,000	391,154
GM Financial Consumer Automobile Receivables Trust Series 2022-1, Class A3, 1.26%, 11/16/2026	300,000	283,425
Hyundai Auto Receivables Trust Series 2021-C, Class A3, 0.74%, 5/15/2026	350,000	331,298
Mercedes-Benz Auto Receivables Trust Series 2022-1, Class A3, 5.21%, 8/16/2027	424,000	427,022
Santander Drive Auto Receivables Trust Series 2022-6, Class A3, 4.49%, 11/16/2026	500,000	492,221
Toyota Auto Receivables Owner Trust:
Series 2020-D, Class A4, 0.47%, 1/15/2026	250,000	235,572

See accompanying notes to financial statements.
66

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022

Security Description	Principal Amount	Value
Series 2022-A, Class A3, 1.23%, 6/15/2026	$ 150,000	$ 141,989
Volkswagen Auto Loan Enhanced Trust Series 2021-1, Class A3, 1.02%, 6/22/2026	100,000	94,845
World Omni Auto Receivables Trust Series 2022-D, Class A3, 5.61%, 2/15/2028	500,000	507,683
		3,743,304
CREDIT CARD — 0.1%
American Express Credit Account Master Trust:
Series 2021-1, Class A, 0.90%, 11/15/2026	368,000	341,605
Series 2022-3, Class A, 3.75%, 8/15/2027	500,000	488,795
BA Credit Card Trust Series 2021-A1, Class A1, 0.44%, 9/15/2026 (b)	245,000	230,604
Capital One Multi-Asset Execution Trust:
Series 2022-A2, Class A, 3.49%, 5/15/2027	500,000	485,272
Series 2021-A2, Class A2, 1.39%, 7/15/2030	350,000	291,984
Chase Issuance Trust Series 2022-A1, Class A, Class A, 3.97%, 9/15/2027	181,000	177,176
Citibank Credit Card Issuance Trust Series 2018-A7, Class A7, 3.96%, 10/13/2030	200,000	192,675
Discover Card Execution Note Trust:
Series 2021-A2, Class A2, 1.03%, 9/15/2028	271,000	239,650
Series 2022-A2, Class A, 3.32%, 5/15/2027	250,000	242,095
Synchrony Card Funding LLC Series 2022-A1, Class A, 3.37%, 4/15/2028	180,000	173,332
		2,863,188
OTHER ABS — 0.0% (a)
CNH Equipment Trust Series 2021-B, Class A3, 0.44%, 8/17/2026	200,000	188,846
John Deere Owner Trust Series 2021-B, Class A3, 0.52%, 3/16/2026	86,000	81,229
Security Description	Principal Amount	Value
Verizon Master Trust Series 2021-1, Class A, 0.50%, 5/20/2027	$ 353,000	$ 331,327
		601,402
TOTAL ASSET-BACKED SECURITIES (Cost $7,511,809)		7,207,894
FOREIGN GOVERNMENT OBLIGATIONS — 3.1%
AUSTRIA — 0.0% (a)
Oesterreichische Kontrollbank AG:
0.38%, 09/17/2025	90,000	80,769
1.50%, 02/12/2025	50,000	46,973
Series GMTN, 0.50%, 02/02/2026	500,000	444,100
		571,842
CANADA — 0.4%
Canada Government International Bond:
0.75%, 05/19/2026	500,000	444,795
1.63%, 01/22/2025	250,000	236,397
Export Development Canada 3.38%, 8/26/2025	500,000	487,145
Province of Alberta Canada:
1.00%, 05/20/2025	500,000	460,255
1.30%, 07/22/2030	400,000	319,988
3.30%, 03/15/2028 (b)	650,000	615,615
Province of British Columbia Canada:
0.90%, 07/20/2026	500,000	442,885
1.30%, 01/29/2031 (b)	200,000	159,396
2.25%, 06/02/2026	150,000	139,628
Province of Manitoba Canada:
2.13%, 06/22/2026	250,000	230,985
Series GX, 2.60%, 04/16/2024	100,000	97,186
Province of New Brunswick Canada 3.63%, 2/24/2028	50,000	48,115
Province of Ontario Canada:
0.63%, 01/21/2026 (b)	440,000	391,420
1.05%, 04/14/2026 (b)	200,000	178,940
1.13%, 10/07/2030	500,000	392,810
1.60%, 02/25/2031	250,000	202,753
1.80%, 10/14/2031	500,000	405,655
2.00%, 10/02/2029 (b)	350,000	301,066
2.50%, 04/27/2026	350,000	327,855
3.10%, 05/19/2027 (b)	750,000	711,112
Series MTN, 2.13%, 01/21/2032	750,000	623,280
Province of Quebec Canada:
0.60%, 07/23/2025	250,000	226,728
1.35%, 05/28/2030	300,000	242,637

See accompanying notes to financial statements.
67

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022

Security Description	Principal Amount	Value
1.90%, 04/21/2031	$ 250,000	$ 207,135
2.50%, 04/20/2026	250,000	235,242
2.75%, 04/12/2027 (b)	200,000	187,468
Series QO, 2.88%, 10/16/2024	200,000	193,882
Series QX, 1.50%, 02/11/2025	500,000	469,590
		8,979,963
CHILE — 0.1%
Chile Government International Bond:
2.45%, 01/31/2031 (b)	200,000	166,134
2.55%, 07/27/2033	250,000	196,087
3.10%, 01/22/2061	250,000	156,005
3.13%, 01/21/2026	50,000	47,396
3.24%, 02/06/2028 (b)	200,000	185,798
3.25%, 09/21/2071	250,000	154,483
3.86%, 06/21/2047	300,000	234,666
4.34%, 03/07/2042	250,000	211,762
		1,352,331
FREE OF TAX — 0.1%
Asian Development Bank:
1.88%, 03/15/2029	250,000	218,890
Series GMTN, 1.50%, 01/20/2027	500,000	450,005
European Investment Bank:
1.75%, 03/15/2029 (b)	133,000	116,007
Series GMTN, 1.38%, 03/15/2027 (b)	350,000	313,047
Inter-American Development Bank 1.50%, 1/13/2027	350,000	315,150
		1,413,099
GERMANY — 0.2%
FMS Wertmanagement 2.75%, 1/30/2024	250,000	244,485
Kreditanstalt fuer Wiederaufbau:
Zero Coupon, 06/29/2037	100,000	54,790
0.25%, 03/08/2024	1,165,000	1,104,525
0.38%, 07/18/2025	250,000	226,125
0.50%, 09/20/2024 (b)	500,000	466,200
0.63%, 01/22/2026	225,000	201,416
0.75%, 09/30/2030 (b)	500,000	390,465
1.38%, 08/05/2024	500,000	474,750
1.75%, 09/14/2029	250,000	216,090
2.00%, 05/02/2025	100,000	94,672
2.50%, 11/20/2024	300,000	288,624
2.63%, 02/28/2024	250,000	243,863
2.88%, 04/03/2028	290,000	272,736
Landwirtschaftliche Rentenbank:
0.88%, 03/30/2026	240,000	214,812
0.88%, 09/03/2030 (b)	200,000	157,482
Security Description	Principal Amount	Value
Series 37, 2.50%, 11/15/2027 (b)	$ 50,000	$ 46,295
Series 40, 0.50%, 05/27/2025	90,000	82,022
		4,779,352
HUNGARY — 0.0% (a)
Hungary Government International Bond 5.38%, 3/25/2024	350,000	349,664
INDONESIA — 0.1%
Indonesia Government International Bond:
1.85%, 03/12/2031	500,000	406,215
2.15%, 07/28/2031	500,000	416,205
3.05%, 03/12/2051 (b)	250,000	181,103
3.55%, 03/31/2032	350,000	318,153
4.45%, 04/15/2070 (b)	200,000	167,948
4.75%, 02/11/2029	150,000	150,246
5.35%, 02/11/2049 (b)	100,000	97,634
		1,737,504
ISRAEL — 0.0% (a)
Israel Government International Bond:
2.75%, 07/03/2030	200,000	181,682
2.88%, 03/16/2026	100,000	95,056
3.25%, 01/17/2028 (b)	100,000	94,824
3.88%, 07/03/2050	200,000	167,678
4.13%, 01/17/2048	100,000	87,788
State of Israel 3.38%, 1/15/2050	300,000	229,701
		856,729
ITALY — 0.1%
Republic of Italy Government International Bond:
0.88%, 05/06/2024	200,000	187,118
1.25%, 02/17/2026	250,000	217,305
2.38%, 10/17/2024	250,000	235,485
2.88%, 10/17/2029	500,000	414,685
3.88%, 05/06/2051	200,000	132,296
4.00%, 10/17/2049	200,000	141,598
5.38%, 06/15/2033	50,000	47,822
		1,376,309
JAPAN — 0.1%
Japan Bank for International Cooperation:
0.63%, 07/15/2025	450,000	406,053
1.25%, 01/21/2031	250,000	194,890
1.88%, 04/15/2031 (b)	200,000	163,140
2.13%, 02/16/2029 (b)	250,000	216,770
2.75%, 11/16/2027 (b)	200,000	183,936
2.88%, 04/14/2025	200,000	192,010
2.88%, 07/21/2027	100,000	93,039
3.25%, 07/20/2028 (b)	250,000	233,630

See accompanying notes to financial statements.
68

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022

Security Description	Principal Amount	Value
3.88%, 09/16/2025	$ 500,000	$ 488,885
Series DTC, 1.75%, 10/17/2024	200,000	189,106
Series DTC, 2.38%, 04/20/2026	200,000	185,790
Series DTC, 2.50%, 05/23/2024	200,000	193,464
Japan International Cooperation Agency 1.75%, 4/28/2031	200,000	160,908
		2,901,621
MEXICO — 0.2%
Mexico Government International Bond:
2.66%, 05/24/2031 (b)	450,000	362,592
3.25%, 04/16/2030 (b)	350,000	305,228
3.50%, 02/12/2034	250,000	200,460
3.75%, 01/11/2028	100,000	94,530
3.77%, 05/24/2061	200,000	127,046
3.90%, 04/27/2025	500,000	493,155
4.13%, 01/21/2026	125,000	121,896
4.15%, 03/28/2027 (b)	200,000	194,984
4.28%, 08/14/2041	1,025,000	792,520
4.50%, 04/22/2029	250,000	238,570
4.50%, 01/31/2050 (b)	250,000	190,255
4.60%, 02/10/2048 (b)	200,000	154,792
4.75%, 04/27/2032 (b)	200,000	187,428
5.00%, 04/27/2051	200,000	162,734
5.55%, 01/21/2045 (b)	450,000	403,821
6.05%, 01/11/2040	30,000	29,098
Series MTN, 4.75%, 03/08/2044	100,000	80,779
		4,139,888
PANAMA — 0.1%
Panama Government International Bond:
2.25%, 09/29/2032	200,000	148,352
3.16%, 01/23/2030	200,000	172,108
3.30%, 01/19/2033	500,000	406,585
3.75%, 03/16/2025	150,000	145,074
3.87%, 07/23/2060	200,000	129,410
3.88%, 03/17/2028	200,000	188,920
4.50%, 05/15/2047	50,000	38,486
4.50%, 04/16/2050	700,000	528,997
6.40%, 02/14/2035	200,000	203,472
6.70%, 01/26/2036	50,000	52,339
		2,013,743
PERU — 0.1%
Peruvian Government International Bond:
2.39%, 01/23/2026	250,000	230,702
2.78%, 01/23/2031 (b)	320,000	265,715
2.78%, 12/01/2060	150,000	88,059
2.84%, 06/20/2030 (b)	55,000	46,626
Security Description	Principal Amount	Value
3.00%, 01/15/2034 (b)	$ 250,000	$ 197,610
3.23%, 07/28/2121	150,000	87,852
3.30%, 03/11/2041	815,000	594,893
3.55%, 03/10/2051 (b)	70,000	49,988
3.60%, 01/15/2072	250,000	163,397
4.13%, 08/25/2027	150,000	144,078
5.63%, 11/18/2050	150,000	148,835
6.55%, 03/14/2037	25,000	26,438
		2,044,193
PHILIPPINES — 0.1%
Philippine Government International Bond:
1.65%, 06/10/2031	250,000	199,907
1.95%, 01/06/2032	200,000	163,156
2.46%, 05/05/2030	200,000	174,960
2.65%, 12/10/2045	600,000	403,446
2.95%, 05/05/2045	250,000	180,327
3.20%, 07/06/2046	200,000	146,002
3.70%, 03/01/2041	200,000	163,026
3.70%, 02/02/2042	100,000	81,178
3.95%, 01/20/2040	200,000	169,342
4.20%, 01/21/2024	300,000	297,402
5.00%, 01/13/2037	150,000	145,886
5.61%, 04/13/2033	500,000	527,800
7.75%, 01/14/2031 (b)	100,000	119,417
		2,771,849
POLAND — 0.0% (a)
Republic of Poland Government International Bond:
3.25%, 04/06/2026	175,000	167,795
4.00%, 01/22/2024	150,000	148,037
5.50%, 11/16/2027	350,000	359,544
5.75%, 11/16/2032	250,000	265,903
		941,279
SOUTH KOREA — 0.1%
Export-Import Bank of Korea:
0.63%, 06/29/2024	500,000	468,765
0.63%, 02/09/2026 (b)	200,000	176,320
1.13%, 12/29/2026 (b)	200,000	173,550
2.38%, 04/21/2027	25,000	22,585
2.50%, 06/29/2041	250,000	173,923
3.25%, 11/10/2025	150,000	142,638
4.25%, 09/15/2027 (b)	250,000	243,930
Korea Development Bank:
0.40%, 06/19/2024	215,000	201,141
0.80%, 07/19/2026 (b)	250,000	217,687
1.63%, 01/19/2031	250,000	196,467
2.00%, 02/24/2025	200,000	187,844
3.00%, 01/13/2026	100,000	95,012
Korea International Bond:
1.00%, 09/16/2030	200,000	157,786

See accompanying notes to financial statements.
69

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022

Security Description	Principal Amount	Value
3.50%, 09/20/2028	$ 200,000	$ 190,840
		2,648,488
SUPRANATIONAL — 1.2%
African Development Bank Series GDIF, 0.88%, 3/23/2026	150,000	134,190
Asian Development Bank:
0.63%, 04/29/2025	500,000	458,430
1.50%, 10/18/2024	200,000	189,324
2.63%, 01/30/2024	200,000	195,392
2.88%, 05/06/2025	225,000	217,280
3.13%, 04/27/2032	250,000	231,815
Series GMTN, 0.38%, 06/11/2024	725,000	681,688
Series GMTN, 0.38%, 09/03/2025	250,000	224,955
Series GMTN, 0.50%, 02/04/2026	250,000	222,313
Series GMTN, 0.75%, 10/08/2030	200,000	155,590
Series GMTN, 1.00%, 04/14/2026	100,000	89,866
Series GMTN, 1.25%, 06/09/2028	100,000	85,793
Series GMTN, 1.50%, 03/04/2031	250,000	205,285
Series GMTN, 1.88%, 01/24/2030	500,000	430,640
Series GMTN, 2.00%, 04/24/2026	100,000	92,824
Series GMTN, 2.38%, 08/10/2027	50,000	46,253
Series GMTN, 2.50%, 11/02/2027	100,000	92,583
Series GMTN, 2.63%, 01/12/2027	50,000	47,103
Series GMTN, 3.13%, 08/20/2027	1,000,000	955,350
Series GMTN, 3.13%, 09/26/2028	50,000	47,347
Series GMTN, 3.88%, 09/28/2032	200,000	196,818
Series GMTN, 4.13%, 09/27/2024	215,000	213,136
Asian Infrastructure Investment Bank:
0.50%, 05/28/2025	200,000	181,652
0.50%, 01/27/2026	500,000	442,115
3.75%, 09/14/2027	200,000	194,454
Corp. Andina de Fomento 1.25%, 10/26/2024	68,000	63,160
Council Of Europe Development Bank:
0.38%, 06/10/2024 (b)	250,000	235,105
0.88%, 09/22/2026 (b)	100,000	88,187
2.50%, 02/27/2024	30,000	29,228
Security Description	Principal Amount	Value
European Bank for Reconstruction & Development:
Series GMTN, 0.50%, 11/25/2025	$ 250,000	$ 223,860
Series GMTN, 0.50%, 01/28/2026 (b)	200,000	177,966
Series GMTN, 1.50%, 02/13/2025	250,000	235,260
European Investment Bank:
0.38%, 12/15/2025 (b)	200,000	178,322
0.38%, 03/26/2026	750,000	661,777
0.63%, 07/25/2025	350,000	318,724
0.75%, 10/26/2026	250,000	219,500
0.75%, 09/23/2030	200,000	156,616
1.25%, 02/14/2031 (b)	390,000	317,312
1.63%, 03/14/2025 (b)	485,000	457,074
1.63%, 05/13/2031	100,000	83,506
1.88%, 02/10/2025	100,000	94,869
2.13%, 04/13/2026 (b)	100,000	93,434
2.38%, 05/24/2027	100,000	93,010
2.50%, 10/15/2024 (b)	25,000	24,141
2.63%, 03/15/2024	1,100,000	1,072,709
2.75%, 08/15/2025	195,000	187,399
Inter-American Development Bank:
0.50%, 09/23/2024	850,000	792,378
0.63%, 07/15/2025	500,000	455,280
0.63%, 09/16/2027 (b)	500,000	424,430
0.88%, 04/03/2025	500,000	462,235
1.13%, 07/20/2028	200,000	169,802
2.00%, 07/23/2026	100,000	92,367
2.25%, 06/18/2029	250,000	223,063
2.38%, 07/07/2027	100,000	92,563
2.63%, 01/16/2024	350,000	342,132
3.00%, 02/21/2024	100,000	98,011
3.13%, 09/18/2028	100,000	94,497
3.50%, 09/14/2029	200,000	192,220
4.38%, 01/24/2044	75,000	73,694
Series GMTN, 0.88%, 04/20/2026	250,000	223,645
Series GMTN, 1.13%, 01/13/2031	750,000	599,092
Series GMTN, 1.75%, 03/14/2025	250,000	236,045
International Bank for Reconstruction & Development:
0.38%, 07/28/2025	750,000	677,902
0.50%, 10/28/2025	250,000	224,608
0.63%, 04/22/2025	550,000	504,553
0.75%, 03/11/2025	500,000	461,915
0.75%, 11/24/2027	390,000	331,403
0.75%, 08/26/2030	170,000	132,537
0.88%, 07/15/2026	1,000,000	889,060
0.88%, 05/14/2030	250,000	198,830

See accompanying notes to financial statements.
70

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022

Security Description	Principal Amount	Value
1.13%, 09/13/2028	$ 500,000	$ 423,675
1.25%, 02/10/2031	500,000	403,725
1.63%, 01/15/2025	350,000	330,925
1.63%, 11/03/2031 (b)	1,000,000	820,620
2.50%, 03/19/2024	350,000	340,665
3.13%, 06/15/2027	200,000	191,656
Series GDIF, 1.38%, 04/20/2028	250,000	216,988
Series GDIF, 1.75%, 10/23/2029	250,000	214,990
Series GDIF, 2.50%, 11/25/2024	300,000	288,708
Series GDIF, 2.50%, 07/29/2025	200,000	190,932
Series GDIF, 2.50%, 11/22/2027	250,000	231,625
Series GMTN, 4.75%, 02/15/2035	25,000	25,952
International Finance Corp.:
Series GMTN, 0.38%, 07/16/2025	250,000	226,285
Series GMTN, 0.75%, 10/08/2026	500,000	439,900
Series GMTN, 2.13%, 04/07/2026	100,000	93,220
Series GMTN, 3.63%, 09/15/2025	133,000	130,536
Nordic Investment Bank:
0.38%, 09/20/2024	200,000	186,136
0.38%, 09/11/2025	200,000	179,794
Series GMTN, 0.50%, 01/21/2026 (b)	200,000	178,038
		24,149,987
SWEDEN — 0.1%
Svensk Exportkredit AB:
0.50%, 08/26/2025	350,000	314,748
Series GMTN, 2.25%, 03/22/2027	250,000	229,895
Series USMT, 0.38%, 03/11/2024	500,000	473,955
		1,018,598
URUGUAY — 0.1%
Uruguay Government International Bond:
4.38%, 10/27/2027	225,000	227,300
4.38%, 01/23/2031	280,000	278,261
4.98%, 04/20/2055	400,000	383,428
5.10%, 06/18/2050	175,000	171,932
		1,060,921
TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $73,825,299)		65,107,360
Security Description	Principal Amount	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS — 29.4%
Federal Farm Credit Banks Funding Corp.:
0.25%, 2/26/2024	$ 105,000	$ 99,686
0.30%, 11/12/2024	250,000	229,652
0.35%, 5/16/2024	250,000	234,845
0.47%, 8/19/2024	100,000	93,018
0.68%, 8/4/2025	100,000	90,203
0.68%, 1/13/2027	250,000	212,273
0.70%, 1/27/2027	100,000	85,803
0.79%, 6/21/2027	125,000	106,128
0.88%, 11/18/2024	185,000	172,609
0.90%, 8/19/2027	100,000	84,860
1.00%, 8/3/2027	100,000	85,050
1.04%, 1/25/2029	150,000	121,754
1.10%, 8/10/2029	150,000	120,120
1.13%, 1/6/2025	110,000	102,641
1.14%, 8/20/2029	150,000	120,354
1.15%, 8/12/2030	100,000	77,334
1.32%, 9/9/2030	100,000	78,072
1.38%, 1/14/2031	250,000	192,708
1.65%, 7/23/2035	100,000	67,820
1.69%, 8/20/2035	100,000	67,887
1.75%, 2/14/2025	315,000	297,117
1.95%, 8/13/2040	100,000	61,921
1.99%, 3/17/2031	500,000	403,680
2.63%, 5/16/2024	335,000	325,851
3.38%, 8/26/2024	250,000	244,857
4.25%, 9/26/2024	500,000	496,855
4.50%, 11/18/2024	250,000	249,445
Federal Home Loan Bank:
0.38%, 9/4/2025	750,000	676,237
0.50%, 4/14/2025	1,455,000	1,334,060
0.55%, 1/20/2026	150,000	132,725
0.65%, 1/28/2026	150,000	133,035
0.65%, 2/26/2026	100,000	88,449
0.70%, 1/28/2026	150,000	133,244
0.75%, 2/24/2026	100,000	88,946
0.83%, 2/10/2027	100,000	86,125
0.90%, 2/26/2027	150,000	129,320
1.00%, 8/16/2028	250,000	206,790
1.25%, 12/21/2026	1,000,000	892,620
1.50%, 8/15/2024 (b)	190,000	180,652
2.50%, 2/13/2024 (b)	220,000	214,551
2.75%, 6/28/2024	500,000	485,840
2.88%, 9/13/2024	50,000	48,469
3.25%, 6/9/2028	500,000	477,245
3.25%, 11/16/2028	280,000	268,884
4.50%, 10/3/2024	1,500,000	1,499,985
5.50%, 7/15/2036	135,000	148,416
Federal Home Loan Mortgage Corp.:
0.36%, 5/15/2024	250,000	235,282

See accompanying notes to financial statements.
71

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022

Security Description	Principal Amount	Value
0.38%, 9/23/2025	$ 730,000	$ 656,985
0.60%, 10/15/2025	110,000	98,501
0.60%, 10/20/2025	150,000	133,794
0.63%, 11/25/2025	175,000	156,604
0.68%, 8/6/2025	100,000	90,394
0.75%, 6/23/2026	150,000	131,202
1.50%, 2/12/2025	2,500,000	2,353,175
1.50%, 4/1/2037	1,339,392	1,160,409
1.50%, 2/1/2051	2,173,173	1,674,909
1.50%, 10/1/2051	1,883,682	1,451,526
1.50%, 11/1/2051	5,464,682	4,210,410
2.00%, 6/1/2036	2,030,096	1,809,351
2.00%, 1/1/2037	2,785,238	2,482,383
2.00%, 4/1/2037	1,610,325	1,432,576
2.00%, 10/1/2050	1,281,379	1,050,383
2.00%, 12/1/2050	974,817	798,480
2.00%, 1/1/2051	2,466,727	2,019,750
2.00%, 2/1/2051	3,065,051	2,508,705
2.00%, 9/1/2051	4,578,661	3,734,919
2.00%, 11/1/2051	7,313,283	5,961,068
2.00%, 2/1/2052	6,096,951	4,963,951
2.00%, 3/1/2052	5,225,450	4,252,543
2.22%, 7/13/2040	150,000	99,221
2.50%, 10/1/2029	14,776	13,881
2.50%, 1/1/2031	31,658	29,662
2.50%, 5/1/2031	49,751	46,396
2.50%, 6/1/2031	92,015	85,809
2.50%, 10/1/2031	88,326	82,369
2.50%, 12/1/2031	117,137	109,237
2.50%, 12/1/2032	404,705	376,895
2.50%, 2/1/2033	432,417	402,703
2.50%, 9/1/2035	524,176	481,587
2.50%, 1/1/2037	1,856,162	1,702,577
2.50%, 1/1/2042	1,100,050	956,495
2.50%, 7/1/2042	3,081,261	2,678,444
2.50%, 9/1/2046	645,008	558,409
2.50%, 7/1/2050	2,826,990	2,415,762
2.50%, 10/1/2050	1,838,440	1,569,301
2.50%, 2/1/2051	2,395,141	2,041,533
2.50%, 6/1/2051	5,509,958	4,662,832
2.50%, 9/1/2051	5,062,611	4,299,639
2.50%, 10/1/2051	4,220,927	3,582,673
2.50%, 11/1/2051	5,170,085	4,385,699
2.50%, 12/1/2051	4,415,396	3,743,281
3.00%, 10/1/2030	219,229	207,902
3.00%, 12/1/2030	38,863	36,855
3.00%, 5/1/2031	28,686	27,192
3.00%, 12/1/2031	159,250	150,960
3.00%, 2/1/2032	215,455	204,239
3.00%, 5/1/2032	214,510	203,316
3.00%, 7/1/2032	60,699	57,532
3.00%, 1/1/2033	258,954	245,440
3.00%, 3/1/2035	1,054,092	993,612
3.00%, 5/1/2035	490,253	461,959
3.00%, 4/1/2036	140,579	129,627
Security Description	Principal Amount	Value
3.00%, 6/1/2036	$ 89,213	$ 82,263
3.00%, 2/1/2038	266,237	245,303
3.00%, 1/1/2043	1,278,109	1,158,871
3.00%, 7/1/2043	1,346,568	1,220,662
3.00%, 6/1/2045	30,609	27,515
3.00% 8/1/2045	203,233	183,768
3.00%, 4/1/2046	115,334	103,619
3.00% 6/1/2046	1,491,307	1,350,212
3.00%, 7/1/2046	1,936,516	1,739,106
3.00%, 8/1/2046	219,905	197,568
3.00%, 9/1/2046	71,792	64,499
3.00%, 10/1/2046	121,769	109,401
3.00% 11/1/2046	444,232	399,110
3.00% 12/1/2046	399,384	358,817
3.00%, 1/1/2047	290,478	260,973
3.00% 2/1/2047	793,125	712,564
3.00%, 4/1/2047	1,929,483	1,732,790
3.00%, 9/1/2049	192,961	171,331
3.00%, 12/1/2049	186,745	165,811
3.00%, 2/1/2050	689,317	612,047
3.00%, 5/1/2050	1,681,455	1,493,167
3.00%, 6/1/2051	1,517,746	1,338,760
3.00%, 3/1/2052	4,837,916	4,247,228
3.50%, 4/1/2032	112,036	108,533
3.50%, 6/1/2033	209,684	202,864
3.50%, 9/1/2033	141,339	136,743
3.50%, 11/1/2034	93,846	89,419
3.50%, 3/1/2037	113,554	107,915
3.50%, 4/1/2042	131,142	123,877
3.50%, 12/1/2042	84,147	78,804
3.50%, 8/1/2043	216,868	202,993
3.50%, 5/1/2044	963,146	904,703
3.50%, 11/1/2044	13,259	12,376
3.50%, 1/1/2045	17,985	16,787
3.50% 7/1/2045	110,653	102,777
3.50%, 10/1/2045	16,909	15,676
3.50% 12/1/2045	210,745	195,564
3.50%, 1/1/2046	25,355	23,505
3.50%, 3/1/2046	51,000	47,211
3.50%, 4/1/2046	73,866	68,378
3.50%, 6/1/2046	86,774	80,327
3.50%, 8/1/2046	998,751	925,902
3.50%, 12/1/2046	291,381	269,730
3.50%, 2/1/2047	190,586	176,424
3.50%, 3/1/2047	181,571	168,079
3.50%, 4/1/2047	102,589	94,947
3.50%, 6/1/2047	98,826	91,464
3.50% 10/1/2047	178,528	165,229
3.50%, 11/1/2047	64,304	59,514
3.50%, 12/1/2047	145,313	134,489
3.50%, 4/1/2049	145,788	134,088
3.50%, 7/1/2049	392,180	360,308
3.50%, 9/1/2049	1,946,224	1,816,201
3.50%, 10/1/2049	41,768	38,373
3.50%, 3/1/2050	990,962	910,429

See accompanying notes to financial statements.
72

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022

Security Description	Principal Amount	Value
3.50%, 9/1/2052	$ 1,331,840	$ 1,208,977
4.00%, 11/1/2033	152,503	149,961
4.00%, 4/1/2042	12,030	11,605
4.00%, 6/1/2042	34,109	32,870
4.00%, 7/1/2042	617,566	595,755
4.00%, 12/1/2044	13,259	12,764
4.00%, 4/1/2045	9,937	9,558
4.00%, 10/1/2045	23,189	22,304
4.00%, 12/1/2045	43,122	41,475
4.00%, 1/1/2046	160,835	154,694
4.00%, 2/1/2046	63,397	60,976
4.00%, 1/1/2047	201,799	192,838
4.00%, 2/1/2047	80,182	76,622
4.00%, 6/1/2047	139,940	133,639
4.00%, 9/1/2047	173,379	165,571
4.00%, 11/1/2047	128,896	123,092
4.00%, 1/1/2048	336,235	321,094
4.00%, 10/1/2048	641,090	611,703
4.00%, 4/1/2049	50,932	48,492
4.00%, 2/1/2051	2,562,224	2,437,143
4.50%, 5/1/2042	321,440	318,632
4.50%, 5/1/2044	126,437	125,038
4.50%, 12/1/2045	193,687	191,544
4.50%, 9/1/2046	143,033	141,071
4.50%, 4/1/2047	72,097	70,692
4.50%, 10/1/2047	113,872	111,653
4.50%, 11/1/2047	92,809	91,001
4.50%, 12/1/2047	48,210	47,270
4.50%, 7/1/2048	257,855	252,712
4.50%, 9/1/2048	403,833	395,386
4.50%, 11/1/2048	145,355	142,457
4.50%, 6/1/2049	192,671	188,455
4.50%, 11/1/2049	373,892	365,712
5.00%, 7/1/2041	66,121	66,878
5.00%, 11/1/2048	159,643	159,516
5.00%, 10/1/2052	786,230	781,702
5.50%, 8/1/2038	197,207	203,064
6.00%, 7/1/2040	76,656	80,430
6.25%, 7/15/2032 (b)	460,000	536,406
Series 0000, 0.64%, 11/24/2025	175,000	156,760
Series 0001, 0.60%, 11/12/2025	150,000	134,345
Series K039, Class A2, 3.30%, 7/25/2024	400,000	391,039
Series K040, Class A2, 3.24%, 9/25/2024	575,000	559,841
Series K049, Class A2, 3.01%, 7/25/2025	200,000	192,177
Series K054, Class A2, 2.75%, 1/25/2026	500,000	474,352
Series K062, Class A2, 3.41%, 12/25/2026	400,000	383,945
Series K085, Class A2, 4.06%, 10/25/2028 (c)	250,000	243,627
Security Description	Principal Amount	Value
Series K086, Class A2, 3.86%, 11/25/2028 (c)	$ 160,001	$ 154,733
Series K087, Class A2, 3.77%, 12/25/2028	1,607,000	1,546,604
Series K090, Class A2, 3.42%, 2/25/2029	163,934	154,533
Series K092, Class A2, 3.30%, 4/25/2029	350,000	327,016
Series K093, Class A2, 2.98%, 5/25/2029	100,000	91,726
Series K094, Class A2, 2.90%, 6/25/2029	352,767	321,488
Series K098, Class A2, 2.43%, 8/25/2029	100,000	88,241
Series K099, Class A2, 2.60%, 9/25/2029	100,000	89,085
Series K101, Class A2, 2.52%, 10/25/2029	200,000	176,929
Series K109, Class A2, 1.56%, 4/25/2030	100,000	81,826
Series K114, Class A2, 1.37%, 6/25/2030	85,000	68,029
Series K115, Class A2, 1.38%, 6/25/2030	400,000	320,699
Series K118, Class A2, 1.49%, 9/25/2030	750,000	602,849
Series K121, Class A2, 1.55%, 10/25/2030	320,000	257,456
Series K123, Class A2, 1.62%, 12/25/2030	233,333	188,493
Series K124, Class A2, 1.66%, 12/25/2030	500,000	404,235
Series K126, Class A2, 2.07%, 1/25/2031	500,000	417,748
Series K127, Class A2, 2.11%, 1/25/2031	450,000	376,597
Series K131, Class A2, 1.85%, 7/25/2031	500,000	406,927
Series K-1515, Class A2, 1.94%, 2/25/2035	293,000	222,128
Series K-1519, Class A2, 2.01%, 12/25/2035	250,000	186,877
Series K-1520, Class A2, 2.44%, 2/25/2036	520,000	409,179
Series K1522, Class A2, 2.36%, 10/25/2036	250,000	191,932
Series K157, Class A2, 3.99%, 5/25/2033 (c)	500,000	482,291
Series K734, Class A2, 3.21%, 2/25/2026	350,000	335,960
Series K735, Class A2, 2.86%, 5/25/2026	198,899	188,448
Series K736, Class A2, 2.28%, 7/25/2026	300,000	278,386
Series K743, Class A2, 1.77%, 5/25/2028	300,000	261,353

See accompanying notes to financial statements.
73

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022

Security Description	Principal Amount	Value
Series K748, Class A2, 2.26%, 1/25/2029 (c)	$ 500,000	$ 441,261
Series USD, 0.38%, 7/21/2025	110,000	99,541
Series K137, Class A2, VRN, 2.35%, 11/25/2031 (c)	440,000	370,449
Series K747, Class A2, VRN, 2.05%, 11/25/2028 (c)	166,667	145,767
Federal National Mortgage Association:
0.38%, 8/25/2025	665,000	599,996
0.50%, 6/17/2025 (b)	1,000,000	909,710
0.50%, 11/7/2025	235,000	211,218
0.63%, 4/22/2025	215,000	197,153
0.65%, 12/10/2025	100,000	89,178
0.65%, 12/17/2025	125,000	111,344
0.70%, 7/30/2025	100,000	90,371
0.75%, 10/8/2027 (b)	700,000	600,782
0.88%, 12/18/2026	125,000	109,034
0.88%, 8/5/2030 (b)	1,900,000	1,509,645
1.50%, 7/1/2036	3,766,577	3,264,934
1.50%, 3/1/2037	5,013,261	4,343,392
1.50%, 4/1/2037	1,479,868	1,282,129
1.50%, 3/1/2051	2,761,150	2,129,633
1.50%, 11/1/2051	5,684,086	4,379,385
1.63%, 1/7/2025	215,000	203,093
2.00%, 11/1/2031	57,936	52,959
2.00%, 8/1/2035	787,919	702,618
2.00% 11/1/2035	1,961,929	1,749,528
2.00%, 12/1/2035	1,096,355	977,662
2.00%, 2/1/2036	2,310,417	2,060,289
2.00% 6/1/2036	3,575,259	3,186,560
2.00%, 12/1/2036	5,167,059	4,605,302
2.00%, 5/1/2037	4,887,797	4,348,273
2.00%, 1/1/2042	4,665,847	3,924,465
2.00%, 7/1/2050	772,864	634,258
2.00%, 8/1/2050	1,357,883	1,113,937
2.00%, 10/1/2050	17,784,276	14,578,261
2.00%, 11/1/2050	3,871,364	3,172,262
2.00% 1/1/2051	5,000,865	4,091,221
2.00%, 2/1/2051	2,887,796	2,363,621
2.00% 3/1/2051	14,518,915	11,874,754
2.00%, 4/1/2051	4,735,478	3,870,303
2.00% 5/1/2051	9,109,380	7,452,019
2.00%, 7/1/2051	7,983,537	6,517,499
2.00%, 11/1/2051	14,931,893	12,171,357
2.00%, 1/1/2052	4,727,495	3,850,562
2.00%, 3/1/2052	3,021,726	2,459,215
2.00%, 4/1/2052	5,330,916	4,338,538
2.13%, 4/24/2026 (b)	200,000	187,202
2.50%, 2/5/2024	250,000	243,742
2.50%, 3/1/2029	82,309	78,399
2.50%, 7/1/2030	446,900	425,295
2.50%, 2/1/2031	48,695	45,578
Security Description	Principal Amount	Value
2.50%, 10/1/2031	$ 87,690	$ 81,698
2.50%, 12/1/2031	157,337	146,585
2.50%, 1/1/2032	57,639	53,701
2.50%, 4/1/2032	552,210	514,475
2.50%, 6/1/2032	1,463,763	1,363,739
2.50%, 10/1/2032	185,460	172,536
2.50%, 12/1/2032	375,321	349,165
2.50%, 1/1/2033	212,464	197,657
2.50% 2/1/2035	2,358,294	2,197,142
2.50% 8/1/2035	1,322,336	1,214,852
2.50%, 9/1/2035	3,144,446	2,888,854
2.50%, 6/1/2040	278,568	242,213
2.50%, 8/1/2040	161,678	140,586
2.50%, 11/1/2049	1,502,123	1,287,202
2.50%, 12/1/2049	678,545	581,460
2.50%, 7/1/2050	1,223,821	1,045,796
2.50%, 8/1/2050	2,968,631	2,535,875
2.50%, 10/1/2050	1,890,165	1,613,451
2.50%, 11/1/2050	2,317,318	1,977,352
2.50%, 12/1/2050	1,317,411	1,123,730
2.50% 4/1/2051	7,707,205	6,569,092
2.50%, 7/1/2051	7,395,514	6,288,408
2.50%, 8/1/2051	12,714,968	10,805,127
2.50%, 9/1/2051	4,347,547	3,692,334
2.50% 10/1/2051	10,885,307	9,239,306
2.50%, 2/1/2052	1,228,230	1,040,027
2.50%, 3/1/2052	6,182,757	5,230,604
2.50%, 4/1/2052	5,773,702	4,883,647
2.63%, 9/6/2024	250,000	242,525
3.00%, 10/1/2028	27,277	26,290
3.00%, 8/1/2029	15,235	14,680
3.00%, 5/1/2030	75,922	73,188
3.00%, 6/1/2030	14,799	14,020
3.00%, 8/1/2030	289,846	274,595
3.00%, 9/1/2030	15,701	14,875
3.00%, 11/1/2030	33,798	32,019
3.00% 12/1/2030	204,847	194,068
3.00%, 4/1/2031	107,206	101,532
3.00%, 12/1/2031	167,220	158,370
3.00% 2/1/2032	532,681	504,489
3.00%, 5/1/2032	192,306	182,097
3.00%, 8/1/2032	61,223	57,973
3.00%, 10/1/2032	107,354	101,655
3.00%, 2/1/2034	490,310	464,281
3.00%, 7/1/2034	131,431	123,894
3.00%, 6/1/2035	1,641,555	1,547,424
3.00%, 6/1/2036	26,120	24,060
3.00%, 8/1/2036	131,894	121,490
3.00%, 9/1/2036	237,754	219,001
3.00%, 10/1/2036	72,814	67,071
3.00%, 12/1/2036	132,882	122,401
3.00%, 4/1/2037	673,072	619,982
3.00%, 11/1/2037	274,491	248,624
3.00%, 6/1/2042	520,193	471,172
3.00%, 6/1/2043	159,749	145,895

See accompanying notes to financial statements.
74

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022

Security Description	Principal Amount	Value
3.00%, 7/1/2043	$ 33,413	$ 30,259
3.00%, 2/1/2044	283,435	256,678
3.00%, 1/1/2045	498,056	451,037
3.00%, 5/1/2045	452,707	409,970
3.00%, 9/1/2045	26,481	23,781
3.00% 11/1/2045	172,562	154,968
3.00%, 12/1/2045	34,769	31,224
3.00%, 5/1/2046	243,439	218,493
3.00%, 7/1/2046	269,686	242,050
3.00%, 10/1/2046	175,322	157,356
3.00%, 11/1/2046	369,819	331,922
3.00% 12/1/2046	332,919	298,803
3.00% 1/1/2047	926,475	831,536
3.00%, 2/1/2047	295,827	265,513
3.00%, 5/1/2047	342,403	307,295
3.00%, 11/1/2047	178,300	160,018
3.00%, 9/1/2049	1,669,360	1,482,241
3.00%, 11/1/2049	554,927	492,725
3.00%, 12/1/2049	1,478,567	1,312,834
3.00%, 1/1/2050	1,060,680	941,788
3.00%, 2/1/2050	3,923,439	3,521,389
3.00%, 3/1/2050	1,022,948	908,812
3.00%, 5/1/2050	1,157,412	1,027,825
3.00%, 7/1/2050	1,002,511	889,879
3.00%, 8/1/2050	419,150	371,977
3.00%, 9/1/2050	3,731,939	3,311,210
3.00%, 10/1/2050	193,647	171,779
3.00%, 1/1/2051	3,751,017	3,345,945
3.00%, 1/1/2052	2,789,240	2,454,181
3.00%, 2/1/2052	1,310,211	1,156,559
3.00%, 5/1/2052	3,390,305	2,975,693
3.50%, 11/1/2025	8,718	8,499
3.50%, 1/1/2027	8,994	8,757
3.50%, 5/1/2029	16,808	16,346
3.50%, 10/1/2029	15,548	15,121
3.50%, 2/1/2031	101,385	98,619
3.50%, 3/1/2032	91,076	88,148
3.50%, 4/1/2032	137,340	132,924
3.50%, 2/1/2033	274,694	265,864
3.50%, 4/1/2033	81,158	78,445
3.50%, 11/1/2034	524,485	505,485
3.50%, 12/1/2035	17,201	16,325
3.50%, 1/1/2037	127,968	121,471
3.50%, 2/1/2037	181,934	172,696
3.50%, 7/1/2037	73,898	70,160
3.50%, 4/1/2038	161,011	153,552
3.50%, 2/1/2041	56,807	53,608
3.50%, 10/1/2044	11,987	11,178
3.50% 1/1/2045	33,425	31,167
3.50% 2/1/2045	1,496,108	1,399,750
3.50%, 5/1/2045	13,211	12,236
3.50% 8/1/2045	44,281	41,153
3.50%, 11/1/2045	15,065	13,953
3.50% 12/1/2045	236,394	218,937
3.50%, 1/1/2046	157,873	146,215
Security Description	Principal Amount	Value
3.50% 2/1/2046	$ 202,168	$ 187,238
3.50% 4/1/2046	115,931	107,208
3.50% 5/1/2046	162,233	150,028
3.50%, 6/1/2046	41,598	38,469
3.50%, 7/1/2046	126,285	116,784
3.50%, 8/1/2046	1,321,777	1,236,009
3.50%, 1/1/2047	197,555	182,692
3.50% 2/1/2047	900,536	833,778
3.50%, 3/1/2047	189,934	175,645
3.50%, 4/1/2047	375,682	347,365
3.50% 5/1/2047	1,435,059	1,327,459
3.50%, 6/1/2047	148,443	137,254
3.50% 7/1/2047	1,983,087	1,855,365
3.50%, 9/1/2047	137,719	127,339
3.50%, 10/1/2047	159,300	147,293
3.50%, 11/1/2047	36,223	33,493
3.50% 12/1/2047	3,308,598	3,083,121
3.50%, 1/1/2048	76,122	70,384
3.50%, 2/1/2048	120,584	112,328
3.50%, 6/1/2048	205,923	190,274
3.50%, 10/1/2048	689,642	637,661
3.50% 11/1/2048	1,250,517	1,156,353
3.50%, 3/1/2049	1,437,733	1,329,367
3.50%, 5/1/2049	1,321,243	1,213,928
3.50%, 6/1/2049	3,431,350	3,172,718
3.50%, 7/1/2049	194,627	178,819
3.50%, 8/1/2049	544,203	500,002
3.50%, 6/1/2050	312,440	286,880
3.50%, 12/1/2051	354,520	322,644
3.50%, 6/1/2052	5,914,052	5,368,449
4.00%, 3/1/2031	313,754	307,049
4.00%, 10/1/2033	62,376	60,742
4.00%, 10/1/2037	467,554	452,930
4.00%, 1/1/2039	51,169	49,570
4.00%, 2/1/2039	44,907	43,503
4.00%, 12/1/2040	22,716	21,960
4.00%, 2/1/2043	126,469	122,256
4.00% 10/1/2043	279,818	269,575
4.00%, 11/1/2043	90,454	87,042
4.00%, 12/1/2043	93,284	89,766
4.00% 10/1/2044	14,977	14,404
4.00%, 1/1/2045	270,862	260,764
4.00%, 3/1/2045	14,600	14,028
4.00%, 5/1/2045	757,249	728,280
4.00%, 7/1/2045	14,954	14,369
4.00% 9/1/2045	59,220	56,903
4.00% 12/1/2045	23,728	22,799
4.00%, 2/1/2046	1,483,968	1,436,992
4.00%, 4/1/2046	53,531	51,107
4.00%, 7/1/2046	82,883	79,129
4.00%, 10/1/2046	1,490,897	1,436,828
4.00% 11/1/2046	760,457	730,038
4.00%, 12/1/2046	191,578	182,902
4.00% 4/1/2047	294,909	281,360
4.00%, 7/1/2047	1,541,632	1,470,808

See accompanying notes to financial statements.
75

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022

Security Description	Principal Amount	Value
4.00%, 8/1/2047	$ 135,007	$ 128,805
4.00%, 9/1/2047	136,048	129,798
4.00%, 12/1/2047	186,720	178,142
4.00%, 2/1/2048	417,345	398,172
4.00%, 6/1/2048	323,657	308,519
4.00%, 7/1/2048	137,278	130,858
4.00%, 9/1/2048	735,157	700,774
4.00%, 11/1/2048	1,384,670	1,319,910
4.00%, 6/1/2049	639,783	610,391
4.00%, 7/1/2049	462,005	439,450
4.00%, 8/1/2049	780,282	743,789
4.00%, 9/1/2049	170,239	161,928
4.00%, 2/1/2050	517,401	492,141
4.00%, 7/1/2050	1,432,546	1,365,546
4.00%, 3/1/2051	2,332,622	2,218,744
4.00%, 7/1/2052	1,189,948	1,125,863
4.00%, 8/1/2052	1,486,263	1,407,025
4.00%, 10/1/2052	3,013,746	2,824,911
4.50%, 9/1/2039	160,446	158,889
4.50%, 12/1/2040	19,598	19,404
4.50%, 1/1/2042	29,699	29,396
4.50% 9/1/2043	51,363	50,842
4.50%, 11/1/2043	18,807	18,602
4.50%, 5/1/2044	78,781	77,833
4.50%, 6/1/2044	21,031	20,778
4.50%, 2/1/2046	98,240	97,268
4.50%, 3/1/2046	312,329	308,918
4.50%, 5/1/2046	258,823	256,313
4.50%, 7/1/2046	79,488	78,093
4.50%, 11/1/2047	256,002	250,767
4.50%, 4/1/2048	111,609	109,275
4.50%, 7/1/2048	555,934	544,305
4.50% 8/1/2048	358,997	351,487
4.50%, 12/1/2048	133,666	130,870
4.50%, 1/1/2049	45,375	44,426
4.50%, 4/1/2049	67,516	66,038
4.50%, 3/1/2050	464,730	454,555
5.00%, 1/1/2039	263,672	266,151
5.00%, 6/1/2040	97,985	99,083
5.00%, 7/1/2041	16,629	16,815
5.00%, 5/1/2042	21,682	21,925
5.00%, 11/1/2044	265,904	268,923
5.00%, 1/1/2045	13,835	13,971
5.00%, 6/1/2048	174,186	174,048
5.00%, 9/1/2048	189,456	189,305
5.00%, 3/1/2050	285,476	284,118
5.50%, 2/1/2037	13,164	13,540
5.50%, 4/1/2038	61,666	63,468
5.50%, 9/1/2040	19,371	19,942
5.50%, 9/1/2041	30,372	31,260
5.50% 5/1/2044	364,659	372,816
5.50%, 12/1/2052	596,135	604,716
5.63%, 7/15/2037	80,000	88,918
6.63%, 11/15/2030	365,000	425,762
7.25%, 5/15/2030	75,000	89,964
Security Description	Principal Amount	Value
2.00%, 10/1/2051	$ 8,984,087	$ 7,325,943
Series 0000, 0.56%, 11/17/2025	350,000	311,846
Series 2014-M13, Class A2, 3.02%, 8/25/2024 (c)	379,767	370,615
Series 2015-M8, Class A2, 2.90%, 1/25/2025 (c)	218,351	211,384
Series 2017-M12, Class A2, 3.06%, 6/25/2027 (c)	276,495	261,799
Series 2017-M13, Class A2, 2.93%, 9/25/2027 (c)	252,620	237,360
Series 2018-M2, Class A2, 2.91%, 1/25/2028 (c)	238,493	223,422
Series 2019-M1, Class A2, 3.55%, 9/25/2028 (c)	899,106	859,770
Series 2020-M14, Class A2, 1.78%, 5/25/2030	500,000	414,768
Series 2020-M42, Class A2, 1.27%, 7/25/2030	200,000	158,386
Series 2020-M8, Class A2, 1.82%, 2/25/2030	144,700	121,397
Series 2021-M11, Class A2, 1.46%, 3/25/2031 (c)	725,000	571,119
Series 2021-M19, Class A2, 1.74%, 10/25/2031 (c)	300,000	239,470
TBA, 2.00%, 1/15/2053 (f)	1,525,000	1,240,984
TBA, 3.00%, 1/15/2038 (f)	1,900,000	1,779,434
TBA, 3.00%, 1/15/2053 (f)	7,000,000	6,137,922
TBA, 3.50%, 1/15/2038 (f)	1,725,000	1,651,225
TBA, 3.50%, 1/15/2053 (f)	3,650,000	3,313,291
TBA, 4.00%, 1/15/2038 (f)	1,450,000	1,413,646
TBA, 4.00%, 1/15/2053 (f)	4,250,000	3,983,848
TBA, 4.50%, 1/15/2038 (f)	600,000	596,171
TBA, 4.50%, 1/15/2053 (f)	15,100,000	14,534,565
TBA, 5.00%, 1/15/2053 (f)	9,300,000	9,161,272
TBA, 5.50%, 1/15/2053 (f)	4,250,000	4,261,347
TBA, 6.00%, 1/15/2053 (f)	2,000,000	2,030,500
Series 2020-M29, Class A2, VRN, 1.49%, 5/25/2030 (c)	272,000	219,808
Series 2020-M52, Class A2, VRN, 1.32%, 10/25/2030 (c)	350,000	277,240
Series 2020-M53, Class A2, VRN, 1.68%, 11/25/2032 (c)	550,000	426,344
Series 2021-M1, Class A2, VRN, 1.39%, 11/25/2030 (c)	61,250	48,461

See accompanying notes to financial statements.
76

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022

Security Description	Principal Amount	Value
Series 2021-M4, Class A2, VRN, 1.46%, 2/25/2031 (c)	$ 280,000	$ 221,801
Freddie Mac Multifamily Structured Pass Through Certificates Series K080, Class A2, 3.93%, 7/25/2028 (c)	1,000,000	973,500
Government National Mortgage Association:
2.00%, 9/20/2050	697,561	587,460
2.00%, 1/20/2051	1,912,476	1,610,615
2.00%, 4/20/2051	4,050,823	3,403,174
2.00%, 5/20/2051	2,149,473	1,805,147
2.00%, 6/20/2051	3,722,220	3,124,802
2.00%, 9/20/2051	7,004,572	5,873,829
2.00%, 12/20/2051	2,753,262	2,306,247
2.00%, 1/20/2052	3,037,749	2,541,113
2.00%, 3/20/2052	1,920,976	1,604,662
2.00%, 4/20/2052	2,989,895	2,497,568
2.00%, 5/20/2052	2,168,180	1,811,160
2.50%, 12/20/2046	3,529,528	3,100,974
2.50%, 8/20/2050	1,770,116	1,541,066
2.50%, 9/20/2050	1,144,629	996,516
2.50%, 10/20/2050	2,053,609	1,787,875
2.50%, 1/20/2051	1,875,901	1,633,163
2.50%, 4/20/2051	3,847,973	3,342,878
2.50%, 7/20/2051	2,564,887	2,222,970
2.50%, 8/20/2051	2,392,873	2,072,989
2.50%, 9/20/2051	4,587,350	3,973,361
2.50%, 10/20/2051	1,689,839	1,463,129
2.50%, 1/20/2052	3,279,132	2,837,588
2.50%, 5/20/2052	2,413,972	2,084,426
3.00%, 1/20/2043	236,712	215,012
3.00%, 5/20/2043	117,075	106,314
3.00%, 12/20/2044	17,747	16,090
3.00%, 3/20/2045	9,021	8,165
3.00%, 4/20/2045	27,816	25,177
3.00%, 6/20/2045	424,157	383,925
3.00%, 7/20/2045	28,100	25,435
3.00%, 8/20/2045	27,848	25,207
3.00%, 2/20/2046	807,292	733,084
3.00%, 3/20/2046	250,803	227,001
3.00%, 4/20/2046	1,391,070	1,259,054
3.00%, 5/20/2046	41,163	37,256
3.00%, 7/20/2046	26,259	23,767
3.00%, 8/20/2046	84,875	76,820
3.00%, 9/20/2046	60,606	54,855
3.00%, 10/20/2046	1,657,530	1,500,226
3.00%, 11/20/2046	112,148	101,611
3.00%, 12/20/2046	448,379	405,827
3.00%, 2/20/2047	232,697	210,613
3.00%, 4/20/2047	330,577	299,169
3.00%, 6/20/2047	101,298	91,789
3.00%, 7/20/2047	189,733	171,707
3.00%, 8/20/2047	94,689	85,693
Security Description	Principal Amount	Value
3.00%, 10/20/2047	$ 137,715	$ 124,631
3.00%, 1/20/2048	515,454	466,481
3.00%, 2/20/2048	308,247	278,961
3.00%, 3/20/2048	538,396	487,244
3.00%, 11/20/2049	834,839	750,808
3.00%, 12/20/2049	505,741	454,835
3.00%, 2/20/2050	505,290	454,149
3.00%, 6/20/2050	1,425,735	1,280,013
3.00%, 7/20/2050	1,757,321	1,577,437
3.00%, 12/20/2050	2,123,087	1,904,779
3.00%, 8/20/2051	4,240,217	3,786,780
3.00%, 12/20/2051	1,831,463	1,633,571
3.00%, 5/20/2052	1,797,258	1,598,804
3.50%, 10/20/2042	183,841	172,993
3.50%, 1/20/2043	800,896	753,637
3.50%, 5/20/2043	28,358	26,683
3.50%, 9/20/2043	18,427	17,338
3.50%, 11/20/2043	146,127	137,493
3.50%, 6/20/2044	702,098	659,946
3.50%, 10/20/2044	15,735	14,790
3.50%, 12/20/2044	10,313	9,694
3.50%, 3/20/2045	9,039	8,486
3.50%, 4/20/2045	31,189	29,283
3.50%, 6/20/2045	403,930	379,244
3.50%, 10/20/2045	791,777	743,388
3.50% 1/20/2046	2,739,004	2,571,611
3.50%, 3/20/2046	63,156	59,296
3.50%, 4/20/2046	33,696	31,580
3.50%, 5/20/2046	34,162	32,018
3.50%, 6/20/2046	519,157	486,568
3.50%, 7/20/2046	81,908	76,767
3.50%, 10/20/2046	165,515	155,126
3.50%, 11/20/2046	576,460	540,274
3.50%, 12/20/2046	375,434	351,867
3.50%, 5/20/2047	249,789	233,048
3.50%, 6/20/2047	169,205	157,865
3.50%, 7/20/2047	131,413	122,606
3.50%, 8/20/2047	209,635	195,585
3.50%, 9/20/2047	84,376	78,722
3.50%, 10/20/2047	82,454	76,928
3.50%, 11/20/2047	1,047,762	977,543
3.50%, 12/20/2047	389,708	363,591
3.50%, 6/20/2048	125,101	116,553
3.50%, 8/20/2048	90,626	84,434
3.50%, 8/20/2049	312,256	290,324
3.50%, 9/20/2049	921,517	856,544
3.50%, 12/20/2049	189,675	176,250
3.50%, 2/20/2050	316,899	294,470
3.50%, 7/20/2050	454,846	422,469
3.50%, 10/20/2050	1,780,575	1,654,792
3.50%, 6/20/2052	2,547,643	2,335,682
4.00%, 4/15/2040	20,552	19,966
4.00%, 2/20/2042	8,674	8,455
4.00%, 7/20/2042	6,303	6,141
4.00%, 7/15/2044	18,658	17,969

See accompanying notes to financial statements.
77

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022

Security Description	Principal Amount	Value
4.00%, 8/20/2044	$ 11,268	$ 10,880
4.00%, 10/20/2044	100,921	97,440
4.00%, 5/15/2045	10,546	10,154
4.00%, 6/15/2045	26,065	25,095
4.00%, 8/20/2045	9,721	9,376
4.00%, 11/20/2045	122,729	118,366
4.00%, 2/20/2046	94,604	91,241
4.00%, 5/20/2046	96,959	93,512
4.00%, 6/20/2046	67,065	64,667
4.00%, 1/20/2047	194,435	187,484
4.00%, 3/20/2047	80,403	77,529
4.00%, 4/20/2047	150,396	144,487
4.00%, 5/20/2047	103,413	99,349
4.00%, 7/20/2047	103,999	99,913
4.00%, 8/20/2047	45,142	43,369
4.00%, 1/20/2048	72,158	69,323
4.00%, 5/20/2048	1,261,932	1,211,504
4.00%, 6/20/2048	1,862,823	1,788,382
4.00%, 8/20/2048	384,596	369,227
4.00%, 10/20/2048	162,158	155,678
4.00%, 11/20/2048	129,587	124,408
4.00%, 4/20/2049	113,002	108,415
4.00%, 6/20/2049	246,155	236,162
4.00%, 7/20/2049	136,513	130,971
4.00%, 1/20/2050	209,412	200,911
4.00%, 3/20/2050	384,710	369,093
4.00%, 9/20/2052	1,986,531	1,877,412
4.00%, 10/20/2052	2,164,678	2,045,773
4.50%, 1/20/2044	55,477	55,306
4.50%, 11/20/2044	15,410	15,324
4.50%, 12/20/2044	13,174	13,100
4.50%, 4/20/2046	66,442	66,070
4.50%, 6/20/2046	47,152	47,006
4.50%, 7/20/2046	56,756	56,438
4.50%, 4/20/2047	166,561	163,715
4.50%, 8/20/2047	48,152	47,329
4.50%, 11/20/2047	435,521	427,423
4.50%, 12/20/2047	26,887	26,388
4.50%, 11/20/2048	149,348	146,580
4.50%, 7/20/2049	157,958	155,030
4.50%, 12/20/2052	3,000,000	2,907,054
5.00%, 6/15/2040	11,817	12,028
5.00%, 10/15/2041	61,925	63,113
5.00%, 3/20/2044	24,008	24,446
5.00%, 12/20/2045	92,939	94,635
5.00%, 1/20/2048	115,224	115,501
5.00%, 5/20/2048	82,210	82,408
5.00%, 9/20/2048	140,403	140,657
5.00%, 3/20/2050	167,433	168,316
5.00%, 11/20/2052	1,597,270	1,581,144
5.50%, 10/20/2043	20,983	21,670
5.50%, 5/20/2045	266,571	275,300
5.50%, 1/23/2053 (f)	1,250,000	1,255,762
TBA, 2.50%, 1/23/2053 (f)	1,850,000	1,597,934
TBA, 3.00%, 1/23/2053 (f)	1,900,000	1,688,355
Security Description	Principal Amount	Value
TBA, 3.50%, 1/23/2053 (f)	$ 2,350,000	$ 2,154,999
TBA, 4.00%, 1/23/2053 (f)	2,170,000	2,051,197
TBA, 4.50%, 1/23/2053 (f)	4,600,000	4,457,589
TBA, 5.00%, 1/23/2053 (f)	2,600,000	2,573,277
Tennessee Valley Authority:
0.75%, 5/15/2025 (b)	85,000	77,861
1.50%, 9/15/2031	75,000	58,876
2.88%, 9/15/2024	100,000	96,890
3.50%, 12/15/2042	525,000	434,910
4.25%, 9/15/2065	350,000	303,145
5.25%, 9/15/2039	150,000	155,763
Series A, 2.88%, 2/1/2027	150,000	142,647
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $695,216,771)		609,626,390
U.S. TREASURY OBLIGATIONS — 40.3%
Treasury Bonds:
1.13%, 5/15/2040	2,850,000	1,786,594
1.13%, 8/15/2040	1,000,000	622,813
1.25%, 5/15/2050	3,750,000	2,028,516
1.38%, 11/15/2040	3,750,000	2,440,430
1.38%, 8/15/2050	3,350,000	1,873,906
1.63%, 11/15/2050	4,000,000	2,394,375
1.75%, 8/15/2041	5,000,000	3,427,344
1.88%, 2/15/2041	4,350,000	3,077,625
1.88%, 2/15/2051 (b)	4,500,000	2,875,078
1.88%, 11/15/2051	5,250,000	3,341,953
2.00%, 11/15/2041	4,250,000	3,040,078
2.00%, 2/15/2050	2,050,000	1,361,008
2.00%, 8/15/2051	4,750,000	3,126,094
2.25%, 5/15/2041	5,000,000	3,759,375
2.25%, 8/15/2046	3,425,000	2,434,961
2.25%, 8/15/2049	2,000,000	1,414,063
2.25%, 2/15/2052	3,650,000	2,551,008
2.38%, 2/15/2042	8,250,000	6,303,516
2.38%, 11/15/2049	2,500,000	1,818,750
2.38%, 5/15/2051	5,900,000	4,253,531
2.50%, 2/15/2045	3,340,000	2,522,744
2.50%, 2/15/2046	3,400,000	2,552,125
2.50%, 5/15/2046	1,850,000	1,386,055
2.75%, 8/15/2042	900,000	724,922
2.75%, 11/15/2042	1,500,000	1,204,453
2.75%, 8/15/2047	1,700,000	1,333,703
2.75%, 11/15/2047	3,400,000	2,667,406
2.88%, 5/15/2043	1,850,000	1,513,242
2.88%, 8/15/2045	5,480,000	4,423,387
2.88%, 11/15/2046	2,500,000	2,010,547
2.88%, 5/15/2049	2,450,000	1,980,289
2.88%, 5/15/2052	4,750,000	3,825,234
3.00%, 5/15/2042	325,000	273,508
3.00%, 11/15/2044	3,075,000	2,545,043
3.00%, 5/15/2045	1,875,000	1,548,926
3.00%, 11/15/2045	1,900,000	1,567,500

See accompanying notes to financial statements.
78

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022

Security Description	Principal Amount	Value
3.00%, 2/15/2047	$ 2,200,000	$ 1,807,781
3.00%, 5/15/2047	3,300,000	2,711,156
3.00%, 2/15/2048	3,200,000	2,636,000
3.00%, 8/15/2048	2,950,000	2,433,750
3.00%, 2/15/2049	2,650,000	2,194,117
3.13%, 11/15/2041	350,000	302,531
3.13%, 2/15/2042	725,000	625,086
3.13%, 2/15/2043	1,075,000	918,117
3.13%, 8/15/2044	2,500,000	2,116,016
3.13%, 5/15/2048	2,375,000	2,004,648
3.25%, 5/15/2042	3,500,000	3,072,344
3.38%, 8/15/2042	8,000,000	7,153,750
3.38%, 5/15/2044	1,900,000	1,677,641
3.38%, 11/15/2048	3,100,000	2,747,859
3.50%, 2/15/2039	1,000,000	940,625
3.63%, 8/15/2043	1,600,000	1,474,000
3.63%, 2/15/2044	2,725,000	2,504,871
3.75%, 8/15/2041	2,000,000	1,900,938
3.75%, 11/15/2043	1,425,000	1,337,496
3.88%, 8/15/2040	750,000	732,188
4.00%, 11/15/2042 (b)	10,000,000	9,798,437
4.25%, 5/15/2039	1,500,000	1,546,172
4.25%, 11/15/2040	1,500,000	1,533,984
4.38%, 2/15/2038	650,000	681,992
4.38%, 11/15/2039	1,250,000	1,305,273
4.38%, 5/15/2040	575,000	598,719
4.38%, 5/15/2041	300,000	311,203
4.50%, 2/15/2036 (b)	1,500,000	1,601,250
4.50%, 5/15/2038	200,000	212,688
4.50%, 8/15/2039	650,000	689,609
4.63%, 2/15/2040	400,000	430,250
4.75%, 2/15/2037	350,000	382,648
4.75%, 2/15/2041	650,000	707,789
5.00%, 5/15/2037	300,000	335,250
5.25%, 11/15/2028	450,000	476,438
6.25%, 5/15/2030	5,000,000	5,698,437
6.50%, 11/15/2026 (b)	1,500,000	1,621,172
3.00%, 8/15/2052 (b)	5,000,000	4,145,312
4.00%, 11/15/2052	6,000,000	6,032,812
Treasury Notes:
0.13%, 1/15/2024	4,000,000	3,813,125
0.13%, 2/15/2024	7,500,000	7,125,293
0.25%, 3/15/2024	4,500,000	4,266,914
0.25%, 5/15/2024	2,500,000	2,352,637
0.25%, 6/15/2024	10,000,000	9,383,984
0.25%, 5/31/2025	3,500,000	3,176,523
0.25%, 6/30/2025 (b)	3,000,000	2,717,344
0.25%, 8/31/2025 (b)	5,000,000	4,497,266
0.25%, 9/30/2025	5,000,000	4,489,062
0.25%, 10/31/2025	7,750,000	6,931,406
0.38%, 4/15/2024	5,000,000	4,730,273
0.38%, 7/15/2024 (b)	5,000,000	4,683,789
0.38%, 8/15/2024	2,000,000	1,868,281
0.38%, 9/15/2024	7,500,000	6,988,770
0.38%, 4/30/2025	4,000,000	3,651,563
Security Description	Principal Amount	Value
0.38%, 11/30/2025	$ 3,000,000	$ 2,684,531
0.38%, 12/31/2025	6,000,000	5,362,031
0.38%, 1/31/2026	7,000,000	6,228,359
0.38%, 7/31/2027	2,000,000	1,696,719
0.38%, 9/30/2027	6,000,000	5,059,219
0.50%, 3/31/2025	2,150,000	1,974,977
0.50%, 2/28/2026	6,000,000	5,347,500
0.50%, 4/30/2027	3,000,000	2,583,047
0.50%, 6/30/2027	4,500,000	3,849,258
0.50%, 8/31/2027	4,000,000	3,403,750
0.50%, 10/31/2027	2,250,000	1,903,184
0.63%, 10/15/2024 (b)	4,250,000	3,968,437
0.63%, 7/31/2026	1,500,000	1,325,156
0.63%, 11/30/2027	4,550,000	3,864,656
0.63%, 12/31/2027	6,000,000	5,084,062
0.63%, 5/15/2030	900,000	712,266
0.63%, 8/15/2030	3,750,000	2,951,367
0.75%, 11/15/2024	8,000,000	7,466,562
0.75%, 3/31/2026	5,000,000	4,482,812
0.75%, 4/30/2026	3,500,000	3,129,219
0.75%, 8/31/2026	5,000,000	4,426,953
0.75%, 1/31/2028	6,500,000	5,528,555
0.88%, 1/31/2024	4,000,000	3,837,344
0.88%, 6/30/2026	3,000,000	2,682,188
0.88%, 9/30/2026	4,000,000	3,551,875
0.88%, 11/15/2030	8,000,000	6,395,000
1.00%, 12/15/2024	14,000,000	13,099,844
1.00%, 7/31/2028	7,000,000	5,950,547
1.13%, 1/15/2025	4,000,000	3,743,125
1.13%, 2/28/2025	2,000,000	1,867,031
1.13%, 10/31/2026	4,500,000	4,024,336
1.13%, 2/28/2027	1,250,000	1,111,328
1.13%, 2/29/2028	4,500,000	3,896,016
1.13%, 8/31/2028	5,000,000	4,270,703
1.13%, 2/15/2031 (b)	5,500,000	4,483,359
1.25%, 11/30/2026	6,500,000	5,831,719
1.25%, 12/31/2026	7,500,000	6,716,016
1.25%, 3/31/2028 (b)	6,000,000	5,216,719
1.25%, 4/30/2028	4,000,000	3,471,250
1.25%, 5/31/2028	5,500,000	4,762,656
1.25%, 6/30/2028	6,000,000	5,187,187
1.25%, 9/30/2028	4,000,000	3,435,938
1.25%, 8/15/2031	8,500,000	6,900,937
1.38%, 1/31/2025	2,000,000	1,879,375
1.38%, 8/31/2026	3,000,000	2,719,687
1.38%, 10/31/2028	5,500,000	4,749,336
1.38%, 12/31/2028	3,500,000	3,017,109
1.38%, 11/15/2031	6,000,000	4,886,250
1.50%, 2/29/2024	7,500,000	7,228,125
1.50%, 9/30/2024 (b)	5,000,000	4,747,852
1.50%, 10/31/2024	1,500,000	1,421,016
1.50%, 11/30/2024	1,500,000	1,418,965
1.50%, 2/15/2025	5,000,000	4,705,859
1.50%, 8/15/2026	1,650,000	1,504,336
1.50%, 1/31/2027	6,050,000	5,462,016

See accompanying notes to financial statements.
79

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022

Security Description	Principal Amount	Value
1.50%, 11/30/2028	$ 5,000,000	$ 4,341,406
1.50%, 2/15/2030	2,850,000	2,427,844
1.63%, 2/15/2026	1,925,000	1,780,926
1.63%, 5/15/2026 (b)	2,750,000	2,531,289
1.63%, 9/30/2026	1,250,000	1,143,652
1.63%, 10/31/2026	1,250,000	1,140,723
1.63%, 8/15/2029	2,250,000	1,951,875
1.63%, 5/15/2031	8,750,000	7,362,305
1.75%, 6/30/2024	1,500,000	1,437,246
1.75%, 12/31/2024	1,250,000	1,186,523
1.75%, 3/15/2025	10,000,000	9,448,437
1.75%, 1/31/2029	5,000,000	4,393,750
1.75%, 11/15/2029	3,000,000	2,617,500
1.88%, 8/31/2024 (b)	850,000	812,813
1.88%, 6/30/2026	1,250,000	1,159,375
1.88%, 7/31/2026	1,000,000	924,922
1.88%, 2/28/2027	4,000,000	3,663,125
1.88%, 2/28/2029	3,250,000	2,878,027
1.88%, 2/15/2032	8,500,000	7,209,062
2.00%, 5/31/2024	1,750,000	1,685,605
2.00%, 6/30/2024	350,000	336,520
2.00%, 2/15/2025	2,375,000	2,259,590
2.00%, 8/15/2025 (b)	1,500,000	1,416,094
2.00%, 11/15/2026	2,250,000	2,079,844
2.13%, 3/31/2024 (b)	5,975,000	5,787,581
2.13%, 7/31/2024	2,500,000	2,404,492
2.13%, 9/30/2024	1,500,000	1,439,180
2.13%, 11/30/2024	1,250,000	1,196,436
2.13%, 5/15/2025	2,350,000	2,233,418
2.13%, 5/31/2026	2,500,000	2,338,672
2.25%, 1/31/2024	1,000,000	973,711
2.25%, 3/31/2024	5,000,000	4,850,000
2.25%, 4/30/2024	1,000,000	968,086
2.25%, 10/31/2024	1,250,000	1,200,391
2.25%, 11/15/2024	3,000,000	2,880,937
2.25%, 12/31/2024	1,250,000	1,197,803
2.25%, 11/15/2025 (b)	5,475,000	5,182,430
2.25%, 3/31/2026	3,000,000	2,827,031
2.25%, 2/15/2027	3,000,000	2,790,937
2.25%, 8/15/2027	2,000,000	1,849,844
2.25%, 11/15/2027	4,750,000	4,376,680
2.38%, 2/29/2024	5,000,000	4,868,555
2.38%, 8/15/2024	1,950,000	1,881,445
2.38%, 5/15/2027	2,900,000	2,702,891
2.38%, 3/31/2029	3,750,000	3,413,379
2.38%, 5/15/2029	4,350,000	3,954,082
2.50%, 1/31/2024	2,000,000	1,952,734
2.50%, 4/30/2024	7,500,000	7,283,789
2.50%, 5/15/2024	5,000,000	4,850,977
2.50%, 5/31/2024	5,000,000	4,849,414
2.50%, 1/31/2025	1,000,000	961,875
2.50%, 2/28/2026 (b)	2,500,000	2,374,414
2.50%, 3/31/2027	2,500,000	2,346,680
2.63%, 3/31/2025 (b)	1,000,000	963,516
2.63%, 4/15/2025	7,500,000	7,216,406
Security Description	Principal Amount	Value
2.63%, 12/31/2025 (b)	$ 3,250,000	$ 3,107,559
2.63%, 1/31/2026	2,250,000	2,150,156
2.63%, 5/31/2027	6,000,000	5,655,937
2.63%, 2/15/2029	4,450,000	4,114,859
2.63%, 7/31/2029	2,000,000	1,842,188
2.75%, 2/15/2024	7,100,000	6,944,133
2.75%, 2/28/2025	1,000,000	966,250
2.75%, 5/15/2025	3,500,000	3,374,766
2.75%, 6/30/2025	2,750,000	2,648,809
2.75%, 8/31/2025	2,500,000	2,403,320
2.75%, 4/30/2027	5,000,000	4,739,062
2.75%, 7/31/2027	5,500,000	5,204,375
2.75%, 2/15/2028	2,750,000	2,585,430
2.75%, 5/31/2029	4,000,000	3,715,938
2.88%, 4/30/2025	1,250,000	1,209,668
2.88%, 5/31/2025	3,900,000	3,769,898
2.88%, 6/15/2025	3,000,000	2,898,750
2.88%, 7/31/2025 (b)	4,000,000	3,864,063
2.88%, 11/30/2025	1,500,000	1,443,633
2.88%, 5/15/2028	4,000,000	3,775,313
2.88%, 8/15/2028	7,750,000	7,297,715
2.88%, 4/30/2029	5,250,000	4,916,953
2.88%, 5/15/2032	9,000,000	8,296,875
3.00%, 6/30/2024	4,000,000	3,903,594
3.00%, 9/30/2025	2,500,000	2,416,406
3.00%, 10/31/2025	2,750,000	2,656,328
3.13%, 8/15/2025	5,000,000	4,854,687
3.13%, 11/15/2028	5,500,000	5,243,906
3.25%, 8/31/2024	6,250,000	6,119,629
3.25%, 6/30/2029	3,000,000	2,870,625
3.63%, 12/31/2029	5,000,000	4,970,414
3.88%, 12/31/2027	10,000,000	9,942,997
3.88%, 9/30/2029	6,500,000	6,453,281
4.00%, 10/31/2029	3,000,000	3,001,406
4.38%, 10/31/2024	1,250,000	1,246,387
2.75%, 8/15/2032	8,000,000	7,282,500
3.13%, 8/31/2027	2,500,000	2,404,883
3.13%, 8/31/2029	9,000,000	8,544,375
3.88%, 11/30/2027 (b)	3,500,000	3,481,133
3.88%, 11/30/2029	3,500,000	3,476,484
4.00%, 12/15/2025	13,500,000	13,415,625
4.13%, 9/30/2027	3,000,000	3,011,250
4.13%, 10/31/2027	2,350,000	2,358,813
4.13%, 11/15/2032	8,000,000	8,160,000
4.25%, 9/30/2024	6,000,000	5,968,828
4.25%, 10/15/2025	3,000,000	2,998,125
4.50%, 11/30/2024 (b)	3,500,000	3,500,273
4.50%, 11/15/2025	5,750,000	5,786,387
TOTAL U.S. TREASURY OBLIGATIONS (Cost $938,575,886)		834,594,570

See accompanying notes to financial statements.
80

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022

Security Description	Principal Amount	Value
MUNICIPAL BONDS & NOTES — 0.5%
CALIFORNIA — 0.1%
Bay Area Toll Authority:
6.91%, 10/1/2050	$ 25,000	$ 30,532
Series F3, 3.13%, 4/1/2055	500,000	333,235
California, Bay Area Toll Authority Revenue 2.57%, 4/1/2031	50,000	43,801
California, State General Obligation:
3.50%, 4/1/2028	250,000	234,632
7.30%, 10/1/2039	125,000	151,859
7.50%, 4/1/2034	100,000	120,806
7.55%, 4/1/2039	100,000	125,163
California, State University, Revenue Series B, 3.90%, 11/1/2047	100,000	84,842
Los Angeles Community College District:
1.61%, 8/1/2028	50,000	42,911
1.81%, 8/1/2030	50,000	40,955
2.11%, 8/1/2032	50,000	39,983
Los Angeles Department of Water & Power Revenue 5.72%, 7/1/2039	100,000	106,893
Los Angeles, CA, Unified School District, General Obligation 5.75%, 7/1/2034	25,000	26,115
Regents of the University of California Medical Center Pooled Revenue 4.13%, 5/15/2032	500,000	465,782
Regents, University of California Medical Center Pooled, Revenue Series H, 6.55%, 5/15/2048	50,000	56,839
San Jose Redev. Agency Successor Agency Series T, 3.38%, 8/1/2034	275,000	240,925
State of California 7.60%, 11/1/2040	250,000	320,290
University of California Series BG, 0.88%, 5/15/2025	15,000	13,757
University of California, Revenue Series AX, 3.06%, 7/1/2025	300,000	288,500
		2,767,820
FLORIDA — 0.0% (a)
County of Miami-Dade FL Aviation Revenue Series C, 4.28%, 10/1/2041	125,000	110,394
State Board of Administration Finance Corp.:
Series A, 1.26%, 7/1/2025	50,000	45,907
Series A, 1.71%, 7/1/2027	50,000	43,533
Series A, 2.15%, 7/1/2030	50,000	40,941
		240,775
Security Description	Principal Amount	Value
GEORGIA — 0.0% (a)
Georgia, Municipal Electric Authority Revenue 6.66%, 4/1/2057	$ 158,000	$ 170,576
ILLINOIS — 0.0% (a)
Chicago O'Hare International Airport Series C, 4.57%, 1/1/2054	50,000	44,081
Chicago O'Hare International Airport, Revenue Series C, 4.47%, 1/1/2049	50,000	44,042
Sales Tax Securitization Corp., Revenue 3.59%, 1/1/2043	275,000	221,747
State of Illinois:
5.10%, 6/1/2033	50,000	47,987
6.63%, 2/1/2035	200,000	202,742
7.35%, 7/1/2035	92,857	97,688
		658,287
MASSACHUSETTS — 0.0% (a)
Commonwealth of Massachusetts Series C, 2.51%, 7/1/2041	15,000	10,801
Massachusetts School Building Authority:
Series B, 3.40%, 10/15/2040	20,000	16,135
Series C, 2.95%, 5/15/2043	100,000	73,043
		99,979
MICHIGAN — 0.1%
Michigan Strategic Fund 3.23%, 9/1/2047	750,000	540,164
University of Michigan Series A, 4.45%, 4/1/2122	250,000	202,683
		742,847
MISSOURI — 0.0% (a)
Health & Educational Facilities Authority of the State of Missouri, Revenue:
3.23%, 5/15/2050	300,000	219,265
3.65%, 8/15/2057	100,000	76,651
		295,916
NEW JERSEY — 0.0% (a)
New Jersey Transportation Trust Fund Authority:
4.08%, 6/15/2039	200,000	165,410
4.13%, 6/15/2042	160,000	128,515
New Jersey Turnpike Authority Revenue Series A, 7.10%, 1/1/2041	100,000	120,582
Rutgers, State University of New Jersey, Revenue Series P, 3.92%, 5/1/2119	35,000	23,111
		437,618

See accompanying notes to financial statements.
81

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022

Security Description	Principal Amount	Value
NEW YORK — 0.1%
New York City Water & Sewer System 5.44%, 6/15/2043	$ 25,000	$ 25,981
New York State Dormitory Authority Series B, 3.14%, 7/1/2043	100,000	75,913
New York, State Urban Development Corp., Revenue Series B, 3.90%, 3/15/2033	100,000	91,609
Port Authority of New York & New Jersey:
3.14%, 2/15/2051	500,000	353,756
4.46%, 10/1/2062	190,000	164,871
5.65%, 11/1/2040	100,000	104,425
Port Authority of New York & New Jersey, Revenue:
3.18%, 7/15/2060	1,000,000	646,043
4.03%, 9/1/2048	125,000	102,988
Series 192, 4.81%, 10/15/2065	25,000	23,167
		1,588,753
OHIO — 0.0% (a)
American Municipal Power, Inc. 7.83%, 2/15/2041	150,000	183,332
OREGON — 0.0% (a)
Port of Morrow, OR, Oregon Transmission Facilities, Revenue 2.54%, 9/1/2040	750,000	531,379
PENNSYLVANIA — 0.1%
Commonwealth Financing Authority:
Series A, 2.99%, 6/1/2042	750,000	540,080
Series A, 4.14%, 6/1/2038	125,000	111,856
University of Pittsburgh-of the Commonwealth System of Higher Education 3.56%, 9/15/2119	100,000	61,131
		713,067
TEXAS — 0.1%
City of San Antonio TX Electric & Gas Systems Revenue 2.91%, 2/1/2048	75,000	52,788
Dallas Area Rapid Transit:
5.02%, 12/1/2048	100,000	96,775
Series A, 2.61%, 12/1/2048	500,000	329,174
Dallas/Fort Worth TX International Airport Revenue Series A, 2.99%, 11/1/2038	250,000	203,058
Grand Parkway Transportation Corp. 3.24%, 10/1/2052	65,000	46,087
Security Description	Principal Amount	Value
Permanent University Fund - University of Texas System 3.38%, 7/1/2047	$ 150,000	$ 118,002
State of Texas 3.21%, 4/1/2044	50,000	39,623
Texas, StateTransportation Commission General Obligation:
2.47%, 10/1/2044	150,000	102,332
2.56%, 4/1/2042	40,000	29,539
		1,017,378
VIRGINIA — 0.0% (a)
University of Virginia Series C, 4.18%, 9/1/2117	50,000	38,134
University of Virginia, Revenue 2.26%, 9/1/2050	150,000	91,493
		129,627
TOTAL MUNICIPAL BONDS & NOTES (Cost $12,380,259)		9,577,354
MORTGAGE-BACKED SECURITIES — 0.9%
Banc of America Commercial Mortgage Trust Series 2015-UBS7, Class A4, 3.71%, 9/15/2048	100,000	95,040
BANK:
Series 2017-BNK8, Class A4, 3.49%, 11/15/2050	90,000	82,951
Series 2017-BNK8, Class B, 3.95%, 11/15/2050 (c)	50,000	43,070
Series 2018-BN14, Class A4, 4.23%, 9/15/2060 (c)	143,329	135,938
Series 2018-BN15, Class A4, 4.41%, 11/15/2061 (c)	100,000	95,781
Series 2019-BN18, Class A4, 3.58%, 5/15/2062	100,000	90,626
Series 2019-BN19, Class A3, 3.18%, 8/15/2061	100,000	88,180
Series 2019-BN20, Class A3, 3.01%, 9/15/2062	50,000	43,657
Series 2019-BN24, Class A3, 2.96%, 11/15/2062	200,000	173,547
Series 2020-BN28, Class A4, 1.84%, 3/15/2063	93,750	74,112
Series 2020-BN29, Class A4, 2.00%, 11/15/2053	500,000	395,258

See accompanying notes to financial statements.
82

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022

Security Description	Principal Amount	Value
Series 2021-BN31, Class A4, 2.04%, 2/15/2054	$ 234,783	$ 186,855
Series 2021-BN32, Class A5, 2.64%, 4/15/2054	300,000	249,958
Series 2021-BN37, Class A4, 2.37%, 11/15/2064	500,000	403,505
Barclays Commercial Mortgage Trust Series 2019-C3, Class A4, 3.58%, 5/15/2052	150,000	136,871
BBCMS Mortgage Trust:
Series 2020-C8, Class A5, 2.04%, 10/15/2053	250,000	200,632
Series 2021-C9, Class A5, 2.30%, 2/15/2054	250,000	203,042
Series 2022-C14, Class A5, 2.95%, 2/15/2055 (c)	450,000	379,570
Benchmark Mortgage Trust:
Series 2018-B2, Class A5, 3.88%, 2/15/2051 (c)	130,000	122,479
Series 2018-B3, Class A5, 4.03%, 4/10/2051	100,000	94,827
Series 2018-B5, Class A4, 4.21%, 7/15/2051	100,000	95,267
Series 2019-B10, Class A4, 3.72%, 3/15/2062	115,000	105,948
Series 2019-B12, Class A5, 3.12%, 8/15/2052	200,000	177,398
Series 2020-B16, Class A5, 2.73%, 2/15/2053	750,000	642,998
Series 2020-B18, Class A5, 1.93%, 7/15/2053	79,167	63,670
Series 2021-B24, Class A5, 2.58%, 3/15/2054	425,000	352,182
Series 2021-B25, Class A5, 2.58%, 4/15/2054	500,000	414,204
Series 2021-B28, Class A5, VRN, 2.22%, 8/15/2054	300,000	239,094
CD Mortgage Trust:
Series 2017-CD3, Class A4, 3.63%, 2/10/2050	300,000	279,437
Series 2019-CD8, Class A4, 2.91%, 8/15/2057	200,000	172,786
CFCRE Commercial Mortgage Trust Series 2016-C7, Class A3, 3.84%, 12/10/2054	300,000	282,343
Citigroup Commercial Mortgage Trust:
Series 2013-GC11, Class A4, 3.09%, 4/10/2046	62,429	62,259
Security Description	Principal Amount	Value
Series 2015-GC33, Class A4, 3.78%, 9/10/2058	$ 600,000	$ 572,082
Series 2017-C4, Class A4, 3.47%, 10/12/2050	250,000	229,827
Series 2019-GC41, Class A5, 2.87%, 8/10/2056	100,000	86,264
Series 2019-GC43, Class A4, 3.04%, 11/10/2052	150,000	130,455
Series 2020-GC46, Class A5, 2.72%, 2/15/2053	750,000	634,445
COMM Mortgage Trust:
Series 2014-CR16, Class A4, 4.05%, 4/10/2047	100,000	97,545
Series 2014-CR16, Class B, 4.58%, 4/10/2047	400,000	379,006
Series 2014-UBS6, Class A4, 3.38%, 12/10/2047	757,535	728,691
Series 2014-UBS6, Class A5, 3.64%, 12/10/2047	100,000	96,233
Series 2015-LC21, Class A4, 3.71%, 7/10/2048	50,000	47,761
Series 2015-LC23, Class ASB, 3.60%, 10/10/2048	171,513	166,077
Series 2018-COR3, Class A3, 4.23%, 5/10/2051	100,000	94,709
CSAIL Commercial Mortgage Trust:
Series 2015-C1, Class AS, 3.79%, 4/15/2050 (c)	150,000	138,281
Series 2017-CX10, Class A5, 3.46%, 11/15/2050 (c)	250,000	229,141
Series 2018-C14, Class A4, 4.42%, 11/15/2051 (c)	50,000	47,214
Series 2018-CX11, Class A4, 3.77%, 4/15/2051	500,000	467,659
Series 2019-C17, Class A5, 3.02%, 9/15/2052	200,000	173,470
GS Mortgage Securities Trust:
Series 2014-GC24, Class A5, 3.93%, 9/10/2047	600,000	582,085
Series 2016-GS3, Class A4, 2.85%, 10/10/2049	200,000	182,388

See accompanying notes to financial statements.
83

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022

Security Description	Principal Amount	Value
Series 2017-GS8, Class A4, 3.47%, 11/10/2050	$ 250,000	$ 230,192
Series 2019-GC42, Class A4, 3.00%, 9/1/2052	150,000	130,285
Series 2020-GSA2, Class A5, 2.01%, 12/12/2053	500,000	394,931
JPMBB Commercial Mortgage Securities Trust:
Series 2014-C18, Class AS, 4.44%, 2/15/2047 (c)	50,000	48,605
Series 2015-C29, Class A4, 3.61%, 5/15/2048	100,000	95,461
Series 2015-C30, Class A5, 3.82%, 7/15/2048	200,000	191,059
Series 2015-C33, Class A4, 3.77%, 12/15/2048	100,000	95,483
Series 2016-C1, Class B, 4.74%, 3/17/2049 (c)	300,000	276,166
JPMCC Commercial Mortgage Securities Trust Series 2017-JP6, Class A5, 3.49%, 7/15/2050	500,000	462,597
JPMDB Commercial Mortgage Securities Trust Series 2020-COR7, Class A5, 2.18%, 5/13/2053	1,000,000	802,552
Morgan Stanley Bank of America Merrill Lynch Trust:
Series 2015-C20, Class A4, 3.25%, 2/15/2048	200,000	190,692
Series 2017-C33, Class A5, 3.60%, 5/15/2050	420,000	390,255
Morgan Stanley Capital I Trust:
Series 2015-MS1, Class A3, 3.51%, 5/15/2048	204,050	194,697
Series 2018-L1, Class A3, 4.14%, 10/15/2051	150,000	140,500
Series 2019-H7, Class A4, 3.26%, 7/15/2052	200,000	176,842
Series 2021-L5, Class A4, 2.73%, 5/15/2054	350,000	290,994
UBS Commercial Mortgage Trust:
Series 2018-C8, Class A4, 3.98%, 2/15/2051	400,000	373,790
Series 2019-C16, Class A4, 3.60%, 4/15/2052	100,000	90,596
Wells Fargo Commercial Mortgage Trust:
Series 2015-C31, Class A3, 3.43%, 11/15/2048	78,461	75,281
Security Description	Principal Amount	Value
Series 2015-SG1, Class A4, 3.79%, 9/15/2048	$ 970,578	$ 926,614
Series 2017-C39, Class A4, 3.16%, 9/15/2050	300,000	274,151
Series 2017-C42, Class A4, 3.59%, 12/15/2050	250,000	230,301
Series 2018-C47, Class A4, 4.44%, 9/15/2061	150,000	143,414
Series 2019-C52, Class A5, 2.89%, 8/15/2052	200,000	173,266
Series 2019-C53, Class A4, 3.04%, 10/15/2052	100,000	87,120
Series 2021-C59, Class A5, 2.63%, 4/15/2054	350,000	287,767
WFRBS Commercial Mortgage Trust Series 2014-C24, Class A4, 3.34%, 11/15/2047	425,000	407,689
TOTAL MORTGAGE-BACKED SECURITIES (Cost $21,553,728)		18,448,118
	Shares
SHORT-TERM INVESTMENTS — 6.6%
State Street Institutional Liquid Reserves Fund, Premier Class 4.42% (g) (h)	54,313,817	54,324,679
State Street Navigator Securities Lending Portfolio II (i) (j)	82,618,698	82,618,698
TOTAL SHORT-TERM INVESTMENTS (Cost $136,937,753)		136,943,377
TOTAL INVESTMENTS — 105.3% (Cost $2,475,000,529)		2,182,466,656
LIABILITIES IN EXCESS OF OTHER ASSETS — (5.3)%		(109,176,121)
NET ASSETS — 100.0%		$ 2,073,290,535
(a)	Amount shown represents less than 0.05% of net assets.
(b)	All or a portion of the shares of the security are on loan at December 31, 2022.
(c)	Variable Rate Security - Interest rate shown is rate in effect at December 31, 2022. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(d)	Step-up bond - Coupon rate increases in increments to maturity. Rate shown as of December 31, 2022. Maturity date shown is the final maturity.

See accompanying notes to financial statements.
84

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022

(e)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 0.6% of net assets as of December 31, 2022, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(f)	Security, or a portion of the security has been designated as collateral for TBA securities.
(g)	The Portfolio invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2022 are shown in the Affiliate Table below.
(h)	The rate shown is the annualized seven-day yield at December 31, 2022.
(i)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended December 31, 2022 are shown in the Affiliate Table below.
(j)	Investment of cash collateral for securities loaned.

ABS	Asset-Backed Security
BKNT	Bank Notes
CMT	Constant Maturity Treasury
DMTN	Domestic Medium - Term Note
GDIF	Global Debt Issuance Facility
GMTN	Global Medium Term Note
ISDA	International Swaps and Derivatives Association
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
SOFR	Secured Overnight Financing Rate
TBA	To Be Announced
VRN	Variable Rate Note

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2022.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Corporate Bonds & Notes	$ —	$ 500,961,593	$—	$ 500,961,593
Asset-Backed Securities	—	7,207,894	—	7,207,894
Foreign Government Obligations	—	65,107,360	—	65,107,360
U.S. Government Agency Obligations	—	609,626,390	—	609,626,390
U.S. Treasury Obligations	—	834,594,570	—	834,594,570
Municipal Bonds & Notes	—	9,577,354	—	9,577,354
Mortgage-Backed Securities	—	18,448,118	—	18,448,118
Short-Term Investments	136,943,377	—	—	136,943,377
TOTAL INVESTMENTS	$136,943,377	$2,045,523,279	$—	$2,182,466,656

Affiliate Table
	Number of Shares Held at 12/31/21	Value at 12/31/21	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/22	Value at 12/31/22	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	114,486,457	$ 114,497,906	$ 467,530,427	$ 527,680,714	$(34,333)	$11,393	54,313,817	$ 54,324,679	$658,194
State Street Navigator Securities Lending Portfolio II	91,540,533	91,540,533	734,004,691	742,926,526	—	—	82,618,698	82,618,698	296,755
Total		$206,038,439	$1,201,535,118	$1,270,607,240	$(34,333)	$11,393		$136,943,377	$954,949
See accompanying notes to financial statements.
85

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS
December 31, 2022

Security Description	Shares	Value
COMMON STOCKS — 99.8%
AUSTRALIA — 5.8%
29Metals, Ltd.	50,119	$ 64,917
Abacus Property Group REIT	78,325	139,695
Accent Group, Ltd.	80,316	91,503
Adbri, Ltd. (a)	66,713	74,875
AGL Energy, Ltd.	126,483	692,200
Allkem, Ltd. (b)	103,231	786,869
ALS, Ltd.	85,208	706,696
Altium, Ltd.	24,114	573,660
Alumina, Ltd.	428,545	441,739
AMP, Ltd. (a)(b)	550,600	491,007
Ampol, Ltd.	42,866	822,088
Ansell, Ltd.	25,657	491,356
ANZ Group Holdings, Ltd.	553,885	8,887,101
APA Group Stapled Security	224,806	1,640,386
APM Human Services International, Ltd.	44,330	71,548
ARB Corp., Ltd. (a)	12,760	222,128
Arena REIT (a)	55,767	144,844
Argosy Minerals, Ltd. (b)	218,738	84,552
Aristocrat Leisure, Ltd.	113,521	2,349,560
ASX, Ltd.	35,861	1,654,188
Atlas Arteria, Ltd. Stapled Security	273,788	1,227,274
AUB Group, Ltd.	14,234	217,477
Aurizon Holdings, Ltd.	340,577	861,489
Aussie Broadband, Ltd. (a)(b)	39,567	70,032
Austal, Ltd.	60,258	84,997
Australian Agricultural Co., Ltd. (a)(b)	66,789	79,263
Australian Clinical Labs, Ltd.	11,460	23,159
Australian Ethical Investment, Ltd.	14,927	39,377
AVZ Minerals, Ltd. (a)(b)(c)	378,780	150,269
Bank of Queensland, Ltd. (a)	128,579	601,651
Bapcor, Ltd. (a)	67,346	295,033
Beach Energy, Ltd.	295,473	319,598
Bega Cheese, Ltd. (a)	66,288	174,418
Bellevue Gold, Ltd. (a)(b)	140,988	108,040
Bendigo & Adelaide Bank, Ltd. (a)	107,194	713,124
BHP Group, Ltd.	938,446	29,039,259
Blackmores, Ltd.	2,411	118,048
BlueScope Steel, Ltd.	89,834	1,025,908
Boral, Ltd. (a)	71,366	139,867
Boss Energy, Ltd. (b)	52,162	75,346
BrainChip Holdings, Ltd. (a)(b)	253,070	127,856
Brambles, Ltd.	256,920	2,102,960
Breville Group, Ltd. (a)	15,270	190,021
Brickworks, Ltd.	17,916	269,360
BWP Trust REIT (a)	89,143	236,369
Calix, Ltd. (a)(b)	20,810	63,082
Capricorn Metals, Ltd. (b)	37,286	116,313
carsales.com, Ltd.	61,699	868,623
Security Description	Shares	Value
Centuria Capital Group (a)	108,229	$ 125,139
Centuria Industrial REIT	113,993	241,190
Centuria Office REIT	90,435	93,833
Chalice Mining, Ltd. (a)(b)	60,579	258,814
Challenger, Ltd. (a)	107,298	554,463
Champion Iron, Ltd. (a)	63,204	313,320
Charter Hall Group REIT	91,499	743,360
Charter Hall Long Wale REIT	111,685	335,525
Charter Hall Retail REIT	83,468	216,793
Charter Hall Social Infrastructure REIT	81,561	188,056
Cleanaway Waste Management, Ltd. (a)	406,592	725,171
Clinuvel Pharmaceuticals, Ltd. (a)	6,455	94,860
Cochlear, Ltd.	12,515	1,732,376
Codan, Ltd.	10,768	29,940
Coles Group, Ltd.	251,809	2,855,179
Collins Foods, Ltd.	27,699	135,058
Commonwealth Bank of Australia	315,211	21,931,811
Computershare, Ltd.	101,286	1,799,602
Core Lithium, Ltd. (a)(b)	259,338	180,267
Coronado Global Resources, Inc. CDI (d)	130,461	176,060
Corporate Travel Management, Ltd.	19,528	195,068
Costa Group Holdings, Ltd.	76,579	142,813
Credit Corp. Group, Ltd. (a)	10,877	138,673
Cromwell Property Group REIT (a)	181,739	82,575
CSL, Ltd.	89,236	17,413,910
CSR, Ltd.	78,074	249,375
Data#3, Ltd.	21,811	100,136
De Grey Mining, Ltd. (a)(b)	195,324	170,210
Deterra Royalties, Ltd.	98,307	305,334
Dexus REIT	193,391	1,016,398
Dexus Industria REIT (a)	27,326	53,740
Dicker Data, Ltd.	13,173	91,030
Domain Holdings Australia, Ltd. (a)	51,929	95,434
Domino's Pizza Enterprises, Ltd. (a)	12,093	543,308
Downer EDI, Ltd.	138,327	348,022
Eagers Automotive, Ltd. (a)	25,047	184,294
Eclipx Group, Ltd. (a)(b)	45,962	62,182
Elders, Ltd. (a)	26,825	184,461
Endeavour Group, Ltd.	248,016	1,079,793
Evolution Mining, Ltd.	360,989	729,518
EVT, Ltd.	18,245	157,506
Firefinch, Ltd. (a)(b)(c)	180,320	7,337
Flight Centre Travel Group, Ltd. (a)(b)	33,623	330,393
Fortescue Metals Group, Ltd.	317,010	4,409,247
G8 Education, Ltd. (a)	123,292	92,390
Glencore PLC	1,809,815	12,025,899

See accompanying notes to financial statements.
86

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022

Security Description	Shares	Value
Gold Road Resources, Ltd. (a)	230,112	$ 263,725
Goodman Group REIT	314,971	3,708,054
GPT Group REIT	381,255	1,085,902
GrainCorp, Ltd. Class A	50,653	254,879
Grange Resources, Ltd.	84,209	48,255
Growthpoint Properties Australia, Ltd. REIT	38,972	78,758
GUD Holdings, Ltd.	22,661	116,486
GWA Group, Ltd.	53,859	74,875
Hansen Technologies, Ltd.	29,249	101,953
Harvey Norman Holdings, Ltd.	95,564	267,652
Healius, Ltd. (a)	100,912	210,091
Helia Group, Ltd.	52,077	97,119
HMC Capital, Ltd REIT (a)	27,298	78,862
HomeCo Daily Needs REIT (a)	230,064	200,483
HUB24, Ltd.	12,608	227,348
IDP Education, Ltd. (a)	40,054	738,280
IGO, Ltd.	126,931	1,158,613
Iluka Resources, Ltd.	73,913	477,683
Imdex, Ltd. (a)	53,000	79,432
Imugene, Ltd. (a)(b)	908,453	89,330
Incitec Pivot, Ltd.	377,633	962,905
Ingenia Communities Group REIT	82,745	250,827
Inghams Group, Ltd. (a)	49,503	96,012
Insignia Financial, Ltd.	103,535	235,211
Insurance Australia Group, Ltd.	469,673	1,512,917
Integral Diagnostics, Ltd.	37,623	74,756
InvoCare, Ltd.	23,100	172,788
ioneer, Ltd. (a)(b)	317,776	81,890
IPH, Ltd.	44,341	262,510
IRESS, Ltd.	27,996	181,311
JB Hi-Fi, Ltd.	18,930	538,528
Jervois Global, Ltd. (a)(b)	314,205	58,596
Johns Lyng Group, Ltd. (a)	32,604	136,863
Judo Capital Holdings, Ltd. (b)	89,055	80,020
Jumbo Interactive, Ltd.	6,701	63,529
Karoon Energy, Ltd. (b)	131,438	195,205
Kelsian Group, Ltd. (a)	17,921	69,880
Lake Resources NL (a)(b)	266,629	144,652
LendLease Corp., Ltd. Stapled Security	136,160	723,921
Leo Lithium, Ltd. (b)	128,800	42,363
Lifestyle Communities, Ltd.	14,038	181,544
Link Administration Holdings, Ltd.	83,066	111,254
Liontown Resources, Ltd. (a)(b)	319,135	285,676
Lottery Corp., Ltd. (b)	416,046	1,263,994
Lovisa Holdings, Ltd.	9,542	149,543
Lynas Rare Earths, Ltd. (b)	170,593	908,148
MA Financial Group, Ltd. (a)	13,806	42,506
Security Description	Shares	Value
Maas Group Holdings, Ltd. (a)	10,298	$ 18,576
Macquarie Group, Ltd.	68,015	7,700,925
Magellan Financial Group, Ltd. (a)	33,740	204,554
Mayne Pharma Group, Ltd. (a)	178,522	24,213
McMillan Shakespeare, Ltd.	10,424	95,008
Medibank Pvt, Ltd.	548,504	1,097,306
Megaport, Ltd. (a)(b)	28,472	121,835
Mesoblast, Ltd. (a)(b)	73,703	43,484
Metcash, Ltd. (a)	173,681	468,771
Mincor Resources NL (b)	58,525	59,732
Mineral Resources, Ltd.	31,531	1,650,748
Mirvac Group REIT	767,004	1,107,906
Monadelphous Group, Ltd.	13,496	122,275
Mount Gibson Iron, Ltd. (b)	98,191	32,295
Nanosonics, Ltd. (a)(b)	34,472	100,288
National Australia Bank, Ltd.	586,689	11,959,766
National Storage REIT	181,186	285,061
Neometals, Ltd. (a)(b)	98,207	53,279
Netwealth Group, Ltd.	26,981	221,396
New Hope Corp., Ltd. (a)	83,313	359,332
Newcrest Mining, Ltd.	167,916	2,350,323
NEXTDC, Ltd. (b)	79,494	490,571
nib holdings, Ltd.	89,046	467,996
Nick Scali, Ltd. (a)	11,946	86,197
Nine Entertainment Co. Holdings, Ltd.	253,061	315,769
Northern Star Resources, Ltd.	219,411	1,623,338
Novonix, Ltd. (a)(b)	62,564	62,369
NRW Holdings, Ltd.	104,835	199,774
Nufarm, Ltd.	72,045	299,495
Objective Corp., Ltd.	2,964	26,352
OceanaGold Corp. (b)	131,800	250,964
Omni Bridgeway, Ltd. (b)	52,001	127,657
oOh!media, Ltd.	161,946	141,123
Orica, Ltd.	86,063	878,956
Origin Energy, Ltd.	317,119	1,660,219
Orora, Ltd.	139,332	273,070
OZ Minerals, Ltd.	62,699	1,186,289
Paladin Energy, Ltd. (b)	501,240	237,941
Pendal Group, Ltd.	57,750	196,207
Pepper Money, Ltd.	84,260	81,140
Perenti, Ltd. (a)(b)	90,600	80,794
Perpetual, Ltd. (a)	8,866	147,907
Perseus Mining, Ltd.	272,549	389,989
PEXA Group, Ltd. (a)(b)	33,423	270,856
Pilbara Minerals, Ltd. (b)	499,501	1,270,262
Pinnacle Investment Management Group, Ltd. (a)	19,197	113,651
Platinum Asset Management, Ltd.	87,073	105,697
PointsBet Holdings, Ltd. (a)(b)	49,293	49,641

See accompanying notes to financial statements.
87

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022

Security Description	Shares	Value
PolyNovo, Ltd. (a)(b)	95,720	$ 131,123
Premier Investments, Ltd.	16,862	284,045
Pro Medicus, Ltd.	8,698	325,954
PWR Holdings, Ltd.	12,163	88,835
Qantas Airways, Ltd. (b)	166,237	677,529
QBE Insurance Group, Ltd.	281,255	2,561,545
Qube Holdings, Ltd.	292,506	557,400
Ramelius Resources, Ltd.	139,234	87,812
Ramsay Health Care, Ltd.	34,077	1,495,173
REA Group, Ltd. (a)	10,355	778,065
Reece, Ltd.	48,002	460,619
Region RE, Ltd.	206,609	379,703
Regis Resources, Ltd.	121,027	169,073
Rio Tinto PLC	208,304	14,527,989
Rio Tinto, Ltd.	69,403	5,478,912
Rural Funds Group REIT (a)	78,593	128,448
Sandfire Resources, Ltd.	90,431	333,612
Santos, Ltd.	592,301	2,867,916
Sayona Mining, Ltd. (a)(b)	1,307,496	168,469
Scentre Group REIT	975,844	1,905,894
SEEK, Ltd. (a)	60,480	859,254
Select Harvests, Ltd. (a)	16,224	42,909
Seven Group Holdings, Ltd. (a)	28,403	403,914
Seven West Media, Ltd. (a)(b)	154,264	41,323
Sigma Healthcare, Ltd. (a)	183,261	75,810
Silver Lake Resources, Ltd. (b)	138,597	111,378
SiteMinder, Ltd. (b)	35,031	72,219
SmartGroup Corp., Ltd.	16,016	55,392
SolGold PLC (a)(b)	211,825	40,769
Sonic Healthcare, Ltd.	86,469	1,757,409
South32, Ltd. (a)(e)	10,757	29,308
South32, Ltd. (e)	849,775	2,305,100
Star Entertainment Group, Ltd. (a)(b)	189,276	227,193
Steadfast Group, Ltd.	192,416	713,763
Stockland REIT	453,348	1,116,000
Suncorp Group, Ltd.	239,299	1,953,859
Super Retail Group, Ltd.	23,661	171,850
Syrah Resources, Ltd. (b)	102,414	143,071
Tabcorp Holdings, Ltd.	380,401	277,317
Technology One, Ltd.	59,774	532,640
Telix Pharmaceuticals, Ltd. (a)(b)	40,553	199,932
Telstra Group, Ltd.	753,954	2,040,063
Temple & Webster Group, Ltd. (a)(b)	17,447	54,544
Terracom, Ltd.	104,325	65,796
Transurban Group Stapled Security	568,880	5,007,502
Treasury Wine Estates, Ltd.	135,715	1,252,598
Tyro Payments, Ltd. (a)(b)	83,907	80,516
United Malt Grp, Ltd. (a)	70,342	165,527
Ventia Services Group Pty, Ltd.	41,497	67,820
Security Description	Shares	Value
Vicinity, Ltd. REIT	713,661	$ 967,938
Viva Energy Group, Ltd. (d)	177,765	329,105
Vulcan Energy Resources, Ltd. (a)(b)	16,801	72,121
Vulcan Steel, Ltd.	8,527	47,244
Washington H Soul Pattinson & Co., Ltd. (a)	38,947	730,553
Waypoint REIT, Ltd.	110,238	205,584
Webjet, Ltd. (a)(b)	70,553	295,685
Wesfarmers, Ltd.	209,846	6,533,317
West African Resources, Ltd. (a)(b)	174,419	138,982
Westpac Banking Corp.	648,586	10,270,231
Whitehaven Coal, Ltd.	164,202	1,048,951
WiseTech Global, Ltd.	27,860	958,833
Woodside Energy Group, Ltd.	351,745	8,453,711
Woolworths Group, Ltd.	226,616	5,157,489
Worley, Ltd. (a)	61,418	624,759
Zip Co., Ltd. (a)(b)	122,254	42,282
		279,155,091
AUSTRIA — 0.2%
Agrana Beteiligungs AG	3,687	58,827
ams-OSRAM AG (b)	48,221	351,807
ANDRITZ AG	12,315	703,817
AT&S Austria Technologie & Systemtechnik AG	4,273	145,931
BAWAG Group AG (b)(d)	15,427	819,930
CA Immobilien Anlagen AG (b)	8,392	253,913
DO & Co. AG (b)	1,342	126,897
Erste Group Bank AG	62,637	1,998,794
EVN AG	5,757	103,836
IMMOFINANZ AG	6,422	79,642
Kontron AG	8,066	131,623
Lenzing AG	2,503	146,389
Mondi PLC (e)	72,193	1,224,024
Mondi PLC (a)(e)	19,096	326,590
Oesterreichische Post AG	5,472	171,696
OMV AG	26,828	1,377,207
Palfinger AG	2,748	69,361
Porr AG	3,398	42,648
Raiffeisen Bank International AG (b)	27,420	449,202
Schoeller-Bleckmann Oilfield Equipment AG	1,927	119,694
Semperit AG Holding	2,674	56,563
Strabag SE	3,504	146,220
UNIQA Insurance Group AG	23,821	177,961
Verbund AG	12,404	1,041,182
Vienna Insurance Group AG Wiener Versicherung Gruppe	7,801	186,077
Voestalpine AG	21,142	559,131
Wienerberger AG	20,270	488,044
		11,357,006

See accompanying notes to financial statements.
88

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022

Security Description	Shares	Value
BELGIUM — 0.6%
Ackermans & van Haaren NV	4,512	$ 771,432
Aedifica SA REIT	6,628	536,189
Ageas SA/NV	29,378	1,298,668
AGFA-Gevaert NV (b)	39,088	111,383
Anheuser-Busch InBev SA/NV	159,954	9,605,898
Barco NV	14,654	360,959
Bekaert SA	8,197	317,386
bpost SA	27,427	140,620
Cofinimmo SA REIT	6,044	539,903
Deme Group NV (b)	1,771	234,372
D'ieteren Group	4,815	920,874
Econocom Group SA	27,987	85,127
Elia Group SA	6,016	852,652
Etablissements Franz Colruyt NV (a)	11,897	270,448
Euronav NV (b)	32,908	551,049
Fagron	12,626	178,814
Galapagos NV (b)	9,374	413,682
Groupe Bruxelles Lambert NV	19,174	1,526,164
Immobel SA (a)	1,863	89,473
Intervest Offices & Warehouses NV REIT	5,766	118,398
Ion Beam Applications	4,121	68,435
KBC Ancora	7,640	343,438
KBC Group NV	46,659	2,991,792
Kinepolis Group NV (a)(b)	2,953	122,219
Melexis NV	3,801	328,586
Mithra Pharmaceuticals SA (a)(b)	8,258	30,009
Montea NV REIT	2,718	193,192
Ontex Group NV (a)(b)	20,660	137,588
Proximus SADP	32,097	308,163
Recticel SA (a)	8,030	133,178
Retail Estates NV REIT	1,714	113,414
Shurgard Self Storage SA	5,867	268,308
Sofina SA	3,040	667,057
Solvay SA	14,185	1,430,024
Telenet Group Holding NV	9,284	151,102
Tessenderlo Group SA (b)	3,925	139,702
UCB SA	23,560	1,849,622
Umicore SA	39,444	1,444,755
Van de Velde NV	2,134	68,781
VGP NV	2,928	243,118
Warehouses De Pauw CVA REIT	31,224	889,745
X-Fab Silicon Foundries SE (b)(d)	6,093	43,016
Xior Student Housing NV REIT (a)	5,821	179,540
		31,068,275
BRAZIL — 1.6%
3R Petroleum Oleo E Gas SA (b)	39,340	281,952
Security Description	Shares	Value
AES Brasil Energia SA	41,123	$ 75,133
Aliansce Sonae Shopping Centers SA	94,823	305,187
Alpargatas SA Preference Shares	41,207	117,565
Alupar Investimento SA	34,900	187,008
Ambev SA	887,867	2,426,692
Ambipar Participacoes e Empreendimentos S/A	11,000	43,588
Americanas SA	120,142	219,125
Anima Holding SA (b)	73,989	53,970
Arezzo Industria e Comercio SA	12,117	179,718
Armac Locacao Logistica E Servicos SA	35,900	79,729
Atacadao SA	118,200	331,248
Auren Energia SA	48,330	134,567
Azul SA Preference Shares (b)	51,900	106,742
B3 SA - Brasil Bolsa Balcao	1,142,603	2,854,933
Banco ABC Brasil SA Preference Shares	16,392	61,092
Banco Bradesco SA Preference Shares	997,882	2,846,445
Banco Bradesco SA	300,740	766,657
Banco BTG Pactual SA	225,808	1,021,433
Banco do Brasil SA	164,700	1,065,513
Banco do Estado do Rio Grande do Sul SA Class B, Preference Shares	55,500	102,036
Banco Pan SA Preference Shares	88,800	101,369
Banco Santander Brasil SA	76,900	411,094
BB Seguridade Participacoes SA	137,000	872,240
Blau Farmaceutica SA	6,700	33,273
Boa Vista Servicos SA	62,800	86,106
BR Malls Participacoes SA	145,082	228,134
BR Properties SA	23,500	29,033
Bradespar SA Preference Shares	47,336	263,773
Bradespar SA	16,100	77,404
BrasilAgro - Co. Brasileira de Propriedades Agricolas	8,000	44,869
Braskem SA Class A, Preference Shares	42,000	190,599
BRF SA (b)	137,309	213,677
Camil Alimentos SA	18,200	28,606
CCR SA	221,300	454,124
Centrais Eletricas Brasileiras SA	227,219	1,806,092
Centrais Eletricas Brasileiras SA Class B, Preference Shares	52,400	428,937
Cia Brasileira de Aluminio	27,700	59,727
Cia Brasileira de Distribuicao	30,100	93,162
Cia de Saneamento Basico do Estado de Sao Paulo	62,700	675,018

See accompanying notes to financial statements.
89

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022

Security Description	Shares	Value
Cia de Saneamento de Minas Gerais-COPASA	49,600	$ 147,434
Cia de Saneamento do Parana Preference Shares	132,600	91,739
Cia de Saneamento do Parana	38,500	131,730
Cia Energetica de Minas Gerais Preference Shares	253,504	524,464
Cia Energetica do Ceara Class A, Preference Shares	1,500	12,745
Cia Ferro Ligas da Bahia - FERBASA Preference Shares	10,600	107,154
Cia Paranaense de Energia	60,600	78,907
Cia Paranaense de Energia Preference Shares	155,100	231,968
Cia Paranaense de Energia	18,300	133,678
Cia Siderurgica Nacional SA	121,800	331,987
Cielo SA	265,839	264,497
CM Hospitalar SA	33,500	102,367
Cogna Educacao (b)	415,363	166,936
Cosan SA	221,880	719,051
CPFL Energia SA	48,800	306,697
Cruzeiro do Sul Educacional SA	39,700	28,765
Cury Construtora e Incorporadora SA	24,600	58,730
CVC Brasil Operadora e Agencia de Viagens SA (b)	50,184	42,684
Cyrela Brazil Realty SA Empreendimentos e Participacoes	67,500	167,764
Dexco SA	93,038	119,178
EcoRodovias Infraestrutura e Logistica SA	81,929	68,878
EDP - Energias do Brasil SA	58,100	229,326
Embraer SA (b)	146,400	398,240
Enauta Participacoes SA	35,800	92,161
Energisa SA	35,700	299,031
Eneva SA (b)	187,412	423,526
Engie Brasil Energia SA	43,266	310,681
Equatorial Energia SA	185,033	947,756
ERO Copper Corp. (a)(b)	12,000	165,084
Ez Tec Empreendimentos e Participacoes SA	31,200	79,754
Fleury SA	43,505	127,311
Gerdau SA Preference Shares	208,700	1,147,174
Gol Linhas Aereas Inteligentes SA Preference Shares (b)	26,856	35,759
GPS Participacoes e Empreendimentos SA (b)(d)	48,800	109,935
Grendene SA	87,800	100,120
Grupo De Mona Soma SA	109,072	209,290
Grupo Mateus SA (b)	120,500	143,931
Security Description	Shares	Value
Grupo SBF SA	28,867	$ 69,898
Guararapes Confeccoes SA	16,300	20,085
Hapvida Participacoes e Investimentos SA (b)(d)	886,970	854,714
Hidrovias do Brasil SA (b)	120,200	51,265
Hospital Mater Dei SA	44,500	60,692
Hypera SA	80,800	692,841
Iguatemi SA (a)(e)	40,527	141,610
Iguatemi SA (e)	15,305	7,599
Infracommerce CXAAS SA (b)	66,858	46,989
Instituto Hermes Pardini SA	9,200	36,680
Intelbras SA Industria de Telecomunicacao Eletronica Brasileira	15,300	88,213
Iochpe Maxion SA	41,300	92,230
IRB Brasil Resseguros SA (b)	420,517	68,194
Itau Unibanco Holding SA Preference Shares	903,803	4,280,549
Itausa SA Preference Shares	947,543	1,523,580
Jalles Machado SA	48,500	69,686
JHSF Participacoes SA	59,024	56,147
Klabin SA	138,128	521,804
Light SA	74,600	65,841
Localiza Rent a Car SA	140,660	1,396,718
Locaweb Servicos de Internet SA (b)(d)	101,765	135,445
LOG Commercial Properties e Participacoes SA	7,400	22,536
Lojas Renner SA	183,449	711,018
M Dias Branco SA	20,700	140,518
Magazine Luiza SA (b)	572,561	297,035
Mahle-Metal Leve SA	4,100	23,785
Marcopolo SA Preference Shares	86,300	46,302
Marfrig Global Foods SA	58,600	95,089
Metalurgica Gerdau SA Preference Shares	131,500	320,608
Minerva SA	66,635	163,535
Movida Participacoes SA	42,600	61,543
MRV Engenharia e Participacoes SA	49,600	71,278
Multilaser Industrial SA	93,200	70,825
Multiplan Empreendimentos Imobiliarios SA	56,314	233,335
Natura & Co. Holding SA	181,337	394,072
Odontoprev SA	78,060	133,482
Omega Energia SA (b)	53,037	96,319
Oncoclinicas do Brasil Servicos Medicos SA (b)	27,800	31,610
Orizon Valorizacao de Residuos SA (b)	6,700	42,931
Pet Center Comercio e Participacoes SA	54,208	63,955
Petro Rio SA (b)	128,610	905,898
Petroleo Brasileiro SA Preference Shares	888,300	4,121,423

See accompanying notes to financial statements.
90

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022

Security Description	Shares	Value
Petroleo Brasileiro SA	695,000	$ 3,685,354
Petroreconcavo SA	22,200	138,770
Qualicorp Consultoria e Corretora de Seguros SA	32,700	36,172
Raia Drogasil SA	195,500	880,461
Randon SA Implementos e Participacoes Preference Shares	25,700	39,839
Rede D'Or Sao Luiz SA (d)	107,954	603,044
Rumo SA	236,371	834,912
Santos Brasil Participacoes SA	104,381	154,377
Sao Martinho SA	33,600	168,813
Sendas Distribuidora SA	176,800	653,341
SIMPAR SA	66,400	85,049
SLC Agricola SA	20,320	180,219
Smartfit Escola de Ginastica e Danca SA (b)	44,300	113,825
Suzano SA	138,309	1,277,019
Taurus Armas SA	26,600	67,198
Telefonica Brasil SA	98,385	710,684
TIM SA	172,900	404,860
TOTVS SA	95,501	497,956
Transmissora Alianca de Energia Eletrica SA	43,800	288,257
Tres Tentos Agroindustrial SA	17,015	30,060
Tupy SA	11,000	56,789
Ultrapar Participacoes SA	149,600	355,192
Unipar Carbocloro SA Class B, Preference Shares	8,470	140,973
Usinas Siderurgicas de Minas Gerais SA Usiminas Class A, Preference Shares	87,200	116,932
Vale SA	712,218	12,066,424
Vamos Locacao de Caminhoes Maquinas e Equipamentos SA	64,257	153,824
Via SA (b)	225,180	102,380
Vibra Energia SA	227,000	665,565
Vivara Participacoes SA	27,900	118,342
WEG SA	316,040	2,295,805
Wheaton Precious Metals Corp.	83,290	3,251,811
Wilson Sons Holdings Brasil SA	34,300	70,327
Yara International ASA	29,820	1,303,471
YDUQS Participacoes SA	68,100	130,466
		78,020,390
BURKINA FASO — 0.0% (f)
IAMGOLD Corp. (a)(b)	86,200	220,756
CANADA — 7.5%
Absolute Software Corp. (a)	12,200	127,317
ADENTRA, Inc. (a)	5,200	108,763
Advantage Energy, Ltd. (b)	35,100	245,321
Security Description	Shares	Value
Aecon Group, Inc. (a)	12,400	$ 83,371
Ag Growth International, Inc.	4,900	156,770
Agnico Eagle Mines, Ltd.	85,081	4,418,096
Air Canada (b)	32,800	469,384
Alamos Gold, Inc. Class A	70,915	716,503
Algoma Steel Group, Inc.	10,800	68,150
Algonquin Power & Utilities Corp.	123,528	804,101
Alimentation Couche-Tard, Inc.	152,300	6,687,959
Allied Properties Real Estate Investment Trust	13,900	262,622
AltaGas, Ltd.	53,200	917,979
Altius Minerals Corp.	8,500	139,330
Altus Group, Ltd. (a)	9,500	378,892
Anaergia, Inc. (b)	6,400	20,500
Andlauer Healthcare Group, Inc.	4,000	139,784
ARC Resources, Ltd. (a)	122,785	1,653,807
Aritzia, Inc. (a)(b)	16,000	559,135
Artis Real Estate Investment Trust	14,000	93,096
Atco, Ltd. Class I	13,200	412,868
Athabasca Oil Corp. (b)	126,600	225,179
Atlas Corp. (a)	18,500	283,790
ATS Corp. (a)(b)	14,700	456,639
Aurora Cannabis, Inc. (a)(b)	65,841	60,741
AutoCanada, Inc. (b)	3,300	56,772
Aya Gold & Silver, Inc. (b)	17,600	117,164
B2Gold Corp. (a)	190,000	674,490
Badger Infrastructure Solutions, Ltd.	7,200	141,667
Ballard Power Systems, Inc. (b)	40,700	194,646
Bank of Montreal	125,059	11,321,257
Bank of Nova Scotia	222,900	10,913,455
Barrick Gold Corp. (e)	286,917	4,914,826
Barrick Gold Corp. (e)	40,752	695,064
Baytex Energy Corp. (a)(b)	105,400	472,956
BCE, Inc. (a)	13,579	596,195
BELLUS Health, Inc. (b)	14,400	117,755
Birchcliff Energy, Ltd.	54,600	379,998
BlackBerry, Ltd. (a)(b)	111,600	363,228
Boardwalk Real Estate Investment Trust	4,500	164,165
Bombardier, Inc. Class B (a)(b)	15,872	612,295
Boralex, Inc. Class A	18,600	549,372
Boyd Group Services, Inc. (a)	4,000	617,469
Brookfield Asset Management, Ltd. Class A (a)(b)	65,708	1,880,143
Brookfield Corp. (a)	261,725	8,224,843
Brookfield Infrastructure Corp. Class A (a)	19,450	756,066
Brookfield Reinsurance, Ltd. (a)(b)	1,107	34,584

See accompanying notes to financial statements.
91

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022

Security Description	Shares	Value
BSR Real Estate Investment Trust	5,000	$ 65,537
CAE, Inc. (a)(b)	61,100	1,181,010
Calian Group, Ltd. (a)	2,800	138,021
Calibre Mining Corp. (b)	95,400	63,368
Cameco Corp. (a)	82,400	1,866,383
Canaccord Genuity Group, Inc. (a)	20,300	125,700
Canada Goose Holdings, Inc. (a)(b)	9,200	163,501
Canadian Apartment Properties REIT	16,900	532,338
Canadian Imperial Bank of Commerce	167,400	6,766,669
Canadian National Railway Co.	108,700	12,903,286
Canadian Natural Resources, Ltd.	208,900	11,592,451
Canadian Pacific Railway, Ltd. (a)	172,100	12,822,241
Canadian Tire Corp., Ltd. Class A (a)	10,500	1,096,535
Canadian Utilities, Ltd. Class A (a)	25,400	687,044
Canadian Western Bank (a)	19,200	340,937
Canfor Corp. (a)(b)	11,300	177,721
Canopy Growth Corp. (a)(b)	59,200	137,192
Capital Power Corp.	21,700	741,991
Capstone Copper Corp. (a)(b)	64,200	234,066
Cardinal Energy, Ltd. (a)	20,900	117,538
Cargojet, Inc. (a)	1,600	137,393
Cascades, Inc. (a)	17,800	111,139
CCL Industries, Inc. Class B	28,700	1,225,143
Celestica, Inc. (b)	17,400	195,966
Cenovus Energy, Inc. (a)	258,713	5,015,971
Centerra Gold, Inc. (a)	38,100	197,115
CES Energy Solutions Corp. (a)	48,000	97,775
CGI, Inc. (b)	39,500	3,402,373
Choice Properties Real Estate Investment Trust	34,200	372,554
Chorus Aviation, Inc. (a)(b)	11,000	26,304
CI Financial Corp. (a)	33,400	333,026
Cineplex, Inc. (a)(b)	8,600	51,094
Cogeco Communications, Inc. (a)	2,900	164,354
Cogeco, Inc. (a)	1,700	79,759
Colliers International Group, Inc. (a)	6,000	550,780
Columbia Care, Inc. (b)	58,000	43,234
Constellation Software, Inc.	3,700	5,772,650
Converge Technology Solutions Corp. (a)(b)	36,000	121,953
Corby Spirit and Wine, Ltd.	1,300	15,706
Corus Entertainment, Inc. Class B (a)	42,500	67,752
Security Description	Shares	Value
Crescent Point Energy Corp. (a)	109,800	$ 782,810
Crew Energy, Inc. (b)	23,200	96,399
Crombie Real Estate Investment Trust	10,200	119,393
Cronos Group, Inc. (a)(b)	33,600	85,305
CT Real Estate Investment Trust	8,000	92,048
Definity Financial Corp. (a)	15,100	428,834
Denison Mines Corp. (a)(b)	149,500	171,021
dentalcorp Holdings, Ltd. (a)(b)	16,600	109,037
Descartes Systems Group, Inc. (a)(b)	16,000	1,114,609
Docebo, Inc. (b)	3,100	102,361
Dollarama, Inc. (a)	51,000	2,980,693
Dream Industrial Real Estate Investment Trust	20,400	176,004
Dream Office Real Estate Investment Trust	6,000	66,157
DREAM Unlimited Corp. Class A (a)	4,365	81,923
Dundee Precious Metals, Inc.	35,800	172,005
Dye & Durham, Ltd.	8,800	106,578
ECN Capital Corp.	41,500	85,147
Element Fleet Management Corp. (a)	75,800	1,032,149
Emera, Inc. (a)	50,000	1,909,665
Empire Co., Ltd. Class A	31,800	836,922
Enbridge, Inc. (a)	374,600	14,630,674
Endeavour Silver Corp. (a)(b)	40,100	129,627
Enerflex, Ltd. (a)	21,200	133,620
Enerplus Corp. (a)	43,000	758,478
Enghouse Systems, Ltd. (a)	7,000	185,830
EQB, Inc. (a)	4,400	184,222
Equinox Gold Corp. (a)(b)	58,718	191,978
Evertz Technologies, Ltd.	3,400	32,044
Exchange Income Corp. (a)	4,200	163,140
Extendicare, Inc. (a)	19,700	95,378
Fairfax Financial Holdings, Ltd.	4,300	2,545,408
Fiera Capital Corp. (a)	16,100	103,139
Filo Mining Corp. (b)	18,500	317,311
Finning International, Inc. (a)	30,600	760,173
First Capital Real Estate Investment Trust	19,000	235,721
First Majestic Silver Corp. (a)	46,100	383,784
First National Financial Corp. (a)	2,400	64,510
FirstService Corp. (a)	7,200	881,089
Fortis, Inc. (a)	90,088	3,602,323
Fortuna Silver Mines, Inc. (b)	53,863	202,342
Franco-Nevada Corp.	35,883	4,887,948
Freehold Royalties, Ltd.	22,400	261,701
GDI Integrated Facility Services, Inc. (a)(b)	3,100	104,100
George Weston, Ltd. (a)	13,427	1,664,712

See accompanying notes to financial statements.
92

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022

Security Description	Shares	Value
GFL Environmental, Inc.	35,300	$ 1,030,121
Gibson Energy, Inc. (a)	29,200	509,456
Gildan Activewear, Inc. (a)	35,300	966,031
Global Atomic Corp. (a)(b)	26,900	69,685
goeasy, Ltd. (a)	2,100	164,984
GoGold Resources, Inc. (b)	65,900	105,541
Granite Real Estate Investment Trust	6,800	346,687
Great-West Lifeco, Inc. (a)	53,700	1,240,496
H&R Real Estate Investment Trust	23,700	211,821
Headwater Exploration, Inc. (a)	49,000	214,089
Home Capital Group, Inc. (a)	8,283	260,298
Hudbay Minerals, Inc. (a)	39,600	199,907
Hut 8 Mining Corp. (a)(b)	48,900	41,864
Hydro One, Ltd. (d)	62,700	1,678,386
i-80 Gold Corp. (b)	29,100	81,182
iA Financial Corp., Inc. (a)	19,700	1,152,529
IGM Financial, Inc. (a)	15,500	432,414
Imperial Oil, Ltd.	41,500	2,019,945
Innergex Renewable Energy, Inc. (a)	29,500	352,707
Intact Financial Corp.	32,800	4,718,291
Interfor Corp. (a)(b)	9,800	151,888
InterRent Real Estate Investment Trust	14,347	135,534
Ivanhoe Mines, Ltd. Class A (a)(b)	118,200	933,422
Jamieson Wellness, Inc. (d)	9,300	240,848
K92 Mining, Inc. (b)	38,400	217,372
Karora Resources, Inc. (b)	15,900	54,567
Kelt Exploration, Ltd. (a)(b)	39,900	147,532
Keyera Corp. (a)	42,900	936,869
Killam Apartment Real Estate Investment Trust	9,200	110,065
Kinaxis, Inc. (b)	5,400	605,420
Kinross Gold Corp. (a)	235,400	959,008
Knight Therapeutics, Inc. (a)(b)	26,600	101,692
Labrador Iron Ore Royalty Corp. (a)	9,300	230,484
Largo, Inc. (b)	4,440	24,052
Lassonde Industries, Inc. Class A (a)	400	32,851
Laurentian Bank of Canada (a)	7,900	188,324
Lightspeed Commerce, Inc. (a)(b)	25,200	359,880
Linamar Corp. (a)	9,300	420,746
Lion Electric Co. (a)(b)	6,500	14,584
Lithium Americas Corp. (a)(b)	20,000	378,907
Loblaw Cos., Ltd.	30,500	2,694,904
Lundin Gold, Inc. (a)	18,100	176,732
MAG Silver Corp. (a)(b)	14,400	224,776
Magna International, Inc. (a)	51,100	2,868,494
Magnet Forensics, Inc. (b)	3,500	95,963
Security Description	Shares	Value
Major Drilling Group International, Inc. (b)	12,200	$ 94,722
Manulife Financial Corp. (a)	355,200	6,330,920
Maple Leaf Foods, Inc. (a)	13,900	250,825
Martinrea International, Inc. (a)	17,800	147,923
Maverix Metals, Inc. (a)	11,300	52,707
MEG Energy Corp. (a)(b)	50,300	699,771
Methanex Corp. (a)	10,500	397,232
Metro, Inc.	43,857	2,426,628
Minto Apartment Real Estate Investment Trust (d)	6,300	65,327
Morguard Corp. (a)	1,200	99,599
Morguard North American Residential Real Estate Investment Trust	5,100	60,976
MTY Food Group, Inc. (a)	4,300	181,114
Mullen Group, Ltd. (a)	18,900	202,956
NanoXplore, Inc. (a)(b)	15,200	29,167
National Bank of Canada (a)	62,900	4,235,113
Neighbourly Pharmacy, Inc. (a)	7,000	120,838
New Gold, Inc. (a)(b)	124,900	122,600
New Pacific Metals Corp. (b)	9,100	20,148
NexGen Energy, Ltd. (a)(b)	86,000	380,191
Nexus Industrial REIT	8,000	56,917
NFI Group, Inc.	12,700	89,231
North West Co., Inc. (a)	8,900	233,642
Northland Power, Inc.	44,300	1,213,963
NorthWest Healthcare Properties Real Estate Investment Trust	20,400	143,031
Novagold Resources, Inc. (a)(b)	41,600	248,381
Nutrien, Ltd.	100,418	7,325,967
Nuvei Corp. (a)(b)(d)	13,600	345,383
NuVista Energy, Ltd. (a)(b)	33,700	310,400
Obsidian Energy, Ltd. (b)	11,300	74,891
Onex Corp.	14,300	689,064
Open Text Corp. (a)	50,300	1,489,380
Organigram Holdings, Inc. (a)(b)	32,100	26,060
Orla Mining, Ltd. (a)(b)	36,500	147,622
Osisko Gold Royalties, Ltd.	36,736	442,475
Osisko Mining, Inc. (a)(b)	60,500	156,279
Pan American Silver Corp. (a)	41,800	681,782
Paramount Resources, Ltd. Class A (a)	13,400	283,240
Parex Resources, Inc. (a)	20,900	310,812
Park Lawn Corp. (a)	6,600	125,916
Parkland Corp. (a)	28,473	624,328
Pason Systems, Inc.	15,300	179,993
Pembina Pipeline Corp. (a)	102,848	3,488,611
Pet Valu Holdings, Ltd. (a)	5,300	153,060
Peyto Exploration & Development Corp.	35,900	367,492

See accompanying notes to financial statements.
93

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022

Security Description	Shares	Value
Pipestone Energy Corp.	21,500	$ 47,603
Pollard Banknote, Ltd. (a)	1,300	18,345
Power Corp. of Canada (a)	104,653	2,460,016
PrairieSky Royalty, Ltd. (a)	39,994	640,518
Precision Drilling Corp. (b)	2,200	168,391
Premium Brands Holdings Corp. (a)	9,000	546,529
Primaris Real Estate Investment Trust	13,425	145,055
Quebecor, Inc. Class B (a)	29,300	653,057
Restaurant Brands International, Inc. (a)	54,146	3,499,439
Richelieu Hardware, Ltd. (a)	9,200	245,863
RioCan Real Estate Investment Trust	27,700	431,972
Ritchie Bros Auctioneers, Inc.	21,200	1,223,700
Rogers Communications, Inc. Class B (a)	66,600	3,114,832
Rogers Sugar, Inc. (a)	17,400	73,070
Royal Bank of Canada (a)	257,500	24,192,590
Russel Metals, Inc. (a)	10,700	227,275
Sabina Gold & Silver Corp. (b)	54,400	53,398
Sandstorm Gold, Ltd. (a)	35,400	186,020
Saputo, Inc. (a)	48,100	1,189,942
Savaria Corp. (a)	7,800	80,536
Seabridge Gold, Inc. (b)	12,400	155,578
Secure Energy Services, Inc.	62,000	321,680
Shaw Communications, Inc. Class B	90,208	2,597,154
ShawCor, Ltd. (b)	13,200	133,856
Shopify, Inc. Class A (b)	220,700	7,657,188
Sienna Senior Living, Inc. (a)	14,400	115,842
Sierra Wireless, Inc. (a)(b)	7,300	211,304
Silvercorp Metals, Inc.	23,700	69,616
SilverCrest Metals, Inc. (a)(b)	26,200	156,626
Skeena Resources, Ltd. (b)	8,200	43,634
Slate Grocery REIT Class U,	5,300	59,104
Sleep Country Canada Holdings, Inc. (d)	7,500	127,200
SmartCentres Real Estate Investment Trust	12,400	245,081
SNC-Lavalin Group, Inc. (a)	32,800	577,592
Softchoice Corp. Class WI	3,300	44,472
Solaris Resources, Inc. (b)	14,800	70,344
Spartan Delta Corp. (a)	28,800	317,768
Spin Master Corp. (d)	5,800	142,630
Sprott, Inc. (a)	4,870	161,884
SSR Mining, Inc. (a)	38,204	597,471
Stantec, Inc. (a)	20,000	957,674
Stelco Holdings, Inc. (a)	6,700	219,007
Stella-Jones, Inc. (a)	9,600	343,771
StorageVault Canada, Inc. (a)	51,900	230,590
Summit Industrial Income REIT	15,800	264,587
Sun Life Financial, Inc. (a)	109,400	5,074,571
Suncor Energy, Inc.	254,264	8,059,809
Security Description	Shares	Value
SunOpta, Inc. (a)(b)	14,000	$ 117,584
Superior Plus Corp. (a)	29,000	240,356
Surge Energy, Inc. (a)	11,700	78,665
Tamarack Valley Energy, Ltd. (a)	86,000	283,081
Taseko Mines, Ltd. (a)(b)	72,200	105,506
TC Energy Corp.	188,236	7,499,154
Teck Resources, Ltd. Class B (b)	89,900	3,395,094
TECSYS, Inc. (a)	1,600	31,328
TELUS Corp. (e)	79,777	1,538,487
TELUS Corp. (e)	7,214	139,121
TFI International, Inc.	14,800	1,481,256
Thomson Reuters Corp.	31,330	3,571,521
Timbercreek Financial Corp. (a)	17,500	91,830
TMX Group, Ltd. (a)	10,700	1,070,197
Topaz Energy Corp. (a)	19,800	308,775
Torex Gold Resources, Inc. (b)	16,700	191,657
Toromont Industries, Ltd.	15,800	1,139,391
Toronto-Dominion Bank	336,557	21,776,414
Tourmaline Oil Corp.	59,800	3,015,267
TransAlta Corp. (a)	49,300	440,624
TransAlta Renewables, Inc. (a)	18,000	149,452
Transcontinental, Inc. Class A (a)	13,900	156,753
Trican Well Service, Ltd. (b)	30,700	82,927
Tricon Residential, Inc. (a)	47,000	362,139
Trisura Group, Ltd. (a)(b)	6,800	227,294
Uni-Select, Inc. (b)	6,400	202,351
Vermilion Energy, Inc. (a)	32,400	573,178
Victoria Gold Corp. (b)	10,400	54,880
Well Health Technologies Corp. (a)(b)	27,500	57,641
Wesdome Gold Mines, Ltd. (a)(b)	25,300	139,669
West Fraser Timber Co., Ltd. (a)	11,000	793,734
Westshore Terminals Investment Corp. (a)	8,200	135,744
Whitecap Resources, Inc. (a)	112,300	890,145
Winpak, Ltd.	6,400	198,667
WSP Global, Inc. (a)	23,300	2,701,352
Yamana Gold, Inc.	179,000	993,454
		361,709,286
CHILE — 0.2%
Aguas Andinas SA Class A	787,060	180,979
Antofagasta PLC	70,854	1,317,234
Banco de Chile	7,052,944	728,516
Banco de Credito e Inversiones SA	10,639	304,578
Banco Santander Chile	10,798,372	430,312
CAP SA	18,785	153,243
Cencosud SA	249,298	408,206

See accompanying notes to financial statements.
94

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022

Security Description	Shares	Value
Cencosud Shopping SA	148,562	$ 233,458
Cia Cervecerias Unidas SA	24,209	160,977
Cia Sud Americana de Vapores SA	2,602,126	204,639
Colbun SA	2,338,950	239,674
Embotelladora Andina SA Class B, Preference Shares	91,953	224,489
Empresa Nacional de Telecomunicaciones SA	36,914	126,953
Empresas CMPC SA	202,191	336,032
Empresas COPEC SA	63,993	475,394
Enel Americas SA	3,225,974	429,776
Enel Chile SA	5,627,525	257,547
Engie Energia Chile SA (b)	71,134	40,913
Falabella SA	127,487	246,908
Inversiones Aguas Metropolitanas SA	105,572	58,902
Itau CorpBanca Chile SA	38,993,616	85,590
Lundin Mining Corp. (a)	130,600	800,979
Parque Arauco SA	130,868	166,191
Plaza SA	84,877	105,405
SMU SA	1,137,230	155,057
Sociedad Quimica y Minera de Chile SA Class B, Preference Shares	24,870	2,002,561
Vina Concha y Toro SA	73,303	92,064
		9,966,577
CHINA — 8.6%
360 DigiTech, Inc. ADR	24,100	490,676
360 Security Technology, Inc. Class A	223,600	211,357
361 Degrees International, Ltd. (b)	183,000	78,077
37 Interactive Entertainment Network Technology Group Co., Ltd. Class A	11,500	30,084
3peak, Inc. Class A	1,200	47,767
3SBio, Inc. (d)	367,000	390,278
AAC Technologies Holdings, Inc. (a)(b)	116,000	265,145
Advanced Micro-Fabrication Equipment, Inc. China Class A (b)	6,506	92,162
AECC Aero-Engine Control Co., Ltd. Class A	99,703	369,481
AECC Aviation Power Co., Ltd. Class A	35,700	218,157
Agile Group Holdings, Ltd. (a)(b)	174,000	51,498
Agora, Inc. ADR (b)	17,300	67,642
Agricultural Bank of China, Ltd. Class A	953,100	400,864
Agricultural Bank of China, Ltd. Class H	5,735,000	1,969,237
Aier Eye Hospital Group Co., Ltd. Class A	66,647	299,287
Security Description	Shares	Value
Air China, Ltd. Class A (b)	43,000	$ 65,878
Air China, Ltd. Class H (a)(b)	450,000	400,707
Airtac International Group	25,743	779,774
AK Medical Holdings, Ltd. (d)	142,000	178,115
Akeso, Inc. Class B (b)(d)	94,000	517,876
Alibaba Group Holding, Ltd. (b)	2,758,800	30,486,614
Alibaba Health Information Technology, Ltd. (b)	847,500	722,090
A-Living Smart City Services Co., Ltd. (d)	135,250	163,063
Alphamab Oncology (a)(b)(d)	125,000	172,967
Aluminum Corp. of China, Ltd. Class A	84,600	54,657
Aluminum Corp. of China, Ltd. Class H	636,000	270,536
Amlogic Shanghai Co., Ltd. Class A (b)	5,435	55,388
Angel Yeast Co., Ltd. Class A	12,900	84,311
Anhui Conch Cement Co., Ltd. Class A	41,600	164,624
Anhui Conch Cement Co., Ltd. Class H	248,000	867,449
Anhui Expressway Co., Ltd. Class H	114,000	91,872
Anhui Gujing Distillery Co., Ltd. Class A	4,200	162,018
Anhui Gujing Distillery Co., Ltd. Class B	20,900	334,723
Anhui Kouzi Distillery Co., Ltd. Class A	9,700	80,851
Anhui Yingjia Distillery Co., Ltd. Class A	9,200	83,479
Anjoy Foods Group Co., Ltd. Class A	4,000	93,588
ANTA Sports Products, Ltd.	223,400	2,928,119
Antengene Corp., Ltd. (b)(d)	54,500	35,961
Ascentage Pharma Group International (b)(d)	36,900	121,504
Asia - Potash International Investment Guangzhou Co., Ltd. Class A (b)	3,800	14,928
Asia Cement China Holdings Corp.	63,000	29,704
Asiainfo Technologies, Ltd. (d)	76,000	133,987
Asymchem Laboratories Tianjin Co., Ltd. Class A	7,840	167,704
AustAsia Group. Ltd. (b)	9,480	7,737
Autohome, Inc. ADR	15,400	471,240
Avary Holding Shenzhen Co., Ltd. Class A	11,300	44,816
AVIC Electromechanical Systems Co., Ltd. Class A	142,200	206,553
AviChina Industry & Technology Co., Ltd. Class H	509,000	228,905
AVICOPTER PLC Class A	35,500	238,126

See accompanying notes to financial statements.
95

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022

Security Description	Shares	Value
Baidu, Inc. Class A (b)	412,250	$ 5,899,887
Bank of Beijing Co., Ltd. Class A	187,700	116,925
Bank of Chengdu Co., Ltd. Class A	77,900	172,264
Bank of China, Ltd. Class A	418,700	191,230
Bank of China, Ltd. Class H	14,952,000	5,440,609
Bank of Communications Co., Ltd. Class A	379,900	260,264
Bank of Communications Co., Ltd. Class H	1,521,000	874,995
Bank of Hangzhou Co., Ltd. Class A	58,900	111,350
Bank of Jiangsu Co., Ltd. Class A	156,780	165,190
Bank of Nanjing Co., Ltd. Class A	96,900	145,934
Bank of Ningbo Co., Ltd. Class A	72,840	341,626
Bank of Shanghai Co., Ltd. Class A	154,800	132,228
Baoshan Iron & Steel Co., Ltd. Class A	184,000	148,661
Baozun, Inc. ADR (b)	9,900	52,470
BeiGene, Ltd. (b)	117,000	2,011,723
Beijing Capital International Airport Co., Ltd. Class H (a)(b)	326,000	238,497
Beijing Dabeinong Technology Group Co., Ltd. Class A (b)	67,200	86,442
Beijing Easpring Material Technology Co., Ltd. Class A	7,100	57,877
Beijing Enterprises Holdings, Ltd.	82,000	262,654
Beijing Enterprises Water Group, Ltd.	820,000	210,123
Beijing Jingneng Clean Energy Co., Ltd. Class H	138,000	32,533
Beijing Kingsoft Office Software, Inc. Class A	5,556	212,392
Beijing New Building Materials PLC Class A	10,400	38,901
Beijing Shiji Information Technology Co., Ltd. Class A	26,600	57,630
Beijing Tong Ren Tang Chinese Medicine Co., Ltd. (a)	30,000	44,049
Beijing Tongrentang Co., Ltd. Class A	14,100	91,054
Beijing United Information Technology Co., Ltd. Class A	5,200	66,469
Beijing Wantai Biological Pharmacy Enterprise Co., Ltd. Class A	8,780	160,782
Security Description	Shares	Value
Beijing Yuanliu Hongyuan Electronic Technology Co., Ltd. Class A	3,500	$ 51,173
Betta Pharmaceuticals Co., Ltd. Class A	2,800	19,939
BGI Genomics Co., Ltd. Class A	16,500	123,270
Bilibili, Inc. Class Z (b)	34,000	813,740
Bloomage Biotechnology Corp., Ltd. Class A	5,848	114,342
BOC Hong Kong Holdings, Ltd.	695,500	2,370,329
BOE Technology Group Co., Ltd. Class A	738,800	360,919
BOE Varitronix, Ltd.	80,000	152,109
Bosideng International Holdings, Ltd.	708,000	336,540
Brii Biosciences, Ltd. (a)(b)	50,000	47,214
Budweiser Brewing Co. APAC, Ltd. (d)	313,600	986,410
BYD Co., Ltd. Class A	18,800	698,243
BYD Co., Ltd. Class H	154,000	3,800,204
BYD Electronic International Co., Ltd.	127,500	410,028
By-health Co., Ltd. Class A	11,400	37,600
C&D International Investment Group, Ltd. (a)	118,028	344,030
Caitong Securities Co., Ltd. Class A	30,160	31,037
Canaan, Inc. ADR (a)(b)	43,600	89,816
CARsgen Therapeutics Holdings, Ltd. (b)(d)	40,000	76,772
CGN New Energy Holdings Co., Ltd.	158,000	54,658
CGN Power Co., Ltd. Class H (d)	2,791,600	665,267
Changchun High & New Technology Industry Group, Inc. Class A, NVDR	3,200	76,984
Changjiang Securities Co., Ltd. Class A	35,800	27,579
Changzhou Xingyu Automotive Lighting Systems Co., Ltd. Class A	4,600	84,682
Chaozhou Three-Circle Group Co., Ltd. Class A	24,900	110,521
Chengxin Lithium Group Co., Ltd. Class A	11,700	63,397
Chervon Holdings, Ltd.	18,200	100,386
China Aoyuan Group, Ltd. (a)(b)(c)	128,000	4,838
China Baoan Group Co., Ltd. Class A	34,300	59,936
China BlueChemical, Ltd. Class H	204,000	48,354
China Cinda Asset Management Co., Ltd. Class H	1,770,592	245,003

See accompanying notes to financial statements.
96

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022

Security Description	Shares	Value
China CITIC Bank Corp., Ltd. Class H	1,884,000	$ 835,193
China Coal Energy Co., Ltd. Class H	356,000	289,637
China Common Rich Renewable Energy Investment, Ltd. (c)	68,000	—
China Communications Services Corp., Ltd. Class H	458,000	167,240
China Conch Environment Protection Holdings, Ltd. (b)	262,000	106,412
China Conch Venture Holdings, Ltd.	283,000	614,953
China Construction Bank Corp. Class A	243,900	198,466
China Construction Bank Corp. Class H	18,080,000	11,327,581
China CSSC Holdings, Ltd. Class A	32,600	104,978
China Datang Corp. Renewable Power Co., Ltd. Class H	556,000	164,557
China East Education Holdings, Ltd. (d)	63,000	50,287
China Eastern Airlines Corp., Ltd. Class A (b)	60,800	48,595
China Education Group Holdings, Ltd.	166,000	214,812
China Energy Engineering Corp., Ltd. Class A	293,500	97,143
China Everbright Bank Co., Ltd. Class A	384,100	170,431
China Everbright Bank Co., Ltd. Class H	1,095,300	333,995
China Everbright Environment Group, Ltd.	575,518	257,344
China Everbright Water, Ltd.	330,100	60,300
China Everbright, Ltd.	208,000	154,835
China Evergrande Group (a)(b)(c)	547,000	28,910
China Feihe, Ltd. (d)	583,000	495,983
China Foods, Ltd.	362,000	129,866
China Galaxy Securities Co., Ltd. Class A	27,500	36,924
China Galaxy Securities Co., Ltd. Class H	649,300	316,957
China Gas Holdings, Ltd.	545,000	793,240
China Greatwall Technology Group Co., Ltd. Class A	33,600	49,534
China Hongqiao Group, Ltd.	401,000	378,653
China International Capital Corp., Ltd. Class A	6,300	34,719
China International Capital Corp., Ltd. Class H (d)	273,600	522,315
China Jinmao Holdings Group, Ltd. (a)	816,485	175,747
Security Description	Shares	Value
China Jushi Co., Ltd. Class A	25,717	$ 50,959
China Lesso Group Holdings, Ltd.	209,000	218,240
China Life Insurance Co., Ltd. Class A	28,900	155,050
China Life Insurance Co., Ltd. Class H	1,373,000	2,357,248
China Lilang, Ltd.	100,000	48,175
China Literature, Ltd. (a)(b)(d)	71,000	275,633
China Longyuan Power Group Corp., Ltd. Class H	579,000	707,712
China Maple Leaf Educational Systems, Ltd. (a)(b)	136,000	4,639
China Medical System Holdings, Ltd.	234,000	368,166
China Meheco Co., Ltd. Class A	11,700	29,136
China Meidong Auto Holdings, Ltd.	96,000	197,044
China Mengniu Dairy Co., Ltd. (b)	578,000	2,621,567
China Merchants Bank Co., Ltd. Class A	232,700	1,253,157
China Merchants Bank Co., Ltd. Class H	733,500	4,102,176
China Merchants Energy Shipping Co., Ltd. Class A	83,300	67,301
China Merchants Port Holdings Co., Ltd.	217,324	318,540
China Merchants Securities Co., Ltd. Class A	71,800	138,020
China Merchants Shekou Industrial Zone Holdings Co., Ltd. Class A	82,900	151,330
China Minsheng Banking Corp., Ltd. Class A	325,200	162,157
China Minsheng Banking Corp., Ltd. Class H (a)	1,745,600	603,863
China Modern Dairy Holdings, Ltd. (a)	574,000	72,808
China National Building Material Co., Ltd. Class H	652,000	535,470
China National Chemical Engineering Co., Ltd. Class A	71,900	82,512
China National Nuclear Power Co., Ltd. Class A	197,300	171,098
China National Software & Service Co., Ltd. Class A	8,900	75,032
China New Higher Education Group, Ltd. (d)	79,000	38,868
China Nonferrous Mining Corp., Ltd.	212,000	108,921
China Northern Rare Earth Group High-Tech Co., Ltd. Class A	37,800	136,857

See accompanying notes to financial statements.
97

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022

Security Description	Shares	Value
China Oilfield Services, Ltd. Class H	314,000	$ 381,791
China Oriental Group Co., Ltd. (a)	192,000	35,178
China Overseas Grand Oceans Group, Ltd.	216,135	93,876
China Overseas Land & Investment, Ltd.	708,500	1,869,980
China Overseas Property Holdings, Ltd.	280,000	291,661
China Pacific Insurance Group Co., Ltd. Class A	66,000	233,900
China Pacific Insurance Group Co., Ltd. Class H	480,200	1,069,305
China Petroleum & Chemical Corp. Class A	378,200	238,327
China Petroleum & Chemical Corp. Class H	4,648,000	2,245,109
China Power International Development, Ltd.	938,000	396,594
China Railway Group, Ltd. Class A	197,100	158,390
China Railway Group, Ltd. Class H	877,000	462,942
China Railway Signal & Communication Corp., Ltd. Class A	79,848	55,280
China Rare Earth Resources & Technology Co., Ltd. Class A (b)	14,100	67,007
China Renaissance Holdings, Ltd. (a)(b)(d)	18,400	19,143
China Resources Beer Holdings Co., Ltd.	300,721	2,101,785
China Resources Cement Holdings, Ltd.	430,000	228,086
China Resources Gas Group, Ltd.	168,600	632,929
China Resources Land, Ltd.	589,333	2,699,396
China Resources Medical Holdings Co., Ltd.	86,000	63,467
China Resources Microelectronics, Ltd. Class A	31,302	238,197
China Resources Mixc Lifestyle Services, Ltd. (d)	132,000	670,574
China Resources Pharmaceutical Group, Ltd. (d)	250,000	202,436
China Resources Power Holdings Co., Ltd.	334,055	683,094
China Resources Sanjiu Medical & Pharmaceutical Co., Ltd. Class A	17,300	117,044
China Ruyi Holdings, Ltd. (a)(b)	747,200	186,682
China Shenhua Energy Co., Ltd. Class A	83,500	333,331
Security Description	Shares	Value
China Shenhua Energy Co., Ltd. Class H	621,500	$ 1,795,633
China South City Holdings, Ltd. (a)(b)	476,000	34,153
China Southern Airlines Co., Ltd. Class A (b)	56,500	62,062
China Southern Airlines Co., Ltd. Class H (a)(b)	552,000	359,280
China State Construction Engineering Corp., Ltd. Class A	394,000	309,216
China State Construction International Holdings, Ltd.	320,750	360,409
China Taiping Insurance Holdings Co., Ltd.	318,600	396,773
China Three Gorges Renewables Group Co., Ltd. Class A	396,500	323,786
China Tobacco International HK Co., Ltd.	93,000	138,697
China Tourism Group Duty Free Corp., Ltd. Class A	19,700	615,101
China Tourism Group Duty Free Corp., Ltd. Class H (b)(d)	13,000	383,090
China Tower Corp., Ltd. Class H (d)	7,716,000	830,427
China Traditional Chinese Medicine Holdings Co., Ltd.	530,000	241,065
China Travel International Investment Hong Kong, Ltd. (a)(b)	266,000	60,323
China United Network Communications, Ltd. Class A	240,700	155,855
China Vanke Co., Ltd. Class A	111,100	292,248
China Vanke Co., Ltd. Class H	311,700	630,992
China Water Affairs Group, Ltd.	126,000	104,126
China XLX Fertiliser, Ltd.	86,000	44,736
China Yangtze Power Co., Ltd. Class A	363,000	1,101,773
China Youran Dairy Group, Ltd. (a)(b)(d)	204,000	56,456
China Yuchai International, Ltd.	2,300	16,273
China Yuhua Education Corp., Ltd. (b)(d)	184,000	26,168
China Zhenhua Group Science & Technology Co., Ltd. Class A	4,300	70,993
China Zheshang Bank Co., Ltd. Class A (b)	158,600	67,393
China Zhongwang Holdings, Ltd. (a)(b)(c)	231,200	24,883

See accompanying notes to financial statements.
98

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022

Security Description	Shares	Value
Chinasoft International, Ltd. (b)	452,000	$ 393,222
Chindata Group Holdings, Ltd. ADR (b)	31,700	252,649
Chlitina Holding, Ltd.	15,000	96,875
Chongqing Brewery Co., Ltd. Class A	7,200	132,556
Chongqing Changan Automobile Co., Ltd. Class A	69,680	123,974
Chongqing Zhifei Biological Products Co., Ltd. Class A	15,400	195,492
Chow Tai Fook Jewellery Group, Ltd.	374,800	764,491
CIFI Ever Sunshine Services Group, Ltd.	142,000	79,870
CIFI Holdings Group Co., Ltd. (a)	927,303	130,691
CIMC Enric Holdings, Ltd.	78,000	78,850
CITIC Securities Co., Ltd. Class A	150,285	432,467
CITIC Securities Co., Ltd. Class H	443,275	896,211
CITIC Telecom International Holdings, Ltd.	239,000	81,147
CITIC, Ltd.	1,060,000	1,119,085
CMGE Technology Group, Ltd. (a)(b)	118,000	27,213
CMOC Group, Ltd. Class A	183,600	120,740
CMOC Group, Ltd. Class H	573,000	264,294
CNGR Advanced Material Co., Ltd. Class A	3,200	30,345
COFCO Joycome Foods., Ltd. (b)	478,000	136,572
Contemporary Amperex Technology Co., Ltd. Class A	26,400	1,501,158
COSCO SHIPPING Energy Transportation Co., Ltd. Class A (b)	36,400	63,395
COSCO SHIPPING Holdings Co., Ltd. Class A	120,000	178,469
COSCO SHIPPING Holdings Co., Ltd. Class H	609,900	622,016
COSCO SHIPPING Ports, Ltd.	317,826	252,471
Country Garden Holdings Co., Ltd. (a)(b)	1,945,052	665,384
Country Garden Services Holdings Co., Ltd.	360,000	896,662
CRRC Corp., Ltd. Class A	331,200	244,612
CRRC Corp., Ltd. Class H	923,000	372,514
CSC Financial Co., Ltd. Class A	31,500	108,129
CSPC Pharmaceutical Group, Ltd.	1,681,280	1,766,379
CStone Pharmaceuticals (b)(d)	173,500	102,922
Security Description	Shares	Value
Daan Gene Co., Ltd. Class A	70,900	$ 159,449
Dada Nexus, Ltd. ADR (b)	15,600	108,732
Dali Foods Group Co., Ltd. (d)	627,000	285,988
Daqin Railway Co., Ltd. Class A	189,500	182,958
Daqo New Energy Corp. ADR (b)	12,000	463,320
DaShenLin Pharmaceutical Group Co., Ltd. Class A	6,048	34,616
Differ Group Auto, Ltd. (a)(b)	496,000	94,053
DingDong Cayman, Ltd. ADR (b)	12,700	54,229
Do-Fluoride New Materials Co., Ltd. Class A	3,300	15,892
Dongfang Electric Corp., Ltd. Class A	54,100	164,360
Dongfeng Motor Group Co., Ltd. Class H	434,000	249,114
Dongyue Group, Ltd.	236,000	259,738
DouYu International Holdings, Ltd. ADR (b)	37,800	52,920
East Money Information Co., Ltd. Class A	143,284	401,759
Eastern Communications Co., Ltd. Class B	135,500	54,877
E-Commodities Holdings, Ltd.	236,000	47,775
Ecovacs Robotics Co., Ltd. Class A	3,400	35,844
ENN Energy Holdings, Ltd.	143,500	2,015,080
ENN Natural Gas Co., Ltd. Class A	24,700	57,476
ESR Group, Ltd. (d)	353,400	741,669
Eve Energy Co., Ltd. Class A	21,906	278,303
Everbright Securities Co., Ltd. Class A	35,500	76,297
Everest Medicines, Ltd. (b)(d)	30,000	66,804
Excellence Commercial Property & Facilities Management Group, Ltd.	69,000	33,329
Fangda Carbon New Material Co., Ltd. Class A (b)	84,400	74,655
Far East Horizon, Ltd. (a)	238,000	186,010
FAW Jiefang Group Co., Ltd. Class A	253,201	282,886
FIH Mobile, Ltd. (a)(b)	297,000	31,964
FinVolution Group ADR	34,800	172,608
Fire Rock Holdings, Ltd. (a)(b)(c)	290,000	10,404
First Tractor Co., Ltd. Class H	108,000	51,060
Flat Glass Group Co., Ltd. Class A	16,900	81,363
Flat Glass Group Co., Ltd. Class H (a)	76,000	183,842
Focus Media Information Technology Co., Ltd. Class A (b)	101,100	97,610

See accompanying notes to financial statements.
99

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022

Security Description	Shares	Value
Foshan Haitian Flavouring & Food Co., Ltd. Class A	41,758	$ 480,418
Fosun International, Ltd.	432,000	352,023
Fosun Tourism Group (b)(d)	50,600	75,074
Foxconn Industrial Internet Co., Ltd. Class A	192,600	255,544
Fu Shou Yuan International Group, Ltd.	141,000	121,039
Fufeng Group, Ltd.	263,000	160,059
Futu Holdings, Ltd. ADR (b)	11,300	459,345
Fuyao Glass Industry Group Co., Ltd. Class A	12,300	62,346
Fuyao Glass Industry Group Co., Ltd. Class H (d)	105,200	441,425
Ganfeng Lithium Group Co., Ltd. Class A	22,280	223,835
Ganfeng Lithium Group Co., Ltd. Class H (d)	73,080	545,880
G-bits Network Technology Xiamen Co., Ltd. Class A	1,600	72,345
GCL Technology Holdings, Ltd. (a)(b)	3,700,000	938,635
GD Power Development Co., Ltd. Class A (b)	239,700	147,932
GDS Holdings, Ltd. Class A (b)	143,000	375,595
Geely Automobile Holdings, Ltd.	1,096,000	1,600,830
GEM Co., Ltd. Class A	32,900	35,331
Gemdale Corp. Class A	24,500	36,225
Gemdale Properties & Investment Corp., Ltd.	808,000	66,255
Genertec Universal Medical Group Co., Ltd. (d)	93,000	56,480
Genscript Biotech Corp. (b)	228,000	725,924
GF Securities Co., Ltd. Class A	60,100	134,553
GF Securities Co., Ltd. Class H	178,200	256,171
GigaDevice Semiconductor, Inc. Class A	6,928	102,606
Ginlong Technologies Co., Ltd. Class A (b)	3,000	78,069
GoerTek, Inc. Class A	28,300	68,839
Golden Solar New Energy Technology Holdings, Ltd. (a)(b)	180,000	190,725
GOME Retail Holdings, Ltd. (a)(b)	1,427,000	20,112
Gotion High-tech Co., Ltd. Class A	8,500	35,418
Great Wall Motor Co., Ltd. Class A	14,400	61,647
Great Wall Motor Co., Ltd. Class H (a)	572,500	745,245
Gree Electric Appliances, Inc. of Zhuhai Class A (b)	25,000	116,782
Security Description	Shares	Value
Greentown China Holdings, Ltd.	142,000	$ 207,407
Greentown Management Holdings Co., Ltd. (d)	153,000	117,618
Greentown Service Group Co., Ltd.	280,000	185,831
Guangdong Haid Group Co., Ltd. Class A	22,500	200,745
Guangdong Investment, Ltd.	604,000	618,320
Guangdong Kinlong Hardware Products Co., Ltd. Class A	4,700	70,614
Guanghui Energy Co., Ltd. Class A	204,300	266,343
Guangzhou Automobile Group Co., Ltd. Class A	48,200	76,840
Guangzhou Automobile Group Co., Ltd. Class H	684,800	461,508
Guangzhou Baiyunshan Pharmaceutical Holdings Co., Ltd. Class A	10,100	43,487
Guangzhou Haige Communications Group, Inc. Co. Class A	51,100	59,971
Guangzhou Kingmed Diagnostics Group Co., Ltd. Class A	6,600	74,596
Guangzhou R&F Properties Co., Ltd. Class H (a)(b)	333,200	81,113
Guangzhou Shiyuan Electronic Technology Co., Ltd. Class A	20,107	171,577
Guangzhou Tinci Materials Technology Co., Ltd. Class A	26,860	170,271
Guosen Securities Co., Ltd. Class A	26,700	34,268
Guotai Junan Securities Co., Ltd. Class A	54,200	106,460
H World Group, Ltd. ADR	37,000	1,569,540
Haichang Ocean Park Holdings, Ltd. (a)(b)(d)	486,000	99,629
Haidilao International Holding, Ltd. (a)(b)(d)	202,000	579,735
Haier Smart Home Co., Ltd. Class A	74,500	263,378
Haier Smart Home Co., Ltd. Class H	431,400	1,470,252
Hainan Meilan International Airport Co., Ltd. Class H (b)	25,000	76,074
Haitian International Holdings, Ltd.	104,000	278,490
Haitong Securities Co., Ltd. Class A	61,800	77,620
Haitong Securities Co., Ltd. Class H	714,000	439,106
Hangzhou First Applied Material Co., Ltd. Class A	15,792	151,647

See accompanying notes to financial statements.
100

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022

Security Description	Shares	Value
Hangzhou Lion Electronics Co., Ltd. Class A	14,300	$ 88,046
Hangzhou Oxygen Plant Group Co., Ltd. Class A	10,200	58,026
Hangzhou Robam Appliances Co., Ltd. Class A	18,900	75,831
Hangzhou Silan Microelectronics Co., Ltd. Class A	19,900	94,311
Hangzhou Steam Turbine Power Group Co., Ltd. Class B	147,160	182,891
Hangzhou Tigermed Consulting Co., Ltd. Class A	7,900	119,661
Hangzhou Tigermed Consulting Co., Ltd. Class H (d)	18,000	208,022
Hansoh Pharmaceutical Group Co., Ltd. (d)	188,000	357,455
Harbin Electric Co., Ltd. Class H (b)	36,000	14,437
Health & Happiness H&H International Holdings, Ltd.	69,000	147,283
Heilongjiang Agriculture Co., Ltd. Class A	43,700	86,909
Helens International Holdings Co., Ltd. (a)(b)	30,000	56,964
Hello Group, Inc. ADR	33,300	299,034
Henan Shenhuo Coal & Power Co., Ltd. Class A	24,800	53,623
Henan Shuanghui Investment & Development Co., Ltd. Class A	28,100	105,311
Hengan International Group Co., Ltd.	154,000	817,853
Hengli Petrochemical Co., Ltd. Class A	61,000	136,920
Hengtong Optic-electric Co., Ltd. Class A	24,600	53,546
Hengyi Petrochemical Co., Ltd. Class A	291,090	295,766
Hithink RoyalFlush Information Network Co., Ltd. Class A	3,600	51,309
Hongfa Technology Co., Ltd. Class A	7,140	34,478
Hope Education Group Co., Ltd. (b)(d)	186,000	16,682
Hopson Development Holdings, Ltd. (a)	191,822	188,751
Hoshine Silicon Industry Co., Ltd. Class A	3,500	41,956
Hua Hong Semiconductor, Ltd. (a)(b)(d)	89,000	310,732
Hua Medicine (b)(d)	84,000	40,251
Huadian Power International Corp., Ltd. Class A	84,700	71,982
Security Description	Shares	Value
Huadong Medicine Co., Ltd. Class A	11,260	$ 76,164
Huafon Chemical Co., Ltd. Class A	33,800	33,219
Huagong Tech Co., Ltd. Class A	21,000	49,807
Huaibei Mining Holdings Co., Ltd. Class A	25,800	47,730
Hualan Biological Engineering, Inc. Class A	28,860	94,395
Huaneng Power International, Inc. Class A (b)	89,900	98,880
Huaneng Power International, Inc. Class H (a)(b)	648,000	306,359
Huangshan Tourism Development Co., Ltd. Class B	20,400	17,034
Huatai Securities Co., Ltd. Class A	50,600	93,172
Huatai Securities Co., Ltd. Class H (d)	360,000	411,892
Huaxi Securities Co., Ltd. Class A	50,700	55,178
Huaxia Bank Co., Ltd. Class A	152,200	114,169
Huayu Automotive Systems Co., Ltd. Class A	18,000	45,086
Huazhong In-Vehicle Holdings Co., Ltd. (a)	162,000	51,475
Hubei Xingfa Chemicals Group Co., Ltd. Class A	16,000	67,063
Huizhou Desay Sv Automotive Co., Ltd. Class A	3,400	51,765
Humanwell Healthcare Group Co., Ltd. Class A	11,800	40,744
Hunan Valin Steel Co., Ltd. Class A	44,000	29,889
Hundsun Technologies, Inc. Class A	19,510	114,090
Hutchmed China, Ltd. ADR (a)(b)	21,100	311,858
HUYA, Inc. ADR (b)	25,100	99,145
Hygeia Healthcare Holdings Co., Ltd. (a)(b)(d)	63,000	452,021
iDreamSky Technology Holdings, Ltd. (b)(d)	134,400	66,641
Iflytek Co., Ltd. Class A	35,600	168,922
I-Mab ADR (b)	20,100	84,018
Imeik Technology Development Co., Ltd. Class A	1,900	155,527
Industrial & Commercial Bank of China, Ltd. Class A	674,300	422,969
Industrial & Commercial Bank of China, Ltd. Class H	10,630,000	5,475,064
Industrial Bank Co., Ltd. Class A	216,000	549,143

See accompanying notes to financial statements.
101

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022

Security Description	Shares	Value
Industrial Securities Co., Ltd. Class A	42,900	$ 35,591
Ingenic Semiconductor Co., Ltd. Class A	8,200	83,483
Inner Mongolia BaoTou Steel Union Co., Ltd. Class A	292,000	81,031
Inner Mongolia Junzheng Energy & Chemical Industry Group Co., Ltd. Class A	219,500	126,582
Inner Mongolia Yili Industrial Group Co., Ltd. Class A	71,300	319,461
Inner Mongolia Yitai Coal Co., Ltd. Class B	174,300	230,250
Inner Mongolia Yuan Xing Energy Co., Ltd. Class A	14,900	16,884
Innovent Biologics, Inc. (b)(d)	190,000	815,508
Inspur Electronic Information Industry Co., Ltd. Class A	7,900	24,572
iQIYI, Inc. ADR (a)(b)	74,200	393,260
JA Solar Technology Co., Ltd. Class A	24,400	211,913
Jacobio Pharmaceuticals Group Co., Ltd. (b)(d)	52,200	34,979
Jafron Biomedical Co., Ltd. Class A	30,500	136,523
Jason Furniture Hangzhou Co., Ltd. Class A	5,330	32,902
JCET Group Co., Ltd. Class A	57,900	192,893
JD Health International, Inc. (b)(d)	203,350	1,858,951
JD.com, Inc. Class A	405,454	11,439,019
Jiangsu Eastern Shenghong Co., Ltd. Class A	23,500	44,291
Jiangsu Expressway Co., Ltd. Class H	224,000	204,629
Jiangsu Hengli Hydraulic Co., Ltd. Class A	13,468	122,926
Jiangsu Hengrui Pharmaceuticals Co., Ltd. Class A	66,324	369,348
Jiangsu King's Luck Brewery JSC, Ltd. Class A	7,700	56,647
Jiangsu Yanghe Brewery Joint-Stock Co., Ltd. Class A	14,700	341,003
Jiangsu Yangnong Chemical Co., Ltd. Class A	2,100	31,536
Jiangsu Yuyue Medical Equipment & Supply Co., Ltd. Class A	72,900	335,691
Jiangsu Zhongtian Technology Co., Ltd. Class A	24,900	58,122
Jiangxi Copper Co., Ltd. Class A	32,700	82,378
Jiangxi Copper Co., Ltd. Class H	192,000	283,389
Security Description	Shares	Value
Jiangxi Special Electric Motor Co., Ltd. Class A (b)	14,700	$ 37,075
Jinchuan Group International Resources Co., Ltd. (a)	832,000	59,695
JinkoSolar Holding Co., Ltd. ADR (a)(b)	8,400	343,392
Jinxin Fertility Group, Ltd. (d)	297,000	274,360
JiuGui Liquor Co., Ltd. Class A	2,200	43,861
Jiumaojiu International Holdings, Ltd. (d)	137,000	365,979
Joinn Laboratories China Co., Ltd. Class A	3,332	28,129
Jointown Pharmaceutical Group Co., Ltd. Class A	34,900	65,776
Jonjee Hi-Tech Industrial & Commercial Holding Co., Ltd. Class A	5,170	27,551
JOYY, Inc. ADR	11,700	369,603
Juewei Food Co., Ltd. Class A	4,000	35,318
Kaisa Group Holdings, Ltd. (b)(c)	333,714	8,979
Kangji Medical Holdings, Ltd.	92,000	95,478
Kanzhun, Ltd. ADR (b)	37,200	757,764
KE Holdings, Inc. ADR (b)	127,300	1,777,108
Keda Industrial Group Co., Ltd. Class A	17,700	36,352
Kerry Logistics Network, Ltd.	101,500	182,584
Keymed Biosciences, Inc. (b)(d)	36,000	235,235
Kingboard Holdings, Ltd.	104,000	331,123
Kingdee International Software Group Co., Ltd. (a)(b)	451,000	967,302
Kingsoft Cloud Holdings, Ltd. ADR (a)(b)	32,200	123,326
Kingsoft Corp., Ltd.	191,200	639,379
Kintor Pharmaceutical, Ltd. (a)(b)(d)	28,500	35,968
Konka Group Co., Ltd. Class B	8,900	2,201
Koolearn Technology Holding, Ltd. (a)(b)(d)	76,000	511,214
Kuaishou Technology (b)(d)	324,200	2,951,257
Kuang-Chi Technologies Co., Ltd. Class A	107,500	264,444
Kunlun Energy Co., Ltd.	632,000	451,027
Kweichow Moutai Co., Ltd. Class A	13,900	3,469,551
KWG Group Holdings, Ltd. (b)	805,500	191,959
LB Group Co., Ltd. Class A	11,000	30,080
Lee & Man Paper Manufacturing, Ltd.	156,000	68,756
Lenovo Group, Ltd.	1,316,000	1,080,796
Lens Technology Co., Ltd. Class A	26,800	40,788

See accompanying notes to financial statements.
102

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022

Security Description	Shares	Value
Lepu Medical Technology Beijing Co., Ltd. Class A	9,700	$ 32,203
LexinFintech Holdings, Ltd. ADR (b)	28,100	53,390
Li Auto, Inc. Class A (b)	207,400	2,040,797
Li Ning Co., Ltd.	443,000	3,845,412
Lifetech Scientific Corp. (b)	1,054,000	348,410
Lingyi iTech Guangdong Co. Class A (b)	50,400	33,071
Linklogis, Inc. Class B (b)(d)	122,000	63,775
Longfor Group Holdings, Ltd. (d)	350,000	1,089,693
LONGi Green Energy Technology Co., Ltd. Class A (b)	86,492	528,289
Lonking Holdings, Ltd.	174,000	30,542
Lufax Holding, Ltd. ADR	136,200	264,228
Luoyang Glass Co., Ltd. Class H (a)(b)	34,000	35,721
Luoyang Xinqianglian Slewing Bearing Co., Ltd. Class A	3,700	28,493
Luxshare Precision Industry Co., Ltd. Class A	73,168	335,762
Luye Pharma Group, Ltd. (b)(d)	305,000	143,025
Luzhou Laojiao Co., Ltd. Class A	18,500	599,692
Mango Excellent Media Co., Ltd. Class A	9,700	42,087
Maoyan Entertainment (b)(d)	41,600	48,023
Maxscend Microelectronics Co., Ltd. Class A	4,000	66,080
Meinian Onehealth Healthcare Holdings Co., Ltd. Class A (b)	24,000	21,264
Meitu, Inc. (a)(b)(d)	176,500	30,981
Meituan Class B (b)(d)	828,600	18,546,745
Metallurgical Corp. of China, Ltd. Class A	116,300	53,453
Microport Scientific Corp. (a)(b)	97,308	256,207
Midea Real Estate Holding, Ltd. (d)	42,400	65,407
Ming Yang Smart Energy Group, Ltd. Class A	25,500	93,098
Ming Yuan Cloud Group Holdings, Ltd. (a)	94,000	84,546
Minth Group, Ltd.	122,000	330,598
MMG, Ltd. (b)	576,000	147,599
Mobvista, Inc. (b)(d)	53,000	27,502
Montage Technology Co., Ltd. Class A	9,953	90,052
Muyuan Foods Co., Ltd. Class A	56,823	400,373
Nanjing King-Friend Biochemical Pharmaceutical Co., Ltd. Class A	44,159	115,139
Security Description	Shares	Value
NARI Technology Co., Ltd. Class A	77,440	$ 273,100
NAURA Technology Group Co., Ltd. Class A	5,200	169,329
NavInfo Co., Ltd. Class A	34,200	54,472
Nayuki Holdings, Ltd. (a)(b)	70,000	67,534
NetDragon Websoft Holdings, Ltd.	53,500	114,883
NetEase, Inc.	387,100	5,678,826
New China Life Insurance Co., Ltd. Class A	11,300	49,127
New China Life Insurance Co., Ltd. Class H	154,000	376,863
New Hope Liuhe Co., Ltd. Class A (b)	42,400	79,115
New Horizon Health, Ltd. (b)(d)	24,000	54,119
New Oriental Education & Technology Group, Inc. (b)	297,900	1,087,790
Nexteer Automotive Group, Ltd.	160,000	104,754
Ninestar Corp. Class A	16,800	125,997
Ningbo Deye Technology Co., Ltd. Class A	3,000	143,608
Ningbo Joyson Electronic Corp. Class A (b)	16,900	34,319
Ningbo Orient Wires & Cables Co., Ltd. Class A	10,600	103,919
Ningbo Ronbay New Energy Technology Co., Ltd. Class A	4,054	40,283
Ningbo Shanshan Co., Ltd. Class A	19,400	51,032
Ningbo Tuopu Group Co., Ltd. Class A	16,500	139,701
Ningxia Baofeng Energy Group Co., Ltd. Class A	44,500	77,631
NIO, Inc. ADR (b)	257,800	2,513,550
Noah Holdings, Ltd. ADR (b)	6,600	102,300
Nongfu Spring Co., Ltd. Class H (d)	323,800	1,829,554
North Industries Group Red Arrow Co., Ltd. Class A	5,600	15,896
Ocumension Therapeutics (b)(d)	19,000	23,881
Offshore Oil Engineering Co., Ltd. Class A	92,400	80,930
Oppein Home Group, Inc. Class A	6,300	110,660
Orient Securities Co., Ltd. Class A	41,728	53,918
Ovctek China, Inc. Class A	4,620	23,838
Pangang Group Vanadium Titanium & Resources Co., Ltd. Class A (b)	49,000	33,498
Peijia Medical, Ltd. (b)(d)	20,000	24,497
People's Insurance Co. Group of China, Ltd. Class A	77,000	58,093

See accompanying notes to financial statements.
103

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022

Security Description	Shares	Value
People's Insurance Co. Group of China, Ltd. Class H (b)	2,128,000	$ 706,157
Perfect World Co., Ltd. Class A	10,650	19,580
PetroChina Co., Ltd. Class A	224,400	161,193
PetroChina Co., Ltd. Class H	3,824,000	1,749,105
Pharmaron Beijing Co., Ltd. Class A	7,200	70,763
Pharmaron Beijing Co., Ltd. Class H (d)	37,750	261,906
PICC Property & Casualty Co., Ltd. Class H	1,291,700	1,226,337
Pinduoduo, Inc. ADR (b)	95,200	7,763,560
Ping An Bank Co., Ltd. Class A	200,400	381,171
Ping An Healthcare & Technology Co., Ltd. (a)(b)(d)	129,500	353,410
Ping An Insurance Group Co. of China, Ltd. Class A	112,590	764,828
Ping An Insurance Group Co. of China, Ltd. Class H	1,181,500	7,818,689
Pingdingshan Tianan Coal Mining Co., Ltd. Class A	35,200	54,996
Poly Developments & Holdings Group Co., Ltd. Class A	136,000	297,402
Poly Property Group Co., Ltd.	196,120	43,973
Pop Mart International Group, Ltd. (d)	80,000	203,153
Postal Savings Bank of China Co., Ltd. Class A	334,800	223,560
Postal Savings Bank of China Co., Ltd. Class H (d)	1,474,000	915,944
Power Construction Corp. of China, Ltd. Class A	142,200	145,512
Powerlong Real Estate Holdings, Ltd. (a)	913,000	183,654
Prinx Chengshan Holdings, Ltd.	1,500	1,168
Prosus NV	153,657	10,569,179
Proya Cosmetics Co., Ltd. Class A	1,960	47,444
Pylon Technologies Co., Ltd. Class A	1,591	72,584
Q Technology Group Co., Ltd. (a)(b)	47,000	25,352
Qinghai Salt Lake Industry Co., Ltd. Class A (b)	55,800	182,993
Radiance Holdings Group Co., Ltd. (a)	99,000	48,073
Raytron Technology Co., Ltd. Class A	5,962	32,047
Redco Properties Group, Ltd. (a)(b)(d)	108,000	22,278
ReneSola, Ltd. ADR (a)(b)	13,300	60,116
Riyue Heavy Industry Co., Ltd. Class A	13,800	40,489
Security Description	Shares	Value
RLX Technology, Inc. ADR (a)(b)	114,100	$ 262,430
Rongsheng Petrochemical Co., Ltd. Class A	103,050	183,197
SAIC Motor Corp., Ltd. Class A	73,500	153,080
Sailun Group Co., Ltd. Class A	11,700	16,944
Sangfor Technologies, Inc. Class A	5,800	94,349
Sany Heavy Equipment International Holdings Co., Ltd.	192,000	197,290
Sany Heavy Industry Co., Ltd. Class A	99,800	227,905
Satellite Chemical Co., Ltd. Class A	24,680	55,290
Seazen Group, Ltd. (b)	491,333	181,930
Seazen Holdings Co., Ltd. Class A (b)	13,900	41,185
SF Holding Co., Ltd. Class A	50,900	424,924
SG Micro Corp. Class A	4,850	120,990
Shaanxi Coal Industry Co., Ltd. Class A	99,600	267,468
Shan Xi Hua Yang Group New Energy Co., Ltd. Class A	26,100	53,755
Shandong Buchang Pharmaceuticals Co., Ltd. Class A	33,800	102,638
Shandong Gold Mining Co., Ltd. Class A	37,600	104,124
Shandong Gold Mining Co., Ltd. Class H (d)	133,750	248,137
Shandong Hualu Hengsheng Chemical Co., Ltd. Class A	13,650	65,401
Shandong Linglong Tyre Co., Ltd. Class A	25,208	74,616
Shandong Nanshan Aluminum Co., Ltd. Class A	82,200	38,850
Shandong Sun Paper Industry JSC, Ltd. Class A	17,800	29,637
Shandong Weigao Group Medical Polymer Co., Ltd. Class H	546,000	896,831
Shanghai Bairun Investment Holding Group Co., Ltd. Class A	6,664	35,984
Shanghai Baosight Software Co., Ltd. Class A	36,167	234,184
Shanghai Baosight Software Co., Ltd. Class B	114,414	354,111
Shanghai Chlor-Alkali Chemical Co., Ltd. Class B	100,625	61,784
Shanghai Electric Group Co., Ltd. Class A (b)	55,900	31,833
Shanghai Fosun Pharmaceutical Group Co., Ltd. Class A	22,400	114,091

See accompanying notes to financial statements.
104

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022

Security Description	Shares	Value
Shanghai Fosun Pharmaceutical Group Co., Ltd. Class H (a)	81,000	$ 259,451
Shanghai Fudan Microelectronics Group Co., Ltd. Class A	4,669	47,109
Shanghai Fudan Microelectronics Group Co., Ltd. Class H	53,000	200,322
Shanghai Haixin Group Co. Class B	42,000	13,986
Shanghai Highly Group Co., Ltd. Class B	24,100	10,941
Shanghai Industrial Holdings, Ltd.	53,000	65,529
Shanghai International Airport Co., Ltd. Class A (b)	18,700	155,976
Shanghai International Port Group Co., Ltd. Class A	63,800	49,241
Shanghai Jinjiang International Hotels Co., Ltd. Class A	5,500	46,384
Shanghai Jinqiao Export Processing Zone Development Co., Ltd. Class B	85,900	78,083
Shanghai Junshi Biosciences Co., Ltd. Class A (b)	14,779	133,717
Shanghai Lujiazui Finance & Trade Zone Development Co., Ltd. Class B	154,704	125,001
Shanghai M&G Stationery, Inc. Class A	6,100	48,473
Shanghai Mechanical & Electrical Industry Co., Ltd. Class B	62,000	63,302
Shanghai Medicilon, Inc. Class A	443	13,695
Shanghai New Power Automotive Technology Co., Ltd. Class B	32,500	12,968
Shanghai Pharmaceuticals Holding Co., Ltd. Class A	25,600	65,972
Shanghai Pharmaceuticals Holding Co., Ltd. Class H	142,300	236,652
Shanghai Pudong Development Bank Co., Ltd. Class A	334,800	352,276
Shanghai Putailai New Energy Technology Co., Ltd. Class A	20,160	151,196
Shanghai RAAS Blood Products Co., Ltd. Class A	455,400	417,300
Shanghai Rural Commercial Bank Co., Ltd. Class A	108,800	92,464
Shanghai Yuyuan Tourist Mart Group Co., Ltd. Class A	42,500	46,745
Shangri-La Asia, Ltd. (b)	156,000	127,919
Security Description	Shares	Value
Shanxi Coking Coal Energy Group Co., Ltd. Class A	129,480	$ 218,019
Shanxi Lu'an Environmental Energy Development Co., Ltd. Class A	68,800	167,554
Shanxi Meijin Energy Co., Ltd. Class A	34,400	44,847
Shanxi Taigang Stainless Steel Co., Ltd. Class A	42,100	26,286
Shanxi Xinghuacun Fen Wine Factory Co., Ltd. Class A	12,660	521,470
Shengyi Technology Co., Ltd. Class A	55,900	116,424
Shennan Circuits Co., Ltd. Class A	9,560	99,692
Shenwan Hongyuan Group Co., Ltd. Class A	224,600	129,199
Shenzhen Capchem Technology Co., Ltd. Class A	9,000	56,546
Shenzhen Dynanonic Co., Ltd. Class A	2,400	79,640
Shenzhen Energy Group Co., Ltd. Class A	52,200	47,984
Shenzhen Inovance Technology Co., Ltd. Class A	30,750	308,884
Shenzhen International Holdings, Ltd.	269,246	264,246
Shenzhen Investment, Ltd.	724,301	124,352
Shenzhen Kangtai Biological Products Co., Ltd. Class A	15,360	69,997
Shenzhen Kedali Industry Co., Ltd. Class A	1,200	20,606
Shenzhen Mindray Bio-Medical Electronics Co., Ltd. Class A	15,900	726,121
Shenzhen New Industries Biomedical Engineering Co., Ltd. Class A	8,600	62,323
Shenzhen Overseas Chinese Town Co., Ltd. Class A	50,300	38,749
Shenzhen Salubris Pharmaceuticals Co., Ltd. Class A	7,200	34,185
Shenzhen SC New Energy Technology Corp. Class A	4,900	80,750
Shenzhen Senior Technology Material Co., Ltd. Class A	5,900	18,129
Shenzhen Transsion Holdings Co., Ltd. Class A	5,516	63,397
Shenzhou International Group Holdings, Ltd.	150,600	1,694,140
Shijiazhuang Yiling Pharmaceutical Co., Ltd. Class A	17,400	75,345
Shimao Group Holdings, Ltd. (b)(c)	220,500	31,218

See accompanying notes to financial statements.
105

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022

Security Description	Shares	Value
Shimao Services Holdings, Ltd. (a)(b)(d)	71,000	$ 25,653
Shoucheng Holdings, Ltd.	176,000	42,845
Shougang Fushan Resources Group, Ltd.	244,000	77,843
Shui On Land, Ltd.	328,000	41,604
Sichuan Chuantou Energy Co., Ltd. Class A	76,700	135,578
Sichuan Expressway Co., Ltd. Class H	20,000	4,664
Sichuan New Energy Power Co., Ltd. (b)	6,400	16,502
Sichuan Road & Bridge Co., Ltd. Class A	39,400	63,324
Sichuan Swellfun Co., Ltd. Class A	3,400	41,485
Sieyuan Electric Co., Ltd. Class A	11,100	61,317
Sihuan Pharmaceutical Holdings Group, Ltd.	463,000	56,355
Silergy Corp.	61,000	866,311
Sinoma Science & Technology Co., Ltd. Class A	11,600	35,929
Sinomine Resource Group Co., Ltd. Class A	2,200	21,196
Sino-Ocean Group Holding, Ltd. (a)	296,000	41,338
Sinopec Engineering Group Co., Ltd. Class H	140,500	61,745
Sinopec Kantons Holdings, Ltd.	120,000	45,356
Sinopec Shanghai Petrochemical Co., Ltd. Class A	133,200	59,873
Sinopharm Group Co., Ltd. Class H	232,400	590,755
SITC International Holdings Co., Ltd.	232,000	516,021
Skshu Paint Co., Ltd. Class A (b)	2,520	41,459
Smoore International Holdings, Ltd. (d)	343,000	532,631
SOHO China, Ltd. (b)	353,000	61,962
Sohu.com, Ltd. ADR (b)	8,000	109,680
Songcheng Performance Development Co., Ltd. Class A	32,040	67,610
StarPower Semiconductor, Ltd. Class A	1,900	90,430
Sun King Technology Group, Ltd. (b)	146,000	30,304
Sunac China Holdings, Ltd. (b)(c)	491,000	72,031
Sunac Services Holdings, Ltd. (d)	325,000	174,889
Sungrow Power Supply Co., Ltd. Class A	16,700	269,851
Security Description	Shares	Value
Sunny Optical Technology Group Co., Ltd.	131,900	$ 1,569,122
Sunwoda Electronic Co., Ltd. Class A	18,900	57,775
Suzhou Dongshan Precision Manufacturing Co., Ltd. Class A	11,100	39,675
Suzhou Maxwell Technologies Co., Ltd. Class A	1,280	76,191
Suzhou TA&A Ultra Clean Technology Co., Ltd. Class A	4,800	38,767
SY Holdings Group, Ltd.	92,500	74,309
TAL Education Group ADR (b)	83,700	590,085
TBEA Co., Ltd. Class A	113,000	327,950
TCL Electronics Holdings, Ltd. (b)	73,000	29,275
TCL Technology Group Corp. Class A	139,900	75,219
TCL Zhonghuan Renewable Energy Technology Co., Ltd. Class A	65,100	354,346
Tencent Holdings, Ltd.	1,158,100	49,558,985
Tencent Music Entertainment Group ADR (b)	143,100	1,184,868
Theme International Holdings, Ltd. (a)(b)	750,000	75,913
Thunder Software Technology Co., Ltd. Class A	6,400	92,778
TI Fluid Systems PLC (d)	59,340	95,364
Tiangong International Co., Ltd.	104,000	38,376
Tianjin Pharmaceutical Da Re Tang Group Corp., Ltd. Class S	67,900	76,727
Tianma Microelectronics Co., Ltd. Class A	57,200	71,595
Tianneng Power International, Ltd. (a)	78,000	82,348
Tianqi Lithium Corp. Class A (b)	15,200	173,533
Tianshui Huatian Technology Co., Ltd. Class A	237,400	284,447
Tibet Summit Resources Co., Ltd. Class A (b)	12,400	41,077
Tingyi Cayman Islands Holding Corp.	442,000	780,371
Titan Wind Energy Suzhou Co., Ltd. Class A	11,000	24,055
Toly Bread Co., Ltd. Class A	28,200	62,768
Tong Ren Tang Technologies Co., Ltd. Class H	51,000	36,919
Tongcheng Travel Holdings, Ltd. (b)	196,400	472,571
Tongdao Liepin Group (b)	19,400	22,818
TongFu Microelectronics Co., Ltd. Class A (b)	89,900	214,133

See accompanying notes to financial statements.
106

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022

Security Description	Shares	Value
Tongkun Group Co., Ltd. Class A	12,700	$ 26,524
Tongling Nonferrous Metals Group Co., Ltd. Class A	346,900	156,432
Tongwei Co., Ltd. Class A	46,800	260,960
Topchoice Medical Corp. Class A (b)	2,000	44,224
Topsports International Holdings, Ltd. (d)	301,000	238,719
Towngas Smart Energy Co., Ltd. (b)	100,407	50,429
TravelSky Technology, Ltd. Class H	177,000	374,186
Trina Solar Co., Ltd. Class A	19,751	182,013
Trip.com Group, Ltd. ADR (b)	102,500	3,526,000
Tsingtao Brewery Co., Ltd. Class A	4,500	69,918
Tsingtao Brewery Co., Ltd. Class H	118,000	1,165,645
Tuya, Inc. ADR (a)(b)	50,200	95,882
Unigroup Guoxin Microelectronics Co., Ltd. Class A	11,519	219,463
Uni-President China Holdings, Ltd.	197,000	197,127
Unisplendour Corp., Ltd. Class A	53,180	149,959
Up Fintech Holding, Ltd. ADR (a)(b)	21,800	74,338
Venus MedTech Hangzhou, Inc. Class H (b)(d)	26,500	48,417
Vesync Co., Ltd.	57,000	35,274
Vipshop Holdings, Ltd. ADR (b)	86,000	1,173,040
Viva Biotech Holdings (a)(b)(d)	81,500	18,274
Vnet Group, Inc. ADR (a)(b)	24,100	136,647
VSTECS Holdings, Ltd.	136,000	78,412
Walvax Biotechnology Co., Ltd. Class A	21,900	127,212
Wanhua Chemical Group Co., Ltd. Class A	34,300	459,310
Want Want China Holdings, Ltd.	1,015,000	678,838
Weibo Corp. ADR (b)	16,510	315,671
Weichai Power Co., Ltd. Class A	79,100	116,383
Weichai Power Co., Ltd. Class H	337,000	452,503
Weihai Guangwei Composites Co., Ltd. Class A	10,200	106,513
Weimob, Inc. (a)(b)(d)	359,000	306,336
Wens Foodstuffs Group Co., Ltd. Class A	85,960	243,884
West China Cement, Ltd.	262,000	30,883
Western Securities Co., Ltd. Class A	30,800	27,110
Security Description	Shares	Value
Western Superconducting Technologies Co., Ltd. Class A	4,824	$ 66,020
Westone Information Industry, Inc. Class A	11,900	52,510
Will Semiconductor Co., Ltd. Shanghai Class A	10,935	121,838
Wilmar International, Ltd.	368,700	1,146,346
Wingtech Technology Co., Ltd. Class A	8,000	60,796
Wuchan Zhongda Group Co., Ltd. Class A	175,700	122,147
Wuhan Guide Infrared Co., Ltd. Class A	46,648	74,164
Wuliangye Yibin Co., Ltd. Class A	46,700	1,219,599
Wuling Motors Holdings Ltd. (a)	320,000	34,850
WUS Printed Circuit Kunshan Co., Ltd. Class A	13,640	23,460
WuXi AppTec Co., Ltd. Class A	28,200	330,142
WuXi AppTec Co., Ltd. Class H (d)	61,103	645,480
Wuxi Biologics Cayman, Inc. (b)(d)	671,500	5,149,203
Wuxi Shangji Automation Co., Ltd. Class A	5,500	84,143
XCMG Construction Machinery Co., Ltd. Class A	112,400	82,365
XD, Inc. (b)	22,000	60,884
Xiabuxiabu Catering Management China Holdings Co., Ltd. (d)	140,500	159,852
Xiamen C & D, Inc. Class A	72,000	142,047
Xiamen Faratronic Co., Ltd. Class A	1,900	43,905
Xiamen Tungsten Co., Ltd. Class A	14,700	41,537
Xiaomi Corp. Class B (b)(d)	2,872,800	4,026,731
Xinhua Winshare Publishing and Media Co., Ltd. Class H	66,000	44,564
Xinjiang Goldwind Science & Technology Co., Ltd. Class A	22,900	36,408
Xinjiang Goldwind Science & Technology Co., Ltd. Class H	149,400	133,035
Xinyi Glass Holdings, Ltd.	341,000	635,256
Xinyi Solar Holdings, Ltd.	945,811	1,047,003
XPeng, Inc. Class A (a)(b)	169,200	831,372
Xtep International Holdings, Ltd. (a)	204,077	227,219
Yadea Group Holdings, Ltd. (d)	252,000	421,671

See accompanying notes to financial statements.
107

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022

Security Description	Shares	Value
Yangzhou Yangjie Electronic Technology Co., Ltd. Class A	9,500	$ 72,223
Yangzijiang Shipbuilding Holdings, Ltd.	486,600	493,421
Yankuang Energy Group Co., Ltd. Class A	27,700	134,439
Yankuang Energy Group Co., Ltd. Class H	288,000	878,212
Yanlord Land Group, Ltd.	128,800	97,954
Yantai Jereh Oilfield Services Group Co., Ltd. Class A	11,700	47,197
Yeahka, Ltd. (a)(b)	28,000	75,157
Yealink Network Technology Corp., Ltd. Class A	8,400	73,561
Yifeng Pharmacy Chain Co., Ltd. Class A	6,916	63,814
Yihai International Holding, Ltd. (a)(b)	76,000	268,753
Yihai Kerry Arawana Holdings Co., Ltd. Class A	10,000	62,958
Yixin Group, Ltd. (a)(b)(d)	141,000	17,523
YongXing Special Materials Technology Co., Ltd. Class A	3,400	45,293
Yonyou Network Technology Co., Ltd. Class A	20,930	73,116
Youdao, Inc. ADR (b)	10,100	54,338
Youngy Co., Ltd. Class A (b)	3,200	45,279
YTO Express Group Co., Ltd. Class A	44,600	129,503
Yuexiu Property Co., Ltd.	305,800	370,253
Yuexiu Transport Infrastructure, Ltd.	208,000	113,261
Yum China Holdings, Inc.	78,900	4,311,885
Yunda Holding Co., Ltd. Class A	18,850	39,177
Yunnan Aluminium Co., Ltd. Class A	41,400	66,538
Yunnan Baiyao Group Co., Ltd. Class A	12,880	101,196
Yunnan Botanee Bio-Technology Group Co., Ltd. Class A	4,100	88,437
Yunnan Energy New Material Co., Ltd. Class A	8,000	151,806
Yunnan Yuntianhua Co., Ltd. Class A (b)	19,100	58,082
Zai Lab, Ltd. ADR (b)	17,795	546,306
Zangge Mining Co., Ltd. Class A	16,400	61,558
Zhangzhou Pientzehuang Pharmaceutical Co., Ltd. Class A	5,600	233,475
Zhaojin Mining Industry Co., Ltd. Class H (b)	161,000	179,050
Zhejiang Century Huatong Group Co., Ltd. Class A (b)	140,100	77,149
Security Description	Shares	Value
Zhejiang Chint Electrics Co., Ltd. Class A	13,200	$ 52,847
Zhejiang Dahua Technology Co., Ltd. Class A	49,600	81,079
Zhejiang Dingli Machinery Co., Ltd. Class A	8,260	57,125
Zhejiang Expressway Co., Ltd. Class H	172,000	132,444
Zhejiang HangKe Technology, Inc. Co. Class A	5,639	35,673
Zhejiang Huahai Pharmaceutical Co., Ltd. Class A	27,000	85,306
Zhejiang Huayou Cobalt Co., Ltd. Class A	18,890	151,882
Zhejiang Jingsheng Mechanical & Electrical Co., Ltd. Class A	20,600	189,242
Zhejiang Jiuzhou Pharmaceutical Co., Ltd. Class A	11,900	72,977
Zhejiang Juhua Co., Ltd. Class A	28,100	62,992
Zhejiang NHU Co., Ltd. Class A	16,848	45,658
Zhejiang Supor Co., Ltd. Class A	3,800	27,165
Zhejiang Weiming Environment Protection Co., Ltd. Class A	23,400	62,670
Zhejiang Wolwo Bio-Pharmaceutical Co., Ltd. Class A	12,400	98,751
Zhejiang Yongtai Technology Co., Ltd. Class A	12,100	38,177
Zheshang Securities Co., Ltd. Class A	21,700	31,144
ZhongAn Online P&C Insurance Co., Ltd. Class H (b)(d)	123,000	338,823
Zhongsheng Group Holdings, Ltd.	141,000	725,328
Zhongtai Securities Co., Ltd. Class A	72,500	67,168
Zhou Hei Ya International Holdings Co., Ltd. (a)(b)(d)	202,000	145,451
Zhuzhou CRRC Times Electric Co., Ltd.	99,800	495,487
Zhuzhou CRRC Times Electric Co., Ltd. Class A	2,088	16,468
Zhuzhou Kibing Group Co., Ltd. Class A	19,700	32,431
Zijin Mining Group Co., Ltd. Class A	239,700	346,445
Zijin Mining Group Co., Ltd. Class H	1,066,000	1,445,016
Zoomlion Heavy Industry Science & Technology Co., Ltd. Class A	87,400	68,719

See accompanying notes to financial statements.
108

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022

Security Description	Shares	Value
ZTE Corp. Class A	41,400	$ 154,737
ZTE Corp. Class H	150,800	332,322
ZTO Express Cayman, Inc. ADR	80,600	2,165,722
		413,015,153
COLOMBIA — 0.0% (f)
Bancolombia SA ADR	5,003	142,786
Bancolombia SA	45,934	398,962
Bancolombia SA Preference Shares	65,472	451,632
Cementos Argos SA	60,790	45,133
Corp. Financiera Colombiana SA (b)	9,211	28,494
Frontera Energy Corp. (b)	10,400	94,179
Grupo Argos SA	49,231	96,352
Interconexion Electrica SA ESP	67,960	297,256
Millicom International Cellular SA SDR (b)	34,696	440,048
		1,994,842
CYPRUS — 0.0% (f)
Atalaya Mining PLC	10,407	41,311
CZECH REPUBLIC — 0.0% (f)
CEZ A/S	27,202	925,483
Komercni Banka A/S	11,765	340,495
Moneta Money Bank A/S (d)	69,836	234,515
Philip Morris CR A/S	128	94,563
		1,595,056
DENMARK — 1.8%
ALK-Abello A/S (b)	22,600	311,535
Alm Brand A/S	158,651	256,151
Ambu A/S Class B (b)	30,522	389,856
AP Moller - Maersk A/S Class A	597	1,316,890
AP Moller - Maersk A/S Class B	938	2,102,738
Bavarian Nordic A/S (b)	12,839	393,212
Better Collective A/S (b)	4,859	59,318
Carlsberg AS Class B	18,374	2,434,449
cBrain A/S	1,152	26,056
Cementir Holding NV	5,474	35,871
Chemometec A/S (b)	3,082	305,420
Chr. Hansen Holding A/S	20,301	1,455,888
Coloplast A/S Class B	22,379	2,607,942
D/S Norden A/S	5,060	303,548
Danske Bank A/S	130,251	2,566,568
Demant A/S (b)	17,406	480,999
Dfds A/S	6,404	235,652
DSV A/S	34,677	5,456,967
FLSmidth & Co. A/S	8,910	321,856
Genmab A/S (b)	12,191	5,145,595
GN Store Nord A/S	23,840	546,573
H Lundbeck A/S	46,588	174,174
H Lundbeck A/S Class A (b)	11,647	39,916
Security Description	Shares	Value
ISS A/S (b)	28,388	$ 600,121
Jyske Bank A/S (b)	9,331	604,359
Matas A/S	12,409	124,128
Netcompany Group A/S (b)(d)	6,939	292,982
Nilfisk Holding A/S (b)	3,415	71,850
NKT A/S (b)	7,446	418,259
Novo Nordisk A/S Class B	306,654	41,281,235
Novozymes A/S Class B	38,657	1,952,309
NTG Nordic Transport Group A/S Class A (b)	870	29,779
Orsted A/S (d)	35,509	3,217,181
Pandora A/S	17,616	1,234,006
Per Aarsleff Holding A/S	2,547	95,770
Ringkjoebing Landbobank A/S	4,911	668,159
ROCKWOOL A/S Class B	1,620	379,667
Royal Unibrew A/S	10,061	715,172
Scandinavian Tobacco Group A/S Class A (d)	10,671	186,992
Schouw & Co. A/S	2,520	189,510
SimCorp A/S	7,378	506,348
Solar A/S Class B	889	79,103
Spar Nord Bank A/S	14,608	223,066
Sydbank A/S	12,130	509,374
Topdanmark A/S	7,847	411,503
Trifork Holding AG (a)	1,282	26,494
Tryg A/S	67,118	1,592,738
Vestas Wind Systems A/S	188,809	5,476,338
Zealand Pharma A/S (b)	7,976	230,540
		88,084,157
EGYPT — 0.0% (f)
Centamin PLC	201,929	274,235
Commercial International Bank Egypt SAE	494,266	830,176
Eastern Co. SAE	208,719	120,820
E-Finance for Digital & Financial Investments	67,568	51,969
Egyptian Financial Group-Hermes Holding Co. (b)	116,839	84,390
ElSewedy Electric Co. (b)	69,110	33,596
Energean PLC	22,295	351,056
Talaat Moustafa Group	131,579	53,035
Telecom Egypt Co.	60,241	61,081
		1,860,358
FAEROE ISLANDS — 0.0% (f)
Bakkafrost P/F (a)	9,158	572,665
FINLAND — 0.9%
Aktia Bank Oyj	16,282	177,592
Anora Group Oyj	4,874	38,285
Cargotec Oyj Class B	7,304	322,097
Caverion Oyj	14,031	103,774
Citycon Oyj (a)(b)	19,217	128,286
Elisa Oyj	26,495	1,398,569

See accompanying notes to financial statements.
109

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022

Security Description	Shares	Value
Finnair Oyj (a)(b)	99,297	$ 41,139
Fortum Oyj	83,504	1,384,919
F-Secure Oyj (b)	14,547	43,937
Huhtamaki Oyj	17,667	603,363
Kemira Oyj	20,338	311,043
Kempower Oyj (a)(b)	5,722	129,586
Kesko Oyj Class B	51,351	1,130,065
Kojamo Oyj	24,325	358,260
Kone Oyj Class B	63,358	3,265,988
Konecranes Oyj	11,121	341,349
Marimekko Oyj	4,180	39,079
Metsa Board Oyj Class B	32,480	303,832
Metso Outotec Oyj	124,684	1,279,059
Musti Group Oyj	7,349	122,433
Neste Oyj	78,863	3,620,843
Nokia Oyj (e)	998,470	4,610,923
Nokia Oyj (e)	12,368	57,260
Nokian Renkaat Oyj	27,502	281,187
Nordea Bank Abp (e)	620,781	6,653,757
Nordea Bank Abp (e)	1,995	21,356
Oriola Oyj Class B	11,775	21,866
Orion Oyj Class B	19,429	1,062,492
Outokumpu Oyj (a)	68,881	347,791
Puuilo Oyj	13,810	86,148
QT Group Oyj (a)(b)	2,926	138,963
Revenio Group Oyj	3,977	163,836
Rovio Entertainment Oyj (d)	11,604	75,235
Sampo Oyj Class A	89,534	4,665,001
Sanoma Oyj	13,408	140,521
Stora Enso Oyj Class R	102,489	1,438,365
Talenom Oyj (a)	3,511	34,099
TietoEVRY Oyj	15,531	439,581
Tokmanni Group Corp.	9,924	119,577
UPM-Kymmene Oyj	99,994	3,727,679
Uponor Oyj	11,690	207,229
Valmet Oyj	30,254	812,380
Wartsila OYJ Abp	86,234	724,117
YIT Oyj	22,823	59,920
		41,032,781
FRANCE — 6.3%
AB Science SA (b)	2,718	20,567
ABC arbitrage	11,541	79,445
Accor SA (b)	31,033	773,351
Adevinta ASA (b)	53,088	353,525
Aeroports de Paris (b)	5,421	724,352
Air France-KLM (b)	200,576	263,514
Air Liquide SA	96,943	13,698,418
Airbus SE	109,502	12,974,459
AKWEL	1,074	19,944
ALD SA (d)	31,560	362,423
Alstom SA	60,141	1,464,712
Altarea SCA REIT	636	85,661
Alten SA	5,699	710,407
Amundi SA (d)	11,804	667,684
Antin Infrastructure Partners SA	8,410	182,204
Security Description	Shares	Value
Arkema SA	11,520	$ 1,031,281
Atos SE (b)	15,529	149,359
Aubay	1,140	59,312
AXA SA	346,255	9,628,377
Believe SA (b)	2,588	26,778
Beneteau SA	8,515	128,499
BioMerieux	7,533	787,237
BNP Paribas SA	205,795	11,695,543
Boiron SA	454	24,566
Bollore SE	168,050	936,214
Bonduelle SCA	1,324	18,906
Bouygues SA	42,018	1,257,417
Bureau Veritas SA	54,681	1,436,197
Capgemini SE	30,791	5,124,779
Carmila SA REIT (b)	9,871	140,534
Carrefour SA	112,412	1,876,357
Casino Guichard Perrachon SA (b)	10,842	112,934
CGG SA (b)	253,845	163,796
Chargeurs SA	5,285	79,417
Cie de Saint-Gobain	92,888	4,525,498
Cie des Alpes (b)	3,159	48,481
Cie Generale des Etablissements Michelin SCA	126,060	3,495,956
Cie Plastic Omnium SA	11,639	168,687
Coface SA	17,138	222,047
Covivio REIT	9,481	561,076
Credit Agricole SA	224,703	2,357,613
Danone SA	120,702	6,341,767
Dassault Aviation SA	4,505	760,619
Dassault Systemes SE	125,315	4,479,701
Derichebourg SA	21,744	128,099
Edenred	46,556	2,528,068
Eiffage SA	15,661	1,536,369
Electricite de France SA	109,607	1,403,736
Elior Group SA (b)(d)	27,606	97,226
Elis SA	33,092	488,087
Engie SA	340,467	4,864,707
Equasens	1,458	116,237
Eramet SA	1,844	165,017
Esker SA	1,312	220,256
EssilorLuxottica SA	53,874	9,728,493
Etablissements Maurel et Prom SA	19,383	83,056
Eurazeo SE	7,948	492,833
Euroapi SA (b)	8,007	118,355
Eutelsat Communications SA	35,649	264,803
Faurecia SE (b)(e)	22,082	333,002
Faurecia SE (b)(e)	5,581	84,312
Fnac Darty SA	3,113	114,422
Gaztransport Et Technigaz SA	4,665	496,876
Gecina SA REIT	8,359	848,846
Getlink SE	80,751	1,290,567
Hermes International	5,867	9,047,944

See accompanying notes to financial statements.
110

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STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022

Security Description	Shares	Value
ICADE REIT	6,427	$ 276,015
ID Logistics Group (b)	626	179,050
Imerys SA	6,084	235,961
Interparfums SA	3,080	182,764
Ipsen SA	6,907	740,835
IPSOS	8,108	506,216
JCDecaux SE (b)	11,798	223,120
Kaufman & Broad SA	1,893	55,457
Kering SA	13,871	7,039,216
Klepierre SA REIT (b)	39,705	912,337
Korian SA	11,920	128,743
La Francaise des Jeux SAEM (d)	18,506	742,225
Legrand SA	49,543	3,956,088
LISI	3,054	63,428
L'Oreal SA	44,743	15,930,049
LVMH Moet Hennessy Louis Vuitton SE	51,276	37,207,043
Maisons du Monde SA (d)	4,452	55,829
Manitou BF SA	1,060	28,056
McPhy Energy SA (b)	2,265	29,515
Mercialys SA REIT	13,227	137,918
Mersen SA	3,522	141,897
Metropole Television SA	3,965	64,956
Neoen SA (d)	9,031	362,498
Nexans SA	4,579	412,702
Nexity SA	6,162	171,381
Orange SA	369,944	3,664,348
Orpea SA (b)	8,339	54,930
Pernod Ricard SA	38,618	7,573,264
PEUGEOT INVEST	1,682	159,765
Publicis Groupe SA	42,954	2,723,969
Quadient SA	11,950	175,617
Remy Cointreau SA	4,214	708,789
Renault SA (b)	36,048	1,203,218
Rexel SA (b)	46,601	917,111
Rubis SCA	16,146	423,903
Safran SA	63,318	7,900,998
Sanofi	211,321	20,261,816
Sartorius Stedim Biotech	5,097	1,645,531
SCOR SE	30,776	705,853
SEB SA	4,336	362,109
SES-imagotag SA (b)	637	82,940
SMCP SA (b)(d)	4,538	31,432
Societe BIC SA	4,123	281,397
Societe Generale SA	150,026	3,759,504
Sodexo SA	16,634	1,588,505
SOITEC (b)	5,129	836,689
Somfy SA	1,100	167,878
Sopra Steria Group SACA	3,094	466,252
SPIE SA	25,380	659,834
Technicolor Creative Studios SA (b)	32,324	7,717
Technip Energies NV	26,606	416,558
Teleperformance	11,115	2,641,774
Television Francaise 1	4,354	33,248
Security Description	Shares	Value
Thales SA	19,880	$ 2,531,179
TotalEnergies SE	460,936	28,851,913
Trigano SA	1,440	196,101
Ubisoft Entertainment SA (b)	18,573	523,500
Unibail-Rodamco-Westfield CDI (b)(e)	34,100	89,262
Unibail-Rodamco-Westfield REIT (b)(e)	20,711	1,074,908
Valeo	36,952	658,598
Vallourec SA (b)	21,556	282,279
Valneva SE (b)	27,004	179,376
Veolia Environnement SA	124,062	3,177,723
Verallia SA (d)	15,260	515,948
Vicat SA	3,900	97,605
Vilmorin & Cie SA	622	30,304
Vinci SA	99,629	9,919,433
Virbac SA	919	223,623
Vivendi SE	135,714	1,291,110
Voltalia SA (b)	7,058	128,507
Wavestone	2,248	103,524
Wendel SE	5,925	551,405
Worldline SA (b)(d)	44,709	1,743,053
		305,878,524
GABON — 0.0% (f)
BW Energy, Ltd. (b)	12,361	31,546
GEORGIA — 0.0% (f)
Bank of Georgia Group PLC	5,714	179,052
TBC Bank Group PLC	7,269	198,486
		377,538
GERMANY — 4.8%
1&1 AG	6,659	82,439
Aareal Bank AG (b)	10,882	371,642
About You Holding SE (b)	5,000	31,377
Adesso SE	472	66,393
adidas AG	32,228	4,384,027
ADVA Optical Networking SE (b)	3,390	79,813
AIXTRON SE	20,380	586,612
Allianz SE	75,667	16,223,794
Amadeus Fire AG	922	113,751
Aroundtown SA	173,816	404,958
Atoss Software AG	537	79,777
AURELIUS Equity Opportunities SE & Co. KGaA	7,227	141,302
Aurubis AG	6,424	523,525
Auto1 Group SE (b)(d)	17,914	149,126
BASF SE	170,149	8,424,027
Basler AG	1,137	35,858
Bayer AG	181,995	9,386,362
Bayerische Motoren Werke AG	61,719	5,492,205
Bayerische Motoren Werke AG Preference Shares	10,818	918,445
BayWa AG	2,500	115,263

See accompanying notes to financial statements.
111

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022

Security Description	Shares	Value
Bechtle AG	15,098	$ 532,707
Beiersdorf AG	18,911	2,163,591
Bertrandt AG	1,559	66,471
Bilfinger SE	5,632	162,771
Borussia Dortmund GmbH & Co. KGaA (b)	7,994	31,601
Brenntag SE	29,048	1,851,407
CANCOM SE	8,623	251,791
Carl Zeiss Meditec AG	7,240	911,000
CECONOMY AG	43,948	87,100
Cewe Stiftung & Co. KGaA	785	74,312
Commerzbank AG (b)	200,137	1,887,335
CompuGroup Medical SE & Co. KgaA	4,308	165,426
Continental AG	20,682	1,235,638
Covestro AG (d)	37,322	1,455,855
CropEnergies AG	4,161	57,820
CTS Eventim AG & Co. KGaA (b)	10,715	681,561
CureVac NV (b)	8,000	48,496
Daimler Truck Holding AG (b)	84,372	2,606,381
Datagroup SE	430	28,912
Dermapharm Holding SE	3,546	141,993
Deutsche Bank AG	388,574	4,390,901
Deutsche Beteiligungs AG	2,337	69,587
Deutsche Boerse AG	35,196	6,062,654
Deutsche EuroShop AG	2,117	49,977
Deutsche Lufthansa AG (b)	109,527	907,671
Deutsche Pfandbriefbank AG (d)	21,805	169,183
Deutsche Post AG	183,629	6,894,505
Deutsche Telekom AG	600,434	11,943,471
Deutz AG	19,492	84,168
DIC Asset AG	5,992	48,730
Draegerwerk AG & Co. KGaA	314	12,165
Draegerwerk AG & Co. KGaA Preference Shares	2,641	117,677
Duerr AG	9,614	323,412
E.ON SE	418,507	4,169,044
Eckert & Ziegler Strahlen- und Medizintechnik AG	2,138	105,875
Einhell Germany AG Preference Shares	387	58,237
Elmos Semiconductor SE	932	53,315
ElringKlinger AG	2,938	21,808
Encavis AG	22,645	446,743
Energiekontor AG	1,621	133,211
Evonik Industries AG	38,232	731,803
Evotec SE (b)	25,464	414,713
Fielmann AG	4,064	160,567
Flatex DEGIRO AG (b)	11,921	80,484
Fraport AG Frankfurt Airport Services Worldwide (b)	7,846	318,617
Freenet AG	21,418	466,768
Fresenius Medical Care AG & Co. KGaA	37,542	1,224,838
Fresenius SE & Co. KGaA	78,673	2,204,048
Security Description	Shares	Value
FUCHS PETROLUB SE Preference Shares	12,874	$ 449,840
GEA Group AG	28,368	1,156,533
Gerresheimer AG	6,420	430,289
GFT Technologies SE	2,760	100,003
Grand City Properties SA	19,669	192,914
GRENKE AG	5,049	105,508
Hamborner REIT AG	13,775	98,940
Hamburger Hafen und Logistik AG	4,381	55,640
Hannover Rueck SE	11,306	2,238,303
HeidelbergCement AG	27,576	1,568,056
Heidelberger Druckmaschinen AG (b)	43,797	68,992
HelloFresh SE (b)	30,012	657,582
Henkel AG & Co. KGaA Preference Shares	33,314	2,311,744
Henkel AG & Co. KGaA	19,055	1,225,271
Hensoldt AG	7,515	177,250
HOCHTIEF AG	5,342	300,342
Hornbach Holding AG & Co. KGaA	1,539	126,883
HUGO BOSS AG	11,133	643,512
Hypoport SE (b)	860	89,397
Indus Holding AG	4,262	99,842
Infineon Technologies AG	241,923	7,340,404
Instone Real Estate Group SE (d)	9,808	84,473
Jenoptik AG	11,318	308,743
JOST Werke AG (d)	3,047	171,050
Jungheinrich AG Preference Shares	10,101	286,540
K+S AG	36,498	715,752
KION Group AG	12,245	349,843
Kloeckner & Co. SE	12,637	124,551
Knorr-Bremse AG	14,472	788,325
Krones AG	3,013	337,640
KWS Saat SE & Co. KGaA	2,836	194,013
LANXESS AG	14,755	593,672
LEG Immobilien SE	13,182	856,208
MBB SE	230	22,534
Medios AG (b)	4,820	90,023
Mercedes-Benz Group AG	148,641	9,740,314
Merck KGaA	24,299	4,691,297
METRO AG (b)	29,607	288,332
MLP SE	12,808	70,260
Montana Aerospace AG (b)(d)	3,894	60,354
MorphoSys AG (b)	4,985	70,280
MTU Aero Engines AG	10,022	2,162,726
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	25,953	8,420,291
Nagarro SE (b)	1,607	189,687
Nemetschek SE	11,376	579,006
Nordex SE (b)	22,685	319,579
Norma Group SE	5,838	105,920

See accompanying notes to financial statements.
112

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022

Security Description	Shares	Value
OHB SE	540	$ 18,586
PATRIZIA SE	12,942	143,096
Pfeiffer Vacuum Technology AG	515	94,317
PNE AG	8,549	194,796
Porsche Automobil Holding SE Preference Shares	28,789	1,574,351
ProSiebenSat.1 Media SE	29,028	258,684
Puma SE	20,457	1,237,915
PVA TePla AG (b)	2,642	52,333
Rational AG	911	539,607
Rheinmetall AG	8,234	1,634,958
RWE AG	119,750	5,315,332
Salzgitter AG	5,203	158,369
SAP SE	193,444	19,900,006
Sartorius AG Preference Shares	4,485	1,768,175
Schaeffler AG Preference Shares	26,533	180,240
Scout24 SE (d)	14,426	722,541
Secunet Security Networks AG	245	51,354
SGL Carbon SE (b)	9,210	68,118
Siemens AG	141,717	19,607,713
Siemens Energy AG (b)	81,271	1,524,393
Siemens Healthineers AG (d)	52,111	2,598,910
Siltronic AG	2,468	179,505
Sirius Real Estate, Ltd.	193,470	172,217
Sixt SE	2,955	271,062
Sixt SE Preference Shares	2,921	169,900
SMA Solar Technology AG (b)	2,210	157,674
Software AG	10,373	268,129
Softwareone Holding AG (b)	16,060	227,569
Stabilus SE	5,052	339,141
Steico SE	1,042	47,986
STO SE & Co. KGaA Preference Shares	608	97,593
STRATEC SE	1,583	137,015
Stroeer SE & Co. KGaA	7,291	338,954
Suedzucker AG	16,363	285,352
SUSE SA (b)	7,889	141,785
Symrise AG	24,752	2,685,243
Synlab AG	17,055	206,228
TAG Immobilien AG	31,240	201,546
Takkt AG	5,349	77,296
TeamViewer AG (b)(d)	25,942	333,485
Telefonica Deutschland Holding AG	187,271	460,289
Thyssenkrupp AG	87,238	530,324
Tonies SE Class A (b)	15,951	102,142
TUI AG (a)(b)	211,385	340,983
United Internet AG	19,673	396,614
Varta AG (a)	2,625	63,146
VERBIO Vereinigte BioEnergie AG	4,111	265,880
Vitesco Technologies Group AG Class A (b)	3,550	205,539
Security Description	Shares	Value
Volkswagen AG	5,661	$ 892,057
Volkswagen AG Preference Shares	34,594	4,298,276
Vonovia SE	133,517	3,137,761
Vossloh AG	1,786	74,529
Wacker Neuson SE	5,915	103,151
Wuestenrot & Wuerttembergische AG	3,780	62,288
Zalando SE (b)(d)	42,073	1,486,718
		231,176,865
GHANA — 0.0% (f)
Tullow Oil PLC (b)	180,053	79,963
GREECE — 0.1%
Aegean Airlines SA (b)	8,153	46,030
Alpha Services & Holdings SA (b)	652,497	696,377
Athens Water Supply & Sewage Co. SA	4,435	32,186
Eurobank Ergasias Services & Holdings SA Class A (b)	574,115	646,424
FF Group (b)(c)	122	—
GEK Terna Holding Real Estate Construction SA (b)	9,885	114,992
Hellenic Telecommunications Organization SA	36,648	570,652
Helleniq Energy Holdings SA	14,090	114,135
Holding Co. ADMIE IPTO SA	31,100	56,425
JUMBO SA	20,094	342,696
LAMDA Development SA (b)	12,062	75,308
Motor Oil Hellas Corinth Refineries SA	15,114	351,966
Mytilineos SA	21,132	457,828
National Bank of Greece SA (b)	95,360	381,343
OPAP SA	39,628	559,536
Piraeus Financial Holdings SA (b)	197,793	303,554
Public Power Corp. SA (b)	47,658	333,407
Sarantis SA	9,794	67,838
Terna Energy SA	8,992	195,581
		5,346,278
GUERNSEY — 0.0% (f)
Balanced Commercial Property Trust, Ltd. REIT	140,782	149,872
HONG KONG — 1.8%
AIA Group, Ltd.	2,243,800	24,953,631
Alibaba Pictures Group, Ltd. (a)(b)	1,680,000	122,691
Apollo Future Mobility Group, Ltd. (b)	1,040,000	32,113
ASMPT, Ltd.	56,400	402,137
Bank of East Asia, Ltd.	227,525	275,772
Cafe de Coral Holdings, Ltd.	40,000	76,362
Canvest Environmental Protection Group Co., Ltd.	88,000	47,467

See accompanying notes to financial statements.
113

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022

Security Description	Shares	Value
Champion REIT	488,000	$ 192,575
China High Speed Transmission Equipment Group Co., Ltd. (b)	107,000	48,119
China Huishan Dairy Holdings Co., Ltd. (c)	66,000	—
Chinese Estates Holdings, Ltd. (b)	55,000	17,758
Chow Sang Sang Holdings International, Ltd.	60,000	79,488
Citychamp Watch & Jewellery Group, Ltd. (b)	286,000	44,705
CK Asset Holdings, Ltd.	376,181	2,315,902
CK Infrastructure Holdings, Ltd.	216,500	1,133,130
CK Life Sciences Int'l Holdings, Inc. (a)	310,000	31,378
CLP Holdings, Ltd.	308,500	2,251,017
C-Mer Eye Care Holdings, Ltd. (b)	40,000	25,112
Comba Telecom Systems Holdings, Ltd.	280,000	48,072
Concord New Energy Group, Ltd.	620,000	54,811
Cowell e Holdings, Inc. (b)	46,000	64,006
Dah Sing Banking Group, Ltd.	110,000	78,924
Dah Sing Financial Holdings, Ltd.	23,200	53,742
Digital China Holdings, Ltd.	68,000	33,107
EC Healthcare	54,000	55,557
Far East Consortium International, Ltd.	122,269	29,295
Fortune Real Estate Investment Trust	216,000	175,458
Glory Sun Financial Group, Ltd. (a)(b)	205,800	11,470
Grand Pharmaceutical Group, Ltd. Class A	130,000	76,618
Guotai Junan International Holdings, Ltd.	757,000	69,833
Gushengtang Holdings, Ltd. (b)	15,200	98,348
Haitong International Securities Group, Ltd. (a)(b)	416,900	46,471
Hang Lung Group, Ltd.	131,000	240,686
Hang Lung Properties, Ltd.	381,000	744,920
Hang Seng Bank, Ltd.	143,800	2,391,462
Henderson Land Development Co., Ltd.	273,466	954,772
HK Electric Investments & HK Electric Investments, Ltd. Stapled Security	583,664	386,619
HKBN, Ltd.	114,000	73,469
HKT Trust & HKT, Ltd. Stapled Security	713,000	874,241
Security Description	Shares	Value
Hong Kong & China Gas Co., Ltd.	2,187,101	$ 2,079,230
Hong Kong Exchanges & Clearing, Ltd.	226,461	9,783,874
Hong Kong Technology Venture Co., Ltd.	127,000	87,379
Hongkong Land Holdings, Ltd.	205,600	945,760
Huabao International Holdings, Ltd. (a)	211,000	108,948
Hutchison Port Holdings Trust Stapled Security	883,800	171,457
Hutchison Telecommunications Hong Kong Holdings, Ltd.	346,000	54,084
Hysan Development Co., Ltd.	107,000	346,844
International Alliance Financial Leasing Co., Ltd. (a)(b)(d)	90,000	107,240
IVD Medical Holding, Ltd.	218,000	54,186
Jardine Matheson Holdings, Ltd.	33,800	1,720,420
Johnson Electric Holdings, Ltd.	52,500	66,121
K Wah International Holdings, Ltd.	225,000	78,123
Kerry Properties, Ltd.	103,000	224,345
Kingboard Laminates Holdings, Ltd.	158,500	174,239
Kingkey Financial International Holdings, Ltd. (b)	630,000	74,261
Link REIT	397,090	2,915,234
LK Technology Holdings, Ltd.	107,500	88,425
Luk Fook Holdings International, Ltd.	51,000	151,596
Man Wah Holdings, Ltd.	322,000	320,558
Melco International Development, Ltd. (a)(b)	139,000	150,666
Melco Resorts & Entertainment, Ltd. ADR (b)	40,530	466,095
MTR Corp., Ltd.	337,881	1,790,066
New World Development Co., Ltd.	274,581	773,968
Nine Dragons Paper Holdings, Ltd.	242,000	220,762
Nissin Foods Co., Ltd. (a)	76,000	65,143
NWS Holdings, Ltd.	284,968	246,450
Orient Overseas International, Ltd.	24,500	442,604
Pacific Basin Shipping, Ltd.	989,000	334,526
Pacific Textiles Holdings, Ltd.	229,000	75,111
PAX Global Technology, Ltd.	81,000	70,052
PCCW, Ltd.	714,471	322,223
Perfect Medical Health Management, Ltd.	80,000	42,025

See accompanying notes to financial statements.
114

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022

Security Description	Shares	Value
Pou Sheng International Holdings, Ltd.	219,000	$ 21,044
Power Assets Holdings, Ltd.	252,500	1,383,017
Prosperity REIT	191,000	48,699
Prudential PLC	513,010	6,957,802
Realord Group Holdings, Ltd. (a)(b)	46,000	52,218
Sa Sa International Holdings, Ltd. (b)	124,000	28,915
Shun Tak Holdings, Ltd. (b)	122,000	26,260
Sino Biopharmaceutical, Ltd.	1,946,000	1,139,433
Sino Land Co., Ltd.	663,981	830,301
Skyworth Group, Ltd. (a)	160,000	68,674
SmarTone Telecommunications Holdings, Ltd.	38,500	23,233
SSY Group, Ltd.	204,000	112,652
Stella International Holdings, Ltd.	94,000	88,521
Sun Hung Kai & Co., Ltd.	57,000	21,398
Sun Hung Kai Properties, Ltd.	272,000	3,721,946
SUNeVision Holdings, Ltd.	101,000	54,609
Sunlight Real Estate Investment Trust	122,000	52,677
Super Hi International Holding, Ltd. (a)(b)	20,200	25,726
Swire Pacific, Ltd. Class A	93,500	822,997
Swire Properties, Ltd.	223,600	568,386
Techtronic Industries Co., Ltd.	258,500	2,884,753
Texhong Textile Group, Ltd.	30,500	24,424
Truly International Holdings, Ltd.	248,000	38,765
United Energy Group, Ltd.	1,270,000	125,292
United Laboratories International Holdings, Ltd.	166,000	104,216
Value Partners Group, Ltd. (a)	187,000	69,002
Vinda International Holdings, Ltd.	127,000	374,250
Vitasoy International Holdings, Ltd.	136,000	279,843
Viva China Holdings, Ltd. (b)	528,000	75,767
VTech Holdings, Ltd.	23,700	152,738
WH Group, Ltd. (d)	1,519,202	883,693
Wharf Real Estate Investment Co., Ltd.	314,000	1,830,505
Yue Yuen Industrial Holdings, Ltd.	148,000	207,827
Yuexiu Real Estate Investment Trust (a)	547,000	138,065
Zhuguang Holdings Group Co., Ltd. (a)(b)	174,000	20,064
		86,420,965
Security Description	Shares	Value
HUNGARY — 0.1%
Magyar Telekom Telecommunications PLC	65,543	$ 59,216
MOL Hungarian Oil & Gas PLC	76,373	529,621
OTP Bank Nyrt (a)	47,736	1,286,219
Richter Gedeon Nyrt	25,920	573,365
		2,448,421
INDIA — 4.3%
3M India, Ltd.	304	80,632
Aarti Drugs, Ltd.	792	4,405
Aarti Industries, Ltd.	30,791	227,071
Aarti Pharmalabs, Ltd.	7,697	35,317
Aavas Financiers, Ltd. (b)	7,143	159,373
ABB India, Ltd.	9,854	319,573
ACC, Ltd.	14,571	430,032
Adani Enterprises, Ltd.	50,947	2,376,059
Adani Green Energy, Ltd. (b)	63,073	1,472,796
Adani Ports & Special Economic Zone, Ltd.	90,041	890,397
Adani Power, Ltd. (b)	138,948	503,105
Adani Total Gas, Ltd.	49,210	2,196,605
Adani Transmission, Ltd. (b)	49,938	1,562,939
Aditya Birla Capital, Ltd. (b)	106,473	193,306
Aditya Birla Fashion & Retail, Ltd. (b)	76,383	265,443
Aegis Logistics, Ltd.	34,324	144,237
Affle India, Ltd. (b)	5,330	69,758
AIA Engineering, Ltd.	5,614	174,056
Ajanta Pharma, Ltd.	8,506	124,608
Akzo Nobel India, Ltd.	1,862	49,955
Alembic Pharmaceuticals, Ltd.	7,522	52,089
Alkyl Amines Chemicals	1,560	50,192
Allcargo Logistics, Ltd.	10,620	51,791
Alok Industries, Ltd. (b)	102,260	19,221
Amara Raja Batteries, Ltd.	11,750	81,205
Amber Enterprises India, Ltd. (b)	3,821	87,352
Ambuja Cements, Ltd.	108,262	685,847
Angel One, Ltd.	3,338	52,911
APL Apollo Tubes, Ltd.	21,488	283,632
Apollo Hospitals Enterprise, Ltd.	18,526	1,002,684
Apollo Tyres, Ltd.	53,024	207,853
Aptus Value Housing Finance India, Ltd.	27,028	99,252
Asahi India Glass, Ltd.	8,757	55,360
Ashok Leyland, Ltd.	236,765	410,396
Asian Paints, Ltd.	70,060	2,614,992
Astral, Ltd.	15,609	370,537
AstraZeneca Pharma India, Ltd.	1,288	51,332
Atul, Ltd.	2,574	256,933
AU Small Finance Bank, Ltd. (d)	27,974	221,293

See accompanying notes to financial statements.
115

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022

Security Description	Shares	Value
Aurobindo Pharma, Ltd.	46,396	$ 245,804
Avanti Feeds, Ltd.	15,964	74,359
Avenue Supermarts, Ltd. (b)(d)	30,323	1,491,318
Axis Bank, Ltd.	412,581	4,656,684
Bajaj Auto, Ltd.	18,125	792,227
Bajaj Electricals, Ltd.	14,427	211,775
Bajaj Finance, Ltd.	50,624	4,023,485
Bajaj Finserv, Ltd.	70,429	1,317,702
Bajaj Holdings & Investment, Ltd.	4,968	344,787
Balaji Amines, Ltd.	1,401	45,872
Balkrishna Industries, Ltd.	14,618	376,582
Balrampur Chini Mills, Ltd.	31,845	152,720
Bandhan Bank, Ltd. (b)(d)	107,528	304,401
BASF India, Ltd.	5,048	172,052
Bata India, Ltd.	10,694	213,176
Bayer CropScience, Ltd.	1,511	90,178
BEML, Ltd. (e)	2,700	47,920
BEML, Ltd. (e)	2,700	12,237
Berger Paints India, Ltd.	42,535	298,897
Bharat Electronics, Ltd.	1,245,924	1,504,506
Bharat Forge, Ltd.	45,514	484,050
Bharat Heavy Electricals, Ltd.	104,240	99,792
Bharat Petroleum Corp., Ltd.	143,457	573,100
Bharti Airtel, Ltd.	413,495	4,028,990
Biocon, Ltd.	155,067	490,805
Birla Corp., Ltd.	3,296	39,056
Birlasoft, Ltd.	30,216	109,114
Blue Dart Express, Ltd.	2,241	208,742
Blue Star, Ltd.	6,804	98,655
Bombay Burmah Trading Co.	6,225	68,255
Borosil Renewables, Ltd. (b)	17,601	108,216
Brigade Enterprises, Ltd.	14,178	79,699
Brightcom Group, Ltd.	189,673	67,405
Britannia Industries, Ltd.	22,051	1,148,115
Brookfield India Real Estate Trust REIT (d)	15,270	53,175
BSE, Ltd.	9,567	63,013
Can Fin Homes, Ltd.	8,634	55,840
Carborundum Universal, Ltd.	16,876	178,531
Castrol India, Ltd.	94,135	140,127
CCL Products India, Ltd.	10,542	67,479
CE Info Systems, Ltd.	4,160	52,323
Ceat, Ltd.	2,422	48,086
Central Depository Services India, Ltd.	9,305	125,443
Century Plyboards India, Ltd.	8,003	49,771
Century Textiles & Industries, Ltd.	10,983	95,127
CESC, Ltd.	147,320	136,048
CG Power & Industrial Solutions, Ltd. (b)	107,602	351,563
Chambal Fertilisers & Chemicals, Ltd.	19,934	74,743
Chemplast Sanmar, Ltd. (b)	18,532	102,964
Security Description	Shares	Value
Cholamandalam Financial Holdings, Ltd.	22,915	$ 152,494
Cholamandalam Investment & Finance Co., Ltd.	73,811	644,965
Cipla, Ltd.	85,927	1,117,529
City Union Bank, Ltd.	109,083	237,865
Clean Science & Technology, Ltd.	2,912	52,448
Coal India, Ltd.	274,784	747,494
Coforge, Ltd.	4,514	211,928
Colgate-Palmolive India, Ltd.	40,980	761,001
Computer Age Management Services, Ltd.	6,375	171,196
Container Corp. Of India, Ltd.	54,278	484,716
Coromandel International, Ltd.	19,045	204,228
CreditAccess Grameen, Ltd. (b)	5,585	61,791
CRISIL, Ltd.	2,098	77,786
Crompton Greaves Consumer Electricals, Ltd.	109,284	444,441
Cummins India, Ltd.	21,889	365,231
Cyient, Ltd.	29,605	290,235
Dabur India, Ltd.	155,395	1,054,594
Dalmia Bharat, Ltd.	13,320	299,921
Deepak Fertilisers & Petrochemicals Corp., Ltd.	8,754	75,705
Deepak Nitrite, Ltd.	11,783	282,761
Devyani International, Ltd. (b)	34,765	75,955
Dhani Services, Ltd. (b)	93,195	46,637
Divi's Laboratories, Ltd.	28,271	1,166,380
Dixon Technologies India, Ltd.	4,648	219,371
DLF, Ltd.	113,838	516,007
Dr Lal PathLabs, Ltd. (d)	7,802	213,176
Dr Reddy's Laboratories, Ltd.	20,833	1,067,096
eClerx Services, Ltd.	3,393	52,470
Edelweiss Financial Services, Ltd.	131,214	101,587
Eicher Motors, Ltd.	23,880	931,689
EID Parry India, Ltd.	12,949	88,990
EIH, Ltd. (b)	39,305	84,235
Elgi Equipments, Ltd.	20,000	101,414
Emami, Ltd.	51,808	266,179
Embassy Office Parks REIT	80,037	325,111
Endurance Technologies, Ltd. (d)	7,581	126,384
EPL ,Ltd.	15,437	31,842
Equitas Small Finance Bank, Ltd. (b)(d)	93,926	66,247
Exide Industries, Ltd.	109,934	239,521
FDC, Ltd. (b)	14,730	48,225
Federal Bank, Ltd.	246,452	414,229
Fine Organic Industries, Ltd.	1,104	76,610
Finolex Cables, Ltd.	8,417	55,652
Finolex Industries, Ltd.	49,960	113,109
Firstsource Solutions, Ltd.	34,036	42,087

See accompanying notes to financial statements.
116

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022

Security Description	Shares	Value
Fortis Healthcare, Ltd. (b)	65,478	$ 226,438
GAIL India, Ltd.	353,451	410,359
GAIL India, Ltd. GDR	2,133	15,016
Galaxy Surfactants, Ltd.	4,286	127,360
Garware Technical Fibres, Ltd.	1,337	50,354
GHCL, Ltd.	10,036	61,917
Gillette India, Ltd.	2,474	150,515
GlaxoSmithKline Pharmaceuticals, Ltd.	11,400	181,721
Glenmark Pharmaceuticals, Ltd.	20,328	104,220
GMM Pfaudler, Ltd.	2,412	45,687
GMR Airports Infrastructure, Ltd. (b)	532,807	256,002
Godrej Consumer Products, Ltd. (b)	84,594	893,743
Godrej Industries, Ltd. (b)	10,074	52,349
Godrej Properties, Ltd. (b)	22,450	332,340
Granules India, Ltd.	19,628	75,636
Graphite India, Ltd.	7,019	31,676
Grasim Industries, Ltd.	47,722	994,184
Great Eastern Shipping Co., Ltd.	12,319	99,901
Greenpanel Industries, Ltd.	9,124	37,205
Grindwell Norton, Ltd.	5,900	127,203
Gujarat Fluorochemicals, Ltd.	4,276	160,785
Gujarat Gas, Ltd.	23,682	139,164
Gujarat Narmada Valley Fertilizers & Chemicals, Ltd.	11,197	75,387
Gujarat Pipavav Port, Ltd.	38,312	46,611
Gujarat State Fertilizers & Chemicals, Ltd.	54,769	92,517
Gujarat State Petronet, Ltd.	30,640	97,664
Happiest Minds Technologies, Ltd.	7,184	76,520
Havells India, Ltd.	46,001	611,614
HCL Technologies, Ltd.	201,697	2,533,829
HDFC Life Insurance Co., Ltd. (d)	169,026	1,156,908
HeidelbergCement India, Ltd.	37,912	85,924
Hero MotoCorp, Ltd.	22,665	750,345
HFCL, Ltd.	79,838	71,124
Hindalco Industries, Ltd.	245,186	1,402,862
Hindustan Petroleum Corp., Ltd.	128,053	363,975
Hindustan Unilever, Ltd.	162,773	5,038,919
Hitachi Energy India, Ltd.	2,802	113,372
Housing Development Finance Corp., Ltd.	320,869	10,229,954
ICICI Bank, Ltd. ADR	61,022	1,335,772
ICICI Bank, Ltd.	836,252	9,004,897
ICICI Lombard General Insurance Co., Ltd. (d)	42,674	637,969
ICICI Prudential Life Insurance Co., Ltd. (d)	68,094	371,459
Security Description	Shares	Value
ICICI Securities, Ltd. (d)	17,119	$ 102,915
IDFC First Bank, Ltd. (b)	848,930	603,373
IDFC, Ltd.	302,285	297,060
IIFL Finance, Ltd.	39,096	227,402
IIFL Wealth Management, Ltd.	6,226	133,694
India Cements, Ltd.	20,093	53,056
Indiabulls Housing Finance, Ltd. (b)	83,213	155,603
Indiabulls Real Estate, Ltd. (b)	79,569	78,001
IndiaMart InterMesh, Ltd. (d)	3,152	164,572
Indian Bank	61,871	213,404
Indian Energy Exchange, Ltd. (d)	81,444	137,824
Indian Hotels Co., Ltd.	145,502	560,428
Indian Oil Corp., Ltd.	667,401	617,142
Indian Railway Catering & Tourism Corp., Ltd.	40,802	315,497
Indigo Paints, Ltd.	3,191	50,243
Indraprastha Gas, Ltd.	45,210	226,214
Indus Towers, Ltd.	117,220	269,848
Info Edge India, Ltd.	12,451	591,780
Infosys, Ltd. ADR	70,069	1,261,943
Infosys, Ltd.	556,060	10,137,190
Inox Leisure, Ltd. (b)	20,361	122,958
Intellect Design Arena, Ltd.	9,675	52,182
InterGlobe Aviation, Ltd. (b)(d)	19,361	469,855
Ipca Laboratories, Ltd.	22,647	230,795
IRB Infrastructure Developers, Ltd.	17,724	62,311
ITC, Ltd.	552,672	2,214,897
JB Chemicals & Pharmaceuticals, Ltd.	4,324	101,632
Jindal Stainless Hisar, Ltd. (b)	13,598	72,074
Jindal Stainless, Ltd. (b)	25,431	73,514
Jindal Steel & Power, Ltd.	83,402	585,316
JK Cement, Ltd.	6,371	224,914
JK Lakshmi Cement, Ltd.	7,195	70,998
JK Paper, Ltd.	11,415	56,447
JM Financial, Ltd.	51,311	44,346
JSW Steel, Ltd.	132,344	1,228,657
Jubilant Foodworks, Ltd.	71,064	438,985
Jubilant Ingrevia, Ltd.	9,180	58,650
Jubilant Pharmova, Ltd.	16,358	74,098
Just Dial, Ltd. (b)	11,761	85,425
Jyothy Labs, Ltd.	47,330	117,195
Kajaria Ceramics, Ltd.	12,979	182,017
Kalpataru Power Transmission, Ltd.	9,301	62,835
Kansai Nerolac Paints, Ltd.	27,581	146,440
Karur Vysya Bank, Ltd.	105,611	144,572
Kaveri Seed Co., Ltd.	10,556	65,935
KEC International, Ltd.	26,603	158,997
KEI Industries, Ltd.	9,323	165,060

See accompanying notes to financial statements.
117

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022

Security Description	Shares	Value
KNR Constructions, Ltd.	18,235	$ 56,173
Kotak Mahindra Bank, Ltd.	103,310	2,281,799
KPIT Technologies, Ltd.	32,871	279,819
KPR Mill, Ltd.	11,678	72,943
Krishna Institute of Medical Sciences, Ltd. (b)(d)	4,518	84,500
L&T Finance Holdings, Ltd.	129,907	137,005
Lakshmi Machine Works, Ltd.	1,452	212,939
Larsen & Toubro, Ltd. GDR	4,121	104,261
Larsen & Toubro, Ltd.	119,805	3,020,540
Laurus Labs, Ltd. (d)	56,662	257,010
Laxmi Organic Industries, Ltd.	11,013	39,523
Lemon Tree Hotels, Ltd. (b)(d)	48,077	49,774
LIC Housing Finance, Ltd.	53,162	266,131
Linde India, Ltd.	2,553	105,994
LTIMindtree, Ltd. (d)	25,366	1,338,483
Lupin, Ltd.	36,629	324,848
LUX Industries, Ltd. (b)	1,083	21,504
Mahanagar Gas, Ltd.	7,097	71,909
Mahindra & Mahindra Financial Services, Ltd.	73,974	209,770
Mahindra & Mahindra, Ltd. GDR	6,375	95,944
Mahindra & Mahindra, Ltd.	155,329	2,345,425
Mahindra CIE Automotive, Ltd.	16,385	68,150
Mahindra Lifespace Developers, Ltd.	12,533	55,121
Mahindra Logistics, Ltd. (d)	8,183	49,634
Manappuram Finance, Ltd.	62,089	87,171
Marico, Ltd.	117,750	725,672
Maruti Suzuki India, Ltd.	23,341	2,368,408
Mastek, Ltd.	1,831	37,826
Max Financial Services, Ltd. (b)	39,277	321,651
Max Healthcare Institute, Ltd. (b)	144,286	766,601
Medplus Health Services, Ltd. (b)	17,531	130,026
Metropolis Healthcare, Ltd. (d)	2,766	44,384
Mindspace Business Parks REIT (d)	37,000	149,516
Motherson Sumi Wiring India, Ltd.	307,234	216,508
Motilal Oswal Financial Services, Ltd.	11,474	95,191
Mphasis, Ltd.	14,477	345,222
MRF, Ltd.	408	436,631
Multi Commodity Exchange of India, Ltd.	5,986	112,455
Muthoot Finance, Ltd.	22,318	286,778
Narayana Hrudayalaya, Ltd.	8,685	79,832
Natco Pharma, Ltd.	13,136	89,180
National Aluminium Co., Ltd.	208,978	203,092
Security Description	Shares	Value
Navin Fluorine International, Ltd.	5,499	$ 270,480
Nazara Technologies, Ltd. (b)	7,862	55,185
NBCC India, Ltd.	75,439	35,381
NCC, Ltd.	48,477	49,163
Neogen Chemicals, Ltd.	3,049	46,092
NESCO, Ltd.	5,149	37,981
Nestle India, Ltd.	6,763	1,602,748
NIIT, Ltd.	10,587	39,952
Nippon Life India Asset Management, Ltd. (d)	14,668	44,174
NTPC, Ltd.	761,255	1,531,620
Nuvoco Vistas Corp., Ltd. (b)	27,030	119,271
Oberoi Realty, Ltd.	22,553	236,612
Oil & Natural Gas Corp., Ltd.	475,590	843,622
Oil India, Ltd.	33,154	83,436
Oracle Financial Services Software, Ltd.	7,966	291,116
Orient Electric, Ltd.	27,998	89,209
Page Industries, Ltd.	1,106	572,675
PB Fintech, Ltd. (b)	25,629	138,879
Persistent Systems, Ltd.	8,644	404,449
Petronet LNG, Ltd.	108,066	281,431
Phoenix Mills, Ltd.	20,201	347,346
PI Industries, Ltd.	13,454	556,163
Pidilite Industries, Ltd.	26,614	820,376
Piramal Enterprises, Ltd.	19,534	195,600
Piramal Pharma, Ltd. (b)	78,136	108,283
PNB Housing Finance, Ltd. (b)(d)	16,082	103,718
PNC Infratech, Ltd.	33,089	115,330
Polycab India, Ltd.	8,196	254,519
Polyplex Corp., Ltd.	4,159	80,088
Poonawalla Fincorp, Ltd.	34,257	127,661
Power Grid Corp. of India, Ltd.	578,845	1,495,215
Praj Industries, Ltd.	15,877	68,350
Prestige Estates Projects, Ltd.	24,187	135,524
Prince Pipes & Fittings, Ltd.	6,821	49,160
Procter & Gamble Health, Ltd.	760	36,314
PVR, Ltd. (b)	7,370	153,240
Quess Corp., Ltd. (d)	7,670	38,183
Radico Khaitan, Ltd.	12,968	158,695
Rain Industries, Ltd.	24,232	49,999
Rajesh Exports, Ltd.	10,314	91,221
Rallis India, Ltd.	37,687	110,401
Ramco Cements, Ltd.	18,699	158,274
Ratnamani Metals & Tubes, Ltd.	2,937	69,442
Raymond, Ltd.	9,369	166,554
RBL Bank, Ltd. (b)(d)	140,013	303,618
REC, Ltd.	266,211	374,877
Redington, Ltd.	90,456	197,685
Relaxo Footwears, Ltd.	16,812	184,936

See accompanying notes to financial statements.
118

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022

Security Description	Shares	Value
Reliance Industries, Ltd. GDR (d)	13,202	$ 811,923
Reliance Industries, Ltd.	539,864	16,622,043
Reliance Power, Ltd. (b)	342,941	59,485
Restaurant Brands Asia, Ltd. (b)	40,914	55,266
Route Mobile, Ltd.	2,470	36,293
Samvardhana Motherson International, Ltd.	374,994	336,103
Sanofi India, Ltd.	1,905	134,776
Sansera Engineering, Ltd. (d)	5,139	46,240
Sapphire Foods India, Ltd. (b)	5,264	85,091
Saregama India, Ltd.	9,720	45,281
SBI Cards & Payment Services, Ltd.	38,019	365,576
SBI Life Insurance Co., Ltd. (d)	81,412	1,211,684
Sheela Foam, Ltd. (b)(e)	2,006	31,487
Sheela Foam, Ltd. (e)	2,006	31,487
Shree Cement, Ltd.	2,013	566,683
Shree Renuka Sugars, Ltd. (b)	178,694	125,602
Shriram Finance, Ltd.	37,059	616,784
Siemens, Ltd. (b)	10,262	350,592
SKF India, Ltd.	5,041	274,144
Sobha, Ltd.	12,486	86,948
Solar Industries India, Ltd.	4,252	225,349
Sonata Software, Ltd.	10,165	69,262
SRF, Ltd.	25,345	701,667
State Bank of India	309,406	2,295,207
State Bank of India GDR	1,020	75,684
Sterlite Technologies, Ltd.	54,517	115,815
Strides Pharma Science, Ltd. (b)	26,243	110,977
Sumitomo Chemical India, Ltd.	12,208	72,041
Sun Pharma Advanced Research Co., Ltd. (b)	8,505	21,445
Sun Pharmaceutical Industries, Ltd.	169,989	2,057,621
Sun TV Network, Ltd.	9,639	56,700
Sundram Fasteners, Ltd.	23,040	270,615
Sunteck Realty, Ltd.	14,806	59,024
Suprajit Engineering, Ltd.	9,970	39,769
Supreme Industries, Ltd.	11,128	329,556
Supreme Petrochem, Ltd.	9,268	88,636
Suven Pharmaceuticals, Ltd.	18,967	113,463
Suzlon Energy, Ltd. (b)	1,382,752	177,169
Symphony, Ltd.	3,877	42,407
Syngene International, Ltd. (d)	36,318	257,053
Tanla Platforms, Ltd.	9,605	82,948
Tata Chemicals, Ltd.	23,860	270,282
Tata Coffee, Ltd.	17,606	46,308
Tata Communications, Ltd.	21,223	326,939
Security Description	Shares	Value
Tata Consultancy Services, Ltd.	169,978	$ 6,691,253
Tata Consumer Products, Ltd.	105,192	975,184
Tata Elxsi, Ltd.	7,054	535,969
Tata Investment Corp., Ltd.	2,223	56,708
Tata Motors, Ltd. ADR (b)	7,545	174,365
Tata Motors, Ltd. (b)	267,648	1,255,095
Tata Power Co., Ltd.	265,960	667,713
Tata Steel, Ltd. GDR	1,300	17,615
Tata Steel, Ltd.	1,275,700	1,737,068
Tata Teleservices Maharashtra, Ltd. (b)	66,994	75,108
TCI Express, Ltd.	4,120	89,325
TeamLease Services, Ltd. (b)	1,645	50,160
Tech Mahindra, Ltd.	101,298	1,244,522
Tejas Networks, Ltd. (b)(d)	6,983	48,817
Thermax, Ltd.	9,721	231,269
Timken India, Ltd.	6,375	239,176
Titan Co., Ltd.	65,122	2,044,656
Torrent Pharmaceuticals, Ltd.	18,202	341,158
Torrent Power, Ltd.	20,143	119,877
Trent, Ltd.	29,084	475,071
Trident, Ltd.	139,708	57,839
TTK Prestige, Ltd.	4,980	48,280
Tube Investments of India, Ltd.	19,474	653,343
TV18 Broadcast, Ltd. (b)	322,994	144,650
TVS Motor Co., Ltd.	37,397	490,641
UltraTech Cement, Ltd.	18,364	1,544,736
United Spirits, Ltd. (b)	54,791	581,190
UNO Minda, Ltd.	35,498	223,638
UPL, Ltd.	79,996	692,483
UTI Asset Management Co., Ltd.	5,427	56,474
Vaibhav Global, Ltd.	5,835	21,928
Vakrangee, Ltd.	96,154	32,253
Vardhman Textiles, Ltd. (b)	15,810	63,093
Varun Beverages, Ltd.	42,287	676,014
Vedanta, Ltd.	170,770	636,595
V-Guard Industries, Ltd.	20,544	64,912
Vinati Organics, Ltd.	4,690	113,092
VIP Industries, Ltd.	8,149	65,814
V-Mart Retail, Ltd.	2,562	88,038
Vodafone Idea, Ltd. (b)	1,677,930	160,228
Voltas, Ltd.	37,489	362,451
Welspun Corp., Ltd.	29,482	84,440
Welspun India, Ltd.	35,592	33,170
Westlife Foodworld, Ltd. (b)	16,453	157,032
Whirlpool of India, Ltd.	7,924	143,394
Wipro, Ltd. ADR (a)	19,054	88,792
Wipro, Ltd.	216,618	1,028,366
Wockhardt, Ltd. (b)	21,369	57,613
Yes Bank, Ltd. (b)	2,045,987	509,456
Zee Entertainment Enterprises, Ltd.	173,637	503,826
Zensar Technologies, Ltd.	13,013	33,504

See accompanying notes to financial statements.
119

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STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022

Security Description	Shares	Value
ZF Commercial Vehicle Control Systems India, Ltd.	1,191	$ 129,000
Zomato, Ltd. (b)	511,402	366,568
Zydus Wellness, Ltd.	5,126	93,362
		208,143,011
INDONESIA — 0.6%
Ace Hardware Indonesia Tbk PT	1,445,300	46,049
Adaro Energy Indonesia Tbk PT	2,432,700	601,631
AKR Corporindo Tbk PT	3,026,000	272,131
Aneka Tambang Tbk	2,322,500	296,140
Astra Agro Lestari Tbk PT	154,200	79,490
Astra International Tbk PT	3,641,900	1,333,472
Bank Aladin Syariah Tbk PT (b)	1,000,000	90,895
Bank BTPN Syariah Tbk PT	170,800	30,611
Bank Central Asia Tbk PT	10,119,500	5,557,843
Bank Jago Tbk PT (b)	655,100	156,542
Bank Mandiri Persero Tbk PT	3,146,100	2,005,784
Bank Negara Indonesia Persero Tbk PT	1,257,200	744,992
Bank Neo Commerce Tbk PT (b)	638,888	26,471
Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk PT	555,000	47,951
Bank Pembangunan Daerah Jawa Timur Tbk PT	959,000	43,738
Bank Rakyat Indonesia Persero Tbk PT	12,474,017	3,958,352
Bank Tabungan Negara Persero Tbk PT	1,217,700	105,598
Barito Pacific Tbk PT	4,776,223	231,640
Berkah Beton Sadaya Tbk PT	3,287,000	156,247
BFI Finance Indonesia Tbk PT	2,268,000	153,701
Bukit Asam Tbk PT	469,600	111,310
Bumi Resources Minerals Tbk PT (b)	2,386,000	24,370
Bumi Serpong Damai Tbk PT (b)	1,332,000	78,718
Bumitama Agri, Ltd.	133,900	58,903
Charoen Pokphand Indonesia Tbk PT	1,602,300	581,532
Ciputra Development Tbk PT	929,100	56,101
Digital Mediatama Maxima Tbk PT (b)	388,500	24,706
Erajaya Swasembada Tbk PT	1,523,700	38,368
First Pacific Co., Ltd.	386,000	115,232
First Resources, Ltd.	108,800	120,060
Golden Agri-Resources, Ltd.	1,396,500	260,308
Gudang Garam Tbk PT	69,400	80,244
Indah Kiat Pulp & Paper Tbk PT	403,700	226,259
Indo Tambangraya Megah Tbk PT	115,300	289,037
Security Description	Shares	Value
Indocement Tunggal Prakarsa Tbk PT	240,300	$ 152,816
Indofood CBP Sukses Makmur Tbk PT	604,300	388,181
Indofood Sukses Makmur Tbk PT	1,089,000	470,437
Industri Jamu Dan Farmasi Sido Muncul Tbk PT	2,079,505	100,853
Japfa Comfeed Indonesia Tbk PT	2,105,200	175,123
Jasa Marga Persero Tbk PT (b)	371,675	71,148
Kalbe Farma Tbk PT	3,975,800	533,767
Lippo Karawaci Tbk PT (b)	12,717,700	64,538
Medco Energi Internasional Tbk PT	3,023,500	197,132
Media Nusantara Citra Tbk PT (b)	1,186,900	56,419
Medikaloka Hermina Tbk PT	1,020,600	101,617
Merdeka Copper Gold Tbk PT (b)	1,980,252	524,081
Metro Healthcare Indonesia Tbk PT (b)	5,468,200	167,199
Mitra Adiperkasa Tbk PT (b)	2,793,900	259,334
Nickel Industries, Ltd.	234,700	154,387
Pabrik Kertas Tjiwi Kimia Tbk PT	133,200	60,322
Pacific Strategic Financial Tbk PT (b)	2,687,400	195,071
Pakuwon Jati Tbk PT	1,357,000	39,749
Perusahaan Gas Negara Tbk PT	2,224,000	251,437
Sarana Menara Nusantara Tbk PT	5,005,800	353,710
Semen Indonesia Persero Tbk PT	625,265	264,083
Smartfren Telecom Tbk PT (b)	6,214,000	26,345
Sumber Alfaria Trijaya Tbk PT	2,799,400	476,532
Summarecon Agung Tbk PT	988,789	38,427
Surya Citra Media Tbk PT	2,556,000	33,823
Surya Esa Perkasa Tbk PT	487,400	28,648
Telkom Indonesia Persero Tbk PT	8,348,000	2,010,920
Timah Tbk PT	378,800	28,469
Transcoal Pacific Tbk PT	285,500	145,799
Unilever Indonesia Tbk PT	2,067,100	624,080
United Tractors Tbk PT	282,900	473,847
Vale Indonesia Tbk PT (b)	424,800	193,742
Waskita Karya Persero Tbk PT (b)	3,149,800	72,839
Wijaya Karya Persero Tbk PT (b)	1,310,600	67,351
XL Axiata Tbk PT	464,200	63,812
		26,870,464

See accompanying notes to financial statements.
120

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STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022

Security Description	Shares	Value
IRAQ — 0.0% (f)
Genel Energy PLC	56,734	$ 85,034
Gulf Keystone Petroleum, Ltd.	34,974	84,561
		169,595
IRELAND — 0.4%
AerCap Holdings NV (b)	25,123	1,465,173
AIB Group PLC	139,946	540,076
Bank of Ireland Group PLC	182,739	1,735,750
C&C Group PLC (b)	56,746	119,660
Cairn Homes PLC	98,009	90,793
COSMO Pharmaceuticals NV (a)	2,102	139,043
CRH PLC (a)	142,350	5,622,669
Dalata Hotel Group PLC (b)	26,175	91,348
Flutter Entertainment PLC (a)(b)(e)	19,897	2,713,841
Flutter Entertainment PLC (b)(e)	11,326	1,538,155
Glanbia PLC	39,712	505,201
Glenveagh Properties PLC (a)(b)(d)	87,042	78,590
Greencore Group PLC (b)	60,591	46,756
Irish Residential Properties REIT PLC (a)	89,200	106,051
Kerry Group PLC Class A	29,959	2,693,467
Keywords Studios PLC	14,867	487,147
Kingspan Group PLC	28,301	1,527,730
Origin Enterprises PLC	14,761	67,898
Smurfit Kappa Group PLC	45,376	1,673,655
Uniphar PLC (a)	37,380	123,671
		21,366,674
ISRAEL — 0.6%
AFI Properties, Ltd. (b)	2,219	65,507
Africa Israel Residences, Ltd.	2,183	96,522
Airport City, Ltd. (b)	13,375	213,371
Alony Hetz Properties & Investments, Ltd.	26,501	269,032
Altshuler Shaham Penn, Ltd.	6,613	13,028
Amot Investments, Ltd.	39,500	231,133
Arad Investment & Industrial Development, Ltd.	1,074	133,687
Ashtrom Group, Ltd.	6,844	127,919
AudioCodes, Ltd.	6,116	107,540
Azorim-Investment Development & Construction Co., Ltd.	27,782	88,921
Azrieli Group, Ltd.	7,785	517,196
Bank Hapoalim BM	237,132	2,127,009
Bank Leumi Le-Israel BM	287,303	2,383,804
Bezeq The Israeli Telecommunication Corp., Ltd.	370,790	633,678
Big Shopping Centers, Ltd. (b)	2,046	208,600
Blue Square Real Estate, Ltd.	992	58,350
Security Description	Shares	Value
Camtek, Ltd. (b)	5,820	$ 123,605
Cellcom Israel, Ltd. (b)	30,780	160,802
Check Point Software Technologies, Ltd. (b)	19,110	2,410,918
Clal Insurance Enterprises Holdings, Ltd. (b)	14,033	235,224
Danel Adir Yeoshua, Ltd.	1,347	105,331
Danya Cebus, Ltd.	1,393	34,121
Delek Automotive Systems, Ltd.	9,266	108,137
Delek Group, Ltd. (b)	1,635	178,472
Delta Galil, Ltd.	2,065	86,097
Doral Group Renewable Energy Resources, Ltd. (b)	29,857	69,776
Elbit Systems, Ltd.	5,087	824,166
Elco, Ltd.	2,531	129,039
Electra Consumer Products 1970, Ltd.	2,139	61,523
Electra Real Estate, Ltd.	7,672	73,549
Electra, Ltd.	418	224,871
Energix-Renewable Energies, Ltd.	41,880	131,484
Enlight Renewable Energy, Ltd. (b)	171,015	346,452
Equital, Ltd. (b)	3,782	112,278
Fattal Holdings 1998, Ltd. (b)	970	81,449
FIBI Holdings, Ltd.	4,162	172,169
First International Bank Of Israel, Ltd.	9,865	387,616
Formula Systems 1985, Ltd.	1,777	127,962
Fox Wizel, Ltd.	1,835	166,440
G City, Ltd.	12,106	36,680
Gilat Satellite Networks, Ltd. (b)	8,589	47,295
Harel Insurance Investments & Financial Services, Ltd.	26,038	227,889
Hilan, Ltd.	2,662	131,478
ICL Group, Ltd.	134,506	968,177
IDI Insurance Co., Ltd.	1,267	27,261
Innoviz Technologies, Ltd. (b)	19,130	75,181
Isracard, Ltd.	49,413	143,370
Israel Canada T.R, Ltd.	17,962	38,809
Israel Corp., Ltd.	754	263,732
Israel Discount Bank, Ltd. Class A	234,191	1,224,815
Israel Land Development Co., Ltd.	3,038	33,277
Isras Investment Co., Ltd.	573	108,879
Ituran Location & Control, Ltd.	6,200	131,006
Kornit Digital, Ltd. (b)	10,500	241,185
M Yochananof & Sons, Ltd.	756	40,334
Magic Software Enterprises, Ltd.	4,827	76,679
Malam - Team, Ltd.	1,370	29,214
Matrix IT, Ltd.	6,184	128,469
Maytronics, Ltd.	9,751	96,621

See accompanying notes to financial statements.
121

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022

Security Description	Shares	Value
Mega Or Holdings, Ltd.	5,861	$ 160,097
Melisron, Ltd.	4,921	351,458
Menora Mivtachim Holdings, Ltd.	4,497	87,000
Migdal Insurance & Financial Holding, Ltd. (b)	75,361	85,666
Mivne Real Estate KD, Ltd.	107,699	341,245
Mizrahi Tefahot Bank, Ltd.	29,335	943,198
Nano Dimension, Ltd. ADR (a)(b)	63,800	146,740
Nano-X Imaging, Ltd. (a)(b)	11,300	83,394
Naphtha Israel Petroleum Corp., Ltd. (b)	12,597	58,093
Nayax, Ltd. (b)	1,321	24,819
NEOGAMES SA (b)	2,800	34,132
Neto Malinda Trading, Ltd. (b)	1,889	46,706
Nice, Ltd. (b)	11,850	2,271,022
Nova Ltd. (b)	5,132	412,816
Oil Refineries, Ltd.	372,498	130,081
One Software Technologies, Ltd.	7,032	97,675
OPC Energy, Ltd. (b)	20,175	224,752
OY Nofar Energy, Ltd. (b)	2,491	65,653
Partner Communications Co., Ltd. (b)	24,825	178,957
Paz Oil Co., Ltd. (b)	1,806	224,358
Perion Network, Ltd. (b)	7,513	185,609
Phoenix Holdings, Ltd.	26,956	286,430
Plus500, Ltd.	17,814	386,570
Prashkovsky Investments and Construction, Ltd.	1,044	23,979
Property & Building Corp., Ltd. (b)	682	36,869
Radware, Ltd. (b)	9,900	195,525
Rami Levy Chain Stores Hashikma Marketing 2006, Ltd.	1,480	103,101
REIT 1, Ltd.	33,086	163,114
Retailors, Ltd.	1,806	33,923
Sapiens International Corp. NV	5,908	105,930
Sella Capital Real Estate, Ltd. REIT	33,394	77,641
Shapir Engineering and Industry, Ltd.	29,728	233,587
Shikun & Binui, Ltd. (b)	47,570	132,227
Shufersal, Ltd.	47,479	272,272
SimilarWeb, Ltd. (a)(b)	2,600	16,718
Sisram Medical, Ltd. (d)	17,200	19,657
Strauss Group, Ltd.	10,127	266,738
Summit Real Estate Holdings, Ltd.	5,965	75,267
Taboola.com, Ltd. (a)(b)	31,186	96,053
Tadiran Group, Ltd.	1,085	108,022
Teva Pharmaceutical Industries, Ltd. ADR (b)	182,953	1,668,531
Security Description	Shares	Value
Teva Pharmaceutical Industries, Ltd. (b)	25,290	$ 232,330
Tower Semiconductor, Ltd. (b)	19,500	847,948
Tremor International, Ltd. (a)(b)	12,248	39,131
Wix.com, Ltd. (b)	11,000	845,130
YH Dimri Construction & Development, Ltd.	2,050	126,714
ZIM Integrated Shipping Services, Ltd. (a)	17,500	300,825
		30,544,832
ITALY — 1.4%
A2A SpA	329,629	437,987
ACEA SpA	6,680	92,110
AMCO - Asset Management Co. SpA Class B (a)(c)	403	—
Amplifon SpA	23,358	693,520
Anima Holding SpA (d)	38,797	154,942
Antares Vision SpA (b)	8,788	75,313
Ariston Holding NV	18,227	187,136
Arnoldo Mondadori Editore SpA	41,346	79,781
Ascopiave SpA	16,517	42,218
Assicurazioni Generali SpA	208,251	3,692,780
Autogrill SpA (b)	35,578	245,366
Azimut Holding SpA	21,251	474,695
Banca Generali SpA	10,823	370,320
Banca IFIS SpA	5,425	77,063
Banca Mediolanum SpA	47,836	398,111
Banca Monte dei Paschi di Siena SpA (b)	255	524
Banca Popolare di Sondrio SPA	95,663	385,924
Banco BPM SpA	260,004	925,149
BFF Bank SpA (d)	25,075	198,301
Biesse SpA	4,132	55,917
BPER Banca (a)	219,007	448,421
Brembo SpA	31,950	356,331
Brunello Cucinelli SpA	5,684	419,178
Buzzi Unicem SpA	18,911	363,290
Carel Industries SpA (d)	5,036	126,305
CIR SpA-Compagnie Industriali (b)	81,273	37,688
Coca-Cola HBC AG	35,452	841,390
Credito Emiliano SpA	12,829	90,776
Cromwell European Real Estate Investment Trust	89,560	143,374
Danieli & C Officine Meccaniche SpA	5,774	88,244
Danieli & C Officine Meccaniche SpA	1,537	34,120
Davide Campari-Milano NV	101,491	1,027,271
De' Longhi SpA	14,428	323,056
DiaSorin SpA	4,645	646,442
Digital Value SpA (b)	503	35,806

See accompanying notes to financial statements.
122

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STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022

Security Description	Shares	Value
doValue SpA (d)	6,479	$ 49,509
El.En. SpA	10,888	165,588
Enav SpA (d)	44,871	189,639
Enel SpA	1,513,689	8,125,884
Eni SpA	463,109	6,566,643
ERG SpA	9,874	305,181
Esprinet SpA	3,797	27,293
Ferrari NV	23,534	5,028,353
Fila SpA	4,681	34,771
Fincantieri SpA (a)(b)	59,925	33,928
FinecoBank Banca Fineco SpA	116,043	1,922,103
Gruppo MutuiOnline SpA	3,985	111,939
GVS SpA (a)(b)(d)	12,903	55,771
Hera SpA	169,891	456,735
Infrastrutture Wireless Italiane SpA (d)	62,299	625,923
Interpump Group SpA	13,724	617,515
Intesa Sanpaolo SpA ADR	3,076,585	6,823,079
Iren SpA	115,861	181,522
Italgas SpA	98,515	545,677
Italmobiliare SpA	2,891	78,832
Iveco Group NV (b)	29,530	175,165
Juventus Football Club SpA (a)(b)	93,321	31,492
Leonardo SpA	70,318	604,878
Maire Tecnimont SpA	17,380	57,538
MARR SpA	3,554	43,240
Mediobanca Banca di Credito Finanziario SpA (a)	109,164	1,046,683
MFE-MediaForEurope NV Class A	40,137	15,481
MFE-MediaForEurope NV Class B (a)	40,137	24,053
Moncler SpA	39,006	2,060,642
Nexi SpA (b)(d)	97,878	769,454
OVS SpA (d)	29,909	67,224
Pharmanutra SpA	582	38,697
Piaggio & C SpA	24,484	73,270
Pirelli & C SpA (d)	51,939	221,949
Poste Italiane SpA (d)	96,985	944,607
Prysmian SpA	48,490	1,793,687
RAI Way SpA (d)	11,872	68,547
Recordati Industria Chimica e Farmaceutica SpA	19,400	802,305
Reply SpA	4,075	465,347
Safilo Group SpA (b)	36,831	59,827
Saipem SpA (b)	229,319	275,945
Salcef Group SpA	3,946	73,362
Salvatore Ferragamo SpA (a)	6,814	119,919
Sanlorenzo SpA/Ameglia	2,587	102,018
Saras SpA (b)	89,482	109,729
Seco SpA (a)(b)	5,196	29,668
Sesa SpA	1,926	238,441
Snam SpA	382,713	1,849,054
SOL SpA	4,973	93,942
Spaxs SpA (b)	8,543	62,911
Security Description	Shares	Value
Tamburi Investment Partners SpA	17,060	$ 133,095
Technogym SpA (d)	19,420	148,191
Technoprobe SpA (b)	20,000	143,011
Telecom Italia SpA (a)(b)	1,562,595	360,719
Terna - Rete Elettrica Nazionale	266,809	1,964,787
Tinexta SpA	5,449	132,592
Tod's SpA (b)	3,016	97,466
UniCredit SpA	355,867	5,040,691
Unipol Gruppo SpA	82,833	402,943
Webuild SpA (a)	51,213	75,153
Wiit SpA (a)	1,415	27,183
Zignago Vetro SpA	3,618	54,444
		66,414,084
JAPAN — 15.0%
77 Bank, Ltd.	8,100	135,670
ABC-Mart, Inc.	6,900	390,640
Activia Properties, Inc. REIT	135	422,562
Adastria Co., Ltd.	7,500	133,294
ADEKA Corp.	13,800	226,331
Advance Logistics Investment Corp. REIT	82	89,989
Advance Residence Investment Corp. REIT	253	650,021
Advantest Corp.	35,200	2,262,276
Aeon Co., Ltd.	122,100	2,575,348
Aeon Delight Co., Ltd.	3,300	75,782
AEON Financial Service Co., Ltd.	15,600	165,524
Aeon Hokkaido Corp. (a)	3,200	27,114
Aeon Mall Co., Ltd.	21,600	279,116
AEON REIT Investment Corp.	303	354,796
AGC, Inc. (a)	36,800	1,225,783
Ai Holdings Corp. (a)	4,100	65,099
Aica Kogyo Co., Ltd.	7,500	177,915
Aichi Corp.	11,000	64,360
Aichi Financial Group, Inc.	6,400	111,707
Aida Engineering, Ltd.	8,700	51,365
Aiful Corp.	60,800	182,937
Ain Holdings, Inc.	3,800	173,951
Air Water, Inc.	33,100	385,073
Airtrip Corp. (a)	3,000	55,523
Aisin Corp.	27,500	735,723
Ajinomoto Co., Inc.	85,900	2,624,297
Alfresa Holdings Corp.	33,800	429,336
Alpen Co., Ltd. (a)	6,500	96,211
Alpha Systems, Inc.	1,000	31,339
Alps Alpine Co., Ltd.	32,000	290,303
Amada Co., Ltd.	61,600	482,734
Amano Corp.	9,900	182,551
Amvis Holdings, Inc.	6,600	167,070
ANA Holdings, Inc. (b)	28,700	609,042
Anicom Holdings, Inc.	7,200	31,650
Anritsu Corp.	27,500	267,195

See accompanying notes to financial statements.
123

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022

Security Description	Shares	Value
AOKI Holdings, Inc. (a)	8,500	$ 44,064
Aozora Bank, Ltd. (a)	21,300	418,913
Appier Group, Inc. (b)	11,600	119,389
Arata Corp.	1,900	60,408
Arcland Service Holdings Co., Ltd. (a)	4,100	67,119
Arclands Corp.	9,000	106,954
Arcs Co., Ltd.	8,800	146,461
Argo Graphics, Inc.	2,900	81,761
Ariake Japan Co., Ltd.	2,700	89,321
ARTERIA Networks Corp.	5,200	48,987
As One Corp.	6,000	261,927
Asahi Group Holdings, Ltd.	85,100	2,656,614
Asahi Holdings, Inc.	11,500	167,778
Asahi Intecc Co., Ltd.	41,200	675,712
Asahi Kasei Corp.	235,900	1,683,097
Asics Corp.	28,400	627,213
ASKUL Corp.	4,800	62,171
Astellas Pharma, Inc.	342,600	5,209,950
Atom Corp. (a)(b)	21,200	124,522
Autobacs Seven Co., Ltd.	12,200	133,516
Avex, Inc.	6,600	84,235
Awa Bank, Ltd.	4,900	79,175
Axial Retailing, Inc.	2,100	53,954
Azbil Corp.	21,900	551,878
AZ-COM MARUWA Holdings, Inc.	5,400	64,459
Bandai Namco Holdings, Inc.	37,200	2,344,013
Bank of Kyoto, Ltd.	10,200	453,007
BayCurrent Consulting, Inc.	25,000	779,681
Belc Co., Ltd.	1,500	65,368
Bell System24 Holdings, Inc.	3,500	36,155
Belluna Co., Ltd. (a)	8,800	45,352
Benefit One, Inc.	17,200	251,981
Benesse Holdings, Inc.	11,900	180,919
BeNext-Yumeshin Group Co. (a)	10,803	139,269
Bengo4.com, Inc. (a)(b)	2,500	49,187
Bic Camera, Inc.	14,200	137,970
BIPROGY, Inc.	14,800	375,202
BML, Inc.	3,000	76,282
Bridgestone Corp. (a)	106,800	3,797,028
Brother Industries, Ltd.	44,400	675,363
Bunka Shutter Co., Ltd.	10,500	88,173
Bushiroad, Inc.	6,600	33,514
C Uyemura & Co., Ltd.	2,600	119,807
Calbee, Inc.	14,300	324,268
Canon Electronics, Inc. (a)	2,900	33,320
Canon Marketing Japan, Inc.	6,900	156,308
Canon, Inc. (a)	186,500	4,036,157
Capcom Co., Ltd.	35,200	1,123,135
Casio Computer Co., Ltd.	35,400	360,318
Cawachi, Ltd.	5,300	89,535
Cellebrite DI, Ltd. (a)(b)	9,577	41,756
Cellsource Co., Ltd. (a)(b)	1,400	42,495
Central Glass Co., Ltd.	4,900	104,354
Security Description	Shares	Value
Central Japan Railway Co.	27,100	$ 3,328,322
Change, Inc.	6,500	107,196
Chiba Bank, Ltd.	97,800	713,052
Chiyoda Corp. (a)(b)	30,000	81,625
Chofu Seisakusho Co., Ltd. (a)	3,100	45,133
Chubu Electric Power Co., Inc.	120,100	1,239,730
Chudenko Corp.	3,000	47,474
Chugai Pharmaceutical Co., Ltd.	124,900	3,188,171
Chugin Financial Group, Inc.	22,200	160,849
Chugoku Electric Power Co., Inc. (a)(b)	53,500	273,694
Chugoku Marine Paints, Ltd. (a)	8,400	60,734
CI Takiron Corp.	12,200	46,601
Citizen Watch Co., Ltd. (a)	36,600	164,491
CKD Corp.	7,700	109,654
Coca-Cola Bottlers Japan Holdings, Inc.	22,100	240,689
COLOPL, Inc.	4,900	23,322
Colowide Co., Ltd. (a)	11,900	160,266
Comforia Residential REIT, Inc.	118	265,253
COMSYS Holdings Corp.	22,700	398,276
Comture Corp. (a)	6,200	112,915
Concordia Financial Group, Ltd.	197,100	821,592
Cosmo Energy Holdings Co., Ltd.	15,400	407,336
Cosmos Pharmaceutical Corp.	4,100	414,521
CRE Logistics REIT, Inc.	137	190,738
Create Restaurants Holdings, Inc. (a)	31,600	217,939
Create SD Holdings Co., Ltd.	4,000	100,193
Credit Saison Co., Ltd.	26,700	344,209
Curves Holdings Co., Ltd.	4,300	28,222
CyberAgent, Inc. (a)	80,200	709,944
CYBERDYNE, Inc. (a)(b)	11,000	25,094
Cybozu, Inc. (a)	7,400	135,948
Dai Nippon Printing Co., Ltd.	44,800	899,769
Daicel Corp.	53,800	389,397
Daido Steel Co., Ltd.	4,200	137,353
Daifuku Co., Ltd.	18,400	861,814
Daihen Corp.	3,000	87,991
Daiho Corp. (a)	2,700	80,522
Dai-ichi Life Holdings, Inc.	182,600	4,143,426
Daiichi Sankyo Co., Ltd.	324,200	10,442,609
Daiichikosho Co., Ltd.	8,900	268,460
Daiken Corp.	4,000	63,451
Daiki Aluminium Industry Co., Ltd. (a)	6,500	61,135
Daikin Industries, Ltd.	46,100	7,057,638
Daikokutenbussan Co., Ltd.	2,200	89,537
Daio Paper Corp.	20,200	154,931

See accompanying notes to financial statements.
124

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STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022

Security Description	Shares	Value
Daiseki Co., Ltd.	10,660	$ 366,792
Daishi Hokuetsu Financial Group, Inc.	5,500	119,550
Daito Trust Construction Co., Ltd.	11,200	1,149,327
Daiwa House Industry Co., Ltd.	111,800	2,575,014
Daiwa House REIT Investment Corp.	425	945,053
Daiwa Industries, Ltd.	6,600	56,373
Daiwa Office Investment Corp. REIT	53	257,077
Daiwa Securities Group, Inc.	243,700	1,076,790
Daiwa Securities Living Investments Corp. REIT	300	261,245
Daiwabo Holdings Co., Ltd.	15,300	225,653
DCM Holdings Co., Ltd.	20,900	190,396
Demae-Can Co., Ltd. (a)(b)	9,700	31,612
DeNA Co., Ltd. (a)	12,800	171,320
Denka Co., Ltd.	13,800	316,382
Denso Corp.	80,800	4,002,492
Dentsu Group, Inc. (a)	39,900	1,253,443
Descente, Ltd.	5,100	124,847
Dexerials Corp. (a)	9,400	181,667
DIC Corp. (a)	13,700	241,511
Digital Arts, Inc.	1,700	71,765
Digital Garage, Inc.	4,800	166,433
Dip Corp.	5,500	157,982
Direct Marketing MiX, Inc. (a)	6,600	77,632
Disco Corp.	5,400	1,544,962
DMG Mori Co., Ltd. (a)	20,500	272,670
Doshisha Co., Ltd.	4,900	60,273
Doutor Nichires Holdings Co., Ltd.	3,100	40,387
Dowa Holdings Co., Ltd.	9,500	298,799
DTS Corp.	5,600	126,562
Duskin Co., Ltd.	11,700	265,311
DyDo Group Holdings, Inc. (a)	1,000	36,076
Earth Corp.	3,300	126,553
East Japan Railway Co.	56,800	3,237,228
Ebara Corp.	18,000	643,905
EDION Corp. (a)	11,900	115,983
eGuarantee, Inc.	9,200	170,341
Eiken Chemical Co., Ltd.	8,200	106,209
Eisai Co., Ltd.	47,000	3,100,443
Eizo Corp.	1,600	41,532
Elan Corp. (a)	4,000	28,436
Elecom Co., Ltd.	10,000	102,315
Electric Power Development Co., Ltd.	26,300	417,786
EM Systems Co., Ltd. (a)	15,200	93,772
en japan, Inc.	9,200	169,016
ENEOS Holdings, Inc.	572,000	1,942,143
eRex Co., Ltd.	3,000	49,384
ES-Con Japan, Ltd. (a)	18,200	107,866
euglena Co., Ltd. (b)	22,900	170,086
Security Description	Shares	Value
Exedy Corp.	3,100	$ 37,967
EXEO Group, Inc.	16,800	286,228
Ezaki Glico Co., Ltd.	9,400	257,895
Fancl Corp.	13,900	283,173
FANUC Corp.	36,100	5,426,833
Fast Retailing Co., Ltd.	10,800	6,591,565
FCC Co., Ltd.	3,600	36,861
Ferrotec Holdings Corp.	7,100	149,969
Financial Partners Group Co., Ltd.	14,500	122,312
Food & Life Cos., Ltd.	18,700	368,203
FP Corp.	7,000	201,069
Freee KK (a)(b)	7,800	173,090
Frontier Real Estate Investment Corp. REIT (a)	103	399,682
Fuji Co., Ltd.	4,000	55,478
Fuji Corp.	19,800	289,621
Fuji Electric Co., Ltd.	22,800	869,180
Fuji Kyuko Co., Ltd.	4,100	148,532
Fuji Media Holdings, Inc.	5,100	41,513
Fuji Oil Holdings, Inc.	9,500	146,735
Fuji Seal International, Inc.	6,200	79,365
Fuji Soft, Inc.	4,500	257,835
Fujicco Co., Ltd. (a)	4,500	65,311
FUJIFILM Holdings Corp.	67,600	3,394,217
Fujikura, Ltd.	39,500	300,565
Fujimi, Inc.	2,900	137,368
Fujimori Kogyo Co., Ltd.	2,700	62,003
Fujio Food Group, Inc. (a)	4,800	48,347
Fujitec Co., Ltd.	9,700	220,326
Fujitsu General, Ltd.	11,300	271,056
Fujitsu, Ltd.	36,700	4,899,545
Fujiya Co., Ltd. (a)	3,600	69,111
Fukui Computer Holdings, Inc.	3,000	60,070
Fukuoka Financial Group, Inc.	32,300	735,621
Fukuoka REIT Corp.	190	245,807
Fukushima Galilei Co., Ltd.	2,400	76,305
Fukuyama Transporting Co., Ltd.	4,200	97,563
FULLCAST Holdings Co., Ltd.	7,200	154,101
Funai Soken Holdings, Inc. (a)	9,400	193,635
Furukawa Co., Ltd.	5,200	49,854
Furukawa Electric Co., Ltd.	16,900	316,879
Fuso Chemical Co., Ltd.	3,100	79,882
Future Corp.	8,700	108,598
Fuyo General Lease Co., Ltd.	2,900	189,458
G-7 Holdings, Inc.	8,400	105,298
Genky DrugStores Co., Ltd. (a)	3,300	90,913
Geo Holdings Corp.	5,700	94,176
Giken, Ltd.	2,200	48,370
Global One Real Estate Investment Corp. REIT	139	113,669

See accompanying notes to financial statements.
125

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STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022

Security Description	Shares	Value
GLOBERIDE, Inc.	4,700	$ 91,047
Glory, Ltd.	9,800	162,956
GLP J-REIT	823	943,726
GMO Financial Gate, Inc. (a)	400	46,201
GMO Financial Holdings, Inc.	5,300	20,526
GMO GlobalSign Holdings KK (a)	1,000	31,187
GMO internet group, Inc.	11,300	211,193
GMO Payment Gateway, Inc.	7,900	653,818
GNI Group, Ltd. (a)(b)	6,700	70,735
Goldcrest Co., Ltd. (a)	3,600	45,865
Goldwin, Inc.	4,400	318,466
Gree, Inc. (a)	15,200	80,179
GS Yuasa Corp.	11,800	189,594
G-Tekt Corp.	3,300	36,090
GungHo Online Entertainment, Inc.	7,200	116,339
Gunma Bank, Ltd.	63,000	240,646
Gunze, Ltd.	1,500	47,975
H.U. Group Holdings, Inc.	13,300	290,404
H2O Retailing Corp.	13,300	130,031
Hachijuni Bank, Ltd.	54,100	225,101
Hakuhodo DY Holdings, Inc.	49,800	501,982
Hakuto Co., Ltd.	1,900	60,120
Halows Co., Ltd.	1,500	33,093
Hamakyorex Co., Ltd.	2,200	52,439
Hamamatsu Photonics KK	25,600	1,226,208
Hankyu Hanshin Holdings, Inc.	43,000	1,277,502
Hankyu Hanshin REIT, Inc.	94	108,644
Hanwa Co., Ltd.	6,000	170,298
Harmonic Drive Systems, Inc. (a)	8,900	250,585
Haseko Corp.	43,300	483,390
Hazama Ando Corp.	38,400	244,757
Heiwa Corp.	10,800	203,403
Heiwa Real Estate Co., Ltd.	5,200	144,439
Heiwa Real Estate REIT, Inc.	143	164,410
Heiwado Co., Ltd.	3,000	48,702
Hiday Hidaka Corp.	3,500	51,302
Hikari Tsushin, Inc.	3,800	536,254
Hino Motors, Ltd. (b)	48,400	184,510
Hioki EE Corp. (a)	2,100	100,747
Hirata Corp.	2,600	107,590
Hirogin Holdings, Inc.	54,100	271,023
Hirose Electric Co., Ltd.	5,500	691,955
HIS Co., Ltd. (a)(b)	9,300	147,029
Hisamitsu Pharmaceutical Co., Inc.	8,800	261,776
Hitachi Construction Machinery Co., Ltd.	20,000	448,520
Hitachi Zosen Corp.	36,800	230,375
Hitachi, Ltd.	179,200	9,087,326
Hogy Medical Co., Ltd. (a)	6,600	170,571
Hokkaido Electric Power Co., Inc. (b)	31,100	109,838
Security Description	Shares	Value
Hokkoku Financial Holdings, Inc.	3,200	$ 110,106
Hokuetsu Corp.	18,500	106,840
Hokuhoku Financial Group, Inc.	15,100	111,809
Hokuriku Electric Power Co. (b)	25,500	105,714
Hokuto Corp.	6,300	89,669
Honda Motor Co., Ltd.	301,600	6,930,548
Horiba, Ltd.	6,500	282,277
Hoshino Resorts REIT, Inc.	39	209,565
Hoshizaki Corp. (a)	20,300	716,181
Hosiden Corp.	7,100	84,697
House Foods Group, Inc.	13,400	282,127
Hoya Corp.	66,800	6,432,180
Hulic Co., Ltd. (a)	73,000	575,391
Hulic REIT, Inc.	309	383,835
Hyakugo Bank, Ltd.	22,900	63,869
Ibiden Co., Ltd.	21,000	761,567
Ichibanya Co., Ltd. (a)	4,100	143,871
Ichigo Office REIT Investment Corp.	183	117,890
Ichigo, Inc.	57,100	123,335
Idec Corp.	3,800	84,096
Idemitsu Kosan Co., Ltd.	37,777	878,968
IDOM, Inc.	21,200	106,687
IHI Corp.	26,200	763,492
Iida Group Holdings Co., Ltd.	26,500	401,883
Iino Kaiun Kaisha, Ltd.	10,500	74,008
Inaba Denki Sangyo Co., Ltd.	7,300	149,989
Inabata & Co., Ltd.	5,700	103,118
Inageya Co., Ltd.	2,600	24,415
Industrial & Infrastructure Fund Investment Corp. REIT	370	425,677
Infocom Corp.	2,800	45,689
Infomart Corp.	36,200	97,945
Information Services International-Dentsu, Ltd.	3,500	104,115
INFRONEER Holdings, Inc.	48,680	369,311
Inpex Corp.	196,300	2,076,887
Insource Co., Ltd.	6,400	75,425
Internet Initiative Japan, Inc.	18,500	343,514
Invincible Investment Corp. REIT	1,131	437,159
IR Japan Holdings, Ltd. (a)	2,300	31,499
Iriso Electronics Co., Ltd. (a)	4,100	131,441
Isetan Mitsukoshi Holdings, Ltd.	63,400	690,483
Isuzu Motors, Ltd.	109,400	1,282,669
Ito En, Ltd.	9,200	333,988
ITOCHU Corp. (a)	219,900	6,909,738
Itochu Enex Co., Ltd.	5,600	44,564
Itochu Techno-Solutions Corp.	16,500	383,910
Itochu-Shokuhin Co., Ltd.	800	29,952

See accompanying notes to financial statements.
126

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022

Security Description	Shares	Value
Itoham Yonekyu Holdings, Inc.	22,500	$ 119,538
Iwatani Corp.	8,200	359,832
Iyogin Holdings, Inc.	34,300	185,869
Izumi Co., Ltd.	4,800	108,700
J Front Retailing Co., Ltd.	45,600	415,064
JAC Recruitment Co., Ltd.	8,300	152,796
Jaccs Co., Ltd.	3,300	103,168
JAFCO Group Co., Ltd. (a)	10,800	184,004
Japan Airlines Co., Ltd. (b)	24,800	506,544
Japan Airport Terminal Co., Ltd. (b)	11,500	569,139
Japan Aviation Electronics Industry, Ltd.	5,700	91,108
Japan Display, Inc. (a)(b)	167,900	48,355
Japan Elevator Service Holdings Co., Ltd.	9,800	122,848
Japan Excellent, Inc. REIT (a)	180	178,711
Japan Exchange Group, Inc.	93,300	1,341,747
Japan Hotel REIT Investment Corp.	801	470,480
Japan Lifeline Co., Ltd.	15,700	108,994
Japan Logistics Fund, Inc. REIT	175	415,798
Japan Material Co., Ltd.	14,200	229,985
Japan Metropolitan Fund Invest REIT	1,325	1,051,404
Japan Petroleum Exploration Co., Ltd.	4,700	136,962
Japan Post Bank Co., Ltd. (a)	73,200	625,788
Japan Post Holdings Co., Ltd.	441,900	3,715,852
Japan Post Insurance Co., Ltd.	39,100	687,795
Japan Prime Realty Investment Corp. REIT (a)	158	443,662
Japan Pulp & Paper Co., Ltd.	2,000	77,457
Japan Real Estate Investment Corp. REIT	231	1,010,171
Japan Securities Finance Co., Ltd.	22,000	192,414
Japan Steel Works, Ltd.	11,200	221,462
Japan Tobacco, Inc. (a)	223,700	4,511,468
Japan Wool Textile Co., Ltd.	5,100	37,647
JCR Pharmaceuticals Co., Ltd.	9,800	124,854
JCU Corp.	3,500	81,701
Jeol, Ltd.	8,000	217,666
JFE Holdings, Inc.	90,300	1,051,202
JGC Holdings Corp.	37,900	481,990
JINS Holdings, Inc.	4,500	157,225
JMDC, Inc.	3,800	108,864
J-Oil Mills, Inc.	3,600	41,390
Joshin Denki Co., Ltd.	3,500	51,487
Joyful Honda Co., Ltd. (a)	8,000	117,140
JSR Corp.	33,000	647,270
Security Description	Shares	Value
JTEKT Corp.	43,700	$ 307,683
JTOWER, Inc. (a)(b)	1,800	82,944
Juroku Financial Group, Inc.	8,300	180,412
Justsystems Corp.	4,900	104,614
Kadokawa Corp.	21,100	383,796
Kaga Electronics Co., Ltd.	2,000	61,920
Kagome Co., Ltd. (a)	13,600	314,889
Kajima Corp.	77,200	898,702
Kakaku.com, Inc.	27,000	432,180
Kaken Pharmaceutical Co., Ltd.	5,700	168,047
Kameda Seika Co., Ltd.	1,600	52,749
Kamigumi Co., Ltd.	17,100	348,234
Kanamoto Co., Ltd.	4,700	80,610
Kandenko Co., Ltd.	27,300	178,145
Kaneka Corp.	10,500	261,814
Kanematsu Corp.	15,600	177,347
Kanematsu Electronics, Ltd.	1,000	33,726
Kansai Electric Power Co., Inc.	130,400	1,264,024
Kansai Paint Co., Ltd.	33,000	404,919
Kanto Denka Kogyo Co., Ltd.	9,100	63,796
Kao Corp.	88,100	3,508,776
Kappa Create Co., Ltd. (a)(b)	7,600	79,257
Katakura Industries Co., Ltd. (a)	5,600	73,679
Katitas Co., Ltd.	9,300	212,861
Kato Sangyo Co., Ltd.	3,500	93,107
Kawasaki Heavy Industries, Ltd.	28,400	665,095
Kawasaki Kisen Kaisha, Ltd. (a)	27,000	570,306
KDDI Corp.	298,400	9,005,486
KeePer Technical Laboratory Co., Ltd. (a)	4,900	132,949
Keihan Holdings Co., Ltd.	17,300	452,348
Keihanshin Building Co., Ltd.	6,200	60,052
Keikyu Corp.	41,500	437,504
Keio Corp.	19,100	700,625
Keisei Electric Railway Co., Ltd.	24,000	683,012
Keiyo Bank, Ltd.	11,200	49,827
Keiyo Co., Ltd.	7,200	49,111
Kenedix Office Investment Corp. REIT	161	390,466
Kenedix Residential Next Investment Corp. REIT	187	291,388
Kenedix Retail REIT Corp.	97	187,023
Kewpie Corp.	18,800	340,536
Keyence Corp.	36,000	14,029,482
KFC Holdings Japan, Ltd.	1,700	35,509
KH Neochem Co., Ltd. (a)	5,100	104,091
Kikkoman Corp.	27,400	1,441,176
Kinden Corp.	24,000	261,564
Kintetsu Group Holdings Co., Ltd.	31,500	1,039,695
Kirin Holdings Co., Ltd. (a)	153,600	2,341,048

See accompanying notes to financial statements.
127

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022

Security Description	Shares	Value
Kisoji Co., Ltd. (a)	6,300	$ 100,030
Kissei Pharmaceutical Co., Ltd.	3,200	62,572
Ki-Star Real Estate Co., Ltd. (a)	2,300	80,011
Kitz Corp. (a)	7,300	43,652
Kiyo Bank, Ltd.	12,500	148,547
Koa Corp.	4,200	60,002
Kobayashi Pharmaceutical Co., Ltd.	10,400	711,751
Kobe Bussan Co., Ltd. (a)	27,800	798,530
Kobe Steel, Ltd.	63,800	310,429
Koei Tecmo Holdings Co., Ltd.	19,320	350,248
Kohnan Shoji Co., Ltd.	3,300	85,536
Koito Manufacturing Co., Ltd.	38,700	582,795
Kokuyo Co., Ltd.	18,800	264,735
Komatsu, Ltd.	173,100	3,773,054
KOMEDA Holdings Co., Ltd.	6,800	128,069
Komeri Co., Ltd.	5,500	113,922
Konami Group Corp.	17,400	787,283
Konica Minolta, Inc.	84,300	336,702
Konishi Co., Ltd.	5,200	66,249
Konoike Transport Co., Ltd.	4,700	57,278
Kose Corp.	6,200	677,585
Koshidaka Holdings Co., Ltd. (a)	4,300	32,329
Kotobuki Spirits Co., Ltd.	2,800	164,038
K's Holdings Corp.	25,500	218,000
Kubota Corp.	190,000	2,616,469
Kumagai Gumi Co., Ltd.	7,000	139,581
Kumiai Chemical Industry Co., Ltd.	12,100	83,176
Kura Sushi, Inc. (a)	3,100	70,484
Kuraray Co., Ltd. (a)	59,500	477,100
Kureha Corp.	2,400	146,607
Kurita Water Industries, Ltd.	19,500	806,927
Kusuri no Aoki Holdings Co., Ltd.	3,000	174,618
KYB Corp.	2,700	69,677
Kyocera Corp.	60,300	2,994,320
Kyoei Steel, Ltd.	3,100	29,509
Kyokuto Kaihatsu Kogyo Co., Ltd.	5,800	63,431
KYORIN Holdings, Inc.	6,100	79,518
Kyoritsu Maintenance Co., Ltd. (a)	4,400	196,749
Kyowa Kirin Co., Ltd.	48,800	1,116,950
Kyudenko Corp.	6,400	158,369
Kyushu Electric Power Co., Inc. (b)	68,500	386,252
Kyushu Financial Group, Inc.	69,300	238,449
Kyushu Railway Co.	23,000	509,349
LaSalle Logiport REIT	307	372,509
Lasertec Corp.	14,000	2,307,249
Lawson, Inc.	8,000	304,976
Leopalace21 Corp. (a)(b)	38,400	84,690
Security Description	Shares	Value
Life Corp.	1,600	$ 32,074
Link & Motivation, Inc. (a)	5,700	27,864
Lintec Corp.	6,100	99,259
Lion Corp. (a)	42,100	483,076
LITALICO, Inc.	3,800	66,470
Lixil Corp.	53,900	817,416
M&A Capital Partners Co., Ltd. (b)	3,100	108,428
M3, Inc.	82,300	2,231,759
Mabuchi Motor Co., Ltd.	8,100	229,289
Macnica Holdings, Inc.	7,200	171,617
Maeda Kosen Co., Ltd. (a)	5,700	134,567
Makino Milling Machine Co., Ltd.	3,400	111,577
Makita Corp.	40,800	952,397
Management Solutions Co., Ltd.	1,800	45,292
Mandom Corp.	3,500	38,834
Mani, Inc.	12,800	196,931
Marubeni Corp.	290,700	3,337,834
Maruha Nichiro Corp.	6,800	129,357
Marui Group Co., Ltd.	32,800	542,171
Maruichi Steel Tube, Ltd.	10,400	213,052
MARUKA FURUSATO Corp.	4,600	125,158
Maruwa Co., Ltd.	1,300	154,489
Maruzen Showa Unyu Co., Ltd.	2,600	59,805
Matsuda Sangyo Co., Ltd.	1,700	29,608
Matsui Securities Co., Ltd.	30,700	182,648
MatsukiyoCocokara & Co.	19,940	997,416
Matsuyafoods Holdings Co., Ltd.	2,200	65,861
Max Co., Ltd.	4,200	62,071
Maxell , Ltd.	6,800	70,038
Maxvalu Tokai Co., Ltd.	1,400	30,325
Mazda Motor Corp.	101,500	773,106
McDonald's Holdings Co. Japan, Ltd. (a)	15,100	571,636
MCJ Co., Ltd.	10,000	71,697
Mebuki Financial Group, Inc.	172,600	436,912
Medipal Holdings Corp.	33,000	435,431
Medley, Inc. (b)	4,300	128,076
Megachips Corp.	1,800	33,600
Megmilk Snow Brand Co., Ltd.	6,600	90,088
Meidensha Corp.	5,900	83,663
MEIJI Holdings Co., Ltd.	20,500	1,047,179
Meiko Electronics Co., Ltd. (a)	4,700	85,668
Meitec Corp.	13,300	241,516
Melco Holdings, Inc.	1,400	32,203
Menicon Co., Ltd.	11,500	242,124
Mercari, Inc. (a)(b)	20,200	413,201
METAWATER Co., Ltd.	4,200	51,758
Micronics Japan Co., Ltd. (a)	8,600	84,863
Midac Holdings Co., Ltd.	1,100	21,426

See accompanying notes to financial statements.
128

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022

Security Description	Shares	Value
Mie Kotsu Group Holdings, Inc.	19,400	$ 71,310
Milbon Co., Ltd.	3,900	169,070
Mimasu Semiconductor Industry Co., Ltd. (a)	4,300	76,292
MINEBEA MITSUMI, Inc.	65,700	981,429
Mirai Corp. REIT	251	85,984
MIRAIT ONE Corp.	13,900	160,127
MISUMI Group, Inc.	53,500	1,167,354
Mitani Sekisan Co., Ltd.	4,200	132,896
Mitsubishi Chemical Group Corp.	238,700	1,238,682
Mitsubishi Corp.	233,700	7,586,018
Mitsubishi Electric Corp.	361,400	3,597,703
Mitsubishi Estate Co., Ltd.	222,200	2,881,384
Mitsubishi Estate Logistics REIT Investment Corp.	116	371,003
Mitsubishi Gas Chemical Co., Inc.	27,500	379,950
Mitsubishi HC Capital, Inc.	113,630	558,914
Mitsubishi Heavy Industries, Ltd.	59,700	2,368,182
Mitsubishi Logisnext Co., Ltd.	7,200	38,143
Mitsubishi Logistics Corp.	10,700	245,716
Mitsubishi Materials Corp.	24,500	386,964
Mitsubishi Motors Corp. (b)	119,300	461,124
Mitsubishi Pencil Co., Ltd. (a)	5,800	62,947
Mitsubishi Research Institute, Inc.	1,100	40,684
Mitsubishi Shokuhin Co., Ltd.	1,300	30,740
Mitsubishi UFJ Financial Group, Inc.	2,214,400	14,919,865
Mitsuboshi Belting, Ltd.	4,200	108,864
Mitsui & Co., Ltd.	265,200	7,744,254
Mitsui Chemicals, Inc.	34,400	775,626
Mitsui DM Sugar Holdings Co., Ltd.	2,500	38,008
Mitsui Fudosan Co., Ltd.	170,400	3,121,428
Mitsui Fudosan Logistics Park, Inc. REIT	91	331,737
Mitsui High-Tec, Inc. (a)	3,200	148,668
Mitsui Mining & Smelting Co., Ltd.	9,500	222,119
Mitsui OSK Lines, Ltd. (a)	64,100	1,598,310
Mitsui-Soko Holdings Co., Ltd.	7,100	193,448
Mitsuuroko Group Holdings Co., Ltd. (a)	3,800	32,774
Miura Co., Ltd.	14,700	338,687
Mixi, Inc.	7,200	134,565
Mizuho Financial Group, Inc.	446,320	6,278,146
Mizuho Leasing Co., Ltd.	5,900	149,127
Mizuno Corp.	3,400	72,486
Mochida Pharmaceutical Co., Ltd.	3,500	92,311
Modec, Inc. (b)	2,400	24,774
Monex Group, Inc. (a)	37,700	119,147
Security Description	Shares	Value
Money Forward, Inc. (a)(b)	8,200	$ 252,939
Monogatari Corp.	1,400	69,393
MonotaRO Co., Ltd.	45,200	636,147
Mori Hills REIT Investment Corp.	284	338,790
Mori Trust Hotel REIT, Inc. (a)	98	100,418
Mori Trust Sogo REIT, Inc.	181	201,515
Morinaga & Co., Ltd.	7,300	217,155
Morinaga Milk Industry Co., Ltd.	5,400	204,426
Morita Holdings Corp.	4,400	38,716
MOS Food Services, Inc. (a)	3,100	72,011
MS&AD Insurance Group Holdings, Inc.	82,300	2,634,698
Murata Manufacturing Co., Ltd.	107,100	5,347,492
Musashi Seimitsu Industry Co., Ltd. (a)	10,800	128,099
Musashino Bank, Ltd.	4,100	64,322
Nabtesco Corp.	19,500	497,309
Nachi-Fujikoshi Corp. (a)	2,300	62,753
Nafco Co., Ltd.	2,000	23,586
Nagaileben Co., Ltd.	6,300	95,303
Nagase & Co., Ltd.	17,400	264,010
Nagawa Co., Ltd.	1,600	90,947
Nagoya Railroad Co., Ltd.	32,200	531,765
Nakanishi, Inc.	13,100	253,869
Nankai Electric Railway Co., Ltd.	17,600	380,292
Nanto Bank, Ltd.	3,100	60,217
NEC Corp.	45,800	1,608,875
NEC Networks & System Integration Corp.	9,300	116,439
NET One Systems Co., Ltd.	13,000	337,944
Nexon Co., Ltd.	89,300	2,004,673
Nextage Co., Ltd.	8,200	157,854
NGK Insulators, Ltd.	43,900	558,295
NGK Spark Plug Co., Ltd.	27,500	508,337
NH Foods, Ltd.	14,300	398,291
NHK Spring Co., Ltd.	36,400	233,388
Nichias Corp.	12,200	218,397
Nichicon Corp.	5,100	47,388
Nichiden Corp.	3,800	49,565
Nichiha Corp.	5,200	104,674
Nichirei Corp.	19,300	420,828
Nidec Corp.	84,100	4,359,088
Nifco, Inc.	14,000	328,925
Nihon Kohden Corp.	14,700	357,069
Nihon M&A Center Holdings, Inc.	57,900	714,836
Nihon Parkerizing Co., Ltd.	12,300	87,441
Nikkiso Co., Ltd. (a)	9,900	71,205
Nikkon Holdings Co., Ltd.	8,800	156,865
Nikon Corp.	53,000	472,379
Nintendo Co., Ltd.	204,200	8,561,404
Nippn Corp.	8,800	108,045

See accompanying notes to financial statements.
129

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STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022

Security Description	Shares	Value
Nippon Accommodations Fund, Inc. REIT	95	$ 434,158
Nippon Building Fund, Inc. REIT (a)	278	1,238,880
Nippon Carbon Co., Ltd.	1,200	38,243
Nippon Ceramic Co., Ltd.	2,800	50,081
Nippon Densetsu Kogyo Co., Ltd.	3,100	36,863
Nippon Electric Glass Co., Ltd. (a)	12,700	225,615
Nippon Express Holdings, Inc. (a)	14,400	822,888
Nippon Gas Co., Ltd.	18,900	298,229
Nippon Kanzai Co., Ltd.	4,000	76,335
Nippon Kayaku Co., Ltd.	19,200	165,887
Nippon Light Metal Holdings Co., Ltd.	14,500	166,270
Nippon Paint Holdings Co., Ltd.	164,500	1,295,354
Nippon Paper Industries Co., Ltd. (a)(b)	23,100	170,696
Nippon Parking Development Co., Ltd.	44,800	105,256
Nippon Prologis REIT, Inc.	404	944,591
NIPPON REIT Investment Corp. (a)	79	208,060
Nippon Road Co., Ltd.	1,200	53,841
Nippon Sanso Holdings Corp.	34,000	493,721
Nippon Seiki Co., Ltd.	4,600	27,402
Nippon Shinyaku Co., Ltd.	8,500	481,867
Nippon Shokubai Co., Ltd.	6,400	256,107
Nippon Signal Company, Ltd.	6,300	49,657
Nippon Soda Co., Ltd.	2,900	94,949
Nippon Steel Corp.	150,600	2,616,054
Nippon Steel Trading Corp.	1,600	112,047
Nippon Telegraph & Telephone Corp.	224,700	6,406,619
Nippon Television Holdings, Inc.	5,700	45,014
Nippon Yusen KK (a)	90,300	2,128,410
Nipro Corp. (a)	27,000	211,588
Nishimatsu Construction Co., Ltd.	6,200	183,963
Nishimatsuya Chain Co., Ltd. (a)	9,000	105,726
Nishi-Nippon Financial Holdings, Inc.	22,400	163,486
Nishi-Nippon Railroad Co., Ltd.	9,000	168,547
Nishio Rent All Co., Ltd.	2,900	68,464
Nissan Chemical Corp.	24,100	1,055,728
Nissan Motor Co., Ltd.	436,400	1,382,840
Nissan Shatai Co., Ltd.	6,700	41,892
Nissha Co., Ltd. (a)	4,100	56,865
Nisshin Oillio Group, Ltd.	3,600	89,628
Nisshin Seifun Group, Inc.	35,600	445,995
Nisshinbo Holdings, Inc.	27,200	200,787
Security Description	Shares	Value
Nissin Electric Co., Ltd.	5,200	$ 49,618
Nissin Foods Holdings Co., Ltd.	11,200	884,490
Nissui Corp.	42,500	176,835
Nitori Holdings Co., Ltd.	14,700	1,899,541
Nitta Corp.	3,000	63,617
Nittetsu Mining Co., Ltd.	1,600	38,683
Nitto Boseki Co., Ltd.	6,800	98,280
Nitto Denko Corp.	26,700	1,548,031
Nitto Kogyo Corp.	3,700	66,067
Noevir Holdings Co., Ltd.	2,300	100,928
NOF Corp.	11,400	456,190
Nohmi Bosai, Ltd.	1,800	21,636
Nojima Corp.	10,800	116,803
NOK Corp.	14,600	129,906
Nomura Co., Ltd.	11,200	81,573
Nomura Holdings, Inc.	542,500	2,008,909
Nomura Real Estate Holdings, Inc.	25,400	544,788
Nomura Real Estate Master Fund, Inc. REIT	771	952,465
Nomura Research Institute, Ltd.	63,200	1,492,046
Noritake Co., Ltd.	3,300	100,542
Noritsu Koki Co., Ltd. (a)	2,100	37,895
Noritz Corp.	6,800	74,419
North Pacific Bank, Ltd.	27,700	53,534
NS Solutions Corp.	4,800	116,412
NS United Kaiun Kaisha, Ltd.	1,400	41,116
NSD Co., Ltd.	9,100	157,523
NSK, Ltd.	66,900	355,428
NTN Corp. (a)	90,000	180,075
NTT Data Corp.	119,700	1,752,703
NTT UD REIT Investment Corp.	231	240,375
Obara Group, Inc. (a)	1,300	35,469
Obayashi Corp.	125,700	950,764
OBIC Business Consultants Co., Ltd.	6,800	221,350
Obic Co., Ltd.	13,000	1,912,388
Odakyu Electric Railway Co., Ltd.	55,600	720,994
Ogaki Kyoritsu Bank, Ltd.	5,100	72,628
Ohsho Food Service Corp.	1,900	86,112
Oiles Corp.	4,900	54,294
Oisix ra daichi, Inc. (a)(b)	5,100	86,350
Oji Holdings Corp.	164,200	660,807
Okamoto Industries, Inc.	1,900	53,352
Okamura Corp.	6,100	65,787
Okasan Securities Group, Inc.	15,600	45,282
Oki Electric Industry Co., Ltd.	10,000	53,886
Okinawa Cellular Telephone Co.	3,000	66,073
Okinawa Electric Power Co., Inc. (b)	19,635	150,449

See accompanying notes to financial statements.
130

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STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022

Security Description	Shares	Value
Okinawa Financial Group, Inc.	2,300	$ 40,633
OKUMA Corp.	5,500	195,915
Okumura Corp.	4,600	104,066
Olympus Corp.	229,700	4,094,542
Omron Corp.	34,900	1,694,149
One REIT, Inc.	58	110,510
Ono Pharmaceutical Co., Ltd.	67,500	1,577,191
Open Door, Inc. (a)(b)	2,700	36,281
Open House Group Co., Ltd.	15,400	562,568
Optex Group Co., Ltd. (a)	4,700	63,975
Optorun Co., Ltd.	5,700	96,854
Oracle Corp. Japan	7,600	490,750
Organo Corp.	6,000	132,828
Orient Corp. (a)	5,500	48,353
Oriental Land Co., Ltd.	37,600	5,459,972
ORIX Corp.	223,800	3,593,318
Orix JREIT, Inc.	542	766,099
Osaka Gas Co., Ltd.	71,600	1,155,845
Osaka Organic Chemical Industry, Ltd.	2,800	40,511
Osaka Soda Co., Ltd.	2,700	78,374
OSAKA Titanium Technologies Co., Ltd.	5,100	149,972
OSG Corp.	15,000	206,563
Otsuka Corp.	21,800	686,491
Otsuka Holdings Co., Ltd.	71,900	2,345,898
Outsourcing, Inc. (a)	22,100	158,784
Pacific Industrial Co., Ltd.	8,700	66,398
Pacific Metals Co., Ltd. (b)	4,900	70,188
PAL GROUP Holdings Co., Ltd.	4,400	83,668
PALTAC Corp.	6,400	224,821
Pan Pacific International Holdings Corp.	69,300	1,288,362
Panasonic Holdings Corp. (a)	410,500	3,454,926
Paramount Bed Holdings Co., Ltd.	10,400	203,200
Park24 Co., Ltd. (b)	25,800	444,844
Pasona Group, Inc. (a)	4,800	67,701
Penta-Ocean Construction Co., Ltd.	45,600	213,580
PeptiDream, Inc. (b)	16,500	259,733
Persol Holdings Co., Ltd.	31,700	679,432
Pharma Foods International Co., Ltd. (a)	4,300	43,083
PHC Holdings Corp. (a)	12,900	144,012
Pigeon Corp. (a)	24,000	394,346
Pilot Corp. (a)	5,300	193,008
Piolax, Inc.	4,300	55,467
PKSHA Technology, Inc. (b)	3,100	38,978
Plus Alpha Consulting Co., Ltd.	1,600	32,983
Pola Orbis Holdings, Inc. (a)	14,500	204,403
Pressance Corp. (a)	4,800	55,987
Prestige International, Inc.	14,500	79,783
Prima Meat Packers, Ltd.	3,400	56,665
Security Description	Shares	Value
Raito Kogyo Co., Ltd.	9,300	$ 133,426
Raiznext Corp.	6,900	68,820
Raksul, Inc. (a)(b)	5,200	130,842
Rakus Co., Ltd.	16,700	200,484
Rakuten Group, Inc. (a)(b)	162,800	735,373
Recruit Holdings Co., Ltd.	266,700	8,442,957
Relia, Inc.	5,700	43,373
Relo Group, Inc.	20,900	336,440
Renesas Electronics Corp. (b)	216,500	1,941,928
Rengo Co., Ltd.	35,100	241,546
RENOVA, Inc. (b)	6,200	110,848
Resona Holdings, Inc.	402,802	2,207,787
Resorttrust, Inc.	15,100	268,823
Restar Holdings Corp.	4,300	67,069
Retail Partners Co., Ltd. (a)	8,600	86,297
Ricoh Co., Ltd.	107,200	818,147
Ricoh Leasing Co., Ltd.	2,100	60,559
Riken Keiki Co., Ltd.	3,700	123,385
Riken Vitamin Co., Ltd.	4,400	63,927
Ringer Hut Co., Ltd. (a)(b)	4,000	66,694
Rinnai Corp.	6,400	476,805
Riso Kagaku Corp.	2,900	45,914
Riso Kyoiku Co., Ltd.	21,100	58,529
Rohm Co., Ltd.	15,900	1,148,410
Rohto Pharmaceutical Co., Ltd.	35,600	625,958
Roland Corp. (a)	2,900	76,486
Rorze Corp.	1,500	80,829
Round One Corp.	31,500	114,593
Royal Holdings Co., Ltd. (a)(b)	2,800	49,233
RS Technologies Co., Ltd.	1,600	42,988
Ryohin Keikaku Co., Ltd.	43,400	515,096
Ryosan Co., Ltd.	2,800	60,310
Ryoyo Electro Corp. (a)	4,900	86,974
S Foods, Inc.	2,700	60,755
Saibu Gas Holdings Co., Ltd.	2,400	31,086
Saizeriya Co., Ltd.	4,300	97,442
Sakai Moving Service Co., Ltd.	1,200	39,335
Sakata INX Corp. (a)	6,900	54,909
Sakata Seed Corp.	4,200	139,263
SAMTY Co., Ltd.	4,100	66,435
Samty Residential Investment Corp. REIT	129	113,118
San-A Co., Ltd.	2,700	88,094
San-Ai Oil Co., Ltd.	7,300	69,158
SanBio Co., Ltd. (a)(b)	6,400	38,222
Sangetsu Corp.	11,700	190,470
San-In Godo Bank, Ltd.	20,900	123,076
Sanken Electric Co., Ltd.	3,300	163,568
Sanki Engineering Co., Ltd.	7,100	83,352
Sankyo Co., Ltd.	8,800	358,816
Sankyu, Inc.	10,000	366,062
Sanrio Co., Ltd. (a)	9,100	329,668

See accompanying notes to financial statements.
131

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STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022

Security Description	Shares	Value
Sansan, Inc. (b)	13,800	$ 133,456
Santen Pharmaceutical Co., Ltd.	62,400	507,921
Sanwa Holdings Corp.	32,500	300,750
Sanyo Chemical Industries, Ltd.	1,300	39,854
Sanyo Denki Co., Ltd.	2,000	86,854
Sanyo Special Steel Co., Ltd.	8,000	131,024
Sapporo Holdings, Ltd. (a)	15,400	382,826
Sato Holdings Corp.	2,600	37,400
Sawai Group Holdings Co., Ltd.	7,900	246,978
SB Technology Corp.	1,400	19,884
SBI Holdings, Inc.	44,200	843,165
SBS Holdings, Inc. (a)	3,300	69,554
SCREEN Holdings Co., Ltd. (a)	7,100	455,235
SCSK Corp.	28,200	427,665
Secom Co., Ltd.	39,600	2,263,843
Sega Sammy Holdings, Inc.	27,800	420,756
Seibu Holdings, Inc.	42,700	466,660
Seiko Epson Corp.	52,700	769,261
Seiko Group Corp.	6,900	162,374
Seino Holdings Co., Ltd.	21,700	192,750
Seiren Co., Ltd. (a)	6,100	112,388
Sekisui Chemical Co., Ltd.	74,600	1,043,139
Sekisui House REIT, Inc.	843	476,621
Sekisui House, Ltd.	114,200	2,019,673
Sekisui Jushi Corp.	3,600	51,021
Senko Group Holdings Co., Ltd.	21,600	157,975
Septeni Holdings Co., Ltd. (a)	11,000	28,679
Seria Co., Ltd.	9,800	213,090
Seven & i Holdings Co., Ltd.	141,700	6,078,457
Seven Bank, Ltd.	89,200	177,122
SG Holdings Co., Ltd.	53,300	739,240
Sharp Corp.	40,400	289,348
Shibaura Machine Co., Ltd.	3,800	75,456
Shibuya Corp.	1,200	20,909
SHIFT, Inc. (b)	2,200	389,162
Shiga Bank, Ltd.	6,900	138,319
Shikoku Chemicals Corp.	6,600	65,177
Shikoku Electric Power Co., Inc. (b)	23,200	134,511
Shima Seiki Manufacturing, Ltd. (a)	3,600	50,612
Shimadzu Corp.	43,100	1,223,309
Shimamura Co., Ltd.	4,200	416,992
Shimano, Inc.	13,600	2,156,292
Shimizu Corp.	95,000	506,878
Shin Nippon Biomedical Laboratories, Ltd.	3,900	66,801
Shin-Etsu Chemical Co., Ltd.	69,400	8,533,972
Shin-Etsu Polymer Co., Ltd.	10,100	86,651
Shinko Electric Industries Co., Ltd.	11,900	305,741
Shinmaywa Industries, Ltd.	5,600	44,734
Security Description	Shares	Value
Shinsei Bank, Ltd. (a)	12,000	$ 195,354
Shionogi & Co., Ltd.	49,400	2,465,788
Ship Healthcare Holdings, Inc.	16,000	325,954
Shiseido Co., Ltd.	74,600	3,658,620
Shizuoka Financial Group, Inc.	87,600	700,428
Shizuoka Gas Co., Ltd. (a)	8,100	67,712
SHO-BOND Holdings Co., Ltd.	7,500	319,451
Shochiku Co., Ltd.	2,800	247,861
Shoei Co., Ltd.	3,800	147,743
Shoei Foods Corp.	2,300	68,157
Showa Denko KK (a)	31,600	483,777
Showa Sangyo Co., Ltd.	2,400	45,746
Siix Corp. (a)	3,200	30,970
Simplex Holdings, Inc.	4,100	65,068
SKY Perfect JSAT Holdings, Inc.	29,400	108,068
Skylark Holdings Co., Ltd. (a)(b)	42,000	486,066
SMC Corp.	10,700	4,507,226
SMS Co., Ltd.	12,500	317,841
Snow Peak, Inc. (a)	6,600	117,599
Softbank Corp.	535,500	6,039,062
SoftBank Group Corp.	223,200	9,547,469
Sohgo Security Services Co., Ltd.	15,900	433,215
Sojitz Corp.	42,820	815,542
Solasto Corp.	6,300	34,569
Sompo Holdings, Inc.	57,800	2,567,039
Sony Group Corp.	233,600	17,766,312
Sosei Group Corp. (a)(b)	13,900	225,232
SOSiLA Logistics REIT, Inc.	112	116,461
Sotetsu Holdings, Inc.	18,600	313,512
S-Pool, Inc.	9,700	63,517
Square Enix Holdings Co., Ltd.	16,100	747,986
SRE Holdings Corp. (a)(b)	4,100	102,853
Stanley Electric Co., Ltd.	24,200	463,843
Star Asia Investment Corp. REIT	322	134,711
Star Micronics Co., Ltd. (a)	4,800	58,897
Starts Corp., Inc.	4,500	89,151
Starts Proceed Investment Corp. REIT	62	111,318
Strike Co., Ltd.	1,300	44,238
Subaru Corp.	114,700	1,762,509
Sugi Holdings Co., Ltd.	6,600	293,622
SUMCO Corp. (a)	66,900	890,851
Sumitomo Bakelite Co., Ltd.	6,500	192,864
Sumitomo Chemical Co., Ltd.	285,600	1,025,991
Sumitomo Corp.	209,700	3,490,100
Sumitomo Densetsu Co., Ltd.	1,800	33,082
Sumitomo Electric Industries, Ltd.	130,200	1,484,603

See accompanying notes to financial statements.
132

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022

Security Description	Shares	Value
Sumitomo Forestry Co., Ltd. (a)	26,500	$ 468,563
Sumitomo Heavy Industries, Ltd.	20,800	416,804
Sumitomo Metal Mining Co., Ltd.	46,300	1,639,072
Sumitomo Mitsui Construction Co., Ltd.	22,100	69,845
Sumitomo Mitsui Financial Group, Inc.	241,600	9,697,325
Sumitomo Mitsui Trust Holdings, Inc.	63,000	2,190,640
Sumitomo Osaka Cement Co., Ltd.	7,800	192,421
Sumitomo Pharma Co., Ltd.	33,700	255,154
Sumitomo Realty & Development Co., Ltd.	56,800	1,343,536
Sumitomo Rubber Industries, Ltd. (a)	36,400	317,805
Sumitomo Warehouse Co., Ltd.	10,700	158,702
Sun Frontier Fudousan Co., Ltd.	5,800	48,397
Sundrug Co., Ltd.	16,200	480,678
Suntory Beverage & Food, Ltd.	25,300	862,860
Suruga Bank, Ltd.	34,300	109,962
Suzuken Co., Ltd.	11,400	308,447
Suzuki Motor Corp.	68,700	2,223,788
Sysmex Corp.	31,300	1,897,286
Systena Corp.	40,900	127,401
T Hasegawa Co., Ltd.	4,000	88,400
T&D Holdings, Inc.	96,600	1,392,498
Tadano, Ltd. (a)	23,700	164,712
Taihei Dengyo Kaisha, Ltd.	3,100	76,710
Taiheiyo Cement Corp.	22,400	349,212
Taikisha, Ltd.	3,300	83,410
Taisei Corp.	33,700	1,085,490
Taisho Pharmaceutical Holdings Co., Ltd.	8,600	378,036
Taiyo Holdings Co., Ltd.	5,000	84,770
Taiyo Yuden Co., Ltd.	20,500	595,059
Takamatsu Construction Group Co., Ltd.	1,300	18,868
Takara Bio, Inc.	7,300	95,327
Takara Holdings, Inc.	21,100	167,111
Takara Leben Real Estate Investment Corp. REIT	129	97,181
Takara Standard Co., Ltd.	3,300	34,589
Takasago International Corp.	2,900	55,936
Takasago Thermal Engineering Co., Ltd.	8,700	117,565
Takashimaya Co., Ltd. (a)	26,600	371,547
Takeda Pharmaceutical Co., Ltd.	278,138	8,665,924
Takeuchi Manufacturing Co., Ltd.	6,300	139,135
Takuma Co., Ltd.	9,400	87,984
Security Description	Shares	Value
Tama Home Co., Ltd.	4,400	$ 83,635
Tamron Co., Ltd.	3,800	85,708
TBS Holdings, Inc.	5,200	60,377
TDK Corp.	73,200	2,404,957
TechMatrix Corp.	5,400	75,263
TechnoPro Holdings, Inc.	19,700	526,299
Teijin, Ltd.	29,700	289,921
Tenma Corp.	3,800	59,241
Terumo Corp.	121,400	3,446,621
T-Gaia Corp. (a)	5,400	66,710
THK Co., Ltd. (a)	19,400	369,783
TIS, Inc.	40,700	1,073,447
TKC Corp.	4,400	120,217
TKP Corp. (b)	4,400	95,873
Toa Corp.	2,000	35,970
Toagosei Co., Ltd. (a)	18,700	157,599
Tobu Railway Co., Ltd.	34,100	795,998
TOC Co., Ltd.	8,700	44,705
Tocalo Co., Ltd.	8,100	70,782
Toda Corp.	34,200	184,031
Toei Animation Co., Ltd. (a)	1,400	140,907
Toei Co., Ltd.	800	107,014
Toenec Corp.	1,200	31,831
Toho Bank, Ltd.	30,200	51,270
Toho Co., Ltd.	21,400	823,919
Toho Gas Co., Ltd.	11,300	215,560
Toho Holdings Co., Ltd.	11,800	196,570
Toho Titanium Co., Ltd.	6,300	133,215
Tohoku Electric Power Co., Inc. (b)	81,400	426,294
Tokai Carbon Co., Ltd. (a)	33,400	271,615
Tokai Corp.	2,300	33,538
TOKAI Holdings Corp.	14,600	95,050
Tokai Rika Co., Ltd.	7,800	83,530
Tokai Tokyo Financial Holdings, Inc.	29,600	79,191
Token Corp.	1,100	61,859
Tokio Marine Holdings, Inc.	339,700	7,279,562
Tokushu Tokai Paper Co., Ltd.	2,000	42,700
Tokuyama Corp.	9,300	126,589
Tokyo Century Corp.	6,800	230,884
Tokyo Electric Power Co. Holdings, Inc. (b)	282,900	1,020,580
Tokyo Electron, Ltd.	27,600	8,132,843
Tokyo Gas Co., Ltd.	71,900	1,408,629
Tokyo Ohka Kogyo Co., Ltd.	6,900	313,244
Tokyo Seimitsu Co., Ltd.	8,300	268,604
Tokyo Steel Manufacturing Co., Ltd.	15,900	144,003
Tokyo Tatemono Co., Ltd.	32,400	392,645
Tokyotokeiba Co., Ltd. (a)	1,600	45,898
Tokyu Construction Co., Ltd.	9,200	44,346
Tokyu Corp.	96,200	1,212,479
Tokyu Fudosan Holdings Corp.	105,400	501,658
Tokyu REIT, Inc.	190	298,799

See accompanying notes to financial statements.
133

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STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022

Security Description	Shares	Value
TOMONY Holdings, Inc.	28,300	$ 79,359
Tomy Co., Ltd.	12,400	118,789
Topcon Corp.	17,200	199,577
TOPPAN, INC.	48,900	724,170
Topre Corp. (a)	7,000	60,161
Toray Industries, Inc.	259,900	1,450,925
Toridoll Holdings Corp.	6,600	135,106
Torii Pharmaceutical Co., Ltd.	3,800	83,923
Tosei Corp.	5,700	59,011
Toshiba Corp.	71,900	2,508,285
Toshiba TEC Corp.	4,700	128,413
Tosho Co., Ltd.	2,300	19,593
Tosoh Corp.	44,800	533,071
Totetsu Kogyo Co., Ltd.	2,900	57,782
TOTO, Ltd.	25,400	866,270
Towa Pharmaceutical Co., Ltd.	2,800	45,222
Toyo Construction Co., Ltd.	16,800	109,373
Toyo Gosei Co., Ltd. (a)	1,400	76,608
Toyo Ink SC Holdings Co., Ltd.	4,100	55,932
Toyo Seikan Group Holdings, Ltd.	20,700	254,465
Toyo Suisan Kaisha, Ltd.	17,000	657,092
Toyo Tanso Co., Ltd. (a)	1,800	51,294
Toyo Tire Corp. (a)	18,900	214,433
Toyobo Co., Ltd.	20,100	152,184
Toyoda Gosei Co., Ltd.	12,600	196,050
Toyota Boshoku Corp.	12,400	165,966
Toyota Industries Corp.	27,600	1,514,449
Toyota Motor Corp.	1,964,540	26,986,462
Toyota Tsusho Corp.	39,600	1,466,111
Trancom Co., Ltd. (a)	1,300	72,811
Transcosmos, Inc.	3,700	91,277
TRE Holdings Corp. (a)	5,800	62,464
Trend Micro, Inc. (a)(b)	25,000	1,163,364
Tri Chemical Laboratories, Inc.	3,600	54,241
Trusco Nakayama Corp.	8,700	134,181
TS Tech Co., Ltd.	24,500	281,310
Tsubakimoto Chain Co.	3,800	85,881
Tsugami Corp.	12,500	110,178
Tsumura & Co.	10,400	228,422
Tsuruha Holdings, Inc.	7,900	610,709
TV Asahi Holdings Corp.	1,900	19,296
UACJ Corp.	5,000	84,050
UBE Corp.	19,000	279,071
Ulvac, Inc.	7,900	332,896
Unicharm Corp.	75,900	2,915,315
Union Tool Co.	2,400	58,752
United Arrows, Ltd.	6,600	92,639
United Super Markets Holdings, Inc. (a)	5,500	46,895
United Urban Investment Corp. REIT	547	624,337
Universal Entertainment Corp. (a)(b)	3,600	64,882
Security Description	Shares	Value
Usen-Next Holdings Co., Ltd. (a)	5,600	$ 90,783
Ushio, Inc.	17,800	219,490
USS Co., Ltd.	38,100	604,945
UT Group Co., Ltd.	3,200	54,811
Valor Holdings Co., Ltd.	4,500	62,140
ValueCommerce Co., Ltd. (a)	3,400	46,744
Vector, Inc.	5,600	56,787
Vision, Inc. (a)(b)	2,300	24,456
Visional, Inc. (b)	2,600	171,829
VT Holdings Co., Ltd.	20,000	71,545
Wacoal Holdings Corp.	7,800	140,222
Wacom Co., Ltd.	24,300	107,554
Wakita & Co., Ltd.	7,000	63,345
WDB Holdings Co., Ltd.	4,900	82,406
WealthNavi, Inc. (a)(b)	8,600	88,122
Weathernews, Inc.	2,600	140,892
Welcia Holdings Co., Ltd.	18,800	438,137
West Holdings Corp.	3,110	103,474
West Japan Railway Co.	40,900	1,775,862
WingArc1st, Inc.	3,500	53,769
Workman Co., Ltd. (a)	3,800	155,519
W-Scope Corp. (b)	9,700	97,555
Yakult Honsha Co., Ltd.	23,900	1,550,525
YAMABIKO Corp.	6,300	52,474
Yamada Holdings Co., Ltd.	125,200	443,127
Yamaguchi Financial Group, Inc.	30,000	195,763
Yamaha Corp.	27,900	1,040,343
Yamaha Motor Co., Ltd. (a)	56,100	1,279,783
YA-MAN, Ltd. (a)	3,100	33,809
Yamato Holdings Co., Ltd.	52,700	833,566
Yamato Kogyo Co., Ltd.	7,700	262,901
Yamazaki Baking Co., Ltd. (a)	24,500	292,266
Yamazen Corp.	8,300	63,094
Yaoko Co., Ltd.	2,600	133,601
Yaskawa Electric Corp.	43,700	1,399,314
Yellow Hat, Ltd.	4,700	63,904
Yodogawa Steel Works, Ltd.	1,700	32,726
Yokogawa Bridge Holdings Corp.	3,400	48,367
Yokogawa Electric Corp.	42,100	671,647
Yokohama Rubber Co., Ltd. (a)	21,600	336,904
Yokorei Co., Ltd.	11,000	89,287
Yokowo Co., Ltd.	3,600	58,961
Yonex Co., Ltd.	14,000	126,265
Yoshinoya Holdings Co., Ltd. (a)	14,000	242,980
Yuasa Trading Co., Ltd.	3,200	87,794
Yurtec Corp.	5,500	30,638
Z Holdings Corp.	497,800	1,252,564
Zenkoku Hosho Co., Ltd. (a)	9,100	348,289
Zenrin Co., Ltd. (a)	3,600	22,564
Zensho Holdings Co., Ltd.	18,500	464,095
Zeon Corp.	19,300	195,421

See accompanying notes to financial statements.
134

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022

Security Description	Shares	Value
ZERIA Pharmaceutical Co., Ltd.	2,600	$ 44,593
Zojirushi Corp. (a)	5,000	62,185
ZOZO, Inc.	21,600	533,677
Zuken, Inc.	1,600	36,924
		722,238,454
JERSEY — 0.0% (f)
JTC PLC (d)	29,623	266,539
JORDAN — 0.0% (f)
Hikma Pharmaceuticals PLC	33,889	632,674
KUWAIT — 0.3%
Agility Public Warehousing Co. KSC	372,202	876,267
Al Ahli Bank of Kuwait KSCP	97,773	103,667
Boubyan Bank KSCP	205,764	537,517
Boubyan Petrochemicals Co. KSCP	71,706	187,491
Boursa Kuwait Securities Co. KPSC	8,000	54,105
Burgan Bank SAK	147,195	105,691
Commercial Real Estate Co. KSC	263,244	85,499
Gulf Bank KSCP	269,711	276,880
Gulf Cables & Electrical Industries Group Co. KSCP	18,764	74,885
Humansoft Holding Co. KSC	14,142	162,964
Jazeera Airways Co. KSCP	15,731	97,660
Kuwait Finance House KSCP	1,307,702	3,531,257
Kuwait International Bank KSCP	162,500	104,311
Kuwait Projects Co. Holding KSCP	444,097	163,189
Mabanee Co. KPSC	106,173	294,558
Mezzan Holding Co. KSCC	29,758	38,212
Mobile Telecommunications Co. KSCP	386,766	712,265
National Bank of Kuwait SAKP	1,284,460	4,526,130
National Industries Group Holding SAK	291,600	208,048
National Real Estate Co. KPSC (b)	177,093	72,357
Shamal Az-Zour Al-Oula for the First Phase of Az-Zour Power Plant KSC	68,318	42,077
Warba Bank KSCP (b)	149,233	114,958
		12,369,988
LIECHTENSTEIN — 0.0% (f)
Implantica AG Class A, SDR (b)	2,687	10,251
LUXEMBOURG — 0.1%
APERAM SA	7,778	244,799
ArcelorMittal SA	97,569	2,559,006
B&S Group Sarl (d)	10,280	53,046
Security Description	Shares	Value
Eurofins Scientific SE	24,939	$ 1,784,878
Global Fashion Group SA (b)	43,223	52,726
Reinet Investments SCA	23,256	447,434
SES SA	76,276	495,760
		5,637,649
MACAU — 0.1%
Galaxy Entertainment Group, Ltd.	410,000	2,710,587
MECOM Power and Construction, Ltd.	252,000	63,606
MGM China Holdings, Ltd. (a)(b)	261,200	287,807
Sands China, Ltd. (b)	456,400	1,514,521
SJM Holdings, Ltd. (a)(b)	521,249	301,866
Wynn Macau, Ltd. (a)(b)	325,600	362,939
		5,241,326
MALAYSIA — 0.5%
Alliance Bank Malaysia Bhd	140,600	117,140
AMMB Holdings Bhd	372,600	350,185
Axiata Group Bhd	730,611	512,506
Axis Real Estate Investment Trust	239,618	97,370
Bank Islam Malaysia Bhd	62,000	38,425
Bermaz Auto Bhd	173,300	83,798
British American Tobacco Malaysia Bhd	23,500	59,857
Bursa Malaysia Bhd	132,900	200,632
Carlsberg Brewery Malaysia Bhd Class B	27,200	141,279
CIMB Group Holdings Bhd	1,250,060	1,645,936
CTOS Digital Bhd	342,900	110,538
D&O Green Technologies Bhd	50,200	48,775
Dialog Group Bhd	573,500	318,973
DiGi.Com Bhd	722,300	655,891
DRB-Hicom Bhd	194,800	70,756
Fraser & Neave Holdings Bhd	40,800	199,878
Frencken Group, Ltd. (a)	40,300	28,395
Frontken Corp. Bhd	92,850	64,921
Gamuda Bhd	287,882	245,075
Genting Bhd	683,000	694,629
Genting Malaysia Bhd	880,900	537,939
Genting Plantations Bhd	53,800	78,166
Greatech Technology Bhd (b)	38,300	42,082
HAP Seng Consolidated Bhd	67,500	98,070
Hartalega Holdings Bhd (b)	224,200	86,524
Heineken Malaysia Bhd	28,800	164,758
Hong Leong Bank Bhd	171,432	800,146
Hong Leong Financial Group Bhd	57,800	244,059
Hong Seng Consolidated Bhd (b)	590,000	29,467
IGB Real Estate Investment Trust	371,200	139,042
IHH Healthcare Bhd	282,500	398,899

See accompanying notes to financial statements.
135

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022

Security Description	Shares	Value
IJM Corp. Bhd	331,300	$ 120,336
Inari Amertron Bhd	485,100	287,426
IOI Corp. Bhd	455,200	418,515
IOI Properties Group Bhd	371,500	89,396
Kossan Rubber Industries Bhd (b)	156,300	39,031
KPJ Healthcare Bhd	237,200	54,386
Kuala Lumpur Kepong Bhd	69,469	352,628
Magnum Bhd	110,393	32,328
Malakoff Corp. Bhd	123,000	18,150
Malayan Banking Bhd	929,565	1,835,917
Malaysia Airports Holdings Bhd (b)	173,224	257,968
Malaysia Building Society Bhd (b)	371,600	51,881
Malaysian Pacific Industries Bhd	23,900	156,042
Maxis Bhd	577,200	503,166
Mega First Corp. BHD	55,600	41,905
MISC Bhd	215,100	366,232
MR DIY Group M Bhd (d)	394,800	179,251
My EG Services Bhd	1,056,899	208,741
Nestle Malaysia Bhd	19,800	629,285
Pentamaster Corp. Bhd	53,300	53,603
Petronas Chemicals Group Bhd	385,500	752,622
Petronas Dagangan Bhd	50,900	265,766
Petronas Gas Bhd	126,100	490,087
PPB Group Bhd	132,480	524,507
Press Metal Aluminium Holdings Bhd	624,900	692,284
Public Bank Bhd	2,645,600	2,594,550
QL Resources Bhd	177,750	222,339
RHB Bank Bhd	378,799	497,899
Scientex Bhd	136,600	99,853
Sime Darby Bhd	350,035	182,765
Sime Darby Plantation Bhd	312,943	330,348
Sime Darby Property Bhd	142,535	14,561
SKP Resources Bhd	339,125	123,948
SP Setia Bhd Group	134,214	18,281
Sports Toto Bhd	116,506	42,847
Sunway Real Estate Investment Trust	449,800	149,082
Supermax Corp. Bhd	400,272	79,055
Syarikat Takaful Malaysia Keluarga Bhd	36,789	28,730
Telekom Malaysia Bhd	261,786	320,918
Tenaga Nasional Bhd	470,200	1,027,929
TIME dotCom Bhd	123,300	137,156
Top Glove Corp. Bhd (b)	856,900	176,049
United Plantations Bhd	33,700	117,051
UWC Bhd	40,400	36,869
ViTrox Corp. Bhd	70,600	122,608
VS Industry Bhd	444,000	88,699
Yinson Holdings Bhd	197,960	109,204
YTL Corp. Bhd	970,500	127,784
Security Description	Shares	Value
YTL Power International Bhd	329,600	$ 53,499
		23,427,588
MALTA — 0.0% (f)
Kambi Group PLC (b)	4,950	90,144
Kindred Group PLC SDR	46,815	487,942
		578,086
MEXICO — 0.7%
Alfa SAB de CV Class A	604,500	384,962
Alsea SAB de CV (b)	104,100	196,904
America Movil SAB de CV Series L	5,166,900	4,687,721
Arca Continental SAB de CV	86,700	704,020
Banco del Bajio SA (d)	157,900	498,723
Bolsa Mexicana de Valores SAB de CV	81,500	157,335
Cemex SAB de CV Series CPO (b)	2,914,964	1,178,715
Coca-Cola Femsa SAB de CV	104,035	703,844
Concentradora Fibra Danhos SA de CV REIT	88,800	106,630
Controladora Vuela Cia de Aviacion SAB de CV Class A (a)(b)	174,300	145,882
Corp. Inmobiliaria Vesta SAB de CV	117,100	279,481
FIBRA Macquarie Mexico REIT (d)	141,800	206,945
Fibra Uno Administracion SA de CV REIT	598,700	705,392
Fomento Economico Mexicano SAB de CV	365,700	2,845,506
GCC SAB de CV (a)	31,400	210,115
Genomma Lab Internacional SAB de CV Class B	146,400	127,264
Gentera SAB de CV	207,000	233,054
Gruma SAB de CV Class B	38,450	514,462
Grupo Aeroportuario del Centro Norte SAB de CV	54,054	416,266
Grupo Aeroportuario del Pacifico SAB de CV Class B	69,800	999,868
Grupo Aeroportuario del Sureste SAB de CV Class B	37,825	882,501
Grupo Bimbo SAB de CV Class A	247,800	1,047,290
Grupo Carso SAB de CV Series A1	83,800	351,631
Grupo Comercial Chedraui SA de CV	35,695	152,362
Grupo Financiero Banorte SAB de CV Series O	485,300	3,484,243
Grupo Financiero Inbursa SAB de CV Series O (a)(b)	422,100	711,325
Grupo Herdez SAB de CV	57,324	128,402

See accompanying notes to financial statements.
136

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022

Security Description	Shares	Value
Grupo Mexico SAB de CV Class B	588,100	$ 2,064,525
Grupo Rotoplas SAB de CV (a)(b)	106,299	171,772
Grupo Televisa SAB Series CPO (a)	485,800	441,744
Grupo Traxion SAB de CV (a)(b)(d)	50,600	70,029
Industrias Penoles SAB de CV (a)(b)	26,420	324,921
Kimberly-Clark de Mexico SAB de CV Class A	308,400	523,357
La Comer SAB de CV (a)	89,500	175,259
Nemak SAB de CV (b)(d)	369,861	105,527
Operadora De Sites Mexicanos SAB de CV Class A	281,200	276,622
Orbia Advance Corp. SAB de CV	197,557	349,753
Prologis Property Mexico SA de CV REIT	113,845	326,160
Promotora y Operadora de Infraestructura SAB de CV	43,590	356,911
Qualitas Controladora SAB de CV	41,700	183,857
Regional SAB de CV	49,700	357,284
Sitios Latinoamerica SAB de CV (a)(b)	394,270	189,171
TF Administradora Industrial S de Real de CV REIT	144,000	206,978
Wal-Mart de Mexico SAB de CV	980,100	3,449,694
		31,634,407
NETHERLANDS — 3.1%
Aalberts NV	19,119	739,264
ABN AMRO Bank NV (d)	74,820	1,032,082
Adyen NV (b)(d)	4,076	5,604,681
Aegon NV	335,524	1,696,620
Akzo Nobel NV	33,508	2,237,233
Alfen Beheer B.V. (a)(b)(d)	4,401	395,484
AMG Advanced Metallurgical Group NV	5,803	213,048
Arcadis NV	14,296	559,947
Argenx SE (b)	10,198	3,790,831
ASM International NV	8,677	2,182,243
ASML Holding NV	75,300	40,487,328
ASR Nederland NV	25,900	1,225,912
Basic-Fit NV (a)(b)(d)	9,498	248,147
BE Semiconductor Industries NV	14,250	860,182
Brunel International NV	7,083	72,418
CM.com NV (a)(b)	3,999	48,484
Corbion NV	10,434	354,560
Ebusco Holding NV (a)(b)	4,374	61,480
Eurocommercial Properties NV REIT	7,494	180,754
Euronext NV (d)	15,997	1,180,754
Security Description	Shares	Value
EXOR NV (b)	20,390	$ 1,486,291
Fastned B.V. CVA (a)(b)	521	21,352
Flow Traders (d)	8,122	187,580
Fugro NV (b)	21,781	260,353
Heineken Holding NV	18,660	1,434,867
Heineken NV	48,732	4,570,569
IMCD NV	10,582	1,503,747
ING Groep NV	697,884	8,481,969
JDE Peet's NV	18,087	521,576
Koninklijke Ahold Delhaize NV	196,607	5,631,803
Koninklijke BAM Groep NV (b)	65,515	151,728
Koninklijke DSM NV	32,718	3,991,158
Koninklijke KPN NV	614,853	1,896,423
Koninklijke Philips NV	167,200	2,498,931
Koninklijke Vopak NV	14,651	433,907
Meltwater NV (a)(b)	16,118	22,268
NN Group NV	51,682	2,104,814
NSI NV REIT	5,409	134,217
OCI NV	19,989	712,957
Pharming Group NV (a)(b)	152,999	177,004
PostNL NV (a)	102,579	186,166
Randstad NV (a)	22,422	1,363,045
SBM Offshore NV	24,203	378,677
Shell PLC	1,345,727	37,652,720
Shop Apotheke Europe NV (b)(d)	2,189	103,050
Sligro Food Group NV	3,660	63,436
TKH Group NV	8,595	340,869
TomTom NV (a)(b)	14,221	98,425
Universal Music Group NV	136,373	3,276,196
Van Lanschot Kempen NV ADR	7,795	182,191
Vastned Retail NV REIT	2,401	54,196
Wereldhave NV REIT	8,129	108,272
Wolters Kluwer NV	49,356	5,149,524
		148,351,733
NEW ZEALAND — 0.2%
a2 Milk Co., Ltd. (b)	142,368	664,500
Air New Zealand, Ltd. (b)	110,572	52,099
Argosy Property, Ltd.	151,973	111,974
Auckland International Airport, Ltd. (b)	249,187	1,230,843
Chorus, Ltd.	66,596	343,688
Contact Energy, Ltd.	131,487	641,155
EBOS Group, Ltd.	25,000	694,114
Fisher & Paykel Healthcare Corp., Ltd.	98,214	1,403,809
Fletcher Building, Ltd.	131,966	393,940
Genesis Energy, Ltd.	94,871	154,803
Goodman Property Trust REIT	225,549	288,150
Infratil, Ltd.	113,513	620,994
Kiwi Property Group, Ltd.	261,389	150,437
Mercury NZ, Ltd.	104,876	368,788

See accompanying notes to financial statements.
137

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022

Security Description	Shares	Value
Meridian Energy, Ltd.	242,526	$ 803,740
Neuren Pharmaceuticals, Ltd. (b)	20,434	110,166
Oceania Healthcare, Ltd.	183,936	88,411
Precinct Properties New Zealand, Ltd.	260,453	208,375
Pushpay Holdings, Ltd. (b)	141,424	114,488
Ryman Healthcare, Ltd.	76,360	257,889
SKYCITY Entertainment Group, Ltd. (b)	116,799	175,071
Spark New Zealand, Ltd.	315,418	1,077,225
Summerset Group Holdings, Ltd.	33,651	188,351
Xero, Ltd. (b)	25,816	1,230,225
		11,373,235
NIGERIA — 0.0% (f)
Airtel Africa PLC (d)	191,753	257,878
NORWAY — 0.6%
Aker ASA Class A	4,585	334,881
Aker BP ASA	57,567	1,777,091
Aker Carbon Capture ASA (b)	106,133	124,546
Aker Horizons ASA (a)(b)	93,780	122,758
Aker Solutions ASA	44,829	170,196
Atea ASA (b)	13,837	160,128
Austevoll Seafood ASA	20,148	180,905
BEWi ASA	5,000	23,297
Bonheur ASA	5,974	174,047
Borregaard ASA	15,205	234,612
BW Offshore, Ltd.	28,194	71,150
Crayon Group Holding ASA (a)(b)(d)	10,593	107,640
DNB Bank ASA	169,456	3,344,911
DNO ASA	65,996	79,120
Elkem ASA (b)(d)	56,997	203,664
Elopak ASA	40,800	103,543
Entra ASA (d)	11,808	126,818
Equinor ASA	178,034	6,357,970
Europris ASA (d)	25,386	176,911
FLEX LNG, Ltd.	7,577	246,747
Frontline, Ltd. (a)	22,246	265,570
Gjensidige Forsikring ASA	37,674	735,047
Golden Ocean Group, Ltd.	21,011	183,300
Grieg Seafood ASA	7,676	61,246
Hexagon Composites ASA (b)	16,673	46,375
Hexagon Purus ASA (a)(b)	8,778	18,445
Kahoot! ASA (a)(b)	53,536	105,621
Kongsberg Gruppen ASA	16,289	687,210
Leroy Seafood Group ASA	48,893	273,723
Mowi ASA	75,361	1,279,094
MPC Container Ships ASA	56,147	92,619
NEL ASA (a)(b)	283,970	399,391
Nordic Semiconductor ASA (b)	28,101	467,542
Norsk Hydro ASA	240,989	1,793,657
Security Description	Shares	Value
Norwegian Air Shuttle ASA (b)	131,941	$ 98,363
Nykode Therapeutics ASA (b)	19,435	55,478
Odfjell Drilling, Ltd. (b)	17,545	46,841
Orkla ASA	136,194	980,774
Protector Forsikring ASA	9,425	120,360
Salmar ASA	12,201	476,596
Schibsted ASA Class A	11,760	221,448
Schibsted ASA Class B	16,652	302,748
SpareBank 1 Nord Norge	20,807	202,768
SpareBank 1 Oestlandet	5,849	71,962
SpareBank 1 SMN	29,179	377,363
SpareBank 1 SR-Bank ASA	30,613	375,088
Stolt-Nielsen, Ltd.	6,169	168,769
Storebrand ASA	91,645	794,486
Telenor ASA	127,468	1,185,267
TGS ASA	25,936	347,533
Tomra Systems ASA	43,754	735,526
Veidekke ASA	21,229	208,605
Volue ASA (b)	18,171	51,925
Wallenius Wilhelmsen ASA	19,594	193,036
		27,544,711
PERU — 0.1%
Cia de Minas Buenaventura SAA ADR (a)	44,100	328,545
Credicorp, Ltd.	13,500	1,831,410
Hochschild Mining PLC	31,281	26,434
Southern Copper Corp.	16,600	1,002,474
		3,188,863
PHILIPPINES — 0.2%
Aboitiz Equity Ventures, Inc.	337,830	350,825
ACEN Corp.	1,729,780	237,838
Alliance Global Group, Inc.	450,900	96,698
AREIT, Inc.	100,200	63,720
Ayala Corp.	47,160	590,307
Ayala Land, Inc.	1,538,400	853,979
Bank of the Philippine Islands	434,547	797,097
BDO Unibank, Inc.	479,271	911,419
Bloomberry Resorts Corp. (b)	741,800	102,250
Cebu Air, Inc. (b)	4,500	3,093
Century Pacific Food, Inc.	145,200	67,223
Converge Information & Communications Technology Solutions, Inc. (b)	208,200	59,496
Cosco Capital, Inc.	131,800	11,045
D&L Industries, Inc.	337,900	47,927
DMCI Holdings, Inc.	571,200	123,455
Globe Telecom, Inc.	5,184	203,362
GT Capital Holdings, Inc.	17,217	134,672
International Container Terminal Services, Inc.	171,900	616,947
JG Summit Holdings, Inc.	515,090	465,771
Jollibee Foods Corp.	72,650	300,121
LT Group, Inc.	314,800	52,021

See accompanying notes to financial statements.
138

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022

Security Description	Shares	Value
Manila Electric Co.	63,940	$ 343,551
Manila Water Co., Inc.	223,300	76,561
Megaworld Corp.	1,365,000	49,125
Metro Pacific Investments Corp.	2,154,000	132,315
Metropolitan Bank & Trust Co.	379,496	368,509
Monde Nissin Corp. (d)	1,107,600	220,998
MREIT, Inc.	312,900	81,358
PLDT, Inc.	13,395	316,021
Puregold Price Club, Inc.	338,780	212,453
Robinsons Land Corp.	375,144	100,863
Robinsons Retail Holdings, Inc.	77,600	75,104
Security Bank Corp.	88,110	137,706
SM Investments Corp.	48,535	787,133
SM Prime Holdings, Inc.	1,854,000	1,182,869
Synergy Grid & Development Phils, Inc.	202,800	40,512
Universal Robina Corp.	280,030	687,058
Wilcon Depot, Inc.	99,300	52,641
		10,954,043
POLAND — 0.2%
Alior Bank SA (b)	22,775	177,942
Allegro.eu SA (b)(d)	56,940	326,225
Asseco Poland SA	9,859	163,183
Bank Handlowy w Warszawie SA	5,365	92,469
Bank Millennium SA (b)	87,519	91,385
Bank Polska Kasa Opieki SA	32,112	633,272
Budimex SA	1,698	109,942
CCC SA (b)	7,588	74,163
CD Projekt SA	10,175	300,732
Ciech SA	2,728	25,786
Cyfrowy Polsat SA	52,228	209,686
Dino Polska SA (b)(d)	8,285	708,888
Enea SA (b)	20,497	28,038
Eurocash SA (b)	12,734	39,483
Grupa Azoty SA (b)	4,618	41,566
InPost SA (b)	39,810	334,714
Jastrzebska Spolka Weglowa SA (b)	9,529	126,351
KGHM Polska Miedz SA	23,461	677,955
KRUK SA	3,415	241,357
LiveChat Software SA	2,013	49,106
LPP SA	201	488,037
mBank SA (b)	2,140	144,415
Neuca SA	233	34,528
Orange Polska SA	94,679	143,025
PGE Polska Grupa Energetyczna SA (b)	121,403	190,536
Polski Koncern Naftowy ORLEN SA	102,752	1,504,882
Powszechna Kasa Oszczednosci Bank Polski SA	157,558	1,088,044
Security Description	Shares	Value
Powszechny Zaklad Ubezpieczen SA	113,606	$ 917,395
Santander Bank Polska SA	6,223	368,024
Tauron Polska Energia SA (b)	151,723	73,298
Warsaw Stock Exchange	6,425	52,030
XTB SA (d)	6,081	43,005
		9,499,462
PORTUGAL — 0.1%
Altri SGPS SA	11,642	62,187
Banco Comercial Portugues SA Class R (a)	1,431,520	223,668
Corticeira Amorim SGPS SA	4,689	43,638
CTT-Correios de Portugal SA (a)	16,915	55,602
EDP - Energias de Portugal SA	511,773	2,543,058
Galp Energia SGPS SA	96,824	1,303,059
Greenvolt-Energias Renovaveis SA (b)	9,382	78,101
Jeronimo Martins SGPS SA	52,731	1,135,672
Navigator Co. SA	56,434	208,031
NOS SGPS SA	43,721	176,566
REN - Redes Energeticas Nacionais SGPS SA	60,188	161,874
Semapa-Sociedade de Investimento e Gestao	5,579	73,594
Sonae SGPS SA	135,316	135,029
		6,200,079
QATAR — 0.3%
Aamal Co.	543,233	145,861
Al Meera Consumer Goods Co. QSC	25,614	110,946
Baladna	275,933	116,661
Barwa Real Estate Co.	230,600	182,058
Commercial Bank PQSC	545,703	749,819
Doha Bank QPSC	414,912	223,523
Gulf International Services QSC (b)	149,047	60,629
Gulf Warehousing Co.	42,346	47,372
Industries Qatar QSC	270,384	954,388
Masraf Al Rayan QSC	1,003,800	875,127
Medicare Group	24,653	42,237
Mesaieed Petrochemical Holding Co.	786,055	461,624
Ooredoo QSC	134,267	339,193
Qatar Aluminium Manufacturing Co.	488,793	206,120
Qatar Electricity & Water Co. QSC	91,976	447,031
Qatar Fuel QSC	87,092	429,824
Qatar Gas Transport Co., Ltd.	445,685	449,483
Qatar Insurance Co. SAQ	269,557	142,338
Qatar International Islamic Bank QSC	125,008	357,784
Qatar Islamic Bank SAQ	278,776	1,420,768
Qatar National Bank QPSC	838,213	4,154,883

See accompanying notes to financial statements.
139

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022

Security Description	Shares	Value
Qatar National Cement Co. QSC	104,845	$ 139,342
Qatar Navigation QSC	108,821	301,391
United Development Co. QSC	199,242	71,124
Vodafone Qatar QSC	302,258	131,499
		12,561,025
ROMANIA — 0.0% (f)
NEPI Rockcastle NV	92,026	557,456
RUSSIA — 0.0%
Alrosa PJSC (b)(c)	330,200	—
Credit Bank of Moscow PJSC (b)(c)	2,707,900	—
Gazprom PJSC ADR (b)(c)	164,129	—
Gazprom PJSC (c)	1,448,730	—
Globaltrans Investment PLC GDR (b)(c)	26,586	—
Inter RAO UES PJSC (b)(c)	5,356,000	—
LUKOIL PJSC ADR (b)(c)	6,598	—
LUKOIL PJSC (c)	54,554	—
Magnit PJSC GDR (b)(c)	4	—
Magnit PJSC (b)(c)	10,601	—
MMC Norilsk Nickel PJSC (c)	9,503	—
Mobile TeleSystems PJSC ADR (b)(c)	53,100	—
Mobile TeleSystems PJSC (c)	31,200	—
Moscow Exchange MICEX (b)(c)	191,435	—
Novatek PJSC GDR (b)(c)	13,594	—
Novolipetsk Steel PJSC (b)(c)	224,930	—
Ozon Holdings PLC ADR (b)(c)	6,439	—
PhosAgro PJSC (c)	135	—
PhosAgro PJSC GDR (b)(c)	20,976	—
Polyus PJSC GDR (b)(c)	1,062	—
Polyus PJSC (b)(c)	4,492	—
Rosneft Oil Co. PJSC (b)(c)	169,478	—
Rostelecom PJSC (c)	100,000	—
Sberbank of Russia PJSC (b)(c)	1,586,024	—
Severstal PJSC (c)	31,441	—
Sistema PJSFC GDR (b)(c)	40,100	—
Surgutneftegas PJSC (c)	888,900	—
Tatneft PJSC ADR (b)(c)	3,048	—
Tatneft PJSC (c)	187,335	—
TCS Group Holding PLC GDR (b)(c)	17,965	—
VK Co., Ltd. GDR (b)(c)	17,475	—
VTB Bank PJSC (b)(c)	437,390,000	—
X5 Retail Group NV GDR (b)(c)	17,591	—
Yandex NV Class A (b)(c)	46,029	—
		—
Security Description	Shares	Value
SAUDI ARABIA — 1.1%
Abdullah Al Othaim Markets Co.	6,581	$ 182,593
ACWA Power Co.	14,377	581,835
Advanced Petrochemical Co.	19,011	216,187
Al Hammadi Holding	27,000	288,957
Al Jouf Agricultural Development Co.	6,797	80,829
Al Moammar Information Systems Co.	3,626	89,847
Al Rajhi Bank (b)	348,437	6,968,126
Al Rajhi Co. for Co-operative Insurance (b)	4,209	100,241
Al-Dawaa Medical Services Co.	6,646	127,111
Aldrees Petroleum & Transport Services Co.	6,835	136,125
Alinma Bank (b)	167,594	1,451,210
AlKhorayef Water & Power Technologies Co.	1,564	58,306
Almarai Co. JSC (b)	52,392	746,304
Almunajem Foods Co.	3,218	52,841
Alujain Corp.	7,396	74,487
Arab National Bank (b)	101,125	859,356
Arabian Cement Co.	9,227	82,531
Arabian Contracting Services Co.	2,606	73,904
Arabian Internet & Communications Services Co.	3,094	199,443
Arriyadh Development Co.	18,294	88,540
Astra Industrial Group	6,255	85,764
Ataa Educational Co.	3,559	51,723
Bank AlBilad (b)	85,138	1,000,855
Bank Al-Jazira	59,962	303,346
Banque Saudi Fransi (b)	102,622	1,106,510
BinDawood Holding Co.	14,548	188,152
Bupa Arabia for Cooperative Insurance Co.	12,147	463,249
City Cement Co.	6,348	34,014
Co. for Cooperative Insurance (b)	11,596	247,566
Dallah Healthcare Co.	7,407	292,928
Dar Al Arkan Real Estate Development Co. (b)	96,566	298,286
Delivery Hero SE (b)(d)	30,890	1,476,277
Dr Sulaiman Al Habib Medical Services Group Co.	15,642	913,435
Dur Hospitality Co. (b)	29,415	154,938
Eastern Province Cement Co.	9,470	102,037
Elm Co.	3,927	349,036
Emaar Economic City (b)	74,864	166,075
Etihad Etisalat Co.	65,556	605,984
Fawaz Abdulaziz Al Hokair & Co. (b)	6,323	26,204
Herfy Food Services Co. (b)	2,033	18,618

See accompanying notes to financial statements.
140

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022

Security Description	Shares	Value
Jadwa REIT Saudi Fund	30,786	$ 105,607
Jarir Marketing Co.	10,217	407,752
Leejam Sports Co. JSC	3,769	84,348
Maharah Human Resources Co.	2,209	30,524
Methanol Chemicals Co. (b)	5,913	39,840
Middle East Healthcare Co. (b)	11,802	79,517
Middle East Paper Co.	12,176	105,594
Mobile Telecommunications Co. (b)	86,172	230,144
Mouwasat Medical Services Co. (b)	8,514	476,962
Nahdi Medical Co.	5,302	235,345
Najran Cement Co.	15,550	50,423
National Agriculture Development Co. (b)	20,791	112,979
National Co. for Learning & Education	2,895	52,839
National Gas & Industrialization Co.	6,570	91,550
National Industrialization Co. (b)	71,502	236,635
National Medical Care Co.	5,781	113,682
Northern Region Cement Co.	17,439	50,327
Qassim Cement Co.	8,869	144,198
Rabigh Refining & Petrochemical Co. (b)	74,321	214,906
Riyad Bank (b)	234,564	1,994,582
Riyadh Cement Co.	13,985	118,340
SABIC Agri-Nutrients Co. (b)	38,295	1,494,771
Sahara International Petrochemical Co.	64,237	587,511
Saudi Airlines Catering Co. (b)	7,183	144,093
Saudi Arabian Mining Co. (b)	153,992	2,643,738
Saudi Arabian Oil Co. (d)	432,614	3,713,529
Saudi Basic Industries Corp.	160,890	3,848,699
Saudi British Bank	160,660	1,652,939
Saudi Cement Co.	14,485	196,964
Saudi Ceramic Co.	7,008	53,266
Saudi Chemical Co. Holding	16,716	118,432
Saudi Co. For Hardware CJSC (b)	5,311	38,489
Saudi Electricity Co.	148,969	920,877
Saudi Fisheries Co. (b)	5,167	37,369
Saudi Ground Services Co. (b)	13,747	80,023
Saudi Industrial Investment Group	64,262	379,587
Saudi Investment Bank (b)	80,181	369,706
Saudi Kayan Petrochemical Co. (b)	124,148	455,067
Saudi National Bank	395,025	5,316,850
Saudi Pharmaceutical Industries & Medical Appliances Corp.	10,157	58,856
Security Description	Shares	Value
Saudi Public Transport Co. (b)	5,953	$ 25,340
Saudi Real Estate Co. (b)	23,689	72,371
Saudi Research & Media Group (b)	6,257	303,473
Saudi Tadawul Group Holding Co.	5,891	285,253
Saudi Telecom Co.	290,226	2,824,247
Saudia Dairy & Foodstuff Co.	3,420	196,961
Savola Group	57,324	420,472
Seera Group Holding (b)	26,096	121,456
Sinad Holding Co. (b)	26,480	72,143
Southern Province Cement Co.	12,949	176,242
Theeb Rent A Car Co.	3,661	67,198
United Electronics Co.	7,266	134,018
United International Transportation Co.	5,610	68,405
Yamama Cement Co. (b)	14,880	107,675
Yanbu Cement Co.	10,069	95,545
Yanbu National Petrochemical Co. (b)	41,495	461,591
		52,863,020
SINGAPORE — 1.1%
AEM Holdings, Ltd.	42,600	108,628
AIMS APAC REIT	112,100	103,642
BOC Aviation, Ltd. (d)	37,900	316,361
BW LPG, Ltd. (d)	15,776	121,391
CapitaLand Ascendas REIT	626,574	1,280,057
CapitaLand Ascott Trust	425,817	333,364
CapitaLand China Trust REIT	303,800	253,695
Capitaland India Trust	200,300	168,759
CapitaLand Integrated Commercial Trust REIT	985,029	1,498,255
Capitaland Investment, Ltd.	485,300	1,338,809
CDL Hospitality Trusts Stapled Security	187,168	174,441
City Developments, Ltd.	82,900	508,699
ComfortDelGro Corp., Ltd.	436,800	400,585
DBS Group Holdings, Ltd.	333,568	8,436,196
Digital Core REIT Management Pte., Ltd. (a)	126,900	69,795
ESR-LOGOS REIT	871,720	240,483
Far East Hospitality Trust Stapled Security	140,900	65,134
Frasers Centrepoint Trust REIT	191,792	300,301
Frasers Hospitality Trust Stapled Security	135,000	44,792
Frasers Logistics & Commercial Trust REIT	579,639	501,328
Genting Singapore, Ltd.	1,162,900	828,042
Grab Holdings, Ltd. Class A (b)	239,300	770,546
Hafnia, Ltd.	23,153	118,456
Hour Glass, Ltd.	39,800	60,537
iFAST Corp., Ltd.	23,300	101,455

See accompanying notes to financial statements.
141

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022

Security Description	Shares	Value
IGG, Inc. (b)	181,000	$ 67,252
Japfa, Ltd.	47,400	12,193
Jardine Cycle & Carriage, Ltd.	18,400	392,365
Kenon Holdings, Ltd.	5,301	173,993
Keppel Corp., Ltd.	270,600	1,464,775
Keppel DC REIT	238,400	314,620
Keppel Infrastructure Trust	753,500	303,378
Keppel Pacific Oak US REIT	154,800	71,208
Keppel REIT	336,800	228,518
Lendlease Global Commercial REIT	315,527	165,856
Manulife US Real Estate Investment Trust	345,200	103,560
Mapletree Industrial Trust REIT	394,950	653,735
Mapletree Logistics Trust REIT (a)	639,547	758,186
Mapletree Pan Asia Commercial Trust REIT	467,568	582,194
Nanofilm Technologies International, Ltd. (a)	42,200	43,735
NetLink NBN Trust	570,700	353,177
Olam Group, Ltd.	198,325	215,892
OUE Commercial Real Estate Investment Trust	402,200	100,460
Oversea-Chinese Banking Corp., Ltd.	625,311	5,678,712
Parkway Life Real Estate Investment Trust	87,600	245,583
Prime US REIT	205,300	83,146
Raffles Medical Group, Ltd.	139,876	146,008
Riverstone Holdings, Ltd. (a)	100,800	46,221
Sasseur Real Estate Investment Trust (a)	189,800	106,844
SATS, Ltd. (b)	141,600	299,839
Sea, Ltd. ADR (b)	68,000	3,538,040
Sembcorp Industries, Ltd.	196,600	495,458
Sembcorp Marine, Ltd. (b)	3,644,000	374,942
Sheng Siong Group, Ltd.	144,600	177,893
SIA Engineering Co., Ltd. (b)	80,800	140,972
Silverlake Axis, Ltd.	92,400	24,802
Singapore Airlines, Ltd. (a)	252,900	1,042,750
Singapore Exchange, Ltd.	160,600	1,071,704
Singapore Post, Ltd.	224,900	87,197
Singapore Technologies Engineering, Ltd.	481,700	1,203,173
Singapore Telecommunications, Ltd.	1,514,400	2,901,885
SPH REIT	269,900	181,114
Starhill Global REIT	385,208	155,094
StarHub, Ltd.	126,800	98,324
STMicroelectronics NV	127,402	4,486,321
Straits Trading Co., Ltd.	47,790	83,023
Suntec Real Estate Investment Trust	452,600	465,693
TDCX, Inc. ADR (b)	7,200	89,136
Security Description	Shares	Value
United Overseas Bank, Ltd.	218,393	$ 4,999,005
UOL Group, Ltd.	92,833	465,134
Venture Corp., Ltd.	53,400	679,245
Yangzijiang Financial Holding, Ltd. (a)(b)	370,300	98,014
		53,614,120
SOUTH AFRICA — 1.2%
Absa Group, Ltd.	159,386	1,816,335
AECI, Ltd.	27,750	142,868
African Rainbow Minerals, Ltd.	19,779	334,784
Anglo American Platinum, Ltd.	9,843	824,278
Anglo American PLC	235,398	9,164,485
Aspen Pharmacare Holdings, Ltd.	73,292	587,241
Astral Foods, Ltd.	3,513	33,602
AVI, Ltd.	55,269	244,301
Barloworld, Ltd.	32,805	163,398
Bid Corp., Ltd.	62,324	1,208,203
Bidvest Group, Ltd.	53,744	677,178
Capitec Bank Holdings, Ltd.	15,826	1,728,694
Clicks Group, Ltd.	44,641	708,589
Coronation Fund Managers, Ltd.	44,887	81,042
DataTec, Ltd.	60,275	109,816
Dis-Chem Pharmacies, Ltd. (d)	55,496	93,771
Discovery, Ltd. (b)	93,878	680,567
Distell Group Holdings, Ltd. (b)	30,902	320,462
DRDGOLD, Ltd.	44,155	31,764
Equites Property Fund, Ltd. REIT	160,356	158,707
Exxaro Resources, Ltd.	45,971	587,127
FirstRand, Ltd.	938,100	3,424,906
Fortress REIT, Ltd. Class A, (b)	237,535	146,723
Foschini Group, Ltd.	59,911	355,628
Gold Fields, Ltd.	165,632	1,714,727
Grindrod, Ltd.	30,822	18,115
Growthpoint Properties, Ltd. REIT	577,671	493,643
Harmony Gold Mining Co., Ltd.	102,551	354,393
Hyprop Investments, Ltd. REIT	41,945	82,929
Impala Platinum Holdings, Ltd.	159,941	2,003,516
Investec Property Fund, Ltd. REIT	58,715	33,059
Investec, Ltd.	43,726	276,259
JSE, Ltd.	20,858	132,969
KAP Industrial Holdings, Ltd.	705,488	184,094
Kumba Iron Ore, Ltd. (a)	12,546	362,997
Life Healthcare Group Holdings, Ltd.	263,521	261,430

See accompanying notes to financial statements.
142

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022

Security Description	Shares	Value
Momentum Metropolitan Holdings	228,762	$ 231,249
Motus Holdings, Ltd.	19,611	127,567
Mr. Price Group, Ltd.	48,289	451,076
MTN Group, Ltd.	318,836	2,385,414
MultiChoice Group	63,242	435,762
Naspers, Ltd. Class N	40,940	6,795,679
Nedbank Group, Ltd.	86,551	1,081,341
Netcare, Ltd.	174,105	148,370
Ninety One, Ltd.	38,097	84,747
Northam Platinum Holdings, Ltd. (b)	58,801	646,863
Oceana Group, Ltd.	11,307	42,058
Old Mutual, Ltd. (e)	463,081	284,680
Old Mutual, Ltd. (a)(e)	315,585	193,225
Omnia Holdings, Ltd.	27,807	102,240
OUTsurance Group, Ltd.	112,841	209,169
Pepkor Holdings, Ltd. (d)	274,416	322,558
Pick n Pay Stores, Ltd.	59,699	199,254
PSG Konsult, Ltd.	104,097	74,088
Redefine Properties, Ltd. REIT	1,014,002	252,085
Remgro, Ltd.	100,371	784,740
Resilient REIT, Ltd.	55,944	176,726
Reunert, Ltd.	15,137	46,358
Royal Bafokeng Platinum, Ltd.	20,752	201,117
Sanlam, Ltd.	326,035	933,554
Santam, Ltd.	7,575	114,170
Sappi, Ltd. (a)	91,460	264,678
Sasol, Ltd.	102,722	1,626,588
Scatec ASA (d)	19,215	153,314
Shoprite Holdings, Ltd.	90,553	1,202,761
Sibanye Stillwater, Ltd.	525,904	1,382,217
SPAR Group, Ltd. (a)	38,271	255,290
Standard Bank Group, Ltd.	249,464	2,460,039
Steinhoff International Holdings NV (b)	418,971	12,558
Super Group, Ltd.	99,955	155,557
Telkom SA SOC, Ltd. (a)(b)	39,144	69,063
Thungela Resources, Ltd.	37,800	636,835
Tiger Brands, Ltd.	25,782	318,233
Transaction Capital, Ltd.	95,406	185,597
Truworths International, Ltd.	74,129	239,618
Vodacom Group, Ltd.	120,806	871,166
Vukile Property Fund, Ltd. REIT	94,716	73,869
Wilson Bayly Holmes-Ovcon, Ltd. (b)	5,617	29,262
Woolworths Holdings, Ltd.	181,118	707,121
		56,510,456
SOUTH KOREA — 3.3%
ABLBio, Inc. (b)	7,302	133,310
Advanced Nano Products Co., Ltd. (b)	1,228	75,603
AfreecaTV Co., Ltd. (b)	1,389	78,489
Security Description	Shares	Value
Ahnlab, Inc. (b)	2,297	$ 122,039
Alteogen, Inc. (b)	5,452	166,669
Amorepacific Corp. (b)	5,499	601,836
AMOREPACIFIC Group (b)	4,655	129,123
Ananti, Inc. (a)(b)	6,092	32,461
Asiana Airlines, Inc. (b)	10,835	119,780
BGF retail Co., Ltd. (b)	1,174	196,471
BH Co., Ltd.	3,403	60,624
Bioneer Corp. (b)	5,103	119,333
BNK Financial Group, Inc. (b)	51,708	266,384
Boryung (b)	3,324	23,907
Bukwang Pharmaceutical Co., Ltd.	3,983	27,741
CANARIABIO, Inc. (b)	1,594	15,628
Caregen Co., Ltd.	228	24,713
Cellivery Therapeutics, Inc. (b)	6,215	59,240
Celltrion Healthcare Co., Ltd.	17,511	809,235
Celltrion Pharm, Inc. (b)	2,932	156,463
Celltrion, Inc.	19,076	2,434,681
Chabiotech Co., Ltd. (b)	6,622	68,282
Cheil Worldwide, Inc. (b)	15,138	276,498
Chong Kun Dang Pharmaceutical Corp. (b)	2,168	141,525
Chunbo Co., Ltd.	931	162,099
CJ CGV Co., Ltd. (b)	2,246	30,302
CJ CheilJedang Corp.	1,508	453,623
CJ Corp. (b)	3,512	234,600
CJ ENM Co., Ltd. (b)	1,582	131,465
CJ Logistics Corp. (b)	1,096	81,735
Classys, Inc. (b)	7,582	110,544
Com2uSCorp	2,104	99,210
Cosmax, Inc. (b)	752	44,292
CosmoAM&T Co., Ltd. (b)	4,102	168,961
Cosmochemical Co., Ltd. (b)	4,568	74,605
Coway Co., Ltd. (b)	14,121	626,970
Creative & Innovative System (b)	9,226	65,896
CS Wind Corp.	4,166	228,514
Cuckoo Homesys Co., Ltd. (b)	1,764	41,189
Daeduck Electronics Co., Ltd.	8,563	129,116
Daejoo Electronic Materials Co., Ltd. (b)	1,712	96,529
Daesang Corp. (b)	4,987	86,565
Daesung Holdings Co., Ltd.	839	72,552
Daewoo Engineering & Construction Co., Ltd. (b)	52,482	173,962
Daewoo Shipbuilding & Marine Engineering Co., Ltd. (b)	5,893	88,620
Daewoong Co., Ltd. (b)	2,154	34,878
Daewoong Pharmaceutical Co., Ltd. (b)	1,213	152,323
Daishin Securities Co., Ltd. (b)	3,580	36,652
Danal Co., Ltd. (b)	15,211	60,394

See accompanying notes to financial statements.
143

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STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022

Security Description	Shares	Value
Daou Data Corp.	2,499	$ 61,276
Daou Technology, Inc. (b)	6,450	98,117
Dawonsys Co., Ltd. (b)	3,177	35,768
DB HiTek Co., Ltd. (b)	7,593	223,836
DB Insurance Co., Ltd. (b)	8,568	444,122
Dentium Co., Ltd. (b)	795	63,066
Devsisters Co., Ltd. (b)	551	24,505
DGB Financial Group, Inc. (b)	26,545	146,874
DL E&C Co., Ltd. (b)	4,830	129,424
DL Holdings Co., Ltd. (b)	2,132	100,426
DN Automotive Corp.	454	23,087
Dong-A Socio Holdings Co., Ltd.	363	29,250
Dong-A ST Co., Ltd. (b)	552	26,546
Dongjin Semichem Co., Ltd.	5,592	133,569
DongKook Pharmaceutical Co., Ltd. (b)	4,240	55,652
Dongkuk Steel Mill Co., Ltd. (b)	14,784	130,657
Dongsuh Cos., Inc. (b)	7,745	124,353
Dongwha Enterprise Co., Ltd. (b)	681	26,841
Doosan Bobcat, Inc.	11,020	301,521
Doosan Co., Ltd. (b)	801	52,679
Doosan Enerbility Co., Ltd. (b)	79,699	970,170
Doosan Fuel Cell Co., Ltd. (b)	7,357	172,432
DoubleUGames Co., Ltd. (b)	843	31,450
Douzone Bizon Co., Ltd. (b)	2,524	73,646
Duk San Neolux Co., Ltd. (b)	1,243	38,505
Echo Marketing, Inc.	1,570	17,958
Ecopro BM Co., Ltd.	8,818	645,081
Ecopro Co., Ltd.	3,313	270,872
Ecopro HN Co., Ltd.	2,376	85,402
E-MART, Inc.	3,457	268,784
Enchem Co., Ltd. (b)	1,234	51,571
Eo Technics Co., Ltd. (b)	1,483	78,657
ESR Kendall Square REIT Co., Ltd.	16,720	52,848
Eugene Technology Co., Ltd.	1,603	28,269
F&F Co., Ltd. (b)	2,987	343,318
Fila Holdings Corp.	7,424	195,858
Foosung Co., Ltd. (b)	13,563	115,320
GC Cell Corp. (b)	1,225	45,962
GemVax & Kael Co., Ltd. (b)	3,211	30,172
GeneOne Life Science, Inc. (b)	11,851	67,012
Genexine, Inc. (b)	2,807	41,825
Giantstep, Inc. (b)	511	7,113
GOLFZON Co., Ltd. (b)	868	78,060
Grand Korea Leisure Co., Ltd. (b)	3,328	49,785
Green Cross Corp. (b)	671	69,268
Green Cross Holdings Corp. (b)	5,248	71,063
Security Description	Shares	Value
GS Engineering & Construction Corp. (b)	10,010	$ 168,422
GS Holdings Corp.	9,827	341,024
GS Retail Co., Ltd. (b)	6,723	150,114
HAESUNG DS Co., Ltd. (b)	2,588	73,991
Hana Financial Group, Inc.	55,536	1,849,299
Hana Materials, Inc.	2,047	53,430
Hana Micron, Inc.	5,811	43,117
Hana Tour Service, Inc. (b)	1,100	52,803
Hanall Biopharma Co., Ltd. (b)	2,599	36,849
Handsome Co., Ltd. (b)	1,555	33,378
Hanil Cement Co., Ltd.	5,238	48,559
Hankook & Co. Co., Ltd (b)	2,676	29,527
Hankook Tire & Technology Co., Ltd. (b)	12,226	301,907
Hanmi Pharm Co., Ltd. (b)	1,512	358,102
Hanmi Semiconductor Co., Ltd. (b)	8,935	81,973
Hanon Systems	32,462	208,450
Hansae Co., Ltd.	2,164	26,571
Hansol Chemical Co., Ltd. (b)	1,576	232,112
Hanssem Co., Ltd.	2,499	88,437
Hanwha Aerospace Co., Ltd. (b)	10,677	621,767
Hanwha Corp. (b)	6,452	131,305
Hanwha Investment & Securities Co., Ltd. (b)	13,008	24,304
Hanwha Life Insurance Co., Ltd. (b)	83,342	182,876
Hanwha Solutions Corp. (b)	20,907	714,887
Hanwha Systems Co., Ltd. (a)(b)	37,056	309,628
Harim Holdings Co., Ltd. (b)	12,382	75,423
HD Hyundai Co., Ltd.	8,826	399,444
HDC Hyundai Development Co-Engineering & Construction Class E (b)	6,351	50,440
Helixmith Co., Ltd. (b)	3,526	29,697
Hite Jinro Co., Ltd. (b)	4,760	96,598
HK inno N Corp. (b)	3,166	93,274
HL Mando Co., Ltd. (b)	5,035	160,682
HLB Life Science Co., Ltd. (b)	13,171	110,871
HLB, Inc. (b)	23,106	521,350
HMM Co., Ltd. (b)	50,138	781,472
Hotel Shilla Co., Ltd. (b)	5,903	389,875
Hugel, Inc. (b)	1,296	138,426
Humasis Co., Ltd. (b)	5,742	64,833
Huons Co., Ltd.	145	3,356
HYBE Co., Ltd. (b)	3,136	433,836
Hyosung Advanced Materials Corp. (b)	422	112,279
Hyosung Corp. (b)	858	45,574
Hyosung Heavy Industries Corp. (b)	563	34,701
Hyosung TNC Corp. (b)	406	112,881

See accompanying notes to financial statements.
144

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022

Security Description	Shares	Value
Hyundai Autoever Corp. (b)	998	$ 75,418
Hyundai Bioscience Co., Ltd. (b)	5,884	127,638
Hyundai Construction Equipment Co., Ltd. (b)	2,085	103,008
Hyundai Department Store Co., Ltd. (b)	2,120	99,356
Hyundai Doosan Infracore Co., Ltd.	22,092	140,168
Hyundai Electric & Energy System Co., Ltd.	3,621	122,129
Hyundai Elevator Co., Ltd. (b)	2,938	66,033
Hyundai Energy Solutions Co., Ltd.	1,044	40,489
Hyundai Engineering & Construction Co., Ltd. (b)	17,107	472,950
Hyundai Glovis Co., Ltd. (b)	4,136	536,983
Hyundai Greenfood Co., Ltd. (b)	5,265	28,136
Hyundai Heavy Industries Co., Ltd.	2,880	265,430
Hyundai Home Shopping Network Corp. (b)	629	26,898
Hyundai Marine & Fire Insurance Co., Ltd. (b)	11,464	267,082
Hyundai Mipo Dockyard Co., Ltd.	5,058	338,684
Hyundai Mobis Co., Ltd.	11,539	1,830,296
Hyundai Motor Co.	25,889	3,098,445
Hyundai Motor Co. Preference Shares (e)	6,321	369,946
Hyundai Motor Co. Preference Shares (e)	4,833	283,036
Hyundai Rotem Co., Ltd. (b)	12,309	277,076
Hyundai Steel Co. (b)	18,969	462,347
Hyundai Wia Corp. (b)	2,354	92,269
Il Dong Pharmaceutical Co., Ltd. (b)	2,600	58,824
Iljin Hysolus Co., Ltd. (b)	3,038	72,011
Iljin Materials Co., Ltd. (b)	5,252	216,322
Industrial Bank of Korea	47,306	367,662
Innocean Worldwide, Inc.	814	26,576
Innox Advanced Materials Co., Ltd.	3,006	72,407
Intellian Technologies, Inc.	1,615	87,096
INTOPS Co., Ltd.	1,469	32,344
IS Dongseo Co., Ltd. (b)	3,285	73,485
ISU Chemical Co., Ltd. (b)	3,648	52,754
ITM Semiconductor Co., Ltd.	206	4,287
JB Financial Group Co., Ltd.	28,335	177,035
Jeju Air Co., Ltd. (b)	3,342	39,386
Jin Air Co., Ltd. (b)	2,445	31,978
JR Global Reit	58,381	195,020
Jusung Engineering Co., Ltd. (b)	4,388	37,116
JW Pharmaceutical Corp.	1,532	22,989
JYP Entertainment Corp. (b)	4,449	239,006
Security Description	Shares	Value
K Car Co., Ltd.	2,518	$ 23,006
Kakao Corp.	57,662	2,456,167
Kakao Games Corp. (b)	5,672	202,681
KakaoBank Corp. (b)	26,654	518,547
Kangwon Land, Inc. (b)	16,728	307,817
KB Financial Group, Inc. (a)	72,142	2,763,949
KCC Corp.	1,069	173,362
KCC Glass Corp.	1,162	33,975
KEPCO Engineering & Construction Co., Inc. (a)(b)	2,045	88,026
KEPCO Plant Service & Engineering Co., Ltd. (b)	3,509	92,117
KG DONGBUSTEEL	4,738	27,741
Kia Corp. (b)	49,538	2,330,787
KIWOOM Securities Co., Ltd. (b)	2,328	155,302
KMW Co., Ltd. (b)	4,866	102,625
Koh Young Technology, Inc. (b)	7,925	80,397
Kolmar BNH Co., Ltd. (b)	790	17,814
Kolmar Korea Co., Ltd. (b)	1,275	43,170
Kolon Industries, Inc. (b)	2,530	82,553
KoMiCo, Ltd. (b)	1,382	47,371
Komipharm International Co., Ltd. (b)	4,676	26,021
Korea Aerospace Industries, Ltd. (b)	20,387	823,942
Korea Electric Power Corp.	47,867	826,611
Korea Electric Terminal Co., Ltd.	599	24,569
Korea Investment Holdings Co., Ltd. (b)	8,386	355,887
Korea Line Corp. (b)	17,625	30,473
Korea Petrochemical Ind Co., Ltd. (b)	507	69,070
Korea Shipbuilding & Offshore Engineering Co., Ltd.	8,613	484,326
Korea Zinc Co., Ltd. (b)	1,735	777,542
Korean Air Lines Co., Ltd. (b)	34,320	625,428
Korean Reinsurance Co. (b)	28,528	153,825
Krafton, Inc. (b)	5,536	740,316
KT&G Corp. (b)	20,767	1,500,986
Kum Yang Co., Ltd. (b)	5,952	113,338
Kumho Petrochemical Co., Ltd. (b)	3,498	348,583
Kumho Tire Co., Inc. (b)	10,539	23,186
Kyung Dong Navien Co., Ltd. (b)	1,463	39,166
L&C Bio Co., Ltd.	4,321	79,408
L&F Co., Ltd. (b)	4,254	586,540
LEENO Industrial, Inc.	3,095	382,449
LegoChem Biosciences, Inc. (b)	3,050	104,239
LG Chem, Ltd. (b)	9,211	4,398,522
LG Chem, Ltd. Preference Shares (b)	1,332	293,882

See accompanying notes to financial statements.
145

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022

Security Description	Shares	Value
LG Corp. (b)	18,061	$ 1,118,339
LG Display Co., Ltd. (b)	47,510	469,499
LG Electronics, Inc. (b)	19,377	1,332,164
LG Energy Solution, Ltd. (b)	6,529	2,250,263
LG H&H Co., Ltd. (b)	1,747	1,005,520
LG Innotek Co., Ltd. (b)	2,814	567,523
LG Uplus Corp.	38,245	334,924
LIG Nex1 Co., Ltd. (b)	4,497	328,747
Lotte Chemical Corp. (b)	3,195	452,172
Lotte Chilsung Beverage Co., Ltd. (b)	412	57,715
Lotte Confectionery Co., Ltd. (b)	1,011	98,417
LOTTE Fine Chemical Co., Ltd. (a)(b)	2,494	112,089
LOTTE Reit Co., Ltd.	26,435	83,842
Lotte Rental Co., Ltd. (b)	2,023	44,387
Lotte Shopping Co., Ltd. (b)	2,741	197,514
Lotte Tour Development Co., Ltd. (b)	3,330	38,317
LS Corp. (b)	2,772	153,058
LS Electric Co., Ltd. (b)	3,457	154,596
Lutronic Corp.	5,808	90,659
LX Holdings Corp. (b)	5,008	33,545
Lx International Corp. (b)	14,247	383,814
LX Semicon Co., Ltd. (b)	2,737	156,090
Mcnex Co., Ltd.	1,909	42,281
MedPacto, Inc. (b)	2,173	38,482
Medytox, Inc.	596	60,321
MegaStudyEdu Co., Ltd.	1,164	73,673
Meritz Fire & Marine Insurance Co., Ltd. (b)	8,340	330,193
Meritz Securities Co., Ltd. (b)	69,541	346,330
Mirae Asset Securities Co., Ltd. (b)	47,797	230,931
Myoung Shin Industrial Co., Ltd. (b)	3,805	43,536
Namhae Chemical Corp. (b)	6,640	44,988
Naturecell Co., Ltd. (b)	12,479	150,660
NAVER Corp.	24,674	3,509,160
NCSoft Corp. (b)	3,175	1,134,185
Neowiz (b)	1,925	56,403
NEPES Corp. (b)	1,564	19,496
Netmarble Corp. (b)(d)	3,351	161,204
Nexon Games Co. Ltd. (b)	6,243	64,485
NH Investment & Securities Co., Ltd. (b)	30,485	212,162
NHN Corp. (b)	3,708	73,210
NHN KCP Corp.	2,299	24,519
NICE Holdings Co., Ltd. (b)	2,514	25,651
NICE Information Service Co., Ltd. (b)	10,100	97,926
NKMax Co., Ltd. (b)	9,231	100,895
NongShim Co., Ltd. (b)	521	147,143
OCI Co., Ltd.	3,187	205,159
Orion Corp/Republic of Korea (b)	4,950	503,937
Security Description	Shares	Value
Orion Holdings Corp. (b)	5,222	$ 63,440
Oscotec, Inc. (b)	5,686	78,156
Ottogi Corp. (b)	406	153,399
Pan Ocean Co., Ltd. (b)	41,685	190,045
Paradise Co., Ltd. (b)	12,649	176,655
Park Systems Corp.	526	47,662
Partron Co., Ltd.	11,769	75,370
Pearl Abyss Corp. (b)	4,665	155,488
People & Technology, Inc.	2,453	84,520
PharmaResearch Co., Ltd.	654	36,230
Pharmicell Co., Ltd. (b)	11,563	104,260
PI Advanced Materials Co., Ltd. (b)	1,584	36,274
Poongsan Corp. (b)	1,946	52,009
POSCO Chemtech Co., Ltd. (b)	4,850	692,860
POSCO Holdings, Inc.	14,578	3,190,421
Posco ICT Co., Ltd. (b)	6,124	30,473
Posco International Corp. (b)	9,199	165,108
PSK, Inc. (b)	2,330	28,693
RFHIC Corp. (b)	1,320	23,525
S&S Tech Corp.	1,616	33,977
S&T Motiv Co., Ltd.	938	31,191
S-1 Corp. (b)	3,092	145,318
Sam Chun Dang Pharm Co., Ltd.	2,749	95,562
SAM KANG M&T Co., Ltd. (b)	5,577	89,024
Samchully Co., Ltd. (b)	340	105,400
Samsung Biologics Co., Ltd. (b)(d)	3,370	2,191,225
Samsung C&T Corp. (b)	15,320	1,380,198
Samsung Electro-Mechanics Co., Ltd. (b)	10,779	1,119,428
Samsung Electronics Co., Ltd. Preference Shares	154,711	6,199,789
Samsung Electronics Co., Ltd.	897,903	39,411,875
Samsung Engineering Co., Ltd. (b)	31,267	553,137
Samsung Fire & Marine Insurance Co., Ltd. (b)	5,940	939,946
Samsung Heavy Industries Co., Ltd. (b)	124,672	505,271
Samsung Life Insurance Co., Ltd. (b)	15,990	897,921
Samsung SDI Co., Ltd.	10,343	4,856,477
Samsung SDS Co., Ltd. (b)	6,547	638,065
Samsung Securities Co., Ltd. (b)	12,058	300,944
Samyang Foods Co., Ltd.	591	59,196
Samyang Holdings Corp. (b)	808	44,021
Sang-A Frontec Co., Ltd.	993	21,460
SD Biosensor, Inc.	6,738	161,355
Seah Besteel Holdings Corp. (b)	1,754	22,688
Sebang Global Battery Co., Ltd. (b)	1,623	54,642

See accompanying notes to financial statements.
146

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022

Security Description	Shares	Value
Seegene, Inc.	5,723	$ 123,826
Seojin System Co., Ltd. (b)	5,942	82,630
Seoul Semiconductor Co., Ltd. (b)	9,084	72,829
SFA Engineering Corp.	4,891	140,896
SFA Semicon Co., Ltd. (b)	9,437	28,863
SGC Energy Co., Ltd. (b)	2,706	66,451
Shin Poong Pharmaceutical Co., Ltd. (b)	5,405	91,415
Shinhan Financial Group Co., Ltd.	86,304	2,402,659
Shinsegae International, Inc.	1,130	22,163
Shinsegae, Inc.	1,389	242,836
SIMMTECH Co., Ltd.	6,354	133,998
SK Biopharmaceuticals Co., Ltd. (b)	5,956	340,543
SK Bioscience Co., Ltd. (a)(b)	4,331	253,605
SK Chemicals Co., Ltd.	1,680	97,565
SK Discovery Co., Ltd.	2,244	53,725
SK Hynix, Inc.	102,654	6,124,748
SK IE Technology Co., Ltd. (b)(d)	4,692	198,283
SK Innovation Co., Ltd. (b)	10,107	1,234,739
SK Networks Co., Ltd. (b)	13,470	41,446
SK REITs Co., Ltd.	26,052	113,884
SK Square Co., Ltd. (b)	17,912	476,791
SK, Inc.	6,708	1,006,278
SKC Co., Ltd. (b)	3,596	253,763
SL Corp. (b)	1,756	32,116
SM Entertainment Co., Ltd. (b)	2,962	180,550
S-Oil Corp.	7,825	520,794
SOLUM Co., Ltd. (b)	10,424	144,198
Solus Advanced Materials Co, Ltd. (b)	2,888	68,981
Soulbrain Co., Ltd. (b)	458	79,595
ST Pharm Co., Ltd. (b)	2,098	146,818
STCUBE (b)	6,274	70,963
Studio Dragon Corp. (b)	2,238	152,951
Taihan Electric Wire Co., Ltd. (b)	117,870	139,702
TKG Huchems Co., Ltd. (b)	1,984	31,446
Tokai Carbon Korea Co., Ltd. (b)	499	37,609
TY Holdings Co., Ltd. (b)	1,741	14,527
Unid Co., Ltd.	888	57,277
Value Added Technology Co., Ltd. (b)	3,331	86,421
Vaxcell-Bio Therapeutics Co., Ltd. (b)	1,845	50,027
Webzen, Inc. (b)	4,173	50,522
Wemade Co., Ltd.	3,116	78,265
WONIK IPS Co., Ltd. (b)	5,486	107,968
Wonik QnC Corp. (b)	1,915	35,736
Woori Financial Group, Inc.	106,211	970,272
Wysiwyg Studios Co., Ltd. (b)	3,169	43,504
Security Description	Shares	Value
YG Entertainment, Inc.	2,609	$ 90,970
Youngone Corp. (b)	3,468	129,437
Youngone Holdings Co., Ltd. (b)	1,025	49,782
Yuanta Securities Korea Co., Ltd. (b)	18,956	36,056
Yuhan Corp. (b)	14,242	644,140
Yungjin Pharmaceutical Co., Ltd. (b)	22,295	57,622
Zinus, Inc. (b)	1,930	53,661
		159,029,944
SPAIN — 1.6%
Acciona SA	4,289	786,861
Acerinox SA	44,014	434,133
ACS Actividades de Construccion y Servicios SA	44,437	1,269,577
Aena SME SA (b)(d)	13,909	1,741,245
Almirall SA	11,031	106,426
Amadeus IT Group SA (b)	84,175	4,361,525
AmRest Holdings SE (b)	7,136	31,822
Applus Services SA	23,743	162,554
Atresmedia Corp. de Medios de Comunicacion SA (a)	10,812	36,833
Banco Bilbao Vizcaya Argentaria SA	1,241,490	7,464,935
Banco de Sabadell SA	977,692	919,063
Banco Santander SA	3,175,636	9,498,222
Bankinter SA (a)	117,134	783,570
Befesa SA (d)	8,540	410,691
CaixaBank SA	832,969	3,264,356
Cellnex Telecom SA (d)	101,882	3,362,040
Cia de Distribucion Integral Logista Holdings SA	14,361	361,712
CIE Automotive SA	7,659	196,668
Construcciones y Auxiliar de Ferrocarriles SA	3,468	98,082
Corp. ACCIONA Energias Renovables SA	12,249	472,449
Distribuidora Internacional de Alimentacion SA (b)	3,493,966	47,357
Ebro Foods SA	11,588	181,304
EDP Renovaveis SA	53,717	1,179,840
eDreams ODIGEO SA (b)	11,015	46,435
Enagas SA (a)	48,773	808,122
Ence Energia y Celulosa SA	35,434	106,266
Endesa SA	61,404	1,155,681
Faes Farma SA	47,020	176,139
Ferrovial SA	88,488	2,310,917
Fluidra SA (a)	20,810	322,481
Gestamp Automocion SA (d)	33,976	131,047
Global Dominion Access SA (d)	10,388	39,745
Grenergy Renovables SA (a)(b)	1,485	43,932
Grifols SA (a)(b)	60,277	692,841

See accompanying notes to financial statements.
147

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STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022

Security Description	Shares	Value
Grupo Catalana Occidente SA	6,786	$ 214,012
Iberdrola SA	1,109,734	12,945,089
Indra Sistemas SA	20,777	236,156
Industria de Diseno Textil SA	203,659	5,401,271
Inmobiliaria Colonial Socimi SA REIT	46,576	298,746
Laboratorios Farmaceuticos Rovi SA	2,832	108,990
Lar Espana Real Estate Socimi SA REIT	11,653	52,545
Linea Directa Aseguradora SA Cia de Seguros y Reaseguros (a)	102,412	112,797
Mapfre SA (a)	169,029	326,517
Mediaset Espana Comunicacion SA (b)	30,205	106,831
Melia Hotels International SA (b)	19,010	92,880
Merlin Properties Socimi SA REIT	55,292	517,816
Miquel y Costas & Miquel SA	5,388	67,279
Naturgy Energy Group SA (a)	42,917	1,113,475
Neinor Homes SA (d)	7,187	62,743
Pharma Mar SA	2,303	158,041
Prosegur Cash SA (d)	40,918	26,115
Prosegur Cia de Seguridad SA	36,398	68,874
Red Electrica Corp. SA (a)	77,770	1,349,580
Repsol SA	271,479	4,302,577
Sacyr SA	67,227	186,545
Solaria Energia y Medio Ambiente SA (b)	11,757	214,816
Soltec Power Holdings SA (a)(b)	9,892	43,580
Talgo SA (d)	13,014	45,834
Tecnicas Reunidas SA (a)(b)	8,804	85,692
Telefonica SA	981,519	3,545,874
Unicaja Banco SA (d)	219,193	241,186
Vidrala SA (a)	3,750	321,776
Viscofan SA (a)	6,409	411,768
		75,664,276
SWEDEN — 2.2%
AAK AB	31,446	536,750
AcadeMedia AB (d)	15,147	64,894
AddLife AB Class B	19,565	203,921
AddTech AB Class B	45,159	644,478
AFRY AB	15,012	246,226
Alfa Laval AB	53,780	1,554,120
Alimak Group AB (d)	6,075	43,495
Alleima AB (b)	36,821	135,771
Ambea AB (d)	8,959	37,850
Arjo AB Class B	34,989	130,762
Assa Abloy AB Class B	186,836	4,011,249
Atlas Copco AB Class A	500,702	5,915,487
Atlas Copco AB Class B	290,959	3,102,408
Security Description	Shares	Value
Atrium Ljungberg AB Class B	8,905	$ 146,059
Attendo AB (b)(d)	18,258	42,441
Avanza Bank Holding AB (a)	21,936	470,741
Axfood AB	20,084	551,084
Beijer Alma AB	6,867	107,689
Beijer Ref AB (a)	44,573	629,271
Betsson AB Class B (b)	26,995	219,623
Bilia AB Class A	14,418	158,163
Billerud AB	46,642	568,952
BioArctic AB (b)(d)	5,962	155,637
BioGaia AB Class B	12,965	103,986
Biotage AB	10,569	188,162
Boliden AB	50,985	1,914,476
Boozt AB (a)(b)(d)	10,974	126,702
Bravida Holding AB (d)	41,659	445,397
Bufab AB	6,983	156,823
Bure Equity AB	9,373	221,652
Calliditas Therapeutics AB Class B (a)(b)	5,556	49,297
Camurus AB (b)	6,510	157,822
Castellum AB (a)	45,381	549,868
Catena AB	6,047	225,526
Cellavision AB	1,868	41,055
Cibus Nordic Real Estate AB	9,643	132,713
Cint Group AB (b)	22,087	88,776
Clas Ohlson AB Class B (a)	7,371	50,935
Cloetta AB Class B	28,896	57,850
Collector Bank AB (b)	28,130	103,400
Coor Service Management Holding AB (d)	14,679	90,586
Corem Property Group AB Class B	130,068	104,733
Creades AB Class A	14,930	111,765
Dios Fastigheter AB	13,711	99,285
Dometic Group AB (d)	62,228	401,814
Duni AB (b)	6,165	51,003
Dustin Group AB (b)(d)	12,433	49,257
Electrolux AB Class B (a)	38,399	518,817
Electrolux Professional AB Class B	38,519	161,995
Elekta AB Class B	74,156	446,950
Embracer Group AB (a)(b)	120,522	547,002
Epiroc AB Class A	122,845	2,238,315
Epiroc AB Class B	70,047	1,127,058
EQT AB (a)	54,081	1,144,994
Essity AB Class B	113,522	2,977,644
Evolution AB (d)	34,251	3,337,825
Fabege AB	45,371	386,238
Fagerhult AB	9,751	37,855
Fastighets AB Balder Class B (b)	108,153	503,631
Fortnox AB	82,794	375,769
GARO AB	6,475	67,487
Getinge AB Class B	46,014	955,212
Granges AB	17,145	140,359
H & M Hennes & Mauritz AB Class B (a)	133,810	1,441,416

See accompanying notes to financial statements.
148

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STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022

Security Description	Shares	Value
Hemnet Group AB	9,812	$ 118,277
Hexagon AB Class B	362,828	3,795,600
Hexatronic Group AB	27,906	379,106
Hexpol AB	47,441	505,849
HMS Networks AB	6,563	213,906
Holmen AB Class B	19,373	769,565
Hufvudstaden AB Class A	20,682	294,365
Husqvarna AB Class B	84,931	596,013
Industrivarden AB Class A	24,301	591,228
Industrivarden AB Class C (a)	29,790	723,343
Indutrade AB	54,547	1,105,127
Instalco AB	32,669	124,255
Intrum AB	19,978	241,972
Investment AB Latour Class B	26,632	503,783
Investment AB Oresund	3,443	35,555
Investor AB Class A	92,380	1,718,687
Investor AB Class B	339,623	6,146,102
INVISIO AB	6,465	102,130
Inwido AB	14,516	154,223
JM AB	12,817	211,700
K-fast Holding AB (a)(b)	26,594	60,082
Kinnevik AB Class B (b)	43,770	601,551
KNOW IT AB	4,570	89,387
L E Lundbergforetagen AB Class B	13,205	562,824
Lifco AB Class B	48,201	805,624
Lindab International AB	17,669	216,040
Loomis AB	15,205	417,355
Medicover AB Class B	12,004	160,944
MEKO AB	8,779	94,872
MIPS AB (a)	4,971	205,099
Modern Times Group MTG AB Class B (b)	15,662	133,930
Munters Group AB (d)	26,942	266,072
Mycronic AB (a)	11,517	216,424
NCC AB Class B (a)	12,107	113,000
Neobo Fastigheter AB (a)(b)	17,037	31,966
New Wave Group AB Class B	6,356	125,906
Nibe Industrier AB Class B	286,458	2,669,521
Nobia AB	16,815	34,374
Nolato AB Class B	33,273	174,516
Nordnet AB publ	25,471	369,005
Note AB (b)	2,802	48,136
NP3 Fastigheter AB (a)	5,090	97,018
Nyfosa AB (a)	32,732	253,198
Orron Energy AB (b)	37,309	80,422
OX2 AB (b)	13,288	112,163
Pandox AB (b)	24,135	269,621
Paradox Interactive AB	5,166	105,209
Peab AB Class B	29,673	168,307
Platzer Fastigheter Holding AB Class B	9,670	76,380
PowerCell Sweden AB (a)(b)	9,282	106,053
Ratos AB Class B	39,105	155,714
Resurs Holding AB (d)	16,411	39,297
Security Description	Shares	Value
Rvrc Holding AB	20,248	$ 69,064
Saab AB Class B	12,967	511,114
Sagax AB Class B	36,807	835,439
Samhallsbyggnadsbolaget i Norden AB (a)	170,381	284,200
Samhallsbyggnadsbolaget i Norden AB Class D (a)	28,729	52,112
Sandvik AB	198,753	3,593,749
Scandic Hotels Group AB (b)(d)	24,676	76,305
Sdiptech AB Class B (b)	4,839	104,958
Sectra AB Class B (b)	24,669	352,296
Securitas AB Class B (a)	91,148	760,711
Skandinaviska Enskilda Banken AB Class A	301,221	3,467,677
Skanska AB Class B	67,561	1,069,875
SKF AB Class B (a)	71,915	1,098,447
SkiStar AB	6,323	67,360
SSAB AB Class A	51,377	280,763
SSAB AB Class B	117,477	611,090
Stillfront Group AB (b)	109,706	184,467
Storskogen Group AB Class B (a)	248,688	177,766
Surgical Science Sweden AB (b)	5,185	81,959
Svenska Cellulosa AB SCA Class B	112,876	1,429,434
Svenska Handelsbanken AB Class A	275,114	2,775,035
Svolder AB Class B	24,332	140,254
Sweco AB Class B	43,829	420,013
Swedbank AB Class A	168,812	2,872,534
SwedenCare AB	13,025	38,439
Swedish Orphan Biovitrum AB (b)	29,349	607,570
Synsam AB	7,200	27,309
Tele2 AB Class B	114,144	932,257
Telefonaktiebolaget LM Ericsson Class B	544,082	3,180,056
Telia Co. AB (a)	492,533	1,260,227
Thule Group AB (d)	20,155	421,109
Trelleborg AB Class B	48,108	1,111,801
Troax Group AB	8,337	146,105
Truecaller AB Class B (a)(b)	36,593	115,052
Vestum AB (a)(b)	24,617	40,790
Viaplay Group AB Class B (b)	12,682	241,055
Vimian Group AB (a)(b)	58,507	152,844
Vitec Software Group AB Class B (a)	4,517	181,296
Vitrolife AB	10,484	187,353
Volati AB	2,680	22,429
Volvo AB Class A	37,885	720,286
Volvo AB Class B	281,297	5,088,426
Volvo Car AB Class B (a)(b)	111,911	508,887
Wallenstam AB Class B (a)	67,760	285,490
Wihlborgs Fastigheter AB	49,775	375,002
XANO Industri AB Class B	2,000	21,306

See accompanying notes to financial statements.
149

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STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022

Security Description	Shares	Value
Xvivo Perfusion AB (b)	4,152	$ 72,923
		105,853,951
SWITZERLAND — 4.7%
ABB, Ltd.	291,176	8,830,954
Accelleron Industries AG (b)	14,735	304,909
Adecco Group AG	30,554	1,005,917
Alcon, Inc.	92,230	6,298,197
Allreal Holding AG	3,149	511,900
ALSO Holding AG (b)	1,176	215,066
Arbonia AG	9,785	136,643
Aryzta AG (b)	198,438	236,144
Autoneum Holding AG	465	51,265
Bachem Holding AG Class B (a)	6,606	570,135
Baloise Holding AG	8,563	1,320,731
Banque Cantonale Vaudoise (a)	5,418	519,723
Barry Callebaut AG	676	1,336,364
Basilea Pharmaceutica AG (b)	2,131	105,490
Belimo Holding AG	1,793	852,702
Bell Food Group AG	471	121,161
BKW AG	4,133	565,094
Bossard Holding AG Class A	975	210,554
Bucher Industries AG	1,324	553,527
Burckhardt Compression Holding AG	655	390,083
Burkhalter Holding AG	1,578	130,647
Bystronic AG	232	160,735
Cembra Money Bank AG	5,790	481,248
Chocoladefabriken Lindt & Spruengli AG (e)	198	2,018,093
Chocoladefabriken Lindt & Spruengli AG (e)	20	2,053,610
Cie Financiere Richemont SA Class A	96,976	12,567,469
Clariant AG (b)	39,354	623,148
Coltene Holding AG (b)	945	77,831
Comet Holding AG	1,578	333,952
Credit Suisse Group AG	667,262	1,993,420
Daetwyler Holding AG Bearer Shares	1,529	304,081
DKSH Holding AG	7,021	532,722
dormakaba Holding AG	543	198,666
Dottikon Es Holding AG (b)	702	190,447
Dufry AG (b)	14,635	609,159
EFG International AG (b)	21,977	209,746
Emmi AG	446	377,451
EMS-Chemie Holding AG	1,267	857,265
Flughafen Zurich AG (b)	3,635	562,223
Forbo Holding AG	192	225,785
Galenica AG (d)	8,886	725,613
Geberit AG	6,741	3,173,050
Georg Fischer AG	15,988	978,081
Givaudan SA	1,705	5,220,779
Security Description	Shares	Value
Gurit Holding AG Class BR (a)	850	$ 82,685
Helvetia Holding AG	6,780	789,974
Holcim AG (e)	95,139	4,923,536
Huber + Suhner AG	2,858	266,586
Idorsia, Ltd. (a)(b)	23,820	345,508
Implenia AG (b)	1,966	80,854
Inficon Holding AG	367	320,907
Interroll Holding AG	117	297,179
Intershop Holding AG	240	156,420
IWG PLC (b)	131,265	262,112
Julius Baer Group, Ltd.	39,607	2,305,699
Kardex Holding AG	1,062	174,475
Komax Holding AG	565	157,250
Kuehne + Nagel International AG	10,154	2,361,804
Landis+Gyr Group AG (b)	4,733	333,796
LEM Holding SA	117	226,868
Leonteq AG	1,998	94,372
Logitech International SA (a)	32,113	1,980,510
Lonza Group AG	13,723	6,720,592
Medacta Group SA (d)	1,306	145,393
Medartis Holding AG (b)(d)	947	83,932
Mediclinic International PLC	78,189	468,387
Medmix AG (d)	7,663	145,773
Metall Zug AG Class B	59	122,757
Meyer Burger Technology AG (a)(b)	641,354	371,212
Mobilezone Holding AG	8,564	141,808
Mobimo Holding AG	1,701	433,891
Novartis AG	401,287	36,255,491
OC Oerlikon Corp. AG	40,233	263,524
Orior AG	1,109	87,862
Partners Group Holding AG	4,247	3,749,405
Peach Property Group AG (a)(b)	938	16,627
PSP Swiss Property AG	8,686	1,018,624
Rieter Holding AG	687	77,967
Roche Holding AG Bearer Shares (a)	5,125	1,985,300
Roche Holding AG	130,150	40,865,299
Schindler Holding AG (e)	7,627	1,433,566
Schindler Holding AG (e)	4,286	772,703
Schweiter Technologies AG Bearer Shares	187	148,759
Sensirion Holding AG (b)(d)	2,062	218,413
SFS Group AG	3,812	360,517
SGS SA	1,199	2,786,262
Siegfried Holding AG (b)	727	482,074
SIG Group AG (b)	55,171	1,204,555
Sika AG	26,940	6,455,467
Sonova Holding AG	10,017	2,374,328
St Galler Kantonalbank AG Class A	651	338,447
Stadler Rail AG (a)	8,340	295,668
Straumann Holding AG	20,899	2,385,359
Sulzer AG	4,059	315,876

See accompanying notes to financial statements.
150

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022

Security Description	Shares	Value
Swatch Group AG Bearer Shares (e)	5,491	$ 1,560,887
Swatch Group AG (e)	9,142	474,688
Swiss Life Holding AG	5,711	2,943,153
Swiss Prime Site AG	14,338	1,242,100
Swiss Steel Holding AG (b)	113,731	25,446
Swisscom AG	4,896	2,680,840
Swissquote Group Holding SA	2,087	301,140
Tecan Group AG	2,296	1,023,422
Temenos AG	12,541	687,776
TX Group AG	797	127,492
u-blox Holding AG (b)	1,683	200,461
UBS Group AG	620,294	11,534,974
Valiant Holding AG	2,833	306,204
VAT Group AG (d)	5,042	1,377,667
Vetropack Holding AG	2,150	83,890
Vontobel Holding AG	5,962	395,018
V-ZUG Holding AG (b)	233	22,917
Ypsomed Holding AG	928	169,311
Zehnder Group AG	1,784	107,595
Zur Rose Group AG (a)(b)	1,676	46,302
Zurich Insurance Group AG	27,925	13,349,792
		225,089,228
TAIWAN — 4.1%
AcBel Polytech, Inc.	136,000	132,082
Accton Technology Corp.	92,000	701,924
Acer, Inc.	493,000	377,744
Actron Technology Corp.	14,000	74,474
ADATA Technology Co., Ltd.	43,000	79,745
Adimmune Corp. (b)	103,000	119,302
Advanced Ceramic X Corp.	15,000	89,066
Advanced Energy Solution Holding Co., Ltd.	4,000	83,682
Advanced Wireless Semiconductor Co.	14,000	31,020
Advantech Co., Ltd.	83,514	899,388
Alchip Technologies, Ltd.	13,000	333,295
Allied Supreme Corp.	6,000	62,664
Amazing Microelectronic Corp.	10,000	27,395
AmTRAN Technology Co., Ltd.	8,873	2,887
Andes Technology Corp.	6,000	97,119
AP Memory Technology Corp.	19,000	101,999
Apex International Co., Ltd.	25,000	43,354
Arcadyan Technology Corp.	25,487	79,358
Ardentec Corp.	109,000	175,901
ASE Technology Holding Co., Ltd.	614,325	1,876,824
Asia Cement Corp.	435,000	580,274
Asia Optical Co., Inc.	27,000	53,147
Asia Pacific Telecom Co., Ltd. (b)	482,000	95,661
Asia Polymer Corp.	43,860	40,242
Security Description	Shares	Value
Asia Vital Components Co., Ltd.	55,000	$ 200,420
ASMedia Technology, Inc.	5,000	108,995
ASPEED Technology, Inc.	5,400	296,042
ASROCK, Inc.	12,000	55,441
Asustek Computer, Inc.	129,000	1,126,922
AUO Corp.	1,136,800	554,798
AURAS Technology Co., Ltd.	20,000	96,306
Aurora Corp.	4,000	10,138
BES Engineering Corp.	141,000	37,343
Bizlink Holding, Inc.	22,000	169,283
Bora Pharmaceuticals Co., Ltd.	7,000	94,402
Brighton-Best International Taiwan, Inc.	68,000	83,851
Capital Securities Corp.	222,000	78,369
Career Technology MFG. Co., Ltd. (b)	61,200	46,992
Catcher Technology Co., Ltd.	115,000	632,331
Cathay Financial Holding Co., Ltd.	1,727,606	2,248,353
Cathay Real Estate Development Co., Ltd.	63,000	31,259
Center Laboratories, Inc.	86,968	133,838
Century Iron & Steel Industrial Co., Ltd.	31,000	89,362
Chailease Holding Co., Ltd.	268,008	1,892,201
Chang Hwa Commercial Bank, Ltd.	922,574	514,784
Chang Wah Electromaterials, Inc.	39,000	38,447
Chang Wah Technology Co., Ltd.	155,000	149,778
Charoen Pokphand Enterprise	38,500	98,080
Cheng Loong Corp.	121,000	107,672
Cheng Shin Rubber Industry Co., Ltd.	312,000	344,123
Cheng Uei Precision Industry Co., Ltd.	59,000	70,833
Chia Hsin Cement Corp.	126,000	71,331
Chicony Electronics Co., Ltd.	144,491	405,706
Chicony Power Technology Co., Ltd.	16,000	38,002
Chief Telecom, Inc.	10,000	91,425
China Airlines, Ltd.	604,000	373,379
China Bills Finance Corp.	81,000	38,213
China Development Financial Holding Corp.	2,951,908	1,210,133
China General Plastics Corp.	144,427	124,054
China Man-Made Fiber Corp. (b)	277,680	77,787
China Metal Products	76,000	70,967
China Motor Corp.	61,000	102,211
China Petrochemical Development Corp.	734,221	236,017
China Steel Chemical Corp.	20,000	68,650

See accompanying notes to financial statements.
151

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STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022

Security Description	Shares	Value
China Steel Corp.	2,163,000	$ 2,097,165
Chin-Poon Industrial Co., Ltd.	91,000	85,121
Chipbond Technology Corp.	142,000	265,192
ChipMOS Technologies, Inc.	67,000	73,026
Chong Hong Construction Co., Ltd.	18,000	43,162
Chroma ATE, Inc.	62,000	365,115
Chun Yuan Steel Industry Co., Ltd.	61,000	31,656
Chung Hung Steel Corp.	220,000	191,472
Chung Hwa Pulp Corp.	235,000	123,481
Chung-Hsin Electric & Machinery Manufacturing Corp.	71,000	155,234
Chunghwa Precision Test Tech Co., Ltd.	3,000	45,436
Chunghwa Telecom Co., Ltd.	715,000	2,628,719
Cleanaway Co., Ltd.	14,000	81,990
Clevo Co.	43,000	42,810
Compal Electronics, Inc.	760,000	569,960
Compeq Manufacturing Co., Ltd.	185,000	267,850
Continental Holdings Corp.	110,000	100,210
Coretronic Corp.	42,000	77,754
Co-Tech Development Corp.	25,000	40,670
CSBC Corp. Taiwan (b)	62,000	39,336
CTBC Financial Holding Co., Ltd.	3,242,009	2,331,128
CTCI Corp.	72,000	98,036
Cub Elecparts, Inc.	6,600	29,633
Darfon Electronics Corp.	24,000	29,516
Delta Electronics, Inc.	365,630	3,408,209
Dynapack International Technology Corp.	16,000	38,002
E Ink Holdings, Inc.	156,000	817,166
E.Sun Financial Holding Co., Ltd.	2,356,699	1,844,076
Eclat Textile Co., Ltd.	38,182	615,548
EirGenix, Inc. (b)	35,000	140,066
Elan Microelectronics Corp.	44,000	123,115
Elite Material Co., Ltd.	54,000	300,434
Elite Semiconductor Microelectronics Technology, Inc.	103,000	217,826
Elitegroup Computer Systems Co., Ltd. (b)	47,000	31,501
eMemory Technology, Inc.	12,000	521,221
Ennoconn Corp.	9,233	61,132
ENNOSTAR, Inc.	106,000	154,333
Episil Technologies, Inc.	51,579	141,972
Episil-Precision, Inc.	13,113	29,950
Eternal Materials Co., Ltd.	114,000	115,908
Etron Technology, Inc.	40,945	52,621
Eva Airways Corp.	461,121	422,331
Ever Supreme Bio Technology Co., Ltd.	3,300	23,675
Security Description	Shares	Value
Evergreen International Storage & Transport Corp.	59,000	$ 53,365
Evergreen Marine Corp. Taiwan, Ltd. (b)	195,673	1,037,715
EVERGREEN Steel Corp.	24,000	40,292
Everlight Chemical Industrial Corp.	57,000	34,309
Everlight Electronics Co., Ltd.	90,000	108,197
Far Eastern Department Stores, Ltd.	98,000	68,553
Far Eastern International Bank	351,965	125,966
Far Eastern New Century Corp.	550,620	571,482
Far EasTone Telecommunications Co., Ltd.	291,000	623,933
Faraday Technology Corp.	37,000	171,544
Farglory Land Development Co., Ltd.	76,000	140,450
Feng Hsin Steel Co., Ltd.	60,000	124,351
Feng TAY Enterprise Co., Ltd.	75,560	507,659
First Financial Holding Co., Ltd.	1,928,426	1,662,680
Fitipower Integrated Technology, Inc.	26,992	101,432
FLEXium Interconnect, Inc. (b)	48,000	153,048
FocalTech Systems Co., Ltd.	43,000	81,983
Formosa Advanced Technologies Co., Ltd.	14,000	17,446
Formosa Chemicals & Fibre Corp.	661,000	1,516,178
Formosa International Hotels Corp.	16,000	134,047
Formosa Petrochemical Corp.	217,000	566,937
Formosa Plastics Corp.	775,000	2,188,674
Formosa Sumco Technology Corp.	21,000	92,922
Formosa Taffeta Co., Ltd.	154,000	134,031
Foxconn Technology Co., Ltd.	237,180	400,502
Foxsemicon Integrated Technology, Inc.	19,000	110,345
Fubon Financial Holding Co., Ltd.	1,388,656	2,543,682
Fulgent Sun International Holding Co., Ltd.	21,000	103,854
Fusheng Precision Co., Ltd.	24,000	164,370
General Interface Solution Holding, Ltd.	29,000	83,031
Genius Electronic Optical Co., Ltd.	14,396	157,143
Getac Holdings Corp.	81,000	116,352
Giant Manufacturing Co., Ltd.	56,994	371,795
Gigabyte Technology Co., Ltd.	88,000	304,924

See accompanying notes to financial statements.
152

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022

Security Description	Shares	Value
Global Brands Manufacture, Ltd.	72,000	$ 64,538
Global Mixed Mode Technology, Inc.	7,000	32,454
Global PMX Co., Ltd.	12,000	58,174
Global Unichip Corp.	18,000	375,397
Globalwafers Co., Ltd. (b)	40,000	556,360
Gold Circuit Electronics, Ltd.	62,100	175,376
Goldsun Building Materials Co., Ltd.	181,715	149,284
Gourmet Master Co., Ltd.	30,000	147,875
Grand Pacific Petrochemical	177,000	108,554
Grape King Bio, Ltd.	29,000	158,514
Great Tree Pharmacy Co., Ltd.	7,542	72,511
Great Wall Enterprise Co., Ltd.	86,688	128,472
Greatek Electronics, Inc.	75,000	117,128
Gudeng Precision Industrial Co., Ltd.	5,375	46,343
Hannstar Board Corp.	33,000	33,982
HannStar Display Corp.	325,000	117,901
Highwealth Construction Corp.	165,233	216,651
Hiwin Technologies Corp.	44,034	261,463
Holtek Semiconductor, Inc.	33,000	73,225
Holy Stone Enterprise Co., Ltd.	18,000	53,293
Hon Hai Precision Industry Co., Ltd.	2,345,320	7,623,024
Hota Industrial Manufacturing Co., Ltd.	33,841	73,770
Hotai Finance Co., Ltd.	48,000	159,295
Hotai Motor Co., Ltd.	55,000	1,052,203
Hsin Kuang Steel Co., Ltd.	44,000	61,414
HTC Corp. (b)	120,000	217,468
Hu Lane Associate, Inc.	13,000	61,118
Hua Nan Financial Holdings Co., Ltd.	1,615,528	1,180,023
Huaku Development Co., Ltd.	52,000	150,575
IBF Financial Holdings Co., Ltd.	462,742	170,129
Innodisk Corp.	7,206	43,491
Innolux Corp.	1,605,470	577,197
International CSRC Investment Holdings Co.	70,000	44,297
International Games System Co., Ltd.	26,000	366,710
Inventec Corp.	466,000	397,993
ITE Technology, Inc.	18,000	42,928
ITEQ Corp.	36,188	85,479
Jentech Precision Industrial Co., Ltd.	10,999	134,734
Johnson Health Tech Co., Ltd.	38,000	85,927
Kenda Rubber Industrial Co., Ltd.	56,000	55,207
Security Description	Shares	Value
Kerry TJ Logistics Co., Ltd.	23,000	$ 28,287
Kindom Development Co., Ltd.	36,300	34,487
King Slide Works Co., Ltd.	10,000	124,937
King Yuan Electronics Co., Ltd.	245,000	288,559
King's Town Bank Co., Ltd.	220,000	242,651
Kinik Co.	21,000	72,083
Kinpo Electronics	141,000	61,932
Kinsus Interconnect Technology Corp.	61,000	207,399
KMC Kuei Meng International, Inc.	6,000	27,330
Kung Long Batteries Industrial Co., Ltd.	19,000	84,690
Land Mark Optoelectronics Corp.	11,000	37,937
Largan Precision Co., Ltd.	19,000	1,261,082
Lien Hwa Industrial Holdings Corp.	161,238	262,824
Lite-On Technology Corp.	390,419	810,422
Longchen Paper & Packaging Co., Ltd.	190,800	101,498
Lotes Co., Ltd.	13,000	349,368
Lotus Pharmaceutical Co., Ltd. (b)	26,000	208,098
Macronix International Co., Ltd.	316,000	346,993
Makalot Industrial Co., Ltd.	44,077	334,139
Marketech International Corp.	10,000	38,392
MediaTek, Inc.	283,000	5,754,746
Medigen Vaccine Biologics Corp. (b)	38,041	86,019
Mega Financial Holding Co., Ltd.	2,096,816	2,070,517
Mercuries Life Insurance Co., Ltd. (b)	554,072	99,690
Merida Industry Co., Ltd.	41,000	222,772
Merry Electronics Co., Ltd.	23,491	60,914
Microbio Co., Ltd.	61,515	124,489
Micro-Star International Co., Ltd.	137,000	532,658
Mitac Holdings Corp.	125,160	120,129
momo.com, Inc.	10,200	213,057
Namchow Holdings Co., Ltd.	43,000	63,656
Nan Kang Rubber Tire Co., Ltd. (b)	67,000	72,917
Nan Ya Plastics Corp.	900,000	2,079,029
Nan Ya Printed Circuit Board Corp.	43,000	317,581
Nantex Industry Co., Ltd.	69,000	83,176
Nanya Technology Corp.	251,000	418,122
Nien Made Enterprise Co., Ltd.	38,000	364,107
Novatek Microelectronics Corp.	113,000	1,159,945
Nuvoton Technology Corp.	44,000	164,630
O-Bank Co., Ltd.	312,000	85,168

See accompanying notes to financial statements.
153

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022

Security Description	Shares	Value
OBI Pharma, Inc. (b)	49,467	$ 111,212
Oneness Biotech Co., Ltd. (b)	49,000	391,388
Oriental Union Chemical Corp.	62,000	37,520
Pan Jit International, Inc.	62,000	116,797
Pan-International Industrial Corp.	108,000	131,067
Pegatron Corp.	348,000	718,973
Pegavision Corp.	3,000	41,385
PharmaEngine, Inc.	11,000	44,737
PharmaEssentia Corp. (b)	36,000	558,702
Phison Electronics Corp.	25,000	256,218
Pixart Imaging, Inc.	30,000	94,093
Polaris Group/Tw (b)	37,000	106,779
Pou Chen Corp.	366,000	407,255
Powerchip Semiconductor Manufacturing Corp.	556,000	576,161
Powertech Technology, Inc.	116,000	298,912
Poya International Co., Ltd.	9,241	149,579
President Chain Store Corp.	109,000	964,617
President Securities Corp.	86,320	43,953
Primax Electronics, Ltd.	87,000	157,098
Prince Housing & Development Corp.	113,000	38,604
Qisda Corp.	262,000	239,960
Quanta Computer, Inc.	514,000	1,209,097
Radiant Opto-Electronics Corp.	94,000	321,127
Raydium Semiconductor Corp.	9,000	89,164
RDC Semiconductor Co., Ltd. (b)	12,000	70,472
Realtek Semiconductor Corp.	91,000	831,970
RichWave Technology Corp.	23,781	87,045
Ruentex Development Co., Ltd.	352,685	496,287
Ruentex Industries, Ltd.	136,295	288,239
Run Long Construction Co., Ltd.	24,380	55,129
San Fu Chemical Co., Ltd.	6,000	22,450
Sanyang Motor Co., Ltd.	55,000	60,573
SDI Corp.	35,000	109,775
Sensortek Technology Corp.	2,000	13,893
Sercomm Corp.	27,000	67,027
Sesoda Corp.	45,000	58,711
Shanghai Commercial & Savings Bank, Ltd.	790,492	1,132,930
Shihlin Paper Corp. (b)	42,000	68,052
Shin Kong Financial Holding Co., Ltd.	2,390,889	682,211
Shin Zu Shing Co., Ltd.	18,742	49,758
Shinkong Insurance Co., Ltd.	53,000	84,236
Shinkong Synthetic Fibers Corp.	294,000	167,874
Shiny Chemical Industrial Co., Ltd.	13,750	51,223
Sigurd Microelectronics Corp.	67,078	105,957
Security Description	Shares	Value
Simplo Technology Co., Ltd.	36,000	$ 333,816
Sinbon Electronics Co., Ltd.	37,000	331,050
Sincere Navigation Corp.	89,000	57,914
Sino-American Silicon Products, Inc.	84,000	381,253
Sinon Corp.	67,000	79,457
SinoPac Financial Holdings Co., Ltd.	1,962,933	1,069,744
Sinyi Realty, Inc.	36,000	31,508
Sitronix Technology Corp.	16,000	92,401
Soft-World International Corp.	32,000	83,083
Solar Applied Materials Technology Corp.	100,205	104,491
Speed Tech Corp.	15,000	23,572
Sporton International, Inc.	19,550	133,257
St Shine Optical Co., Ltd.	6,000	48,120
Standard Foods Corp.	51,417	66,665
Sunny Friend Environmental Technology Co., Ltd.	8,000	45,029
Sunplus Technology Co., Ltd.	58,000	42,270
Supreme Electronics Co., Ltd.	134,893	157,120
Synnex Technology International Corp.	223,550	430,582
Systex Corp.	16,000	36,180
T3EX Global Holdings Corp.	13,000	32,145
TA Chen Stainless Pipe	318,822	439,819
Ta Ya Electric Wire & Cable	94,340	62,309
Taichung Commercial Bank Co., Ltd.	559,113	232,846
TaiDoc Technology Corp.	5,000	30,096
Taigen Biopharmaceuticals Holdings, Ltd. (b)	126,000	65,797
TaiMed Biologics, Inc. (b)	47,000	108,113
Tainan Spinning Co., Ltd.	115,000	62,859
Taishin Financial Holding Co., Ltd.	2,077,056	1,020,434
Taisun Enterprise Co., Ltd.	71,000	75,192
Taiwan Business Bank	1,031,910	434,782
Taiwan Cement Corp.	1,096,590	1,200,574
Taiwan Cogeneration Corp.	192,000	202,710
Taiwan Cooperative Financial Holding Co., Ltd.	1,781,892	1,507,351
Taiwan Fertilizer Co., Ltd.	111,000	193,213
Taiwan Glass Industry Corp.	164,000	113,387
Taiwan High Speed Rail Corp.	360,000	336,744
Taiwan Hon Chuan Enterprise Co., Ltd.	101,000	285,891
Taiwan Mask Corp.	23,000	63,383
Taiwan Mobile Co., Ltd.	323,000	995,204
Taiwan Paiho, Ltd.	32,000	59,137
Taiwan Secom Co., Ltd.	50,000	162,678
Taiwan Semiconductor Co., Ltd.	36,000	86,909
Taiwan Semiconductor Manufacturing Co., Ltd.	4,631,000	67,894,017

See accompanying notes to financial statements.
154

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022

Security Description	Shares	Value
Taiwan Shin Kong Security Co., Ltd.	33,000	$ 41,981
Taiwan Surface Mounting Technology Corp.	62,000	179,532
Taiwan TEA Corp. (b)	240,000	165,932
Taiwan Union Technology Corp.	35,000	58,532
Taiwan-Asia Semiconductor Corp.	53,000	58,198
Tanvex BioPharma, Inc. (b)	61,536	70,274
Tatung Co., Ltd. (b)	283,000	317,662
TCI Co., Ltd.	24,000	133,526
Teco Electric and Machinery Co., Ltd.	342,000	306,554
Test Research, Inc.	44,000	91,191
Thinking Electronic Industrial Co., Ltd.	26,000	104,895
Ton Yi Industrial Corp.	184,000	102,071
Tong Hsing Electronic Industries, Ltd.	31,139	193,507
Tong Yang Industry Co., Ltd.	58,000	81,333
Topco Scientific Co., Ltd.	38,000	202,762
Topkey Corp.	8,000	47,632
TPK Holding Co., Ltd.	77,000	73,780
Transcend Information, Inc.	21,000	45,094
Tripod Technology Corp.	109,000	333,360
TSEC Corp. (b)	64,069	72,020
TSRC Corp.	58,000	51,045
TTY Biopharm Co., Ltd.	60,000	162,808
Tung Ho Steel Enterprise Corp.	70,560	120,984
Tung Thih Electronic Co., Ltd.	19,000	84,072
TXC Corp.	39,000	104,937
U-Ming Marine Transport Corp.	67,000	105,943
Unimicron Technology Corp.	232,000	905,793
Union Bank Of Taiwan	405,976	211,339
Uni-President Enterprises Corp.	907,880	1,967,263
United Integrated Services Co., Ltd.	32,000	190,529
United Microelectronics Corp. (b)	2,229,000	2,951,646
United Renewable Energy Co., Ltd. (b)	223,571	150,209
Universal Cement Corp.	119,000	85,953
Universal Vision Biotechnology Co., Ltd.	5,250	50,987
UPC Technology Corp.	80,000	35,399
UPI Semiconductor Corp.	12,000	92,531
USI Corp.	244,000	175,445
Vanguard International Semiconductor Corp.	189,000	476,566
VIA Labs, Inc.	6,000	35,334
Via Technologies, Inc.	23,000	50,362
VisEra Technologies Co., Ltd.	21,000	132,209
Security Description	Shares	Value
Visual Photonics Epitaxy Co., Ltd.	20,000	$ 44,899
Voltronic Power Technology Corp.	11,200	562,997
Wafer Works Corp.	70,290	93,307
Wah Lee Industrial Corp.	18,360	50,058
Walsin Lihwa Corp.	482,816	741,453
Walsin Technology Corp.	43,000	110,524
Wan Hai Lines, Ltd.	119,570	311,612
Win Semiconductors Corp.	73,000	324,202
Winbond Electronics Corp.	544,000	346,908
Wisdom Marine Lines Co., Ltd.	77,000	153,822
Wistron Corp.	609,842	583,344
Wistron NeWeb Corp.	67,000	170,903
Wiwynn Corp.	18,000	466,757
WPG Holdings, Ltd.	285,480	446,766
WT Microelectronics Co., Ltd.	59,000	117,288
XinTec, Inc.	26,000	81,463
Xxentria Technology Materials Corp.	32,000	61,531
Yageo Corp.	67,467	989,983
Yang Ming Marine Transport Corp.	300,000	639,326
YC INOX Co., Ltd.	86,531	81,504
YFY, Inc.	199,000	158,304
Yieh Phui Enterprise Co., Ltd.	109,200	56,846
Yuanta Financial Holding Co., Ltd.	1,819,946	1,284,926
Yulon Finance Corp.	31,699	160,375
Yulon Motor Co., Ltd.	71,205	143,636
YungShin Global Holding Corp.	30,000	44,899
Zhen Ding Technology Holding, Ltd.	114,000	389,452
		196,669,229
TANZANIA, UNITED REPUBLIC OF — 0.0% (f)
AngloGold Ashanti, Ltd.	77,747	1,504,358
Helios Towers PLC (a)(b)	168,896	215,558
		1,719,916
THAILAND — 0.7%
Absolute Clean Energy PCL (a)	844,500	65,834
Advanced Info Service PCL	190,700	1,073,668
AEON Thana Sinsap Thailand PCL	10,400	54,650
Airports of Thailand PCL (b)	687,300	1,488,307
Amata Corp. PCL	98,300	60,453
AP Thailand PCL	621,274	208,078
Asia Aviation PCL NVDR (a)(b)	2,785,646	246,112
Asia Sermkij Leasing PCL	74,700	76,566
Asset World Corp. PCL	1,538,800	279,903
B Grimm Power PCL	246,100	282,445
Bangchak Corp. PCL	206,300	187,627
Bangkok Airways PCL (a)(b)	214,800	83,104

See accompanying notes to financial statements.
155

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022

Security Description	Shares	Value
Bangkok Aviation Fuel Services PCL (b)	60,400	$ 55,369
Bangkok Chain Hospital PCL (a)	162,000	95,886
Bangkok Commercial Asset Management PCL	256,500	117,012
Bangkok Dusit Medical Services PCL Class F	1,741,000	1,457,745
Bangkok Expressway & Metro PCL (a)	1,223,100	346,077
Bangkok Land PCL	1,469,600	44,128
Bangkok Life Assurance PCL NVDR	355,700	295,261
Banpu PCL (a)	1,252,332	495,364
Banpu Power PCL (a)	91,700	43,421
BCPG PCL	256,000	75,392
BEC World PCL	129,900	37,880
Berli Jucker PCL	355,900	362,220
Beyond Securities PCL (b)	1,193,200	458,194
BTS Group Holdings PCL	1,137,300	275,829
Bumrungrad Hospital PCL	100,500	615,158
Carabao Group PCL Class F	35,300	98,608
Central Pattana PCL	339,300	695,548
Central Plaza Hotel PCL (b)	56,800	82,408
Central Retail Corp. PCL	261,025	348,561
CH Karnchang PCL (a)	146,300	102,644
Charoen Pokphand Foods PCL	661,000	473,302
Chularat Hospital PCL Class F	887,900	94,340
CK Power PCL	64,900	8,545
Com7 PCL Class F	169,000	165,902
CP ALL PCL	962,000	1,895,669
Delta Electronics Thailand PCL	48,600	1,164,660
Dhipaya Group Holdings PCL	51,400	68,266
Ditto Thailand PCL	246,600	423,638
Dohome PCL (a)	101,520	43,381
Dynasty Ceramic PCL	1,066,900	86,868
Eastern Polymer Group PCL Class F (a)	280,400	80,149
Electricity Generating PCL	49,100	244,543
Energy Absolute PCL	280,013	784,214
Esso Thailand PCL (a)	1,060,600	385,840
Forth Corp. PCL	364,300	339,214
GFPT PCL	131,000	48,413
Global Power Synergy PCL Class F	102,500	216,039
Gulf Energy Development PCL	529,620	844,854
Gunkul Engineering PCL	705,600	106,955
Hana Microelectronics PCL	82,100	122,077
Home Product Center PCL	853,900	382,141
Ichitan Group PCL	565,100	184,369
Indorama Ventures PCL	243,000	285,903
Intouch Holdings PCL Class F	161,900	361,102
Security Description	Shares	Value
IRPC PCL	1,621,600	$ 141,395
Jasmine International PCL (b)	363,100	23,064
Jay Mart PCL	49,300	58,004
JMT Network Services PCL Class F	77,000	153,400
Kasikornbank PCL	110,200	469,308
KCE Electronics PCL	142,900	191,854
Kerry Express Thailand PCL (a)(b)	312,900	166,230
Khon Kaen Sugar Industry PCL	729,800	77,963
Kiatnakin Phatra Bank PCL	25,400	54,085
Krung Thai Bank PCL	504,100	257,617
Krungthai Card PCL	130,200	221,793
Land & Houses PCL	1,449,800	414,408
Major Cineplex Group PCL	75,245	39,540
MBK PCL	118,664	60,642
Mega Lifesciences PCL	50,300	67,894
Minor International PCL (b)	533,617	496,872
MK Restaurants Group PCL	80,900	137,228
Muangthai Capital PCL	89,200	97,866
Ngern Tid Lor PCL	215,385	183,452
Origin Property PCL Class F	286,100	99,951
Osotspa PCL	292,600	238,659
Plan B Media PCL Class F	288,360	63,275
Polyplex Thailand PCL	78,500	57,229
Precious Shipping PCL	112,500	52,295
Prima Marine PCL	400,500	82,679
Pruksa Holding PCL	44,000	16,769
PTG Energy PCL	109,300	45,759
PTT Exploration & Production PCL	224,700	1,145,071
PTT Global Chemical PCL	325,300	443,783
PTT Oil & Retail Business PCL	1,143,500	785,775
PTT PCL	1,637,000	1,571,539
Quality Houses PCL	981,000	65,145
R&B Food Supply PCL	72,100	26,854
Ratch Group PCL	162,900	201,068
Ratchthani Leasing PCL	447,000	53,689
Regional Container Lines PCL	47,800	42,438
RS PCL	263,100	121,542
Sabuy Technology PCL	781,060	254,828
Sansiri PCL	1,966,900	99,949
SC Asset Corp. PCL	489,700	59,666
SCB X PCL	486,900	1,504,210
SCG Packaging PCL (a)	260,600	428,878
Siam Cement PCL	124,765	1,231,980
Siam City Cement PCL	8,800	39,001
Siamgas & Petrochemicals PCL (a)	242,200	69,580
Singer Thailand PCL	40,400	33,535
Singha Estate PCL (b)	705,600	37,689
Sino-Thai Engineering & Construction PCL	104,500	41,034
SPCG PCL	112,855	47,247

See accompanying notes to financial statements.
156

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022

Security Description	Shares	Value
Sri Trang Agro-Industry PCL	199,100	$ 121,294
Sri Trang Gloves Thailand PCL	169,000	48,795
Srisawad Corp. PCL	142,200	200,152
Star Petroleum Refining PCL	208,500	64,413
STARK Corp. PCL (b)	2,551,600	184,178
Supalai PCL	161,300	113,168
Super Energy Corp. PCL	7,329,200	139,664
Thai Oil PCL	175,657	285,281
Thai Union Group PCL Class F	372,800	181,906
Thai Vegetable Oil PCL	91,960	75,671
Thaifoods Group PCL	726,300	107,996
Thanachart Capital PCL	32,400	39,757
Thonburi Healthcare Group PCL	111,000	219,532
Thoresen Thai Agencies PCL	197,200	46,688
Tipco Asphalt PCL	85,400	41,671
Tisco Financial Group PCL	54,200	155,315
TOA Paint Thailand PCL	51,700	50,379
TPI Polene PCL	1,118,800	58,791
TPI Polene Power PCL	409,400	40,189
TQM Alpha PCL	37,200	41,888
True Corp. PCL	1,685,112	235,483
TTW PCL	540,600	140,476
VGI PCL (a)	967,590	122,922
Vibhavadi Medical Center PCL	655,500	51,479
WHA Corp. PCL	1,082,500	127,518
WHA Utilities and Power PCL	351,200	41,574
		34,229,748
TURKEY — 0.2%
Akbank T.A.S.	621,050	648,603
Aksa Akrilik Kimya Sanayii A/S	23,402	114,950
Alarko Holding A/S	15,060	65,970
Anadolu Efes Biracilik Ve Malt Sanayii A/S	86,118	311,680
Aselsan Elektronik Sanayi Ve Ticaret A/S	95,465	316,950
BIM Birlesik Magazalar A/S	83,621	611,540
Dogan Sirketler Grubu Holding A/S	36,502	20,630
Eldorado Gold Corp. (a)(b)	31,800	264,971
Emlak Konut Gayrimenkul Yatirim Ortakligi A/S REIT	158,361	73,853
Enerjisa Enerji AS (d)	1,575	3,034
Eregli Demir ve Celik Fabrikalari TAS	257,348	567,225
Ford Otomotiv Sanayi A/S	11,273	315,857
Haci Omer Sabanci Holding A/S	140,790	339,048
Hektas Ticaret TAS (b)	182,877	367,522
Is Gayrimenkul Yatirim Ortakligi A/S REIT (b)	50,870	28,914
Security Description	Shares	Value
Kardemir Karabuk Demir Celik Sanayi ve Ticaret A/S Class D	198,426	$ 190,693
KOC Holding A/S	122,202	546,399
Kontrolmatik Enerji Ve Muhendislik A/S	9,776	82,670
Kordsa Teknik Tekstil A/S	22,708	117,304
Koza Altin Isletmeleri A/S	14,405	434,778
Koza Anadolu Metal Madencilik Isletmeleri A/S (b)	31,169	89,247
Mavi Giyim Sanayi Ve Ticaret A/S Class B (d)	11,962	84,477
Migros Ticaret A/S (b)	17,677	138,341
ODAS Elektrik Uretim ve Sanayi Ticaret A/S (b)	25,392	15,260
Otokar Otomotiv Ve Savunma Sanayi A/S	1,806	100,143
Oyak Cimento Fabrikalari AS (b)	22,885	25,697
Oyak Yatirim Menkul Degerler A/S	23,810	48,969
Pegasus Hava Tasimaciligi A/S (b)	5,541	142,081
Penta Teknoloji Urunleri Dagitim Ticaret A/S (b)	23,128	65,729
Petkim Petrokimya Holding A/S (b)	532,531	567,821
Sasa Polyester Sanayi A/S (b)	83,331	489,672
Smart Gunes Enerjisi Teknolojileri ArGE Uretim Sanayi ve Ticaret A/S (b)	10,270	47,868
Sok Marketler Ticaret AS (b)	45,420	67,841
TAV Havalimanlari Holding A/S (b)	24,973	124,735
Tekfen Holding A/S	45,605	120,009
Turk Hava Yollari AO (b)	91,754	690,624
Turk Traktor ve Ziraat Makineleri A/S	3,717	131,052
Turkcell Iletisim Hizmetleri A/S	214,504	434,061
Turkiye Is Bankasi A/S Class C	914,354	623,751
Turkiye Petrol Rafinerileri AS (b)	20,112	569,318
Turkiye Sinai Kalkinma Bankasi A/S (b)	312,500	72,952
Turkiye Sise ve Cam Fabrikalari A/S	221,419	507,669
Ulker Biskuvi Sanayi A/S (b)	157,977	368,960
Vestel Beyaz Esya Sanayi ve Ticaret A/S	90,292	66,467
Vestel Elektronik Sanayi ve Ticaret A/S (b)	1,294	4,925
Yapi ve Kredi Bankasi A/S	500,000	315,446
		11,335,706

See accompanying notes to financial statements.
157

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STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022

Security Description	Shares	Value
UKRAINE — 0.0% (f)
Ferrexpo PLC	80,085	$ 151,437
UNITED ARAB EMIRATES — 0.3%
Abu Dhabi Commercial Bank PJSC	436,546	1,069,776
Abu Dhabi Islamic Bank PJSC	209,621	519,964
Abu Dhabi National Oil Co. for Distribution PJSC	752,291	903,327
Agthia Group PJSC	198,700	215,329
Air Arabia PJSC	303,107	177,441
Al Waha Capital PJSC	320,607	118,722
AL Yah Satellite Communications Co-Pjsc-Yah Sat	324,632	220,979
Aldar Properties PJSC	599,952	723,670
Amanat Holdings PJSC	296,164	68,544
Aramex PJSC	156,938	150,415
Borr Drilling, Ltd. (b)	21,830	118,225
Dana Gas PJSC	494,580	123,893
Dubai Investments PJSC	239,259	141,367
Dubai Islamic Bank PJSC	567,901	881,390
Emaar Properties PJSC	675,525	1,077,853
Emirates NBD Bank PJSC	364,564	1,290,439
Emirates Telecommunications Group Co. PJSC	619,536	3,856,233
First Abu Dhabi Bank PJSC	766,930	3,570,856
Multiply Group PJSC (b)	539,136	681,141
National Central Cooling Co. PJSC	153,945	124,073
Network International Holdings PLC (b)(d)	89,178	319,671
Q Holding PJSC (b)	283,176	308,416
Ras Al Khaimah Ceramics	70,256	54,137
		16,715,861
UNITED KINGDOM — 7.8%
3i Group PLC	182,985	2,952,812
888 Holdings PLC (b)	47,272	49,443
A.G. Barr PLC	16,160	103,609
Abrdn PLC (a)	399,268	908,929
Admiral Group PLC	34,814	894,928
Advanced Medical Solutions Group PLC	39,361	122,630
AJ Bell PLC	51,401	221,476
Allfunds Group PLC	46,831	326,122
Alliance Pharma PLC	64,517	41,132
Alpha Financial Markets Consulting PLC	21,243	121,378
Alpha Group International PLC (a)	4,602	102,411
Alphawave IP Group PLC Class WI (a)(b)	35,904	44,053
AO World PLC (a)(b)	62,970	39,388
Ascential PLC (b)	99,807	242,037
Ashmore Group PLC	105,285	303,194
Ashtead Group PLC	82,728	4,697,039
Security Description	Shares	Value
ASOS PLC (a)(b)	11,344	$ 69,661
Associated British Foods PLC	66,979	1,269,768
Assura PLC REIT	503,547	330,419
Aston Martin Lagonda Global Holdings PLC (a)(b)(d)	126,124	233,716
AstraZeneca PLC	287,044	38,734,111
Auction Technology Group PLC (b)	18,907	171,029
Auto Trader Group PLC (d)	176,256	1,093,167
Avacta Group PLC (b)	378	523
AVEVA Group PLC	21,992	849,973
Aviva PLC	523,024	2,785,858
Avon Protection PLC	3,300	42,673
B&M European Value Retail SA	169,841	840,293
Babcock International Group PLC (b)	45,637	154,919
BAE Systems PLC	588,307	6,057,696
Balfour Beatty PLC	127,332	517,094
Barclays PLC	2,977,856	5,678,288
Barratt Developments PLC	184,479	702,066
Beazley PLC	109,150	892,160
Bellway PLC	23,031	528,454
Berkeley Group Holdings PLC	20,031	909,116
Biffa PLC (d)	54,624	267,691
Big Yellow Group PLC REIT	29,533	407,475
Bodycote PLC	30,467	208,348
boohoo Group PLC (a)(b)	194,856	83,045
BP PLC	3,485,644	19,912,000
Breedon Group PLC	243,700	178,820
Bridgepoint Group PLC (d)	45,753	104,899
British American Tobacco PLC	395,940	15,629,010
British Land Co. PLC REIT	171,424	814,720
Britvic PLC	53,345	498,591
BT Group PLC (a)	1,287,495	1,735,350
Bunzl PLC	63,112	2,094,562
Burberry Group PLC	71,835	1,754,130
Bytes Technology Group PLC	33,800	157,347
Capita PLC (b)	230,579	67,288
Capital & Counties Properties PLC REIT	126,173	161,639
Capricorn Energy PLC	68,350	215,247
Central Asia Metals PLC	51,544	153,766
Centrica PLC	1,110,691	1,289,556
Ceres Power Holdings PLC (a)(b)	23,094	97,424
Chemring Group PLC	45,439	162,609
Civitas Social Housing PLC REIT	94,438	71,681
CK Hutchison Holdings, Ltd.	504,524	3,028,456
Clarkson PLC	6,343	246,830
Close Brothers Group PLC	31,245	393,511
CLS Holdings PLC REIT	22,420	42,827
CMC Markets PLC (d)	21,347	57,519

See accompanying notes to financial statements.
158

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022

Security Description	Shares	Value
CNH Industrial NV	192,624	$ 3,076,473
Coats Group PLC	249,140	198,395
Coca-Cola Europacific Partners PLC	27,100	1,499,172
Coca-Cola Europacific Partners PLC	11,838	650,024
Compass Group PLC	327,145	7,545,801
Computacenter PLC	16,351	375,867
ConvaTec Group PLC (d)	293,817	822,084
Craneware PLC	6,020	131,433
Cranswick PLC	9,377	347,186
Crest Nicholson Holdings PLC	47,279	134,559
Croda International PLC	25,587	2,032,620
Currys PLC	208,183	134,227
Custodian Property Income Reit PLC	48,411	54,332
CVS Group PLC	15,156	352,955
Darktrace PLC (a)(b)	60,244	187,474
DCC PLC	18,692	917,372
Dechra Pharmaceuticals PLC	19,754	622,092
Deliveroo PLC (b)(d)	144,741	149,211
Derwent London PLC REIT	22,196	632,246
Diageo PLC	421,816	18,520,197
Diploma PLC	23,925	798,916
Direct Line Insurance Group PLC	243,899	649,264
DiscoverIE Group PLC	17,794	156,466
Domino's Pizza Group PLC	66,407	234,371
Dr. Martens PLC	98,966	226,902
Drax Group PLC	73,791	624,005
DS Smith PLC	266,655	1,031,242
Dunelm Group PLC	17,593	207,182
easyJet PLC (b)	50,026	195,332
Elementis PLC (b)	110,056	159,393
EMIS Group PLC	9,755	219,666
Empiric Student Property PLC REIT	78,997	80,011
EnQuest PLC (b)	246,882	63,553
Entain PLC	110,697	1,759,676
Ergomed PLC (b)	10,371	158,686
Essentra PLC	43,641	124,153
Experian PLC	171,743	5,811,369
FD Technologies PLC (b)	2,570	42,106
Fevertree Drinks PLC	19,108	236,976
Firstgroup PLC	134,723	163,679
Forterra PLC (d)	29,434	66,068
Frasers Group PLC (b)	35,574	303,823
Frontier Developments PLC (a)(b)	5,571	64,400
Future PLC	18,885	287,822
Games Workshop Group PLC	5,583	575,208
Gamma Communications PLC	18,521	241,058
GB Group PLC	36,644	138,761
Genuit Group PLC	40,497	136,886
Security Description	Shares	Value
Genus PLC	11,981	$ 430,053
Grafton Group PLC CDI	46,361	439,784
Grainger PLC	123,401	374,067
Great Portland Estates PLC REIT	36,666	218,322
Greatland Gold PLC (a)(b)	854,395	82,220
Greggs PLC	20,379	575,096
Haleon PLC (b)	946,767	3,728,079
Halfords Group PLC	57,823	145,371
Halma PLC	70,656	1,677,745
Hammerson PLC REIT (a)	619,708	177,416
Harbour Energy PLC	84,301	308,679
Hargreaves Lansdown PLC	69,110	711,780
Hays PLC	302,390	420,853
Helical PLC	16,644	66,770
Hill & Smith PLC	18,328	258,388
Hiscox, Ltd.	63,612	833,673
Home Reit PLC (a)	160,701	73,553
HomeServe PLC (b)	55,157	794,190
Howden Joinery Group PLC	111,952	756,290
HSBC Holdings PLC	3,699,091	22,946,784
Hunting PLC	40,060	160,467
Ibstock PLC (d)	111,679	207,956
IG Group Holdings PLC	79,080	743,880
IMI PLC	48,050	744,456
Impact Healthcare Reit PLC	79,956	100,988
Impax Asset Management Group PLC	15,084	131,185
Imperial Brands PLC	168,809	4,205,381
Inchcape PLC	70,960	699,934
Indivior PLC (b)	25,590	570,087
Informa PLC	277,830	2,070,715
IntegraFin Holdings PLC	50,848	184,841
InterContinental Hotels Group PLC	34,496	1,968,535
Intermediate Capital Group PLC	52,817	729,366
International Distributions Services PLC	128,369	328,904
Intertek Group PLC	30,344	1,472,443
Investec PLC	125,211	770,252
IP Group PLC	167,453	112,297
ITM Power PLC (a)(b)	81,487	89,826
ITV PLC	758,313	685,591
J D Wetherspoon PLC (b)	16,884	90,216
J Sainsbury PLC	340,762	892,358
JD Sports Fashion PLC	500,315	759,207
JET2 PLC	26,401	304,366
John Wood Group PLC (b)	116,196	188,902
Johnson Matthey PLC	35,535	909,188
Johnson Service Group PLC	54,408	63,419
Judges Scientific PLC	1,508	153,099
Jupiter Fund Management PLC	87,814	140,279
Just Eat Takeaway.com NV (b)(d)	27,964	589,430

See accompanying notes to financial statements.
159

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022

Security Description	Shares	Value
Just Eat Takeaway.com NV (a)(b)(d)	5,995	$ 125,305
Just Group PLC	193,247	189,685
Kainos Group PLC	12,651	234,812
Kape Technologies PLC (b)	29,246	96,745
Keller Group PLC	10,427	100,341
Kier Group PLC (b)	60,227	42,961
Kingfisher PLC	372,227	1,057,143
Lancashire Holdings, Ltd.	47,161	368,745
Land Securities Group PLC REIT	126,870	948,331
Learning Technologies Group PLC	142,197	197,390
Legal & General Group PLC	1,122,930	3,370,179
Liontrust Asset Management PLC	10,791	145,382
Lloyds Banking Group PLC	12,725,372	6,951,070
London Stock Exchange Group PLC	61,451	5,274,891
LondonMetric Property PLC REIT	171,038	354,493
LXI REIT PLC	301,727	408,679
M&G PLC	492,341	1,112,518
Man Group PLC	247,695	636,724
Marks & Spencer Group PLC (b)	371,549	551,073
Marlowe PLC (a)(b)	19,502	110,257
Marshalls PLC	41,468	136,277
Melrose Industries PLC	778,331	1,259,263
Micro Focus International PLC ADR (a)	15,603	98,455
Micro Focus International PLC	52,503	334,347
Mitchells & Butlers PLC (b)	30,869	51,243
Mitie Group PLC	231,544	207,779
Molten Ventures PLC (b)	25,668	109,363
Moneysupermarket.com Group PLC	105,401	243,938
Moonpig Group PLC (b)	56,524	74,996
Morgan Advanced Materials PLC	51,435	194,585
Morgan Sindall Group PLC	9,417	173,314
National Express Group PLC (b)	80,953	126,592
National Grid PLC	666,107	7,991,771
NatWest Group PLC	987,916	3,151,543
NCC Group PLC	91,183	219,368
Next Fifteen Communications Group PLC	13,086	155,837
Next PLC	24,157	1,687,135
Ninety One PLC	69,121	154,568
Ocado Group PLC (a)(b)	108,557	805,438
OSB Group PLC	77,148	445,261
Oxford Biomedica PLC (b)	16,489	87,768
Oxford Nanopore Technologies PLC (b)	52,966	157,052
Pagegroup PLC	68,900	382,242
Security Description	Shares	Value
Pan African Resources PLC	328,869	$ 65,432
Pantheon Resources PLC (a)(b)	117,330	60,011
Paragon Banking Group PLC	44,251	299,948
Pearson PLC	121,503	1,372,697
Pennon Group PLC	50,701	541,881
Pepco Group NV (b)(d)	26,738	240,909
Persimmon PLC	58,167	851,524
Petrofac, Ltd. (a)(b)	91,326	77,174
Pets at Home Group PLC	85,111	290,350
Phoenix Group Holdings PLC	143,163	1,048,075
Picton Property Income, Ltd. REIT	95,313	91,607
Playtech PLC (b)	51,033	312,463
Polar Capital Holdings PLC	9,057	51,968
Premier Foods PLC	118,527	154,838
Primary Health Properties PLC REIT	209,484	279,203
Provident Financial PLC	54,404	125,126
PRS REIT PLC	80,000	85,550
PZ Cussons PLC	62,053	156,378
QinetiQ Group PLC	115,721	496,947
Quilter PLC (d)	221,932	248,061
Rank Group PLC (b)	31,507	31,040
Rathbones Group PLC	10,212	249,980
Reach PLC	36,256	41,475
Reckitt Benckiser Group PLC	132,564	9,175,403
Redde Northgate PLC	40,263	199,541
Redrow PLC	56,797	310,041
Regional REIT, Ltd. (d)	91,945	65,254
RELX PLC (e)	343,859	9,463,812
RELX PLC (e)	11,746	323,928
Renewi PLC (b)	10,000	71,933
Renishaw PLC	5,895	260,101
Rentokil Initial PLC	471,709	2,882,488
Restore PLC	22,408	88,950
Rightmove PLC	150,084	923,262
Rolls-Royce Holdings PLC (b)	1,558,184	1,746,885
Rotork PLC	159,403	587,893
RS GROUP PLC	84,297	908,045
RWS Holdings PLC	68,873	311,175
S4 Capital PLC (b)	60,873	138,540
Safestore Holdings PLC REIT	44,314	503,735
Sage Group PLC	185,571	1,664,354
Savills PLC	22,943	227,823
Schroders PLC	133,870	702,101
Segro PLC REIT	224,213	2,059,474
Senior PLC	88,720	133,615
Serco Group PLC	242,613	453,518
Serica Energy PLC	48,012	164,598
Severn Trent PLC	47,318	1,508,919
Shaftesbury PLC REIT	38,149	168,873
SIG PLC (b)	86,698	30,870
Smart Metering Systems PLC	22,755	214,049

See accompanying notes to financial statements.
160

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022

Security Description	Shares	Value
Smith & Nephew PLC	161,954	$ 2,161,467
Smiths Group PLC	67,455	1,297,049
Softcat PLC	24,242	345,263
Spectris PLC	21,478	775,594
Spirax-Sarco Engineering PLC	13,617	1,738,726
Spire Healthcare Group PLC (b)(d)	49,079	134,605
Spirent Communications PLC	125,923	394,132
SSE PLC	199,898	4,116,631
SSP Group PLC (b)	147,667	406,770
St James's Place PLC	101,419	1,335,867
Standard Chartered PLC	470,067	3,519,322
SThree PLC	15,499	75,134
Subsea 7 SA	40,804	468,266
Supermarket Income REIT PLC (a)	225,864	278,484
Synthomer PLC	64,629	112,104
Target Healthcare REIT PLC (a)	83,000	80,072
Tate & Lyle PLC	72,240	618,015
Taylor Wimpey PLC	641,038	783,828
Team17 Group PLC (b)	19,803	104,813
Telecom Plus PLC	13,020	343,776
Tesco PLC	1,400,132	3,776,020
THG PLC (a)(b)	119,883	63,307
TORM PLC Class A	5,314	151,309
TP ICAP Group PLC	162,451	340,995
Trainline PLC (b)(d)	98,595	325,676
Travis Perkins PLC	35,961	384,732
Tritax Big Box REIT PLC	343,467	572,635
Trustpilot Group PLC (b)(d)	68,222	79,192
Tyman PLC	34,370	93,230
UK Commercial Property REIT, Ltd.	128,022	89,935
Unilever PLC	471,523	23,720,104
UNITE Group PLC REIT	60,170	658,645
United Utilities Group PLC	131,081	1,563,214
Urban Logistics REIT PLC	64,877	104,965
Vesuvius PLC	33,163	161,243
Victoria PLC (a)(b)	17,044	98,616
Victrex PLC	15,021	288,558
Virgin Money UK PLC	247,301	541,708
Vistry Group PLC	67,684	509,264
Vodafone Group PLC	4,930,542	4,996,233
Volex PLC	20,903	62,986
Volution Group PLC	36,823	161,675
Warehouse Reit PLC (a)	89,420	112,511
Watches of Switzerland Group PLC (b)(d)	44,658	440,765
Weir Group PLC	48,387	971,437
WH Smith PLC	22,750	406,248
Whitbread PLC	37,859	1,170,394
Wickes Group PLC	69,428	122,182
Wincanton PLC	20,380	82,616
Workspace Group PLC REIT	24,084	128,804
WPP PLC	206,039	2,032,820
Security Description	Shares	Value
Yellow Cake PLC (b)(d)	28,106	$ 126,647
YouGov PLC	17,034	209,000
Young & Co's Brewery PLC Class A	2,735	33,689
		377,751,230
UNITED STATES — 2.3%
Bausch Health Cos., Inc. (b)	49,000	307,391
Brookfield Renewable Corp. Class A (a)	23,300	640,903
BRP, Inc. (a)	6,767	515,560
Burford Capital, Ltd.	31,785	255,022
Carnival PLC (a)(b)	25,556	178,115
CyberArk Software, Ltd. (b)	7,683	996,101
Diversified Energy Co. PLC	154,943	216,948
Eagle Hospitality Trust (b)(c)	112,600	—
Energy Fuels, Inc. (a)(b)	29,700	183,686
Fiverr International, Ltd. (a)(b)	5,800	169,012
GSK PLC	753,480	13,029,852
Inmode, Ltd. (b)	14,100	503,370
James Hardie Industries PLC CDI	82,320	1,473,788
JBS SA	152,500	637,184
Legend Biotech Corp. ADR (b)	9,900	494,208
Maxeon Solar Technologies, Ltd. (a)(b)	4,600	73,876
MDA, Ltd. (b)	7,400	34,953
Nestle SA	509,439	58,994,049
Parade Technologies, Ltd.	13,000	326,951
PolyPeptide Group AG (b)(d)	2,241	61,330
Primo Water Corp. (a)	27,900	432,826
QIAGEN NV (b)	42,034	2,108,905
REC Silicon ASA (a)(b)	36,713	52,120
Reliance Worldwide Corp., Ltd. (a)	130,292	261,538
Resolute Forest Products, Inc. (b)	7,600	163,841
Rhi Magnesita NV	6,075	162,521
Riskified, Ltd. Class A (b)	9,600	44,352
Schneider Electric SE	100,506	14,021,678
Signify NV (d)	23,086	773,157
Sims, Ltd.	32,754	290,757
Sinch AB (a)(b)(d)	110,553	405,628
Stellantis NV (e)	119,689	1,695,084
Stellantis NV (e)	290,598	4,113,705
Swiss Re AG	55,814	5,217,028
Taro Pharmaceutical Industries, Ltd. (b)	2,400	69,696
Tenaris SA	90,065	1,565,344
Titan Cement International SA (b)	4,292	55,242
Vobile Group, Ltd. (a)(b)	279,000	120,108
		110,645,829

See accompanying notes to financial statements.
161

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STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022

Security Description	Shares	Value
ZAMBIA — 0.1%
First Quantum Minerals, Ltd. (a)	111,100	$ 2,319,657
TOTAL COMMON STOCKS (Cost $4,823,913,146)		4,817,801,391

PREFERRED STOCKS — 0.1%
GERMANY — 0.1%
Dr. Ing. h.c. F. Porsche AG, (b)	21,169	2,140,649
MALAYSIA — 0.0% (f)
SP Setia Bhd Group, 5.43% (g)	89,923	7,043
RUSSIA — 0.0%
Surgutneftegas PJSC, (c)	802,100	—
TOTAL PREFERRED STOCKS (Cost $2,227,030)		2,147,692
RIGHTS — 0.0% (f)
BRAZIL — 0.0% (f)
AES Brasil Energia SA (expiring 01/09/23) (b)	221	11
Localiza Rent a Car SA (expiring 01/31/23) (b)	614	1,251
		1,262
INDONESIA — 0.0% (f)
Bank Tabungan Negara Persero Tbk PT (expiring 01/05/23) (b)	396,062	3,638
SOUTH KOREA — 0.0% (f)
Genexine, Inc. (expiring 01/23/23) (b)	647	2,047
Hanwha Solutions Corp. (expiring 01/09/23)	179	134
Lotte Chemical Corp. (expiring 01/20/23) (b)	639	17,940
		20,121
TOTAL RIGHTS (Cost $0)		25,021
WARRANTS — 0.0% (f)
AUSTRALIA — 0.0% (f)
Magellan Financial Group, Ltd. (expiring 04/16/27) (b)	2,771	423
PointsBet Holdings Ltd. (expiring 07/08/24) (b)	1,183	—
		423
ITALY — 0.0% (f)
Webuild SpA (expiring 08/02/30) (a)(b)(c)	2,371	—
Security Description	Shares	Value
MACAU — 0.0% (f)
MECOM Power & Construction, Ltd. (expiring 05/24/23) (a)(b)	16,800	$ 316
MALAYSIA — 0.0% (f)
Frontken Corp. Bhd (expiring 05/03/26) (b)	30,950	1,932
Scientex Bhd (expiring 01/14/26) (b)	4,960	709
SKP Resources Bhd (expiring 04/25/26) (b)	54,260	1,232
VS Industry Bhd (expiring 06/14/24) (b)	88,800	2,016
		5,889
THAILAND — 0.0% (f)
MBK PCL (expiring 05/15/24) (b)	4,746	2,220
MBK PCL (expiring 05/15/25) (b)	4,747	2,056
MBK PCL (expiring 11/15/24) (b)	4,746	2,151
Plan B Media PCL (expiring 01/13/25) (b)	10,680	330
Srisawad Corp. PCL (expiring 8/29/25) (b)	3,396	324
VGI PCL (expiring 05/23/27) (b)	223,290	1,547
VIBHA W4 (expiring 07/19/25) (b)	54,625	426
		9,054
TOTAL WARRANTS (Cost $0)		15,682
SHORT-TERM INVESTMENTS — 8.2%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 4.16% (h)(i)	198,057,869	198,057,869
State Street Navigator Securities Lending Portfolio II (j)(k)	198,045,220	198,045,220
TOTAL SHORT-TERM INVESTMENTS (Cost $396,103,089)		396,103,089
TOTAL INVESTMENTS — 108.1% (Cost $5,222,243,265)		5,216,092,875
LIABILITIES IN EXCESS OF OTHER ASSETS — (8.1)%		(389,025,928)
NET ASSETS — 100.0%		$ 4,827,066,947

See accompanying notes to financial statements.
162

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022

(a)	All or a portion of the shares of the security are on loan at December 31, 2022.
(b)	Non-income producing security.
(c)	Fair valued as determined in good faith by the Trust's Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of December 31, 2022, total aggregate fair value of the securities is $338,869, representing 0.00% of the Fund's net assets.
(d)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 2.8% of net assets as of December 31, 2022, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(e)	Reflects separate holdings of the issuer's common stock traded on different securities exchanges.
(f)	Amount is less than 0.05% of net assets.
(g)	Step-up bond - Coupon rate increases in increments to maturity. Rate shown as of December 31, 2022. Maturity date shown is the final maturity.
(h)	The Portfolio invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2022 are shown in the Affiliate Table below.
(i)	The rate shown is the annualized seven-day yield at December 31, 2022.
(j)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended December 31, 2022 are shown in the Affiliate Table below.
(k)	Investment of cash collateral for securities loaned.
ADR	American Depositary Receipt
CDI	CREST Depository Interest
GDR	Global Depositary Receipt
NVDR	Non-Voting Depositary Receipt
REIT	Real Estate Investment Trust
SDR	Swedish Depositary Receipt

At December 31, 2022, open futures contracts were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
MSCI EAFE Index (long)	71	03/17/2023	$6,973,866	$6,920,370	$(53,496)
S&P/TSX 60 Index (long)	4	03/16/2023	715,550	690,741	(24,465)
E-mini MSCI Emerging Markets (long)	4	03/17/2023	196,649	191,880	(4,769)
					$(82,730)

During the year ended December 31, 2022, the average notional value related to futures contracts was $185,261,853.
See accompanying notes to financial statements.
163

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STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2022.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$ 774,031,611	$ 4,043,430,911	$338,869	$4,817,801,391
Preferred Stocks	2,147,692	—	0 (a)	2,147,692
Rights	22,974	2,047	—	25,021
Warrants	15,682	—	0 (a)	15,682
Short-Term Investments	396,103,089	—	—	396,103,089
TOTAL INVESTMENTS	$1,172,321,048	$4,043,432,958	$338,869	$5,216,092,875
LIABILITIES:
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts(b)	(82,730)	—	—	(82,730)
TOTAL OTHER FINANCIAL INSTRUMENTS:	$ (82,730)	$ —	$ —	$ (82,730)
(a) The Portfolio held Level 3 securities that were valued at $0 at December 31, 2022.
(b) Futures Contracts are valued at unrealized appreciation (depreciation).
Top Five Sectors as of December 31, 2022

Description	% of Net Assets
Banks	11.6%
Pharmaceuticals	6.1
Oil & Gas	4.7
Semiconductors	4.7
Insurance	4.5
TOTAL	31.6%
(The top five sectors are expressed as a percentage of net assets and may change over time.)
Affiliate Table
	Number of Shares Held at 12/31/21	Value at 12/31/21	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/22	Value at 12/31/22	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	171,512,422	$171,512,422	$1,139,732,693	$ 1,113,187,246	$—	$—	198,057,869	$198,057,869	$2,429,838
State Street Navigator Securities Lending Portfolio II	69,958,002	69,958,002	811,949,233	683,862,015	—	—	198,045,220	198,045,220	878,491
Total		$241,470,424	$1,951,681,926	$1,797,049,261	$—	$—		$396,103,089	$3,308,329
See accompanying notes to financial statements.
164

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STATE STREET SMALL/MID CAP EQUITY INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS
December 31, 2022

Security Description	Shares	Value
COMMON STOCKS — 98.9%
AEROSPACE & DEFENSE — 1.4%
AAR Corp. (a)	10,341	$ 464,311
Aerojet Rocketdyne Holdings, Inc. (a)	21,912	1,225,538
AeroVironment, Inc. (a)	6,845	586,343
AerSale Corp. (a)	6,400	103,808
Archer Aviation, Inc. Class A (a) (b)	35,800	66,946
Astra Space, Inc. (a) (b)	33,800	14,662
Astronics Corp. (a)	5,968	61,470
Axon Enterprise, Inc. (a)	19,165	3,180,049
BWX Technologies, Inc.	26,126	1,517,398
Cadre Holdings, Inc.	5,000	100,700
Curtiss-Wright Corp.	10,815	1,805,997
Ducommun, Inc. (a)	3,200	159,872
HEICO Corp.	13,546	2,081,208
HEICO Corp. Class A	21,864	2,620,400
Hexcel Corp.	23,317	1,372,206
Kaman Corp.	7,499	167,228
Kratos Defense & Security Solutions, Inc. (a)	38,600	398,352
Maxar Technologies, Inc.	20,376	1,054,254
Mercury Systems, Inc. (a)	15,700	702,418
Momentus, Inc. (a)	11,600	9,047
Moog, Inc. Class A	7,821	686,371
National Presto Industries, Inc.	1,290	88,313
Park Aerospace Corp. (b)	4,700	63,027
Parsons Corp. (a)	8,951	413,984
Redwire Corp. (a)	6,800	13,464
Rocket Lab USA, Inc. (a) (b)	57,700	217,529
Spirit AeroSystems Holdings, Inc. Class A	29,342	868,523
Terran Orbital Corp. (a) (b)	16,100	25,438
Triumph Group, Inc. (a)	18,045	189,833
V2X, Inc. (a)	3,300	136,257
Virgin Galactic Holdings, Inc. (a) (b)	69,300	241,164
Woodward, Inc.	17,074	1,649,519
		22,285,629
AIR FREIGHT & LOGISTICS — 0.3%
Air Transport Services Group, Inc. (a)	15,600	405,288
Atlas Air Worldwide Holdings, Inc. (a)	8,035	809,928
Forward Air Corp.	7,451	781,536
GXO Logistics, Inc. (a)	30,390	1,297,349
Hub Group, Inc. Class A (a)	9,217	732,659
Radiant Logistics, Inc. (a)	10,753	54,733
		4,081,493
AIRLINES — 0.2%
Allegiant Travel Co. (a)	4,650	316,154
Blade Air Mobility, Inc. (a)	13,900	49,762
Copa Holdings SA Class A (a) (b)	8,491	706,196
Security Description	Shares	Value
Frontier Group Holdings, Inc. (a)	9,200	$ 94,484
Hawaiian Holdings, Inc. (a)	14,045	144,102
JetBlue Airways Corp. (a)	90,736	587,969
Joby Aviation, Inc. (a) (b)	67,800	227,130
SkyWest, Inc. (a)	13,103	216,331
Spirit Airlines, Inc.	31,469	613,016
Sun Country Airlines Holdings, Inc. (a) (b)	9,100	144,326
Wheels Up Experience, Inc. (a) (b)	41,600	42,848
		3,142,318
AUTO COMPONENTS — 0.8%
Adient PLC (a)	25,800	895,002
American Axle & Manufacturing Holdings, Inc. (a)	30,650	239,683
Dana, Inc.	35,942	543,803
Dorman Products, Inc. (a)	7,427	600,622
Fox Factory Holding Corp. (a)	12,097	1,103,609
Gentex Corp.	66,923	1,824,990
Gentherm, Inc. (a)	9,285	606,218
Goodyear Tire & Rubber Co. (a)	75,616	767,502
Holley, Inc. (a) (b)	12,300	26,076
LCI Industries	6,813	629,862
Lear Corp.	16,851	2,089,861
Luminar Technologies, Inc. (a) (b)	71,000	351,450
Modine Manufacturing Co. (a)	13,283	263,800
Motorcar Parts of America, Inc. (a)	4,500	53,370
Patrick Industries, Inc.	5,828	353,177
QuantumScape Corp. (a) (b)	73,901	419,019
Solid Power, Inc. (a)	35,300	89,662
Standard Motor Products, Inc.	5,443	189,416
Stoneridge, Inc. (a)	7,182	154,844
Visteon Corp. (a)	7,558	988,813
XPEL, Inc. (a) (b)	6,500	390,390
		12,581,169
AUTOMOBILES — 0.5%
Canoo, Inc. (a) (b)	34,200	42,066
Cenntro Electric Group, Ltd. (a)	45,100	19,844
Faraday Future Intelligent Electric, Inc. (a)	57,400	16,663
Fisker, Inc. (a) (b)	50,400	366,408
Harley-Davidson, Inc.	38,501	1,601,642
Lordstown Motors Corp. Class A (a) (b)	42,600	48,564
Lucid Group, Inc. (a) (b)	155,800	1,064,114
Mullen Automotive, Inc. (a) (b)	84,500	24,167
Rivian Automotive, Inc. Class A (a) (b)	150,200	2,768,186
Thor Industries, Inc. (b)	14,501	1,094,680
Winnebago Industries, Inc.	8,200	432,140
Workhorse Group, Inc. (a) (b)	40,275	61,218
		7,539,692

See accompanying notes to financial statements.
165

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STATE STREET SMALL/MID CAP EQUITY INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022

Security Description	Shares	Value
BANKS — 5.8%
1st Source Corp.	4,220	$ 224,040
ACNB Corp.	2,400	95,544
Amalgamated Financial Corp.	5,100	117,504
Amerant Bancorp, Inc.	7,400	198,616
American National Bankshares, Inc.	2,600	96,018
Ameris Bancorp	19,159	903,155
Arrow Financial Corp. (b)	3,444	116,752
Associated Banc-Corp.	42,230	975,091
Atlantic Union Bankshares Corp.	20,407	717,102
Banc of California, Inc.	15,454	246,182
BancFirst Corp.	5,452	480,757
Bancorp, Inc. (a)	16,200	459,756
Bank First Corp. (b)	2,200	204,204
Bank of Hawaii Corp.	10,926	847,421
Bank of Marin Bancorp	3,944	129,679
Bank of NT Butterfield & Son, Ltd.	13,796	411,259
Bank OZK	32,228	1,291,054
BankUnited, Inc.	22,927	778,830
Bankwell Financial Group, Inc.	1,300	38,259
Banner Corp.	9,500	600,400
Bar Harbor Bankshares	4,380	140,335
Baycom Corp.	4,000	75,920
BCB Bancorp, Inc.	4,200	75,558
Berkshire Hills Bancorp, Inc.	12,816	383,198
Blue Ridge Bankshares, Inc.	6,200	77,438
BOK Financial Corp.	8,508	883,045
Brookline Bancorp, Inc.	26,523	375,291
Business First Bancshares, Inc.	7,200	159,408
Byline Bancorp, Inc.	6,700	153,899
Cadence Bank	51,145	1,261,236
Cambridge Bancorp	1,791	148,760
Camden National Corp.	3,802	158,505
Capital Bancorp, Inc.	2,400	56,496
Capital City Bank Group, Inc.	3,500	113,750
Capstar Financial Holdings, Inc.	5,000	88,300
Carter Bankshares, Inc. (a)	6,100	101,199
Cathay General Bancorp	20,709	844,720
Central Pacific Financial Corp.	7,254	147,111
Citizens & Northern Corp. (b)	3,900	89,154
City Holding Co.	4,384	408,107
Civista Bancshares, Inc.	4,200	92,442
CNB Financial Corp.	6,200	147,498
Coastal Financial Corp. (a)	2,813	133,674
Colony Bankcorp, Inc.	5,000	63,450
Columbia Banking System, Inc.	21,759	655,599
Commerce Bancshares, Inc.	32,287	2,197,776
Community Bank System, Inc.	15,239	959,295
Community Trust Bancorp, Inc.	4,303	197,637
ConnectOne Bancorp, Inc.	11,834	286,501
CrossFirst Bankshares, Inc. (a)	12,523	155,410
Cullen/Frost Bankers, Inc.	16,372	2,188,936
Customers Bancorp, Inc. (a)	8,202	232,445
Security Description	Shares	Value
CVB Financial Corp.	36,700	$ 945,025
Dime Community Bancshares, Inc.	8,640	275,011
Eagle Bancorp, Inc.	8,900	392,223
East West Bancorp, Inc.	40,533	2,671,125
Eastern Bankshares, Inc.	42,900	740,025
Enterprise Bancorp, Inc.	2,478	87,473
Enterprise Financial Services Corp.	9,814	480,493
Equity Bancshares, Inc. Class A	4,100	133,947
Esquire Financial Holdings, Inc.	2,000	86,520
Farmers & Merchants Bancorp, Inc.	3,500	95,130
Farmers National Banc Corp.	12,866	181,668
FB Financial Corp.	10,883	393,312
Financial Institutions, Inc.	3,880	94,517
First BanCorp (c)	51,100	649,992
First BanCorp (c)	10,614	454,704
First Bancorp, Inc.	2,700	80,838
First Bancshares, Inc.	6,100	195,261
First Bank	4,400	60,544
First Busey Corp.	14,588	360,615
First Business Financial Services, Inc.	2,300	84,065
First Citizens BancShares, Inc. Class A	3,128	2,372,150
First Commonwealth Financial Corp. (b)	26,206	366,098
First Community Bankshares, Inc.	4,200	142,380
First Financial Bancorp	25,691	622,493
First Financial Bankshares, Inc.	36,702	1,262,549
First Financial Corp.	4,100	188,928
First Foundation, Inc.	13,250	189,873
First Guaranty Bancshares, Inc.	1,400	32,830
First Hawaiian, Inc.	37,100	966,084
First Horizon Corp.	145,400	3,562,300
First Internet Bancorp	2,400	58,272
First Interstate BancSystem, Inc. Class A	25,532	986,812
First Merchants Corp.	15,720	646,249
First Mid Bancshares, Inc.	5,000	160,400
First of Long Island Corp.	5,750	103,500
First Western Financial, Inc. (a) (b)	3,100	87,265
Five Star Bancorp	3,200	87,168
Flushing Financial Corp.	7,200	139,536
FNB Corp.	98,398	1,284,094
Fulton Financial Corp.	43,692	735,336
FVCBankcorp, Inc. (a)	3,900	74,373
German American Bancorp, Inc.	7,425	276,953
Glacier Bancorp, Inc. (b)	31,208	1,542,299
Great Southern Bancorp, Inc.	3,268	194,413
Guaranty Bancshares, Inc.	2,265	78,460
Hancock Whitney Corp.	23,520	1,138,133
Hanmi Financial Corp.	7,700	190,575
HarborOne Bancorp, Inc.	11,463	159,336

See accompanying notes to financial statements.
166

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET SMALL/MID CAP EQUITY INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022

Security Description	Shares	Value
HBT Financial, Inc.	2,800	$ 54,796
Heartland Financial USA, Inc.	11,400	531,468
Heritage Commerce Corp.	14,966	194,558
Heritage Financial Corp.	9,100	278,824
Hilltop Holdings, Inc.	14,100	423,141
Home BancShares, Inc.	52,923	1,206,115
HomeStreet, Inc.	4,674	128,909
HomeTrust Bancshares, Inc.	3,709	89,647
Hope Bancorp, Inc.	32,321	414,032
Horizon Bancorp, Inc.	11,140	167,991
Independent Bank Corp. (c)	13,065	1,103,078
Independent Bank Corp. (c)	5,418	129,599
Independent Bank Group, Inc.	9,972	599,118
International Bancshares Corp.	14,550	665,808
John Marshall Bancorp, Inc.	3,800	109,364
Lakeland Bancorp, Inc.	17,400	306,414
Lakeland Financial Corp.	6,628	483,645
Live Oak Bancshares, Inc. (b)	8,690	262,438
Macatawa Bank Corp.	12,166	134,191
Mercantile Bank Corp.	4,100	137,268
Metrocity Bankshares, Inc. (b)	5,500	118,965
Metropolitan Bank Holding Corp. (a)	2,800	164,276
Mid Penn Bancorp, Inc.	3,700	110,889
Midland States Bancorp, Inc.	5,302	141,139
MidWestOne Financial Group, Inc.	3,451	109,569
MVB Financial Corp.	2,430	53,509
National Bank Holdings Corp. Class A	8,348	351,200
NBT Bancorp, Inc.	11,800	512,356
Nicolet Bankshares, Inc. (a)	3,316	264,584
Northeast Bank	1,900	79,990
OceanFirst Financial Corp.	16,307	346,524
OFG Bancorp	12,300	338,988
Old National Bancorp	81,195	1,459,886
Old Second Bancorp, Inc.	11,235	180,209
Origin Bancorp, Inc.	5,900	216,530
Orrstown Financial Services, Inc.	2,700	62,532
Pacific Premier Bancorp, Inc.	27,501	867,932
PacWest Bancorp	32,989	757,098
Park National Corp.	4,217	593,543
Parke Bancorp, Inc.	3,100	64,294
Pathward Financial, Inc.	8,843	380,691
PCB Bancorp	2,700	47,763
Peapack-Gladstone Financial Corp.	4,500	167,490
Peoples Bancorp, Inc.	7,214	203,796
Peoples Financial Services Corp. (b)	1,939	100,518
Pinnacle Financial Partners, Inc.	21,589	1,584,633
Popular, Inc.	20,110	1,333,695
Preferred Bank	3,477	259,454
Premier Financial Corp.	9,397	253,437
Primis Financial Corp.	5,400	63,990
Security Description	Shares	Value
Professional Holding Corp. Class A (a)	3,600	$ 99,864
Prosperity Bancshares, Inc.	24,809	1,803,118
QCR Holdings, Inc.	4,020	199,553
RBB Bancorp	3,500	72,975
Red River Bancshares, Inc.	1,100	56,166
Renasant Corp.	15,332	576,330
Republic Bancorp, Inc. Class A	2,339	95,712
Republic First Bancorp, Inc. (a) (b)	11,100	23,865
S&T Bancorp, Inc.	11,061	378,065
Sandy Spring Bancorp, Inc.	12,280	432,624
Seacoast Banking Corp. of Florida	17,984	560,921
ServisFirst Bancshares, Inc.	14,400	992,304
Shore Bancshares, Inc.	4,400	76,692
Sierra Bancorp	3,400	72,216
Silvergate Capital Corp. Class A (a) (b)	8,293	144,298
Simmons First National Corp. Class A	35,439	764,774
SmartFinancial, Inc.	3,802	104,555
South Plains Financial, Inc.	3,200	88,096
Southern First Bancshares, Inc. (a)	2,100	96,075
Southside Bancshares, Inc.	8,055	289,899
SouthState Corp.	21,242	1,622,039
Stellar Bancorp, Inc.	13,798	406,489
Stock Yards Bancorp, Inc.	8,100	526,338
Summit Financial Group, Inc.	3,400	84,626
Synovus Financial Corp.	41,548	1,560,127
Texas Capital Bancshares, Inc. (a)	13,772	830,589
Third Coast Bancshares, Inc. (a)	4,300	79,249
Tompkins Financial Corp.	3,681	285,572
Towne Bank	18,690	576,400
TriCo Bancshares	8,572	437,086
Triumph Financial, Inc. (a)	6,421	313,794
Trustmark Corp.	17,096	596,821
UMB Financial Corp.	11,989	1,001,321
Umpqua Holdings Corp.	61,799	1,103,112
United Bankshares, Inc.	36,305	1,469,989
United Community Banks, Inc.	30,440	1,028,872
Unity Bancorp, Inc.	2,300	62,859
Univest Financial Corp.	7,740	202,246
USCB Financial Holdings, Inc. (a)	2,600	31,720
Valley National Bancorp	122,268	1,382,851
Veritex Holdings, Inc.	14,450	405,756
Washington Federal, Inc.	17,617	591,050
Washington Trust Bancorp, Inc.	5,023	236,985
Webster Financial Corp.	49,141	2,326,335
WesBanco, Inc.	16,702	617,640
West BanCorp, Inc.	4,100	104,755
Westamerica BanCorp	7,285	429,888
Western Alliance Bancorp	30,883	1,839,391

See accompanying notes to financial statements.
167

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET SMALL/MID CAP EQUITY INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022

Security Description	Shares	Value
Wintrust Financial Corp.	17,031	$ 1,439,460
		95,226,409
BEVERAGES — 0.3%
Boston Beer Co., Inc. Class A (a)	2,616	862,024
Celsius Holdings, Inc. (a) (b)	15,700	1,633,428
Coca-Cola Consolidated, Inc.	1,346	689,637
Duckhorn Portfolio, Inc. (a)	11,100	183,927
MGP Ingredients, Inc.	3,900	414,882
National Beverage Corp. (a)	6,394	297,513
Primo Water Corp.	46,300	719,502
Vintage Wine Estates, Inc. (a) (b)	7,800	25,428
Vita Coco Co., Inc. (a)	7,100	98,122
		4,924,463
BIOTECHNOLOGY — 5.6%
2seventy bio, Inc. (a)	10,607	99,388
4D Molecular Therapeutics, Inc. (a)	8,400	186,564
Aadi Bioscience, Inc. (a)	3,700	47,471
ACADIA Pharmaceuticals, Inc. (a)	33,989	541,105
Adicet Bio, Inc. (a)	7,100	63,474
ADMA Biologics, Inc. (a)	46,900	181,972
Aduro Biotech, Inc. (a)	2,090	272
Aerovate Therapeutics, Inc. (a) (b)	2,200	64,460
Affimed NV (a) (b)	33,900	42,036
Agenus, Inc. (a)	83,900	201,360
Agios Pharmaceuticals, Inc. (a)	14,704	412,888
Akero Therapeutics, Inc. (a)	9,900	542,520
Albireo Pharma, Inc. (a) (b)	4,700	101,567
Alector, Inc. (a)	15,735	145,234
Alkermes PLC (a)	45,262	1,182,696
Allogene Therapeutics, Inc. (a) (b)	21,531	135,430
Allovir, Inc. (a) (b)	10,000	51,300
Alnylam Pharmaceuticals, Inc. (a)	35,366	8,404,730
Alpine Immune Sciences, Inc. (a)	5,600	41,160
ALX Oncology Holdings, Inc. (a) (b)	6,100	68,747
Amicus Therapeutics, Inc. (a)	80,741	985,848
AnaptysBio, Inc. (a) (b)	5,414	167,780
Anavex Life Sciences Corp. (a) (b)	18,000	166,680
Anika Therapeutics, Inc. (a)	4,747	140,511
Apellis Pharmaceuticals, Inc. (a) (b)	26,900	1,390,999
Arbutus Biopharma Corp. (a) (b)	42,200	98,326
Arcellx, Inc. (a)	8,200	254,036
Arcturus Therapeutics Holdings, Inc. (a)	6,435	109,138
Arcus Biosciences, Inc. (a)	14,395	297,689
Arcutis Biotherapeutics, Inc. (a)	11,300	167,240
Security Description	Shares	Value
Arrowhead Pharmaceuticals, Inc. (a)	29,161	$ 1,182,770
Atara Biotherapeutics, Inc. (a) (b)	29,500	96,760
Aura Biosciences, Inc. (a)	4,500	47,250
Aurinia Pharmaceuticals, Inc. (a)	35,900	155,088
Avid Bioservices, Inc. (a) (b)	16,268	224,010
Avidity Biosciences, Inc. (a)	14,600	323,974
Beam Therapeutics, Inc. (a) (b)	17,800	696,158
BioCryst Pharmaceuticals, Inc. (a)	54,130	621,412
Biohaven, Ltd. (a)	17,300	240,124
BioMarin Pharmaceutical, Inc. (a)	53,227	5,508,462
Bioxcel Therapeutics, Inc. (a) (b)	5,012	107,658
Bluebird Bio, Inc. (a)	24,421	168,993
Blueprint Medicines Corp. (a)	16,842	737,848
Bridgebio Pharma, Inc. (a) (b)	29,594	225,506
C4 Therapeutics, Inc. (a)	10,300	60,770
CareDx, Inc. (a)	13,548	154,583
Caribou Biosciences, Inc. (a)	14,200	89,176
Catalyst Pharmaceuticals, Inc. (a)	27,047	503,074
Celldex Therapeutics, Inc. (a)	12,900	574,953
Celularity, Inc. (a)	18,100	23,349
Century Therapeutics, Inc. (a)	5,600	28,728
Cerevel Therapeutics Holdings, Inc. (a) (b)	16,000	504,640
Chimerix, Inc. (a)	18,797	34,962
Chinook Therapeutics, Inc. (a)	14,490	379,638
Cogent Biosciences, Inc. (a)	16,700	193,052
Coherus Biosciences, Inc. (a) (b)	22,517	178,335
Crinetics Pharmaceuticals, Inc. (a)	13,800	252,540
CTI BioPharma Corp. (a)	26,100	156,861
Cullinan Oncology, Inc. (a)	7,300	77,015
Cytokinetics, Inc. (a)	23,696	1,085,751
Day One Biopharmaceuticals, Inc. (a)	7,200	154,944
Deciphera Pharmaceuticals, Inc. (a)	12,000	196,680
Denali Therapeutics, Inc. (a)	30,532	849,095
Design Therapeutics, Inc. (a)	8,400	86,184
Dynavax Technologies Corp. (a) (b)	31,238	332,372
Dyne Therapeutics, Inc. (a)	8,800	101,992
Eagle Pharmaceuticals, Inc. (a)	2,546	74,420
Editas Medicine, Inc. (a) (b)	19,039	168,876
Eiger BioPharmaceuticals, Inc. (a)	21,575	25,458
Emergent BioSolutions, Inc. (a)	13,200	155,892
Enanta Pharmaceuticals, Inc. (a)	5,500	255,860

See accompanying notes to financial statements.
168

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STATE STREET SMALL/MID CAP EQUITY INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022

Security Description	Shares	Value
Enochian Biosciences, Inc. (a) (b)	6,400	$ 6,592
EQRx, Inc. (a)	51,900	127,674
Erasca, Inc. (a)	16,100	69,391
Exact Sciences Corp. (a)	50,729	2,511,593
Exelixis, Inc. (a)	91,608	1,469,392
Fate Therapeutics, Inc. (a) (b)	23,789	240,031
FibroGen, Inc. (a) (b)	23,908	383,006
Foghorn Therapeutics, Inc. (a)	8,000	51,040
Gelesis Holdings, Inc. (a)	1,400	407
Generation Bio Co. (a)	12,000	47,160
Geron Corp. (a) (b)	94,283	228,165
Gossamer Bio, Inc. (a) (b)	15,700	34,069
GreenLight Biosciences Holdings PBC (a)	32,400	38,232
Halozyme Therapeutics, Inc. (a)	37,358	2,125,670
Heron Therapeutics, Inc. (a) (b)	31,817	79,542
HilleVax, Inc. (a)	5,100	85,323
Horizon Therapeutics PLC (a)	63,664	7,244,963
Humacyte, Inc. (a) (b)	13,200	27,852
Icosavax, Inc. (a)	6,800	53,992
Ideaya Biosciences, Inc. (a)	11,200	203,504
IGM Biosciences, Inc. (a)	2,700	45,927
Imago Biosciences, Inc. (a)	7,200	258,840
ImmunityBio, Inc. (a)	22,200	112,554
ImmunoGen, Inc. (a)	56,476	280,121
Immunovant, Inc. (a)	11,500	204,125
Inhibrx, Inc. (a) (b)	8,700	214,368
Inovio Pharmaceuticals, Inc. (a) (b)	70,311	109,685
Insmed, Inc. (a)	37,966	758,561
Instil Bio, Inc. (a)	16,600	10,458
Intellia Therapeutics, Inc. (a)	24,900	868,761
Intercept Pharmaceuticals, Inc. (a)	6,087	75,296
Invivyd, Inc. (a)	13,300	19,950
Ionis Pharmaceuticals, Inc. (a)	41,512	1,567,908
Iovance Biotherapeutics, Inc. (a)	39,700	253,683
Ironwood Pharmaceuticals, Inc. (a)	40,078	496,566
iTeos Therapeutics, Inc. (a)	6,000	117,180
IVERIC bio, Inc. (a)	37,300	798,593
Janux Therapeutics, Inc. (a)	4,100	53,997
Jounce Therapeutics, Inc. (a)	8,600	9,546
KalVista Pharmaceuticals, Inc. (a) (b)	6,200	41,912
Karuna Therapeutics, Inc. (a)	8,724	1,714,266
Karyopharm Therapeutics, Inc. (a) (b)	20,800	70,720
Keros Therapeutics, Inc. (a)	4,947	237,555
Kezar Life Sciences, Inc. (a)	13,230	93,139
Kiniksa Pharmaceuticals, Ltd. Class A (a)	8,425	126,206
Kinnate Biopharma, Inc. (a) (b)	7,000	42,700
Kodiak Sciences, Inc. (a)	7,635	54,667
Kronos Bio, Inc. (a) (b)	22,700	36,774
Krystal Biotech, Inc. (a)	6,467	512,316
Security Description	Shares	Value
Kura Oncology, Inc. (a)	18,800	$ 233,308
Kymera Therapeutics, Inc. (a) (b)	10,400	259,584
Lexicon Pharmaceuticals, Inc. (a)	22,721	43,397
Ligand Pharmaceuticals, Inc. (a)	4,236	282,965
Lyell Immunopharma, Inc. (a) (b)	49,700	172,459
MacroGenics, Inc. (a) (b)	17,134	114,969
Madrigal Pharmaceuticals, Inc. (a)	3,859	1,120,075
MannKind Corp. (a) (b)	67,900	357,833
MeiraGTx Holdings PLC (a)	13,900	90,628
Mersana Therapeutics, Inc. (a)	24,800	145,328
MiMedx Group, Inc. (a)	26,300	73,114
Mirati Therapeutics, Inc. (a)	12,211	553,280
Mirum Pharmaceuticals, Inc. (a)	4,600	89,700
Monte Rosa Therapeutics, Inc. (a) (b)	6,700	50,987
Morphic Holding, Inc. (a)	8,200	219,350
Myriad Genetics, Inc. (a)	21,095	306,088
Natera, Inc. (a)	28,749	1,154,847
Neurocrine Biosciences, Inc. (a)	27,022	3,227,508
Nkarta, Inc. (a)	7,900	47,321
Novavax, Inc. (a) (b)	20,893	214,780
Nurix Therapeutics, Inc. (a)	13,100	143,838
Nuvalent, Inc. Class A (a) (b)	5,200	154,856
Ocugen, Inc. (a) (b)	62,400	81,120
Organogenesis Holdings, Inc. (a)	16,598	44,649
Outlook Therapeutics, Inc. (a) (b)	26,700	28,836
Pardes Biosciences, Inc. (a)	7,000	11,830
PepGen, Inc. (a)	4,200	56,154
PMV Pharmaceuticals, Inc. (a) (b)	9,100	79,170
Point Biopharma Global, Inc. (a)	21,900	159,651
Praxis Precision Medicines, Inc. (a) (b)	14,100	33,558
Precigen, Inc. (a)	28,041	42,622
Prime Medicine, Inc. (a)	2,100	39,018
Prometheus Biosciences, Inc. (a)	9,900	1,089,000
Protagonist Therapeutics, Inc. (a)	12,702	138,579
Prothena Corp. PLC (a)	10,200	614,550
PTC Therapeutics, Inc. (a)	19,200	732,864
Rallybio Corp. (a)	6,100	40,077
Rapt Therapeutics, Inc. (a) (b)	7,300	144,540
Recursion Pharmaceuticals, Inc. Class A (a) (b)	36,300	279,873
REGENXBIO, Inc. (a)	11,200	254,016
Relay Therapeutics, Inc. (a)	22,800	340,632
Replimune Group, Inc. (a)	13,000	353,600
REVOLUTION Medicines, Inc. (a)	21,458	511,130
Rigel Pharmaceuticals, Inc. (a)	50,389	75,583

See accompanying notes to financial statements.
169

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET SMALL/MID CAP EQUITY INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022

Security Description	Shares	Value
Rocket Pharmaceuticals, Inc. (a)	14,000	$ 273,980
Sage Therapeutics, Inc. (a)	14,772	563,404
Sana Biotechnology, Inc. (a) (b)	25,900	102,305
Sangamo Therapeutics, Inc. (a)	44,065	138,364
Sarepta Therapeutics, Inc. (a)	24,352	3,155,532
Seagen, Inc. (a)	39,238	5,042,475
Seres Therapeutics, Inc. (a) (b)	21,346	119,538
Sorrento Therapeutics, Inc. (a) (b)	135,319	119,893
SpringWorks Therapeutics, Inc. (a)	10,400	270,504
Stoke Therapeutics, Inc. (a)	5,400	49,842
Sutro Biopharma, Inc. (a)	14,300	115,544
Syndax Pharmaceuticals, Inc. (a)	16,120	410,254
Talaris Therapeutics, Inc. (a) (b)	4,800	4,896
Tango Therapeutics, Inc. (a)	12,400	89,900
Tenaya Therapeutics, Inc. (a)	6,200	12,462
TG Therapeutics, Inc. (a)	36,945	437,059
Travere Therapeutics, Inc. (a) (b)	19,198	403,734
Twist Bioscience Corp. (a)	17,012	405,056
Tyra Biosciences, Inc. (a)	2,900	22,040
Ultragenyx Pharmaceutical, Inc. (a)	19,276	893,057
United Therapeutics Corp. (a)	12,621	3,509,774
Vanda Pharmaceuticals, Inc. (a)	16,051	118,617
Vaxart, Inc. (a) (b)	34,200	32,863
Vaxcyte, Inc. (a)	19,900	954,205
VBI Vaccines, Inc. (a) (b)	80,406	31,447
Vera Therapeutics, Inc. (a) (b)	3,400	65,790
Veracyte, Inc. (a)	21,287	505,141
Vericel Corp. (a)	12,473	328,539
Verve Therapeutics, Inc. (a)	12,600	243,810
Vir Biotechnology, Inc. (a)	21,339	540,090
Viridian Therapeutics, Inc. (a)	10,200	297,942
VistaGen Therapeutics, Inc. (a) (b)	51,500	5,305
Xencor, Inc. (a)	16,085	418,853
Y-mAbs Therapeutics, Inc. (a)	12,100	59,048
Zentalis Pharmaceuticals, Inc. (a)	12,800	257,792
Zogenix, Inc. (a) (b)	12,400	8,432
		91,756,560
BUILDING PRODUCTS — 1.6%
AAON, Inc.	12,100	911,372
Advanced Drainage Systems, Inc.	18,500	1,516,445
American Woodmark Corp. (a)	4,456	217,720
Apogee Enterprises, Inc.	6,009	267,160
Armstrong World Industries, Inc.	13,295	911,904
AZEK Co., Inc. (a) (b)	33,092	672,429
Builders FirstSource, Inc. (a)	41,641	2,701,668
Caesarstone, Ltd.	5,327	30,417
Carlisle Cos., Inc.	14,438	3,402,315
Security Description	Shares	Value
CSW Industrials, Inc.	4,071	$ 471,951
Fortune Brands Innovations, Inc.	36,800	2,101,648
Gibraltar Industries, Inc. (a)	9,000	412,920
Griffon Corp.	13,700	490,323
Hayward Holdings, Inc. (a) (b)	18,100	170,140
Insteel Industries, Inc.	4,787	131,738
Janus International Group, Inc. (a)	22,000	209,440
JELD-WEN Holding, Inc. (a)	22,409	216,247
Lennox International, Inc.	8,956	2,142,544
Masonite International Corp. (a)	6,193	499,218
Masterbrand, Inc.	37,300	281,615
Owens Corning	26,381	2,250,299
PGT Innovations, Inc. (a)	15,154	272,166
Quanex Building Products Corp.	8,950	211,936
Resideo Technologies, Inc. (a)	40,377	664,202
Simpson Manufacturing Co., Inc.	12,154	1,077,574
Trex Co., Inc. (a)	31,605	1,337,840
UFP Industries, Inc.	16,910	1,340,117
View, Inc. (a) (b)	27,600	26,631
Zurn Elkay Water Solutions Corp.	35,990	761,189
		25,701,168
CAPITAL MARKETS — 3.8%
Affiliated Managers Group, Inc.	10,639	1,685,537
Ares Management Corp. Class A	44,130	3,020,257
Artisan Partners Asset Management, Inc. Class A	16,902	501,989
Assetmark Financial Holdings, Inc. (a)	5,400	124,200
Associated Capital Group, Inc. Class A	500	20,995
B Riley Financial, Inc. (b)	5,434	185,843
Bakkt Holdings, Inc. (a) (b)	14,600	17,374
BGC Partners, Inc. Class A	83,300	314,041
Blackstone, Inc.	201,100	14,919,609
Blucora, Inc. (a)	12,800	326,784
Blue Owl Capital, Inc. (b)	121,000	1,282,600
Brightsphere Investment Group, Inc.	10,573	217,592
Carlyle Group, Inc.	60,040	1,791,594
Cohen & Steers, Inc.	7,109	458,957
Coinbase Global, Inc. Class A (a) (b)	46,200	1,635,018
Cowen, Inc. Class A (b)	7,550	291,581
Diamond Hill Investment Group, Inc.	768	142,095
Donnelley Financial Solutions, Inc. (a)	6,975	269,584
Evercore, Inc. Class A	10,541	1,149,812
Federated Hermes, Inc.	23,186	841,884
Focus Financial Partners, Inc. Class A (a) (b)	16,182	603,103

See accompanying notes to financial statements.
170

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET SMALL/MID CAP EQUITY INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022

Security Description	Shares	Value
GCM Grosvenor, Inc. Class A (b)	10,200	$ 77,622
Hamilton Lane, Inc. Class A	10,104	645,443
Houlihan Lokey, Inc.	14,200	1,237,672
Interactive Brokers Group, Inc. Class A	26,175	1,893,761
Janus Henderson Group PLC	39,600	931,392
Jefferies Financial Group, Inc.	56,719	1,944,327
KKR & Co., Inc.	164,433	7,632,980
Lazard, Ltd. Class A	24,802	859,885
LPL Financial Holdings, Inc.	22,806	4,929,973
MarketWise, Inc. (a)	5,600	9,408
Moelis & Co. Class A	17,600	675,312
Morningstar, Inc.	7,197	1,558,798
Open Lending Corp. Class A (a)	28,600	193,050
Oppenheimer Holdings, Inc. Class A	1,900	80,427
Perella Weinberg Partners Class A (b)	11,000	107,800
Piper Sandler Cos.	4,771	621,136
PJT Partners, Inc. Class A	6,972	513,767
Robinhood Markets, Inc. Class A (a)	163,000	1,326,820
Sculptor Capital Management, Inc. (b)	6,485	56,160
SEI Investments Co.	29,006	1,691,050
Silvercrest Asset Management Group, Inc. Class A	2,400	45,048
StepStone Group, Inc. Class A	15,226	383,391
Stifel Financial Corp.	29,316	1,711,175
StoneX Group, Inc. (a)	5,103	486,316
Tradeweb Markets, Inc. Class A	30,892	2,005,818
Value Line, Inc.	200	10,176
Victory Capital Holdings, Inc. Class A	4,600	123,418
Virtu Financial, Inc. Class A	26,097	532,640
Virtus Investment Partners, Inc.	2,027	388,049
WisdomTree, Inc.	35,599	194,015
		62,667,278
CHEMICALS — 1.8%
AdvanSix, Inc.	7,700	292,754
American Vanguard Corp.	7,952	172,638
Amyris, Inc. (a) (b)	49,100	75,123
Ashland, Inc.	14,330	1,540,905
Aspen Aerogels, Inc. (a) (b)	7,500	88,425
Avient Corp.	26,346	889,441
Axalta Coating Systems, Ltd. (a)	64,300	1,637,721
Balchem Corp.	9,086	1,109,491
Cabot Corp.	15,898	1,062,622
Chase Corp.	1,896	163,549
Chemours Co.	42,243	1,293,481
Danimer Scientific, Inc. (a) (b)	24,500	43,855
Diversey Holdings, Ltd. (a) (b)	20,300	86,478
Ecovyst, Inc. (a)	19,750	174,985
Element Solutions, Inc.	66,200	1,204,178
FutureFuel Corp.	5,800	47,154
Security Description	Shares	Value
Ginkgo Bioworks Holdings, Inc. (a)	240,000	$ 405,600
Hawkins, Inc.	5,296	204,426
HB Fuller Co.	15,299	1,095,714
Huntsman Corp.	52,639	1,446,520
Ingevity Corp. (a)	10,338	728,209
Innospec, Inc.	6,795	698,934
Intrepid Potash, Inc. (a)	2,790	80,547
Koppers Holdings, Inc.	5,530	155,946
Kronos Worldwide, Inc.	5,800	54,520
Livent Corp. (a) (b)	44,842	891,011
LSB Industries, Inc. (a)	21,000	279,300
Mativ Holdings, Inc.	16,621	347,379
Minerals Technologies, Inc.	9,092	552,066
NewMarket Corp.	1,623	504,931
Olin Corp.	35,947	1,903,034
Origin Materials, Inc. (a) (b)	26,000	119,860
Orion Engineered Carbons SA	16,200	288,522
Perimeter Solutions SA (a)	32,800	299,792
PureCycle Technologies, Inc. (a) (b)	28,700	194,012
Quaker Chemical Corp. (b)	3,707	618,698
Rayonier Advanced Materials, Inc. (a)	15,900	152,640
RPM International, Inc.	35,964	3,504,692
Scotts Miracle-Gro Co. (b)	11,944	580,359
Sensient Technologies Corp.	11,419	832,673
Stepan Co.	5,878	625,772
Tredegar Corp.	7,207	73,656
Trinseo PLC	9,016	204,753
Tronox Holdings PLC Class A	31,469	431,440
Valhi, Inc. (b)	500	11,000
Valvoline, Inc.	50,341	1,643,634
Westlake Corp.	9,496	973,720
		29,786,160
COMMERCIAL SERVICES & SUPPLIES — 1.1%
ABM Industries, Inc.	18,500	821,770
ACCO Brands Corp.	28,442	158,991
ACV Auctions, Inc. Class A (a) (b)	31,000	254,510
Aris Water Solution, Inc. Class A (b)	5,400	77,814
Brady Corp. Class A	12,500	588,750
BrightView Holdings, Inc. (a)	12,700	87,503
Brink's Co.	12,514	672,127
Casella Waste Systems, Inc. Class A (a)	14,200	1,126,202
Cimpress PLC (a) (b)	4,333	119,634
Clean Harbors, Inc. (a)	14,553	1,660,788
CompX International, Inc.	300	5,544
CoreCivic, Inc. REIT (a)	30,925	357,493
Deluxe Corp.	11,476	194,862
Driven Brands Holdings, Inc. (a) (b)	17,500	477,925
Ennis, Inc.	6,697	148,406
Harsco Corp. (a)	22,625	142,311

See accompanying notes to financial statements.
171

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET SMALL/MID CAP EQUITY INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022

Security Description	Shares	Value
Healthcare Services Group, Inc.	19,965	$ 239,580
Heritage-Crystal Clean, Inc. (a)	3,934	127,776
HNI Corp.	12,389	352,219
IAA, Inc. (a)	38,033	1,521,320
Interface, Inc.	14,962	147,675
KAR Auction Services, Inc. (a)	32,292	421,411
Kimball International, Inc. Class B	10,165	66,073
Li-Cycle Holdings Corp. (a) (b)	36,900	175,644
Matthews International Corp. Class A	9,231	280,992
MillerKnoll, Inc.	22,434	471,338
Montrose Environmental Group, Inc. (a) (b)	7,400	328,486
MSA Safety, Inc.	10,473	1,510,102
NL Industries, Inc.	1,831	12,469
Pitney Bowes, Inc.	50,564	192,143
Quad/Graphics, Inc. (a)	8,200	33,456
SP Plus Corp. (a)	6,000	208,320
Steelcase, Inc. Class A	28,600	202,202
Stericycle, Inc. (a)	26,394	1,316,797
Tetra Tech, Inc.	14,895	2,162,605
UniFirst Corp.	4,205	811,523
Viad Corp. (a)	5,054	123,267
VSE Corp.	2,780	130,326
		17,730,354
COMMUNICATIONS EQUIPMENT — 0.6%
ADTRAN Holdings, Inc.	21,637	406,559
Aviat Networks, Inc. (a)	3,200	99,808
Calix, Inc. (a)	16,200	1,108,566
Cambium Networks Corp. (a)	2,900	62,843
Casa Systems, Inc. (a)	7,899	21,564
Ciena Corp. (a)	42,097	2,146,105
Clearfield, Inc. (a)	3,100	291,834
CommScope Holding Co., Inc. (a)	54,755	402,449
Comtech Telecommunications Corp.	6,298	76,458
Digi International, Inc. (a)	10,470	382,678
DZS, Inc. (a)	4,560	57,821
Extreme Networks, Inc. (a)	37,400	684,794
Harmonic, Inc. (a)	26,500	347,150
Infinera Corp. (a) (b)	59,500	401,030
Inseego Corp. (a) (b)	25,417	21,414
Lumentum Holdings, Inc. (a)	19,582	1,021,593
NETGEAR, Inc. (a)	6,889	124,760
NetScout Systems, Inc. (a)	18,907	614,666
Ondas Holdings, Inc. (a) (b)	8,200	13,038
Ribbon Communications, Inc. (a)	18,500	51,615
Ubiquiti, Inc. (b)	1,307	357,504
Viasat, Inc. (a)	21,111	668,163
Viavi Solutions, Inc. (a)	63,258	664,842
		10,027,254
Security Description	Shares	Value
CONSTRUCTION & ENGINEERING — 1.3%
AECOM	37,004	$ 3,142,750
Ameresco, Inc. Class A (a) (b)	9,000	514,260
API Group Corp. (a)	59,823	1,125,271
Arcosa, Inc.	13,286	721,961
Argan, Inc.	3,239	119,454
Comfort Systems USA, Inc.	10,125	1,165,185
Concrete Pumping Holdings, Inc. (a)	6,831	39,961
Construction Partners, Inc. Class A (a)	10,598	282,861
Dycom Industries, Inc. (a)	7,852	734,947
EMCOR Group, Inc.	12,953	1,918,469
Fluor Corp. (a)	40,009	1,386,712
Granite Construction, Inc.	12,379	434,132
Great Lakes Dredge & Dock Corp. (a)	15,850	94,307
IES Holdings, Inc. (a)	2,200	78,254
MasTec, Inc. (a)	16,953	1,446,599
MDU Resources Group, Inc.	57,137	1,733,537
MYR Group, Inc. (a)	4,848	446,355
Northwest Pipe Co. (a)	2,400	80,880
NV5 Global, Inc. (a)	3,744	495,406
Primoris Services Corp.	14,154	310,539
Sterling Infrastructure, Inc. (a)	7,800	255,840
Tutor Perini Corp. (a)	10,400	78,520
Valmont Industries, Inc.	5,974	1,975,423
WillScot Mobile Mini Holdings Corp. (a)	58,313	2,633,998
		21,215,621
CONSTRUCTION MATERIALS — 0.1%
Eagle Materials, Inc.	10,544	1,400,770
Summit Materials, Inc. Class A (a)	32,963	935,820
United States Lime & Minerals, Inc.	581	81,782
		2,418,372
CONSUMER FINANCE — 0.7%
Ally Financial, Inc.	84,912	2,076,098
Atlanticus Holdings Corp. (a)	1,000	26,200
Consumer Portfolio Services, Inc. (a)	2,200	19,470
Credit Acceptance Corp. (a) (b)	1,909	905,630
Curo Group Holdings Corp. (b)	4,730	16,791
Encore Capital Group, Inc. (a)	6,251	299,673
Enova International, Inc. (a)	8,200	314,634
EZCORP, Inc. Class A (a) (b)	13,700	111,655
FirstCash Holdings, Inc.	10,415	905,168
Green Dot Corp. Class A (a)	12,900	204,078
LendingClub Corp. (a)	26,806	235,893
LendingTree, Inc. (a)	2,636	56,226
Moneylion, Inc. (a)	28,600	17,732
Navient Corp.	30,104	495,211
Nelnet, Inc. Class A	4,342	394,036
NerdWallet, Inc. Class A (a)	6,500	62,400

See accompanying notes to financial statements.
172

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STATE STREET SMALL/MID CAP EQUITY INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022

Security Description	Shares	Value
OneMain Holdings, Inc.	33,644	$ 1,120,682
Oportun Financial Corp. (a)	7,651	42,157
OppFi, Inc. (a)	7,300	14,965
PRA Group, Inc. (a)	11,372	384,146
Prog Holdings, Inc. (a)	13,574	229,265
Regional Management Corp.	3,000	84,240
SLM Corp.	72,612	1,205,359
SoFi Technologies, Inc. (a)	235,700	1,086,577
Sunlight Financial Holdings, Inc. (a) (b)	6,700	8,643
Upstart Holdings, Inc. (a) (b)	19,303	255,186
World Acceptance Corp. (a)	1,028	67,786
		10,639,901
CONTAINERS & PACKAGING — 0.9%
AptarGroup, Inc.	18,475	2,031,881
Ardagh Group SA (a) (b)	3,500	42,088
Ardagh Metal Packaging SA	41,100	197,691
Berry Global Group, Inc.	35,887	2,168,651
Crown Holdings, Inc.	33,110	2,721,973
Cryptyde, Inc. (a)	8,330	1,597
Graphic Packaging Holding Co.	87,667	1,950,591
Greif, Inc. Class A	6,600	442,596
Greif, Inc. Class B (b)	1,542	120,631
Myers Industries, Inc.	9,995	222,189
O-I Glass, Inc. (a)	42,728	708,003
Pactiv Evergreen, Inc.	11,400	129,504
Ranpak Holdings Corp. (a)	12,400	71,548
Silgan Holdings, Inc.	23,968	1,242,501
Sonoco Products Co.	27,578	1,674,260
TriMas Corp.	11,206	310,854
		14,036,558
DISTRIBUTORS — 0.0% (d)
Funko, Inc. Class A (a) (b)	7,950	86,735
Weyco Group, Inc.	1,400	29,624
		116,359
DIVERSIFIED CONSUMER SERVICES — 0.8%
2U, Inc. (a)	19,327	121,180
ADT, Inc.	59,049	535,574
Adtalem Global Education, Inc. (a)	13,274	471,227
American Public Education, Inc. (a)	5,400	66,366
Beachbody Co. Inc. (a)	24,500	12,887
Bright Horizons Family Solutions, Inc. (a)	16,902	1,066,516
Carriage Services, Inc.	3,296	90,772
Chegg, Inc. (a)	34,657	875,782
Coursera, Inc. (a)	32,800	388,024
Duolingo, Inc. (a)	6,600	469,458
European Wax Center, Inc. Class A (b)	6,000	74,700
Frontdoor, Inc. (a)	24,611	511,909
Graham Holdings Co. Class B	1,003	606,023
Grand Canyon Education, Inc. (a)	8,578	906,352
Security Description	Shares	Value
H&R Block, Inc.	43,326	$ 1,581,832
Laureate Education, Inc. Class A	35,870	345,069
Mister Car Wash, Inc. (a) (b)	20,500	189,215
Nerdy, Inc. (a) (b)	17,300	38,925
OneSpaWorld Holdings, Ltd. (a)	18,100	168,873
Perdoceo Education Corp. (a)	21,212	294,847
Rover Group, Inc. (a) (b)	24,100	88,447
Service Corp. International	41,983	2,902,705
Strategic Education, Inc.	6,646	520,515
Stride, Inc. (a)	10,905	341,108
Udemy, Inc. (a)	18,900	199,395
Universal Technical Institute, Inc. (a)	8,000	53,760
Vivint Smart Home, Inc. (a) (b)	25,813	307,175
WW International, Inc. (a)	12,900	49,794
		13,278,430
DIVERSIFIED FINANCIAL SERVICES — 1.0%
Alerus Financial Corp.	3,876	90,505
A-Mark Precious Metals, Inc.	5,000	173,650
Apollo Global Management, Inc.	139,205	8,879,887
Banco Latinoamericano de Comercio Exterior SA Class E	6,700	108,540
Cannae Holdings, Inc. (a)	20,500	423,325
Compass Diversified Holdings (b)	16,400	298,972
Corebridge Financial, Inc.	24,400	489,464
Equitable Holdings, Inc.	106,446	3,055,000
Jackson Financial, Inc. Class A	20,900	727,111
SWK Holdings Corp. (a)	1,400	24,696
Voya Financial, Inc.	27,862	1,713,234
		15,984,384
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.4%
Anterix, Inc. (a)	4,807	154,641
ATN International, Inc.	2,757	124,920
Bandwidth, Inc. Class A (a)	6,602	151,516
Charge Enterprises, Inc. (a)	35,800	44,392
Cogent Communications Holdings, Inc.	12,496	713,272
Consolidated Communications Holdings, Inc. (a)	17,649	63,183
EchoStar Corp. Class A (a)	8,541	142,464
Frontier Communications Parent, Inc. (a)	70,800	1,803,984
Globalstar, Inc. (a) (b)	182,000	242,060
IDT Corp. Class B (a)	4,700	132,399
Iridium Communications, Inc. (a)	35,175	1,807,995
Liberty Latin America, Ltd. Class A (a) (b)	5,488	41,324
Liberty Latin America, Ltd. Class C (a)	49,700	377,720
Ooma, Inc. (a)	5,500	74,910

See accompanying notes to financial statements.
173

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STATE STREET SMALL/MID CAP EQUITY INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022

Security Description	Shares	Value
Radius Global Infrastructure, Inc. Class A (a)	21,000	$ 248,220
		6,123,000
ELECTRIC UTILITIES — 0.7%
ALLETE, Inc.	16,162	1,042,611
Avangrid, Inc. (b)	19,809	851,391
Hawaiian Electric Industries, Inc.	31,283	1,309,193
IDACORP, Inc.	14,238	1,535,568
MGE Energy, Inc.	10,062	708,365
OGE Energy Corp.	55,838	2,208,393
Otter Tail Corp.	11,376	667,885
PNM Resources, Inc.	23,254	1,134,563
Portland General Electric Co. (b)	24,858	1,218,042
Via Renewables, Inc. (b)	2,896	14,798
		10,690,809
ELECTRICAL EQUIPMENT — 1.5%
Acuity Brands, Inc.	9,182	1,520,631
Allied Motion Technologies, Inc.	3,343	116,370
Array Technologies, Inc. (a)	43,300	836,989
Atkore, Inc. (a)	11,700	1,327,014
AZZ, Inc.	7,893	317,299
Babcock & Wilcox Enterprises, Inc. (a) (b)	15,000	86,550
Blink Charging Co. (a) (b)	9,200	100,924
Bloom Energy Corp. Class A (a)	49,776	951,717
ChargePoint Holdings, Inc. (a) (b)	70,600	672,818
Encore Wire Corp.	5,034	692,477
Energy Vault Holdings, Inc. (a) (b)	21,100	65,832
EnerSys	11,341	837,419
Enovix Corp. (a) (b)	32,300	401,812
ESS Tech, Inc. (a) (b)	25,600	62,208
Fluence Energy, Inc. (a) (b)	10,400	178,360
FTC Solar, Inc. (a) (b)	9,900	26,532
FuelCell Energy, Inc. (a) (b)	115,677	321,582
GrafTech International, Ltd.	51,850	246,806
Heliogen, Inc. (a)	23,800	16,617
Hubbell, Inc.	15,147	3,554,698
NuScale Power Corp. (a)	11,800	121,068
nVent Electric PLC	47,300	1,819,631
Plug Power, Inc. (a) (b)	150,688	1,864,011
Powell Industries, Inc.	2,900	102,022
Preformed Line Products Co.	600	49,974
Regal Rexnord Corp.	18,945	2,273,021
Sensata Technologies Holding PLC	43,047	1,738,238
Shoals Technologies Group, Inc. Class A (a)	39,300	969,531
Stem, Inc. (a) (b)	40,200	359,388
Sunrun, Inc. (a)	59,589	1,431,328
Thermon Group Holdings, Inc. (a)	9,480	190,358
TPI Composites, Inc. (a)	9,000	91,260
Security Description	Shares	Value
Vertiv Holdings Co. (b)	88,800	$ 1,213,008
Vicor Corp. (a)	5,776	310,460
		24,867,953
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 1.8%
908 Devices, Inc. (a)	5,700	43,434
Advanced Energy Industries, Inc.	10,854	931,056
Aeva Technologies, Inc. (a)	23,500	31,960
AEye, Inc. (a) (b)	27,100	13,024
Akoustis Technologies, Inc. (a) (b)	15,100	42,582
Arlo Technologies, Inc. (a)	21,117	74,121
Arrow Electronics, Inc. (a)	17,194	1,797,977
Avnet, Inc.	25,397	1,056,007
Badger Meter, Inc.	8,076	880,526
Belden, Inc.	11,563	831,380
Benchmark Electronics, Inc.	10,031	267,727
Cepton, Inc. (a)	12,500	15,875
Cognex Corp.	49,671	2,340,001
Coherent Corp. (a)	34,714	1,218,461
CTS Corp.	8,487	334,557
ePlus, Inc. (a)	7,036	311,554
Evolv Technologies Holdings, Inc. (a)	20,500	53,095
Fabrinet (a)	10,500	1,346,310
FARO Technologies, Inc. (a)	6,088	179,048
Focus Universal, Inc. (a)	4,400	28,204
Identiv, Inc. (a)	5,900	42,716
Insight Enterprises, Inc. (a)	8,978	900,224
IPG Photonics Corp. (a)	9,400	889,898
Itron, Inc. (a)	12,499	633,074
Jabil, Inc.	37,067	2,527,969
Kimball Electronics, Inc. (a)	6,544	147,829
Knowles Corp. (a)	27,468	451,024
Lightwave Logic, Inc. (a) (b)	30,000	129,300
Littelfuse, Inc.	6,899	1,519,160
Methode Electronics, Inc.	9,980	442,813
MicroVision, Inc. (a) (b)	42,200	99,170
Mirion Technologies, Inc. (a) (b)	35,600	235,316
Napco Security Technologies, Inc. (a)	7,956	218,631
National Instruments Corp.	37,382	1,379,396
nLight, Inc. (a)	11,188	113,446
Novanta, Inc. (a)	9,726	1,321,472
OSI Systems, Inc. (a)	4,339	345,037
Ouster, Inc. (a) (b)	31,200	26,926
PAR Technology Corp. (a) (b)	7,200	187,704
PC Connection, Inc.	2,960	138,824
Plexus Corp. (a)	7,600	782,268
Rogers Corp. (a)	5,095	608,037
Sanmina Corp. (a)	16,275	932,395
ScanSource, Inc. (a)	6,709	196,037
SmartRent, Inc. (a)	29,400	71,442
TD SYNNEX Corp.	12,184	1,153,947
TTM Technologies, Inc. (a)	28,600	431,288

See accompanying notes to financial statements.
174

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STATE STREET SMALL/MID CAP EQUITY INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022

Security Description	Shares	Value
Velodyne Lidar, Inc. (a) (b)	44,800	$ 33,094
Vishay Intertechnology, Inc.	36,345	783,962
Vishay Precision Group, Inc. (a)	3,100	119,815
Vontier Corp.	43,700	844,721
		29,503,834
ENERGY EQUIPMENT & SERVICES — 1.0%
Archrock, Inc.	42,242	379,333
Borr Drilling, Ltd. (a)	62,100	308,637
Bristow Group, Inc. (a)	6,933	188,092
Cactus, Inc. Class A	16,243	816,373
ChampionX Corp.	55,900	1,620,541
Diamond Offshore Drilling, Inc. (a)	26,800	278,720
DMC Global, Inc. (a)	4,500	87,480
Dril-Quip, Inc. (a)	8,575	232,983
Expro Group Holdings NV (a) (b)	22,883	414,869
Helix Energy Solutions Group, Inc. (a)	41,209	304,122
Helmerich & Payne, Inc.	29,200	1,447,444
Liberty Energy, Inc. Class A	39,400	630,794
Nabors Industries, Ltd. (a)	2,527	391,357
National Energy Services Reunited Corp. (a) (b)	8,800	61,072
Newpark Resources, Inc. (a)	28,900	119,935
NexTier Oilfield Solutions, Inc. (a)	51,998	480,462
Noble Corp. PLC (a) (b)	23,600	889,956
Nov, Inc.	111,100	2,320,879
Oceaneering International, Inc. (a)	29,181	510,376
Oil States International, Inc. (a)	15,966	119,106
Patterson-UTI Energy, Inc.	61,760	1,040,038
ProFrac Holding Corp. Class A (a) (b)	5,900	148,680
ProPetro Holding Corp. (a)	25,999	269,610
RPC, Inc.	24,210	215,227
Select Energy Services, Inc. Class A	23,092	213,370
Solaris Oilfield Infrastructure, Inc. Class A	11,200	111,216
TETRA Technologies, Inc. (a)	30,000	103,800
Tidewater, Inc. (a)	13,125	483,656
US Silica Holdings, Inc. (a)	22,788	284,850
Valaris, Ltd. (a)	17,200	1,163,064
Weatherford International PLC (a)	19,600	998,032
		16,634,074
ENTERTAINMENT — 1.0%
AMC Entertainment Holdings, Inc. Class A (a) (b)	143,511	584,090
Cinemark Holdings, Inc. (a) (b)	28,938	250,603
IMAX Corp. (a)	14,333	210,122
Liberty Media Corp.-Liberty Braves Class A (a) (b)	3,138	102,519
Security Description	Shares	Value
Liberty Media Corp.-Liberty Braves Class C (a)	10,975	$ 353,724
Liberty Media Corp.-Liberty Formula One Class A (a)	7,001	374,064
Liberty Media Corp.-Liberty Formula One Class C (a)	57,086	3,412,601
Lions Gate Entertainment Corp. Class A (a)	17,124	97,778
Lions Gate Entertainment Corp. Class B (a)	32,089	174,243
Madison Square Garden Entertainment Corp. (a)	8,126	365,426
Madison Square Garden Sports Corp.	5,573	1,021,698
Marcus Corp. (b)	6,137	88,311
Playstudios, Inc. (a)	21,300	82,644
Playtika Holding Corp. (a)	26,682	227,064
Reservoir Media, Inc. (a)	6,200	37,014
ROBLOX Corp. Class A (a) (b)	128,700	3,662,802
Roku, Inc. (a)	34,323	1,396,946
Skillz, Inc. (a)	98,600	49,941
Spotify Technology SA (a)	40,556	3,201,896
World Wrestling Entertainment, Inc. Class A	12,342	845,674
		16,539,160
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITs) — 6.0%
Acadia Realty Trust REIT	26,747	383,819
Agree Realty Corp. REIT	24,456	1,734,664
Alexander & Baldwin, Inc. REIT	19,238	360,328
Alexander's, Inc. REIT	602	132,476
American Assets Trust, Inc. REIT	12,917	342,300
American Homes 4 Rent Class A REIT	88,316	2,661,844
Americold Realty Trust, Inc. REIT	77,366	2,190,231
Apartment Income REIT Corp.	43,000	1,475,330
Apartment Investment & Management Co. Class A REIT	40,200	286,224
Apple Hospitality REIT, Inc.	59,800	943,644
Armada Hoffler Properties, Inc. REIT	23,600	271,400
Ashford Hospitality Trust, Inc. REIT (a) (b)	8,710	38,934
Bluerock Homes Trust, Inc. (b)	1,250	26,637
Braemar Hotels & Resorts, Inc. REIT (b)	16,400	67,404
Brandywine Realty Trust REIT	52,600	323,490
Brixmor Property Group, Inc. REIT	84,748	1,921,237
Broadstone Net Lease, Inc. REIT	50,419	817,292
BRT Apartments Corp. REIT	3,000	58,920
CareTrust REIT, Inc.	26,628	494,748
CBL & Associates Properties, Inc. REIT	7,500	173,100

See accompanying notes to financial statements.
175

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STATE STREET SMALL/MID CAP EQUITY INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022

Security Description	Shares	Value
Centerspace REIT	4,465	$ 261,962
Chatham Lodging Trust REIT	14,560	178,651
City Office REIT, Inc.	11,300	94,694
Clipper Realty, Inc. REIT	2,693	17,235
Community Healthcare Trust, Inc. REIT	6,747	241,543
Corporate Office Properties Trust REIT	30,900	801,546
Cousins Properties, Inc. REIT	41,929	1,060,384
CTO Realty Growth, Inc. REIT	4,535	82,900
CubeSmart REIT	63,388	2,551,367
DiamondRock Hospitality Co. REIT	58,300	477,477
Diversified Healthcare Trust REIT	64,577	41,768
Douglas Emmett, Inc. REIT	48,237	756,356
Easterly Government Properties, Inc. REIT	27,000	385,290
EastGroup Properties, Inc. REIT	11,658	1,726,083
Elme Communities REIT	25,302	450,376
Empire State Realty Trust, Inc. Class A REIT (b)	36,724	247,520
EPR Properties REIT	20,649	778,880
Equity Commonwealth REIT	28,581	713,668
Equity LifeStyle Properties, Inc. REIT	50,672	3,273,411
Essential Properties Realty Trust, Inc. REIT	40,013	939,105
Farmland Partners, Inc. REIT (b)	12,500	155,750
First Industrial Realty Trust, Inc. REIT	37,115	1,791,170
Four Corners Property Trust, Inc. REIT	23,309	604,402
Franklin Street Properties Corp. REIT	23,483	64,109
Gaming and Leisure Properties, Inc. REIT	68,964	3,592,335
GEO Group, Inc. REIT (a) (b)	31,780	347,991
Getty Realty Corp. REIT	12,674	429,015
Gladstone Commercial Corp. REIT	10,430	192,955
Gladstone Land Corp. REIT (b)	8,900	163,315
Global Medical REIT, Inc.	19,400	183,912
Global Net Lease, Inc. REIT	27,282	342,935
Healthcare Realty Trust, Inc. REIT	107,599	2,073,433
Hersha Hospitality Trust Class A REIT	7,976	67,956
Highwoods Properties, Inc. REIT	30,770	860,945
Hudson Pacific Properties, Inc. REIT	40,337	392,479
Independence Realty Trust, Inc. REIT	64,473	1,087,015
Indus Realty Trust, Inc. REIT (b)	1,462	92,822
Industrial Logistics Properties Trust REIT	15,228	49,796
Security Description	Shares	Value
Innovative Industrial Properties, Inc. REIT (b)	8,133	$ 824,280
InvenTrust Properties Corp. REIT	19,200	454,464
iStar, Inc. REIT	22,575	172,247
JBG SMITH Properties REIT	29,722	564,124
Kilroy Realty Corp. REIT	33,563	1,297,881
Kite Realty Group Trust REIT	62,252	1,310,405
Lamar Advertising Co. Class A REIT	24,455	2,308,552
Life Storage, Inc. REIT	23,857	2,349,914
LTC Properties, Inc. REIT	11,324	402,342
LXP Industrial Trust REIT	75,200	753,504
Macerich Co. REIT	58,758	661,615
Medical Properties Trust, Inc. REIT (b)	169,161	1,884,454
National Health Investors, Inc. REIT	11,345	592,436
National Retail Properties, Inc. REIT	49,563	2,268,003
National Storage Affiliates Trust REIT	23,710	856,405
Necessity Retail REIT, Inc.	38,944	230,938
NETSTREIT Corp. (b)	16,000	293,280
NexPoint Residential Trust, Inc. REIT	6,148	267,561
Office Properties Income Trust REIT	12,027	160,560
Omega Healthcare Investors, Inc. REIT	66,507	1,858,871
One Liberty Properties, Inc. REIT	3,938	87,502
Orion Office REIT, Inc.	14,000	119,560
Outfront Media, Inc. REIT	40,967	679,233
Paramount Group, Inc. REIT	50,953	302,661
Park Hotels & Resorts, Inc. REIT	62,634	738,455
Pebblebrook Hotel Trust REIT (b)	38,457	514,939
Phillips Edison & Co., Inc. REIT	32,400	1,031,616
Physicians Realty Trust REIT	61,531	890,354
Piedmont Office Realty Trust, Inc. Class A REIT	37,805	346,672
Plymouth Industrial REIT, Inc.	9,800	187,964
Postal Realty Trust, Inc. Class A REIT (b)	5,600	81,368
PotlatchDeltic Corp. REIT	22,356	983,440
Rayonier, Inc. REIT	41,827	1,378,618
Retail Opportunity Investments Corp. REIT	34,100	512,523
Rexford Industrial Realty, Inc. REIT	52,243	2,854,557
RLJ Lodging Trust REIT	45,255	479,250
RPT Realty REIT	26,600	267,064
Ryman Hospitality Properties, Inc. REIT	15,427	1,261,620
Sabra Health Care REIT, Inc.	65,855	818,578
Safehold, Inc. REIT (b)	8,776	251,169

See accompanying notes to financial statements.
176

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STATE STREET SMALL/MID CAP EQUITY INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022

Security Description	Shares	Value
Saul Centers, Inc. REIT	2,900	$ 117,972
Service Properties Trust REIT	50,374	367,226
SITE Centers Corp. REIT	53,801	734,922
SL Green Realty Corp. REIT (b)	18,333	618,189
Spirit Realty Capital, Inc. REIT	39,648	1,583,145
STAG Industrial, Inc. REIT	51,350	1,659,118
STORE Capital Corp. REIT	69,523	2,228,907
Summit Hotel Properties, Inc. REIT	31,200	225,264
Sun Communities, Inc. REIT	34,921	4,993,703
Sunstone Hotel Investors, Inc. REIT	58,919	569,158
Tanger Factory Outlet Centers, Inc. REIT	30,087	539,761
Terreno Realty Corp. REIT	20,624	1,172,887
UMH Properties, Inc. REIT	13,900	223,790
Uniti Group, Inc. REIT	72,470	400,759
Universal Health Realty Income Trust REIT	3,888	185,574
Urban Edge Properties REIT	31,500	443,835
Urstadt Biddle Properties, Inc. Class A REIT (b)	7,640	144,778
Veris Residential, Inc. REIT (a)	22,947	365,546
Whitestone REIT	11,300	108,932
WP Carey, Inc. REIT	58,567	4,577,011
Xenia Hotels & Resorts, Inc. REIT	32,200	424,396
		97,260,425
FOOD & STAPLES RETAILING — 0.9%
Albertsons Cos., Inc. Class A	47,400	983,076
Andersons, Inc.	8,585	300,389
BJ's Wholesale Club Holdings, Inc. (a)	37,700	2,494,232
Casey's General Stores, Inc.	10,375	2,327,631
Chefs' Warehouse, Inc. (a)	10,400	346,112
Grocery Outlet Holding Corp. (a)	25,645	748,578
HF Foods Group, Inc. (a) (b)	10,300	41,818
Ingles Markets, Inc. Class A	4,056	391,242
Natural Grocers by Vitamin Cottage, Inc.	3,000	27,420
Performance Food Group Co. (a)	42,894	2,504,581
PriceSmart, Inc.	7,291	443,147
Rite Aid Corp. (a) (b)	13,266	44,308
SpartanNash Co.	9,309	281,504
Sprouts Farmers Market, Inc. (a)	29,875	967,054
United Natural Foods, Inc. (a)	15,899	615,450
US Foods Holding Corp. (a)	58,154	1,978,399
Village Super Market, Inc. Class A	4,169	97,096
Weis Markets, Inc. (b)	4,615	379,768
		14,971,805
FOOD PRODUCTS — 1.3%
Alico, Inc. (b)	1,600	38,192
Security Description	Shares	Value
AppHarvest, Inc. (a) (b)	17,500	$ 9,930
B&G Foods, Inc.	18,700	208,505
Benson Hill, Inc. (a) (b)	45,200	115,260
Beyond Meat, Inc. (a) (b)	16,762	206,340
BRC, Inc. Class A (a) (b)	7,400	45,214
Bunge, Ltd.	39,721	3,962,964
Calavo Growers, Inc.	4,381	128,801
Cal-Maine Foods, Inc.	11,062	602,326
Darling Ingredients, Inc. (a)	45,405	2,841,899
Flowers Foods, Inc.	53,731	1,544,229
Fresh Del Monte Produce, Inc.	8,047	210,751
Freshpet, Inc. (a) (b)	12,742	672,395
Hain Celestial Group, Inc. (a)	25,501	412,606
Hostess Brands, Inc. (a)	36,700	823,548
Ingredion, Inc.	18,457	1,807,494
J & J Snack Foods Corp.	4,191	627,435
John B Sanfilippo & Son, Inc.	2,470	200,860
Lancaster Colony Corp.	5,366	1,058,712
Lifecore Biomedical, Inc. (a)	6,400	41,472
Local Bounti Corp. (a) (b)	20,600	28,634
Mission Produce, Inc. (a)	11,100	128,982
Pilgrim's Pride Corp. (a)	12,421	294,750
Post Holdings, Inc. (a)	15,513	1,400,203
Seaboard Corp.	69	260,490
Seneca Foods Corp. Class A (a)	1,449	88,317
Simply Good Foods Co. (a)	25,400	965,962
Sovos Brands, Inc. (a) (b)	11,100	159,507
SunOpta, Inc. (a) (b)	25,600	216,064
Tattooed Chef, Inc. (a) (b)	11,500	14,145
Tootsie Roll Industries, Inc.	4,283	182,327
TreeHouse Foods, Inc. (a)	13,981	690,382
Utz Brands, Inc. (b)	17,700	280,722
Vital Farms, Inc. (a)	7,600	113,392
Whole Earth Brands, Inc. (a) (b)	11,000	44,770
		20,427,580
GAS UTILITIES — 0.7%
Brookfield Infrastructure Corp. Class A (b)	27,272	1,060,881
Chesapeake Utilities Corp.	5,021	593,382
National Fuel Gas Co.	24,870	1,574,271
New Jersey Resources Corp.	26,844	1,331,999
Northwest Natural Holding Co.	9,682	460,766
ONE Gas, Inc.	15,121	1,144,962
South Jersey Industries, Inc.	33,862	1,203,117
Southwest Gas Holdings, Inc.	18,839	1,165,757
Spire, Inc.	14,339	987,384
UGI Corp.	58,735	2,177,307
		11,699,826
HEALTH CARE EQUIPMENT & SUPPLIES — 2.6%
Alphatec Holdings, Inc. (a) (b)	20,200	249,470
AngioDynamics, Inc. (a)	9,297	128,020
Artivion, Inc. (a)	9,992	121,103
AtriCure, Inc. (a)	13,900	616,882
Atrion Corp.	368	205,878
Avanos Medical, Inc. (a)	13,300	359,898

See accompanying notes to financial statements.
177

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STATE STREET SMALL/MID CAP EQUITY INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022

Security Description	Shares	Value
AxoGen, Inc. (a)	10,300	$ 102,794
Axonics, Inc. (a)	13,563	848,094
BioLife Solutions, Inc. (a)	9,220	167,804
Bioventus, Inc. Class A (a) (b)	7,299	19,050
Butterfly Network, Inc. (a) (b)	39,200	96,432
Cardiovascular Systems, Inc. (a)	12,050	164,121
Cerus Corp. (a) (b)	54,809	200,053
CONMED Corp.	8,200	726,848
CryoPort, Inc. (a) (b)	11,600	201,260
Cue Health, Inc. (a)	29,000	60,030
Cutera, Inc. (a) (b)	4,500	198,990
Embecta Corp. (b)	16,000	404,640
Enovis Corp. (a)	15,275	817,518
Envista Holdings Corp. (a)	46,668	1,571,312
Figs, Inc. Class A (a)	33,200	223,436
Glaukos Corp. (a)	12,316	537,963
Globus Medical, Inc. Class A (a)	21,932	1,628,890
Haemonetics Corp. (a)	14,293	1,124,144
Heska Corp. (a)	2,596	161,367
ICU Medical, Inc. (a)	5,680	894,486
Inari Medical, Inc. (a) (b)	13,039	828,759
Inogen, Inc. (a)	5,692	112,189
Insulet Corp. (a)	19,777	5,822,151
Integer Holdings Corp. (a)	9,183	628,668
Integra LifeSciences Holdings Corp. (a)	20,093	1,126,614
iRadimed Corp.	1,900	53,751
iRhythm Technologies, Inc. (a)	8,626	807,997
Lantheus Holdings, Inc. (a)	18,561	945,869
LeMaitre Vascular, Inc.	5,251	241,651
LivaNova PLC (a)	15,350	852,539
Masimo Corp. (a)	13,609	2,013,451
Meridian Bioscience, Inc. (a)	12,271	407,520
Merit Medical Systems, Inc. (a)	16,100	1,136,982
Mesa Laboratories, Inc. (b)	1,498	248,983
Nano-X Imaging, Ltd. (a) (b)	13,000	95,940
Neogen Corp. (a)	62,542	952,515
Nevro Corp. (a) (b)	9,309	368,636
Novocure, Ltd. (a) (b)	29,955	2,197,199
NuVasive, Inc. (a)	14,380	593,031
Omnicell, Inc. (a)	12,266	618,452
OraSure Technologies, Inc. (a)	17,400	83,868
Orthofix Medical, Inc. (a)	4,660	95,670
OrthoPediatrics Corp. (a)	3,768	149,703
Outset Medical, Inc. (a) (b)	13,100	338,242
Owlet, Inc. (a)	25,900	14,481
Paragon 28, Inc. (a) (b)	12,500	238,875
Penumbra, Inc. (a)	10,216	2,272,651
PROCEPT BioRobotics Corp. (a)	6,800	282,472
Pulmonx Corp. (a) (b)	8,400	70,812
QuidelOrtho Corp. (a)	13,925	1,192,955
RxSight, Inc. (a)	5,100	64,617
SeaSpine Holdings Corp. (a)	8,900	74,315
Security Description	Shares	Value
Senseonics Holdings, Inc. (a) (b)	117,400	$ 120,922
Shockwave Medical, Inc. (a)	9,970	2,049,932
SI-BONE, Inc. (a)	8,460	115,056
Sight Sciences, Inc. (a) (b)	6,000	73,260
Silk Road Medical, Inc. (a)	10,569	558,572
STAAR Surgical Co. (a)	13,169	639,223
Surmodics, Inc. (a)	4,581	156,304
Tactile Systems Technology, Inc. (a) (b)	4,500	51,660
Tandem Diabetes Care, Inc. (a)	17,892	804,245
Tenon Medical, Inc. (a)	7,300	11,534
TransMedics Group, Inc. (a)	8,200	506,104
Treace Medical Concepts, Inc. (a) (b)	9,100	209,209
UFP Technologies, Inc. (a)	1,800	212,202
Utah Medical Products, Inc.	936	94,096
Varex Imaging Corp. (a) (b)	10,308	209,252
Vicarious Surgical, Inc. (a) (b)	13,000	26,260
ViewRay, Inc. (a)	40,506	181,467
Zimvie, Inc. (a)	4,900	45,766
Zynex, Inc. (b)	5,370	74,697
		42,901,802
HEALTH CARE PROVIDERS & SERVICES — 1.8%
1Life Healthcare, Inc. (a)	49,400	825,474
23andMe Holding Co. Class A (a)	71,400	154,224
Acadia Healthcare Co., Inc. (a)	25,382	2,089,446
Accolade, Inc. (a) (b)	18,400	143,336
AdaptHealth Corp. (a) (b)	21,700	417,074
Addus HomeCare Corp. (a)	4,616	459,246
Agiliti, Inc. (a) (b)	8,100	132,111
agilon health, Inc. (a) (b)	53,400	861,876
AirSculpt Technologies, Inc. (b)	2,700	9,990
Alignment Healthcare, Inc. (a)	27,900	328,104
Amedisys, Inc. (a)	9,406	785,777
AMN Healthcare Services, Inc. (a)	12,348	1,269,621
Apollo Medical Holdings, Inc. (a) (b)	10,373	306,937
ATI Physical Therapy, Inc. (a) (b)	16,800	5,124
Aveanna Healthcare Holdings, Inc. (a) (b)	26,800	20,904
Brookdale Senior Living, Inc. (a)	47,141	128,695
Cano Health, Inc. (a) (b)	40,800	55,896
CareMax, Inc. (a) (b)	15,800	57,670
Castle Biosciences, Inc. (a)	6,100	143,594
Chemed Corp.	4,165	2,125,941
Clover Health Investments Corp. (a) (b)	110,400	102,617
Community Health Systems, Inc. (a)	35,567	153,649
CorVel Corp. (a)	2,500	363,325
Cross Country Healthcare, Inc. (a)	9,758	259,270

See accompanying notes to financial statements.
178

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STATE STREET SMALL/MID CAP EQUITY INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022

Security Description	Shares	Value
DocGo, Inc. (a)	20,200	$ 142,814
Encompass Health Corp.	28,103	1,680,840
Enhabit, Inc. (a)	14,151	186,227
Ensign Group, Inc.	15,370	1,454,156
Fulgent Genetics, Inc. (a) (b)	5,771	171,860
Guardant Health, Inc. (a)	27,151	738,507
HealthEquity, Inc. (a)	23,263	1,433,931
Hims & Hers Health, Inc. (a)	33,000	211,530
Innovage Holding Corp. (a) (b)	4,600	33,028
Invitae Corp. (a) (b)	72,400	134,664
Joint Corp. (a)	3,350	46,833
LHC Group, Inc. (a)	8,284	1,339,440
LifeStance Health Group, Inc. (a) (b)	18,000	88,920
ModivCare, Inc. (a)	3,354	300,954
National HealthCare Corp.	3,241	192,840
National Research Corp. (b)	3,800	141,740
Oak Street Health, Inc. (a) (b)	32,709	703,571
OmniAb, Inc.	3,212	—
Oncology Institute, Inc. (a) (b)	8,600	14,190
OPKO Health, Inc. (a) (b)	115,318	144,148
Option Care Health, Inc. (a)	44,007	1,324,171
Owens & Minor, Inc.	19,619	383,159
P3 Health Partners, Inc. (a) (b)	10,400	19,136
Patterson Cos., Inc.	24,000	672,720
Pediatrix Medical Group, Inc. (a)	21,974	326,534
Pennant Group, Inc. (a)	6,317	69,361
PetIQ, Inc. (a)	6,526	60,170
Premier, Inc. Class A	33,845	1,183,898
Privia Health Group, Inc. (a)	14,100	320,211
Progyny, Inc. (a)	20,600	641,690
R1 RCM, Inc. (a) (b)	41,487	454,283
RadNet, Inc. (a)	13,876	261,285
Select Medical Holdings Corp.	29,134	723,397
Sema4 Holdings Corp. (a) (b)	46,900	12,372
Signify Health, Inc. Class A (a)	22,600	647,716
Surgery Partners, Inc. (a) (b)	14,095	392,687
Tenet Healthcare Corp. (a)	29,522	1,440,378
US Physical Therapy, Inc.	3,422	277,285
		29,570,547
HEALTH CARE TECHNOLOGY — 0.9%
Allscripts Healthcare Solutions, Inc. (a)	30,912	545,288
American Well Corp. Class A (a) (b)	63,600	179,988
Babylon Holdings, Ltd. Class A (a) (b)	4,436	29,943
Certara, Inc. (a)	34,600	556,022
Computer Programs & Systems, Inc. (a)	3,904	106,267
Definitive Healthcare Corp. (a) (b)	9,700	106,603
Doximity, Inc. Class A (a) (b)	31,400	1,053,784
Evolent Health, Inc. Class A (a)	23,765	667,321
Health Catalyst, Inc. (a)	15,100	160,513
HealthStream, Inc. (a)	6,399	158,951
Security Description	Shares	Value
Inspire Medical Systems, Inc. (a)	8,009	$ 2,017,307
Multiplan Corp. (a) (b)	98,900	113,735
NextGen Healthcare, Inc. (a)	17,300	324,894
Nutex Health, Inc. (a)	72,800	138,320
OptimizeRx Corp. (a)	4,396	73,853
Pear Therapeutics, Inc. (a)	20,300	23,954
Phreesia, Inc. (a)	13,700	443,332
Schrodinger, Inc. (a)	14,308	267,417
Sharecare, Inc. (a) (b)	84,800	135,680
Simulations Plus, Inc.	5,097	186,397
Teladoc Health, Inc. (a) (b)	45,504	1,076,170
Veeva Systems, Inc. Class A (a)	40,067	6,466,012
		14,831,751
HOTELS, RESTAURANTS & LEISURE — 2.8%
Accel Entertainment, Inc. (a)	15,200	117,040
Airbnb, Inc. Class A (a)	107,900	9,225,450
Aramark	66,440	2,746,630
Bally's Corp. (a)	10,165	196,998
Biglari Holdings, Inc. Class B (a)	230	31,924
BJ's Restaurants, Inc. (a)	7,606	200,646
Bloomin' Brands, Inc.	24,293	488,775
Bowlero Corp. (a)	11,200	150,976
Boyd Gaming Corp.	21,298	1,161,380
Brinker International, Inc. (a)	13,030	415,787
Century Casinos, Inc. (a)	9,361	65,808
Cheesecake Factory, Inc. (b)	14,455	458,368
Choice Hotels International, Inc.	8,956	1,008,804
Churchill Downs, Inc.	10,108	2,137,134
Chuy's Holdings, Inc. (a)	4,753	134,510
Cracker Barrel Old Country Store, Inc. (b)	6,208	588,146
Dave & Buster's Entertainment, Inc. (a)	12,016	425,847
Denny's Corp. (a)	14,141	130,239
Dine Brands Global, Inc. (b)	3,830	247,418
DraftKings, Inc. Class A (a) (b)	99,723	1,135,845
El Pollo Loco Holdings, Inc.	6,500	64,740
Everi Holdings, Inc. (a)	25,995	373,028
F45 Training Holdings, Inc. (a) (b)	8,500	24,225
First Watch Restaurant Group, Inc. (a) (b)	4,800	64,944
Full House Resorts, Inc. (a)	8,500	63,920
Golden Entertainment, Inc. (a)	5,225	195,415
Hilton Grand Vacations, Inc. (a)	23,971	923,842
Hyatt Hotels Corp. Class A (a)	13,559	1,226,412
Inspirato, Inc. (a)	5,700	6,783
Inspired Entertainment, Inc. (a)	5,200	65,884
International Game Technology PLC (b)	27,335	619,958
Jack in the Box, Inc.	6,297	429,644
Krispy Kreme, Inc. (b)	19,200	198,144
Kura Sushi USA, Inc. Class A (a)	1,200	57,216

See accompanying notes to financial statements.
179

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET SMALL/MID CAP EQUITY INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022

Security Description	Shares	Value
Life Time Group Holdings, Inc. (a) (b)	10,400	$ 124,384
Light & Wonder, Inc. Class A (a)	26,764	1,568,370
Lindblad Expeditions Holdings, Inc. (a) (b)	8,089	62,285
Marriott Vacations Worldwide Corp.	10,540	1,418,579
Monarch Casino & Resort, Inc. (a)	3,500	269,115
NEOGAMES SA (a) (b)	3,300	40,227
Noodles & Co. (a)	12,300	67,527
ONE Group Hospitality, Inc. (a)	5,300	33,390
Papa John's International, Inc.	8,888	731,571
Penn Entertainment, Inc. (a) (b)	43,400	1,288,980
Planet Fitness, Inc. Class A (a)	24,143	1,902,468
Portillo's, Inc. Class A (a)	8,100	132,192
RCI Hospitality Holdings, Inc.	2,300	214,337
Red Rock Resorts, Inc. Class A	14,986	599,590
Rush Street Interactive, Inc. (a) (b)	15,300	54,927
Ruth's Hospitality Group, Inc.	8,100	125,388
SeaWorld Entertainment, Inc. (a)	11,817	632,328
Shake Shack, Inc. Class A (a)	11,230	466,382
Six Flags Entertainment Corp. (a)	22,595	525,334
Sonder Holdings, Inc. (a)	47,800	59,272
Sweetgreen, Inc. Class A (a) (b)	24,700	211,679
Target Hospitality Corp. (a)	7,400	112,036
Texas Roadhouse, Inc.	18,577	1,689,578
Travel + Leisure Co.	22,500	819,000
Vacasa, Inc. Class A (a)	27,600	34,776
Vail Resorts, Inc.	11,590	2,762,476
Wendy's Co.	48,358	1,094,342
Wingstop, Inc.	8,465	1,164,953
Wyndham Hotels & Resorts, Inc.	24,816	1,769,629
Xponential Fitness, Inc. Class A (a) (b)	4,400	100,892
		45,457,887
HOUSEHOLD DURABLES — 1.0%
Aterian, Inc. (a) (b)	15,600	12,017
Beazer Homes USA, Inc. (a)	7,796	99,477
Cavco Industries, Inc. (a)	2,576	582,820
Century Communities, Inc.	7,551	377,626
Dream Finders Homes, Inc. Class A (a)	5,000	43,300
Ethan Allen Interiors, Inc.	5,800	153,236
GoPro, Inc. Class A (a) (b)	33,122	164,948
Green Brick Partners, Inc. (a) (b)	7,402	179,351
Helen of Troy, Ltd. (a)	6,764	750,195
Hovnanian Enterprises, Inc. Class A (a)	1,200	50,496
Installed Building Products, Inc.	6,614	566,158
iRobot Corp. (a)	7,243	348,606
Security Description	Shares	Value
KB Home	21,100	$ 672,035
Landsea Homes Corp. (a)	1,600	8,336
La-Z-Boy, Inc.	11,333	258,619
Legacy Housing Corp. (a)	2,120	40,195
Leggett & Platt, Inc.	37,700	1,215,071
LGI Homes, Inc. (a) (b)	5,725	530,135
Lifetime Brands, Inc.	3,800	28,842
Lovesac Co. (a) (b)	3,587	78,950
M/I Homes, Inc. (a)	8,191	378,260
MDC Holdings, Inc.	15,955	504,178
Meritage Homes Corp. (a)	10,467	965,057
Purple Innovation, Inc. (a) (b)	13,296	63,688
Skyline Champion Corp. (a)	14,637	753,952
Snap One Holdings Corp. (a) (b)	4,200	31,122
Sonos, Inc. (a)	35,830	605,527
Taylor Morrison Home Corp. (a)	28,658	869,770
Tempur Sealy International, Inc.	47,868	1,643,308
Toll Brothers, Inc.	30,384	1,516,769
TopBuild Corp. (a)	9,174	1,435,639
Traeger, Inc. (a) (b)	6,700	18,894
Tri Pointe Homes, Inc. (a)	27,783	516,486
Tupperware Brands Corp. (a)	11,381	47,117
Universal Electronics, Inc. (a)	2,939	61,161
Vizio Holding Corp. Class A (a)	18,300	135,603
Vuzix Corp. (a) (b)	14,900	54,236
Weber, Inc. Class A (b)	7,900	63,595
		15,824,775
HOUSEHOLD PRODUCTS — 0.2%
Central Garden & Pet Co. (a)	4,000	149,800
Central Garden & Pet Co. Class A (a)	10,782	385,996
Energizer Holdings, Inc. (b)	18,258	612,556
Reynolds Consumer Products, Inc. (b)	15,900	476,682
Spectrum Brands Holdings, Inc.	11,369	692,599
WD-40 Co. (b)	3,953	637,263
		2,954,896
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 0.4%
Altus Power, Inc. (a)	10,400	67,808
Brookfield Renewable Corp. Class A	37,279	1,026,664
Clearway Energy, Inc. Class A	10,226	305,962
Clearway Energy, Inc. Class C	23,500	748,945
Montauk Renewables, Inc. (a) (b)	17,200	189,716
Ormat Technologies, Inc. (b)	13,892	1,201,380
Sunnova Energy International, Inc. (a) (b)	27,500	495,275
Vistra Corp.	113,307	2,628,722
		6,664,472
INDUSTRIAL CONGLOMERATES — 0.0% (d)
Brookfield Business Corp. Class A	6,800	127,772

See accompanying notes to financial statements.
180

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET SMALL/MID CAP EQUITY INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022

Security Description	Shares	Value
INSURANCE — 2.8%
Ambac Financial Group, Inc. (a)	12,094	$ 210,919
American Equity Investment Life Holding Co.	19,872	906,561
American Financial Group, Inc.	18,819	2,583,472
AMERISAFE, Inc.	5,134	266,814
Argo Group International Holdings, Ltd.	8,560	221,276
Assured Guaranty, Ltd.	16,419	1,022,247
Axis Capital Holdings, Ltd.	22,499	1,218,771
Bright Health Group, Inc. (a) (b)	46,900	30,480
Brighthouse Financial, Inc. (a)	19,473	998,381
BRP Group, Inc. Class A (a) (b)	17,005	427,506
CNA Financial Corp.	7,891	333,632
CNO Financial Group, Inc.	32,179	735,290
Crawford & Co. Class A	4,000	22,240
Donegal Group, Inc. Class A	4,000	56,800
eHealth, Inc. (a) (b)	5,507	26,654
Employers Holdings, Inc.	7,300	314,849
Enstar Group, Ltd. (a)	3,165	731,242
Erie Indemnity Co. Class A	7,218	1,795,261
F&G Annuities & Life, Inc.	5,550	111,056
Fidelity National Financial, Inc.	74,236	2,792,758
First American Financial Corp.	28,814	1,508,125
Genworth Financial, Inc. Class A (a)	143,382	758,491
Goosehead Insurance, Inc. Class A (a) (b)	5,219	179,220
Greenlight Capital Re, Ltd. Class A (a) (b)	6,400	52,160
Hanover Insurance Group, Inc.	10,035	1,356,030
HCI Group, Inc. (b)	1,773	70,193
Hippo Holdings, Inc. (a) (b)	3,835	52,156
Horace Mann Educators Corp.	11,600	433,492
Investors Title Co.	343	50,610
James River Group Holdings, Ltd.	9,900	207,009
Kemper Corp.	18,407	905,624
Kinsale Capital Group, Inc.	6,049	1,581,935
Lemonade, Inc. (a) (b)	12,500	171,000
Markel Corp. (a)	3,805	5,013,049
MBIA, Inc. (a)	13,397	172,151
Mercury General Corp.	8,037	274,865
National Western Life Group, Inc. Class A	580	162,980
NI Holdings, Inc. (a)	1,900	25,213
Old Republic International Corp.	78,162	1,887,612
Oscar Health, Inc. Class A (a) (b)	29,100	71,586
Palomar Holdings, Inc. (a)	6,910	312,056
Primerica, Inc.	10,464	1,484,005
ProAssurance Corp.	14,405	251,655
Reinsurance Group of America, Inc.	18,746	2,663,619
RenaissanceRe Holdings, Ltd.	12,275	2,261,423
RLI Corp.	10,878	1,427,955
Root, Inc. Class A (a) (b)	1,572	7,058
Security Description	Shares	Value
Ryan Specialty Holdings, Inc. Class A (a) (b)	24,100	$ 1,000,391
Safety Insurance Group, Inc.	3,786	319,008
Selective Insurance Group, Inc.	16,698	1,479,610
Selectquote, Inc. (a) (b)	36,303	24,392
SiriusPoint, Ltd. (a)	23,900	141,010
Stewart Information Services Corp.	7,165	306,160
Tiptree, Inc.	6,100	84,424
Trean Insurance Group, Inc. (a)	6,600	39,600
Trupanion, Inc. (a) (b)	10,600	503,818
United Fire Group, Inc.	5,863	160,412
Universal Insurance Holdings, Inc.	6,617	70,074
Unum Group	55,800	2,289,474
White Mountains Insurance Group, Ltd.	751	1,062,162
		45,628,016
INTERACTIVE MEDIA & SERVICES — 0.7%
Arena Group Holdings, Inc. (a)	2,800	29,708
Bumble, Inc. Class A (a)	24,000	505,200
Cargurus, Inc. (a)	30,600	428,706
Cars.com, Inc. (a)	18,400	253,368
DHI Group, Inc. (a)	11,000	58,190
Eventbrite, Inc. Class A (a) (b)	21,593	126,535
EverQuote, Inc. Class A (a)	4,935	72,742
fuboTV, Inc. (a) (b)	51,800	90,132
IAC, Inc. (a)	22,237	987,323
Leafly Holdings, Inc. (a)	15,600	10,170
MediaAlpha, Inc. Class A (a)	5,800	57,710
Outbrain, Inc. (a)	9,700	35,114
Pinterest, Inc. Class A (a)	167,809	4,074,402
QuinStreet, Inc. (a)	13,198	189,391
TripAdvisor, Inc. (a)	30,300	544,794
TrueCar, Inc. (a)	28,866	72,454
Vimeo, Inc. (a)	37,123	127,332
Wejo Group, Ltd. (a)	23,400	11,255
Yelp, Inc. (a)	19,391	530,150
Ziff Davis, Inc. (a)	13,106	1,036,685
ZipRecruiter, Inc. Class A (a) (b)	20,900	343,178
ZoomInfo Technologies, Inc. (a)	79,500	2,393,745
		11,978,284
INTERNET & DIRECT MARKETING RETAIL — 0.4%
1-800-Flowers.com, Inc. Class A (a) (b)	6,200	59,272
1stdibs.com, Inc. (a)	5,600	28,448
aka Brands Holding Corp. (a)	2,200	2,794
BARK, Inc. (a)	29,800	44,402
Boxed, Inc. (a) (b)	21,300	4,151
CarParts.com, Inc. (a)	13,400	83,884
ContextLogic, Inc. Class A (a)	140,700	68,619
DoorDash, Inc. Class A (a)	72,189	3,524,267
Duluth Holdings, Inc. Class B (a) (b)	2,696	16,661
Groupon, Inc. (a) (b)	5,511	47,284

See accompanying notes to financial statements.
181

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STATE STREET SMALL/MID CAP EQUITY INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022

Security Description	Shares	Value
Lands' End, Inc. (a)	3,500	$ 26,565
Liquidity Services, Inc. (a)	6,024	84,698
Lulu's Fashion Lounge Holdings, Inc. (a) (b)	5,200	13,052
Overstock.com, Inc. (a) (b)	11,082	214,548
PetMed Express, Inc. (b)	5,768	102,094
Porch Group, Inc. (a) (b)	19,100	35,908
Poshmark, Inc. Class A (a)	12,500	223,500
Quotient Technology, Inc. (a)	20,871	71,588
Qurate Retail, Inc. Class A (a)	89,716	146,237
RealReal, Inc. (a) (b)	25,200	31,500
Rent the Runway, Inc. Class A (a) (b)	12,300	37,515
Revolve Group, Inc. (a) (b)	10,900	242,634
RumbleON, Inc. Class B (a) (b)	3,000	19,410
Shutterstock, Inc.	7,250	382,220
Stitch Fix, Inc. Class A (a) (b)	19,646	61,099
ThredUp, Inc. Class A (a) (b)	12,900	16,899
Vivid Seats, Inc. Class A (a) (b)	6,100	44,530
Wayfair, Inc. Class A (a) (b)	23,370	768,639
Xometry, Inc. Class A (a)	9,100	293,293
		6,695,711
IT SERVICES — 4.5%
Affirm Holdings, Inc. (a) (b)	64,600	624,682
Amdocs, Ltd.	33,435	3,039,241
AvidXchange Holdings, Inc. (a)	41,300	410,522
BigCommerce Holdings, Inc. Class 1 (a)	18,100	158,194
Block, Inc. (a)	154,137	9,685,969
Bread Financial Holdings, Inc.	14,010	527,617
Brightcove, Inc. (a)	10,571	55,286
Cantaloupe, Inc. (a)	14,100	61,335
Cass Information Systems, Inc.	3,436	157,438
Cerberus Cyber Sentinel Corp. (a)	16,300	41,565
Cloudflare, Inc. Class A (a) (b)	81,395	3,679,868
Concentrix Corp.	11,974	1,594,458
Conduent, Inc. (a)	46,400	187,920
CSG Systems International, Inc.	8,792	502,902
Cyxtera Technologies, Inc. (a) (b)	10,300	19,776
DigitalOcean Holdings, Inc. (a) (b)	19,500	496,665
Edgio, Inc. (a)	34,599	39,097
Euronet Worldwide, Inc. (a)	13,512	1,275,263
EVERTEC, Inc.	17,400	563,412
Evo Payments, Inc. Class A (a)	13,400	453,456
ExlService Holdings, Inc. (a)	9,037	1,531,139
Fastly, Inc. Class A (a) (b)	29,943	245,233
Flywire Corp. (a)	17,000	415,990
Genpact, Ltd.	50,353	2,332,351
Globant SA (a)	11,694	1,966,463
GoDaddy, Inc. Class A (a)	44,692	3,343,855
Grid Dynamics Holdings, Inc. (a)	13,900	155,958
Hackett Group, Inc.	6,890	140,349
Security Description	Shares	Value
I3 Verticals, Inc. Class A (a)	6,000	$ 146,040
IBEX Holdings, Ltd. (a)	2,600	64,610
Information Services Group, Inc.	8,400	38,640
International Money Express, Inc. (a)	8,400	204,708
Kyndryl Holdings, Inc. (a)	58,000	644,960
Marqeta, Inc. Class A (a)	120,900	738,699
MAXIMUS, Inc.	16,807	1,232,457
MoneyGram International, Inc. (a)	25,300	275,517
MongoDB, Inc. (a)	19,078	3,755,314
Okta, Inc. (a)	43,675	2,984,313
Paya Holdings, Inc. (a)	22,900	180,223
Payoneer Global, Inc. (a) (b)	63,100	345,157
Paysafe, Ltd. (a) (b)	7,017	97,466
Perficient, Inc. (a)	9,449	659,824
PFSweb, Inc.	4,000	24,600
Priority Technology Holdings, Inc. (a)	6,265	32,954
Rackspace Technology, Inc. (a) (b)	14,800	43,660
Remitly Global, Inc. (a)	26,500	303,425
Repay Holdings Corp. (a)	24,200	194,810
Sabre Corp. (a) (b)	90,935	561,978
Shift4 Payments, Inc. Class A (a) (b)	14,200	794,206
Snowflake, Inc. Class A (a)	88,092	12,644,726
SolarWinds Corp. (a)	13,051	122,157
Squarespace, Inc. Class A (a)	8,500	188,445
SS&C Technologies Holdings, Inc.	63,081	3,283,997
StoneCo, Ltd. Class A (a) (b)	79,460	750,102
Thoughtworks Holding, Inc. (a) (b)	27,000	275,130
Toast, Inc. Class A (a) (b)	74,400	1,341,432
TTEC Holdings, Inc.	4,807	212,133
Tucows, Inc. Class A (a) (b)	2,376	80,594
Twilio, Inc. Class A (a)	50,424	2,468,759
Unisys Corp. (a)	20,300	103,733
Verra Mobility Corp. (a) (b)	38,281	529,426
Western Union Co.	109,900	1,513,323
WEX, Inc. (a)	12,357	2,022,223
Wix.com, Ltd. (a)	15,497	1,190,635
		73,756,380
LEISURE EQUIPMENT & PRODUCTS — 0.6%
Acushnet Holdings Corp.	9,472	402,181
AMMO, Inc. (a) (b)	22,700	39,271
Brunswick Corp.	20,626	1,486,722
Clarus Corp. (b)	6,965	54,606
Johnson Outdoors, Inc. Class A	1,380	91,245
Latham Group, Inc. (a)	10,300	33,166
Malibu Boats, Inc. Class A (a)	5,465	291,284
Marine Products Corp. (b)	1,680	19,774
MasterCraft Boat Holdings, Inc. (a)	4,465	115,509
Mattel, Inc. (a)	100,039	1,784,696

See accompanying notes to financial statements.
182

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET SMALL/MID CAP EQUITY INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022

Security Description	Shares	Value
Peloton Interactive, Inc. Class A (a) (b)	90,703	$ 720,182
Polaris, Inc. (b)	15,403	1,555,703
Smith & Wesson Brands, Inc. (b)	11,026	95,706
Solo Brands, Inc. Class A (a)	4,700	17,484
Sturm Ruger & Co., Inc.	5,485	277,651
Topgolf Callaway Brands Corp. (a)	40,241	794,760
Vinco Ventures, Inc. (a) (b)	62,000	28,768
Vista Outdoor, Inc. (a) (b)	16,821	409,928
YETI Holdings, Inc. (a)	25,034	1,034,154
		9,252,790
LIFE SCIENCES TOOLS & SERVICES — 1.2%
10X Genomics, Inc. Class A (a)	25,745	938,148
AbCellera Biologics, Inc. (a) (b)	57,100	578,423
Absci Corp. (a)	12,300	25,830
Adaptive Biotechnologies Corp. (a)	31,900	243,716
Akoya Biosciences, Inc. (a) (b)	3,800	36,366
Alpha Teknova, Inc. (a)	2,300	12,972
Avantor, Inc. (a)	175,851	3,708,697
Azenta, Inc. (a) (b)	21,341	1,242,473
Berkeley Lights, Inc. (a) (b)	12,747	34,162
Bionano Genomics, Inc. (a) (b)	79,200	115,632
Bruker Corp.	30,597	2,091,305
Codexis, Inc. (a) (b)	17,921	83,512
Cytek Biosciences, Inc. (a)	34,600	353,266
Inotiv, Inc. (a) (b)	4,300	21,242
Maravai LifeSciences Holdings, Inc. Class A (a)	31,100	445,041
MaxCyte, Inc. (a)	21,600	117,936
Medpace Holdings, Inc. (a)	7,101	1,508,323
NanoString Technologies, Inc. (a)	13,700	109,189
Nautilus Biotechnology, Inc. (a) (b)	10,000	18,000
NeoGenomics, Inc. (a)	33,829	312,580
OmniAb, Inc. (a)	25,056	90,202
Pacific Biosciences of California, Inc. (a) (b)	62,221	508,968
QIAGEN NV (a)	64,581	3,220,654
Quanterix Corp. (a)	8,600	119,110
Quantum-Si, Inc. (a)	28,700	52,521
Repligen Corp. (a)	15,817	2,677,976
Science 37 Holdings, Inc. (a)	14,200	5,896
Seer, Inc. (a)	15,300	88,740
Singular Genomics Systems, Inc. (a) (b)	15,100	30,351
SomaLogic, Inc. (a) (b)	36,000	90,360
Sotera Health Co. (a)	28,500	237,405
Syneos Health, Inc. (a)	29,794	1,092,844
		20,211,840
MACHINERY — 3.0%
AGCO Corp.	17,621	2,443,856
Alamo Group, Inc.	2,689	380,762
Security Description	Shares	Value
Albany International Corp. Class A	8,671	$ 854,874
Allison Transmission Holdings, Inc.	26,259	1,092,374
Altra Industrial Motion Corp.	17,968	1,073,588
Astec Industries, Inc.	6,006	244,204
Barnes Group, Inc.	13,414	547,962
Berkshire Grey, Inc. (a)	11,100	6,703
Blue Bird Corp. (a) (b)	4,022	43,076
Chart Industries, Inc. (a)	11,670	1,344,734
CIRCOR International, Inc. (a)	5,147	123,322
Columbus McKinnon Corp.	8,848	287,295
Crane Holdings Co.	13,548	1,360,897
Desktop Metal, Inc. Class A (a) (b)	71,981	97,894
Donaldson Co., Inc.	34,386	2,024,304
Douglas Dynamics, Inc.	6,073	219,600
Energy Recovery, Inc. (a)	14,700	301,203
Enerpac Tool Group Corp.	15,891	404,426
EnPro Industries, Inc.	5,745	624,424
Esab Corp.	14,675	688,551
ESCO Technologies, Inc.	7,128	623,985
Evoqua Water Technologies Corp. (a)	33,600	1,330,560
Fathom Digital Manufacturing C (a)	5,100	6,732
Federal Signal Corp.	16,500	766,755
Flowserve Corp.	37,600	1,153,568
Franklin Electric Co., Inc.	13,115	1,045,921
Gates Industrial Corp. PLC (a)	29,200	333,172
Gorman-Rupp Co.	5,700	146,034
Graco, Inc.	46,782	3,146,557
Greenbrier Cos., Inc.	8,694	291,510
Helios Technologies, Inc.	9,048	492,573
Hillenbrand, Inc.	19,968	852,035
Hillman Solutions Corp. (a) (b)	36,100	260,281
Hydrofarm Holdings Group, Inc. (a) (b)	10,000	15,500
Hyliion Holdings Corp. (a) (b)	33,100	77,454
Hyster-Yale Materials Handling, Inc.	2,889	73,121
Hyzon Motors, Inc. (a) (b)	24,300	37,665
ITT, Inc.	23,988	1,945,427
John Bean Technologies Corp.	8,876	810,645
Kadant, Inc.	3,290	584,403
Kennametal, Inc.	22,717	546,571
Lightning eMotors, Inc. (a) (b)	12,500	4,581
Lincoln Electric Holdings, Inc.	15,605	2,254,766
Lindsay Corp.	3,075	500,764
Luxfer Holdings PLC	7,231	99,209
Manitowoc Co., Inc. (a)	12,075	110,607
Markforged Holding Corp. (a) (b)	28,300	32,828
Microvast Holdings, Inc. (a) (b)	47,500	72,675
Middleby Corp. (a)	15,227	2,038,895
Miller Industries, Inc.	2,565	68,383
Mueller Industries, Inc.	15,484	913,556

See accompanying notes to financial statements.
183

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET SMALL/MID CAP EQUITY INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022

Security Description	Shares	Value
Mueller Water Products, Inc. Class A	43,122	$ 463,993
Nikola Corp. (a) (b)	91,100	196,776
Omega Flex, Inc. (b)	851	79,415
Oshkosh Corp.	18,742	1,652,857
Proterra, Inc. (a) (b)	59,400	223,938
Proto Labs, Inc. (a)	6,985	178,327
RBC Bearings, Inc. (a)	8,122	1,700,341
REV Group, Inc.	9,500	119,890
Sarcos Technology & Robotics Corp. (a)	29,000	16,278
Shyft Group, Inc.	8,929	221,975
SPX Technologies, Inc. (a)	12,189	800,208
Standex International Corp.	3,619	370,622
Tennant Co.	4,924	303,171
Terex Corp.	19,092	815,610
Timken Co.	17,058	1,205,489
Titan International, Inc. (a)	13,900	212,948
Toro Co.	29,274	3,313,817
Trinity Industries, Inc.	24,069	711,720
Velo3D, Inc. (a) (b)	13,700	24,523
Wabash National Corp.	13,087	295,766
Watts Water Technologies, Inc. Class A	7,722	1,129,188
Xos, Inc. (a)	11,500	5,093
		48,842,727
MARINE — 0.2%
Costamare, Inc. (b)	13,700	127,136
Eagle Bulk Shipping, Inc. (b)	3,623	180,933
Eneti, Inc.	6,300	63,315
Genco Shipping & Trading, Ltd.	10,200	156,672
Golden Ocean Group, Ltd.	32,100	278,949
Kirby Corp. (a)	17,264	1,110,938
Matson, Inc.	10,582	661,481
Safe Bulkers, Inc.	24,860	72,342
		2,651,766
MEDIA — 1.0%
AdTheorent Holding Co., Inc. (a)	8,400	13,944
Advantage Solutions, Inc. (a) (b)	24,200	50,336
Altice USA, Inc. Class A (a)	58,900	270,940
AMC Networks, Inc. Class A (a)	7,520	117,838
Audacy, Inc. Class A (a) (b)	31,400	7,068
Boston Omaha Corp. Class A (a)	7,065	187,222
Cable One, Inc.	1,692	1,204,467
Cardlytics, Inc. (a) (b)	8,265	47,772
Clear Channel Outdoor Holdings, Inc. (a) (b)	94,000	98,700
Cumulus Media, Inc. Class A (a)	4,300	26,703
Daily Journal Corp. (a)	327	81,917
Entravision Communications Corp. Class A	14,400	69,120
EW Scripps Co. Class A (a)	15,940	210,249
Gambling.com Group, Ltd. (a)	2,100	19,215
Security Description	Shares	Value
Gannett Co., Inc. (a) (b)	45,814	$ 93,002
Gray Television, Inc.	21,577	241,447
iHeartMedia, Inc. Class A (a)	32,000	196,160
Innovid Corp. (a) (b)	19,300	33,003
Integral Ad Science Holding Corp. (a)	9,500	83,505
John Wiley & Sons, Inc. Class A	11,940	478,316
Liberty Broadband Corp. Class A (a) (b)	6,264	475,124
Liberty Broadband Corp. Class C (a)	33,032	2,519,351
Liberty Media Corp.-Liberty SiriusXM Class A (a)	21,604	849,253
Liberty Media Corp.-Liberty SiriusXM Class C (a)	44,343	1,735,142
Loyalty Ventures, Inc. (a) (b)	4,424	10,662
Magnite, Inc. (a)	35,627	377,290
New York Times Co. Class A	46,602	1,512,701
Nexstar Media Group, Inc. Class A	10,298	1,802,459
PubMatic, Inc. Class A (a) (b)	10,700	137,067
Scholastic Corp.	8,429	332,608
Sinclair Broadcast Group, Inc. Class A	9,962	154,511
Sirius XM Holdings, Inc. (b)	202,638	1,183,406
Stagwell, Inc. (a) (b)	21,600	134,136
TechTarget, Inc. (a)	7,200	317,232
TEGNA, Inc.	62,083	1,315,539
Thryv Holdings, Inc. (a)	6,300	119,700
Urban One, Inc. (a)	3,400	15,470
WideOpenWest, Inc. (a)	14,936	136,067
		16,658,642
METALS & MINING — 1.5%
5E Advanced Materials, Inc. (a)	8,500	66,980
Alcoa Corp.	50,305	2,287,368
Alpha Metallurgical Resources, Inc.	4,400	644,116
Arconic Corp. (a)	28,100	594,596
ATI, Inc. (a) (b)	34,237	1,022,317
Carpenter Technology Corp.	13,955	515,498
Century Aluminum Co. (a)	12,700	103,886
Cleveland-Cliffs, Inc. (a)	144,902	2,334,371
Coeur Mining, Inc. (a)	77,042	258,861
Commercial Metals Co.	32,847	1,586,510
Compass Minerals International, Inc.	10,214	418,774
Constellium SE (a)	37,200	440,076
Dakota Gold Corp. (a) (b)	12,300	37,515
Ferroglobe PLC (a) (e)	2,200	—
Haynes International, Inc.	3,800	173,622
Hecla Mining Co.	152,716	849,101
Hycroft Mining Holding Corp. (a)	36,300	19,315
Ivanhoe Electric, Inc. (a)	4,400	53,460
Kaiser Aluminum Corp.	4,233	321,539
Materion Corp.	6,055	529,873
MP Materials Corp. (a) (b)	25,000	607,000

See accompanying notes to financial statements.
184

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET SMALL/MID CAP EQUITY INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022

Security Description	Shares	Value
Novagold Resources, Inc. (a) (b)	63,000	$ 376,740
Olympic Steel, Inc.	2,500	83,950
Piedmont Lithium, Inc. (a) (b)	4,500	198,090
PolyMet Mining Corp. (a)	9,600	25,440
Ramaco Resources, Inc. (b)	5,500	48,345
Reliance Steel & Aluminum Co.	16,366	3,313,133
Royal Gold, Inc.	18,455	2,080,248
Ryerson Holding Corp.	5,300	160,378
Schnitzer Steel Industries, Inc. Class A	6,972	213,692
Southern Copper Corp. (b)	24,369	1,471,644
SSR Mining, Inc. (b)	60,600	949,602
SunCoke Energy, Inc.	24,700	213,161
TimkenSteel Corp. (a)	12,014	218,294
United States Steel Corp.	65,976	1,652,699
Warrior Met Coal, Inc.	15,238	527,844
Worthington Industries, Inc.	8,672	431,085
		24,829,123
MORTGAGE REAL ESTATE INVESTMENT TRUST (REITs) — 0.9%
AFC Gamma, Inc. REIT (b)	4,000	62,920
AGNC Investment Corp. REIT (b)	164,779	1,705,463
Angel Oak Mortgage, Inc. REIT (b)	12,500	59,125
Annaly Capital Management, Inc. REIT	130,625	2,753,575
Apollo Commercial Real Estate Finance, Inc. REIT	39,349	423,395
Arbor Realty Trust, Inc. REIT (b)	44,800	590,912
Ares Commercial Real Estate Corp. REIT (b)	11,800	121,422
ARMOUR Residential REIT, Inc. (b)	37,600	211,688
Blackstone Mortgage Trust, Inc. Class A REIT (b)	48,066	1,017,557
BrightSpire Capital, Inc. Class A REIT	25,100	156,373
Broadmark Realty Capital, Inc. REIT (b)	41,109	146,348
Chicago Atlantic Real Estate Finance, Inc.	3,200	48,224
Chimera Investment Corp. REIT (b)	69,945	384,697
Claros Mortgage Trust, Inc.	25,000	367,750
Dynex Capital, Inc. REIT	11,700	148,824
Ellington Financial, Inc. REIT (b)	18,405	227,670
Franklin BSP Realty Trust, Inc. REIT (b)	22,034	284,239
Granite Point Mortgage Trust, Inc. REIT	10,834	58,070
Hannon Armstrong Sustainable Infrastructure Capital, Inc. REIT (b)	25,245	731,600
Invesco Mortgage Capital, Inc. REIT (b)	11,301	143,862
Security Description	Shares	Value
KKR Real Estate Finance Trust, Inc. REIT	14,400	$ 201,024
Ladder Capital Corp. REIT	28,839	289,544
MFA Financial, Inc. REIT	28,534	281,060
New York Mortgage Trust, Inc. REIT (b)	123,088	315,105
Nexpoint Real Estate Finance, Inc. REIT	1,500	23,835
Orchid Island Capital, Inc. REIT (b)	13,720	144,060
PennyMac Mortgage Investment Trust REIT (b)	26,624	329,871
Ready Capital Corp. REIT (b)	19,658	218,990
Redwood Trust, Inc. REIT (b)	35,100	237,276
Rithm Capital Corp. REIT	124,611	1,018,072
TPG RE Finance Trust, Inc. REIT	18,252	123,931
Two Harbors Investment Corp.	22,589	356,229
Starwood Property Trust, Inc. REIT (b)	82,604	1,514,131
		14,696,842
MULTI-UTILITIES — 0.2%
Avista Corp.	21,200	940,008
Black Hills Corp.	18,205	1,280,540
NorthWestern Corp.	15,855	940,836
Unitil Corp.	4,138	212,527
		3,373,911
MULTILINE RETAIL — 0.3%
Big Lots, Inc. (b)	8,349	122,730
Dillard's, Inc. Class A (b)	1,052	340,006
Franchise Group, Inc. (b)	7,300	173,886
Kohl's Corp.	33,606	848,552
Macy's, Inc.	76,800	1,585,920
Nordstrom, Inc. (b)	30,300	489,042
Ollie's Bargain Outlet Holdings, Inc. (a)	18,169	851,036
		4,411,172
OIL, GAS & CONSUMABLE FUELS — 3.9%
Aemetis, Inc. (a) (b)	8,000	31,680
Alto Ingredients, Inc. (a)	17,100	49,248
Amplify Energy Corp. (a)	8,800	77,352
Antero Midstream Corp.	96,000	1,035,840
Antero Resources Corp. (a)	80,574	2,496,988
Arch Resources, Inc.	4,194	598,861
Ardmore Shipping Corp. (a)	11,400	164,274
Battalion Oil Corp. (a)	500	4,855
Berry Corp.	24,300	194,400
California Resources Corp.	20,700	900,657
Callon Petroleum Co. (a)	13,700	508,133
Centrus Energy Corp. Class A (a) (b)	2,600	84,448
Cheniere Energy, Inc.	71,459	10,715,992
Chesapeake Energy Corp. (b)	34,843	3,288,134
Chord Energy Corp.	11,844	1,620,378
Civitas Resources, Inc.	20,446	1,184,437

See accompanying notes to financial statements.
185

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STATE STREET SMALL/MID CAP EQUITY INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022

Security Description	Shares	Value
Clean Energy Fuels Corp. (a)	44,200	$ 229,840
CNX Resources Corp. (a)	49,181	828,208
Comstock Resources, Inc. (b)	27,500	377,025
CONSOL Energy, Inc.	9,525	619,125
Crescent Energy Co. Class A (b)	11,679	140,031
CVR Energy, Inc.	7,900	247,586
Delek US Holdings, Inc.	20,404	550,908
Denbury, Inc. (a)	14,300	1,244,386
DHT Holdings, Inc.	36,371	322,974
Dorian LPG, Ltd.	8,258	156,489
DTE Midstream LLC	27,400	1,514,124
Earthstone Energy, Inc. Class A (a) (b)	12,185	173,393
Empire Petroleum Corp. (a) (b)	2,900	35,670
Energy Fuels, Inc. (a) (b)	41,801	259,584
Enviva, Inc. (b)	9,200	487,324
Equitrans Midstream Corp.	112,840	756,028
Excelerate Energy, Inc. Class A	4,500	112,725
FLEX LNG, Ltd. (b)	7,600	248,444
Frontline, Ltd. (b)	35,000	424,900
Gevo, Inc. (a) (b)	51,600	98,040
Golar LNG, Ltd. (a)	27,555	627,978
Green Plains, Inc. (a)	15,138	461,709
Gulfport Energy Corp. (a)	2,900	213,556
HF Sinclair Corp.	38,100	1,977,009
HighPeak Energy, Inc. (b)	1,600	36,592
International Seaways, Inc.	14,518	537,456
Kinetik Holdings, Inc. Class A (b)	4,700	155,476
Kosmos Energy, Ltd. (a)	123,800	787,368
Laredo Petroleum, Inc. (a) (b)	4,500	231,390
Magnolia Oil & Gas Corp. Class A (b)	48,500	1,137,325
Matador Resources Co.	31,602	1,808,899
Murphy Oil Corp.	41,400	1,780,614
NACCO Industries, Inc. Class A	1,000	38,000
New Fortress Energy, Inc. (b)	15,500	657,510
NextDecade Corp. (a) (b)	7,900	39,026
Nordic American Tankers, Ltd. (b)	50,840	155,570
Northern Oil and Gas, Inc.	19,500	600,990
Ovintiv, Inc.	70,967	3,598,737
Par Pacific Holdings, Inc. (a)	12,989	301,994
PBF Energy, Inc. Class A	27,752	1,131,727
PDC Energy, Inc.	25,591	1,624,517
Peabody Energy Corp. (a)	34,003	898,359
Permian Resources Corp. (b)	57,000	535,800
Range Resources Corp.	66,872	1,673,137
Ranger Oil Corp. Class A	5,419	219,090
REX American Resources Corp. (a)	3,905	124,413
Riley Exploration Permian, Inc.	2,900	85,347
Ring Energy, Inc. (a) (b)	20,400	50,184
SandRidge Energy, Inc. (a)	8,600	146,458
Scorpio Tankers, Inc.	13,399	720,464
SFL Corp., Ltd.	33,100	305,182
Security Description	Shares	Value
SilverBow Resources, Inc. (a) (b)	2,900	$ 82,012
Sitio Royalties Corp. Class A (b)	20,508	591,664
SM Energy Co.	34,456	1,200,103
Southwestern Energy Co. (a)	312,949	1,830,752
Talos Energy, Inc. (a)	19,700	371,936
Teekay Corp. (a)	16,600	75,364
Teekay Tankers, Ltd. Class A (a)	6,200	191,022
Tellurian, Inc. (a) (b)	135,827	228,189
Texas Pacific Land Corp.	1,681	3,940,651
Uranium Energy Corp. (a) (b)	98,900	383,732
Ur-Energy, Inc. (a) (b)	50,000	57,500
VAALCO Energy, Inc. (b)	26,500	120,840
Vertex Energy, Inc. (a) (b)	13,900	86,180
W&T Offshore, Inc. (a)	23,800	132,804
World Fuel Services Corp.	17,135	468,300
		64,205,407
PAPER & FOREST PRODUCTS — 0.1%
Clearwater Paper Corp. (a)	4,807	181,753
Glatfelter Corp.	11,100	30,858
Louisiana-Pacific Corp.	19,918	1,179,145
Resolute Forest Products, Inc. (a)	11,900	256,921
Sylvamo Corp.	10,400	505,336
		2,154,013
PERSONAL PRODUCTS — 0.3%
Beauty Health Co. (a) (b)	25,800	234,780
BellRing Brands, Inc. (a)	36,022	923,604
Coty, Inc. Class A (a)	102,600	878,256
Edgewell Personal Care Co.	15,279	588,853
elf Beauty, Inc. (a)	13,600	752,080
Herbalife Nutrition, Ltd. (a)	26,376	392,475
Honest Co., Inc. (a) (b)	15,800	47,558
Inter Parfums, Inc.	5,070	489,356
Medifast, Inc.	2,926	337,514
Nature's Sunshine Products, Inc. (a) (b)	4,800	39,936
Nu Skin Enterprises, Inc. Class A	13,958	588,469
Olaplex Holdings, Inc. (a) (b)	32,700	170,367
Thorne HealthTech, Inc. (a)	2,900	10,527
USANA Health Sciences, Inc. (a)	3,004	159,813
Veru, Inc. (a) (b)	17,500	92,400
		5,705,988
PHARMACEUTICALS — 1.2%
Aclaris Therapeutics, Inc. (a)	17,437	274,633
Amneal Pharmaceuticals, Inc. (a)	23,690	47,143
Amphastar Pharmaceuticals, Inc. (a)	11,727	328,590
Amylyx Pharmaceuticals, Inc. (a)	13,700	506,215
AN2 Therapeutics, Inc. (a)	3,400	32,402

See accompanying notes to financial statements.
186

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET SMALL/MID CAP EQUITY INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022

Security Description	Shares	Value
ANI Pharmaceuticals, Inc. (a) (b)	3,133	$ 126,041
Arvinas, Inc. (a) (b)	13,696	468,540
Atea Pharmaceuticals, Inc. (a)	19,000	91,390
Athira Pharma, Inc. (a)	7,900	25,043
Axsome Therapeutics, Inc. (a) (b)	9,300	717,309
Cara Therapeutics, Inc. (a) (b)	11,300	121,362
Cassava Sciences, Inc. (a) (b)	10,100	298,354
CinCor Pharma, Inc. (a)	6,600	81,114
Collegium Pharmaceutical, Inc. (a) (b)	9,367	217,314
Corcept Therapeutics, Inc. (a)	24,184	491,177
DICE Therapeutics, Inc. (a)	9,300	290,160
Edgewise Therapeutics, Inc. (a)	9,241	82,614
Elanco Animal Health, Inc. (a)	125,756	1,536,738
Esperion Therapeutics, Inc. (a)	20,600	128,338
Evolus, Inc. (a) (b)	9,000	67,590
EyePoint Pharmaceuticals, Inc. (a) (b)	6,200	21,700
Fulcrum Therapeutics, Inc. (a) (b)	13,400	97,552
Harmony Biosciences Holdings, Inc. (a)	7,000	385,700
Innoviva, Inc. (a)	16,753	221,977
Intra-Cellular Therapies, Inc. (a)	26,225	1,387,827
Jazz Pharmaceuticals PLC (a)	17,606	2,804,812
Liquidia Corp. (a) (b)	11,800	75,166
Nektar Therapeutics (a) (b)	45,100	101,926
NGM Biopharmaceuticals, Inc. (a) (b)	9,760	48,995
Nuvation Bio, Inc. (a) (b)	32,000	61,440
Ocular Therapeutix, Inc. (a) (b)	18,700	52,547
Pacira BioSciences, Inc. (a)	12,437	480,193
Perrigo Co. PLC	38,700	1,319,283
Phathom Pharmaceuticals, Inc. (a) (b)	7,500	84,150
Phibro Animal Health Corp. Class A	4,900	65,709
Prestige Consumer Healthcare, Inc. (a)	13,816	864,882
Provention Bio, Inc. (a) (b)	17,600	186,032
Reata Pharmaceuticals, Inc. Class A (a) (b)	7,436	282,494
Relmada Therapeutics, Inc. (a) (b)	6,800	23,732
Revance Therapeutics, Inc. (a)	21,574	398,256
Royalty Pharma PLC Class A	106,442	4,206,588
SIGA Technologies, Inc.	11,800	86,848
Supernus Pharmaceuticals, Inc. (a)	13,700	488,679
Tarsus Pharmaceuticals, Inc. (a)	4,600	67,436
Theravance Biopharma, Inc. (a) (b)	17,104	191,907
Theseus Pharmaceuticals, Inc. (a)	5,500	27,390
Third Harmonic Bio, Inc. (a)	3,500	15,050
Security Description	Shares	Value
Tricida, Inc. (a)	8,300	$ 1,269
Ventyx Biosciences, Inc. (a)	6,500	213,135
Xeris Biopharma Holdings, Inc. (a)	42,700	56,791
		20,251,533
PROFESSIONAL SERVICES — 1.7%
Alight, Inc. Class A (a)	94,500	790,020
ASGN, Inc. (a)	13,435	1,094,684
Atlas Technical Consultants, Inc. (a) (b)	4,400	22,660
Barrett Business Services, Inc.	1,839	171,542
Booz Allen Hamilton Holding Corp.	37,252	3,893,579
CACI International, Inc. Class A (a)	6,571	1,975,177
CBIZ, Inc. (a)	13,900	651,215
Clarivate PLC (a)	132,800	1,107,552
CRA International, Inc.	1,845	225,883
Dun & Bradstreet Holdings, Inc.	73,962	906,774
Exponent, Inc.	14,409	1,427,788
First Advantage Corp. (a)	15,900	206,700
Forrester Research, Inc. (a)	3,000	107,280
Franklin Covey Co. (a)	3,083	144,192
FTI Consulting, Inc. (a)	9,608	1,525,750
Heidrick & Struggles International, Inc.	5,300	148,241
HireRight Holdings Corp. (a) (b)	5,200	61,672
Huron Consulting Group, Inc. (a)	5,531	401,551
ICF International, Inc.	5,412	536,059
Insperity, Inc.	9,910	1,125,776
KBR, Inc.	38,526	2,034,173
Kelly Services, Inc. Class A	8,395	141,876
Kforce, Inc.	5,754	315,492
Korn Ferry	14,857	752,061
Legalzoom.com, Inc. (a)	26,100	202,014
ManpowerGroup, Inc.	14,535	1,209,457
Planet Labs PBC (a) (b)	41,800	181,830
Red Violet, Inc. (a) (b)	2,300	52,946
Resources Connection, Inc.	8,800	161,744
Science Applications International Corp.	15,582	1,728,511
Skillsoft Corp. (a) (b)	19,200	24,960
Spire Global, Inc. (a)	29,200	28,032
Sterling Check Corp. (a) (b)	5,800	89,726
TransUnion	55,762	3,164,493
TriNet Group, Inc. (a)	10,300	698,340
TrueBlue, Inc. (a)	8,807	172,441
Upwork, Inc. (a)	36,424	380,267
Willdan Group, Inc. (a)	2,771	49,462
		27,911,920
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.5%
American Realty Investors, Inc. (a)	300	7,695
Anywhere Real Estate, Inc. (a)	31,495	201,253

See accompanying notes to financial statements.
187

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET SMALL/MID CAP EQUITY INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022

Security Description	Shares	Value
Compass, Inc. Class A (a) (b)	69,100	$ 161,003
Cushman & Wakefield PLC (a) (b)	44,106	549,561
DigitalBridge Group, Inc. (b)	43,329	474,019
Doma Holdings, Inc. (a) (b)	61,600	27,899
Douglas Elliman, Inc.	20,098	81,799
eXp World Holdings, Inc. (b)	19,000	210,520
Forestar Group, Inc. (a)	4,506	69,437
FRP Holdings, Inc. (a) (b)	1,889	101,741
Howard Hughes Corp. (a)	10,338	790,030
Jones Lang LaSalle, Inc. (a)	13,507	2,152,610
Kennedy-Wilson Holdings, Inc.	33,357	524,706
Marcus & Millichap, Inc.	6,746	232,400
Newmark Group, Inc. Class A	38,112	303,753
Offerpad Solutions, Inc. (a) (b)	13,800	6,355
Opendoor Technologies, Inc. (a) (b)	124,800	144,768
RE/MAX Holdings, Inc. Class A	6,500	121,160
Redfin Corp. (a) (b)	26,000	110,240
RMR Group, Inc. Class A	3,707	104,723
St. Joe Co.	9,200	355,580
Stratus Properties, Inc.	1,400	27,006
Tejon Ranch Co. (a)	5,400	101,736
Transcontinental Realty Investors, Inc. (a)	500	22,090
WeWork, Inc. Class A (a) (b)	64,600	92,378
Zillow Group, Inc. Class A (a)	15,612	487,250
Zillow Group, Inc. Class C (a) (b)	46,414	1,494,995
		8,956,707
ROAD & RAIL — 1.8%
ArcBest Corp.	7,167	501,977
Avis Budget Group, Inc. (a) (b)	7,172	1,175,706
Bird Global, Inc. Class A (a) (b)	37,700	6,794
Covenant Logistics Group, Inc.	2,745	94,895
Daseke, Inc. (a)	9,764	55,557
Heartland Express, Inc. (b)	11,755	180,322
Hertz Global Holdings, Inc. (a) (b)	55,200	849,528
Knight-Swift Transportation Holdings, Inc.	44,116	2,312,120
Landstar System, Inc.	10,158	1,654,738
Lyft, Inc. Class A (a) (b)	93,310	1,028,276
Marten Transport, Ltd.	15,548	307,539
PAM Transportation Services, Inc. (a)	1,600	41,440
RXO, Inc. (a)	27,990	481,428
Ryder System, Inc.	13,539	1,131,454
Saia, Inc. (a)	7,255	1,521,228
Schneider National, Inc. Class B	14,500	339,300
TuSimple Holdings, Inc. Class A (a)	36,700	60,188
Uber Technologies, Inc. (a)	551,472	13,637,903
U-Haul Holding Co. (b) (c)	2,844	171,180
U-Haul Holding Co. (c)	23,096	1,269,818
Security Description	Shares	Value
Universal Logistics Holdings, Inc.	1,829	$ 61,162
Werner Enterprises, Inc.	17,900	720,654
XPO, Inc. (a)	29,590	985,051
		28,588,258
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 2.4%
ACM Research, Inc. Class A (a) (b)	11,700	90,207
Allegro MicroSystems, Inc. (a)	18,300	549,366
Alpha & Omega Semiconductor, Ltd. (a)	6,187	176,763
Ambarella, Inc. (a)	10,429	857,577
Amkor Technology, Inc.	27,835	667,483
Atomera, Inc. (a) (b)	5,200	32,344
Axcelis Technologies, Inc. (a)	8,985	713,050
AXT, Inc. (a)	10,953	47,974
CEVA, Inc. (a)	5,871	150,180
Cirrus Logic, Inc. (a)	15,540	1,157,419
Cohu, Inc. (a)	13,391	429,181
Credo Technology Group Holding, Ltd. (a) (b)	25,700	342,067
Diodes, Inc. (a)	12,692	966,369
Entegris, Inc.	42,815	2,808,236
FormFactor, Inc. (a)	21,246	472,299
GLOBALFOUNDRIES, Inc. (a) (b)	17,800	959,242
Ichor Holdings, Ltd. (a)	8,099	217,215
Impinj, Inc. (a) (b)	5,952	649,839
indie Semiconductor, Inc. Class A (a) (b)	27,600	160,908
Kulicke & Soffa Industries, Inc. (b)	15,800	699,308
Lattice Semiconductor Corp. (a)	38,525	2,499,502
MACOM Technology Solutions Holdings, Inc. (a)	14,452	910,187
Marvell Technology, Inc.	243,891	9,033,723
MaxLinear, Inc. (a)	19,896	675,469
MKS Instruments, Inc.	16,375	1,387,454
Onto Innovation, Inc. (a)	14,157	963,950
PDF Solutions, Inc. (a)	8,629	246,099
Photronics, Inc. (a)	16,093	270,845
Power Integrations, Inc.	15,822	1,134,754
Rambus, Inc. (a)	29,901	1,071,054
Rigetti Computing, Inc. Class A (a)	25,000	18,230
Rockley Photonics Holdings, Ltd. (a) (b)	23,000	3,222
Semtech Corp. (a)	17,600	504,944
Silicon Laboratories, Inc. (a)	9,067	1,230,120
SiTime Corp. (a) (b)	4,735	481,171
SkyWater Technology, Inc. (a)	3,100	22,041
SMART Global Holdings, Inc. (a) (b)	12,280	182,726
SunPower Corp. (a) (b)	21,355	385,031
Synaptics, Inc. (a)	11,190	1,064,840

See accompanying notes to financial statements.
188

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET SMALL/MID CAP EQUITY INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022

Security Description	Shares	Value
Transphorm, Inc. (a)	7,500	$ 40,800
Ultra Clean Holdings, Inc. (a)	12,498	414,309
Universal Display Corp.	12,386	1,338,183
Veeco Instruments, Inc. (a)	13,108	243,547
Wolfspeed, Inc. (a) (b)	34,901	2,409,565
		38,678,793
SOFTWARE — 9.1%
8x8, Inc. (a) (b)	30,000	129,600
A10 Networks, Inc.	17,400	289,362
ACI Worldwide, Inc. (a)	30,986	712,678
Adeia, Inc.	27,336	259,145
Agilysys, Inc. (a)	5,857	463,523
Alarm.com Holdings, Inc. (a)	13,200	653,136
Alkami Technology, Inc. (a)	8,700	126,933
Altair Engineering, Inc. Class A (a)	15,153	689,007
Alteryx, Inc. Class A (a)	17,722	897,974
American Software, Inc. Class A	12,600	184,968
Amplitude, Inc. Class A (a) (b)	15,100	182,408
Appfolio, Inc. Class A (a)	5,264	554,720
Appian Corp. Class A (a)	11,382	370,598
Applied Digital Corp. (a)	18,400	33,856
AppLovin Corp. Class A (a) (b)	62,000	652,860
Arteris, Inc. (a)	4,100	17,630
Asana, Inc. Class A (a)	20,800	286,416
Aspen Technology, Inc. (a)	7,662	1,573,775
Atlassian Corp. Class A (a)	41,312	5,316,028
Avaya Holdings Corp. (a) (b)	20,588	4,035
AvePoint, Inc. (a) (b)	36,300	149,193
Benefitfocus, Inc. (a)	9,141	95,615
Bentley Systems, Inc. Class B	48,400	1,788,864
Bill.Com Holdings, Inc. (a) (b)	28,508	3,106,232
Black Knight, Inc. (a)	44,019	2,718,173
Blackbaud, Inc. (a)	13,233	778,894
Blackline, Inc. (a)	15,262	1,026,675
Blend Labs, Inc. Class A (a)	62,400	89,856
Box, Inc. Class A (a)	38,627	1,202,459
C3.ai, Inc. Class A (a) (b)	17,500	195,825
CCC Intelligent Solutions Holdings, Inc. (a) (b)	51,300	446,310
Cerence, Inc. (a)	11,379	210,853
Cipher Mining, Inc. (a) (b)	12,900	7,224
Cleanspark, Inc. (a) (b)	10,300	21,012
Clear Secure, Inc. Class A (b)	17,500	480,025
CommVault Systems, Inc. (a)	12,620	793,041
Confluent, Inc. Class A (a)	34,900	776,176
Consensus Cloud Solutions, Inc. (a)	5,268	283,208
Couchbase, Inc. (a) (b)	7,600	100,776
Coupa Software, Inc. (a)	21,768	1,723,373
Crowdstrike Holdings, Inc. Class A (a)	60,406	6,360,148
CS Disco, Inc. (a)	7,700	48,664
Cvent Holding Corp. (a)	11,300	61,020
Datadog, Inc. Class A (a)	76,362	5,612,607
Digimarc Corp. (a) (b)	4,040	74,700
Security Description	Shares	Value
Digital Turbine, Inc. (a) (b)	24,886	$ 379,263
DocuSign, Inc. (a)	56,949	3,156,114
Dolby Laboratories, Inc. Class A	17,624	1,243,197
Domo, Inc. Class B (a)	8,744	124,515
DoubleVerify Holdings, Inc. (a)	21,000	461,160
Dropbox, Inc. Class A (a)	76,942	1,721,962
Duck Creek Technologies, Inc. (a)	22,700	273,535
Dynatrace, Inc. (a)	56,700	2,171,610
E2open Parent Holdings, Inc. (a) (b)	56,300	330,481
Ebix, Inc.	6,798	135,688
eGain Corp. (a)	4,894	44,193
Elastic NV (a)	22,620	1,164,930
Enfusion, Inc. Class A (a)	8,700	84,129
EngageSmart, Inc. (a)	8,700	153,120
Envestnet, Inc. (a)	15,499	956,288
Everbridge, Inc. (a)	10,414	308,046
EverCommerce, Inc. (a)	6,100	45,384
Fair Isaac Corp. (a)	6,895	4,127,209
Five9, Inc. (a)	19,696	1,336,571
ForgeRock, Inc. Class A (a) (b)	9,900	225,423
Greenidge Generation Holdings, Inc. (a) (b)	2,300	665
Guidewire Software, Inc. (a)	23,774	1,487,301
HubSpot, Inc. (a)	13,404	3,875,499
Informatica, Inc. Class A (a)	9,100	148,239
Instructure Holdings, Inc. (a)	4,700	110,168
Intapp, Inc. (a)	4,100	102,254
InterDigital, Inc.	8,773	434,088
IronNet, Inc. (a) (b)	78,000	17,940
Jamf Holding Corp. (a) (b)	20,300	432,390
Kaleyra, Inc. (a)	9,600	7,249
KnowBe4, Inc. Class A (a)	20,500	507,990
Latch, Inc. (a) (b)	31,400	22,291
LivePerson, Inc. (a) (b)	19,600	198,744
LiveRamp Holdings, Inc. (a)	19,601	459,447
LiveVox Holdings, Inc. (a) (b)	11,400	33,858
Manhattan Associates, Inc. (a)	17,628	2,140,039
Marathon Digital Holdings, Inc. (a) (b)	32,000	109,440
Matterport, Inc. (a) (b)	60,500	169,400
MeridianLink, Inc. (a)	5,600	76,888
MicroStrategy, Inc. Class A (a) (b)	2,535	358,880
Mitek Systems, Inc. (a)	10,261	99,429
Model N, Inc. (a)	10,856	440,319
Momentive Global, Inc. (a)	38,726	271,082
N-Able, Inc. (a)	18,452	189,687
nCino, Inc. (a) (b)	19,800	523,512
NCR Corp. (a)	35,167	823,259
New Relic, Inc. (a)	15,631	882,370
NextNav, Inc. (a)	24,900	72,957
Nutanix, Inc. Class A (a)	66,547	1,733,549
Olo, Inc. Class A (a) (b)	24,100	150,625
ON24, Inc. (a)	10,000	86,300

See accompanying notes to financial statements.
189

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STATE STREET SMALL/MID CAP EQUITY INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022

Security Description	Shares	Value
OneSpan, Inc. (a)	9,997	$ 111,866
Pagerduty, Inc. (a)	25,298	671,915
Palantir Technologies, Inc. Class A (a) (b)	530,300	3,404,526
Palo Alto Networks, Inc. (a)	84,304	11,763,780
Paycor HCM, Inc. (a) (b)	16,600	406,202
Paylocity Holding Corp. (a)	11,297	2,194,555
Pegasystems, Inc. (b)	12,036	412,113
PowerSchool Holdings, Inc. Class A (a) (b)	12,400	286,192
Procore Technologies, Inc. (a)	20,100	948,318
Progress Software Corp.	11,938	602,272
PROS Holdings, Inc. (a)	10,800	262,008
Q2 Holdings, Inc. (a)	16,038	430,941
Qualys, Inc. (a)	10,495	1,177,854
Rapid7, Inc. (a)	16,525	561,519
Rimini Street, Inc. (a) (b)	11,700	44,577
RingCentral, Inc. Class A (a)	23,778	841,741
Riot Blockchain, Inc. (a) (b)	41,914	142,088
Sapiens International Corp. NV	10,300	190,344
SecureWorks Corp. Class A (a)	2,095	13,387
SentinelOne, Inc. Class A (a) (b)	56,100	818,499
ShotSpotter, Inc. (a)	2,600	87,958
Smartsheet, Inc. Class A (a)	37,055	1,458,485
Splunk, Inc. (a)	46,903	4,037,879
Sprout Social, Inc. Class A (a) (b)	13,547	764,864
SPS Commerce, Inc. (a)	10,297	1,322,444
Sumo Logic, Inc. (a)	30,615	247,981
Telos Corp. (a)	13,500	68,715
Tenable Holdings, Inc. (a)	30,900	1,178,835
Teradata Corp. (a)	29,475	992,128
Terawulf, Inc. (a) (b)	4,300	2,862
Trade Desk, Inc. Class A (a)	126,376	5,665,436
UiPath, Inc. Class A (a) (b)	110,000	1,398,100
Unity Software, Inc. (a)	71,700	2,049,903
Upland Software, Inc. (a)	6,900	49,197
UserTesting, Inc. (a) (b)	13,500	101,385
Varonis Systems, Inc. (a)	30,479	729,667
Verint Systems, Inc. (a)	17,629	639,580
Veritone, Inc. (a)	7,500	39,750
Viant Technology, Inc. Class A (a)	2,900	11,658
VMware, Inc. Class A (a)	60,093	7,377,017
Weave Communications, Inc. (a)	7,900	36,182
WM Technology, Inc. (a) (b)	17,100	17,271
Workday, Inc. Class A (a)	57,394	9,603,738
Workiva, Inc. (a)	13,200	1,108,404
Xperi, Inc. (a)	12,514	107,746
Yext, Inc. (a)	31,107	203,129
Zeta Global Holdings Corp. Class A (a) (b)	30,600	250,002
Zoom Video Communications, Inc. Class A (a)	72,625	4,919,617
Zscaler, Inc. (a)	24,329	2,722,415
Security Description	Shares	Value
Zuora, Inc. Class A (a)	38,300	$ 243,588
		148,678,885
SPECIALTY RETAIL — 2.3%
Aaron's Co., Inc.	7,448	89,004
Abercrombie & Fitch Co. Class A (a)	13,242	303,374
Academy Sports & Outdoors, Inc.	22,000	1,155,880
American Eagle Outfitters, Inc. (a)	42,328	590,899
America's Car-Mart, Inc. (a)	1,551	112,075
Arko Corp.	22,700	196,582
Asbury Automotive Group, Inc. (a)	6,302	1,129,633
AutoNation, Inc. (a)	9,569	1,026,754
Bed Bath & Beyond, Inc. (a) (b)	19,946	50,064
Big 5 Sporting Goods Corp. (b)	5,100	45,033
Boot Barn Holdings, Inc. (a)	8,700	543,924
Buckle, Inc.	8,087	366,745
Build-A-Bear Workshop, Inc. (a)	3,400	81,056
Burlington Stores, Inc. (a)	18,914	3,835,003
Caleres, Inc.	9,290	206,981
Camping World Holdings, Inc. Class A	12,027	268,443
Carvana Co. (a) (b)	28,095	133,170
Cato Corp. Class A	5,200	48,516
Chico's FAS, Inc. (a)	33,053	162,621
Children's Place, Inc. (a) (b)	3,642	132,642
Citi Trends, Inc. (a)	1,900	50,312
Conn's, Inc. (a)	3,722	25,607
Container Store Group, Inc. (a)	9,373	40,398
Designer Brands, Inc. Class A	14,956	146,270
Destination XL Group, Inc. (a) (b)	14,500	97,875
Dick's Sporting Goods, Inc.	15,182	1,826,243
EVgo, Inc. (a) (b)	17,600	78,672
Express, Inc. (a) (b)	18,900	19,278
Five Below, Inc. (a)	15,524	2,745,730
Floor & Decor Holdings, Inc. Class A (a) (b)	30,056	2,092,799
Foot Locker, Inc.	22,131	836,330
GameStop Corp. Class A (a) (b)	77,124	1,423,709
Gap, Inc. (b)	56,700	639,576
Genesco, Inc. (a)	3,405	156,698
Group 1 Automotive, Inc.	4,008	722,923
GrowGeneration Corp. (a) (b)	16,400	64,288
Guess?, Inc.	8,400	173,796
Haverty Furniture Cos., Inc. (b)	4,505	134,699
Hibbett, Inc.	3,434	234,267
JOANN, Inc.	2,500	7,125
Leslie's, Inc. (a) (b)	47,071	574,737
Lithia Motors, Inc.	7,729	1,582,435
LL Flooring Holdings, Inc. (a)	11,759	66,086
MarineMax, Inc. (a)	6,876	214,669
Monro, Inc.	8,398	379,590
Murphy USA, Inc.	5,870	1,640,900

See accompanying notes to financial statements.
190

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STATE STREET SMALL/MID CAP EQUITY INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022

Security Description	Shares	Value
National Vision Holdings, Inc. (a)	22,725	$ 880,821
ODP Corp. (a)	11,218	510,868
OneWater Marine, Inc. Class A (a) (b)	2,700	77,220
Party City Holdco, Inc. (a) (b)	26,700	9,759
Penske Automotive Group, Inc.	7,489	860,711
Petco Health & Wellness Co., Inc. (a) (b)	21,000	199,080
Rent-A-Center, Inc.	13,954	314,663
RH (a) (b)	5,360	1,432,138
Sally Beauty Holdings, Inc. (a)	31,648	396,233
Shoe Carnival, Inc.	4,100	98,031
Signet Jewelers, Ltd.	12,700	863,600
Sleep Number Corp. (a)	6,217	161,518
Sonic Automotive, Inc. Class A	5,236	257,978
Sportsman's Warehouse Holdings, Inc. (a)	12,570	118,284
Tile Shop Holdings, Inc. (a) (b)	8,200	35,916
Tilly's, Inc. Class A (a)	4,937	44,680
Torrid Holdings, Inc. (a) (b)	3,500	10,360
TravelCenters of America, Inc. (a)	3,400	152,252
Urban Outfitters, Inc. (a)	18,050	430,492
Victoria's Secret & Co. (a)	22,600	808,628
Volta, Inc. (a) (b)	28,200	10,022
Warby Parker, Inc. Class A (a)	22,200	299,478
Williams-Sonoma, Inc. (b)	18,580	2,135,214
Winmark Corp.	745	175,693
Zumiez, Inc. (a)	4,000	86,960
		36,824,010
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 0.5%
3D Systems Corp. (a) (b)	34,865	258,001
Avid Technology, Inc. (a)	9,597	255,184
CompoSecure, Inc. (a) (b)	1,400	6,874
Corsair Gaming, Inc. (a)	11,200	151,984
Dell Technologies, Inc. Class C	72,570	2,918,765
Diebold Nixdorf, Inc. (a) (b)	17,436	24,759
Eastman Kodak Co. (a) (b)	16,600	50,630
IonQ, Inc. (a) (b)	30,600	105,570
Pure Storage, Inc. Class A (a)	81,075	2,169,567
Super Micro Computer, Inc. (a)	12,815	1,052,112
Turtle Beach Corp. (a) (b)	3,300	23,661
Xerox Holdings Corp.	35,100	512,460
		7,529,567
TEXTILES, APPAREL & LUXURY GOODS — 1.6%
Allbirds, Inc. Class A (a)	24,100	58,322
Capri Holdings, Ltd. (a)	35,691	2,045,808
Carter's, Inc. (b)	10,560	787,882
Columbia Sportswear Co.	10,020	877,552
Crocs, Inc. (a)	16,920	1,834,636
Deckers Outdoor Corp. (a)	7,440	2,969,750
Ermenegildo Zegna NV	16,500	172,755
Fossil Group, Inc. (a)	11,000	47,410
Security Description	Shares	Value
G-III Apparel Group, Ltd. (a)	11,781	$ 161,518
Hanesbrands, Inc. (b)	101,100	642,996
Kontoor Brands, Inc. (b)	16,400	655,836
Lululemon Athletica, Inc. (a)	32,004	10,253,442
Movado Group, Inc.	4,161	134,192
Oxford Industries, Inc.	4,230	394,151
PLBY Group, Inc. (a) (b)	7,100	19,525
PVH Corp.	18,400	1,298,856
Rocky Brands, Inc.	1,905	44,996
Skechers U.S.A., Inc. Class A (a)	38,034	1,595,526
Steven Madden, Ltd.	21,713	693,947
Superior Group of Cos., Inc.	3,500	35,210
Under Armour, Inc. Class A (a)	57,500	584,200
Under Armour, Inc. Class C (a)	53,200	474,544
Unifi, Inc. (a)	3,610	31,082
Wolverine World Wide, Inc.	24,180	264,287
		26,078,423
THRIFTS & MORTGAGE FINANCE — 0.8%
Axos Financial, Inc. (a)	16,232	620,387
Blue Foundry Bancorp (a) (b)	7,300	93,805
Bridgewater Bancshares, Inc. (a)	5,850	103,779
Capitol Federal Financial, Inc.	36,700	317,455
Columbia Financial, Inc. (a)	9,700	209,714
Enact Holdings, Inc.	9,000	217,080
Essent Group, Ltd.	28,744	1,117,567
Federal Agricultural Mortgage Corp. Class C	2,632	296,653
Finance Of America Cos., Inc. Class A (a) (b)	15,900	20,193
Greene County Bancorp, Inc.	1,000	57,420
Hingham Institution for Savings	368	101,553
Home Bancorp, Inc.	2,100	84,063
Home Point Capital, Inc. (b)	600	822
Kearny Financial Corp. (b)	15,851	160,888
Luther Burbank Corp.	3,600	39,996
Merchants Bancorp	4,550	110,656
MGIC Investment Corp.	85,289	1,108,757
Mr Cooper Group, Inc. (a)	20,060	805,008
New York Community Bancorp, Inc. (b)	190,525	1,638,515
NMI Holdings, Inc. Class A (a)	22,465	469,519
Northfield Bancorp, Inc.	11,180	175,861
Northwest Bancshares, Inc.	33,676	470,790
PCSB Financial Corp.	4,196	79,892
PennyMac Financial Services, Inc.	7,397	419,114
Pioneer Bancorp, Inc. (a) (b)	2,800	31,920
Provident Bancorp, Inc.	3,314	24,126
Provident Financial Services, Inc.	21,656	462,572
Radian Group, Inc.	45,654	870,622
Rocket Cos., Inc. Class A	31,100	217,700
Southern Missouri Bancorp, Inc.	2,000	91,660
Sterling Bancorp, Inc. (a)	7,700	46,893

See accompanying notes to financial statements.
191

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STATE STREET SMALL/MID CAP EQUITY INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022

Security Description	Shares	Value
TFS Financial Corp.	12,917	$ 186,134
TrustCo Bank Corp.	4,919	184,905
UWM Holdings Corp. (b)	26,700	88,377
Velocity Financial, Inc. (a) (b)	1,900	18,335
Walker & Dunlop, Inc.	8,940	701,611
Waterstone Financial, Inc.	5,100	87,924
WSFS Financial Corp.	17,324	785,470
		12,517,736
TOBACCO — 0.1%
22nd Century Group, Inc. (a) (b)	41,800	38,477
Turning Point Brands, Inc.	3,600	77,868
Universal Corp.	6,441	340,149
Vector Group, Ltd.	40,196	476,725
		933,219
TRADING COMPANIES & DISTRIBUTORS — 1.3%
Air Lease Corp.	30,256	1,162,435
Alta Equipment Group, Inc.	5,200	68,588
Applied Industrial Technologies, Inc.	10,901	1,373,853
Beacon Roofing Supply, Inc. (a)	14,103	744,497
BlueLinx Holdings, Inc. (a)	2,300	163,553
Boise Cascade Co.	10,801	741,705
Core & Main, Inc. Class A (a)	21,600	417,096
Custom Truck One Source, Inc. (a) (b)	14,800	93,536
Distribution Solutions Group, Inc. (a)	1,353	49,872
DXP Enterprises, Inc. (a)	3,800	104,690
GATX Corp.	9,531	1,013,526
Global Industrial Co.	4,100	96,473
GMS, Inc. (a)	11,900	592,620
H&E Equipment Services, Inc.	8,600	390,440
Herc Holdings, Inc.	7,038	925,990
Hudson Technologies, Inc. (a)	10,900	110,308
Karat Packaging, Inc. (b)	1,300	18,681
McGrath RentCorp	6,700	661,558
MRC Global, Inc. (a)	22,400	259,392
MSC Industrial Direct Co., Inc. Class A	13,099	1,070,188
NOW, Inc. (a)	33,219	421,881
Rush Enterprises, Inc. Class A	11,250	588,150
Rush Enterprises, Inc. Class B	2,800	157,556
SiteOne Landscape Supply, Inc. (a)	13,033	1,529,032
Textainer Group Holdings, Ltd.	11,965	371,035
Titan Machinery, Inc. (a)	5,500	218,515
Transcat, Inc. (a)	1,800	127,566
Triton International, Ltd.	16,731	1,150,758
Univar Solutions, Inc. (a)	46,188	1,468,778
Veritiv Corp.	3,591	437,061
Watsco, Inc. (b)	9,403	2,345,108
WESCO International, Inc. (a)	12,908	1,616,082
		20,490,523
WATER UTILITIES — 0.4%
American States Water Co.	10,501	971,868
Security Description	Shares	Value
Artesian Resources Corp. Class A	2,251	$ 131,864
California Water Service Group	14,889	902,869
Essential Utilities, Inc.	63,839	3,047,035
Global Water Resources, Inc.	3,800	50,464
Middlesex Water Co.	5,023	395,159
Pure Cycle Corp. (a) (b)	7,800	81,744
SJW Group	7,287	591,632
York Water Co.	4,000	179,920
		6,352,555
WIRELESS TELECOMMUNICATION SERVICES — 0.0% (d)
Gogo, Inc. (a)	12,810	189,075
KORE Group Holdings, Inc. (a)	16,000	20,160
Shenandoah Telecommunications Co.	12,950	205,646
Telephone & Data Systems, Inc.	28,700	301,063
United States Cellular Corp. (a)	4,335	90,386
		806,330
TOTAL COMMON STOCKS (Cost $1,753,139,117)		1,611,843,011
RIGHTS — 0.0% (d)
BIOTECHNOLOGY — 0.0% (d)
GTX, Inc. (CVR) (a) (b)	85	160
Progenic Pharmaceuticals, Inc. (CVR) (a)	13,803	590
Tobira Therapeutics, Inc. (CVR) (a)	200	2,834
		3,584
CONSUMER PRODUCTS-MISC — 0.0% (d)
PLBY Group, Inc. (a) (b) (e)	7,100	—
TOTAL RIGHTS (Cost $186)		3,584
SHORT-TERM INVESTMENTS — 6.0%
State Street Institutional Liquid Reserves Fund, Premier Class 4.42% (f) (g)	15,355,219	15,358,290
State Street Navigator Securities Lending Portfolio II (h) (i)	81,374,120	81,374,120
TOTAL SHORT-TERM INVESTMENTS (Cost $96,733,572)		96,732,410
TOTAL INVESTMENTS — 104.9% (Cost $1,849,872,875)		1,708,579,005
LIABILITIES IN EXCESS OF OTHER ASSETS — (4.9)%		(79,383,268)
NET ASSETS — 100.0%		$ 1,629,195,737

See accompanying notes to financial statements.
192

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET SMALL/MID CAP EQUITY INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022

(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at December 31, 2022.
(c)	Reflects separate holdings of the issuer's common stock traded on different securities exchanges.
(d)	Amount is less than 0.05% of net assets.
(e)	Fair valued as determined in good faith by the Trust's Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of December 31, 2022, total aggregate fair value of the securities is $0, representing 0.00% of the Fund's net assets.
(f)	The Portfolio invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2022 are shown in the Affiliate Table below.
(g)	The rate shown is the annualized seven-day yield at December 31, 2022.
(h)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended December 31, 2022 are shown in the Affiliate Table below.
(i)	Investment of cash collateral for securities loaned.
CVR	Contingent Value Rights
REIT	Real Estate Investment Trust

At December 31, 2022, open futures contracts were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
E-Mini Russell 2000 Index (long)	91	03/17/2023	$8,038,861	$8,057,606	$ 18,745
E-Mini S&P MidCap 400 Index (long)	34	03/17/2023	8,328,498	8,304,840	(23,658)
					$ (4,913)

During the year ended December 31, 2022, the average notional value related to futures contracts was $15,288,936.
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2022.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$ 1,611,834,307	$ 8,704	$ 0(a)	$ 1,611,843,011
Rights	—	3,584	—	3,584
Short-Term Investments	96,732,410	—	—	96,732,410
TOTAL INVESTMENTS	$1,708,566,717	$12,288	$ 0	$1,708,579,005
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts(b)	$ 18,745	$ —	$—	$ 18,745
TOTAL OTHER FINANCIAL INSTRUMENTS:	$ 18,745	$ —	$—	$ 18,745
TOTAL INVESTMENTS AND OTHER FINANCIAL INSTRUMENTS	$1,708,585,462	$12,288	$ 0	$1,708,597,750
LIABILITIES:
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts(b)	(23,658)	—	—	(23,658)
TOTAL OTHER FINANCIAL INSTRUMENTS:	$ (23,658)	$ —	$—	$ (23,658)
(a)	The Portfolio held Level 3 securities that were valued at $0 at December 31, 2022.
(b)	Futures Contracts are valued at unrealized appreciation (depreciation).
See accompanying notes to financial statements.
193

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET SMALL/MID CAP EQUITY INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022

Affiliate Table
	Number of Shares Held at 12/31/21	Value at 12/31/21	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/22	Value at 12/31/22	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	14,686,484	$14,687,953	$ 472,025,151	$471,364,212	$10,560	$(1,162)	15,355,219	$15,358,290	$ 282,652
State Street Navigator Securities Lending Portfolio II	68,084,095	68,084,095	539,276,256	525,986,231	—	—	81,374,120	81,374,120	1,257,331
Total		$82,772,048	$1,011,301,407	$997,350,443	$10,560	$(1,162)		$96,732,410	$1,539,983
See accompanying notes to financial statements.
194

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATEMENTS OF ASSETS AND LIABILITIES
December 31, 2022

	State Street Aggregate Bond Index Portfolio	State Street Global All Cap Equity ex- U.S. Index Portfolio	State Street Small/Mid Cap Equity Index Portfolio
ASSETS
Investments in unaffiliated issuers, at value*	$2,045,523,279	$4,819,989,786	$ 1,611,846,595
Investments in affiliated issuers, at value	136,943,377	396,103,089	96,732,410
Total Investments	2,182,466,656	5,216,092,875	1,708,579,005
Foreign currency, at value	—	5,477,097	—
Net cash at broker	20,000	8,614,458	917,675
Cash	1,505,985	—	2,620
Receivable for investments sold	76,955	38,251,048	216,754
Receivable for fund shares sold	74,344,273	5,552,040	41,990,555
Dividends receivable — unaffiliated issuers	—	5,625,317	1,930,019
Dividends receivable — affiliated issuers	184,145	518,529	49,233
Interest receivable — unaffiliated issuers	11,665,764	—	—
Securities lending income receivable — unaffiliated issuers	29	57,154	5,358
Securities lending income receivable — affiliated issuers	31,872	114,152	136,698
Receivable for foreign taxes recoverable	1,872	4,932,480	108
Other Receivable	439	—	—
Prepaid expenses and other assets	3,555	7,668	2,401
TOTAL ASSETS	2,270,301,545	5,285,242,818	1,753,830,426
LIABILITIES
Due to custodian	—	6,601	—
Payable upon return of securities loaned	82,618,698	198,045,220	81,374,120
Payable for investments purchased	113,385,935	606,130	43,059,687
Payable for fund shares repurchased	815,597	253,727,559	—
Payable to broker – accumulated variation margin on open futures contracts	—	82,563	4,655
Deferred foreign taxes payable	—	4,911,545	—
Custodian, sub-administration and transfer agent fees payable	81,853	193,530	64,105
Custodian fees payable	8,368	419,905	8,357
Trustees’ fees and expenses payable	514	1,138	393
Registration and filing fees payable	11,619	58,034	34,705
Professional fees payable	51,357	48,121	44,822
Printing and postage fees payable	34,388	69,285	23,522
Accrued expenses and other liabilities	2,681	6,240	20,323
TOTAL LIABILITIES	197,011,010	458,175,871	124,634,689
NET ASSETS	$2,073,290,535	$4,827,066,947	$1,629,195,737
NET ASSETS CONSIST OF:
Paid-in Capital	$2,400,346,092	$4,958,257,303	$1,853,877,251
Total distributable earnings (loss)**	(327,055,557)	(131,190,356)	(224,681,514)
NET ASSETS	$2,073,290,535	$4,827,066,947	$1,629,195,737
NET ASSET VALUE PER SHARE
Net asset value per share	$ 87.55	$ 100.36	$ 230.49
Shares of beneficial interest	23,679,872	48,096,500	7,068,444
Net Assets	$2,073,290,535	$4,827,066,947	$1,629,195,737
COST OF INVESTMENTS:
Investments in unaffiliated issuers	$2,338,062,776	$4,826,140,176	$1,753,139,303
Investments in affiliated issuers	136,937,753	396,103,089	96,733,572
Total cost of investments	$2,475,000,529	$5,222,243,265	$1,849,872,875
Foreign currency, at cost	$ —	$ 5,500,421	$ —
* Includes investments in securities on loan, at value	$ 105,730,855	$ 255,826,310	$ 121,420,564
** Includes deferred foreign taxes	$ —	$ 4,911,545	$ —
See accompanying notes to financial statements.
195

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATEMENTS OF OPERATIONS
For the Year Ended December 31, 2022

	State Street Aggregate Bond Index Portfolio	State Street Global All Cap Equity ex- U.S. Index Portfolio	State Street Small/Mid Cap Equity Index Portfolio
INVESTMENT INCOME
Dividend income — unaffiliated issuers	$ 44,132,854	$ 153,890,225	$ 21,135,648
Dividend income — affiliated issuers	658,194	2,429,838	282,652
Unaffiliated securities lending income	29,165	607,224	239,523
Affiliated securities lending income	296,755	878,491	1,257,331
Foreign taxes withheld	(1,604)	(15,257,429)	(26,334)
TOTAL INVESTMENT INCOME (LOSS)	45,115,364	142,548,349	22,888,820
EXPENSES
Custodian, sub-administration and transfer agent fees	252,510	583,011	192,520
Custodian fees	26,155	1,361,197	21,304
Trustees’ fees and expenses	35,340	53,523	31,854
Registration and filing fees	46,147	110,956	67,932
Professional fees and expenses	63,097	106,141	53,026
Printing and postage fees	23,657	44,295	15,017
Insurance expense	6,645	14,783	4,865
Miscellaneous expenses	19,597	45,932	17,049
TOTAL EXPENSES	473,148	2,319,838	403,567
Expenses waived/reimbursed by the Adviser	(58,582)	—	—
NET EXPENSES	414,566	2,319,838	403,567
NET INVESTMENT INCOME (LOSS)	$ 44,700,798	$ 140,228,511	$ 22,485,253
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments — unaffiliated issuers	(27,081,345)	(14,627,468)	(47,292,451)
Investments — affiliated issuers	(34,333)	—	10,560
Foreign currency transactions	—	(19,998,232)	—
Futures contracts	—	(41,861,443)	(2,397,460)
Net realized gain (loss)	(27,115,678)	(76,487,143)	(49,679,351)
Net change in unrealized appreciation/depreciation on:
Investments — unaffiliated issuers**	(308,982,239)	(874,814,166)	(428,827,730)
Investments — affiliated issuers	11,393	—	(1,162)
Foreign currency translations	—	(124,737)	—
Futures contracts	—	(1,284,517)	(292,950)
Net change in unrealized appreciation/depreciation	(308,970,846)	(876,223,420)	(429,121,842)
NET REALIZED AND UNREALIZED GAIN (LOSS)	(336,086,524)	(952,710,563)	(478,801,193)
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$(291,385,726)	$(812,482,052)	$(456,315,940)
** Includes foreign deferred taxes	$ —	$ (4,911,545)	$ —
See accompanying notes to financial statements.
196

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATEMENTS OF CHANGES IN NET ASSETS

	State Street Aggregate Bond Index Portfolio		State Street Global All Cap Equity ex- U.S. Index Portfolio		State Street Small/Mid Cap Equity Index Portfolio
	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/22	Year Ended 12/31/21
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ 44,700,798	$ 27,871,116	$ 140,228,511	$ 101,620,160	$ 22,485,253	$ 13,537,893
Net realized gain (loss)	(27,115,678)	2,467,432	(76,487,143)	7,518,738	(49,679,351)	123,816,833
Net change in unrealized appreciation/depreciation	(308,970,846)	(54,323,406)	(876,223,420)	186,373,590	(429,121,842)	5,237,913
Net increase (decrease) in net assets resulting from operations	(291,385,726)	(23,984,858)	(812,482,052)	295,512,488	(456,315,940)	142,592,639
Distributions to shareholders	(47,914,573)	(34,362,489)	(116,226,421)	(117,603,601)	(35,551,094)	(219,927,786)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from shares sold	657,878,051	1,014,306,203	1,562,335,397	1,749,857,744	607,206,439	616,237,779
Reinvestment of distributions	47,914,573	34,362,489	116,226,421	117,603,602	35,551,094	219,927,786
Cost of shares redeemed	(392,637,523)	(305,893,232)	(695,470,509)	(543,634,098)	(137,823,163)	(208,561,164)
Other Capital	—	—	(14,401)	—	—	160
Net increase (decrease) in net assets from capital transactions	313,155,101	742,775,460	983,076,908	1,323,827,248	504,934,370	627,604,561
Net increase (decrease) in net assets during the period	(26,145,198)	684,428,113	54,368,435	1,501,736,135	13,067,336	550,269,414
Net assets at beginning of period	2,099,435,733	1,415,007,620	4,772,698,512	3,270,962,377	1,616,128,401	1,065,858,987
NET ASSETS AT END OF PERIOD	$2,073,290,535	$2,099,435,733	$4,827,066,947	$4,772,698,512	$1,629,195,737	$1,616,128,401
SHARES OF BENEFICIAL INTEREST:
Shares sold	7,095,688	9,706,095	14,954,316	14,131,624	2,371,528	1,725,291
Reinvestment of distributions	521,346	329,438	1,162,846	979,949	155,313	706,391
Shares redeemed	(4,237,800)	(2,931,004)	(6,852,120)	(4,374,525)	(567,663)	(574,686)
Net increase (decrease) from share transactions	3,379,234	7,104,529	9,265,042	10,737,048	1,959,178	1,856,996
See accompanying notes to financial statements.
197

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO
FINANCIAL HIGHLIGHTS
Selected data for a share outstanding throughout each period

	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20(a)	Year Ended 12/31/19(a)	Year Ended 12/31/18(a)
Net asset value, beginning of period	$ 103.42	$ 107.23	$ 102.60	$ 97.10	$ 100.00
Income (loss) from investment operations:
Net investment income (loss) (b)	2.05	1.61	0.65	2.80	2.60
Net realized and unrealized gain (loss)	(15.74)	(3.46)	7.25	5.70	(2.80)
Total from investment operations	(13.69)	(1.85)	7.90	8.50	(0.20)
Contribution from Affiliate	—	—	0.00(c)	—	—
Distributions to shareholders from:
Net investment income	(2.18)	(1.96)	(2.67)	(3.00)	(2.70)
Net realized gains	—	—	(0.60)	—	—
Total distributions	(2.18)	(1.96)	(3.27)	(3.00)	(2.70)
Net asset value, end of period	$ 87.55	$ 103.42	$ 107.23	$ 102.60	$ 97.10
Total return (d)	(13.30)%	(1.72)%	7.86%(e)	8.69%	(0.12)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$2,073,291	$2,099,436	$1,415,008	$1,033,578	$846,759
Ratios to average net assets:
Total expenses	0.02%	0.02%	0.03%	0.04%	0.04%
Net expenses	0.02%	0.01%	0.03%	0.03%	0.03%
Net investment income (loss)	2.21%	1.55%	2.20%	2.76%	2.73%
Portfolio turnover rate	21%(f)	21%(f)	37%(f)	69%	90%
(a)	After the close of trading on April 17, 2020, the State Street Aggregate Bond Index Portfolio underwent a 1-for-10 reverse sharesplit. The historical per share activity presented here has been retroactively adjusted to reflect this split. See Note 12.
(b)	Net investment income per share is calculated using the average shares method.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.
(e)	If an Affiliate had not made a contribution during the year ended December 31, 2020, the total return would have remained 7.86%.
(f)	Portfolio turnover rate excludes to-be-announced (“TBA”) transactions.
See accompanying notes to financial statements.
198

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20(a)	Year Ended 12/31/19(a)	Year Ended 12/31/18(a)
Net asset value, beginning of period	$ 122.91	$ 116.43	$ 106.60	$ 90.20	$ 108.10
Income (loss) from investment operations:
Net investment income (loss) (b)	3.16	3.09	2.28	3.20	3.00
Net realized and unrealized gain (loss)	(23.35)	6.56	9.49	16.40	(18.20)
Total from investment operations	(20.19)	9.65	11.77	19.60	(15.20)
Other capital	(0.00)(c)	—	(0.00)(c)	—	—
Distributions to shareholders from:
Net investment income	(2.36)	(3.17)	(1.94)	(3.20)	(2.70)
Net realized gains	—	—	—	—	(0.00)(c)
Total distributions	(2.36)	(3.17)	(1.94)	(3.20)	(2.70)
Net asset value, end of period	$ 100.36	$ 122.91	$ 116.43	$ 106.60	$ 90.20
Total return (d)	(16.43)%	8.37%	11.07%	21.70%	(13.99)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$4,827,067	$4,772,699	$3,270,962	$2,097,299	$1,907,599
Ratios to average net assets:
Total expenses	0.05%	0.05%	0.05%	0.06%	0.06%
Net expenses	0.05%	0.05%	0.05%	0.06%	0.06%
Net investment income (loss)	3.01%	2.48%	2.29%	3.19%	2.89%
Portfolio turnover rate	2%	2%	2%	28%	4%
(a)	After the close of trading on April 17, 2020, the State Street Global All Cap Equity Index Portfolio underwent a 1-for-10 reverse share split. The historical per share activity presented here has been retroactively adjusted to reflect this split.
(b)	Net investment income per share is calculated using the average shares method.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.
See accompanying notes to financial statements.
199

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET SMALL/MID CAP EQUITY INDEX PORTFOLIO
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20(a)	Year Ended 12/31/19(a)	Year Ended 12/31/18(a)
Net asset value, beginning of period	$ 316.31	$ 327.73	$ 254.60	$ 206.20	$ 242.00
Income (loss) from investment operations:
Net investment income (loss) (b)	3.73	3.50	3.01	3.60	3.80
Net realized and unrealized gain (loss)	(84.22)	36.64	79.67	54.20	(26.20)
Total from investment operations	(80.49)	40.14	82.68	57.80	(22.40)
Other capital	—	0.00(c)	—	—	—
Distributions to shareholders from:
Net investment income	(3.23)	(3.47)	(2.90)	(3.40)	(3.80)
Net realized gains	(2.10)	(48.09)	(6.65)	(6.00)	(9.60)
Total distributions	(5.33)	(51.56)	(9.55)	(9.40)	(13.40)
Net asset value, end of period	$ 230.49	$ 316.31	$ 327.73	$ 254.60	$ 206.20
Total return (d)	(25.44)%	12.50%	32.46%	27.98%	(9.07)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$1,629,196	$1,616,128	$1,065,859	$749,202	$628,732
Ratios to average net assets:
Total expenses	0.03%	0.02%	0.03%	0.05%	0.05%
Net expenses	0.03%	0.02%	0.03%	0.03%	0.03%
Net investment income (loss)	1.46%	0.96%	1.19%	1.48%	1.52%
Portfolio turnover rate	19%	28%	52%	51%	22%
(a)	After the close of trading on April 17, 2020, the State Street Small/Mid Cap Equity Index Portfolio underwent a 1-for-20 reverse share split. The historical per share activity presented here has been retroactively adjusted to reflect this split.
(b)	Net investment income per share is calculated using the average shares method.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.
See accompanying notes to financial statements.
200

STATE STREET INSTITUTIONAL INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS
December 31, 2022

1.    Organization
State Street Institutional Investment Trust (the “Trust”), a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (“1940 Act”), is an open-end management investment company.
As of December 31, 2022, the Trust consists of twenty-nine (29) series (and corresponding classes, each of which have the same rights and privileges, including voting rights), each of which represents a separate series of beneficial interest in the Trust. The Declaration of Trust permits the Board of Trustees of the Trust (the “Board” and each member there of, a "Trustee") to authorize the issuance of an unlimited number of shares of beneficial interest with no par value. The financial statements herein relate to the following series (each a "Fund" or "Portfolio" and collectively, the “Funds and Portfolios”):
Fund/Portfolio	Classes	Commencement of Operations	Diversification Classification
State Street Aggregate Bond Index Fund (the "Fund")	Class A Class I Class K	September 19, 2014 September 19, 2014 September 19, 2014	Diversified Diversified Diversified
State Street Global All Cap Equity ex-U.S. Index Fund (the "Fund")	Class A Class I Class K	September 17, 2014 September 17, 2014 September 17, 2014	Diversified Diversified Diversified
State Street Small/Mid Cap Equity Index Fund (the "Fund")	Class A Class I Class K	October 16, 2015 October 16, 2015 August 12, 2015	Diversified Diversified Diversified
State Street Aggregate Bond Index Portfolio (the "Portfolio")		September 19, 2014	Diversified
State Street Global All Cap Equity ex-U.S. Index Portfolio (the "Portfolio")		September 17, 2014	Diversified
State Street Small/Mid Cap Equity Index Portfolio (the "Portfolio")		August 12, 2015	Diversified
Each Fund is part of a master-feeder structure and invests substantially all of its assets in its respective master portfolio as shown below. Each Portfolio is a separate series of the Trust. The performance of each Fund is directly affected by the performance of its respective Portfolio. The financial statements of the Portfolios, including their Schedules of Investments are included in this report and should be read in conjunction with the corresponding Fund’s financial statements.
Fund Name	Portfolio Name	Fund Ownership Interest in Portfolio at December 31, 2022
State Street Aggregate Bond Index Fund	State Street Aggregate Bond Index Portfolio	29.39%
State Street Global All Cap Equity ex- U.S. Index Fund	State Street Global All Cap Equity ex- U.S. Index Portfolio	23.57%
State Street Small/Mid Cap Equity Index Fund	State Street Small/Mid Cap Equity Index Portfolio	22.55%
Class A shares are available to the general public for investment through transaction-based financial intermediaries. Class A shares impose a sales charge (as a percentage of offering price) and may be subject to a 1% contingent deferred sales charge (“CDSC”) if no initial sales charge was paid at the time of purchase of an investment of $1,000,000 or more and the shares are redeemed within 18 months of purchase.
Class I shares and Class K shares are sold without a sales charge and only to certain eligible investors.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred.
2.    Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:
201

STATE STREET INSTITUTIONAL INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2022

The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. Each Fund and Portfolio is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.
Security Valuation
Each Fund records its investments in its respective Portfolio at fair value (net asset value) each business day. The valuation policy of the Portfolios is discussed below:
Each Portfolio’s investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of each Portfolio are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board. The Committee provides oversight of the valuation of investments for the Portfolios. The Board has responsibility for overseeing the determination of the fair value of investments.
Valuation techniques used to value each Portfolio’s investments by major category are as follows:
•   Equity investments traded on a recognized securities exchange for which market quotations are readily available are valued at the last sale price or official closing price, as applicable, on the primary market or exchange on which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last published sale price or at fair value.
•   Rights and warrants are valued at the last reported sale price obtained from independent pricing services or brokers on the valuation date. If no price is obtained from pricing services or brokers, valuation will be based upon the intrinsic value, pursuant to the valuation policy and procedures approved by the Board.
•   Investments in registered investment companies (including money market funds) or other unitized pooled investment vehicles that are not traded on an exchange are valued at that day’s published net asset value (“NAV”) per share or unit.
•   Government and municipal fixed income securities are generally valued using quotations from independent pricing services or brokers. Certain government inflation-indexed securities may require a calculated fair valuation as the cumulative inflation is contained within the price provided by the pricing service or broker. For these securities, the inflation component of the price is “cleaned” from the pricing service or broker price utilizing the published inflation factors in order to ensure proper accrual of income.
•   Debt obligations (including short-term investments) are valued using quotations from independent pricing services or brokers or are generally valued at the last reported evaluated prices.
•   Exchange-traded futures contracts are valued at the closing settlement price on the primary market on which they are traded most extensively. Exchange-traded futures contracts traded on a recognized exchange for which there were no sales on that day are valued at the last reported sale price obtained from independent pricing services or brokers or at fair value.
In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.
A “significant event” is an event that the Board believes, with a reasonably high degree of certainty, has caused the closing market prices of a Fund’s portfolio securities to no longer reflect their value at the time of the Fund’s net asset value calculation. Fair value may be determined using an independent fair value service under valuation procedures approved by the Board. The independent fair value service takes into account multiple factors including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures
202

STATE STREET INSTITUTIONAL INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2022

contracts and foreign currency exchange rates that have occurred subsequent to the close of foreign securities exchanges. The use of the independent fair value service or alternative fair valuation methods would result in the investments being classified within Level 2 of the fair value hierarchy.
Various inputs are used in determining the value of the Portfolios' investments.
The Portfolios value their assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.
The three levels of the fair value hierarchy are as follows:
•  Level 1 – Unadjusted quoted prices in active markets for an identical asset or liability
•   Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and
•   Level 3 – Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.
The value of the Portfolio’s investments according to the fair value hierarchy as of December 31, 2022 is disclosed in the Portfolio’s respective Schedule of Investments.
Investment Transactions and Income Recognition
Investment transactions are accounted for on trade date for financial reporting purposes. Realized gains and losses from the sale or disposition of investments and foreign exchange transactions, if any, are determined using the identified cost method. Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, or when the information becomes available, net of any foreign taxes withheld at source, if any. Interest income is recorded daily on an accrual basis. All premiums and discounts are amortized/accreted for financial reporting purposes. Non-cash dividends received in the form of stock, if any, are recorded as dividend income at fair value. Distributions received by the Portfolios may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains.
Certain Portfolios invest in real estate investment trusts (“REITs”). REITs determine the tax character of their distributions annually and may characterize a portion of their distributions as a return of capital or capital gain. The Portfolios' policy is to record all REIT distributions initially as dividend income and re-designate the prior calendar year’s to return of capital or capital gains distributions at year end based on information provided by the REITs and/or SSGA Funds Management, Inc’s. (the “Adviser” or “SSGA FM”) estimates of such re-designations for which actual information has not yet been reported.
Expenses
Certain expenses, which are directly identifiable to a specific Fund or Portfolio, are applied to that Fund or Portfolio within the Trust. Other expenses which cannot be attributed to a specific Fund or Portfolio are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Funds and Portfolios within the Trust. Class specific expenses are borne by each class.
Foreign Currency Translation
The accounting records of the Funds and Portfolios are maintained in U.S. dollars. Foreign currencies as well as investment securities and other assets and liabilities denominated in a foreign currency are translated to U.S. dollars using exchange rates at period end. Purchases and sales of securities, income receipts and expense payments denominated in foreign currencies are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.
203

STATE STREET INSTITUTIONAL INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2022

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.
Foreign Taxes
The Portfolios may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, realized and unrealized capital gain on investments or certain foreign currency transactions. Foreign taxes are recorded in accordance with SSGA FM's understanding of the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Portfolios invest. These foreign taxes, if any, are paid by the Portfolios and are reflected in the Statements of Operations, if applicable. Foreign taxes payable or deferred as of December 31, 2022, if any, are disclosed in the Portfolios' Statements of Assets and Liabilities.
Distributions
The following Funds and Portfolios declare and distribute from net investment income, if any, to its shareholders:
Name	Frequency
State Street Aggregate Bond Index Fund	Monthly
State Street Global All Cap Equity ex-U.S. Index Fund	Annually
State Street Small/Mid Cap Equity Index Fund	Annually
State Street Aggregate Bond Index Portfolio	Monthly
State Street Global All Cap Equity ex-U.S. Index Portfolio	Annually
State Street Small/Mid Cap Equity Index Portfolio	Annually
Net realized capital gains, if any, are distributed annually. Dividends may be declared and paid more frequently or at any other times to improve Index tracking or to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (“Internal Revenue Code”).
3.    Securities and Other Investments
Delayed Delivery Transactions and When-Issued Securities
During the period, certain Portfolios transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in each applicable Portfolio’s Schedule of Investments. The Portfolios may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Portfolios identify securities as segregated in their records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract’s terms, or if the issuer does not issue the securities due to political, economic or other factors.
4.    Derivative Financial Instruments
Futures Contracts
The Portfolios may enter into futures contracts to meet the Portfolios’ objectives. A futures contract is a standardized, exchange-traded agreement to buy or sell a financial instrument at a set price on a future date. Upon entering into a futures contract, the Portfolio is required to deposit with the broker, cash or securities in an amount equal to the minimum initial margin requirements of the clearing house. Securities deposited, if any, are designated on the Portfolio's Schedule of Investments and cash deposited, if any, is included in Net cash at broker on the Portfolio's Statement of Assets and Liabilities. Subsequent payments are made or received by the Portfolio
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December 31, 2022

equal to the daily change in the contract value, accumulated, exchange rates, and/or other transactional fees. The accumulation of those payments are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses. The Portfolios recognize a realized gain or loss when the contract is closed.
Losses may arise if the value of a futures contract decreases due to unfavorable changes in the market rates or values of the underlying instrument during the term of the contract or if the counterparty does not perform under the contract. The use of futures contracts also involves the risk that the movements in the price of the futures contracts do not correlate with the movement of the assets underlying such contracts.
For the period ended December 31, 2022, the following Portfolios entered into futures contracts for the strategies listed below:
Portfolios	Strategies
State Street Global All Cap Equity ex- U.S. Index Portfolio	Cash equitization, reduce tracking error and to facilitate daily liquidity
State Street Small/Mid Cap Equity Index Portfolio	Cash equitization, reduce tracking error and to facilitate daily liquidity
The following tables summarize the value of the Portfolios' derivative instruments as of December 31, 2022, and the related location in the accompanying Statements of Assets and Liabilities and Statements of Operations, presented by primary underlying risk exposure:
	Liability Derivatives
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Equity Risk	Commodity Risk	Total
State Street Global All Cap Equity ex- U.S. Index Portfolio
Futures Contracts	$—	$—	$—	$82,563	$—	$82,563
State Street Small/Mid Cap Equity Index Portfolio
Futures Contracts	—	—	—	4,655	—	4,655
	Net Realized Gain (Loss)
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Equity Risk	Commodity Risk	Total
State Street Global All Cap Equity ex- U.S. Index Portfolio
Futures Contracts	$—	$—	$—	(41,861,443)	$—	(41,861,443)
State Street Small/Mid Cap Equity Index Portfolio
Futures Contracts	—	—	—	(2,397,460)	—	(2,397,460)
	Net Change in Unrealized Appreciation (Depreciation)
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Equity Risk	Commodity Risk	Total
State Street Global All Cap Equity ex- U.S. Index Portfolio
Futures Contracts	$—	$—	$—	(1,284,517)	$—	(1,284,517)
State Street Small/Mid Cap Equity Index Portfolio
Futures Contracts	—	—	—	(292,950)	—	(292,950)
5.    Fees and Transactions with Affiliates
Advisory Fee
The Funds and Portfolios retained SSGA FM as their investment adviser. Each Fund has entered into an Investment Advisory Agreement with the Adviser. For its advisory services, each Fund pays the Adviser a management fee accrued daily and paid monthly, based on a percentage of each Fund’s average daily net assets
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December 31, 2022

as shown in the following table:
Annual Rate
State Street Aggregate Bond Index Fund	0.025%
State Street Global All Cap Equity ex- U.S. Index Fund	0.06
State Street Small/Mid Cap Equity Index Fund	0.03
The Portfolios pay no investment advisory fees to SSGA FM.
SSGA FM is contractually obligated until April 30, 2023 to waive up to the full amount of the management fee payable by a Fund or its Portfolio, and/or to reimburse a Fund or its Portfolio to the extent that total expenses (exclusive of non-recurring account fees, interest, taxes, extraordinary expenses, and distribution, shareholder servicing and sub-transfer agency fees) exceed the following percentage of average daily net assets on an annual basis of a Fund or its Portfolio:
Expense Limitations
State Street Aggregate Bond Index Fund	0.025%
State Street Small/Mid Cap Equity Index Fund	0.045
State Street Aggregate Bond Index Portfolio	0.025
State Street Global All Cap Equity Ex- U.S. Index Portfolio	0.080
State Street Small/Mid Cap Equity Index Portfolio	0.030
With respect to State Street Global All Cap Equity ex-U.S. Fund, SSGA FM is contractually obligated until April 30, 2023 to waive up to the full amount of the management fee payable by the Fund, and/or to reimburse the Fund to the extent that total expenses (exclusive of non-recurring accounting fees, interest, taxes, extraordinary expenses, acquired fund fees and expenses, and any class-specific expenses, such as distribution, shareholder servicing, sub-transfer agency and administration fees) exceed 0.015% of average daily net assets on an annual basis.
The expense limitation for each Fund is inclusive of the allocation of expenses from its respective Portfolio. This waiver and/or reimbursement may not be terminated prior to April 30, 2023 except with the approval of the Board.
For the period ended December 31, 2022, SSGA FM reimbursed or waived the fees under these agreements as shown on the respective Statements of Operations.
Administrator, Custodian, Sub-Administrator and Transfer Agent Fees
SSGA FM serves as administrator and State Street Bank and Trust Company (“State Street”), an affiliate of the Adviser, serves as custodian and sub-administrator to the Funds. For its administrative services, each Fund pays SSGA FM a fee at an annual rate of 0.05% of its average daily net assets of the Fund. The fees are accrued daily and paid monthly. For its services as custodian, each Fund pays State Street an annual fee. SSGA FM pays State Street for its services as sub-administrator.
SSGA FM serves as administrator and State Street serves as the custodian, sub-administrator and transfer agent to the Portfolios. For its services as custodian, sub-administrator and transfer agent each Portfolio pays State Street an annual fee. The fees are accrued daily and paid monthly.
Distributor Fees
State Street Global Advisors Funds Distributors, LLC (“SSGA FD” or the “Distributor”), an affiliate of the Adviser, serves as the Distributor of the Funds.
The Funds have adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act, under which each Fund may compensate the Distributor (or others) for services in connection with the distribution of the Fund’s Class A shares and for services provided to shareholders in that class (the “Plan”). The Plan calls for payments at an annual rate (based on average daily net assets) of 0.25% of the Fund’s net assets attributable to its Class A shares. In addition to payments under the Plan, the Funds may reimburse SSGA FD or its affiliates for payments it makes to financial intermediaries that provide certain administrative, recordkeeping, and account maintenance services. The amount of the reimbursement and the manner in which it is calculated are reviewed by the Trustees periodically.
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December 31, 2022

Other Transactions with Affiliates - Securities Lending
State Street, an affiliate of the Funds and Portfolios, acts as the securities lending agent for the Funds and Portfolios, pursuant to an amended and restated securities lending authorization agreement dated January 6, 2017, as amended.
Net proceeds collected by State Street on investment of cash collateral or any fee income less rebates payable to borrowers are paid as follows: If the calendar year to date net proceeds is below a specified threshold across participating affiliated funds and portfolios, each Fund and Portfolio retains eighty five percent (85%) of the net proceeds and fifteen percent (15%) of such net proceeds is payable to State Street. Starting the business day following the date that calendar year to date net proceeds exceeds a specified threshold, each Fund and Portfolio retains ninety percent (90%) of the net proceeds and ten percent (10% ) of such net proceeds is payable to State Street.
In addition, cash collateral from lending activities is invested in the State Street Navigator Securities Lending Portfolio II, an affiliated fund, for which SSGA FM serves as investment adviser. See Note 9 for additional information regarding securities lending.
Other Transactions with Affiliates
The Portfolios may invest in affiliated entities, including securities issued by State Street Corporation, affiliated funds, or entities deemed to be affiliates as a result of the Portfolios owning more than five percent of the entity’s voting securities or outstanding shares. Amounts relating to these transactions during the year ended December 31, 2022 are disclosed in the Schedules of Investments.
SSGA FM and State Street combined to make voluntary contributions to the State Street Aggregate Bond Index Fund and the State Street Small/Mid Cap Equity Index Fund during the year ended December 31, 2022 in the amounts of $378,243 and $230,431, respectively, related to an accounting matter.
Due to Custodian
In certain circumstances, the Funds or Portfolios may have cash overdrafts with the custodian due to expense payments, capital transactions, trading of securities, investment operations or derivative transactions. The Due to custodian amount, if any, reflects cash overdrawn with State Street, as custodian, who is an affiliate of the Funds and Portfolios.
6.    Trustees’ Fees
The fees and expenses of the Trustees who are not "interested persons" of the Trust, as defined in the 1940 Act ("Independent Trustees"), are paid directly by the Funds. The Independent Trustees are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.
7.    Investment Transactions
Purchases and sales of investments (excluding in-kind transactions, derivative contracts and short term investments) for the period ended December 31, 2022, were as follows:
	U.S. Government Obligations		Other Securities
	Purchases	Sales	Purchases	Sales
State Street Aggregate Bond Index Portfolio	$605,763,475	$408,161,441	$ 159,344,806	$ 1,721,603
State Street Global All Cap Equity ex- U.S. Index Portfolio	—	—	1,241,981,280	97,953,632
State Street Small/Mid Cap Equity Index Portfolio	—	—	785,676,694	287,606,352
8.    Income Tax Information
The Funds and the Portfolios have qualified and intend to continue to qualify as regulated investment companies under Subchapter M of the Internal Revenue Code. Each Fund and each Portfolio will not be subject to federal income taxes to the extent it distributes its taxable income, including any net realized capital gains, for each fiscal year. Therefore, no provision for federal income tax is required.
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December 31, 2022

The Funds and the Portfolios file federal and various state and local tax returns as required. No income tax returns are currently under examination. Generally, the federal returns are subject to examination by the Internal Revenue Service for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction. SSGA FM has analyzed the Funds’ and Portfolios’ tax positions taken on tax returns for all open years and does not believe there are any uncertain tax positions that would require recognition of a tax liability.
Distributions to shareholders are recorded on ex-dividend date. Income dividends and gain distributions are determined in accordance with income tax rules and regulations, which may differ from generally accepted accounting principles.
Certain capital accounts in the financial statements have been adjusted for permanent book-tax differences. These adjustments have no impact on net asset values or results of operations. Temporary book-tax differences will reverse in the future. These book-tax differences are primarily due to nontaxable dividend adjustments to income, foreign currencies, passive foreign investment companies, partnership basis adjustments, wash sale loss deferrals, and futures contracts.
The tax character of distributions paid during the year ended December 31, 2022, was as follows:
	Ordinary Income	Long-Term Capital Gains	Total
State Street Aggregate Bond Index Fund	$ 14,250,513	$ 61,346	$ 14,311,859
State Street Global All Cap Equity ex- U.S. Index Fund	26,170,994	5,599,486	31,770,480
State Street Small/Mid Cap Equity Index Fund	5,271,685	48,113,445	53,385,130
State Street Aggregate Bond Index Portfolio	47,914,573	—	47,914,573
State Street Global All Cap Equity ex- U.S. Index Portfolio	116,226,421	—	116,226,421
State Street Small/Mid Cap Equity Index Portfolio	23,652,749	11,898,345	35,551,094
The tax character of distributions paid during the year ended December 31, 2021, was as follows:
	Ordinary Income	Long-Term Capital Gains	Total
State Street Aggregate Bond Index Fund	$ 10,507,301	$ 8,990,126	$ 19,497,427
State Street Global All Cap Equity ex- U.S. Index Fund	28,787,282	17,480,203	46,267,485
State Street Small/Mid Cap Equity Index Fund	13,140,252	22,386,967	35,527,219
State Street Aggregate Bond Index Portfolio	34,362,489	—	34,362,489
State Street Global All Cap Equity ex- U.S. Index Portfolio	117,603,601	—	117,603,601
State Street Small/Mid Cap Equity Index Portfolio	47,466,877	172,460,909	219,927,786
At December 31, 2022, the components of distributable earnings on a tax basis were as follows:
	Undistributed Ordinary Income	Capital Loss Carryforwards	Undistributed Long-Term Capital Gains	Net Unrealized Gains (Losses)	Total
State Street Aggregate Bond Index Fund	$ 197,434	$ —	$ —	$ (112,382,371)	$ (112,184,937)
State Street Global All Cap Equity ex- U.S. Index Fund	—	—	526,563	(114,025,233)	(113,498,670)
State Street Small/Mid Cap Equity Index Fund	238,073	—	2,849,656	(123,715,844)	(120,628,115)
State Street Aggregate Bond Index Portfolio	179,166	(33,781,400)	—	(293,453,323)	(327,055,557)
State Street Global All Cap Equity ex- U.S. Index Portfolio	3,488,259	(92,850,279)	—	(41,828,336)	(131,190,356)
State Street Small/Mid Cap Equity Index Portfolio	762,181	—	3,554,560	(228,998,255)	(224,681,514)
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NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2022

As of December 31, 2022, the Funds and Portfolios had capital loss carryforwards available to offset future realized capital gains as follows:
	Non-Expiring Short Term	Non-Expiring Long Term
State Street Aggregate Bond Index Portfolio	$20,228,395	$13,553,005
State Street Global All Cap Equity ex- U.S. Index Portfolio	25,326,641	67,523,638
As of December 31, 2022, gross unrealized appreciation and gross unrealized depreciation of investments based on cost for federal income tax purposes were as follows:
	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
State Street Aggregate Bond Index Fund	$ 721,794,614	$ —	$ 112,382,371	$ (112,382,371)
State Street Global All Cap Equity ex- U.S. Index Fund	1,252,109,494	—	114,025,233	(114,025,233)
State Street Small/Mid Cap Equity Index Fund	491,287,582	—	123,715,846	(123,715,846)
State Street Aggregate Bond Index Portfolio	2,475,919,979	909,623	294,362,946	(293,453,323)
State Street Global All Cap Equity ex- U.S. Index Portfolio	5,252,826,992	535,213,396	572,030,243	(36,816,847)
State Street Small/Mid Cap Equity Index Portfolio	1,937,572,347	161,807,109	390,805,364	(228,998,255)
9.    Securities Lending
Each Portfolio may lend securities to qualified broker-dealers or institutional investors. The loans are secured at all times by cash, cash equivalents or U.S. government securities in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. The value of the collateral with respect to a loaned security may be temporarily more or less than the value of a security due to market fluctuations of securities values. With respect to each loan, if on any U.S. business day the aggregate market value of securities collateral plus cash collateral is less than the aggregate market value of the securities which are subject to the loan, the borrower will be notified to provide additional collateral on the next business day.
The Portfolios will regain record ownership of loaned securities to exercise certain beneficial rights; however, the Portfolios may bear the risk of delay in recovery of, or even loss of rights in the securities loaned should the borrower fail financially. In addition, a Portfolio will bear the risk of loss of any cash collateral that it may invest. Each Portfolio receives compensation for lending its securities from interest or dividends earned on the cash, cash equivalents or U.S. government securities held as collateral, net of fee rebates paid to the borrower and net of fees paid to State Street as the lending agent. Additionally, a Portfolio will receive a fee from the borrower for non-cash collateral equal to a percentage of the market value of the loaned securities.
The market value of securities on loan as of December 31, 2022, and the value of the invested cash collateral are disclosed in the Portfolios' Statements of Assets and Liabilities. Non-cash collateral is not disclosed in the Portfolios' Statements of Assets and Liabilities as it is held by the lending agent on behalf of the Portfolios, and the Portfolios do not have the ability to re-hypothecate those securities. Securities lending income, as disclosed in the Portfolios' Statements of Operations, represents the income earned from the non-cash collateral and the investment of cash collateral, net of fee rebates paid to the borrower and net of fees paid to State Street as lending agent.
The following is a summary of each Portfolio's securities lending agreements and related cash and non-cash collateral received as of December 31, 2022:
Portfolio	Market Value of Securities on Loan	Cash Collateral Received	Non-Cash Collateral Received*	Total Collateral Received
State Street Aggregate Bond Index Portfolio	$ 105,730,855	$ 82,618,698	$ 25,662,235	$ 108,280,933
State Street Global All Cap Equity ex- U.S. Index Portfolio	255,826,310	198,045,220	72,651,621	270,696,841
State Street Small/Mid Cap Equity Index Portfolio	121,420,564	81,374,120	43,852,568	125,226,688
*	The non-cash collateral includes U.S. Treasuries and U.S. Government Agency securities.
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NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2022

The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged or securities loaned, and the remaining contractual maturity of those transactions as of December 31, 2022:
		Remaining Contractual Maturity of the Agreements as of December 31, 2022
Portfolio	Securities Lending Transactions	Overnight and Continuous	<30 Days	Between 30 & 90 Days	>90 Days	Total Borrowings	Gross Amount of Recognized Liabilities for Securities Lending Transactions
State Street Aggregate Bond Index Portfolio	Corporate Bonds & Notes	$ 30,043,045	$—	$—	$—	$ 30,043,045	$ 30,043,045
State Street Aggregate Bond Index Portfolio	Foreign Government Obligations	8,435,688	—	—	—	8,435,688	8,435,688
State Street Aggregate Bond Index Portfolio	U.S. Government Agency Obligations	3,862,201	—	—	—	3,862,201	3,862,201
State Street Aggregate Bond Index Portfolio	U.S. Treasury Obligations	40,277,764	—	—	—	40,277,764	40,277,764
State Street Global All Cap Equity Ex- U.S. Index Portfolio	Common Stocks	198,045,220	—	—	—	198,045,220	198,045,220
State Street Small/Mid Cap Equity Index Portfolio	Common Stocks	81,366,735	—	—	—	81,366,735	81,366,735
State Street Small/Mid Cap Equity Index Portfolio	Rights	7,385	—	—	—	7,385	7,385
10.    Line of Credit
The Portfolios and other affiliated funds (each, a “Participant” and collectively, the “Participants”) have access to $200 million of a $1.275 billion ($1.1 billion prior to October 6, 2022) revolving credit facility provided by a syndication of banks under which the Participants may borrow to fund shareholder redemptions. This agreement expires in October 2023 unless extended or renewed.
The Participants are charged an annual commitment fee which is calculated based on the unused portion of the shared credit line. Commitment fees are allocated among each of the Participants based on relative net assets. Commitment fees are ordinary fund operating expenses. A Participant incurs and pays the interest expense related to its borrowing. Interest is calculated at a rate per annum equal to the sum of 1.00% plus the greater of the New York Fed Bank Rate and the one-month SOFR Rate.
The Portfolios had no outstanding loans as of December 31, 2022.
11.    Risks
Concentration Risk
As a result of the Portfolios’ ability to invest a large percentage of their assets in obligations of issuers within the same country, state, region, currency or economic sector, an adverse economic, business or political development may affect the value of the Portfolios’ investments more than if the Portfolios were more broadly diversified.
Foreign and Emerging Markets Risks
Investing in foreign markets involves risks and considerations not typically associated with investing in the U.S. Foreign securities may be subject to risk of loss because of government regulation, economic, political and social instability in the countries in which the Portfolios invest. Foreign markets may be less liquid than investments in the U.S. and may be subject to the risks of currency fluctuations. To the extent that a Portfolio invests in securities of issuers located in emerging markets, these risks may be even more pronounced.
Credit Risk
A Portfolio may be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Portfolio has unsettled or open transactions defaults.
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NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2022

Market Risk
Each Portfolio’s investments are subject to changes in general economic conditions, general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and general market liquidity. Each Portfolio is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness, such as COVID-19, or other public health issues, or other events could have a significant impact on a Portfolio and its investments.
Russian Sanctions Risk
Sanctions threatened or imposed by a number of jurisdictions, including the United States, the European Union and the United Kingdom, and other intergovernmental actions that have been or may be undertaken in the future, against Russia, Russian entities or Russian individuals, may result in the devaluation of Russian currency, a downgrade in the country’s credit rating, an immediate freeze of Russian assets, a decline in the value and liquidity of Russian securities, property or interests, and/or other adverse consequences to the Russian economy or a Portfolio. The scope and scale of sanctions in place at a particular time may be expanded or otherwise modified in a way that have negative effects on a Portfolio. Sanctions, or the threat of new or modified sanctions, could impair the ability of a Portfolio to buy, sell, hold, receive, deliver or otherwise transact in certain affected securities or other investment instruments. Sanctions could also result in Russia taking counter measures or other actions in response, which may further impair the value and liquidity of Russian securities. These sanctions, and the resulting disruption of the Russian economy, may cause volatility in other regional and global markets and may negatively impact the performance of various sectors and industries, as well as companies in other countries, which could have a negative effect on the performance of a Portfolio, even if a Portfolio does not have direct exposure to securities of Russian issuers. As a collective result of the imposition of sanctions, Russian government countermeasures and the impact that they have had on the trading markets for Russian securities, certain Portfolios have used, and may in the future use, fair valuation procedures approved by the Portfolio’s Board to value certain Russian securities, which could result in such securities being deemed to have a zero value.
12.    Recent Accounting Pronouncement
In March 2020, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update No. 2020-04 (“ASU 2020-04”), “Reference Rate Reform (Topic 848)”. In response to concerns about structural risks of interbank offered rates, and particularly the risk of cessation of LIBOR, regulators have undertaken reference rate reform initiatives to identify alternative reference rates that are more observable or transaction based and less susceptible to manipulation. ASU 2020-04 provides optional guidance for a limited period of time to ease the potential burden in accounting for (or recognizing the effects of) reference rate reform on financial reporting. ASU 2020-04 is elective and applies to all entities, subject to meeting certain criteria, that have contracts, hedging relationships, and other transactions that reference LIBOR or another reference rate expected to be discontinued because of reference rate reform. The relief provided is temporary and generally cannot be applied to contract modifications that occur after December 31, 2022, or hedging relationships entered into or evaluated after that date. However, the FASB has indicated that it will revisit the sunset date in Topic 848 after the LIBOR administrator makes a final decision on a phaseout date. On November 30, 2020, the LIBOR administrator proposed extending the publication of the overnight and the one-, three-, six- and 12-month USD LIBOR settings through June 30, 2023, when many existing contracts that reference LIBOR will have expired. Management is currently evaluating the impact of the guidance.
13.    Subsequent Events
Management has evaluated the impact of all subsequent events on the Funds and Portfolios through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.
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REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of State Street Aggregate Bond Index Fund, State Street Global All Cap Equity ex-U.S. Index Fund, State Street Small/Mid Cap Equity Index Fund, State Street Aggregate Bond Index Portfolio, State Street Global All Cap Equity ex-U.S. Index Portfolio and State Street Small/Mid Cap Equity Index Portfolio and the Board of Trustees of State Street Institutional Investment Trust
Opinion on the Financial Statements
We have audited the accompanying statements of assets and liabilities of State Street Aggregate Bond Index Fund, State Street Global All Cap Equity ex-U.S. Index Fund and State Street Small/Mid Cap Equity Index Fund (collectively referred to as the “Funds”) and State Street Aggregate Bond Index Portfolio, State Street Global All Cap Equity ex-U.S. Index Portfolio and State Street Small/Mid Cap Equity Portfolio (collectively referred to as the “Portfolios”) (six of the series constituting the State Street Institutional Investment Trust (the “Trust”)), including the schedules of investments, as of December 31, 2022, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds and Portfolios (six of the series constituting State Street Institutional Investment Trust) at December 31, 2022, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended and their financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2022, by correspondence with the custodian, brokers and others; when replies were not received from brokers and others, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more State Street Global Advisors investment companies since 2000.
Boston, Massachusetts
February 24, 2023
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OTHER INFORMATION
December 31, 2022 (Unaudited)

Expense Example
As a shareholder of a Fund or Portfolio, you incur two types of costs: (1) transaction costs, including sales charges (loads), if applicable, on purchase payments, reinvested dividends, or other distributions and (2) ongoing costs, including advisory fees and to the extent applicable, distribution (12b-1) and/or service fees; and other Fund or Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund or Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from July 1, 2022 to December 31, 2022.
The table below illustrates your Fund's or Portfolio’s cost in two ways:
Based on actual fund return ——This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from each Fund's or Portfolio's actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund or Portfolio. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Fund or Portfolio under the heading "Expenses Paid During Period".
Based on hypothetical 5% return ——This section is intended to help you compare your Fund's or Portfolio’s costs with those of other mutual funds. It assumes that the Fund or Portfolio had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case, because the return used is not the Fund's or Portfolio’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the U.S. Securities and Exchange Commission (the “SEC”) requires all mutual funds to calculate expenses based on a 5% return. You can assess your Fund's or Portfolio’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales load charges (loads). Therefore, the hypothetical 5% return section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
		Actual		Hypothetical (assuming a 5% return before expenses)
	Annualized Expense Ratio	Ending Account Value	Expenses Paid During Period	Ending Account Value	Expenses Paid During Period
State Street Aggregate Bond Index Fund
Class A	0.45%	$ 965.70	$2.23(a)	$1,022.90	$2.29(a)
Class I	0.20	967.00	0.99(a)	1,024.20	1.02(a)
Class K	0.00(b)	967.90	0.00(a)	1,025.20	0.00(a)
State Street Global All Cap Equity Ex- U.S. Index Fund
Class A	0.46	1,027.50	2.35(a)	1,022.90	2.35(a)
Class I	0.18	1,029.00	0.92(a)	1,024.30	0.92(a)
Class K	0.01	1,029.80	0.05(a)	1,025.20	0.05(a)
State Street Small/Mid Cap Equity Index Fund
Class A	0.47	1,021.50	2.39(a)	1,022.80	2.40(a)
Class I	0.22	1,022.80	1.12(a)	1,024.10	1.12(a)
Class K	0.02	1,023.80	0.10(a)	1,025.10	0.10(a)
State Street Aggregate Bond Index Portfolio	0.02	968.20	0.10(c)	1,025.10	0.10(c)
State Street Global All Cap Equity ex- U.S. Index Portfolio	0.05	1,029.90	0.26(c)	1,025.00	0.26(c)
State Street Small/Mid Cap Equity Index Portfolio	0.02	1,024.00	0.10(c)	1,025.10	0.10(c)

(a)	Expenses are equal to the Fund’s annualized net expense ratio, which includes the Fund’s proportionate share of the expenses of the Portfolio, multiplied by the average account value of the period, multiplied by 184, then divided by 365.
(b)	Amount is less than $0.005.
(c)	Expenses are equal to the Portfolio's annualized net expense ratio multiplied by the average account value of the period, multiplied by 184, then divided by 365.
213

STATE STREET INSTITUTIONAL INVESTMENT TRUST
OTHER INFORMATION  (continued)
December 31, 2022 (Unaudited)

Tax Information
For federal income tax purposes, the following information is furnished with respect to the distributions of the Trust for its fiscal year ended December 31, 2022.
Dividends Received Deduction
Each Fund reports the maximum amount allowable of its net taxable income as eligible for the corporate dividends received deduction.
Qualified Dividend Income
A portion of dividends distributed by the Funds during the fiscal year ended December 31, 2022 are considered qualified dividend income and are eligible for reduced tax rates. Each Fund reports the maximum amount allowable of its net taxable income as qualified dividend income as provided in the Jobs and Growth Tax Relief Reconciliation Act of 2003.
Capital Gain Dividend
The Funds and Portfolios hereby designate as a capital gain dividend the amount reflected below, or if subsequently determined to be different, the net capital gain of such fiscal period.
Amount
State Street Aggregate Bond Index Fund	$ 61,346
State Street Global All Cap Equity ex- U.S. Index Fund	5,599,486
State Street Small/Mid Cap Equity Index Fund	48,113,445
State Street Small/Mid Cap Equity Index Portfolio	11,898,345
Foreign Tax Credit
The Funds have made an election under the Internal Revenue Code Section 853 to pass through foreign taxes paid by the Funds to its shareholders. For the year ended December 31, 2022, the total amount of foreign taxes that will be passed through are:
Amount
State Street Global All Cap Equity ex- U.S. Index Fund	$ 2,451,572
State Street Global All Cap Equity ex- U.S. Index Portfolio	10,794,199
The amount of foreign source income earned on the following Fund and Portfolio during the year ended December 31, 2022 was as follows:
Amount
State Street Global All Cap Equity ex- U.S. Index Fund	$ 22,772,514
State Street Global All Cap Equity ex- U.S. Index Portfolio	150,609,979
Proxy Voting Policies and Procedures and Records
The Funds and Portfolios have adopted the proxy voting policies of the Adviser. A description of the Trust’s proxy voting policies and procedures that are used by the Funds’ and Portfolios’ Adviser to vote proxies relating to the Portfolios’ and Funds’ portfolios of securities are available (i) without charge, upon request, by calling 1-800-997-7327 (toll free) and (ii) on the SEC's website at www.sec.gov.
Information regarding how the Funds and Portfolios voted for the prior 12-month period ended June 30 is available by August 31 of each year by calling the same number and on the SEC’s website, at www.sec.gov, and on the Funds' and Portfolios' website at www.ssga.com.
214

STATE STREET INSTITUTIONAL INVESTMENT TRUST
OTHER INFORMATION  (continued)
December 31, 2022 (Unaudited)

Quarterly Portfolio Schedule
Following the Funds' and Portfolios' first and third fiscal quarter-ends, complete Schedules of Investments are filed with the SEC as exhibits on Form N-PORT, which can be found on the SEC's website at www.sec.gov and on the Funds' website at www.ssga.com. The Funds’ and Portfolios' Schedules of Investments are available upon request, without charge, by calling 1-800-997-7327 (toll free).
215

STATE STREET INSTITUTIONAL INVESTMENT TRUST
OTHER INFORMATION  (continued)
December 31, 2022 (Unaudited)

TRUSTEES AND OFFICERS INFORMATION
Name, Address and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation During the Past Five Years and Relevant Experience	Number of Funds in Fund Complex Overseen by Trustee†	Other Directorships Held by Trustee During the Past Five Years
Trustees
Independent Trustees
Michael F. Holland(1) c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1944	Trustee and Co- Chairperson of the Board	Term: Indefinite Elected: 7/99	Chairman, Holland & Company L.L.C. (investment adviser) (1995 - present).	55	Director, the Holland Series Fund, Inc.; Director, The China Fund, Inc. (1992 - 2017); Director, The Taiwan Fund, Inc. (2007 - 2017); Director, Reaves Utility Income Fund, Inc.; and Director, Blackstone/GSO Loans (and Real Estate) Funds.
Patrick J. Riley c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1948	Trustee and Co- Chairperson of the Board	Term: Indefinite Elected: 1/14	Associate Justice of the Superior Court, Commonwealth of Massachusetts (2002 - May 2010); Partner, Riley, Burke & Donahue, L.L.P. (law firm) (1985 - 2002); Independent Director, State Street Global Advisors Europe Limited (investment company) (1998 - present); Independent Director, SSGA Liquidity PLC (formerly, SSGA Cash Management Fund PLC) (1998 - present); Independent Director, SSGA Fixed Income PLC (January 2009 - present); Independent Director, SSGA Qualified Funds PLC (January 2009 - 2019).	55	Board Director and Chairman, SPDR Europe I PLC Board (2011 - present); Board Director and Chairman, SPDR Europe II, PLC (2013 - present).
John R. Costantino c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1946	Trustee and Chairperson of the Qualified Legal Compliance Committee	Term: Indefinite Elected: 12/18	Senior Advisor to NGN Capital LLC (January 2020 - present); Managing General Partner, NGN Capital LLC (2006 - December 2019).	55	Director, Kleinfeld Bridal Corp. (January 2016 - present); Trustee of Neuroscience Research Institute (1986 - 2017); Trustee of Fordham University (1989 - 1995 and 2001 - 2007) and Trustee Emeritus (2007 - present); Trustee and Independent Chairperson of GE Funds (1993 - February 2011); Director, Muscular Dystrophy Association (2019 - present); Trustee of Gregorian University Foundation (1992 - 2007); Chairman of the Board of Directors, Vivaldi Biosciences Inc. (May 2017 - present); Chairman of the Supervisory Board, Vivaldi Biosciences AG. (May 2017 - present); Trustee, Gallim Dance (December 2021 - present).
Richard D. Shirk c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1945	Trustee and Chairperson of the Nominating Committee and Chairperson of the Governance Committee	Term: Indefinite Elected: 1/14	Chairman (March 2001 - April 2002), President and Chief Executive Officer (1996 - March 2001), Cerulean Companies, Inc. (holding company) (Retired); President and Chief Executive Officer, Blue Cross Blue Shield of Georgia (health insurer, managed healthcare) (1992 - March 2001).	55	Chairman and Board Member (December 2008) and Investment Committee Member (December 2008 - present), Healthcare Georgia Foundation (private foundation); Lead Director and Board Member, Amerigroup Corp. (managed health care) (September 2002 - 2012); Board Member (1999 - 2013) and Investment Committee Member (2001 - 2017), Woodruff Arts Center; Trustee, Gettysburg College (2003 - 2009); Board member, Aerocare Holdings (2003 - January 2021), Regenesis Biomedical Inc. (April 2012 - present).
Michael A. Jessee c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1946	Trustee and Chairperson of the Valuation Committee	Term: Indefinite Appointed: 7/16 Elected: 12/18	Retired; formerly, President and Chief Executive Officer of the Federal Home Loan Bank of Boston (1989 - 2009); Trustee, Randolph-Macon College (2004 - 2016).	55	None.
216

STATE STREET INSTITUTIONAL INVESTMENT TRUST
OTHER INFORMATION  (continued)
December 31, 2022 (Unaudited)

Name, Address and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation During the Past Five Years and Relevant Experience	Number of Funds in Fund Complex Overseen by Trustee†	Other Directorships Held by Trustee During the Past Five Years
Donna M. Rapaccioli c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1962	Trustee and Chairperson of the Audit Committee	Term: Indefinite Elected: 12/18	Dean of the Gabelli School of Business (2007 - June 2022) and Accounting Professor (1987 - present) at Fordham University.	55	Director- Graduate Management Admissions Council (2015 - present); Trustee of Emmanuel College (2010 - 2019).
Margaret McLaughlin c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1967	Trustee	Term: Indefinite Appointed: 9/22	Consultant (since 2020) Bates Group (consultants); Consultant (2019 - 2020) Madison Dearborn Partners (private equity); General Counsel/CCO (2011 - 2019) Kramer Van Kirk Credit Strategies L.P./Mariana Systems LLC (Investment Adviser/SaaS Technology).	55	Director, Manning & Napier Fund Inc. (2021 - present).
George Pereira c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1964	Trustee	Term: Indefinite Appointed: 9/22	Chief Operating Officer (January 2011 - September 2020) and Chief Financial Officer (November 2004 - September 2020), Charles Schwab Investment Management.	55	Director, Pacific Premier Bancorp, Pacific Premier Bank (2021 - present); Director, Charles Schwab Asset Management (Ireland) Ltd., & Charles Schwab Worldwide Funds PLC. (2005 - 2020); Director, Rotaplast International, Inc. (non-profit providing free medical services to children worldwide) (2012 - 2018).
Interested Trustee(2)
Ellen M. Needham(3) SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1967	Trustee and President	Term: Indefinite Elected 12/18	Chairman, SSGA Funds Management, Inc. (March 2020 - present); President and Director, SSGA Funds Management, Inc. (2001 - present)*; Senior Managing Director, State Street Global Advisors (1992 - present)*; Manager, State Street Global Advisors Funds Distributors, LLC (May 2017 - present).	55	Board Director, SSGA SPDR ETFs Europe I PLC (May 2020 - present); Board Director, SSGA SPDR ETFs Europe II PLC (May 2020 - present).
† For the purpose of determining the number of portfolios overseen by the Trustees, “Fund Complex” comprises registered investment companies for which SSGA Funds Management, Inc. serves as investment adviser.
(1) Mr. Holland retired as a Trustee of the Trust effective December 31, 2022.
(2) The individual listed below is a Trustee who is an “interested person,” as defined in the 1940 Act, of the Trust (“Interested Trustee”).
(3) Ms. Needham is an Interested Trustee because of her employment by SSGA FM, an affiliate of the Trust.
* Served in various capacities and/or with various affiliated entities during noted time period.

217

STATE STREET INSTITUTIONAL INVESTMENT TRUST
OTHER INFORMATION  (continued)
December 31, 2022 (Unaudited)

The following lists the principal officers for the Trust, as well as their mailing addresses and ages, positions with the Trust and length of time served, and present and principal occupations:

Name, Address and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation(s) During the Past 5 Years
Officers
ELLEN M. NEEDHAM SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1967	President, Trustee	Term: Indefinite Served: Since 10/12	Chairman, SSGA Funds Management, Inc. (March 2020 - present); President and Director, SSGA Funds Management, Inc. (2001 - present)*; Senior Managing Director, State Street Global Advisors (1992 - present)*; Manager, State Street Global Advisors Funds Distributors, LLC (May 2017 - present).
BRUCE S. ROSENBERG SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1961	Treasurer	Term: Indefinite Served: Since 2/16	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (July 2015 - present); Director, Credit Suisse (April 2008 - July 2015).
ANN M. CARPENTER SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1966	Vice President and Deputy Treasurer	Term: Indefinite Served: Since 10/12 Term: Indefinite Served: Since 2/16	Chief Operating Officer, SSGA Funds Management, Inc. (April 2005 - present)*; Managing Director, State Street Global Advisors. (April 2005 - present).*
CHAD C. HALLETT SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1969	Deputy Treasurer	Term: Indefinite Served: Since 2/16	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (November 2014 - present).
DARLENE ANDERSON-VASQUEZ SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1968	Deputy Treasurer	Term: Indefinite Served: Since 11/16	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (May 2016 - present); Senior Vice President, John Hancock Investments (September 2007 - May 2016).
ARTHUR A. JENSEN SSGA Funds Management, Inc. 1600 Summer Street Stamford, CT 06905 YOB: 1966	Deputy Treasurer	Term: Indefinite Served: Since 11/16	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (July 2016 - present); Mutual Funds Controller, GE Asset Management Incorporated (April 2011 - July 2016).
DAVID LANCASTER SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1971	Assistant Treasurer	Term: Indefinite Served: Since 11/20	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (July 2017 - present); Assistant Vice President, State Street Bank and Trust Company (November 2011 - July 2017).*
RYAN HILL SSGA Funds Management, Inc. One Iron Street, Boston, MA 02210 YOB:1982	Assistant Treasurer	Term: Indefinite Served: Since 5/22	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (May 2017 - present); Assistant Vice President, State Street Bank and Trust Company (May 2014 - May 2017).
JOHN BETTENCOURT SSGA Funds Management, Inc. One Iron Street, Boston, MA 02210 YOB:1976	Assistant Treasurer	Term: Indefinite Served: Since 5/22	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (March 2020 - present); Assistant Vice President, State Street Global Advisors (June 2007 - March 2020).
BRIAN HARRIS SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1973	Chief Compliance Officer, Anti-Money Laundering Officer and Code of Ethics Compliance Officer	Term: Indefinite Served: Since 7/16	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (June 2013 - present).*
SEAN O'MALLEY SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1969	Chief Legal Officer	Term: Indefinite Served: Since 8/19	Senior Vice President and General Counsel, State Street Global Advisors (May 2022 - present); Senior Vice President and Deputy General Counsel, State Street Global Advisors (November 2013 - May 2022).
218

STATE STREET INSTITUTIONAL INVESTMENT TRUST
OTHER INFORMATION  (continued)
December 31, 2022 (Unaudited)

Name, Address and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation(s) During the Past 5 Years
DAVID BARR SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1974	Secretary	Term: Indefinite Served: Since 9/20	Vice President and Senior Counsel, State Street Global Advisors (October 2019 - present); Vice President and Counsel, Eaton Vance Corp. (October 2010 - October 2019).
DAVID URMAN SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1985	Assistant Secretary	Term: Indefinite Served: Since 8/19	Vice President and Senior Counsel, State Street Global Advisors (April 2019 - present); Vice President and Counsel, State Street Global Advisors (August 2015 - April 2019); Associate, Ropes & Gray LLP (November 2012 - August 2015).

* Served in various capacities and/or with various affiliated entities during noted time period.
Statement of Additional Information (SAI) includes additional information about the Funds' and Portfolios' Trustees and officers and is available, without charge, upon request and by calling 1-800-997-7327.

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Trustees
John R. Costantino
Michael F. Holland
Michael A. Jessee
Margaret McLaughlin
Ellen M. Needham
George Pereira
Donna M. Rapaccioli
Patrick J. Riley
Richard D. Shirk
Investment Adviser and Administrator
SSGA Funds Management, Inc.
One Iron Street
Boston, MA 02210
Custodian and Sub-Administrator of the Funds
and the Portfolios and Transfer Agent of the
Portfolios
State Street Bank and Trust
State Street Financial Center
One Lincoln Street
Boston, MA 02111
Independent Registered Public Accounting Firm
Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116
Legal Counsel
Ropes & Gray LLP
800 Boylston Street
Boston, MA 02199
Transfer Agent of the Funds
SS&C GIDS, Inc.
State Street Global Advisors
P.O. Box 219737
Kansas City, MO 64121-9737
Distributor
State Street Global Advisors Funds Distributors, LLC
One Iron Street
Boston, MA 02210
This report is for shareholder information. This is not a prospectus intended for use in the purchase or sale of shares of beneficial interest.
State Street Institutional Investment Trust
State Street Bank and Trust Company
P.O. Box 5049
Boston, MA 02206
The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-800-997-7327 or visiting www.ssga.com. Please read the prospectus carefully before you invest.
SSITCORESAR

Annual Report
December 31, 2022
State Street Institutional Investment Trust
State Street Emerging Markets Equity Index Fund
The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-800-997-7327 or visiting www.ssga.com. Please read the prospectus carefully before you invest.

The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-800-997-7327 or visiting www.ssga.com. Please read the prospectus carefully before you invest.

STATE STREET EMERGING MARKETS EQUITY INDEX FUND
Management’s Discussion Of Fund Performance (Unaudited)
The State Street Emerging Markets Equity Index Fund (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the total return of an index that tracks the performance of emerging market equity securities. The Fund’s benchmark is the MSCI Emerging Markets Index (the “Index”).
For the 12-month period ended December 31, 2022 (the “Reporting Period”), the total return for the Fund’s Class K was –20.25%, and the return for the Index was –20.09%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. Fees and expenses, cash drag, as-of cash flows, cumulative effect of security misweights, transaction costs and taxes contributed to the difference between the Fund’s performance and that of the Index.
The Fund reported consecutive negative returns for the first three quarters but managed to turn in a positive return in the fourth quarter. Global economic growth and equity markets faced multiple headwinds in the first quarter. Commodity prices accelerated the trend as western countries imposed strict sanctions on Russia’s economy. Emerging Markets economies fell as Omicron cases hit China and put additional pressure on Chinese equity markets. The Russia-Ukraine war further exacerbated the supply chain and inflation problems at the end of February. Markets remained volatile in the second quarter and equities posted sharp declines. Concerns over persistent inflation, hawkish central bank actions and the ongoing Russia-Ukraine war weighed heavily on sentiment. The Fund performed poorly during this second quarter as the index fell by double digits in USD terms. Latin American markets, vis-a-vis Colombia, Peru and Brazil, were among the weakest. A combination of rising concern over a global recession, domestic policy uncertainty and weaker industrial metals prices in the latter part of the quarter contributed to declines in equities and currencies. After rallying early in the third quarter, risk assets declined in August and September as central banks struggled with inflation amid slowing economic growth. The Fund performed poorly again, producing a double-digit negative return as a result of slowing global growth, heightened inflation pressure, and rising interest rates being the main factors. During this third quarter, Poland, Hungary, and the Czech Republic were among the weakest performers due to the energy crisis stemming from the Russia-Ukraine war. After three consecutive quarters of negative performance, the last quarter of 2022 ended the year positively for global equities largely due to the equity rallies seen during October and November. During this fourth quarter, the Fund was able to generate a double-digit positive return. In a reversal of the previous two quarters, Commodity-producing Latin American and Middle Eastern countries contributed to the positive gains within the broad Index, while Turkey, Poland and Hungary were among the best performing countries.
The Fund used index futures in order to manage liquidity and minimize transaction costs during the Reporting Period. The Fund’s use of index futures helped the Fund track the Index.
On an individual security level, the top positive contributors to the Fund’s performance on an absolute basis during the Reporting Period were Petroleo Brasileiro SA Pfd, Pinduoduo, Inc. Sponsored ADR Class A, & Vale S.A.. The top negative contributors to the Fund’s performance on an absolute basis during the Reporting Period were Taiwan Semiconductor Manufacturing Co. Ltd., Tencent Holdings Ltd. & Samsung Electronics Co, Ltd.
The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.
See accompanying notes to financial statements.
1

State Street Emerging Markets Equity Index Fund
Performance Summary (Unaudited)
Comparison of Change in Value of a $10,000 Investment
(Based on Net Asset Value)
Line graph is based on cumulative total return.
Performance as of December 31, 2022
	Total Return One Year Ended December 31, 2022	Average Annual Total Return Five Years Ended December 31, 2022	Average Annual Total Return Inception Date* to December 31, 2022
State Street Emerging Markets Equity Index Fund Class K	(20.25%)	(1.61%)	4.94%
MSCI Emerging Markets Index (1)	(20.09%)	(1.40%)	5.25%
*	Inception date is December 18, 2015.
(1)	The MSCI Emerging Markets Index is a free float-adjusted market capitalization index that is designed to measure equity market performance of emerging market countries.
Total returns and performance graph information represent past performance and are not indicative of future results, which may be lower or higher than performance data quoted. Investment return and principal value of an investment will fluctuate so that an investor’s share, when redeemed, may be worth more or less than its original cost. The graph and table above do not reflect the deduction of taxes that a shareholder would pay on fund distributions, sales, or the redemption of fund shares.
See accompanying notes to financial statements.
2

State Street Emerging Markets Equity Index Fund
PORTFOLIO STATISTICS (UNAUDITED)
Portfolio Composition as of December 31, 2022

% of Net Assets
Common Stocks	96.5%
Warrants	2.8
Preferred Stocks	0.0 *
Rights	0.0 *
Short-Term Investments	1.4
Liabilities in Excess of Other Assets	(0.7)
TOTAL	100.0%
(The composition is expressed as a percentage of net assets and may change over time.)
*	Amount shown represents less than 0.05% of net assets.
See accompanying notes to financial statements.
3

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET EMERGING MARKETS EQUITY INDEX FUND
SCHEDULE OF INVESTMENTS
December 31, 2022

Security Description	Shares	Value
COMMON STOCKS — 96.5%
BRAZIL — 5.2%
Ambev SA	445,885	$ 1,218,679
Americanas SA	61,224	111,665
Atacadao SA	58,300	163,382
B3 SA - Brasil Bolsa Balcao	575,676	1,438,397
Banco Bradesco SA Preference Shares	503,443	1,436,065
Banco Bradesco SA	151,723	386,778
Banco BTG Pactual SA	112,148	507,297
Banco BTG Pactual SA Preference Shares	8	8
Banco do Brasil SA	81,698	528,539
Banco Santander Brasil SA	34,700	185,500
BB Seguridade Participacoes SA	66,037	420,439
Braskem SA Class A, Preference Shares	16,500	74,878
BRF SA (a)	57,111	88,875
CCR SA	116,069	238,182
Centrais Eletricas Brasileiras SA	112,957	897,859
Centrais Eletricas Brasileiras SA Class B, Preference Shares	24,000	196,460
Cia de Saneamento Basico do Estado de Sao Paulo	32,200	346,660
Cia Energetica de Minas Gerais Preference Shares	134,560	278,386
Cia Siderurgica Nacional SA	61,200	166,811
Cosan SA	114,900	372,359
CPFL Energia SA	22,100	138,894
Energisa SA	19,000	159,148
Engie Brasil Energia SA	18,787	134,904
Equatorial Energia SA	95,843	490,917
Gerdau SA Preference Shares	108,800	598,048
Hapvida Participacoes e Investimentos SA (a)(b)	441,703	425,639
Hypera SA	37,900	324,984
Itau Unibanco Holding SA Preference Shares	453,061	2,145,766
Itausa SA Preference Shares	474,604	763,128
Klabin SA	70,707	267,109
Localiza Rent a Car SA	69,226	687,397
Lojas Renner SA	92,355	357,953
Magazine Luiza SA (a)	283,276	146,959
Natura & Co. Holding SA	86,190	187,304
Petro Rio SA (a)	66,900	471,228
Petroleo Brasileiro SA Preference Shares	445,198	2,065,574
Petroleo Brasileiro SA	347,814	1,844,342
Raia Drogasil SA	101,800	458,470
Rede D'Or Sao Luiz SA (b)	38,400	214,507
Rumo SA	123,100	434,815
Sendas Distribuidora SA	75,600	279,370
Suzano SA	69,524	641,921
Telefonica Brasil SA	47,255	341,346
Security Description	Shares	Value
TIM SA	80,500	$ 188,497
TOTVS SA	49,193	256,500
Ultrapar Participacoes SA	66,764	158,516
Vale SA	358,128	6,067,418
Vibra Energia SA	110,000	322,521
WEG SA	156,560	1,137,296
		30,767,690
CHILE — 0.6%
Banco de Chile	4,287,760	442,893
Banco de Credito e Inversiones SA	5,435	155,596
Banco Santander Chile	6,122,287	243,972
Cencosud SA	133,769	219,036
Cia Cervecerias Unidas SA	12,400	82,453
Cia Sud Americana de Vapores SA	1,555,842	122,356
Empresas CMPC SA	106,650	177,247
Empresas COPEC SA	36,392	270,350
Enel Americas SA	1,983,340	264,228
Enel Chile SA	2,430,866	111,250
Falabella SA	67,421	130,577
Sociedad Quimica y Minera de Chile SA Class B, Preference Shares	13,314	1,072,059
		3,292,017
CHINA — 29.2%
360 DigiTech, Inc. ADR	9,900	201,564
360 Security Technology, Inc. Class A	15,100	14,273
37 Interactive Entertainment Network Technology Group Co., Ltd. Class A	9,100	23,806
3SBio, Inc. (b)	132,800	141,223
AAC Technologies Holdings, Inc. (a)(c)	66,500	152,001
Advanced Micro-Fabrication Equipment, Inc. China Class A (a)	1,731	24,521
AECC Aero-Engine Control Co., Ltd. Class A	3,700	13,712
AECC Aviation Power Co., Ltd. Class A	7,100	43,387
Agricultural Bank of China, Ltd. Class A	206,100	86,684
Agricultural Bank of China, Ltd. Class H	2,720,500	934,143
Aier Eye Hospital Group Co., Ltd. Class A	16,489	74,046
Air China, Ltd. Class A (a)	14,400	22,061
Air China, Ltd. Class H (a)(c)	166,000	147,816
Airtac International Group	12,650	383,177
Alibaba Group Holding, Ltd. (a)	1,389,656	15,356,643
Alibaba Health Information Technology, Ltd. (a)	444,500	378,724
Aluminum Corp. of China, Ltd. Class A	29,300	18,930

See accompanying notes to financial statements.
4

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET EMERGING MARKETS EQUITY INDEX FUND
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022

Security Description	Shares	Value
Aluminum Corp. of China, Ltd. Class H	360,000	$ 153,134
Angel Yeast Co., Ltd. Class A	3,300	21,568
Anhui Conch Cement Co., Ltd. Class A	8,900	35,220
Anhui Conch Cement Co., Ltd. Class H	116,000	405,743
Anhui Gujing Distillery Co., Ltd. Class A	1,200	46,291
Anhui Gujing Distillery Co., Ltd. Class B	9,900	158,553
Anhui Honglu Steel Construction Group Co., Ltd. Class A	1,560	6,604
Anhui Kouzi Distillery Co., Ltd. Class A	2,500	20,838
Anhui Yingjia Distillery Co., Ltd. Class A	1,100	9,981
Anjoy Foods Group Co., Ltd. Class A	800	18,718
ANTA Sports Products, Ltd.	114,000	1,494,206
Apeloa Pharmaceutical Co., Ltd. Class A	3,800	11,830
Asymchem Laboratories Tianjin Co., Ltd. Class A	840	17,968
Autohome, Inc. ADR	7,300	223,380
Avary Holding Shenzhen Co., Ltd. Class A	5,400	21,416
AVIC Electromechanical Systems Co., Ltd. Class A	14,500	21,062
AVIC Industry-Finance Holdings Co., Ltd. Class A	10,400	4,930
AviChina Industry & Technology Co., Ltd. Class H	253,000	113,778
AVICOPTER PLC Class A	2,300	15,428
Baidu, Inc. Class A (a)	206,350	2,953,164
Bank of Beijing Co., Ltd. Class A	64,640	40,267
Bank of Changsha Co., Ltd. Class A	4,200	4,104
Bank of Chengdu Co., Ltd. Class A	6,200	13,710
Bank of China, Ltd. Class A	110,600	50,514
Bank of China, Ltd. Class H	7,432,000	2,704,294
Bank of Communications Co., Ltd. Class A	95,812	65,639
Bank of Communications Co., Ltd. Class H	826,000	475,178
Bank of Hangzhou Co., Ltd. Class A	14,000	26,467
Bank of Jiangsu Co., Ltd. Class A	43,336	45,661
Bank of Nanjing Co., Ltd. Class A	32,840	49,458
Bank of Ningbo Co., Ltd. Class A	17,500	82,076
Bank of Shanghai Co., Ltd. Class A	41,408	35,370
Security Description	Shares	Value
Baoshan Iron & Steel Co., Ltd. Class A	69,400	$ 56,071
BBMG Corp. Class A	33,400	12,262
BeiGene, Ltd. (a)	57,300	985,229
Beijing Capital International Airport Co., Ltd. Class H (a)	168,000	122,907
Beijing Dabeinong Technology Group Co., Ltd. Class A (a)	6,000	7,718
Beijing Easpring Material Technology Co., Ltd. Class A	1,100	8,967
Beijing Enlight Media Co., Ltd. Class A	12,900	16,146
Beijing Enterprises Holdings, Ltd.	50,500	161,756
Beijing Enterprises Water Group, Ltd.	374,000	95,837
Beijing Kingsoft Office Software, Inc. Class A	1,419	54,245
Beijing New Building Materials PLC Class A	2,800	10,473
Beijing Originwater Technology Co., Ltd. Class A	3,921	2,681
Beijing Shiji Information Technology Co., Ltd. Class A	7,840	16,986
Beijing Tongrentang Co., Ltd. Class A	4,900	31,643
Beijing United Information Technology Co., Ltd. Class A	1,261	16,119
Beijing Wantai Biological Pharmacy Enterprise Co., Ltd. Class A	1,275	23,348
Beijing Yuanliu Hongyuan Electronic Technology Co., Ltd. Class A	600	8,773
Betta Pharmaceuticals Co., Ltd. Class A	1,600	11,394
BGI Genomics Co., Ltd. Class A	1,600	11,953
Bilibili, Inc. Class Z (a)	17,200	411,657
Bloomage Biotechnology Corp., Ltd. Class A	1,241	24,265
BOC International China Co., Ltd. Class A	5,900	9,013
BOE Technology Group Co., Ltd. Class A	106,300	51,930
Bosideng International Holdings, Ltd.	300,000	142,602
BYD Co., Ltd. Class A	4,600	170,847
BYD Co., Ltd. Class H	77,000	1,900,102
BYD Electronic International Co., Ltd.	62,500	200,994
By-health Co., Ltd. Class A	6,300	20,779
C&D International Investment Group, Ltd. (c)	58,000	169,059
Caitong Securities Co., Ltd. Class A	16,900	17,391
CECEP Solar Energy Co., Ltd. Class A	16,300	17,269

See accompanying notes to financial statements.
5

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET EMERGING MARKETS EQUITY INDEX FUND
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022

Security Description	Shares	Value
CECEP Wind-Power Corp. Class A	40,170	$ 22,120
CGN Power Co., Ltd. Class H (b)	1,026,700	244,673
Chacha Food Co., Ltd. Class A	2,300	16,621
Changchun High & New Technology Industry Group, Inc. Class A, NVDR	1,400	33,680
Changjiang Securities Co., Ltd. Class A	19,700	15,176
Changzhou Xingyu Automotive Lighting Systems Co., Ltd. Class A	1,100	20,250
Chaozhou Three-Circle Group Co., Ltd. Class A	3,700	16,423
Chengtun Mining Group Co., Ltd. Class A	14,600	12,429
Chengxin Lithium Group Co., Ltd. Class A	1,700	9,212
China Baoan Group Co., Ltd. Class A	10,000	17,474
China Cinda Asset Management Co., Ltd. Class H	792,481	109,659
China CITIC Bank Corp., Ltd. Class H	833,000	369,276
China Coal Energy Co., Ltd. Class H	185,000	150,513
China Communications Services Corp., Ltd. Class H	246,000	89,828
China Conch Venture Holdings, Ltd.	152,000	330,293
China Construction Bank Corp. Class A	19,900	16,193
China Construction Bank Corp. Class H	9,007,500	5,643,428
China CSSC Holdings, Ltd. Class A	12,900	41,540
China Eastern Airlines Corp., Ltd. Class A (a)	15,100	12,069
China Energy Engineering Corp., Ltd. Class A	112,000	37,070
China Everbright Bank Co., Ltd. Class A	127,100	56,396
China Everbright Bank Co., Ltd. Class H	300,000	91,480
China Everbright Environment Group, Ltd.	349,222	156,155
China Evergrande Group (a)(c)(d)	467,000	24,681
China Feihe, Ltd. (b)	343,000	291,805
China Galaxy Securities Co., Ltd. Class A	14,200	19,066
China Galaxy Securities Co., Ltd. Class H	322,000	157,185
China Gas Holdings, Ltd.	280,600	408,410
China Great Wall Securities Co., Ltd. Class A	8,300	9,933
Security Description	Shares	Value
China Greatwall Technology Group Co., Ltd. Class A	3,600	$ 5,307
China Hongqiao Group, Ltd.	220,500	208,212
China International Capital Corp., Ltd. Class A	4,400	24,249
China International Capital Corp., Ltd. Class H (b)(c)	146,000	278,721
China Jinmao Holdings Group, Ltd. (c)	515,557	110,973
China Jushi Co., Ltd. Class A	12,829	25,421
China Lesso Group Holdings, Ltd.	107,000	111,730
China Life Insurance Co., Ltd. Class A	6,400	34,336
China Life Insurance Co., Ltd. Class H	694,000	1,191,500
China Literature, Ltd. (a)(b)(c)	37,600	145,969
China Longyuan Power Group Corp., Ltd. Class H	314,000	383,803
China Medical System Holdings, Ltd.	124,000	195,097
China Meidong Auto Holdings, Ltd.	52,000	106,732
China Mengniu Dairy Co., Ltd. (a)	295,000	1,337,997
China Merchants Bank Co., Ltd. Class A	53,100	285,959
China Merchants Bank Co., Ltd. Class H	365,000	2,041,301
China Merchants Energy Shipping Co., Ltd. Class A	29,500	23,834
China Merchants Port Holdings Co., Ltd.	126,500	185,416
China Merchants Securities Co., Ltd. Class A	19,650	37,773
China Merchants Shekou Industrial Zone Holdings Co., Ltd. Class A	23,412	42,737
China Minsheng Banking Corp., Ltd. Class A	79,800	39,791
China Minsheng Banking Corp., Ltd. Class H (c)	613,700	212,300
China National Building Material Co., Ltd. Class H	362,000	297,301
China National Chemical Engineering Co., Ltd. Class A	21,200	24,329
China National Nuclear Power Co., Ltd. Class A	45,400	39,371
China Northern Rare Earth Group High-Tech Co., Ltd. Class A	11,200	40,550
China Oilfield Services, Ltd. Class H (c)	168,000	204,270
China Overseas Land & Investment, Ltd.	357,000	942,248
China Overseas Property Holdings, Ltd.	120,000	124,998

See accompanying notes to financial statements.
6

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET EMERGING MARKETS EQUITY INDEX FUND
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022

Security Description	Shares	Value
China Pacific Insurance Group Co., Ltd. Class A	19,700	$ 69,816
China Pacific Insurance Group Co., Ltd. Class H	249,000	554,471
China Petroleum & Chemical Corp. Class A	74,100	46,695
China Petroleum & Chemical Corp. Class H	2,380,000	1,149,604
China Power International Development, Ltd.	527,000	222,820
China Railway Group, Ltd. Class A	57,600	46,287
China Railway Group, Ltd. Class H	390,000	205,869
China Railway Signal & Communication Corp., Ltd. Class A	7,185	4,974
China Rare Earth Resources & Technology Co., Ltd. Class A (a)	700	3,327
China Resources Beer Holdings Co., Ltd.	151,333	1,057,690
China Resources Cement Holdings, Ltd. (c)	221,000	117,226
China Resources Gas Group, Ltd.	86,700	325,474
China Resources Land, Ltd.	300,000	1,374,128
China Resources Microelectronics, Ltd. Class A	2,921	22,228
China Resources Mixc Lifestyle Services, Ltd. (b)	64,000	325,127
China Resources Pharmaceutical Group, Ltd. (b)	143,000	115,793
China Resources Power Holdings Co., Ltd.	186,000	380,343
China Resources Sanjiu Medical & Pharmaceutical Co., Ltd. Class A	1,900	12,855
China Ruyi Holdings, Ltd. (a)(c)	448,000	111,929
China Shenhua Energy Co., Ltd. Class A	17,400	69,461
China Shenhua Energy Co., Ltd. Class H	314,500	908,651
China Southern Airlines Co., Ltd. Class A (a)	30,700	33,722
China Southern Airlines Co., Ltd. Class H (a)(c)	178,000	115,855
China State Construction Engineering Corp., Ltd. Class A	111,700	87,664
China State Construction International Holdings, Ltd.	192,000	215,740
China Taiping Insurance Holdings Co., Ltd.	142,000	176,842
China Three Gorges Renewables Group Co., Ltd. Class A	83,200	67,942
Security Description	Shares	Value
China Tourism Group Duty Free Corp., Ltd. Class A	4,900	$ 152,995
China Tourism Group Duty Free Corp., Ltd. Class H (a)(b)	6,400	188,598
China Tower Corp., Ltd. Class H (b)	4,176,000	449,438
China Traditional Chinese Medicine Holdings Co., Ltd.	272,000	123,716
China United Network Communications, Ltd. Class A	82,100	53,160
China Vanke Co., Ltd. Class A	23,400	61,554
China Vanke Co., Ltd. Class H	164,400	332,804
China Yangtze Power Co., Ltd. Class A	56,905	172,717
China Zhenhua Group Science & Technology Co., Ltd. Class A	1,099	18,144
China Zheshang Bank Co., Ltd. Class A (a)	34,700	14,745
Chinasoft International, Ltd. (a)	254,000	220,970
Chongqing Brewery Co., Ltd. Class A	900	16,570
Chongqing Changan Automobile Co., Ltd. Class A	21,494	38,242
Chongqing Fuling Zhacai Group Co., Ltd. Class A	3,900	14,526
Chongqing Rural Commercial Bank Co., Ltd. Class A	28,400	14,490
Chongqing Zhifei Biological Products Co., Ltd. Class A	4,500	57,124
Chow Tai Fook Jewellery Group, Ltd. (c)	188,200	383,877
CITIC Securities Co., Ltd. Class A	32,630	93,898
CITIC Securities Co., Ltd. Class H	193,725	391,672
CITIC, Ltd.	551,000	581,713
CMOC Group, Ltd. Class A	45,300	29,790
CMOC Group, Ltd. Class H (c)	345,000	159,130
CNGR Advanced Material Co., Ltd. Class A	800	7,586
CNNC Hua Yuan Titanium Dioxide Co., Ltd. Class A	16,675	14,846
Contemporary Amperex Technology Co., Ltd. Class A	6,100	346,859
COSCO SHIPPING Development Co., Ltd. Class A	45,600	15,949
COSCO SHIPPING Energy Transportation Co., Ltd. Class A (a)	6,300	10,972
COSCO SHIPPING Holdings Co., Ltd. Class A	28,700	42,684
COSCO SHIPPING Holdings Co., Ltd. Class H	292,974	298,794
COSCO SHIPPING Ports, Ltd.	166,590	132,334

See accompanying notes to financial statements.
7

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET EMERGING MARKETS EQUITY INDEX FUND
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022

Security Description	Shares	Value
Country Garden Holdings Co., Ltd. (a)(c)	779,193	$ 266,555
Country Garden Services Holdings Co., Ltd.	196,000	488,182
CRRC Corp., Ltd. Class A	67,800	50,075
CRRC Corp., Ltd. Class H	401,000	161,840
CSC Financial Co., Ltd. Class A	11,500	39,475
CSPC Pharmaceutical Group, Ltd.	834,240	876,465
Daan Gene Co., Ltd. Class A	4,500	10,120
Dali Foods Group Co., Ltd. (b)	205,300	93,642
Daqin Railway Co., Ltd. Class A	33,200	32,054
Daqo New Energy Corp. ADR (a)	5,800	223,938
DaShenLin Pharmaceutical Group Co., Ltd. Class A	3,168	18,132
DHC Software Co., Ltd. Class A	4,400	3,599
Do-Fluoride New Materials Co., Ltd. Class A	1,100	5,297
Dong-E-E-Jiao Co., Ltd. Class A	2,700	15,883
Dongfang Electric Corp., Ltd. Class A	5,600	17,013
Dongfeng Motor Group Co., Ltd. Class H	258,000	148,091
Dongxing Securities Co., Ltd. Class A	11,600	12,943
Dongyue Group, Ltd.	134,000	147,478
East Money Information Co., Ltd. Class A	35,783	100,333
Ecovacs Robotics Co., Ltd. Class A	1,000	10,542
ENN Energy Holdings, Ltd.	73,800	1,036,327
ENN Natural Gas Co., Ltd. Class A	4,000	9,308
Eve Energy Co., Ltd. Class A	4,981	63,281
Everbright Securities Co., Ltd. Class A	7,899	16,977
Fangda Carbon New Material Co., Ltd. Class A (a)	17,360	15,356
Far East Horizon, Ltd. (c)	153,000	119,578
FAW Jiefang Group Co., Ltd. Class A	14,500	16,200
First Capital Securities Co., Ltd. Class A	14,100	11,473
Flat Glass Group Co., Ltd. Class A	3,400	16,369
Flat Glass Group Co., Ltd. Class H (c)	40,000	96,759
Focus Media Information Technology Co., Ltd. Class A (a)	37,600	36,302
Foshan Haitian Flavouring & Food Co., Ltd. Class A	9,495	109,238
Fosun International, Ltd.	240,000	195,568
Security Description	Shares	Value
Foxconn Industrial Internet Co., Ltd. Class A	25,200	$ 33,436
Fujian Sunner Development Co., Ltd. Class A	4,100	14,038
Fuyao Glass Industry Group Co., Ltd. Class A	5,000	25,344
Fuyao Glass Industry Group Co., Ltd. Class H (b)	56,056	235,214
Ganfeng Lithium Group Co., Ltd. Class A	4,620	46,415
Ganfeng Lithium Group Co., Ltd. Class H (b)(c)	33,999	253,960
G-bits Network Technology Xiamen Co., Ltd. Class A	300	13,565
GCL System Integration Technology Co., Ltd. Class A (a)	9,500	3,996
GCL Technology Holdings, Ltd. (a)	1,923,000	487,837
GD Power Development Co., Ltd. Class A (a)	49,800	30,734
GDS Holdings, Ltd. ADR (a)	15	309
GDS Holdings, Ltd. Class A (a)	79,400	208,547
Geely Automobile Holdings, Ltd. (c)	572,000	835,470
GEM Co., Ltd. Class A	16,700	17,934
Gemdale Corp. Class A	18,100	26,762
Genscript Biotech Corp. (a)	112,000	356,594
GF Securities Co., Ltd. Class A	15,700	35,149
GF Securities Co., Ltd. Class H	108,000	155,255
GigaDevice Semiconductor, Inc. Class A	2,092	30,983
Ginlong Technologies Co., Ltd. Class A (a)	950	24,722
GoerTek, Inc. Class A	10,600	25,784
Gotion High-tech Co., Ltd. Class A	6,100	25,418
Great Wall Motor Co., Ltd. Class A	6,400	27,399
Great Wall Motor Co., Ltd. Class H (c)	281,000	365,788
Gree Electric Appliances, Inc. of Zhuhai Class A (a)	7,500	35,035
Greentown China Holdings, Ltd. (c)	81,500	119,040
Greentown Service Group Co., Ltd. (c)	128,000	84,951
GRG Banking Equipment Co., Ltd. Class A	10,600	15,229
Guangdong Haid Group Co., Ltd. Class A	5,100	45,502
Guangdong Investment, Ltd.	270,000	276,402
Guangdong Kinlong Hardware Products Co., Ltd. Class A	1,100	16,527
Guanghui Energy Co., Ltd. Class A	13,500	17,600
Guangzhou Automobile Group Co., Ltd. Class A	17,300	27,580

See accompanying notes to financial statements.
8

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET EMERGING MARKETS EQUITY INDEX FUND
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022

Security Description	Shares	Value
Guangzhou Automobile Group Co., Ltd. Class H	284,800	$ 191,936
Guangzhou Baiyunshan Pharmaceutical Holdings Co., Ltd. Class A	2,300	9,903
Guangzhou Haige Communications Group, Inc. Co. Class A	9,200	10,797
Guangzhou Kingmed Diagnostics Group Co., Ltd. Class A	1,700	19,214
Guangzhou Shiyuan Electronic Technology Co., Ltd. Class A	2,200	18,773
Guangzhou Tinci Materials Technology Co., Ltd. Class A	5,420	34,358
Guangzhou Yuexiu Capital Holdings Group Co., Ltd. Class A	15,255	13,207
Guolian Securities Co., Ltd. Class A	7,800	12,683
Guosen Securities Co., Ltd. Class A	20,600	26,439
Guotai Junan Securities Co., Ltd. Class A	22,600	44,391
Guoyuan Securities Co., Ltd. Class A	18,720	17,127
H World Group, Ltd. ADR	18,300	776,286
Haichang Ocean Park Holdings, Ltd. (a)(b)	144,000	29,520
Haidilao International Holding, Ltd. (a)(b)(c)	102,000	292,737
Haier Smart Home Co., Ltd. Class A	17,800	62,928
Haier Smart Home Co., Ltd. Class H	217,800	742,283
Haitian International Holdings, Ltd.	58,000	155,312
Haitong Securities Co., Ltd. Class A	28,000	35,168
Haitong Securities Co., Ltd. Class H	284,400	174,904
Hangzhou First Applied Material Co., Ltd. Class A	2,668	25,620
Hangzhou Oxygen Plant Group Co., Ltd. Class A	2,400	13,653
Hangzhou Robam Appliances Co., Ltd. Class A	1,000	4,012
Hangzhou Silan Microelectronics Co., Ltd. Class A	3,200	15,166
Hangzhou Tigermed Consulting Co., Ltd. Class A	600	9,088
Hangzhou Tigermed Consulting Co., Ltd. Class H (b)	11,000	127,124
Hansoh Pharmaceutical Group Co., Ltd. (b)	112,000	212,952
Heilongjiang Agriculture Co., Ltd. Class A	7,600	15,115
Security Description	Shares	Value
Henan Shenhuo Coal & Power Co., Ltd. Class A	8,800	$ 19,027
Henan Shuanghui Investment & Development Co., Ltd. Class A	8,297	31,095
Hengan International Group Co., Ltd.	59,500	315,989
Hengli Petrochemical Co., Ltd. Class A	18,100	40,627
Hengtong Optic-electric Co., Ltd. Class A	4,300	9,360
Hengyi Petrochemical Co., Ltd. Class A	16,510	16,775
Hesteel Co., Ltd. Class A	42,500	13,882
Hithink RoyalFlush Information Network Co., Ltd. Class A	1,000	14,252
Hongfa Technology Co., Ltd. Class A	140	676
Hopson Development Holdings, Ltd. (c)	8,051	7,922
Hoshine Silicon Industry Co., Ltd. Class A	900	10,789
Hua Hong Semiconductor, Ltd. (a)(b)(c)	55,800	194,819
Huadian Power International Corp., Ltd. Class A	27,200	23,116
Huadong Medicine Co., Ltd. Class A	4,060	27,462
Huafon Chemical Co., Ltd. Class A	14,900	14,644
Huagong Tech Co., Ltd. Class A	3,200	7,590
Huaibei Mining Holdings Co., Ltd. Class A	10,100	18,685
Hualan Biological Engineering, Inc. Class A	4,810	15,732
Huaneng Power International, Inc. Class A (a)	17,800	19,578
Huaneng Power International, Inc. Class H (a)(c)	368,000	173,982
Huatai Securities Co., Ltd. Class A	21,718	39,990
Huatai Securities Co., Ltd. Class H (b)	152,500	174,482
Huaxi Securities Co., Ltd. Class A	10,400	11,319
Huaxia Bank Co., Ltd. Class A	35,100	26,329
Huaxin Cement Co., Ltd. Class A	5,400	11,567
Huayu Automotive Systems Co., Ltd. Class A	7,300	18,285
Hubei Xingfa Chemicals Group Co., Ltd. Class A	2,100	8,802
Huizhou Desay Sv Automotive Co., Ltd. Class A	2,000	30,450
Humanwell Healthcare Group Co., Ltd. Class A	4,400	15,193

See accompanying notes to financial statements.
9

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET EMERGING MARKETS EQUITY INDEX FUND
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022

Security Description	Shares	Value
Hunan Valin Steel Co., Ltd. Class A	26,500	$ 18,002
Hundsun Technologies, Inc. Class A	3,671	21,467
Hygeia Healthcare Holdings Co., Ltd. (a)(b)(c)	31,400	225,293
Iflytek Co., Ltd. Class A	5,550	26,335
Imeik Technology Development Co., Ltd. Class A	600	49,114
Industrial & Commercial Bank of China, Ltd. Class A	169,642	106,412
Industrial & Commercial Bank of China, Ltd. Class H	5,278,000	2,718,475
Industrial Bank Co., Ltd. Class A	51,799	131,690
Industrial Securities Co., Ltd. Class A	24,600	20,409
Ingenic Semiconductor Co., Ltd. Class A	1,900	19,344
Inner Mongolia BaoTou Steel Union Co., Ltd. Class A	133,700	37,102
Inner Mongolia Junzheng Energy & Chemical Industry Group Co., Ltd. Class A	33,800	19,492
Inner Mongolia Yili Industrial Group Co., Ltd. Class A	15,900	71,240
Inner Mongolia Yitai Coal Co., Ltd. Class B	106,000	140,026
Inner Mongolia Yuan Xing Energy Co., Ltd. Class A	5,400	6,119
Innovent Biologics, Inc. (a)(b)	96,500	414,192
Inspur Electronic Information Industry Co., Ltd. Class A	1,848	5,748
iQIYI, Inc. ADR (a)(c)	30,800	163,240
JA Solar Technology Co., Ltd. Class A	7,000	60,795
Jafron Biomedical Co., Ltd. Class A	1,120	5,013
Jason Furniture Hangzhou Co., Ltd. Class A	2,600	16,050
JCET Group Co., Ltd. Class A	5,900	19,656
JD Health International, Inc. (a)(b)	103,650	947,530
JD.com, Inc. Class A	201,972	5,698,209
Jiangsu Eastern Shenghong Co., Ltd. Class A	8,700	16,397
Jiangsu Expressway Co., Ltd. Class H	124,000	113,277
Jiangsu Hengli Hydraulic Co., Ltd. Class A	4,364	39,831
Jiangsu Hengrui Pharmaceuticals Co., Ltd. Class A	17,044	94,915
Jiangsu King's Luck Brewery JSC, Ltd. Class A	2,700	19,863
Jiangsu Yanghe Brewery Joint-Stock Co., Ltd. Class A	4,200	97,429
Security Description	Shares	Value
Jiangsu Yangnong Chemical Co., Ltd. Class A	400	$ 6,007
Jiangsu Yoke Technology Co., Ltd. Class A	1,200	8,736
Jiangsu Yuyue Medical Equipment & Supply Co., Ltd. Class A	3,200	14,735
Jiangsu Zhongtian Technology Co., Ltd. Class A	12,400	28,944
Jiangxi Copper Co., Ltd. Class A	8,800	22,169
Jiangxi Copper Co., Ltd. Class H	102,000	150,551
Jiangxi Special Electric Motor Co., Ltd. Class A (a)	6,900	17,402
JiuGui Liquor Co., Ltd. Class A	700	13,956
Jiumaojiu International Holdings, Ltd. (b)(c)	67,000	178,983
Joincare Pharmaceutical Group Industry Co., Ltd. Class A	8,600	14,033
Joinn Laboratories China Co., Ltd. Class A	1,176	9,928
Jointown Pharmaceutical Group Co., Ltd. Class A	7,500	14,135
Jonjee Hi-Tech Industrial & Commercial Holding Co., Ltd. Class A	1,600	8,526
JOYY, Inc. ADR	4,200	132,678
Juewei Food Co., Ltd. Class A	2,300	20,308
Kanzhun, Ltd. ADR (a)	17,000	346,290
KE Holdings, Inc. ADR (a)	62,100	866,916
Kingboard Holdings, Ltd.	60,500	192,625
Kingdee International Software Group Co., Ltd. (a)(c)	246,000	527,619
Kingsoft Corp., Ltd.	89,800	300,294
Koolearn Technology Holding, Ltd. (a)(b)(c)	37,000	248,881
Kuaishou Technology (a)(b)	164,700	1,499,297
Kuang-Chi Technologies Co., Ltd. Class A	7,100	17,466
Kunlun Energy Co., Ltd.	362,000	258,341
Kweichow Moutai Co., Ltd. Class A	3,199	798,496
LB Group Co., Ltd. Class A	8,200	22,423
Lenovo Group, Ltd. (c)	686,000	563,394
Lens Technology Co., Ltd. Class A	9,100	13,850
Lepu Medical Technology Beijing Co., Ltd. Class A	5,300	17,596
Li Auto, Inc. Class A (a)(c)	104,200	1,025,319
Li Ning Co., Ltd.	220,500	1,914,026
Lingyi iTech Guangdong Co. Class A (a)	10,200	6,693
Livzon Pharmaceutical Group, Inc. Class A	2,700	12,675
Longfor Group Holdings, Ltd. (b)(c)	177,000	551,073

See accompanying notes to financial statements.
10

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET EMERGING MARKETS EQUITY INDEX FUND
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022

Security Description	Shares	Value
LONGi Green Energy Technology Co., Ltd. Class A (a)	19,024	$ 116,198
Lufax Holding, Ltd. ADR	64,000	124,160
Luoyang Xinqianglian Slewing Bearing Co., Ltd. Class A	1,530	11,782
Luxi Chemical Group Co., Ltd. Class A	4,600	8,238
Luxshare Precision Industry Co., Ltd. Class A	18,871	86,597
Luzhou Laojiao Co., Ltd. Class A	4,100	132,905
Mango Excellent Media Co., Ltd. Class A	3,540	15,360
Maxscend Microelectronics Co., Ltd. Class A	1,184	19,560
Meinian Onehealth Healthcare Holdings Co., Ltd. Class A (a)	15,000	13,290
Meituan Class B (a)(b)	413,000	9,244,274
Metallurgical Corp. of China, Ltd. Class A	63,200	29,048
Microport Scientific Corp. (a)(c)	58,549	154,156
Ming Yang Smart Energy Group, Ltd. Class A	4,600	16,794
Minth Group, Ltd.	70,000	189,687
Montage Technology Co., Ltd. Class A	3,180	28,772
Muyuan Foods Co., Ltd. Class A	12,976	91,428
Nanjing King-Friend Biochemical Pharmaceutical Co., Ltd. Class A	5,272	13,746
NARI Technology Co., Ltd. Class A	15,618	55,078
NAURA Technology Group Co., Ltd. Class A	1,500	48,845
NavInfo Co., Ltd. Class A	11,900	18,954
NetEase, Inc. ADR	560	40,673
NetEase, Inc.	184,325	2,704,080
New China Life Insurance Co., Ltd. Class A	4,400	19,129
New China Life Insurance Co., Ltd. Class H	84,900	207,764
New Hope Liuhe Co., Ltd. Class A (a)	10,100	18,846
New Oriental Education & Technology Group, Inc. (a)	141,700	517,422
Ninestar Corp. Class A	3,800	28,499
Ningbo Deye Technology Co., Ltd. Class A	700	33,508
Ningbo Joyson Electronic Corp. Class A (a)	6,700	13,606
Ningbo Orient Wires & Cables Co., Ltd. Class A	2,500	24,509
Ningbo Ronbay New Energy Technology Co., Ltd. Class A	879	8,734
Security Description	Shares	Value
Ningbo Shanshan Co., Ltd. Class A	4,200	$ 11,048
Ningbo Tuopu Group Co., Ltd. Class A	2,600	22,013
Ningxia Baofeng Energy Group Co., Ltd. Class A	16,000	27,912
NIO, Inc. ADR (a)	129,300	1,260,675
Nongfu Spring Co., Ltd. Class H (b)	164,200	927,773
North Industries Group Red Arrow Co., Ltd. Class A	2,200	6,245
Offshore Oil Engineering Co., Ltd. Class A	6,200	5,430
OFILM Group Co., Ltd. Class A (a)	12,400	8,441
Oppein Home Group, Inc. Class A	1,680	29,509
Orient Securities Co., Ltd. Class A	15,292	19,759
Ovctek China, Inc. Class A	3,160	16,305
Pangang Group Vanadium Titanium & Resources Co., Ltd. Class A (a)	33,400	22,834
People's Insurance Co. Group of China, Ltd. Class A	19,600	14,787
People's Insurance Co. Group of China, Ltd. Class H (a)	802,000	266,136
Perfect World Co., Ltd. Class A	4,800	8,825
PetroChina Co., Ltd. Class A	65,600	47,122
PetroChina Co., Ltd. Class H	1,966,000	899,252
Pharmaron Beijing Co., Ltd. Class A	2,850	28,010
Pharmaron Beijing Co., Ltd. Class H (b)	17,900	124,188
PICC Property & Casualty Co., Ltd. Class H	655,000	621,855
Pinduoduo, Inc. ADR (a)	47,400	3,865,470
Ping An Bank Co., Ltd. Class A	54,500	103,662
Ping An Healthcare & Technology Co., Ltd. (a)(b)(c)	45,800	124,990
Ping An Insurance Group Co. of China, Ltd. Class A	27,200	184,771
Ping An Insurance Group Co. of China, Ltd. Class H	592,500	3,920,925
Pingdingshan Tianan Coal Mining Co., Ltd. Class A	9,800	15,311
Poly Developments & Holdings Group Co., Ltd. Class A	31,500	68,884
Pop Mart International Group, Ltd. (b)(c)	49,800	126,463
Postal Savings Bank of China Co., Ltd. Class A	59,800	39,931
Postal Savings Bank of China Co., Ltd. Class H (b)(c)	748,000	464,808
Power Construction Corp. of China, Ltd. Class A	46,500	47,583

See accompanying notes to financial statements.
11

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET EMERGING MARKETS EQUITY INDEX FUND
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022

Security Description	Shares	Value
Proya Cosmetics Co., Ltd. Class A	280	$ 6,778
Pylon Technologies Co., Ltd. Class A	554	25,274
Qinghai Salt Lake Industry Co., Ltd. Class A (a)	12,600	41,321
Raytron Technology Co., Ltd. Class A	1,060	5,698
Riyue Heavy Industry Co., Ltd. Class A	2,400	7,042
Rongsheng Petrochemical Co., Ltd. Class A	29,255	52,008
SAIC Motor Corp., Ltd. Class A	17,400	36,239
Sailun Group Co., Ltd. Class A	7,600	11,006
Sangfor Technologies, Inc. Class A	1,650	26,841
Sany Heavy Equipment International Holdings Co., Ltd.	113,000	116,113
Sany Heavy Industry Co., Ltd. Class A	19,455	44,428
Satellite Chemical Co., Ltd. Class A	7,186	16,098
Sealand Securities Co., Ltd. Class A	24,100	11,599
Seazen Holdings Co., Ltd. Class A (a)	4,200	12,444
SF Holding Co., Ltd. Class A	13,700	114,370
SG Micro Corp. Class A	675	16,839
Shaanxi Coal Industry Co., Ltd. Class A	23,200	62,302
Shan Xi Hua Yang Group New Energy Co., Ltd. Class A	9,200	18,948
Shandong Buchang Pharmaceuticals Co., Ltd. Class A	4,600	13,969
Shandong Gold Mining Co., Ltd. Class A	8,128	22,508
Shandong Gold Mining Co., Ltd. Class H (b)	66,500	123,373
Shandong Hualu Hengsheng Chemical Co., Ltd. Class A	4,250	20,363
Shandong Linglong Tyre Co., Ltd. Class A	4,800	14,208
Shandong Nanshan Aluminum Co., Ltd. Class A	47,889	22,633
Shandong Sun Paper Industry JSC, Ltd. Class A	10,500	17,483
Shandong Weigao Group Medical Polymer Co., Ltd. Class H	233,600	383,699
Shanghai Bairun Investment Holding Group Co., Ltd. Class A	3,332	17,992
Shanghai Baosight Software Co., Ltd. Class A	4,667	30,219
Shanghai Baosight Software Co., Ltd. Class B	49,660	153,698
Security Description	Shares	Value
Shanghai Construction Group Co., Ltd. Class A	47,200	$ 17,737
Shanghai Electric Group Co., Ltd. Class A (a)	41,000	23,348
Shanghai Fosun Pharmaceutical Group Co., Ltd. Class A	4,820	24,550
Shanghai Fosun Pharmaceutical Group Co., Ltd. Class H (c)	47,000	150,545
Shanghai Friendess Electronic Technology Corp., Ltd. Class A	702	22,025
Shanghai Fudan Microelectronics Group Co., Ltd. Class H (c)	26,000	98,271
Shanghai International Airport Co., Ltd. Class A (a)	2,968	24,756
Shanghai International Port Group Co., Ltd. Class A	16,300	12,580
Shanghai Jinjiang International Hotels Co., Ltd. Class A	2,700	22,770
Shanghai Junshi Biosciences Co., Ltd. Class A (a)	2,405	21,760
Shanghai Lingang Holdings Corp., Ltd. Class A	6,900	11,888
Shanghai Lujiazui Finance & Trade Zone Development Co., Ltd. Class B	112,432	90,845
Shanghai M&G Stationery, Inc. Class A	1,600	12,714
Shanghai Medicilon, Inc. Class A	137	4,235
Shanghai Pharmaceuticals Holding Co., Ltd. Class A	8,600	22,162
Shanghai Pharmaceuticals Holding Co., Ltd. Class H	75,300	125,227
Shanghai Pudong Development Bank Co., Ltd. Class A	78,200	82,282
Shanghai Putailai New Energy Technology Co., Ltd. Class A	4,520	33,899
Shanghai RAAS Blood Products Co., Ltd. Class A	18,500	16,952
Shanghai Yuyuan Tourist Mart Group Co., Ltd. Class A	13,000	14,299
Shanxi Coking Coal Energy Group Co., Ltd. Class A	13,200	22,226
Shanxi Lu'an Environmental Energy Development Co., Ltd. Class A	9,600	23,380
Shanxi Meijin Energy Co., Ltd. Class A	16,200	21,120
Shanxi Securities Co., Ltd. Class A	15,700	12,027
Shanxi Taigang Stainless Steel Co., Ltd. Class A	22,800	14,236
Shanxi Xinghuacun Fen Wine Factory Co., Ltd. Class A	2,980	122,747

See accompanying notes to financial statements.
12

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET EMERGING MARKETS EQUITY INDEX FUND
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022

Security Description	Shares	Value
Shenghe Resources Holding Co., Ltd. Class A	4,400	$ 8,903
Shengyi Technology Co., Ltd. Class A	6,000	12,496
Shennan Circuits Co., Ltd. Class A	960	10,011
Shenwan Hongyuan Group Co., Ltd. Class A	65,700	37,793
Shenzhen Capchem Technology Co., Ltd. Class A	1,000	6,283
Shenzhen Dynanonic Co., Ltd. Class A	600	19,910
Shenzhen Energy Group Co., Ltd. Class A	12,700	11,674
Shenzhen Inovance Technology Co., Ltd. Class A	7,650	76,844
Shenzhen International Holdings, Ltd.	118,057	115,864
Shenzhen Kangtai Biological Products Co., Ltd. Class A	3,918	17,855
Shenzhen Kedali Industry Co., Ltd. Class A	300	5,152
Shenzhen Mindray Bio-Medical Electronics Co., Ltd. Class A	3,100	141,571
Shenzhen New Industries Biomedical Engineering Co., Ltd. Class A	1,200	8,696
Shenzhen Overseas Chinese Town Co., Ltd. Class A	32,900	25,345
Shenzhen Salubris Pharmaceuticals Co., Ltd. Class A	3,600	17,092
Shenzhen SC New Energy Technology Corp. Class A	1,500	24,719
Shenzhen Senior Technology Material Co., Ltd. Class A	1,292	3,970
Shenzhen Sunlord Electronics Co., Ltd. Class A	2,000	7,568
Shenzhen Transsion Holdings Co., Ltd. Class A	2,758	31,698
Shenzhou International Group Holdings, Ltd.	77,000	866,194
Shijiazhuang Yiling Pharmaceutical Co., Ltd. Class A	5,400	23,383
Shimao Group Holdings, Ltd. (a)(d)	159,000	22,511
Sichuan Chuantou Energy Co., Ltd. Class A	10,000	17,676
Sichuan Hebang Biotechnology Co., Ltd. Class A	11,800	5,185
Sichuan Kelun Pharmaceutical Co., Ltd. Class A	5,200	19,999
Sichuan New Energy Power Co., Ltd. (a)	7,600	19,596
Sichuan Road & Bridge Co., Ltd. Class A	9,500	15,268
Sichuan Swellfun Co., Ltd. Class A	1,600	19,522
Security Description	Shares	Value
Sichuan Yahua Industrial Group Co., Ltd. Class A	1,600	$ 5,377
Sieyuan Electric Co., Ltd. Class A	1,200	6,629
Silergy Corp.	30,000	426,055
Sinoma Science & Technology Co., Ltd. Class A	6,300	19,513
Sinomine Resource Group Co., Ltd. Class A	1,700	16,379
Sinopec Shanghai Petrochemical Co., Ltd. Class A	24,500	11,013
Sinopharm Group Co., Ltd. Class H	123,600	314,188
Skshu Paint Co., Ltd. Class A (a)	680	11,187
Smoore International Holdings, Ltd. (b)(c)	167,000	259,328
Songcheng Performance Development Co., Ltd. Class A	11,340	23,929
SooChow Securities Co., Ltd. Class A	15,600	14,723
Southwest Securities Co., Ltd. Class A	29,900	16,206
StarPower Semiconductor, Ltd. Class A	600	28,557
Sunac China Holdings, Ltd. (a)(c)(d)	390,700	57,316
Sungrow Power Supply Co., Ltd. Class A	3,600	58,172
Sunny Optical Technology Group Co., Ltd.	66,300	788,724
Sunwoda Electronic Co., Ltd. Class A	6,200	18,953
Suzhou Dongshan Precision Manufacturing Co., Ltd. Class A	7,200	25,735
Suzhou Maxwell Technologies Co., Ltd. Class A	576	34,286
Suzhou TA&A Ultra Clean Technology Co., Ltd. Class A	1,100	8,884
TAL Education Group ADR (a)	43,300	305,265
TBEA Co., Ltd. Class A	9,287	26,953
TCL Technology Group Corp. Class A	30,200	16,237
TCL Zhonghuan Renewable Energy Technology Co., Ltd. Class A	9,000	48,988
Tencent Holdings, Ltd.	586,100	25,081,186
Tencent Music Entertainment Group ADR (a)	66,800	553,104
Thunder Software Technology Co., Ltd. Class A	1,400	20,295
Tianjin 712 Communication & Broadcasting Co., Ltd. Class A	2,500	12,618

See accompanying notes to financial statements.
13

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET EMERGING MARKETS EQUITY INDEX FUND
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022

Security Description	Shares	Value
Tianma Microelectronics Co., Ltd. Class A	8,800	$ 11,015
Tianqi Lithium Corp. Class A (a)	3,600	41,100
Tianshan Aluminum Group Co., Ltd. Class A	3,000	3,347
Tianshui Huatian Technology Co., Ltd. Class A	9,100	10,903
Tibet Summit Resources Co., Ltd. Class A (a)	900	2,981
Tingyi Cayman Islands Holding Corp.	184,000	324,861
Titan Wind Energy Suzhou Co., Ltd. Class A	3,000	6,560
Toly Bread Co., Ltd. Class A	4,312	9,598
Tongcheng Travel Holdings, Ltd. (a)	112,000	269,491
TongFu Microelectronics Co., Ltd. Class A (a)	6,300	15,006
Tongkun Group Co., Ltd. Class A	7,400	15,455
Tongling Nonferrous Metals Group Co., Ltd. Class A	42,200	19,030
Tongwei Co., Ltd. Class A	12,100	67,470
Topchoice Medical Corp. Class A (a)	1,100	24,323
Topsports International Holdings, Ltd. (b)	183,000	145,135
TravelSky Technology, Ltd. Class H	86,000	181,808
Trina Solar Co., Ltd. Class A	6,219	57,311
Trip.com Group, Ltd. ADR (a)	50,967	1,753,265
Tsingtao Brewery Co., Ltd. Class A	1,500	23,306
Tsingtao Brewery Co., Ltd. Class H	58,000	572,944
Unigroup Guoxin Microelectronics Co., Ltd. Class A	2,379	45,325
Uni-President China Holdings, Ltd.	130,000	130,084
Unisplendour Corp., Ltd. Class A	10,360	29,213
Vipshop Holdings, Ltd. ADR (a)	39,188	534,524
Walvax Biotechnology Co., Ltd. Class A	4,400	25,559
Wanhua Chemical Group Co., Ltd. Class A	8,500	113,823
Want Want China Holdings, Ltd.	459,000	306,982
Weibo Corp. ADR (a)	6,560	125,427
Weichai Power Co., Ltd. Class A	19,400	28,544
Weichai Power Co., Ltd. Class H	188,000	252,435
Weihai Guangwei Composites Co., Ltd. Class A	800	8,354
Security Description	Shares	Value
Wens Foodstuffs Group Co., Ltd. Class A	20,040	$ 56,857
Western Securities Co., Ltd. Class A	14,600	12,851
Western Superconducting Technologies Co., Ltd. Class A	774	10,593
Westone Information Industry, Inc. Class A	1,100	4,854
Will Semiconductor Co., Ltd. Shanghai Class A	3,375	37,604
Wingtech Technology Co., Ltd. Class A	3,000	22,799
Wuchan Zhongda Group Co., Ltd. Class A	20,300	14,113
Wuhan Guide Infrared Co., Ltd. Class A	10,192	16,204
Wuliangye Yibin Co., Ltd. Class A	10,000	261,156
WUS Printed Circuit Kunshan Co., Ltd. Class A	4,180	7,189
WuXi AppTec Co., Ltd. Class A	7,133	83,507
WuXi AppTec Co., Ltd. Class H (b)	33,191	350,623
Wuxi Biologics Cayman, Inc. (a)(b)	339,000	2,599,523
Wuxi Shangji Automation Co., Ltd. Class A	1,260	19,276
XCMG Construction Machinery Co., Ltd. Class A	35,100	25,721
Xiamen C & D, Inc. Class A	11,400	22,491
Xiamen Faratronic Co., Ltd. Class A	400	9,243
Xiamen Tungsten Co., Ltd. Class A	4,600	12,998
Xiaomi Corp. Class B (a)(b)(c)	1,428,300	2,002,012
Xinjiang Goldwind Science & Technology Co., Ltd. Class A	7,100	11,288
Xinjiang Goldwind Science & Technology Co., Ltd. Class H	80,200	71,415
Xinjiang Zhongtai Chemical Co., Ltd. Class A	14,900	16,065
Xinyi Solar Holdings, Ltd.	464,089	513,742
XPeng, Inc. Class A (a)(c)	78,800	387,188
Xtep International Holdings, Ltd. (c)	118,013	131,395
Yadea Group Holdings, Ltd. (b)	114,000	190,756
Yankuang Energy Group Co., Ltd. Class A	6,100	29,606
Yankuang Energy Group Co., Ltd. Class H	144,000	439,106
Yantai Jereh Oilfield Services Group Co., Ltd. Class A	3,700	14,925
Yealink Network Technology Corp., Ltd. Class A	2,500	21,893
Yifeng Pharmacy Chain Co., Ltd. Class A	1,274	11,755

See accompanying notes to financial statements.
14

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET EMERGING MARKETS EQUITY INDEX FUND
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022

Security Description	Shares	Value
Yihai International Holding, Ltd. (a)(c)	43,000	$ 152,057
Yihai Kerry Arawana Holdings Co., Ltd. Class A	2,900	18,258
Yintai Gold Co., Ltd. Class A	11,060	17,648
YongXing Special Materials Technology Co., Ltd. Class A	800	10,657
Yonyou Network Technology Co., Ltd. Class A	6,878	24,027
Youngor Group Co., Ltd. Class A	22,500	20,585
Youngy Co., Ltd. Class A (a)	400	5,660
YTO Express Group Co., Ltd. Class A	9,900	28,746
Yuan Longping High-tech Agriculture Co., Ltd. Class A (a)	4,200	9,755
Yuexiu Property Co., Ltd.	129,400	156,674
Yum China Holdings, Inc.	39,200	2,142,280
Yunda Holding Co., Ltd. Class A	9,360	19,454
Yunnan Aluminium Co., Ltd. Class A	5,200	8,357
Yunnan Baiyao Group Co., Ltd. Class A	4,778	37,540
Yunnan Botanee Bio-Technology Group Co., Ltd. Class A	1,100	23,727
Yunnan Energy New Material Co., Ltd. Class A	2,400	45,542
Yunnan Tin Co., Ltd. Class A	9,000	18,341
Yunnan Yuntianhua Co., Ltd. Class A (a)	7,000	21,287
Zai Lab, Ltd. ADR (a)	8,474	260,152
Zangge Mining Co., Ltd. Class A	5,900	22,146
Zhangzhou Pientzehuang Pharmaceutical Co., Ltd. Class A	1,600	66,707
Zhaojin Mining Industry Co., Ltd. Class H (a)	106,500	118,440
Zhefu Holding Group Co., Ltd. Class A	13,200	7,460
Zhejiang Century Huatong Group Co., Ltd. Class A (a)	32,000	17,621
Zhejiang China Commodities City Group Co., Ltd. Class A	13,400	10,149
Zhejiang Chint Electrics Co., Ltd. Class A	5,100	20,418
Zhejiang Dahua Technology Co., Ltd. Class A	12,000	19,616
Zhejiang Dingli Machinery Co., Ltd. Class A	1,960	13,555
Zhejiang Expressway Co., Ltd. Class H	138,000	106,263
Zhejiang HangKe Technology, Inc. Co. Class A	1,724	10,906
Security Description	Shares	Value
Zhejiang Huahai Pharmaceutical Co., Ltd. Class A	5,830	$ 18,420
Zhejiang Huayou Cobalt Co., Ltd. Class A	5,080	40,845
Zhejiang Jingsheng Mechanical & Electrical Co., Ltd. Class A	3,100	28,478
Zhejiang Jiuzhou Pharmaceutical Co., Ltd. Class A	1,300	7,972
Zhejiang Juhua Co., Ltd. Class A	8,700	19,503
Zhejiang NHU Co., Ltd. Class A	6,516	17,658
Zhejiang Supor Co., Ltd. Class A	1,300	9,293
Zhejiang Weiming Environment Protection Co., Ltd. Class A	4,330	11,597
Zhejiang Weixing New Building Materials Co., Ltd. Class A	5,100	15,730
Zhejiang Wolwo Bio-Pharmaceutical Co., Ltd. Class A	900	7,167
Zhejiang Yongtai Technology Co., Ltd. Class A	4,500	14,198
Zheshang Securities Co., Ltd. Class A	11,100	15,931
ZhongAn Online P&C Insurance Co., Ltd. Class H (a)(b)	65,400	180,155
Zhongji Innolight Co., Ltd. Class A	2,200	8,595
Zhongsheng Group Holdings, Ltd.	55,500	285,502
Zhongtai Securities Co., Ltd. Class A	23,600	21,864
Zhuzhou CRRC Times Electric Co., Ltd.	53,000	263,134
Zhuzhou Hongda Electronics Corp., Ltd. Class A	2,400	15,311
Zhuzhou Kibing Group Co., Ltd. Class A	3,400	5,597
Zibo Qixiang Tengda Chemical Co., Ltd. Class A (a)	15,600	15,873
Zijin Mining Group Co., Ltd. Class A	47,800	69,087
Zijin Mining Group Co., Ltd. Class H	544,000	737,419
Zoomlion Heavy Industry Science & Technology Co., Ltd. Class A	28,400	22,330
ZTE Corp. Class A	11,700	43,730
ZTE Corp. Class H	75,000	165,280
ZTO Express Cayman, Inc. ADR	39,400	1,058,678
		174,234,940
COLOMBIA — 0.1%
Bancolombia SA	23,623	205,179

See accompanying notes to financial statements.
15

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET EMERGING MARKETS EQUITY INDEX FUND
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022

Security Description	Shares	Value
Bancolombia SA Preference Shares	43,425	$ 299,549
Interconexion Electrica SA ESP	42,579	186,240
		690,968
CZECH REPUBLIC — 0.1%
CEZ A/S	15,292	520,274
Komercni Banka A/S	7,216	208,841
Moneta Money Bank A/S (b)	33,368	112,052
		841,167
EGYPT — 0.1%
Commercial International Bank Egypt SAE	238,080	399,882
Eastern Co. SAE	85,861	49,702
Egyptian Financial Group-Hermes Holding Co. (a)	78,045	56,370
		505,954
GREECE — 0.3%
Alpha Services & Holdings SA (a)	210,394	224,543
Eurobank Ergasias Services & Holdings SA Class A (a)	241,797	272,251
FF Group (a)(d)	3,869	—
Hellenic Telecommunications Organization SA	18,638	290,215
JUMBO SA	10,646	181,564
Mytilineos SA	9,665	209,394
National Bank of Greece SA (a)	50,528	202,061
OPAP SA	18,359	259,224
Public Power Corp. SA (a)	18,846	131,843
Terna Energy SA	5,225	113,646
		1,884,741
HONG KONG — 0.2%
China Huishan Dairy Holdings Co., Ltd. (d)	406,100	—
Kingboard Laminates Holdings, Ltd.	93,300	102,565
Nine Dragons Paper Holdings, Ltd.	149,000	135,924
Orient Overseas International, Ltd. (c)	12,000	216,785
Sino Biopharmaceutical, Ltd.	978,000	572,644
Super Hi International Holding, Ltd. (a)(c)	11,000	14,009
Vinda International Holdings, Ltd.	36,000	106,087
		1,148,014
HUNGARY — 0.2%
MOL Hungarian Oil & Gas PLC	37,985	263,413
OTP Bank Nyrt	21,197	571,141
Richter Gedeon Nyrt	13,507	298,782
		1,133,336
Security Description	Shares	Value
INDIA — 14.3%
ABB India, Ltd.	4,899	$ 158,878
ACC, Ltd.	6,954	205,233
Adani Enterprises, Ltd.	26,592	1,240,194
Adani Green Energy, Ltd. (a)	29,447	687,607
Adani Ports & Special Economic Zone, Ltd.	50,048	494,914
Adani Power, Ltd. (a)	72,338	261,923
Adani Total Gas, Ltd.	25,634	1,144,234
Adani Transmission, Ltd. (a)	25,951	812,204
Ambuja Cements, Ltd.	56,117	355,505
Apollo Hospitals Enterprise, Ltd.	9,542	516,442
Asian Paints, Ltd.	36,205	1,351,353
AU Small Finance Bank, Ltd. (b)	15,039	118,969
Aurobindo Pharma, Ltd.	26,259	139,119
Avenue Supermarts, Ltd. (a)(b)	15,064	740,864
Axis Bank, Ltd.	212,593	2,399,477
Bajaj Auto, Ltd.	6,503	284,240
Bajaj Finance, Ltd.	25,470	2,024,300
Bajaj Finserv, Ltd.	35,491	664,024
Bajaj Holdings & Investment, Ltd.	2,478	171,977
Balkrishna Industries, Ltd.	7,098	182,855
Bandhan Bank, Ltd. (a)(b)	61,945	175,360
Berger Paints India, Ltd.	22,391	157,343
Bharat Electronics, Ltd.	345,705	417,454
Bharat Forge, Ltd.	23,446	249,353
Bharat Petroleum Corp., Ltd.	81,328	324,899
Bharti Airtel, Ltd.	208,047	2,027,157
Biocon, Ltd.	38,199	120,904
Britannia Industries, Ltd.	10,235	532,899
Cholamandalam Investment & Finance Co., Ltd.	37,819	330,465
Cipla, Ltd.	46,041	598,789
Coal India, Ltd.	145,602	396,080
Colgate-Palmolive India, Ltd.	11,378	211,290
Container Corp. Of India, Ltd.	26,161	233,624
Dabur India, Ltd.	57,956	393,320
Divi's Laboratories, Ltd.	12,605	520,046
DLF, Ltd.	57,850	262,224
Dr Reddy's Laboratories, Ltd.	11,068	566,919
Eicher Motors, Ltd.	12,987	506,694
GAIL India, Ltd.	214,411	248,932
Godrej Consumer Products, Ltd. (a)	38,580	407,601
Godrej Properties, Ltd. (a)	11,898	176,133
Grasim Industries, Ltd.	24,913	519,008
Havells India, Ltd.	23,577	313,472
HCL Technologies, Ltd.	102,441	1,286,921
HDFC Life Insurance Co., Ltd. (b)	90,323	618,221
Hero MotoCorp, Ltd.	10,329	341,951
Hindalco Industries, Ltd.	127,794	731,189
Hindustan Petroleum Corp., Ltd.	58,632	166,654

See accompanying notes to financial statements.
16

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET EMERGING MARKETS EQUITY INDEX FUND
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022

Security Description	Shares	Value
Hindustan Unilever, Ltd.	76,917	$ 2,381,099
Housing Development Finance Corp., Ltd.	161,562	5,150,924
ICICI Bank, Ltd.	482,519	5,195,843
ICICI Lombard General Insurance Co., Ltd. (b)	22,587	337,672
ICICI Prudential Life Insurance Co., Ltd. (b)	34,627	188,894
Indian Hotels Co., Ltd.	79,829	307,476
Indian Oil Corp., Ltd.	262,058	242,324
Indian Railway Catering & Tourism Corp., Ltd.	22,697	175,502
Indraprastha Gas, Ltd.	30,196	151,090
Indus Towers, Ltd.	61,345	141,220
Info Edge India, Ltd.	6,658	316,446
Infosys, Ltd.	315,299	5,748,023
InterGlobe Aviation, Ltd. (a)(b)	9,165	222,417
ITC, Ltd.	277,402	1,111,720
Jindal Steel & Power, Ltd.	38,024	266,853
JSW Steel, Ltd.	68,627	637,120
Jubilant Foodworks, Ltd.	37,030	228,746
Kotak Mahindra Bank, Ltd.	51,860	1,145,427
Larsen & Toubro, Ltd.	64,328	1,621,846
LTIMindtree, Ltd. (b)	8,297	437,806
Lupin, Ltd.	20,104	178,295
Mahindra & Mahindra, Ltd.	82,129	1,240,125
Marico, Ltd.	47,489	292,666
Maruti Suzuki India, Ltd.	11,270	1,143,565
Mphasis, Ltd.	7,806	186,144
MRF, Ltd.	176	188,351
Muthoot Finance, Ltd.	10,959	140,819
Nestle India, Ltd.	3,139	743,905
NTPC, Ltd.	360,697	725,710
Oil & Natural Gas Corp., Ltd.	237,270	420,880
Page Industries, Ltd.	577	298,764
Petronet LNG, Ltd.	68,999	179,691
PI Industries, Ltd.	7,266	300,363
Pidilite Industries, Ltd.	14,384	443,386
Power Grid Corp. of India, Ltd.	292,004	754,276
Reliance Industries, Ltd.	285,256	8,782,837
Samvardhana Motherson International, Ltd.	185,725	166,463
SBI Cards & Payment Services, Ltd.	22,730	218,563
SBI Life Insurance Co., Ltd. (b)	42,819	637,290
Shree Cement, Ltd.	1,012	284,890
Shriram Finance, Ltd.	18,190	302,742
Siemens, Ltd. (a)	6,799	232,282
SRF, Ltd.	14,013	387,945
State Bank of India	166,542	1,235,426
Sun Pharmaceutical Industries, Ltd.	89,493	1,083,262
Tata Consultancy Services, Ltd.	85,620	3,370,466
Tata Consumer Products, Ltd.	52,181	483,745
Tata Elxsi, Ltd.	3,201	243,215
Tata Motors, Ltd. ADR (a)(c)	168	3,882
Security Description	Shares	Value
Tata Motors, Ltd. (a)	153,632	$ 720,434
Tata Power Co., Ltd.	132,452	332,531
Tata Steel, Ltd.	682,580	929,441
Tech Mahindra, Ltd.	55,538	682,326
Titan Co., Ltd.	33,183	1,041,857
Torrent Pharmaceuticals, Ltd.	9,375	175,715
Trent, Ltd.	17,023	278,062
Tube Investments of India, Ltd.	9,952	333,885
TVS Motor Co., Ltd.	19,984	262,186
UltraTech Cement, Ltd.	9,404	791,042
United Spirits, Ltd. (a)	27,231	288,850
UPL, Ltd.	46,037	398,518
Varun Beverages, Ltd.	21,283	340,237
Vedanta, Ltd.	71,014	264,725
Wipro, Ltd.	128,734	611,148
Yes Bank, Ltd. (a)	1,068,372	266,028
Zomato, Ltd. (a)	278,678	199,753
		85,384,348
INDONESIA — 1.9%
Adaro Energy Indonesia Tbk PT	1,351,900	334,339
Aneka Tambang Tbk	795,800	101,472
Astra International Tbk PT	1,929,800	706,591
Bank Central Asia Tbk PT	5,249,100	2,882,917
Bank Jago Tbk PT (a)	397,300	94,939
Bank Mandiri Persero Tbk PT	1,785,300	1,138,211
Bank Negara Indonesia Persero Tbk PT	697,400	413,266
Bank Rakyat Indonesia Persero Tbk PT	6,447,813	2,046,070
Barito Pacific Tbk PT	2,897,848	140,541
Charoen Pokphand Indonesia Tbk PT	713,400	258,918
Gudang Garam Tbk PT	16,700	19,309
Indah Kiat Pulp & Paper Tbk PT	249,600	139,891
Indofood CBP Sukses Makmur Tbk PT	237,400	152,497
Indofood Sukses Makmur Tbk PT	402,900	174,049
Kalbe Farma Tbk PT	2,013,000	270,253
Merdeka Copper Gold Tbk PT (a)	1,177,224	311,557
Sarana Menara Nusantara Tbk PT	1,853,000	130,933
Semen Indonesia Persero Tbk PT	345,884	146,086
Sumber Alfaria Trijaya Tbk PT	1,553,000	264,362
Telkom Indonesia Persero Tbk PT	4,740,800	1,141,995
Unilever Indonesia Tbk PT	728,900	220,063
United Tractors Tbk PT	163,400	273,689
Vale Indonesia Tbk PT (a)	220,300	100,474
		11,462,422

See accompanying notes to financial statements.
17

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET EMERGING MARKETS EQUITY INDEX FUND
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022

Security Description	Shares	Value
KUWAIT — 0.9%
Agility Public Warehousing Co. KSC	141,821	$ 333,886
Boubyan Bank KSCP	120,429	314,596
Gulf Bank KSCP	158,824	163,046
Kuwait Finance House KSCP	689,955	1,863,122
Mabanee Co. KPSC	57,227	158,766
Mobile Telecommunications Co. KSCP	201,845	371,716
National Bank of Kuwait SAKP	671,044	2,364,598
		5,569,730
LUXEMBOURG — 0.0% (e)
Reinet Investments SCA	13,151	253,019
MALAYSIA — 1.6%
AMMB Holdings Bhd	166,500	156,484
Axiata Group Bhd	253,693	177,959
CIMB Group Holdings Bhd	633,736	834,431
Dialog Group Bhd	333,200	185,321
DiGi.Com Bhd	289,200	262,611
Genting Bhd	205,000	208,490
Genting Malaysia Bhd	281,500	171,904
HAP Seng Consolidated Bhd	62,400	90,661
Hartalega Holdings Bhd (a)	169,200	65,299
Hong Leong Bank Bhd	62,400	291,247
Hong Leong Financial Group Bhd	21,200	89,516
IHH Healthcare Bhd	163,000	230,161
Inari Amertron Bhd	273,600	162,110
IOI Corp. Bhd	239,400	220,107
Kuala Lumpur Kepong Bhd	40,012	203,103
Malayan Banking Bhd	445,877	880,620
Malaysia Airports Holdings Bhd (a)	58,900	87,715
Maxis Bhd	222,000	193,526
MISC Bhd	127,200	216,572
MR DIY Group M Bhd (b)	217,850	98,910
Nestle Malaysia Bhd	6,700	212,940
Petronas Chemicals Group Bhd	226,600	442,397
Petronas Dagangan Bhd	26,800	139,932
Petronas Gas Bhd	73,500	285,657
PPB Group Bhd	61,020	241,587
Press Metal Aluminium Holdings Bhd	346,100	383,421
Public Bank Bhd	1,374,300	1,347,781
QL Resources Bhd	99,200	124,084
RHB Bank Bhd	133,557	175,549
Sime Darby Bhd	266,469	139,132
Sime Darby Plantation Bhd	193,236	203,984
Telekom Malaysia Bhd	101,861	124,869
Tenaga Nasional Bhd	243,500	532,328
Top Glove Corp. Bhd (a)	471,800	96,931
		9,277,339
MEXICO — 2.3%
Alfa SAB de CV Class A	269,000	171,306
Security Description	Shares	Value
America Movil SAB de CV Series L	2,594,321	$ 2,353,723
Arca Continental SAB de CV	41,500	336,987
Banco del Bajio SA (b)(c)	72,000	227,410
Cemex SAB de CV Series CPO (a)	1,436,917	581,042
Coca-Cola Femsa SAB de CV	49,300	333,537
Fibra Uno Administracion SA de CV REIT	286,058	337,035
Fomento Economico Mexicano SAB de CV	181,680	1,413,649
Gruma SAB de CV Class B	19,030	254,622
Grupo Aeroportuario del Pacifico SAB de CV Class B	33,800	484,177
Grupo Aeroportuario del Sureste SAB de CV Class B	18,325	427,543
Grupo Bimbo SAB de CV Class A	126,615	535,120
Grupo Carso SAB de CV Series A1	41,400	173,718
Grupo Financiero Banorte SAB de CV Series O	242,503	1,741,066
Grupo Financiero Inbursa SAB de CV Series O (a)(c)	203,326	342,646
Grupo Mexico SAB de CV Class B	290,436	1,019,576
Grupo Televisa SAB Series CPO (c)	224,329	203,985
Industrias Penoles SAB de CV (a)(c)	12,895	158,587
Kimberly-Clark de Mexico SAB de CV Class A	144,589	245,369
Operadora De Sites Mexicanos SAB de CV Class A	118,200	116,276
Orbia Advance Corp. SAB de CV	95,610	169,267
Promotora y Operadora de Infraestructura SAB de CV	21,000	171,946
Wal-Mart de Mexico SAB de CV	489,594	1,723,242
		13,521,829
PERU — 0.3%
Cia de Minas Buenaventura SAA ADR (c)	19,900	148,255
Credicorp, Ltd.	6,700	908,922
Southern Copper Corp.	8,067	487,166
		1,544,343
PHILIPPINES — 0.7%
Aboitiz Equity Ventures, Inc.	162,700	168,958
ACEN Corp.	782,895	107,645
Ayala Corp.	22,745	284,702
Ayala Land, Inc.	694,200	385,356
Bank of the Philippine Islands	168,869	309,759
BDO Unibank, Inc.	221,518	421,256
Globe Telecom, Inc.	2,629	103,132

See accompanying notes to financial statements.
18

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET EMERGING MARKETS EQUITY INDEX FUND
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022

Security Description	Shares	Value
International Container Terminal Services, Inc.	93,770	$ 336,540
JG Summit Holdings, Inc.	288,120	260,533
Jollibee Foods Corp.	41,070	169,662
Manila Electric Co.	19,990	107,407
Metropolitan Bank & Trust Co.	165,807	161,007
Monde Nissin Corp. (b)	625,800	124,865
PLDT, Inc.	8,381	197,728
SM Investments Corp.	22,230	360,523
SM Prime Holdings, Inc.	1,097,300	700,088
Universal Robina Corp.	81,020	198,784
		4,397,945
POLAND — 0.7%
Allegro.eu SA (a)(b)	33,945	194,480
Bank Polska Kasa Opieki SA	17,234	339,867
CD Projekt SA	6,252	184,784
Cyfrowy Polsat SA	24,124	96,853
Dino Polska SA (a)(b)	4,605	394,017
KGHM Polska Miedz SA	13,073	377,772
LPP SA	107	259,801
mBank SA (a)	1,336	90,158
PGE Polska Grupa Energetyczna SA (a)	89,629	140,668
Polski Koncern Naftowy ORLEN SA	59,130	866,004
Powszechna Kasa Oszczednosci Bank Polski SA	81,161	560,471
Powszechny Zaklad Ubezpieczen SA	55,919	451,559
Santander Bank Polska SA	3,284	194,214
		4,150,648
QATAR — 1.0%
Barwa Real Estate Co.	175,564	138,607
Commercial Bank PQSC	306,990	421,817
Industries Qatar QSC	143,764	507,451
Masraf Al Rayan QSC	529,496	461,622
Mesaieed Petrochemical Holding Co.	406,989	239,011
Ooredoo QSC	74,049	187,067
Qatar Electricity & Water Co. QSC	41,881	203,554
Qatar Fuel QSC	55,858	275,675
Qatar Gas Transport Co., Ltd.	241,249	243,305
Qatar International Islamic Bank QSC	92,153	263,750
Qatar Islamic Bank SAQ	153,963	784,665
Qatar National Bank QPSC	431,830	2,140,510
		5,867,034
ROMANIA — 0.0% (e)
NEPI Rockcastle NV	41,838	253,438
RUSSIA — 0.0%
Alrosa PJSC (a)(d)	308,085	—
Gazprom PJSC (d)	1,420,638	—
Inter RAO UES PJSC (a)(d)	4,533,728	—
Security Description	Shares	Value
LUKOIL PJSC (d)	49,922	$ —
Magnit PJSC (a)(d)	9,440	—
MMC Norilsk Nickel PJSC (d)	7,572	—
Mobile TeleSystems PJSC ADR (a)(d)	48,094	—
Mobile TeleSystems PJSC (d)	13,301	—
Moscow Exchange MICEX (a)(d)	172,751	—
Novatek PJSC GDR (a)(d)	1,745	—
Novatek PJSC (d)	91,850	—
Novolipetsk Steel PJSC (a)(d)	172,213	—
Novolipetskiy Steel PJSC (a)(d)	9,330	—
Ozon Holdings PLC ADR (a)(c)(d)(f)	6,064	—
Ozon Holdings PLC ADR (a)(d)(f)	1,150	—
PhosAgro PJSC (d)(f)	106	—
PhosAgro PJSC GDR (a)(d)(f)	16,519	—
Polymetal International PLC (a)(d)	1,547	—
Polyus PJSC (a)(d)	4,021	—
Rosneft Oil Co. PJSC (a)(d)	140,958	—
Sberbank of Russia PJSC (a)(d)	1,296,064	—
Severstal PJSC (d)	25,372	—
Surgutneftegas PJSC (d)	874,000	—
Tatneft PJSC (d)	170,112	—
TCS Group Holding PLC GDR (a)(d)	14,424	—
United Co. RUSAL International PJSC (a)(d)	365,310	—
VK Co., Ltd. GDR (a)(d)	12,460	—
VTB Bank PJSC (a)(d)	380,650,000	—
X5 Retail Group NV GDR (a)(d)	14,639	—
Yandex NV Class A (a)(d)	36,719	—
		—
SAUDI ARABIA — 4.1%
ACWA Power Co.	7,567	306,235
Advanced Petrochemical Co.	11,514	130,934
Al Rajhi Bank (a)	183,480	3,669,277
Alinma Bank (a)	91,193	789,647
Almarai Co. JSC (a)	23,523	335,076
Arab National Bank (a)	56,625	481,197
Arabian Internet & Communications Services Co.	2,199	141,750
Bank AlBilad (a)	46,579	547,568
Bank Al-Jazira	38,674	195,650
Banque Saudi Fransi (a)	56,163	605,571
Bupa Arabia for Cooperative Insurance Co.	7,241	276,149
Dallah Healthcare Co.	3,302	130,586
Dar Al Arkan Real Estate Development Co. (a)	48,811	150,774

See accompanying notes to financial statements.
19

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET EMERGING MARKETS EQUITY INDEX FUND
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022

Security Description	Shares	Value
Dr Sulaiman Al Habib Medical Services Group Co.	8,290	$ 484,105
Elm Co.	2,221	197,405
Emaar Economic City (a)	41,013	90,981
Etihad Etisalat Co.	35,513	328,274
Jarir Marketing Co.	5,687	226,963
Mobile Telecommunications Co. (a)	39,062	104,325
Mouwasat Medical Services Co. (a)	4,739	265,483
Nahdi Medical Co.	3,611	160,285
National Industrialization Co. (a)	28,902	95,651
Rabigh Refining & Petrochemical Co. (a)	40,799	117,974
Riyad Bank (a)	125,871	1,070,327
SABIC Agri-Nutrients Co. (a)	19,931	777,968
Sahara International Petrochemical Co.	33,020	302,001
Saudi Arabian Mining Co. (a)	81,320	1,396,103
Saudi Arabian Oil Co. (b)	226,210	1,941,771
Saudi Basic Industries Corp.	84,130	2,012,499
Saudi British Bank	86,109	885,926
Saudi Electricity Co.	79,084	488,871
Saudi Industrial Investment Group	35,881	211,944
Saudi Investment Bank (a)	46,833	215,942
Saudi Kayan Petrochemical Co. (a)	70,420	258,126
Saudi National Bank	205,285	2,763,039
Saudi Research & Media Group (a)	3,314	160,734
Saudi Tadawul Group Holding Co.	4,458	215,865
Saudi Telecom Co.	141,595	1,377,889
Savola Group	25,245	185,172
Yanbu National Petrochemical Co. (a)	23,680	263,417
		24,359,454
SINGAPORE — 0.0% (e)
BOC Aviation, Ltd. (b)	19,000	158,598
SOUTH AFRICA — 3.5%
Absa Group, Ltd.	78,966	899,883
African Rainbow Minerals, Ltd.	10,373	175,576
Anglo American Platinum, Ltd.	5,007	419,299
Aspen Pharmacare Holdings, Ltd.	35,700	286,041
Bid Corp., Ltd.	31,801	616,489
Bidvest Group, Ltd.	26,656	335,867
Capitec Bank Holdings, Ltd.	8,110	885,866
Clicks Group, Ltd.	23,012	365,271
Discovery, Ltd. (a)	45,991	333,411
Exxaro Resources, Ltd.	23,410	298,985
FirstRand, Ltd.	471,749	1,722,307
Foschini Group, Ltd.	31,916	189,451
Gold Fields, Ltd.	83,024	859,517
Security Description	Shares	Value
Growthpoint Properties, Ltd. REIT	328,286	$ 280,534
Harmony Gold Mining Co., Ltd.	50,576	174,779
Impala Platinum Holdings, Ltd.	79,275	993,046
Kumba Iron Ore, Ltd. (c)	6,078	175,857
Mr. Price Group, Ltd.	24,563	229,447
MTN Group, Ltd.	158,211	1,183,677
MultiChoice Group	34,404	237,057
Naspers, Ltd. Class N	20,380	3,382,900
Nedbank Group, Ltd.	43,638	545,199
Northam Platinum Holdings, Ltd. (a)	31,623	347,881
Old Mutual, Ltd.	440,106	270,556
Pepkor Holdings, Ltd. (b)	161,167	189,441
Remgro, Ltd.	49,806	389,403
Sanlam, Ltd.	168,743	483,171
Sasol, Ltd.	52,735	835,051
Shoprite Holdings, Ltd.	47,759	634,354
Sibanye Stillwater, Ltd.	269,038	707,104
SPAR Group, Ltd. (c)	17,721	118,209
Standard Bank Group, Ltd.	125,289	1,235,512
Vodacom Group, Ltd.	60,518	436,412
Woolworths Holdings, Ltd.	89,754	350,418
		20,587,971
SOUTH KOREA — 11.3%
Amorepacific Corp. (a)	2,714	297,033
BGF retail Co., Ltd. (a)	783	131,036
Celltrion Healthcare Co., Ltd.	8,533	394,335
Celltrion Pharm, Inc. (a)	1,731	92,373
Celltrion, Inc.	9,566	1,220,914
Cheil Worldwide, Inc. (a)	6,731	122,943
CJ CheilJedang Corp.	801	240,949
CJ Corp. (a)	1,359	90,781
Coway Co., Ltd. (a)	5,301	235,363
DB Insurance Co., Ltd. (a)	4,243	219,936
Doosan Bobcat, Inc.	4,489	122,825
Doosan Enerbility Co., Ltd. (a)	38,805	472,371
Ecopro BM Co., Ltd.	4,674	341,927
E-MART, Inc.	1,904	148,037
F&F Co., Ltd. (a)	1,596	183,440
GS Holdings Corp.	4,194	145,544
Hana Financial Group, Inc.	27,578	918,323
Hankook Tire & Technology Co., Ltd. (a)	7,029	173,573
Hanmi Pharm Co., Ltd. (a)	627	148,499
Hanon Systems	16,636	106,826
Hanwha Solutions Corp. (a)	10,815	369,804
HD Hyundai Co., Ltd.	4,487	203,071
HLB, Inc. (a)	10,464	236,104
HMM Co., Ltd. (a)	24,874	387,696
Hotel Shilla Co., Ltd. (a)	2,891	190,942
HYBE Co., Ltd. (a)	1,732	239,606
Hyundai Engineering & Construction Co., Ltd. (a)	7,524	208,013
Hyundai Glovis Co., Ltd. (a)	1,802	233,956

See accompanying notes to financial statements.
20

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET EMERGING MARKETS EQUITY INDEX FUND
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022

Security Description	Shares	Value
Hyundai Heavy Industries Co., Ltd.	1,602	$ 147,645
Hyundai Mipo Dockyard Co., Ltd.	2,203	147,513
Hyundai Mobis Co., Ltd.	5,728	908,565
Hyundai Motor Co.	12,974	1,552,753
Hyundai Motor Co. Preference Shares (f)	3,522	206,130
Hyundai Motor Co. Preference Shares (f)	2,076	121,577
Hyundai Steel Co. (a)	8,331	203,058
Iljin Materials Co., Ltd. (a)	2,388	98,358
Industrial Bank of Korea	24,620	191,347
Kakao Corp.	29,078	1,238,605
Kakao Games Corp. (a)	3,480	124,353
KakaoBank Corp. (a)	13,377	260,246
Kangwon Land, Inc. (a)	9,107	167,580
KB Financial Group, Inc.	36,276	1,389,829
Kia Corp. (a)	24,588	1,156,877
Korea Aerospace Industries, Ltd. (a)	7,069	285,694
Korea Electric Power Corp.	23,726	409,722
Korea Investment Holdings Co., Ltd. (a)	3,953	167,758
Korea Shipbuilding & Offshore Engineering Co., Ltd.	4,061	228,358
Korea Zinc Co., Ltd. (a)	842	377,343
Korean Air Lines Co., Ltd. (a)	16,984	309,507
Krafton, Inc. (a)	2,776	371,228
KT&G Corp. (a)	10,219	738,604
Kumho Petrochemical Co., Ltd. (a)	1,713	170,704
L&F Co., Ltd. (a)	2,198	303,059
LG Chem, Ltd. (a)	4,621	2,206,663
LG Chem, Ltd. Preference Shares (a)	695	153,339
LG Corp. (a)	8,946	553,937
LG Display Co., Ltd. (a)	21,222	209,718
LG Electronics, Inc. (a)	10,103	694,579
LG Energy Solution, Ltd. (a)	3,275	1,128,751
LG H&H Co., Ltd. (a)	880	506,501
LG Innotek Co., Ltd. (a)	1,304	262,989
LG Uplus Corp.	20,291	177,695
Lotte Chemical Corp. (a)	1,644	232,667
Lotte Shopping Co., Ltd. (a)	1,062	76,527
Meritz Fire & Marine Insurance Co., Ltd. (a)	3,117	123,406
Meritz Securities Co., Ltd. (a)	22,751	113,305
Mirae Asset Securities Co., Ltd. (a)	25,277	122,126
NAVER Corp.	12,264	1,744,198
NCSoft Corp. (a)	1,556	555,840
Netmarble Corp. (a)(b)	2,190	105,352
NH Investment & Securities Co., Ltd. (a)	13,998	97,420
Orion Corp/Republic of Korea (a)	2,249	228,961
Security Description	Shares	Value
Pan Ocean Co., Ltd. (a)	25,577	$ 116,608
Pearl Abyss Corp. (a)	2,568	85,593
POSCO Chemtech Co., Ltd. (a)	2,554	364,859
POSCO Holdings, Inc.	7,332	1,604,621
S-1 Corp. (a)	1,526	71,719
Samsung Biologics Co., Ltd. (a)(b)	1,659	1,078,707
Samsung C&T Corp. (a)	7,822	704,694
Samsung Electro-Mechanics Co., Ltd. (a)	5,299	550,316
Samsung Electronics Co., Ltd. Preference Shares	77,013	3,086,169
Samsung Electronics Co., Ltd.	447,668	19,649,601
Samsung Engineering Co., Ltd. (a)	14,618	258,603
Samsung Fire & Marine Insurance Co., Ltd. (a)	2,900	458,896
Samsung Heavy Industries Co., Ltd. (a)	58,838	238,459
Samsung Life Insurance Co., Ltd. (a)	7,532	422,960
Samsung SDI Co., Ltd.	5,146	2,416,265
Samsung SDS Co., Ltd. (a)	3,207	312,552
Samsung Securities Co., Ltd. (a)	5,657	141,188
SD Biosensor, Inc.	3,768	90,232
Shinhan Financial Group Co., Ltd.	43,084	1,199,436
SK Biopharmaceuticals Co., Ltd. (a)	2,887	165,068
SK Bioscience Co., Ltd. (a)	2,195	128,530
SK Hynix, Inc.	51,097	3,048,651
SK IE Technology Co., Ltd. (a)(b)	2,258	95,423
SK Innovation Co., Ltd. (a)	5,279	644,918
SK Square Co., Ltd. (a)	9,262	246,541
SK, Inc.	3,517	527,591
SKC Co., Ltd. (a)	1,872	132,104
S-Oil Corp.	4,212	280,330
Woori Financial Group, Inc.	51,594	471,328
Yuhan Corp. (a)	5,179	234,237
		67,272,806
TAIWAN — 13.5%
Accton Technology Corp.	46,000	350,962
Acer, Inc.	277,000	212,242
Advantech Co., Ltd.	40,002	430,794
ASE Technology Holding Co., Ltd.	304,307	929,688
Asia Cement Corp.	216,000	288,136
Asustek Computer, Inc.	67,000	585,300
AUO Corp.	631,200	308,048
Catcher Technology Co., Ltd.	62,000	340,909
Cathay Financial Holding Co., Ltd.	796,634	1,036,761
Chailease Holding Co., Ltd.	133,061	939,443

See accompanying notes to financial statements.
21

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET EMERGING MARKETS EQUITY INDEX FUND
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022

Security Description	Shares	Value
Chang Hwa Commercial Bank, Ltd.	455,927	$ 254,401
Cheng Shin Rubber Industry Co., Ltd.	170,000	187,503
China Airlines, Ltd.	260,000	160,726
China Development Financial Holding Corp.	1,467,826	601,734
China Steel Corp.	1,100,000	1,066,519
Chunghwa Telecom Co., Ltd.	359,000	1,319,874
Compal Electronics, Inc.	385,000	288,730
CTBC Financial Holding Co., Ltd.	1,637,040	1,177,094
Delta Electronics, Inc.	182,000	1,696,507
E Ink Holdings, Inc.	81,000	424,298
E.Sun Financial Holding Co., Ltd.	1,197,576	937,083
Eclat Textile Co., Ltd.	18,550	299,052
eMemory Technology, Inc.	6,000	260,611
Eva Airways Corp.	242,000	221,643
Evergreen Marine Corp. Taiwan, Ltd. (a)	96,300	510,709
Far Eastern New Century Corp.	295,000	306,177
Far EasTone Telecommunications Co., Ltd.	149,000	319,471
Feng TAY Enterprise Co., Ltd.	40,361	271,170
First Financial Holding Co., Ltd.	985,133	849,377
Formosa Chemicals & Fibre Corp.	327,000	750,061
Formosa Petrochemical Corp.	105,000	274,324
Formosa Plastics Corp.	386,000	1,090,101
Fubon Financial Holding Co., Ltd.	694,147	1,271,509
Giant Manufacturing Co., Ltd.	30,051	196,035
Globalwafers Co., Ltd. (a)	21,000	292,089
Hon Hai Precision Industry Co., Ltd.	1,167,800	3,795,716
Hotai Motor Co., Ltd.	28,000	535,667
Hua Nan Financial Holdings Co., Ltd.	841,251	614,471
Innolux Corp.	874,230	314,302
Inventec Corp.	231,000	197,288
Largan Precision Co., Ltd.	9,000	597,355
Lite-On Technology Corp.	188,958	392,234
MediaTek, Inc.	142,000	2,887,540
Mega Financial Holding Co., Ltd.	1,039,975	1,026,931
Micro-Star International Co., Ltd.	65,000	252,721
momo.com, Inc.	6,000	125,327
Nan Ya Plastics Corp.	444,000	1,025,654
Nan Ya Printed Circuit Board Corp.	21,000	155,098
Nanya Technology Corp.	118,000	196,568
Nien Made Enterprise Co., Ltd.	16,000	153,308
Novatek Microelectronics Corp.	55,000	564,575
Security Description	Shares	Value
Pegatron Corp.	188,000	$ 388,411
PharmaEssentia Corp. (a)	18,000	279,351
Pou Chen Corp.	204,000	226,995
Powerchip Semiconductor Manufacturing Corp.	276,000	286,008
President Chain Store Corp.	54,000	477,884
Quanta Computer, Inc.	256,000	602,196
Realtek Semiconductor Corp.	43,000	393,128
Ruentex Development Co., Ltd.	166,596	234,429
Shanghai Commercial & Savings Bank, Ltd.	360,813	517,116
Shin Kong Financial Holding Co., Ltd.	1,231,741	351,462
SinoPac Financial Holdings Co., Ltd.	970,281	528,776
Synnex Technology International Corp.	128,700	247,891
Taishin Financial Holding Co., Ltd.	1,016,573	499,431
Taiwan Business Bank	560,000	235,949
Taiwan Cement Corp.	575,655	630,242
Taiwan Cooperative Financial Holding Co., Ltd.	912,639	772,026
Taiwan High Speed Rail Corp.	182,000	170,243
Taiwan Mobile Co., Ltd.	163,000	502,224
Taiwan Semiconductor Manufacturing Co., Ltd.	2,309,000	33,693,498
Unimicron Technology Corp.	118,000	460,705
Uni-President Enterprises Corp.	450,000	975,094
United Microelectronics Corp. (a)	1,107,000	1,465,891
Vanguard International Semiconductor Corp.	83,000	209,286
Voltronic Power Technology Corp.	6,000	301,606
Walsin Lihwa Corp.	240,115	368,741
Wan Hai Lines, Ltd.	66,470	173,228
Win Semiconductors Corp.	32,000	142,116
Winbond Electronics Corp.	286,000	182,382
Wiwynn Corp.	8,000	207,447
WPG Holdings, Ltd.	147,880	231,427
Yageo Corp.	32,871	482,335
Yang Ming Marine Transport Corp.	161,000	343,105
Yuanta Financial Holding Co., Ltd.	949,848	670,615
Zhen Ding Technology Holding, Ltd.	62,000	211,807
		80,746,881
TANZANIA, UNITED REPUBLIC OF — 0.1%
AngloGold Ashanti, Ltd.	39,662	767,436
THAILAND — 2.2%
Advanced Info Service PCL	113,000	636,206
Airports of Thailand PCL (a)	399,100	864,227
Asset World Corp. PCL	724,900	131,857

See accompanying notes to financial statements.
22

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET EMERGING MARKETS EQUITY INDEX FUND
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022

Security Description	Shares	Value
B Grimm Power PCL	85,100	$ 97,668
Bangkok Dusit Medical Services PCL Class F	961,300	804,900
Bangkok Expressway & Metro PCL	702,399	198,744
Berli Jucker PCL	106,900	108,798
BTS Group Holdings PCL	728,284	176,630
Bumrungrad Hospital PCL	56,000	342,775
Carabao Group PCL Class F	28,300	79,054
Central Pattana PCL	188,500	386,415
Central Retail Corp. PCL	166,758	222,681
Charoen Pokphand Foods PCL	374,500	268,156
CP ALL PCL	544,500	1,072,964
Delta Electronics Thailand PCL	29,500	706,944
Electricity Generating PCL (c)	25,000	124,513
Energy Absolute PCL	151,435	424,114
Energy Absolute PCL NVDR	5,500	15,403
Global Power Synergy PCL Class F	64,558	136,069
Gulf Energy Development PCL	274,260	437,502
Home Product Center PCL	562,700	251,822
Indorama Ventures PCL	154,900	182,248
Intouch Holdings PCL Class F	106,900	238,430
JMT Network Services PCL Class F	59,100	117,739
Kasikornbank PCL	55,100	234,654
Krung Thai Bank PCL	319,600	163,330
Krungthai Card PCL	82,100	139,856
Land & Houses PCL	792,453	226,513
Minor International PCL (a)	290,395	270,398
Muangthai Capital PCL	67,400	73,948
Osotspa PCL	143,000	116,638
PTT Exploration & Production PCL	132,100	673,182
PTT Global Chemical PCL	217,900	297,265
PTT Oil & Retail Business PCL (c)	285,400	196,117
PTT PCL	931,000	893,771
Ratch Group PCL	105,800	130,589
SCB X PCL	82,000	253,328
SCG Packaging PCL	122,100	200,944
Siam Cement PCL	72,554	716,428
Srisawad Corp. PCL	70,500	99,231
Thai Oil PCL	111,540	181,150
Thai Union Group PCL Class F	260,800	127,256
True Corp. PCL	1,063,637	148,636
		13,169,093
TURKEY — 0.7%
Akbank T.A.S.	290,373	303,255
Aselsan Elektronik Sanayi Ve Ticaret A/S	63,113	209,539
BIM Birlesik Magazalar A/S	42,750	312,641
Eregli Demir ve Celik Fabrikalari TAS	129,668	285,804
Ford Otomotiv Sanayi A/S	6,642	186,102
Security Description	Shares	Value
Haci Omer Sabanci Holding A/S	94,102	$ 226,615
Hektas Ticaret TAS (a)	106,564	214,158
KOC Holding A/S	70,548	315,439
Sasa Polyester Sanayi A/S (a)	42,192	247,930
Turk Hava Yollari AO (a)	50,980	383,722
Turkcell Iletisim Hizmetleri A/S	110,838	224,287
Turkiye Is Bankasi A/S Class C	323,024	220,359
Turkiye Petrol Rafinerileri AS (a)	11,666	330,234
Turkiye Sise ve Cam Fabrikalari A/S	128,108	293,726
Yapi ve Kredi Bankasi A/S	272,187	171,721
		3,925,532
UNITED ARAB EMIRATES — 1.3%
Abu Dhabi Commercial Bank PJSC	264,761	648,809
Abu Dhabi Islamic Bank PJSC	136,695	339,072
Abu Dhabi National Oil Co. for Distribution PJSC	294,142	353,196
Aldar Properties PJSC	363,965	439,020
Dubai Islamic Bank PJSC	273,729	424,831
Emaar Properties PJSC	380,923	607,792
Emirates NBD Bank PJSC	180,209	637,882
Emirates Telecommunications Group Co. PJSC	325,248	2,024,470
First Abu Dhabi Bank PJSC	413,078	1,923,307
Multiply Group PJSC (a)	316,430	399,776
Q Holding PJSC (a)	191,429	208,491
		8,006,646
UNITED KINGDOM — 0.0% (e)
Pepco Group NV (a)(b)	13,042	117,508
UNITED STATES — 0.1%
JBS SA	73,100	305,431
Legend Biotech Corp. ADR (a)	4,500	224,640
Parade Technologies, Ltd.	7,000	176,050
		706,121
TOTAL COMMON STOCKS (Cost $514,996,393)		575,998,968

PREFERRED STOCKS — 0.0% (e)
RUSSIA — 0.0%
Surgutneftegas PJSC, (d)	807,200	—
RIGHTS — 0.0% (e)
BRAZIL — 0.0% (e)
Localiza Rent a Car SA (expiring 01/31/23) (a)	310	632
SOUTH KOREA — 0.0% (e)
Hanwha Solutions Corp. (expiring 01/09/23)	92	69

See accompanying notes to financial statements.
23

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET EMERGING MARKETS EQUITY INDEX FUND
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022

Security Description	Shares	Value
Lotte Chemical Corp. (expiring 01/20/23) (a)	329	$ 9,236
		9,305
TOTAL RIGHTS (Cost $0)		9,937
WARRANTS — 2.8%
CHINA — 1.2%
MSCI CHINA A INCLUSION Net Return USD Index (expiring 8/31/27) (a)	5,200	6,857,042
SWITZERLAND — 1.6%
UBS AG (expiring 06/04/27)	4,202	5,319,017
UBS AG (expiring 11/26/27)	3,600	4,439,999
		9,759,016
THAILAND — 0.0% (e)
Srisawad Corp. PCL (expiring 8/29/25) (a)	3,196	305
TOTAL WARRANTS (Cost $15,894,439)		16,616,363
SHORT-TERM INVESTMENTS — 1.4%
State Street Institutional Liquid Reserves Fund, Premier Class 4.42% (g)(h)	3,947,839	3,948,629
State Street Navigator Securities Lending Portfolio II (i)(j)	4,286,913	4,286,913
TOTAL SHORT-TERM INVESTMENTS (Cost $8,235,270)		8,235,542
TOTAL INVESTMENTS — 100.7% (Cost $539,590,876)		600,860,810
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.7)%		(4,348,190)
NET ASSETS — 100.0%		$ 596,512,620

(a)	Non-income producing security.
(b)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 5.6% of net assets as of December 31, 2022, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(c)	All or a portion of the shares of the security are on loan at December 31, 2022.
(d)	Fair valued as determined in good faith by the Trust's Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of December 31, 2022, total aggregate fair value of the securities is $104,508, representing 0.00% of the Fund's net assets.
(e)	Amount is less than 0.05% of net assets.
(f)	Reflects separate holdings of the issuer's common stock traded on different securities exchanges.
(g)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2022 are shown in the Affiliate Table below.
(h)	The rate shown is the annualized seven-day yield at December 31, 2022.
(i)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended December 31, 2022 are shown in the Affiliate Table below.
(j)	Investment of cash collateral for securities loaned.
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
NVDR	Non-Voting Depositary Receipt
REIT	Real Estate Investment Trust

At December 31, 2022, open futures contracts were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
E-mini MSCI Emerging Markets (long)	199	03/17/2023	$9,810,851	$9,546,030	$(264,821)

During the period ended December 31, 2022, average notional value related to futures contracts was $25,385,389.
See accompanying notes to financial statements.
24

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET EMERGING MARKETS EQUITY INDEX FUND
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2022.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$60,024,294	$515,870,165	$104,508	$575,998,968
Preferred Stocks	—	—	0(a)	—
Rights	9,937	—	—	9,937
Warrants	305	16,616,059	—	16,616,363
Short-Term Investments	8,235,542	—	—	8,235,542
TOTAL INVESTMENTS	$68,270,078	$532,486,224	$104,508	$600,860,810
LIABILITIES:
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts(b)	(264,821)	—	—	(264,821)
TOTAL OTHER FINANCIAL INSTRUMENTS:	$ (264,821)	$ —	$ —	$ (264,821)
(a)	Fund held a Level 3 security that was valued at $0 at December 31, 2022.
(b)	Futures Contracts are valued at unrealized appreciation (depreciation).
Top Five Sectors as of December 31, 2022

Description	% of Net Assets
Financials	24.2%
Information Technology	18.2
Consumer Discretionary	13.8
Communication Services	9.8
Materials	8.5
TOTAL	74.5%
(The top five sectors are expressed as a percentage of net assets and may change over time.)
Affiliate Table
	Number of Shares Held at 12/31/21	Value at 12/31/21	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/22	Value at 12/31/22	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	31,402,985	$31,406,126	$261,548,887	$289,010,090	$1,624	$2,082	3,947,839	$3,948,629	$333,321
State Street Navigator Securities Lending Portfolio II	3,735,580	3,735,580	55,119,230	54,567,897	—	—	4,286,913	4,286,913	26,155
Total		$35,141,706	$ 316,668,117	$343,577,987	$1,624	$2,082		$8,235,542	$359,476
See accompanying notes to financial statements.
25

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET EMERGING MARKETS EQUITY INDEX FUND
STATEMENT OF ASSETS AND LIABILITIES
December 31, 2022

ASSETS
Investments in unaffiliated issuers, at value*	$592,625,268
Investments in affiliated issuers, at value	8,235,542
Total Investments	600,860,810
Foreign currency, at value	2,700,010
Net cash at broker	868,007
Receivable for investments sold	4,223,785
Receivable for fund shares sold	659,849
Dividends receivable — unaffiliated issuers	1,409,406
Dividends receivable — affiliated issuers	36,078
Securities lending income receivable — unaffiliated issuers	8,370
Securities lending income receivable — affiliated issuers	4,217
Receivable from Adviser	118,911
Receivable for foreign taxes recoverable	9,696
Prepaid expenses and other assets	1,163
TOTAL ASSETS	610,900,302
LIABILITIES
Due to custodian	264,905
Payable upon return of securities loaned	4,286,913
Payable for investments purchased	24,153
Payable for fund shares repurchased	6,492,917
Payable to broker – accumulated variation margin on open futures contracts	264,248
Deferred foreign taxes payable	2,619,282
Advisory fee payable	73,458
Custodian fees payable	186,460
Administration fees payable	26,237
Trustees’ fees and expenses payable	254
Transfer agent fees payable	9,666
Professional fees payable	37,404
Printing and postage fees payable	42,903
Accrued expenses and other liabilities	58,882
TOTAL LIABILITIES	14,387,682
NET ASSETS	$596,512,620
NET ASSETS CONSIST OF:
Paid-in Capital	$616,844,720
Total distributable earnings (loss)**	(20,332,100)
NET ASSETS	$596,512,620
Class K
Net Assets	$596,512,620
Shares Outstanding	10,227,626
Net asset value, offering and redemption price per share	$ 58.32
COST OF INVESTMENTS:
Investments in unaffiliated issuers	$531,355,606
Investments in affiliated issuers	8,235,270
Total cost of investments	$539,590,876
Foreign currency, at cost	$ 2,685,410
* Includes investments in securities on loan, at value	$ 12,483,941
** Includes deferred foreign taxes	$ 2,619,282
See accompanying notes to financial statements.
26

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET EMERGING MARKETS EQUITY INDEX FUND
STATEMENT OF OPERATIONS
For the Year Ended December 31, 2022

INVESTMENT INCOME
Dividend income — unaffiliated issuers	$ 26,350,822
Dividend income — affiliated issuers	333,321
Unaffiliated securities lending income	103,090
Affiliated securities lending income	26,155
Foreign taxes withheld	(2,880,329)
TOTAL INVESTMENT INCOME (LOSS)	23,933,059
EXPENSES
Advisory fee	1,045,110
Administration fees	373,254
Custodian fees	688,528
Trustees’ fees and expenses	26,832
Transfer agent fees	35,412
Registration and filing fees	20,465
Professional fees	59,515
Printing and postage fees	37,957
Insurance expense	2,666
Interest expense	16,386
Miscellaneous expenses	190,103
TOTAL EXPENSES	2,496,228
Expenses waived/reimbursed by the Adviser	(1,207,827)
NET EXPENSES	1,288,401
NET INVESTMENT INCOME (LOSS)	$ 22,644,658
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments — unaffiliated issuers*	(28,798,344)
Investments — affiliated issuers	1,624
Foreign currency transactions	(2,914,236)
Futures contracts	(6,546,527)
Net realized gain (loss)	(38,257,483)
Net change in unrealized appreciation/depreciation on:
Investments — unaffiliated issuers**	(176,689,083)
Investments — affiliated issuers	2,082
Foreign currency translations	34,506
Futures contracts	(429)
Net change in unrealized appreciation/depreciation	(176,652,924)
NET REALIZED AND UNREALIZED GAIN (LOSS)	(214,910,407)
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$(192,265,749)
* Includes foreign capital gain taxes	$ (867,509)
** Includes foreign deferred taxes	$ 859,111
See accompanying notes to financial statements.
27

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET EMERGING MARKETS EQUITY INDEX FUND
STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended 12/31/22	Year Ended 12/31/21
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ 22,644,658	$ 17,979,959
Net realized gain (loss)	(38,257,483)	1,710,996
Net change in unrealized appreciation/depreciation	(176,652,924)	(46,785,757)
Net increase (decrease) in net assets resulting from operations	(192,265,749)	(27,094,802)
DISTRIBUTIONS TO SHAREHOLDERS:
Class K	(22,815,337)	(17,489,086)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Class K
Proceeds from sale of shares sold	306,444,591	317,148,590
Reinvestment of distributions	22,391,737	17,166,090
Cost of shares redeemed	(435,454,448)	(250,814,270)
Net increase (decrease) in net assets from beneficial interest transactions	(106,618,120)	83,500,410
Net increase (decrease) in net assets during the period	(321,699,206)	38,916,522
Net assets at beginning of period	918,211,826	879,295,304
NET ASSETS AT END OF PERIOD	$ 596,512,620	$ 918,211,826
SHARES OF BENEFICIAL INTEREST:
Class K
Shares sold	4,715,134	3,897,769
Reinvestment of distributions	382,242	227,035
Shares redeemed	(6,955,931)	(3,072,194)
Net increase (decrease) from share transactions	(1,858,555)	1,052,610
See accompanying notes to financial statements.
28

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET EMERGING MARKETS EQUITY INDEX FUND
FINANCIAL HIGHLIGHTS
Selected data for a share outstanding throughout each period

	Class K
	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20(a)	Year Ended 12/31/19(a)	Year Ended 12/31/18(a)
Net asset value, beginning of period	$ 75.97	$ 79.69	$ 68.70	$ 59.80	$ 72.30
Income (loss) from investment operations:
Net investment income (loss) (b)	1.97	1.65	1.28	2.00	1.60
Net realized and unrealized gain (loss)	(17.35)	(3.89)	11.18	8.85	(12.30)
Total from investment operations	(15.38)	(2.24)	12.46	10.85	(10.70)
Distributions to shareholders from:
Net investment income	(2.27)	(1.48)	(1.47)	(1.95)	(1.35)
Net realized gains	—	—	—	—	(0.45)
Total distributions	(2.27)	(1.48)	(1.47)	(1.95)	(1.80)
Net asset value, end of period	$ 58.32	$ 75.97	$ 79.69	$ 68.70	$ 59.80
Total return (c)	(20.25)%	(2.80)%	18.18%	18.13%	(14.77)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$596,513	$918,212	$879,295	$743,712	$580,430
Ratios to Average Net Assets:
Total expenses	0.33%	0.30%	0.31%	0.33%	0.33%
Net expenses	0.17%	0.17%	0.17%	0.17%	0.17%
Net investment income (loss)	3.03%	2.02%	1.94%	3.10%	2.36%
Portfolio turnover rate	19%	11%	13%	13%	7%
(a)	On April 17, 2020, the State Street Emerging Markets Equity Index Fund underwent a 1-for-5 reverse share split. The historical per share activity presented here has been retroactively adjusted to reflect this split. See Note 11.
(b)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.
See accompanying notes to financial statements.
29

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET EMERGING MARKETS EQUITY INDEX FUND
NOTES TO FINANCIAL STATEMENTS
December 31, 2022

1.    Organization
State Street Institutional Investment Trust (the “Trust”), a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (“1940 Act”), is an open-end management investment company.
As of December 31, 2022, the Trust consists of twenty-nine (29) series (and corresponding classes, each of which have the same rights and privileges, including voting rights), each of which represents a separate series of beneficial interest in the Trust. The Declaration of Trust permits the Board of Trustees of the Trust (the “Board" and each member thereof, a "Trustee") to authorize the issuance of an unlimited number of shares of beneficial interest with no par value. The financial statements herein relate only to the following series (the “Fund”):
Fund	Classes	Commencement of Operations	Diversification Classification
State Street Emerging Markets Equity Index Fund	Class A	Not Commenced	Diversified
	Class I	Not Commenced	Diversified
	Class K	December 21, 2015	Diversified
Class K shares are sold without a sales charge and only to certain eligible investors.
Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred.
2.    Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:
The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.
Security Valuation
The Fund's investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of the Fund are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board. The Committee provides oversight of the valuation of investments for the Fund. The Board has responsibility for overseeing the determination of the fair value of investments.
Valuation techniques used to value the Fund's investments by major category are as follows:
•   Equity investments traded on a recognized securities exchange for which market quotations are readily available are valued at the last sale price or official closing price, as applicable, on the primary market or exchange on which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last published sale price or at fair value.
•   Investments in registered investment companies (including money market funds) or other unitized pooled investment vehicles that are not traded on an exchange are valued at that day’s published net asset value (“NAV”) per share or unit.
•  Rights and warrants are valued at the last reported sale price obtained from independent pricing services or
30

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET EMERGING MARKETS EQUITY INDEX FUND
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2022

brokers on the valuation date. If no price is obtained from pricing services or brokers, valuation will be based upon the intrinsic value, pursuant to the valuation policy and procedures approved by the Board.
•   Exchange-traded futures contracts are valued at the closing settlement price on the primary market on which they are traded most extensively. Exchange-traded futures contracts traded on a recognized exchange for which there were no sales on that day are valued at the last reported sale price obtained from independent pricing services or brokers or at fair value.
In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.
A “significant event” is an event that the Board believes, with a reasonably high degree of certainty, has caused the closing market prices of a Fund’s portfolio securities to no longer reflect their value at the time of the Fund’s net asset value calculation. Fair value may be determined using an independent fair value service under valuation procedures approved by the Board. The independent fair value service takes into account multiple factors including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates that have occurred subsequent to the close of foreign securities exchanges. The use of the independent fair value service or alternative fair valuation methods would result in the investments being classified within Level 2 of the fair value hierarchy.
Various inputs are used in determining the value of the Fund’s investments.
The Fund values its assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.
The three levels of the fair value hierarchy are as follows:
•  Level 1 – Unadjusted quoted prices in active markets for an identical asset or liability;
•   Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and
•   Level 3 – Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.
The value of the Fund’s investments according to the fair value hierarchy as of December 31, 2022 is disclosed in the Fund’s Schedule of Investments.
Investment Transactions and Income Recognition
Investment transactions are accounted for on trade date for financial reporting purposes. Realized gains and losses from the sale or disposition of investments and foreign exchange transactions, if any, are determined using the identified cost method. Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, or when the information becomes available, net of any foreign taxes withheld at source, if any. Non-cash dividends received in the form of stock, are recorded as dividend income at fair value. Distributions received by the Fund may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains.
31

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET EMERGING MARKETS EQUITY INDEX FUND
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2022

Expenses
Certain expenses, which are directly identifiable to a specific Fund, are applied to that Fund within the Trust. Other expenses which cannot be attributed to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Fund within the Trust. Class specific expenses are borne by each class.
Foreign Currency Translation
The accounting records of the Fund are maintained in U.S. dollars. Foreign currencies as well as investment securities and other assets and liabilities denominated in a foreign currency are translated to U.S. dollars using exchange rates at period end. Purchases and sales of securities, income receipts and expense payments denominated in foreign currencies are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.
The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.
Foreign Taxes
The Fund may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, realized and unrealized capital gains on investments or certain foreign currency transactions. Foreign taxes are recorded in accordance with SSGA Funds Management, Inc.'s (the “Adviser” or “SSGA FM”) understanding of the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Fund invests. These foreign taxes, if any, are paid by the Fund and are reflected in the Statement of Operations, if applicable. Foreign taxes payable or deferred as of December 31, 2022, if any, are disclosed in the Fund's Statement of Assets and Liabilities.
Distributions
Distributions from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed annually, unless additional distributions are required for compliance with applicable tax regulations. The amount and character of income and capital gains to be distributed are determined in accordance with applicable tax regulations which may differ from net investment income and realized gains recognized for U.S. GAAP purposes.
3.    Derivative Financial Instruments
Futures Contracts
The Fund may enter into futures contracts to meet the Fund's objectives. A futures contract is a standardized, exchange-traded agreement to buy or sell a financial instrument at a set price on a future date. Upon entering into a futures contract, the Fund is required to deposit with the broker, cash or securities in an amount equal to the minimum initial margin requirements of the clearing house. Securities deposited, if any, are designated on the Fund's Schedule of Investments and cash deposited, if any, is included in Net cash at broker on the Fund's Statement of Assets and Liabilities. Subsequent payments are made or received by the Fund equal to the daily change in the contract value, accumulated, exchange rates, and or other transactional fees. The accumulation of those payments are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses. The Fund recognizes a realized gain or loss when the contract is closed.
Losses may arise if the value of a futures contract decreases due to unfavorable changes in the market rates or values of the underlying instrument during the term of the contract or if the counterparty does not perform under the contract. The use of futures contracts also involves the risk that the movements in the price of the futures contracts do not correlate with the movement of the assets underlying such contracts.
For the period ended December 31, 2022, the Fund entered into futures contracts for cash equitization, to reduce tracking error and to facilitate daily liquidity.
32

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET EMERGING MARKETS EQUITY INDEX FUND
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2022

The following tables summarize the value of the Fund's derivative instruments as of December 31, 2022, and the related location in the accompanying Statement of Assets and Liabilities and Statement of Operations, presented by primary underlying risk exposure:
	Liability Derivatives
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Equity Risk	Commodity Risk	Total
Futures Contracts	$—	$—	$—	$264,248	$—	$264,248
	Net Realized Gain (Loss)
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Equity Risk	Commodity Risk	Total
Futures Contracts	$—	$—	$—	(6,546,527)	$—	(6,546,527)
	Net Change in Unrealized Appreciation (Depreciation)
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Equity Risk	Commodity Risk	Total
Futures Contracts	$—	$—	$—	$(429)	$—	$(429)
4.    Fees and Transactions with Affiliates
Advisory Fee
The Trust, on behalf of the Fund, has entered into an Investment Advisory Agreement with SSGA FM. For its advisory services, the Fund pays the Adviser a management fee at an annual rate of 0.14% of its average daily net assets. The fees are accrued daily and paid monthly.
The Adviser is contractually obligated, through April 30, 2023 (i) to waive up to the full amount of the advisory fee payable by the Fund, and/or (ii) to reimburse the Fund to the extent that total expenses (exclusive of non-recurring account fees, interest, taxes, extraordinary expenses, acquired fund fees, and any class-specific expenses, such as distribution, shareholder servicing, sub-transfer agency and administration fees) exceed 0.12% of average daily net assets on an annual basis. This waiver and/or reimbursement may not be terminated prior to April 30, 2023 except with the approval of the Board. For the period ended December 31, 2022, fees waived and expenses reimbursed by the Adviser, pursuant to the agreement, were $1,207,827.
Administrator, Custodian, Fund Accountant and Sub-Administrator Fees
SSGA FM serves as administrator to the Fund. For its administrative services, the Fund pays SSGA FM a fee at an annual rate of 0.05% of its average daily net assets of the Fund. The fees are accrued daily and paid monthly. State Street Bank and Trust Company (“State Street”), an affiliate of the Adviser, serves as custodian, fund accountant and sub-administrator to the Fund. SSGA FM and the Fund each pay a portion of the fee to State Street for performing such services.
Distributor Fees
State Street Global Advisors Funds Distributors, LLC (“SSGA FD” or the “Distributor”), an affiliate of the Adviser, serves as the distributor of the Fund.
The Fund has adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act under which the Fund may compensate the Distributor (or others) for services in connection with the distribution of the Fund’s Class A shares and for services provided to shareholders in that class (the “Plan”). The Plan calls for payments at an annual rate (based on average daily net assets) of 0.25% of the Fund’s net assets attributable to its Class A shares. As of December 31, 2022, the Fund’s Class A shares have not commenced operations. In addition to payments under the Plan, the Fund may reimburse SSGA FD or its affiliates for payments it makes to financial intermediaries that provide certain administrative, recordkeeping, and account maintenance services. The amount of the
33

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET EMERGING MARKETS EQUITY INDEX FUND
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2022

reimbursement and the manner in which it is calculated are reviewed by the Trustees periodically.
Other Transactions with Affiliates - Securities Lending
State Street, an affiliate of the Fund, acts as the securities lending agent for the Fund, pursuant to an amended and restated securities lending authorization agreement dated January 6, 2017, as amended.
Net proceeds collected by State Street on investment of cash collateral or any fee income less rebates payable to borrowers, are paid as follows: If the calendar year to date net proceeds is below a specified threshold across participating affiliated funds, the Fund retains eighty five percent (85%) of the net proceeds and fifteen percent (15%) of such net proceeds is payable to State Street. Starting the business day following the date that calendar year to date net proceeds exceeds a specified threshold, the Fund retains ninety percent (90%) of the net proceeds and ten percent (10% ) of such net proceeds is payable to State Street.
In addition, cash collateral from lending activities is invested in the State Street Navigator Securities Lending Portfolio II, an affiliated fund, for which SSGA FM serves as investment adviser. See Note 8 for additional information regarding securities lending.
Other Transactions with Affiliates
The Fund may invest in affiliated entities, including securities issued by State Street Corporation, affiliated funds, or entities deemed to be affiliates as a result of the Fund owning more than five percent of the entity’s voting securities or outstanding shares. Amounts relating to these transactions during the period ended December 31, 2022, are disclosed in the Schedule of Investments.
Due to Custodian
In certain circumstances, the Fund may have cash overdrafts with the Custodian due to expense payments, capital transactions, trading of securities, investment operations or derivative transactions. The Due to Custodian amount, if any, reflects cash overdrawn with State Street, as custodian, who is an affiliate of the Fund.
5.    Trustees’ Fees
The fees and expenses of the Trustees who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”), are paid directly by the Fund. The Independent Trustees are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.
6.    Investment Transactions
Purchases and sales of investments (excluding in-kind transactions, derivative contracts and short term investments) for the period ended December 31, 2022 were as follows:
	Purchases	Sales
State Street Emerging Markets Equity Index Fund	$139,718,192	$217,571,687
7.    Income Tax Information
The Fund has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). The Fund will not be subject to federal income taxes to the extent it distributes its taxable income, including any net realized capital gains, for each fiscal year. Therefore, no provision for federal income tax is required.
The Fund files federal and various state and local tax returns as required. No income tax returns are currently under examination. Generally, the federal returns are subject to examination by the Internal Revenue Service for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction. SSGA FM has analyzed the Fund ’s tax positions taken on tax returns for all open years and does not believe there are any uncertain tax positions that would require recognition of a tax liability.
Distributions to shareholders are recorded on ex-dividend date. Income dividends and gain distributions are determined in accordance with income tax rules and regulations, which may differ from generally accepted accounting principles.
34

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET EMERGING MARKETS EQUITY INDEX FUND
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2022

Certain capital accounts in the financial statements have been adjusted for permanent book-tax differences. These adjustments have no impact on net asset values or results of operations. Temporary book-tax differences will reverse in the future. These book-tax differences are primarily due to differing treatments for character of distributions, foreign currencies, futures contracts, passive foreign investment companies and wash sale loss deferrals.
Distributions to shareholders are recorded on ex-dividend date. Income dividends and gain distributions are determined in accordance with income tax rules and regulations, which may differ from generally accepted accounting principles.
The tax character of distributions paid during the year ended December 31, 2022, was as follows:
	Ordinary Income	Long-Term Capital Gains	Total
State Street Emerging Markets Equity Index Fund	$22,815,337	$—	$22,815,337
The tax character of distributions paid during the year ended December 31, 2021, was as follows:
	Ordinary Income	Long-Term Capital Gains	Total
State Street Emerging Markets Equity Index Fund	$ 17,489,086	$ —	$ 17,489,086
At December 31, 2022, the components of distributable earnings on a tax basis were as follows:
	Undistributed Ordinary Income	Capital Loss Carryforwards	Undistributed Long-Term Capital Gains	Net Unrealized Gains (Losses)	Total
State Street Emerging Markets Equity Index Fund	$1,570,484	$(60,679,214)	$—	$38,776,630	$(20,332,100)
As of December 31, 2022, the Fund had capital loss carryforwards available to offset future realized capital gains as follows:
	Non-Expiring Short Term	Non-Expiring Long Term
State Street Emerging Markets Equity Index Fund	$15,363,891	$45,315,323
As of December 31, 2022, gross unrealized appreciation and gross unrealized depreciation of investments and other financial instruments based on cost for federal income tax purposes were as follows:
	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
State Street Emerging Markets Equity Index Fund	$559,215,382	$122,330,454	$80,949,847	$41,380,607
8.    Securities Lending
The Fund may lend securities to qualified broker-dealers or institutional investors. The loans are secured at all times by cash, cash equivalents or U.S. government securities in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. The value of the collateral with respect to a loaned security may be temporarily more or less than the value of a security due to market fluctuations of securities values. With respect to each loan, if on any U.S. business day the aggregate market value of securities collateral plus cash collateral is less than the aggregate market value of the securities which are subject to the loan, the borrower will be notified to provide additional collateral on the next business day.
35

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET EMERGING MARKETS EQUITY INDEX FUND
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2022

The Fund will regain record ownership of loaned securities to exercise certain beneficial rights; however, the Fund may bear the risk of delay in recovery of, or even loss of rights in the securities loaned should the borrower fail financially. In addition, the Fund will bear the risk of loss of any cash collateral that it may invest. The Fund receives compensation for lending its securities from interest or dividends earned on the cash, cash equivalents or U.S. government securities held as collateral, net of fee rebates paid to the borrower and net of fees paid to State Street as the lending agent. Additionally, the Fund will receive a fee from the borrower for non-cash collateral equal to a percentage of the market value of the loaned securities.
The market value of securities on loan as of December 31, 2022, and the value of the invested cash collateral are disclosed in the Fund's Statement of Assets and Liabilities. Non-cash collateral is not disclosed in the Fund's Statement of Assets and Liabilities as it is held by the lending agent on behalf of the Fund, and the Fund does not have the ability to re-hypothecate those securities. Securities lending income, as disclosed in the Fund's Statement of Operations, represents the income earned from the non-cash collateral and the investment of cash collateral, net of fee rebates paid to the borrower and net of fees paid to State Street as lending agent.
The following is a summary of the Fund's securities lending agreements and related cash and non-cash collateral received as of December 31, 2022:
Fund	Market Value of Securities on Loan	Cash Collateral Received	Non-Cash Collateral Received*	Total Collateral Received
State Street Emerging Markets Equity Index Fund	$ 12,483,941	$ 4,286,913	$ 9,001,550	$ 13,288,463
*	The non-cash collateral includes U.S. Treasuries and U.S. Government Agency securities.
The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged or securities loaned, and the remaining contractual maturity of those transactions as of December 31, 2022:
		Remaining Contractual Maturity of the Agreements as of December 31, 2022
Fund	Securities Lending Transactions	Overnight and Continuous	<30 Days	Between 30 & 90 Days	>90 Days	Total Borrowings	Gross Amount of Recognized Liabilities for Securities Lending Transactions
State Street Emerging Markets Equity Index Fund	Common Stocks	$4,286,913	$—	$—	$—	$4,286,913	$4,286,913
9.    Line of Credit
The Fund and other affiliated funds (each a “Participant” and, collectively, the “Participants”) have access to $200 million of a $1.275 billion ($1.1 billion prior to October 6, 2022) revolving credit facility provided by a syndication of banks under which the Participants may borrow to fund shareholder redemptions. This agreement expires in October 2023 unless extended or renewed.
The Participants are charged an annual commitment fee which is calculated based on the unused portion of the shared credit line. Commitment fees are allocated among each of the Participants based on relative net assets. Commitment fees are ordinary fund operating expenses. A Participant incurs and pays the interest expense related to its borrowing. Interest is calculated at a rate per annum equal to the sum of 1.00% plus the greater of the New York Fed Bank Rate and the one-month SOFR Rate.
The Fund had no outstanding loans as of December 31, 2022.
10.    Risks
Concentration Risk
As a result of the Fund's ability to invest a large percentage of its assets in obligations of issuers within the same country, state, region, currency or economic sector, an adverse economic, business or political development may affect the value of the Fund’s investments more than if the Fund was more broadly diversified.
36

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET EMERGING MARKETS EQUITY INDEX FUND
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2022

Foreign and Emerging Markets Risk
Investing in foreign markets involves risks and considerations not typically associated with investing in the U.S. Foreign securities may be subject to risk of loss because of government regulation, economic, political and social instability in the countries in which the Fund invests. Foreign markets may be less liquid than investments in the U.S. and may be subject to the risks of currency fluctuations. To the extent that the Fund invests in securities of issuers located in emerging markets, these risks may be even more pronounced.
Credit Risk
The Fund may be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.
Market Risk
The Fund’s investments are subject to changes in general economic conditions, general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and general market liquidity. The Fund is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness, such as COVID-19, or other public health issues, or other events could have a significant impact on the Fund and its investments.
Russian Sanctions Risk
Sanctions threatened or imposed by a number of jurisdictions, including the United States, the European Union and the United Kingdom, and other intergovernmental actions that have been or may be undertaken in the future, against Russia, Russian entities or Russian individuals, may result in the devaluation of Russian currency, a downgrade in the country’s credit rating, an immediate freeze of Russian assets, a decline in the value and liquidity of Russian securities, property or interests, and/or other adverse consequences to the Russian economy or the Fund. The scope and scale of sanctions in place at a particular time may be expanded or otherwise modified in a way that have negative effects on the Fund. Sanctions, or the threat of new or modified sanctions, could impairthe ability of the Fund to buy, sell, hold, receive, deliver or otherwise transact in certain affected securities or other investment instruments. Sanctions could also result in Russia taking counter measures or other actions in response, which may further impair the value and liquidity of Russian securities. These sanctions, and the resulting disruption of the Russian economy, may cause volatility in other regional and global markets and may negatively impact the performance of various sectors and industries, as well as companies in other countries, which could have a negative effect on the performance of the Fund, even if the Fund does not have direct exposure to securities of Russian issuers. As a collective result of the imposition of sanctions, Russian government counter measures and the impact that they have had on the trading markets for Russian securities, certain Funds have used, and may in the future use, fair valuation procedures approved by the Fund’s Board to value certain Russian securities, which could result in such securities being deemed to have a zero value.
11.    Subsequent Events
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.
37

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET EMERGING MARKETS EQUITY INDEX FUND
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of State Street Emerging Markets Equity Index Fund and the Board of Trustees of State Street Institutional Investment Trust
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of State Street Emerging Markets Equity Index Fund (the “Fund”) (one of the series constituting State Street Institutional Investment Trust (the “Trust”)), including the schedule of investments, as of December 31, 2022, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the series constituting State Street Institutional Investment Trust) at December 31, 2022, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2022, by correspondence with the custodian, brokers and others; when replies were not received from brokers and others, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more State Street Global Advisors investment companies since 2000.
Boston, Massachusetts
February 24, 2023
38

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET EMERGING MARKETS EQUITY INDEX FUND
OTHER INFORMATION
December 31, 2022 (Unaudited)

Expense Example
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), if applicable, on purchase payments, reinvested dividends, or other distributions and (2) ongoing costs, including advisory fees and to the extent applicable, distribution (12b-1) and/or service fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from July 1, 2022 to December 31, 2022.
The table below illustrates your Fund's cost in two ways:
Based on actual fund return ——This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from each Fund's actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Fund under the heading “Expenses Paid During Period”.
Based on hypothetical 5% return ——This section is intended to help you compare your Fund's costs with those of other mutual funds. It assumes that the Fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case, because the return used is not the Fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the U.S. Securities and Exchange Commission (the “SEC”) requires all mutual funds to calculate expenses based on a 5% return. You can assess your Fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales load charges (loads). Therefore, the hypothetical 5% return section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
		Actual		Hypothetical (assuming a 5% return before expenses)
	Annualized Expense Ratio	Ending Account Value	Expenses Paid During Period(a)	Ending Account Value	Expenses Paid During Period(a)
State Street Emerging Markets Equity Index Fund	0.17%	$969.20	$0.84	$1,024.30	$0.87
(a)	Expenses are equal to the Fund's annualized net expense ratio multiplied by the average account value of the period, multiplied by 184, then divided by 365.
39

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET EMERGING MARKETS EQUITY INDEX FUND
OTHER INFORMATION  (continued)
December 31, 2022 (Unaudited)

Tax Information
For federal income tax purposes, the following information is furnished with respect to the distributions of the Trust for its fiscal year ended December 31, 2022.
Qualified Dividend Income
A portion of dividends distributed by the Fund during the fiscal year ended September 30, 2022 is considered qualified dividend income and is eligible for reduced tax rates. The Fund reports the maximum amount allowable of its net taxable income as qualified dividend income as provided in the Jobs and Growth Tax Relief Reconciliation Act of 2003.
Foreign Tax Credit
The Fund has made an election under Internal Revenue Code Section 853 to pass through foreign taxes paid by the Fund to its shareholders. For the year ended December 31, 2022, the total amount of foreign taxes that will be passed through are:
Amount
State Street Emerging Markets Equity Index Fund	$3,244,616
The amount of foreign source income earned on the Fund during the year ended December 31, 2022 was as follows:
Amount
State Street Emerging Markets Equity Index Fund	$25,218,633
40

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET EMERGING MARKETS EQUITY INDEX FUND
OTHER INFORMATION  (continued)
December 31, 2022 (Unaudited)

Proxy Voting Policies and Procedures and Records
The Fund has adopted the proxy voting policies of the Adviser. A description of the Fund’s proxy voting policies and procedures that are used by the Fund's investment Adviser to vote proxies relating to the Fund's portfolio of securities are available (i) without charge, upon request by calling 1-800-997-7327 (toll free) and (ii) on the SEC's website at www.sec.gov. Information regarding how the investment adviser voted for the prior 12-month period ended June 30 is available by August 31 of each year by calling the same number, on the SEC’s website at www.sec.gov, and on the Fund's website at www.ssga.com.
Quarterly Portfolio Schedule
Following the Fund's first and third fiscal quarter-ends, a complete Schedule of Investments is filed with the SEC as an exhibit on Form N-PORT, which can be found on the SEC’s website at www.sec.gov and on the Fund's website at www.ssga.com. The Fund's Schedule of Investments is available upon request, without charge, by calling 1-800-997-7327 (toll free).
41

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET EMERGING MARKETS EQUITY INDEX FUND
OTHER INFORMATION  (continued)
December 31, 2022 (Unaudited)

TRUSTEES AND OFFICERS INFORMATION
Name, Address and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation During the Past Five Years and Relevant Experience	Number of Funds in Fund Complex Overseen by Trustee†	Other Directorships Held by Trustee During the Past Five Years
Trustees
Independent Trustees
Michael F. Holland(1) c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1944	Trustee and Co- Chairperson of the Board	Term: Indefinite Elected: 7/99	Chairman, Holland & Company L.L.C. (investment adviser) (1995 - present).	55	Director, the Holland Series Fund, Inc.; Director, The China Fund, Inc. (1992 - 2017); Director, The Taiwan Fund, Inc. (2007 - 2017); Director, Reaves Utility Income Fund, Inc.; and Director, Blackstone/GSO Loans (and Real Estate) Funds.
Patrick J. Riley c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1948	Trustee and Co- Chairperson of the Board	Term: Indefinite Elected: 1/14	Associate Justice of the Superior Court, Commonwealth of Massachusetts (2002 - May 2010); Partner, Riley, Burke & Donahue, L.L.P. (law firm) (1985 - 2002); Independent Director, State Street Global Advisors Europe Limited (investment company) (1998 - present); Independent Director, SSGA Liquidity PLC (formerly, SSGA Cash Management Fund PLC) (1998 - present); Independent Director, SSGA Fixed Income PLC (January 2009 - present); Independent Director, SSGA Qualified Funds PLC (January 2009 - 2019).	55	Board Director and Chairman, SPDR Europe I PLC Board (2011 - present); Board Director and Chairman, SPDR Europe II, PLC (2013 - present).
John R. Costantino c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1946	Trustee and Chairperson of the Qualified Legal Compliance Committee	Term: Indefinite Elected: 12/18	Senior Advisor to NGN Capital LLC (January 2020 - present); Managing General Partner, NGN Capital LLC (2006 - December 2019).	55	Director, Kleinfeld Bridal Corp. (January 2016 - present); Trustee of Neuroscience Research Institute (1986 - 2017); Trustee of Fordham University (1989 - 1995 and 2001 - 2007) and Trustee Emeritus (2007 - present); Trustee and Independent Chairperson of GE Funds (1993 - February 2011); Director, Muscular Dystrophy Association (2019 - present); Trustee of Gregorian University Foundation (1992 - 2007); Chairman of the Board of Directors, Vivaldi Biosciences Inc. (May 2017 - present); Chairman of the Supervisory Board, Vivaldi Biosciences AG. (May 2017 - present); Trustee, Gallim Dance (December 2021 - present).
Richard D. Shirk c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1945	Trustee and Chairperson of the Nominating Committee and Chairperson of the Governance Committee	Term: Indefinite Elected: 1/14	Chairman (March 2001 - April 2002), President and Chief Executive Officer (1996 - March 2001), Cerulean Companies, Inc. (holding company) (Retired); President and Chief Executive Officer, Blue Cross Blue Shield of Georgia (health insurer, managed healthcare) (1992 - March 2001).	55	Chairman and Board Member (December 2008) and Investment Committee Member (December 2008 - present), Healthcare Georgia Foundation (private foundation); Lead Director and Board Member, Amerigroup Corp. (managed health care) (September 2002 - 2012); Board Member (1999 - 2013) and Investment Committee Member (2001 - 2017), Woodruff Arts Center; Trustee, Gettysburg College (2003 - 2009); Board member, Aerocare Holdings (2003 - January 2021), Regenesis Biomedical Inc. (April 2012 - present).
Michael A. Jessee c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1946	Trustee and Chairperson of the Valuation Committee	Term: Indefinite Appointed: 7/16 Elected: 12/18	Retired; formerly, President and Chief Executive Officer of the Federal Home Loan Bank of Boston (1989 - 2009); Trustee, Randolph-Macon College (2004 - 2016).	55	None.
42

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET EMERGING MARKETS EQUITY INDEX FUND
OTHER INFORMATION  (continued)
December 31, 2022 (Unaudited)

Name, Address and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation During the Past Five Years and Relevant Experience	Number of Funds in Fund Complex Overseen by Trustee†	Other Directorships Held by Trustee During the Past Five Years
Donna M. Rapaccioli c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1962	Trustee and Chairperson of the Audit Committee	Term: Indefinite Elected: 12/18	Dean of the Gabelli School of Business (2007 - June 2022) and Accounting Professor (1987 - present) at Fordham University.	55	Director- Graduate Management Admissions Council (2015 - present); Trustee of Emmanuel College (2010 - 2019).
Margaret McLaughlin c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1967	Trustee	Term: Indefinite Appointed: 9/22	Consultant (since 2020) Bates Group (consultants); Consultant (2019 - 2020) Madison Dearborn Partners (private equity); General Counsel/CCO (2011 - 2019) Kramer Van Kirk Credit Strategies L.P./Mariana Systems LLC (Investment Adviser/SaaS Technology).	55	Director, Manning & Napier Fund Inc. (2021 - present).
George Pereira c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1964	Trustee	Term: Indefinite Appointed: 9/22	Chief Operating Officer (January 2011 - September 2020) and Chief Financial Officer (November 2004 - September 2020), Charles Schwab Investment Management.	55	Director, Pacific Premier Bancorp, Pacific Premier Bank (2021 - present); Director, Charles Schwab Asset Management (Ireland) Ltd., & Charles Schwab Worldwide Funds PLC. (2005 - 2020); Director, Rotaplast International, Inc. (non-profit providing free medical services to children worldwide) (2012 - 2018).
Interested Trustee(2)
Ellen M. Needham(3) SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1967	Trustee and President	Term: Indefinite Elected 12/18	Chairman, SSGA Funds Management, Inc. (March 2020 - present); President and Director, SSGA Funds Management, Inc. (2001 - present)*; Senior Managing Director, State Street Global Advisors (1992 - present)*; Manager, State Street Global Advisors Funds Distributors, LLC (May 2017 - present).	55	Board Director, SSGA SPDR ETFs Europe I PLC (May 2020 - present); Board Director, SSGA SPDR ETFs Europe II PLC (May 2020 - present).
† For the purpose of determining the number of portfolios overseen by the Trustees, “Fund Complex” comprises registered investment companies for which SSGA Funds Management, Inc. serves as investment adviser.
(1) Mr. Holland retired as a Trustee of the Trust effective December 31, 2022.
(2) The individual listed below is a Trustee who is an “interested person,” as defined in the 1940 Act, of the Trust (“Interested Trustee”).
(3) Ms. Needham is an Interested Trustee because of her employment by SSGA FM, an affiliate of the Trust.
* Served in various capacities and/or with various affiliated entities during noted time period.

43

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET EMERGING MARKETS EQUITY INDEX FUND
OTHER INFORMATION  (continued)
December 31, 2022 (Unaudited)

The following lists the principal officers for the Trust, as well as their mailing addresses and ages, positions with the Trust and length of time served, and present and principal occupations:

Name, Address and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation(s) During the Past 5 Years
Officers
ELLEN M. NEEDHAM SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1967	President, Trustee	Term: Indefinite Served: Since 10/12	Chairman, SSGA Funds Management, Inc. (March 2020 - present); President and Director, SSGA Funds Management, Inc. (2001 - present)*; Senior Managing Director, State Street Global Advisors (1992 - present)*; Manager, State Street Global Advisors Funds Distributors, LLC (May 2017 - present).
BRUCE S. ROSENBERG SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1961	Treasurer	Term: Indefinite Served: Since 2/16	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (July 2015 - present); Director, Credit Suisse (April 2008 - July 2015).
ANN M. CARPENTER SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1966	Vice President and Deputy Treasurer	Term: Indefinite Served: Since 10/12 Term: Indefinite Served: Since 2/16	Chief Operating Officer, SSGA Funds Management, Inc. (April 2005 - present)*; Managing Director, State Street Global Advisors. (April 2005 - present).*
CHAD C. HALLETT SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1969	Deputy Treasurer	Term: Indefinite Served: Since 2/16	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (November 2014 - present).
DARLENE ANDERSON-VASQUEZ SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1968	Deputy Treasurer	Term: Indefinite Served: Since 11/16	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (May 2016 - present); Senior Vice President, John Hancock Investments (September 2007 - May 2016).
ARTHUR A. JENSEN SSGA Funds Management, Inc. 1600 Summer Street Stamford, CT 06905 YOB: 1966	Deputy Treasurer	Term: Indefinite Served: Since 11/16	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (July 2016 - present); Mutual Funds Controller, GE Asset Management Incorporated (April 2011 - July 2016).
DAVID LANCASTER SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1971	Assistant Treasurer	Term: Indefinite Served: Since 11/20	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (July 2017 - present); Assistant Vice President, State Street Bank and Trust Company (November 2011 - July 2017).*
RYAN HILL SSGA Funds Management, Inc. One Iron Street, Boston, MA 02210 YOB:1982	Assistant Treasurer	Term: Indefinite Served: Since 5/22	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (May 2017 - present); Assistant Vice President, State Street Bank and Trust Company (May 2014 - May 2017).
JOHN BETTENCOURT SSGA Funds Management, Inc. One Iron Street, Boston, MA 02210 YOB:1976	Assistant Treasurer	Term: Indefinite Served: Since 5/22	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (March 2020 - present); Assistant Vice President, State Street Global Advisors (June 2007 - March 2020).
BRIAN HARRIS SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1973	Chief Compliance Officer, Anti-Money Laundering Officer and Code of Ethics Compliance Officer	Term: Indefinite Served: Since 7/16	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (June 2013 - present).*
SEAN O'MALLEY SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1969	Chief Legal Officer	Term: Indefinite Served: Since 8/19	Senior Vice President and General Counsel, State Street Global Advisors (May 2022 - present); Senior Vice President and Deputy General Counsel, State Street Global Advisors (November 2013 - May 2022).
44

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET EMERGING MARKETS EQUITY INDEX FUND
OTHER INFORMATION  (continued)
December 31, 2022 (Unaudited)

Name, Address and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation(s) During the Past 5 Years
DAVID BARR SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1974	Secretary	Term: Indefinite Served: Since 9/20	Vice President and Senior Counsel, State Street Global Advisors (October 2019 - present); Vice President and Counsel, Eaton Vance Corp. (October 2010 - October 2019).
DAVID URMAN SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1985	Assistant Secretary	Term: Indefinite Served: Since 8/19	Vice President and Senior Counsel, State Street Global Advisors (April 2019 - present); Vice President and Counsel, State Street Global Advisors (August 2015 - April 2019); Associate, Ropes & Gray LLP (November 2012 - August 2015).

* Served in various capacities and/or with various affiliated entities during noted time period.
Statement of Additional Information (SAI) includes additional information about the Fund's Trustees and officers and is available, without charge, upon request and by calling 1-800-997-7327.

45

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Trustees
John R. Costantino
Michael F. Holland
Michael A. Jessee
Margaret McLaughlin
Ellen M. Needham
George M. Pereira
Donna M. Rapaccioli
Patrick J. Riley
Richard D. Shirk
Investment Adviser and Administrator
SSGA Funds Management, Inc.
One Iron Street
Boston, MA 02210
Custodian and Sub-Administrator
State Street Bank and Trust Company
State Street Financial Center
One Lincoln Street
Boston, MA 02111
Independent Registered Public Accounting Firm
Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116
Legal Counsel
Ropes & Gray LLP
800 Boylston Street
Boston, MA 02199
Transfer Agent
SS&C GIDS, Inc.
State Street Global Advisors
P.O. Box 219737
Kansas City, MO 64121-9737
Distributor
State Street Global Advisors Funds Distributors, LLC
One Iron Street
Boston, MA 02210
This report is for shareholder information. This is not a prospectus intended for use in the purchase or sale of shares of beneficial interest.
State Street Institutional Investment Trust
State Street Bank and Trust Company
P.O. Box 5049
Boston, MA 02206
The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-800-997-7327 or visiting www.ssga.com. Please read the prospectus carefully before you invest.
SSIITEMAR

Annual Report
December 31, 2022
State Street Institutional Investment Trust
State Street Target Retirement Fund
State Street Target Retirement 2020 Fund
State Street Target Retirement 2025 Fund
State Street Target Retirement 2030 Fund
State Street Target Retirement 2035 Fund
State Street Target Retirement 2040 Fund
State Street Target Retirement 2045 Fund
State Street Target Retirement 2050 Fund
State Street Target Retirement 2055 Fund
State Street Target Retirement 2060 Fund
State Street Target Retirement 2065 Fund
The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-800-997-7327 or visiting www.ssga.com. Please read the prospectus carefully before you invest.

The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-800-997-7327 or visiting www.ssga.com. Please read the prospectus carefully before you invest.

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STATE STREET TARGET RETIREMENT FUND
MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE (UNAUDITED)
The State Street Target Retirement Fund (the “Fund”) seeks current income and, secondarily, capital growth. The Fund’s benchmark is the Bloomberg U.S. Aggregate Bond Index (the “Index”).
For the 12-month period ended December 31, 2022 (the “Reporting Period”), the total return for the Fund’s Class K was –12.11%, and the Index was –13.01%. The total return of the Fund’s secondary benchmark index, the State Street Target Retirement Composite Index (the “Secondary Index”), was –12.13% for the Reporting Period. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index and Secondary Index are unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns.
The Fund is a “fund of funds” that invests in a wide variety of asset classes. During the Reporting Period, the Fund’s diversified investment exposures contributed to its outperformance relative to the Index. The Fund slightly outperformed the composite Secondary Index.
Investors found very little refuge through 2022 with most asset classes ending the year in negative territory. Volatility was the overarching feature of markets throughout the course of the year. Heading into 2022, asset class valuations reached lofty levels following a decade of quantitative easing and most recently, global fiscal largess due to the pandemic. The bill, however, came due for investors as a durable acceleration in inflation resulted in a sudden hawkish shift from global central banks. Due to the unrelenting acceleration in inflation, monetary authorities quickly pivoted, hoping to slow demand and put downward pressure on inflation, ultimately attempting to trade short term-pain and volatility for longer-term stability. Investors were not rewarded for the knee-jerk buy the dip mentality that had been reinforced in recent years as any bounces in equities over the course of the year inevitably evaporated. Uncertainty was compounded by the sudden geopolitical tension caused by the Russian invasion of Ukraine as well as China’s response to ongoing COVID-19 outbreaks.
While 2021 was going to be a tough act for risk assets to follow, 2022 did not get off to a promising start. Following a re-opening induced surge in 2021 (US GDP grew at 5.7% year-over-year), economic activity started to decelerate heading into the start of the year. First quarter GDP came in at –1.6% (seasonally adjusted annualize rate). While ostensibly troubling, first quarter growth was less about internal dynamics and more about slowing external demand and a stronger dollar. Much more worrying to the U.S. Federal Reserve (the “Fed") was the continued acceleration of inflation. The headline U.S. Consumer Price Index (CPI) hit 8.5% year-over-year by the end of the first quarter with goods inflation picking up notably. Wage inflation also continued to accelerate with the Employee Cost Index (ECI) reaching 4.5% year-over-year. Global geopolitical uncertainty surged as Russia invaded Ukraine causing a spike in energy prices. Indeed, slowing growth and accelerating inflation made for a dreary monetary policy landscape to start the year. The Fed hiked 25 basis point in March. At that point, the bank of England had already commenced hiking rates, while the European Central Bank and the Bank of Japan maintained a dovish countenance. The S&P 500 Index fell 4.6% over the first three months of the year. The weakness was broad-based with nine out of eleven sectors finishing lower. Energy stocks were a bright spot rising an impressive 39.03%. Unsurprisingly, small and mid-cap stocks performed worse with the Russell Small Cap Completeness index down 9.07%. Outside the U.S., equity markets did not fare much better as China continued its zero-COVID-19 policy. The MSCI ACWI ex USA Investable Market Index fell 5.60%.
Things went from bad to worse in the second quarter as economic data continued to highlight the extent to which global central banks were woefully behind the curve. U.S. CPI surprised notably to the upside in April at 8.3% year-over-year. Further, inflation expectations amongst consumers did not signal a near-term improvement as survey respondents to the University of Michigan consumer sentiment survey expected inflation to still be at an elevated 5.4% year-over-year the following April. In response, the Fed delivered a 50 basis point hike in May followed by a sizable 75 basis point hike in June. The S&P 500 Index plummeted 16.1% over the quarter with all major sectors finishing lower. Small and mid-cap stocks continued to lag, falling 19.96%. Outside of the U.S., the global risk off mood intensified as the Chinese economy continued to decelerate. The CAIXIN China manufacturing Purchasing Manager Index (PMI) dropped into contractionary territory at 46.0 in April, its lowest reading since early 2020. The MSCI ACWI ex USA Investable Market Index fell 14.28%.
The third quarter of the Reporting Period was a false dawn for equities. Stock markets rallied to start the quarter as investor pessimism reached extreme levels. Economic data in the United States started to surprise marginally to the upside relative to gloomy consensus forecasts. Nevertheless, the contours of the incoming data continued to paint a worrying picture for the Fed. The ISM Manufacturing Index continued to weaken with new orders slowing meaningfully. The buffer that consumers had entering the year continued to dwindle with the savings rate dropping to just 2.4% by September. Additionally, the housing market continued to show that a recalibration was afoot given the substantially higher borrowing costs. Hope of an instinctual policy pivot from the Fed given the turbulence of the market quickly faded following hawkish comments from Fed Chair Jerome Powell at the Jackson Hole Symposium in August. Both the inflation and employment data continued to surprise to the upside. Large-cap equities fell with the S&P 500 Index down 4.88% over the quarter. Nine of eleven sectors finished lower. Small and mid-cap stocks performed slightly better falling –2.37%. In Europe, the Eurozone Manufacturing PMI entered contractionary territory. The European Central Bank joined the hawkish chorus of central banks and started to raise rates while also announcing plans for a new anti-fragmentation tool named the Transmission Protection Instrument (TPI). Elsewhere, global risk aversion and the strong U.S. dollar continued to weigh on emerging markets. The MSCI ACWI ex USA Investable Market Index dropped 9.69%.
Despite the dismal year, the fourth quarter was a bit of a reprieve for investors with equities retracing a portion of the year Fed to date decline. While inflation remained very elevated there were some promising signs. ISM price metrics, regional Fed surveys, import prices, producer prices, pricing plans by small business and PMI backlogs all pointed to an eventual deceleration in inflation over the course of 2023.
See accompanying notes to financial statements.
1

STATE STREET TARGET RETIREMENT FUND
MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE (UNAUDITED)  (continued)
The market continued to monitor labor dynamics. On the one hand, a tight labor market implies a cushion for domestic consumption. On the other, a tight labor market accentuates the Fed’s current concern that wage inflation could stay stubbornly high over the near-term. The quarter saw very large daily swings in equity prices including large downside moves due to missed earnings. On the upside, equities surged in early November on the back of a downward surprise in the inflation data. Large-cap equities rose with the S&P 500 Index up 7.56% in the final three months of the year. Nine of eleven sectors finished higher with energy stocks once again at the top of the leader board. Nevertheless, over the Reporting Period, the index dropped 18.11%. Small and mid-cap stocks rose 4.85% through the quarter but fell 25.49% through the Reporting Period. Stocks outside the U.S. rebounded sharply. In Europe, the ECB found itself in a belated rush to tighten monetary policy, but the economic data managed to show some resilience. The region also benefited from re-opening effects and mild weather to start its winter. The MSCI ACWI ex USA Investable Market Index rose an impressive 14.15% through the quarter but dropped 16.58% over the Reporting Period.
Rounding out risky assets, global real estate investment trusts (REITs) underperformed as they faced headwinds from decelerating global growth and significantly higher borrowing costs. The Dow Jones Global Select Real Estate Securities Index returned 6.68% for the fourth quarter but lost 25.30% for the Reporting Period.
Fixed Income did not provide the typical ballast to multi-asset portfolios during the stormy conditions of 2022. The close to four-decade downward trend in Treasury yields was broken as rates markets quickly priced in hawkish central guidance. Global central banks (with the notable exception of the Bank of Japan) acted forcefully to push against inflation. Unsurprisingly, fixed income volatility was very elevated through the year. The 10-year U.S. Treasury yield climbed steadily through the first half of the year as the market weighed incoming upside surprises to inflation data. The yield curve (as measured by the spread between the 10-year Treasury yield and the 2-year Treasury yield) inverted half way through the year prompting headlines around impending recession concerns. During the Summer months, speculation grew of a policy pivot amongst monetary officials. However, this was quickly snuffed out by hawkish central bank rhetoric. After touching a high of 4.24% in the third quarter, the 10-year treasury yield started to rally as incoming data suggested inflation was poised to peak and subsequently decelerate. By year end, futures markets were pricing that the Federal Funds rate would peak in mid-2023 and the Fed would need to start cutting rates in the back half of the year. Unsurprisingly, given the risk-off environment, investment grade credit spreads widened through the first three quarters of the year with Investment grade credit spreads touching 165 basis points, the widest levels since the outbreak of COVID-19. Over the Reporting Period, the Bloomberg U.S. Aggregate Bond Index fell 13.01%. Given the sharp increase in yields, longer duration assets underperformed notably. The Bloomberg Long U.S. Treasury Index declined a staggering 29.26%, while the Bloomberg 3-10 Year U.S. Treasury Index declined 10.5%.
High yield bonds, like other risky assets, underperformed through the first three quarters of the year. On average, lower rated U.S. High yield bonds underperformed with CCC’s down 16.29%. Defaults remained low in 2022. The Bloomberg High Yield Very Liquid Index posted a return of 4.34% for the fourth quarter but dropped 11.88% for the Reporting Period.
Despite the surge in inflation, on balance, Treasury inflation Protected Securities (TIPS) performed only marginally better than nominal Treasuries over the course of the year. Unsurprisingly, with the jump in energy prices to start the year, The 5-year breakeven inflation rate moved steadily higher, touching 3.73% in mid-March. TIPS outperformed nominal Treasuries to start the year but lagged modestly in the second and third quarter as real yields climbed. The Bloomberg 1-10 Year U.S. Government Inflation-Linked Bond Index rose 1.64% over the fourth quarter but fell 7.38% over the Reporting Period.
The Fund did not invest in derivatives during the Reporting Period.
On an individual security level, there were no contributors to the Fund’s performance on an absolute basis during the Reporting Period. The top negative contributors to the Fund’s performance on an absolute basis during the Reporting Period were the State Street Equity 500 Index II Portfolio, the State Street Aggregate Bond Index Portfolio and the State Street Global Equity ex-U.S. Index Portfolio.
The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.
See accompanying notes to financial statements.
2

State Street Target Retirement Fund
Performance Summary (Unaudited)
Comparison of Change in Value of a $10,000 Investment
(Based on Net Asset Value)
Line graph is based on cumulative total return.
Performance as of December 31, 2022
	Total Return One Year Ended December 31, 2022	Average Annual Total Return Five Years Ended December 31, 2022	Total Return Inception Date* to December 31, 2022
State Street Target Retirement Fund Class I	(12.19%)	2.83%	3.44%
State Street Target Retirement Fund Class K	(12.11%)	3.06%	3.57%
State Street Target Retirement Fund Class R3 (a)	(12.54%)	2.55%	3.05%
Bloomberg U.S. Aggregate Index (b)	(13.01%)	0.02%	1.04%
State Street Target Retirement Composite Index (c)	(12.13%)	3.02%	3.67%
*	Inception date is September 30, 2014.
(a)	Performance shown for the periods prior to the inception of Class R3 shares on February 25, 2022 reflects the historical performance of the fund's Class K shares adjusted to reflect the higher expenses of Class R3 shares, including applicable 12b-1 fees.
(b)	The Bloomberg U.S. Aggregate Bond Index provides a measure of the performance of the U.S. dollar denominated investment grade bond market, which includes investment grade (must be Baa3/BBB- or higher using the middle rating of Moody's Investor Service, Inc., Standard & Poor's, and Fitch Inc.) government bonds, investment grade corporate bonds, mortgage pass through securities, commercial mortgage backed securities and asset backed securities that are publicly for sale in the United States.
(c)	The State Street Target Retirement Composite Index consists of several different indexes, and is designed to provide exposure to a variety of asset classes.
Total returns and performance graph information represent past performance and are not indicative of future results, which may be lower or higher than performance data quoted. Investment return and principal value of an investment will fluctuate so that an investor’s share, when redeemed, may be worth more or less than its original cost. The graph and table above do not reflect the deduction of taxes that a shareholder would pay on fund distributions, sales, or the redemption of fund shares.
See accompanying notes to financial statements.
3

STATE STREET TARGET RETIREMENT FUNDS
PORTFOLIO STATISTICS (UNAUDITED)
The Target Retirement Fund, Target Retirement 2020 Fund, Target Retirement 2025 Fund, Target Retirement 2030 Fund, Target Retirement 2035 Fund, Target Retirement 2040 Fund, Target Retirement 2045 Fund, Target Retirement 2050 Fund, Target Retirement 2055 Fund, Target Retirement 2060 and Target Retirement 2065 Funds are referred to individually as a “Fund” and collectively as the “Target Retirement Funds” or the “Funds”.
SSGA Funds Management, Inc. (“SSGA FM” or the “Adviser”) invests the assets of each Target Retirement Fund into underlying funds according to a proprietary asset allocation strategy. Each Fund’s name refers to the approximate retirement year of the investors for whom the Fund’s asset allocation strategy is intended. As the target date for a Fund approaches, the Adviser will adjust the asset allocation and risk profile of the Fund – its glide path – to what is generally seen to be a more conservative approach to reduce (but not eliminate) risk by increasing the allocation to asset classes that have historically been subject to lower levels of volatility. For example, a Fund with a target retirement date far into the future will typically invest a greater portion of its assets in asset classes with higher risk profiles and the potential for higher returns than a Fund that is intended for investors who are in their retirement years.
See accompanying notes to financial statements.
4

STATE STREET TARGET RETIREMENT FUND
PORTFOLIO STATISTICS (UNAUDITED)
Asset Allocation as of December 31, 2022 (as a percentage of Net Assets)

% of Net Assets
Domestic Fixed Income	46.6%
Domestic Equity	18.7
Inflation Linked	17.9
International Equity	11.5
Real Estate	5.1
Short Term Investments	1.3
Liabilities in Excess of Other Assets	(1.1)
TOTAL	100.0%
See accompanying notes to financial statements.
5

STATE STREET TARGET RETIREMENT 2020 FUND
MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE (UNAUDITED)
The State Street Target Retirement 2020 Fund (the “Fund”) seeks capital growth and income over the long term. The Fund’s benchmark is the S&P 500 Index (the “Index”).
For the 12-month period ended December 31, 2022 (the “Reporting Period”), the total return for the Fund’s Class K was –13.27%, and the Index was –18.11%. The total return of the Fund’s secondary benchmark index, the State Street Target Retirement 2020 Composite Index (the “Secondary Index”), was –13.33% for the Reporting Period. The Fund and both the Index and Secondary Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index and Secondary Index are unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns.
The Fund is a “fund of funds” that invests in wide variety of asset classes. During the Reporting Period, the Fund’s diversified fixed income exposure contributed to its outperformance relative to the Index. The Fund slightly outperformed the composite Secondary Index.
Investors found very little refuge through 2022 with most asset classes ending the year in negative territory. Volatility was the overarching feature of markets throughout the course of the year. Heading into 2022, asset class valuations reached lofty levels following a decade of quantitative easing and most recently, global fiscal largess due to the pandemic. The bill, however, came due for investors as a durable acceleration in inflation resulted in a sudden hawkish shift from global central banks. Due to the unrelenting acceleration in inflation, monetary authorities quickly pivoted, hoping to slow demand and put downward pressure on inflation, ultimately attempting to trade short term-pain and volatility for longer-term stability. Investors were not rewarded for the knee-jerk buy-the-dip mentality that had been reinforced in recent years as any bounces in equities over the course of the year inevitably evaporated. Uncertainty was compounded by the sudden geopolitical tension caused by the Russian invasion of Ukraine as well as China’s response to ongoing COVID-19 outbreaks.
While 2021 was going to be a tough act for risk assets to follow, 2022 did not get off to a promising start. Following a re-opening induced surge in 2021 (US GDP grew at 5.7% year-over-year), economic activity started to decelerate heading into the start of the year. First quarter GDP came in at –1.6% (seasonally adjusted annualize rate). While ostensibly troubling, first quarter growth was less about internal dynamics and more about slowing external demand and a stronger dollar. Much more worrying to the U.S. Federal Reserve (the “Fed") was the continued acceleration of inflation. The headline US Consumer Price Index (CPI) hit 8.5% year-over-year by the end of the first quarter with goods inflation picking up notably. Wage inflation also continued to accelerate with the Employee Cost Index (ECI) reaching 4.5% year-over-year. Global geopolitical uncertainty surged as Russia invaded Ukraine causing a spike in energy prices. Indeed, slowing growth and accelerating inflation made for a dreary monetary policy landscape to start the year. The Fed hiked 25 basis point in March. At that point, the bank of England had already commenced hiking rates, while the European Central Bank and the Bank of Japan maintained a dovish countenance. The S&P 500 Index fell 4.6% over the first three months of the year. The weakness was broad-based with nine out of eleven sectors finishing lower. Energy stocks were a bright spot rising an impressive 39.03%. Unsurprisingly, small and mid-cap stocks performed worse with the Russell Small Cap Completeness index down 9.07%. Outside the U.S., equity markets did not fare much better as China continued its zero-COVID -19 policy. The MSCI ACWI ex USA Investable Market Index fell 5.60%.
Things went from bad to worse in the second quarter as economic data continued to highlight the extent to which global central banks were woefully behind the curve. U.S. CPI surprised notably to the upside in April at 8.3% year-over-year. Further, inflation expectations amongst consumers did not signal a near-term improvement as survey respondents to the University of Michigan consumer sentiment survey expected inflation to still be at an elevated 5.4% year-over-year the following April. In response, the Fed delivered a 50 basis point hike in May followed by a sizable 75 basis point hike in June. The S&P 500 Index plummeted 16.1% over the quarter with all major sectors finishing lower. Small and mid-cap stocks continued to lag, falling 19.96%. Outside of the U.S., the global risk off mood intensified as the Chinese economy continued to decelerate. The CAIXIN China manufacturing Purchasing Manager Index (PMI) dropped into contractionary territory at 46.0 in April, its lowest reading since early 2020. The MSCI ACWI ex USA Investable Market Index fell 14.28%.
The third quarter was a false dawn for equities. Stock markets rallied to start the quarter as investor pessimism reached extreme levels. Economic data in the United States started to surprise marginally to the upside relative to gloomy consensus forecasts. Nevertheless, the contours of the incoming data continued to paint a worrying picture for the Fed. The ISM Manufacturing index continued to weaken with new orders slowing meaningfully. The buffer that consumers had entering the year continued to dwindle with the savings rate dropping to just 2.4% by September. Additionally, the housing market continued to show that a recalibration was afoot given the substantially higher borrowing costs. Hope of an instinctual policy pivot from the Fed given the turbulence of the market quickly faded following hawkish comments from Fed Chair Jerome Powell at the Jackson Hole Symposium in August. Both the inflation and employment data continued to surprise to the upside. Large-cap equities fell with the S&P 500 Index down 4.88% over the quarter. Nine of eleven sectors finished lower. Small and mid-cap stocks performed slightly better falling –2.37%. In Europe, the Eurozone Manufacturing PMI entered contractionary territory. The European Central Bank joined the hawkish chorus of central banks and started to raise rates while also announcing plans for a new anti-fragmentation tool named the Transmission Protection Instrument (TPI). Elsewhere, global risk aversion and the strong US dollar continued to weigh on emerging markets. The MSCI ACWI ex USA Investable Market Index dropped 9.69%.
Despite the dismal year, the fourth quarter was a bit of a reprieve for investors with equities retracing a portion of the year-to-date decline. While inflation remained very elevated there were some promising signs. ISM price metrics, regional Fed surveys, import prices, producer prices, pricing plans by small business and PMI backlogs all pointed to an eventual deceleration in inflation over the course of 2023.
See accompanying notes to financial statements.
6

STATE STREET TARGET RETIREMENT 2020 FUND
MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE (UNAUDITED)  (continued)
The market continued to monitor labor dynamics. On the one hand, a tight labor market implies a cushion for domestic consumption. On the other, a tight labor market accentuates the Fed’s current concern that wage inflation could stay stubbornly high over the near-term. The quarter saw very large daily swings in equity prices including large downside moves due to missed earnings. On the upside, equities surged in early November on the back of a downward surprise in the inflation data. Large-cap equities rose with the S&P 500 Index up 7.56% in the final three months of the year. Nine of eleven sectors finished higher with energy stocks once again at the top of the leader board. Nevertheless, over the Reporting Period, the index dropped 18.11%. Small and mid-cap stocks rose 4.85% through the quarter but fell 25.49% through the Reporting Period. Stocks outside the U.S. rebounded sharply. In Europe, the ECB found itself in a belated rush to tighten monetary policy, but the economic data managed to show some resilience. The region also benefited from re-opening effects and mild weather to start its winter. The MSCI ACWI ex USA Investable Market Index rose an impressive 14.15% through the quarter but dropped 16.58% over the Reporting Period.
Rounding out risky assets, global real estate investment trusts (REITs) underperformed as they faced headwinds from decelerating global growth and significantly higher borrowing costs. The Dow Jones Global Select Real Estate Securities Index returned 6.68% for the fourth quarter but lost 25.30% for the Reporting Period.
Fixed Income did not provide the typical ballast to multi-asset portfolios during the stormy conditions of 2022. The close to four-decade downward trend in Treasury yields was broken as rates markets quickly priced in hawkish central guidance. Global central banks (with the notable exception of the Bank of Japan) acted forcefully to push against inflation. Unsurprisingly, fixed income volatility was very elevated through the year. The 10-year U.S. Treasury yield climbed steadily through the first half of the year as the market weighed incoming upside surprises to inflation data. The yield curve (as measured by the spread between the 10-year Treasury yield and the 2-year Treasury yield) inverted half way through the year prompting headlines around impending recession concerns. During the Summer months, speculation grew of a policy pivot amongst monetary officials. However, this was quickly snuffed out by hawkish central bank rhetoric. After touching a high of 4.24% in the third quarter, the 10-year treasury yield started to rally as incoming data suggested inflation was poised to peak and subsequently decelerate. By year-end, futures markets were pricing that the Federal Funds rate would peak in mid-2023 and the Fed would need to start cutting rates in the back half of the year. Unsurprisingly, given the risk-off environment, investment grade credit spreads widened through the first three quarters of the year with Investment grade credit spreads touching 165 basis points, the widest levels since the outbreak of COVID-19. Over the Reporting Period, the Bloomberg U.S. Aggregate Bond Index fell 13.01%. Given the sharp increase in yields, longer duration assets underperformed notably. On the shorter duration end, the Bloomberg 1-3 Year U.S. Treasury Index declined 3.82%, while the Bloomberg U.S. 1-3 Year Corporate Bond Index declined 3.32% over the year.
High yield bonds, like other risky assets, underperformed through the first three quarters of the year. On average, lower rated U.S. High yield bonds underperformed with CCC’s down 16.29%. Defaults remained low in 2022. The Bloomberg High Yield Very Liquid Index posted a return of 4.34% for the fourth quarter but dropped 11.88% for the Reporting Period.
Despite the surge in inflation, on balance, Treasury inflation Protected Securities (TIPS) performed only marginally better than nominal Treasuries over the course of the year. Unsurprisingly, with the jump in energy prices to start the year, The 5-year breakeven inflation rate moved steadily higher, touching 3.73% in mid-March. TIPS outperformed nominal Treasuries to start the year but lagged modestly in the second and third quarter as real yields climbed. The Bloomberg 1-10 Year U.S. Government Inflation-Linked Bond Index rose 1.64% over the fourth quarter but fell 7.38% over the Reporting Period.
The Fund did not invest in derivatives during the Reporting Period.
On an individual security level, there were no positive contributors on an absolute basis during the Reporting Period. The top negative contributors to the Fund’s performance on an absolute basis during the Reporting Period were the State Street Equity 500 Index II Portfolio, the State Street Aggregate Bond Index Portfolio, and State Street Global Equity ex-U.S. Index Portfolio.
The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.
See accompanying notes to financial statements.
7

State Street Target Retirement 2020 Fund
Performance Summary (Unaudited)
Comparison of Change in Value of a $10,000 Investment
(Based on Net Asset Value)
Line graph is based on cumulative total return.
Performance as of December 31, 2022
	Total Return One Year Ended December 31, 2022	Average Annual Total Return Five Years Ended December 31, 2022	Total Return Inception Date* to December 31, 2022
State Street Target Retirement 2020 Fund Class I	(13.46%)	3.42%	4.53%
State Street Target Retirement 2020 Fund Class K	(13.27%)	3.63%	4.67%
State Street Target Retirement 2020 Fund Class R3 (a)	(13.78%)	3.10%	4.14%
S&P 500® Index (b)	(18.11%)	9.42%	10.48%
State Street Target Retirement 2020 Composite Index (c)	(13.33%)	3.63%	4.78%
*	Inception date is September 30, 2014.
(a)	Performance shown for the periods prior to the inception of Class R3 shares on February 25, 2022 reflects the historical performance of the fund's Class K shares adjusted to reflect the higher expenses of Class R3 shares, including applicable 12b-1 fees.
(b)	The Standard & Poor’s 500 Composite Stock Price Index (“S&P 500® Index”) is composed of five hundred (500) selected stocks, all of which are listed on national stock exchanges and spans over 25 separate industry groups.
(c)	The State Street Target Retirement 2020 Composite Index consists of several different indexes, and is designed to provide exposure to a variety of asset classes.
Total returns and performance graph information represent past performance and are not indicative of future results, which may be lower or higher than performance data quoted. Investment return and principal value of an investment will fluctuate so that an investor’s share, when redeemed, may be worth more or less than its original cost. The graph and table above do not reflect the deduction of taxes that a shareholder would pay on fund distributions, sales, or the redemption of fund shares.
See accompanying notes to financial statements.
8

State Street Target Retirement 2020 Fund
PORTFOLIO STATISTICS (UNAUDITED)
Asset Allocation as of December 31, 2022 (as a percentage of Net Assets)

% of Net Assets
Domestic Fixed Income	41.7%
Domestic Equity	21.7
Inflation Linked	17.9
International Equity	13.5
Real Estate	5.1
Short Term Investments	2.3
Liabilities in Excess of Other Assets	(2.2)
TOTAL	100.0%
See accompanying notes to financial statements.
9

STATE STREET TARGET RETIREMENT 2025 FUND
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE (UNAUDITED)
The State Street Target Retirement 2025 Fund (the “Fund”) seeks capital growth and income over the long term. The Fund’s benchmark is the S&P 500 Index (the “Index”).
For the 12-month period ended December 31, 2022 (the “Reporting Period”), the total return for the Fund’s Class K was –15.33%, and the Index was –18.11%. The total return of the Fund’s secondary benchmark index, the State Street Target Retirement 2025 Composite Index (the “Secondary Index”), was –15.33% for the Reporting Period. The Fund and both the Index and Secondary Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index and Secondary Index are unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns.
The Fund is a “fund of funds” that invests in wide variety of asset classes. During the Reporting Period, the Fund’s diversified investment exposures contributed to its outperformance relative to the Index. The Fund return matched the composite Secondary Index.
Investors found very little refuge through 2022 with most asset classes ending the year in negative territory. Volatility was the overarching feature of markets throughout the course of the year. Heading into 2022, asset class valuations reached lofty levels following a decade of quantitative easing and most recently, global fiscal largess due to the pandemic. The bill, however, came due for investors as a durable acceleration in inflation resulted in a sudden hawkish shift from global central banks. Due to the unrelenting acceleration in inflation, monetary authorities quickly pivoted, hoping to slow demand and put downward pressure on inflation, ultimately attempting to trade short term-pain and volatility for longer-term stability. Investors were not rewarded for the knee-jerk buy-the-dip mentality that had been reinforced in recent years as any bounces in equities over the course of the year inevitably evaporated. Uncertainty was compounded by the sudden geopolitical tension caused by the Russian invasion of Ukraine as well as China’s response to ongoing COVID-19 outbreaks.
While 2021 was going to be a tough act for risk assets to follow, 2022 did not get off to a promising start. Following a re-opening induced surge in 2021 (US GDP grew at 5.7% year-over-year), economic activity started to decelerate heading into the start of the year. First quarter GDP came in at –1.6% (seasonally adjusted annualize rate). While ostensibly troubling, first quarter growth was less about internal dynamics and more about slowing external demand and a stronger dollar. Much more worrying to the U.S. Federal Reserve (the “Fed") was the continued acceleration of inflation. The headline U.S. Consumer Price Index (CPI) hit 8.5% year-over-year by the end of the first quarter with goods inflation picking up notably. Wage inflation also continued to accelerate with the Employee Cost Index (ECI) reaching 4.5% year-over-year. Global geopolitical uncertainty surged as Russia invaded Ukraine causing a spike in energy prices. Indeed, slowing growth and accelerating inflation made for a dreary monetary policy landscape to start the year. The Fed hiked 25 basis point in March. At that point, the bank of England had already commenced hiking rates, while the European Central Bank and the Bank of Japan maintained a dovish countenance. The S&P 500 Index fell 4.6% over the first three months of the year. The weakness was broad-based with nine out of eleven sectors finishing lower. Energy stocks were a bright spot rising an impressive 39.03%. Unsurprisingly, small and mid-cap stocks performed worse with the Russell Small Cap Completeness index down 9.07%. Outside the U.S., equity markets did not fare much better as China continued its zero-COVID-19 policy. The MSCI ACWI ex USA Investable Market Index fell 5.60%.
Things went from bad to worse in the second quarter as economic data continued to highlight the extent to which global central banks were woefully behind the curve. U.S. CPI surprised notably to the upside in April at 8.3% year-over-year. Further, inflation expectations amongst consumers did not signal a near-term improvement as survey respondents to the University of Michigan consumer sentiment survey expected inflation to still be at an elevated 5.4% year-over-year the following April. In response, the Fed delivered a 50 basis point hike in May followed by a sizable 75 basis point hike in June. The S&P 500 Index plummeted 16.1% over the quarter with all major sectors finishing lower. Small and mid-cap stocks continued to lag, falling 19.96%. Outside of the U.S., the global risk off mood intensified as the Chinese economy continued to decelerate. The CAIXIN China manufacturing Purchasing Manager Index (PMI) dropped into contractionary territory at 46.0 in April, its lowest reading since early 2020. The MSCI ACWI ex USA Investable Market Index fell 14.28%.
The third quarter was a false dawn for equities. Stock markets rallied to start the quarter as investor pessimism reached extreme levels. Economic data in the United States started to surprise marginally to the upside relative to gloomy consensus forecasts. Nevertheless, the contours of the incoming data continued to paint a worrying picture for the Fed. The ISM Manufacturing index continued to weaken with new orders slowing meaningfully. The buffer that consumers had entering the year continued to dwindle with the savings rate dropping to just 2.4% by September. Additionally, the housing market continued to show that a recalibration was afoot given the substantially higher borrowing costs. Hope of an instinctual policy pivot from the Fed given the turbulence of the market quickly faded following hawkish comments from Fed Chair Jerome Powell at the Jackson Hole Symposium in August. Both the inflation and employment data continued to surprise to the upside. Large-cap equities fell with the S&P 500 Index down 4.88% over the quarter. Nine of eleven sectors finished lower. Small and mid-cap stocks performed slightly better falling –2.37%. In Europe, the Eurozone Manufacturing PMI entered contractionary territory. The European Central Bank joined the hawkish chorus of central banks and started to raise rates while also announcing plans for a new anti-fragmentation tool named the Transmission Protection Instrument (TPI). Elsewhere, global risk aversion and the strong US dollar continued to weigh on emerging markets. The MSCI ACWI ex USA Investable Market Index dropped 9.69%.
Despite the dismal year, the fourth quarter was a bit of a reprieve for investors with equities retracing a portion of the year-to-date decline. While inflation remained very elevated there were some promising signs. ISM price metrics, regional Fed surveys, import prices, producer prices, pricing plans by small business and PMI backlogs all pointed to an eventual deceleration in inflation over the course of 2023.
See accompanying notes to financial statements.
10

STATE STREET TARGET RETIREMENT 2025 FUND
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE (UNAUDITED)  (continued)
The market continued to monitor labor dynamics. On the one hand, a tight labor market implies a cushion for domestic consumption. On the other, a tight labor market accentuates the Fed’s current concern that wage inflation could stay stubbornly high over the near-term. The quarter saw very large daily swings in equity prices including large downside moves due to missed earnings. On the upside, equities surged in early November on the back of a downward surprise in the inflation data. Large-cap equities rose with the S&P 500 Index up 7.56% in the final three months of the year. Nine of eleven sectors finished higher with energy stocks once again at the top of the leader board. Nevertheless, over the Reporting Period, the index dropped 18.11%. Small and mid-cap stocks rose 4.85% through the quarter but fell 25.49% through the Reporting Period. Stocks outside the U.S. rebounded sharply. In Europe, the ECB found itself in a belated rush to tighten monetary policy, but the economic data managed to show some resilience. The region also benefited from re-opening effects and mild weather to start its winter. The MSCI ACWI ex USA Investable Market Index rose an impressive 14.15% through the quarter but dropped 16.58% over the Reporting Period.
Rounding out risky assets, global real estate investment trusts (REITs) underperformed as they faced headwinds from decelerating global growth and significantly higher borrowing costs. The Dow Jones Global Select Real Estate Securities Index returned 6.68% for the fourth quarter but lost 25.30% for the Reporting Period.
Fixed Income did not provide the typical ballast to multi-asset portfolios during the stormy conditions of 2022. The close to four-decade downward trend in Treasury yields was broken as rates markets quickly priced in hawkish central guidance. Global central banks (with the notable exception of the Bank of Japan) acted forcefully to push against inflation. Unsurprisingly, fixed income volatility was very elevated through the year. The 10-year U.S. Treasury yield climbed steadily through the first half of the year as the market weighed incoming upside surprises to inflation data. The yield curve (as measured by the spread between the 10-year Treasury yield and the 2-year Treasury yield) inverted half way through the year prompting headlines around impending recession concerns. During the Summer months, speculation grew of a policy pivot amongst monetary officials. However, this was quickly snuffed out by hawkish central bank rhetoric. After touching a high of 4.24% in the third quarter, the 10-year treasury yield started to rally as incoming data suggested inflation was poised to peak and subsequently decelerate. By year-end, futures markets were pricing that the Federal Funds rate would peak in mid-2023 and the Fed would need to start cutting rates in the back half of the year. Unsurprisingly, given the risk-off environment, investment grade credit spreads widened through the first three quarters of the year with Investment grade credit spreads touching 165 basis points, the widest levels since the outbreak of COVID-19. Over the Reporting Period, the Bloomberg U.S. Aggregate Bond Index fell 13.01%. Given the sharp increase in yields, longer duration assets underperformed notably. The Bloomberg Long U.S. Treasury Index declined a staggering 29.26%, while the Bloomberg 3-10 Year U.S. Treasury Index declined 10.5%. On the shorter duration end, the Bloomberg 1-3 Year U.S. Treasury Index declined 3.82%, while the Bloomberg U.S. 1-3 Year Corporate Bond Index declined 3.32% over the year.
High yield bonds, like other risky assets, underperformed through the first three quarters of the year. On average, lower rated U.S. High yield bonds underperformed with CCC’s down 16.29%. Defaults remained low in 2022. The Bloomberg High Yield Very Liquid Index posted a return of 4.34% for the fourth quarter but dropped 11.88% for the Reporting Period.
Despite the surge in inflation, on balance, Treasury inflation Protected Securities (TIPS) performed only marginally better than nominal Treasuries over the course of the year. Unsurprisingly, with the jump in energy prices to start the year, The 5-year breakeven inflation rate moved steadily higher, touching 3.73% in mid-March. TIPS outperformed nominal Treasuries to start the year but lagged modestly in the second and third quarter as real yields climbed. The Bloomberg 1-10 Year U.S. Government Inflation-Linked Bond Index rose 1.64% over the fourth quarter but fell 7.38% over the Reporting Period.
The Fund did not invest in derivatives during the Reporting Period.
On an individual security level, there were no positive contributors to the Fund’s performance. The top negative contributors to the Fund’s performance on an absolute basis during the Reporting Period were the State Street Equity 500 Index II Portfolio, the State Street Global Equity ex-U.S. Index Portfolio and the State Street Aggregate Bond Index Portfolio.
The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.
See accompanying notes to financial statements.
11

State Street Target Retirement 2025 Fund
Performance Summary (Unaudited)
Comparison of Change in Value of a $10,000 Investment
(Based on Net Asset Value)
Line graph is based on cumulative total return.
Performance as of December 31, 2022
	Total Return One Year Ended December 31, 2022	Average Annual Total Return Five Years Ended December 31, 2022	Total Return Inception Date* to December 31, 2022
State Street Target Retirement 2025 Fund Class I	(15.47%)	4.01%	5.32%
State Street Target Retirement 2025 Fund Class K	(15.33%)	4.22%	5.46%
State Street Target Retirement 2025 Fund Class R3 (a)	(15.68%)	3.72%	4.95%
S&P 500® Index (b)	(18.11%)	9.42%	10.48%
State Street Target Retirement 2025 Composite Index (c)	(15.33%)	4.25%	5.60%
*	Inception date is September 30, 2014.
(a)	Performance shown for the periods prior to the inception of Class R3 shares on February 25, 2022 reflects the historical performance of the fund's Class K shares adjusted to reflect the higher expenses of Class R3 shares, including applicable 12b-1 fees.
(b)	The Standard & Poor’s 500 Composite Stock Price Index (“S&P 500® Index”) is composed of five hundred (500) selected stocks, all of which are listed on national stock exchanges and spans over 25 separate industry groups.
(c)	The State Street Target Retirement 2025 Composite Index consists of several indexes, and is designed to provide exposure to a variety of asset classes.
Total returns and performance graph information represent past performance and are not indicative of future results, which may be lower or higher than performance data quoted. Investment return and principal value of an investment will fluctuate so that an investor’s share, when redeemed, may be worth more or less than its original cost. The graph and table above do not reflect the deduction of taxes that a shareholder would pay on fund distributions, sales, or the redemption of fund shares.
See accompanying notes to financial statements.
12

State Street Target Retirement 2025 Fund
PORTFOLIO STATISTICS (UNAUDITED)
Asset Allocation as of December 31, 2022 (as a percentage of Net Assets)

% of Net Assets
Domestic Fixed Income	32.5%
Domestic Equity	29.5
International Equity	19.3
Inflation Linked	14.6
Real Estate	4.0
Short Term Investments	2.1
Liabilities in Excess of Other Assets	(2.0)
TOTAL	100.0%
See accompanying notes to financial statements.
13

STATE STREET TARGET RETIREMENT 2030 FUND
MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE (UNAUDITED)
The State Street Target Retirement 2030 Fund (“the Fund”) seeks capital growth and income over the long term. The Fund’s benchmark is the S&P 500 Index (the “Index”).
For the 12-month period ended December 31, 2022 (the “Reporting Period”), the total return for the Fund’s Class K was –16.95%, and the Index was –18.11%. The total return of the Fund’s secondary benchmark index, the State Street Target Retirement 2030 Composite Index (the “Secondary Index”), was –17.07% for the Reporting Period. The Fund and both the Index and Secondary Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index and Secondary Index are unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns.
The Fund is a “fund of funds” that invests in wide variety of asset classes. During the Reporting Period, the Fund’s diversified investment exposure contributed to its outperformance relative to the Index. The Fund slightly outperformed the composite Secondary Index.
Investors found very little refuge through 2022 with most asset classes ending the year in negative territory. Volatility was the overarching feature of markets throughout the course of the year. Heading into 2022, asset class valuations reached lofty levels following a decade of quantitative easing and most recently, global fiscal largess due to the pandemic. The bill, however, came due for investors as a durable acceleration in inflation resulted in a sudden hawkish shift from global central banks. Due to the unrelenting acceleration in inflation, monetary authorities quickly pivoted, hoping to slow demand and put downward pressure on inflation, ultimately attempting to trade short term-pain and volatility for longer-term stability. Investors were not rewarded for the knee-jerk buy-the-dip mentality that had been reinforced in recent years as any bounces in equities over the course of the year inevitably evaporated. Uncertainty was compounded by the sudden geopolitical tension caused by the Russian invasion of Ukraine as well as China’s response to ongoing COVID-19 outbreaks.
While 2021 was going to be a tough act for risk assets to follow, 2022 did not get off to a promising start. Following a re-opening induced surge in 2021 (US GDP grew at 5.7% year-over-year), economic activity started to decelerate heading into the start of the year. First quarter GDP came in at –1.6% (seasonally adjusted annualize rate). While ostensibly troubling, first quarter growth was less about internal dynamics and more about slowing external demand and a stronger dollar. Much more worrying to the U.S. Federal Reserve (the “Fed") was the continued acceleration of inflation. The headline U.S. Consumer Price Index (CPI) hit 8.5% year-over-year by the end of the first quarter with goods inflation picking up notably. Wage inflation also continued to accelerate with the Employee Cost Index (ECI) reaching 4.5% year-over-year. Global geopolitical uncertainty surged as Russia invaded Ukraine causing a spike in energy prices. Indeed, slowing growth and accelerating inflation made for a dreary monetary policy landscape to start the year. The Fed hiked 25 basis point in March. At that point, the bank of England had already commenced hiking rates, while the European Central Bank and the Bank of Japan maintained a dovish countenance. The S&P 500 Index fell 4.6% over the first three months of the year. The weakness was broad-based with nine out of eleven sectors finishing lower. Energy stocks were a bright spot rising an impressive 39.03%. Unsurprisingly, small and mid-cap stocks performed worse with the Russell Small Cap Completeness index down 9.07%. Outside the US, equity markets did not fare much better as China continued its zero-COVID-19 policy. The MSCI ACWI ex USA Investable Market Index fell 5.60%.
Things went from bad to worse in the second quarter as economic data continued to highlight the extent to which global central banks were woefully behind the curve. U.S. CPI surprised notably to the upside in April at 8.3% year-over-year. Further, inflation expectations amongst consumers did not signal a near-term improvement as survey respondents to the University of Michigan consumer sentiment survey expected inflation to still be at an elevated 5.4% year-over-year the following April. In response, the Fed delivered a 50 basis point hike in May followed by a sizable 75 basis point hike in June. The S&P 500 Index plummeted 16.1% over the quarter with all major sectors finishing lower. Small and mid-cap stocks continued to lag, falling 19.96%. Outside of the U.S., the global risk off mood intensified as the Chinese economy continued to decelerate. The CAIXIN China manufacturing Purchasing Manager Index (PMI) dropped into contractionary territory at 46.0 in April, its lowest reading since early 2020. The MSCI ACWI ex USA Investable Market Index fell 14.28%.
The third quarter was a false dawn for equities. Stock markets rallied to start the quarter as investor pessimism reached extreme levels. Economic data in the United States started to surprise marginally to the upside relative to gloomy consensus forecasts. Nevertheless, the contours of the incoming data continued to paint a worrying picture for the Fed. The ISM Manufacturing index continued to weaken with new orders slowing meaningfully. The buffer that consumers had entering the year continued to dwindle with the savings rate dropping to just 2.4% by September. Additionally, the housing market continued to show that a recalibration was afoot given the substantially higher borrowing costs. Hope of an instinctual policy pivot from the Fed given the turbulence of the market quickly faded following hawkish comments from Fed Chair Jerome Powell at the Jackson Hole Symposium in August. Both the inflation and employment data continued to surprise to the upside. Large-cap equities fell with the S&P 500 Index down 4.88% over the quarter. Nine of eleven sectors finished lower. Small and mid-cap stocks performed slightly better falling –2.37%. In Europe, the Eurozone Manufacturing PMI entered contractionary territory. The European Central Bank joined the hawkish chorus of central banks and started to raise rates while also announcing plans for a new anti-fragmentation tool named the Transmission Protection Instrument (TPI). Elsewhere, global risk aversion and the strong US dollar continued to weigh on emerging markets. The MSCI ACWI ex USA Investable Market Index dropped 9.69%.
Despite the dismal year, the fourth quarter was a bit of a reprieve for investors with equities retracing a portion of the year-to-date decline. While inflation remained very elevated there were some promising signs. ISM price metrics, regional Fed surveys, import prices, producer prices, pricing plans by small business and PMI backlogs all pointed to an eventual deceleration in inflation over the course of 2023.
See accompanying notes to financial statements.
14

STATE STREET TARGET RETIREMENT 2030 FUND
MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE (UNAUDITED)  (continued)
The market continued to monitor labor dynamics. On the one hand, a tight labor market implies a cushion for domestic consumption. On the other, a tight labor market accentuates the Fed’s current concern that wage inflation could stay stubbornly high over the near-term. The quarter saw very large daily swings in equity prices including large downside moves due to missed earnings. On the upside, equities surged in early November on the back of a downward surprise in the inflation data. Large-cap equities rose with the S&P 500 Index up 7.56% in the final three months of the year. Nine of eleven sectors finished higher with energy stocks once again at the top of the leader board. Nevertheless, over the Reporting Period, the index dropped 18.11%. Small and mid-cap stocks rose 4.85% through the quarter but fell 25.49% through the Reporting Period. Stocks outside the U.S. rebounded sharply. In Europe, the ECB found itself in a belated rush to tighten monetary policy, but the economic data managed to show some resilience. The region also benefited from re-opening effects and mild weather to start its winter. The MSCI ACWI ex USA Investable Market Index rose an impressive 14.15% through the quarter but dropped 16.58% over the Reporting Period.
Rounding out risky assets, global real estate investment trusts (REITs) underperformed as they faced headwinds from decelerating global growth and significantly higher borrowing costs. The Dow Jones Global Select Real Estate Securities Index returned 6.68% for the fourth quarter but lost 25.30% for the Reporting Period.
Fixed Income did not provide the typical ballast to multi-asset portfolios during the stormy conditions of 2022. The close to four-decade downward trend in Treasury yields was broken as rates markets quickly priced in hawkish central guidance. Global central banks (with the notable exception of the Bank of Japan) acted forcefully to push against inflation. Unsurprisingly, fixed income volatility was very elevated through the year. The 10-year U.S. Treasury yield climbed steadily through the first half of the year as the market weighed incoming upside surprises to inflation data. The yield curve (as measured by the spread between the 10-year Treasury yield and the 2-year Treasury yield) inverted halfway through the year prompting headlines around impending recession concerns. During the Summer months, speculation grew of a policy pivot amongst monetary officials. However, this was quickly snuffed out by hawkish central bank rhetoric. After touching a high of 4.24% in the third quarter, the 10-year treasury yield started to rally as incoming data suggested inflation was poised to peak and subsequently decelerate. By year-end, futures markets were pricing that the Federal Funds rate would peak in mid-2023 and the Fed would need to start cutting rates in the back half of the year. Unsurprisingly, given the risk-off environment, investment grade credit spreads widened through the first three quarters of the year with Investment grade credit spreads touching 165 basis points, the widest levels since the outbreak of COVID-19. Over the Reporting Period, the Bloomberg U.S. Aggregate Bond Index fell 13.01%. Given the sharp increase in yields, longer duration assets underperformed notably. The Bloomberg Long U.S. Treasury Index declined a staggering 29.26%, while the Bloomberg 3-10 Year U.S. Treasury Index declined 10.5%.
High yield bonds, like other risky assets, underperformed through the first three quarters of the year. On average, lower rated U.S. High yield bonds underperformed with CCC’s down 16.29%. Defaults remained low in 2022. The Bloomberg High Yield Very Liquid Index posted a return of 4.34% for the fourth quarter but dropped 11.88% for the Reporting Period.
Despite the surge in inflation, on balance, Treasury inflation Protected Securities (TIPS) performed only marginally better than nominal Treasuries over the course of the year. Unsurprisingly, with the jump in energy prices to start the year, The 5-year breakeven inflation rate moved steadily higher, touching 3.73% in mid-March. TIPS outperformed nominal Treasuries to start the year but lagged modestly in the second and third quarter as real yields climbed. The Bloomberg 1-10 Year U.S. Government Inflation-Linked Bond Index rose 1.64% over the fourth quarter but fell 7.38% over the Reporting Period.
The Fund did not invest in derivatives during the Reporting Period.
On an individual security level there were no positive contributors to the Fund’s performance on an absolute basis during the Reporting Period. The top negative contributors to the Fund’s performance on an absolute basis during the Reporting Period were the State Street Equity 500 Index II Portfolio, the State Street Global Equity ex-U.S. Index Portfolio and the State Street Small/Mid Cap Equity Index Portfolio.
The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.
See accompanying notes to financial statements.
15

State Street Target Retirement 2030 Fund
Performance Summary (Unaudited)
Comparison of Change in Value of a $10,000 Investment
(Based on Net Asset Value)
Line graph is based on cumulative total return.
Performance as of December 31, 2022
	Total Return One Year Ended December 31, 2022	Average Annual Total Return Five Years Ended December 31, 2022	Total Return Inception Date* to December 31, 2022
State Street Target Retirement 2030 Fund Class I	(17.13%)	4.34%	5.75%
State Street Target Retirement 2030 Fund Class K	(16.95%)	4.49%	5.87%
State Street Target Retirement 2030 Fund Class R3 (a)	(17.37%)	3.97%	5.34%
S&P 500® Index (b)	(18.11%)	9.42%	10.48%
State Street Target Retirement 2030 Composite Index (c)	(17.07%)	4.52%	5.97%
*	Inception date is September 30, 2014.
(a)	Performance shown for the periods prior to the inception of Class R3 shares on February 25, 2022 reflects the historical performance of the fund's Class K shares adjusted to reflect the higher expenses of Class R3 shares, including applicable 12b-1 fees.
(b)	The Standard & Poor’s 500 Composite Stock Price Index (“S&P 500® Index”) is composed of five hundred (500) selected stocks, all of which are listed on national stock exchanges and spans over 25 separate industry groups.
(c)	The State Street Target Retirement 2030 Composite Index consists of several different indexes, and is designed to provide exposure to a variety of asset classes.
See accompanying notes to financial statements.
16

State Street Target Retirement 2030 Fund
PORTFOLIO STATISTICS (UNAUDITED)
Asset Allocation as of December 31, 2022 (as a percentage of Net Assets)

% of Net Assets
Domestic Equity	37.4%
Domestic Fixed Income	28.8
International Equity	26.3
Inflation Linked	5.8
Real Estate	1.5
Short Term Investments	0.5
Liabilities in Excess of Other Assets	(0.3)
TOTAL	100.0%
See accompanying notes to financial statements.
17

STATE STREET TARGET RETIREMENT 2035 FUND
MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE (UNAUDITED)
The State Street Target Retirement 2035 Fund (the “Fund”) seeks capital growth and income over the long term. The Fund’s benchmark is the S&P 500 Index (the “Index”).
For the 12-month period ended December 31, 2022 (the “Reporting Period”), the total return for the Fund’s Class K was –17.89%, and the Index was –18.11%. The total return of the Fund’s secondary benchmark index, the State Street Target Retirement 2035 Composite Index (the “Secondary Index”), was –17.94% for the Reporting Period. The Fund and both the Index and Secondary Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index and Secondary Index are unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns.
The Fund is a “fund of funds” that invests in wide variety of asset classes. During the Reporting Period, the Fund’s diversified investment exposure contributed to its outperformance relative to the Index. The Fund slightly outperformed the composite Secondary Index.
Investors found very little refuge through 2022 with most asset classes ending the year in negative territory. Volatility was the overarching feature of markets throughout the course of the year. Heading into 2022, asset class valuations reached lofty levels following a decade of quantitative easing and most recently, global fiscal largess due to the pandemic. The bill, however, came due for investors as a durable acceleration in inflation resulted in a sudden hawkish shift from global central banks. Due to the unrelenting acceleration in inflation, monetary authorities quickly pivoted, hoping to slow demand and put downward pressure on inflation, ultimately attempting to trade short term-pain and volatility for longer-term stability. Investors were not rewarded for the knee-jerk buy-the-dip mentality that had been reinforced in recent years as any bounces in equities over the course of the year inevitably evaporated. Uncertainty was compounded by the sudden geopolitical tension caused by the Russian invasion of Ukraine as well as China’s response to ongoing COVID-19 outbreaks.
While 2021 was going to be a tough act for risk assets to follow, 2022 did not get off to a promising start. Following a re-opening induced surge in 2021 (US GDP grew at 5.7% year-over-year), economic activity started to decelerate heading into the start of the year. First quarter GDP came in at –1.6% (seasonally adjusted annualize rate). While ostensibly troubling, first quarter growth was less about internal dynamics and more about slowing external demand and a stronger dollar. Much more worrying to the U.S. Federal Reserve (the “Fed") was the continued acceleration of inflation. The headline U.S. Consumer Price Index (CPI) hit 8.5% year-over-year by the end of the first quarter with goods inflation picking up notably. Wage inflation also continued to accelerate with the Employee Cost Index (ECI) reaching 4.5% year-over-year. Global geopolitical uncertainty surged as Russia invaded Ukraine causing a spike in energy prices. Indeed, slowing growth and accelerating inflation made for a dreary monetary policy landscape to start the year. The Fed hiked 25 basis point in March. At that point, the bank of England had already commenced hiking rates, while the European Central Bank and the Bank of Japan maintained a dovish countenance. The S&P 500 Index fell 4.6% over the first three months of the year. The weakness was broad-based with nine out of eleven sectors finishing lower. Energy stocks were a bright spot rising an impressive 39.03%. Unsurprisingly, small and mid-cap stocks performed worse with the Russell Small Cap Completeness index down 9.07%. Outside the U.S., equity markets did not fare much better as China continued its zero-COVID-19 policy. The MSCI ACWI ex USA Investable Market Index fell 5.60%.
Things went from bad to worse in the second quarter as economic data continued to highlight the extent to which global central banks were woefully behind the curve. U.S. CPI surprised notably to the upside in April at 8.3% year-over-year. Further, inflation expectations amongst consumers did not signal a near-term improvement as survey respondents to the University of Michigan consumer sentiment survey expected inflation to still be at an elevated 5.4% year-over-year the following April. In response, the Fed delivered a 50 basis point hike in May followed by a sizable 75 basis point hike in June. The S&P 500 Index plummeted 16.1% over the quarter with all major sectors finishing lower. Small and mid-cap stocks continued to lag, falling 19.96%. Outside of the U.S., the global risk off mood intensified as the Chinese economy continued to decelerate. The CAIXIN China manufacturing Purchasing Manager Index (PMI) dropped into contractionary territory at 46.0 in April, its lowest reading since early 2020. The MSCI ACWI ex USA Investable Market Index fell 14.28%.
The third quarter was a false dawn for equities. Stock markets rallied to start the quarter as investor pessimism reached extreme levels. Economic data in the United States started to surprise marginally to the upside relative to gloomy consensus forecasts. Nevertheless, the contours of the incoming data continued to paint a worrying picture for the Fed. The ISM Manufacturing index continued to weaken with new orders slowing meaningfully. The buffer that consumers had entering the year continued to dwindle with the savings rate dropping to just 2.4% by September. Additionally, the housing market continued to show that a recalibration was afoot given the substantially higher borrowing costs. Hope of an instinctual policy pivot from the Fed given the turbulence of the market quickly faded following hawkish comments from Fed Chair Jerome Powell at the Jackson Hole Symposium in August. Both the inflation and employment data continued to surprise to the upside. Large-cap equities fell with the S&P 500 Index down 4.88% over the quarter. Nine of eleven sectors finished lower. Small and mid-cap stocks performed slightly better falling –2.37%. In Europe, the Eurozone Manufacturing PMI entered contractionary territory. The European Central Bank joined the hawkish chorus of central banks and started to raise rates while also announcing plans for a new anti-fragmentation tool named the Transmission Protection Instrument (TPI). Elsewhere, global risk aversion and the strong US dollar continued to weigh on emerging markets. The MSCI ACWI ex USA Investable Market Index dropped 9.69%.
Despite the dismal year, the fourth quarter was a bit of a reprieve for investors with equities retracing a portion of the year-to-date decline. While inflation remained very elevated there were some promising signs. ISM price metrics, regional Fed surveys, import prices, producer prices, pricing plans by small business and PMI backlogs all pointed to an eventual deceleration in inflation over the course of 2023.
See accompanying notes to financial statements.
18

STATE STREET TARGET RETIREMENT 2035 FUND
MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE (UNAUDITED)  (continued)
The market continued to monitor labor dynamics. On the one hand, a tight labor market implies a cushion for domestic consumption. On the other, a tight labor market accentuates the Fed’s current concern that wage inflation could stay stubbornly high over the near-term. The quarter saw very large daily swings in equity prices including large downside moves due to missed earnings. On the upside, equities surged in early November on the back of a downward surprise in the inflation data. Large-cap equities rose with the S&P 500 Index up 7.56% in the final three months of the year. Nine of eleven sectors finished higher with energy stocks once again at the top of the leader board. Nevertheless, over the Reporting Period, the index dropped 18.11%. Small and mid-cap stocks rose 4.85% through the quarter but fell 25.49% through the Reporting Period. Stocks outside the U.S. rebounded sharply. In Europe, the ECB found itself in a belated rush to tighten monetary policy, but the economic data managed to show some resilience. The region also benefited from re-opening effects and mild weather to start its winter. The MSCI ACWI ex USA Investable Market Index rose an impressive 14.15% through the quarter but dropped 16.58% over the Reporting Period.
Fixed Income did not provide the typical ballast to multi-asset portfolios during the stormy conditions of 2022. The close to four-decade downward trend in Treasury yields was broken as rates markets quickly priced in hawkish central guidance. Global central banks (with the notable exception of the Bank of Japan) acted forcefully to push against inflation. Unsurprisingly, fixed income volatility was very elevated through the year. The 10-year U.S. Treasury yield climbed steadily through the first half of the year as the market weighed incoming upside surprises to inflation data. The yield curve (as measured by the spread between the 10-year Treasury yield and the 2-year Treasury yield) inverted half way through the year prompting headlines around impending recession concerns. During the Summer months, speculation grew of a policy pivot amongst monetary officials. However, this was quickly snuffed out by hawkish central bank rhetoric. After touching a high of 4.24% in the third quarter, the 10-year treasury yield started to rally as incoming data suggested inflation was poised to peak and subsequently decelerate. By year-end, futures markets were pricing that the Federal Funds rate would peak in mid-2023 and the Fed would need to start cutting rates in the back half of the year. Unsurprisingly, given the risk-off environment, investment grade credit spreads widened through the first three quarters of the year with Investment grade credit spreads touching 165 basis points, the widest levels since the outbreak of COVID-19. Over the Reporting Period, the Bloomberg U.S. Aggregate Bond Index fell 13.01%. Given the sharp increase in yields, longer duration assets underperformed notably. The Bloomberg Long U.S. Treasury Index declined a staggering 29.26%, while the Bloomberg 3-10 Year U.S. Treasury Index declined 10.5%.
High yield bonds, like other risky assets, underperformed through the first three quarters of the year. On average, lower rated U.S. High yield bonds underperformed with CCC’s down 16.29%. Defaults remained low in 2022. The Bloomberg High Yield Very Liquid Index posted a return of 4.34% for the fourth quarter but dropped 11.88% for the Reporting Period.
The Fund did not invest in derivatives during the Reporting Period.
On an individual security level, there were no positive contributors to the Fund’s performance on an absolute basis during the Reporting Period. The top negative contributors to the Fund’s performance on an absolute basis during the Reporting Period were the State Street Equity 500 Index II Portfolio, the State Street Global Equity ex-U.S. Index Portfolio, and the State Street Small/Mid Cap Equity Index Portfolio.
The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.
See accompanying notes to financial statements.
19

State Street Target Retirement 2035 Fund
Performance Summary (Unaudited)
Comparison of Change in Value of a $10,000 Investment
(Based on Net Asset Value)
Line graph is based on cumulative total return.
Performance as of December 31, 2022
	Total Return One Year Ended December 31, 2022	Average Annual Total Return Five Years Ended December 31, 2022	Total Return Inception Date* to December 31, 2022
State Street Target Retirement 2035 Fund Class I	(18.02%)	4.41%	5.97%
State Street Target Retirement 2035 Fund Class K	(17.89%)	4.62%	6.13%
State Street Target Retirement 2035 Fund Class R3 (a)	(18.30%)	4.10%	5.61%
S&P 500® Index (b)	(18.11%)	9.42%	10.48%
State Street Target Retirement 2035 Composite Index (c)	(17.94%)	4.66%	6.22%
*	Inception date is September 30, 2014.
(a)	Performance shown for the periods prior to the inception of Class R3 shares on February 25, 2022 reflects the historical performance of the fund's Class K shares adjusted to reflect the higher expenses of Class R3 shares, including applicable 12b-1 fees.
(b)	The Standard & Poor’s 500 Composite Stock Price Index (“S&P 500® Index”) is composed of five hundred (500) selected stocks, all of which are listed on national stock exchanges and spans over 25 separate industry groups.
(c)	The State Street Target Retirement 2035 Composite Index consists of several different indexes, and is designed to provide exposure to a variety of asset classes.
Total returns and performance graph information represent past performance and are not indicative of future results, which may be lower or higher than performance data quoted. Investment return and principal value of an investment will fluctuate so that an investor’s share, when redeemed, may be worth more or less than its original cost. The graph and table above do not reflect the deduction of taxes that a shareholder would pay on fund distributions, sales, or the redemption of fund shares.
See accompanying notes to financial statements.
20

State Street Target Retirement 2035 Fund
PORTFOLIO STATISTICS (UNAUDITED)
Asset Allocation as of December 31, 2022 (as a percentage of Net Assets)

% of Net Assets
Domestic Equity	41.9%
International Equity	30.7
Domestic Fixed Income	27.2
Short Term Investments	0.3
Liabilities in Excess of Other Assets	(0.1)
TOTAL	100.0%
See accompanying notes to financial statements.
21

STATE STREET TARGET RETIREMENT 2040 FUND
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE (UNAUDITED)
The State Street Target Retirement 2040 Fund (the “Fund”) seeks capital growth and income over the long term. The Fund’s benchmark is the S&P 500 Index (the “Index”).
For the 12-month period ended December 31, 2022 (the “Reporting Period”), the total return for the Fund’s Class K was –18.40%, and the return for the Index was –18.11%. The total return of the Fund’s secondary benchmark index, the State Street Target Retirement 2040 Composite Index (the “Secondary Index”), was –18.46% for the Reporting Period. The Fund and both the Index and Secondary Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index and Secondary Index are unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns.
The Fund is a “fund of funds” that invests in wide variety of asset classes. During the Reporting Period, the Fund’s diversified investment exposure contributed to its underperformance relative to the Index. The Fund slightly outperformed the composite Secondary Index.
Investors found very little refuge through 2022 with most asset classes ending the year in negative territory. Volatility was the overarching feature of markets throughout the course of the year. Heading into 2022, asset class valuations reached lofty levels following a decade of quantitative easing and most recently, global fiscal largess due to the pandemic. The bill, however, came due for investors as a durable acceleration in inflation resulted in a sudden hawkish shift from global central banks. Due to the unrelenting acceleration in inflation, monetary authorities quickly pivoted, hoping to slow demand and put downward pressure on inflation, ultimately attempting to trade short term-pain and volatility for longer-term stability. Investors were not rewarded for the knee-jerk buy-the-dip mentality that had been reinforced in recent years as any bounces in equities over the course of the year inevitably evaporated. Uncertainty was compounded by the sudden geopolitical tension caused by the Russian invasion of Ukraine as well as China’s response to ongoing COVID-19 outbreaks.
While 2021 was going to be a tough act for risk assets to follow, 2022 did not get off to a promising start. Following a re-opening induced surge in 2021 (US GDP grew at 5.7% year-over-year), economic activity started to decelerate heading into the start of the year. First quarter GDP came in at –1.6% (seasonally adjusted annualize rate). While ostensibly troubling, first quarter growth was less about internal dynamics and more about slowing external demand and a stronger dollar. Much more worrying to the U.S. Federal Reserve (the “Fed") was the continued acceleration of inflation. The headline U.S. Consumer Price Index (CPI) hit 8.5% year-over-year by the end of the first quarter with goods inflation picking up notably. Wage inflation also continued to accelerate with the Employee Cost Index (ECI) reaching 4.5% year-over-year. Global geopolitical uncertainty surged as Russia invaded Ukraine causing a spike in energy prices. Indeed, slowing growth and accelerating inflation made for a dreary monetary policy landscape to start the year. The Fed hiked 25 basis point in March. At that point, the bank of England had already commenced hiking rates, while the European Central Bank and the Bank of Japan maintained a dovish countenance. The S&P 500 Index fell 4.6% over the first three months of the year. The weakness was broad-based with nine out of eleven sectors finishing lower. Energy stocks were a bright spot rising an impressive 39.03%. Unsurprisingly, small and mid-cap stocks performed worse with the Russell Small Cap Completeness index down 9.07%. Outside the U.S., equity markets did not fare much better as China continued its zero-COVID-19 policy. The MSCI ACWI ex USA Investable Market Index fell 5.60%.
Things went from bad to worse in the second quarter as economic data continued to highlight the extent to which global central banks were woefully behind the curve. U.S. CPI surprised notably to the upside in April at 8.3% year-over-year. Further, inflation expectations amongst consumers did not signal a near-term improvement as survey respondents to the University of Michigan consumer sentiment survey expected inflation to still be at an elevated 5.4% year-over-year the following April. In response, the Fed delivered a 50 basis point hike in May followed by a sizable 75 basis point hike in June. The S&P 500 Index plummeted 16.1% over the quarter with all major sectors finishing lower. Small and mid-cap stocks continued to lag, falling 19.96%. Outside of the U.S., the global risk off mood intensified as the Chinese economy continued to decelerate. The CAIXIN China manufacturing Purchasing Manager Index (PMI) dropped into contractionary territory at 46.0 in April, its lowest reading since early 2020. The MSCI ACWI ex USA Investable Market Index fell 14.28%.
The third quarter was a false dawn for equities. Stock markets rallied to start the quarter as investor pessimism reached extreme levels. Economic data in the United States started to surprise marginally to the upside relative to gloomy consensus forecasts. Nevertheless, the contours of the incoming data continued to paint a worrying picture for the Fed. The ISM Manufacturing index continued to weaken with new orders slowing meaningfully. The buffer that consumers had entering the year continued to dwindle with the savings rate dropping to just 2.4% by September. Additionally, the housing market continued to show that a recalibration was afoot given the substantially higher borrowing costs. Hope of an instinctual policy pivot from the Fed given the turbulence of the market quickly faded following hawkish comments from Fed Chair Jerome Powell at the Jackson Hole Symposium in August. Both the inflation and employment data continued to surprise to the upside. Large-cap equities fell with the S&P 500 Index down 4.88% over the quarter. Nine of eleven sectors finished lower. Small and mid-cap stocks performed slightly better falling –2.37%. In Europe, the Eurozone Manufacturing PMI entered contractionary territory. The European Central Bank joined the hawkish chorus of central banks and started to raise rates while also announcing plans for a new anti-fragmentation tool named the Transmission Protection Instrument (TPI). Elsewhere, global risk aversion and the strong US dollar continued to weigh on emerging markets. The MSCI ACWI ex USA Investable Market Index dropped 9.69%.
Despite the dismal year, the fourth quarter was a bit of a reprieve for investors with equities retracing a portion of the year-to-date decline. While inflation remained very elevated there were some promising signs. ISM price metrics, regional Fed surveys, import prices, producer prices, pricing plans by small business and PMI backlogs all pointed to an eventual deceleration in inflation over the course of 2023.
See accompanying notes to financial statements.
22

STATE STREET TARGET RETIREMENT 2040 FUND
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE (UNAUDITED)  (continued)
The market continued to monitor labor dynamics. On the one hand, a tight labor market implies a cushion for domestic consumption. On the other, a tight labor market accentuates the Fed’s current concern that wage inflation could stay stubbornly high over the near-term. The quarter saw very large daily swings in equity prices including large downside moves due to missed earnings. On the upside, equities surged in early November on the back of a downward surprise in the inflation data. Large-cap equities rose with the S&P 500 Index up 7.56% in the final three months of the year. Nine of eleven sectors finished higher with energy stocks once again at the top of the leader board. Nevertheless, over the Reporting Period, the index dropped 18.11%. Small and mid-cap stocks rose 4.85% through the quarter but fell 25.49% through the Reporting Period. Stocks outside the U.S. rebounded sharply. In Europe, the ECB found itself in a belated rush to tighten monetary policy, but the economic data managed to show some resilience. The region also benefited from re-opening effects and mild weather to start its winter. The MSCI ACWI ex USA Investable Market Index rose an impressive 14.15% through the quarter but dropped 16.58% over the Reporting Period.
Fixed Income did not provide the typical ballast to multi-asset portfolios during the stormy conditions of 2022. The close to four-decade downward trend in Treasury yields was broken as rates markets quickly priced in hawkish central guidance. Global central banks (with the notable exception of the Bank of Japan) acted forcefully to push against inflation. Unsurprisingly, fixed income volatility was very elevated through the year. The 10-year U.S. Treasury yield climbed steadily through the first half of the year as the market weighed incoming upside surprises to inflation data. The yield curve (as measured by the spread between the 10-year Treasury yield and the 2-year Treasury yield) inverted halfway through the year prompting headlines around impending recession concerns. During the Summer months, speculation grew of a policy pivot amongst monetary officials. However, this was quickly snuffed out by hawkish central bank rhetoric. After touching a high of 4.24% in the third quarter, the 10-year treasury yield started to rally as incoming data suggested inflation was poised to peak and subsequently decelerate. By year-end, futures markets were pricing that the Federal Funds rate would peak in mid-2023 and the Fed would need to start cutting rates in the back half of the year. Unsurprisingly, given the risk-off environment, investment grade credit spreads widened through the first three quarters of the year with Investment grade credit spreads touching 165 basis points, the widest levels since the outbreak of COVID-19. Over the Reporting Period, the Bloomberg U.S. Aggregate Bond Index fell 13.01%. Given the sharp increase in yields, longer duration assets underperformed notably. The Bloomberg Long U.S. Treasury Index declined a staggering 29.26%, while the Bloomberg 3-10 Year U.S. Treasury Index declined 10.5%.
The Fund did not invest in derivatives during the Reporting Period.
On an individual security level, there were no positive contributors to the Fund’s performance on an absolute basis during the Reporting Period. The top negative contributors to the Fund’s performance on an absolute basis during the Reporting Period were the State Street Equity 500 Index II Portfolio, the State Street Global Equity ex-U.S. Index Portfolio and the State Street Small/Mid Cap Equity Index Portfolio.
The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.
See accompanying notes to financial statements.
23

State Street Target Retirement 2040 Fund
Performance Summary (Unaudited)
Comparison of Change in Value of a $10,000 Investment
(Based on Net Asset Value)
Line graph is based on cumulative total return.
Performance as of December 31, 2022
	Total Return One Year Ended December 31, 2022	Average Annual Total Return Five Years Ended December 31, 2022	Total Return Inception Date* to December 31, 2022
State Street Target Retirement 2040 Fund Class I	(18.51%)	4.51%	6.15%
State Street Target Retirement 2040 Fund Class K	(18.40%)	4.80%	6.35%
State Street Target Retirement 2040 Fund Class R3 (a)	(18.81%)	4.28%	5.82%
S&P 500® Index (b)	(18.11%)	9.42%	10.48%
State Street Target Retirement 2040 Composite Index (c)	(18.22%)	4.90%	6.49%
*	Inception date is September 30, 2014.
(a)	Performance shown for the periods prior to the inception of Class R3 shares on February 25, 2022 reflects the historical performance of the fund's Class K shares adjusted to reflect the higher expenses of Class R3 shares, including applicable 12b-1 fees.
(b)	The Standard & Poor’s 500 Composite Stock Price Index (“S&P 500® Index”) is composed of five hundred (500) selected stocks, all of which are listed on national stock exchanges and spans over 25 separate industry groups.
(c)	The State Street Target Retirement 2040 Composite Index consists of several different indexes, and is designed to provide exposure to a variety of asset classes.
Total returns and performance graph information represent past performance and are not indicative of future results, which may be lower or higher than performance data quoted. Investment return and principal value of an investment will fluctuate so that an investor’s share, when redeemed, may be worth more or less than its original cost. The graph and table above do not reflect the deduction of taxes that a shareholder would pay on fund distributions, sales, or the redemption of fund shares.
See accompanying notes to financial statements.
24

State Street Target Retirement 2040 Fund
PORTFOLIO STATISTICS (UNAUDITED)
Asset Allocation as of December 31, 2022 (as a percentage of Net Assets)

% of Net Assets
Domestic Equity	46.3%
International Equity	33.9
Domestic Fixed Income	19.7
Short Term Investments	0.8
Liabilities in Excess of Other Assets	(0.7)
TOTAL	100.0%
See accompanying notes to financial statements.
25

STATE STREET TARGET RETIREMENT 2045 FUND
MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE (UNAUDITED)
The State Street Target Retirement 2045 Fund (the “Fund”) seeks capital growth and income over the long term. The Fund’s benchmark is the S&P 500 Index (the “Index”).
For the 12-month period ended December 31, 2022 (the “Reporting Period”), the total return for the Fund’s Class K was –18.75%, and the Index was –18.11%. The total return of the Fund’s secondary benchmark index, the State Street Target Retirement 2045 Composite Index (the “Secondary Index”), was –18.86% for the Reporting Period. The Fund and both the Index and Secondary Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index and Secondary Index are unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns.
The Fund is a “fund of funds” that invests in wide variety of asset classes. During the Reporting Period, the Fund’s diversified investment exposure contributed to its underperformance relative to the Index. The Fund slightly outperformed the composite Secondary Index
Investors found very little refuge through 2022 with most asset classes ending the year in negative territory. Volatility was the overarching feature of markets throughout the course of the year. Heading into 2022, asset class valuations reached lofty levels following a decade of quantitative easing and most recently, global fiscal largess due to the pandemic. The bill, however, came due for investors as a durable acceleration in inflation resulted in a sudden hawkish shift from global central banks. Due to the unrelenting acceleration in inflation, monetary authorities quickly pivoted, hoping to slow demand and put downward pressure on inflation, ultimately attempting to trade short term-pain and volatility for longer-term stability. Investors were not rewarded for the knee-jerk buy-the-dip mentality that had been reinforced in recent years as any bounces in equities over the course of the year inevitably evaporated. Uncertainty was compounded by the sudden geopolitical tension caused by the Russian invasion of Ukraine as well as China’s response to ongoing COVID-19  outbreaks.
While 2021 was going to be a tough act for risk assets to follow, 2022 did not get off to a promising start. Following a re-opening induced surge in 2021 (US GDP grew at 5.7% year-over-year), economic activity started to decelerate heading into the start of the year. First quarter GDP came in at –1.6% (seasonally adjusted annualize rate). While ostensibly troubling, first quarter growth was less about internal dynamics and more about slowing external demand and a stronger dollar. Much more worrying to the U.S. Federal Reserve (the “Fed") was the continued acceleration of inflation. The headline U.S. Consumer Price Index (CPI) hit 8.5% year-over-year by the end of the first quarter with goods inflation picking up notably. Wage inflation also continued to accelerate with the Employee Cost Index (ECI) reaching 4.5% year-over-year. Global geopolitical uncertainty surged as Russia invaded Ukraine causing a spike in energy prices. Indeed, slowing growth and accelerating inflation made for a dreary monetary policy landscape to start the year. The Fed hiked 25 basis point in March. At that point, the bank of England had already commenced hiking rates, while the European Central Bank and the Bank of Japan maintained a dovish countenance. The S&P 500 Index fell 4.6% over the first three months of the year. The weakness was broad-based with nine out of eleven sectors finishing lower. Energy stocks were a bright spot rising an impressive 39.03%. Unsurprisingly, small and mid-cap stocks performed worse with the Russell Small Cap Completeness index down 9.07%. Outside the U.S., equity markets did not fare much better as China continued its zero-COVID-19 policy. The MSCI ACWI ex USA Investable Market Index fell 5.60%.
Things went from bad to worse in the second quarter as economic data continued to highlight the extent to which global central banks were woefully behind the curve. U.S. CPI surprised notably to the upside in April at 8.3% year-over-year. Further, inflation expectations amongst consumers did not signal a near-term improvement as survey respondents to the University of Michigan consumer sentiment survey expected inflation to still be at an elevated 5.4% year-over-year the following April. In response, the Fed delivered a 50 basis point hike in May followed by a sizable 75 basis point hike in June. The S&P 500 Index plummeted 16.1% over the quarter with all major sectors finishing lower. Small and mid-cap stocks continued to lag, falling 19.96%. Outside of the U.S., the global risk off mood intensified as the Chinese economy continued to decelerate. The CAIXIN China manufacturing Purchasing Manager Index (PMI) dropped into contractionary territory at 46.0 in April, its lowest reading since early 2020. The MSCI ACWI ex USA Investable Market Index fell 14.28%.
The third quarter was a false dawn for equities. Stock markets rallied to start the quarter as investor pessimism reached extreme levels. Economic data in the United States started to surprise marginally to the upside relative to gloomy consensus forecasts. Nevertheless, the contours of the incoming data continued to paint a worrying picture for the Fed. The ISM Manufacturing index continued to weaken with new orders slowing meaningfully. The buffer that consumers had entering the year continued to dwindle with the savings rate dropping to just 2.4% by September. Additionally, the housing market continued to show that a recalibration was afoot given the substantially higher borrowing costs. Hope of an instinctual policy pivot from the Fed given the turbulence of the market quickly faded following hawkish comments from Fed Chair Jerome Powell at the Jackson Hole Symposium in August. Both the inflation and employment data continued to surprise to the upside. Large-cap equities fell with the S&P 500 Index down 4.88% over the quarter. Nine of eleven sectors finished lower. Small and mid-cap stocks performed slightly better falling –2.37%. In Europe, the Eurozone Manufacturing PMI entered contractionary territory. The European Central Bank joined the hawkish chorus of central banks and started to raise rates while also announcing plans for a new anti-fragmentation tool named the Transmission Protection Instrument (TPI). Elsewhere, global risk aversion and the strong US dollar continued to weigh on emerging markets. The MSCI ACWI ex USA Investable Market Index dropped 9.69%.
Despite the dismal year, the fourth quarter was a bit of a reprieve for investors with equities retracing a portion of the year to date decline. While inflation remained very elevated there were some promising signs. ISM price metrics, regional Fed surveys, import prices, producer prices, pricing plans by small business and PMI backlogs all pointed to an eventual deceleration in inflation over the course of 2023.
See accompanying notes to financial statements.
26

STATE STREET TARGET RETIREMENT 2045 FUND
MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE (UNAUDITED)  (continued)
The market continued to monitor labor dynamics. On the one hand, a tight labor market implies a cushion for domestic consumption. On the other, a tight labor market accentuates the Fed’s current concern that wage inflation could stay stubbornly high over the near-term. The quarter saw very large daily swings in equity prices including large downside moves due to missed earnings. On the upside, equities surged in early November on the back of a downward surprise in the inflation data. Large-cap equities rose with the S&P 500 Index up 7.56% in the final three months of the year. Nine of eleven sectors finished higher with energy stocks once again at the top of the leader board. Nevertheless, over the Reporting Period, the index dropped 18.11%. Small and mid-cap stocks rose 4.85% through the quarter but fell 25.49% through the Reporting Period. Stocks outside the U.S. rebounded sharply. In Europe, the ECB found itself in a belated rush to tighten monetary policy, but the economic data managed to show some resilience. The region also benefited from re-opening effects and mild weather to start its winter. The MSCI ACWI ex USA Investable Market Index rose an impressive 14.15% through the quarter but dropped 16.58% over the Reporting Period.
Fixed Income did not provide the typical ballast to multi-asset portfolios during the stormy conditions of 2022. The close to four-decade downward trend in Treasury yields was broken as rates markets quickly priced in hawkish central guidance. Global central banks (with the notable exception of the Bank of Japan) acted forcefully to push against inflation. Unsurprisingly, fixed income volatility was very elevated through the year. The 10-year U.S. Treasury yield climbed steadily through the first half of the year as the market weighed incoming upside surprises to inflation data. The yield curve (as measured by the spread between the 10-year Treasury yield and the 2-year Treasury yield) inverted halfway through the year prompting headlines around impending recession concerns. During the Summer months, speculation grew of a policy pivot amongst monetary officials. However, this was quickly snuffed out by hawkish central bank rhetoric. After touching a high of 4.24% in the third quarter, the 10-year treasury yield started to rally as incoming data suggested inflation was poised to peak and subsequently decelerate. By year-end, futures markets were pricing that the Federal Funds rate would peak in mid-2023 and the Fed would need to start cutting rates in the back half of the year. Unsurprisingly, given the risk-off environment, investment grade credit spreads widened through the first three quarters of the year with Investment grade credit spreads touching 165 basis points, the widest levels since the outbreak of COVID-19. Over the Reporting Period, the Bloomberg U.S. Aggregate Bond Index fell 13.01%. Given the sharp increase in yields, longer duration assets underperformed notably. The Bloomberg Long U.S. Treasury Index declined a staggering 29.26%, while the Bloomberg 3-10 Year U.S. Treasury Index declined 10.5%.
The Fund did not invest in derivatives during the Reporting Period.
On an individual security level, there were no positive contributors to the Fund’s performance on an absolute basis during the Reporting Period. The top negative contributors to the Fund’s performance on an absolute basis during the Reporting Period were the State Street Equity 500 Index II Portfolio, the State Street Global Equity ex-U.S. Index Portfolio and the State Street Small/Mid Cap Equity Index Portfolio.
The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.
See accompanying notes to financial statements.
27

State Street Target Retirement 2045 Fund
Performance Summary (Unaudited)
Comparison of Change in Value of a $10,000 Investment
(Based on Net Asset Value)
Line graph is based on cumulative total return.
Performance as of December 31, 2022
	Total Return One Year Ended December 31, 2022	Average Annual Total Return Five Years Ended December 31, 2022	Total Return Inception Date* to December 31, 2022
State Street Target Retirement 2045 Fund Class I	(18.93%)	4.77%	6.42%
State Street Target Retirement 2045 Fund Class K	(18.75%)	4.97%	6.55%
State Street Target Retirement 2045 Fund Class R3 (a)	(19.16%)	4.45%	6.02%
S&P 500® Index (b)	(18.11%)	9.42%	10.48%
State Street Target Retirement 2045 Composite Index (c)	(18.86%)	5.00%	6.67%
*	Inception date is September 30, 2014.
(a)	Performance shown for the periods prior to the inception of Class R3 shares on February 11, 2022 reflects the historical performance of the fund's Class K shares adjusted to reflect the higher expenses of Class R3 shares, including applicable 12b-1 fees.
(b)	The Standard & Poor’s 500 Composite Stock Price Index (“S&P 500® Index”) is composed of five hundred (500) selected stocks, all of which are listed on national stock exchanges and spans over 25 separate industry groups.
(c)	The State Street Target Retirement 2045 Composite Index consists of several different indexes, and is designed to provide exposure to a variety of asset classes.
Total returns and performance graph information represent past performance and are not indicative of future results, which may be lower or higher than performance data quoted. Investment return and principal value of an investment will fluctuate so that an investor’s share, when redeemed, may be worth more or less than its original cost. The graph and table above do not reflect the deduction of taxes that a shareholder would pay on fund distributions, sales, or the redemption of fund shares.
See accompanying notes to financial statements.
28

State Street Target Retirement 2045 Fund
PORTFOLIO STATISTICS (UNAUDITED)
Asset Allocation as of December 31, 2022 (as a percentage of Net Assets)

% of Net Assets
Domestic Equity	49.1%
International Equity	36.0
Domestic Fixed Income	14.7
Short Term Investments	0.7
Liabilities in Excess of Other Assets	(0.5)
TOTAL	100.0%
See accompanying notes to financial statements.
29

STATE STREET TARGET RETIREMENT 2050 FUND
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE (UNAUDITED)
The State Street Target Retirement 2050 Fund (the “Fund”) seeks capital growth and income over the long term. The Fund’s benchmark is the S&P 500 Index (the “Index”).
For the 12-month period ended December 31, 2022 (the “Reporting Period”), the total return for the Fund’s Class K was –19.10%, and the Index was –18.11%. The total return of the Fund’s secondary benchmark index, the State Street Target Retirement 2050 Composite Index (the “Secondary Index”), was –19.19% for the Reporting Period. The Fund and both the Index and Secondary Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index and Secondary Index are unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns.
The Fund is a “fund of funds” that invests in wide variety of asset classes. During the Reporting Period, the Fund’s diversified investment exposure contributed to its underperformance relative to the Index. The Fund slightly outperformed the composite Secondary Index.
Investors found very little refuge through 2022 with most asset classes ending the year in negative territory. Volatility was the overarching feature of markets throughout the course of the year. Heading into 2022, asset class valuations reached lofty levels following a decade of quantitative easing and most recently, global fiscal largess due to the pandemic. The bill, however, came due for investors as a durable acceleration in inflation resulted in a sudden hawkish shift from global central banks. Due to the unrelenting acceleration in inflation, monetary authorities quickly pivoted, hoping to slow demand and put downward pressure on inflation, ultimately attempting to trade short term-pain and volatility for longer-term stability. Investors were not rewarded for the knee-jerk buy-the-dip mentality that had been reinforced in recent years as any bounces in equities over the course of the year inevitably evaporated. Uncertainty was compounded by the sudden geopolitical tension caused by the Russian invasion of Ukraine as well as China’s response to ongoing COVID-19 outbreaks.
While 2021 was going to be a tough act for risk assets to follow, 2022 did not get off to a promising start. Following a re-opening induced surge in 2021 (US GDP grew at 5.7% year-over-year), economic activity started to decelerate heading into the start of the year. First quarter GDP came in at –1.6% (seasonally adjusted annualize rate). While ostensibly troubling, first quarter growth was less about internal dynamics and more about slowing external demand and a stronger dollar. Much more worrying to the U.S. Federal Reserve (the “Fed") was the continued acceleration of inflation. The headline U.S. Consumer Price Index (CPI) hit 8.5% year-over-year by the end of the first quarter with goods inflation picking up notably. Wage inflation also continued to accelerate with the Employee Cost Index (ECI) reaching 4.5% year-over-year. Global geopolitical uncertainty surged as Russia invaded Ukraine causing a spike in energy prices. Indeed, slowing growth and accelerating inflation made for a dreary monetary policy landscape to start the year. The Fed hiked 25 basis point in March. At that point, the bank of England had already commenced hiking rates, while the European Central Bank and the Bank of Japan maintained a dovish countenance. The S&P 500 Index fell 4.6% over the first three months of the year. The weakness was broad-based with nine out of eleven sectors finishing lower. Energy stocks were a bright spot rising an impressive 39.03%. Unsurprisingly, small and mid-cap stocks performed worse with the Russell Small Cap Completeness index down 9.07%. Outside the U.S., equity markets did not fare much better as China continued its zero-COVID-19 policy. The MSCI ACWI ex USA Investable Market Index fell 5.60%.
Things went from bad to worse in the second quarter as economic data continued to highlight the extent to which global central banks were woefully behind the curve. U.S. CPI surprised notably to the upside in April at 8.3% year-over-year. Further, inflation expectations amongst consumers did not signal a near-term improvement as survey respondents to the University of Michigan consumer sentiment survey expected inflation to still be at an elevated 5.4% year-over-year the following April. In response, the Fed delivered a 50 basis point hike in May followed by a sizable 75 basis point hike in June. The S&P 500 Index plummeted 16.1% over the quarter with all major sectors finishing lower. Small and mid-cap stocks continued to lag, falling 19.96%. Outside of the U.S., the global risk off mood intensified as the Chinese economy continued to decelerate. The CAIXIN China manufacturing Purchasing Manager Index (PMI) dropped into contractionary territory at 46.0 in April, its lowest reading since early 2020. The MSCI ACWI ex USA Investable Market Index fell 14.28%.
The third quarter was a false dawn for equities. Stock markets rallied to start the quarter as investor pessimism reached extreme levels. Economic data in the United States started to surprise marginally to the upside relative to gloomy consensus forecasts. Nevertheless, the contours of the incoming data continued to paint a worrying picture for the Fed. The ISM Manufacturing index continued to weaken with new orders slowing meaningfully. The buffer that consumers had entering the year continued to dwindle with the savings rate dropping to just 2.4% by September. Additionally, the housing market continued to show that a recalibration was afoot given the substantially higher borrowing costs. Hope of an instinctual policy pivot from the Fed given the turbulence of the market quickly faded following hawkish comments from Fed Chair Jerome Powell at the Jackson Hole Symposium in August. Both the inflation and employment data continued to surprise to the upside. Large-cap equities fell with the S&P 500 Index down 4.88% over the quarter. Nine of eleven sectors finished lower. Small and mid-cap stocks performed slightly better falling –2.37%. In Europe, the Eurozone Manufacturing PMI entered contractionary territory. The European Central Bank joined the hawkish chorus of central banks and started to raise rates while also announcing plans for a new anti-fragmentation tool named the Transmission Protection Instrument (TPI). Elsewhere, global risk aversion and the strong US dollar continued to weigh on emerging markets. The MSCI ACWI ex USA Investable Market Index dropped 9.69%.
Despite the dismal year, the fourth quarter was a bit of a reprieve for investors with equities retracing a portion of the year to date decline. While inflation remained very elevated there were some promising signs. ISM price metrics, regional Fed surveys, import prices, producer prices, pricing plans by small business and PMI backlogs all pointed to an eventual deceleration in inflation over the course of 2023.
See accompanying notes to financial statements.
30

STATE STREET TARGET RETIREMENT 2050 FUND
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE (UNAUDITED)  (continued)
The market continued to monitor labor dynamics. On the one hand, a tight labor market implies a cushion for domestic consumption. On the other, a tight labor market accentuates the Fed’s current concern that wage inflation could stay stubbornly high over the near-term. The quarter saw very large daily swings in equity prices including large downside moves due to missed earnings. On the upside, equities surged in early November on the back of a downward surprise in the inflation data. Large-cap equities rose with the S&P 500 Index up 7.56% in the final three months of the year. Nine of eleven sectors finished higher with energy stocks once again at the top of the leader board. Nevertheless, over the Reporting Period, the index dropped 18.11%. Small and mid-cap stocks rose 4.85% through the quarter but fell 25.49% through the Reporting Period. Stocks outside the U.S. rebounded sharply. In Europe, the ECB found itself in a belated rush to tighten monetary policy, but the economic data managed to show some resilience. The region also benefited from re-opening effects and mild weather to start its winter. The MSCI ACWI ex USA Investable Market Index rose an impressive 14.15% through the quarter but dropped 16.58% over the Reporting Period.
Fixed Income did not provide the typical ballast to multi-asset portfolios during the stormy conditions of 2022. The close to four-decade downward trend in Treasury yields was broken as rates markets quickly priced in hawkish central guidance. Global central banks (with the notable exception of the Bank of Japan) acted forcefully to push against inflation. Unsurprisingly, fixed income volatility was very elevated through the year. The 10-year U.S. Treasury yield climbed steadily through the first half of the year as the market weighed incoming upside surprises to inflation data. The yield curve (as measured by the spread between the 10-year Treasury yield and the 2-year Treasury yield) inverted half way through the year prompting headlines around impending recession concerns. During the Summer months, speculation grew of a policy pivot amongst monetary officials. However, this was quickly snuffed out by hawkish central bank rhetoric. After touching a high of 4.24% in the third quarter, the 10-year treasury yield started to rally as incoming data suggested inflation was poised to peak and subsequently decelerate. By year end, futures markets were pricing that the Federal Funds rate would peak in mid-2023 and the Fed would need to start cutting rates in the back half of the year. Unsurprisingly, given the risk-off environment, investment grade credit spreads widened through the first three quarters of the year with Investment grade credit spreads touching 165 basis points, the widest levels since the outbreak of COVID-19. Given the sharp increase in yields, longer duration assets underperformed notably. The Bloomberg Long U.S. Treasury Index declined a staggering 29.26%, while the Bloomberg 3-10 Year U.S. Treasury Index declined 10.5%.
The Fund did not invest in derivatives during the Reporting Period.
On an individual security level, there were no positive contributors on an absolute basis during the Reporting Period. The top negative contributors to the Fund’s performance on an absolute basis during the Reporting Period were the State Street Equity 500 Index II Portfolio, State Street Global Equity ex-U.S. Index Portfolio and the State Street Small/Mid Cap Equity Index Portfolio.
The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.
See accompanying notes to financial statements.
31

State Street Target Retirement 2050 Fund
Performance Summary (Unaudited)
Comparison of Change in Value of a $10,000 Investment
(Based on Net Asset Value)
Line graph is based on cumulative total return.
Performance as of December 31, 2022
	Total Return One Year Ended December 31, 2022	Average Annual Total Return Five Years Ended December 31, 2022	Total Return Inception Date* to December 31, 2022
State Street Target Retirement 2050 Fund Class I	(19.19%)	4.79%	6.40%
State Street Target Retirement 2050 Fund Class K	(19.10%)	5.08%	6.58%
State Street Target Retirement 2050 Fund Class R3 (a)	(19.56%)	4.54%	6.04%
S&P 500® Index (b)	(18.11%)	9.42%	10.48%
State Street Target Retirement 2050 Composite Index (c)	(19.19%)	5.09%	6.73%
*	Inception date is September 30, 2014.
(a)	Performance shown for the periods prior to the inception of Class R3 shares on February 25, 2022 reflects the historical performance of the fund's Class K shares adjusted to reflect the higher expenses of Class R3 shares, including applicable 12b-1 fees.
(b)	The Standard & Poor’s 500 Composite Stock Price Index (“S&P 500® Index”) is composed of five hundred (500) selected stocks, all of which are listed on national stock exchanges and spans over 25 separate industry groups.
(c)	The State Street Target Retirement 2050 Composite Index consists of several different indexes, and is designed to provide exposure to a variety of asset classes.
Total returns and performance graph information represent past performance and are not indicative of future results, which may be lower or higher than performance data quoted. Investment return and principal value of an investment will fluctuate so that an investor’s share, when redeemed, may be worth more or less than its original cost. The graph and table above do not reflect the deduction of taxes that a shareholder would pay on fund distributions, sales, or the redemption of fund shares.
See accompanying notes to financial statements.
32

State Street Target Retirement 2050 Fund
PORTFOLIO STATISTICS (UNAUDITED)
Asset Allocation as of December 31, 2022 (as a percentage of Net Assets)

% of Net Assets
Domestic Equity	52.0%
International Equity	38.1
Domestic Fixed Income	9.7
Short Term Investments	0.4
Liabilities in Excess of Other Assets	(0.2)
TOTAL	100.0%
See accompanying notes to financial statements.
33

STATE STREET TARGET RETIREMENT 2055 FUND
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE (UNAUDITED)
The State Street Target Retirement 2055 Fund (the “Fund”) seeks capital growth and income over the long term. The Fund’s benchmark is the S&P 500 Index (the “Index”).
For the 12-month period ended December 31, 2022 (the “Reporting Period”), the total return for the Fund’s Class K was –19.09% and the Index was –18.11%. The total return of the Fund’s secondary benchmark index, the State Street Target Retirement 2055 Composite Index (the “Secondary Index”), was –19.19% for the Reporting Period. The Fund and both the Index and Secondary Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index and Secondary Index are unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns.
The Fund is a “fund of funds” that invests in wide variety of asset classes. During the Reporting Period, the Fund’s diversified investment exposure contributed to its underperformance relative to the Index. The Fund slightly outperformed the composite Secondary Index.
Investors found very little refuge through 2022 with most asset classes ending the year in negative territory. Volatility was the overarching feature of markets throughout the course of the year. Heading into 2022, asset class valuations reached lofty levels following a decade of quantitative easing and most recently, global fiscal largess due to the pandemic. The bill, however, came due for investors as a durable acceleration in inflation resulted in a sudden hawkish shift from global central banks. Due to the unrelenting acceleration in inflation, monetary authorities quickly pivoted, hoping to slow demand and put downward pressure on inflation, ultimately attempting to trade short term-pain and volatility for longer-term stability. Investors were not rewarded for the knee-jerk buy-the-dip mentality that had been reinforced in recent years as any bounces in equities over the course of the year inevitably evaporated. Uncertainty was compounded by the sudden geopolitical tension caused by the Russian invasion of Ukraine as well as China’s response to ongoing COVID-19 outbreaks.
While 2021 was going to be a tough act for risk assets to follow, 2022 did not get off to a promising start. Following a re-opening induced surge in 2021 (US GDP grew at 5.7% year-over-year), economic activity started to decelerate heading into the start of the year. First quarter GDP came in at –1.6% (seasonally adjusted annualize rate). While ostensibly troubling, first quarter growth was less about internal dynamics and more about slowing external demand and a stronger dollar. Much more worrying to the U.S. Federal Reserve (the “Fed") was the continued acceleration of inflation. The headline U.S. Consumer Price Index (CPI) hit 8.5% year-over-year by the end of the first quarter with goods inflation picking up notably. Wage inflation also continued to accelerate with the Employee Cost Index (ECI) reaching 4.5% year-over-year. Global geopolitical uncertainty surged as Russia invaded Ukraine causing a spike in energy prices. Indeed, slowing growth and accelerating inflation made for a dreary monetary policy landscape to start the year. The Fed hiked 25 basis point in March. At that point, the bank of England had already commenced hiking rates, while the European Central Bank and the Bank of Japan maintained a dovish countenance. The S&P 500 Index fell 4.6% over the first three months of the year. The weakness was broad-based with nine out of eleven sectors finishing lower. Energy stocks were a bright spot rising an impressive 39.03%. Unsurprisingly, small and mid-cap stocks performed worse with the Russell Small Cap Completeness index down 9.07%. Outside the US, equity markets did not fare much better as China continued its zero-COVID-19 policy. The MSCI ACWI ex USA Investable Market Index fell 5.60%.
Things went from bad to worse in the second quarter as economic data continued to highlight the extent to which global central banks were woefully behind the curve. U.S. CPI surprised notably to the upside in April at 8.3% year-over-year. Further, inflation expectations amongst consumers did not signal a near-term improvement as survey respondents to the University of Michigan consumer sentiment survey expected inflation to still be at an elevated 5.4% year-over-year the following April. In response, the Fed delivered a 50 basis point hike in May followed by a sizable 75 basis point hike in June. The S&P 500 Index plummeted 16.1% over the quarter with all major sectors finishing lower. Small and mid-cap stocks continued to lag, falling 19.96%. Outside of the U.S., the global risk off mood intensified as the Chinese economy continued to decelerate. The CAIXIN China manufacturing Purchasing Manager Index (PMI) dropped into contractionary territory at 46.0 in April, its lowest reading since early 2020. The MSCI ACWI ex USA Investable Market Index fell 14.28%.
The third quarter was a false dawn for equities. Stock markets rallied to start the quarter as investor pessimism reached extreme levels. Economic data in the United States started to surprise marginally to the upside relative to gloomy consensus forecasts. Nevertheless, the contours of the incoming data continued to paint a worrying picture for the Fed. The ISM Manufacturing index continued to weaken with new orders slowing meaningfully. The buffer that consumers had entering the year continued to dwindle with the savings rate dropping to just 2.4% by September. Additionally, the housing market continued to show that a recalibration was afoot given the substantially higher borrowing costs. Hope of an instinctual policy pivot from the Fed given the turbulence of the market quickly faded following hawkish comments from Fed Chair Jerome Powell at the Jackson Hole Symposium in August. Both the inflation and employment data continued to surprise to the upside. Large-cap equities fell with the S&P 500 Index down 4.88% over the quarter. Nine of eleven sectors finished lower. Small and mid-cap stocks performed slightly better falling –2.37%. In Europe, the Eurozone Manufacturing PMI entered contractionary territory. The European Central Bank joined the hawkish chorus of central banks and started to raise rates while also announcing plans for a new anti-fragmentation tool named the Transmission Protection Instrument (TPI). Elsewhere, global risk aversion and the strong US dollar continued to weigh on emerging markets. The MSCI ACWI ex USA Investable Market Index dropped 9.69%.
Despite the dismal year, the fourth quarter was a bit of a reprieve for investors with equities retracing a portion of year to date decline. While inflation remained very elevated there were some promising signs. ISM price metrics, regional Fed surveys, import prices, producer prices, pricing plans by small business and PMI backlogs all pointed to an eventual deceleration in inflation over the course of 2023.
See accompanying notes to financial statements.
34

STATE STREET TARGET RETIREMENT 2055 FUND
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE (UNAUDITED)  (continued)
The market continued to monitor labor dynamics. On the one hand, a tight labor market implies a cushion for domestic consumption. On the other, a tight labor market accentuates the Fed’s current concern that wage inflation could stay stubbornly high over the near-term. The quarter saw very large daily swings in equity prices including large downside moves due to missed earnings. On the upside, equities surged in early November on the back of a downward surprise in the inflation data. Large-cap equities rose with the S&P 500 Index up 7.56% in the final three months of the year. Nine of eleven sectors finished higher with energy stocks once again at the top of the leader board. Nevertheless, over the Reporting Period, the index dropped 18.11%. Small and mid-cap stocks rose 4.85% through the quarter but fell 25.49% through the Reporting Period. Stocks outside the U.S. rebounded sharply. In Europe, the ECB found itself in a belated rush to tighten monetary policy, but the economic data managed to show some resilience. The region also benefited from re-opening effects and mild weather to start its winter. The MSCI ACWI ex USA Investable Market Index rose an impressive 14.15% through the quarter but dropped 16.58% over the Reporting Period.
Fixed Income did not provide the typical ballast to multi-asset portfolios during the stormy conditions of 2022. The close to four-decade downward trend in Treasury yields was broken as rates markets quickly priced in hawkish central guidance. Global central banks (with the notable exception of the Bank of Japan) acted forcefully to push against inflation. Unsurprisingly, fixed income volatility was very elevated through the year. The 10-year U.S. Treasury yield climbed steadily through the first half of the year as the market weighed incoming upside surprises to inflation data. The yield curve (as measured by the spread between the 10-year Treasury yield and the 2-year Treasury yield) inverted half way through the year prompting headlines around impending recession concerns. During the Summer months, speculation grew of a policy pivot amongst monetary officials. However, this was quickly snuffed out by hawkish central bank rhetoric. After touching a high of 4.24% in the third quarter, the 10-year treasury yield started to rally as incoming data suggested inflation was poised to peak and subsequently decelerate. By year-end, futures markets were pricing that the Federal Funds rate would peak in mid-2023 and the Fed would need to start cutting rates in the back half of the year. Unsurprisingly, given the risk-off environment, investment grade credit spreads widened through the first three quarters of the year with Investment grade credit spreads touching 165 basis points, the widest levels since the outbreak of COVID-19. Given the sharp increase in yields, longer duration assets underperformed notably. The Bloomberg Long U.S. Treasury Index declined a staggering 29.26%, while the Bloomberg 3-10 Year U.S. Treasury Index declined 10.5%.
The Fund did not invest in derivatives during the Reporting Period.
On an individual security level, there were no positive contributors to the Fund’s performance on an absolute basis during the Reporting Period. The top negative contributors to the Fund’s performance on an absolute basis during the Reporting Period were the State Street Equity 500 Index II Portfolio, the State Street Global Equity ex-U.S. Index Portfolio and the State Street Small/Mid Cap Equity Index Portfolio.
The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.
See accompanying notes to financial statements.
35

State Street Target Retirement 2055 Fund
Performance Summary (Unaudited)
Comparison of Change in Value of a $10,000 Investment
(Based on Net Asset Value)
Line graph is based on cumulative total return.
Performance as of December 31, 2022
	Total Return One Year Ended December 31, 2022	Average Annual Total Return Five Years Ended December 31, 2022	Total Return Inception Date* to December 31, 2022
State Street Target Retirement 2055 Fund Class I	(19.23%)	4.84%	6.45%
State Street Target Retirement 2055 Fund Class K	(19.09%)	5.07%	6.58%
State Street Target Retirement 2055 Fund Class R3 (a)	(19.50%)	4.54%	6.05%
S&P 500® Index (b)	(18.11%)	9.42%	10.48%
State Street Target Retirement 2055 Composite Index (c)	(19.19%)	5.09%	6.73%
*	Inception date is September 30, 2014.
(a)	Performance shown for the periods prior to the inception of Class R3 shares on February 11, 2022 reflects the historical performance of the fund's Class K shares adjusted to reflect the higher expenses of Class R3 shares, including applicable 12b-1 fees.
(b)	The Standard & Poor’s 500 Composite Stock Price Index (“S&P 500® Index”) is composed of five hundred (500) selected stocks, all of which are listed on national stock exchanges and spans over 25 separate industry groups.
(c)	The State Street Target Retirement 2055 Composite Index consists of several different indexes, and is designed to provide exposure to a variety of asset classes.
Total returns and performance graph information represent past performance and are not indicative of future results, which may be lower or higher than performance data quoted. Investment return and principal value of an investment will fluctuate so that an investor’s share, when redeemed, may be worth more or less than its original cost. The graph and table above do not reflect the deduction of taxes that a shareholder would pay on fund distributions, sales, or the redemption of fund shares.
See accompanying notes to financial statements.
36

State Street Target Retirement 2055 Fund
PORTFOLIO STATISTICS (UNAUDITED)
Asset Allocation as of December 31, 2022 (as a percentage of Net Assets)

% of Net Assets
Domestic Equity	51.9%
International Equity	38.1
Domestic Fixed Income	9.7
Short Term Investments	0.4
Liabilities in Excess of Other Assets	(0.1)
TOTAL	100.0%
See accompanying notes to financial statements.
37

STATE STREET TARGET RETIREMENT 2060 FUND
MANAGMENT'S DISCUSSION OF FUND PERFORMANCE (UNAUDITED)
The State Street Target Retirement 2060 Fund (the “Fund”) seeks capital growth and income over the long term. The Fund’s benchmark is the S&P 500 Index (the “Index”).
For the 12-month period ended December 31, 2022 (the “Reporting Period”), the total return for the Fund’s Class K was –19.08%, and the Index was –18.11%. The total return of the Fund’s secondary benchmark index, the State Street Target Retirement 2060 Composite Index (the “Secondary Index”), was –19.19% for the Reporting Period. The Fund and both the Index and Secondary Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index and Secondary Index are unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns.
The Fund is a “fund of funds” that invests in wide variety of asset classes. During the Reporting Period, the Fund’s diversified investment exposure contributed to its underperformance relative to the Index. The Fund slightly outperformed the composite Secondary Index.
Investors found very little refuge through 2022 with most asset classes ending the year in negative territory. Volatility was the overarching feature of markets throughout the course of the year. Heading into 2022, asset class valuations reached lofty levels following a decade of quantitative easing and most recently, global fiscal largess due to the pandemic. The bill, however, came due for investors as a durable acceleration in inflation resulted in a sudden hawkish shift from global central banks. Due to the unrelenting acceleration in inflation, monetary authorities quickly pivoted, hoping to slow demand and put downward pressure on inflation, ultimately attempting to trade short term-pain and volatility for longer-term stability. Investors were not rewarded for the knee-jerk buy the dip mentality that had been reinforced in recent years as any bounces in equities over the course of the year inevitably evaporated. Uncertainty was compounded by the sudden geopolitical tension caused by the Russian invasion of Ukraine as well as China’s response to ongoing COVID-19 outbreaks.
While 2021 was going to be a tough act for risk assets to follow, 2022 did not get off to a promising start. Following a re-opening induced surge in 2021 (US GDP grew at 5.7% year-over-year), economic activity started to decelerate heading into the start of the year. First quarter GDP came in at –1.6% (seasonally adjusted annualize rate). While ostensibly troubling, first quarter growth was less about internal dynamics and more about slowing external demand and a stronger dollar. Much more worrying to the U.S. Federal Reserve (the “Fed") was the continued acceleration of inflation. The headline U.S. Consumer Price Index (CPI) hit 8.5% year-over-year by the end of the first quarter with goods inflation picking up notably. Wage inflation also continued to accelerate with the Employee Cost Index (ECI) reaching 4.5% year-over-year. Global geopolitical uncertainty surged as Russia invaded Ukraine causing a spike in energy prices. Indeed, slowing growth and accelerating inflation made for a dreary monetary policy landscape to start the year. The Fed  hiked 25 basis point in March. At that point, the bank of England had already commenced hiking rates, while the European Central Bank and the Bank of Japan maintained a dovish countenance. The S&P 500 Index fell 4.6% over the first three months of the year. The weakness was broad-based with nine out of eleven sectors finishing lower. Energy stocks were a bright spot rising an impressive 39.03%. Unsurprisingly, small and mid-cap stocks performed worse with the Russell Small Cap Completeness index down 9.07%. Outside the U.S., equity markets did not fare much better as China continued its zero-COVID-19 policy. The MSCI ACWI ex USA Investable Market Index fell 5.60%.
Things went from bad to worse in the second quarter as economic data continued to highlight the extent to which global central banks were woefully behind the curve. U.S. CPI surprised notably to the upside in April at 8.3% year-over-year. Further, inflation expectations amongst consumers did not signal a near-term improvement as survey respondents to the University of Michigan consumer sentiment survey expected inflation to still be at an elevated 5.4% year-over-year the following April. In response, the Fed delivered a 50 basis point hike in May followed by a sizable 75 basis point hike in June. The S&P 500 Index plummeted 16.1% over the quarter with all major sectors finishing lower. Small and mid-cap stocks continued to lag, falling 19.96%. Outside of the U.S., the global risk off mood intensified as the Chinese economy continued to decelerate. The CAIXIN China manufacturing Purchasing Manager Index (PMI) dropped into contractionary territory at 46.0 in April, its lowest reading since early 2020. The MSCI ACWI ex USA Investable Market Index fell 14.28%.
The third quarter was a false dawn for equities. Stock markets rallied to start the quarter as investor pessimism reached extreme levels. Economic data in the United States started to surprise marginally to the upside relative to gloomy consensus forecasts. Nevertheless, the contours of the incoming data continued to paint a worrying picture for the Fed. The ISM Manufacturing index continued to weaken with new orders slowing meaningfully. The buffer that consumers had entering the year continued to dwindle with the savings rate dropping to just 2.4% by September. Additionally, the housing market continued to show that a recalibration was afoot given the substantially higher borrowing costs. Hope of an instinctual policy pivot from the Fed given the turbulence of the market quickly faded following hawkish comments from Fed Chair Jerome Powell at the Jackson Hole Symposium in August. Both the inflation and employment data continued to surprise to the upside. Large-cap equities fell with the S&P 500 Index down 4.88% over the quarter. Nine of eleven sectors finished lower. Small and mid-cap stocks performed slightly better falling –2.37%. In Europe, the Eurozone Manufacturing PMI entered contractionary territory. The European Central Bank joined the hawkish chorus of central banks and started to raise rates while also announcing plans for a new anti-fragmentation tool named the Transmission Protection Instrument (TPI). Elsewhere, global risk aversion and the strong US dollar continued to weigh on emerging markets. The MSCI ACWI ex USA Investable Market Index dropped 9.69%.
Despite the dismal year, the fourth quarter was a bit of a reprieve for investors with equities retracing a portion of the year to date decline. While inflation remained very elevated there were some promising signs. ISM price metrics, regional Fed surveys, import prices, producer prices, pricing plans by small business and PMI backlogs all pointed to an eventual deceleration in inflation over the course of 2023.
See accompanying notes to financial statements.
38

STATE STREET TARGET RETIREMENT 2060 FUND
MANAGMENT'S DISCUSSION OF FUND PERFORMANCE (UNAUDITED)  (continued)
The market continued to monitor labor dynamics. On the one hand, a tight labor market implies a cushion for domestic consumption. On the other, a tight labor market accentuates the Fed’s current concern that wage inflation could stay stubbornly high over the near-term. The quarter saw very large daily swings in equity prices including large downside moves due to missed earnings. On the upside, equities surged in early November on the back of a downward surprise in the inflation data. Large-cap equities rose with the S&P 500 Index up 7.56% in the final three months of the year. Nine of eleven sectors finished higher with energy stocks once again at the top of the leader board. Nevertheless, over the Reporting Period, the Index dropped 18.11%. Small and mid-cap stocks rose 4.85% through the quarter but fell 25.49% through the Reporting Period. Stocks outside the U.S. rebounded sharply. In Europe, the ECB found itself in a belated rush to tighten monetary policy, but the economic data managed to show some resilience. The region also benefited from re-opening effects and mild weather to start its winter. The MSCI ACWI ex USA Investable Market Index rose an impressive 14.15% through the quarter but dropped 16.58% over the Reporting Period.
Fixed Income did not provide the typical ballast to multi-asset portfolios during the stormy conditions of 2022. The close to four-decade downward trend in Treasury yields was broken as rates markets quickly priced in hawkish central guidance. Global central banks (with the notable exception of the Bank of Japan) acted forcefully to push against inflation. Unsurprisingly, fixed income volatility was very elevated through the year. The 10-year U.S. Treasury yield climbed steadily through the first half of the year as the market weighed incoming upside surprises to inflation data. The yield curve (as measured by the spread between the 10-year Treasury yield and the 2-year Treasury yield) inverted half way through the year prompting headlines around impending recession concerns. During the Summer months, speculation grew of a policy pivot amongst monetary officials. However, this was quickly snuffed out by hawkish central bank rhetoric. After touching a high of 4.24% in the third quarter, the 10-year treasury yield started to rally as incoming data suggested inflation was poised to peak and subsequently decelerate. By year-end, futures markets were pricing that the Federal Funds rate would peak in mid-2023 and the Fed would need to start cutting rates in the back half of the year. Unsurprisingly, given the risk-off environment, investment grade credit spreads widened through the first three quarters of the year with Investment grade credit spreads touching 165 basis points, the widest levels since the outbreak of COVID-19. Given the sharp increase in yields, longer duration assets underperformed notably. The Bloomberg Long U.S. Treasury Index declined a staggering 29.26%, while the Bloomberg 3-10 Year U.S. Treasury Index declined 10.5%.
The Fund did not invest in derivatives during the Reporting Period.
On an individual security level, there were no positive contributors to the Fund’s performance on an absolute basis during the Reporting period. The top negative contributors to the Fund’s performance on an absolute basis during the Reporting Period were the State Street Equity 500 Index II Portfolio, the State Street Global Equity ex-U.S. Index Portfolio and the State Street Small/Mid Cap Equity Index Portfolio.
The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.
See accompanying notes to financial statements.
39

State Street Target Retirement 2060 Fund
Performance Summary (Unaudited)
Comparison of Change in Value of a $10,000 Investment
(Based on Net Asset Value)
Line graph is based on cumulative total return.
Performance as of December 31, 2022
	Total Return One Year Ended December 31, 2022	Average Annual Total Return Five Years Ended December 31, 2022	Total Return Inception Date* to December 31, 2022
State Street Target Retirement 2060 Fund Class I	(19.16%)	4.93%	6.47%
State Street Target Retirement 2060 Fund Class K	(19.08%)	5.06%	6.56%
State Street Target Retirement 2060 Fund Class R3 (a)	(19.54%)	4.52%	6.02%
S&P 500® Index (b)	(18.11%)	9.42%	10.48%
State Street Target Retirement 2060 Composite Index (c)	(19.19%)	5.09%	6.73%
*	Inception date is September 30, 2014.
(a)	Performance shown for the periods prior to the inception of Class R3 shares on February 25, 2022 reflects the historical performance of the fund's Class K shares adjusted to reflect the higher expenses of Class R3 shares, including applicable 12b-1 fees.
(b)	The S&P 500® Index includes five hundred (500) selected companies, all of which are listed on national stock exchanges and spans over 25 separate industry groups.
(c)	The State Street Target Retirement 2060 Composite Index consists of several different indexes, and is designed to provide exposure to a variety of asset classes.
Total returns and performance graph information represent past performance and are not indicative of future results, which may be lower or higher than performance data quoted. Investment return and principal value of an investment will fluctuate so that an investor’s share, when redeemed, may be worth more or less than its original cost. The graph and table above do not reflect the deduction of taxes that a shareholder would pay on fund distributions, sales, or the redemption of fund shares.
See accompanying notes to financial statements.
40

State Street Target Retirement 2060 Fund
PORTFOLIO STATISTICS (UNAUDITED)
Asset Allocation as of December 31, 2022 (as a percentage of Net Assets)

% of Net Assets
Domestic Equity	51.8%
International Equity	38.0
Domestic Fixed Income	9.7
Short Term Investments	0.6
Liabilities in Excess of Other Assets	(0.1)
TOTAL	100.0%
See accompanying notes to financial statements.
41

STATE STREET TARGET RETIREMENT 2065 FUND
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE (UNAUDITED)
The State Street Target Retirement 2065 Fund (the “Fund”) seeks capital growth and income over the long term. The Fund’s benchmark is the S&P 500 Index (the “Index”).
For the 12-month period ended December 31, 2022 (the “Reporting Period”), the total return for the Fund’s Class K was –19.12%, and the Index was –18.11%. The total return of the Fund’s secondary benchmark index, the State Street Target Retirement 2065 Composite Index (the “Secondary Index”), was –19.19% for the Reporting Period. The Fund and both the Index and Secondary Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index and Secondary Index are unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns.
The Fund is a “fund of funds” that invests in wide variety of asset classes. During the Reporting Period, the Fund’s diversified investment exposure contributed to its underperformance relative to the Index. The Fund slightly outperformed the composite Secondary Index.
Investors found very little refuge through 2022 with most asset classes ending the year in negative territory. Volatility was the overarching feature of markets throughout the course of the year. Heading into 2022, asset class valuations reached lofty levels following a decade of quantitative easing and most recently, global fiscal largess due to the pandemic. The bill, however, came due for investors as a durable acceleration in inflation resulted in a sudden hawkish shift from global central banks. Due to the unrelenting acceleration in inflation, monetary authorities quickly pivoted, hoping to slow demand and put downward pressure on inflation, ultimately attempting to trade short term-pain and volatility for longer-term stability. Investors were not rewarded for the knee-jerk buy-the-dip mentality that had been reinforced in recent years as any bounces in equities over the course of the year inevitably evaporated. Uncertainty was compounded by the sudden geopolitical tension caused by the Russian invasion of Ukraine as well as China’s response to ongoing COVID-19 outbreaks.
While 2021 was going to be a tough act for risk assets to follow, 2022 did not get off to a promising start. Following a re-opening induced surge in 2021 (U.S. GDP grew at 5.7% year-over-year), economic activity started to decelerate heading into the start of the year. First quarter GDP came in at –1.6% (seasonally adjusted annualize rate). While ostensibly troubling, first quarter growth was less about internal dynamics and more about slowing external demand and a stronger dollar. Much more worrying to the U.S. Federal Reserve (the “Fed") was the continued acceleration of inflation. The headline U.S. Consumer Price Index (CPI) hit 8.5% year-over-year by the end of the first quarter with goods inflation picking up notably. Wage inflation also continued to accelerate with the Employee Cost Index (ECI) reaching 4.5% year-over-year. Global geopolitical uncertainty surged as Russia invaded Ukraine causing a spike in energy prices. Indeed, slowing growth and accelerating inflation made for a dreary monetary policy landscape to start the year. The Fed hiked 25 basis point in March. At that point, the bank of England had already commenced hiking rates, while the European Central Bank and the Bank of Japan maintained a dovish countenance. The S&P 500 Index fell 4.6% over the first three months of the year. The weakness was broad-based with nine out of eleven sectors finishing lower. Energy stocks were a bright spot rising an impressive 39.03%. Unsurprisingly, small and mid-cap stocks performed worse with the Russell Small Cap Completeness index down 9.07%. Outside the U.S., equity markets did not fare much better as China continued its zero-COVID-19 policy. The MSCI ACWI ex USA Investable Market Index fell 5.60%.
Things went from bad to worse in the second quarter as economic data continued to highlight the extent to which global central banks were woefully behind the curve. U.S. CPI surprised notably to the upside in April at 8.3% year-over-year. Further, inflation expectations amongst consumers did not signal a near-term improvement as survey respondents to the University of Michigan consumer sentiment survey expected inflation to still be at an elevated 5.4% year-over-year the following April. In response, the Fed delivered a 50 basis point hike in May followed by a sizable 75 basis point hike in June. The S&P 500 Index plummeted 16.1% over the quarter with all major sectors finishing lower. Small and mid-cap stocks continued to lag, falling 19.96%. Outside of the U.S., the global risk off mood intensified as the Chinese economy continued to decelerate. The CAIXIN China manufacturing Purchasing Manager Index (PMI) dropped into contractionary territory at 46.0 in April, its lowest reading since early 2020. The MSCI ACWI ex USA Investable Market Index fell 14.28%.
The third quarter was a false dawn for equities. Stock markets rallied to start the quarter as investor pessimism reached extreme levels. Economic data in the United States started to surprise marginally to the upside relative to gloomy consensus forecasts. Nevertheless, the contours of the incoming data continued to paint a worrying picture for the Fed. The ISM Manufacturing index continued to weaken with new orders slowing meaningfully. The buffer that consumers had entering the year continued to dwindle with the savings rate dropping to just 2.4% by September. Additionally, the housing market continued to show that a recalibration was afoot given the substantially higher borrowing costs. Hope of an instinctual policy pivot from the Fed given the turbulence of the market quickly faded following hawkish comments from Fed Chair Jerome Powell at the Jackson Hole Symposium in August. Both the inflation and employment data continued to surprise to the upside. Large-cap equities fell with the S&P 500 Index down 4.88% over the quarter. Nine of eleven sectors finished lower. Small and mid-cap stocks performed slightly better falling –2.37%. In Europe, the Eurozone Manufacturing PMI entered contractionary territory. The European Central Bank joined the hawkish chorus of central banks and started to raise rates while also announcing plans for a new anti-fragmentation tool named the Transmission Protection Instrument (TPI). Elsewhere, global risk aversion and the strong US dollar continued to weigh on emerging markets. The MSCI ACWI ex USA Investable Market Index dropped 9.69%.
Despite the dismal year, the fourth quarter was a bit of a reprieve for investors with equities retracing a portion of the year to date decline. While inflation remained very elevated there were some promising signs. ISM price metrics, regional Fed surveys, import prices, producer prices, pricing plans by small business and PMI backlogs all pointed to an eventual deceleration in inflation over the course of 2023.
See accompanying notes to financial statements.
42

STATE STREET TARGET RETIREMENT 2065 FUND
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE (UNAUDITED)  (continued)
The market continued to monitor labor dynamics. On the one hand, a tight labor market implies a cushion for domestic consumption. On the other, a tight labor market accentuates the Fed’s current concern that wage inflation could stay stubbornly high over the near-term. The quarter saw very large daily swings in equity prices including large downside moves due to missed earnings. On the upside, equities surged in early November on the back of a downward surprise in the inflation data. Large-cap equities rose with the S&P 500 Index up 7.56% in the final three months of the year. Nine of eleven sectors finished higher with energy stocks once again at the top of the leader board. Nevertheless, over the Reporting Period, the index dropped 18.11%. Small and mid-cap stocks rose 4.85% through the quarter but fell 25.49% through the Reporting Period. Stocks outside the U.S. rebounded sharply. In Europe, the ECB found itself in a belated rush to tighten monetary policy, but the economic data managed to show some resilience. The region also benefited from re-opening effects and mild weather to start its winter. The MSCI ACWI ex USA Investable Market Index rose an impressive 14.15% through the quarter but dropped 16.58% over the Reporting Period.
Fixed Income did not provide the typical ballast to multi-asset portfolios during the stormy conditions of 2022. The close to four-decade downward trend in Treasury yields was broken as rates markets quickly priced in hawkish central guidance. Global central banks (with the notable exception of the Bank of Japan) acted forcefully to push against inflation. Unsurprisingly, fixed income volatility was very elevated through the year. The 10-year U.S. Treasury yield climbed steadily through the first half of the year as the market weighed incoming upside surprises to inflation data. The yield curve (as measured by the spread between the 10-year Treasury yield and the 2-year Treasury yield) inverted half way through the year prompting headlines around impending recession concerns. During the Summer months, speculation grew of a policy pivot amongst monetary officials. However, this was quickly snuffed out by hawkish central bank rhetoric. After touching a high of 4.24% in the third quarter, the 10-year treasury yield started to rally as incoming data suggested inflation was poised to peak and subsequently decelerate. By year-end, futures markets were pricing that the Federal Funds rate would peak in mid-2023 and the Fed would need to start cutting rates in the back half of the year. Unsurprisingly, given the risk-off environment, investment grade credit spreads widened through the first three quarters of the year with Investment grade credit spreads touching 165 basis points, the widest levels since the outbreak of COVID-19. Given the sharp increase in yields, longer duration assets underperformed notably. The Bloomberg Long U.S. Treasury Index declined a staggering 29.26%, while the Bloomberg 3-10 Year U.S. Treasury Index declined 10.5%.
On an individual security level, there were no positive contributors to the Fund’s performance on an absolute basis during the Reporting Period. The top negative contributors to the Fund’s performance on an absolute basis during the Reporting Period were the State Street Equity 500 Index II Portfolio, the State Street Global Equity ex-U.S. Index Portfolio and the State Street Small/Mid Cap Equity Index Portfolio.
The Fund did not invest in derivatives during the Reporting Period.
The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.
See accompanying notes to financial statements.
43

State Street Target Retirement 2065 Fund
Performance Summary (Unaudited)
Comparison of Change in Value of a $10,000 Investment
(Based on Net Asset Value)
Line graph is based on cumulative total return.
Performance as of December 31, 2022
	Total Return One Year Ended December 31, 2022	Total Return Inception Date* to December 31, 2022
State Street Target Retirement 2065 Fund Class I	(19.23%)	10.66%
State Street Target Retirement 2065 Fund Class K	(19.12%)	10.87%
State Street Target Retirement 2065 Fund Class R3 (a)	(19.33%)	10.41%
S&P 500® Index (b)	(18.11%)	16.61%
State Street Target Retirement 2065 Composite Index (c)	(19.19%)	12.27%
*	Inception date is March 30, 2020.
(a)	Performance shown for the periods prior to the inception of Class R3 shares on March 2, 2022 reflects the historical performance of the fund's Class K shares adjusted to reflect the higher expenses of Class R3 shares, including applicable 12b-1 fees.
(b)	The S&P 500® Index includes five hundred (500) selected companies, all of which are listed on national stock exchanges and spans over 25 separate industry groups.
(c)	The State Street Target Retirement 2065 Composite Index consists of several different indexes, and is designed to provide exposure to a variety of asset classes.
Total returns and performance graph information represent past performance and are not indicative of future results, which may be lower or higher than performance data quoted. Investment return and principal value of an investment will fluctuate so that an investor’s share, when redeemed, may be worth more or less than its original cost. The graph and table above do not reflect the deduction of taxes that a shareholder would pay on fund distributions, sales, or the redemption of fund shares.
See accompanying notes to financial statements.
44

State Street Target Retirement 2065 Fund
PORTFOLIO STATISTICS (UNAUDITED)
Asset Allocation as of December 31, 2022 (as a percentage of Net Assets)

% of Net Assets
Domestic Equity	51.6%
International Equity	37.9
Domestic Fixed Income	9.7
Short Term Investments	3.0
Liabilities in Excess of Other Assets	(2.2)
TOTAL	100.0%
See accompanying notes to financial statements.
45

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TARGET RETIREMENT FUND
SCHEDULE OF INVESTMENTS
December 31, 2022

Security Description	Shares	Value
MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS — 99.8% (a)
DOMESTIC EQUITY — 18.7%
State Street Equity 500 Index II Portfolio	270,595	$ 94,183,377
State Street Small/Mid Cap Equity Index Portfolio	77,564	17,875,313
		112,058,690
DOMESTIC FIXED INCOME — 46.6%
SPDR Bloomberg High Yield Bond ETF	470,311	42,327,990
SPDR Portfolio Short Term Corporate Bond ETF (b)	811,155	23,831,734
SPDR Portfolio Short Term Treasury ETF (b)	3,258,176	94,128,705
State Street Aggregate Bond Index Portfolio	1,360,309	119,108,667
		279,397,096
INFLATION LINKED — 17.9%
SPDR Bloomberg 1-10 Year TIPS ETF (b)	5,817,678	107,336,159
INTERNATIONAL EQUITY — 11.5%
State Street Global All Cap Equity ex-U.S. Index Portfolio	686,917	68,932,082
REAL ESTATE — 5.1%
SPDR Dow Jones Global Real Estate ETF (b)	739,733	30,255,080
TOTAL MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS (Cost $648,145,073)		597,979,107
SHORT-TERM INVESTMENTS — 1.3%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 4.16% (c)(d)	2,262,531	2,262,531
Security Description	Shares	Value
State Street Navigator Securities Lending Portfolio II (a)(e)	5,800,100	$ 5,800,100
TOTAL SHORT-TERM INVESTMENTS (Cost $8,062,631)		$ 8,062,631
TOTAL INVESTMENTS — 101.1% (Cost $656,207,704)		606,041,738
LIABILITIES IN EXCESS OF OTHER ASSETS — (1.1)%		(6,569,113)
NET ASSETS — 100.0%		$ 599,472,625
The Fund invests in other funds and financial statements of underlying funds can be found at www.sec.gov.

(a)	Affiliated fund managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2022 are shown in the Affiliate Table below.
(b)	All or a portion of the shares of the security are on loan at December 31, 2022.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2022 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at December 31, 2022.
(e)	Investment of cash collateral for securities loaned.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2022.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Mutual Funds and Exchange Traded Products	$597,979,107	$—	$—	$597,979,107
Short-Term Investments	8,062,631	—	—	8,062,631
TOTAL INVESTMENTS	$606,041,738	$—	$—	$606,041,738
See accompanying notes to financial statements.
46

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TARGET RETIREMENT FUND
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022

Affiliate Table
	Number of Shares Held at 12/31/21	Value at 12/31/21	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/22	Value at 12/31/22	Dividend Income	Capital Gains Distributions
SPDR Bloomberg 1-10 Year TIPS ETF	5,401,922	$ 114,088,593	$ 26,907,699	$ 18,573,391	$ 629,773	$ (15,716,515)	5,817,678	$107,336,159	$ 6,317,522	$ —
SPDR Bloomberg High Yield Bond ETF	408,041	44,301,011	13,607,540	7,359,161	(1,158,698)	(7,062,702)	470,311	42,327,990	2,460,650	—
SPDR Dow Jones Global Real Estate ETF	561,752	31,755,841	12,026,989	4,165,762	1,208,852	(10,570,840)	739,733	30,255,080	995,404	—
SPDR Portfolio Short Term Corporate Bond ETF	818,052	25,335,070	5,088,490	5,246,730	(161,291)	(1,183,805)	811,155	23,831,734	456,661	—
SPDR Portfolio Short Term Treasury ETF	3,286,367	100,004,148	21,543,348	22,257,454	(611,751)	(4,549,586)	3,258,176	94,128,705	1,172,947	—
State Street Aggregate Bond Index Portfolio	1,227,873	126,986,660	28,655,551	15,965,078	(845,052)	(19,723,414)	1,360,309	119,108,667	2,876,318	—
State Street Equity 500 Index II Portfolio	227,447	98,277,562	28,281,891	12,177,179	2,820,162	(23,019,059)	270,595	94,183,377	1,029,443	442,474
State Street Global All Cap Equity ex-U.S. Index Portfolio	594,113	73,022,395	27,835,841	18,206,314	4,855,378	(18,575,218)	686,917	68,932,082	1,729,680	—
State Street Institutional U.S. Government Money Market Fund, Class G Shares	1,468,715	1,468,715	130,485,288	129,691,472	—	—	2,262,531	2,262,531	28,049	—
State Street Navigator Securities Lending Portfolio II	4,371,675	4,371,675	1,040,919,044	1,039,490,619	—	—	5,800,100	5,800,100	479,900	—
State Street Small/Mid Cap Equity Index Portfolio	58,639	18,548,215	6,467,357	1,640,827	28,021	(5,527,453)	77,564	17,875,313	264,368	132,989
Total		$638,159,885	$1,341,819,038	$1,274,773,987	$ 6,765,394	$(105,928,592)		$606,041,738	$17,810,942	$575,463
See accompanying notes to financial statements.
47

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TARGET RETIREMENT 2020 FUND
SCHEDULE OF INVESTMENTS
December 31, 2022

Security Description	Shares	Value
MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS — 99.9% (a)
DOMESTIC EQUITY — 21.7%
State Street Equity 500 Index II Portfolio	443,382	$ 154,323,478
State Street Small/Mid Cap Equity Index Portfolio	133,335	30,728,464
		185,051,942
DOMESTIC FIXED INCOME — 41.7%
SPDR Bloomberg High Yield Bond ETF	668,138	60,132,420
SPDR Portfolio Short Term Corporate Bond ETF (b)	791,506	23,254,446
SPDR Portfolio Short Term Treasury ETF	3,157,513	91,220,551
State Street Aggregate Bond Index Portfolio	2,055,317	179,963,571
		354,570,988
INFLATION LINKED — 17.9%
SPDR Bloomberg 1-10 Year TIPS ETF (b)	8,273,632	152,648,510
INTERNATIONAL EQUITY — 13.5%
State Street Global All Cap Equity ex-U.S. Index Portfolio	1,145,581	114,958,995
REAL ESTATE — 5.1%
SPDR Dow Jones Global Real Estate ETF (b)	1,050,807	42,978,006
TOTAL MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS (Cost $917,515,917)		850,208,441
SHORT-TERM INVESTMENTS — 2.3%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 4.16% (c)(d)	3,100,349	3,100,349
Security Description	Shares	Value
State Street Navigator Securities Lending Portfolio II (a)(e)	16,506,800	$ 16,506,800
TOTAL SHORT-TERM INVESTMENTS (Cost $19,607,149)		$ 19,607,149
TOTAL INVESTMENTS — 102.2% (Cost $937,123,066)		869,815,590
LIABILITIES IN EXCESS OF OTHER ASSETS — (2.2)%		(18,376,452)
NET ASSETS — 100.0%		$ 851,439,138
The Fund invests in other funds and financial statements of underlying funds can be found at www.sec.gov.

(a)	Affiliated fund managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2022 are shown in the Affiliate Table below.
(b)	All or a portion of the shares of the security are on loan at December 31, 2022.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2022 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at December 31, 2022.
(e)	Investment of cash collateral for securities loaned.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2022.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Mutual Funds and Exchange Traded Products	$850,208,441	$—	$—	$850,208,441
Short-Term Investments	19,607,149	—	—	19,607,149
TOTAL INVESTMENTS	$869,815,590	$—	$—	$869,815,590
See accompanying notes to financial statements.
48

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TARGET RETIREMENT 2020 FUND
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022

Affiliate Table
	Number of Shares Held at 12/31/21	Value at 12/31/21	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/22	Value at 12/31/22	Dividend Income	Capital Gains Distributions
SPDR Bloomberg 1-10 Year TIPS ETF	8,385,032	$177,091,876	$ 30,319,431	$ 32,606,783	$ 1,180,265	$ (23,336,279)	8,273,632	$152,648,510	$ 9,225,233	$ —
SPDR Bloomberg High Yield Bond ETF	633,305	68,757,924	14,026,193	10,305,656	(1,367,153)	(10,978,888)	668,138	60,132,420	3,565,396	—
SPDR Dow Jones Global Real Estate ETF	872,100	49,299,813	14,134,295	6,560,141	(270,540)	(13,625,421)	1,050,807	42,978,006	1,434,798	—
SPDR Portfolio Short Term Corporate Bond ETF	708,367	21,938,126	7,309,817	4,830,572	17,711	(1,180,636)	791,506	23,254,446	409,886	—
SPDR Portfolio Short Term Treasury ETF	2,817,589	85,739,233	29,242,454	19,310,615	(839,626)	(3,610,895)	3,157,513	91,220,551	1,052,035	—
State Street Aggregate Bond Index Portfolio	2,033,693	210,324,489	41,514,517	39,067,498	(1,717,972)	(31,089,965)	2,055,317	179,963,571	4,448,510	—
State Street Equity 500 Index II Portfolio	432,762	186,992,273	42,165,431	37,431,647	13,479,644	(50,882,223)	443,382	154,323,478	1,699,209	730,353
State Street Global All Cap Equity ex-U.S. Index Portfolio	1,162,726	142,910,624	36,287,525	38,108,503	2,761,251	(28,891,902)	1,145,581	114,958,995	2,906,897	—
State Street Institutional U.S. Government Money Market Fund, Class G Shares	2,114,207	2,114,207	186,828,095	185,841,953	—	—	3,100,349	3,100,349	32,260	—
State Street Navigator Securities Lending Portfolio II	12,559,763	12,559,763	1,754,375,640	1,750,428,603	—	—	16,506,800	16,506,800	623,519	—
State Street Small/Mid Cap Equity Index Portfolio	120,189	38,016,902	9,002,399	5,450,000	608,295	(11,449,132)	133,335	30,728,464	460,664	231,734
Total		$995,745,230	$2,165,205,797	$2,129,941,971	$13,851,875	$(175,045,341)		$869,815,590	$25,858,407	$962,087
See accompanying notes to financial statements.
49

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TARGET RETIREMENT 2025 FUND
SCHEDULE OF INVESTMENTS
December 31, 2022

Security Description	Shares	Value
MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS — 99.9% (a)
DOMESTIC EQUITY — 29.5%
State Street Equity 500 Index II Portfolio	1,128,439	$ 392,764,383
State Street Small/Mid Cap Equity Index Portfolio	383,709	88,429,576
		481,193,959
DOMESTIC FIXED INCOME — 32.5%
SPDR Bloomberg High Yield Bond ETF (b)	1,230,174	110,715,660
SPDR Portfolio Intermediate Term Treasury ETF	343,119	9,689,681
SPDR Portfolio Long Term Treasury ETF	779,970	22,642,529
SPDR Portfolio Short Term Corporate Bond ETF	396,337	11,644,381
SPDR Portfolio Short Term Treasury ETF (b)	1,500,728	43,356,032
State Street Aggregate Bond Index Portfolio	3,782,953	331,235,396
		529,283,679
INFLATION LINKED — 14.6%
SPDR Bloomberg 1-10 Year TIPS ETF (b)	12,920,261	238,378,816
INTERNATIONAL EQUITY — 19.3%
State Street Global All Cap Equity ex-U.S. Index Portfolio	3,126,177	313,711,813
REAL ESTATE — 4.0%
SPDR Dow Jones Global Real Estate ETF (b)	1,607,015	65,726,914
TOTAL MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS (Cost $1,782,735,381)		1,628,295,181
Security Description	Shares	Value
SHORT-TERM INVESTMENTS — 2.1%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 4.16% (c)(d)	5,745,254	$ 5,745,254
State Street Navigator Securities Lending Portfolio II (a)(e)	28,517,300	28,517,300
TOTAL SHORT-TERM INVESTMENTS (Cost $34,262,554)		$ 34,262,554
TOTAL INVESTMENTS — 102.0% (Cost $1,816,997,935)		1,662,557,735
LIABILITIES IN EXCESS OF OTHER ASSETS — (2.0)%		(31,957,600)
NET ASSETS — 100.0%		$ 1,630,600,135
The Fund invests in other funds and financial statements of underlying funds can be found at www.sec.gov.

(a)	Affiliated fund managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2022 are shown in the Affiliate Table below.
(b)	All or a portion of the shares of the security are on loan at December 31, 2022.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2022 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at December 31, 2022.
(e)	Investment of cash collateral for securities loaned.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2022.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Mutual Funds and Exchange Traded Products	$1,628,295,181	$—	$—	$1,628,295,181
Short-Term Investments	34,262,554	—	—	34,262,554
TOTAL INVESTMENTS	$1,662,557,735	$—	$—	$1,662,557,735
See accompanying notes to financial statements.
50

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TARGET RETIREMENT 2025 FUND
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022

Affiliate Table
	Number of Shares Held at 12/31/21	Value at 12/31/21	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/22	Value at 12/31/22	Dividend Income	Capital Gains Distributions
SPDR Bloomberg 1-10 Year TIPS ETF	10,654,819	$ 225,029,777	$ 69,450,536	$ 25,609,985	$ (68,648)	$ (30,422,864)	12,920,261	$ 238,378,816	$12,755,885	$ —
SPDR Bloomberg High Yield Bond ETF	1,047,091	113,682,670	29,915,652	11,695,257	(1,941,880)	(19,245,525)	1,230,174	110,715,660	6,236,367	—
SPDR Dow Jones Global Real Estate ETF	1,072,800	60,645,384	26,777,947	3,312,014	(120,652)	(18,263,751)	1,607,015	65,726,914	1,989,117	—
SPDR Portfolio Intermediate Term Treasury ETF	484,840	15,539,122	7,077,916	11,143,943	(1,210,593)	(572,821)	343,119	9,689,681	167,224	—
SPDR Portfolio Long Term Treasury ETF	867,995	36,585,989	4,725,623	7,251,238	(2,970,993)	(8,446,852)	779,970	22,642,529	677,781	—
SPDR Portfolio Short Term Corporate Bond ETF	251,469	7,787,995	4,700,897	399,731	(22,106)	(422,674)	396,337	11,644,381	177,630	—
SPDR Portfolio Short Term Treasury ETF	905,419	27,551,900	19,509,177	2,098,289	(96,374)	(1,510,382)	1,500,728	43,356,032	436,513	—
State Street Aggregate Bond Index Portfolio	3,378,115	349,364,608	88,402,520	50,208,627	(2,269,647)	(54,053,458)	3,782,953	331,235,396	7,778,737	—
State Street Equity 500 Index II Portfolio	999,618	431,924,946	114,127,597	63,558,282	22,098,580	(111,828,458)	1,128,439	392,764,383	4,279,982	1,839,619
State Street Global All Cap Equity ex-U.S. Index Portfolio	2,913,260	358,068,741	99,703,517	76,479,265	4,814,937	(72,396,117)	3,126,177	313,711,813	7,887,452	—
State Street Institutional U.S. Government Money Market Fund, Class G Shares	4,522,704	4,522,704	301,880,977	300,658,427	—	—	5,745,254	5,745,254	71,732	—
State Street Navigator Securities Lending Portfolio II	39,569,936	39,569,936	1,924,145,148	1,935,197,784	—	—	28,517,300	28,517,300	877,628	—
State Street Small/Mid Cap Equity Index Portfolio	313,498	99,162,656	28,168,740	9,550,001	1,101,665	(30,453,484)	383,709	88,429,576	1,309,835	658,904
Total		$1,769,436,428	$2,718,586,247	$2,497,162,843	$19,314,289	$(347,616,386)		$1,662,557,735	$44,645,883	$2,498,523
See accompanying notes to financial statements.
51

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TARGET RETIREMENT 2030 FUND
SCHEDULE OF INVESTMENTS
December 31, 2022

Security Description	Shares	Value
MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS — 99.8% (a)
DOMESTIC EQUITY — 37.4%
State Street Equity 500 Index II Portfolio	1,732,308	$ 602,947,252
State Street Small/Mid Cap Equity Index Portfolio	668,792	154,129,682
		757,076,934
DOMESTIC FIXED INCOME — 28.8%
SPDR Bloomberg High Yield Bond ETF	1,292,315	116,308,350
SPDR Portfolio Intermediate Term Treasury ETF	1,492,852	42,158,141
SPDR Portfolio Long Term Treasury ETF	3,251,670	94,395,980
State Street Aggregate Bond Index Portfolio	3,786,628	331,557,133
		584,419,604
INFLATION LINKED — 5.8%
SPDR Bloomberg 1-10 Year TIPS ETF (b)	6,335,035	116,881,396
INTERNATIONAL EQUITY — 26.3%
State Street Global All Cap Equity ex-U.S. Index Portfolio	5,309,254	532,783,617
REAL ESTATE — 1.5%
SPDR Dow Jones Global Real Estate ETF (b)	748,664	30,620,357
TOTAL MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS (Cost $2,215,079,879)		2,021,781,908
SHORT-TERM INVESTMENTS — 0.5%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 4.16% (c)(d)	6,696,145	6,696,145
Security Description	Shares	Value
State Street Navigator Securities Lending Portfolio II (a)(e)	2,733,800	$ 2,733,800
TOTAL SHORT-TERM INVESTMENTS (Cost $9,429,945)		$ 9,429,945
TOTAL INVESTMENTS — 100.3% (Cost $2,224,509,824)		2,031,211,853
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.3)%		(5,913,972)
NET ASSETS — 100.0%		$ 2,025,297,881
The Fund invests in other funds and financial statements of underlying funds can be found at www.sec.gov.

(a)	Affiliated fund managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2022 are shown in the Affiliate Table below.
(b)	All or a portion of the shares of the security are on loan at December 31, 2022.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2022 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at December 31, 2022.
(e)	Investment of cash collateral for securities loaned.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2022.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Mutual Funds and Exchange Traded Products	$2,021,781,908	$—	$—	$2,021,781,908
Short-Term Investments	9,429,945	—	—	9,429,945
TOTAL INVESTMENTS	$ 2,031,211,853	$—	$—	$ 2,031,211,853
See accompanying notes to financial statements.
52

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TARGET RETIREMENT 2030 FUND
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022

Affiliate Table
	Number of Shares Held at 12/31/21	Value at 12/31/21	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/22	Value at 12/31/22	Dividend Income	Capital Gains Distributions
SPDR Bloomberg 1-10 Year TIPS ETF	3,795,986	$ 80,171,224	$ 53,820,996	$ 4,791,359	$ (125,320)	$ (12,194,145)	6,335,035	$ 116,881,396	$ 5,267,784	$ —
SPDR Bloomberg High Yield Bond ETF	1,016,328	110,342,731	39,388,804	12,126,313	(372,670)	(20,924,202)	1,292,315	116,308,350	6,343,345	—
SPDR Dow Jones Global Real Estate ETF	362,329	20,482,458	17,994,444	1,033,145	139,104	(6,962,504)	748,664	30,620,357	798,031	—
SPDR Portfolio Intermediate Term Treasury ETF	1,530,102	49,039,769	20,560,121	21,421,616	(2,266,235)	(3,753,898)	1,492,852	42,158,141	612,526	—
SPDR Portfolio Long Term Treasury ETF	2,636,795	111,140,909	30,927,037	9,709,156	(3,589,897)	(34,372,913)	3,251,670	94,395,980	2,365,148	—
State Street Aggregate Bond Index Portfolio	3,198,333	330,771,626	104,625,778	49,015,151	(2,925,075)	(51,900,045)	3,786,628	331,557,133	7,614,532	—
State Street Equity 500 Index II Portfolio	1,421,809	614,349,401	190,062,950	70,720,857	25,022,910	(155,767,152)	1,732,308	602,947,252	6,464,468	2,778,554
State Street Global All Cap Equity ex-U.S. Index Portfolio	4,567,098	561,341,982	173,869,360	93,807,678	2,985,437	(111,605,484)	5,309,254	532,783,617	13,172,702	—
State Street Institutional U.S. Government Money Market Fund, Class G Shares	5,876,897	5,876,897	372,566,041	371,746,793	—	—	6,696,145	6,696,145	99,251	—
State Street Navigator Securities Lending Portfolio II	4,301,775	4,301,775	1,540,284,414	1,541,852,389	—	—	2,733,800	2,733,800	1,127,114	—
State Street Small/Mid Cap Equity Index Portfolio	506,884	160,332,494	57,508,013	14,900,000	1,604,968	(50,415,793)	668,792	154,129,682	2,247,449	1,130,564
Total		$2,048,151,266	$2,601,607,958	$2,191,124,457	$20,473,222	$(447,896,136)		$2,031,211,853	$ 46,112,350	$ 3,909,118
See accompanying notes to financial statements.
53

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TARGET RETIREMENT 2035 FUND
SCHEDULE OF INVESTMENTS
December 31, 2022

Security Description	Shares	Value
MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS — 99.8% (a)
DOMESTIC EQUITY — 41.9%
State Street Equity 500 Index II Portfolio	1,771,060	$ 616,435,237
State Street Small/Mid Cap Equity Index Portfolio	780,015	179,762,155
		796,197,392
DOMESTIC FIXED INCOME — 27.2%
SPDR Bloomberg High Yield Bond ETF	792,819	71,353,710
SPDR Portfolio Intermediate Term Treasury ETF	1,993,889	56,307,425
SPDR Portfolio Long Term Treasury ETF	4,399,864	127,728,052
State Street Aggregate Bond Index Portfolio	2,974,986	260,489,780
		515,878,967
INTERNATIONAL EQUITY — 30.7%
State Street Global All Cap Equity ex-U.S. Index Portfolio	5,802,214	582,252,234
TOTAL MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS (Cost $2,055,405,545)		1,894,328,593
Security Description	Shares	Value
SHORT-TERM INVESTMENT — 0.3%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 4.16% (b)(c) (Cost $6,723,726)	6,723,726	$ 6,723,726
TOTAL INVESTMENTS — 100.1% (Cost $2,062,129,271)		1,901,052,319
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.1)%		(2,336,516)
NET ASSETS — 100.0%		$ 1,898,715,803
The Fund invests in other funds and financial statements of underlying funds can be found at www.sec.gov.

(a)	Affiliated fund managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2022 are shown in the Affiliate Table below.
(b)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2022 are shown in the Affiliate Table below.
(c)	The rate shown is the annualized seven-day yield at December 31, 2022.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2022.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Mutual Funds and Exchange Traded Products	$1,894,328,593	$—	$—	$1,894,328,593
Short-Term Investment	6,723,726	—	—	6,723,726
TOTAL INVESTMENTS	$1,901,052,319	$—	$—	$1,901,052,319
See accompanying notes to financial statements.
54

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TARGET RETIREMENT 2035 FUND
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022

Affiliate Table
	Number of Shares Held at 12/31/21	Value at 12/31/21	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/22	Value at 12/31/22	Dividend Income	Capital Gains Distributions
SPDR Bloomberg High Yield Bond ETF	539,334	$ 58,555,492	$ 29,699,649	$ 5,289,991	$ 13,920	$ (11,625,360)	792,819	$ 71,353,710	$ 3,602,081	$ —
SPDR Portfolio Intermediate Term Treasury ETF	1,728,318	55,392,592	18,877,901	10,959,304	(1,020,044)	(5,983,720)	1,993,889	56,307,425	748,832	—
SPDR Portfolio Long Term Treasury ETF	3,002,904	126,572,404	56,617,743	10,456,090	(3,634,477)	(41,371,528)	4,399,864	127,728,052	2,897,877	—
State Street Aggregate Bond Index Portfolio	2,294,817	237,330,020	96,039,371	32,999,999	(1,674,738)	(38,204,874)	2,974,986	260,489,780	5,656,153	—
State Street Equity 500 Index II Portfolio	1,397,204	603,718,049	203,023,062	60,651,760	16,511,701	(146,165,815)	1,771,060	616,435,237	6,558,407	2,818,932
State Street Global All Cap Equity ex-U.S. Index Portfolio	4,736,185	582,124,442	191,839,587	78,777,112	(3,689,852)	(109,244,831)	5,802,214	582,252,234	14,239,590	—
State Street Institutional U.S. Government Money Market Fund, Class G Shares	5,901,736	5,901,736	329,464,091	328,642,101	—	—	6,723,726	6,723,726	94,150	—
State Street Navigator Securities Lending Portfolio II	3,652,721	3,652,721	1,225,492,465	1,229,145,186	—	—	—	—	546,708	—
State Street Small/Mid Cap Equity Index Portfolio	568,226	179,735,652	70,637,814	15,400,000	1,602,930	(56,814,241)	780,015	179,762,155	2,601,547	1,308,689
Total		$1,852,983,108	$2,221,691,683	$1,772,321,543	$ 8,109,440	$(409,410,369)		$1,901,052,319	$36,945,345	$4,127,621
See accompanying notes to financial statements.
55

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TARGET RETIREMENT 2040 FUND
SCHEDULE OF INVESTMENTS
December 31, 2022

Security Description	Shares	Value
MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS — 99.9% (a)
DOMESTIC EQUITY — 46.3%
State Street Equity 500 Index II Portfolio	1,684,296	$ 586,236,239
State Street Small/Mid Cap Equity Index Portfolio	850,939	196,107,409
		782,343,648
DOMESTIC FIXED INCOME — 19.7%
SPDR Portfolio Intermediate Term Treasury ETF (b)	1,774,889	50,122,865
SPDR Portfolio Long Term Treasury ETF (b)	3,917,461	113,723,893
State Street Aggregate Bond Index Portfolio	1,924,772	168,533,020
		332,379,778
INTERNATIONAL EQUITY — 33.9%
State Street Global All Cap Equity ex-U.S. Index Portfolio	5,704,461	572,442,667
TOTAL MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS (Cost $1,821,636,474)		1,687,166,093
SHORT-TERM INVESTMENTS — 0.8%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 4.16% (c)(d)	5,519,088	5,519,088
Security Description	Shares	Value
State Street Navigator Securities Lending Portfolio II (a)(e)	8,617,679	$ 8,617,679
TOTAL SHORT-TERM INVESTMENTS (Cost $14,136,767)		$ 14,136,767
TOTAL INVESTMENTS — 100.7% (Cost $1,835,773,241)		1,701,302,860
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.7)%		(11,849,157)
NET ASSETS — 100.0%		$ 1,689,453,703
The Fund invests in other funds and financial statements of underlying funds can be found at www.sec.gov.

(a)	Affiliated fund managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2022 are shown in the Affiliate Table below.
(b)	All or a portion of the shares of the security are on loan at December 31, 2022.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2022 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at December 31, 2022.
(e)	Investment of cash collateral for securities loaned.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2022.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Mutual Funds and Exchange Traded Products	$1,687,166,093	$—	$—	$1,687,166,093
Short-Term Investments	14,136,767	—	—	14,136,767
TOTAL INVESTMENTS	$1,701,302,860	$—	$—	$1,701,302,860
See accompanying notes to financial statements.
56

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TARGET RETIREMENT 2040 FUND
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022

Affiliate Table
	Number of Shares Held at 12/31/21	Value at 12/31/21	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/22	Value at 12/31/22	Dividend Income	Capital Gains Distributions
SPDR Portfolio Intermediate Term Treasury ETF	1,556,661	$ 49,890,985	$ 19,303,904	$ 12,793,528	$ (1,277,993)	$ (5,000,503)	1,774,889	$ 50,122,865	$ 666,308	$ —
SPDR Portfolio Long Term Treasury ETF	2,703,738	113,962,557	49,398,419	9,349,784	(3,290,568)	(36,996,731)	3,917,461	113,723,893	2,580,386	—
State Street Aggregate Bond Index Portfolio	1,449,487	149,905,970	64,172,785	20,300,000	(1,238,080)	(24,007,655)	1,924,772	168,533,020	3,596,316	—
State Street Equity 500 Index II Portfolio	1,328,109	573,862,780	189,074,980	53,572,299	14,754,042	(137,883,264)	1,684,296	586,236,239	6,198,272	2,664,138
State Street Global All Cap Equity ex-U.S. Index Portfolio	4,664,600	573,325,950	184,583,221	74,598,346	(3,527,828)	(107,340,330)	5,704,461	572,442,667	13,905,643	—
State Street Institutional U.S. Government Money Market Fund, Class G Shares	4,090,135	4,090,135	281,544,393	280,115,440	—	—	5,519,088	5,519,088	77,334	—
State Street Navigator Securities Lending Portfolio II	16,622,575	16,622,575	556,601,117	564,606,013	—	—	8,617,679	8,617,679	23,815	—
State Street Small/Mid Cap Equity Index Portfolio	622,012	196,748,599	75,331,875	15,700,000	1,381,840	(61,654,905)	850,939	196,107,409	2,821,945	1,419,559
Total		$1,678,409,551	$1,420,010,694	$1,031,035,410	$ 6,801,413	$(372,883,388)		$1,701,302,860	$29,870,019	$4,083,697
See accompanying notes to financial statements.
57

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TARGET RETIREMENT 2045 FUND
SCHEDULE OF INVESTMENTS
December 31, 2022

Security Description	Shares	Value
MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS — 99.8% (a)
DOMESTIC EQUITY — 49.1%
State Street Equity 500 Index II Portfolio	1,497,510	$ 521,223,330
State Street Small/Mid Cap Equity Index Portfolio	873,245	201,248,112
		722,471,442
DOMESTIC FIXED INCOME — 14.7%
SPDR Portfolio Intermediate Term Treasury ETF (b)	1,550,409	43,783,550
SPDR Portfolio Long Term Treasury ETF (b)	3,411,025	99,022,056
State Street Aggregate Bond Index Portfolio	834,968	73,109,809
		215,915,415
INTERNATIONAL EQUITY — 36.0%
State Street Global All Cap Equity ex-U.S. Index Portfolio	5,274,484	529,294,411
TOTAL MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS (Cost $1,584,762,850)		1,467,681,268
SHORT-TERM INVESTMENTS — 0.7%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 4.16% (c)(d)	5,992,307	5,992,307
Security Description	Shares	Value
State Street Navigator Securities Lending Portfolio II (a)(e)	4,208,306	$ 4,208,306
TOTAL SHORT-TERM INVESTMENTS (Cost $10,200,613)		$ 10,200,613
TOTAL INVESTMENTS — 100.5% (Cost $1,594,963,463)		1,477,881,881
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.5)%		(6,904,581)
NET ASSETS — 100.0%		$ 1,470,977,300
The Fund invests in other funds and financial statements of underlying funds can be found at www.sec.gov.

(a)	Affiliated fund managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2022 are shown in the Affiliate Table below.
(b)	All or a portion of the shares of the security are on loan at December 31, 2022.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2022 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at December 31, 2022.
(e)	Investment of cash collateral for securities loaned.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2022.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Mutual Funds and Exchange Traded Products	$1,467,681,268	$—	$—	$1,467,681,268
Short-Term Investments	10,200,613	—	—	10,200,613
TOTAL INVESTMENTS	$1,477,881,881	$—	$—	$1,477,881,881
See accompanying notes to financial statements.
58

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TARGET RETIREMENT 2045 FUND
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022

Affiliate Table
	Number of Shares Held at 12/31/21	Value at 12/31/21	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/22	Value at 12/31/22	Dividend Income	Capital Gains Distributions
SPDR Portfolio Intermediate Term Treasury ETF	1,304,458	$ 41,807,879	$ 19,095,681	$ 11,826,526	$ (1,192,612)	$ (4,100,872)	1,550,409	$ 43,783,550	$ 568,641	$ —
SPDR Portfolio Long Term Treasury ETF	2,268,591	95,621,111	45,235,182	7,795,195	(2,745,896)	(31,293,146)	3,411,025	99,022,056	2,198,888	—
State Street Aggregate Bond Index Portfolio	540,191	55,866,529	33,273,021	6,300,000	(560,275)	(9,169,466)	834,968	73,109,809	1,444,204	—
State Street Equity 500 Index II Portfolio	1,140,338	492,728,775	176,482,319	41,536,312	11,358,577	(117,810,029)	1,497,510	521,223,330	5,479,920	2,355,377
State Street Global All Cap Equity ex-U.S. Index Portfolio	4,155,971	510,810,442	175,219,790	57,871,095	(3,935,008)	(94,929,718)	5,274,484	529,294,411	12,775,035	—
State Street Institutional U.S. Government Money Market Fund, Class G Shares	4,534,188	4,534,188	236,790,282	235,332,163	—	—	5,992,307	5,992,307	74,475	—
State Street Navigator Securities Lending Portfolio II	15,777,902	15,777,902	288,971,230	300,540,826	—	—	4,208,306	4,208,306	21,747	—
State Street Small/Mid Cap Equity Index Portfolio	615,715	194,756,886	81,830,834	15,100,000	1,216,267	(61,455,875)	873,245	201,248,112	2,881,227	1,449,380
Total		$1,411,903,712	$1,056,898,339	$ 676,302,117	$ 4,141,053	$(318,759,106)		$1,477,881,881	$25,444,137	$3,804,757
See accompanying notes to financial statements.
59

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TARGET RETIREMENT 2050 FUND
SCHEDULE OF INVESTMENTS
December 31, 2022

Security Description	Shares	Value
MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS — 99.8% (a)
DOMESTIC EQUITY — 52.0%
State Street Equity 500 Index II Portfolio	1,171,429	$ 407,727,733
State Street Small/Mid Cap Equity Index Portfolio	794,123	183,013,633
		590,741,366
DOMESTIC FIXED INCOME — 9.7%
SPDR Portfolio Intermediate Term Treasury ETF	1,195,512	33,761,259
SPDR Portfolio Long Term Treasury ETF	2,634,340	76,474,891
		110,236,150
INTERNATIONAL EQUITY — 38.1%
State Street Global All Cap Equity ex-U.S. Index Portfolio	4,317,162	433,227,206
TOTAL MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS (Cost $1,236,338,654)		1,134,204,722
SHORT-TERM INVESTMENT — 0.4%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 4.16% (b)(c) (Cost $4,200,301)	4,200,301	4,200,301
TOTAL INVESTMENTS — 100.2% (Cost $1,240,538,955)		1,138,405,023
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.2)%		(2,032,872)
NET ASSETS — 100.0%		$ 1,136,372,151

The Fund invests in other funds and financial statements of underlying funds can be found at www.sec.gov.

(a)	Affiliated fund managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2022 are shown in the Affiliate Table below.
(b)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2022 are shown in the Affiliate Table below.
(c)	The rate shown is the annualized seven-day yield at December 31, 2022.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2022.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Mutual Funds and Exchange Traded Products	$1,134,204,722	$—	$—	$1,134,204,722
Short-Term Investment	4,200,301	—	—	4,200,301
TOTAL INVESTMENTS	$1,138,405,023	$—	$—	$1,138,405,023
See accompanying notes to financial statements.
60

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TARGET RETIREMENT 2050 FUND
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022

Affiliate Table
	Number of Shares Held at 12/31/21	Value at 12/31/21	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/22	Value at 12/31/22	Dividend Income	Capital Gains Distributions
SPDR Portfolio Intermediate Term Treasury ETF	945,686	$ 30,309,236	$ 15,466,533	$ 8,095,149	$ (763,319)	$ (3,156,042)	1,195,512	$ 33,761,259	$ 428,244	$ —
SPDR Portfolio Long Term Treasury ETF	1,640,811	69,160,184	39,697,091	7,147,780	(2,521,309)	(22,713,295)	2,634,340	76,474,891	1,650,775	—
State Street Equity 500 Index II Portfolio	832,606	359,760,570	159,341,378	31,997,742	10,711,145	(90,087,618)	1,171,429	407,727,733	4,265,118	1,833,231
State Street Global All Cap Equity ex-U.S. Index Portfolio	3,145,193	386,575,636	166,068,099	43,731,206	(91,733)	(75,593,590)	4,317,162	433,227,206	10,367,076	—
State Street Institutional U.S. Government Money Market Fund, Class G Shares	2,931,076	2,931,076	215,722,368	214,453,143	—	—	4,200,301	4,200,301	59,941	—
State Street Navigator Securities Lending Portfolio II	10,141,201	10,141,201	181,823,902	191,965,103	—	—	—	—	15,117	—
State Street Small/Mid Cap Equity Index Portfolio	507,681	160,584,563	85,382,359	11,820,000	779,586	(51,912,875)	794,123	183,013,633	2,587,715	1,301,732
Total		$1,019,462,466	$863,501,730	$509,210,123	$ 8,114,370	$(243,463,420)		$1,138,405,023	$19,373,986	$3,134,963
See accompanying notes to financial statements.
61

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TARGET RETIREMENT 2055 FUND
SCHEDULE OF INVESTMENTS
December 31, 2022

Security Description	Shares	Value
MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS — 99.7% (a)
DOMESTIC EQUITY — 51.9%
State Street Equity 500 Index II Portfolio	801,715	$ 279,044,897
State Street Small/Mid Cap Equity Index Portfolio	543,319	125,213,342
		404,258,239
DOMESTIC FIXED INCOME — 9.7%
SPDR Portfolio Intermediate Term Treasury ETF	822,475	23,226,694
SPDR Portfolio Long Term Treasury ETF	1,807,688	52,477,182
		75,703,876
INTERNATIONAL EQUITY — 38.1%
State Street Global All Cap Equity ex-U.S. Index Portfolio	2,956,344	296,669,141
TOTAL MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS (Cost $857,171,008)		776,631,256
SHORT-TERM INVESTMENT — 0.4%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 4.16% (b)(c) (Cost $3,350,884)	3,350,884	3,350,884
TOTAL INVESTMENTS — 100.1% (Cost $860,521,892)		779,982,140
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.1)%		(588,972)
NET ASSETS — 100.0%		$ 779,393,168

The Fund invests in other funds and financial statements of underlying funds can be found at www.sec.gov.

(a)	Affiliated fund managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2022 are shown in the Affiliate Table below.
(b)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2022 are shown in the Affiliate Table below.
(c)	The rate shown is the annualized seven-day yield at December 31, 2022.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2022.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Mutual Funds and Exchange Traded Products	$776,631,256	$—	$—	$776,631,256
Short-Term Investment	3,350,884	—	—	3,350,884
TOTAL INVESTMENTS	$779,982,140	$—	$—	$779,982,140
See accompanying notes to financial statements.
62

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TARGET RETIREMENT 2055 FUND
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022

Affiliate Table
	Number of Shares Held at 12/31/21	Value at 12/31/21	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/22	Value at 12/31/22	Dividend Income	Capital Gains Distributions
SPDR Portfolio Intermediate Term Treasury ETF	594,625	$ 19,057,731	$ 12,915,460	$ 6,204,654	$ (649,729)	$ (1,892,114)	822,475	$ 23,226,694	$ 284,786	$ —
SPDR Portfolio Long Term Treasury ETF	1,032,875	43,535,681	29,488,619	4,123,784	(1,542,220)	(14,881,114)	1,807,688	52,477,182	1,093,841	—
State Street Equity 500 Index II Portfolio	524,520	226,639,712	123,340,060	19,485,759	4,988,347	(56,437,463)	801,715	279,044,897	2,915,135	1,252,982
State Street Global All Cap Equity ex-U.S. Index Portfolio	1,981,242	243,514,504	128,518,194	26,870,421	474,173	(48,967,309)	2,956,344	296,669,141	7,086,460	—
State Street Institutional U.S. Government Money Market Fund, Class G Shares	2,127,140	2,127,140	151,425,869	150,202,125	—	—	3,350,884	3,350,884	44,750	—
State Street Navigator Securities Lending Portfolio II	8,502,719	8,502,719	56,130,927	64,633,646	—	—	—	—	6,433	—
State Street Small/Mid Cap Equity Index Portfolio	319,656	101,110,445	64,539,726	7,310,000	(339,174)	(32,787,655)	543,319	125,213,342	1,768,743	889,754
Total		$644,487,932	$566,358,855	$278,830,389	$ 2,931,397	$(154,965,655)		$779,982,140	$13,200,148	$2,142,736
See accompanying notes to financial statements.
63

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TARGET RETIREMENT 2060 FUND
SCHEDULE OF INVESTMENTS
December 31, 2022

Security Description	Shares	Value
MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS — 99.5% (a)
DOMESTIC EQUITY — 51.8%
State Street Equity 500 Index II Portfolio	448,144	$ 155,980,834
State Street Small/Mid Cap Equity Index Portfolio	303,292	69,896,645
		225,877,479
DOMESTIC FIXED INCOME — 9.7%
SPDR Portfolio Intermediate Term Treasury ETF	460,560	13,006,215
SPDR Portfolio Long Term Treasury ETF	1,011,237	29,356,210
		42,362,425
INTERNATIONAL EQUITY — 38.0%
State Street Global All Cap Equity ex-U.S. Index Portfolio	1,652,550	165,833,406
TOTAL MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS (Cost $480,778,783)		434,073,310
SHORT-TERM INVESTMENT — 0.6%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 4.16% (b)(c) (Cost $2,404,245)	2,404,245	2,404,245
TOTAL INVESTMENTS — 100.1% (Cost $483,183,028)		436,477,555
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.1)%		(315,147)
NET ASSETS — 100.0%		$ 436,162,408

The Fund invests in other funds and financial statements of underlying funds can be found at www.sec.gov.

(a)	Affiliated fund managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2022 are shown in the Affiliate Table below.
(b)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2022 are shown in the Affiliate Table below.
(c)	The rate shown is the annualized seven-day yield at December 31, 2022.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2022.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Mutual Funds and Exchange Traded Products	$434,073,310	$—	$—	$434,073,310
Short-Term Investment	2,404,245	—	—	2,404,245
TOTAL INVESTMENTS	$436,477,555	$—	$—	$436,477,555
See accompanying notes to financial statements.
64

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TARGET RETIREMENT 2060 FUND
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022

Affiliate Table
	Number of Shares Held at 12/31/21	Value at 12/31/21	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/22	Value at 12/31/22	Dividend Income	Capital Gains Distributions
SPDR Portfolio Intermediate Term Treasury ETF	292,347	$ 9,369,721	$ 8,251,117	$ 3,321,787	$ (346,856)	$ (945,980)	460,560	$ 13,006,215	$ 150,750	$ —
SPDR Portfolio Long Term Treasury ETF	508,068	21,415,066	17,967,403	1,635,621	(591,948)	(7,798,690)	1,011,237	29,356,210	575,374	—
State Street Equity 500 Index II Portfolio	258,309	111,612,877	79,087,735	8,656,909	1,770,722	(27,833,591)	448,144	155,980,834	1,621,395	696,907
State Street Global All Cap Equity ex-U.S. Index Portfolio	975,611	119,912,382	83,617,505	13,734,196	138,215	(24,100,500)	1,652,550	165,833,406	3,941,482	—
State Street Institutional U.S. Government Money Market Fund, Class G Shares	1,376,883	1,376,883	89,717,107	88,689,745	—	—	2,404,245	2,404,245	28,582	—
State Street Navigator Securities Lending Portfolio II	—	—	134,853,754	134,853,754	—	—	—	—	6,462	—
State Street Small/Mid Cap Equity Index Portfolio	157,214	49,728,397	40,663,932	3,659,999	(244,758)	(16,590,927)	303,292	69,896,645	983,686	494,837
Total		$313,415,326	$454,158,553	$ 254,552,011	$ 725,375	$(77,269,688)		$436,477,555	$7,307,731	$1,191,744
See accompanying notes to financial statements.
65

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TARGET RETIREMENT 2065 FUND
SCHEDULE OF INVESTMENTS
December 31, 2022

Security Description	Shares	Value
MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS — 99.2% (a)
DOMESTIC EQUITY — 51.6%
State Street Equity 500 Index II Portfolio	96,221	$ 33,490,537
State Street Small/Mid Cap Equity Index Portfolio	65,163	15,017,488
		48,508,025
DOMESTIC FIXED INCOME — 9.7%
SPDR Portfolio Intermediate Term Treasury ETF (b)	98,768	2,789,209
SPDR Portfolio Long Term Treasury ETF	217,010	6,299,800
		9,089,009
INTERNATIONAL EQUITY — 37.9%
State Street Global All Cap Equity ex-U.S. Index Portfolio	354,823	35,606,453
TOTAL MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS (Cost $104,371,684)		93,203,487
SHORT-TERM INVESTMENTS — 3.0%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 4.16% (c)(d)	466,771	466,771
State Street Navigator Securities Lending Portfolio II (a)(e)	2,361,615	2,361,615
TOTAL SHORT-TERM INVESTMENTS (Cost $2,828,386)		$ 2,828,386
TOTAL INVESTMENTS — 102.2% (Cost $107,200,070)		96,031,873
LIABILITIES IN EXCESS OF OTHER ASSETS — (2.2)%		(2,093,536)
NET ASSETS — 100.0%		$ 93,938,337

The Fund invests in other funds and financial statements of underlying funds can be found at www.sec.gov.

(a)	Affiliated fund managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2022 are shown in the Affiliate Table below.
(b)	All or a portion of the shares of the security are on loan at December 31, 2022.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2022 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at December 31, 2022.
(e)	Investment of cash collateral for securities loaned.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2022.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Mutual Funds and Exchange Traded Products	$93,203,487	$—	$—	$93,203,487
Short-Term Investments	2,828,386	—	—	2,828,386
TOTAL INVESTMENTS	$96,031,873	$—	$—	$96,031,873
See accompanying notes to financial statements.
66

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TARGET RETIREMENT 2065 FUND
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022

Affiliate Table
	Number of Shares Held at 12/31/21	Value at 12/31/21	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/22	Value at 12/31/22	Dividend Income	Capital Gains Distributions
SPDR Portfolio Intermediate Term Treasury ETF	40,583	$ 1,300,685	$ 2,390,243	$ 689,051	$ (77,462)	$ (135,206)	98,768	$ 2,789,209	$ 28,184	$ —
SPDR Portfolio Long Term Treasury ETF	70,046	2,952,439	5,193,319	444,016	(62,982)	(1,338,960)	217,010	6,299,800	105,567	—
State Street Equity 500 Index II Portfolio	35,810	15,473,312	23,940,208	1,689,141	11,160	(4,245,002)	96,221	33,490,537	344,123	147,911
State Street Global All Cap Equity ex-U.S. Index Portfolio	135,249	16,623,402	24,835,071	2,290,709	(379,344)	(3,181,967)	354,823	35,606,453	836,520	—
State Street Institutional U.S. Government Money Market Fund, Class G Shares	540,945	540,945	22,075,117	22,149,291	—	—	466,771	466,771	7,367	—
State Street Navigator Securities Lending Portfolio II	—	—	129,988,418	127,626,803	—	—	2,361,615	2,361,615	2,394	—
State Street Small/Mid Cap Equity Index Portfolio	21,792	6,893,148	11,608,472	718,002	(329,712)	(2,436,418)	65,163	15,017,488	208,789	105,030
Total		$43,783,931	$220,030,848	$155,607,013	$(838,340)	$(11,337,553)		$96,031,873	$1,532,944	$252,941
See accompanying notes to financial statements.
67

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATEMENTS OF ASSETS AND LIABILITIES
December 31, 2022

	State Street Target Retirement Fund	State Street Target Retirement 2020 Fund	State Street Target Retirement 2025 Fund	State Street Target Retirement 2030 Fund
ASSETS
Investments in affiliated issuers, at value*	$606,041,738	$869,815,590	$1,662,557,735	$ 2,031,211,853
Cash	123	112	333	377
Receivable for investments sold	8,155,256	16,874,541	40,002,645	43,800,000
Receivable for fund shares sold	327,861	539,125	1,296,927	2,116,223
Dividends receivable — affiliated issuers	7,443	8,193	25,894	39,069
Securities lending income receivable — unaffiliated issuers	1,241	395	—	—
Securities lending income receivable — affiliated issuers	1,983	3,619	2,590	3,976
Receivable from Adviser	89,470	128,361	221,393	231,098
Prepaid expenses and other assets	1,032	1,489	2,712	3,287
TOTAL ASSETS	614,626,147	887,371,425	1,704,110,229	2,077,405,883
LIABILITIES
Payable upon return of securities loaned	5,800,100	16,506,800	28,517,300	2,733,800
Payable for investments purchased	9,074,085	18,290,683	42,503,439	46,640,530
Payable for fund shares repurchased	109,492	926,382	2,173,595	2,346,302
Advisory fee payable	25,571	36,140	69,277	86,086
Custodian fees payable	18,522	18,570	18,538	18,546
Administration fees payable	25,982	36,527	69,601	86,381
Distribution fees payable	554	2,875	2,568	5,888
Trustees’ fees and expenses payable	170	266	439	506
Transfer agent fees payable	39,536	37,685	54,424	62,415
Sub-transfer agent fee payable	6,291	8,224	7,404	16,318
Registration and filing fees payable	3,431	55	9,284	22,630
Professional fees payable	35,362	35,536	36,051	36,285
Printing and postage fees payable	14,299	32,195	47,012	51,997
Accrued expenses and other liabilities	127	349	1,162	318
TOTAL LIABILITIES	15,153,522	35,932,287	73,510,094	52,108,002
NET ASSETS	$599,472,625	$851,439,138	$1,630,600,135	$2,025,297,881
NET ASSETS CONSIST OF:
Paid-in Capital	$652,005,641	$923,366,965	$1,789,383,380	$2,218,632,200
Total distributable earnings (loss)	(52,533,016)	(71,927,827)	(158,783,245)	(193,334,319)
NET ASSETS	$599,472,625	$851,439,138	$1,630,600,135	$2,025,297,881
Class I
Net Assets	$ 724,258	$ 2,655,568	$ 3,609,945	$ 6,903,262
Shares Outstanding	72,204	265,328	337,360	616,712
Net asset value, offering and redemption price per share	$ 10.03	$ 10.01	$ 10.70	$ 11.19
Class K
Net Assets	$596,199,956	$835,844,504	$1,615,466,166	$1,991,503,359
Shares Outstanding	59,094,711	82,961,102	149,678,691	176,930,782
Net asset value, offering and redemption price per share	$ 10.09	$ 10.08	$ 10.79	$ 11.26
Class R3
Net Assets	$ 2,548,411	$ 12,939,066	$ 11,524,024	$ 26,891,260
Shares Outstanding	252,424	1,283,327	1,066,551	2,386,572
Net asset value, offering and redemption price per share	$ 10.10	$ 10.08	$ 10.80	$ 11.27
COST OF INVESTMENTS:
Investments in affiliated issuers	656,207,704	937,123,066	1,816,997,935	2,224,509,824
* Includes investments in securities on loan, at value	$ 22,282,578	$ 22,904,886	$ 27,844,462	$ 2,660,650
See accompanying notes to financial statements.
68

State Street Target Retirement 2035 Fund	State Street Target Retirement 2040 Fund	State Street Target Retirement 2045 Fund	State Street Target Retirement 2050 Fund	State Street Target Retirement 2055 Fund	State Street Target Retirement 2060 Fund	State Street Target Retirement 2065 Fund

$1,901,052,319	$1,701,302,860	$1,477,881,881	$1,138,405,023	$779,982,140	$436,477,555	$ 96,031,873
321	329	311	287	234	153	—
40,700,000	36,400,000	31,500,000	23,000,000	15,780,000	8,730,000	1,819,000
2,354,537	2,393,205	2,279,968	2,076,737	2,082,151	1,677,650	628,593
19,488	21,279	21,105	12,740	11,377	7,597	2,068
88	479	459	—	—	—	—
4,303	721	817	—	—	—	—
188,406	139,412	145,487	132,352	99,562	76,943	21,812
2,986	2,652	2,244	1,666	1,096	564	97
1,944,322,448	1,740,260,937	1,511,832,272	1,163,628,805	797,956,560	446,970,462	98,503,443

—	8,617,679	4,208,306	—	—	—	2,361,615
43,628,274	38,670,611	34,564,936	24,960,199	17,628,694	10,305,513	2,104,327
1,610,460	3,166,748	1,762,597	2,011,128	695,329	305,595	29,211
80,597	71,808	62,363	48,112	32,894	18,294	3,876
18,522	18,427	18,454	18,470	18,629	18,693	18,157
80,822	72,011	62,490	48,176	32,957	18,358	3,876
2,715	5,031	2,335	3,027	1,823	690	33
449	404	331	232	136	60	—
68,820	69,353	73,005	75,339	74,860	80,490	18,261
7,566	13,815	6,361	8,126	5,006	1,875	681
24,264	21,571	20,680	19,366	16,725	10,987	3,450
36,171	36,029	35,869	35,633	35,409	35,182	19,842
47,702	43,490	37,034	28,691	20,834	12,266	1,751
283	257	211	155	96	51	26
45,606,645	50,807,234	40,854,972	27,256,654	18,563,392	10,808,054	4,565,106
$1,898,715,803	$1,689,453,703	$1,470,977,300	$1,136,372,151	$779,393,168	$436,162,408	$ 93,938,337

$2,065,222,366	$1,829,256,298	$1,593,093,384	$1,239,983,820	$861,075,393	$483,665,399	$ 105,811,021
(166,506,563)	(139,802,595)	(122,116,084)	(103,611,669)	(81,682,225)	(47,502,991)	(11,872,684)
$1,898,715,803	$1,689,453,703	$1,470,977,300	$1,136,372,151	$779,393,168	$436,162,408	$ 93,938,337

$ 3,526,768	$ 2,779,598	$ 1,645,359	$ 1,923,038	$ 995,692	$ 588,293	$ 190,631
303,050	236,761	136,071	160,856	80,988	47,264	15,939
$ 11.64	$ 11.74	$ 12.09	$ 11.96	$ 12.29	$ 12.45	$ 11.96

$1,883,266,845	$1,664,975,685	$1,459,184,440	$1,121,271,746	$770,434,054	$432,394,845	$ 93,595,606
160,289,134	140,140,826	120,042,004	92,853,727	62,336,549	34,624,666	7,824,147
$ 11.75	$ 11.88	$ 12.16	$ 12.08	$ 12.36	$ 12.49	$ 11.96

$ 11,922,190	$ 21,698,420	$ 10,147,501	$ 13,177,367	$ 7,963,422	$ 3,179,270	$ 152,100
1,013,872	1,824,529	834,145	1,090,520	643,962	254,545	12,680
$ 11.76	$ 11.89	$ 12.17	$ 12.08	$ 12.37	$ 12.49	$ 11.99(a)

2,062,129,271	1,835,773,241	1,594,963,463	1,240,538,955	860,521,892	483,183,028	107,200,070
$ —	$ 10,391,173	$ 4,255,235	$ —	$ —	$ —	$ 2,299,724
(a)	Due to small class size; calculation of net assets value (total net assets/ shares outstanding) may not agree to net asset value shown.
69

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATEMENTS OF OPERATIONS
For the Year Ended December 31, 2022

	State Street Target Retirement Fund	State Street Target Retirement 2020 Fund	State Street Target Retirement 2025 Fund	State Street Target Retirement 2030 Fund
INVESTMENT INCOME
Dividend income — affiliated issuers	$ 17,331,042	$ 25,234,888	$ 43,768,255	$ 44,985,236
Unaffiliated securities lending income	1,234	5,718	2,248	5,036
Affiliated securities lending income	479,900	623,519	877,628	1,127,114
TOTAL INVESTMENT INCOME (LOSS)	17,812,176	25,864,125	44,648,131	46,117,386
EXPENSES
Advisory fee	306,217	447,164	817,148	993,294
Administration fees	306,217	447,164	817,148	993,294
Sub-transfer agent fee
Class I	849	4,247	5,490	8,949
Class R3 (a)	6,133	32,548	25,233	61,735
Distribution fees
Class R3 (a)	6,133	32,548	25,233	61,735
Custodian fees	56,380	57,708	56,659	56,188
Trustees’ fees and expenses	25,354	27,491	32,685	35,068
Transfer agent fees	161,064	150,166	210,460	240,153
Registration and filing fees	70,280	79,603	116,464	141,363
Professional fees	34,479	39,784	45,201	47,686
Printing and postage fees	20,764	37,449	63,126	75,226
Insurance expense	2,071	3,119	5,405	6,416
Miscellaneous expenses	3,451	408	1,065	1,376
TOTAL EXPENSES	999,392	1,359,399	2,221,317	2,722,483
Expenses waived/reimbursed by the Adviser	(1,115,266)	(1,454,097)	(2,212,156)	(2,130,378)
NET EXPENSES	(115,874)	(94,698)	9,161	592,105
NET INVESTMENT INCOME (LOSS)	$ 17,928,050	$ 25,958,823	$ 44,638,970	$ 45,525,281
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments — affiliated issuers	6,765,394	13,851,875	19,314,289	20,473,222
Capital gain distributions — affiliated issuers	575,463	962,087	2,498,523	3,909,118
Net realized gain (loss)	7,340,857	14,813,962	21,812,812	24,382,340
Net change in unrealized appreciation/depreciation on:
Investments — affiliated issuers	(105,928,592)	(175,045,341)	(347,616,386)	(447,896,136)
NET REALIZED AND UNREALIZED GAIN (LOSS)	(98,587,735)	(160,231,379)	(325,803,574)	(423,513,796)
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$ (80,659,685)	$(134,272,556)	$(281,164,604)	$(377,988,515)
(a)	For Class R3 shares, data for the period ended December 31, 2022 is from February 28, 2022 (commencement date) through December 31, 2022 except for the State Street Target Retirement 2050 Fund and State Street Target Retirement 2060 Fund, which is from February 11, 2022 (commencement date) through December 31, 2022.
See accompanying notes to financial statements.
70

State Street Target Retirement 2035 Fund	State Street Target Retirement 2040 Fund	State Street Target Retirement 2045 Fund	State Street Target Retirement 2050 Fund	State Street Target Retirement 2055 Fund	State Street Target Retirement 2060 Fund	State Street Target Retirement 2065 Fund

$ 36,398,637	$ 29,846,204	$ 25,422,390	$ 19,358,869	$ 13,193,715	$ 7,301,269	$ 1,530,550
36,456	466	113	359	22	7	—
546,708	23,815	21,747	15,117	6,433	6,462	2,394
36,981,801	29,870,485	25,444,250	19,374,345	13,200,170	7,307,738	1,532,944

905,628	807,491	686,487	512,759	337,699	175,833	31,222
905,628	807,491	686,487	512,759	337,699	175,833	31,222

6,097	3,985	2,345	2,656	1,416	739	348
27,539	52,513	22,187	30,049	17,535	6,056	166

27,539	52,513	22,187	30,049	17,535	6,056	166
56,201	55,858	55,947	56,453	56,216	56,404	54,056
33,725	32,383	30,604	28,056	25,538	23,285	21,292
263,548	265,014	277,691	286,137	283,471	300,396	77,417
136,186	123,667	128,698	127,348	101,906	89,195	44,117
46,322	44,887	43,048	40,415	37,817	35,219	26,451
69,671	63,143	55,212	43,026	31,318	18,720	1,648
5,738	5,147	4,277	3,118	1,952	958	133
2,264	2,981	3,600	3,446	3,370	2,847	2,584
2,486,086	2,317,073	2,018,770	1,676,271	1,253,472	891,541	290,822
(1,676,231)	(1,338,529)	(1,252,125)	(1,085,967)	(870,893)	(699,178)	(259,121)
809,855	978,544	766,645	590,304	382,579	192,363	31,701
$ 36,171,946	$ 28,891,941	$ 24,677,605	$ 18,784,041	$ 12,817,591	$ 7,115,375	$ 1,501,243

8,109,440	6,801,413	4,141,053	8,114,370	2,931,397	725,375	(838,340)
4,127,621	4,083,697	3,804,757	3,134,963	2,142,736	1,191,744	252,941
12,237,061	10,885,110	7,945,810	11,249,333	5,074,133	1,917,119	(585,399)

(409,410,369)	(372,883,388)	(318,759,106)	(243,463,420)	(154,965,655)	(77,269,688)	(11,337,553)
(397,173,308)	(361,998,278)	(310,813,296)	(232,214,087)	(149,891,522)	(75,352,569)	(11,922,952)
$(361,001,362)	$(333,106,337)	$(286,135,691)	$(213,430,046)	$(137,073,931)	$(68,237,194)	$(10,421,709)
71

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATEMENTS OF CHANGES IN NET ASSETS

	State Street Target Retirement Fund		State Street Target Retirement 2020 Fund
	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/22	Year Ended 12/31/21
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ 17,928,050	$ 14,344,378	$ 25,958,823	$ 23,510,038
Net realized gain (loss)	7,340,857	33,307,748	14,813,962	50,284,690
Net change in unrealized appreciation/depreciation	(105,928,592)	(2,255,840)	(175,045,341)	11,720,143
Net increase (decrease) in net assets resulting from operations	(80,659,685)	45,396,286	(134,272,556)	85,514,871
DISTRIBUTIONS TO SHAREHOLDERS:
Class I	(35,572)	(108,209)	(185,423)	(196,470)
Class K	(29,421,392)	(40,905,088)	(58,896,838)	(65,052,884)
Class R3 (a)	(113,406)	—	(869,185)	—
Total distributions to shareholders	(29,570,370)	(41,013,297)	(59,951,446)	(65,249,354)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Class I
Proceeds from sale of shares sold	326,097	4,575,210	998,663	9,501,159
Reinvestment of distributions	33,162	105,000	185,423	196,470
Cost of shares redeemed	(412,360)	(26,707,898)	(941,505)	(50,504,513)
Net increase (decrease) from capital share transactions	(53,101)	(22,027,688)	242,581	(40,806,884)
Class K
Proceeds from sale of shares sold	180,305,760	298,463,023	219,121,410	323,139,305
Reinvestment of distributions	29,355,529	40,808,319	58,752,520	64,919,140
Cost of shares redeemed	(139,071,407)	(198,345,752)	(238,345,755)	(239,254,893)
Net increase (decrease) from capital share transactions	70,589,882	140,925,590	39,528,175	148,803,552
Class R3 (a)
Proceeds from sale of shares sold	4,183,115	—	18,734,724	—
Reinvestment of distributions	113,406	—	869,185	—
Cost of shares redeemed	(1,350,422)	—	(4,094,046)	—
Net increase (decrease) from capital share transactions	2,946,099	—	15,509,863	—
Net increase (decrease) in net assets from beneficial interest transactions	73,482,880	118,897,902	55,280,619	107,996,668
Net increase (decrease) in net assets during the period	(36,747,175)	123,280,891	(138,943,383)	128,262,185
Net assets at beginning of period	636,219,800	512,938,909	990,382,521	862,120,336
NET ASSETS AT END OF PERIOD	$ 599,472,625	$ 636,219,800	$ 851,439,138	$ 990,382,521
SHARES OF BENEFICIAL INTEREST:
Class I
Shares sold	29,598	368,643	86,678	742,684
Reinvestment of distributions	3,323	8,743	18,635	15,806
Shares redeemed	(36,138)	(2,119,876)	(85,968)	(3,882,844)
Net increase (decrease) from share transactions	(3,217)	(1,742,490)	19,345	(3,124,354)
Class K
Shares sold	16,192,457	24,123,714	19,132,889	25,262,918
Reinvestment of distributions	2,926,773	3,380,971	5,869,383	5,189,380
Shares redeemed	(12,630,632)	(15,915,495)	(20,960,866)	(18,658,659)
Net increase (decrease) from share transactions	6,488,598	11,589,190	4,041,406	11,793,639
Class R3 (a)
Shares sold	365,861	—	1,575,005	—
Reinvestment of distributions	11,295	—	86,745	—
Shares redeemed	(124,732)	—	(378,423)	—
Net increase (decrease) from share transactions	252,424	—	1,283,327	—

(a)	For the period February 28, 2022 (commencement date) through December 31, 2022.
See accompanying notes to financial statements.
72

State Street Target Retirement 2025 Fund		State Street Target Retirement 2030 Fund		State Street Target Retirement 2035 Fund
Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/22	Year Ended 12/31/21

$ 44,638,970	$ 39,342,024	$ 45,525,281	$ 41,575,360	$ 36,171,946	$ 35,411,407
21,812,812	84,433,754	24,382,340	101,983,872	12,237,061	90,785,158
(347,616,386)	34,625,967	(447,896,136)	45,361,533	(409,410,369)	52,426,661
(281,164,604)	158,401,745	(377,988,515)	188,920,765	(361,001,362)	178,623,226

(223,978)	(321,110)	(377,376)	(516,061)	(178,907)	(251,103)
(100,834,745)	(107,647,130)	(110,081,386)	(122,444,951)	(96,167,216)	(98,284,628)
(692,022)	—	(1,386,511)	—	(583,439)	—
(101,750,745)	(107,968,240)	(111,845,273)	(122,961,012)	(96,929,562)	(98,535,731)

1,252,788	31,569,633	1,084,293	29,594,899	849,023	18,340,891
223,978	321,110	377,376	516,061	178,907	251,102
(2,167,015)	(91,417,140)	(1,544,205)	(97,216,655)	(1,287,164)	(68,018,313)
(690,249)	(59,526,397)	(82,536)	(67,105,695)	(259,234)	(49,426,320)

478,421,343	640,272,702	627,161,765	775,116,403	631,126,670	679,606,067
100,577,211	107,485,708	109,766,471	122,031,640	95,669,220	97,888,598
(322,498,550)	(282,626,779)	(317,944,159)	(269,108,353)	(252,765,218)	(204,985,238)
256,500,004	465,131,631	418,984,077	628,039,690	474,030,672	572,509,427

15,483,649	—	36,829,037	—	16,449,764	—
692,022	—	1,386,511	—	583,439	—
(2,601,514)	—	(5,870,214)	—	(2,670,966)	—
13,574,157	—	32,345,334	—	14,362,237	—
269,383,912	405,605,234	451,246,875	560,933,995	488,133,675	523,083,107
(113,531,437)	456,038,739	(38,586,913)	626,893,748	30,202,751	603,170,602
1,744,131,572	1,288,092,833	2,063,884,794	1,436,991,046	1,868,513,052	1,265,342,450
$1,630,600,135	$1,744,131,572	$2,025,297,881	$2,063,884,794	$1,898,715,803	$1,868,513,052

101,951	2,293,341	86,828	2,048,544	66,116	1,218,223
21,090	23,804	33,998	36,113	15,517	16,785
(178,398)	(6,502,116)	(122,553)	(6,558,848)	(104,728)	(4,406,226)
(55,357)	(4,184,971)	(1,727)	(4,474,191)	(23,095)	(3,171,218)

39,170,973	46,465,778	49,458,960	53,393,276	47,885,750	44,956,504
9,390,963	7,903,362	9,835,705	8,498,025	8,219,005	6,486,985
(26,713,735)	(20,395,597)	(25,432,837)	(18,483,085)	(19,325,652)	(13,505,914)
21,848,201	33,973,543	33,861,828	43,408,216	36,779,103	37,937,575

1,222,294	—	2,748,909	—	1,180,530	—
64,554	—	124,128	—	50,081	—
(220,297)	—	(486,465)	—	(216,739)	—
1,066,551	—	2,386,572	—	1,013,872	—
73

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATEMENTS OF CHANGES IN NET ASSETS  (continued)

	State Street Target Retirement 2040 Fund		State Street Target Retirement 2045 Fund
	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/22	Year Ended 12/31/21
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ 28,891,941	$ 31,353,661	$ 24,677,605	$ 26,804,149
Net realized gain (loss)	10,885,110	84,799,229	7,945,810	66,988,316
Net change in unrealized appreciation/depreciation	(372,883,388)	54,694,281	(318,759,106)	52,040,616
Net increase (decrease) in net assets resulting from operations	(333,106,337)	170,847,171	(286,135,691)	145,833,081
DISTRIBUTIONS TO SHAREHOLDERS:
Class I	(142,173)	(158,215)	(83,656)	(112,962)
Class K	(85,890,886)	(90,662,530)	(75,166,034)	(67,714,681)
Class R3 (a)	(1,093,449)	—	(510,067)	—
Total distributions to shareholders	(87,126,508)	(90,820,745)	(75,759,757)	(67,827,643)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Class I
Proceeds from sale of shares sold	674,210	12,879,849	324,765	8,985,590
Reinvestment of distributions	142,173	158,215	83,656	95,025
Cost of shares redeemed	(309,790)	(66,394,108)	(608,609)	(32,410,780)
Net increase (decrease) from capital share transactions	506,593	(53,356,044)	(200,188)	(23,330,165)
Class K
Proceeds from sale of shares sold	527,937,065	627,103,188	507,980,477	576,111,860
Reinvestment of distributions	85,528,085	90,327,195	74,940,696	67,508,650
Cost of shares redeemed	(211,406,478)	(191,117,290)	(174,243,633)	(156,483,523)
Net increase (decrease) from capital share transactions	402,058,672	526,313,093	408,677,540	487,136,987
Class R3 (a)
Proceeds from sale of shares sold	31,627,371	—	14,113,054	—
Reinvestment of distributions	1,093,449	—	510,067	—
Cost of shares redeemed	(6,340,529)	—	(2,452,560)	—
Net increase (decrease) from capital share transactions	26,380,291	—	12,170,561	—
Net increase (decrease) in net assets from beneficial interest transactions	428,945,556	472,957,049	420,647,913	463,806,822
Net increase (decrease) in net assets during the period	8,712,711	552,983,475	58,752,465	541,812,260
Net assets at beginning of period	1,680,740,992	1,127,757,517	1,412,224,835	870,412,575
NET ASSETS AT END OF PERIOD	$1,689,453,703	$1,680,740,992	$1,470,977,300	$1,412,224,835
SHARES OF BENEFICIAL INTEREST:
Class I
Shares sold	51,324	839,017	23,874	573,820
Reinvestment of distributions	12,225	10,409	6,989	6,045
Shares redeemed	(23,641)	(4,214,620)	(44,775)	(2,011,432)
Net increase (decrease) from share transactions	39,908	(3,365,194)	(13,912)	(1,431,567)
Class K
Shares sold	39,669,207	40,764,812	37,429,387	36,788,078
Reinvestment of distributions	7,266,617	5,880,677	6,229,484	4,272,699
Shares redeemed	(16,004,941)	(12,399,522)	(12,888,813)	(9,917,543)
Net increase (decrease) from share transactions	30,930,883	34,245,967	30,770,058	31,143,234
Class R3 (a)
Shares sold	2,228,292	—	985,464	—
Reinvestment of distributions	92,823	—	42,364	—
Shares redeemed	(496,586)	—	(193,683)	—
Net increase (decrease) from share transactions	1,824,529	—	834,145	—

(a)	For the period February 28, 2022 (commencement date) through December 31, 2022 for State Street Target Retirement 2040 Fund, State Street Target Retirement 2045 Fund and State Street Target Retirement 2055 Fund, and for the period February 11, 2022 (commencement date) through December 31, 2022 for State Street Target Retirement 2050 Fund and State Street Target Retirement 2060 Fund.
See accompanying notes to financial statements.
74

State Street Target Retirement 2050 Fund		State Street Target Retirement 2055 Fund		State Street Target Retirement 2060 Fund
Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/22	Year Ended 12/31/21

$ 18,784,041	$ 19,797,248	$ 12,817,591	$ 12,382,294	$ 7,115,375	$ 6,076,435
11,249,333	48,411,509	5,074,133	29,248,270	1,917,119	12,890,107
(243,463,420)	37,553,333	(154,965,655)	20,480,554	(77,269,688)	9,059,400
(213,430,046)	105,762,090	(137,073,931)	62,111,118	(68,237,194)	28,025,942

(100,096)	(73,935)	(46,990)	(30,065)	(23,795)	(24,738)
(58,757,541)	(48,748,642)	(36,948,425)	(28,019,835)	(17,776,618)	(12,726,460)
(672,603)	—	(369,332)	—	(118,701)	—
(59,530,240)	(48,822,577)	(37,364,747)	(28,049,900)	(17,919,114)	(12,751,198)

815,271	5,044,364	630,474	3,022,394	284,754	1,548,758
100,096	73,935	46,990	27,968	23,795	19,386
(156,610)	(30,310,706)	(191,730)	(12,345,103)	(205,747)	(4,826,851)
758,757	(25,192,407)	485,734	(9,294,741)	102,802	(3,258,707)

452,675,013	453,103,035	359,098,735	336,585,122	248,839,705	191,745,420
58,474,775	48,538,463	36,802,847	27,895,117	17,716,056	12,681,434
(142,083,622)	(121,404,950)	(94,642,104)	(79,612,262)	(62,849,541)	(42,477,673)
369,066,166	380,236,548	301,259,478	284,867,977	203,706,220	161,949,181

20,106,812	—	11,048,028	—	4,224,753	—
672,603	—	369,332	—	118,701	—
(4,827,408)	—	(1,879,933)	—	(648,822)	—
15,952,007	—	9,537,427	—	3,694,632	—
385,776,930	355,044,141	311,282,639	275,573,236	207,503,654	158,690,474
112,816,644	411,983,654	136,843,961	309,634,454	121,347,346	173,965,218
1,023,555,507	611,571,853	642,549,207	332,914,753	314,815,062	140,849,844
$1,136,372,151	$1,023,555,507	$ 779,393,168	$642,549,207	$436,162,408	$314,815,062

61,973	326,889	46,606	192,568	20,617	99,197
8,468	4,730	3,864	1,749	1,933	1,206
(11,751)	(1,887,454)	(14,211)	(756,819)	(14,707)	(296,327)
58,690	(1,555,835)	36,259	(562,502)	7,843	(195,924)

33,722,496	28,923,614	26,307,407	21,161,194	18,295,114	12,026,643
4,897,385	3,077,899	3,011,690	1,736,932	1,434,498	787,178
(10,578,047)	(7,731,036)	(6,950,133)	(4,969,215)	(4,609,612)	(2,659,102)
28,041,834	24,270,477	22,368,964	17,928,911	15,120,000	10,154,719

1,398,289	—	756,231	—	293,422	—
56,285	—	30,199	—	9,611	—
(364,054)	—	(142,468)	—	(48,488)	—
1,090,520	—	643,962	—	254,545	—
75

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATEMENTS OF CHANGES IN NET ASSETS  (continued)

	State Street Target Retirement 2065 Fund
	Year Ended 12/31/22	Year Ended 12/31/21
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ 1,501,243	$ 783,157
Net realized gain (loss)	(585,399)	1,368,099
Net change in unrealized appreciation/depreciation	(11,337,553)	(109,925)
Net increase (decrease) in net assets resulting from operations	(10,421,709)	2,041,331
DISTRIBUTIONS TO SHAREHOLDERS:
Class I	(5,190)	(4,641)
Class K	(2,663,263)	(1,160,629)
Class R3 (a)	(3,772)	—
Total distributions to shareholders	(2,672,225)	(1,165,270)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Class I
Proceeds from sale of shares sold	64,352	26,662
Reinvestment of distributions	1,889	645
Cost of shares redeemed	(13,341)	(1,537)
Net increase (decrease) from capital share transactions	52,900	25,770
Class K
Proceeds from sale of shares sold	68,651,522	42,293,713
Reinvestment of distributions	2,662,446	1,156,326
Cost of shares redeemed	(7,912,213)	(4,627,119)
Net increase (decrease) from capital share transactions	63,401,755	38,822,920
Class R3 (a)
Proceeds from sale of shares sold	170,124	—
Reinvestment of distributions	3,772	—
Cost of shares redeemed	(15,261)	—
Net increase (decrease) from capital share transactions	158,635	—
Net increase (decrease) in net assets from beneficial interest transactions	63,613,290	38,848,690
Net increase (decrease) in net assets during the period	50,519,356	39,724,751
Net assets at beginning of period	43,418,981	3,694,230
NET ASSETS AT END OF PERIOD	$ 93,938,337	$43,418,981
SHARES OF BENEFICIAL INTEREST:
Class I
Shares sold	5,124	1,769
Reinvestment of distributions	160	42
Shares redeemed	(1,056)	(100)
Net increase (decrease) from share transactions	4,228	1,711
Class K
Shares sold	5,364,572	2,812,786
Reinvestment of distributions	225,059	75,924
Shares redeemed	(605,101)	(308,959)
Net increase (decrease) from share transactions	4,984,530	2,579,751
Class R3 (a)
Shares sold	13,634	—
Reinvestment of distributions	318	—
Shares redeemed	(1,272)	—
Net increase (decrease) from share transactions	12,680	—

(a)	For the period February 28, 2022 (commencement date) through December 31, 2022.
See accompanying notes to financial statements.
76

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TARGET RETIREMENT FUND
FINANCIAL HIGHLIGHTS
Selected data for a share outstanding throughout each period

	Class I
	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20	Year Ended 12/31/19	Year Ended 12/31/18
Net asset value, beginning of period	$ 12.01	$ 11.99	$ 11.05	$10.02	$10.73
Income (loss) from investment operations:
Net investment income (loss) (a)	0.31	0.17	0.38	0.29	0.28
Net realized and unrealized gain (loss)	(1.77)	0.65	0.75	1.11	(0.55)
Total from investment operations	(1.46)	0.82	1.13	1.40	(0.27)
Distributions to shareholders from:
Net investment income	(0.31)	(0.28)	(0.18)	(0.31)	(0.29)
Net realized gains	(0.21)	(0.52)	(0.01)	(0.06)	(0.15)
Total distributions	(0.52)	(0.80)	(0.19)	(0.37)	(0.44)
Net asset value, end of period	$ 10.03	$12.01	$ 11.99	$ 11.05	$10.02
Total return (b)	(12.19)%	6.87%	10.25%	13.98%	(2.50)%(c)
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$ 724	$ 906	$21,801	$ 78	$ 108
Ratios to Average Net Assets:
Total expenses (d)	0.28%	0.42%	0.24%	0.24%	0.25%
Net expenses (d)	0.10%	0.24%	0.02%	(0.03)%(e)	(0.03)%(e)
Net investment income (loss)	2.79%	1.36%	3.26%	2.64%	2.62%
Portfolio turnover rate	17%	33%	24%	26%	53%
(a)	Net investment income per share is calculated using the average shares method.
(b)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.
(c)	If the Affiliates had not made a contribution during the period ended December 31, 2018, total return would have remained (2.50)%.
(d)	Does not include expenses of the Underlying Funds in which the Fund invests.
(e)	Due to the Fund waiving acquired Fund fees, the waiver exceeded total fund expenses.
See accompanying notes to financial statements.
77

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TARGET RETIREMENT FUND
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	Class K
	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20	Year Ended 12/31/19	Year Ended 12/31/18
Net asset value, beginning of period	$ 12.08	$ 11.97	$ 11.03	$ 10.00	$ 10.71
Income (loss) from investment operations:
Net investment income (loss) (a)	0.32	0.30	0.26	0.32	0.29
Net realized and unrealized gain (loss)	(1.78)	0.64	0.87	1.08	(0.56)
Total from investment operations	(1.46)	0.94	1.13	1.40	(0.27)
Distributions to shareholders from:
Net investment income	(0.32)	(0.31)	(0.18)	(0.31)	(0.29)
Net realized gains	(0.21)	(0.52)	(0.01)	(0.06)	(0.15)
Total distributions	(0.53)	(0.83)	(0.19)	(0.37)	(0.44)
Net asset value, end of period	$ 10.09	$ 12.08	$ 11.97	$ 11.03	$ 10.00
Total return (b)	(12.11)%	7.92%	10.29%	14.00%	(2.50)%(c)
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$596,200	$635,314	$491,138	$219,066	$200,840
Ratios to Average Net Assets:
Total expenses (d)	0.16%	0.15%	0.19%	0.24%	0.24%
Net expenses (d)	(0.02)%(e)	(0.03)%(e)	(0.03)%(e)	(0.03)%(e)	(0.04)%(e)
Net investment income (loss)	2.93%	2.40%	2.29%	2.92%	2.69%
Portfolio turnover rate	17%	33%	24%	26%	53%
(a)	Net investment income per share is calculated using the average shares method.
(b)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.
(c)	If the Affiliates had not made a contribution during the period ended December 31, 2018, total return would have remained (2.50)%.
(d)	Does not include expenses of the Underlying Funds in which the Fund invests.
(e)	Due to the Fund waiving acquired Fund fees, the waiver exceeded total fund expenses.
See accompanying notes to financial statements.
78

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TARGET RETIREMENT FUND
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

Class R3
For the Period 2/28/22*- 12/31/22
Net asset value, beginning of period	$ 11.59
Income (loss) from investment operations:
Net investment income (loss) (a)	0.25
Net realized and unrealized gain (loss)	(1.27)
Total from investment operations	(1.02)
Distributions to shareholders from:
Net investment income	(0.26)
Net realized gains	(0.21)
Total distributions	(0.47)
Net asset value, end of period	$10.10
Total return (b)	(8.77)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$2,548
Ratios to Average Net Assets:
Total expenses (c)	0.66%(d)
Net expenses (c)	0.48%(d)
Net investment income (loss)	2.76%(d)
Portfolio turnover rate	17%
*	Commencement of operations.
(a)	Net investment income per share is calculated using the average shares method.
(b)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.
(c)	Does not include expenses of the Underlying Funds in which the Fund invests.
(d)	Annualized.
See accompanying notes to financial statements.
79

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TARGET RETIREMENT 2020 FUND
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	Class I
	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20	Year Ended 12/31/19	Year Ended 12/31/18
Net asset value, beginning of period	$ 12.44	$12.22	$ 11.39	$10.29	$ 11.34
Income (loss) from investment operations:
Net investment income (loss) (a)	0.31	0.17	0.40	0.32	0.43
Net realized and unrealized gain (loss)	(1.99)	0.90	0.92	1.48	(0.90)
Total from investment operations	(1.68)	1.07	1.32	1.80	(0.47)
Distributions to shareholders from:
Net investment income	(0.32)	(0.28)	(0.25)	(0.33)	(0.29)
Net realized gains	(0.43)	(0.57)	(0.24)	(0.37)	(0.29)
Total distributions	(0.75)	(0.85)	(0.49)	(0.70)	(0.58)
Net asset value, end of period	$ 10.01	$12.44	$ 12.22	$ 11.39	$10.29
Total return (b)	(13.46)%	8.79%	11.57%	17.53%	(4.17)%(c)
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$ 2,656	$3,059	$41,182	$ 2,116	$1,798
Ratios to Average Net Assets:
Total expenses (d)	0.29%	0.40%	0.19%	0.15%	0.16%
Net expenses (d)	0.12%	0.24%	0.03%	0.01%	0.02%
Net investment income (loss)	2.80%	1.36%	3.39%	2.83%	3.85%
Portfolio turnover rate	22%	27%	37%	21%	22%
(a)	Net investment income per share is calculated using the average shares method.
(b)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.
(c)	If the Affiliates had not made a contribution during the period ended December 31, 2018, total return would have remained (4.17)%.
(d)	Does not include expenses of the Underlying Funds in which the Fund invests.
See accompanying notes to financial statements.
80

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TARGET RETIREMENT 2020 FUND
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	Class K
	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20	Year Ended 12/31/19	Year Ended 12/31/18
Net asset value, beginning of period	$ 12.51	$ 12.23	$ 11.40	$ 10.29	$ 11.34
Income (loss) from investment operations:
Net investment income (loss) (a)	0.33	0.33	0.24	0.33	0.29
Net realized and unrealized gain (loss)	(2.00)	0.84	1.08	1.48	(0.76)
Total from investment operations	(1.67)	1.17	1.32	1.81	(0.47)
Distributions to shareholders from:
Net investment income	(0.33)	(0.32)	(0.25)	(0.33)	(0.29)
Net realized gains	(0.43)	(0.57)	(0.24)	(0.37)	(0.29)
Total distributions	(0.76)	(0.89)	(0.49)	(0.70)	(0.58)
Net asset value, end of period	$ 10.08	$ 12.51	$ 12.23	$ 11.40	$ 10.29
Total return (b)	(13.27)%	9.55%	11.68%	17.55%	(4.16)%(c)
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$835,845	$987,323	$820,938	$783,033	$847,142
Ratios to Average Net Assets:
Total expenses (d)	0.14%	0.13%	0.14%	0.14%	0.15%
Net expenses (d)	(0.02)%(e)	(0.02)%(e)	(0.03)%(e)	(0.01)%(e)	0.01%
Net investment income (loss)	2.90%	2.53%	2.13%	2.88%	2.60%
Portfolio turnover rate	22%	27%	37%	21%	22%
(a)	Net investment income per share is calculated using the average shares method.
(b)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.
(c)	If the Affiliates had not made a contribution during the period ended December 31, 2018, total return would have remained (4.16)%.
(d)	Does not include expenses of the Underlying Funds in which the Fund invests.
(e)	Due to the Fund waiving acquired Fund fees, the waiver exceeded total fund expenses.
See accompanying notes to financial statements.
81

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TARGET RETIREMENT 2020 FUND
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

Class R3
For the Period 2/28/22*- 12/31/22
Net asset value, beginning of period	$ 11.95
Income (loss) from investment operations:
Net investment income (loss) (a)	0.26
Net realized and unrealized gain (loss)	(1.42)
Total from investment operations	(1.16)
Distributions to shareholders from:
Net investment income	(0.28)
Net realized gains	(0.43)
Total distributions	(0.71)
Net asset value, end of period	$ 10.08
Total return (b)	(9.67)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$12,939
Ratios to Average Net Assets:
Total expenses (c)	0.64%(d)
Net expenses (c)	0.48%(d)
Net investment income (loss)	2.78%(d)
Portfolio turnover rate	22%
*	Commencement of operations.
(a)	Net investment income per share is calculated using the average shares method.
(b)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.
(c)	Does not include expenses of the Underlying Funds in which the Fund invests.
(d)	Annualized.
See accompanying notes to financial statements.
82

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TARGET RETIREMENT 2025 FUND
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	Class I
	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20	Year Ended 12/31/19	Year Ended 12/31/18
Net asset value, beginning of period	$ 13.50	$13.06	$ 11.92	$10.53	$ 11.74
Income (loss) from investment operations:
Net investment income (loss) (a)	0.30	0.15	0.50	0.37	0.23
Net realized and unrealized gain (loss)	(2.40)	1.16	1.26	1.81	(0.87)
Total from investment operations	(2.10)	1.31	1.76	2.18	(0.64)
Distributions to shareholders from:
Net investment income	(0.30)	(0.29)	(0.25)	(0.33)	(0.29)
Net realized gains	(0.40)	(0.58)	(0.37)	(0.46)	(0.28)
Total distributions	(0.70)	(0.87)	(0.62)	(0.79)	(0.57)
Net asset value, end of period	$ 10.70	$13.50	$ 13.06	$ 11.92	$10.53
Total return (b)	(15.47)%	10.03%	14.66%	20.76%	(5.48)%(c)
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$ 3,610	$5,301	$59,792	$2,019	$1,155
Ratios to Average Net Assets:
Total expenses (d)	0.26%	0.38%	0.19%	0.15%	0.15%
Net expenses (d)	0.13%	0.25%	0.04%	0.02%	0.05%
Net investment income (loss)	2.46%	1.11%	3.96%	3.10%	1.98%
Portfolio turnover rate	16%	24%	39%	27%	15%
(a)	Net investment income per share is calculated using the average shares method.
(b)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.
(c)	If the Affiliates had not made a contribution during the period ended December 31, 2018, total return would have remained (5.48)%.
(d)	Does not include expenses of the Underlying Funds in which the Fund invests.
See accompanying notes to financial statements.
83

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TARGET RETIREMENT 2025 FUND
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	Class K
	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20	Year Ended 12/31/19	Year Ended 12/31/18
Net asset value, beginning of period	$ 13.60	$ 13.09	$ 11.94	$ 10.55	$ 11.75
Income (loss) from investment operations:
Net investment income (loss) (a)	0.33	0.36	0.27	0.33	0.31
Net realized and unrealized gain (loss)	(2.42)	1.06	1.50	1.85	(0.94)
Total from investment operations	(2.09)	1.42	1.77	2.18	(0.63)
Distributions to shareholders from:
Net investment income	(0.32)	(0.33)	(0.25)	(0.33)	(0.29)
Net realized gains	(0.40)	(0.58)	(0.37)	(0.46)	(0.28)
Total distributions	(0.72)	(0.91)	(0.62)	(0.79)	(0.57)
Net asset value, end of period	$ 10.79	$ 13.60	$ 13.09	$ 11.94	$ 10.55
Total return (b)	(15.33)%	10.81%	14.84%	20.63%	(5.38)%(c)
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$1,615,466	$1,738,831	$1,228,301	$1,035,188	$1,007,169
Ratios to Average Net Assets:
Total expenses (d)	0.13%	0.13%	0.14%	0.14%	0.14%
Net expenses (d)	0.00%(e)	0.00%(e)	(0.01)%(f)	0.01%	0.04%
Net investment income (loss)	2.73%	2.57%	2.24%	2.83%	2.63%
Portfolio turnover rate	16%	24%	39%	27%	15%
(a)	Net investment income per share is calculated using the average shares method.
(b)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.
(c)	If the Affiliates had not made a contribution during the period ended December 31, 2018, total return would have remained (5.38)%.
(d)	Does not include expenses of the Underlying Funds in which the Fund invests.
(e)	Amount is less than 0.005%.
(f)	Due to the Fund waiving acquired Fund fees, the waiver exceeded total fund expenses.
See accompanying notes to financial statements.
84

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TARGET RETIREMENT 2025 FUND
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

Class R3
For the Period 2/28/22*- 12/31/22
Net asset value, beginning of period	$ 12.89
Income (loss) from investment operations:
Net investment income (loss) (a)	0.26
Net realized and unrealized gain (loss)	(1.69)
Total from investment operations	(1.43)
Distributions to shareholders from:
Net investment income	(0.26)
Net realized gains	(0.40)
Total distributions	(0.66)
Net asset value, end of period	$ 10.80
Total return (b)	(10.96)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$11,524
Ratios to Average Net Assets:
Total expenses (c)	0.63%(d)
Net expenses (c)	0.50%(d)
Net investment income (loss)	2.64%(d)
Portfolio turnover rate	16%
*	Commencement of operations.
(a)	Net investment income per share is calculated using the average shares method.
(b)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.
(c)	Does not include expenses of the Underlying Funds in which the Fund invests.
(d)	Annualized.
See accompanying notes to financial statements.
85

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TARGET RETIREMENT 2030 FUND
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	Class I
	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20	Year Ended 12/31/19	Year Ended 12/31/18
Net asset value, beginning of period	$ 14.29	$13.70	$ 12.26	$10.67	$ 11.98
Income (loss) from investment operations:
Net investment income (loss) (a)	0.26	0.11	0.53	0.38	0.29
Net realized and unrealized gain (loss)	(2.71)	1.36	1.58	2.03	(1.05)
Total from investment operations	(2.45)	1.47	2.11	2.41	(0.76)
Distributions to shareholders from:
Net investment income	(0.26)	(0.27)	(0.24)	(0.32)	(0.27)
Net realized gains	(0.39)	(0.61)	(0.43)	(0.50)	(0.28)
Total distributions	(0.65)	(0.88)	(0.67)	(0.82)	(0.55)
Net asset value, end of period	$ 11.19	$14.29	$ 13.70	$12.26	$10.67
Total return (b)	(17.13)%	10.76%	17.26%	22.55%	(6.24)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$ 6,903	$8,838	$69,750	$2,837	$1,768
Ratios to Average Net Assets:
Total expenses (c)	0.25%	0.37%	0.19%	0.15%	0.15%
Net expenses (c)	0.15%	0.27%	0.08%	0.04%	0.07%
Net investment income (loss)	2.04%	0.74%	4.00%	3.12%	2.44%
Portfolio turnover rate	14%	22%	27%	30%	12%
(a)	Net investment income per share is calculated using the average shares method.
(b)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.
(c)	Does not include expenses of the Underlying Funds in which the Fund invests.
See accompanying notes to financial statements.
86

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TARGET RETIREMENT 2030 FUND
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	Class K
	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20	Year Ended 12/31/19	Year Ended 12/31/18
Net asset value, beginning of period	$ 14.36	$ 13.72	$ 12.27	$ 10.69	$ 12.00
Income (loss) from investment operations:
Net investment income (loss) (a)	0.29	0.35	0.27	0.33	0.29
Net realized and unrealized gain (loss)	(2.73)	1.21	1.86	2.07	(1.04)
Total from investment operations	(2.44)	1.56	2.13	2.40	(0.75)
Distributions to shareholders from:
Net investment income	(0.27)	(0.31)	(0.25)	(0.32)	(0.28)
Net realized gains	(0.39)	(0.61)	(0.43)	(0.50)	(0.28)
Total distributions	(0.66)	(0.92)	(0.68)	(0.82)	(0.56)
Net asset value, end of period	$ 11.26	$ 14.36	$ 13.72	$ 12.27	$ 10.69
Total return (b)	(16.95)%	11.37%	17.24%	22.52%	(6.22)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$1,991,503	$2,055,047	$1,367,241	$1,072,332	$960,339
Ratios to Average Net Assets:
Total expenses (c)	0.13%	0.12%	0.14%	0.14%	0.14%
Net expenses (c)	0.02%	0.03%	0.03%	0.03%	0.06%
Net investment income (loss)	2.30%	2.37%	2.13%	2.75%	2.43%
Portfolio turnover rate	14%	22%	27%	30%	12%
(a)	Net investment income per share is calculated using the average shares method.
(b)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.
(c)	Does not include expenses of the Underlying Funds in which the Fund invests.
See accompanying notes to financial statements.
87

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TARGET RETIREMENT 2030 FUND
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

Class R3
For the Period 2/28/22*- 12/31/22
Net asset value, beginning of period	$ 13.51
Income (loss) from investment operations:
Net investment income (loss) (a)	0.21
Net realized and unrealized gain (loss)	(1.85)
Total from investment operations	(1.64)
Distributions to shareholders from:
Net investment income	(0.21)
Net realized gains	(0.39)
Total distributions	(0.60)
Net asset value, end of period	$ 11.27
Total return (b)	(12.10)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$26,891
Ratios to Average Net Assets:
Total expenses (c)	0.63%(d)
Net expenses (c)	0.52%(d)
Net investment income (loss)	2.04%(d)
Portfolio turnover rate	14%
*	Commencement of operations.
(a)	Net investment income per share is calculated using the average shares method.
(b)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.
(c)	Does not include expenses of the Underlying Funds in which the Fund invests.
(d)	Annualized.
See accompanying notes to financial statements.
88

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TARGET RETIREMENT 2035 FUND
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	Class I
	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20	Year Ended 12/31/19	Year Ended 12/31/18
Net asset value, beginning of period	$ 14.96	$14.16	$ 12.54	$10.80	$12.18
Income (loss) from investment operations:
Net investment income (loss) (a)	0.21	0.06	0.56	0.36	0.30
Net realized and unrealized gain (loss)	(2.92)	1.55	1.71	2.19	(1.14)
Total from investment operations	(2.71)	1.61	2.27	2.55	(0.84)
Distributions to shareholders from:
Net investment income	(0.22)	(0.26)	(0.24)	(0.30)	(0.26)
Net realized gains	(0.39)	(0.55)	(0.41)	(0.51)	(0.28)
Total distributions	(0.61)	(0.81)	(0.65)	(0.81)	(0.54)
Net asset value, end of period	$ 11.64	$14.96	$ 14.16	$12.54	$10.80
Total return (b)	(18.02)%	11.38%	18.05%	23.62%	(6.88)%(c)
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$ 3,527	$4,878	$49,518	$1,193	$ 442
Ratios to Average Net Assets:
Total expenses (d)	0.28%	0.38%	0.20%	0.21%	0.16%
Net expenses (d)	0.19%	0.29%	0.10%	0.12%	0.07%
Net investment income (loss)	1.60%	0.41%	4.14%	2.95%	2.49%
Portfolio turnover rate	12%	19%	22%	28%	13%
(a)	Net investment income per share is calculated using the average shares method.
(b)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.
(c)	If the Affiliates had not made a contribution during the period ended December 31, 2018, total return would have remained (6.88)%.
(d)	Does not include expenses of the Underlying Funds in which the Fund invests.
See accompanying notes to financial statements.
89

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TARGET RETIREMENT 2035 FUND
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	Class K
	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20	Year Ended 12/31/19	Year Ended 12/31/18
Net asset value, beginning of period	$ 15.09	$ 14.21	$ 12.57	$ 10.83	$ 12.21
Income (loss) from investment operations:
Net investment income (loss) (a)	0.26	0.34	0.26	0.32	0.28
Net realized and unrealized gain (loss)	(2.97)	1.39	2.03	2.24	(1.12)
Total from investment operations	(2.71)	1.73	2.29	2.56	(0.84)
Distributions to shareholders from:
Net investment income	(0.24)	(0.30)	(0.24)	(0.31)	(0.26)
Net realized gains	(0.39)	(0.55)	(0.41)	(0.51)	(0.28)
Total distributions	(0.63)	(0.85)	(0.65)	(0.82)	(0.54)
Net asset value, end of period	$ 11.75	$ 15.09	$ 14.21	$ 12.57	$ 10.83
Total return (b)	(17.89)%	12.18%	18.19%	23.61%	(6.85)%(c)
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$1,883,267	$1,863,635	$1,215,824	$907,369	$796,187
Ratios to Average Net Assets:
Total expenses (d)	0.13%	0.13%	0.14%	0.15%	0.15%
Net expenses (d)	0.04%	0.04%	0.04%	0.05%	0.07%
Net investment income (loss)	2.00%	2.26%	2.03%	2.60%	2.30%
Portfolio turnover rate	12%	19%	22%	28%	13%
(a)	Net investment income per share is calculated using the average shares method.
(b)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.
(c)	If the Affiliates had not made a contribution during the period ended December 31, 2018, total return would have remained (6.85)%.
(d)	Does not include expenses of the Underlying Funds in which the Fund invests.
See accompanying notes to financial statements.
90

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TARGET RETIREMENT 2035 FUND
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

Class R3
For the Period 2/28/22*- 12/31/22
Net asset value, beginning of period	$ 14.13
Income (loss) from investment operations:
Net investment income (loss) (a)	0.18
Net realized and unrealized gain (loss)	(1.98)
Total from investment operations	(1.80)
Distributions to shareholders from:
Net investment income	(0.18)
Net realized gains	(0.39)
Total distributions	(0.57)
Net asset value, end of period	$ 11.76
Total return (b)	(12.69)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$11,922
Ratios to Average Net Assets:
Total expenses (c)	0.63%(d)
Net expenses (c)	0.54%(d)
Net investment income (loss)	1.70%(d)
Portfolio turnover rate	12%
*	Commencement of operations.
(a)	Net investment income per share is calculated using the average shares method.
(b)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.
(c)	Does not include expenses of the Underlying Funds in which the Fund invests.
(d)	Annualized.
See accompanying notes to financial statements.
91

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TARGET RETIREMENT 2040 FUND
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	Class I
	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20	Year Ended 12/31/19	Year Ended 12/31/18
Net asset value, beginning of period	$ 15.19	$14.35	$ 12.65	$10.79	$12.26
Income (loss) from investment operations:
Net investment income (loss) (a)	0.21	0.02	0.58	0.29	0.31
Net realized and unrealized gain (loss)	(3.03)	1.67	1.79	2.37	(1.23)
Total from investment operations	(2.82)	1.69	2.37	2.66	(0.92)
Distributions to shareholders from:
Net investment income	(0.20)	(0.26)	(0.23)	(0.30)	(0.26)
Net realized gains	(0.43)	(0.59)	(0.44)	(0.50)	(0.29)
Total distributions	(0.63)	(0.85)	(0.67)	(0.80)	(0.55)
Net asset value, end of period	$ 11.74	$15.19	$ 14.35	$12.65	$10.79
Total return (b)	(18.51)%	11.75%	18.70%	24.64%	(7.46)%(c)
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$ 2,780	$2,991	$51,116	$1,398	$1,247
Ratios to Average Net Assets:
Total expenses (d)	0.28%	0.39%	0.20%	0.17%	0.19%
Net expenses (d)	0.20%	0.32%	0.10%	0.07%	0.09%
Net investment income (loss)	1.62%	0.12%	4.25%	2.33%	2.50%
Portfolio turnover rate	12%	19%	19%	32%	11%
(a)	Net investment income per share is calculated using the average shares method.
(b)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.
(c)	If the Affiliates had not made a contribution during the period ended December 31, 2018, total return would have remained (7.46)%.
(d)	Does not include expenses of the Underlying Funds in which the Fund invests.
See accompanying notes to financial statements.
92

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TARGET RETIREMENT 2040 FUND
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	Class K
	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20	Year Ended 12/31/19	Year Ended 12/31/18
Net asset value, beginning of period	$ 15.36	$ 14.36	$ 12.66	$ 10.79	$ 12.27
Income (loss) from investment operations:
Net investment income (loss) (a)	0.24	0.35	0.25	0.32	0.28
Net realized and unrealized gain (loss)	(3.07)	1.54	2.12	2.35	(1.21)
Total from investment operations	(2.83)	1.89	2.37	2.67	(0.93)
Distributions to shareholders from:
Net investment income	(0.22)	(0.30)	(0.23)	(0.30)	(0.26)
Net realized gains	(0.43)	(0.59)	(0.44)	(0.50)	(0.29)
Total distributions	(0.65)	(0.89)	(0.67)	(0.80)	(0.55)
Net asset value, end of period	$ 11.88	$ 15.36	$ 14.36	$ 12.66	$ 10.79
Total return (b)	(18.40)%	13.15%	18.79%	24.66%	(7.52)%(c)
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$1,664,976	$1,677,750	$1,076,641	$778,976	$636,762
Ratios to Average Net Assets:
Total expenses (d)	0.14%	0.13%	0.15%	0.16%	0.16%
Net expenses (d)	0.05%	0.05%	0.05%	0.05%	0.07%
Net investment income (loss)	1.79%	2.23%	1.94%	2.63%	2.24%
Portfolio turnover rate	12%	19%	19%	32%	11%
(a)	Net investment income per share is calculated using the average shares method.
(b)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.
(c)	If the Affiliates had not made a contribution during the period ended December 31, 2018, total return would have remained (7.52)%.
(d)	Does not include expenses of the Underlying Funds in which the Fund invests.
See accompanying notes to financial statements.
93

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TARGET RETIREMENT 2040 FUND
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

Class R3
For the Period 2/28/22*- 12/31/22
Net asset value, beginning of period	$ 14.35
Income (loss) from investment operations:
Net investment income (loss) (a)	0.16
Net realized and unrealized gain (loss)	(2.03)
Total from investment operations	(1.87)
Distributions to shareholders from:
Net investment income	(0.16)
Net realized gains	(0.43)
Total distributions	(0.59)
Net asset value, end of period	$ 11.89
Total return (b)	(13.03)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$21,698
Ratios to Average Net Assets:
Total expenses (c)	0.64%(d)
Net expenses (c)	0.55%(d)
Net investment income (loss)	1.44%(d)
Portfolio turnover rate	12%
*	Commencement of operations.
(a)	Net investment income per share is calculated using the average shares method.
(b)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.
(c)	Does not include expenses of the Underlying Funds in which the Fund invests.
(d)	Annualized.
See accompanying notes to financial statements.
94

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TARGET RETIREMENT 2045 FUND
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	Class I
	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20	Year Ended 12/31/19	Year Ended 12/31/18
Net asset value, beginning of period	$ 15.72	$14.58	$ 12.72	$10.77	$12.29
Income (loss) from investment operations:
Net investment income (loss) (a)	0.20	0.03	0.58	0.29	0.33
Net realized and unrealized gain (loss)	(3.19)	1.88	1.87	2.45	(1.31)
Total from investment operations	(2.99)	1.91	2.45	2.74	(0.98)
Distributions to shareholders from:
Net investment income	(0.20)	(0.28)	(0.22)	(0.30)	(0.26)
Net realized gains	(0.44)	(0.49)	(0.37)	(0.49)	(0.28)
Total distributions	(0.64)	(0.77)	(0.59)	(0.79)	(0.54)
Net asset value, end of period	$ 12.09	$15.72	$ 14.58	$12.72	$10.77
Total return (b)	(18.93)%	13.08%	19.26%	25.45%	(7.96)%(c)
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$ 1,645	$2,357	$23,059	$ 962	$ 787
Ratios to Average Net Assets:
Total expenses (d)	0.28%	0.39%	0.21%	0.21%	0.20%
Net expenses (d)	0.18%	0.30%	0.10%	0.09%	0.08%
Net investment income (loss)	1.46%	0.17%	4.27%	2.34%	2.68%
Portfolio turnover rate	10%	17%	18%	32%	11%
(a)	Net investment income per share is calculated using the average shares method.
(b)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.
(c)	If the Affiliates had not made a contribution during the period ended December 31, 2018, total return would have remained (7.96)%.
(d)	Does not include expenses of the Underlying Funds in which the Fund invests.
See accompanying notes to financial statements.
95

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TARGET RETIREMENT 2045 FUND
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	Class K
	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20	Year Ended 12/31/19	Year Ended 12/31/18
Net asset value, beginning of period	$ 15.79	$ 14.58	$ 12.72	$ 10.77	$ 12.29
Income (loss) from investment operations:
Net investment income (loss) (a)	0.24	0.37	0.25	0.32	0.28
Net realized and unrealized gain (loss)	(3.21)	1.65	2.21	2.42	(1.26)
Total from investment operations	(2.97)	2.02	2.46	2.74	(0.98)
Distributions to shareholders from:
Net investment income	(0.22)	(0.32)	(0.23)	(0.30)	(0.26)
Net realized gains	(0.44)	(0.49)	(0.37)	(0.49)	(0.28)
Total distributions	(0.66)	(0.81)	(0.60)	(0.79)	(0.54)
Net asset value, end of period	$ 12.16	$ 15.79	$ 14.58	$ 12.72	$ 10.77
Total return (b)	(18.75)%	13.83%	19.28%	25.49%	(7.94)%(c)
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$1,459,184	$1,409,868	$847,354	$587,488	$465,425
Ratios to Average Net Assets:
Total expenses (d)	0.14%	0.14%	0.16%	0.17%	0.19%
Net expenses (d)	0.05%	0.05%	0.05%	0.05%	0.07%
Net investment income (loss)	1.80%	2.32%	1.93%	2.62%	2.29%
Portfolio turnover rate	10%	17%	18%	32%	11%
(a)	Net investment income per share is calculated using the average shares method.
(b)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.
(c)	If the Affiliates had not made a contribution during the period ended December 31, 2018, total return would have remained (7.94)%.
(d)	Does not include expenses of the Underlying Funds in which the Fund invests.
See accompanying notes to financial statements.
96

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TARGET RETIREMENT 2045 FUND
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

Class R3
For the Period 2/28/22*- 12/31/22
Net asset value, beginning of period	$ 14.72
Income (loss) from investment operations:
Net investment income (loss) (a)	0.17
Net realized and unrealized gain (loss)	(2.13)
Total from investment operations	(1.96)
Distributions to shareholders from:
Net investment income	(0.15)
Net realized gains	(0.44)
Total distributions	(0.59)
Net asset value, end of period	$ 12.17
Total return (b)	(13.21)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$10,148
Ratios to Average Net Assets:
Total expenses (c)	0.64%(d)
Net expenses (c)	0.55%(d)
Net investment income (loss)	1.57%(d)
Portfolio turnover rate	10%
*	Commencement of operations.
(a)	Net investment income per share is calculated using the average shares method.
(b)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.
(c)	Does not include expenses of the Underlying Funds in which the Fund invests.
(d)	Annualized.
See accompanying notes to financial statements.
97

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TARGET RETIREMENT 2050 FUND
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	Class I
	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20	Year Ended 12/31/19	Year Ended 12/31/18
Net asset value, beginning of period	$ 15.62	$14.48	$ 12.60	$10.70	$12.24
Income (loss) from investment operations:
Net investment income (loss) (a)	0.23	0.00(b)	0.61	0.28	0.37
Net realized and unrealized gain (loss)	(3.23)	1.90	1.87	2.47	(1.37)
Total from investment operations	(3.00)	1.90	2.48	2.75	(1.00)
Distributions to shareholders from:
Net investment income	(0.20)	(0.28)	(0.22)	(0.29)	(0.26)
Net realized gains	(0.46)	(0.48)	(0.38)	(0.56)	(0.28)
Total distributions	(0.66)	(0.76)	(0.60)	(0.85)	(0.54)
Net asset value, end of period	$ 11.96	$15.62	$ 14.48	$12.60	$10.70
Total return (c)	(19.19)%	13.12%	19.67%	25.76%	(8.14)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$ 1,923	$1,596	$24,016	$ 448	$ 374
Ratios to Average Net Assets:
Total expenses (d)	0.31%	0.41%	0.24%	0.25%	0.25%
Net expenses (d)	0.21%	0.31%	0.10%	0.09%	0.08%
Net investment income (loss)	1.73%	0.02%	4.48%	2.32%	3.05%
Portfolio turnover rate	10%	17%	16%	41%	11%
(a)	Net investment income per share is calculated using the average shares method.
(b)	Amount is less than $0.005 per share.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.
(d)	Does not include expenses of the Underlying Funds in which the Fund invests.
See accompanying notes to financial statements.
98

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TARGET RETIREMENT 2050 FUND
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	Class K
	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20	Year Ended 12/31/19	Year Ended 12/31/18
Net asset value, beginning of period	$ 15.77	$ 14.49	$ 12.60	$ 10.70	$ 12.24
Income (loss) from investment operations:
Net investment income (loss) (a)	0.25	0.38	0.25	0.34	0.28
Net realized and unrealized gain (loss)	(3.27)	1.70	2.24	2.42	(1.28)
Total from investment operations	(3.02)	2.08	2.49	2.76	(1.00)
Distributions to shareholders from:
Net investment income	(0.21)	(0.32)	(0.22)	(0.30)	(0.26)
Net realized gains	(0.46)	(0.48)	(0.38)	(0.56)	(0.28)
Total distributions	(0.67)	(0.80)	(0.60)	(0.86)	(0.54)
Net asset value, end of period	$ 12.08	$ 15.77	$ 14.49	$ 12.60	$ 10.70
Total return (b)	(19.10)%	14.37%	19.76%	25.81%	(8.13)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$1,121,272	$1,021,959	$587,556	$380,668	$300,431
Ratios to Average Net Assets:
Total expenses (c)	0.16%	0.15%	0.19%	0.21%	0.23%
Net expenses (c)	0.05%	0.05%	0.05%	0.05%	0.07%
Net investment income (loss)	1.84%	2.42%	1.98%	2.74%	2.30%
Portfolio turnover rate	10%	17%	16%	41%	11%
(a)	Net investment income per share is calculated using the average shares method.
(b)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.
(c)	Does not include expenses of the Underlying Funds in which the Fund invests.
See accompanying notes to financial statements.
99

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TARGET RETIREMENT 2050 FUND
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

Class R3
For the Period 2/11/22*- 12/31/22
Net asset value, beginning of period	$ 14.87
Income (loss) from investment operations:
Net investment income (loss) (a)	0.17
Net realized and unrealized gain (loss)	(2.35)
Total from investment operations	(2.18)
Distributions to shareholders from:
Net investment income	(0.15)
Net realized gains	(0.46)
Total distributions	(0.61)
Net asset value, end of period	$ 12.08
Total return (b)	(14.64)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$13,177
Ratios to Average Net Assets:
Total expenses (c)	0.66%(d)
Net expenses (c)	0.55%(d)
Net investment income (loss)	1.47%(d)
Portfolio turnover rate	10%
*	Commencement of operations.
(a)	Net investment income per share is calculated using the average shares method.
(b)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.
(c)	Does not include expenses of the Underlying Funds in which the Fund invests.
(d)	Annualized.
See accompanying notes to financial statements.
100

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TARGET RETIREMENT 2055 FUND
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	Class I
	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20	Year Ended 12/31/19	Year Ended 12/31/18
Net asset value, beginning of period	$ 15.98	$14.72	$12.68	$10.70	$12.25
Income (loss) from investment operations:
Net investment income (loss) (a)	0.23	0.01	0.63	0.33	0.31
Net realized and unrealized gain (loss)	(3.31)	1.95	1.86	2.41	(1.29)
Total from investment operations	(3.08)	1.96	2.49	2.74	(0.98)
Distributions to shareholders from:
Net investment income	(0.20)	(0.28)	(0.22)	(0.30)	(0.25)
Net realized gains	(0.41)	(0.42)	(0.23)	(0.46)	(0.32)
Total distributions	(0.61)	(0.70)	(0.45)	(0.76)	(0.57)
Net asset value, end of period	$ 12.29	$15.98	$14.72	$12.68	$10.70
Total return (b)	(19.23)%	13.32%	19.60%	25.65%	(7.93)%(c)
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$ 996	$ 715	$8,940	$ 241	$ 130
Ratios to Average Net Assets:
Total expenses (d)	0.34%	0.44%	0.32%	0.30%	0.40%
Net expenses (d)	0.21%	0.31%	0.09%	0.05%	0.07%
Net investment income (loss)	1.72%	0.05%	4.61%	2.69%	2.53%
Portfolio turnover rate	9%	15%	18%	42%	16%
(a)	Net investment income per share is calculated using the average shares method.
(b)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.
(c)	If the Affiliates had not made a contribution during the period ended December 31, 2018, total return would have remained (7.93)%.
(d)	Does not include expenses of the Underlying Funds in which the Fund invests.
See accompanying notes to financial statements.
101

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TARGET RETIREMENT 2055 FUND
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	Class K
	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20	Year Ended 12/31/19	Year Ended 12/31/18
Net asset value, beginning of period	$ 16.06	$ 14.70	$ 12.66	$ 10.68	$ 12.23
Income (loss) from investment operations:
Net investment income (loss) (a)	0.26	0.40	0.26	0.35	0.30
Net realized and unrealized gain (loss)	(3.33)	1.71	2.23	2.39	(1.28)
Total from investment operations	(3.07)	2.11	2.49	2.74	(0.98)
Distributions to shareholders from:
Net investment income	(0.22)	(0.33)	(0.22)	(0.30)	(0.25)
Net realized gains	(0.41)	(0.42)	(0.23)	(0.46)	(0.32)
Total distributions	(0.63)	(0.75)	(0.45)	(0.76)	(0.57)
Net asset value, end of period	$ 12.36	$ 16.06	$ 14.70	$ 12.66	$ 10.68
Total return (b)	(19.09)%	14.31%	19.65%	25.70%	(7.94)%(c)
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$770,434	$641,834	$323,975	$195,598	$132,520
Ratios to Average Net Assets:
Total expenses (d)	0.18%	0.18%	0.27%	0.30%	0.40%
Net expenses (d)	0.05%	0.05%	0.04%	0.05%	0.07%
Net investment income (loss)	1.90%	2.52%	2.05%	2.86%	2.49%
Portfolio turnover rate	9%	15%	18%	42%	16%
(a)	Net investment income per share is calculated using the average shares method.
(b)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.
(c)	If the Affiliates had not made a contribution during the period ended December 31, 2018, total return would have remained (7.94)%.
(d)	Does not include expenses of the Underlying Funds in which the Fund invests.
See accompanying notes to financial statements.
102

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TARGET RETIREMENT 2055 FUND
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

Class R3
For the Period 2/28/22*- 12/31/22
Net asset value, beginning of period	$ 14.94
Income (loss) from investment operations:
Net investment income (loss) (a)	0.17
Net realized and unrealized gain (loss)	(2.18)
Total from investment operations	(2.01)
Distributions to shareholders from:
Net investment income	(0.15)
Net realized gains	(0.41)
Total distributions	(0.56)
Net asset value, end of period	$ 12.37
Total return (b)	(13.40)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$ 7,963
Ratios to Average Net Assets:
Total expenses (c)	0.68%(d)
Net expenses (c)	0.55%(d)
Net investment income (loss)	1.54%(d)
Portfolio turnover rate	9%
*	Commencement of operations.
(a)	Net investment income per share is calculated using the average shares method.
(b)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.
(c)	Does not include expenses of the Underlying Funds in which the Fund invests.
(d)	Annualized.
See accompanying notes to financial statements.
103

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TARGET RETIREMENT 2060 FUND
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	Class I
	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20	Year Ended 12/31/19	Year Ended 12/31/18
Net asset value, beginning of period	$ 16.06	$14.69	$12.53	$10.28	$ 11.91
Income (loss) from investment operations:
Net investment income (loss) (a)	0.22	0.05	0.59	0.29	0.30
Net realized and unrealized gain (loss)	(3.30)	1.97	1.87	2.37	(1.27)
Total from investment operations	(3.08)	2.02	2.46	2.66	(0.97)
Distributions to shareholders from:
Net investment income	(0.20)	(0.29)	(0.22)	(0.28)	(0.24)
Net realized gains	(0.33)	(0.36)	(0.08)	(0.13)	(0.42)
Total distributions	(0.53)	(0.65)	(0.30)	(0.41)	(0.66)
Net asset value, end of period	$ 12.45	$16.06	$14.69	$12.53	$10.28
Total return (b)	(19.16)%	13.75%	19.61%	25.86%	(8.13)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$ 588	$ 633	$3,458	$ 163	$ 121
Ratios to Average Net Assets:
Total expenses (c)	0.38%	0.50%	0.54%	0.85%	1.56%
Net expenses (c)	0.18%	0.28%	0.09%	0.04%	0.06%
Net investment income (loss)	1.60%	0.33%	4.41%	2.42%	2.55%
Portfolio turnover rate	9%	13%	25%	29%	38%
(a)	Net investment income per share is calculated using the average shares method.
(b)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.
(c)	Does not include expenses of the Underlying Funds in which the Fund invests.
See accompanying notes to financial statements.
104

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TARGET RETIREMENT 2060 FUND
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	Class K
	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20	Year Ended 12/31/19	Year Ended 12/31/18
Net asset value, beginning of period	$ 16.11	$ 14.69	$ 12.53	$ 10.28	$ 11.91
Income (loss) from investment operations:
Net investment income (loss) (a)	0.28	0.43	0.27	0.39	0.34
Net realized and unrealized gain (loss)	(3.36)	1.68	2.19	2.27	(1.31)
Total from investment operations	(3.08)	2.11	2.46	2.66	(0.97)
Distributions to shareholders from:
Net investment income	(0.21)	(0.33)	(0.22)	(0.28)	(0.24)
Net realized gains	(0.33)	(0.36)	(0.08)	(0.13)	(0.42)
Total distributions	(0.54)	(0.69)	(0.30)	(0.41)	(0.66)
Net asset value, end of period	$ 12.49	$ 16.11	$ 14.69	$ 12.53	$ 10.28
Total return (b)	(19.08)%	14.34%	19.63%	25.87%	(8.13)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$432,395	$314,182	$137,392	$74,373	$25,829
Ratios to Average Net Assets:
Total expenses (c)	0.25%	0.28%	0.49%	0.84%	1.56%
Net expenses (c)	0.05%	0.05%	0.04%	0.04%	0.06%
Net investment income (loss)	2.03%	2.68%	2.12%	3.33%	2.87%
Portfolio turnover rate	9%	13%	25%	29%	38%
(a)	Net investment income per share is calculated using the average shares method.
(b)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.
(c)	Does not include expenses of the Underlying Funds in which the Fund invests.
See accompanying notes to financial statements.
105

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TARGET RETIREMENT 2060 FUND
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

Class R3
For the Period 2/11/22*- 12/31/22
Net asset value, beginning of period	$ 15.19
Income (loss) from investment operations:
Net investment income (loss) (a)	0.20
Net realized and unrealized gain (loss)	(2.42)
Total from investment operations	(2.22)
Distributions to shareholders from:
Net investment income	(0.15)
Net realized gains	(0.33)
Total distributions	(0.48)
Net asset value, end of period	$ 12.49
Total return (b)	(14.62)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$ 3,179
Ratios to Average Net Assets:
Total expenses (c)	0.75%(d)
Net expenses (c)	0.55%(d)
Net investment income (loss)	1.72%(d)
Portfolio turnover rate	9%
*	Commencement of operations.
(a)	Net investment income per share is calculated using the average shares method.
(b)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.
(c)	Does not include expenses of the Underlying Funds in which the Fund invests.
(d)	Annualized.
See accompanying notes to financial statements.
106

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TARGET RETIREMENT 2065 FUND
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	Class I
	Year Ended 12/31/22	Year Ended 12/31/21	For the Period 3/30/20*- 12/31/20
Net asset value, beginning of period	$ 15.22	$13.69	$10.00
Income (loss) from investment operations:
Net investment income (loss) (a)	0.22	0.31	0.19
Net realized and unrealized gain (loss)	(3.15)	1.62	4.13
Total from investment operations	(2.93)	1.93	4.32
Distributions to shareholders from:
Net investment income	(0.17)	(0.26)	(0.23)
Net realized gains	(0.16)	(0.14)	(0.40)
Total distributions	(0.33)	(0.40)	(0.63)
Net asset value, end of period	$ 11.96	$15.22	$13.69
Total return (b)	(19.23)%	14.09%	43.15%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$ 191	$ 178	$ 137
Ratios to Average Net Assets:
Total expenses (c)	0.66%	1.45%	12.01%(d)
Net expenses (c)	0.25%	0.25%	0.22%(d)
Net investment income (loss)	1.67%	2.05%	2.08%(d)
Portfolio turnover rate	9%	20%	86%(e)
*	Commencement of operations.
(a)	Net investment income per share is calculated using the average shares method.
(b)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.
(c)	Does not include expenses of the Underlying Funds in which the Fund invests.
(d)	Annualized.
(e)	Not annualized.
See accompanying notes to financial statements.
107

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TARGET RETIREMENT 2065 FUND
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	Class K
	Year Ended 12/31/22	Year Ended 12/31/21	For the Period 3/30/20*- 12/31/20
Net asset value, beginning of period	$ 15.23	$ 13.69	$10.00
Income (loss) from investment operations:
Net investment income (loss) (a)	0.31	0.61	0.45
Net realized and unrealized gain (loss)	(3.22)	1.36	3.88
Total from investment operations	(2.91)	1.97	4.33
Distributions to shareholders from:
Net investment income	(0.20)	(0.29)	(0.24)
Net realized gains	(0.16)	(0.14)	(0.40)
Total distributions	(0.36)	(0.43)	(0.64)
Net asset value, end of period	$ 11.96	$ 15.23	$13.69
Total return (b)	(19.12)%	14.39%	43.34%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$93,596	$43,241	$3,557
Ratios to Average Net Assets:
Total expenses (c)	0.46%	1.25%	11.81%(d)
Net expenses (c)	0.05%	0.05%	0.02%(d)
Net investment income (loss)	2.41%	4.06%	4.70%(d)
Portfolio turnover rate	9%	20%	86%(e)
*	Commencement of operations.
(a)	Net investment income per share is calculated using the average shares method.
(b)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.
(c)	Does not include expenses of the Underlying Funds in which the Fund invests.
(d)	Annualized.
(e)	Not annualized.
See accompanying notes to financial statements.
108

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STATE STREET TARGET RETIREMENT 2065 FUND
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

Class R3
For the Period 2/28/22*- 12/31/22
Net asset value, beginning of period	$ 14.08
Income (loss) from investment operations:
Net investment income (loss) (a)	0.34
Net realized and unrealized gain (loss)	(2.13)
Total from investment operations	(1.79)
Distributions to shareholders from:
Net investment income	(0.14)
Net realized gains	(0.16)
Total distributions	(0.30)
Net asset value, end of period	$ 11.99
Total return (b)	(12.67)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$ 152
Ratios to Average Net Assets:
Total expenses (c)	0.96%(d)
Net expenses (c)	0.55%(d)
Net investment income (loss)	3.26%(d)
Portfolio turnover rate	9%
*	Commencement of operations.
(a)	Net investment income per share is calculated using the average shares method.
(b)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.
(c)	Does not include expenses of the Underlying Funds in which the Fund invests.
(d)	Annualized.
See accompanying notes to financial statements.
109

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NOTES TO FINANCIAL STATEMENTS
December 31, 2022

1.    Organization
State Street Institutional Investment Trust (the “Trust”), a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (“1940 Act”), is an open-end management investment company.
As of December 31, 2022, the Trust consists of twenty-nine (29) series (and corresponding classes, each of which have the same rights and privileges, including voting rights), each of which represents a separate series of beneficial interest in the Trust. The Declaration of Trust permits the Board of Trustees of the Trust (the “Board” and each member thereof, a "Trustee") to authorize the issuance of an unlimited number of shares of beneficial interest with no par value. The financial statements herein relate to the following series (each, a "Fund" and collectively, the "Funds"):
Fund	Classes	Commencement of Operations	Diversification Classification
State Street Target Retirement Fund	Class I Class K Class R3	September 30, 2014 September 30, 2014 February 28, 2022	Diversified
State Street Target Retirement 2020 Fund	Class I Class K Class R3	September 30, 2014 September 30, 2014 February 28, 2022	Diversified
State Street Target Retirement 2025 Fund	Class I Class K Class R3	September 30, 2014 September 30, 2014 February 28, 2022	Diversified
State Street Target Retirement 2030 Fund	Class I Class K Class R3	September 30, 2014 September 30, 2014 February 28, 2022	Diversified
State Street Target Retirement 2035 Fund	Class I Class K Class R3	September 30, 2014 September 30, 2014 February 28, 2022	Diversified
State Street Target Retirement 2040 Fund	Class I Class K Class R3	September 30, 2014 September 30, 2014 February 28, 2022	Diversified
State Street Target Retirement 2045 Fund	Class I Class K Class R3	September 30, 2014 September 30, 2014 February 28, 2022	Diversified
State Street Target Retirement 2050 Fund	Class I Class K Class R3	September 30, 2014 September 30, 2014 February 11, 2022	Diversified
State Street Target Retirement 2055 Fund	Class I Class K Class R3	September 30, 2014 September 30, 2014 February 28, 2022	Diversified
State Street Target Retirement 2060 Fund	Class I Class K Class R3	September 30, 2014 September 30, 2014 February 11, 2022	Diversified
State Street Target Retirement 2065 Fund	Class I Class K Class R3	March 30, 2020 March 30, 2020 February 28, 2022	Diversified
Class I, Class K and Class R3 shares are sold without a sales charge and only to certain eligible investors.
Each Fund is a “fund of funds” that invests in a combination of mutual funds and exchange-traded funds (“ETFs”) sponsored by SSGA Funds Management, Inc. (the “Adviser” or “SSGA FM”) or its affiliates (“Underlying Funds”). The Underlying Funds may invest in a wide variety of asset classes, including equity and fixed-income securities of issuers anywhere in the world, including emerging markets investments, and including, among others, high yield, commodity, and real estate investments. The Underlying Funds may invest in obligations of domestic U.S. issuers, non-U.S. issuers, or both.
110

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NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2022

Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred.
2.    Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:
The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. Each Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.
Security Valuation
Each Fund's investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of each Fund are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board. The Committee provides oversight of the valuation of investments for the Funds. The Board has responsibility for overseeing the determination of the fair value of investments.
Valuation techniques used to value each Fund’s investments by major category are as follows:
•   Equity investments (including registered investment companies that are exchange-traded funds) traded on a recognized securities exchange for which market quotations are readily available are valued at the last sale price or official closing price, as applicable, on the primary market or exchange on which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last published sale price or at fair value.
•   Investments in registered investment companies (including money market funds) or other unitized pooled investment vehicles that are not traded on an exchange are valued at that day’s published net asset value (“NAV”) per share or unit.
In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.
Various inputs are used in determining the value of the Funds' investments.
The Funds value their assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.
The three levels of the fair value hierarchy are as follows:
•  Level 1 – Unadjusted quoted prices in active markets for an identical asset or liability;
•   Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than
111

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NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2022

quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and
•   Level 3 – Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.
The value of each Fund’s investments according to the fair value hierarchy as of December 31, 2022 is disclosed in each Fund’s respective Schedule of Investments.
Investment Transactions and Income Recognition
Investment transactions are accounted for on trade date for financial reporting purposes. Realized gains and losses from the sale or disposition of investments and foreign exchange transactions, if any, are determined using the identified cost method.
Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, net of foreign taxes withheld at source, if any. Distributions received by the Funds may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains.
Expenses
Certain expenses, which are directly identifiable to a specific Fund, are applied to that Fund within the Trust. Other expenses which cannot be attributed to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Funds within the Trust. Class specific expenses are borne by each class.
Distributions
Distributions from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed annually, unless additional distributions are required for compliance with applicable tax regulations. The amount and character of income and capital gains to be distributed are determined in accordance with applicable tax regulations which may differ from net investment income and realized gains recognized for U.S. GAAP purposes.
3.    Fees and Transactions with Affiliates
Advisory Fee
Each Fund has entered into an Investment Advisory Agreement with SSGA FM. For its advisory services to the Funds, facilities furnished, and expenses borne by the Adviser, each Fund pays the Adviser a fee accrued daily and paid monthly at an annual rate of 0.05% of each Fund’s average daily net assets.
SSGA FM, as the investment adviser to each Fund, is contractually obligated, through April 30, 2023, (i) to waive up to the full amount of the advisory fee payable by a Fund, and/or (ii) to reimburse a Fund to the extent that Total Annual Fund Operating Expenses (exclusive of non- recurring account fees, interest, taxes, extraordinary expenses, and distribution, shareholder servicing, and sub-transfer agency fees) exceed 0.09% of average daily net assets on an annual basis. These waiver and/or reimbursement arrangements may not be terminated prior to April 30, 2023 except with approval of the Funds' Board.
Administrator, Custodian and Sub-Administrator Fees
SSGA FM serves as administrator and State Street Bank and Trust Company (“State Street”), an affiliate of the Adviser, serves as custodian and sub-administrator to the Funds. For its administrative services, each Fund pays SSGA FM a fee at an annual rate of 0.05% of its average daily net assets of the Fund. The fees are accrued daily and paid monthly. SSGA FM and the Funds each bear a portion of the fee paid to State Street for providing sub-administration and custodian services with respect to the Funds.
Distributor
State Street Global Advisors Funds Distributors, LLC (“SSGA FD” or the “Distributor”), an affiliate of the Adviser, serves as the Distributor of the Funds.
112

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NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2022

The Funds have adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act under which a Fund may compensate SSGA FD (or others) for services in connection with the distribution of a Fund’s Class R3 shares and for services provided to shareholders in that class (the “Plan”). The Plan calls for payments at an annual rate (based on average daily net assets) of 0.25% of each Fund’s net assets attributable to its Class R3 shares. In addition to payments under the Plan, the Fund may reimburse the Distributor or its affiliates for payments it makes to financial intermediaries that provide certain administrative, recordkeeping, and account maintenance services. The amount of the reimbursement and the manner in which it is calculated are reviewed by the Trustees periodically.
Other Transactions with Affiliates - Securities Lending
State Street, an affiliate of the Funds, acts as the securities lending agent for the Funds, pursuant to an amended and restated securities lending authorization agreement dated January 6, 2017, as amended.
Net proceeds collected by State Street on investment of cash collateral or any fee income less rebates payable to borrowers are paid as follows: If the calendar year to date net proceeds are below a specified threshold across participating affiliated funds, each Fund retains eighty five percent (85%) of the net proceeds and fifteen percent (15%) of such net proceeds is payable to State Street. Starting the business day following the date that calendar year to date net proceeds exceeds a specified threshold, each Fund retains ninety percent (90%) of the net proceeds and ten percent (10%) of such net proceeds is payable to State Street.
In addition, cash collateral from lending activities is invested in the State Street Navigator Securities Lending Portfolio II, an affiliated fund, for which SSGA FM serves as investment adviser. See Note 7 for additional information regarding securities lending.
Other Transactions with Affiliates
The Funds may invest in affiliated entities, including securities issued by State Street Corporation, affiliated funds, or entities deemed to be affiliates as a result of the Funds owning more than five percent of the entity’s voting securities or outstanding shares. Amounts relating to these transactions during the year ended December 31, 2022, are disclosed in the Schedules of Investments.
4.    Trustees’ Fees
The fees and expenses of the Trust's Trustees who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”), are paid directly by the Funds. The Independent Trustees are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.
5.    Investment Transactions
Purchases and sales of investments (excluding in-kind transactions and short term investments) for the year ended December 31, 2022, were as follows:
	Purchases	Sales
State Street Target Retirement Fund	$170,414,707	$105,591,898
State Street Target Retirement 2020 Fund	224,002,062	193,671,415
State Street Target Retirement 2025 Fund	492,560,121	261,306,631
State Street Target Retirement 2030 Fund	688,757,504	277,525,276
State Street Target Retirement 2035 Fund	666,735,127	214,534,256
State Street Target Retirement 2040 Fund	581,865,183	186,313,958
State Street Target Retirement 2045 Fund	531,136,826	140,429,126
State Street Target Retirement 2050 Fund	465,955,462	102,791,879
State Street Target Retirement 2055 Fund	358,802,060	63,994,618
State Street Target Retirement 2060 Fund	229,587,695	31,008,515
State Street Target Retirement 2065 Fund	67,967,311	5,830,917
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NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2022

6.    Income Tax Information
The Funds have qualified and intend to continue to qualify as regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). State Street Target Retirement 2065 Fund intends to qualify as regulated investment company under Subchapter M of the Code. Each Fund will not be subject to federal income taxes to the extent it distributes its taxable income, including any net realized capital gains, for each fiscal year. Therefore, no provision for federal income tax is required.
The Funds file federal and various state and local tax returns as required. No income tax returns are currently under examination. Generally, the federal returns are subject to examination by the Internal Revenue Service for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction. As of December 31, 2022, SSGA FM has analyzed each Fund ’s tax positions taken on tax returns for all open years and does not believe there are any uncertain tax positions that would require recognition of a tax liability.
Distributions to shareholders are recorded on ex-dividend date. Income dividends and gain distributions are determined in accordance with income tax rules and regulations, which may differ from generally accepted accounting principles.
Certain capital accounts in the financial statements have been adjusted for permanent book-tax differences. These adjustments have no impact on net asset values or results of operations. Temporary book-tax differences will reverse in the future. These book-tax differences are primarily due to differing treatments for character of distributions, Non-REIT return of capital basis adjustments and wash sale loss deferrals.
The tax character of distributions paid during the year ended December 31, 2022, was as follows:
	Ordinary Income	Long-Term Capital Gains	Total
State Street Target Retirement Fund	$17,988,565	$ 11,581,805	$ 29,570,370
State Street Target Retirement 2020 Fund	26,042,972	33,908,474	59,951,446
State Street Target Retirement 2025 Fund	44,832,837	56,917,908	101,750,745
State Street Target Retirement 2030 Fund	45,859,800	65,985,473	111,845,273
State Street Target Retirement 2035 Fund	36,522,370	60,407,192	96,929,562
State Street Target Retirement 2040 Fund	29,285,064	57,841,444	87,126,508
State Street Target Retirement 2045 Fund	24,899,043	50,860,714	75,759,757
State Street Target Retirement 2050 Fund	18,973,888	40,556,352	59,530,240
State Street Target Retirement 2055 Fund	12,901,239	24,463,508	37,364,747
State Street Target Retirement 2060 Fund	7,099,728	10,819,386	17,919,114
State Street Target Retirement 2065 Fund	1,563,079	1,109,146	2,672,225
The tax character of distributions paid during the year ended December 31, 2021, was as follows:
	Ordinary Income	Long-Term Capital Gains	Total
State Street Target Retirement Fund	$ 15,344,114	$ 25,669,183	$ 41,013,297
State Street Target Retirement 2020 Fund	23,425,889	41,823,465	65,249,354
State Street Target Retirement 2025 Fund	39,229,934	68,738,306	107,968,240
State Street Target Retirement 2030 Fund	41,267,313	81,693,699	122,961,012
State Street Target Retirement 2035 Fund	35,054,508	63,481,223	98,535,731
State Street Target Retirement 2040 Fund	30,970,761	59,849,984	90,820,745
State Street Target Retirement 2045 Fund	26,556,265	41,271,378	67,827,643
State Street Target Retirement 2050 Fund	19,592,318	29,230,259	48,822,577
State Street Target Retirement 2055 Fund	12,277,670	15,772,230	28,049,900
State Street Target Retirement 2060 Fund	7,035,864	5,715,334	12,751,198
State Street Target Retirement 2065 Fund	1,083,191	82,079	1,165,270
114

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NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2022

At December 31, 2022, the components of distributable earnings on a tax basis were as follows:
	Undistributed Ordinary Income	Capital Loss Carryforwards	Undistributed Long-Term Capital Gains	Net Unrealized Gains (Losses)	Total
State Street Target Retirement Fund	$ —	$(681,518)	$2,495,252	$ (54,346,750)	$ (52,533,016)
State Street Target Retirement 2020 Fund	—	—	3,365,664	(75,293,491)	(71,927,827)
State Street Target Retirement 2025 Fund	13,668	—	5,323,174	(164,120,087)	(158,783,245)
State Street Target Retirement 2030 Fund	48,234	—	8,387,155	(201,769,708)	(193,334,319)
State Street Target Retirement 2035 Fund	37,109	—	5,746,848	(172,290,520)	(166,506,563)
State Street Target Retirement 2040 Fund	20,702	—	5,797,908	(145,621,205)	(139,802,595)
State Street Target Retirement 2045 Fund	43,340	—	4,729,711	(126,889,135)	(122,116,084)
State Street Target Retirement 2050 Fund	29,598	—	5,004,933	(108,646,200)	(103,611,669)
State Street Target Retirement 2055 Fund	27,831	—	2,914,760	(84,624,816)	(81,682,225)
State Street Target Retirement 2060 Fund	23,842	—	1,524,280	(49,051,113)	(47,502,991)
State Street Target Retirement 2065 Fund	12,780	—	254,517	(12,139,981)	(11,872,684)
As of December 31, 2022, the following Fund had capital loss carryforwards available to offset future realized capital gains as follows:
	Non-Expiring Short Term	Non-Expiring Long Term
State Street Target Retirement Fund	$117,529	$563,989
As of December 31, 2022, gross unrealized appreciation and gross unrealized depreciation of investments based on cost for federal income tax purposes were as follows:
	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
State Street Target Retirement Fund	$ 660,388,487	$ 4,040,072	$ 58,386,821	$ (54,346,749)
State Street Target Retirement 2020 Fund	945,109,081	3,756,625	79,050,116	(75,293,491)
State Street Target Retirement 2025 Fund	1,826,677,822	1,652,540	165,772,627	(164,120,087)
State Street Target Retirement 2030 Fund	2,232,981,561	5,158,524	206,928,232	(201,769,708)
State Street Target Retirement 2035 Fund	2,073,342,839	10,900,639	183,191,159	(172,290,520)
State Street Target Retirement 2040 Fund	1,846,924,065	10,872,253	156,493,458	(145,621,205)
State Street Target Retirement 2045 Fund	1,604,771,014	5,909,741	132,798,874	(126,889,133)
State Street Target Retirement 2050 Fund	1,247,051,223	—	108,646,200	(108,646,200)
State Street Target Retirement 2055 Fund	864,606,956	—	84,624,816	(84,624,816)
State Street Target Retirement 2060 Fund	485,528,668	—	49,051,113	(49,051,113)
State Street Target Retirement 2065 Fund	108,171,855	—	12,139,982	(12,139,982)
7.    Securities Lending
Each Fund may lend securities to qualified broker-dealers or institutional investors. The loans are secured at all times by cash, cash equivalents or U.S. government securities in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. The value of the collateral with respect to a loaned security may be temporarily more or less than the value of a security due to market fluctuations of securities values. With respect to each loan, if on any U.S. business day the aggregate market value of securities collateral plus cash collateral is less than the aggregate market value of the securities which are subject to the loan, the borrower will be notified to provide additional collateral on the next business day.
The Funds will regain record ownership of loaned securities to exercise certain beneficial rights; however, the Funds may bear the risk of delay in recovery of, or even loss of rights in the securities loaned should the borrower fail financially. In addition, a Fund will bear the risk of loss of any cash collateral that it may invest. Each Fund receives compensation for lending its securities from interest or dividends earned on the cash, cash equivalents or U.S. government securities held as collateral, net of fee rebates paid to the borrower and net of fees paid to State Street as the lending agent. Additionally, a Fund will receive a fee from the borrower for non-cash collateral equal to a percentage of the market value of the loaned securities.
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NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2022

The market value of securities on loan as of December 31, 2022, and the value of the invested cash collateral are disclosed in the Funds' Statements of Assets and Liabilities, if any, as applicable. Non-cash collateral is not disclosed in the Funds' Statements of Assets and Liabilities as it is held by the lending agent on behalf of the Funds and the Funds do not have the ability to re-hypothecate those securities. Securities lending income, as disclosed in the Funds' Statements of Operations, represents the income earned from the non-cash collateral and the investment of cash collateral, net of fee rebates paid to the borrower and net of fees paid to State Street as lending agent.
The following is a summary of the funds' securities lending agreements and related cash and non-cash collateral received as of December 31, 2022.
Fund	Market Value of Securities on Loan	Cash Collateral Received	Non-Cash Collateral Received*	Total Collateral Received
State Street Target Retirement Fund	$ 22,282,578	$ 5,800,100	$ 16,991,960	$ 22,792,060
State Street Target Retirement 2020 Fund	22,904,886	16,506,800	6,972,390	23,479,190
State Street Target Retirement 2025 Fund	27,844,462	28,517,300	—	28,517,300
State Street Target Retirement 2030 Fund	2,660,650	2,733,800	—	2,733,800
State Street Target Retirement 2040 Fund	10,391,173	8,617,679	2,053,200	10,670,879
State Street Target Retirement 2045 Fund	4,255,235	4,208,306	161,900	4,370,206
State Street Target Retirement 2065 Fund	2,299,724	2,361,615	—	2,361,615
*	The non-cash collateral includes U.S. Treasuries and U.S. Government Agency securities.
		Remaining Contractual Maturity of the Agreements as of December 31, 2022
Fund	Securities Lending Transactions	Overnight and Continuous	<30 Days	Between 30 & 90 Days	>90 Days	Total Borrowings	Gross Amount of Recognized Liabilities for Securities Lending Transactions
State Street Target Retirement Fund	Mutual Funds and Exchange Traded Products	$ 5,800,100	$—	$—	$—	$ 5,800,100	$ 5,800,100
State Street Target Retirement 2020 Fund	Mutual Funds and Exchange Traded Products	16,506,800	—	—	—	16,506,800	16,506,800
State Street Target Retirement 2025 Fund	Mutual Funds and Exchange Traded Products	28,517,300	—	—	—	28,517,300	28,517,300
State Street Target Retirement 2030 Fund	Mutual Funds and Exchange Traded Products	2,733,800	—	—	—	2,733,800	2,733,800
State Street Target Retirement 2040 Fund	Mutual Funds and Exchange Traded Products	8,617,679	—	—	—	8,617,679	8,617,679
State Street Target Retirement 2045 Fund	Mutual Funds and Exchange Traded Products	4,208,306	—	—	—	4,208,306	4,208,306
State Street Target Retirement 2065 Fund	Mutual Funds and Exchange Traded Products	2,361,615	—	—	—	2,361,615	2,361,615
8.    Risks
Concentration Risk
As a result of the Funds' ability to invest a large percentage of its assets in obligations of issuers within the same country, state, region, currency or economic sector, an adverse economic, business or political development may affect the value of the Funds' investments more than if the Funds were more broadly diversified.
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NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2022

Credit Risk
The Funds may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Funds has unsettled or open transactions defaults.
Market Risk
Each Fund’s investments are subject to changes in general economic conditions, general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and general market liquidity. Each Fund is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness, such as COVID-19, or other public health issues, or other events could have a significant impact on a Fund and its investments.
9.    Subsequent Events
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.
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REPORT OF INDEPENDENT REGISTERED PUBLIC
ACCOUNTING FIRM

To the Shareholders of State Street Target Retirement Fund, State Street Target Retirement 2020 Fund, State Street Target Retirement 2025 Fund, State Street Target Retirement 2030 Fund, State Street Target Retirement 2035 Fund, State Street Target Retirement 2040 Fund, State Street Target Retirement 2045 Fund, State Street Target Retirement 2050 Fund, State Street Target Retirement 2055 Fund, State Street Target Retirement 2060 Fund and State Street Target Retirement 2065 Fund and the Board of Trustees of State Street Institutional Investment Trust
Opinion on the Financial Statements
We have audited the accompanying statements of assets and liabilities of State Street Target Retirement Fund, State Street Target Retirement 2020 Fund, State Street Target Retirement 2025 Fund, State Street Target Retirement 2030 Fund, State Street Target Retirement 2035 Fund, State Street Target Retirement 2040 Fund, State Street Target Retirement 2045 Fund, State Street Target Retirement 2050 Fund, State Street Target Retirement 2055 Fund, State Street Target Retirement 2060 Fund and State Street Target Retirement 2065 Fund (collectively referred to as the “Funds”) (eleven of the series constituting State Street Institutional Investment Trust (the “Trust”)), including the schedules of investments, as of December 31, 2022, and the related statements of operations and changes in net assets, and the financial highlights for each of periods indicated in the table below and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of each of the Funds (eleven of the series constituting State Street Institutional Investment Trust) at December 31, 2022, and the results of their operations, changes in net assets and financial highlights for each of the periods indicated in the table below, in conformity with U.S. generally accepted accounting principles.
Individual series constituting State Street Institutional Investment Trust	Statement of operations	Statements of changes in net assets	Financial highlights
State Street Target Retirement Fund
State Street Target Retirement 2020 Fund
State Street Target Retirement 2025 Fund
State Street Target Retirement 2030 Fund
State Street Target Retirement 2035 Fund
State Street Target Retirement 2040 Fund
State Street Target Retirement 2045 Fund
State Street Target Retirement 2050 Fund
State Street Target Retirement 2055 Fund
State Street Target Retirement 2060 Fund	For the year ended December 31, 2022	For each of the two years in the period ended December 31, 2022	For each of the five years in the period ended December 31, 2022
State Street Target Retirement 2065 Fund	For the year ended December 31, 2022	For each of the two years in the period ended December 31, 2022	For each of the two years in the period ended December 31, 2022 and the period from March 30, 2020 (commencement of operations) to December 31, 2020
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of
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the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2022, by correspondence with the custodian, brokers and others; when replies were not received from brokers and others, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more State Street Global Advisors investment companies since 2000.
Boston, Massachusetts
February 24, 2023
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OTHER INFORMATION
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Expense Example
As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), if applicable, on purchase payments, reinvested dividends, or other distributions and (2) ongoing costs, including advisory fees and to the extent applicable, distribution (12b-1) and/or service fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from July 1, 2022 to December 31, 2022.
The table below illustrates your Fund's cost in two ways:
Based on actual fund return ——This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from each Fund's actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Fund under the heading “Expenses Paid During Period”.
Based on hypothetical 5% return ——This section is intended to help you compare your Fund's costs with those of other mutual funds. It assumes that the Fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case, because the return used is not the Fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the U.S. Securities and Exchange Commission (the “SEC”) requires all mutual funds to calculate expenses based on a 5% return. You can assess your Fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales load charges (loads). Therefore, the hypothetical 5% return section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
		Actual		Hypothetical (assuming a 5% return before expenses)
	Annualized Expense Ratio(a)	Ending Account Value	Expenses Paid During Period(b)	Ending Account Value	Expenses Paid During Period(b)
State Street Target Retirement Fund
Class I	0.10%	$ 995.90	$ 0.50	$1,024.70	$ 0.51
Class K	(0.02)	996.90	(0.10)	1,025.30	(0.10)
Class R3	0.48	994.70	2.41	1,022.80	2.45
State Street Target Retirement 2020 Fund
Class I	0.14	996.80	0.70	1,024.50	0.71
Class K	(0.02)	998.10	(0.10)	1,025.30	(0.10)
Class R3	0.48	994.80	2.41	1,022.80	2.45
State Street Target Retirement 2025 Fund
Class I	0.15	1,000.10	0.76	1,024.40	0.77
Class K	(0.01)	1,001.30	(0.05)	1,025.30	(0.05)
Class R3	0.49	998.90	2.47	1,022.70	2.50
State Street Target Retirement 2030 Fund
Class I	0.16	1,004.40	0.81	1,024.40	0.82
Class K	0.02	1,006.40	0.10	1,025.10	0.10
Class R3	0.52	1,003.00	2.63	1,022.60	2.65
State Street Target Retirement 2035 Fund
Class I	0.22	1,007.00	1.11	1,024.10	1.12
Class K	0.04	1,008.10	0.20	1,025.00	0.20
Class R3	0.54	1,005.50	2.73	1,022.50	2.75
State Street Target Retirement 2040 Fund
Class I	0.22	1,008.80	1.11	1,024.10	1.12
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December 31, 2022 (Unaudited)

		Actual		Hypothetical (assuming a 5% return before expenses)
	Annualized Expense Ratio(a)	Ending Account Value	Expenses Paid During Period(b)	Ending Account Value	Expenses Paid During Period(b)
Class K	0.05%	$1,010.00	$ 0.25	$1,025.00	$ 0.26
Class R3	0.55	1,007.30	2.78	1,022.40	2.80
State Street Target Retirement 2045 Fund
Class I	0.21	1,011.50	1.06	1,024.10	1.07
Class K	0.05	1,013.40	0.25	1,025.00	0.26
Class R3	0.55	1,010.70	2.79	1,022.40	2.80
State Street Target Retirement 2050 Fund
Class I	0.23	1,014.70	1.17	1,024.00	1.17
Class K	0.05	1,015.80	0.25	1,025.00	0.26
Class R3	0.55	1,012.20	2.79	1,022.40	2.80
State Street Target Retirement 2055 Fund
Class I	0.24	1,013.90	1.22	1,024.00	1.22
Class K	0.05	1,015.90	0.25	1,025.00	0.26
Class R3	0.55	1,013.10	2.79	1,022.40	2.80
State Street Target Retirement 2060 Fund
Class I	0.21	1,015.10	1.07	1,024.10	1.07
Class K	0.05	1,015.30	0.25	1,025.00	0.26
Class R3	0.55	1,013.30	2.79	1,022.40	2.80
State Street Target Retirement 2065 Fund
Class I	0.25	1,014.30	1.27	1,023.90	1.28
Class K	0.05	1,015.60	0.25	1,025.00	0.26
Class R3	0.54	1,013.70	2.74	1,022.50	2.75

(a)	The Annualized Expense Ratio does not reflect acquired fund fees and expenses. If acquired fund fees and expenses were included, expenses would be higher.
(b)	Expenses are equal to the Fund’s annualized net expense ratio multiplied by the average account value of the period, multiplied by 184, then divided by 365. Includes amounts waived, reimbursed and/or other credits. Without the waiver, reimbursement and/or other credits, expenses would have been higher.
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OTHER INFORMATION  (continued)
December 31, 2022 (Unaudited)

Tax Information
For federal income tax purposes, the following information is furnished with respect to the distributions of the Funds for its fiscal year ended December 31, 2022.
Dividends Received Deduction
Each Fund reports the maximum amount allowable of its net taxable income as eligible for the corporate dividends received deduction.
Qualified Dividend Income
A portion of dividends distributed by the Funds during the fiscal year ended December 31, 2022 are considered qualified dividend income and are eligible for reduced tax rates. Each Fund reports the maximum amount allowable of its net taxable income as qualified dividend income as provided in the Jobs and Growth Tax Relief Reconciliation Act of 2003.
Qualified Interest Income
Each Fund reports the maximum amount allowable of its net taxable income and short-term capital gain as qualified interest income.
Long Term Capital Gain Distributions
Long-term capital gains dividends were paid from the following Funds during the fiscal year ended December 31, 2022:
Amount
State Street Target Retirement Fund	$ 11,581,805
State Street Target Retirement 2020 Fund	33,908,474
State Street Target Retirement 2025 Fund	56,917,908
State Street Target Retirement 2030 Fund	65,985,473
State Street Target Retirement 2035 Fund	60,407,192
State Street Target Retirement 2040 Fund	57,841,444
State Street Target Retirement 2045 Fund	50,860,714
State Street Target Retirement 2050 Fund	40,556,352
State Street Target Retirement 2055 Fund	24,463,508
State Street Target Retirement 2060 Fund	10,819,386
State Street Target Retirement 2065 Fund	1,109,146
Foreign Tax Credit
The Funds have made an election under the Internal Revenue Code Section 853 to pass through foreign taxes paid by the Funds to its shareholders. For the year ended December 31, 2022, the total amount of foreign taxes that will be passed through are:
Amount
State Street Target Retirement 2045 Fund	$1,186,444
State Street Target Retirement 2050 Fund	962,812
State Street Target Retirement 2055 Fund	658,134
State Street Target Retirement 2060 Fund	366,054
State Street Target Retirement 2065 Fund	77,689
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OTHER INFORMATION  (continued)
December 31, 2022 (Unaudited)

The amount of foreign source income earned on the following Funds during the year ended December 31, 2022 was as follows:
Amount
State Street Target Retirement 2045 Fund	$12,192,003
State Street Target Retirement 2050 Fund	9,893,939
State Street Target Retirement 2055 Fund	6,763,046
State Street Target Retirement 2060 Fund	3,761,599
State Street Target Retirement 2065 Fund	798,343
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OTHER INFORMATION  (continued)
December 31, 2022 (Unaudited)

Proxy Voting Policies and Procedures and Records
The Funds have adopted the proxy voting policies of the Adviser. A description of the Funds' proxy voting policies and procedures that are used by the Funds' Adviser to vote proxies relating to Funds' portfolio of securities are available (i) without charge, upon request, by calling 1-800-997-7327 (toll free) and (ii) on the SEC's website at www.sec.gov. Information regarding how the Funds voted for the prior 12-month period ended June 30 is available by August 31 of each year by calling the same number and on the SEC's website, at www.sec.gov and on the Funds' website at www.ssga.com.
Quarterly Portfolio Schedule
Following the Funds’ first and third fiscal quarter-ends, complete Schedules of Investments are filed with the SEC as exhibits on Form N-PORT, which can be found on the SEC’s website at www.sec.gov and on the Funds' website at www.ssga.com. The Funds’ Schedules of Investments are available upon request, without charge, by calling 1-800-997-7327 (toll free).
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OTHER INFORMATION  (continued)
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TRUSTEES AND OFFICERS INFORMATION
Name, Address and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation During the Past Five Years and Relevant Experience	Number of Funds in Fund Complex Overseen by Trustee†	Other Directorships Held by Trustee During the Past Five Years
Trustees
Independent Trustees
Michael F. Holland(1) c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1944	Trustee and Co- Chairperson of the Board	Term: Indefinite Elected: 7/99	Chairman, Holland & Company L.L.C. (investment adviser) (1995 - present).	55	Director, the Holland Series Fund, Inc.; Director, The China Fund, Inc. (1992 - 2017); Director, The Taiwan Fund, Inc. (2007 - 2017); Director, Reaves Utility Income Fund, Inc. and Director, Blackstone/GSO Loans (and Real Estate) Funds.
Patrick J. Riley c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1948	Trustee and Co- Chairperson of the Board	Term: Indefinite Elected: 1/14	Associate Justice of the Superior Court, Commonwealth of Massachusetts (2002 - May 2010); Partner, Riley, Burke & Donahue, L.L.P. (law firm) (1985 - 2002); Independent Director, State Street Global Advisors Europe Limited (investment company) (1998 - present); Independent Director, SSGA Liquidity PLC (formerly, SSGA Cash Management Fund PLC) (1998 - present); Independent Director, SSGA Fixed Income PLC (January 2009 - present); Independent Director, SSGA Qualified Funds PLC (January 2009 - 2019).	55	Board Director and Chairman, SPDR Europe I PLC Board (2011 - present); Board Director and Chairman, SPDR Europe II, PLC (2013 - present).
John R. Costantino c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1946	Trustee and Chairperson of the Qualified Legal Compliance Committee	Term: Indefinite Elected: 12/18	Senior Advisor to NGN Capital LLC (January 2020 - present); Managing General Partner, NGN Capital LLC (2006 - December 2019).	55	Director, Kleinfeld Bridal Corp. (January 2016 - present); Trustee of Neuroscience Research Institute (1986 - 2017); Trustee of Fordham University (1989 - 1995 and 2001 - 2007) and Trustee Emeritus (2007 - present); Trustee and Independent Chairperson of GE Funds (1993 - February 2011); Director, Muscular Dystrophy Association (2019 - present); Trustee of Gregorian University Foundation (1992 - 2007); Chairman of the Board of Directors, Vivaldi Biosciences Inc. (May 2017 - present); Chairman of the Supervisory Board, Vivaldi Biosciences AG. (May 2017 - present); Trustee, Gallim Dance (December 2021 - present).
Richard D. Shirk c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1945	Trustee and Chairperson of the Nominating Committee and Chairperson of the Governance Committee	Term: Indefinite Elected: 1/14	Chairman (March 2001 - April 2002), President and Chief Executive Officer (1996 - March 2001), Cerulean Companies, Inc. (holding company) (Retired); President and Chief Executive Officer, Blue Cross Blue Shield of Georgia (health insurer, managed healthcare) (1992 - March 2001).	55	Chairman and Board Member (December 2008) and Investment Committee Member (December 2008 - present), Healthcare Georgia Foundation (private foundation); Lead Director and Board Member, Amerigroup Corp. (managed health care) (September 2002 - 2012); Board Member (1999 - 2013) and Investment Committee Member (2001 - 2017), Woodruff Arts Center; Trustee, Gettysburg College (2003 - 2009); Board member, Aerocare Holdings (2003 - January 2021), Regenesis Biomedical Inc. (April 2012 - present).
Michael A. Jessee c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1946	Trustee and Chairperson of the Valuation Committee	Term: Indefinite Appointed: 7/16 Elected: 12/18	Retired; formerly, President and Chief Executive Officer of the Federal Home Loan Bank of Boston (1989 - 2009); Trustee, Randolph-Macon College (2004 - 2016).	55	None.
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OTHER INFORMATION  (continued)
December 31, 2022 (Unaudited)

Name, Address and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation During the Past Five Years and Relevant Experience	Number of Funds in Fund Complex Overseen by Trustee†	Other Directorships Held by Trustee During the Past Five Years
Donna M. Rapaccioli c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1962	Trustee and Chairperson of the Audit Committee	Term: Indefinite Elected: 12/18	Dean of the Gabelli School of Business (2007 - June 2022) and Accounting Professor (1987 - present) at Fordham University.	55	Director- Graduate Management Admissions Council (2015 - present); Trustee of Emmanuel College (2010 - 2019).
Margaret McLaughlin c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1967	Trustee	Term: Indefinite Appointed: 9/22	Consultant (since 2020) Bates Group (consultants); Consultant (2019 - 2020) Madison Dearborn Partners (private equity); General Counsel/CCO (2011 - 2019) Kramer Van Kirk Credit Strategies L.P./Mariana Systems LLC (Investment Adviser/SaaS Technology).	55	Director, Manning & Napier Fund Inc. (2021 - present).
George Pereira c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1964	Trustee	Term: Indefinite Appointed: 9/22	Chief Operating Officer (January 2011 - September 2020) and Chief Financial Officer (November 2004 - September 2020), Charles Schwab Investment Management.	55	Director, Pacific Premier Bancorp, Pacific Premier Bank (2021 - present); Director, Charles Schwab Asset Management (Ireland) Ltd., & Charles Schwab Worldwide Funds PLC. (2005 - 2020); Director, Rotaplast International, Inc. (non-profit providing free medical services to children worldwide) (2012 - 2018).
Interested Trustee(2)
Ellen M. Needham(3) SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1967	Trustee and President	Term: Indefinite Elected 12/18	Chairman, SSGA Funds Management, Inc. (March 2020 - present); President and Director, SSGA Funds Management, Inc. (2001 - present)*; Senior Managing Director, State Street Global Advisors (1992 - present)*; Manager, State Street Global Advisors Funds Distributors, LLC (May 2017 - present).	55	Board Director, SSGA SPDR ETFs Europe I PLC (May 2020 - present); Board Director, SSGA SPDR ETFs Europe II PLC (May 2020 - present).
† For the purpose of determining the number of portfolios overseen by the Trustees, “Fund Complex” comprises registered investment companies for which SSGA Funds Management, Inc. serves as investment adviser.
(1) Mr. Holland retired as a Trustee of the Trust effective December 31, 2022.
(2) The individual listed below is a Trustee who is an “interested person,” as defined in the 1940 Act, of the Trust (“Interested Trustee”).
(3) Ms. Needham is an Interested Trustee because of her employment by SSGA FM, an affiliate of the Trust.
* Served in various capacities and/or with various affiliated entities during noted time period.

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OTHER INFORMATION  (continued)
December 31, 2022 (Unaudited)

The following lists the principal officers for the Trust, as well as their mailing addresses and ages, positions with the Trust and length of time served, and present and principal occupations:

Name, Address and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation(s) During the Past 5 Years
Officers
ELLEN M. NEEDHAM SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1967	President, Trustee	Term: Indefinite Served: Since 10/12	Chairman, SSGA Funds Management, Inc. (March 2020 - present); President and Director, SSGA Funds Management, Inc. (2001 - present)*; Senior Managing Director, State Street Global Advisors (1992 - present)*; Manager, State Street Global Advisors Funds Distributors, LLC (May 2017 - present).
BRUCE S. ROSENBERG SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1961	Treasurer	Term: Indefinite Served: Since 2/16	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (July 2015 - present); Director, Credit Suisse (April 2008 - July 2015).
ANN M. CARPENTER SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1966	Vice President and Deputy Treasurer	Term: Indefinite Served: Since 10/12 Term: Indefinite Served: Since 2/16	Chief Operating Officer, SSGA Funds Management, Inc. (April 2005 - present)*; Managing Director, State Street Global Advisors. (April 2005 - present).*
CHAD C. HALLETT SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1969	Deputy Treasurer	Term: Indefinite Served: Since 2/16	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (November 2014 - present).
DARLENE ANDERSON-VASQUEZ SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1968	Deputy Treasurer	Term: Indefinite Served: Since 11/16	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (May 2016 - present); Senior Vice President, John Hancock Investments (September 2007 - May 2016).
ARTHUR A. JENSEN SSGA Funds Management, Inc. 1600 Summer Street Stamford, CT 06905 YOB: 1966	Deputy Treasurer	Term: Indefinite Served: Since 11/16	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (July 2016 - present); Mutual Funds Controller, GE Asset Management Incorporated (April 2011 - July 2016).
DAVID LANCASTER SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1971	Assistant Treasurer	Term: Indefinite Served: Since 11/20	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (July 2017 - present); Assistant Vice President, State Street Bank and Trust Company (November 2011 - July 2017).*
RYAN HILL SSGA Funds Management, Inc. One Iron Street, Boston, MA 02210 YOB:1982	Assistant Treasurer	Term: Indefinite Served: Since 5/22	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (May 2017 - present); Assistant Vice President, State Street Bank and Trust Company (May 2014 - May 2017).
JOHN BETTENCOURT SSGA Funds Management, Inc. One Iron Street, Boston, MA 02210 YOB:1976	Assistant Treasurer	Term: Indefinite Served: Since 5/22	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (March 2020 - present); Assistant Vice President, State Street Global Advisors (June 2007 - March 2020).
BRIAN HARRIS SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1973	Chief Compliance Officer, Anti-Money Laundering Officer and Code of Ethics Compliance Officer	Term: Indefinite Served: Since 7/16	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (June 2013 - present).*
SEAN O'MALLEY SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1969	Chief Legal Officer	Term: Indefinite Served: Since 8/19	Senior Vice President and General Counsel, State Street Global Advisors (May 2022 - present); Senior Vice President and Deputy General Counsel, State Street Global Advisors (November 2013 - May 2022).
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OTHER INFORMATION  (continued)
December 31, 2022 (Unaudited)

Name, Address and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation(s) During the Past 5 Years
DAVID BARR SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1974	Secretary	Term: Indefinite Served: Since 9/20	Vice President and Senior Counsel, State Street Global Advisors (October 2019 - present); Vice President and Counsel, Eaton Vance Corp. (October 2010 - October 2019).
DAVID URMAN SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1985	Assistant Secretary	Term: Indefinite Served: Since 8/19	Vice President and Senior Counsel, State Street Global Advisors (April 2019 - present); Vice President and Counsel, State Street Global Advisors (August 2015 - April 2019); Associate, Ropes & Gray LLP (November 2012 - August 2015).

* Served in various capacities and/or with various affiliated entities during noted time period.
Statement of Additional Information (SAI) includes additional information about the Funds' Trustees and officers and is available, without charge, upon request and by calling 1-800-997-7327.

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Trustees
John R. Costantino
Michael F. Holland
Michael A. Jessee
Margaret McLaughlin
Ellen M. Needham
George Pereira
Donna M. Rapaccioli
Patrick J. Riley
Richard D. Shirk
Investment Adviser and Administrator
SSGA Funds Management, Inc.
One Iron Street
Boston, MA 02210
Custodian and Sub-Administrator
State Street Bank and Trust Company
State Street Financial Center
One Lincoln Street
Boston, MA 02111
Independent Registered Public Accounting Firm
Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116
Legal Counsel
Ropes & Gray LLP
800 Boylston Street
Boston, MA 02199
Transfer Agent
SS&C GIDS, Inc.
State Street Global Advisors
P.O. Box 219737
Kansas City, MO 64121-9737
Distributor
State Street Global Advisors Funds Distributors, LLC
One Iron Street
Boston, MA 02210
This report is for shareholder information. This is not a prospectus intended for use in the purchase or sale of shares of fund shares.
State Street Institutional Investment Trust
State Street Bank and Trust Company
P.O. Box 5049
Boston, MA 02206
The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-800-997-7327 or visiting www.ssga.com. Please read the prospectus carefully before you invest.
SSIITTRAR

Annual Report
December 31, 2022
State Street Institutional Investment Trust
State Street Hedged International Developed Equity Index Fund
The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-800-997-7327 or visiting www.ssga.com. Please read the prospectus carefully before you invest.

The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-800-997-7327 or visiting www.ssga.com. Please read the prospectus carefully before you invest.

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State Street Hedged International Developed Equity Index Fund
MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE (UNAUDITED)
The State Street Hedged International Developed Equity Index Fund (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of a broad-based developed market (ex-U.S. and Canada) large and mid-capitalization equity index, hedged to the U.S. dollar, over the long term. The Fund’s benchmark is the MSCI EAFE (Europe, Australasia, Far East) 100% Hedged to USD Index (the “Index”). The Fund currently intends to gain all of its investment exposure to, and track the performance of, the Index constituents by investing in the State Street International Developed Equity Index Portfolio (the “Portfolio”) and employ its currency hedging strategy by directly entering into currency hedging transactions.
For the 12-month period ended December 31, 2022 (the “Reporting Period”), the total return for the Fund’s Class K was –4.78%, and the return for the Index was –4.60%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. The cumulative effect of small weighting differences between the securities and the currencies in the Portfolio and the Index contributed to the difference between the Fund’s performance and that of the Index.
The Fund had negative performance in the Reporting Period. The first quarter of the Reporting Period had negative performance on the back of concerns around the Russia-Ukraine war, increased supply chain disruptions, global growth risks and surging inflation. Performance in the second quarter of the Reporting Period was also negative as concerns about the Russa-Ukraine war and inflation continued in addition to tighter monetary policy and recession fears. Negative performance for the fund continued in the third quarter of the Reporting Period as economic growth expectations decreased amid monetary tightening and persistently high inflation. Performance in the fourth quarter of the Reporting Period was positive on the back of signs of slower inflation, easing of China’s zero-COVID policy and despite continued hawkish monetary policy.
The Fund used MSCI EAFE Index futures and foreign currency forward contracts in order to gain exposure to the index during the Reporting Period. The Fund’s use of index futures and foreign currency forwards helped the Fund track the Index.
On an individual security level, the top positive contributors to the Fund’s performance on an absolute basis during the Reporting Period were Shell PLC, Total Energies SE and Novo Nordisk A/S. The top negative contributors to the Fund’s performance on an absolute basis during the Reporting Period were ASML Holding NV, Roche Holding Ltd and Nestle SA.
The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.
See accompanying notes to financial statements and financial statements of the State Street International Developed Equity Index Portfolio.
1

State Street Hedged International Developed Equity Index Fund
Performance Summary (Unaudited)
Comparison of Change in Value of a $10,000 Investment
(Based on Net Asset Value)
Line graph is based on cumulative total return.
Performance as of December 31, 2022
	Total Return One Year Ended December 31, 2022	Average Annual Total Return Five Years Ended December 31, 2022	Total Return Inception Date* to December 31, 2022
State Street Hedged International Developed Equity Index Fund Class K	(4.78%)	5.68%	5.39%
MSCI EAFE (Europe, Australasia, Far East) 100% Hedged to USD Index (1)	(4.60%)	5.79%	5.67%
*	Inception date is May 29, 2015.
(1)	The MSCI EAFE (Europe, Australasia, Far East) 100% Hedged to USD Index represents a close estimation of the performance that can be achieved by hedging the currency exposures of its parent index, the MSCI EAFE Index, to the USD, the “home” currency for the hedged index. The index is 100% hedged to the USD by selling each foreign currency forward at the one-month Forward weight. The parent index is composed of large and mid cap stocks across 21 developed markets countries and its local performance is calculated in 13 different currencies, including the Euro.
Total returns and performance graph information represent past performance and are not indicative of future results, which may be lower or higher than performance data quoted. Investment return and principal value of an investment will fluctuate so that an investor’s share, when redeemed, may be worth more or less than its original cost. The graph and table above do not reflect the deduction of taxes that a shareholder would pay on fund distributions, sales, or the redemption of fund shares.
See accompanying notes to financial statements and financial statements of the State Street International Developed Equity Index Portfolio.
2

State Street Hedged International Developed Equity Index Fund
PORTFOLIO STATISTICS (UNAUDITED)
Portfolio Composition as of December 31, 2022

% of Net Assets
Mutual Funds and Exchange Traded Products	99.2%
Short-Term Investment	4.1
Liabilities in Excess of Other Assets	(3.3)
TOTAL	100.0%
(The composition is expressed as a percentage of net assets as of the date indicated. The composition will vary over time.)
See accompanying notes to financial statements and financial statements of the State Street International Developed Equity Index Portfolio.
3

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET HEDGED INTERNATIONAL DEVELOPED EQUITY INDEX FUND
SCHEDULE OF INVESTMENTS
December 31, 2022

Security Description	Shares	Value
MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS — 99.2%
UNITED STATES — 99.2%
State Street International Developed Equity Portfolio, (a) (Cost: $2,997,154,266)		$ 3,463,415,146
SHORT-TERM INVESTMENT — 4.1%
State Street Institutional Liquid Reserves Fund, Premier Class 4.42% (b)(c) (Cost $140,940,119)	140,920,876	140,949,060
TOTAL INVESTMENTS — 103.3% (Cost $3,138,094,385)		3,604,364,206
LIABILITIES IN EXCESS OF OTHER ASSETS — (3.3)%		(113,741,620)
NET ASSETS — 100.0%		$ 3,490,622,586

(a)	Affiliated fund managed by SSGA Funds Management, Inc.
(b)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2022 are shown in the Affiliate Table below.
(c)	The rate shown is the annualized seven-day yield at December 31, 2022.

At December 31, 2022, open forward foreign currency exchange contracts were as follows:
Counterparty	Amount Sold	Amount Bought	Settlement Date	Net Unrealized Appreciation/ (Depreciation)
Bank of America N.A.	USD 2,201,398	AUD 3,264,000	01/04/2023	$ 12,083
Bank of America N.A.	USD 3,825,326	AUD 5,622,000	01/04/2023	(12,766)
Bank of America N.A.	USD 3,212,243	CHF 2,974,000	01/04/2023	2,197
Bank of America N.A.	USD 4,849,411	CHF 4,513,000	01/04/2023	28,453
Bank of America N.A.	USD 871,450	DKK 6,110,000	01/04/2023	5,435
Bank of America N.A.	USD 5,955,034	EUR 5,646,000	01/04/2023	70,657
Bank of America N.A.	USD 5,047,641	GBP 4,152,000	01/04/2023	(53,198)
Bank of America N.A.	USD 4,736,464	GBP 3,927,000	01/04/2023	(12,674)
Bank of America N.A.	USD 6,238,807	GBP 5,187,000	01/04/2023	638
Bank of America N.A.	USD 4,159,150	GBP 3,460,000	01/04/2023	2,885
Bank of America N.A.	USD 7,321,549	GBP 5,959,000	01/04/2023	(153,465)
Bank of America N.A.	USD 2,858,786	GBP 2,328,000	01/04/2023	(58,433)
Bank of America N.A.	USD 7,638,449	JPY 996,134,000	01/04/2023	(88,834)
Bank of America N.A.	USD 7,124,346	JPY 942,029,000	01/04/2023	15,213
Bank of America N.A.	USD 6,230,665	JPY 830,008,000	01/04/2023	59,896
Bank of America N.A.	USD 2,615,683	SEK 27,336,000	01/04/2023	7,859
Bank of America N.A.	USD 527,553	SEK 5,432,000	01/04/2023	(6,223)
Bank of America N.A.	JPY 732,812,000	USD 5,503,120	01/04/2023	(50,800)
Bank of Montreal	USD 1,887,873	CHF 1,763,000	01/04/2023	17,661
Bank of Montreal	USD 599,579,817	EUR 561,755,157	01/04/2023	(46,891)
Bank of Montreal	USD 15,266,990	EUR 14,453,000	01/04/2023	157,967
Bank of Montreal	USD 278,600,389	GBP 231,607,273	01/04/2023	100
Bank of Montreal	USD 2,519,652	JPY 350,049,000	01/04/2023	133,339
Bank of Montreal	USD 9,415,155	JPY 1,244,425,000	01/04/2023	16,237
Bank of Montreal	USD 17,591,296	JPY 2,358,034,000	01/04/2023	280,045
See accompanying notes to financial statements and financial statements of the State Street International Developed Equity Index Portfolio.
4

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET HEDGED INTERNATIONAL DEVELOPED EQUITY INDEX FUND
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022

Counterparty	Amount Sold	Amount Bought	Settlement Date	Net Unrealized Appreciation/ (Depreciation)
Bank of Montreal	USD 1,049,186	SGD 1,416,000	01/04/2023	$ 6,585
Bank of Montreal	EUR 587,439,657	USD 606,609,575	01/04/2023	(20,335,121)
Bank of Montreal	GBP 248,081,273	USD 295,817,816	01/04/2023	(2,599,255)
Bank of Montreal	GBP 231,607,273	USD 278,804,203	02/02/2023	(11,361)
Bank of Montreal	EUR 561,755,157	USD 600,769,053	02/02/2023	80,473
Barclays Capital PLC	USD 3,261,742	AUD 4,894,000	01/04/2023	57,124
Barclays Capital PLC	USD 8,036,871	CHF 7,444,000	01/04/2023	8,957
Barclays Capital PLC	USD 435,540	DKK 3,039,000	01/04/2023	606
Barclays Capital PLC	USD 10,104,545	EUR 9,524,000	01/04/2023	59,940
Barclays Capital PLC	USD 13,332,385	EUR 12,582,000	01/04/2023	95,748
Barclays Capital PLC	USD 857,872	HKD 6,679,000	01/04/2023	(2,133)
Barclays Capital PLC	USD 713,435	HKD 5,565,000	01/04/2023	(426)
Barclays Capital PLC	USD 1,571,982	ILS 5,414,000	01/04/2023	(37,619)
Barclays Capital PLC	USD 384,885	ILS 1,361,000	01/04/2023	832
Barclays Capital PLC	USD 612,209	NOK 6,051,000	01/04/2023	2,044
Barclays Capital PLC	USD 1,049,301	SEK 10,920,000	01/04/2023	(1,266)
Barclays Capital PLC	USD 1,609,686	SEK 16,572,000	01/04/2023	(19,207)
Barclays Capital PLC	USD 2,224,483	ILS 7,839,000	02/02/2023	(279)
Barclays Capital PLC	USD 2,766,737	NOK 27,223,000	02/02/2023	(85)
Barclays Capital PLC	USD 4,276,980	SEK 44,488,000	02/02/2023	(330)
Barclays Capital PLC	DKK 7,924,000	USD 1,139,788	02/02/2023	88
BNP Paribas S.A.	USD 6,146,795	CHF 5,829,000	01/04/2023	153,464
BNP Paribas S.A.	USD 679,306	NOK 6,765,000	01/04/2023	7,426
BNP Paribas S.A.	USD 417,897	SGD 565,000	01/04/2023	3,367
BNP Paribas S.A.	DKK 20,635,000	USD 2,864,841	01/04/2023	(96,617)
BNP Paribas S.A.	SEK 8,495,000	USD 813,979	01/04/2023	(1,319)
BNP Paribas S.A.	EUR 7,409,000	USD 7,905,468	01/04/2023	(1,784)
BNP Paribas S.A.	USD 55,158,096	JPY 7,251,486,000	02/02/2023	2,363
BNP Paribas S.A.	USD 2,123,884	SGD 2,847,000	02/02/2023	(66)
BNP Paribas S.A.	HKD 68,619,000	USD 8,796,445	02/02/2023	(459)
Citibank N.A.	USD 2,823,976	CHF 2,620,000	01/04/2023	7,844
Citibank N.A.	USD 896,182	CHF 840,000	01/04/2023	11,730
Citibank N.A.	USD 5,049,746	EUR 4,738,000	01/04/2023	6,882
Citibank N.A.	USD 421,040,391	JPY 55,558,384,805	01/04/2023	31,910
Citibank N.A.	USD 124,265,144	SEK 1,294,718,531	01/04/2023	(5,963)
Citibank N.A.	USD 442,865	SGD 598,000	01/04/2023	3,004
Citibank N.A.	GBP 248,081,274	USD 295,817,073	01/04/2023	(2,599,999)
Citibank N.A.	EUR 587,439,657	USD 606,607,813	01/04/2023	(20,336,883)
Citibank N.A.	AUD 2,882,000	USD 1,953,169	01/04/2023	(1,259)
Citibank N.A.	CHF 2,313,000	USD 2,505,748	01/04/2023	5,748
Citibank N.A.	SEK 1,294,718,531	USD 124,468,230	02/02/2023	6,374
Citibank N.A.	JPY 55,558,384,805	USD 422,625,778	02/02/2023	5,362
HSBC Bank USA	USD 2,481,419	AUD 3,705,000	01/04/2023	31,127
HSBC Bank USA	USD 296,403,123	AUD 437,076,050	01/04/2023	3
HSBC Bank USA	USD 702,260	AUD 1,046,000	01/04/2023	7,085
See accompanying notes to financial statements and financial statements of the State Street International Developed Equity Index Portfolio.
5

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET HEDGED INTERNATIONAL DEVELOPED EQUITY INDEX FUND
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022

Counterparty	Amount Sold	Amount Bought	Settlement Date	Net Unrealized Appreciation/ (Depreciation)
HSBC Bank USA	USD 1,481,009	AUD 2,196,000	01/04/2023	$ 8,209
HSBC Bank USA	USD 103,972,340	DKK 724,408,566	01/04/2023	(7,909)
HSBC Bank USA	USD 8,943,013	EUR 8,392,000	01/04/2023	13,345
HSBC Bank USA	USD 2,028,196	HKD 15,811,000	01/04/2023	(2,430)
HSBC Bank USA	USD 95,952,573	HKD 748,905,035	01/04/2023	—
HSBC Bank USA	USD 1,231,318	HKD 9,585,000	01/04/2023	(3,251)
HSBC Bank USA	USD 404,103	HKD 3,142,000	01/04/2023	(1,538)
HSBC Bank USA	USD 19,221,498	ILS 67,820,174	01/04/2023	(817)
HSBC Bank USA	USD 1,953,074	JPY 266,093,000	01/04/2023	63,623
HSBC Bank USA	USD 3,409,684	JPY 468,600,000	01/04/2023	141,796
HSBC Bank USA	USD 30,589,510	NOK 301,319,520	01/04/2023	(1,801)
HSBC Bank USA	USD 7,206,502	NZD 11,394,581	01/04/2023	(2)
HSBC Bank USA	USD 627,699	SEK 6,474,000	01/04/2023	(6,364)
HSBC Bank USA	USD 551,894	SGD 747,000	01/04/2023	5,070
HSBC Bank USA	USD 50,522,144	SGD 67,760,299	01/04/2023	—
HSBC Bank USA	USD 634,844	SGD 858,000	01/04/2023	4,881
HSBC Bank USA	GBP 3,154,000	USD 3,760,855	01/04/2023	(33,093)
HSBC Bank USA	EUR 36,198,000	USD 37,378,706	01/04/2023	(1,253,592)
HSBC Bank USA	DKK 4,753,000	USD 682,100	01/04/2023	(33)
HSBC Bank USA	DKK 724,408,566	USD 104,206,409	02/02/2023	15,614
HSBC Bank USA	ILS 67,820,174	USD 19,242,986	02/02/2023	(14)
HSBC Bank USA	AUD 437,076,050	USD 296,726,560	02/02/2023	(22,050)
HSBC Bank USA	NOK 301,319,520	USD 30,625,264	02/02/2023	2,403
HSBC Bank USA	HKD 748,905,035	USD 96,008,542	02/02/2023	(521)
HSBC Bank USA	NZD 11,394,581	USD 7,209,078	02/02/2023	(306)
HSBC Bank USA	SGD 67,760,299	USD 50,544,756	02/02/2023	(3,366)
JP Morgan Chase Bank, N.A.	USD 2,613,590	AUD 3,918,000	01/04/2023	43,402
JP Morgan Chase Bank, N.A.	USD 3,199,588	EUR 3,038,000	01/04/2023	42,715
JP Morgan Chase Bank, N.A.	USD 2,828,634	EUR 2,690,000	01/04/2023	42,267
JP Morgan Chase Bank, N.A.	USD 10,505,919	JPY 1,429,518,000	01/04/2023	328,277
JP Morgan Chase Bank, N.A.	USD 1,377,968	SEK 14,426,000	01/04/2023	6,551
JP Morgan Chase Bank, N.A.	USD 921,639	SEK 9,622,000	01/04/2023	1,822
JP Morgan Chase Bank, N.A.	USD 1,109,488	SEK 11,547,000	01/04/2023	(1,277)
Morgan Stanley Bank, N.A.	USD 25,342,315	EUR 23,842,000	01/04/2023	103,048
Morgan Stanley Bank, N.A.	USD 10,722,075	EUR 10,071,000	01/04/2023	26,195
Morgan Stanley Bank, N.A.	USD 1,534,267	GBP 1,252,000	01/04/2023	(28,236)
Morgan Stanley Bank, N.A.	USD 11,824,995	GBP 9,829,000	01/04/2023	(1,686)
Morgan Stanley Bank, N.A.	USD 1,351,863	GBP 1,109,000	01/04/2023	(17,846)
Morgan Stanley Bank, N.A.	USD 2,386,910	GBP 1,953,000	01/04/2023	(37,646)
Morgan Stanley Bank, N.A.	USD 1,070,251	HKD 8,344,000	01/04/2023	(1,186)
Morgan Stanley Bank, N.A.	USD 481,331	HKD 3,744,000	01/04/2023	(1,635)
Morgan Stanley Bank, N.A.	USD 2,227,222	JPY 300,559,000	01/04/2023	50,690
Morgan Stanley Bank, N.A.	USD 2,645,471	SEK 28,140,000	01/04/2023	55,235
Morgan Stanley Bank, N.A.	CHF 384,000,571	USD 404,829,451	01/04/2023	(10,216,562)
Morgan Stanley Bank, N.A.	JPY 60,063,930,305	USD 432,305,567	01/04/2023	(22,913,882)
See accompanying notes to financial statements and financial statements of the State Street International Developed Equity Index Portfolio.
6

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET HEDGED INTERNATIONAL DEVELOPED EQUITY INDEX FUND
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022

Counterparty	Amount Sold	Amount Bought	Settlement Date	Net Unrealized Appreciation/ (Depreciation)
Morgan Stanley Bank, N.A.	GBP 3,054,000	USD 3,684,018	01/04/2023	$ 10,360
Societe Generale	USD 6,260,150	AUD 9,275,000	01/04/2023	29,691
Societe Generale	USD 1,236,834	AUD 1,843,000	01/04/2023	12,997
Standard Chartered Bank	USD 1,149,926	DKK 8,071,000	01/04/2023	8,394
Standard Chartered Bank	USD 810,287	HKD 6,316,000	01/04/2023	(1,057)
Toronto-Dominion Bank	USD 379,194,305	CHF 350,830,571	01/04/2023	—
Toronto-Dominion Bank	USD 421,021,247	JPY 55,558,384,805	01/04/2023	51,054
Toronto-Dominion Bank	DKK 756,272,566	USD 104,991,194	01/04/2023	(3,546,241)
Toronto-Dominion Bank	NZD 11,394,581	USD 7,080,023	01/04/2023	(126,478)
Toronto-Dominion Bank	NOK 314,135,520	USD 31,539,553	01/04/2023	(349,141)
Toronto-Dominion Bank	AUD 461,234,050	USD 309,335,840	01/04/2023	(3,450,034)
Toronto-Dominion Bank	HKD 723,225,035	USD 92,617,854	01/04/2023	(44,500)
Toronto-Dominion Bank	SGD 67,470,299	USD 49,242,463	01/04/2023	(1,063,457)
Toronto-Dominion Bank	ILS 74,595,174	USD 21,651,286	01/04/2023	510,525
Toronto-Dominion Bank	CHF 350,830,571	USD 380,338,362	02/02/2023	(31,815)
Toronto-Dominion Bank	JPY 55,558,384,805	USD 422,596,846	02/02/2023	(23,569)
UBS AG	USD 804,747	AUD 1,182,000	01/04/2023	(3,174)
UBS AG	USD 1,015,184	CHF 948,000	01/04/2023	9,459
UBS AG	USD 4,223,783	CHF 3,928,000	01/04/2023	21,785
UBS AG	USD 1,594,943	CHF 1,479,000	01/04/2023	3,630
UBS AG	USD 3,403,322	CHF 3,145,000	01/04/2023	(4,057)
UBS AG	USD 771,378	DKK 5,383,000	01/04/2023	1,170
UBS AG	USD 2,186,204	DKK 15,294,000	01/04/2023	8,734
UBS AG	USD 1,316,870	DKK 9,272,000	01/04/2023	13,813
UBS AG	USD 513,602	DKK 3,622,000	01/04/2023	6,214
UBS AG	USD 924,666	DKK 6,461,000	01/04/2023	2,593
UBS AG	USD 4,070,305	JPY 558,454,000	01/04/2023	162,171
UBS AG	HKD 4,913,000	USD 630,077	01/04/2023	605
Westpac Banking Corp.	USD 599,580,379	EUR 561,755,157	01/04/2023	(47,453)
Westpac Banking Corp.	USD 278,600,390	GBP 231,607,274	01/04/2023	100
Westpac Banking Corp.	HKD 79,953,000	USD 10,238,433	01/04/2023	(5,450)
Westpac Banking Corp.	AUD 9,905,000	USD 6,643,452	01/04/2023	(73,624)
Westpac Banking Corp.	SGD 4,474,000	USD 3,265,298	01/04/2023	(70,521)
Westpac Banking Corp.	SEK 1,416,692,531	USD 133,177,834	01/04/2023	(2,787,666)
Westpac Banking Corp.	JPY 60,063,930,305	USD 432,349,133	01/04/2023	(22,870,317)
Westpac Banking Corp.	USD 10,419,815	AUD 15,347,000	02/02/2023	(116)
Westpac Banking Corp.	USD 15,926,450	CHF 14,690,000	02/02/2023	434
Westpac Banking Corp.	USD 53,838,429	EUR 50,340,000	02/02/2023	(9,527)
Westpac Banking Corp.	USD 8,438,764	GBP 7,010,000	02/02/2023	77
Westpac Banking Corp.	GBP 231,607,274	USD 278,809,300	02/02/2023	(6,265)
Westpac Banking Corp.	EUR 561,755,157	USD 600,790,961	02/02/2023	102,382
Total				$(112,288,138)

See accompanying notes to financial statements and financial statements of the State Street International Developed Equity Index Portfolio.
7

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET HEDGED INTERNATIONAL DEVELOPED EQUITY INDEX FUND
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022

AUD	Australian Dollar
CHF	Swiss Franc
DKK	Danish Krone
GBP	British Pound
HKD	Hong Kong Dollar
ILS	Israeli New Shekel
JPY	Japanese Yen
NOK	Norwegian Krone
NZD	New Zealand Dollar
SEK	Swedish Krona
SGD	Singapore Dollar

During the year ended December 31, 2022, average notional value related to forward foreign currency exchange contracts was $12,819,127,471.
At December 31, 2022, open futures contracts were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
MSCI EAFE Index (long)	320	03/17/2023	$31,495,937	$31,190,400	$(305,537)

During the year ended December 31, 2022, average notional value related to futures contracts was $169,024,704.
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2022.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Mutual Funds and Exchange Traded Products	$3,463,415,146	$ —	$—	$3,463,415,146
Short-Term Investment	140,949,060	—	—	140,949,060
TOTAL INVESTMENTS	$3,604,364,206	$ —	$—	$3,604,364,206
OTHER FINANCIAL INSTRUMENTS:
Forward Foreign Currency Exchange Contracts(a)	—	3,318,082	—	3,318,082
LIABILITIES:
OTHER FINANCIAL INSTRUMENTS:
Forward Foreign Currency Exchange Contracts(a)	—	(115,606,220)	—	(115,606,220)
Futures Contracts(b)	(305,537)	—	—	(305,537)
TOTAL OTHER FINANCIAL INSTRUMENTS	$ (305,537)	$(115,606,220)	$—	$ (115,911,757)
(a)	Forward Foreign Currency Exchange Contracts are valued at unrealized appreciation (depreciation).
(b)	Futures Contracts are valued at unrealized appreciation (depreciation).

Affiliate Table
	Number of Shares Held at 12/31/21	Value at 12/31/21	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/22	Value at 12/31/22	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	180,990,689	$181,008,788	$1,174,955,980	$1,214,992,462	$(38,289)	$15,043	140,920,876	$140,949,060	$2,087,180
See accompanying notes to financial statements and financial statements of the State Street International Developed Equity Index Portfolio.
8

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET HEDGED INTERNATIONAL DEVELOPED EQUITY INDEX FUND
STATEMENT OF ASSETS AND LIABILITIES
December 31, 2022

ASSETS
Investment in corresponding affiliated Portfolio, at value	$3,463,415,146
Investment in affiliated issuers, at value	140,949,060
Total Investments	3,604,364,206
Foreign currency, at value	71,959
Net cash at broker	9,412,003
Receivable for fund shares sold	3,890,194
Unrealized appreciation on forward foreign currency exchange contracts	3,318,082
Dividends receivable — affiliated issuers	352,822
Receivable from Adviser	314,855
Receivable for foreign taxes recoverable	67,230
Prepaid expenses and other assets	355,976
TOTAL ASSETS	3,622,147,327
LIABILITIES
Due to custodian	3,005,119
Payable for fund shares repurchased	11,534,180
Payable to broker – accumulated variation margin on open futures contracts	304,855
Unrealized depreciation on forward foreign currency exchange contracts	115,606,220
Advisory fee payable	440,816
Custodian fees payable	56,018
Administration fees payable	157,445
Transfer agent fees payable	13,974
Registration and filing fees payable	6,139
Professional fees payable	35,349
Printing and postage fees payable	55,460
Accrued expenses and other liabilities	309,166
TOTAL LIABILITIES	131,524,741
NET ASSETS	$3,490,622,586
NET ASSETS CONSIST OF:
Paid-in Capital	$3,490,585,522
Total distributable earnings (loss)	37,064
NET ASSETS	$3,490,622,586
Class K
Net Assets	$3,490,622,586
Shares Outstanding	36,819,397
Net asset value, offering and redemption price per share	$ 94.80
COST OF INVESTMENTS:
Investment in affiliated Portfolio	$2,997,154,266
Investment in affiliated issuers	140,940,119
Total cost of investments	$3,138,094,385
Foreign currency, at cost	$ 70,465
See accompanying notes to financial statements and financial statements of the State Street International Developed Equity Index Portfolio.
9

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET HEDGED INTERNATIONAL DEVELOPED EQUITY INDEX FUND
STATEMENT OF OPERATIONS
For the Year Ended December 31, 2022

INVESTMENT INCOME
Dividend income allocated from affiliated Portfolio	$ 138,432,091
Dividend income — affiliated issuers	2,087,180
Securities Lending income allocated from affiliated Portfolio	1,631,102
Expenses allocated from affiliated Portfolio	(5,579,151)
Foreign taxes withheld allocated from affiliated Portfolio	(16,961,833)
TOTAL INVESTMENT INCOME (LOSS)	119,609,389
EXPENSES
Advisory fee	5,746,363
Administration fees	2,052,272
Custodian fees	187,846
Trustees’ fees and expenses	21,016
Transfer agent fees	46,738
Registration and filing fees	76,117
Professional fees and expenses	45,367
Printing and postage fees	106,494
Insurance expense	13,959
Miscellaneous expenses	874,469
TOTAL EXPENSES	9,170,641
Expenses waived/reimbursed by the Adviser	(6,539,343)
NET EXPENSES	2,631,298
NET INVESTMENT INCOME (LOSS)	$ 116,978,091
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments allocated from affiliated Portfolio	(168,355,987)
Foreign currency transactions allocated from affiliated Portfolio	(1,984,484)
Futures contracts allocated from affiliated Portfolio	(3,597,900)
Investments - affiliated issuers	(38,289)
Forward foreign currency exchange contracts	533,833,825
Foreign currency transactions	(4,480)
Futures contracts	(33,139,737)
Net realized gain (loss)	326,712,948
Net change in unrealized appreciation/depreciation on:
Investments allocated from affiliated Portfolio	(594,979,603)
Foreign currency transactions allocated from affiliated Portfolio	(694,154)
Future contracts allocated from affiliated Portfolio	(2,112,318)
Investments - affiliated issuers	15,043
Forward foreign currency exchange contracts	(82,422,668)
Foreign currency translations	(3,179)
Futures contracts	(2,761,328)
Net change in unrealized appreciation/depreciation	(682,958,207)
NET REALIZED AND UNREALIZED GAIN (LOSS)	(356,245,259)
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$(239,267,168)
See accompanying notes to financial statements and financial statements of the State Street International Developed Equity Index Portfolio.
10

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET HEDGED INTERNATIONAL DEVELOPED EQUITY INDEX FUND
STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended 12/31/22	Year Ended 12/31/21
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ 116,978,091	$ 103,986,141
Net realized gain (loss)	326,712,948	274,865,966
Net change in unrealized appreciation/depreciation	(682,958,207)	337,915,056
Net increase (decrease) in net assets resulting from operations	(239,267,168)	716,767,163
DISTRIBUTIONS TO SHAREHOLDERS:
Class K	(647,029,524)	(129,203,406)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Class K
Proceeds from sale of shares sold	921,637,613	935,468,417
Reinvestment of distributions	646,472,756	128,063,509
Cost of shares redeemed	(1,703,252,954)	(823,242,926)
Net increase (decrease) in net assets from beneficial interest transactions	(135,142,585)	240,289,000
Net increase (decrease) in net assets during the period	(1,021,439,277)	827,852,757
Net assets at beginning of period	4,512,061,863	3,684,209,106
NET ASSETS AT END OF PERIOD	$ 3,490,622,586	$4,512,061,863
SHARES OF BENEFICIAL INTEREST:
Class K
Shares sold	8,209,170	8,028,100
Reinvestment of distributions	6,769,348	1,048,670
Shares redeemed	(15,279,639)	(7,093,667)
Net increase (decrease) from share transactions	(301,121)	1,983,103
See accompanying notes to financial statements and financial statements of the State Street International Developed Equity Index Portfolio.
11

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET HEDGED INTERNATIONAL DEVELOPED EQUITY INDEX FUND
FINANCIAL HIGHLIGHTS
Selected data for a share outstanding throughout each period

	Class K
	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20(a)	Year Ended 12/31/19(a)	Year Ended 12/31/18(a)
Net asset value, beginning of period	$ 121.55	$ 104.85	$ 104.30	$ 87.90	$ 104.00
Income (loss) from investment operations:
Net investment income (loss) (b)	3.25	2.93	2.15	3.10	2.90
Net realized and unrealized gain (loss)	(8.89)	17.33	0.53	18.60	(12.60)
Total from investment operations	(5.64)	20.26	2.68	21.70	(9.70)
Distributions to shareholders from:
Net investment income	(3.21)	(3.56)	(2.13)	(3.20)	(5.00)
Net realized gains	(17.90)	—	—	(2.10)	(1.40)
Total distributions	(21.11)	(3.56)	(2.13)	(5.30)	(6.40)
Net asset value, end of period	$ 94.80	$ 121.55	$ 104.85	$ 104.30	$ 87.90
Total return (c)	(4.78)%	19.31%	2.45%	24.82%	(9.25)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$3,490,623	$4,512,062	$3,684,209	$3,772,743	$2,922,844
Ratios to Average Net Assets:
Total expenses	0.36%	0.35%	0.36%	0.36%	0.36%
Net expenses	0.20%	0.20%	0.20%	0.20%	0.20%
Net investment income (loss)	2.85%	2.50%	2.23%	3.08%	2.85%
Portfolio turnover rate (d)	18%	7%	8%	3%	14%
(a)	On April 17, 2020, the State Street Hedged International Developed Equity Index Fund underwent a 1-for-10 reverse share split. The historical per share activity presented here has been retroactively adjusted to reflect this split.
(b)	Net investment income per share is calculated using the average shares method.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.
(d)	Portfolio turnover rate is from the corresponding affiliated Portfolio.
See accompanying notes to financial statements and financial statements of the State Street International Developed Equity Index Portfolio.
12

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET HEDGED INTERNATIONAL DEVELOPED EQUITY INDEX FUND
NOTES TO FINANCIAL STATEMENTS
December 31, 2022

1.    Organization
State Street Institutional Investment Trust (the “Trust”), a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (“1940 Act”), is an open-end management investment company.
As of December 31, 2022, the Trust consists of twenty-nine (29) series (and corresponding classes, each of which has the same rights and privileges, including voting rights), each of which represents a separate series of beneficial interest in the Trust. The Declaration of Trust permits the Board of Trustees of the Trust (the “Board” and each member thereof, a "Trustee") to authorize the issuance of an unlimited number of shares of beneficial interest with no par value. The financial statements herein relate only to the following series (the “Fund”):
Fund	Class	Commencement of Operations	Diversification Classification
State Street Hedged International Developed Equity Index Fund	Class I Class K	Not commenced May 29, 2015	Diversified Diversified
The Fund seeks to achieve its investment objective by investing a majority of its investable assets in the State Street International Developed Equity Index Portfolio (the “Portfolio”), a separate series of State Street Master Funds. The value of the Fund’s investment in the Portfolio reflects the Fund’s proportionate interest in the net assets of the Portfolio (approximately 100% at December 31, 2022). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including its Schedule of Investments, are attached to this report and should be read in conjunction with the Fund’s financial statements.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred.
2.    Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:
The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.
Security Valuation
The Fund records its investment in its Portfolio at fair value (net asset value) each business day. The valuation policy of the Portfolio is discussed in Note 2 of the Portfolio’s Notes to Financial Statements.
The Portfolio’s investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of the Portfolio are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board. The Committee provides oversight of the valuation of investments for the Portfolio. The Board has responsibility for overseeing the determination of the fair value of investments. The summary of the inputs used for the Portfolio, as of December 31, 2022, in valuing the Portfolio’s securities carried at fair value are discussed in Note 2 of the Portfolio’s Notes to Financial Statements, which are attached to this report.
Additionally, valuation techniques used to value the Fund’s investments, other than investment in the Portfolio, by major category are as follows:
•   Investments in registered investment companies (including money market funds) or other unitized pooled investment vehicles that are not traded on an exchange are valued at that day’s published net asset value
13

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET HEDGED INTERNATIONAL DEVELOPED EQUITY INDEX FUND
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2022

(“NAV”) per share or unit.
•   Exchange-traded futures contracts are valued at the closing settlement price on the primary market on which they are traded most extensively. Exchange-traded futures contracts traded on a recognized exchange for which there were no sales on that day are valued at the last reported sale price obtained from independent pricing services or brokers or at fair value.
•   Forward foreign currency exchange contracts are valued based on that day’s prevailing forward exchange rate for the underlying currencies. The rates are obtained from independent pricing services in accordance with the valuation policy and procedures approved by the Board.
In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.
Various inputs are used in determining the value of the Portfolio’s investments.
The Fund values its assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.
The three levels of the fair value hierarchy are as follows:
•  Level 1 – Unadjusted quoted prices in active markets for an identical asset or liability;
•   Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and
•   Level 3 – Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.
The value of the Fund’s investments according to the fair value hierarchy as of December 31, 2022 is disclosed in the Fund’s Schedule of Investments.
Investment Transactions and Income Recognition
Investment transactions are accounted for on the trade date for financial reporting purposes. Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, or when the information becomes available, net of any foreign taxes withheld at source, if any. Realized gains and losses from security transactions from investment in the Portfolio consist of the Fund’s share of the Portfolio’s realized gains and losses and investment income consists of the Fund’s share of the net investment income of the Portfolio. Realized gains and losses from the sale or disposition of investments and foreign exchange transactions, if any, are determined using the identified cost method.
Expenses
Certain expenses, which are directly identifiable to a specific Fund, are applied to that Fund within the Trust. Other expenses which cannot be attributed to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and relative net assets of the Fund within the Trust. The Fund is allocated a pro-rata share of the expense of its respective Portfolio. Class specific expenses are borne by each class.
14

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET HEDGED INTERNATIONAL DEVELOPED EQUITY INDEX FUND
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2022

Foreign Currency Translation
The accounting records of the Fund are maintained in U.S. dollars. Foreign currencies as well as investment securities and other assets and liabilities denominated in a foreign currency are translated to U.S. dollars using exchange rates at period end. Purchases and sales of securities, income receipts and expense payments denominated in foreign currencies are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.
The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.
Foreign Taxes
The Fund may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, realized and unrealized capital gains on investments or certain foreign currency transactions. Foreign taxes are recorded in accordance with SSGA Funds Management, Inc.'s (the “Adviser” or “SSGA FM”) understanding of the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Fund invests. These foreign taxes, if any, are paid by the Fund and are reflected in the Statement of Operations, if applicable. Foreign taxes payable or deferred as of December 31, 2022, if any, are disclosed in the Fund's Statement of Assets and Liabilities.
Distributions
Distributions from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed annually, unless additional distributions are required for compliance with applicable tax regulations. The amount and character of income and capital gains to be distributed are determined in accordance with applicable tax regulations which may differ from net investment income and realized gains recognized for U.S. GAAP purposes.
3.    Derivative Financial Instruments
Forward Foreign Currency Exchange Contracts
The Fund may engage in forward foreign currency exchange contracts to acquire exposure to foreign currencies or to hedge the Fund's investments against currency fluctuations. A forward foreign currency exchange contract is a commitment to purchase or sell a foreign currency at the settlement date at a negotiated rate. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency. The contract is marked-to-market daily and the change in market value is recorded by the Fund as an unrealized gain or loss. When the contract is closed, the Fund recognizes a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
Certain risks may arise upon entering into forward foreign currency exchange contracts from the potential inability of counterparties to meet the terms of their contracts and are generally limited to the amount of unrealized gains on appreciated contracts, if any. Additionally, when utilizing forward foreign currency exchange contracts to hedge, the Fund gives up the opportunity to profit from favorable exchange rate movements during the term of the contract.
For the year ended December 31, 2022, the Fund entered into forward foreign currency exchange contracts to offset the Fund’s exposure to the component currencies.
Futures Contracts
The Fund may enter into futures contracts to meet its objectives. A futures contract is a standardized, exchange-traded agreement to buy or sell a financial instrument at a set price on a future date. Upon entering into a futures contract, the Fund is required to deposit with the broker, cash or securities in an amount equal to the minimum initial margin requirements of the clearing house. Securities deposited, if any, are designated on the Fund's Schedule of Investments and cash deposited, if any, is included in Net cash at broker on the Fund's Statement of Assets and Liabilities. Subsequent payments are made or received by the Fund equal to the daily change in the contract value, accumulated, exchange rates, and or other transactional fees. The accumulation of those payments are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses. The Fund recognizes a realized gain or loss when the contract is closed.
15

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET HEDGED INTERNATIONAL DEVELOPED EQUITY INDEX FUND
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2022

Losses may arise if the value of a futures contract decreases due to unfavorable changes in the market rates or values of the underlying instrument during the term of the contract or if the counterparty does not perform under the contract. The use of futures contracts also involves the risk that the movements in the price of the futures contracts do not correlate with the movement of the assets underlying such contracts.
For the period ended December 31, 2022, the Fund entered into futures contracts for cash equitization, to reduce tracking error and to facilitate daily liquidity.
The following tables summarize the value of the Fund's derivative instruments as of December 31, 2022, and the related location in the accompanying Statement of Assets and Liabilities and Statement of Operations, presented by primary underlying risk exposure:
	Asset Derivatives
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Equity Risk	Commodity Risk	Total
Forward Foreign Currency Exchange Contracts	$—	$3,318,082	$—	$—	$—	$3,318,082
	Liability Derivatives
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Equity Risk	Commodity Risk	Total
Forward Foreign Currency Exchange Contracts	$—	$115,606,220	$—	$ —	$—	$115,606,220
Futures Contracts	—	—	—	304,855	—	304,855
	Net Realized Gain (Loss)
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Equity Risk	Commodity Risk	Total
Forward Foreign Currency Exchange Contracts	$—	$533,833,825	$—	$ —	$—	$533,833,825
Futures Contracts	—	—	—	(33,139,737)	—	(33,139,737)
	Net Change in Unrealized Appreciation (Depreciation)
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Equity Risk	Commodity Risk	Total
Forward Foreign Currency Exchange Contracts	$—	$(82,422,668)	$—	$ —	$—	$(82,422,668)
Futures Contracts	—	—	—	(2,761,328)	—	(2,761,328)
Offsetting of Financial Assets and Derivative Assets
	Forward Foreign Currency Exchange Contracts
Counterparty	Gross Amounts of Assets	Amount Eligible to Offset	Collateral (Received) Pledged	Net Amount
Bank of America	$ 205,316	$ (205,316)	$—	$ —
Bank of Montreal	692,407	(692,407)	—	—
Barclays Capital	225,339	(61,345)	—	163,994
BNP Paribas S.A.	166,620	(100,245)	—	66,375
Citibank N.A.	78,854	(78,854)	—	—
HSBC Bank USA	293,156	(293,156)	—	—
JP Morgan Chase Bank, N.A.	465,034	(1,277)	—	463,757
Morgan Stanley Bank, N.A.	245,528	(245,528)	—	—
16

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET HEDGED INTERNATIONAL DEVELOPED EQUITY INDEX FUND
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2022

Offsetting of Financial Assets and Derivative Assets
	Forward Foreign Currency Exchange Contracts
Counterparty	Gross Amounts of Assets	Amount Eligible to Offset	Collateral (Received) Pledged	Net Amount
Societe Generale	$ 42,688	$ —	$—	$ 42,688
Standard Chartered Bank	8,394	(1,057)	—	7,337
Toronto Dominion Bank	561,579	(561,579)	—	—
UBS AG	230,174	(7,231)	—	222,943
Westpac Banking Corp.	102,993	(102,993)	—	—
	$3,318,082	$(2,350,988)	$—	$967,094
Offsetting of Financial Liabilities and Derivative Liabilities
	Forward Foreign Currency Exchange Contracts
Counterparty	Gross Amounts of Liabilities	Amount Eligible to Offset	Collateral (Received) Pledged	Net Amount
Bank of America	$ (436,393)	$ 205,316	$—	$ (231,077)
Bank of Montreal	(22,992,628)	692,407	—	(22,300,221)
Barclays Capital	(61,345)	61,345	—	—
BNP Paribas S.A.	(100,245)	100,245	—	—
Citibank N.A.	(22,944,104)	78,854	—	(22,865,250)
HSBC Bank USA	(1,337,087)	293,156	—	(1,043,931)
JP Morgan Chase Bank, N.A.	(1,277)	1,277	—	—
Morgan Stanley Bank, N.A.	(33,218,679)	245,528	—	(32,973,151)
Standard Chartered Bank	(1,057)	1,057	—	—
Toronto Dominion Bank	(8,635,235)	561,579	—	(8,073,656)
UBS AG	(7,231)	7,231	—	—
Westpac Banking Corp.	(25,870,939)	102,993	—	(25,767,946)
	$(115,606,220)	$2,350,988	$—	$(113,255,232)
4.    Fees and Transactions with Affiliates
Advisory Fee
The Fund has entered into an Investment Advisory Agreement with the Adviser. For its advisory services to the Fund, the Fund pays the Adviser a management fee at an annual rate of 0.14% of its average daily net assets.
The amount the Fund pays under its Investment Advisory Agreement is reduced by the amount of the advisory fee it bears indirectly through its investment in the Portfolio. For the services provided under its Investment Advisory Agreement, the Portfolio pays the Adviser a management fee at an annual rate of 0.11% of the Portfolio’s average daily net assets. This arrangement may not be terminated except with the approval of the Board.
The Adviser is contractually obligated until April 30, 2023 to waive its management fee and/or to reimburse the Fund for expenses to the extent that total expenses (exclusive of non-recurring account fees, interest, taxes, extraordinary expenses, acquired fund fees other than the fees of the Portfolio, and any class-specific expenses, such as distribution, shareholder servicing, sub-transfer agency and administration fees) exceed 0.15% of average daily net assets on an annual basis. This waiver and/or reimbursement may not be terminated during the relevant period except with the approval of the Board. For the period ended December 31, 2022, SSGA FM reimbursed or waived the fees under these agreements as shown on the Statement of Operations.
17

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET HEDGED INTERNATIONAL DEVELOPED EQUITY INDEX FUND
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2022

Administrator, Custodian, and Sub-Administrator Fees
SSGA FM serves as administrator and State Street Bank and Trust Company (“State Street”), an affiliate of the Adviser, serves as custodian and sub-administrator to the Fund. For its administration services, the Fund pays SSGA FM a fee at the annual rate of 0.05% of the average daily net assets. The fees are accrued daily and paid monthly. For its services as custodian, the Fund pays State Street an annual fee. SSGA FM pays State Street for its services as sub-administrator.
Distributor
State Street Global Advisors Funds Distributors, LLC (“SSGA FD” or the “Distributor”), an affiliate of the Adviser, serves as the Distributor of the Fund.
Due to Custodian
In certain circumstances, the Fund may have cash overdrafts with the Custodian due to expense payments, capital transactions, trading of securities, investment operations or derivative transactions. The Due to custodian amount, if any, reflects cash overdrawn with State Street, as custodian, who is an affiliate of the Fund.
Other Transactions with Affiliates
The Fund may invest in affiliated entities, including securities issued by State Street Corporation, affiliated funds, or entities deemed to be affiliates as a result of the Fund owning more than five percent of the entity’s voting securities or outstanding shares. Amounts relating to these transactions during the period ended December 31, 2022, are disclosed in the Schedule of Investments.
5.    Trustees’ Fees
The fees and expenses of the Trustees who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”), are paid directly by the Fund. The Independent Trustees are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.
6.    Income Tax Information
The Fund has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). The Fund will not be subject to federal income taxes to the extent it distributes its taxable income, including any net realized capital gains, for each fiscal year. Therefore, no provision for federal income tax is required.
The Fund files federal and various state and local tax returns as required. No income tax returns are currently under examination. Generally, the federal returns are subject to examination by the Internal Revenue Service for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction. SSGA FM has analyzed the Fund ’s tax positions taken on tax returns for all open years and does not believe there are any uncertain tax positions that would require recognition of a tax liability.
Distributions to shareholders are recorded on ex-dividend date. Income dividends and gain distributions are determined in accordance with income tax rules and regulations, which may differ from generally accepted accounting principles.
Certain capital accounts in the financial statements have been adjusted for permanent book-tax differences. These adjustments have no impact on net asset values or results of operations. Temporary book-tax differences will reverse in the future. These book-tax differences are primarily due to differing treatments for foreign currencies, futures contracts, forward contracts, passive foreign investment companies, partnerships and wash sale loss deferrals.
The tax character of distributions paid during the year ended December 31, 2022, was as follows:
	Ordinary Income	Long-Term Capital Gains	Total
State Street Hedged International Developed Equity Index Fund	$382,458,494	$264,571,030	$647,029,524
18

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET HEDGED INTERNATIONAL DEVELOPED EQUITY INDEX FUND
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2022

The tax character of distributions paid during the year ended December 31, 2021, was as follows:
	Ordinary Income	Long-Term Capital Gains	Total
State Street Hedged International Developed Equity Index Fund	$ 129,203,406	$ —	$ 129,203,406
At December 31, 2022, the components of distributable earnings on a tax basis were as follows:
	Undistributed Ordinary Income	Capital Loss Carryforwards	Undistributed Long-Term Capital Gains	Net Unrealized Gains (Losses)	Qualified Late-Year Losses	Total
State Street Hedged International Developed Equity Index Fund	$9,729,830	$—	$—	$323,751,483	$(333,444,249)	$37,064
As of December 31, 2022, gross unrealized appreciation and gross unrealized depreciation of investments and other financial instruments based on cost for federal income tax purposes were as follows:
	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
State Street Hedged International Developed Equity Index Fund	$3,165,879,844	$324,305,145	$—	$324,305,145
7.    Risks
Concentration Risk
As a result of the Fund's ability to invest a large percentage of its assets in obligations of issuers within the same country, state, region, currency or economic sector, an adverse economic, business or political development may affect the value of the Fund's investments more than if the Fund was more broadly diversified.
Market Risk
The Fund’s investments are subject to changes in general economic conditions, general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and general market liquidity. The Fund is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness, such as COVID-19, or other public health issues, or other events could have a significant impact on the Fund and its investments.
Foreign and Emerging Markets Risk
Investing in foreign markets involves risks and considerations not typically associated with investing in the U.S. Foreign securities may be subject to risk of loss because of government regulation, economic, political and social instability in the countries in which the Fund invests. Foreign markets may be less liquid than investments in the U.S. and may be subject to the risks of currency fluctuations. To the extent that the Fund invests in securities of issuers located in emerging markets, these risks may be even more pronounced.
8.    Subsequent Events
Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.
19

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET HEDGED INTERNATIONAL DEVELOPED EQUITY INDEX FUND
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of State Street Hedged International Developed Equity Index Fund and Board of Trustees of State Street Institutional Investment Trust
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of State Street Hedged International Developed Equity Index Fund (the “Fund”) (one of the series constituting State Street Institutional Investment Trust (the “Trust”)), including the schedule of investments, as of December 31, 2022, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the series constituting State Street Institutional Investment Trust) at December 31, 2022, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2022, by correspondence with the custodian, brokers and others; when replies were not received from brokers and others, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more State Street Global Advisors investment companies since 2000.
Boston, Massachusetts
February 24, 2023
20

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET HEDGED INTERNATIONAL DEVELOPED EQUITY INDEX FUND
OTHER INFORMATION
December 31, 2022 (Unaudited)

Expense Example
As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), if applicable, on purchase payments, reinvested dividends, or other distributions and (2) ongoing costs, including advisory fees and to the extent applicable, distribution (12b-1) and/or service fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from July 1, 2022 to December 31, 2022.
The table below illustrates your Fund's cost in two ways:
Based on actual fund return ——This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the Fund's actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Fund under the heading “Expenses Paid During Period”.
Based on hypothetical 5% return ——This section is intended to help you compare your Fund's costs with those of other mutual funds. It assumes that the Fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case, because the return used is not the Fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the U.S. Securities and Exchange Commission (the “SEC”) requires all mutual funds to calculate expenses based on a 5% return. You can assess your Fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales load charges (loads). Therefore, the hypothetical 5% return section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
		Actual		Hypothetical (assuming a 5% return before expenses)
	Annualized Expense Ratio	Ending Account Value	Expenses Paid During Period(a)	Ending Account Value	Expenses Paid During Period(a)
State Street Hedged International Developed Equity Index Fund
Class K	0.20%	$1,064.60	$1.04	$1,024.20	$1.02
(a)	Expenses are equal to the Fund's annualized net expense ratio multiplied by the average account value of the period, multiplied by 184, then divided by 365.
21

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET HEDGED INTERNATIONAL DEVELOPED EQUITY INDEX FUND
OTHER INFORMATION  (continued)
December 31, 2022 (Unaudited)

Tax Information
For federal income tax purposes, the following information is furnished with respect to the distributions of the Fund for its fiscal year ended December 31, 2022.
Qualified Dividend Income
A portion of dividends distributed by the Fund during the fiscal year ended September 30, 2022 is considered qualified dividend income and is eligible for reduced tax rates. The Fund reports the maximum amount allowable of its net taxable income as qualified dividend income as provided in the Jobs and Growth Tax Relief Reconciliation Act of 2003.
Capital Gain Dividend
Long term capital gains dividends were paid from the following Fund during the year ended December 31, 2022
Amount
State Street Hedged International Developed Equity Index Fund	$359,733,850
Foreign Tax Credit
The Fund has made an election under Internal Revenue Code Section 853 to pass through foreign taxes paid by the Fund to its shareholders. For the year ended December 31, 2022, the total amount of foreign taxes that will be passed through are:
Amount
State Street Hedged International Developed Equity Index Fund	$7,899,048
The amount of foreign source income earned on the Fund during the year ended December 31, 2022 was as follows:
Amount
State Street Hedged International Developed Equity Index Fund	$137,669,650
Proxy Voting Policies and Procedures and Records
The Fund has adopted the proxy voting policies of the Adviser. A description of the Fund's proxy voting policies and procedures that are used by the Fund's Adviser to vote proxies relating to Fund's portfolio of securities are available (i) without charge, upon request, by calling 1-866-787-2257 (toll free) and (ii) on the SEC's website at www.sec.gov. Information regarding how the Fund voted for the prior 12-month period ended June 30 is available by August 31 of each year by calling the same number and on the SEC's website, at www.sec.gov, and on the Fund's website at www.ssga.com.
Quarterly Portfolio Schedule
Following the Fund's first and third fiscal quarter-ends, complete Schedules of Investments are filed with the SEC as exhibits on Form N-PORT, which can be found on the SEC's website at www.sec.gov, and on the Fund's website at www.ssga.com. The Fund's schedule of investments is available upon request, without charge, by calling 1-800-997-7327 (toll free).
22

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET HEDGED INTERNATIONAL DEVELOPED EQUITY INDEX FUND
OTHER INFORMATION  (continued)
December 31, 2022 (Unaudited)

TRUSTEES AND OFFICERS INFORMATION
Name, Address and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation During the Past Five Years and Relevant Experience	Number of Funds in Fund Complex Overseen by Trustee†	Other Directorships Held by Trustee During the Past Five Years
Trustees
Independent Trustees
Michael F. Holland(1) c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1944	Trustee and Co- Chairperson of the Board	Term: Indefinite Elected: 7/99	Chairman, Holland & Company L.L.C. (investment adviser) (1995 - present).	55	Director, the Holland Series Fund, Inc.; Director, The China Fund, Inc. (1992 - 2017); Director, The Taiwan Fund, Inc. (2007 - 2017); Director, Reaves Utility Income Fund, Inc.; and Director, Blackstone/GSO Loans (and Real Estate) Funds.
Patrick J. Riley c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1948	Trustee and Co- Chairperson of the Board	Term: Indefinite Elected: 1/14	Associate Justice of the Superior Court, Commonwealth of Massachusetts (2002 - May 2010); Partner, Riley, Burke & Donahue, L.L.P. (law firm) (1985 - 2002); Independent Director, State Street Global Advisors Europe Limited (investment company) (1998 - present); Independent Director, SSGA Liquidity PLC (formerly, SSGA Cash Management Fund PLC) (1998 - present); Independent Director, SSGA Fixed Income PLC (January 2009 - present); Independent Director, SSGA Qualified Funds PLC (January 2009 - 2019).	55	Board Director and Chairman, SPDR Europe I PLC Board (2011 - present); Board Director and Chairman, SPDR Europe II, PLC (2013 - present).
John R. Costantino c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1946	Trustee and Chairperson of the Qualified Legal Compliance Committee	Term: Indefinite Elected: 12/18	Senior Advisor to NGN Capital LLC (January 2020 - present); Managing General Partner, NGN Capital LLC (2006 - December 2019).	55	Director, Kleinfeld Bridal Corp. (January 2016 - present); Trustee of Neuroscience Research Institute (1986 - 2017); Trustee of Fordham University (1989 - 1995 and 2001 - 2007) and Trustee Emeritus (2007 - present); Trustee and Independent Chairperson of GE Funds (1993 - February 2011); Director, Muscular Dystrophy Association (2019 - present); Trustee of Gregorian University Foundation (1992 - 2007); Chairman of the Board of Directors, Vivaldi Biosciences Inc. (May 2017 - present); Chairman of the Supervisory Board, Vivaldi Biosciences AG. (May 2017 - present); Trustee, Gallim Dance (December 2021 - present).
Richard D. Shirk c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1945	Trustee and Chairperson of the Nominating Committee and Chairperson of the Governance Committee	Term: Indefinite Elected: 1/14	Chairman (March 2001 - April 2002), President and Chief Executive Officer (1996 - March 2001), Cerulean Companies, Inc. (holding company) (Retired); President and Chief Executive Officer, Blue Cross Blue Shield of Georgia (health insurer, managed healthcare) (1992 - March 2001).	55	Chairman and Board Member (December 2008) and Investment Committee Member (December 2008 - present), Healthcare Georgia Foundation (private foundation); Lead Director and Board Member, Amerigroup Corp. (managed health care) (September 2002 - 2012); Board Member (1999 - 2013) and Investment Committee Member (2001 - 2017), Woodruff Arts Center; Trustee, Gettysburg College (2003 - 2009); Board member, Aerocare Holdings (2003 - January 2021), Regenesis Biomedical Inc. (April 2012 - present).
Michael A. Jessee c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1946	Trustee and Chairperson of the Valuation Committee	Term: Indefinite Appointed: 7/16 Elected: 12/18	Retired; formerly, President and Chief Executive Officer of the Federal Home Loan Bank of Boston (1989 - 2009); Trustee, Randolph-Macon College (2004 - 2016).	55	None.
23

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET HEDGED INTERNATIONAL DEVELOPED EQUITY INDEX FUND
OTHER INFORMATION  (continued)
December 31, 2022 (Unaudited)

Name, Address and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation During the Past Five Years and Relevant Experience	Number of Funds in Fund Complex Overseen by Trustee†	Other Directorships Held by Trustee During the Past Five Years
Donna M. Rapaccioli c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1962	Trustee and Chairperson of the Audit Committee	Term: Indefinite Elected: 12/18	Dean of the Gabelli School of Business (2007 - June 2022) and Accounting Professor (1987 - present) at Fordham University.	55	Director- Graduate Management Admissions Council (2015 - present); Trustee of Emmanuel College (2010 - 2019).
Margaret McLaughlin c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1967	Trustee	Term: Indefinite Appointed: 9/22	Consultant (since 2020) Bates Group (consultants); Consultant (2019 - 2020) Madison Dearborn Partners (private equity); General Counsel/CCO (2011 - 2019) Kramer Van Kirk Credit Strategies L.P./Mariana Systems LLC (Investment Adviser/SaaS Technology).	55	Director, Manning & Napier Fund Inc. (2021 - present).
George Pereira c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1964	Trustee	Term: Indefinite Appointed: 9/22	Chief Operating Officer (January 2011 - September 2020) and Chief Financial Officer (November 2004 - September 2020), Charles Schwab Investment Management.	55	Director, Pacific Premier Bancorp, Pacific Premier Bank (2021 - present); Director, Charles Schwab Asset Management (Ireland) Ltd., & Charles Schwab Worldwide Funds PLC. (2005 - 2020); Director, Rotaplast International, Inc. (non-profit providing free medical services to children worldwide) (2012 - 2018).
Interested Trustee(2)
Ellen M. Needham(3) SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1967	Trustee and President	Term: Indefinite Elected 12/18	Chairman, SSGA Funds Management, Inc. (March 2020 - present); President and Director, SSGA Funds Management, Inc. (2001 - present)*; Senior Managing Director, State Street Global Advisors (1992 - present)*; Manager, State Street Global Advisors Funds Distributors, LLC (May 2017 - present).	55	Board Director, SSGA SPDR ETFs Europe I PLC (May 2020 - present); Board Director, SSGA SPDR ETFs Europe II PLC (May 2020 - present).
† For the purpose of determining the number of portfolios overseen by the Trustees, “Fund Complex” comprises registered investment companies for which SSGA Funds Management, Inc. serves as investment adviser.
(1) Mr. Holland retired as a Trustee of the Trust effective December 31, 2022.
(2) The individual listed below is a Trustee who is an “interested person,” as defined in the 1940 Act, of the Trust (“Interested Trustee”).
(3) Ms. Needham is an Interested Trustee because of her employment by SSGA FM, an affiliate of the Trust.
* Served in various capacities and/or with various affiliated entities during noted time period.

24

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET HEDGED INTERNATIONAL DEVELOPED EQUITY INDEX FUND
OTHER INFORMATION  (continued)
December 31, 2022 (Unaudited)

The following lists the principal officers for the Trust, as well as their mailing addresses and ages, positions with the Trust and length of time served, and present and principal occupations:

Name, Address and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation(s) During the Past 5 Years
Officers
ELLEN M. NEEDHAM SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1967	President, Trustee	Term: Indefinite Served: Since 10/12	Chairman, SSGA Funds Management, Inc. (March 2020 - present); President and Director, SSGA Funds Management, Inc. (2001 - present)*; Senior Managing Director, State Street Global Advisors (1992 - present)*; Manager, State Street Global Advisors Funds Distributors, LLC (May 2017 - present).
BRUCE S. ROSENBERG SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1961	Treasurer	Term: Indefinite Served: Since 2/16	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (July 2015 - present); Director, Credit Suisse (April 2008 - July 2015).
ANN M. CARPENTER SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1966	Vice President and Deputy Treasurer	Term: Indefinite Served: Since 10/12 Term: Indefinite Served: Since 2/16	Chief Operating Officer, SSGA Funds Management, Inc. (April 2005 - present)*; Managing Director, State Street Global Advisors. (April 2005 - present).*
CHAD C. HALLETT SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1969	Deputy Treasurer	Term: Indefinite Served: Since 2/16	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (November 2014 - present).
DARLENE ANDERSON-VASQUEZ SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1968	Deputy Treasurer	Term: Indefinite Served: Since 11/16	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (May 2016 - present); Senior Vice President, John Hancock Investments (September 2007 - May 2016).
ARTHUR A. JENSEN SSGA Funds Management, Inc. 1600 Summer Street Stamford, CT 06905 YOB: 1966	Deputy Treasurer	Term: Indefinite Served: Since 11/16	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (July 2016 - present); Mutual Funds Controller, GE Asset Management Incorporated (April 2011 - July 2016).
DAVID LANCASTER SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1971	Assistant Treasurer	Term: Indefinite Served: Since 11/20	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (July 2017 - present); Assistant Vice President, State Street Bank and Trust Company (November 2011 - July 2017).*
RYAN HILL SSGA Funds Management, Inc. One Iron Street, Boston, MA 02210 YOB:1982	Assistant Treasurer	Term: Indefinite Served: Since 5/22	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (May 2017 - present); Assistant Vice President, State Street Bank and Trust Company (May 2014 - May 2017).
JOHN BETTENCOURT SSGA Funds Management, Inc. One Iron Street, Boston, MA 02210 YOB:1976	Assistant Treasurer	Term: Indefinite Served: Since 5/22	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (March 2020 - present); Assistant Vice President, State Street Global Advisors (June 2007 - March 2020).
BRIAN HARRIS SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1973	Chief Compliance Officer, Anti-Money Laundering Officer and Code of Ethics Compliance Officer	Term: Indefinite Served: Since 7/16	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (June 2013 - present).*
SEAN O'MALLEY SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1969	Chief Legal Officer	Term: Indefinite Served: Since 8/19	Senior Vice President and General Counsel, State Street Global Advisors (May 2022 - present); Senior Vice President and Deputy General Counsel, State Street Global Advisors (November 2013 - May 2022).
25

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET HEDGED INTERNATIONAL DEVELOPED EQUITY INDEX FUND
OTHER INFORMATION  (continued)
December 31, 2022 (Unaudited)

Name, Address and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation(s) During the Past 5 Years
DAVID BARR SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1974	Secretary	Term: Indefinite Served: Since 9/20	Vice President and Senior Counsel, State Street Global Advisors (October 2019 - present); Vice President and Counsel, Eaton Vance Corp. (October 2010 - October 2019).
DAVID URMAN SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1985	Assistant Secretary	Term: Indefinite Served: Since 8/19	Vice President and Senior Counsel, State Street Global Advisors (April 2019 - present); Vice President and Counsel, State Street Global Advisors (August 2015 - April 2019); Associate, Ropes & Gray LLP (November 2012 - August 2015).

* Served in various capacities and/or with various affiliated entities during noted time period.
Statement of Additional Information (SAI) includes additional information about the Fund's Trustees and officers and is available, without charge, upon request and by calling 1-800-997-7327.

26

Trustees
John R. Costantino
Michael F. Holland
Michael A. Jessee
Margaret McLaughlin
Ellen M. Needham
George M. Pereira
Donna M. Rapaccioli
Patrick J. Riley
Richard D. Shirk
Investment Adviser and Administrator
SSGA Funds Management, Inc.
One Iron Street
Boston, MA 02210
Custodian and Sub-Administrator
State Street Bank and Trust Company
State Street Financial Center
One Lincoln Street
Boston, MA 02111
Independent Registered Public Accounting Firm
Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116
Legal Counsel
Ropes & Gray LLP
800 Boylston Street
Boston, MA 02199
Transfer Agent
SS&C GIDS, Inc.,
State Street Global Advisors
PO Box 219737
Kansas City, MO 64121
Distributor
State Street Global Advisors Funds Distributors, LLC
One Iron Street
Boston, MA 02210
This report is for shareholder information. This is not a prospectus intended for use in the purchase or sale of shares of beneficial interest.
State Street Institutional Investment Trust
State Street Bank and Trust Company
P.O. Box 5049
Boston, MA 02206
The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-800-997-7327 or visiting www.ssga.com. Please read the prospectus carefully before you invest.

Annual Report
December 31, 2022
State Street Master Funds
State Street International Developed Equity Index Portfolio
The information contained in this report is intended for the general information of shareholders of the Portfolio and shareholders of any fund invested in the Portfolio. Interests in the Portfolio are offered solely to eligible investors in private placement transactions that do not involve any “public offering” within the meaning of Section 4(a)(2) of the 1933 Act. This report is not authorized for distribution (i) to prospective investors in any fund invested in the Portfolio unless preceded or accompanied by a current offering document for such fund or (ii) to prospective eligible investors in the Portfolio unless preceded or accompanied by a current offering document of the Portfolio. Eligible investors in the Portfolio may obtain a current Portfolio offering document by calling 1-877-521-4083. Please read the offering document carefully before investing in the Portfolio.

The information contained in this report is intended for the general information of shareholders of the Portfolio and shareholders of any fund invested in the Portfolio. Interests in the Portfolio are offered solely to eligible investors in private placement transactions that do not involve any “public offering” within the meaning of Section 4(a)(2) of the 1933 Act. This report is not authorized for distribution (i) to prospective investors in any fund invested in the Portfolio unless preceded or accompanied by a current offering document for such fund or (ii) to prospective eligible investors in the Portfolio unless preceded or accompanied by a current offering document of the Portfolio. Eligible investors in the Portfolio may obtain a current Portfolio offering document by calling 1-877-521-4083. Please read the offering document carefully before investing in the Portfolio.

State Street International Developed Equity Index Portfolio
MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE (UNAUDITED)
The State Street International Developed Equity Index Portfolio (the “Portfolio”) seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of a broad-based developed market (ex-U.S. and Canada) large and mid-capitalization equity index over the long term. The Portfolio’s benchmark is the MSCI EAFE Index (the “Index”).
For the 12-month period ended December 31, 2022 (the “Reporting Period”), the total return for the Portfolio was –14.64%, and the return for the Index was –14.45%. The Portfolio and Index returns reflect the reinvestment of dividends and other income. The Portfolio’s performance reflects the expenses of managing the Portfolio, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. The cumulative effect of small weighting differences between the securities and the currencies in the Portfolio and the Index contributed to the difference between the Portfolio’s performance and that of the Index.
The Portfolio had negative performance in the Reporting Period. The first quarter of the Reporting Period had negative performance on the back of concerns around the Russia-Ukraine war, increased supply chain disruptions, global growth risks and surging inflation. Performance in the second quarter of the Reporting Period was also negative as concerns about the Russa-Ukraine war and inflation continued in addition to tighter monetary policy and recession fears. Negative performance for the Portfolio continued in the third quarter of the Reporting Period as economic growth expectations decreased amid monetary tightening and persistently high inflation. Performance in the fourth quarter of the Reporting Period was positive on the back of signs of slower inflation, easing of China’s zero-COVID policy and despite continued hawkish monetary policy.
The Portfolio used MSCI EAFE Index futures contracts in order to gain exposure to the Index during the Reporting Period. The Portfolio’s use of index futures helped the Portfolio track the Index.
On an individual security level, the top positive contributors to the Portfolio’s performance on an absolute basis during the Reporting Period were Shell Plc, Total Energies SE and Novo Nordisk A/S. The top negative contributors to the Portfolio’s performance on an absolute basis during the Reporting Period were ASML Holding NV, Roche Holding Ltd, and Nestle SA.
The views expressed above reflect those of the Portfolio’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.
See accompanying notes to financial statements.
1

State Street International Developed Equity Index Portfolio
Performance Summary (Unaudited)
Comparison of Change in Value of a $10,000 Investment
(Based on Net Asset Value)
Line graph is based on cumulative total return.
Performance as of December 31, 2022
	Total Return One Year Ended December 31, 2022	Average Annual Total Return Five Years Ended December 31, 2022	Total Return Inception Date* to December 31, 2022
State Street International Developed Equity Index Portfolio	(14.64%)	1.53%	4.77%
MSCI EAFE (Europe, Australasia, Far East) Index (1)	(14.45%)	1.54%	5.96%
*	Inception date is April 28, 2016.
(1)	The MSCI EAFE (Europe, Australasia, Far East) Index is a free float-adjusted market capitalization index that is designed to capture large and mid-cap securities in developed market countries, excluding the United States and Canada.
Total returns and performance graph information represent past performance and are not indicative of future results, which may be lower or higher than performance data quoted. Investment return and principal value of an investment will fluctuate so that an investor’s share, when redeemed, may be worth more or less than its original cost. The graph and table above do not reflect the deduction of taxes that a shareholder would pay on fund distributions, sales, or the redemption of fund shares.
See accompanying notes to financial statements.
2

State Street International Developed Equity Index Portfolio
PORTFOLIO STATISTICS (UNAUDITED)
Top Five Holdings as of December 31, 2022

Description	Market Value	% of Net Assets
Nestle SA	73,458,413	2.1%
Novo Nordisk A/S Class B	51,374,645	1.5
Roche Holding AG	50,854,769	1.5
ASML Holding NV	50,383,334	1.4
AstraZeneca PLC	48,196,739	1.4
TOTAL	274,267,900	7.9%
(The five largest holdings are subject to change, and there are no guarantees the Portfolio will continue to remain invested in any particular company.)
See accompanying notes to financial statements.
3

STATE STREET MASTER FUNDS
STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS
December 31, 2022

Security Description	Shares	Value
COMMON STOCKS — 94.9%
AUSTRALIA — 8.4%
Ampol, Ltd.	61,202	$ 1,173,737
ANZ Group Holdings, Ltd.	684,511	10,982,999
APA Group Stapled Security	259,311	1,892,165
Aristocrat Leisure, Ltd.	133,477	2,762,592
ASX, Ltd.	45,674	2,106,840
Aurizon Holdings, Ltd.	415,441	1,050,858
BHP Group, Ltd.	1,166,922	36,109,217
BlueScope Steel, Ltd.	116,227	1,327,318
Brambles, Ltd.	308,292	2,523,453
Cochlear, Ltd.	14,467	2,002,580
Coles Group, Ltd.	317,246	3,597,147
Commonwealth Bank of Australia	391,620	27,248,211
Computershare, Ltd.	134,029	2,381,364
CSL, Ltd.	110,756	21,613,418
Dexus REIT	253,738	1,333,561
Endeavour Group, Ltd.	320,555	1,395,608
Fortescue Metals Group, Ltd.	384,008	5,341,112
Glencore PLC	2,241,807	14,896,408
Goodman Group REIT	382,489	4,502,922
GPT Group REIT	452,934	1,290,060
IDP Education, Ltd.	55,969	1,031,627
IGO, Ltd.	152,612	1,393,027
Insurance Australia Group, Ltd.	597,735	1,925,432
LendLease Corp., Ltd. Stapled Security	153,833	817,883
Lottery Corp., Ltd. (a)	535,431	1,626,699
Macquarie Group, Ltd.	83,930	9,502,884
Medibank Pvt, Ltd.	628,915	1,258,171
Mineral Resources, Ltd.	37,534	1,965,024
Mirvac Group REIT	906,922	1,310,012
National Australia Bank, Ltd.	726,680	14,813,509
Newcrest Mining, Ltd.	213,741	2,991,736
Northern Star Resources, Ltd.	270,543	2,001,644
Orica, Ltd.	107,058	1,093,377
Origin Energy, Ltd.	405,211	2,121,408
Pilbara Minerals, Ltd. (a)	568,996	1,446,992
Qantas Airways, Ltd. (a)	205,394	837,121
QBE Insurance Group, Ltd.	331,484	3,019,009
Ramsay Health Care, Ltd.	40,015	1,755,710
REA Group, Ltd.	13,296	999,048
Reece, Ltd.	48,540	465,781
Rio Tinto PLC	258,306	18,015,337
Rio Tinto, Ltd.	87,484	6,906,288
Santos, Ltd.	757,166	3,666,191
Scentre Group REIT	1,187,043	2,318,381
SEEK, Ltd.	86,138	1,223,784
Sonic Healthcare, Ltd.	100,481	2,042,192
South32, Ltd.	1,108,766	3,007,639
Stockland REIT	532,060	1,309,764
Suncorp Group, Ltd.	309,492	2,526,979
Telstra Group, Ltd.	949,415	2,568,945
Security Description	Shares	Value
Transurban Group Stapled Security	724,562	$ 6,377,875
Treasury Wine Estates, Ltd.	172,937	1,596,143
Vicinity, Ltd. REIT	963,990	1,307,460
Washington H Soul Pattinson & Co., Ltd.	54,689	1,025,836
Wesfarmers, Ltd.	258,776	8,056,698
Westpac Banking Corp.	802,441	12,706,495
WiseTech Global, Ltd.	34,530	1,188,388
Woodside Energy Group, Ltd.	434,478	10,442,086
Woolworths Group, Ltd.	276,075	6,283,112
		290,477,257
AUSTRIA — 0.2%
Erste Group Bank AG	76,314	2,435,238
Mondi PLC	106,343	1,803,033
OMV AG	33,198	1,704,209
Verbund AG	17,287	1,451,057
Voestalpine AG	23,088	610,595
		8,004,132
BELGIUM — 0.8%
Ageas SA/NV	35,037	1,548,827
Anheuser-Busch InBev SA/NV	198,993	11,950,352
D'ieteren Group	5,937	1,135,458
Elia Group SA	7,549	1,069,925
Groupe Bruxelles Lambert NV	23,311	1,855,450
KBC Group NV	56,243	3,606,321
Sofina SA	3,290	721,913
Solvay SA	17,054	1,719,255
UCB SA	30,272	2,376,560
Umicore SA	51,844	1,898,942
Warehouses De Pauw CVA REIT	42,698	1,216,704
		29,099,707
BRAZIL — 0.1%
Yara International ASA	39,830	1,741,021
CHILE — 0.0% (b)
Antofagasta PLC	90,497	1,682,415
CHINA — 0.6%
BOC Hong Kong Holdings, Ltd.	886,000	3,019,571
Budweiser Brewing Co. APAC, Ltd. (c)	396,400	1,246,852
ESR Group, Ltd. (c)	461,400	968,325
Futu Holdings, Ltd. ADR (a)	13,900	565,035
Prosus NV	190,152	13,079,459
SITC International Holdings Co., Ltd.	374,000	831,862
Wilmar International, Ltd.	483,600	1,503,588
Xinyi Glass Holdings, Ltd.	457,000	851,355
		22,066,047

See accompanying notes to financial statements.
4

STATE STREET MASTER FUNDS
STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022

Security Description	Shares	Value
DENMARK — 2.8%
AP Moller - Maersk A/S Class A	697	$ 1,537,474
AP Moller - Maersk A/S Class B	1,195	2,678,861
Carlsberg AS Class B	23,314	3,088,971
Chr. Hansen Holding A/S	22,975	1,647,654
Coloplast A/S Class B	28,564	3,328,712
Danske Bank A/S	159,628	3,145,436
Demant A/S (a)	21,378	590,761
DSV A/S	42,607	6,704,877
Genmab A/S (a)	14,972	6,319,403
Novo Nordisk A/S Class B	381,632	51,374,645
Novozymes A/S Class B	45,246	2,285,076
Orsted A/S (c)	44,129	3,998,168
Pandora A/S	22,763	1,594,555
ROCKWOOL A/S Class B	2,413	565,516
Tryg A/S	83,455	1,980,422
Vestas Wind Systems A/S	229,823	6,665,934
		97,506,465
FINLAND — 1.2%
Elisa Oyj	32,758	1,729,169
Fortum Oyj	109,333	1,813,294
Kesko Oyj Class B	58,592	1,289,416
Kone Oyj Class B	76,598	3,948,485
Neste Oyj	95,592	4,388,922
Nokia Oyj	1,272,905	5,878,261
Nordea Bank Abp	767,361	8,224,855
Orion Oyj Class B	26,149	1,429,981
Sampo Oyj Class A	108,936	5,675,906
Stora Enso Oyj Class R	125,100	1,755,695
UPM-Kymmene Oyj	120,673	4,498,572
Wartsila OYJ Abp	112,760	946,859
		41,579,415
FRANCE — 10.4%
Accor SA (a)	39,723	989,908
Adevinta ASA (a)	87,235	580,917
Aeroports de Paris (a)	6,344	847,683
Air Liquide SA	120,179	16,981,754
Airbus SE	135,709	16,079,622
Alstom SA	69,847	1,701,098
Amundi SA (c)	16,665	942,643
Arkema SA	14,239	1,274,688
AXA SA	428,221	11,907,621
BioMerieux	10,678	1,115,905
BNP Paribas SA	254,874	14,484,754
Bollore SE	208,451	1,161,289
Bouygues SA	53,902	1,613,054
Bureau Veritas SA	69,518	1,825,891
Capgemini SE	38,578	6,420,828
Carrefour SA	142,046	2,371,001
Cie de Saint-Gobain	116,099	5,656,336
Cie Generale des Etablissements Michelin SCA	158,641	4,399,508
Security Description	Shares	Value
Covivio REIT	10,954	$ 648,247
Credit Agricole SA	279,592	2,933,516
Danone SA	146,428	7,693,429
Dassault Aviation SA	5,851	987,876
Dassault Systemes SE	156,635	5,599,313
Edenred	59,913	3,253,375
Eiffage SA	19,566	1,919,455
Electricite de France SA	147,701	1,891,606
Engie SA	415,049	5,930,360
EssilorLuxottica SA	66,632	12,032,315
Eurazeo SE	9,467	587,022
Gecina SA REIT	11,088	1,125,973
Getlink SE	102,413	1,636,771
Hermes International	7,252	11,183,857
Ipsen SA	9,495	1,018,420
Kering SA	17,101	8,678,367
Klepierre SA REIT (a)	53,291	1,224,514
La Francaise des Jeux SAEM (c)	25,288	1,014,232
Legrand SA	60,404	4,823,357
L'Oreal SA	55,512	19,764,184
LVMH Moet Hennessy Louis Vuitton SE	63,799	46,294,019
Orange SA	450,888	4,466,110
Pernod Ricard SA	47,163	9,248,999
Publicis Groupe SA	54,155	3,434,292
Remy Cointreau SA	5,583	939,052
Renault SA (a)	43,968	1,467,574
Safran SA	78,169	9,754,148
Sanofi	262,458	25,164,919
Sartorius Stedim Biotech	6,314	2,038,431
SEB SA	4,806	401,360
Societe Generale SA	189,028	4,736,856
Sodexo SA	20,846	1,990,741
Teleperformance	13,699	3,255,930
Thales SA	25,619	3,261,885
TotalEnergies SE	573,160	35,876,483
Ubisoft Entertainment SA (a)	25,676	723,705
Unibail-Rodamco-Westfield REIT (a)	28,759	1,492,602
Valeo	48,013	855,739
Veolia Environnement SA	149,853	3,838,333
Vinci SA	123,233	12,269,535
Vivendi SE	155,977	1,483,881
Wendel SE	6,806	633,395
Worldline SA (a)(c)	58,818	2,293,115
		360,221,793
GERMANY — 7.5%
adidas AG	40,564	5,517,987
Allianz SE	93,888	20,130,566
Aroundtown SA	205,873	479,644
BASF SE	210,158	10,404,861
Bayer AG	225,003	11,604,492
Bayerische Motoren Werke AG	78,084	6,948,482

See accompanying notes to financial statements.
5

STATE STREET MASTER FUNDS
STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022

Security Description	Shares	Value
Bayerische Motoren Werke AG Preference Shares	14,237	$ 1,208,717
Bechtle AG	22,797	804,353
Beiersdorf AG	24,289	2,778,884
Brenntag SE	36,926	2,353,521
Carl Zeiss Meditec AG	10,060	1,265,837
Commerzbank AG (a)	244,613	2,306,754
Continental AG	27,986	1,672,013
Covestro AG (c)	44,470	1,734,684
Daimler Truck Holding AG (a)	101,403	3,132,495
Deutsche Bank AG	468,702	5,296,350
Deutsche Boerse AG	43,315	7,461,185
Deutsche Lufthansa AG (a)	144,491	1,197,425
Deutsche Post AG	226,314	8,497,149
Deutsche Telekom AG	743,743	14,794,087
E.ON SE	508,437	5,064,900
Evonik Industries AG	55,830	1,068,649
Fresenius Medical Care AG & Co. KGaA	48,848	1,593,706
Fresenius SE & Co. KGaA	94,002	2,633,494
GEA Group AG	33,847	1,379,906
Hannover Rueck SE	14,190	2,809,262
HeidelbergCement AG	34,858	1,982,132
HelloFresh SE (a)	35,709	782,407
Henkel AG & Co. KGaA Preference Shares	39,742	2,757,799
Henkel AG & Co. KGaA	25,964	1,669,532
Infineon Technologies AG	298,378	9,053,357
Knorr-Bremse AG	19,335	1,053,224
LEG Immobilien SE	16,200	1,052,235
Mercedes-Benz Group AG	183,831	12,046,284
Merck KGaA	30,387	5,866,679
MTU Aero Engines AG	12,755	2,752,502
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	32,056	10,400,372
Nemetschek SE	11,865	603,894
Porsche Automobil Holding SE Preference Shares	35,504	1,941,567
Puma SE	24,271	1,468,712
Rational AG	1,075	636,748
Rheinmetall AG	9,936	1,972,910
RWE AG	151,424	6,721,243
SAP SE	240,240	24,714,013
Sartorius AG Preference Shares	5,356	2,111,560
Scout24 SE (c)	17,219	862,431
Siemens AG	175,982	24,348,558
Siemens Energy AG (a)	107,782	2,021,657
Siemens Healthineers AG (c)	67,836	3,383,156
Symrise AG	29,768	3,229,409
Telefonica Deutschland Holding AG	255,715	628,516
United Internet AG	19,986	402,925
Volkswagen AG	7,156	1,127,638
Volkswagen AG Preference Shares	42,064	5,226,418
Security Description	Shares	Value
Vonovia SE	166,816	$ 3,920,315
Zalando SE (a)(c)	51,595	1,823,194
		260,700,790
HONG KONG — 2.7%
AIA Group, Ltd.	2,747,800	30,558,689
CK Asset Holdings, Ltd.	461,899	2,843,612
CK Infrastructure Holdings, Ltd.	136,000	711,805
CLP Holdings, Ltd.	378,500	2,761,783
Hang Lung Properties, Ltd.	527,000	1,030,374
Hang Seng Bank, Ltd.	170,600	2,837,158
Henderson Land Development Co., Ltd.	339,436	1,185,098
HK Electric Investments & HK Electric Investments, Ltd. Stapled Security	796,490	527,595
HKT Trust & HKT, Ltd. Stapled Security	881,000	1,080,234
Hong Kong & China Gas Co., Ltd.	2,623,995	2,494,576
Hong Kong Exchanges & Clearing, Ltd.	275,930	11,921,101
Hongkong Land Holdings, Ltd.	253,600	1,166,560
Jardine Matheson Holdings, Ltd.	38,300	1,949,470
Link REIT	490,910	3,604,013
MTR Corp., Ltd.	376,601	1,995,202
New World Development Co., Ltd.	351,269	990,130
Power Assets Holdings, Ltd.	334,500	1,832,155
Prudential PLC	627,658	8,512,739
Sino Land Co., Ltd.	820,113	1,025,542
Sun Hung Kai Properties, Ltd.	339,000	4,638,748
Swire Pacific, Ltd. Class A	122,000	1,073,857
Swire Properties, Ltd.	294,600	748,866
Techtronic Industries Co., Ltd.	320,500	3,576,647
WH Group, Ltd. (c)	1,857,266	1,080,338
Wharf Real Estate Investment Co., Ltd.	369,000	2,151,135
		92,297,427
IRELAND — 0.7%
AerCap Holdings NV (a)	32,000	1,866,240
AIB Group PLC	280,574	1,082,784
Bank of Ireland Group PLC	253,491	2,407,789
CRH PLC	171,898	6,789,783
Flutter Entertainment PLC (a)	37,872	5,165,532
Kerry Group PLC Class A	37,756	3,394,457
Kingspan Group PLC	36,735	1,983,010
Smurfit Kappa Group PLC	57,588	2,124,084
		24,813,679
ISRAEL — 0.7%
Azrieli Group, Ltd.	11,856	787,653

See accompanying notes to financial statements.
6

STATE STREET MASTER FUNDS
STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022

Security Description	Shares	Value
Bank Hapoalim BM	298,613	$ 2,678,477
Bank Leumi Le-Israel BM	370,375	3,073,067
Bezeq The Israeli Telecommunication Corp., Ltd.	504,899	862,869
Check Point Software Technologies, Ltd. (a)	22,410	2,827,246
Elbit Systems, Ltd.	6,010	973,705
ICL Group, Ltd.	150,007	1,079,753
Israel Discount Bank, Ltd. Class A	304,717	1,593,665
Mizrahi Tefahot Bank, Ltd.	39,270	1,262,635
Nice, Ltd. (a)	15,221	2,917,066
Teva Pharmaceutical Industries, Ltd. ADR (a)	243,528	2,220,975
Teva Pharmaceutical Industries, Ltd. (a)	15,600	143,311
Tower Semiconductor, Ltd. (a)	25,717	1,118,291
Wix.com, Ltd. (a)	15,000	1,152,450
ZIM Integrated Shipping Services, Ltd.	24,000	412,560
		23,103,723
ITALY — 1.9%
Amplifon SpA	25,292	750,942
Assicurazioni Generali SpA	260,089	4,611,990
Coca-Cola HBC AG	49,015	1,163,284
Davide Campari-Milano NV	124,344	1,258,585
DiaSorin SpA	5,558	773,503
Enel SpA	1,860,331	9,986,750
Eni SpA	570,596	8,090,753
Ferrari NV	29,689	6,343,451
FinecoBank Banca Fineco SpA	144,663	2,396,156
Infrastrutture Wireless Italiane SpA (c)	73,441	737,868
Intesa Sanpaolo SpA ADR	3,814,195	8,458,910
Mediobanca Banca di Credito Finanziario SpA	152,276	1,460,048
Moncler SpA	49,394	2,609,428
Nexi SpA (a)(c)	142,489	1,120,157
Poste Italiane SpA (c)	114,945	1,119,532
Prysmian SpA	60,882	2,252,078
Recordati Industria Chimica e Farmaceutica SpA	25,093	1,037,744
Snam SpA	445,575	2,152,768
Telecom Italia SpA (a)	2,694,816	622,088
Terna - Rete Elettrica Nazionale	323,295	2,380,752
UniCredit SpA	436,727	6,186,035
		65,512,822
JAPAN — 20.9%
Advantest Corp.	46,000	2,956,383
Aeon Co., Ltd.	157,000	3,311,463
AGC, Inc.	41,700	1,388,999
Aisin Corp.	36,600	979,181
Security Description	Shares	Value
Ajinomoto Co., Inc.	109,900	$ 3,357,512
ANA Holdings, Inc. (a)	39,200	831,862
Asahi Group Holdings, Ltd.	108,100	3,374,617
Asahi Intecc Co., Ltd.	49,600	813,478
Asahi Kasei Corp.	304,400	2,171,830
Astellas Pharma, Inc.	417,500	6,348,962
Azbil Corp.	27,400	690,477
Bandai Namco Holdings, Inc.	46,200	2,911,113
Bridgestone Corp.	133,900	4,760,505
Brother Industries, Ltd.	49,800	757,502
Canon, Inc.	234,900	5,083,610
Capcom Co., Ltd.	41,600	1,327,341
Central Japan Railway Co.	32,500	3,991,531
Chiba Bank, Ltd.	135,500	987,919
Chubu Electric Power Co., Inc.	149,800	1,546,308
Chugai Pharmaceutical Co., Ltd.	160,000	4,084,126
Concordia Financial Group, Ltd.	235,000	979,575
CyberAgent, Inc.	97,100	859,546
Dai Nippon Printing Co., Ltd.	46,300	929,895
Daifuku Co., Ltd.	23,900	1,119,421
Dai-ichi Life Holdings, Inc.	221,900	5,035,193
Daiichi Sankyo Co., Ltd.	401,600	12,935,693
Daikin Industries, Ltd.	56,900	8,711,054
Daito Trust Construction Co., Ltd.	15,000	1,539,278
Daiwa House Industry Co., Ltd.	142,000	3,270,590
Daiwa House REIT Investment Corp.	535	1,189,655
Daiwa Securities Group, Inc.	329,500	1,455,898
Denso Corp.	98,100	4,859,461
Dentsu Group, Inc.	50,700	1,592,720
Disco Corp.	6,300	1,802,456
East Japan Railway Co.	72,000	4,103,528
Eisai Co., Ltd.	56,700	3,740,322
ENEOS Holdings, Inc.	735,800	2,498,302
FANUC Corp.	43,600	6,554,292
Fast Retailing Co., Ltd.	13,300	8,117,390
Fuji Electric Co., Ltd.	29,100	1,109,349
FUJIFILM Holdings Corp.	86,000	4,318,087
Fujitsu, Ltd.	46,300	6,181,170
GLP J-REIT	898	1,029,728
GMO Payment Gateway, Inc.	9,300	769,684
Hakuhodo DY Holdings, Inc.	55,500	559,438
Hamamatsu Photonics KK	30,300	1,451,332
Hankyu Hanshin Holdings, Inc.	53,700	1,595,392
Hikari Tsushin, Inc.	4,900	691,485
Hirose Electric Co., Ltd.	6,810	856,766
Hitachi Construction Machinery Co., Ltd.	23,300	522,526
Hitachi, Ltd.	221,800	11,247,594
Honda Motor Co., Ltd.	372,200	8,552,885
Hoshizaki Corp.	27,800	980,780

See accompanying notes to financial statements.
7

STATE STREET MASTER FUNDS
STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022

Security Description	Shares	Value
Hoya Corp.	82,400	$ 7,934,306
Hulic Co., Ltd.	105,600	832,347
Ibiden Co., Ltd.	26,800	971,905
Idemitsu Kosan Co., Ltd.	45,540	1,059,591
Iida Group Holdings Co., Ltd.	35,900	544,438
Inpex Corp.	250,300	2,648,215
Isuzu Motors, Ltd.	136,000	1,594,543
Ito En, Ltd.	15,800	573,587
ITOCHU Corp.	271,400	8,527,981
Itochu Techno-Solutions Corp.	21,900	509,553
Japan Airlines Co., Ltd. (a)	39,300	802,709
Japan Exchange Group, Inc.	109,000	1,567,528
Japan Metropolitan Fund Invest REIT	1,609	1,276,761
Japan Post Bank Co., Ltd.	87,100	744,619
Japan Post Holdings Co., Ltd.	556,800	4,682,024
Japan Post Insurance Co., Ltd.	42,100	740,567
Japan Real Estate Investment Corp. REIT	318	1,390,625
Japan Tobacco, Inc.	282,400	5,695,300
JFE Holdings, Inc.	112,600	1,310,801
JSR Corp.	41,100	806,145
Kajima Corp.	92,300	1,074,484
Kakaku.com, Inc.	33,100	529,821
Kansai Electric Power Co., Inc.	152,000	1,473,402
Kao Corp.	107,300	4,273,459
KDDI Corp.	369,300	11,145,194
Keio Corp.	27,500	1,008,754
Keisei Electric Railway Co., Ltd.	34,100	970,446
Keyence Corp.	44,700	17,419,940
Kikkoman Corp.	34,100	1,793,581
Kintetsu Group Holdings Co., Ltd.	39,400	1,300,443
Kirin Holdings Co., Ltd.	197,100	3,004,040
Kobayashi Pharmaceutical Co., Ltd.	14,100	964,970
Kobe Bussan Co., Ltd.	35,500	1,019,705
Koei Tecmo Holdings Co., Ltd.	26,540	481,137
Koito Manufacturing Co., Ltd.	50,500	760,495
Komatsu, Ltd.	209,000	4,555,565
Konami Group Corp.	21,000	950,169
Kose Corp.	8,400	918,019
Kubota Corp.	241,900	3,331,178
Kurita Water Industries, Ltd.	24,000	993,141
Kyocera Corp.	74,800	3,714,348
Kyowa Kirin Co., Ltd.	62,300	1,425,943
Lasertec Corp.	17,500	2,884,061
Lixil Corp.	59,800	906,891
M3, Inc.	101,900	2,763,259
Makita Corp.	53,900	1,258,191
Marubeni Corp.	361,300	4,148,467
Security Description	Shares	Value
Mazda Motor Corp.	118,100	$ 899,545
McDonald's Holdings Co. Japan, Ltd.	21,100	798,776
MEIJI Holdings Co., Ltd.	28,000	1,430,293
MINEBEA MITSUMI, Inc.	83,300	1,244,339
MISUMI Group, Inc.	66,000	1,440,100
Mitsubishi Chemical Group Corp.	296,900	1,540,698
Mitsubishi Corp.	288,600	9,368,099
Mitsubishi Electric Corp.	436,400	4,344,321
Mitsubishi Estate Co., Ltd.	280,900	3,642,578
Mitsubishi HC Capital, Inc.	161,000	791,913
Mitsubishi Heavy Industries, Ltd.	76,800	3,046,506
Mitsubishi UFJ Financial Group, Inc.	2,746,400	18,504,298
Mitsui & Co., Ltd.	327,700	9,569,352
Mitsui Chemicals, Inc.	49,100	1,107,071
Mitsui Fudosan Co., Ltd.	203,800	3,733,257
Mitsui OSK Lines, Ltd.	81,700	2,037,159
Mizuho Financial Group, Inc.	550,140	7,738,526
MonotaRO Co., Ltd.	53,900	758,591
MS&AD Insurance Group Holdings, Inc.	99,800	3,194,931
Murata Manufacturing Co., Ltd.	130,700	6,525,837
NEC Corp.	58,300	2,047,978
Nexon Co., Ltd.	116,200	2,608,544
NGK Insulators, Ltd.	63,900	812,643
Nidec Corp.	105,200	5,452,748
Nihon M&A Center Holdings, Inc.	77,900	961,758
Nintendo Co., Ltd.	252,600	10,590,649
Nippon Building Fund, Inc. REIT	377	1,680,064
Nippon Express Holdings, Inc.	16,100	920,035
Nippon Paint Holdings Co., Ltd.	190,000	1,496,154
Nippon Prologis REIT, Inc.	470	1,098,905
Nippon Sanso Holdings Corp.	47,100	683,949
Nippon Shinyaku Co., Ltd.	10,200	578,241
Nippon Steel Corp.	180,800	3,140,654
Nippon Telegraph & Telephone Corp.	272,600	7,772,338
Nippon Yusen KK	112,100	2,642,245
Nissan Chemical Corp.	32,800	1,436,841
Nissan Motor Co., Ltd.	535,400	1,696,546
Nisshin Seifun Group, Inc.	45,100	565,010
Nissin Foods Holdings Co., Ltd.	15,100	1,192,482
Nitori Holdings Co., Ltd.	18,900	2,442,268
Nitto Denko Corp.	31,200	1,808,936
Nomura Holdings, Inc.	645,100	2,388,843
Nomura Real Estate Holdings, Inc.	30,100	645,595

See accompanying notes to financial statements.
8

STATE STREET MASTER FUNDS
STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022

Security Description	Shares	Value
Nomura Real Estate Master Fund, Inc. REIT	899	$ 1,110,591
Nomura Research Institute, Ltd.	88,300	2,084,615
NTT Data Corp.	155,500	2,276,903
Obayashi Corp.	137,000	1,036,235
Obic Co., Ltd.	16,600	2,441,972
Odakyu Electric Railway Co., Ltd.	66,800	866,231
Oji Holdings Corp.	162,700	654,771
Olympus Corp.	276,700	4,932,346
Omron Corp.	45,400	2,203,850
Ono Pharmaceutical Co., Ltd.	90,200	2,107,595
Open House Group Co., Ltd.	22,200	810,974
Oracle Corp. Japan	10,800	697,381
Oriental Land Co., Ltd.	45,500	6,607,147
ORIX Corp.	270,000	4,335,102
Osaka Gas Co., Ltd.	80,300	1,296,290
Otsuka Corp.	28,100	884,880
Otsuka Holdings Co., Ltd.	94,600	3,086,536
Pan Pacific International Holdings Corp.	82,500	1,533,764
Panasonic Holdings Corp.	498,400	4,194,727
Persol Holdings Co., Ltd.	41,400	887,333
Rakuten Group, Inc. (a)	179,400	810,356
Recruit Holdings Co., Ltd.	329,900	10,443,687
Renesas Electronics Corp. (a)	279,200	2,504,325
Resona Holdings, Inc.	513,100	2,812,338
Ricoh Co., Ltd.	138,000	1,053,212
Rohm Co., Ltd.	20,300	1,466,209
SBI Holdings, Inc.	55,200	1,053,002
SCSK Corp.	38,200	579,319
Secom Co., Ltd.	46,800	2,675,451
Seiko Epson Corp.	57,900	845,166
Sekisui Chemical Co., Ltd.	92,400	1,292,038
Sekisui House, Ltd.	141,800	2,507,790
Seven & i Holdings Co., Ltd.	171,700	7,365,357
SG Holdings Co., Ltd.	68,100	944,507
Sharp Corp.	43,600	312,266
Shimadzu Corp.	55,700	1,580,935
Shimano, Inc.	16,200	2,568,525
Shimizu Corp.	113,000	602,918
Shin-Etsu Chemical Co., Ltd.	85,800	10,550,646
Shionogi & Co., Ltd.	62,600	3,124,663
Shiseido Co., Ltd.	95,400	4,678,718
Shizuoka Financial Group, Inc.	96,100	768,392
SMC Corp.	13,500	5,686,688
Softbank Corp.	654,600	7,382,203
SoftBank Group Corp.	276,300	11,818,843
Sompo Holdings, Inc.	72,600	3,224,343
Sony Group Corp.	290,000	22,055,781
Square Enix Holdings Co., Ltd.	21,300	989,571
Subaru Corp.	146,200	2,246,546
SUMCO Corp.	87,100	1,159,837
Security Description	Shares	Value
Sumitomo Chemical Co., Ltd.	328,200	$ 1,179,028
Sumitomo Corp.	268,800	4,473,719
Sumitomo Electric Industries, Ltd.	156,300	1,782,207
Sumitomo Metal Mining Co., Ltd.	57,300	2,028,484
Sumitomo Mitsui Financial Group, Inc.	299,200	12,009,270
Sumitomo Mitsui Trust Holdings, Inc.	80,300	2,792,197
Sumitomo Realty & Development Co., Ltd.	69,800	1,651,035
Suntory Beverage & Food, Ltd.	35,200	1,200,500
Suzuki Motor Corp.	82,000	2,654,303
Sysmex Corp.	37,100	2,248,860
T&D Holdings, Inc.	115,500	1,664,944
Taisei Corp.	43,500	1,401,152
Takeda Pharmaceutical Co., Ltd.	344,017	10,718,511
TDK Corp.	86,800	2,851,779
Terumo Corp.	154,000	4,372,155
TIS, Inc.	48,400	1,276,532
Tobu Railway Co., Ltd.	45,400	1,059,775
Toho Co., Ltd.	29,100	1,120,376
Tokio Marine Holdings, Inc.	419,400	8,987,483
Tokyo Electric Power Co. Holdings, Inc. (a)	359,000	1,295,115
Tokyo Electron, Ltd.	34,200	10,077,654
Tokyo Gas Co., Ltd.	98,200	1,923,885
Tokyu Corp.	123,200	1,552,780
TOPPAN, INC.	53,900	798,216
Toray Industries, Inc.	334,500	1,867,389
Toshiba Corp.	93,600	3,265,306
Tosoh Corp.	67,700	805,555
TOTO, Ltd.	33,900	1,156,164
Toyota Industries Corp.	36,500	2,002,804
Toyota Motor Corp.	2,442,200	33,547,974
Toyota Tsusho Corp.	51,900	1,921,494
Trend Micro, Inc. (a)	31,300	1,456,531
Unicharm Corp.	90,600	3,479,941
USS Co., Ltd.	47,000	746,258
Welcia Holdings Co., Ltd.	21,500	501,061
West Japan Railway Co.	52,400	2,275,187
Yakult Honsha Co., Ltd.	30,200	1,959,241
Yamaha Corp.	36,500	1,361,022
Yamaha Motor Co., Ltd.	69,400	1,583,190
Yamato Holdings Co., Ltd.	73,500	1,162,564
Yaskawa Electric Corp.	52,400	1,677,896
Yokogawa Electric Corp.	54,600	871,067
Z Holdings Corp.	628,000	1,580,174
ZOZO, Inc.	26,100	644,860
		722,635,981
JORDAN — 0.0% (b)
Hikma Pharmaceuticals PLC	36,364	678,880

See accompanying notes to financial statements.
9

STATE STREET MASTER FUNDS
STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022

Security Description	Shares	Value
LUXEMBOURG — 0.2%
ArcelorMittal SA	124,550	$ 3,266,655
Eurofins Scientific SE	29,712	2,126,480
		5,393,135
MACAU — 0.2%
Galaxy Entertainment Group, Ltd.	506,000	3,345,262
Sands China, Ltd. (a)	549,600	1,823,796
		5,169,058
NETHERLANDS — 5.0%
ABN AMRO Bank NV (c)	96,771	1,334,879
Adyen NV (a)(c)	5,116	7,034,727
Aegon NV	438,256	2,216,098
Akzo Nobel NV	41,927	2,799,345
Argenx SE (a)	12,453	4,629,067
ASM International NV	10,428	2,622,614
ASML Holding NV	93,705	50,383,334
Euronext NV (c)	21,706	1,602,141
EXOR NV (a)	24,631	1,795,431
Heineken Holding NV	22,874	1,758,904
Heineken NV	60,943	5,715,837
IMCD NV	12,486	1,774,314
ING Groep NV	862,129	10,478,176
JDE Peet's NV	20,587	593,669
Koninklijke Ahold Delhaize NV	246,765	7,068,578
Koninklijke DSM NV	41,001	5,001,573
Koninklijke KPN NV	731,441	2,256,021
Koninklijke Philips NV	205,090	3,065,226
NN Group NV	62,161	2,531,584
OCI NV	24,942	889,618
Randstad NV	28,118	1,709,308
Shell PLC	1,674,442	46,849,990
Universal Music Group NV	169,279	4,066,723
Wolters Kluwer NV	59,706	6,229,384
		174,406,541
NEW ZEALAND — 0.2%
Auckland International Airport, Ltd. (a)	297,654	1,470,242
Fisher & Paykel Healthcare Corp., Ltd.	144,217	2,061,347
Mercury NZ, Ltd.	173,721	610,876
Meridian Energy, Ltd.	311,573	1,032,565
Spark New Zealand, Ltd.	443,430	1,514,415
Xero, Ltd. (a)	32,240	1,536,352
		8,225,797
NORWAY — 0.7%
Aker BP ASA	72,284	2,231,404
DNB Bank ASA	217,211	4,287,552
Equinor ASA	217,383	7,763,206
Gjensidige Forsikring ASA	46,488	907,014
Kongsberg Gruppen ASA	20,452	862,841
Mowi ASA	99,378	1,686,733
Norsk Hydro ASA	307,687	2,290,083
Security Description	Shares	Value
Orkla ASA	159,655	$ 1,149,723
Salmar ASA	17,102	668,039
Telenor ASA	150,862	1,402,798
		23,249,393
PORTUGAL — 0.2%
EDP - Energias de Portugal SA	621,379	3,087,703
Galp Energia SGPS SA	119,416	1,607,103
Jeronimo Martins SGPS SA	63,099	1,358,969
		6,053,775
SAUDI ARABIA — 0.1%
Delivery Hero SE (a)(c)	39,232	1,874,953
SINGAPORE — 1.6%
CapitaLand Ascendas REIT	824,615	1,684,644
CapitaLand Integrated Commercial Trust REIT	1,159,489	1,763,613
Capitaland Investment, Ltd.	621,482	1,714,497
City Developments, Ltd.	91,600	562,085
DBS Group Holdings, Ltd.	414,457	10,481,943
Genting Singapore, Ltd.	1,255,700	894,120
Grab Holdings, Ltd. Class A (a)	313,800	1,010,436
Jardine Cycle & Carriage, Ltd.	25,900	552,296
Keppel Corp., Ltd.	350,700	1,898,361
Mapletree Logistics Trust REIT	785,804	931,575
Mapletree Pan Asia Commercial Trust REIT	656,900	817,941
Oversea-Chinese Banking Corp., Ltd.	799,166	7,257,562
Sea, Ltd. ADR (a)	81,500	4,240,445
Singapore Airlines, Ltd.	339,949	1,401,669
Singapore Exchange, Ltd.	208,100	1,388,678
Singapore Technologies Engineering, Ltd.	410,500	1,025,332
Singapore Telecommunications, Ltd.	1,922,200	3,683,309
STMicroelectronics NV	155,069	5,460,584
United Overseas Bank, Ltd.	277,990	6,363,177
UOL Group, Ltd.	136,932	686,089
Venture Corp., Ltd.	73,700	937,460
		54,755,816
SOUTH AFRICA — 0.3%
Anglo American PLC	290,971	11,328,046
SPAIN — 2.3%
Acciona SA	5,850	1,073,242
ACS Actividades de Construccion y Servicios SA	48,154	1,375,773
Aena SME SA (a)(c)	18,507	2,316,861
Amadeus IT Group SA (a)	105,891	5,486,738
Banco Bilbao Vizcaya Argentaria SA	1,384,974	8,327,688

See accompanying notes to financial statements.
10

STATE STREET MASTER FUNDS
STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022

Security Description	Shares	Value
Banco Santander SA	3,846,144	$ 11,503,689
CaixaBank SA	1,034,418	4,053,822
Cellnex Telecom SA (c)	122,513	4,042,850
Corp. ACCIONA Energias Renovables SA	17,277	666,381
EDP Renovaveis SA	71,921	1,579,673
Enagas SA	53,522	886,809
Endesa SA	70,762	1,331,808
Ferrovial SA	108,936	2,844,929
Grifols SA (a)	69,944	803,956
Iberdrola SA	1,387,512	16,185,379
Industria de Diseno Textil SA	248,257	6,584,061
Naturgy Energy Group SA	33,258	862,873
Red Electrica Corp. SA	100,451	1,743,174
Repsol SA	312,523	4,953,069
Telefonica SA	1,173,019	4,237,695
		80,860,470
SWEDEN — 2.9%
Alfa Laval AB	63,536	1,836,047
Assa Abloy AB Class B	226,956	4,872,600
Atlas Copco AB Class A	612,154	7,232,224
Atlas Copco AB Class B	351,318	3,745,998
Boliden AB	60,570	2,274,391
Electrolux AB Class B	50,198	678,235
Embracer Group AB (a)	129,428	587,423
Epiroc AB Class A	146,865	2,675,975
Epiroc AB Class B	90,050	1,448,907
EQT AB	67,811	1,435,684
Essity AB Class B	136,914	3,591,208
Evolution AB (c)	42,690	4,160,221
Fastighets AB Balder Class B (a)	161,934	754,071
Getinge AB Class B	58,281	1,209,864
H & M Hennes & Mauritz AB Class B	181,959	1,960,082
Hexagon AB Class B	440,249	4,605,513
Holmen AB Class B	21,157	840,432
Husqvarna AB Class B	96,287	675,705
Industrivarden AB Class A	27,593	671,321
Industrivarden AB Class C	32,804	796,527
Indutrade AB	66,570	1,348,714
Investment AB Latour Class B	36,812	696,353
Investor AB Class A	109,907	2,044,769
Investor AB Class B	415,412	7,517,644
Kinnevik AB Class B (a)	60,644	833,458
L E Lundbergforetagen AB Class B	16,895	720,099
Lifco AB Class B	61,729	1,031,729
Nibe Industrier AB Class B	364,595	3,397,685
Sagax AB Class B	44,033	999,453
Sandvik AB	254,702	4,605,390
Securitas AB Class B	120,853	1,008,626
Skandinaviska Enskilda Banken AB Class A	364,727	4,198,762
Skanska AB Class B	85,209	1,349,344
Security Description	Shares	Value
SKF AB Class B	82,107	$ 1,254,122
Svenska Cellulosa AB SCA Class B	132,290	1,675,288
Svenska Handelsbanken AB Class A	327,118	3,299,592
Swedbank AB Class A	214,953	3,657,677
Swedish Orphan Biovitrum AB (a)	37,852	783,596
Tele2 AB Class B	133,723	1,092,166
Telefonaktiebolaget LM Ericsson Class B	657,464	3,842,752
Telia Co. AB	645,278	1,651,050
Volvo AB Class A	41,104	781,487
Volvo AB Class B	343,138	6,207,078
Volvo Car AB Class B (a)	116,022	527,580
		100,576,842
SWITZERLAND — 7.3%
ABB, Ltd.	359,828	10,913,072
Adecco Group AG	40,504	1,333,498
Alcon, Inc.	113,964	7,782,367
Bachem Holding AG Class B	8,450	729,283
Baloise Holding AG	10,644	1,641,698
Banque Cantonale Vaudoise	7,903	758,097
Barry Callebaut AG	804	1,589,403
BKW AG	5,541	757,605
Chocoladefabriken Lindt & Spruengli AG (d)	231	2,354,442
Chocoladefabriken Lindt & Spruengli AG (d)	24	2,464,332
Cie Financiere Richemont SA Class A	119,810	15,526,609
Clariant AG (a)	52,733	834,996
Credit Suisse Group AG	799,709	2,389,100
EMS-Chemie Holding AG	1,583	1,071,074
Geberit AG	8,076	3,801,446
Givaudan SA	2,100	6,430,285
Holcim AG	126,142	6,527,971
Julius Baer Group, Ltd.	47,683	2,775,839
Kuehne + Nagel International AG	13,140	3,056,343
Logitech International SA	42,328	2,610,501
Lonza Group AG	16,997	8,323,974
Novartis AG	498,606	45,048,071
Partners Group Holding AG	5,314	4,691,391
Roche Holding AG Bearer Shares	5,908	2,288,616
Roche Holding AG	161,965	50,854,769
Schindler Holding AG (d)	9,224	1,733,737
Schindler Holding AG (d)	5,914	1,066,208
SGS SA	1,533	3,562,419
SIG Group AG (a)	76,223	1,664,186
Sika AG	33,324	7,985,226
Sonova Holding AG	13,020	3,086,128
Straumann Holding AG	25,777	2,942,122
Swatch Group AG Bearer Shares (d)	6,580	1,870,450

See accompanying notes to financial statements.
11

STATE STREET MASTER FUNDS
STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022

Security Description	Shares	Value
Swatch Group AG (d)	13,415	$ 696,559
Swiss Life Holding AG	7,324	3,774,409
Swiss Prime Site AG	19,215	1,664,594
Swisscom AG	6,131	3,357,074
Temenos AG	14,894	816,820
UBS Group AG	768,124	14,284,018
VAT Group AG (c)	6,783	1,853,375
Zurich Insurance Group AG	34,548	16,515,975
		253,428,082
UNITED KINGDOM — 11.3%
3i Group PLC	231,053	3,728,481
Abrdn PLC	471,865	1,074,195
Admiral Group PLC	41,914	1,077,441
Ashtead Group PLC	100,040	5,679,961
Associated British Foods PLC	86,465	1,639,178
AstraZeneca PLC	357,168	48,196,739
Auto Trader Group PLC (c)	235,016	1,457,606
AVEVA Group PLC	28,680	1,108,459
Aviva PLC	628,826	3,349,406
BAE Systems PLC	713,413	7,345,891
Barclays PLC	3,792,882	7,232,411
Barratt Developments PLC	254,079	1,212,747
Berkeley Group Holdings PLC	27,737	1,258,856
BP PLC	4,328,880	24,729,048
British American Tobacco PLC	491,195	19,389,028
British Land Co. PLC REIT	225,039	1,069,534
BT Group PLC	1,533,042	2,066,311
Bunzl PLC	75,004	2,489,234
Burberry Group PLC	86,453	2,111,085
CK Hutchison Holdings, Ltd.	638,000	3,829,659
CNH Industrial NV	238,512	3,809,368
Coca-Cola Europacific Partners PLC (d)	38,200	2,113,224
Coca-Cola Europacific Partners PLC (d)	9,101	499,736
Compass Group PLC	403,637	9,310,136
Croda International PLC	32,239	2,561,051
DCC PLC	20,770	1,019,357
Diageo PLC	523,684	22,992,799
Entain PLC	129,710	2,061,913
Experian PLC	209,703	7,095,844
Haleon PLC (a)	1,147,730	4,519,410
Halma PLC	93,679	2,224,432
Hargreaves Lansdown PLC	89,571	922,513
HSBC Holdings PLC	4,596,076	28,511,103
Imperial Brands PLC	204,592	5,096,810
Informa PLC	348,856	2,600,083
InterContinental Hotels Group PLC	40,760	2,325,994
Intertek Group PLC	36,462	1,769,319
J Sainsbury PLC	395,938	1,036,848
JD Sports Fashion PLC	613,667	931,214
Johnson Matthey PLC	45,197	1,156,397
Security Description	Shares	Value
Just Eat Takeaway.com NV (a)(c)	43,530	$ 917,533
Kingfisher PLC	508,426	1,443,954
Land Securities Group PLC REIT	155,421	1,161,744
Legal & General Group PLC	1,424,274	4,274,583
Lloyds Banking Group PLC	15,574,252	8,507,234
London Stock Exchange Group PLC	74,861	6,425,991
M&G PLC	636,034	1,437,213
Melrose Industries PLC	990,407	1,602,381
National Grid PLC	819,783	9,835,534
NatWest Group PLC	1,239,771	3,954,983
Next PLC	29,524	2,061,968
Ocado Group PLC (a)	135,716	1,006,943
Pearson PLC	149,421	1,688,105
Persimmon PLC	69,777	1,021,486
Phoenix Group Holdings PLC	184,958	1,354,050
Reckitt Benckiser Group PLC	163,845	11,340,514
RELX PLC (d)	445,227	12,253,699
Rentokil Initial PLC	563,508	3,443,448
Rolls-Royce Holdings PLC (a)	1,947,338	2,183,167
Sage Group PLC	224,274	2,011,474
Schroders PLC	183,151	960,562
Segro PLC REIT	278,168	2,555,070
Severn Trent PLC	54,976	1,753,124
Smith & Nephew PLC	193,640	2,584,354
Smiths Group PLC	88,955	1,710,459
Spirax-Sarco Engineering PLC	16,231	2,072,502
SSE PLC	241,788	4,979,299
St James's Place PLC	134,575	1,772,590
Standard Chartered PLC	584,797	4,378,289
Taylor Wimpey PLC	764,908	935,290
Tesco PLC	1,687,839	4,551,938
Unilever PLC	585,964	29,477,093
United Utilities Group PLC	155,320	1,852,277
Vodafone Group PLC	6,219,922	6,302,792
Whitbread PLC	45,292	1,400,181
WPP PLC	259,824	2,563,473
		390,378,118
UNITED STATES — 3.7%
CyberArk Software, Ltd. (a)	9,300	1,205,745
GSK PLC	933,807	16,148,228
James Hardie Industries PLC CDI	105,109	1,881,783
Nestle SA	634,345	73,458,413
QIAGEN NV (a)	50,586	2,537,971
Schneider Electric SE	124,614	17,385,006
Stellantis NV (d)	83,110	1,177,037
Stellantis NV (d)	436,308	6,176,375
Swiss Re AG	68,620	6,414,027

See accompanying notes to financial statements.
12

STATE STREET MASTER FUNDS
STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022

Security Description	Shares	Value
Tenaris SA	114,203	$ 1,984,866
		128,369,451
TOTAL COMMON STOCKS (Cost $2,820,373,303)		3,286,191,031

PREFERRED STOCKS — 0.1%
GERMANY — 0.1%
Dr. Ing. h.c. F. Porsche AG, (a)	26,219	2,651,315
RIGHTS — 0.0% (b)
AUSTRALIA — 0.0% (b)
Australia & New Zealand Banking Group, Ltd. (expiring 01/02/23) (a)(e)	50,362	—
SHORT-TERM INVESTMENTS — 5.4%
State Street Institutional Liquid Reserves Fund, Premier Class 4.42% (f)(g)	150,126,647	150,156,673
State Street Navigator Securities Lending Portfolio II (h)(i)	36,982,799	36,982,799
TOTAL SHORT-TERM INVESTMENTS (Cost $187,143,303)		187,139,472
TOTAL INVESTMENTS — 100.4% (Cost $3,009,718,838)		3,475,981,818
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.4)%		(12,554,959)
NET ASSETS — 100.0%		$ 3,463,426,859

(a)	Non-income producing security.
(b)	Amount is less than 0.05% of net assets.
(c)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 1.4% of net assets as of December 31, 2022, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(d)	Reflects separate holdings of the issuer's common stock traded on different securities exchanges.
(e)	Fair valued as determined in good faith by the Trust's Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of December 31, 2022, total aggregate fair value of the security is $0, representing 0.00% of the Portfolio's net assets.
(f)	The Portfolio invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2022 are shown in the Affiliate Table below.
(g)	The rate shown is the annualized seven-day yield at December 31, 2022.
(h)	The Portfolio invested in an affiliated entity. Amounts related to these transactions during the period ended December 31, 2022 are shown in the Affiliate Table below.
(i)	Investment of cash collateral for securities loaned.
ADR	American Depositary Receipt
CDI	CREST Depository Interest
REIT	Real Estate Investment Trust

At December 31, 2022, open futures contracts were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
MSCI EAFE Index (long)	1,785	03/17/2023	$175,569,498	$173,983,950	$(1,585,548)

During the year ended December 31, 2022, the average notional value related to futures contracts was $94,573,923.
The following table summarizes the value of the Portfolio's investments according to the fair value hierarchy as of December 31, 2022.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$ 258,122,011	$3,028,069,020	$ —	$3,286,191,031
Preferred Stocks	2,651,315	—	—	2,651,315
See accompanying notes to financial statements.
13

STATE STREET MASTER FUNDS
STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022

Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Rights	$ —	$ —	$0 (a)	$ —
Short-Term Investments	187,139,472	—	—	187,139,472
TOTAL INVESTMENTS	$447,912,798	$3,028,069,020	$ —	$3,475,981,818
LIABILITIES:
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts(b)	(1,585,548)	—	—	(1,585,548)
TOTAL OTHER FINANCIAL INSTRUMENTS:	$ (1,585,548)	$ —	$ —	$ (1,585,548)
(a) The Portfolio held a Level 3 security that was valued at $0 at December 31, 2022.
(b) Futures Contracts are valued at unrealized appreciation (depreciation).
Sector Breakdown as of December 31, 2022

% of Net Assets
Financials	17.7%
Industrials	14.3
Health Care	12.8
Consumer Discretionary	10.5
Consumer Staples	10.0
Information Technology	7.5
Materials	7.4
Energy	4.7
Communication Services	4.3
Utilities	3.3
Real Estate	2.5
Short-Term Investments	5.4
Liabilities in Excess of Other Assets	(0.4)
TOTAL	100.0%
(The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.)
Affiliate Table
	Number of Shares Held at 12/31/21	Value at 12/31/21	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/22	Value at 12/31/22	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	24,646,528	$24,648,993	$1,141,800,191	$1,016,317,583	$28,903	$(3,831)	150,126,647	$150,156,673	$ 966,521
State Street Navigator Securities Lending Portfolio II	21,854,737	21,854,737	665,007,875	649,879,813	—	—	36,982,799	36,982,799	909,784
Total		$46,503,730	$1,806,808,066	$1,666,197,396	$28,903	$(3,831)		$187,139,472	$1,876,305
See accompanying notes to financial statements.
14

STATE STREET MASTER FUNDS
STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
December 31, 2022

ASSETS
Investments in unaffiliated issuers, at value*	$3,288,842,346
Investments in affiliated issuers, at value	187,139,472
Total Investments	3,475,981,818
Foreign currency, at value	2,725,627
Net cash at broker	10,266,223
Receivable for investments sold	272,436
Dividends receivable — unaffiliated issuers	3,481,251
Dividends receivable — affiliated issuers	251,329
Securities lending income receivable — unaffiliated issuers	5,729
Securities lending income receivable — affiliated issuers	24,363
Receivable for foreign taxes recoverable	11,724,983
Prepaid expenses and other assets	777
TOTAL ASSETS	3,504,734,536
LIABILITIES
Due to custodian	1,979,336
Payable upon return of securities loaned	36,982,799
Payable for investments purchased	213
Payable to broker – accumulated variation margin on open futures contracts	1,581,465
Advisory fee payable	512,802
Custodian fees payable	168,297
Trustees’ fees and expenses payable	1,137
Professional fees payable	50,282
Printing and postage fees payable	25,461
Accrued expenses and other liabilities	5,885
TOTAL LIABILITIES	41,307,677
NET ASSETS	$3,463,426,859
COST OF INVESTMENTS:
Investments in unaffiliated issuers	$2,822,575,535
Investments in affiliated issuers	187,143,303
Total cost of investments	$3,009,718,838
Foreign currency, at cost	$ 2,723,444
* Includes investments in securities on loan, at value	$ 57,381,341
See accompanying notes to financial statements.
15

STATE STREET MASTER FUNDS
STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
STATEMENT OF OPERATIONS
For the Year Ended December 31, 2022

INVESTMENT INCOME
Dividend income — unaffiliated issuers	$ 137,598,962
Dividend income — affiliated issuers	966,521
Unaffiliated securities lending income	721,322
Affiliated securities lending income	909,784
Foreign taxes withheld	(16,980,747)
TOTAL INVESTMENT INCOME (LOSS)	123,215,842
EXPENSES
Advisory fee	4,834,486
Custodian fees	563,228
Trustees’ fees and expenses	49,488
Professional fees and expenses	75,933
Printing and postage fees	15,881
Insurance expense	1,318
Interest expense	1,258
Miscellaneous expenses	38,836
TOTAL EXPENSES	5,580,428
NET INVESTMENT INCOME (LOSS)	$ 117,635,414
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments — unaffiliated issuers	(168,402,901)
Investments — affiliated issuers	28,903
Foreign currency transactions	(1,984,491)
Futures contracts	(3,597,910)
Net realized gain (loss)	(173,956,399)
Net change in unrealized appreciation/depreciation on:
Investments — unaffiliated issuers	(594,977,894)
Investments — affiliated issuers	(3,831)
Foreign currency translations	(697,238)
Futures contracts	(2,112,330)
Net change in unrealized appreciation/depreciation	(597,791,293)
NET REALIZED AND UNREALIZED GAIN (LOSS)	(771,747,692)
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$ (654,112,278)
See accompanying notes to financial statements.
16

STATE STREET MASTER FUNDS
STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended 12/31/22	Year Ended 12/31/21
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ 117,635,414	$ 106,772,031
Net realized gain (loss)	(173,956,399)	16,660,236
Net change in unrealized appreciation/depreciation	(597,791,293)	289,008,821
Net increase (decrease) in net assets resulting from operations	(654,112,278)	412,441,088
FROM BENEFICIAL INTEREST TRANSACTIONS:
Contributions	821,579,217	673,180,166
Withdrawals	(1,050,600,083)	(394,883,626)
Net increase (decrease) in net assets from capital transactions	(229,020,866)	278,296,540
Net increase (decrease) in net assets during the period	(883,133,144)	690,737,628
Net assets at beginning of period	4,346,560,003	3,655,822,375
NET ASSETS AT END OF PERIOD	$ 3,463,426,859	$4,346,560,003
See accompanying notes to financial statements.
17

STATE STREET MASTER FUNDS
STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
FINANCIAL HIGHLIGHTS
Selected data for a share outstanding throughout each period

	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20	Year Ended 12/31/19	Year Ended 12/31/18
Total return (a)	(14.64)%	11.25%	7.96%	22.11%	(13.83)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$3,463,427	$4,346,560	$3,655,822	$3,726,406	$2,809,510
Ratios to average net assets:
Total expenses	0.14%	0.14%	0.14%	0.15%	0.15%
Net investment income (loss)	2.98%	2.67%	2.35%	3.17%	2.96%
Portfolio turnover rate	18%	7%	8%	3%	14%
(a)	Total return for periods of less than one year are not annualized. Results represent past performance and is not indicative of future results.
See accompanying notes to financial statements.
18

STATE STREET MASTER FUNDS
STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
December 31, 2022

1.    Organization
State Street Master Funds (the “Trust”), a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (“1940 Act”), is an open-end management investment company.
As of December 31, 2022, the Trust consists of five (5) investment portfolios (together, the “Portfolios”). Financial statements herein relate only to the State Street International Developed Equity Index Portfolio (the “Portfolio”), which commenced operations on April 29, 2016.
The Portfolio is classified as a diversified investment company under the 1940 Act.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred.
2.    Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:
The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The Portfolio is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.
Security Valuation
The Portfolio's investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of the Portfolio are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board of Trustees of the Trust (the “Board”). The Committee provides oversight of the valuation of investments for the Portfolio. The Board has responsibility for overseeing the determination of the fair value of investments.
Valuation techniques used to value the Portfolio's investments by major category are as follows:
•   Equity investments traded on a recognized securities exchange for which market quotations are readily available are valued at the last sale price or official closing price, as applicable, on the primary market or exchange on which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last published sale price or at fair value.
•   Rights and warrants are valued at the last reported sale price obtained from independent pricing services or brokers on the valuation date. If no price is obtained from pricing services or brokers, valuation will be based upon the intrinsic value, pursuant to the valuation policy and procedures approved by the Board.
•   Investments in registered investment companies (including money market funds) or other unitized pooled investment vehicles that are not traded on an exchange are valued at that day’s published net asset value (“NAV”) per share or unit.
•   Exchange-traded futures contracts are valued at the closing settlement price on the primary market on which they are traded most extensively. Exchange-traded futures contracts traded on a recognized exchange for which there were no sales on that day are valued at the last reported sale price obtained from independent pricing services or brokers or at fair value.
19

STATE STREET MASTER FUNDS
STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2022

In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.
A “significant event” is an event that the Board believes, with a reasonably high degree of certainty, has caused the closing market prices of a Fund’s portfolio securities to no longer reflect their value at the time of the Fund’s net asset value calculation. Fair value may be determined using an independent fair value service under valuation procedures approved by the Board. The independent fair value service takes into account multiple factors including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates that have occurred subsequent to the close of foreign securities exchanges. The use of the independent fair value service or alternative fair valuation methods would result in the investments being classified within Level 2 of the fair value hierarchy.
Various inputs are used in determining the value of the Portfolio’s investments.
The Portfolio values its assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.
The three levels of the fair value hierarchy are as follows:
•  Level 1 – Unadjusted quoted prices in active markets for an identical asset or liability;
•   Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and
•   Level 3 – Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.
The value of the Portfolio’s investments according to the fair value hierarchy as of December 31, 2022 is disclosed in the Portfolio’s Schedule of Investments.
Investment Transactions and Income Recognition
Investment transactions are accounted for on trade date for financial reporting purposes. Realized gains and losses from the sale or disposition of investments and foreign exchange transactions, if any, are determined using the identified cost method. Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, or when the information becomes available, net of any foreign taxes withheld at source, if any. Non-cash dividends received in the form of stock, if any, are recorded as dividend income at fair value.
Distributions received by the Portfolio may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains.
All of the net investment income and realized gains and losses from the security transactions of the Portfolio are allocated pro rata among the partners in the Portfolio on a daily basis based on each partner’s daily ownership percentage.
Expenses
Certain expenses, which are directly identifiable to a specific Portfolio, are applied to that Portfolio within the Trust. Other expenses which cannot be attributed to a specific Portfolio are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Portfolio within the Trust.
20

STATE STREET MASTER FUNDS
STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2022

Foreign Currency Translation
The accounting records of the Portfolio are maintained in U.S. dollars. Foreign currencies as well as investment securities and other assets and liabilities denominated in a foreign currency are translated to U.S. dollars using exchange rates at period end. Purchases and sales of securities, income receipts and expense payments denominated in foreign currencies are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.
The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.
Foreign Taxes
The Portfolio may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, realized and unrealized capital gains on investments or certain foreign currency transactions. Foreign taxes are recorded in accordance with SSGA Funds Management, Inc.'s (the “Adviser” or “SSGA FM”) understanding of the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Portfolio invests. These foreign taxes, if any, are paid by the Portfolio and are reflected in the Statement of Operations, if applicable. Foreign taxes payable or deferred as of December 31, 2022, if any, are disclosed in the Portfolio's Statement of Assets and Liabilities.
3.    Derivative Financial Instruments
Futures Contracts
The Portfolio may enter into futures contracts to meet its objectives. A futures contract is a standardized, exchange-traded agreement to buy or sell a financial instrument at a set price on a future date. Upon entering into a futures contract, the Portfolio is required to deposit with the broker, cash or securities in an amount equal to the minimum initial margin requirements of the clearing house. Securities deposited, if any, are designated on the Portfolio’s Schedule of Investments and cash deposited, if any, is shown as Cash at Broker on the Portfolio’s Statement of Assets and Liabilities. Subsequent payments are made or received by the Portfolio equal to the daily change in the contract value, accumulated, exchange rates, and or other transactional fees. The accumulation of those payments are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses. The Portfolio recognizes a realized gain or loss when the contract is closed.
Losses may arise if the value of a futures contract decreases due to unfavorable changes in the market rates or values of the underlying instrument during the term of the contract or if the counterparty does not perform under the contract. The use of futures contracts also involves the risk that the movements in the price of the futures contracts do not correlate with the movement of the assets underlying such contracts.
For the period ended December 31, 2022, the Portfolio entered into futures contracts for cash equitization, to reduce tracking error and to facilitate daily liquidity.
The following summarizes the value of the Portfolio's derivative instruments as of December 31, 2022, and the related location in the accompanying Statement of Assets and Liabilities and Statement of Operations, presented by primary underlying risk exposure:
	Liability Derivatives
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Equity Risk	Commodity Risk	Total
Futures Contracts	$—	$—	$—	$1,581,465	$—	$1,581,465
	Net Realized Gain (Loss)
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Equity Risk	Commodity Risk	Total
Futures Contracts	$—	$—	$—	(3,597,910)	$—	(3,597,910)

21

STATE STREET MASTER FUNDS
STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2022

	Net Change in Unrealized Appreciation (Depreciation)
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Equity Risk	Commodity Risk	Total
Futures Contracts	$—	$—	$—	(2,112,330)	$—	(2,112,330)
4.    Fees and Transactions with Affiliates
Advisory Fee
The Portfolio has entered into an Investment Advisory Agreement with the Adviser. For its advisory services to the Portfolio, the Portfolio pays the Adviser a management fee at an annual rate of 0.11% of its average daily net assets.
Administrator, Custodian, Sub-Administrator and Transfer Agent Fees
SSGA FM serves as administrator and State Street Bank and Trust Company (“State Street”), an affiliate of the Adviser, serves as custodian, sub-administrator and transfer agent to the Portfolio. For its services as custodian, sub-administrator, and transfer agent, the Portfolio pays State Street an annual fee. The fees are accrued daily and paid monthly.
Other Transactions with Affiliates - Securities Lending
State Street, an affiliate of the Portfolio, acts as the securities lending agent for the Portfolio, pursuant to an amended and restated securities lending authorization agreement dated January 6, 2017, as amended.
Net proceeds collected by State Street on investment of cash collateral or any fee income less rebates payable to borrowers, are paid as follows: If the calendar year to date net proceeds is below a specified threshold across participating affiliated funds, the Portfolio retains eighty five percent (85%) of the net proceeds and fifteen percent (15%) of such net proceeds is payable to State Street. Starting the business day following the date that calendar year to date net proceeds exceeds a specified threshold, each Fund/Portfolio retains ninety percent (90%) of the net proceeds and ten percent (10%) of such net proceeds is payable to State Street.
In addition, cash collateral from lending activities is invested in the State Street Navigator Securities Lending Portfolio II, an affiliated fund, for which SSGA FM serves as investment adviser. See Note 8 for additional information regarding securities lending.
Other Transactions with Affiliates
The Portfolio may invest in affiliated entities, including securities issued by State Street Corporation, affiliated funds, or entities deemed to be affiliates as a result of the Portfolio owning more than five percent of the entity’s voting securities or outstanding shares. Amounts relating to these transactions during the period ended December 31, 2022, are disclosed in the Schedule of Investments.
5.    Trustees’ Fees
The fees and expenses of the Trustees who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”), are paid directly by the Portfolio. The Independent Trustees are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.
6.    Investment Transactions
Purchases and sales of investments (excluding in-kind transactions, derivative contracts and short term investments) for the period ended December 31, 2022, were as follows:
	Purchases	Sales
State Street International Developed Equity Index Portfolio	$676,811,745	$875,927,965
22

STATE STREET MASTER FUNDS
STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2022

7.    Income Tax Information
The Portfolio is not required to pay federal income taxes on its net investment income and net capital gains because it is treated as a partnership for federal income tax purposes. All interest, gains and losses of the Portfolio are deemed to have been “passed through” to the Portfolio’s partners in proportion to their holdings in the Portfolio, regardless of whether such items have been distributed by the Portfolio. Each partner is responsible for its tax liability based on its distributive share; therefore, no provision has been made for federal income taxes.
The Portfolio files federal and various state and local tax returns as required. No income tax returns are currently under examination. Generally, the federal returns are subject to examination by the Internal Revenue Service for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction. SSGA FM has analyzed the Portfolio’s tax positions taken on tax returns for all open years and does not believe there are any uncertain tax positions that would require recognition of a tax liability.
As of December 31, 2022, gross unrealized appreciation and gross unrealized depreciation of investments and other financial instruments based on cost for federal income tax purposes were as follows:
	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
State Street International Developed Equity Index Portfolio	$3,150,413,456	$697,359,757	$373,376,943	$323,982,814
8.    Securities Lending
The Portfolio may lend securities to qualified broker-dealers or institutional investors. The loans are secured at all times by cash, cash equivalents or U.S. government securities in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. The value of the collateral with respect to a loaned security may be temporarily more or less than the value of a security due to market fluctuations of securities values. With respect to each loan, if on any U.S. business day the aggregate market value of securities collateral plus cash collateral is less than the aggregate market value of the securities which are subject to the loan, the borrower will be notified to provide additional collateral on the next business day.
The Portfolio will regain record ownership of loaned securities to exercise certain beneficial rights; however, the Portfolio may bear the risk of delay in recovery of, or even loss of rights in the securities loaned should the borrower fail financially. In addition, the Portfolio will bear the risk of loss of any cash collateral that it may invest. The Portfolio receives compensation for lending its securities from interest or dividends earned on the cash, cash equivalents or U.S. government securities held as collateral, net of fee rebates paid to the borrower and net of fees paid to State Street as the lending agent. Additionally, the Portfolio will receive a fee from the borrower for non-cash collateral equal to a percentage of the market value of the loaned securities.
The market value of securities on loan as of December 31, 2022, and the value of the invested cash collateral are disclosed in the Portfolio’s Statement of Assets and Liabilities. Non-cash collateral is not disclosed in the Portfolio’s Statement of Assets and Liabilities as it is held by the lending agent on behalf of the Portfolio, and the Portfolio does not have the ability to re-hypothecate those securities. Securities lending income, as disclosed in the Portfolio’s Statement of Operations, represents the income earned from the non-cash collateral and the investment of cash collateral, net of fee rebates paid to the borrower and net of fees paid to State Street as lending agent.
The following is a summary of the Portfolio’s securities lending agreements and related cash and non-cash collateral received as of December 31, 2022:
Portfolio	Market Value of Securities on Loan	Cash Collateral Received	Non-Cash Collateral Received*	Total Collateral Received
State Street International Developed Equity Index Portfolio	$ 57,381,341	$ 36,982,799	$ 23,607,921	$ 60,590,720
*	The non-cash collateral includes U.S. Treasuries and U.S. Government Agency securities.
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NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2022

The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged or securities loaned, and the remaining contractual maturity of those transactions as of December 31, 2022:
		Remaining Contractual Maturity of the Agreements as of December 31, 2022
Portfolio	Securities Lending Transactions	Overnight and Continuous	<30 Days	Between 30 & 90 Days	>90 Days	Total Borrowings	Gross Amount of Recognized Liabilities for Securities Lending Transactions
State Street International Developed Equity Index Portfolio	Common Stocks	$36,982,799	$—	$—	$—	$36,982,799	$36,982,799
9.    Line of Credit
The Portfolio and other affiliated funds (each, a “Participant” and collectively, the “Participants”) have access to $200 million of a $1.275 billion ($1.1 billion prior to October 6,2022) revolving credit facility, provided by a syndication of banks under which the Participants may borrow to fund shareholder redemptions. This agreement expires in October 2023 unless extended or renewed.
The Participants are charged an annual commitment fee which is calculated based on the unused portion of the shared credit line. Commitment fees are allocated among each of the Participants based on relative net assets. Commitment fees are ordinary fund operating expenses. A Participant incurs and pays the interest expense related to its borrowing. Interest is calculated at a rate per annum equal to the sum of 1.00% plus the greater of the New York Fed Bank Rate and the one-month SOFR Rate.
The Portfolio had no outstanding loans as of December 31, 2022.
10.    Risks
Foreign and Emerging Markets Risk
Investing in foreign markets involves risks and considerations not typically associated with investing in the U.S. Foreign securities may be subject to risk of loss because of government regulation, economic, political and social instability in the countries in which the Portfolio invests. Foreign markets may be less liquid than investments in the U.S. and may be subject to the risks of currency fluctuations. To the extent that the Portfolio invests in securities of issuers located in emerging markets, these risks may be even more pronounced.
Market Risks
The Portfolio’s investments are subject to changes in general economic conditions, general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and general market liquidity. The Portfolio is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness, such as COVID-19, or other public health issues, or other events could have a significant impact on the Portfolio and its investments.
Russian Sanctions Risk
Sanctions threatened or imposed by a number of jurisdictions, including the United States, the European Union and the United Kingdom, and other intergovernmental actions that have been or may be undertaken in the future, against Russia, Russian entities or Russian individuals, may result in the devaluation of Russian currency, a downgrade in the country’s credit rating, an immediate freeze of Russian assets, a decline in the value and liquidity of Russian securities, property or interests, and/or other adverse consequences to the Russian economy or the Portfolio's. The scope and scale of sanctions in place at a particular time may be expanded or otherwise modified in a way that have negative effects on the Portfolio's. Sanctions, or the threat of new or modified sanctions, could impair the ability of the Portfolio's to buy, sell, hold, receive, deliver or otherwise transact in certain affected securities or other investment instruments. Sanctions could also result in Russia taking counter measures or other actions in response, which may further impair the value and liquidity of Russian securities. These sanctions, and the resulting disruption of the Russian economy, may cause volatility in other regional and global
24

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STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2022

markets and may negatively impact the performance of various sectors and industries, as well as companies in other countries, which could have a negative effect on the performance of the Portfolio's, even if the Portfolio's does not have direct exposure to securities of Russian issuers. As a collective result of the imposition of sanctions, Russian government countermeasures and the impact that they have had on the trading markets for Russian securities, certain Portfolio's have used, and may in the future use, fair valuation procedures approved by the Portfolio’s Board to value certain Russian securities, which could result in such securities being deemed to have a zero value.
11.    Subsequent Events
Management has evaluated the impact of all subsequent events on the Portfolio through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.
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STATE STREET MASTER FUNDS
STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Owners of Beneficial Interest of State Street International Developed Equity Index Portfolio and Board of Trustees of State Street Master Funds
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of State Street International Developed Equity Index Portfolio (the “Portfolio”) (one of the series constituting State Street Master Funds (the “Trust”)), including the schedule of investments, as of December 31, 2022, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Portfolio (one of the series constituting State Street Master Funds) at December 31, 2022, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2022, by correspondence with the custodian, brokers and others; when replies were not received from brokers and others, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more State Street Global Advisors investment companies since 2000.
Boston, Massachusetts
February 24, 2023
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OTHER INFORMATION
December 31, 2022 (Unaudited)

Expense Example
As a shareholder of a Portfolio, you incur two types of costs: (1) transaction costs, including sales charges (loads), if applicable, on purchase payments, reinvested dividends, or other distributions and (2) ongoing costs, including advisory fees and to the extent applicable, distribution (12b-1) and/or service fees; and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in a Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from July 1, 2022 to December 31, 2022.
The table below illustrates your Portfolio's cost in two ways:
Based on actual fund return ——This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from each Portfolio's actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Portfolio. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Portfolio under the heading “Expenses Paid During Period”.
Based on hypothetical 5% return ——This section is intended to help you compare your Portfolio's costs with those of other mutual funds. It assumes that the Portfolio had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case, because the return used is not the Portfolio's actual return, the results do not apply to your investment. The example is useful in making comparisons because the U.S. Securities and Exchange Commission (the “SEC”) requires all mutual funds to calculate expenses based on a 5% return. You can assess your Portfolio's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales load charges (loads). Therefore, the hypothetical 5% return section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
		Actual		Hypothetical (assuming a 5% return before expenses)
	Annualized Expense Ratio	Ending Account Value	Expenses Paid During Period(a)	Ending Account Value	Expenses Paid During Period(a)
State Street International Developed Equity Index Portfolio	0.14%	$1,062.50	$0.73	$1,024.50	$0.71
(a)	Expenses are equal to the Portfolio's annualized net expense ratio multiplied by the average account value of the period, multiplied by 184, then divided by 365.
Proxy Voting Policies and Procedures and Records
The Portfolio has adopted the proxy voting policies of the Adviser. A description of the Portfolio's proxy voting policies and procedures that are used by the Portfolio's Adviser to vote proxies relating to Portfolio's portfolio of securities are available (i) without charge, upon request, by calling 1-877-521-4083 (toll free) and (ii) on the SEC's website at www.sec.gov. Information regarding how the Portfolio voted for the prior 12-month period ended June 30 is available by August 31 of each year by calling the same number and on the SEC's website, at www.sec.gov, and on the Portfolio's website at www.ssga.com.
Quarterly Portfolio Schedule
Following the Portfolio's first and third fiscal quarter-ends, a complete Schedule of Investments is filed with the SEC as exhibits on Form N-PORT, which can be found on the SEC's website at www.sec.gov and on the Funds' website at www.ssga.com. The Portfolio's Schedules of Investments are available upon request, without charge, by calling 1-800-997-7327 (toll free).
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OTHER INFORMATION  (continued)
December 31, 2022 (Unaudited)

TRUSTEES AND OFFICERS INFORMATION
Name, Address and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation During the Past Five Years and Relevant Experience	Number of Funds in Fund Complex Overseen by Trustee†	Other Directorships Held by Trustee During the Past Five Years
Trustees
Independent Trustees
Michael F. Holland(1) c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1944	Trustee and Co- Chairperson of the Board	Term: Indefinite Elected: 7/99	Chairman, Holland & Company L.L.C. (investment adviser) (1995 - present).	55	Director, the Holland Series Fund, Inc.; Director, The China Fund, Inc. (1992 - 2017); Director, The Taiwan Fund, Inc. (2007 - 2017); Director, Reaves Utility Income Fund, Inc.; and Director, Blackstone/GSO Loans (and Real Estate) Funds.
Patrick J. Riley c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1948	Trustee and Co- Chairperson of the Board	Term: Indefinite Elected: 1/14	Associate Justice of the Superior Court, Commonwealth of Massachusetts (2002 - May 2010); Partner, Riley, Burke & Donahue, L.L.P. (law firm) (1985 - 2002); Independent Director, State Street Global Advisors Europe Limited (investment company) (1998 - present); Independent Director, SSGA Liquidity PLC (formerly, SSGA Cash Management Fund PLC) (1998 - present); Independent Director, SSGA Fixed Income PLC (January 2009 - present); Independent Director, SSGA Qualified Funds PLC (January 2009 - 2019).	55	Board Director and Chairman, SPDR Europe I PLC Board (2011 - present); Board Director and Chairman, SPDR Europe II, PLC (2013 - present).
John R. Costantino c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1946	Trustee and Chairperson of the Qualified Legal Compliance Committee	Term: Indefinite Elected: 12/18	Senior Advisor to NGN Capital LLC (January 2020 - present); Managing General Partner, NGN Capital LLC (2006 - December 2019).	55	Director, Kleinfeld Bridal Corp. (January 2016 - present); Trustee of Neuroscience Research Institute (1986 - 2017); Trustee of Fordham University (1989 - 1995 and 2001 - 2007) and Trustee Emeritus (2007 - present); Trustee and Independent Chairperson of GE Funds (1993 - February 2011); Director, Muscular Dystrophy Association (2019 - present); Trustee of Gregorian University Foundation (1992 - 2007); Chairman of the Board of Directors, Vivaldi Biosciences Inc. (May 2017 - present); Chairman of the Supervisory Board, Vivaldi Biosciences AG. (May 2017 - present); Trustee, Gallim Dance (December 2021 - present).
Richard D. Shirk c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1945	Trustee and Chairperson of the Nominating Committee and Chairperson of the Governance Committee	Term: Indefinite Elected: 1/14	Chairman (March 2001 - April 2002), President and Chief Executive Officer (1996 - March 2001), Cerulean Companies, Inc. (holding company) (Retired); President and Chief Executive Officer, Blue Cross Blue Shield of Georgia (health insurer, managed healthcare) (1992 - March 2001).	55	Chairman and Board Member (December 2008) and Investment Committee Member (December 2008 - present), Healthcare Georgia Foundation (private foundation); Lead Director and Board Member, Amerigroup Corp. (managed health care) (September 2002 - 2012); Board Member (1999 - 2013) and Investment Committee Member (2001 - 2017), Woodruff Arts Center; Trustee, Gettysburg College (2003 - 2009); Board member, Aerocare Holdings (2003 - January 2021), Regenesis Biomedical Inc. (April 2012 - present).
Michael A. Jessee c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1946	Trustee and Chairperson of the Valuation Committee	Term: Indefinite Appointed: 7/16 Elected: 12/18	Retired; formerly, President and Chief Executive Officer of the Federal Home Loan Bank of Boston (1989 - 2009); Trustee, Randolph-Macon College (2004 - 2016).	55	None.
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OTHER INFORMATION  (continued)
December 31, 2022 (Unaudited)

Name, Address and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation During the Past Five Years and Relevant Experience	Number of Funds in Fund Complex Overseen by Trustee†	Other Directorships Held by Trustee During the Past Five Years
Donna M. Rapaccioli c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1962	Trustee and Chairperson of the Audit Committee	Term: Indefinite Elected: 12/18	Dean of the Gabelli School of Business (2007 - June 2022) and Accounting Professor (1987 - present) at Fordham University.	55	Director- Graduate Management Admissions Council (2015 - present); Trustee of Emmanuel College (2010 - 2019).
Margaret McLaughlin c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1967	Trustee	Term: Indefinite Appointed: 9/22	Consultant (since 2020) Bates Group (consultants); Consultant (2019 - 2020) Madison Dearborn Partners (private equity); General Counsel/CCO (2011 - 2019) Kramer Van Kirk Credit Strategies L.P./Mariana Systems LLC (Investment Adviser/SaaS Technology).	55	Director, Manning & Napier Fund Inc. (2021 - present).
George Pereira c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1964	Trustee	Term: Indefinite Appointed: 9/22	Chief Operating Officer (January 2011 - September 2020) and Chief Financial Officer (November 2004 - September 2020), Charles Schwab Investment Management.	55	Director, Pacific Premier Bancorp, Pacific Premier Bank (2021 - present); Director, Charles Schwab Asset Management (Ireland) Ltd., & Charles Schwab Worldwide Funds PLC. (2005 - 2020); Director, Rotaplast International, Inc. (non-profit providing free medical services to children worldwide) (2012 - 2018).
Interested Trustee(2)
Ellen M. Needham(3) SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1967	Trustee and President	Term: Indefinite Elected 12/18	Chairman, SSGA Funds Management, Inc. (March 2020 - present); President and Director, SSGA Funds Management, Inc. (2001 - present)*; Senior Managing Director, State Street Global Advisors (1992 - present)*; Manager, State Street Global Advisors Funds Distributors, LLC (May 2017 - present).	55	Board Director, SSGA SPDR ETFs Europe I PLC (May 2020 - present); Board Director, SSGA SPDR ETFs Europe II PLC (May 2020 - present).
† For the purpose of determining the number of portfolios overseen by the Trustees, “Fund Complex” comprises registered investment companies for which SSGA Funds Management, Inc. serves as investment adviser.
(1) Mr. Holland retired as a Trustee of the Trust effective December 31, 2022.
(2) The individual listed below is a Trustee who is an “interested person,” as defined in the 1940 Act, of the Trust (“Interested Trustee”).
(3) Ms. Needham is an Interested Trustee because of her employment by SSGA FM, an affiliate of the Trust.
* Served in various capacities and/or with various affiliated entities during noted time period.

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OTHER INFORMATION  (continued)
December 31, 2022 (Unaudited)

The following lists the principal officers for the Trust, as well as their mailing addresses and ages, positions with the Trust and length of time served, and present and principal occupations:

Name, Address and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation(s) During the Past 5 Years
Officers
ELLEN M. NEEDHAM SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1967	President, Trustee	Term: Indefinite Served: Since 10/12	Chairman, SSGA Funds Management, Inc. (March 2020 - present); President and Director, SSGA Funds Management, Inc. (2001 - present)*; Senior Managing Director, State Street Global Advisors (1992 - present)*; Manager, State Street Global Advisors Funds Distributors, LLC (May 2017 - present).
BRUCE S. ROSENBERG SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1961	Treasurer	Term: Indefinite Served: Since 2/16	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (July 2015 - present); Director, Credit Suisse (April 2008 - July 2015).
ANN M. CARPENTER SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1966	Vice President and Deputy Treasurer	Term: Indefinite Served: Since 10/12 Term: Indefinite Served: Since 2/16	Chief Operating Officer, SSGA Funds Management, Inc. (April 2005 - present)*; Managing Director, State Street Global Advisors (April 2005 - present).*
CHAD C. HALLETT SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1969	Deputy Treasurer	Term: Indefinite Served: Since 2/16	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (November 2014 - present).
DARLENE ANDERSON-VASQUEZ SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1968	Deputy Treasurer	Term: Indefinite Served: Since 11/16	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (May 2016 - present); Senior Vice President, John Hancock Investments (September 2007 - May 2016).
ARTHUR A. JENSEN SSGA Funds Management, Inc. 1600 Summer Street Stamford, CT 06905 YOB: 1966	Deputy Treasurer	Term: Indefinite Served: Since 9/17	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (July 2016 - present); Mutual Fund Controller, GE Asset Management Incorporated (April 2011 - July 2016).
DAVID LANCASTER SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1971	Assistant Treasurer	Term: Indefinite Served: Since 11/20	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (July 2017 - present); Assistant Vice President, State Street Bank and Trust Company (November 2011 - July 2017).*
RYAN HILL SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1982	Assistant Treasurer	Term: Indefinite Served: Since 5/22	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (May 2017 - present); Assistant Vice President, State Street Bank and Trust Company (May 2014 - May 2017).
JOHN BETTENCOURT SSGA Funds Management, Inc. One Iron Street, Boston, MA 02210 YOB:1976	Assistant Treasurer	Term: Indefinite Served: Since 5/22	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (March 2020 - present); Assistant Vice President, State Street Global Advisors (June 2007 - March 2020).
BRIAN HARRIS SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1973	Chief Compliance Officer, Anti-Money Laundering Officer and Code of Ethics Compliance Officer	Term: Indifinite Served: Since 11/13 Term: Indefinite Served: Since 9/16	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (June 2013 - present).*
SEAN O'MALLEY SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1969	Chief Legal Officer	Term: Indefinite Served: Since 8/19	Senior Vice President and General Counsel, State Street Global Advisors (May 2022 - present); Senior Vice President and Deputy General Counsel, State Street Global Advisors (November 2013 - May 2022).
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OTHER INFORMATION  (continued)
December 31, 2022 (Unaudited)

Name, Address and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation(s) During the Past 5 Years
DAVID BARR SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB:1974	Secretary	Term: Indefinite Served: Since 9/20	Vice President and Senior Counsel, State Street Global Advisors (October 2019 - present); Vice President and Counsel, Eaton Vance Corp. (October 2010 - October 2019).
DAVID URMAN SSGA Funds Management, Inc. One Iron Street Boston,MA 02210 YOB:1985	Assistant Secretary	Term: Indefinite Served: Since 8/19	Vice President and Senior Counsel, State Street Global Advisors (April 2019 - present); Vice President and Counsel, State Street Global Advisors (August 2015 - April 2019); Associate, Ropes & Gray LLP (November 2012 - August 2015).
* Served in various capacities and/or with various affiliated entities during noted time period.
The Statement of Additional Information (SAI) includes additional information about the Trust's trustees and officers and is available, without charge, upon request and by calling 1-877-521-4083.

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Trustees
John R. Costantino
Michael F. Holland
Michael A. Jessee
Margaret McLaughlin
Ellen M. Needham
George Pereira
Donna M. Rapaccioli
Patrick J. Riley
Richard D. Shirk
Investment Adviser and Administrator
SSGA Funds Management, Inc.
One Iron Street
Boston, MA 02210
Custodian, Sub-Administrator and Transfer Agent
State Street Bank and Trust Company
State Street Financial Center
One Lincoln Street
Boston, MA 02111
Independent Registered Public Accounting Firm
Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116
Legal Counsel
Ropes & Gray LLP
800 Boylston Street
Boston, MA 02199
The information contained in this report is intended for the general information of shareholders of the Portfolio and shareholders of any fund invested in the Portfolio. Interests in the Portfolio are offered solely to eligible investors in private placement transactions that do not involve any “public offering” within the meaning of Section 4(a)(2) of the 1933 Act. This report is not authorized for distribution (i) to prospective investors in any fund invested in the Portfolio unless preceded or accompanied by a current offering document for such fund or (ii) to prospective eligible investors in the Portfolio unless preceded or accompanied by a current offering document of the Portfolio. Eligible investors in the Portfolio may obtain a current Portfolio offering document by calling 1-877-521-4083. Please read the offering document carefully before investing in the Portfolio.
SSIITHIDEAR

(b)	Not Applicable to Registrant.

Item 2. Code of Ethics.

As of the end of the period covered by this report, State Street Institutional Investment Trust (the “Trust” or “Registrant”) has adopted a code of ethics, as defined in Item 2(b) of Form N-CSR, that applies to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the Registrant or a third party (the “Code”). That Code comprises written standards that are reasonably designed to deter wrongdoing and to promote: (1) honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships; (2) full, fair, accurate, timely and understandable disclosure in reports and documents that the Registrant files with, or submits to, the U.S. Securities Exchange Commission (the “SEC”) and in other public communications made by the Registrant; (3) compliance with applicable laws and governmental rules and regulations; (4) the prompt internal reporting to an appropriate person or persons identified in the Code of violations of the Code; and (5) accountability for adherence to the Code. For the period covered by the report, the Code was combined with other mutual funds advised by SSGA Funds Management, Inc. (“SSGA FM” or the “Adviser”). The Registrant has not made any amendments to the Code that relates to any element of the code of ethics definition set forth in Item 2(b) of Form N-CSR during the covered period. The Registrant has not granted any waivers from any provisions of the Code during the covered period. A copy of the Code is filed as Exhibit 13(a)(1) to this Form N-CSR.

Item 3. Audit Committee Financial Expert.

The Trust’s Board of Trustees (the “Board”) has determined that the Trust has the following “audit committee financial experts” as defined in Item 3(b) of Form N-CSR serving on its audit committee (the “Audit Committee”): Messrs. Richard D. Shirk, John R. Costantino and George M. Pereira and Ms. Donna M. Rapaccioli. Each of the “audit committee financial experts” is “independent” as that term is defined in Item 3(a)(2) of Form N-CSR.

An “audit committee financial expert” is not an “expert” for any purpose, including for purposes of Section 11 of the Securities Act of 1933, as amended, as a result of being designated as an “audit committee financial expert.” Further, the designation of a person as an “audit committee financial expert” does not mean that the person has any greater duties, obligations, or liability than those imposed on the person without the “audit committee financial expert” designation. Similarly, the designation of a person as an “audit committee financial expert” does not affect the duties, obligations, or liability of any other member of the Audit Committee or the Board.

Item 4. Principal Accountant Fees and Services.

(a)	Audit Fees

For the fiscal years ended December 31, 2022 and December 31, 2021, the aggregate audit fees billed for professional services rendered by Ernst & Young LLP (“E&Y”), the Trust’s principal accountant, for the audit of the Trust’s annual financial statements or services normally provided by E&Y in connection with the Trust’s statutory and regulatory filings and engagements were $697,903 and $640,695, respectively.

(b)	Audit-Related Fees

For the fiscal years ended December 31, 2022 and December 31, 2021, there were no fees for assurance and related services by E&Y reasonably related to the performance of the audit of the Trust’s financial statements that were not reported under paragraph (a) of this Item.

(c)	Tax Fees

For the fiscal years ended December 31, 2022 and December 31, 2021, the aggregate tax fees billed for professional services rendered by E&Y were $64,346 and $178,244, respectively. Tax services related to the review of year-end distribution requirements for the fiscal year ended December 31, 2022 and the review of year-end distribution requirements as well as tax compliance, tax advice, and tax planning in the form of preparation of excise filings and income tax returns for the fiscal year ended December 31, 2021.

(d)	All Other Fees

For the fiscal years ended December 31, 2022 and December 31, 2021, there were no fees billed for professional services rendered by E&Y for products and services provided by E&Y to the Trust, other than the services reported in paragraphs (a) through (c).

For the fiscal years ended December 31, 2022 and December 31, 2021, the aggregate fees for professional services rendered by E&Y for products and services provided by E&Y to the Adviser and any entity controlling, controlled by, or under common control with the Adviser that provides ongoing services to the Trust that (i) relate directly to the operations and financial reporting of the Trust and (ii) were pre-approved by the Audit Committee were approximately $9,327,125 and $8,904,469, respectively.

(e)(1)	Audit Committee Pre-Approval Policies and Procedures

The Trust’s Audit Committee Charter states the following with respect to pre-approval procedures:

The Audit Committee shall have the following duties and powers:

•

To pre-approve engagements by a Trust’s independent auditor for non-audit services to be rendered to the Trust’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Trust’s, if the engagement relates directly to the operations and financial reporting of the Trust’s;

•

To establish, if deemed necessary or appropriate as an alternative to Audit Committee pre-approval of services to be provided by the independent auditor as required by paragraph (b) above, policies and procedures to permit such services to be pre-approved by other means, such as by action of a designated member or members of the Audit Committee, subject to the requirement that the decision of any member to whom authority is delegated to pre-approve an activity shall be presented to the full Audit Committee at its next scheduled meeting;

Alternate Pre-Approval Procedure:

•

The Chairperson, or a Co-Chairperson, of the Audit Committee is authorized to pre-approve any engagement involving the Trust’s independent auditors to the same extent as the Audit Committee. Any pre-approval decision by the Chairperson, or a Co-Chairperson, under the foregoing authority shall be presented to the Audit Committee at its next scheduled meeting.

(e)(2)	Percentage of Services

None of the services described in paragraphs (b) through (d) of this Item were performed in reliance on paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X during the period of time for which such rule was effective.

(f)	Not applicable.

(g)	Total Fees Paid By Adviser and Certain Affiliates

For the fiscal years ended December 31, 2022 and December 31, 2021, the aggregate non-audit fees billed by E&Y for services rendered to the Trust and the Adviser and any entity controlling, controlled by, or under common control with the Adviser that provided ongoing services to the Trust were approximately $38,000,000 and $38,000,000, respectively.

(h)

E&Y notified the Trust’s Audit Committee of all non-audit services that were rendered by E&Y to the Adviser and any entity controlling, controlled by, or under common control with the Adviser that provides services to the Trust, which services were not required to be pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, allowing the Trust’s Audit Committee to consider whether such services were compatible with maintaining E&Y’s independence.

(i)	Not applicable to the Registrant.

(j)	Not applicable to the Registrant.

Item 5. Audit Committee of Listed Registrants.

Not applicable to the Registrant.

Item 6. Investments.

(a)	Schedules of Investments are included as part of the reports to shareholders filed under Item 1 of this Form N-CSR.

(b)	Not applicable to the Registrant.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the Registrant.

Item 10. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board.

Item 11. Controls and Procedures.

(a)

The Trust’s principal executive officer and principal financial officer have concluded that the Trust’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective to provide reasonable assurance that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported as of a date within 90 days of the filing date of this report, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)

There were no changes in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

(a)	Not applicable to the Registrant.

(b)	Not applicable to the Registrant.

Item 13. Exhibits.

(a)(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is attached hereto.

(a)(2)	Certifications of principal executive officer and principal financial and accounting officer of the Trust as required by Rule 30a-2(a) under the 1940 Act are attached hereto.

(a)(3)	Not applicable to the Registrant.

(a)(4)	Not applicable to the Registrant.

(b)	Certifications of principal executive officer and principal financial and accounting officer of the Trust as required by Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	STATE STREET INSTITUTIONAL INVESTMENT TRUST

By:	/s/ Ellen M. Needham
Ellen M. Needham
President

Date:	March 8, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Ellen M. Needham
Ellen M. Needham
President (Principal Executive Officer)

Date:	March 8, 2023

By:	/s/ Bruce S. Rosenberg
Bruce S. Rosenberg
Treasurer (Principal Financial and Accounting Officer)

Date:	March 8, 2023